UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3258
DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact name of registrant as specified in charter)
1299 Ocean Avenue, 11th Floor, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary DFA Investment Dimensions Group Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

ITEM 1.          SCHEDULE OF INVESTMENTS.

DFA Investment Dimensions Group Inc.

Form N-Q

February 28, 2005

(Unaudited)

Table of Contents

Schedules of Investments
U.S. Large Company Portfolio
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Small XM Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Pacific Rim Small Company Portfolio
United Kingdom Small Co. Portfolio
Continental Small Company Portfolio
DFA International Small Cap Value Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Five Year Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Municipal Bond Portfolio
Emerging Markets Value Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Small Cap Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
Tax-Managed DFA International Value Portfolio
Tax-Managed U.S. Equity Portfolio
LWAS/DFA International High Book to Market Portfolio
VA Small Value Portfolio
VA Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small XM Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series
The Tax-Managed U.S. Equity Series

Dimensional Emerging Markets Value Fund Inc.

DFA INVESTMENT DIMENSIONS GROUP INC.
SCHEDULES OF INVESTMENTS

U.S. LARGE COMPANY PORTFOLIO
February 28, 2005
(Unaudited)

Value†

Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$1,605,078,481

Total Investments (100%) (Cost $1,301,686,623)††	$1,605,078,481

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $1,351,719,591.

ENHANCED U.S. LARGE COMPANY PORTFOLIO
February 28, 2005
(Unaudited)

	Shares	Value†
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company	26,710,788	$239,328,660

Total Investments (100%) (Cost $209,919,465)††		$239,328,660

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $243,950,235.

U.S. LARGE CAP VALUE PORTFOLIO
February 28, 2005
(Unaudited)

	Shares	Value†
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	152,922,263	$2,946,812,008

Total Investments (100%) (Cost $2,188,881,635)††		$2,946,812,008

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $2,298,696,444.

U.S. SMALL XM VALUE PORTFOLIO
February 28, 2005
(Unaudited)

	Shares	Value†
Investment in The U.S. Small XM Value Series of The DFA Investment Trust Company	13,493,481	$155,444,901

Total Investments (100%) (Cost $130,129,177)††		$155,444,901

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $132,649,579.

U.S. SMALL CAP VALUE PORTFOLIO
February 28, 2005
(Unaudited)

	Shares	Value†
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company	275,957,275	$6,090,377,060

Total Investments (100%) (Cost $4,327,647,259)††		$6,090,377,060

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $4,501,464,476.

U.S. SMALL CAP PORTFOLIO
February 28, 2005
(Unaudited)

	Shares	Value†
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	149,441,841	$2,310,370,862

Total Investments (100%) (Cost $1,905,445,557)††		$2,310,370,862

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $1,976,788,360.

U.S. MICRO CAP PORTFOLIO
February 28, 2005
(Unaudited)

	Shares	Value†
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company	302,019,437	$3,337,314,779

Total Investments (100%) (Cost $2,335,567,947)††		$3,337,314,779

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $2,437,212,113.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (98.2%)
	Acadia Realty Trust	188,000	$2,989,200
	Affordable Residential Communities	254,100	3,074,610
	Agree Realty Corp.	47,500	1,303,875
*	Alexander’s, Inc.	14,000	3,347,400
	Alexandria Real Estate Equities, Inc.	117,200	7,850,056
	AMB Property Corp.	497,100	19,297,422
	American Land Lease, Inc.	44,100	1,014,300
	AmeriVest Properties, Inc.	143,600	904,680
	AMLI Residential Properties Trust	151,800	4,192,716
	Apartment Investment & Management Co. Class A	559,200	21,394,992
	Archstone-Smith Trust	1,164,455	39,393,513
	Arden Realty Group, Inc.	392,500	13,482,375
	Associated Estates Realty Corp.	116,000	1,143,760
	AvalonBay Communities, Inc.	426,500	29,641,750
	Bedford Property Investors, Inc.	96,300	2,244,753
	BioMed Realty Trust, Inc.	185,200	4,066,992
	BNP Residential Properties, Inc.	35,500	571,905
	Boston Properties, Inc.	650,900	38,923,820
*	Boykin Lodging Co.	102,800	985,852
	Brandywine Realty Trust	316,000	9,350,440
	BRE Properties, Inc. Class A	296,400	11,618,880
*	Burnham Pacific Properties, Inc.	12,500	1,469
	Camden Property Trust	235,700	10,936,480
	Capital Automotive	285,403	9,503,920
	CarrAmerica Realty Corp.	321,300	10,040,625
	CBL & Associates Properties, Inc.	183,600	13,680,036
	Cedar Shopping Centers, Inc.	97,100	1,386,588
	CenterPoint Properties Trust	287,600	12,585,376
	Colonial Properties Trust	161,600	5,880,624
	Commercial Net Lease Realty	306,575	5,785,070
	Cornerstone Realty Income Trust, Inc.	306,300	2,876,157
	Corporate Office Properties Trust	218,100	5,768,745
	Cousins Properties, Inc.	298,800	8,106,444
	Crescent Real Estate Equities, Inc.	575,400	9,379,020
	CRT Properties, Inc.	184,200	4,166,604
	Developers Diversified Realty Corp.	603,999	25,265,278
	Duke Realty Corp.	841,300	26,652,384
	EastGroup Properties, Inc.	124,200	4,811,508
	Entertainment Properties Trust	150,900	6,186,900
	Equity Inns, Inc.	299,200	3,342,064
	Equity Lifestyle Properties, Inc.	136,100	4,572,960
	Equity Office Properties Trust	2,379,163	71,779,348
	Equity One, Inc.	431,276	8,914,475
	Equity Residential	1,668,300	54,736,923

1

	Essex Property Trust, Inc.	135,400	9,759,632
*	Extra Space Storage, Inc.	10,000	139,000
	Federal Realty Investment Trust	305,700	15,343,083
*	FelCor Lodging Trust, Inc.	351,900	4,412,826
	First Industrial Realty Trust, Inc.	252,000	10,480,680
*	First Union Real Estate Equity & Mortgage Investments	163,900	701,492
	Gables Residential Trust	172,800	6,079,104
	General Growth Properties	1,287,300	44,926,770
	Glenborough Realty Trust, Inc.	187,700	3,703,321
	Glimcher Realty Trust	208,000	5,349,760
	Global Signal, Inc.	206,100	5,945,985
*	Golf Trust America, Inc.	40,300	76,167
	Heritage Property Investment Trust	276,500	8,474,725
	Hersha Hospitality Trust	114,600	1,346,550
	Highwood Properties, Inc.	316,900	8,172,851
*	HMG Courtland Properties, Inc.	2,400	31,560
	Home Properties of New York, Inc.	197,690	7,992,607
	Hospitality Properties Trust	392,500	16,276,975
	Host Marriott Corp.	2,056,000	32,854,880
#	HRPT Properties Trust	1,042,700	13,221,436
	Humphrey Hospitality Trust	61,700	243,098
	Inland Real Estate Corp.	392,300	6,316,030
	Innkeepers USA Trust	222,700	2,973,045
	Kilroy Realty Corp.	167,300	7,061,733
	Kimco Realty Corp.	657,050	34,895,925
	Kramont Realty Trust	144,200	3,361,302
	Lasalle Hotel Properties	183,300	5,524,662
	Lexington Corporate Properties Trust	286,000	6,297,720
	Liberty Property Trust	505,300	20,949,738
	Macerich Co.	354,900	20,303,829
	Mack-Cali Realty Corp.	359,100	15,872,220
	Maguire Properties, Inc.	254,300	6,649,945
*	Malan Realty Investors, Inc.	19,100	99,129
	Maxus Realty Trust, Inc.	1,700	24,735
*	Meristar Hospitality Corp.	515,500	3,783,770
	Mid-America Apartment Communities, Inc.	129,400	4,860,264
	Mills Corp.	323,300	17,458,200
	Mission West Properties, Inc.	106,700	1,156,628
	Monmouth Real Estate Investment Corp. Class A	100,758	856,443
	New Plan Excel Realty Trust	601,600	15,737,856
	One Liberty Properties, Inc.	57,700	1,103,224
	Pan Pacific Retail Properties, Inc.	239,131	13,905,468
*	Paragon Real Estate Equity & Investment Trust	10,700	1,605
	Parkway Properties, Inc.	83,000	3,903,490
	Pennsylvania Real Estate Investment Trust	212,981	8,647,029
*	Philips International Realty Corp.	14,400	504
	Post Properties, Inc.	235,700	7,601,325
	Prentiss Properties Trust	265,300	9,309,377
	Presidential Realty Corp. Class B	2,100	21,105
*	Prime Group Realty Trust	127,900	902,974
	ProLogis	1,085,000	43,139,600
	PS Business Parks, Inc.	128,300	5,324,450
	Public Storage, Inc.	749,400	40,887,264
	Ramco-Gershenson Properties Trust	99,200	2,807,360

2

	Realty Income Corp.	467,900	11,005,008
	Reckson Associates Realty Corp.	448,101	13,689,485
	Regency Centers Corp.	367,100	18,722,100
	Roberts Realty Investors, Inc.	14,400	114,192
	Saul Centers, Inc.	96,700	3,336,150
	Senior Housing Properties Trust	371,000	6,648,320
	Shurgard Storage Centers, Inc. Class A	274,700	10,916,578
	Simon Property Group, Inc.	1,330,297	82,425,202
	Simon Property Group, L.P.	66,210	3,836,869
#	Sizeler Property Investors, Inc.	78,100	937,200
	SL Green Realty Corp.	238,800	13,463,544
	Sovran Self Storage, Inc.	93,100	3,810,583
	Strategic Hotel Capital, Inc.	130,100	2,137,543
	Summit Properties, Inc.	183,500	5,761,900
	Sun Communities, Inc.	107,800	3,777,312
*	Sunstone Hotel Investors, Inc.	29,200	649,700
	Tanger Factory Outlet Centers, Inc.	162,400	3,873,240
* #	Tarragon Corp.	123,922	2,710,174
	Taubman Centers, Inc.	283,800	8,133,708
	Town & Country Trust	102,900	2,739,198
	Trizec Properties, Inc.	872,400	15,659,580
	Trustreet Properties, Inc.	133,100	2,355,870
	United Dominion Realty Trust, Inc.	782,000	17,282,200
	United Mobile Homes, Inc.	50,700	759,993
	Urstadt Biddle Properties, Inc.	19,800	316,800
	Urstadt Biddle Properties, Inc. Class A	110,000	1,786,400
	Vornado Realty Trust	736,900	50,625,030
	Washington Real Estate Investment Trust	246,000	7,183,200
	Weingarten Realty Investors	523,000	19,262,090
	Winston Hotels, Inc.	155,700	1,736,055

TOTAL COMMON STOCKS (Cost $998,394,913)			1,346,077,964

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (1.8%)

	Repurchase Agreement, Merrill Lynch Triparty Repo 2.58%, 03/01/05 (Collateralized by $37,120,000 U.S. Treasury Note 7.50%, 11/15/24, valued at $14,321,267) to be repurchased at $14,040,485 (Cost $14,039,479)	$14,039	14,039,479

	Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $11,204,000 FHLMC Notes 4.00%, 09/22/09, valued at $11,302,035) to be repurchased at $11,135,733 (Cost $11,135,000)	11,135	11,135,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,174,479)			25,174,479

TOTAL INVESTMENTS - (100.0%) (Cost $1,023,569,392)††			$1,371,252,443

3

†      See Security Valuation Note.

*      Non-Income Producing Securities.

#      Total or Partial Securities on Loan.

     Security purchased with cash proceeds from securities on loan.

††    The cost for federal income tax purposes is $1,024,918,059.

4

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

UNITED KINGDOM — (24.5%)
COMMON STOCKS — (24.5%)
	3I Group P.L.C.	47,318	$631,664
	Aegis Group P.L.C.	93,242	176,089
	Aggregate Industries P.L.C.	119,506	319,869
	Aggreko P.L.C.	20,000	62,854
	Alliance & Leicester P.L.C.	44,559	766,988
	Alliance Unichem P.L.C.	43,529	608,695
	Allied Domecq P.L.C.	99,591	994,474
	Amec P.L.C.	26,046	150,193
	Amvescap P.L.C.	81,593	534,804
*	Anglo America P.L.C.	46,742	1,165,293
	Antofagasta P.L.C.	38,710	1,029,786
	Arm Holdings P.L.C.	124,215	257,861
	Arriva P.L.C.	17,572	184,164
	Associated British Foods P.L.C.	153,346	2,269,608
	Associated British Ports Holdings P.L.C.	28,575	261,720
	Aviva P.L.C.	209,498	2,609,412
	AWG P.L.C.	13,189	207,880
	BAA P.L.C.	97,453	1,138,902
	BAE Systems P.L.C.	281,540	1,385,376
	Balfour Beatty P.L.C.	38,213	235,595
	Banco Santander Central Hispano SA	123,926	1,535,229
	Barclays P.L.C	591,507	6,423,860
	Barratt Developments P.L.C.	21,581	279,381
	BBA Group P.L.C.	37,724	224,060
	Bellway P.L.C.	10,083	170,650
	BG Group P.L.C.	325,241	2,552,226
	BHP Billiton P.L.C.	227,069	3,389,121
	BOC Group P.L.C.	38,519	733,730
	Boots Group P.L.C.	67,524	861,166
	Bovis Homes Group P.L.C.	9,923	129,891
	BP Amoco P.L.C.	1,977,739	21,364,514
	BPB P.L.C.	44,716	433,193
	Bradford & Bingley P.L.C.	58,335	362,176
	Brambles Industries P.L.C.	66,589	390,382
	Britannic P.L.C.	16,713	154,682
*	British Airways P.L.C.	178,012	915,294
	British American Tobacco P.L.C.	259,478	4,763,121
	British Land Co. P.L.C.	47,925	794,067
	British Sky Broadcasting Group P.L.C.	266,561	2,902,580
	Brixton P.L.C.	23,087	152,101
	BT Group P.L.C.	798,768	3,201,212
*	BTG P.L.C.	5,600	10,414
	Bunzl P.L.C.	40,785	392,171

1

	Cable and Wireless P.L.C.	217,095	535,174
	Cadbury Schweppes P.L.C.	190,554	1,871,659
*	Cairn Energy P.L.C.	13,970	336,730
	Capita Group P.L.C.	60,892	443,888
	Carnival P.L.C.	17,177	987,202
	Carpetright P.L.C.	8,513	174,105
	Carphone Warehouse Group P.L.C.	182,534	582,424
	Cattles P.L.C.	24,078	178,878
	Centrica P.L.C.	341,394	1,551,939
	Close Brothers Group P.L.C.	14,870	236,376
	Cobham P.L.C.	10,041	257,273
	Collins Stewart Tullett P.L.C.	22,435	179,178
* #	Colt Telecom Group P.L.C.	192,155	204,067
	Compass Group P.L.C.	193,981	934,017
	Computacenter P.L.C.	15,015	83,697
*	Cookson Group P.L.C.	130,539	87,821
*	Corus Group P.L.C.	446,515	510,670
	Davis Service Group P.L.C.	18,246	152,211
	De La Rue P.L.C.	12,250	89,771
	Diageo P.L.C.	278,166	3,959,286
	Dixons Group P.L.C.	173,159	534,205
*	DX Services P.L.C.	7,451	51,559
*	Easyjet P.L.C.	52,671	235,387
*	Egg P.L.C.	98,437	208,132
	Electrocomponents P.L.C.	39,172	226,637
	Emap P.L.C.	23,642	383,543
	EMI Group P.L.C.	72,649	321,178
	Enterprise Inns P.L.C.	31,451	453,100
	First Choice Holidays P.L.C.	47,135	155,380
	Firstgroup P.L.C.	36,648	246,022
	FKI P.L.C.	52,392	118,077
	Friends Provident P.L.C.	174,880	552,120
	Gallaher Group P.L.C.	58,907	888,275
	General Electric Co.	22,898	807,647
	GKN P.L.C.	64,999	321,715
	Glaxosmithkline P.L.C.	540,939	12,924,304
	Go-Ahead Group P.L.C.	3,736	110,877
	Great Portland Estates P.L.C.	11,008	71,253
	Great Universal Stores P.L.C.	92,795	1,680,209
	Greene King P.L.C.	6,207	147,703
	Group 4 Securicor P.L.C.	35,700	94,354
	Hammerson P.L.C.	25,492	433,646
	Hanson P.L.C.	65,755	638,591
	Hays P.L.C.	151,308	390,449
	HBOS P.L.C.	360,892	5,750,684
*	HHG P.L.C.	284,569	341,866
	Hilton Group P.L.C.	145,940	879,427
	HMV Group P.L.C.	37,627	194,192
	HSBC Holdings P.L.C.	1,027,429	17,141,912
	ICAP P.L.C.	64,402	362,087
	IMI P.L.C.	31,802	249,556
	Imperial Chemical Industries P.L.C.	109,590	576,124
	Imperial Tobacco Group P.L.C.	68,712	1,833,200
	Inchcape P.L.C.	7,420	297,798

2

	InterContinental Hotels Group P.L.C.	56,166	719,551
*	International Power P.L.C.	135,538	466,990
	Intertek Group P.L.C.	12,740	170,928
*	Invensys P.L.C.	477,720	160,694
	ISIS Asset Management P.L.C.	35,897	164,909
	Isoft Group P.L.C.	19,129	129,886
	ITV P.L.C.	288,809	643,956
*	ITV P.L.C. Convertible Shares	7,428	5,782
	Jardine Lloyd Thompson Group P.L.C.	21,550	156,059
	Johnson Matthey P.L.C.	19,864	386,207
	Johnston Press P.L.C.	31,946	346,939
	Kelda Group P.L.C.	34,560	400,570
	Kesa Electricals P.L.C.	47,659	299,100
	Kidde P.L.C.	70,354	224,822
	Kingfisher P.L.C.	215,496	1,207,440
	Land Securities Group P.L.C.	42,341	1,119,055
	Legal and General Group P.L.C.	598,519	1,357,525
	Liberty International P.L.C.	37,366	704,226
	Lloyds TSB Group P.L.C.	514,585	4,844,169
	Logicacmg P.L.C.	33,214	115,555
	Lonmin P.L.C.	13,023	258,332
	Man Group P.L.C.	30,750	796,751
	Manchester United P.L.C.	30,345	159,235
*	Marconi Corp. P.L.C.	18,441	201,158
	Marks & Spencer Group P.L.C.	204,766	1,379,538
	Matalan P.L.C.	45,690	206,165
	Meggitt P.L.C.	38,514	204,877
	MFI Furniture Group P.L.C.	52,153	135,082
	Millennium and Copthorne Hotels P.L.C.	38,892	287,064
	Misys P.L.C.	50,290	220,396
	Mitchells & Butlers P.L.C.	47,001	311,684
*	MM02 P.L.C.	613,859	1,427,716
	Morrison (Wm.) Supermarkets P.L.C.	269,726	1,161,338
* #	My Travel Group P.L.C.	22,000	2,410
	National Express Group P.L.C.	11,282	192,461
	National Grid Group P.L.C.	284,119	2,755,175
	Next P.L.C.	23,652	700,581
	Northern Foods P.L.C.	37,322	111,553
	Northern Rock P.L.C.	37,910	572,749
	Novar P.L.C.	31,464	115,212
	Ocean Group P.L.C.	27,437	429,552
	Pearson P.L.C.	72,232	885,805
	Peninsular & Oriental Steam Navigation P.L.C.	66,687	402,493
	Pennon Group P.L.C.	11,263	205,884
	Persimmon P.L.C.	27,090	405,113
	Pilkington P.L.C.	135,509	315,819
	Premier Farnell P.L.C.	30,487	106,507
	Provident Financial P.L.C.	17,113	222,362
	Prudential Corp. P.L.C.	218,536	1,986,881
	Punch Taverns, Ltd.	22,497	297,942
	RAC P.L.C.	10,928	148,612
	Rank Group P.L.C.	50,895	272,695
	Reckitt Benckiser P.L.C.	77,945	2,457,083
	Reed International P.L.C.	117,170	1,192,532

3

*	Regus Group P.L.C.	81,196	169,337
	Rentokill Initial P.L.C.	166,530	507,352
	Reuters Holdings Group P.L.C.	129,002	1,023,461
	Rexam P.L.C.	50,658	446,452
	Rio Tinto P.L.C.	98,243	3,465,177
	RMC Group P.L.C.	20,763	341,028
*	Rolls Royce Group P.L.C.	168,596	842,575
	Royal & Sun Alliance Insurance Group P.L.C.	267,928	432,599
	Royal Bank of Scotland Group P.L.C.	303,894	10,415,046
	Sabmiller P.L.C.	114,170	1,885,093
	Sage Group P.L.C.	117,928	468,085
	Sainsbury (J.) P.L.C.	192,975	1,058,997
	Schroders P.L.C.	33,726	477,123
	Scottish & Newcastle P.L.C.	90,518	779,907
	Scottish Hydro-Electric P.L.C.	78,898	1,330,763
	Scottish Power P.L.C.	171,443	1,351,112
	Serco Group P.L.C.	39,172	187,672
	Severn Trent P.L.C.	31,121	545,851
	Shell Transport & Trading Co., P.L.C.	885,490	8,305,986
	Shire Pharmaceuticals Group P.L.C.	43,525	485,238
	Signet Group P.L.C.	147,808	318,203
	Slough Estates P.L.C.	37,702	374,121
	Smith & Nephew P.L.C.	84,200	865,872
	Smith (WH) P.L.C.	13,348	95,059
	Smiths Industries P.L.C.	50,568	830,083
	Somerfield P.L.C.	48,734	176,107
*	Spirent P.L.C.	72,279	94,821
	SSL International P.L.C.	12,000	69,428
	Stagecoach Group P.L.C.	120,769	262,314
	Standard Chartered P.L.C.	119,884	2,199,505
	T&F Informa Group P.L.C.	24,165	195,317
	Tate & Lyle P.L.C.	49,954	500,740
	Taylor Nelson AGB P.L.C.	36,013	165,788
	Taylor Woodrow P.L.C.	50,079	288,778
	Tesco P.L.C.	713,036	4,183,645
*	The Berkeley Group Holdings P.L.C.	10,535	176,174
*	TI Automotive P.L.C. Series A	18,000	0
	Tomkins P.L.C.	71,196	383,521
	Travis Perkins P.L.C.	10,778	383,885
	Trinity Mirror P.L.C.	25,136	333,858
	Tullow Oil P.L.C.	54,536	186,591
	Unilever P.L.C.	281,319	2,691,523
	United Business Media P.L.C.	28,216	296,532
	United Utilities P.L.C.	71,496	852,729
	Viridian Group P.L.C.	10,986	154,152
	Vodafone Group P.L.C.	6,090,647	15,950,991
	Whitbread P.L.C.	27,655	479,743
	William Hill P.L.C.	36,278	420,483
	Wilson Bowden P.L.C.	12,801	303,631
	Wimpey (George) P.L.C.	35,083	316,944
	Wolseley P.L.C.	52,657	1,122,472
	Wolverhampton & Dudley Breweries P.L.C.	6,548	132,659
	WPP Group P.L.C.	113,958	1,312,077
	Xstrata P.L.C.	93,583	1,967,895

4

Yell Group P.L.C.	63,069	573,712
Zeneca Group P.L.C.	151,390	5,965,389
TOTAL COMMON STOCKS (Cost $189,829,903)		243,400,739

INVESTMENT IN CURRENCY — (0.0%)
* British Pound Sterling		13,687
(Cost $13,623)
TOTAL — UNITED KINGDOM (Cost $189,843,526)		243,414,426

JAPAN — (20.9%)
COMMON STOCKS — (20.9%)
Acom Co., Ltd.	7,500	515,831
Aderans Co., Ltd.	1,900	44,983
Advantest Corp.	7,370	639,429
AEON Co., Ltd.	48,700	778,436
Aeon Credit Service, Ltd.	2,700	182,600
Aiful Corp.	6,600	756,342
AIOI Insurance Co., Ltd.	54,000	268,605
Air Water, Inc.	5,000	38,215
Aisin Seiki Co., Ltd.	25,600	577,922
Ajinomoto Co., Inc.	39,000	480,878
Akita Bank, Ltd.	6,000	27,664
Alfresa Holdings Corp.	1,800	71,112
# All Nippon Airways Co., Ltd.	190,000	705,185
# Alps Electric Co., Ltd.	9,000	137,574
Amada Co., Ltd.	22,000	144,366
Amano Corp.	3,000	33,088
Anritsu Corp.	6,000	43,161
Aoyama Trading Co., Ltd.	3,400	89,927
Ariake Japan Co., Ltd.	1,210	28,878
Arisawa Manufacturing Co., Ltd.	1,400	53,032
Asahi Breweries, Ltd.	35,700	464,435
Asahi Denka Kogyo KK	2,000	21,427
Asahi Glass Co., Ltd.	94,000	1,035,852
Asahi Kasei Corp.	90,000	476,947
Asatsu-Dk, Inc.	2,600	78,095
* Ashikaga Financial Group, Inc.	41,000	0
Autobacs Seven Co., Ltd.	1,800	57,853
Avex, Inc.	1,000	13,679
Awa Bank, Ltd.	14,000	93,074
Bandai Co., Ltd.	5,000	106,658
Bank of Ikeda, Ltd.	600	31,165
Bank of Iwate, Ltd.	600	31,509
# Bank of Kyoto, Ltd.	20,000	170,078
Bank of Nagoya, Ltd.	11,000	66,922
Bank of Yokohama, Ltd.	89,000	548,269
Benesse Corp.	7,700	264,425
Bosch Automotive Systems Corp.	30,000	161,852
Bridgestone Corp.	61,000	1,164,683

5

	Brother Industries, Ltd.	13,000	114,655
	Calsonic Corp.	15,000	92,692
	Canon, Inc.	51,000	2,692,941
	Capcom Co., Ltd.	2,000	20,107
	Casio Computer Co., Ltd.	18,000	235,374
	Central Glass Co., Ltd.	10,000	66,099
	Central Japan Railway Co.	254	2,186,723
	Chiba Bank, Ltd.	49,000	315,917
*	Chiyoda Corp.	8,000	73,388
	Chubu Electric Power Co., Ltd.	44,600	1,066,577
	Chudenko Corp.	1,300	21,265
	Chugai Pharmaceutical Co., Ltd.	54,600	798,056
	Chugoku Bank, Ltd.	15,000	183,662
	Chugoku Electric Power Co., Ltd.	25,800	496,059
	Circle K Sunkus Co., Ltd.	5,100	119,524
	Citizen Watch Co., Ltd.	18,000	165,984
	Coca-Cola West Japan Co., Ltd.	4,600	107,366
	Comsys Holdings Corp.	8,000	75,760
	Cosmo Oil Co., Ltd.	37,000	124,230
*	Cosmo Securities Co., Ltd.	13,000	30,094
	Credit Saison Co., Ltd.	10,600	375,167
	CSK Corp.	4,200	189,631
	Dai Nippon Ink & Chemicals, Inc.	47,000	132,179
	Dai Nippon Pharmaceutical Co., Ltd.	7,000	70,643
	Dai Nippon Printing Co., Ltd.	48,000	808,571
	Dai Nippon Screen Mfg. Co., Ltd.	11,000	73,025
	Daicel Chemical Industries, Ltd.	19,000	105,232
	Daido Steel Co., Ltd.	20,000	76,334
	Daiei OMC, Inc.	6,000	69,504
* #	Daiei, Inc.	20,000	47,637
	Daifuku Co., Ltd.	3,000	23,359
	Daihatsu Motor Co., Ltd.	28,000	207,308
	Dai-Ichi Pharmaceutical Co., Ltd.	17,900	461,455
	Daikin Industries, Ltd.	18,000	449,397
	Daimaru, Inc.	16,000	141,113
	Daio Paper Corp.	5,000	43,667
	Daishi Bank, Ltd.	22,000	93,227
	Daito Trust Construction Co., Ltd.	9,800	403,099
	Daiwa House Industry Co., Ltd.	30,000	342,357
	Daiwa Securities Co., Ltd.	79,000	538,808
	Denki Kagaku Kogyo KK	22,000	78,707
	Denso Corp.	78,000	1,995,887
	Dentsu, Inc.	242	643,543
	Diamond City Co., Ltd.	1,500	38,598
	Disco Corp.	1,700	83,260
	Don Quijote Co., Ltd.	900	52,171
	Dowa Mining Co., Ltd.	16,000	118,003
	East Japan Railway Co.	255	1,358,667
	Ebara Corp.	13,000	60,436
	Edion Corp.	2,300	27,017
	Elsai Co., Ltd.	18,600	628,066
	Eneserve Corp.	700	25,244
	Exedy Corp.	1,700	29,661
	Ezaki Glico Co., Ltd.	6,000	45,743

6

	Familymart Co., Ltd.	6,000	178,496
	Fancl Corp.	700	26,717
	Fanuc, Ltd.	20,800	1,368,892
	Fast Retailing Co., Ltd.	10,200	675,187
	Fuji Electric Co., Ltd.	49,000	151,397
	Fuji Heavy Industries	50,000	233,403
	Fuji Oil Co., Ltd.	3,900	47,715
	Fuji Photo Film Co., Ltd.	31,000	1,171,322
	Fuji Soft ABC, Inc.	1,800	56,132
	Fuji Television Network, Inc.	281	610,168
	Fujikura, Ltd.	17,000	79,682
	Fujisawa Pharmaceutical Co., Ltd.	20,500	513,775
	Fujitsu, Ltd.	127,440	838,710
	Fukui Bank, Ltd.	7,000	28,994
#	Fukuoka Bank, Ltd.	35,000	211,594
	Fukuyama Transporting Co., Ltd.	11,000	45,982
	Funai Electric Co., Ltd.	2,500	333,604
*	Furukawa Electric Co., Ltd.	30,000	154,104
	Futaba Industrial Co., Ltd.	2,900	54,593
	Glory, Ltd.	3,200	58,466
	Goldcrest Co., Ltd.	300	18,567
	Gunma Bank, Ltd.	31,000	177,922
	Gunze, Ltd.	8,000	37,115
	Hachijuni Bank, Ltd.	34,000	227,014
#	Hamamatsu Photonics K.K.	4,000	92,979
*	Hankyu Corp.	52,000	214,387
	Hankyu Department Stores, Inc.	10,000	73,465
	Hanshin Electric Railway Co., Ltd.	14,000	52,497
	Hanwa Co., Ltd.	9,000	40,635
	Heiwa Corp.	6,700	116,324
	Higo Bank, Ltd.	14,000	102,047
	Hikari Tsushin, Inc.	3,800	295,887
	Hino Motors, Ltd.	53,000	339,172
	Hirose Electric Co., Ltd.	2,700	299,598
	Hiroshima Bank, Ltd.	39,000	201,081
	Hisamitsu Pharmaceutical Co., Inc.	4,000	84,178
	Hitachi Cable, Ltd.	18,000	77,482
	Hitachi Chemical Co., Ltd.	17,700	306,457
	Hitachi Construction Machinery Co., Ltd.	12,000	175,053
	Hitachi High-Technologies Corp.	8,300	124,651
	Hitachi Information Systems, Ltd.	1,800	42,529
	Hitachi Maxell, Ltd.	3,700	51,249
	Hitachi Metals, Ltd.	25,000	170,031
	Hitachi Software Engineering Co., Ltd.	3,000	56,964
	Hitachi Transport System, Ltd.	4,000	37,651
*	Hitachi Zosen Corp.	20,000	29,462
	Hitachi, Ltd.	198,000	1,255,730
	Hokkaido Electric Power Co., Inc.	13,700	277,171
	Hokkoku Bank, Ltd.	16,000	74,230
	Hokuetsu Paper Mills, Ltd.	4,000	23,838
	Hokugin Financial Group, Inc.	84,000	265,162
	Hokuriku Electric Power Co., Inc.	14,100	260,042
	Honda Motor Co., Ltd.	63,700	3,418,376
	Hosiden Corp.	1,900	22,137

7

	House Foods Corp.	5,600	81,638
	Hoya Corp.	6,500	705,711
	Hyakugo Bank, Ltd.	15,000	95,992
	Hyakujishi Bank, Ltd.	19,000	120,681
#	Ibiden Co., Ltd.	7,700	152,100
	Isetan Co., Ltd.	14,300	182,341
	Ishihara Sangyo Kaisha, Ltd.	12,000	28,812
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	75,000	121,245
* #	Isuzu Motors, Ltd.	67,000	192,271
	ITO EN, Ltd.	2,800	145,437
*	Itochu Corp.	96,000	506,906
	Itochu Techno-Science Corp.	4,200	159,901
	Itoham Foods, Inc.	6,000	30,419
	Ito-Yokado Co., Ltd.	28,000	1,157,069
	Iyo Bank, Ltd.	21,000	173,159
	Izumi Co., Ltd.	2,500	52,253
* #	Japan Airlines System Corp.	252,000	759,327
	Japan Airport Terminal Co., Ltd.	3,000	30,849
	Japan Aviation Electronics Industry, Ltd.	4,000	46,336
	JFE Holdings, Inc.	35,200	1,084,217
*	JFE Shoji Holdings, Inc.	9,000	45,456
	JGC Corp.	15,000	153,530
	Joyo Bank, Ltd.	55,000	294,098
	Jsr Corp., Tokyo	18,500	385,785
	Juroku Bank, Ltd.	18,000	87,469
	Kadokawa Holdings, Inc.	800	30,381
	Kagoshima Bank, Ltd.	9,000	63,105
	Kajima Corp.	59,000	243,247
#	Kaken Pharmaceutical Co., Ltd.	3,000	20,088
	Kamigumi Co., Ltd.	14,000	113,430
	Kandenko Co., Ltd.	4,000	24,680
*	Kanebo, Ltd.	1,900	23,664
	Kaneka Corp.	21,000	239,047
* #	Kankaku Securities Co., Ltd.	86,000	181,806
	Kansai Electric Power Co., Inc.	68,800	1,372,183
	Kansai Paint Co., Ltd., Osaka	16,000	99,483
	Kanto Auto Works, Ltd., Yokosuka	2,100	25,592
	Kao Corp.	33,000	782,858
	Katokichi Co., Ltd.	2,000	40,941
	Kawasaki Heavy Industries, Ltd.	86,000	148,077
	Kawasaki Kisen Kaisha, Ltd.	35,000	262,483
	KDDI Corp.	344	1,767,056
	Keihin Corp.	2,600	44,693
#	Keihin Electric Express Railway Co., Ltd.	34,000	215,956
	Keio Electric Railway Co., Ltd.	34,000	201,645
	Keisei Electric Railway Co., Ltd.	14,000	64,014
	Keiyo Bank, Ltd.	12,000	56,820
	Keyence Corp.	3,200	775,665
	Kikkoman Corp.	9,000	93,323
	Kinden Corp.	14,000	107,270
	Kinki Nippon Railway Co., Ltd.	95,280	317,175
	Kirin Beverage Corp.	900	21,652
	Kirin Brewery Co., Ltd.	70,000	712,455
	Kissei Pharmaceutical Co., Ltd.	2,000	39,698

8

*	Kobayashi Pharmaceutical Co., Ltd.	1,800	47,695
	Kobe Steel, Ltd.	185,000	336,235
	Koei Co., Ltd.	2,800	68,567
	Koito Manufacturing Co., Ltd.	7,000	64,215
	Kokuyo Co., Ltd.	8,000	100,631
	Komatsu, Ltd.	55,000	412,474
	Komeri Co., Ltd.	2,300	58,743
	Komori Corp.	4,000	59,843
	Konami Co., Ltd.	8,600	195,380
	Konica Corp.	34,000	403,291
	Kose Corp.	3,050	125,746
	Koyo Seiko Co.	15,000	211,641
	Kubota Corp.	88,000	484,025
	Kuraray Co., Ltd.	20,000	182,131
#	Kuraya Sanseido, Inc.	13,500	172,786
	Kurita Water Industries, Ltd.	7,000	109,881
	Kyocera Corp.	12,100	905,127
	KYORIN Pharmaceutical Co., Ltd.	4,000	57,662
	Kyowa Exeo Corp.	5,000	44,576
	Kyowa Hakko Kogyo Co., Ltd.	24,000	182,973
	Kyushu Electric Power Co., Inc.	30,000	651,425
	Lawson Inc.	8,100	308,380
	Lion Corp.	19,000	109,049
#	Lopro Corp.	2,100	18,099
	Mabuchi Motor Co., Ltd.	3,400	214,980
	Makita Corp.	8,000	152,745
	Marubeni Corp.	83,000	266,769
	Marui Co., Ltd.	21,500	281,964
	Maruichi Steel Tube, Ltd.	4,000	87,622
	Matsumotokiyoshi Co., Ltd.	2,400	70,480
	Matsushita Electric Industrial Co., Ltd.	148,188	2,218,426
	Matsushita Electric Works, Ltd.	79,000	713,373
#	Mazda Motor Corp.	89,000	307,337
	Meiji Dairies Corp.	16,000	91,372
	Meiji Seika Kaisha, Ltd. Tokyo	23,000	115,726
	Meitec Corp.	1,800	61,814
	Millea Holdings, Inc.	120	1,756,266
	Minebea Co., Ltd.	18,000	82,303
	Misumi Corp.	1,900	60,341
	Mitsubishi Chemical Corp.	150,000	509,374
	Mitsubishi Corp.	118,500	1,615,291
	Mitsubishi Electric Corp.	143,000	750,976
	Mitsubishi Estate Co., Ltd.	92,000	1,119,418
	Mitsubishi Gas Chemical Co., Inc.	27,000	139,726
	Mitsubishi Heavy Industries, Ltd.	213,000	574,574
	Mitsubishi Logistics Corp.	7,000	78,946
	Mitsubishi Materials Corp.	60,000	156,112
* #	Mitsubishi Motors Corp.	225,000	301,320
#	Mitsubishi Paper Mills, Ltd.	13,000	19,648
#	Mitsubishi Pharma Corp.	46,000	464,664
	Mitsubishi Rayon Co., Ltd.	30,000	107,040
	Mitsubishi Securities Co., Ltd.	51,000	484,924
	Mitsubishi Tokyo Financial Group, Inc.	501	4,580,186
	Mitsui & Co., Ltd.	103,000	1,050,297

9

	Mitsui Chemicals, Inc.	50,000	290,798
	Mitsui Engineering and Shipbuilding Co., Ltd.	36,000	67,840
	Mitsui Fudosan Co., Ltd.	41,000	509,460
	Mitsui Marine & Fire Insurance Co., Ltd.	95,790	851,243
	Mitsui Mining and Smelting Co., Ltd.	26,000	119,380
	Mitsui O.S.K. Lines, Ltd.	84,000	576,927
	Mitsui Trust Holdings	63,000	666,520
	Mitsukoshi, Ltd.	23,000	115,286
	Mitsumi Electric Co., Ltd.	3,700	41,976
	Mizuho Holdings, Inc.	983	4,795,581
	Mori Seiki Co., Ltd.	4,000	43,122
	Morinaga Milk Industry Co., Ltd.	8,000	35,508
	Murata Manufacturing Co., Ltd.	13,400	737,038
	Musashino Bank, Ltd.	1,300	58,073
	Nagase & Co., Ltd.	7,000	71,245
#	Nagoya Railroad Co., Ltd.	40,000	145,016
	Namco, Ltd.	6,400	87,852
	Nanto Bank, Ltd.	15,000	80,926
	NEC Corp.	122,000	792,405
	NEC Fielding, Ltd.	2,700	55,658
	Net One Systems Co., Ltd.	26	78,592
	NGK Insulators, Ltd.	22,000	229,807
	NGK Spark Plug Co., Ltd.	14,000	149,723
	NHK Spring Co., Ltd.	14,000	96,021
	Nichicon Corp.	3,700	48,418
	Nichii Gakkan Co.	1,760	56,568
	Nichirei Corp.	13,000	50,363
	Nidec Corp.	5,500	667,639
	Nifco, Inc.	2,000	32,294
	Nikko Cordial Corp.	130,000	645,399
	Nikon Corp.	24,000	299,139
	Nintendo Co., Ltd., Kyoto	10,700	1,192,414
	Nippon Electric Glass Co., Ltd.	13,000	188,024
*	Nippon Electric Glass Co., Ltd.	10,000	144,921
	Nippon Express Co., Ltd.	70,000	357,566
	Nippon Kayaku Co., Ltd.	9,000	54,065
	Nippon Light Metal Co., Ltd.	24,000	65,659
	Nippon Meat Packers, Inc., Osaka	14,000	194,184
	Nippon Mining Holdings, Inc.	56,000	332,657
	Nippon Mitsubishi Oil Corp.	95,000	708,820
	Nippon Paint Co., Ltd.	8,000	32,600
	Nippon Sanso Corp.	22,000	137,000
	Nippon Sheet Glass Co., Ltd.	26,000	115,650
*	Nippon Shinpan Co., Ltd.	13,000	51,731
	Nippon Shokubai Co., Ltd.	12,000	111,804
	Nippon Steel Corp.	414,000	1,140,540
	Nippon Suisan Kaisha, Ltd.	13,000	43,400
	Nippon System Development Co., Ltd.	900	17,072
	Nippon Telegraph & Telephone Corp.	2,135	9,251,531
	Nippon Television Network Corp.	2,070	330,875
	Nippon Unipac Holding, Tokyo	68	333,040
	Nippon Yusen KK	82,000	491,812
	Nipponkoa Insurance Co., Ltd.	52,000	345,208
	Nishimatsu Construction Co., Ltd.	10,000	38,837

10

	Nishimatsuya Chain Co., Ltd.	960	28,559
	Nishi-Nippon Bank, Ltd.	45,000	182,944
	Nishi-Nippon Railroad Co., Ltd.	17,000	55,290
	Nissan Chemical Industries, Ltd.	10,000	90,013
	Nissan Motor Co., Ltd.	437,600	4,709,202
	Nissan Shatai Co., Ltd.	3,000	23,991
	Nissay Dowa General Insurance Co., Ltd.	25,000	130,333
	Nisshin Seifun Group, Inc.	15,000	163,717
	Nisshin Steel Co., Ltd.	63,000	174,766
	Nisshinbo Industries, Inc.	9,000	72,661
* #	Nissho Iwai-Nichmen Holdings Corp.	10,000	53,185
	Nissin Food Products Co., Ltd.	8,400	223,780
	Nitto Denko Corp.	9,400	513,430
	NOK Corp.	15,000	371,628
	Nomura Research Institute, Ltd.	3,900	383,882
	Nomura Securities Co., Ltd.	113,000	1,559,776
	Noritake Co., Ltd.	4,000	18,366
	NSK, Ltd.	33,000	174,565
	NTN Corp.	22,000	130,687
	NTT Data Corp.	303	1,069,514
	NTT Docomo, Inc.	5,934	10,103,807
	Obayashi Corp.	43,000	272,709
	Obic Co., Ltd.	500	93,744
	Odakyu Electric Railway Co., Ltd.	41,000	251,004
	Ogaki Kyoritsu Bank, Ltd.	13,000	70,758
	Oji Paper Co., Ltd.	69,000	403,281
	Okamura Corp.	4,000	35,891
*	Okasan Securities Co., Ltd.	8,000	49,742
*	Oki Electric Industry Co., Ltd.	36,000	157,031
	Okumura Corp.	11,000	69,342
	Olympus Optical Co., Ltd.	15,000	330,017
	Omron Corp.	14,600	338,674
	Ono Pharmaceutical Co., Ltd.	7,800	426,038
	Onward Kashiyama Co., Ltd.	10,000	147,599
#	Oracle Corp. Japan	17,500	863,784
*	Orient Corp.	31,000	88,368
	Oriental Land Co., Ltd.	9,400	616,836
	Orix Corp.	4,260	553,384
	Osaka Gas Co., Ltd.	143,000	430,888
	OSG Corp.	4,000	51,808
	Otsuka Corp.	1,600	106,677
	Paramount Bed Co., Ltd.	1,000	27,884
	Paris Miki, Inc.	1,900	47,800
	Park24 Co., Ltd.	3,000	57,538
	Pioneer Electronic Corp.	10,100	177,479
	Promise Co., Ltd.	6,500	453,271
	Q.P. Corp.	8,900	80,538
	Rengo Co., Ltd.	12,000	59,346
*	Resona Holdings, Inc.	1,395,000	2,855,653
	Ricoh Co., Ltd., Tokyo	45,000	837,670
	Rinnai Corp.	3,000	73,608
	Rohm Co., Ltd.	6,900	693,036
	Round One Corp.	25	47,589
	Ryoshoku, Ltd.	1,700	55,615

11

	Sagami Railway Co., Ltd.	19,000	66,338
	Saizeriya Co., Ltd.	1,300	20,319
	San In Godo Bank, Ltd.	8,000	72,470
	Sanden Corp.	7,000	38,100
	Sanken Electric Co., Ltd.	6,000	82,361
	Sankyo Co, Ltd.	8,700	484,350
	Sankyo Co., Ltd.	27,800	628,917
*	Sankyo Seiki Manufacturing Co., Ltd.	5,000	41,946
#	Sanrio Co., Ltd.	3,000	28,697
	Santen Pharmaceutical Co., Ltd.	4,100	89,028
	Sanwa Shutter Corp.	10,000	56,438
	Sanyo Electric Co., Ltd.	123,000	414,157
	Sapporo Breweries, Ltd.	19,000	87,966
	Sapporo Hokuyo Holdings, Inc.	17	120,662
	Secom Co., Ltd.	14,000	578,535
*	Sega Sammy Holdings, Inc.	3,024	189,181
	Seiko Corp.	3,000	16,042
	Seino Transportation Co., Ltd.	10,000	95,753
*	Seiyu, Ltd.	28,000	61,335
	Sekisui Chemical Co., Ltd.	35,000	259,805
	Sekisui House, Ltd.	50,000	551,464
#	Seven-Eleven Japan Co., Ltd.	92,200	2,804,630
	Seventy-seven (77) Bank, Ltd.	20,000	141,381
	SFCG Co., Ltd.	870	228,777
	Sharp Corp. Osaka	70,000	1,116,223
	Shiga Bank, Ltd.	15,000	92,692
	Shikoku Bank, Ltd.	9,000	54,668
	Shikoku Electric Power Co., Inc.	16,200	320,777
	Shima Seiki Manufacturing Co., Ltd.	1,500	49,216
	Shimachu Co., Ltd.	2,200	53,558
	Shimadzu Corp.	12,000	78,630
	Shimamura Co., Ltd.	2,400	166,443
	Shimano, Inc.	7,700	240,855
	Shimizu Corp.	52,000	255,672
	Shin-Etsu Chemical Co., Ltd.	27,200	1,111,001
	Shinko Electric Industries Co., Ltd.	1,600	56,323
	Shinko Securities Co., Ltd.	47,000	154,209
	Shionogi & Co., Ltd.	21,000	279,826
	Shiseido Co., Ltd.	27,000	367,783
	Shizuoka Bank, Ltd.	45,000	458,867
	Showa Corp.	2,300	32,738
	Showa Denko KK	59,000	154,075
	Showa Shell Sekiyu KK	35,100	351,873
	Skylark Co., Ltd.	6,500	112,976
	SMBC Friend Securities Co., Ltd.	16,500	106,065
	SMC Corp.	5,000	608,858
*	Snow Brand Milk Products Co., Ltd.	12,000	38,913
	Softbank Corp.	28,600	1,239,315
*	Sohgo Security Services Co.,Ltd.	4,400	62,797
	Sony Corp.	51,800	1,977,061
	Square Enix Co., Ltd.	9,500	269,897
	Stanley Electric Co., Ltd.	10,300	159,614
	Sumisho Computer Systems Corp.	1,600	32,523
	Sumitomo Bakelite Co., Ltd.	12,000	78,745

12

	Sumitomo Chemical Co., Ltd.	106,000	565,793
	Sumitomo Corp.	84,000	760,934
	Sumitomo Corporation’s Leasing, Ltd.	2,000	82,265
	Sumitomo Electric Industries, Ltd.	44,000	484,867
	Sumitomo Forestry Co., Ltd.	8,000	75,454
*	Sumitomo Heavy Industries, Ltd.	31,000	136,407
	Sumitomo Metal Industries, Ltd. Osaka	332,000	568,471
	Sumitomo Metal Mining Co., Ltd.	30,000	228,716
#	Sumitomo Mitsui Financial Group, Inc.	363	2,523,708
	Sumitomo Osaka Cement Co., Ltd.	14,000	37,765
	Sumitomo Real Estate Sales Co., Ltd.	1,200	62,904
	Sumitomo Realty & Development Co., Ltd.	31,000	396,470
	Sumitomo Rubber	16,000	159,327
	Sumitomo Special Metals Co., Ltd.	3,000	68,873
	Sumitomo Trust & Banking Co., Ltd.	118,000	811,575
	Sundrug Co., Ltd.	1,000	36,732
	Suruga Bank, Ltd.	12,000	99,866
	Suzuken Co., Ltd.	6,980	179,942
	Suzuki Motor Corp.	46,500	879,381
	Sysmex Corp.	1,300	65,659
*	T&D Holdings, Inc.	5,900	313,794
	Taiheiyo Cement Corp.	56,000	167,668
	Taisei Corp.	59,000	218,414
	Taisho Pharmaceutical Co., Ltd.	30,000	622,728
	Taiyo Yuden Co., Ltd.	5,000	58,255
	Takara Shuzo Co., Ltd.	10,000	74,900
	Takara Standard Co., Ltd.	5,000	32,284
	Takashimaya Co., Ltd.	16,000	159,786
	Takeda Chemical Industries, Ltd.	49,000	2,348,288
	Takefuji Corp.	10,350	737,588
	Takuma Co., Ltd.	2,000	16,663
* #	TC Properties Co., Ltd.	61,900	142,700
	TDK Corp.	8,000	579,300
	Teijin, Ltd.	57,000	237,182
	Teikoku Oil Co., Ltd.	16,000	122,135
	Terumo Corp.	13,000	406,639
	THK Co., Ltd.	7,200	155,998
	TIS, Inc.	2,700	113,899
	Toagosei Co., Ltd.	8,000	28,774
	Tobu Railway Co., Ltd.	43,000	172,346
	Toda Corp.	14,000	68,969
	Toho Bank, Ltd.	7,000	29,262
	Toho Co., Ltd.	12,800	206,926
	Toho Gas Co., Ltd.	29,000	105,137
	Tohuku Electric Power Co., Inc.	30,600	564,347
	Tokai Rika Co., Ltd.	4,000	67,457
	Tokai Rubber Industries, Ltd.	4,000	56,706
	Tokuyama Corp.	15,000	108,906
	Tokyo Broadcasting System, Inc.	11,200	201,630
	Tokyo Electric Power Co., Ltd	86,500	2,118,232
	Tokyo Electron, Ltd.	10,100	648,278
	Tokyo Gas Co., Ltd.	169,000	680,591
	Tokyo Seimitsu Co., Ltd.	1,600	58,619
#	Tokyo Steel Manufacturing Co., Ltd.	10,100	156,031

13

	Tokyo Style Co., Ltd.	4,000	45,915
	Tokyo Tatemono Co., Ltd.	12,000	82,074
	Tokyo Tomin Bank, Ltd.	1,300	33,203
	Tokyu Corp.	66,000	354,180
*	Tokyu Land Corp.	27,000	114,674
*	Tomen Corp.	35,000	58,590
	TonenGeneral Sekiyu KK	24,000	249,321
	Toppan Forms Co., Ltd.	3,500	45,466
	Toppan Printing Co., Ltd.	46,000	488,425
	Toray Industries, Inc.	85,000	400,851
	Toshiba Corp.	194,000	853,645
	Toshiba TEC Corp.	11,000	52,611
	Tosoh Corp.	37,000	194,308
	Tostem Inax Holding Corp.	22,740	415,907
	Toto, Ltd.	22,000	189,822
	Toyo Ink Manufacturing Co., Ltd.	13,000	53,472
	Toyo Seikan Kaisha, Ltd.	15,300	268,855
	Toyo Suisan Kaisha, Ltd.	5,000	75,665
	Toyobo Co., Ltd.	37,000	93,792
	Toyoda Gosei Co., Ltd.	10,100	190,522
	Toyota Auto Body Co., Ltd.	6,200	102,958
	Toyota Industries Corp.	15,300	417,113
	Toyota Motor Credit Corp.	245,400	9,554,027
#	Toyota Tsusho Corp.	18,000	279,969
	Trans Cosmos, Inc.	1,000	35,871
	Trend Micro Inc.	9,500	441,649
	Tsumura & Co.	2,000	33,499
*	Ube Industries, Ltd.	52,000	97,494
	UFJ Holdings, Inc.	367	2,029,137
	UFJ Tsubasa Securities Co. Ltd.	36,000	143,256
	Uni-Charm Corp.	4,600	204,611
	Uniden Corp.	3,000	63,421
	Union Tool Co.	800	26,172
	UNY Co., Ltd.	9,000	106,581
	Ushio Inc.	7,000	142,625
	USS Co., Ltd.	1,720	134,915
	Victor Co. of Japan, Ltd.	16,000	136,369
	Vodafone Holdings KK	94	250,870
	Wacoal Corp.	7,000	82,763
	World Co., Ltd.	2,000	72,891
	Xebio Co., Ltd.	800	23,417
*	Yahoo Japan Corp.	750	3,766,501
	Yakult Honsha Co., Ltd.	12,000	229,118
	Yamada Denki Co., Ltd.	5,300	263,631
	Yamaguchi Bank, Ltd.	10,000	110,771
	Yamaha Corp.	12,700	191,338
	Yamaha Motor Co., Ltd.	21,000	360,178
	Yamanashi Chuo Bank, Ltd.	6,000	36,905
	Yamanouchi Pharmaceutical Co., Ltd.	23,000	816,243
	Yamato Transport Co., Ltd.	28,000	444,882
	Yamazaki Baking Co., Ltd.	12,000	109,164
	Yaskawa Electric Corp.	12,000	76,908
	Yasuda Fire & Marine Insurance Co., Ltd.	66,000	700,784
#	Yasuda Trust & Banking Co., Ltd.	640,000	1,236,656

14

	Yokogawa Electric Corp.	14,000	202,085
	Yokohama Rubber Co., Ltd.	14,000	58,121
	York-Benimaru Co., Ltd.	2,700	79,548
	Zeon Corp.	15,000	117,802
TOTAL COMMON STOCKS (Cost $201,265,353)			207,655,286

INVESTMENT IN CURRENCY — (0.0%)
*	Japanese Yen		15,478
(Cost $15,309)
TOTAL — JAPAN (Cost $201,280,662)			207,670,764

FRANCE — (8.5%)
COMMON STOCKS — (8.5%)
	Accor SA	10,940	512,668
	AGF (Assurances Generales de France SA)	15,535	1,195,158
	Air France	24,260	460,657
	Air Liquide SA	6,105	1,096,992
	Air Liquide SA	11,393	2,051,705
*	Alcatel SA	71,900	937,785
*	Alstom SA	321,074	297,606
	Arcelor SA	29,800	740,265
*	Atos Origin	4,218	307,469
	AXA	122,051	3,282,383
	BNP Paribas SA	50,518	3,665,766
#	Bollore Technologies SA	203	106,177
#	Bouygues	25,936	1,124,397
*	Business Objects SA	5,500	152,940
*	Cap Gemini SA	7,550	282,625
	Carrefour	43,095	2,256,895
	Casino Guichard Perrachon	9,856	819,593
	Cie Generale D’Optique Essilor Intenational SA	5,570	390,903
	Clarins SA	1,307	85,062
	Compagnie de Saint-Gobain	19,436	1,202,397
	Compagnie Francaise d’Etudes et de Construction Technip SA	1,790	317,848
	Dassault Systemes SA	9,666	457,061
	Dior (Christian) SA	17,202	1,233,433
	Eiffage SA	2,110	274,507
	Euler-Hermes SA	3,003	231,627
	Faurecia SA	1,328	116,587
	Fimalac SA	560	26,836
	France Telecom SA	231,887	7,000,826
	Gecina SA	5,098	546,793
	Generale des Establissements Michelin SA Series B	8,009	571,617
	Groupe Danone	15,284	1,522,936
	Havas SA	17,517	99,507
	Hermes International SA	4,009	874,845
	Imerys SA	5,342	435,028
*	JC Decaux SA	18,441	474,455
	Klepierre SA	1,862	174,439

15

	LaFarge SA	10,032	1,045,443
	LaFarge SA Prime Fidelity	8,912	931,677
	Lagardere S.C.A. SA	7,700	602,582
	L’Oreal	64,016	5,013,965
	LVMH (Louis Vuitton Moet Hennessy)	43,990	3,259,058
	Metropole Television SA	10,023	287,338
	Neopost SA	1,553	129,656
	NRJ Group	3,492	82,306
	Pernod-Ricard SA	4,485	641,393
	Peugeot SA	16,477	1,079,558
	Pinault Printemps Redoute SA	9,979	1,113,256
	Publicis Groupe	14,334	438,257
	Remy Cointreau SA	2,257	93,185
	Renault SA	20,388	1,846,583
	Rexel SA	4,797	245,694
	SA Des Galeries Lafayette	979	282,603
#	Sagem SA	13,268	312,726
	Sanofi Synthelabo	99,510	7,958,692
	Schneider SA	12,889	1,029,140
*	Scor SA	28,551	59,733
	SEB SA Prime Fidelite 2002	953	111,049
	SEB SA Prime Fidelity	990	115,229
	Societe BIC SA	3,600	201,547
	Societe des Ciments de Francais	1,006	101,639
	Societe Generale d’Enterprise SA	4,849	712,710
	Societe Generale Paris	28,670	3,029,484
	Societe Television Francaise 1	17,323	562,447
	Sodexho Alliance SA	11,496	368,536
	Somfy Interational SA	134	28,035
	Ste des Autoroutes du Sud de la France	25,546	1,339,203
	Stmicroelectronics NV	53,696	958,451
	Suez (ex Suez Lyonnaise des Eaux)	61,705	1,670,905
	Thales SA	16,134	730,645
	Thomson Multimedia	15,000	404,595
	Total SA	35,906	8,524,822
	Unibail SA	2,500	309,521
	Valeo SA	5,000	239,738
	Veolia Environnement SA	29,204	1,015,875
*	Vivendi Universal SA	59,936	1,892,047
	Wendel Investissement	4,149	329,360
	Zodiac SA	4,549	218,596
TOTAL COMMON STOCKS (Cost $67,476,476)			84,645,067

RIGHTS/WARRANTS — (0.0%)
*	Air France Warrants 11/06/07	2,377	2,329
(Cost $4,469)
TOTAL — FRANCE (Cost $67,480,945)			84,647,396

16

SWITZERLAND — (6.4%)
COMMON STOCKS — (6.4%)
*	ABB, Ltd.	165,197	1,004,211
*	Actelion, Ltd.	1,600	177,716
	Adecco SA	18,801	1,027,143
	Baloise-Holding	4,100	214,814
	BKW FMB Energie AG	556	347,081
*	Ciba Spezialitaetenchemie Holding AG	5,321	376,832
	Cie Financiere Richemont AG Series A	46,023	1,456,299
	Clariant AG	15,571	267,471
*	Credit Swisse Group	91,665	3,996,678
*	Fischer (Georg) AG, Schaffhausen	145	42,324
*	Forbo Holding AG, Eglisau	102	22,044
	Geberit AG	314	251,438
#	Givaudan SA	613	413,276
	Holcim, Ltd.	21,899	1,464,073
	Julius Baer Holding AG	610	216,657
*	Kudelski SA	3,084	117,104
	Kuehne & Nagel International AG	3,032	665,714
	Kuoni Reisen Holding AG	180	82,840
*	Lindt & Spruengli AG	12	171,052
*	Logitech International SA	3,719	244,966
	Lonza Group AG	2,970	185,529
	Nestle SA, Cham und Vevey	29,455	8,191,029
	Nobel Biocare Holding AG	1,832	399,084
* #	Novartis AG	236,286	11,848,805
	Phonak Holding AG	4,487	162,264
	Publicitas Holding SA, Lausanne	104	33,849
	Roche Holding AG Bearer	26,618	3,323,239
#	Roche Holding AG Genusschein	51,207	5,430,742
	Schindler Holding AG	210	83,718
	Schindler Holding AG	1,845	777,222
	Serono SA	1,432	1,054,210
	Societe Generale de Surveillance Holding SA	933	691,594
	Straumann Holding AG	1,836	442,638
	Sulzer AG, Winterthur	165	69,330
	Swatch Group AG	2,692	373,876
*	Swiss Life AG	2,640	402,858
	Swiss Reinsurance Co., Zurich	23,451	1,728,838
	Swisscom AG	10,343	4,065,421
*	Syngenta AG	8,613	969,941
	Synthes, Inc.	10,130	1,225,474
	Tecan Group AG	627	19,219
	The Swatch Group AG	18,164	506,728
	UBS AG	86,227	7,515,365
	Unaxis Holding AG	912	124,464
	Valora Holding AG	209	51,152
*	Zurich Financial SVCS AG	10,504	1,938,424

TOTAL — SWITZERLAND (Cost $47,188,641)			64,174,746

17

GERMANY — (6.3%)
COMMON STOCKS — (6.3%)
	Aachener und Muenchener Beteiligungs AG	5,721	506,118
	Adidas-Salomon AG	2,590	387,883
* #	Aixtron AG	2,400	11,282
	Allianz AG	26,466	3,325,772
	Altana AG	14,018	861,275
	BASF AG	33,021	2,462,146
	Bayer AG	45,408	1,581,343
	Bayerische Motorenwerke AG	59,234	2,531,877
*	Bayerische Vereinsbank AG	49,349	1,197,131
	Beiersdorf AG	12,509	1,424,489
*	Commerzbank AG	43,148	965,574
	Continental AG	8,338	616,186
*	D. Logistics AG	1,200	2,749
	DaimlerChrysler AG	65,944	3,038,733
	Deutsche Bank AG	34,043	2,982,820
	Deutsche Boerse AG	6,629	489,363
*	Deutsche Lufthansa AG	43,579	622,640
	Deutsche Post AG	135,361	3,247,804
*	Deutsche Telekom AG	354,516	7,393,574
	Douglas Holding AG	1,500	57,819
	E.ON AG	43,024	3,860,880
*	Epcos AG	2,800	39,412
	Fraport AG	9,524	414,405
*	Freenet.De AG	2,562	63,100
	Fresenius Medical Care AG	6,632	590,487
	Gehe AG	9,662	729,256
	Hannover Rueckversicherungs AG	12,626	543,359
*	Heidelberger Druckmaschinen AG	6,690	237,499
	Heidelberger Zement AG	8,567	567,201
	Hochtief AG	4,316	140,876
*	Hypo Real Estate Holding AG	7,434	301,908
*	Infineon Technologies AG	48,347	499,987
	K & S Aktiengesellschaft AG	2,419	136,453
	Karstadt Quelle AG	10,229	118,923
*	Lanxess	4,179	94,422
	Linde AG	9,032	619,874
	MAN AG	10,349	476,202
#	Medion AG	2,850	57,664
	Merck KGAA	2,700	207,362
	Metro AG	36,404	2,039,048
*	MG Technologies AG	14,061	193,078
	Munchener Rueckversicherungs-Gesellschaft AG	16,030	1,967,665
	Oldenburgische Landesbank AG	969	81,477
	Preussag AG	12,979	337,880
	Puma AG	943	221,140
	Rwe AG (Neu)	800	41,631
	Rwe AG (NEU) Series A	38,004	2,304,798
	SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)	25,996	4,199,566
	Schering AG	12,657	921,789
	Schwarz Pharma AG	2,790	135,214
*	SGL Carbon AG	1,750	26,880
	Siemens AG	55,376	4,318,917

18

	Stada Arzneimittel AG	2,242	74,516
	Suedzucker AG	18,765	402,036
#	ThyssenKrupp AG	44,279	1,011,405
	United Internet AG	1,321	39,322
	Volkswagen AG	24,379	1,202,486
*	WCM Beteiligungs AG	11,608	15,524

TOTAL — GERMANY (Cost $58,025,431)			62,940,220

AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
*	Alinta, Ltd.	19,900	134,034
	Amcor, Ltd.	62,654	356,465
	AMP, Ltd.	141,371	820,003
	Ansell, Ltd.	12,403	99,362
#	APN News & Media, Ltd.	48,273	183,990
	Aristocrat Leisure, Ltd.	49,521	422,619
#	Australand Property Group	53,870	73,421
	Australia & New Zealand Banking Group, Ltd.	138,848	2,351,193
	Australian Gas Light Co.	34,699	391,810
	Australian Stock Exchange, Ltd.	7,599	124,704
*	Australian Wealth Management, Ltd.	7,388	6,381
	AWB, Ltd.	25,051	87,937
	AXA Asia Pacific Holdings, Ltd.	244,297	826,590
	Bendigo Bank, Ltd.	9,782	75,962
	BHP Billiton, Ltd.	286,025	4,338,005
	Billabong International, Ltd.	17,806	193,300
	Bluescope Steel, Ltd.	56,314	432,399
	Boral, Ltd.	43,128	218,717
#	Brambles Industries, Ltd.	71,602	450,495
	Brickworks, Ltd.	9,442	87,912
*	Burns, Philp & Co., Ltd.	147,539	113,403
	Caltex Australia, Ltd.	29,754	330,079
*	Challenger Financial Services Group, Ltd.	38,847	101,274
	Coca-Cola Amatil, Ltd.	36,194	234,603
	Cochlear, Ltd.	3,100	71,482
	Coles Myer, Ltd.	100,590	761,206
	Commonwealth Bank of Australia	96,814	2,779,397
	Computershare, Ltd.	51,406	234,628
	CSL, Ltd.	14,077	357,505
	CSR, Ltd.	67,847	129,566
#	Davids Limited	50,529	118,115
*	DB RREEF Trust	41,649	41,913
	DCA Group, Ltd.	31,921	87,518
	Flight Centre, Ltd.	6,023	75,885
	Foodland Associates, Ltd.	8,315	155,496
	Foster’s Group, Ltd.	154,407	637,454
	Futuris Corp., Ltd.	43,199	70,516
	General Property Trust	75,385	218,630
	Gunns, Ltd.	19,636	69,707
*	Hardman Resources NL	33,188	51,281

19

	Harvey Norman Holdings, Ltd.	128,448	281,936
*	Hills Motorway Group Hly	13,357	110,074
	Iluka Resources, Ltd.	15,365	69,155
	Insurance Australiz Group, Ltd.	122,975	623,650
	James Hardies Industries NL	30,184	144,224
	John Fairfax Holdings, Ltd.	66,952	224,944
	Leighton Holdings, Ltd.	30,749	243,655
	Lend Lease Corp., Ltd.	31,264	307,192
	Lion Nathan, Ltd.	63,050	376,704
	Macquarie Bank, Ltd.	16,370	638,202
	Macquarie Infrastructure Group	83,347	240,401
	Mayne Group, Ltd.	50,338	160,349
	Mirvac, Ltd.	56,237	201,421
	National Australia Bank, Ltd.	117,894	2,690,471
	National Foods, Ltd.	17,881	88,414
	Newcrest Mining, Ltd.	24,364	333,029
	Nufarm, Ltd.	11,456	89,960
	Onesteel, Ltd.	37,637	82,313
	Orica, Ltd.	20,139	310,386
	Origin Energy, Ltd.	46,773	256,475
*	Oxiana, Ltd.	52,556	38,314
	Pacific Brands, Ltd.	38,200	78,701
	Paperlinx, Ltd.	29,331	104,821
	Patrick Corp., Ltd.	50,695	246,246
	Perpetual Trustees Australia, Ltd.	2,758	136,153
*	Promina Group, Ltd.	78,577	313,812
	Publishing and Broadcasting, Ltd.	114,313	1,403,108
	QBE Insurance Group, Ltd.	55,087	668,295
	Quantas Airways, Ltd.	323,179	929,595
	Rinker Group, Ltd.	71,533	646,183
#	Rio Tinto, Ltd.	37,949	1,421,746
	Rural Press, Ltd.	8,895	73,162
	Santos, Ltd.	43,314	305,466
*	Scigen	11,443	481
	Sigma Co., Ltd.	7,216	46,601
	Sims Group, Ltd.	6,740	96,508
	Sonic Healthcare, Ltd.	20,706	198,694
*	Sons of Gwalia, Ltd.	7,201	0
	Southcorp, Ltd.	60,465	208,898
	St. George Bank, Ltd.	38,439	746,246
	Stockland Trust Group	34,367	156,859
	Suncorp-Metway, Ltd.	40,106	600,006
	Tab Queensland, Ltd.	8,003	81,299
	Tabcorp Holdings, Ltd.	38,510	528,525
	Telstra Corp., Ltd.	1,038,439	4,328,235
	Ten Network Holdings, Ltd.	28,370	84,301
	Toll Holdings, Ltd.	30,520	314,151
	Transurban Group	39,909	223,897
	Washington H. Soul Pattinson & Co., Ltd.	18,899	153,649
	Wesfarmers, Ltd.	27,850	862,871
	West Australian Newspapers Holdings, Ltd.	15,484	100,487
	Westfield Group Stapled	37,972	506,999
	Westpac Banking Corp.	136,383	2,065,214
	WMC Resources, Ltd.	77,964	468,900

20

	WMC, Ltd.	83,592	399,417
	Woodside Petroleum, Ltd.	70,327	1,213,735
	Woolworths, Ltd.	77,205	951,917
TOTAL COMMON STOCKS (Cost $27,972,243)			46,491,404

RIGHTS/WARRANTS — (0.0%)
*	Australian Wealth Management, Ltd. Rights 02/28/05	10,010	2,459
*	Metcash Trading Rights 03/15/05	42,107	0
*	Origin Energy, Ltd. Rights 03/15/05	7,795	7,597
TOTAL RIGHTS/WARRANTS (Cost $0)			10,056

INVESTMENT IN CURRENCY — (0.0%)
*	Australian Dollar		1,627
(Cost $1,615)
TOTAL — AUSTRALIA (Cost $27,973,858)			46,503,087

NETHERLANDS — (4.5%)
COMMON STOCKS — (4.5%)
	ABN AMRO Holding NV	143,189	3,941,869
	Aegon NV	137,532	1,985,036
	AKZO Nobel NV	23,694	1,068,301
	Buhrmann NV	6,020	67,438
	DSM NV	10,363	736,196
	Elsevier NV	61,185	918,747
*	Getronics NV	27,590	72,701
* #	Hagemeyer NV	21,897	62,919
	Heineken Holding NV Series A	39,197	1,209,335
	Heineken NV	74,585	2,546,099
	Hunter Douglas NV	5,232	280,929
	IHC Caland NV	2,636	174,872
	ING Groep NV	203,332	6,259,890
*	Koninklijke Ahold NV	145,070	1,312,008
	Koninklijke KPN NV	241,808	2,340,594
	Koninklijke Nedlloyd NV	3,487	196,467
	Koninklijke Philips Electronics NV	105,285	2,912,346
*	Norit NV	38,689	715,685
*	Nutricia (Verenigde Bedrijven) NV	14,605	589,847
	Oce NV	4,991	82,611
	Randstad Holdings NV	19,375	861,510
#	Royal Dutch Petroleum Co., Den Haag	164,596	10,374,430
	TNT Post Groep NV	57,222	1,600,276
	Unilever NV	45,725	3,045,508
	Vedior NV	15,338	287,588
	VNU NV	20,878	653,543
	Wolters Kluwer NV	24,566	474,925

TOTAL — NETHERLANDS (Cost $38,681,415)			44,771,670

21

ITALY — (3.6%)
COMMON STOCKS — (3.6%)
	Acea SpA	7,694	89,298
	AEM SpA	102,681	235,220
*	Alitalia Linee Aeree Italiane SpA Series A	50,000	16,227
	Alleanza Assicurazioni SpA	52,431	712,317
	Assicurazioni Generali SpA, Trieste	70,578	2,362,569
*	Autogrill SpA, Novara	14,752	231,281
*	Autostade SpA	39,598	1,099,537
*	Banca Antoniana Popolare Veneta SpA	14,739	433,466
	Banca Fideuram SpA	64,575	339,463
	Banca Monte Dei Paschi di Siena SpA	166,995	568,296
* #	Banca Nazionale del Lavoro SpA	173,414	485,086
	Banca Popolare di Lodi Scarl	14,675	166,920
	Banca Popolare di Milano	14,520	126,127
*	Banco Popolare Bergamo SpA	15,847	326,089
	Banco Popolare di Verona e Novara SpA	17,406	341,113
	Benetton Group SpA	6,950	85,679
	Bulgari SpA	16,639	206,666
	Buzzi Unicem SpA	3,954	67,017
	Capitalia SpA	125,484	639,716
	Cassa di Risparmio di Firenze SpA	34,725	84,421
	CIR SpA (Cie Industriale Riunite), Torino	34,312	106,771
	Compagnia Assicuratrice Unipol SpA	28,771	133,054
	Credito Emiliano SpA	12,917	134,609
	Credito Italiano	374,951	2,188,290
	Davide Campari - Milano SpA	450	30,062
*	E.Biscom SpA	2,785	148,433
* #	Edison SpA	352,220	733,636
	Eni SpA	237,013	6,182,675
	Ente Nazionale per L’Energia Elettrica SpA	461,796	4,442,463
*	Fiat SpA	47,140	352,676
*	Finecogroup SpA	18,285	162,948
	Finmeccanica SpA	385,000	395,604
#	Gruppo Editoriale L’espresso SpA	21,573	139,116
*	Hera SpA	36,487	104,238
	Intesabci SpA	387,441	1,898,215
	Italcementi SpA	8,940	158,155
*	Lottomatica SpA	2,664	105,473
#	Luxottica Group SpA	38,719	818,780
	Mediaset SpA	79,996	1,127,062
	Mediobanca SpA	34,000	574,921
#	Mediolanum SpA	44,701	328,214
	Mondadori (Arnoldo) Editore SpA	13,860	154,897
#	Pirelli & Co. SpA	93,332	121,052
	RAS SpA (Riunione Adriatica di Sicurta)	49,012	1,137,037
	SAI SpA (Sta Assicuratrice Industriale), Torino	6,188	168,875
	Saipem SpA	24,958	337,753
	San Paolo-IMI SpA	86,122	1,260,127
	Seat Pagine Gialle SpA	429,123	191,492

22

*	Seat Pagine Gialle SpA, Torino	3,591	1,833
	SNAM Rete Gas SpA	136,011	794,688
*	SNIA SpA	9,248	3,221
	Societe Cattolica di Assicurazoni Scarl SpA	2,243	107,517
*	Sorin SpA	13,872	47,024
#	Telecom Italia Mobile SpA	39,514	271,292
	Telecom Italia SpA	701,433	2,728,363
* #	Tiscali SpA	13,000	45,445
TOTAL COMMON STOCKS (Cost $28,043,097)			36,252,519

PREFERRED STOCKS — (0.0%)
*	Fiat SpA	3,000	16,694
(Cost $43,046)

RIGHTS/WARRANTS — (0.0%)
*	Fastweb SpA Rights 03/16/05	2,785	7,753
*	Fiat SpA Warrants 01/31/07	1,677	506
TOTAL RIGHTS/WARRANTS (Cost $0)			8,259

TOTAL — ITALY (Cost $28,086,143)			36,277,472

SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
	Acciona SA	5,051	473,197
	Acerinox SA	15,983	277,247
	Actividades de Construccion y Servicios SA	22,866	583,156
*	Antena 3 Television	2,340	179,714
	Autopistas Concesionaria Espanola SA	42,187	1,000,489
	Banco Bilbao Vizcaya SA	182,100	3,151,545
	Banco de Andalucia	655	62,013
	Banco de Sabadell SA	16,317	415,919
	Banco de Valencia SA	5,586	187,063
#	Banco Pastor SA	2,530	95,512
	Banco Popular Espanol SA, Madrid	15,148	1,049,047
#	Banco Santander Central Hispanoamerica SA	311,694	3,863,157
	Bankinter SA	3,867	206,100
	Cementos Portland SA	1,338	89,029
	Cia Espanola de Petroleous SA	12,723	504,910
	Compania de Distribucion Integral Logista SA	1,928	105,616
	Coporacion Financiera Reunida SA	6,070	87,047
	Corporacion Mapfre Compania Internacional de Reaseguros SA	15,336	247,748
	Ebro Puleva SA	8,097	139,382
	Enagas SA	14,223	233,346
	Endesa SA, Madrid	60,300	1,364,575
	Fomento de Construcciones y Contratas SA	11,251	579,832
#	Gamesa Corporacion Tecnologica SA	9,072	125,893
	Gas Natural SA, Buenos Aires	40,996	1,213,812
	Grupo Ferrovial SA	11,182	666,893

23

	Iberdrola SA	51,300	1,353,146
	Iberia Lineas Aereas de Espana SA	65,471	228,871
	Indra Sistemas SA	7,600	131,531
	Industria de Diseno Textil SA	57,883	1,787,383
	Metrovacesa SA	4,468	231,920
	Promotora de Informaciones SA	17,174	361,354
	Red Electrica de Espana SA	7,740	199,854
	Repsol SA	77,069	2,098,171
	Sociedad General de Aguas de Barcelona SA	8,008	171,252
*	Sociedad General de Aguas de Barcelona SA	62	1,314
* #	Sogecable SA	7,754	312,439
	Sol Melia SA	8,400	96,435
	Tabacalera SA	15,900	668,465
	Tele Pizza SA	7,000	17,240
	Telefonica de Espana SA	282,457	5,198,825
	Telefonica Publicidad e Informacion SA	26,439	252,417
	Union Fenosa SA	19,200	551,695
	Vallehermoso SA	20,299	373,080
	Zardoya Otis SA	14,841	398,930
	Zeltia SA	10,500	93,849

TOTAL — SPAIN (Cost $20,154,120)			31,430,413

SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
	Alfa Laval AB	7,600	133,877
	Assa Abloy AB Series B	24,100	368,162
	Atlas Copco AB Series A	10,100	503,479
	Atlas Copco AB Series B	4,200	194,018
	Axfood AB	3,550	100,419
	Billerud AB	3,200	50,288
	Castellum AB	2,200	74,935
	Electrolux AB Series B	19,700	473,738
	Eniro AB	8,200	95,898
	Gambro AB Series A	19,800	280,765
	Gambro AB Series B	5,200	73,736
	Getinge AB	11,600	167,880
	Hennes & Mauritz AB Series B	67,750	2,386,888
	Hoganas AB Series B	1,300	39,624
	Holmen AB Series B	6,000	200,860
*	Lundin Petroleum AB	14,500	105,561
*	Modern Times Group AB Series B	3,100	95,167
#	Netcom AB Series B	10,050	358,477
	Nordic Baltic Holdings AB	233,048	2,452,922
*	OMHEX AB	6,500	80,055
	Sandvik AB	19,200	836,418
#	Scania AB	4,000	179,809
	Scania AB Series B	6,300	287,343
	Securitas AB Series B	24,100	384,016
	Skandia Insurance AB	63,500	339,751
	Skandinaviska Enskilda Banken Series A	60,900	1,179,611

24

Skanska AB Series B	25,500	303,811
SSAB Swedish Steel Series A	4,700	123,673
SSAB Swedish Steel Series B	1,400	35,816
Svenska Cellulosa AB Series B	14,300	559,198
Svenska Handelsbanken Series A	50,700	1,237,742
Svenska Kullagerfabriken AB Series A	2,300	113,981
Svenska Kullagerfabriken AB Series B	5,900	293,249
Swedish Match AB (Frueher Svenska Taendsticks AB)	20,400	241,558
Tele2 AB Series A	800	29,939
* Telefon AB L.M. Ericsson Series B	1,067,800	3,153,168
Telia AB	555,400	3,336,979
Tietoenator Corp. AB	3,400	122,767
Trelleborg AB Series B	4,200	79,204
Volvo AB Series A	11,700	519,099
Volvo AB Series B	24,700	1,135,595
Whilborg Fastigheter AB Class B	6,136	139,012
WM-Data AB Series B	8,500	23,236

TOTAL — SWEDEN (Cost $16,845,191)		22,891,724

HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
ASM Pacific Technology, Ltd.	12,000	52,930
Bank of East Asia, Ltd.	65,749	200,224
Cathay Pacific Airways, Ltd.	221,000	405,221
Cheung Kong Holdings, Ltd.	110,600	1,052,969
# Cheung Kong Infrastructure Holdings, Ltd.	129,000	391,187
China Merchants Holdings (International) Co., Ltd.	90,000	189,256
China Unicom, Ltd.	642,000	572,115
CLP Holdings, Ltd.	110,400	632,762
CNOOC, Ltd.	2,166,500	1,257,017
Dah Sing Banking Group, Ltd.	720	1,431
Dah Sing Financial Holdings, Ltd.	3,659	27,681
Esprit Holdings, Ltd.	54,541	388,132
Giordano International, Ltd.	40,000	26,414
Hang Lung Development Co., Ltd.	42,000	76,472
Hang Lung Properties, Ltd.	113,500	176,094
Hang Seng Bank, Ltd.	131,100	1,790,260
Henderson Investment, Ltd.	119,000	176,235
Henderson Land Development Co., Ltd.	117,000	549,074
Hong Kong and China Gas Co., Ltd.	264,000	553,459
Hong Kong Electric Holdings, Ltd.	99,707	453,856
Hong Kong Exchanges & Clearing, Ltd.	48,000	122,170
Hopewell Holdings, Ltd.	38,000	95,744
Hutchison Whampoa, Ltd.	256,500	2,318,677
Hysan Development Co., Ltd.	42,462	89,019
I-Cable Communications, Ltd.	9,854	3,506
Johnson Electric Holdings, Ltd.	168,000	158,329
Kerry Properties, Ltd.	30,255	72,156
Kingboard Chemical Holdings, Ltd.	12,000	36,082
Kowloon Motor Bus Holdings, Ltd.	7,200	36,928

25

# Legend Group, Ltd.	248,000	70,753
Li & Fung, Ltd.	126,000	215,683
MTR Corp., Ltd.	220,485	350,562
New World Development Co., Ltd.	129,477	131,985
NWS Holdings Ltd.	49,000	70,997
PCCW, Ltd.	235,265	138,765
SCMP Group, Ltd.	39,198	17,842
Shanghai Industrial Holdings, Ltd.	12,000	27,004
Shangri-La Asia, Ltd.	100,913	152,684
Shun Tak Holdings, Ltd.	52,000	51,674
# Sino Land Co., Ltd.	182,348	162,499
Smartone Telecommunications Holdings, Ltd.	23,000	26,689
Sung Hungkai Properties, Ltd.	135,706	1,265,890
Swire Pacific, Ltd. Series A	42,500	347,403
Techtronic Industries Co., Ltd.	56,000	131,402
Television Broadcasts, Ltd.	20,000	90,012
Texwinca Holdings, Ltd.	60,000	54,623
Wharf Holdings, Ltd.	136,542	464,831
Wheelock and Co., Ltd.	70,000	108,604
Wing Hang Bank, Ltd.	8,500	56,947
Yue Yuen Industrial (Holdings), Ltd.	78,500	226,473
TOTAL COMMON STOCKS (Cost $14,435,447)		16,068,722

INVESTMENT IN CURRENCY — (0.0%)
* Hong Kong Dollars		19,044
(Cost $19,052)
TOTAL — HONG KONG (Cost $14,454,499)		16,087,766

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Amer-Yhtymae Oyj Series A	4,500	84,017
* Elisa Communications Corp.	10,063	179,887
Fortum Oyj	113,088	2,168,319
KCI Konecranes International Oyj	700	31,654
* Kemira GrowHow Oyj	1,275	11,649
Kemira Oyj	6,000	92,558
Kesko Oyj	6,400	166,102
Kone Corp.	5,140	439,405
Metso Oyj	10,444	195,687
M-real Oyj Series B	26,000	156,303
Nokia Oyj	342,121	5,563,090
Nokian Renkaat Oyj	500	88,586
Orion-Yhtyma Oyj Series A	4,200	66,848
Orion-Yhtyma Oyj Series B	4,000	63,559
Outokumpu Oyj Series A	19,700	358,680
Pohjola Group P.L.C. Series D	9,600	121,271
Rautaruukki Oyj Series K	8,700	120,961
Sampo Insurance Co., Ltd.	61,500	862,401
Sanoma-Wsoy Oyj Series A	1,391	39,048

26

Sanoma-Wsoy Oyj Series B	14,403	384,487
Stora Enso Oyj Series R	67,900	1,033,964
Tietoenator Corp.	5,460	197,882
Upm-Kymmene Oyj	45,800	1,021,282
Uponor Oyj Series A	4,600	97,458
Wartsila Corp. Oyj Series B	6,750	175,632

TOTAL — FINLAND (Cost $10,792,057)		13,720,730

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
AGFA-Gevaert NV, Mortsel	7,300	257,704
Algemene Mij Voor Nijverheidskredit Almanij	9,452	1,068,857
Barco (New) NV	400	33,951
Bekaert SA	700	59,368
Cofinimmo SA	200	32,918
Colruyt SA Halle	1,700	292,188
Compagnie Maritime Belge	1,500	57,978
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	3,600	283,634
Dexia SA	55,596	1,320,700
D’Ieteren SA	290	65,934
Electrabel SA	2,998	1,326,710
Euronav SA	1,500	49,656
Exmar NV	300	19,266
Fortis AG	53,679	1,511,144
Groupe Bruxelles Lambert	2,500	231,065
Interbrew SA	29,842	1,140,808
KBC Bancassurance Holding SA	15,700	1,321,153
* Mobistar SA	2,500	223,947
Omega Pharma SA	500	25,238
Solvay SA	4,400	511,838
UCB SA	7,600	381,912
Union Miniere SA	1,155	118,222
TOTAL COMMON STOCKS (Cost $6,793,631)		10,334,191

RIGHTS/WARRANTS — (0.0%)
* Colruyt SA Halle Rights 03/31/05	1,700	2,431
* Umicore-Strip VVPR Rights	55	10
TOTAL RIGHTS/WARRANTS (Cost $0)		2,441

TOTAL — BELGIUM (Cost $6,793,631)		10,336,632

27

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	Bang & Olufsen Holding A.S. Series B	290	20,069
	Carlsberg A.S. Series B	3,475	179,903
	Codan A.S.	950	51,886
	Coloplast A.S.	1,940	102,333
	Dampskibsselskabet Svendborg A.S.	325	3,052,865
	Danisco A.S.	2,450	167,810
	Danske Bank A.S.	40,556	1,246,417
	DSV, De Sammensluttede Vognmaend A.S.	880	69,668
	East Asiatic Co., Ltd.	900	47,954
*	FLS Industries Series B	890	17,100
	GN Great Nordic A.S.	9,620	104,399
*	Group 4 Securicor A.S.	28,536	76,151
#	H. Lundbeck A.S.	17,802	395,885
	ISS A.S.	1,763	110,718
*	Jyske Bank A.S.	2,660	97,367
	Koebenhavns Lufthavne	280	68,992
	NKT Holding A.S.	1,100	35,030
	Novo-Nordisk A.S. Series B	14,150	785,419
	Novozymes A.S. Series B	2,830	139,966
	Sydbank A.S.	240	49,529
	Tele Danmark A.S.	12,110	545,073
*	TK Development	614	4,063
*	Topdanmark A.S.	1,300	94,130
*	Vestas Wind Systems A.S.	5,866	78,270
*	William Demant Holding	3,260	170,222

TOTAL — DENMARK (Cost $5,115,617)			7,711,219

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Allied Irish Banks P.L.C.	73,614	1,583,988
	Anglo Irish Bank Corp. P.L.C.	28,666	755,367
	Bank of Ireland P.L.C.	83,106	1,394,270
	CRH P.L.C.	45,668	1,278,970
	DCC P.L.C.	6,914	164,793
*	Elan Corp. P.L.C.	33,579	288,570
	Fyffes P.L.C.	17,987	54,066
	Grafton Group P.L.C.	15,596	211,678
	Greencore Group P.L.C.	13,520	58,541
	IAWS Group P.L.C.	11,551	182,320
	Independent News & Media P.L.C.	77,963	240,537
	Irish Permanent P.L.C.	21,828	443,670
	Kerry Group P.L.C.	21,559	526,700
*	Ryanair Holdings P.L.C.	32,702	264,578
*	Waterford Wedgwood P.L.C.	153,442	10,565

TOTAL — IRELAND (Cost $5,353,361)			7,458,613

28

	SINGAPORE — (0.7%)
	COMMON STOCKS — (0.7%)
	Allgreen Properties, Ltd.	41,000	28,061
	Capitacommercial Trust	23,100	21,508
#	Capitaland, Ltd.	115,500	176,619
* #	Chartered Semiconductor Manufacturing, Ltd.	112,000	75,965
	City Developments, Ltd.	32,000	133,185
	Comfortdelgro Corp., Ltd.	81,000	83,407
	Creative Technology Co., Ltd.	3,000	35,331
	Cycle & Carriage, Ltd.	6,097	43,985
	DBS Group Holdings, Ltd.	78,000	716,611
	Fraser & Neave, Ltd.	11,100	108,139
	Great Eastern Holdings, Ltd.	21,000	172,216
	Haw Par Brothers International, Ltd.	2,248	7,138
	Keppel Corp., Ltd.	37,000	215,594
	Keppel Land, Ltd.	22,000	33,913
	MobileOne, Ltd.	21,390	25,587
	Neptune Orient Lines, Ltd.	47,000	104,328
	Overseas Chinese Banking Corp., Ltd.	63,300	530,818
	Overseas Union Enterprise, Ltd.	6,000	27,932
	Parkway Holdings, Ltd.	20,000	20,718
	Sembcorp Industries, Ltd.	78,000	91,380
	Sembcorp Logistics, Ltd.	39,000	39,438
	Sembcorp Marine, Ltd.	55,000	56,974
	Singapore Airlines, Ltd.	85,000	628,931
	Singapore Land, Ltd.	11,000	38,661
	Singapore Press Holdings, Ltd.	68,000	191,195
	Singapore Technologies Engineering, Ltd.	174,000	253,200
	Singapore Telecommunications, Ltd.	1,367,000	2,208,373
	Smrt Corporation, Ltd.	59,000	33,105
*	St Assembly test Services, Ltd.	38,000	23,431
	United Overseas Bank, Ltd.	81,000	679,245
	United Overseas Land, Ltd.	22,000	29,301
	Venture Manufacturing (Singapore), Ltd.	10,000	88,790
	Wing Tai Holdings, Ltd.	22,166	12,437
	TOTAL COMMON STOCKS (Cost $6,746,791)		6,935,516

	RIGHTS/WARRANTS — (0.0%)
*	City Developments, Ltd. Warrants 08/26/09	3,200	8,366
	(Cost $0)

	INVESTMENT IN CURRENCY — (0.0%)
*	Singapore Dollars		2,396
	(Cost $2,373)
	TOTAL — SINGAPORE (Cost $6,749,164)		6,946,278

29

NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
*	Aker Kvaerner OGEP ASA	467	15,227
*	Aker Yards ASA	288	8,764
	Den Norske Bank ASA Series A	57,400	584,573
*	Merkantildata ASA	6,800	2,562
	Nera ASA	6,300	14,506
	Norsk Hydro ASA	16,900	1,463,981
	Norske Skogindustrier ASA Series A	5,000	106,270
*	Opticom ASA	600	4,772
	Orkla ASA Series A	11,471	418,346
*	Petroleum Geo-Services ASA (New)	400	28,661
	Schibsted ASA	2,700	73,906
	Smedvig ASA Series A	3,800	71,587
	Statoil Den Norske Stats Oljeselskap ASA	98,701	1,791,862
	Storebrand ASA	14,500	143,002
	Tandberg ASA Series A	5,600	62,442
	Telenor ASA	83,141	766,403
	Tomra Systems ASA	9,200	39,255
*	Yara International ASA	16,900	244,904

TOTAL — NORWAY (Cost $3,489,809)			5,841,023

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
	Alpha Credit Bank	10,164	390,840
	Athens Water Supply & Sewage Co. S.A.	4,100	32,031
	Attica Holdings S.A.	3,130	14,009
	Bank of Piraeus S.A.	8,435	178,931
	Commercial Bank of Greece	3,700	120,524
	Cosmote Mobile Telecommunications S.A.	21,450	431,159
	EFG Eurobank Ergasias S.A.	18,520	660,658
	Hellenic Bottling Co. S.A.	16,870	458,832
	Hellenic Duty Free Shops S.A.	2,000	38,135
	Hellenic Petroleum S.A.	15,660	181,235
	Hellenic Technodomiki S.A.	4,680	23,797
	Hellenic Tellecommunication Organization Co. S.A.	33,920	659,356
	Intracom S.A.	3,310	20,687
*	Mailis (M.J.) S.A.	2,800	16,462
	National Bank of Greece	17,270	659,059
	Public Power Corp. of Greece	15,920	492,862
	Titan Cement Co.	3,230	115,137
	Viohalco S.A.	2,800	27,140

TOTAL — GREECE (Cost $2,810,537)			4,520,854

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
	Banco Comercial Portugues SA	181,382	506,774
	Banco Espirito Santo e Comercial de Lisboa	19,360	344,542
	BPI SGPS SA	44,098	182,768
#	Brisa Auto Estradas de Portugal SA	27,775	247,150

30

Cimpor Cimentos de Portugal SA	34,848	200,727
Electricidade de Portugal SA	187,612	549,024
* Jeronimo Martins SGPS SA	7,355	106,157
Portugal Telecom SA	62,730	761,698
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	6,410	168,059
Sonae SGPS SA	108,923	170,192

TOTAL — PORTUGAL (Cost $2,838,442)		3,237,091

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
* Bank Austria Creditanstalt AG	2,316	225,405
Bohler Uddeholm AG	480	72,458
BWT AG	880	31,870
Erste Bank der Oesterreichischen Sparkassen AG	12,056	657,716
EVN AG	1,049	78,828
Flughafen Wien AG	579	45,004
* Immofinanz Immobilien Anlagen AG	8,273	77,888
Mayr-Melnhof Karton AG	472	83,906
Oesterreichische Elektrizitaetswirtschafts AG	810	192,525
OMV AG	1,728	598,576
* RHI AG, Wien	778	24,220
Telekom Austria AG	23,131	459,434
Voestalpine AG	1,479	123,224
Wienerberger AG	4,007	199,236

TOTAL — AUSTRIA (Cost $1,414,206)		2,870,290

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Auckland International Airport, Ltd.	23,889	149,400
Carter Holt Harvey, Ltd.	124,305	207,907
Contact Energy, Ltd.	47,343	244,437
Fisher & Paykel Apppliances Holdings, Ltd.	14,080	32,969
Fisher & Paykel Healthcare Corp.	31,395	70,089
Fletcher Building, Ltd.	28,975	148,969
Independent Newspapers, Ltd. (Auckland)	21,417	101,234
Sky City Entertainment Group, Ltd.	28,614	106,745
* Sky Network Television, Ltd.	17,139	86,621
Telecom Corporation of New Zealand, Ltd.	141,166	656,996
* Tower, Ltd.	21,977	31,324
Warehouse Group, Ltd.	14,200	43,370
TOTAL COMMON STOCKS (Cost $1,005,057)		1,880,061

31

INVESTMENT IN CURRENCY — (0.0%)
* New Zealand Dollar	3,096
(Cost $3,062)
TOTAL — NEW ZEALAND (Cost $1,008,119)	1,883,157

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
* Euro Currency	15,137
(Cost $14,915)

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (7.0%)

Repurchase Agreement, Deutsche Bank Securities 2.61%, 03/01/05 (Collateralized by $49,187,109 U.S. Treasury Note 2.38%, 01/25/25, valued at $52,630,207) to be repurchased at $52,634,023 (Cost $52,630,207)	$52,630	52,630,207

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $17,042,000 FNMA Notes 2.95%, 11/14/07, valued at $17,148,513) to be repurchased at $16,896,112 (Cost $16,895,000)	16,895	16,895,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $69,525,207)		69,525,207

TOTAL INVESTMENTS - (100.0%) (Cost $825,919,496) ††		$994,875,915

†	See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $826,744,338.

32

INTERNATIONAL SMALL COMPANY PORTFOLIO
Schedule of Investments

February 28, 2005
(Unaudited)

		Value†
Investment in The Japanese Small Company Series of The DFA Investment Trust Company (30.4%) (Cost $474,148,271)		$617,387,676

Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company (15.3%) (Cost $245,742,518)		309,715,399

Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company (19.7%) (Cost $281,408,697)		400,717,527

Investment in The Continental Small Company Series of The DFA Investment Trust Company (34.5%) (Cost $397,685,580)		699,836,266

	Face Amount
	(000)
Temporary Cash Investments (0.1%)
Repurchase Agreement, PNC Capital Markets Inc. 2.37%, 03/01/05 (Collateralized by $1,812,000 FNMA Notes 2.95%, 11/14/07, valued at $1,823,325) to be repurchased at $1,796,118 (Cost $1,796,000)	$1,796	1,796,000

Total Investments (100%) (Cost $1,400,781,066)††		$2,029,452,868

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $1,401,327,667.

JAPANESE SMALL COMPANY PORTFOLIO
Schedule of Investments

February 28, 2005
(Unaudited)

Value†
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$99,395,159

Total Investments (100%) (Cost $203,648,249)††	$99,395,159

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $206,423,443.

PACIFIC RIM SMALL COMPANY PORTFOLIO
Schedule of Investments

February 28, 2005
(Unaudited)

Value†
Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company	$32,267,747

Total Investments (100%) (Cost $56,274,054)††	$32,267,747

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $56,231,354.

UNITED KINGDOM SMALL COMPANY PORTFOLIO
Schedule of Investments

February 28, 2005
(Unaudited)

Value†
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$17,542,078

Total Investments (100%) (Cost $9,403,890)††	$17,542,078

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $9,410,714.

CONTINENTAL SMALL COMPANY PORTFOLIO
Schedule of Investments

February 28, 2005
(Unaudited)

Value†
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$41,466,598

Total Investments (100%) (Cost $22,459,525)††	$41,466,598

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $22,459,703.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

JAPAN — (24.9%)
COMMON STOCKS — (24.3%)
* #	A&A Material Corp.	168,000	$282,839
#	ABILIT Corp.	68,300	2,005,749
	Achilles Corp.	422,000	851,751
	Agro-Kanesho Co., Ltd.	7,000	46,872
	Aichi Bank, Ltd.	51,400	4,965,946
*	Aichi Machine Industry Co., Ltd.	648,000	2,783,164
#	Aida Engineering, Ltd.	209,000	1,193,543
	Aigan Co., Ltd.	138,100	1,281,395
	Airport Facilities Co., Ltd.	178,000	1,074,402
*	Akai Electric Co., Ltd.	490,000	4,687
	Akita Bank, Ltd.	1,205,000	5,555,864
#	Aloka Co., Ltd.	158,000	1,125,980
	Alpha Systems, Inc.	16,000	281,768
	Altech Co., Ltd.	45,800	494,626
	Ando Corp.	524,000	1,333,308
	Anest Iwata Corp.	63,000	216,950
	AOI Advertising Promotion, Inc.	11,500	92,955
	AOI Electronics Co., Ltd.	10,600	167,811
#	Aoki International Co., Ltd.	221,100	2,808,693
*	Apic Yamada Corp.	68,000	232,868
	Arakawa Chemical Industries, Ltd.	96,700	1,484,633
#	Araya Industrial Co., Ltd.	285,000	820,595
*	Argo 21 Corp.	57,200	557,008
	Aronkasei Co., Ltd.	143,000	802,956
	Asahi Kogyosha Co., Ltd.	208,000	825,713
	Asahi Organic Chemicals Industry Co., Ltd.	638,000	2,239,774
*	Asahi Tec Corp.	182,000	457,873
	Asanuma Corp.	474,000	1,097,264
	Ashimori Industry Co., Ltd.	401,000	1,054,859
	Asia Air Survey Co., Ltd.	59,000	242,682
#	Asia Securities Printing Co., Ltd.	43,000	451,636
	Asics Corp.	274,000	1,106,065
	Asti Corp.	29,000	336,771
	Atsugi Co., Ltd.	1,577,000	2,232,600
	Autobacs Seven Co., Ltd.	80,400	2,584,121
*	Azel Corp., Tokyo	557,000	1,001,684
	Bank of Iwate, Ltd.	50,000	2,625,789
	Bank of Okinawa, Ltd.	135,100	4,368,070
	Bank of Saga, Ltd.	418,000	1,619,380
#	Best Denki Co., Ltd.	811,000	3,522,039
	Biken Techno Corp.	42,500	360,604
	Bull Dog Sauce Co., Ltd.	12,000	155,768
	Bunka Shutter Co., Ltd.	129,000	637,966

1

#	Cabin Co., Ltd.	297,000	960,264
*	Catena Corp.	183,000	406,122
	Central Finance Co., Ltd.	545,000	2,137,459
#	Chiyoda Co., Ltd.	83,000	1,349,723
	Chodai Co. Ltd.	12,000	50,507
	Chofu Seisakusho Co., Ltd.	95,200	1,916,931
	Chudenko Corp.	179,460	2,935,495
	Chuetsu Pulp and Paper Co., Ltd.	719,000	1,994,548
*	Chugai Mining Co., Ltd.	952,500	555,792
	Chuo Gyorui Co., Ltd.	276,000	678,515
	Chuo Spring Co., Ltd., Nagoya	451,000	1,954,305
	Chuo Woollen Mills, Ltd.	30,000	80,065
	Cleanup Corp.	80,200	807,063
	Coca-Cola Central Japan Co., Ltd.	369	2,753,205
	Comsys Holdings Corp.	187,000	1,770,901
	Corona Corp.	159,900	2,722,613
	Credia Co., Ltd.	25,700	684,661
	Cresco, Ltd.	49,500	598,034
	CTI Engineering Co., Ltd.	86,700	633,622
	Daibiru Corp.	13,000	101,597
	Dai-Dan Co., Ltd.	320,000	2,311,077
#	Daido Kogyo Co., Ltd.	71,000	228,200
	Daido Steel Co., Ltd.	1,150,000	4,389,229
#	Daidoh, Ltd.	91,000	1,039,353
#	Daihen Corp.	264,000	659,116
	Daiho Corp.	367,000	933,824
	Dai-Ichi Jitsugyo Co., Ltd.	70,000	231,012
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	169,000	575,512
	Daiko Clearing Services Corp.	87,000	779,788
	Daiko Denshi Tsushin, Ltd.	14,000	33,346
*	Daikyo, Inc.	391,000	819,103
	Daimei Telecom Engineering Corp.	123,000	1,058,925
	Dainichi Co., Ltd.	119,600	741,351
	Daisyo Corp.	12,100	149,774
*	Daito Woolen Spinning & Weaving Co., Ltd., Tokyo	188,000	273,350
	Daiwa Industries, Ltd.	174,000	853,855
	Daiwa Kosho Lease Co., Ltd.	359,000	1,953,998
	Daiwabo Co., Ltd.	904,000	1,539,239
#	Daiwabo Information System Co., Ltd.	87,000	1,235,843
	Danto Corp.	184,000	783,241
	DC Co., Ltd.	194,000	660,647
	Denki Kogyo Co., Ltd.	135,000	759,327
	Denyo Co., Ltd.	165,000	1,420,509
	Descente, Ltd.	260,000	987,373
*	Dia Kensetsu Co., Ltd.	117,000	155,567
*	Dijet Industrial Co., Ltd.	53,000	157,672
	DMW Corp.	10,100	452,152
	DyDo Drinco, Inc.	56,100	1,813,832
#	Edion Corp.	389,375	4,573,871
	Edosawa Co., Ltd.	15,000	79,635
#	Eighteenth Bank, Ltd.	1,236,000	5,887,966
	Eikoh, Inc.	27,000	238,904
	Fine Sinter Co., Ltd.	84,000	287,660
* #	First Baking Co., Ltd.	369,000	843,610

2

	Foster Electric Co., Ltd.	60,000	571,073
*	Fuji Electric Construction Co., Ltd.	40,000	61,986
	Fuji Kiko Co., Ltd.	1,000	4,879
*	Fuji Titanium Industry Co., Ltd.	41,000	91,381
	Fujicco Co., Ltd.	73,000	1,117,276
	Fujikura Rubber, Ltd.	30,000	189,688
*	Fujitsu Access, Ltd.	126,000	812,359
	Fujitsu Business Systems, Ltd.	189,200	2,636,927
	Fujitsu Fronttec, Ltd.	125,200	1,916,204
	Fukuda Corp.	315,000	2,015,831
*	Furukawa Co., Ltd.	199,812	277,145
	Fuso Dentsu Co., Ltd.	27,000	129,137
	Fuso Lexel Inc.	101,000	769,045
	Fuso Pharmaceutical Industries, Ltd.	583,000	2,102,458
	Futaba Industrial Co., Ltd.	101,000	1,901,358
#	Gakken Co., Ltd.	703,000	1,647,551
*	Generas Corp.	121,000	1,157
	Global-Dining, Inc.	40,000	264,014
#	Godo Steel, Ltd.	434,000	1,648,154
*	Goldwin, Inc.	299,000	775,100
	Gourmet Kineya Co., Ltd.	120,000	1,087,048
*	Graphtec Corp.	72,000	126,727
	Gro-BeLS Co., Ltd.	557,000	836,512
*	GSI Creoss Corp.	32,000	72,240
	Gun-Ei Chemical Industry Co., Ltd.	353,000	1,529,644
	Gunze, Ltd.	80,000	371,150
	Haltec Corp.	123,000	274,144
	Happinet Corp.	39,900	664,873
	Harima Chemicals, Inc.	160,000	1,161,661
	Haruyama Trading Co., Ltd.	100,300	1,421,892
	Heiwado Co., Ltd.	92,000	1,309,508
	Hibiya Engineering, Ltd.	266,000	2,251,865
	Higashi-Nippon Bank, Ltd.	867,000	3,557,901
	Himaraya Co., Ltd.	15,000	55,385
#	Hisaka Works, Ltd.	88,000	908,284
	Hitachi Cable, Ltd.	275,000	1,183,757
#	Hitachi Kiden Kogyo, Ltd.	105,000	482,112
	Hitachi Koki Co., Ltd.	265,000	2,534,915
	Hitachi Kokusai Electric, Inc.	216,000	1,967,017
	Hitachi Medical Corp.	281,000	3,867,984
	Hitachi Metals Techno, Ltd.	53,500	199,077
	Hitachi Plant Engineering & Construction Co., Ltd.	727,000	3,560,589
	Hitachi Transport System, Ltd.	355,000	3,341,496
	Hochiki Corp.	38,000	166,482
	Hokkai Can Co., Ltd., Tokyo	409,000	1,353,683
	Hokkaido Coca Cola Bottling Co., Ltd.	184,000	1,191,582
	Hokko Chemical Industry Co., Ltd.	184,000	698,756
#	Hokuetsu Bank, Ltd.	1,255,000	2,821,169
	Hokuriku Electrical Construction Co., Ltd.	124,000	431,758
#	Homac Corp.	298,900	2,524,667
	Horipro, Inc.	97,500	886,024
* #	Howa Machinery, Ltd.	139,000	190,138
	Ichikawa Co., Ltd.	197,000	881,921
#	Ichikoh Industries, Ltd.	133,000	379,128

3

	Ichiyoshi Securities Co., Ltd.	82,000	905,185
	Idec Izumi Corp.	68,500	805,959
	Ihara Chemical Industry Co., Ltd.	318,000	1,058,580
	i-Logistics Corp.	139,000	359,001
	Imasen Electric Industrial Co., Ltd.	23,500	198,943
*	Impress Corp.	211	254,314
	Inaba Denki Sangyo Co., Ltd.	55,000	1,651,999
	Inabata and Co., Ltd., Osaka	155,000	1,349,244
	Ines Corp.	95,200	992,615
	ISE Chemicals Corp.	116,000	604,745
	Ishikawajima Construction Materials Co., Ltd.	127,000	454,352
	Ishikawajima Transport Machinery Co., Ltd.	84,000	258,733
	Ishizuka Glass Co., Ltd.	225,000	600,488
	Itochu Enex Co., Ltd.	541,300	3,598,656
	Itoham Foods, Inc.	557,000	2,823,895
#	Itoki Crebio Corp.	244,000	1,290,721
	Iwaki & Co., Ltd.	155,000	492,252
#	Iwasaki Electric Co., Ltd.	88,000	378,802
*	Iwatsu Electric Co., Ltd.	50,000	108,093
	Izumiya Co., Ltd.	598,000	4,164,377
	Jac Holdings Co., Ltd.	32,200	56,367
*	JAC Holdings Co., Ltd. Issue 05 When Issued	96,600	145,076
	Jaccs Co., Ltd.	311,000	2,136,005
	Jamco Corp.	17,000	86,187
	Japan Airport Terminal Co., Ltd.	174,000	1,789,267
*	Japan Bridge Corp.	31,000	47,149
	Japan Digital Laboratory Co., Ltd.	167,400	1,910,352
	Japan Foundation Engineering Co., Ltd.	189,000	1,245,657
	Japan Maintenance Co., Ltd.	52,300	542,311
	Japan Oil Transportation Co., Ltd.	194,000	588,272
#	Japan Pulp and Paper Co., Ltd.	1,007,000	3,554,458
* #	Japan Radio Co., Ltd.	953,000	3,290,922
	Japan Steel Tower Co., Ltd.	113,000	545,868
	Japan Steel Works, Ltd.	594,000	1,176,181
	Japan Storage Battery Co., Ltd.	181,000	386,101
#	Japan Transcity Corp.	287,000	1,185,996
	Japan Vilene Co., Ltd.	120,000	840,253
	Japan Wool Textile Co., Ltd.	338,000	2,499,273
	Jeans Mate Corp.	5,590	62,509
	JMS Co., Ltd.	245,000	944,471
	Joban Kosan Co., Ltd.	105,000	203,893
	J-Oil Mills, Inc.	367,000	1,439,353
#	Joshin Denki Co., Ltd.	381,000	1,578,085
	Jsp Corp.	25,300	324,055
	Juel Verite Ohkubo Co., Ltd	50,000	119,571
* #	Jujiya Co., Ltd.	265,000	268,701
	Juntendo Co., Ltd.	57,000	109,594
	K.R.S. Corp.	7,000	112,828
	Kagawa Bank, Ltd.	640,000	3,403,865
	Kagoshima Bank, Ltd.	559,000	3,919,524
	Kahma Co., Ltd.	162,200	1,869,629
	Kameda Seika Co., Ltd.	38,000	373,675
	Kamei Corp.	239,000	2,514,827
	Kanaden Corp.	210,000	1,305,720

4

	Kanamoto Co., Ltd.	185,000	1,075,952
	Kandenko Co., Ltd.	519,000	3,202,171
	Kanto Natural Gas Development Co., Ltd.	373,000	2,365,592
* #	Kanto Tsukuba Bank, Ltd.	110,200	729,466
	Kasai Kogyo Co., Ltd.	118,000	469,562
	Kasei (C.I.) Co., Ltd.	213,000	880,199
	Katakura Chikkarin Co., Ltd.	130,000	430,266
	Kato Sangyo Co., Ltd.	55,000	836,522
	Kato Works Co., Ltd.	321,000	985,661
*	Katsumura Construction Co., Ltd.	179,000	284,236
	Kawada Industries, Inc.	323,000	985,623
* #	Kawai Musical Instruments Manufacturing Co., Ltd.	104,000	183,050
*	Kawasaki Kasei Chemicals, Ltd.	225,000	361,584
#	Kawashima Textile Manufacturers, Ltd.	215,000	339,344
	Kawasho Gecoss Corp.	223,200	1,336,553
#	Kawasumi Laboratories, Inc.	126,000	916,013
	Keihanshin Real Estate Co., Ltd.	182,000	1,032,390
#	Keihin Co., Ltd.	101,000	258,925
	Keiiyu Co., Ltd.	48,100	648,756
* #	Keiyo Co., Ltd.	285,200	1,093,985
	Kinki Coca-Cola Bottling Co., Ltd.	321,000	3,254,831
	Kioritz Corp.	367,000	1,147,972
	Kishu Paper Co., Ltd.	525,000	1,104,840
#	Kitagawa Iron Works Co., Ltd.	123,000	287,086
	Kita-Nippon Bank, Ltd.	58,000	2,774,058
	Kitano Construction Corp.	480,000	1,138,703
#	Kitazawa Sangyo Co., Ltd.	134,000	455,041
	Koa Corp.	322,800	2,624,641
	Kodensha Co., Ltd.	66,000	251,904
	Koekisha Co., Ltd.	34,500	805,242
	Koike Sanso Kogyo Co., Ltd.	221,000	619,409
	Koito Industries, Ltd.	188,000	841,630
#	Kojima Co., Ltd.	211,000	2,785,345
*	Kokune Corp.	99,000	947
*	Kokusai Kogyo Co., Ltd.	243,000	839,133
	Komai Tekko, Inc.	223,000	729,539
	Komatsu Seiren Co., Ltd.	109,000	622,470
	Komatsu Wall Industry Co., Ltd.	21,200	378,006
	Komori Corp.	153,000	2,288,999
#	Konaka Co., Ltd.	148,890	2,207,571
	Kondotec, Inc.	35,000	317,390
	Konishi Co., Ltd.	123,200	1,243,314
	Kosaido Co., Ltd.	123,700	1,050,752
	Kosei Securities Co., Ltd.	138,000	294,375
#	Kumiai Chemical Industry Co., Ltd., Tokyo	533,000	1,483,671
	Kurabo Industries, Ltd.	1,995,000	5,057,155
#	Kurimoto, Ltd.	939,000	3,116,826
	Kuroganeya Co., Ltd.	53,000	229,156
#	Kurosaki Harima Corp.	245,000	759,327
	Kyodo Printing Co., Ltd.	623,000	3,081,031
#	Kyoei Sangyo Co., Ltd.	65,000	253,683
	Kyokuto Boeki Kaisha, Ltd.	171,000	567,601
	Kyokuto Kaihatsu Kogyo Co., Ltd.	198,400	2,190,105
	Kyosan Electric Manufacturing Co., Ltd.	400,000	1,381,289

5

	Kyowa Leather Cloth Co., Ltd.	131,800	800,583
	Kyudenko Corp.	453,000	2,604,295
*	Kyushu-Shinwa Holdings, Inc.	1,264,000	2,430,304
#	Laox Co., Ltd.	454,000	1,176,908
*	Lonseal Corp.	264,000	358,600
*	Look, Inc.	270,000	1,074,421
	Maeda Corp.	995,000	5,539,411
	Maeda Road Construction Co., Ltd.	596,000	4,851,693
	Maezawa Industries, Inc.	131,300	778,707
	Maezawa Kaisei Industries Co., Ltd.	39,800	723,359
	Maezawa Kyuso Industries Co., Ltd.	60,300	864,642
#	Makino Milling Machine Co., Ltd.	76,000	458,733
	Marubeni Construction Material Lease Co., Ltd.	30,000	78,917
	Marubeni Infotec Corp.	14,000	45,667
	Marubun Corp.	125,900	1,098,343
	Marudai Food Co., Ltd.	1,219,000	2,880,170
*	Maruei Department Store Co., Ltd.	295,000	888,894
	Marusan Securities Co., Ltd.	146,000	1,037,670
	Maruwa Co., Ltd.	33,100	607,604
	Maruwn Corp.	149,000	501,703
	Maruyama Manufacturing Co., Inc.	135,000	1,097,666
	Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment	20,000	127,033
	Maruzen Showa Unyu Co., Ltd.	576,000	2,093,744
	Maspro Denkoh Corp.	117,200	1,234,333
	Matsui Construction Co., Ltd.	170,000	894,394
* #	Matsuo Bridge Co., Ltd.	148,000	315,707
#	Matsuzakaya Co., Ltd.	268,000	1,368,969
*	Meiji Machine Co., Ltd.	126,000	195,255
	Meiwa Estate Co., Ltd.	210,300	2,554,821
	Meiwa Industry Co., Ltd.	62,000	239,009
	Mercian Corp.	1,169,000	3,019,227
*	Mesco, Inc.	21,000	79,147
	Michinoku Bank, Ltd.	122,000	627,855
	Mikuni Coca-Cola Bottling Co., Ltd.	302,600	2,880,113
	Mirai Group Co., Ltd.	109,000	264,836
*	Misawa Homes Holdings, Inc.	120,000	371,915
#	Mito Securities Co., Ltd.	219,000	1,005,548
	Mitsuba Corp.	312,000	2,686,053
* #	Mitsubishi Cable Industries, Ltd.	874,000	1,120,298
#	Mitsubishi Paper Mills, Ltd.	1,705,000	2,576,908
	Mitsubishi Pencil Co., Ltd.	111,000	1,061,795
	Mitsubishi Shindoh Co., Ltd.	53,000	134,350
	Mitsubishi Steel Manufacturing Co., Ltd.	209,000	363,861
	Mitsubishi Tokyo Financial Group, Inc.	0	5,202
	Mitsuboshi Belting, Ltd.	111,000	505,414
	Mitsui Home Co., Ltd.	104,000	570,040
*	Mitsui Mining Co., Ltd.	28,000	109,547
#	Mitsui Sugar Co., Ltd.	962,000	2,843,486
	Mitsui-Soko Co., Ltd.	294,000	1,048,996
	Mitsuuroko Co., Ltd.	107,000	743,084
#	Miyaji Engineering Group	249,175	731,746
	Miyazaki Bank, Ltd.	1,066,260	4,385,803
	Miyuki Keori Co., Ltd.	126,000	500,191

6

	Mizuno Corp.	773,000	3,549,263
	Mori Seiki Co., Ltd.	210,000	2,263,918
	Morita Corp.	130,000	807,059
	Morozoff, Ltd., Osaka	225,000	550,985
	Mory Industries, Inc.	136,000	541,190
#	Mos Food Services, Inc.	80,000	1,224,412
#	MR Max Corp.	262,100	962,755
*	Mutoh Industries, Ltd.	176,000	530,323
	Mutow Co., Ltd.	163,800	869,610
	Myojo Foods Co., Ltd.	67,000	499,263
	Nagano Bank, Ltd.	708,000	2,221,389
	Nagase & Co., Ltd.	284,000	2,890,530
*	Naigai Co., Ltd.	484,000	671,322
	Nakabayashi Co., Ltd.	228,000	708,820
*	Nakamichi Corp.	96,000	0
	Nakamuraya Co., Ltd.	4,000	14,425
*	Nakano Corp.	78,500	201,244
#	Nakayama Steel Works, Ltd.	351,000	1,520,978
#	Nakayo Telecommunications, Inc.	46,000	306,696
	Nanto Bank, Ltd.	225,000	1,213,889
#	NEC System Integration & Construction, Ltd.	302,000	2,836,847
#	Neturen Co., Ltd., Tokyo	291,000	2,210,197
#	Nichia Steel Works, Ltd.	262,200	1,424,618
	Nichiban Co., Ltd.	135,000	600,488
#	Nichimo Co., Ltd.	234,000	770,002
*	Nichimo Corp.	182,000	196,729
	Nichireki Co., Ltd.	194,000	818,385
	Nihon Dempa Kogyo Co., Ltd.	35,500	852,353
	Nihon Kagaku Sangyo Co., Ltd.	126,000	717,142
#	Nihon Matai Co., Ltd.	226,000	834,475
	Nihon Nohyaku Co., Ltd.	429,000	1,005,405
	Nihon Parkerizing Co., Ltd.	86,000	900,804
	Nihon Shokuh Kako Co., Ltd.	210,000	713,124
	Nihon Tokushu Toryo Co., Ltd.	60,000	423,570
	Nikko Co., Ltd., Akashi	259,000	941,458
	Nikko Travel Co., Ltd.	12,600	76,897
*	Nippei Toyama Corp.	236,000	632,103
	Nippo Corp.	533,000	3,869,782
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,385,000	3,603,597
	Nippon Broadcasting System, Inc.	59,600	3,819,782
	Nippon Carbon Co., Ltd.	54,000	114,157
#	Nippon Chemical Industrial Co., Ltd.	104,000	387,985
	Nippon Chemi-Con Corp.	131,000	724,297
	Nippon Chutetsukan KK	141,000	358,772
#	Nippon Concrete Industries Co., Ltd.	188,000	812,856
* #	Nippon Conveyor Co., Ltd.	129,000	199,904
	Nippon Densetsu Kogyo Co., Ltd.	458,000	2,497,226
	Nippon Denwa Shisetu Co., Ltd.	371,000	1,490,530
#	Nippon Felt Co., Ltd.	63,000	378,458
	Nippon Fine Chemical Co., Ltd.	150,000	790,606
	Nippon Formula Feed Manufacturing Co., Ltd.	35,000	67,964
#	Nippon Hume Corp.	180,000	642,242
* #	Nippon Kinzoku Co., Ltd.	57,000	135,221
#	Nippon Koei Co., Ltd., Tokyo	608,000	2,000,689

7

	Nippon Konpo Unyu Soko Co., Ltd.	196,000	2,159,862
* #	Nippon Koshuha Steel Co., Ltd.	204,000	329,788
*	Nippon Metal Industry Co., Ltd.	181,000	361,861
	Nippon Pigment Co., Ltd.	35,000	177,109
	Nippon Piston Ring Co., Ltd.	151,000	366,883
	Nippon Road Co., Ltd.	598,000	1,550,201
	Nippon Seisen Co., Ltd.	60,000	266,883
#	Nippon Sharyo, Ltd.	1,085,000	2,937,201
*	Nippon Shinpan Co., Ltd.	591,000	2,351,789
	Nippon Shinyaku Co., Ltd.	372,000	3,419,667
	Nippon Signal Co., Ltd.	69,000	383,480
	Nippon Soda Co., Ltd.	1,087,000	3,639,277
	Nippon Synthetic Chemical Industry Co., Ltd.	690,000	2,230,916
	Nippon Systemware Co., Ltd.	87,200	638,110
	Nippon Tungsten Co., Ltd.	142,000	384,408
	Nippon Valqua Industries, Ltd.	153,000	458,093
*	Nippon Yakin Kogyo Co., Ltd.	131,000	780,687
#	Nishimatsu Construction Co., Ltd.	387,000	1,502,984
	Nishishiba Electric Co., Ltd.	96,000	201,110
	Nissei Plastic Industrial Co., Ltd.	136,000	1,140,922
*	Nisseki House Industry Co., Ltd.	180,000	0
#	Nisshin Fire & Marine Insurance Co., Ltd.	72,000	290,645
#	Nisshin Fudosan Co., Ltd.	54,800	631,138
	Nisshinbo Industries, Inc.	227,000	1,832,676
	Nissho Electronics Corp.	98,400	757,720
*	Nissho Iwai-Nichmen Holdings Corp.	327,800	1,743,417
	Nissin Corp.	213,000	649,962
	Nissin Electric Co., Ltd.	371,000	1,220,815
	Nissin Sugar Manufacturing Co., Ltd.	384,000	962,388
	Nissui Pharmaceutical Co., Ltd.	77,000	519,275
	Nittan Co., Ltd.	42,000	127,760
	Nittan Valve Co., Ltd.	70,000	533,671
	Nittetsu Mining Co., Ltd.	586,000	2,572,929
	Nitto Boseki Co., Ltd.	1,581,000	3,433,011
	Nitto Electric Works, Ltd.	54,200	583,270
	Nitto FC Co., Ltd.	123,000	800,077
	Nitto Flour Milling Co., Ltd.	262,000	812,015
	Nitto Seiko Co., Ltd.	54,000	162,713
*	Nittoc Construction Co., Ltd.	106,000	231,184
	Noda Corp.	61,300	375,869
	Nohmi Bosai, Ltd.	226,000	1,297,111
#	Nomura Co., Ltd.	70,000	316,051
*	Nomura Co., Ltd. Issue 05 When Issued	70,000	296,298
#	Noritsu Koki Co., Ltd.	124,900	2,706,127
	Noritz Corp.	73,000	1,235,986
	Obayashi Road Corp.	287,000	848,316
	Odakyu Construction Co., Ltd.	40,000	126,650
*	Ohki Corp.	128,000	0
	Oita Bank, Ltd.	898,000	5,643,639
	Okabe Co., Ltd.	128,000	764,033
	Oki Electric Cable Co., Ltd.	87,000	542,606
*	OKK Corp.	149,000	350,622
* #	Okuma and Howa Machinery, Ltd.	164,000	478,477
	Okumura Corp.	479,000	3,019,524

8

#	Okura Industrial Co., Ltd.	164,000	1,189,133
	O-M, Ltd.	36,000	122,939
*	Omikenshi Co., Ltd.	396,000	454,563
	Oriental Construction Co., Ltd.	171,200	930,186
	Original Engineering Consultants Co., Ltd.	20,000	89,918
	Osaka Securities Finance Co., Ltd.	85,000	308,973
#	Osaka Steel Co., Ltd.	296,400	4,034,601
	Oyo Corp.	174,900	2,029,402
	P.S. Mitsubishi Construction Co., Ltd.	174,600	769,950
#	Pacific Industrial Co., Ltd.	166,000	832,064
	PanaHome Corp.	364,000	2,103,080
	Parco Co., Ltd.	121,000	772,020
*	Penta-Ocean Construction Co., Ltd.	79,000	137,536
	Piolax, Inc.	81,300	1,889,793
	Pocket Card Co., Ltd.	11,600	210,385
#	Pokka Corp.	230,000	1,287,067
	Posful Corp.	63,500	366,883
	Raito Kogyo Co., Ltd.	414,800	1,928,380
	Rengo Co., Ltd.	135,000	667,639
*	Renown D’urban Holdings, Inc.	187,760	1,948,724
	Rheon Automatic Machinery Co., Ltd.	174,000	619,170
	Rhythm Watch Co., Ltd.	208,000	447,676
	Ricoh Elemex Corp.	117,000	696,135
	Rikei Corp.	82,000	283,164
	Riken Electric Wire Co., Ltd.	25,000	55,003
	Riken Technos Corp.	210,000	968,242
	Riken Vitamin Co., Ltd.	51,000	1,468,433
	Roland Corp.	59,200	1,113,893
	Royal Co., Ltd.	68,000	861,871
	Ryoden Trading Co., Ltd.	318,000	2,184,083
	Ryosan Co., Ltd.	209,500	5,200,426
#	Ryoyo Electro Corp.	237,300	3,631,911
#	S Foods, Inc.	56,500	433,992
	Sagami Co., Ltd.	181,000	701,215
	Sakai Chemical Industry Co., Ltd.	559,000	2,572,020
	Sakai Heavy Industries, Ltd.	261,000	736,512
#	Sakata Seed Corp.	384,500	5,292,668
*	Sakurada Co., Ltd.	36,000	67,151
	Sala Corp.	121,000	662,062
	San In Godo Bank, Ltd.	347,000	3,143,381
	San-Ai Oil Co., Ltd.	731,000	3,286,493
#	Sanix, Inc.	151,500	1,037,632
	Sankei Building Co., Ltd.	404,000	2,504,228
	Sanki Engineering Co., Ltd.	576,000	4,573,178
	Sanko Co., Ltd.	49,000	345,915
	Sanko Metal Industrial Co., Ltd., Tokyo	85,000	197,580
	Sankyo Seiko Co., Ltd.	104,000	479,510
	Sanoh Industrial Co., Ltd.	110,000	787,067
	Sanritsu Corp.	27,700	242,448
	Sanshin Electronics Co., Ltd.	232,000	1,952,937
*	Sansui Electric Co., Ltd.	232,000	62,139
	Sanyo Denki Co., Ltd.	189,000	931,079
	Sanyo Engineering & Construction, Inc.	146,000	768,127
	Sanyo Industries, Ltd., Tokyo	159,000	463,889

9

#	Sanyo Special Steel Co., Ltd.	1,172,000	2,959,709
*	Sasebo Heavy Industries Co., Ltd., Tokyo	301,000	420,375
*	Sata Construction Co., Ltd., Gumma	106,000	127,760
	Sato Shoji Corp.	83,000	686,771
	Satori Electric Co., Ltd.	31,560	458,879
	Seibu Electric Industry Co., Ltd.	142,000	785,116
#	Seika Corp.	75,000	195,141
*	Seikitokyu Kogyo Co., Ltd.	376,000	553,893
	Seiren Co., Ltd.	28,000	231,949
	Sekisui Jushi Co., Ltd.	332,000	2,219,897
	Sekisui Plastics Co., Ltd.	578,000	2,305,586
	Sekonic Corp.	43,000	113,115
	Senko Co., Ltd.	180,000	705,950
	Senshukai Co., Ltd.	88,000	773,599
	Shaddy Co., Ltd.	119,100	1,228,140
	Shibusawa Warehouse Co., Ltd.	466,000	1,368,491
	Shibuya Kogyo Co., Ltd.	60,100	546,155
	Shiga Bank, Ltd.	246,000	1,520,145
*	Shikibo, Ltd.	700,000	970,920
	Shikoku Coca-Cola Bottling Co., Ltd.	179,900	2,538,287
	Shimizu Bank, Ltd.	69,700	3,500,335
	Shin Nippon Air Technologies Co., Ltd.	154,920	1,243,332
	Shinagawa Refractories Co., Ltd.	337,000	1,231,433
* #	Shindengen Electric Manufacturing Co., Ltd.	481,000	1,661,001
	Shinki Co., Ltd.	261,200	2,363,643
	Shinko Shoji Co., Ltd.	120,000	925,196
	Shinmaywa Industries, Ltd.	839,000	3,980,716
	Shiraishi Corp.	36,000	58,542
	Shizuki Electric Co., Inc.	62,000	187,412
* #	Sho-Bond Corp.	165,400	1,422,370
	Shobunsha Publications, Inc.	111,700	1,620,900
	Shoei Foods Corp.	85,000	543,954
	Showa Aircraft Industry Co., Ltd.	147,000	1,089,774
#	Showa Electric Wire & Cable Co., Ltd., Kawasaki	1,504,000	2,100,478
	Showa Highpolymer Co., Ltd.	333,000	1,095,772
	Showa Sangyo Co., Ltd.	146,000	407,806
	Showa Tansan Co., Ltd.	148,000	553,549
	Silver Ox Inc.	49,000	116,711
	Simree Co., Ltd.	68,600	303,824
	Sinanen Co., Ltd.	330,000	1,698,297
	Sintokogio, Ltd., Nagoya	349,000	2,583,949
	Snow Brand Seed Co., Ltd.	48,000	229,118
	SNT Corp.	148,000	856,514
	Soda Nikka Co., Ltd.	154,000	525,904
	Sofmap Co., Ltd.	65,800	318,489
#	Software Research Associates, Inc.	15,500	406,997
*	Sokkisha Co., Ltd.	90,000	281,519
	Somar Corp.	81,000	281,261
	Sonton Food Industry Co., Ltd.	55,000	673,426
	Sotoh Co., Ltd.	26,000	494,930
	Space Co., Ltd.	31,440	330,821
	Starzen Corp.	122,000	359,441
	Subaru Enterprise Co., Ltd.	152,000	503,080
#	Sugimoto & Co., Ltd.	52,900	860,245

10

	Suminoe Textile Co., Ltd.	482,000	1,051,234
	Sumitomo Densetsu Co., Ltd.	218,300	1,138,067
	Sumitomo Osaka Cement Co., Ltd.	845,000	2,279,415
	Sumitomo Pipe & Tube Co., Ltd.	200,000	922,135
	Sumitomo Precision Products Co., Ltd., Amagasaki City	230,000	996,652
	Sumitomo Seika Chemicals Co., Ltd.	10,000	31,376
#	Sumitomo Warehouse Co., Ltd.	846,000	4,750,354
	Sun Wave Corp.	275,000	1,146,929
	SunTelephone Co., Ltd.	209,000	1,385,470
*	Suzutan Co., Ltd.	11,200	79,388
#	SXL Corp.	511,000	972,728
	Tabai Espec Corp.	22,000	244,538
	Tachikawa Corp.	79,600	517,773
	Tachi-S Co., Ltd.	99,700	1,410,525
	Tadano, Ltd.	281,000	1,357,423
	Taihei Dengyo Kaisha, Ltd.	310,000	1,912,665
*	Taihei Kogyo Co., Ltd.	78,000	290,243
* #	Taiheiyo Kouhatsu, Inc.	320,000	651,999
	Taiho Kogyo Co., Ltd.	174,800	1,904,507
	Taikisha, Ltd.	60,000	874,689
	Taisei Rotec Corp.	563,000	1,292,520
	Takada Kiko Co., Ltd.	140,000	866,463
	Takagi Securities Co., Ltd.	298,000	1,057,566
	Takano Co., Ltd.	13,900	221,650
*	Takaoka Electric Manufacturing Co., Ltd., Tokyo	117,000	257,413
*	Taka-Q Co., Ltd.	96,000	286,512
	Takara Standard Co., Ltd.	319,000	2,059,738
	Takasago Thermal Engineering Co., Ltd.	595,000	4,257,318
	Takigami Steel Construction Co., Ltd.	115,000	880,046
	Takiron Co., Ltd.	199,000	961,307
#	Takuma Co., Ltd.	173,000	1,441,391
	Tamura Corp.	555,000	2,245,695
	Tanseisha Co., Ltd.	15,000	66,147
#	Tasaki Shinju Co., Ltd.	234,000	991,601
	Tatsuta Electric Wire & Cable Co., Ltd.	449,000	1,060,867
	Tayca Corp.	322,000	1,025,694
* #	Teac Corp.	348,000	605,854
	Techno Ryowa, Ltd.	61,700	430,849
	Teikoku Hormone Manufacturing Co., Ltd.	158,000	1,647,408
	Teikoku Tsushin Kogyo Co., Ltd.	142,000	616,683
#	Tekken Corp.	1,099,000	2,060,494
	Ten Allied Co., Ltd.	67,900	272,795
	Tenma Corp.	223,700	4,504,386
	Teraoka Seisakusho Co., Ltd.	75,200	770,415
#	Tetra Co., Ltd., Tokyo	116,000	505,988
*	The Daito Bank, Ltd.	58,000	111,517
	The Nisshin Oillio Group, Ltd.	520,000	2,765,640
#	Tigers Polymer Corp.	126,000	814,769
*	Titan Kogyo KK	131,000	324,555
	Toa Corp.	1,216,000	2,803,291
	Toa Doro Kogyo Co., Ltd.	320,000	1,147,886
* #	Toabo Corp.	134,000	170,480
	Toagosei Co., Ltd.	419,693	1,509,514
	TOC Co., Ltd.	117,000	1,029,654

11

	Tochigi Bank, Ltd.	848,000	4,948,154
	Tochigi Fuji Industrial Co., Ltd.	241,000	689,296
	Toda Corp.	976,000	4,808,112
	Toda Kogyo Corp.	243,000	1,250,564
	Todentu Corp.	247,000	782,064
	Toenec Corp.	678,000	3,333,576
	Tohcello Co., Ltd.	92,000	531,548
	Toho Bank, Ltd.	169,000	706,457
	Toho Real Estate Co., Ltd.	309,000	1,386,273
	Toho Zinc Co., Ltd.	111,000	345,083
#	Tohoku Bank, Ltd.	76,000	207,920
	Tohoku Misawa Homes Co., Ltd.	127,900	469,807
	Tohoku Pioneer Corp.	138,000	2,448,728
	Tohoku Telecommunications Construction Co., Ltd.	55,000	525,062
	Tohto Suisan Co., Ltd.	117,000	414,100
	Tokai Carbon Co., Ltd.	301,000	1,209,298
*	Tokai Kanko Co., Ltd.	141,000	52,602
	Tokai Konetsu Kogyo Co., Ltd.	29,000	134,264
*	Tokai Lease Co., Ltd.	134,000	362,751
	Tokai Senko KK, Nagoya	118,000	274,287
	Tokai Tokyo Securities Co., Ltd.	436,000	1,501,435
	Toko Electric Corp.	131,000	803,243
	Toko, Inc.	791,000	2,549,904
	Tokushima Bank, Ltd.	54,000	371,915
	Tokushu Paper Manufacturing Co., Ltd.	324,000	1,562,043
	Tokyo Biso Kogyo Corp.	46,000	404,821
	Tokyo Denpa Co., Ltd.	3,500	46,671
	Tokyo Dome Corp.	838,000	4,336,694
	Tokyo Energy & Systems, Inc.	241,000	1,267,936
*	Tokyo Rope Manufacturing Co., Ltd.	1,141,000	2,368,443
	Tokyo Sangyo Co., Ltd.	175,500	726,913
	Tokyo Soir Co., Ltd.	135,000	445,523
	Tokyo Style Co., Ltd.	30,000	344,366
	Tokyo Theatres Co., Inc., Tokyo	11,000	21,150
#	Tokyotokeiba Co., Ltd.	319,000	668,271
	Tokyu Recreation Corp.	7,000	39,573
	Tokyu Store Chain Corp.	110,000	553,472
	Toli Corp.	409,000	1,075,904
	Tomato Bank, Ltd.	273,000	762,541
	Tomoe Corp.	113,000	497,226
	Tomoku Co., Ltd.	339,000	959,862
#	Tonami Transportation Co., Ltd.	664,000	2,267,534
	Topre Corp.	110,000	882,820
	Torigoe Co., Ltd.	78,000	450,660
	Torishima Pump Manufacturing Co., Ltd., Osaka	167,000	1,025,579
	Toshiba Plant Kensetsu Co., Ltd.	152,000	834,590
	Tosho Printing Co., Ltd.	399,000	1,480,888
	Totenko Co., Ltd.	118,000	435,699
	Totetsu Kogyo Co., Ltd.	230,000	952,650
*	Totoku Electric Co., Ltd., Tokyo	199,000	445,437
* #	Towa Real Estate Development Co., Ltd.	123,500	447,738
	Toyo Bussan Co., Ltd.	60,100	590,997
*	Toyo Communication Equipment Co., Ltd.	77,000	374,173
	Toyo Electric Co., Ltd.	41,000	176,095

12

	Toyo Ink Manufacturing Co., Ltd.	221,000	909,030
*	Toyo Kanetsu KK	240,000	424,718
	Toyo Kohan Co., Ltd.	707,000	3,036,570
	Toyo Wharf & Warehouse Co., Ltd.	346,000	784,408
	Toyoda Machine Works, Ltd.	351,000	3,616,099
	Tsubakimoto Kogyo Co., Ltd.	15,000	42,328
#	Tsudakoma Corp.	417,000	1,324,316
	Tsugami Corp.	222,000	828,200
	Tsukamoto Co., Ltd.	49,000	108,274
	Tsukishima Kikai Co., Ltd.	297,000	2,613,736
	Tsurumi Manufacturing Co., Ltd.	168,000	1,428,659
	Tsutsumi Jewelry Co., Ltd.	14,900	401,220
	Tsutsunaka Plastic Industry Co., Ltd.	284,958	1,512,834
	Tsuzuki Denki Co., Ltd.	157,000	612,742
#	Tsuzuki Densan Co., Ltd.	67,500	403,554
	TYK Corp.	279,000	880,716
	U.Store Co., Ltd.	63,700	563,636
	Ube Material Industries, Ltd.	198,000	573,886
	Uchida Yoko Co., Ltd.	311,000	1,496,394
	Ueki Corp.	211,000	585,326
	U-Shin, Ltd.	169,000	1,361,182
	Vital-Net, Inc.	9,300	72,503
#	Wakachiku Construction Co., Ltd.	459,000	1,163,526
	Wakodo Co., Ltd.	2,600	144,251
	Yahagi Construction Co., Ltd.	41,000	158,447
	Yamagata Bank, Ltd.	555,000	2,691,649
	Yamaichi Electronics Co., Ltd.	56,600	655,118
	Yamamura Glass Co., Ltd.	808,000	2,272,355
	Yamanashi Chuo Bank, Ltd.	361,000	2,220,423
	Yamatake Corp.	265,400	3,239,434
*	Yamatane Corp.	132,000	223,493
	Yamato Corp.	58,000	336,771
	Yamato International, Inc.	72,000	458,006
	Yamato Kogyo Co., Ltd.	96,000	1,300,325
	Yamaura Corp.	127,500	362,230
#	Yasuda Warehouse Co., Ltd.	163,700	1,258,990
	Ye Data, Inc.	34,000	114,157
	Yellow Hat, Ltd., Tokyo	133,500	1,204,233
	Yodogawa Steel Works, Ltd.	869,000	5,020,815
	Yokogawa Bridge Corp.	290,000	2,088,866
#	Yokohama Reito Co., Ltd.	319,000	2,450,325
	Yondenko Corp.	224,650	1,332,342
	Yonex Co., Ltd.	99,000	1,012,349
	Yorozu Corp.	54,200	513,277
	Yuasa Funashoku Co., Ltd.	324,000	923,589
*	Yuken Kogyo Co., Ltd.	55,000	183,088
	Yuki Gosei Kogyo Co., Ltd.	135,000	524,297
	Yuraku Real Estate Co., Ltd.	351,000	1,494,117
	Yurtec Corp.	552,000	3,136,484
#	Yushiro Chemical Industry Co., Ltd.	31,000	682,036
TOTAL COMMON STOCKS (Cost $626,052,889)			807,882,204

13

INVESTMENT IN CURRENCY — (0.6%)
*	Japanese Yen		19,215,212
(Cost $19,107,882)
TOTAL — JAPAN (Cost $645,160,771)			827,097,416

UNITED KINGDOM — (19.5%)
COMMON STOCKS — (19.0%)
	4imprint P.L.C.	194,691	886,915
	600 Group P.L.C.	377,511	515,200
	Abbeycrest P.L.C.	114,547	124,400
	Aberdeen Asset Management P.L.C.	1,811,232	4,090,719
	AGA Food Service Group P.L.C.	1,617,973	9,228,895
	Aggregate Industries P.L.C.	1	3
*	Airflow Streamlines P.L.C.	19,305	21,708
	Airsprung Furniture Group P.L.C.	33,086	25,121
	Alexandra P.L.C.	332,427	725,237
	Alphameric P.L.C.	849,364	1,273,433
	Alumasc Group P.L.C.	193,081	671,747
*	Amberley Group P.L.C.	71,000	16,377
	Anglo Eastern Plantations P.L.C.	214,043	763,190
	Anglo Pacific Group P.L.C.	497,334	1,190,160
*	Anite Group P.L.C.	656,160	794,581
*	API Group P.L.C.	335,850	1,097,443
*	Applied Optical Technologies P.L.C.	452,337	278,227
*	ARC International P.L.C.	1,738,849	1,353,644
*	Arena Leisure P.L.C.	645,000	505,214
*	Argonaut Games, Ltd.	493,000	29,613
	Armour Group P.L.C.	225,000	320,038
	Arriva P.L.C.	112,920	1,183,462
*	Ashtead Group P.L.C.	2,183,506	3,882,253
	Ashtenne Holdings P.L.C.	213,611	1,755,284
*	Aston Villa P.L.C.	15,100	94,039
	Atrium Underwriting P.L.C.	360,877	1,432,409
	Austin Reed Group P.L.C.	178,581	437,656
	Autologic Holdings P.L.C.	324,214	1,900,725
	Avesco P.L.C.	56,789	144,633
	Avon Rubber P.L.C.	273,244	1,200,120
	Baggeridge Brick P.L.C.	349,384	1,309,560
*	Baltimore Technologies P.L.C.	2,814	93,209
	Beale P.L.C.	96,298	151,781
	Beattie (James) P.L.C.	438,830	1,029,067
*	Bede P.L.C.	283,000	288,304
	Belhaven Brewery Group P.L.C.	33,181	308,371
	Bellway P.L.C.	150,000	2,538,682
*	Berkeley Technology, Ltd.	222,520	41,702
*	Biocompatibles International P.L.C.	79,763	413,188
	Bizspace P.L.C.	34,782	32,760
	Black Arrow Group P.L.C.	35,000	43,056
	Blacks Leisure Group P.L.C.	5,018	47,407
	Body Shop International P.L.C.	4,923	19,257
	Bodycote International P.L.C.	3,714,969	13,049,693

14

	Boot (Henry) P.L.C.	173,704	1,552,568
	Bovis Homes Group P.L.C.	926,748	12,130,997
	Brammer P.L.C.	242,432	806,165
	Brewin Dolphin Holdings P.L.C.	272,000	653,532
	Bristol Water Group P.L.C.	148,168	1,818,457
	Britannic P.L.C.	1,034,026	9,570,078
	British Polythene Industries P.L.C.	255,166	1,782,851
	British Vita P.L.C.	2,043,236	13,353,195
	Brown (N) Group P.L.C.	2,421,637	6,237,371
	BSS Group P.L.C.	83,203	1,747,222
*	BTG P.L.C.	239,400	445,208
	Caffyns P.L.C.	21,866	386,674
*	Cambridge Antibody Technology Group P.L.C.	122,700	1,615,559
*	Cape P.L.C.	237,482	764,598
	Capital & Regional P.L.C.	791,539	10,574,135
*	Carbo P.L.C.	34,200	4,109
	Carclo P.L.C.	501,604	621,883
	Carr’s Milling Industries P.L.C.	61,937	699,432
	Castings P.L.C.	340,099	1,278,026
	Chapelthorpe P.L.C.	1,312,145	504,428
*	Chorion P.L.C.	2,920	15,519
	Churchill China P.L.C.	53,181	239,199
	City North Group P.L.C.	171,297	765,527
*	City of London Group P.L.C.	34,000	34,637
	Clinton Cards P.L.C.	292,245	589,826
*	CLS Holdings P.L.C.	740,909	6,479,836
	Colefax Group P.L.C.	96,000	187,294
* #	Colt Telecom Group P.L.C.	1,276,598	1,355,733
	Communisis P.L.C.	1,372,780	3,311,558
	Compel Group P.L.C.	137,000	259,385
*	Cookson Group P.L.C.	4,545,789	3,058,194
	Coral Products P.L.C.	102,000	54,897
*	Corporate Services Group P.L.C.	1,423,456	335,172
	Cosalt P.L.C.	92,674	610,998
	Country & Metropolitan P.L.C.	67,201	320,989
	Courts P.L.C.	381,726	99,054
	Cox Insurance Holdings P.L.C.	1,245,190	1,962,624
*	Cradley Group Holdings P.L.C.	38,466	10,351
*	Creightons P.L.C.	250,000	21,024
	Crest Nicholson P.L.C.	650,741	4,975,149
	Creston P.L.C.	40,400	121,530
	Cropper (James) P.L.C.	38,601	123,167
	Daejan Holdings P.L.C.	126,039	7,049,944
*	Dana Petroleum P.L.C.	448,349	4,438,244
	Dart Group P.L.C.	229,376	1,598,246
*	Dawson International P.L.C.	502,194	127,901
	Delta P.L.C.	1,282,942	2,539,990
	Derwent Valley Holdings P.L.C.	628,052	13,532,840
	Development Securities P.L.C.	398,531	3,650,167
	DeVere Group P.L.C.	724,615	7,587,388
*	Dimension Data Holdings P.L.C.	2,992,147	2,113,625
	Diploma P.L.C.	70,000	928,399
*	Dowding & Mills P.L.C.	862,770	203,151
	DRS Data Research Services P.L.C.	51,000	42,643

15

	DTZ Holdings P.L.C.	113,023	475,772
	Dyson Group P.L.C.	150,000	1,135,992
	East Surrey Holdings P.L.C.	445,684	3,640,858
*	Easyjet P.L.C.	2,217,691	9,910,869
*	Easynet Group P.L.C.	71,000	128,284
	Eleco P.L.C.	68,900	41,717
	Electronic Data Processing P.L.C.	271,803	436,243
*	Elementis P.L.C.	2,734,692	2,641,388
*	Emerald Energy P.L.C.	74,090	296,930
*	Emess P.L.C.	2,282,539	466,160
	Ennstone P.L.C.	1,590,697	1,352,971
*	Enodis P.L.C.	718,000	1,569,870
*	Entertainment Rights P.L.C.	2,797,560	1,088,910
	Erinaceous Group P.L.C.	371,424	1,688,452
*	Eurodis Electron P.L.C.	2,531,550	170,311
*	European Colour P.L.C.	185,000	59,563
	European Motor Holdings P.L.C.	271,675	1,318,557
	Fenner P.L.C.	272,000	721,499
*	Ferguson International Holdings P.L.C.	88,836	40,981
	Ferraris Group P.L.C.	493,846	887,546
*	Fibernet Group P.L.C.	403,764	803,259
*	FII Group P.L.C.	104,900	13,610
	Filtronic P.L.C.	388,560	1,883,983
*	Financial Objects P.L.C.	139,000	138,933
	First Technology P.L.C.	413,120	3,061,176
	Fisher (James) & Sons P.L.C.	255,000	1,465,545
	FKI P.L.C.	667,689	1,504,786
	Fortress Holdings P.L.C.	200,000	52,859
	Freeport P.L.C.	432,204	3,260,740
	Fuller, Smith & Turner P.L.C. Series A	98,790	1,661,532
	Fulmar P.L.C.	107,500	185,968
	Future Network P.L.C.	669,770	1,100,727
	Galliford Try P.L.C.	646,740	789,389
	Game Group P.L.C.	2,545,309	3,277,955
*	Garton Engineering P.L.C.	6,000	0
*	Gaskell P.L.C.	40,000	2,499
	GB Group P.L.C.	707,131	485,919
*	Georgica P.L.C.	124,719	182,194
*	Gladstone P.L.C.	158,000	88,073
	Gleeson (M.J.) Group P.L.C.	410,872	2,179,733
*	Global Natural Energy P.L.C.	60,517	152,965
	Goodwin P.L.C.	5,000	30,082
	Great Portland Estates P.L.C.	1,413,005	9,146,165
	Greene King P.L.C.	161,379	3,840,214
*	Greenwich Resources P.L.C.	312,000	17,991
	Guiness Peat Group P.L.C.	530,152	896,749
*	Gyrus Group P.L.C.	789,261	3,625,820
	Halstead (James) Group P.L.C.	79,267	857,043
*	Hampson Industries P.L.C.	481,250	277,511
*	Hampton Trust P.L.C.	200,491	5,299
	Hardy Underwriting Group P.L.C.	212,395	896,121
	Hardys & Hansons P.L.C.	200,111	2,461,720
*	Harvey Nash Group P.L.C.	100,000	165,305
*	Hawtin P.L.C.	150,000	36,761

16

	Haynes Publishing Group P.L.C.	25,591	184,462
	Helical Bar P.L.C.	135,403	3,090,649
*	Heywood Williams Group P.L.C.	885,102	1,582,210
	Highbury House Communications P.L.C.	2,726,216	510,920
	Highway Insurance Holdings P.L.C.	1,815,945	1,483,472
	Hill & Smith Holdings P.L.C.	74,890	219,524
	Hiscox P.L.C.	3,442,354	11,794,317
	Hit Entertainment P.L.C.	1,029,800	4,968,375
	Hitachi Capital (UK) P.L.C.	150,432	722,883
*	Homestyle Group P.L.C.	431,208	953,174
	House of Fraser P.L.C.	1,396,407	3,100,143
	Hunting P.L.C.	805,904	3,222,066
	IFX Group P.L.C.	204,779	458,563
	Incepta Group P.L.C.	1,182,916	1,398,353
	Infast Group P.L.C.	841,899	335,788
*	Intec Telecom Systems P.L.C.	462,054	672,765
	Intelek P.L.C.	555,250	129,407
	Intserve P.L.C.	145,032	959,678
	Inveresk P.L.C.	756,409	203,551
*	Jarvis Porter Group P.L.C.	101,000	16,502
	JJB Sports P.L.C.	595,749	2,393,301
	JKX Oil and Gas P.L.C.	581,306	1,698,385
	John David Group P.L.C.	45,672	226,055
	Johnson Service Group P.L.C.	37,000	321,816
*	Kalamazoo Computer Group P.L.C.	12,200	410
	KBC Advanced Technologies P.L.C.	574,472	391,999
*	Kewill Systems P.L.C.	60,000	74,964
	Kiln P.L.C.	1,253,377	2,132,125
	Kingston Communications P.L.C.	2,984,965	3,958,914
*	Knowledge Support Systems Group P.L.C.	136,000	2,091
	Laing (John) P.L.C.	218,500	1,040,526
	Laird Group P.L.C.	216,800	1,358,516
	Lambert Howarth Group P.L.C.	184,286	1,222,079
*	Lamont Holdings P.L.C.	100,000	1,201
*	Laura Ashley Holdings P.L.C.	517,800	121,923
	Lavendon Group P.L.C.	351,347	1,026,520
*	Leeds Group P.L.C.	241,639	60,381
	Linton Park P.L.C.	40,500	389,625
	Litho Supplies P.L.C.	107,000	143,969
	London Industrial P.L.C.	191,429	8,772,062
	London Merchant Securities P.L.C.	2,475,313	10,812,391
	Lookers P.L.C.	203,811	1,277,124
	Low & Bonar P.L.C.	866,657	2,098,967
	Luminar P.L.C.	907,904	8,952,514
	Lupus Capital P.L.C.	1,125,000	329,769
	Macfarlane Group P.L.C.	1,047,484	760,067
	Macro 4 P.L.C.	44,820	233,038
	Mallett P.L.C.	104,602	543,870
	Management Consulting Group P.L.C.	1,273,000	1,413,084
	Manganese Bronze Holdings P.L.C.	105,064	459,434
	Marlborough Stirling P.L.C.	404,000	217,434
*	Marylebone Warwick Balfour Group P.L.C.	790,303	1,427,938
	Mayborn Group P.L.C.	50,000	280,634
*	Mayflower Corp. P.L.C.	1,809,000	234,709

17

	McAlpine (Alfred) P.L.C.	1,204,741	7,132,342
	McKay Securities P.L.C.	320,136	1,593,757
*	Medical Solutions P.L.C.	67,777	11,074
*	Medisys P.L.C.	800,000	61,124
	Merrydown P.L.C.	94,172	302,292
	Mersey Docks & Harbour Co. P.L.C.	575,409	10,783,730
	Metalrax Group P.L.C.	200,000	319,077
	Mice Group P.L.C.	510,721	382,857
*	Microgen P.L.C.	1,024,548	1,348,996
*	Mid-States P.L.C.	50,000	14,416
	Minerva P.L.C.	1,381,242	7,201,571
	Molins P.L.C.	101,360	307,830
*	Montpellier Group P.L.C.	14,000	9,553
*	Morgan Crucible Company P.L.C.	1,758,048	6,319,170
	Morse P.L.C.	101,664	220,817
	Moss Brothers Group P.L.C.	450,000	1,057,424
	Mothercare P.L.C.	467,676	2,867,632
	Mowlem (John) & Co. P.L.C.	1,607,662	6,273,047
	MS International P.L.C.	119,401	185,901
	MSB International P.L.C.	173,435	235,025
	Mtl Instruments Group P.L.C.	54,900	274,368
	Mucklow (A & J) Group P.L.C.	360,418	2,771,113
*	Music Choice Europe P.L.C.	191,633	42,360
* #	My Travel Group P.L.C.	3,336,000	365,501
*	Ncipher P.L.C.	204,892	955,046
	Nestor Healthcare Group P.L.C.	870,287	2,141,215
*	Nettec P.L.C.	220,000	7,929
*	New Avesco P.L.C.	56,789	93,329
	Nichols P.L.C.	48,000	172,071
*	Noble Investments (UK) P.L.C.	300	285
	Northamber P.L.C.	112,677	256,650
*	NSB Retail P.L.C.	1,895,000	1,056,319
*	NXT P.L.C.	48,000	63,200
	Owen (H.R.) P.L.C.	89,434	391,086
	Oxford Instruments P.L.C.	269,240	1,234,286
*	Pace Micro Technology P.L.C.	616,176	426,378
	Panther Securities P.L.C.	45,000	261,653
	Parity Group P.L.C.	420,000	70,639
	Partridge Fine Arts P.L.C.	33,000	46,939
	Pendragon P.L.C.	237,500	1,451,705
	Penna Consulting P.L.C.	89,000	233,513
*	Pharmagene P.L.C.	387,527	234,639
	PHS Group P.L.C.	4,311,185	7,002,306
*	Pilkingtons Tiles Group P.L.C.	170,000	11,437
	Pillar Property P.L.C.	601,601	9,210,476
	Pittards P.L.C.	39,000	17,617
	Portmeirion Group P.L.C.	56,335	181,376
	Porvair P.L.C.	245,971	560,260
*	Premier Oil P.L.C.	396,934	4,600,694
*	Pressac P.L.C.	429,000	35,046
	Primary Health Properties P.L.C.	112,890	712,818
*	Probus Estates P.L.C.	416,666	2,002
*	Provalis P.L.C.	2,427,440	326,614
	Psion P.L.C.	2,902,043	2,956,429

18

*	QA P.L.C.	80,000	5,382
*	Quays Group P.L.C.	71,000	8,188
	Quintain Estates & Development P.L.C.	460,887	4,836,986
	RAC P.L.C.	215,033	2,924,282
	Radamec Group P.L.C.	71,000	36,848
	Ransom (William) & Son P.L.C.	115,000	110,524
	Raven Mount P.L.C.	125,337	174,665
*	Redstone P.L.C.	2,527,827	352,268
	Reg Vardy P.L.C.	514,614	5,123,882
	Regent Inns P.L.C.	754,549	1,232,804
	Renold P.L.C.	434,470	572,055
	Ricardo P.L.C.	228,464	1,236,186
	Rowe Evans Investments P.L.C.	95,900	334,567
	Roxboro Group P.L.C.	60,000	393,272
	RPC Group P.L.C.	355,740	1,801,777
	Rugby Estates P.L.C.	78,667	492,944
	Rutland Trust P.L.C.	182,210	141,845
	S & U P.L.C.	7,000	85,440
*	Safeland P.L.C.	100,000	148,967
#	Sanctuary Group P.L.C.	2,860,079	2,281,465
	Savills P.L.C.	90,000	977,414
	Scapa Group P.L.C.	916,463	546,090
*	SDL P.L.C.	166,480	446,400
*	Secure Ventures (No. 1) P.L.C.	250,000	0
*	Secure Ventures (No. 2) P.L.C.	250,000	0
*	Secure Ventures (No. 3) P.L.C.	250,000	0
*	Secure Ventures (No. 4) P.L.C.	250,000	0
*	Secure Ventures (No. 5) P.L.C.	250,000	0
*	Secure Ventures (No. 6) P.L.C.	250,000	0
*	Secure Ventures (No. 7) P.L.C.	250,000	0
	Senior P.L.C.	3,077,419	2,794,964
*	SFI Holdings, Ltd. Series A	79,000	47,073
	Shaftesbury P.L.C.	1,556,989	10,773,970
*	Sherwood Group P.L.C.	424,000	85,574
	Shiloh P.L.C.	25,000	58,385
*	Simon Group P.L.C.	1,145,752	946,993
	Sinclair (William) Holdings P.L.C.	81,940	94,501
	Singer & Friedlander Group P.L.C.	2,125,740	11,410,142
	Sirdar P.L.C.	280,105	228,822
	Smart (J.) & Co. (Contractors) P.L.C.	18,263	219,402
	Smith (David S.) Holdings P.L.C.	4,455,003	14,000,820
	Smith (James) Estates P.L.C.	104,132	940,740
	Smith (WH) P.L.C.	259,297	1,846,603
*	Soco International P.L.C.	5,000	51,754
	Somerfield P.L.C.	1,959,426	7,080,671
	Speedy Hire P.L.C.	15,000	182,652
*	Spirent P.L.C.	1,869,709	2,452,813
	Spring Group P.L.C.	200,000	399,808
	St. Ives P.L.C.	272,175	1,968,396
	St. Modwen Properties P.L.C.	214,000	1,521,960
	Stanley (Charles) Group P.L.C.	150,000	877,943
	Stanley Leisure P.L.C.	1,281,668	10,605,629
*	Sterling Publishing Group P.L.C.	300,000	57,665
	Stylo P.L.C.	5,293	6,104

19

	Swallowfield P.L.C.	60,849	116,961
*	Tadpole Technology P.L.C.	296,000	39,827
*	Tandem Group P.L.C.	472,000	0
	Taylor Woodrow P.L.C.	76,520	441,249
*	Telecity P.L.C.	963,152	356,380
	Telemetrix P.L.C.	143,000	346,333
*	Telspec P.L.C.	205,000	41,374
*	Terence Chapman Group P.L.C.	62,500	381
	Tex Holdings P.L.C.	11,000	28,544
	The Cardiff Property P.L.C.	4,000	70,351
*	The Innovation Group P.L.C.	889,000	820,221
	The Malcolm Group P.L.C.	462,608	920,325
*	The Television Corp. P.L.C.	202,247	398,468
	Thorpe (F.W.) P.L.C.	19,149	152,750
*	Thus Group P.L.C.	9,852,260	2,887,975
*	Tinsley (Eliza) Group P.L.C.	145,967	64,531
	Titon Holdings P.L.C.	36,110	78,779
	Tops Estates P.L.C.	275,064	2,384,504
*	Torotrak P.L.C.	167,000	174,945
*	Tottenham Hotspur P.L.C.	146,000	91,206
	Town Centre Securities (New) P.L.C.	433,274	2,710,824
	Trace Computers P.L.C.	33,014	50,766
*	Trafficmaster P.L.C.	300,000	302,739
	Transport Development Group P.L.C.	949,461	4,106,269
	Treatt P.L.C.	38,663	182,075
	Trifast P.L.C.	6,000	9,572
	TT Electronics P.L.C.	1,733,532	6,272,701
	U.K. Coal P.L.C.	924,530	2,363,526
	UCM Group P.L.C.	186,000	278,866
	Ultraframe P.L.C.	24,169	27,409
	Umeco P.L.C.	96,782	888,292
	Uniq P.L.C.	1,002,188	3,322,967
	Unite Group P.L.C.	1,313,223	7,686,232
*	Universal Salvage P.L.C.	209,473	332,177
	Urbium P.L.C.	1,752	25,173
	Vega Group P.L.C.	14,000	52,878
*	Vernalis P.L.C.	132,072	195,474
	Victoria P.L.C.	52,231	230,911
	Vislink P.L.C.	716,969	430,664
*	Volex Group P.L.C.	195,418	253,546
	VP P.L.C.	315,426	1,173,184
*	Vtr P.L.C.	13,000	21,240
	Wagon P.L.C.	390,910	1,401,339
	Warner Estate Holdings P.L.C.	395,720	4,411,677
*	Waterdorm P.L.C.	70,000	0
	Waterman P.L.C.	301,969	586,235
	Wembley P.L.C.	171,000	2,703,459
	Westbury P.L.C.	1,442,195	13,583,378
	Whitehead Mann Group P.L.C.	22,000	26,430
	Willliam Jacks P.L.C.	10,000	15,762
	Wilmington Group P.L.C.	422,000	1,261,335
*	Wilshaw P.L.C.	28,000	6,458
	Wolverhampton & Dudley Breweries P.L.C.	648,661	13,141,536
	Woolworths Group P.L.C.	11,067,763	10,211,483

20

	WSP Group P.L.C.	366,454	1,799,692
	Wyevale Garden Centres P.L.C.	625,653	5,465,818
	Wyndeham Press Group P.L.C.	380,582	1,130,224
	XANSA P.L.C.	759,231	1,393,686
* #	Xenova Group P.L.C.	2,170,484	304,556
*	Yorkshire Group P.L.C.	117,096	12,942
	Young & Co’s Brewery P.L.C. Class A	8,950	270,521
	Zotefoams P.L.C.	196,330	330,204
TOTAL COMMON STOCKS (Cost $454,034,466)			629,707,201

INVESTMENT IN CURRENCY — (0.5%)
*	British Pound Sterling		18,280,523
(Cost $17,987,869)

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	81,758	0
*	SFI Holdings, Ltd. Litigation Certificate	79,000	0
*	Xenova Group P.L.C. Warrants 12/31/08	125,718	6,343
TOTAL RIGHTS/WARRANTS (Cost $0)			6,343

TOTAL — UNITED KINGDOM (Cost $472,022,335)			647,994,067

AUSTRALIA — (6.5%)
COMMON STOCKS — (6.4%)
	A.P. Eagers, Ltd.	28,897	160,286
*	Adacel Technologies, Ltd.	123,126	34,148
	Adelaide Brighton, Ltd.	5,242,838	6,647,074
#	Adsteam Marine, Ltd.	2,976,571	4,221,953
	Adtrans Group, Ltd.	18,456	52,648
	Alesco Corp., Ltd.	82,751	554,082
*	Altium, Ltd.	279,609	75,331
	Amalgamated Holdings, Ltd.	661,458	2,201,383
	Amcom Telecommunications, Ltd.	3,522,859	516,429
*	Amrad Corp., Ltd.	638,574	263,123
	Ansell, Ltd.	387,110	3,101,199
	APN News & Media, Ltd.	230,719	879,372
	Ariadne Australia, Ltd.	369,295	108,273
*	Atlas Pacific, Ltd.	113,450	20,227
	AuIron Energy, Ltd.	90,569	196,641
	Ausdrill, Ltd.	531,573	269,580

21

	Auspine, Ltd.	442,167	1,352,439
*	Austal, Ltd.	654,587	985,519
*	Austar United Communications, Ltd.	1,264,310	841,544
#	Austereo Group, Ltd.	4,168,733	5,285,282
* #	Austral Coal, Ltd.	1,155,746	1,098,975
#	Australand Property Group	1,988,242	2,709,828
	Australian Agricultural Co., Ltd.	1,703,781	2,484,138
	Australian Pharmaceutical Industries, Ltd.	849,117	2,045,433
* #	Australian Wealth Management, Ltd.	879,259	759,429
*	Australian Worldwide Exploration, Ltd.	116,990	157,595
	Auto Group, Ltd.	64,351	33,145
	AV Jennings Homes, Ltd.	1,345,251	1,503,026
	Avatar Industries, Ltd.	216,489	181,838
*	Avexa, Ltd.	319,287	58,191
	AWB, Ltd.	336,282	1,180,460
#	BayCorp Advantage, Ltd.	2,659,324	5,984,580
	Beach Petroleum NL	2,586,695	1,188,823
	Bendigo Bank, Ltd.	369,500	2,869,357
*	Biota Holdings, Ltd.	136,051	47,435
	Boral, Ltd.	23,843	120,916
	Brickworks, Ltd.	139,350	1,297,445
	Bridgestone Australia, Ltd.	77,061	203,951
*	Broadcast Services Australia, Ltd.	424,440	100,898
*	Burns, Philp & Co., Ltd.	748,991	575,695
	Caltex Australia, Ltd.	402,300	4,462,951
	Candle Australia, Ltd.	338,631	630,578
* #	Capral Aluminium, Ltd.	841,303	1,279,964
	Cellnet Telecommunications Group, Ltd.	503,851	654,772
	Central Equity, Ltd.	469,384	769,915
*	Charters Towers Gold Mines, Ltd.	1,176,939	121,239
	Chiquita Brands South Pacific, Ltd.	684,380	450,111
	Circadian Technologies, Ltd.	84,398	131,747
*	Climax Mining, Ltd.	1,094,992	108,459
* #	Clough, Ltd.	4,325,357	1,816,527
	Coates Hire, Ltd.	275,116	1,007,168
	Coca-Cola Amatil, Ltd.	209,922	1,360,679
	Collection House, Ltd.	1,096,204	1,381,124
	Commander Communications, Ltd.	496,380	888,928
*	Coplex Resources NL	351,512	25,068
	Coventry Group, Ltd.	310,102	1,793,790
*	CPI, Ltd.	121,577	86,704
	Crane Group, Ltd.	634,840	4,250,745
#	Croesus Mining NL	4,480,025	1,810,484
#	DCA Group, Ltd.	611,663	1,676,997
	Devine, Ltd.	1,149,858	637,803
*	Dominion Mining, Ltd.	132,707	32,073
	Downer Group, Ltd.	2,695,845	10,702,290
*	Emporer Mines, Ltd.	189,033	77,891
	Energy Developments, Ltd.	1,091,982	3,227,516
#	Energy Resources of Australia, Ltd. Series A	200,366	1,905,239
*	Energy World Corp., Ltd.	393,461	6,859
	Evans & Tate, Ltd.	80,488	66,968
	FKP, Ltd.	409,028	1,348,312
*	Forest Enterprises Australia, Ltd.	2,684,773	1,297,721

22

	Futuris Corp., Ltd.	6,476,200	10,571,377
	Gazal Corp., Ltd.	91,673	267,321
	Globe International, Ltd.	4,019,093	1,226,120
	Gowing Bros., Ltd.	148,979	315,196
*	Gowing Retail, Ltd.	5,323	970
*	Gradipore, Ltd.	43,768	19,422
	Graincorp, Ltd. Series A	81,117	880,596
	Grand Hotel Group	2,458,090	1,558,231
	GRD NL	130,884	260,318
#	Great Southern Plantations, Ltd.	375,976	1,307,882
	Green’s Foods, Ltd.	101,626	66,839
#	GUD Holdings, Ltd.	96,340	502,315
	GWA International, Ltd.	107,245	250,694
*	Gympie Gold, Ltd.	266,614	0
*	Haoma Mining NL	440,554	36,655
	Healthscope, Ltd.	143,376	472,622
	Henry Walker Eltin Group, Ltd.	1,153,772	452,553
	HGL, Ltd.	393,232	601,382
	Home Building Society, Ltd.	40,532	223,217
	Housewares International, Ltd.	718,410	1,269,467
*	Hudson Investment Group, Ltd.	297,500	7,072
*	Hutchison Telecommunications (Australia), Ltd.	4,874,378	1,274,610
	Iluka Resources, Ltd.	2,571,650	11,574,554
*	Imdex, Ltd.	202,532	36,109
	Incitec Pivot, Ltd.	4,700	72,251
*	Intercard Wireless, Ltd.	62,379	2,224
*	Intermoco, Ltd.	7,514,093	428,700
*	International All Sports, Ltd.	37,973	10,080
	Investor Group, Ltd.	42,466	151,089
#	ION, Ltd.	554,140	408,363
	IWL, Ltd.	44,166	113,391
	JDV, Ltd.	40,681	32,880
#	Jones (David), Ltd.	805,650	1,206,569
	K&S Corp., Ltd.	85,482	232,334
	Keycorp, Ltd.	181,913	243,610
	Lemarne Corp., Ltd.	38,606	79,538
	Lighting Corp., Ltd.	778,093	487,083
#	MacArthur Coal, Ltd.	634,488	3,167,437
	MacMahon Holdings, Ltd.	2,592,198	1,006,487
*	Macquarie Corporate Telecommunications, Ltd.	303,300	37,252
	Magellan Petroleum Australia, Ltd.	29,537	30,661
*	Magnesium International, Ltd.	707,161	36,983
	MaxiTRANS Industries, Ltd.	182,891	131,880
#	McGuigan Simeon Wines, Ltd.	1,054,904	4,764,660
	McPherson’s, Ltd.	38,186	136,769
#	Miller’s Retail, Ltd.	1,778,400	1,423,295
*	Minara Resources, Ltd.	983,818	1,434,421
	Namoi Cotton Cooperative, Ltd.	160,347	66,071
	National Can Industries, Ltd.	18,850	22,405
	Nufarm, Ltd.	220,300	1,729,945
	Onesteel, Ltd.	1,077,345	2,356,177
*	Orbital Engine Corp., Ltd.	165,000	13,075
#	Pacific Group, Ltd.	959,052	2,272,257
#	Pacific Hydro, Ltd.	375,273	1,284,621

23

*	Payce Consolidated, Ltd.	93,866	223,138
*	Perilya Mines NL	577,717	512,716
*	Petsec Energy, Ltd.	153,726	137,648
*	Plantcorp NL	14,403	0
	Plaspak Group, Ltd.	748,115	563,165
*	PMP, Ltd.	666,000	1,023,812
	Port Bouvard, Ltd.	802,363	807,456
#	Portman, Ltd.	1,002,116	3,104,837
*	PowerTel, Ltd. Series B	441,788	469,097
*	Pracom, Ltd.	122,300	1,163
	Prime Television, Ltd.	786,502	1,931,993
*	Primelife Corp., Ltd.	272,182	252,342
	Queensland Cotton Holdings, Ltd.	229,310	835,843
*	Reinsurance Australia Corp., Ltd.	3,822,592	1,696,251
	Repcol, Ltd.	637,672	181,905
*	Resolute Mining, Ltd.	89,083	105,178
#	Ridley Corp., Ltd.	2,609,878	2,853,930
* #	Roc Oil Co., Ltd.	1,499,446	2,103,043
*	Senetas Corp., Ltd.	206,798	58,173
	Servcorp, Ltd.	28,622	61,236
#	Seven Network, Ltd.	705,659	4,221,686
	Sigma Co., Ltd.	152,700	986,145
*	Silex System, Ltd.	197,100	199,913
	Smorgon Steel Group, Ltd.	5,905,274	6,176,722
	SMS Management & Technology, Ltd.	643,462	933,078
* #	Sons of Gwalia, Ltd.	942,771	0
#	Southern Cross Broadcasting (Australia), Ltd.	497,163	5,550,778
*	Southern Pacific Petroleum NL	424,400	80,711
	Spotless Group, Ltd.	5,600	22,054
*	St. Barbara Mines, Ltd.	329,338	17,485
*	Straits Resources, Ltd.	577,289	910,312
*	Strathfield Group, Ltd.	165,666	21,004
*	Tap Oil, Ltd.	1,348,103	1,986,919
*	Television & Media Services, Ltd.	240,000	7,987
	Ten Network Holdings, Ltd.	656,900	1,951,977
	Thakral Holdings Group	6,018,863	3,672,394
	Ticor, Ltd.	970,346	1,268,687
#	Timbercorp, Ltd.	1,392,566	2,317,283
*	Titan Resources NL	1,711,400	75,942
	Triako Resources, Ltd.	58,482	75,999
	Trust Company of Australia, Ltd.	22,214	179,544
	United Group, Ltd.	91,667	543,324
	UXC, Ltd.	1,161,023	809,595
	Villa World, Ltd.	625,324	802,720
*	Village Roadshow, Ltd.	1,517,302	2,981,726
	Vision Systems, Ltd.	1,538,547	1,402,015
	Volante Group, Ltd.	1,160,608	1,471,464
#	Wattyl, Ltd.	1,071,516	2,971,740
*	Webster, Ltd.	370,669	249,660
	Wide Bay Capricorn Building Society, Ltd.	29,461	165,749
*	Xanadu Wines, Ltd.	150,525	5,248
*	Yates, Ltd.	144,138	5,596
TOTAL COMMON STOCKS (Cost $159,274,147)			211,924,726

24

INVESTMENT IN CURRENCY — (0.1%)
*	Australian Dollar		1,808,428
(Cost $1,716,155)

PREFERRED STOCKS — (0.0%)
	Southern Cross Broadcasting (Australia), Ltd.	7,118	79,303
*	Village Roadshow, Ltd. 2% Class A	551,105	873,390
TOTAL PREFERRED STOCKS (Cost $545,690)			952,693

RIGHTS/WARRANTS — (0.0%)
*	Australian Wealth Management, Ltd. Rights 02/28/05	1,191,293	292,634
(Cost $0)
TOTAL — AUSTRALIA (Cost $161,535,992)			214,978,481

FRANCE — (4.2%)
COMMON STOCKS — (4.2%)
*	Actielec Technologies	28,700	226,499
	Affine	9,997	946,485
*	Alain Manoukian SA	9,565	398,964
	Ares (Groupe) SA	40,932	319,239
	Aubay SA	57,977	330,880
#	Bacou-Dalloz	35,939	3,257,448
	Bains de Mer et du Cercle des Etrangers a Monaco	7,064	3,704,110
*	Bigben Interactive	13,755	61,380
	Bongrain SA	68,318	5,287,589
*	Bull SA	1,328,747	1,161,246
	Burelle SA	11,325	1,383,384
*	Cap Gemini SA	22,766	852,218
*	Carbone Lorraine	32,174	1,741,622
	CEGID SA	4,108	171,729
	CFF Recycling SA	77,680	2,726,823
*	CGBI	7,000	4,635
	Cie Financiere Pour La Location D’Immeubles Industriels & Commerciaux SA	48,652	3,227,576
* #	Club Mediterranee SA	103,340	5,582,987
	Compagnie Internationale Andre Trigano Ciat SA	2,100	63,984
*	Conflandey SA	1,939	47,807
	Consortium International de Diffusion et de Representation Sante	1,300	12,738
* #	CS Communication et Systemes	13,500	564,884
	Delachaux SA	9,672	1,428,003
*	Desquenne et Giral SA	4,761	59,891
	Deveaux SA	5,487	599,414
	Didot-Bottin	1,204	108,650
*	Dynaction SA	14,102	345,454
	Elior	58,756	732,894
	Etam Developpement SA	34,200	1,039,314
*	Euraltech SA	55,173	111,778

25

* #	Euro Disney SCA	5,082,010	807,523
	Evialis SA	12,253	538,827
*	Explosifs et de Produits Chimiques	312	144,597
*	Faros SA	7,500	22,345
	Faurecia SA	14,175	1,244,442
	Fimalac SA	108,252	5,187,553
	Francois Freres (Tonnellerie) SA	7,177	220,955
*	Gantois Series A	465	13,546
	Gascogne SA	10,334	981,128
	Gaumont	10,491	950,886
* #	Generale de Geophysique SA	72,725	6,919,083
*	Geodis SA	4,900	545,346
	Gevelot	4,129	333,513
#	GFI Informatique SA	163,600	1,161,144
#	Groupe Bourbon SA	5,724	334,860
*	Groupe Flo SA	52,020	468,400
*	Groupe Focal SA	5,149	50,863
	Groupe Guillin SA	480	41,314
	Guerbet SA	4,911	565,428
	Guyenne et Gascogne SA	13,079	1,513,645
*	Hbs Technologie SA	405	7,556
	IDSUD	2,000	83,157
*	Immobiliere et Hoteliere SA	27,700	71,891
*	IMS International Metal Service SA	89,627	1,350,576
#	Ingenico SA	20,000	327,595
	Laurent-Perrier	17,743	798,811
	Lisi SA	42,753	3,107,971
* #	LVL Medical Groupe SA	27,900	225,358
*	Maire (Henri)	1,252	17,706
	Marionnaud Parfumeries Retails Perfumes	86,786	2,474,182
*	Matussiere et Forest SA	15,720	60,365
*	Metaleurop SA	62,320	44,561
	MGI Coutier SA	9,404	450,774
	Montupet SA	53,534	1,583,620
#	Nexans	185,100	8,259,891
* #	Oeneo	61,605	101,152
*	Otor SA	58,348	316,773
*	Paris Orleans et Cie SA	1,336	341,430
* #	Penauille Polyservices SA	98,852	1,235,650
	Pinguely-Haulotte SA	174,819	1,678,281
	Plastic Omnium SA	51,607	2,945,262
	Plastivaloire SA	12,734	472,972
	Prosodie SA	22,600	670,339
	Provimi SA	148,752	3,771,982
	PSB Industries SA	14,760	625,424
*	Radiall SA	11,998	1,000,893
	Remy Cointreau SA	177,755	7,338,984
	Robertet SA	1,300	197,100
	Rougier SA	2,715	240,870
*	S.T. Dupont SA	26,155	192,214
	SA Fromageries Bel la Vache Qui Rit	3,875	723,484
	Sabeton	18,460	305,059
	Saint-Etienne	600	24,311
	Sasa Industries SA	8,994	342,992

26

*	Saveurs de France-Brossard	5,500	309,448
* #	Scor SA	3,171,250	6,634,766
	SDR de Bretagne SA	10,437	391,249
	Sechilienne-Sidec	1,000	328,390
	Securidev SA	16,908	320,159
	Setforge	600	31,780
	Signaux Girod SA	6,528	588,661
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	89,366	8,756,732
#	Skis Rossignol SA	7,216	168,552
	Smoby SA	4,911	469,836
	Societe Industrielle D’Aviations Latecoere SA	20,648	1,022,557
	Sucriere de Pithiviers-le-Vieil	2,335	1,870,597
*	Sylis SA	42,904	356,208
	Taittinger SA	1,086	345,702
*	Teamlog SA	38,219	134,617
	Tivoly SA	1,904	66,055
* #	Ubi Soft Entertainment SA	89,883	3,583,656
#	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	43,572	9,467,909
*	Valtech, La Defense	251,100	315,870
	Vilmorin et Cie SA	16,610	3,299,126
	VM Materiaux SA	3,272	454,926
	Vranken Monopole	22,961	1,142,881
*	Xilam Animation	12,911	34,534
*	XRT	82,301	117,697
TOTAL COMMON STOCKS (Cost $85,548,411)			140,146,117

RIGHTS/WARRANTS — (0.0%)
*	Air France Warrants 11/06/07	133,819	131,126
*	Groupe Ares SA Warrants 10/03/05	29,000	8,448
*	Oeneo Warrants 08/26/06	28,305	1,874
*	Prosodie SA Warrants 10/28/06	19,600	12,198
*	Ubi Soft Entertainment SA Warrants 05/14/06	66,800	40,689
*	Valtech, La Defense Warrants 07/25/05	251,100	6,650
TOTAL RIGHTS/WARRANTS (Cost $114,954)			200,985

TOTAL — FRANCE (Cost $85,663,365)			140,347,102

GERMANY — (4.0%)
COMMON STOCKS — (4.0%)
*	3U Telecom AG	100,500	109,123
	A.S. Creation Tapeton AG	9,300	301,708
*	AAP Implantate AG	55,800	107,876
	Aareal Bank AG	180,761	6,359,666
*	Acg AG Fuer Chipkarten und Informationssysteme	86,130	88,958
	AC-Service AG	22,900	168,293
*	Adva AG Optical Networking	50,600	333,671
*	Allbecon AG	6,700	17,832

27

*	Amadeus Fire AG	18,300	137,395
*	Analytik Jena AG	28,700	210,538
*	Andreae-Noris Zahn AG, Anzag	31,491	1,482,395
*	Articon Integralis AG	47,711	159,205
	Atoss Software AG	17,688	233,045
*	Augusta Technologie AG	56,100	72,799
	AWD Holding AG	2,700	114,192
*	Baader Wertpapier Handelsbank AG	99,056	755,512
	Bechtle AG	73,700	1,995,716
*	Berliner Elektro Holding AG	71,657	746,743
	Beta Systems Software AG	20,850	370,783
	Bien-Haus AG	16,900	199,166
	Bilfinger & Berger Bau AG	296,942	14,548,271
*	Biolitec AG	36,500	165,777
*	Biotest AG	34,724	749,932
*	BMP AG	12,980	33,859
* #	Borussia Dortmund GMBH & Co. KGAA	68,800	216,822
	Bremer Energiekonto AG	54,600	122,185
*	Bremer Woll-Kaemmerei AG	25,291	51,908
*	Broadnet Mediascape Communications AG	118,462	559,996
*	Brueder Mannesmann AG	20,600	88,925
*	Caatoosee AG	69,600	54,375
*	Ce Consumer Electrnic AG	46,800	59,492
	Cewe Color Holding AG	34,716	1,102,803
*	Cinemaxx AG	3,100	7,266
*	CNV Vermoegensverwaltungs AG	2,500	39,725
	Comdirect Bank AG	173,200	1,515,959
	Computerlinks AG	10,900	207,839
*	Concord Effekten AG	4,400	9,380
*	Condomi AG	19,900	36,891
*	COR AG Insurance Technologies	12,700	33,802
*	Cybio AG	11,100	37,627
* #	D. Logistics AG	174,237	399,139
* #	DAB Bank AG	61,779	492,465
*	DAS Werk AG	10,600	561
*	Data Modul AG	11,106	170,590
*	DEAG Deutsche Entertainment AG	59,850	163,256
	Deutsche Euroshop AG	143,894	7,627,220
* #	Deutz AG	130,266	624,421
*	Dierig Holding AG	8,750	131,041
*	Drillisch AG	36,400	189,905
*	Duerr Beteiligungs AG	55,310	1,223,089
	DVB Bank AG	11,529	1,541,882
* #	Dyckerhoff AG DM50	29,750	1,684,468
*	Eckert and Ziegler Strahlen - und Medizintechnik AG	24,057	323,967
* #	Em.TV AG	36,712	231,395
*	Epcos AG	176,709	2,487,310
*	Escada AG	64,090	1,705,785
* #	Evotec Biosystems AG	160,100	693,230
#	FJA AG	16,618	74,596
*	Freenet.De AG	73,386	1,807,441
	Fuchs Petrolub AG Oel & Chemie	19,440	2,135,517
*	Gesco AG	3,601	108,955
* #	Gft Technologies AG	92,927	255,943

28

*	Girindus AG	35,552	251,858
*	Gontard & Metallbank AG	46,008	2,802
*	GPC Biotech AG	72,300	943,002
*	Herlitz AG	26,031	134,429
*	Hoeft & Wessel AG	30,200	201,947
	Hucke AG	33,100	159,101
	Hutschenreuther AG	8,591	122,859
*	I-D Media AG	11,265	26,701
*	IM International Media AG	149,500	114,817
* #	Innovation in Traffic Systems AG	13,500	58,276
	Interseroh AG	3,600	108,448
*	Intershop Deutschland AG	7,195	10,861
*	Intertainment AG	14,082	39,345
*	IPC Archtec AG	15,800	29,499
*	Isra Vision Systems AG	10,086	227,309
	IVG Immobilien AG	92,019	1,676,617
	Iwka AG	248,654	7,029,612
*	Jenoptik AG	519,206	6,703,202
	Kampa-Haus AG	35,200	274,534
*	Kaufring AG	5,600	1,342
* #	Kloeckner-Werke AG	177,348	2,536,227
*	Kontron AG	171,520	1,703,390
	Krones AG	4,700	574,742
#	KSB AG	4,650	874,215
	KWS Kleinwanzlebener Saatzucht AG	691	629,513
*	Leica Camera AG	6,791	26,977
	Leifheit AG	23,042	743,861
	Leoni AG	16,300	1,285,524
*	Loesch Umweltschutz AG	16,000	7,203
*	Loewe AG	48,538	493,607
*	M & S Elektronik AG	19,600	1,012
*	Mania Technologie AG	12,100	22,271
*	Mannheimer Aktiengesellschaft Holding AG	27,000	101,536
*	Marbert AG	6,800	7,293
*	Maxdata AG	113,610	707,054
*	Mediantis AG	10,950	31,464
*	Mediclin AG	17,101	44,836
*	Medigene AG	43,900	664,429
*	Mosaic Software AG	21,800	52,248
	Muehlabauer Holdings AG & Co. KGAA	10,800	469,068
*	Mwb Wertpapierhandelshaus AG	15,700	50,726
*	MWG Biotech AG	127,600	99,688
*	Nemetschek AG	20,847	368,798
*	Nexus AG	38,500	127,450
*	Norddeutsche Affinerie AG	326,714	7,908,279
	Norddeutsche Steingutfabrik AG	9,215	88,465
*	Nordwest Handel AG	11,313	70,856
*	November AG	49,289	370,059
* #	Pandatel AG	28,300	62,206
*	Parsytec AG	82,026	308,466
	PC-Ware Information Technologies AG	38,794	470,028
*	Personal & Informatik AG	2,150	26,192
*	Pfleiderer AG	185,313	3,258,682
*	Pironet NDH AG	48,301	271,821

29

*	Pixelpark AG	15,050	29,693
* #	Plambeck Neue Energien AG	63,465	73,112
*	Plasmaselect AG	175,241	1,146,306
* #	Primacom AG	62,300	358,027
*	Produkte und Syteme der Informationstechnologie AG	82,621	415,731
* #	Qs Communications AG	260,800	1,519,492
*	Ravensberg Bau-Beteiligungen AG	29,500	8,203
*	Realtech AG	20,200	183,223
	REpower Systems AG	26,461	514,013
	Rheinmetall Berlin AG	85,490	4,906,166
*	Rinol AG	15,000	26,814
*	Roesch Medizintechnik AG	7,300	2,707
*	Rohwedder AG	24,283	318,329
*	RTV Family Entertainment AG	2,480	5,189
*	Ruecker AG	25,400	151,351
*	Saltus Technology AG	5,900	33,047
	Salzgitter AG	450,405	9,930,142
	Sartorius AG	20,000	458,157
	Schlott Sebaldus AG	29,189	1,081,833
	Sektkellerei Schloss Wachenheim AG	2,900	43,623
*	Senator Entertainment AG	10,730	19,749
*	Ser Systeme AG	9,400	983
*	SHS Informationssysteme AG	17,611	61,331
*	SinnerSchrader AG	14,498	28,604
	Sixt AG	80,700	1,517,399
	Stahl (R.) AG	15,700	226,602
*	Steag Hamtech AG	45,600	141,896
*	Stoehr & Co. AG	44,310	202,423
*	Strabag AG	17,199	1,282,182
* #	Suess Microtec AG	130,193	891,284
	Syskoplan AG	16,400	146,149
*	Syzygy AG	30,000	188,692
*	SZ Testsysteme AG	7,000	538
#	Technotrans AG	25,800	485,117
*	Telegate AG	19,300	349,608
*	Textilgruppe Hof AG	22,530	214,799
*	TFG Venture Capital AG & Co. KGAA	131,715	413,353
*	Tiptel AG	13,600	19,989
*	TTL Information Technology AG	22,800	102,346
*	TV Loonland AG	22,500	67,929
*	Umweltbank AG	9,901	124,549
*	Value Management & Research AG	19,800	83,898
*	Varetis AG	18,084	231,318
*	VBH (Vereinigter Baubeschlag-Handel) AG	6,000	24,629
*	Vereinigte Deutsche Nickel-Werke AG	43,909	45,932
	Vossloh AG	39,200	1,943,909
*	W.O.M. World of Medicine AG	44,201	189,634
* #	WCM Beteiligungs AG	1,202,768	1,608,575
	Westag and Getalit AG, Rheda-Wiedenbrueck	10,653	143,178
*	Windhoff AG	11,400	1,132
	Wuerttembergische Lebensversicherung AG	11,680	259,831
	Wuerttembergische Metallwarenfabrik AG	64,620	1,176,543
TOTAL COMMON STOCKS (Cost $96,058,089)			133,653,632

30

RIGHTS/WARRANTS — (0.0%)
*	Em.TV AG Options 04/18/06	36,712	44,723
(Cost $99,180)
TOTAL — GERMANY (Cost $96,157,269)			133,698,355

SWITZERLAND — (3.5%)
COMMON STOCKS — (3.5%)
	AFG Arbonia-Forster Holding AG	10,550	2,538,940
	Allreal Holding AG	31,989	3,126,185
*	Ascom Holding AG	160,800	3,170,587
	Baloise-Holding	184,845	9,684,707
	Bank Coop AG	11,560	556,401
*	Banque Cantonale de Geneve	8,520	1,428,314
	Banque Cantonale du Jura	800	261,753
	Banque Cantonale Vaudoise	15,995	3,580,765
	Batigroup Holding AG	52,192	741,491
	Bobst Group SA	115,400	4,744,575
	Bossard Holding AG	5,450	360,393
	Bucher Industries AG, Niederweningen	13,262	3,942,402
	Caisse d’Epargne Cantonale Vaudoise, Lausanne	1,900	2,182,366
	Calida Holding AG	400	127,432
*	Card Guard AG	76,000	327,191
	Carlo Gavazzi Holding AG	3,114	294,937
	Charles Voegele Holding AG	94,443	4,627,008
	Cie Financiere Tradition	3,121	319,517
	Converium Holding AG	77,200	747,804
	Conzzeta Holdings AG	3,340	3,968,658
*	COS Computer Systems AG	14,478	447,529
*	Crossair AG, Basel	71,730	555,855
	Daetwyler Holding AG, Atldorf	940	2,407,060
#	Feintol International Holding AG	4,290	1,057,355
*	Fischer (Georg) AG, Schaffhausen	22,887	6,680,466
*	Flughafen Zuerich AG	49,800	6,946,444
*	Forbo Holding AG, Eglisau	9,291	2,007,957
	Galenica Holding, Ltd. AG, Bern	20,000	3,564,663
*	Getaz Romang Holding SA	2,394	680,231
*	Golay-Buchel Holding SA, Lausanne	125	115,163
	Gurit-Heberlein AG	2,860	2,302,480
	Helvetia Patria Holding	31,871	4,939,538
	Industrieholding Cham AG, Cham	7,000	1,771,999
	Kardex Ag, Zuerich	9,725	321,543
*	Leica Geosystems Holdings AG	3,500	1,077,364
*	Lem Holdings AG, Lyss	1,880	627,665
*	Metraux Services SA	696	94,626
*	Moevenpick-Holding, Zuerich	2,360	603,513
*	Nextrom Holding SA	250	3,541
	PSP Swiss Property AG	53,700	2,302,618
	Schweizerhall Holding AG, Basel	720	1,394,868
#	Schweizerische National Versicherungs Gesellschaft	6,788	3,763,968

31

	Siegfried Holding AG	1,227	166,924
*	Sihl	750	1,937
*	Sika Finanz AG, Baar	870	614,259
#	St. Galler Kantonalbank	6,370	1,755,123
	Sulzer AG, Winterthur	16,040	6,739,728
*	Swiss Prime Site AG	29,420	7,517,122
*	Swisslog Holding AG	245,500	240,976
*	Tornos Holding SA	16,000	114,207
*	UMS Schweizerische Metallwerke Holding AG, Bern	3,200	42,018
	Unaxis Holding AG	11,890	1,622,667
*	Valiant Holding AG	6,655	630,317
	Vaudoise Assurances Holding, Lausanne	499	996,797
*	Von Roll Holding AG, Gerlafingen	30,090	55,185
*	Wmh Walter Meier Holding Ag, Zuerich	10,533	701,505
	Zehnder Holding AG	50	69,313
	Zschokke Holding SA, Geneve	2,398	1,321,440
*	Zueblin Holding AG	261,740	2,366,342
TOTAL COMMON STOCKS (Cost $76,460,804)			115,353,732

INVESTMENT IN CURRENCY — (0.0%)
*	Swiss Francs		1,019,197
(Cost $1,000,165)
TOTAL — SWITZERLAND (Cost $77,460,969)			116,372,929

SWEDEN — (3.4%)
COMMON STOCKS — (3.4%)
*	Active Biotech AB	15,100	93,815
	Angpannefoereningen AB Series B	9,850	195,111
*	Anoto Group AB	50,533	78,674
*	B & N Bylock & Nordsjoefrakt AB Series B	158,200	548,101
	Beijer AB Series B	48,300	960,267
	Beijer Alma AB Series B	27,300	504,846
	Bergman & Beving AB Series B	110,100	1,239,321
	Biacore International AB	20,350	461,107
	Bilia AB Series A	195,150	3,623,081
#	Billerud AB	527,100	8,283,374
*	BioGaia AB Series B	28,000	54,849
*	Boliden AB	1,788,550	9,151,134
*	Bong Ljungdahl AB	58,100	358,422
*	Boras Waefveri AB Series B	15,900	69,963
	Capona AB	85,542	1,166,095
	Carbo AB	241,100	6,520,408
	Castellum AB	226,100	7,701,269
	Cloetta AB Series B	18,600	679,765
	Concordia Maritime AB Series B	172,100	860,425
*	Doro Telefoni AB Series A	6,000	10,262
*	Duroc AB Series B	1,400	3,807
*	Elekta AB	19,900	658,912
*	Enea Data AB Series B	339,400	233,193

32

*	Expanda AB	78,200	523,574
*	Framtidsfabriken AB	884,520	67,238
*	Frontec AB Series B	478,900	633,577
	Geveko AB Series B	26,100	721,121
*	Glocalnet AB	160,000	75,549
	Gorthon Lines AB Series B	69,300	237,058
	Gunnebo AB	24,200	341,388
	Haldex AB	248,000	4,713,037
	Hiq International AB	45,000	171,038
*	IBS AB Series B	544,950	1,163,095
*	Industrial & Financial Systems AB Series B	293,000	265,562
*	Industrifoervaltnings AB Skandigen	46,200	165,468
*	Intellecta AB Series B	7,100	34,044
*	Intentia International AB Series B	556,000	1,332,982
*	Invik and Co. AB Series B	432,600	4,316,135
	Karlshamns AB	11,900	202,665
*	Klippans Finpappersbruk AB	30,800	91,401
	Klovern AB	246,678	714,005
#	Kungsleden AB	234,400	9,508,815
	Lagercrantz Group AB Series B	159,135	462,940
	Ljungberg Gruppen AB Series B	4,200	92,097
*	Mandator AB	157,500	32,234
*	Medivir Series B	18,150	244,101
*	Micronic Laser Systems AB	26,000	233,751
	Naerkes Elektriska AB Series B	52,250	905,129
#	NCC AB Series A	45,400	740,008
#	NCC AB Series B	423,800	6,907,830
	Nolato AB Series B	15,900	124,353
	Observer AB	864,800	4,020,209
	OEM International AB Series B	10,100	185,298
*	Ortivus AB	68,800	281,613
*	Partnertech AB	36,982	367,625
	PEAB AB Series B	386,200	4,318,963
* #	Pergo AB	469,716	1,833,380
	Poolia AB Series B	147,200	875,806
*	Pricer AB Series B	441,000	61,245
*	Proact It Group AB	40,000	114,025
	Profilgruppen AB	20,600	231,880
#	Protect Data AB	15,600	200,684
*	PyroSequencing AB	165,782	302,938
*	Rorvik Timber AB	30,600	52,114
	Rottneros Bruk AB	1,191,000	1,297,101
	Salus Ansvar AB Series B	36,600	154,092
*	Scribona AB Series A	15,700	37,525
* #	Scribona AB Series B	339,100	793,147
*	Semcon AB	30,500	169,875
*	Studsvik AB	20,800	267,579
	Sweco AB Series B	47,050	907,903
*	Teleca AB Series B	269,000	1,584,759
*	Teligent AB	15,500	51,209
#	Trelleborg AB Series B	160,900	3,034,251
*	Uniflex AB Series B	10,240	79,338
*	Viking Telecom AB	29,100	10,507
	Wallenstam Byggnads AB Series B	79,600	4,305,470

33

* #	Wedins Norden AB Series B	404,852	37,878
*	Westergyllen AB Series B	14,800	250,972
	Whilborg Fastigheter AB Class B	308,770	6,996,367
	Xponcard Group AB	12,500	289,631
TOTAL COMMON STOCKS (Cost $71,347,288)			111,589,780

INVESTMENT IN CURRENCY — (0.0%)
*	Swedish Krona		17,784
(Cost $17,099)
TOTAL — SWEDEN (Cost $71,364,387)			111,607,564

HONG KONG — (3.1%)
COMMON STOCKS — (3.1%)
	Aeon Credit Service (Asia) Co., Ltd.	416,000	280,038
	ALCO Holdings, Ltd.	710,000	289,045
	Allan International Holdings, Ltd.	1,086,000	175,454
*	Allied Group, Ltd.	839,000	1,177,985
*	Allied Properties, Ltd.	1,261,500	913,902
*	Ananda Wing on Travel (Holdings), Ltd.	24,120,000	74,225
*	Applied International Holdings, Ltd.	1,150,000	19,169
*	APT Satellite Holdings, Ltd.	723,500	127,093
	Asia Aluminum Holdings, Ltd.	8,380,000	988,543
*	Asia Commercial Holdings, Ltd.	35,960	2,490
	Asia Financial Holdings, Ltd.	2,726,106	838,915
	Asia Standard International Group, Ltd.	10,582,666	522,420
*	Asia Tele-Net & Technology Corp., Ltd.	200,000	10,258
	Associated International Hotels, Ltd.	834,000	679,053
*	Beauforte Investors Corp., Ltd.	440,000	28,773
*	Capital Estate, Ltd.	720,000	2,031
*	Capital Publications, Ltd.	1,015,200	24,472
*	Catic International Holdings, Ltd.	11,556,000	189,662
*	CCT Technology Holdings, Ltd.	209,880	592
	CCT Telecom Holdings, Ltd.	1,144,800	186,422
*	Celestial Asia Securities Holdings, Ltd.	251,900	11,951
*	Century City International Holdings, Ltd.	2,863,067	41,850
#	Champion Technology Holdings, Ltd.	3,236,738	535,379
	Cheuk Nang (Holdings), Ltd.	47,700	27,370
	Chevalier International Holdings, Ltd.	744,491	830,506
*	Chi Cheung Investment Co., Ltd.	431,085	193,462
*	China Aerospace International Holdings, Ltd.	6,764,400	411,990
*	China Bio-medical Group, Ltd.	258,750	4,977
*	China City Natural Gas Holdings, Ltd.	7,491,000	15,368
	China Everbright International, Ltd.	3,610,000	254,586
*	China Everbright Technology, Ltd.	3,578,000	167,455
#	China Everbright, Ltd.	2,508,000	1,197,892
	China Hong-Kong Photo Products Holdings, Ltd.	2,209,000	203,935
*	China Investments Holdings, Ltd.	1,186,800	25,565
*	China Motion Telecom International, Ltd.	522,000	20,414
	China Motor Bus Co., Ltd.	36,000	286,192

34

	China Online (Bermuda), Ltd.	790,600	146,990
	China Overseas Land & Investment, Ltd.	8,660,000	2,248,572
	China Rare Earth Holdings, Ltd.	2,644,000	376,312
#	China Resources Land, Ltd.	3,760,000	944,948
*	China Rich Holdings, Ltd.	2,554,000	12,444
*	China Sci-Tech Holdings, Ltd.	5,416,000	18,750
*	China Star Entertainment, Ltd.	607,380	44,391
*	China Strategic Holdings, Ltd.	2,225,250	162,636
#	China Travel International Investment, Ltd.	8,228,000	2,743,036
#	Chinese Estates Holdings, Ltd.	3,772,000	2,950,295
	Chinney Investments, Ltd.	752,000	73,282
	Chow Sang Sang Holdings International, Ltd.	1,279,000	799,483
	Chuangs China Investments, Ltd.	2,106,000	129,617
	Chuang’s Consortium International, Ltd.	3,595,760	345,793
	Chun Wo Holdings, Ltd.	1,960,000	261,369
	City e Solutions, Ltd.	472,964	53,367
	City Telecom (H.K.), Ltd.	1,564,000	284,767
*	CNT Group, Ltd.	1,428,000	31,127
*	Coastal Greenland, Ltd.	2,344,000	72,133
	COFCO International, Ltd.	1,032,000	529,302
	Continental Holdings, Ltd.	506,000	59,690
	Continental Mariner Investment Co., Ltd.	2,419,000	499,374
*	COSCO International Holdings, Ltd.	2,236,000	424,324
#	Coslight Technology International Group, Ltd.	804,000	206,182
*	Cosmos Machinery Enterprises, Ltd.	455,400	25,109
*	Crocodile Garments, Ltd.	1,720,000	138,942
*	Dan Form Holdings Co., Ltd.	2,326,000	164,035
	Dickson Concepts International, Ltd.	398,200	719,920
*	DigitalHongKong.com	12	1
*	Dynamic Global Holdings, Ltd.	990,000	5,331
	Dynamic Holdings, Ltd.	482,000	90,851
	Easyknit International Holdings, Ltd.	982,400	25,319
*	E-Kong Group, Ltd.	250,200	4,652
*	Emperor Entertainment Hotel, Ltd.	111,600	27,188
	Emperor International Holdings, Ltd.	2,334,000	421,972
*	eSun Holdings, Ltd.	1,870,400	443,680
	Ezcom Holdings, Ltd.	67,280	1,553
	Fairwood Holdings, Ltd.	67,500	30,293
#	Far East Consortium International, Ltd.	2,499,500	1,137,746
*	Far East Hotels & Entertainment, Ltd.	1,006,000	81,265
*	Far East Technology International, Ltd.	81,600	17,682
	First Sign International Holdings, Ltd.	1,670,000	59,957
	Four Seas Frozen Food Holdings, Ltd.	276,000	41,052
*	GeoMaxima Energy Holdings, Ltd.	1,750,000	20,195
*	Global China Group Holdings, Ltd.	1,462,000	86,232
	Global Green Tech Group, Ltd.	2,442,000	206,659
	Gold Peak Industries (Holdings), Ltd.	1,777,000	407,854
	Golden Resources Development International, Ltd.	2,555,000	113,025
*	Gold-Face Holdings, Ltd.	1,158,000	80,180
	Goldlion Holdings, Ltd.	2,446,000	266,587
	Golik Holdings, Ltd.	1,216,000	45,216
*	Gorient Holdings, Ltd.	2,697	22
	Grande Holdings, Ltd.	450,000	429,866
	Great Eagle Holdings, Ltd.	1,661,537	3,973,312

35

*	Great Wall Cybertech, Ltd.	11,392,830	14,608
	Group Sense (International), Ltd.	1,462,000	129,348
#	Guangzhou Investment Co., Ltd.	23,182,000	2,437,410
*	G-Vision International (Holdings), Ltd.	298,000	4,394
	Hang Ten Group Holdings, Ltd.	2,670	390
	Hanny Holdings, Ltd.	350,450	173,002
*	Hansom Eastern Holdings, Ltd.	2,082,600	10,147
	Harbour Centre Development, Ltd.	857,000	1,379,077
*	Hen Fung Holdings, Ltd.	392,000	9,047
	Henderson China Holdings, Ltd.	1,041,000	680,745
	High Fashion International, Ltd.	800,000	168,228
	HKR International, Ltd.	4,138,400	2,838,900
	Hon Kwok Land Investment Co., Ltd	1,032,000	284,500
	Hong Kong and Shanghai Hotels, Ltd.	3,867,124	3,520,548
	Hong Kong Catering Management, Ltd.	384,000	75,333
*	Hong Kong Construction Holdings, Ltd.	692,000	57,674
	Hong Kong Ferry (Holdings) Co., Ltd.	760,000	862,424
*	Hong Kong Parkview Group, Ltd.	646,000	41,416
	Hongkong Chinese, Ltd.	3,468,000	564,738
*	Hop Hing Holdings, Ltd.	604,000	25,557
	Hopewell Holdings, Ltd.	1,493,800	3,763,734
	Hopson Development Holdings, Ltd.	1,758,000	1,115,804
*	Hsin Chong Construction Group, Ltd.	336,000	18,526
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,212,000	133,649
*	Hualing Holdings, Ltd.	2,016,000	73,671
	Hysan Development Co., Ltd.	325,519	682,430
*	I-China Holdings, Ltd.	388,360	10,208
*	Imagi International Holdings, Ltd.	324,000	41,544
	International Bank of Asia, Ltd.	2,119,000	896,621
*	Inworld Group, Ltd.	40,798	105
	ITC Corp., Ltd.	1,772,000	202,217
*	Jessica Publications, Ltd.	1,015,200	37,750
*	Jinchang Pharmaceutical Holdings, Ltd.	507,600	0
*	Jinhui Holdings Co., Ltd.	97,800	305,980
#	K Wah International Holdings, Ltd.	4,766,244	1,909,810
*	Kader Holdings Co., Ltd.	857,000	18,900
	Karce International Holdings Co., Ltd.	532,000	20,464
	Keck Seng Investments (Hong Kong), Ltd.	570,000	160,791
	Kee-Shing Holdings Co., Ltd.	256,000	26,260
	Kin Yat Holdings, Ltd.	886,000	90,884
	King Fook Holdings, Ltd.	338,000	26,003
	Kowloon Development Co., Ltd.	1,157,000	1,312,927
	KTP Holdings, Ltd.	758,000	53,456
	Kwoon Chung Bus Holdings, Ltd.	978,000	230,739
*	Lai Fung Holdings, Ltd.	4,773,437	159,136
*	Lai Sun Development Co., Ltd.	3,358,800	59,864
*	Lai Sun Garment (International), Ltd.	4,267,000	284,505
	Lam Soon (Hong Kong), Ltd.	203,250	77,532
*	LifeTec Group, Ltd.	5,582,000	78,731
	Lippo, Ltd.	937,000	233,080
	Liu Chong Hing Bank, Ltd.	1,466,000	2,283,884
	Liu Chong Hing Investment, Ltd.	976,000	901,044
	Luks Industrial Group, Ltd.	736,560	109,554
*	MACRO-LINK International Holdings, Ltd.	843,750	32,997

36

*	Magnificent Estates, Ltd.	14,072,600	268,859
	Melbourne Enterprises, Ltd.	41,000	160,342
	Midas International Holdings, Ltd.	1,102,000	93,259
	Min Xin Holdings, Ltd.	1,184,000	253,532
	Miramar Hotel & Investment Co., Ltd.	1,468,000	2,362,292
*	Morning Star Resources, Ltd.	3,075,000	27,600
*	Nam Fong International Holdings, Ltd.	1,740,000	16,733
*	Nam Hing Holdings, Ltd.	538,000	12,348
	Nanyang Holdings, Ltd.	80,850	93,819
	National Electronics Holdings, Ltd.	5,104,000	163,612
*	New City (Beijing) Development, Ltd.	6,760	230
	New Hanison Construction Hldg	231,373	20,174
* #	New World China Land, Ltd.	4,648,800	2,011,771
*	New World Cyberbase, Ltd.	4,240	163
	New World Development Co., Ltd.	6,792,370	6,923,925
*	New World TMT, Ltd.	2,662,000	204,797
*	Onfem Holdings, Ltd.	1,816,000	162,996
	Orient Power Holdings, Ltd.	884,573	69,187
	Oriental Watch Holdings, Ltd.	768,000	159,529
#	Pacific Andes International Holdings, Ltd.	2,330,000	403,324
	Pacific Century Insurance Holdings, Ltd.	478,000	220,645
*	Pacific Plywood Holdings, Ltd.	10,094,000	51,771
	Paul Y. ITC Construction Holdings, Ltd.	2,669,088	847,036
	Peace Mark Holdings, Ltd.	537,510	135,774
	Pico Far East Holdings, Ltd.	1,554,000	219,183
	Playmates Holdings, Ltd.	1,492,000	348,180
	Pokfulam Development Co., Ltd.	244,000	96,987
* #	Pokphand (C.P.) Co., Ltd.	916,000	48,155
*	Poly Investments Holdings, Ltd.	1,428,000	31,127
*	Premium Land, Ltd.	13,950,000	76,914
	Prime Success International Group, Ltd.	800,000	174,382
#	Proview International Holdings, Ltd.	1,784,000	368,285
*	QPL International Holdings, Ltd.	651,000	99,333
*	Rainbow International Holdings, Ltd.	40,798	110
*	Regal Hotels International Holdings, Ltd.	22,726,179	1,864,963
*	Rexcapital International Holdings, Ltd.	5,170,090	114,685
*	Riverhill Holdings, Ltd.	54,398	753
*	RNA Holdings, Ltd.	580,200	2,009
*	Roadshow Holdings, Ltd.	2,780,000	324,377
	S.A.S.Dragon Holdings, Ltd.	94,400	10,773
*	San Miguel Brewery Hong Kong, Ltd.	1,130,400	293,509
	Sea Holdings, Ltd.	1,444,000	527,686
*	Seapower Resources International, Ltd.	167,100	3,192
*	Shanghai Land Holdings, Ltd.	352,000	15,571
#	Shanghai Real Estates, Ltd.	1,828,000	297,676
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,212,749	270,573
	Shenyin Wanguo (Hong Kong), Ltd.	1,110,000	119,555
	Shougang Concord Century Holdings, Ltd.	1,000,000	102,578
*	Shougang Concord Grand (Group), Ltd.	833,000	85,447
*	Shougang Concord Technology Holdings, Ltd.	3,247,035	245,642
*	Shun Ho Resources Holdings, Ltd.	510,000	35,312
*	Shun Ho Technology Holdings, Ltd.	814,380	61,609
	Shun Tak Holdings, Ltd.	3,313,000	3,292,206
*	Sincere Co., Ltd.	872,000	50,314

37

	Sino Hotels (Holdings), Ltd.	281,608	155,266
*	Sino Prosper Holdings, Ltd.	1,680,000	71,086
*	Sino-I.com, Ltd.	59,317,000	1,194,105
	Sinolink Worldwide Holdings, Ltd.	4,286,400	681,519
	Sinopec Kantons Holdings, Ltd.	2,578,000	406,586
	SIS International Holdings, Ltd.	326,000	28,424
	SNP Leefung Holdings, Ltd.	128,000	22,321
*	Softbank Investment International (Strategic), Ltd.	4,112,000	46,925
	South China Holdings, Ltd.	4,060,800	208,274
	South China Industries, Ltd.	1,182,000	98,513
*	South Sea Holdings Co., Ltd.	83,400,000	513,300
	Starlight International Holdings, Ltd.	2,250,000	213,490
	Stelux Holdings International, Ltd.	2,455,552	236,143
	Styland Holdings, Ltd.	1,359,999	4,360
*	Sun Fook Kong Holdings, Ltd.	4,518,000	86,896
	Sun Hung Kai & Co., Ltd.	3,340,000	1,027,831
*	Sunday Communications, Ltd.	4,227,000	303,518
	Sunway International Holdings, Ltd.	1,002,000	42,398
	Tai Cheung Holdings, Ltd.	1,899,000	1,053,113
	Tai Fook Securities Group, Ltd.	908,000	139,711
	Tai Sang Land Development, Ltd.	796,900	252,897
	Tak Sing Alliance Holdings, Ltd.	1,299,335	60,810
#	Tan Chong International, Ltd.	2,943,000	592,453
*	TCL International Holdings, Ltd.	1,090,000	252,970
	Tern Properties Co., Ltd.	168,000	48,468
*	Tian An China Investments Co., Ltd.	1,971,700	613,079
	Tian Teck Land, Ltd.	800,000	261,574
	Tianjin Development Holdings, Ltd.	1,462,000	637,368
*	Tomorrow International Holdings, Ltd.	330,600	29,673
*	Topsearch International (Holdings), Ltd.	240,000	34,774
	Tungtex (Holdings) Co., Ltd.	558,000	248,630
*	Tysan Holdings, Ltd.	614,000	18,108
*	U-Cyber Technology Holdings, Ltd.	370,000	9,204
*	Universe International Holdings, Ltd.	301,756	2,244
	USI Holdings, Ltd.	671,999	189,564
	Van Shung Chong Holdings, Ltd.	1,672,000	222,963
*	Wah Nam International Holdings, Ltd.	12,600	210
	Wai Kee Holdings, Ltd.	1,813,000	383,571
*	Wellnet Holdings, Ltd.	1,793,000	90,812
	Wheelock Properties, Ltd.	6,271,000	3,156,024
*	Winfoong International, Ltd.	1,525,000	77,238
	Wing On Co. International, Ltd.	864,000	1,190,930
	Wing Shan International, Ltd.	1,130,000	62,303
	Winsor Properties Holdings, Ltd.	110,000	107,899
*	Wo Kee Hong Holdings	4,282,332	27,455
	Wong’s International (Holdings), Ltd.	209,000	24,387
	World Houseware (Holdings), Ltd.	672,342	23,277
	Y. T. Realty Group, Ltd.	1,166,000	164,458
	Yangtzekiang Garment Manufacturing Co., Ltd.	206,000	52,828
*	Yaohan International Holdings, Ltd.	1,660,000	0
	Yau Lee Holdings, Ltd.	1,191,750	105,438
*	Yue Fung International Group Holding, Ltd.	31,490	4,240
	Yugang International, Ltd.	22,844,000	386,643
*	Zhu Kuan Development Co., Ltd.	1,362,000	73,348
TOTAL COMMON STOCKS (Cost $71,383,391)			101,658,023

38

RIGHTS/WARRANTS — (0.0%)
* #	Champion Technology Holdings, Ltd. Warrants 02/16/06	554,080	19,893
*	China Credit Holdings Warrants 09/30/09	39,200	573
*	China Travel International Investment, Ltd. Warrants 05/31/06	1,355,200	199,832
* #	Pacific Andes International Holdings, Ltd. Warrants 07/31/06	295,600	10,992
*	QPL International Holdings, Ltd. Warrants 10/14/07	130,200	4,925
TOTAL RIGHTS/WARRANTS (Cost $0)			236,215

INVESTMENT IN CURRENCY — (0.0%)
*	Hong Kong Dollars		218,350
(Cost $218,327)
TOTAL — HONG KONG (Cost $71,601,718)			102,112,588

FINLAND — (2.7%)
COMMON STOCKS — (2.7%)
*	Amanda Capital Oyj	1,386,250	403,833
	Amer-Yhtymae Oyj Series A	241,800	4,514,539
	Aspocomp Group P.L.C.	123,800	808,175
	Bank of Aland, Ltd.	5,700	173,596
*	Benefon Oy	19,000	4,025
	Componenta Oyj	42,800	487,961
	Efore Oy	37,600	167,786
	Elcoteq Network Corp.	54,550	1,191,837
*	Elisa Communications Corp.	6,247	111,672
*	Eq Online Oyj	60,440	161,664
*	Evox Rifa Group Oyj	120,395	17,536
	Finnair Oyj	548,100	4,492,504
#	Finnlines Oyj	256,300	4,764,899
	Fiskars Oy AB Series A	195,860	2,370,446
	HK Ruokatalo Oy Series A	158,100	1,946,941
	Honkarakenne Oy Series B	15,900	120,008
#	Huhtamaki Van Leer Oyj	889,950	13,964,390
	Ilkka-Yhtyma Oyj	14,620	173,264
	Julius Tallberg-Kiinteistoet Oy, Helsinki Series B	11,601	155,151
* #	Kemira GrowHow Oyj	26,158	238,997
	Kemira Oyj	321,100	4,953,410
	Laennen Tehtaat Oy	41,050	733,812
	Lemminkainen Oy	84,200	2,006,886
	Leo Longlife Oy	25,350	152,731
	Metsaemarkka Oyj Series B	4,768	45,016
	M-real Oyj Series B	387,330	2,328,493
*	Okmetic Oyj	102,475	373,155
	Okobank Class A	366,680	5,583,713
	Olvi Oyj Series A	26,200	508,596
	Raisio Group P.L.C. Series V	857,400	2,656,669

39

	Rautaruukki Oyj Series K	941,310	13,087,599
	Raute Oy Series A	18,600	221,663
*	Satama Interactive Oyj	42,000	52,278
	Sponda Oyj	521,935	5,204,145
*	SSH Communications Oyj	164,150	310,824
*	Stonesoft Corp.	282,398	179,490
	Tamfelt Oyj	2,100	24,526
*	Tecnomen Holding Oyj	397,197	699,513
	Tulikivi Oyj	29,500	251,953
	Turkistuottajat Oy	9,900	93,206
	Viking Line AB	18,100	556,038
	Wartsila Corp. Oyj Series B	324,450	8,442,058
	Yit-Yhtymae Oyj	106,200	3,248,438

TOTAL — FINLAND (Cost $54,905,433)			87,983,436

NETHERLANDS — (2.4%)
COMMON STOCKS — (2.4%)
	AM NV	466,821	4,908,049
	Batenburg Beheer NV	1,800	84,065
*	Begemann Groep NV	24,247	88,294
*	Begemann Groep NV Series B	44,600	12,402
	Boskalis Westminster NV	23,304	887,169
	Brunel International NV	22,100	321,024
#	Buhrmann NV	585,366	6,557,463
	DOCdata NV	24,290	176,579
#	Draka Holding NV	181,764	3,189,053
*	Econosto NV	23,804	63,040
	Gamma Holding NV	58,811	3,072,158
	Gemeenschappeljk Bezit Crown van Gelder NV	35,962	835,717
	Grontmij NV	20,061	1,213,967
* #	Hagemeyer NV	1,194,430	3,432,088
	Heijmans NV	181,709	6,893,489
*	Ispat International NV	13,666	576,353
	Kas Bank NV	103,866	2,386,222
*	Kendrion NV	51,681	88,279
	Koninklijke Bam NV	81,843	4,492,045
	Koninklijke Nedlloyd NV	106,876	6,021,681
	Koninklijke Ten Cate NV	46,495	3,755,555
	Koninklijke Vopak NV	100,542	2,363,110
	MacIntosh NV	23,191	890,544
*	Maverix Capital NV	900	45,286
	Nutreco Holding NV	19,168	660,169
	Oce NV	154,014	2,549,225
* #	Petroplus International NV	127,889	1,515,634
	Reesink NV	2,110	204,658
	Roto Smeets de Boer NV	22,107	1,169,458
*	Samas-Groep NV	62,743	530,059
*	Seagull Holding NV	2,000	8,739
* #	Semiconductor Industries NV	188,911	1,090,641
	Smit Internationale NV	20,375	890,057

40

	Stork NV	92,187	3,623,027
*	Textielgroep Twenthe NV	1,200	3,973
*	Tulip Computers NV	38,643	9,722
	Twentsche Kabel Holding NV	23,496	976,926
	Univar NV	168,511	5,417,700
*	Van Der Mollen Holding NV	353,321	2,835,177
* #	Versatel Telecom International NV	534,428	1,344,562
*	Wegener Arcade NV .	190,704	2,727,229

TOTAL — NETHERLANDS (Cost $48,577,601)			77,910,588

ITALY — (2.3%)
COMMON STOCKS — (2.3%)
*	A.S. Roma SpA	208,000	141,843
	Acegas SpA	160,674	1,931,833
*	Alitalia Linee Aeree Italiane SpA Series A	12,495,747	4,055,492
	Banca Popolare Dell’etruria e Del Lazio Scrl	43,573	1,060,476
	Banca Popolare di Spoleto SpA	500	5,701
#	Banco Piccolo Valellinese Scarl SpA	11,847	160,480
	Biesse SpA	120,000	635,593
	Buzzi Unicem SpA	28,500	483,051
	Caltagirone Editore SpA	302,462	2,869,624
	Caltagirone SpA	595,400	5,069,415
	Carraro SpA	108,000	590,625
*	Cembre SpA	12,452	56,390
	Cementir Cementerie del Tirreno SpA	929,859	5,423,767
*	Centrale del Latte di Torino & Co. SpA	39,050	246,648
	CIR SpA (Cie Industriale Riunite), Torino	1,315,000	4,091,962
*	Cirio Finanziaria SpA	960,000	221,186
#	Cremonini SpA	115,750	414,214
*	CSP International Industria Calze SpA	97,000	159,269
#	Danieli & C.Officine Meccaniche SpA	205,825	1,455,383
#	De Longhi SpA	752,732	3,239,379
*	Finarte Casa d’Aste SpA (Milano)	5,000	6,627
* #	Finarte Partecipazioni Pro Arte SpA	1,472,050	159,251
	Gefran SpA	72,504	533,795
	Gemina SpA	1,897,434	3,014,990
*	Giacomelli SpA	168,000	40,042
*	Giovanni Crespi SpA	302,100	384,025
*	Gruppo Ceramiche Ricchetti SpA	269,565	619,657
	I Grandi Viaggi SpA	190,100	271,607
* #	Immobiliare Lombardia SpA	2,796,456	709,112
	Immsi SpA	211,292	484,864
#	Impregilo SpA	2,570,000	1,555,204
*	Industria Romagnola Conduttori Elettrici SpA	141,624	624,481
	Intek SpA	438,568	432,645
	Italmobiliare SpA, Milano	29,780	2,176,716
	La Doria SpA	124,000	430,191
*	Lavorwash SpA	43,000	123,272
	Linificio and Canapificio Nazionale SpA	46,250	195,975
	Maffei SpA	128,000	300,170

41

	Manifattura Lane Gaetano Marzotto & Figli SpA	212,000	4,151,854
	Milano Assicurazioni SpA	732,200	4,265,996
*	Monrif SpA	183,000	274,791
*	Montefibre SpA	556,474	238,742
*	Necchi SpA	792,500	74,507
*	NGP SpA	42,059	19,492
	Olidata SpA	101,691	141,118
*	Opengate Group SpA	22,800	57,664
*	Pagnossin SpA	79,000	76,573
	Pininfarina SpA	8,416	259,768
* #	Premafin Finanziaria SpA Holding di Partecipazioni, Roma	1,679,827	3,581,199
	Premuda SpA	674,709	1,313,324
*	Ratti SpA	130,000	92,095
* #	Reno de Medici SpA, Milano	1,355,135	1,392,459
	Risanamento Napoli SpA	1,381,281	4,389,664
	SAES Getters SpA	31,000	680,998
*	Sirti SpA	139,803	379,497
	SISA (Societa Imballaggi Speciali Asti SpA)	113,283	364,510
*	SNIA SpA	1,188,493	413,895
	Sogefi SpA	101,876	523,410
	Sol SpA	102,000	648,305
*	SOPAF (Societa Partecipazioni Finanziarie SpA)	493,500	160,100
*	Sorin SpA	35,430	120,102
*	STA Metallurgica Italiana SpA	1,622,949	1,114,273
#	Stefanel SpA	272,131	981,034
	Targetti Sankey SpA	100,000	711,070
	Terme Demaniali di Acqui SpA	553,330	553,183
	Trevi-Finanziaria Industriale SpA	322,240	633,642
*	Vemer Siber Group SpA	13,800	12,335
	Vianini Industria SpA	163,800	595,922
	Vianini Lavori SpA	233,090	2,067,933
	Zucchi (Vincenzo) SpA	122,989	664,453
TOTAL COMMON STOCKS (Cost $42,058,642)			75,328,863

RIGHTS/WARRANTS — (0.0%)
*	Roncadin SpA Warrants 10/15/07	63,180	11,988
(Cost $0)
TOTAL — ITALY (Cost $42,058,642)			75,340,851

SINGAPORE — (2.1%)
COMMON STOCKS — (2.1%)
*	Acma, Ltd.	3,856,500	107,006
	Allgreen Properties, Ltd.	5,592,000	3,827,303
	Amtek Engineering, Ltd.	113,000	74,553
*	Apollo Enterprises, Ltd.	240,000	75,842
*	ASA Group Holdings, Ltd.	857,000	134,748
	Ascott Group, Ltd.	7,610,038	2,346,170
*	Asia Food and Properties, Ltd.	1,820,000	538,661
	Auric Pacific Group, Ltd.	57,000	39,012

42

	Beyonics Technology, Ltd.	1,297,000	335,886
*	Blu Inc. Group, Ltd..	1,085,000	103,697
	Bonvests Holdings, Ltd.	675,400	241,542
*	Causeway Investment, Ltd.	539,000	64,808
*	Chemical Industries (Far East), Ltd.	40,000	15,538
	China Merchants Holdings Pacific, Ltd.	469,000	185,078
*	CK Tang, Ltd.	983,000	242,447
	Courts Singapore, Ltd.	760,000	248,366
	Eagle Brand Holdings, Ltd.	5,722,000	282,254
	Eastern Asia Technology, Ltd.	884,000	144,444
*	Econ International, Ltd.	1,412,000	39,179
	ECS Holdings, Ltd.	1,636,000	297,583
	Eng Wah Organisation, Ltd.	481,000	87,492
*	Excel Machine Tools, Ltd.	473,000	4,375
*	Firstlink Investments Corp., Ltd.	923,000	73,986
	GB Holdings, Ltd.	231,000	158,102
	Guocoland, Ltd.	3,092,000	2,345,024
	Hiap Moh Corp., Ltd.	10,125	2,091
	Ho Bee Investment, Ltd.	1,277,000	279,526
	Hong Fok Corp., Ltd.	1,924,000	302,516
#	Hong Leong Finance, Ltd.	457,000	935,528
	Hotel Grand Central, Ltd.	655,400	195,998
	Hotel Plaza, Ltd.	942,000	482,094
	Hotel Properties, Ltd.	2,333,000	1,942,009
	Hour Glass, Ltd.	349,000	132,344
	Hwa Hong Corp., Ltd.	3,329,000	1,036,592
	International Factors (Singapore), Ltd.	22,000	8,817
*	Interra Resources, Ltd.	139,180	8,582
*	Intraco, Ltd.	316,000	61,376
*	IPC Corp., Ltd.	812,000	70,095
	Isetan (Singapore), Ltd.	152,000	264,299
	Jurong Engineering, Ltd.	199,000	283,444
	K1 Ventures, Ltd.	7,899,000	1,290,686
	Keppel Land, Ltd.	3,609,000	5,563,263
	Kian Ann Engineering, Ltd.	861,000	90,252
	Koh Brothers, Ltd.	1,445,000	115,828
	Lee Kim Tah Holdings, Ltd.	2,313,000	399,334
*	Leong Hin Holdings, Ltd.	516,000	90,677
	Low Keng Huat Singapore, Ltd.	368,000	98,705
	Lum Chang Holdings, Ltd.	1,211,000	160,541
	Magnecomp International, Ltd.	526,000	222,167
	Marco Polo Developments, Ltd.	2,153,000	3,318,843
	MCL Land, Ltd.	1,863,000	2,274,473
	Metro Holdings, Ltd.	2,980,800	891,410
	Natsteel, Ltd.	214,000	298,212
	Neptune Orient Lines, Ltd.	3,529,000	7,833,518
*	Orchard Parade Holdings, Ltd.	1,293,625	311,083
	Overseas Union Enterprise, Ltd.	459,000	2,136,792
	Pan-United Corp., Ltd.	1,101,000	230,818
*	Pan-United Marine, Ltd.	550,500	83,162
*	Penguin Boat International, Ltd.	642,000	43,544
	Pertama Holdings, Ltd.	105,000	17,481
	PSC Corp., Ltd.	1,435,000	66,361
*	QAF, Ltd.	895,000	284,206

43

	Raffles Holdings, Ltd.	9,898,000	3,936,496
	San Teh, Ltd.	579,000	135,664
	Singapore Land, Ltd.	1,507,000	5,296,522
	Singapore Reinsurance Corp., Ltd	543,000	88,726
	Singapore Shipping Corp., Ltd.	2,153,000	557,566
	Singapura Finance, Ltd.	84,000	75,102
	SNP Corp., Ltd.	185,000	106,656
*	SP Corp., Ltd.	55,000	2,543
	Ssangyong Cement (Singapore), Ltd.	77,000	45,579
	Stamford Land Corp., Ltd.	4,308,000	650,795
	Straits Trading Co., Ltd.	2,007,200	2,970,329
*	Sunright, Ltd.	196,000	35,047
	Superior Metal Printing, Ltd.	552,000	59,563
	TT International, Ltd.	749,000	92,367
*	Tuan Sing Holdings, Ltd.	4,197,000	271,726
*	Ultro Technologies, Ltd.	693,000	38,457
	United Engineers, Ltd.	1,038,666	1,139,984
	United Industrial Corp., Ltd.	7,075,000	4,275,188
	United Overseas Land, Ltd.	3,262,000	4,344,506
	United Pulp & Paper Co., Ltd.	391,000	109,696
#	WBL Corp., Ltd.	445,500	911,987
	Wing Tai Holdings, Ltd.	3,320,333	1,863,055
	Xpress Holdings, Ltd.	370,000	13,689
TOTAL COMMON STOCKS (Cost $52,430,235)			70,861,006

INVESTMENT IN CURRENCY — (0.0%)
*	Singapore Dollars		26,878
(Cost $26,452)
TOTAL — SINGAPORE (Cost $52,456,687)			70,887,884

BELGIUM — (1.8%)
COMMON STOCKS — (1.8%)
	Ackermans & Van Haaren SA	7,990	318,352
*	Associated Weavers International	2,400	34,640
	Banque Nationale de Belgique	787	3,820,889
	Bekaert SA	39,600	3,358,554
	CFE (Compagnie Francois d’Entreprises)	3,812	1,424,957
	Cofinimmo SA	56,993	9,380,601
	Compagnie Maritime Belge	245,295	9,481,145
	D’Ieteren SA	9,562	2,173,988
	Euronav SA	245,295	8,120,200
	Exmar NV	29,600	1,900,953
	Floridienne NV	1,900	154,727
* #	Immobel (Cie Immobiliere de Belgique SA)	32,502	1,461,127
*	Integrated Production & Test Engineering NV	28,600	114,748
* #	Ion Beam Application SA	183,300	1,521,837
*	Ipso-Ilg SA	38,662	350,682
	Nord-Sumatra Investissements SA	421	183,407
	Papeteries de Catala SA	450	53,688

44

	Quick Restaurants SA	38,332	812,626
*	Quick Restaurants VVPR	27,380	725
	Recticel SA	97,731	993,875
	Rosier SA	200	32,574
*	Sait Radioholland	21,764	123,057
	Sapec SA	7,671	710,522
*	Solvus SA	146,000	3,361,944
	Spector Photo Group SA	11,701	111,556
*	Systemat SA	68,225	476,093
	Telindus Group SA	218,239	2,534,370
	Tessenderlo Chemie	166,787	7,482,446
	Warehouses de Pauw Sicafi	6,260	306,949
TOTAL COMMON STOCKS (Cost $32,297,689)			60,801,232

RIGHTS/WARRANTS — (0.0%)
*	Belge des Betons Contingent Rights	12,520	0
*	Zenitel Rights	21,764	0
TOTAL RIGHTS/WARRANTS (Cost $0)			0

TOTAL — BELGIUM (Cost $32,297,689)			60,801,232

GREECE — (1.6%)
COMMON STOCKS — (1.6%)
*	Aegek S.A.	369,814	298,711
*	Agrotiki Insurance S.A.	44,150	168,953
	Alco Hellas ABEE S.A.	145,300	290,523
*	Allatini Industrial & Commercial Co.	58,400	92,023
	Alte Technological Co. S.A.	299,816	71,460
*	Altec Information & Communication Systems S.A.	348,200	253,588
	Alumil Milonas S.A.	88,060	359,143
*	Aluminum of Attica S.A.	337,348	89,340
	Anek Lines S.A.	258,359	437,897
	Arcadia Metal Industry C. Rokas S.A.	84,011	1,012,315
*	Aspis Bank S.A.	91,370	396,840
*	Aspis Pronia General Insurance S.A.	194,160	169,684
*	Astir Palace Vouliagmenis S.A.	11,930	104,893
*	Athens Medical Center S.A.	418,340	952,787
	Athens Water Supply & Sewage Co. S.A.	58,200	454,688
	Atlantic Super Market S.A.	128,310	229,368
	Attica Holdings S.A.	482,314	2,158,662
	Atti-Kat S.A.	378,008	350,378
	Bank of Greece	41,488	5,617,251
*	Bitros Holdings S.A.	82,020	304,100
	Chipita S.A.	162,730	590,413
	Delta Holdings S.A.	64,300	524,481
	Edrasi Psalllidas Technical Co. S.A.	117,012	130,151
	Egnatia Bank S.A.	457,070	1,985,156
	El. D. Mouzakis S.A.	123,900	121,406

45

*	Empedos S.A.	56,700	6,006
*	Ergas S.A.	104,948	34,742
	ETEM S.A. Light Metals Industry	120,028	311,513
	Ethniki General Insurance Co. S.A.	9,950	64,823
*	Etma Rayon S.A.	39,176	78,850
*	Euro Reliance General Insurance	16,470	30,096
	Euromedica S.A.	109,200	199,545
*	European Techniki	98,150	29,892
*	Fanco S.A.	44,900	29,133
*	Forthnet S.A.	61,700	403,599
*	Fourlis S.A.	155,000	1,317,664
	Frigoglass S.A.	176,140	974,927
	G.Polyhronos S.A.	27,800	32,762
	General Commercial & Industry	96,240	105,772
*	General Hellenic Bank	124,299	1,751,247
	Halkor S.A.	132,600	342,386
	Hatziioannou S.A.	97,400	150,898
	Hellas Can Packaging Manufacturers S.A.	64,287	643,551
*	Hellenic Cables S.A.	122,938	183,951
	Hellenic Fabrics S.A.	55,000	154,396
	Hellenic Sugar Industry S.A.	55,180	334,646
	Hellenic Technodomiki S.A.	673,720	3,425,695
	Hermes Real Estate S.A.	115,846	671,884
	Inform P. Lykos S.A.	21,930	107,443
	Intracom Constructions S.A.	129,640	209,429
	Intracom S.A.	735,896	4,599,350
*	J Boutaris & Son Holding S.A.	105,600	130,042
	Kalpinis - N. Simos Steel Service Center	49,238	263,402
*	Karatzis SA	58,710	90,957
	Kathimerini S.A.	73,740	706,935
	Katselis Sons S.A.	21,000	64,513
*	Keranis Holdings SA	71,500	30,297
	Kordellou Brothers S.A.	17,200	51,928
*	Lambrakis Press S.A.	232,459	1,071,183
*	Lavipharm S.A.	160,616	274,357
*	Loulis Mills S.A.	77,428	182,497
*	Maritime Company of Lesvos S.A.	164,000	93,379
*	Maxim Knitwear Factory C.M. Pertsinidis	61,360	26,813
	Mesochoritis Bros. Construction Co. S.A.	89,900	45,236
	Michaniki S.A.	309,918	870,003
	Minoan Lines S.A.	328,387	1,304,503
	Mochlos S.A.	679,690	396,006
	Mytilineos Holdings S.A.	128,870	1,586,985
*	N. Levederis S.A.	24,700	22,240
	N.B.G. Real Estate Development Co.	115,550	731,368
*	Naoussa Spinning Mills S.A.	81,900	44,464
	Nexans Hellas S.A.	25,070	91,290
	Nikas S.A.	35,183	250,642
	Notos Com.Holdings S.A.	11,808	55,975
	Pantechniki S.A.	201,405	360,033
*	Parnassos Enterprises S.A.	93,550	96,622
*	Pegasus Publishing & Printing S.A.	217,030	546,024
*	Petzetakis S.A.	88,200	287,304
*	Pilias S.A.	85,264	21,451

46

	Piraeus Leasing	23,551	209,564
*	Prodeftiki Technical Co.	164,900	82,974
*	Sanyo Hellas S.A.	323,808	317,291
	Sarantis S.A.	154,900	1,197,850
	Sato S.A.	93,160	90,051
*	Selected Textile Industry Assoc. S.A.	171,500	111,275
	Sfakianakis S.A.	38,370	275,378
*	Sheet Steel S.A.	77,100	28,586
*	Shelman Hellenic-Swiss Wood S.A.	155,548	193,611
	Silver and Baryte Ores Mining Co. S.A.	88,550	715,248
	Spyroy Agricultural House S.A.	103,200	120,254
*	Stabilton S.A.	221,900	23,506
	Strintzis Shipping Lines S.A.	486,146	708,105
	Technical Olympic S.A.	626,840	4,116,958
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	23,730	6,599
	Teletypos S.A. Mega Channel	18,390	95,944
	Terna Tourist Technical & Maritime S.A.	33,100	294,534
	Themeliodomi S.A.	140,360	239,757
	Thrace Plastics Co. S.A.	210,660	334,735
*	Varvaressos S.A. European Spinning Mills	36,350	33,212
*	Veterin S.A.	62,096	96,203
	Vioter S.A.	227,695	352,758
*	Vis Container Manufacturing Co.	12,511	44,232
*	Zampa S.A.	1,750	23,265
TOTAL COMMON STOCKS (Cost $44,973,041)			52,766,750

RIGHTS/WARRANTS — (0.0%)
*	Naoussa Spinning Mills S.A. Rights 03/11/05	81,900	29,823
(Cost $155,247)
TOTAL — GREECE (Cost $45,128,288)			52,796,573

SPAIN — (1.4%)
COMMON STOCKS — (1.4%)
*	Amper SA	101,200	682,082
* #	Avanzit SA	76,700	167,578
#	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	11,875	1,446,637
	Cementos Portland SA	2,644	175,928
	Cie Automotive SA	17,839	305,899
	Cortefiel SA	364,515	6,545,052
*	Dogi International Fabrics SA	21,900	137,745
* #	Duro Felguera SA	65,433	760,728
*	Ercros SA	1,275,913	1,385,393
*	Espanola del Zinc SA	53,703	130,844
	Europistas Concesionaria Espanola SA	95,013	696,997
	Funespana SA	43,617	456,269
	Global Steel Wire SA	73,031	310,420
#	Grupo Empresarial Ence SA	82,280	2,725,961
* #	Grupo Picking Pack SA	1,079,666	857,785
	Hullas del Coto Cortes	7,000	96,213

47

	Iberpapel Gestion SA	65,162	1,445,264
	Inbesos SA	26,897	169,175
	Inmobiliaria Colonial SA ICSA	79,400	3,811,242
	Inmobiliaria Urbis SA	288,600	4,624,020
*	LSB (La Seda de Barcelona SA) Series B	211,150	698,987
*	Mecalux SA	101,989	1,334,284
*	Nicolas Correa SA	37,386	182,177
	Obrascon Huarte Lain SA	434,910	5,298,162
	Pescanova SA	63,141	1,534,213
#	Sol Melia SA	111,200	1,276,621
	Tavex Algodonera SA	139,958	654,200
* #	Tecnocom Telecomunicaciones y Energia SA	35,910	324,769
	Tubacex SA	825,332	2,666,592
	Tubos Reunidos SA	4,400	46,668
	Unipapel SA	74,558	1,704,014
* #	Uralita SA	672,840	3,679,594
*	Urbanizzciones y Transportes SA	79,329	115,548
	Vidrala SA, Alava	10,880	244,915
	Viscofan Industria Navarra de Envolturas Celulosicas SA	24,100	257,530

TOTAL — SPAIN (Cost $17,943,841)			46,949,506

NORWAY — (1.3%)
COMMON STOCKS — (1.3%)
	ABG Sundal Collier ASA	93,000	104,521
*	Aker Kvaerner OGEP ASA	33,500	1,092,286
* #	Aker Yards ASA	48,248	1,468,276
	Bonheur ASA	39,205	2,158,907
*	Choice Hotel Scandinavia ASA	13,000	50,237
*	Dale of Norway Holding ASA	18,200	6,740
#	Det Norske Oljeselskap ASA Series A	161,379	1,104,339
* #	DOF ASA	30,000	107,719
*	EDB Elektronisk Data Behandling ASA	1,800	14,173
	Farstad Shipping ASA	65,000	889,608
* #	Fjord Seafood ASA	1,451,246	675,313
* #	Fred Olsen Energy ASA	303,500	5,033,411
	Ganger Rolf ASA	36,850	1,940,223
	Gresvig ASA	13,300	101,721
*	Home Invest ASA	7,066	5,689
* #	Independent Oil Tools ASA	137,172	55,217
	Kongsberg Gruppen ASA	23,900	407,915
	Kverneland ASA	39,457	505,077
* #	Merkantildata ASA	1,286,200	484,608
#	Nera ASA	660,611	1,521,067
* #	Ocean Rig ASA	168,549	1,009,568
	Odfjell ASA Series A	176,948	8,063,035
*	Petroleum Geo-Services ASA (New)	7,000	501,562
*	Petrolia Drilling ASA	388,760	65,726
* #	SAS AB	38,000	431,359
*	Scana Industrier ASA	33,500	18,340
*	Sinvest ASA	6,003	25,904

48

	Smedvig ASA Series A	281,900	5,310,646
*	Software Innovation ASA	47,062	139,429
	Solstad Offshore ASA	86,000	1,107,783
*	Tandberg Data ASA	107,700	170,812
*	Tandberg Storage ASA	107,700	51,504
* #	Tandberg Television ASA	169,300	2,099,008
*	TTS Marine ASA	25,000	89,766
*	Tybring-Gjed ASA	163,020	83,471
	Veidekke ASA	7,000	136,380
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	245,200	6,356,424
TOTAL — NORWAY (Cost $15,315,101)			43,387,764

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
	Aarhus Oliefabrik A.S. Aeries A	10,395	991,242
*	Alm. Brand A.S.	45,705	1,544,926
	Amagerbanken A.S.	4,226	618,756
	Ambu International A.S. Series B	6,080	232,559
	Amtssparekassen Fyn A.S.	4,181	760,189
*	Andersen & Martini Series B	3,500	19,925
	Arkil Holdings A.S. Series B	680	111,419
	Bording (F.E.) A.S. Series B	475	28,309
*	Brodrene Hartmann A.S. Series B	13,560	313,612
*	Brondbyernes I.F. Fodbold A.S. Series B	2,800	29,639
	Codan A.S.	52,875	2,887,879
	Dalhoff, Larsen & Hornemann A.S. Series B	3,663	286,734
	Dampskibsselsk Torm A.S.	73,140	4,046,743
*	Danionics A.S. Series A	12,586	10,524
*	Denka Holding A.S.	400	24,907
	DFDS A.S., Copenhagen	20,820	1,203,800
	DiskontoBanken A.S.	1,301	291,634
	Djursland Bank	2,365	178,397
	East Asiatic Co., Ltd.	46,252	2,464,436
	Egnsbank Han Herred	3,181	543,282
*	Fimiston Resources & Technology Ltd.	2,000	32,379
* #	FLS Industries Series B	138,986	2,670,454
	Foras Holding A.S. Series A	31,379	401,941
#	Forstaedernes Bank	6,931	591,871
*	Genmab A.S.	11,592	236,132
*	Glostrup Plade Vaerksted Industri A.S.	2,600	65,220
	H&H International A.S. Series B	500	122,221
	Harboes Bryggeri A.S.	460	176,849
	Hedegaard (Peder P.) A.S.	1,406	136,324
	Hojgaard Holding A.S. Series B	7,075	264,324

49

	HVB Bank A.S.	3,110	182,585
	Kompan A.S.	310	68,552
	Lan & Spar Bank A.S.	5,706	309,615
	Lokalbanken I Nordsjaelland A.S.	690	156,513
*	Migatronic Series B	1,294	38,675
	Mons Bank A.S.	424	72,792
	Morso Bank	240	41,417
	NKT Holding A.S.	57,585	1,833,803
	Nordjyske Bank A.S.	1,203	264,316
	Norresundby Bank	439	178,070
*	NTR Holdings A.S.	1,650	19,668
	Per Aarsleff A.S. Series B	5,540	359,743
*	Pharmexa A.S.	42,400	228,559
	Ringkjobing Bank	3,440	320,686
	Ringkjobing Landbobank	250	104,520
	Rockwool, Ltd.	26,020	1,689,625
*	RTX Telecom A.S.	6,800	73,795
	Salling Bank	500	53,461
	Sanistal A.S. Series B	4,670	475,229
*	Scanbox Danmark A.S. Series B	3,400	1,167
	Scandinavian Brake Systems A.S.	510	50,356
	Schouw & Co. A.S.	31,885	828,189
	Skaelskor Bank	3,600	129,373
	Skjern Bank A.S.	1,530	143,719
*	Spaencom A.S.	300	11,742
	Spar Nord Bank A.S.	11,919	1,547,936
	Sparbank Vest A.S.	11,870	582,841
	Sparekassen Faaborg A.S.	1,634	552,327
	Sydbank A.S.	17,570	3,625,935
* #	TK Development	26,740	176,968
*	Torsana A.S. Series B	200	4,483
	Totalbanken A.S.	600	103,008
*	Treka A.S.	26,230	608,974
*	Vestfyns Bank	500	71,696
	Vestjysk Bank A.S.	19,420	732,446
	VT Holdings Shares B	5,900	391,518

TOTAL — DENMARK (Cost $15,463,263)			37,320,929

IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
	Abbey P.L.C.	210,831	2,596,303
*	Arcon International Resources P.L.C.	44,160	35,085
*	Ardagh P.L.C.	77,019	290,657
*	Datalex P.L.C.	123,100	68,461
	Donegal Creameries P.L.C.	28,204	166,192
*	Dragon Oil P.L.C.	2,523,854	4,578,496
	Grafton Group P.L.C.	124,009	1,683,120
	Greencore Group P.L.C.	448,286	1,941,069
	IFG Group P.L.C.	307,277	353,987
*	Iona Technologies P.L.C.	146,143	696,656

50

	Irish Intercontental Group P.L.C.	166,108	2,562,445
	Jurys Hotel Group P.L.C.	607,843	10,117,302
*	Oakhill Group P.L.C.	69,119	16,474
	Qualceram Shires P.L.C.	30,338	54,232
	Readymix P.L.C.	548,109	1,495,107
*	Waterford Wedgwood P.L.C.	14,057,269	967,926

TOTAL — IRELAND (Cost $18,060,126)			27,623,512

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
#	Agrana Beteiligungs AG	6,457	682,722
	Allgemeine Sparkasse Baugesellschaft	120	18,909
*	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft	273,399	3,160,452
	Bohler Uddeholm AG	63,594	9,599,730
*	Ca Immobilien Invest AG	181,710	4,901,261
*	Demeter Vermoegensverwaltung	105,381	0
*	Eybl International AG	5,445	167,633
	Flughafen Wien AG	37,104	2,884,011
	Frauenthal Holding AG	1,308	128,167
*	General Partners Inmobilienbesitz AG	5,900	12,031
#	Lenzing AG	1,950	529,330
	Linz Textil Holding AG	200	37,079
	Oberbank AG	1,702	181,423
* #	RHI AG, Wien	31,752	988,466
	Rosenbauer International AG	1,462	125,834

TOTAL — AUSTRIA (Cost $15,264,221)			23,417,048

NEW ZEALAND — (0.6%)
COMMON STOCKS — (0.6%)
	AFFCO Holdings, Ltd.	2,917,096	997,014
	CDL Hotels New Zealand, Ltd.	2,089,830	987,818
	CDL Investments New Zealand, Ltd.	825,444	234,102
	Colonial Motor Co., Ltd.	207,470	452,615
*	Evergreen Forests, Ltd.	648,900	151,001
	Fisher & Paykel Apppliances Holdings, Ltd.	131,412	307,711
#	Fletcher Challenge Forests, Ltd.	137,575	465,206
	Independent Newspapers, Ltd. (Auckland)	1,213,784	5,737,298
	Met Lifecare, Ltd.	161,905	435,627
*	New Zealand Oil & Gas, Ltd.	308,137	277,855
	New Zealand Refining Co., Ltd.	12,100	321,167
	Northland Port Corp. (New Zealand), Ltd.	24,300	57,430
*	Pan Pacific Petroleum NL	374,079	39,716
	Pyne Gould Guinness, Ltd.	246,048	382,901
*	Richina Pacific, Ltd.	929,648	642,236
*	Rubicon, Ltd.	1,857,506	1,445,329

51

	Sanford, Ltd.	367,005	1,267,705
	South Port New Zealand, Ltd.	71,088	63,585
*	Tasman Farms	228,576	0
	Taylors Group, Ltd.	42,000	73,302
	Tourism Holdings, Ltd.	597,113	911,861
*	Tower, Ltd.	2,615,403	3,727,755
*	Trans Tasman Properties, Ltd.	3,568,944	960,272
	Williams & Kettle, Ltd.	67,532	219,518
	Wrightson, Ltd.	178,765	259,995
TOTAL COMMON STOCKS (Cost $9,425,336)			20,419,019

INVESTMENT IN CURRENCY — (0.0%)
*	New Zealand Dollar		11,338
(Cost $11,260)
TOTAL — NEW ZEALAND (Cost $9,436,596)			20,430,357

EMU — (0.4%)
INVESTMENT IN CURRENCY — (0.4%)
*	Euro Currency		14,461,270
(Cost $14,303,785)

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
*	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	2,306,331	3,634,181
	Efacec Capital SGPS SA	222,131	700,042
*	Finibanco Holdings SGPS, SA	49,700	82,921
* #	Gescartao SGPS SA	40,400	593,803
*	Investimentos Participacoes e Gestao SA Inapa	440,502	1,563,222
	Mota-Engil SGPS SA	31,300	95,326
*	Papelaria Fernandes-Industria e Comercia SA	2,000	10,381
*	Sociedad Construcoes Soares da Costa SA	294,047	720,322
*	Sonae Industria-Sociedade Gestora de Participacoes Sociais SA	18,110	120,382
*	Sumolis - Companhia Industrial de Fruitas e Bebidas, SA	33,800	69,372
*	Tertir Terminais de Portugal SA	80,798	281,916

TOTAL — PORTUGAL (Cost $7,142,290)			7,871,868

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Jaks Resources Berhad	10,750	4,894
*	Promet Berhad	201,000	15,339
*	Rekapacific Berhad	130,000	0
TOTAL COMMON STOCKS (Cost $276,025)			20,233

52

RIGHTS/WARRANTS — (0.0%)
* Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	28,880	2,584
(Cost $387,349)
TOTAL — MALAYSIA (Cost $663,374)		22,817

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (11.5%)

Repurchase Agreement, Deutsche Bank Securities & Mihuzo Securities USA 2.61%, 03/01/05 (Collateralized by $324,349,125 U.S. Treasury Note 2.38%, 01/25/25 & STRIPS rates ranging from 2.25% to 4.00%, maturities ranging from 02/15/07 to 08/15/20, valued at $338,016,539) to be repurchased at $333,389,441 (Cost $333,365,272)	$333,365	333,365,272

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $48,382,000 FNMA Notes 2.95%, 11/14/07, valued at $48,684,388) to be repurchased at $47,967,158 (Cost $47,964,000)	47,964	47,964,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $381,329,272)		381,329,272

TOTAL INVESTMENTS - (100.0%) (Cost $2,451,313,015)††		$3,322,743,409

†	See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $2,451,585,448.

53

EMERGING MARKETS PORTFOLIO
Schedule of Investments
February 28, 2005
(Unaudited)

Value†
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$1,375,653,346

Total Investments (100%) (Cost $865,899,442)††	$1,375,653,346

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $866,340,252.

EMERGING MARKETS SMALL CAP PORTFOLIO
Schedule of Investments
February 28, 2005
(Unaudited)

Value†
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$266,807,911

Total Investments (100%) (Cost $194,309,656)††	$266,807,911

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $194,310,047.

DFA ONE-YEAR FIXED INCOME PORTFOLIO
Schedule of Investments
February 28, 2005
(Unaudited)

	Shares	Value†
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	207,439,344	$2,070,244,653

Total Investments (100%) (Cost $2,072,121,135)††		$2,070,244,653

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $2,081,400,201.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Schedule of Investments
February 28, 2005
(Unaudited)

	Shares	Value†
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	174,783,375	$1,740,842,415

Total Investments (100%) (Cost $1,751,895,621)††		$1,740,842,415

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $1,761,091,185.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Face
	Amount	Value †
	(000)

AGENCY OBLIGATIONS — (99.3%)
Federal Farm Credit Bank
3.625%, 10/24/08	$83,000	$81,625,769
3.650%, 12/17/08	4,000	3,931,092
3.700%, 12/17/08	56,700	55,626,726
3.550%, 04/06/09	16,765	16,361,819
4.375%, 06/24/09	20,570	20,689,861
Federal Home Loan Bank
5.800%, 09/02/08	53,300	56,243,546
5.865%, 09/02/08	2,670	2,832,008
3.625%, 11/14/08	24,000	23,648,568
3.625%, 11/14/08	21,000	20,706,693
3.500%, 02/13/09	42,880	41,929,436
3.000%, 04/15/09	39,400	37,779,163
4.250%, 05/15/09	27,500	27,593,637
3.750%, 08/18/09	39,400	38,670,548
3.500%, 11/03/09	58,000	56,317,710
4.000%, 11/13/09	7,000	6,930,448
3.875%, 01/15/10	9,000	8,857,584
Tennessee Valley Authority
5.375%, 11/13/08	76,445	79,779,454
TOTAL AGENCY OBLIGATIONS (Cost $590,180,177)		579,524,062

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $4,004,000 FHLMC Notes 4.00%, 09/22/09, valued at $4,039,035) to be repurchased at $3,979,262	3,979	3,979,000
(Cost $3,979,000)

TOTAL INVESTMENTS - (100.0%) (Cost $594,159,177)††		$583,503,062

†	See Security Valuation Note.
††	The cost for federal income tax purposes is $594,159,177.

1

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Face Amount	Value †
	(000)
UNITED STATES — (37.9%)

BONDS — (17.5%)
Citigroup, Inc.
4.250%, 07/29/09	$12,575	$12,527,643
General Electric Capital Corp.
3.250%, 06/15/09	33,850	32,392,250
Gillette Co.
3.800%, 09/15/09	34,185	33,570,046
Pfizer, Inc.
5.625%, 04/15/09	18,300	19,216,830
Procter & Gamble Co.
6.875%, 09/15/09	22,579	24,960,926
Toyota Motor Credit Corp.
2.875%, 08/01/08	6,000	5,756,688
US Bank NA
3.400%, 03/02/09	30,250	29,249,481
Wal-Mart Stores, Inc.
6.875%, 08/10/09	33,590	37,012,317
Wells Fargo & Co.
3.125%, 04/01/09	32,090	30,710,611
TOTAL BONDS (Cost $229,710,140)		225,396,792

AGENCY OBLIGATIONS — (20.4%)
Federal Farm Credit Bank
3.625%, 10/24/08	21,000	20,652,303
Federal Home Loan Bank
3.625%, 11/14/08	8,000	7,882,856
3.000%, 04/15/09	25,000	23,971,550
3.750%, 08/18/09	18,000	17,666,748
4.000%, 11/13/09	19,000	18,811,216
3.875%, 01/15/10	26,000	25,588,576
Federal Home Loan Mortgage Corporation
5.750%, 03/15/09	16,000	16,944,736
3.375%, 04/15/09	20,000	19,498,860
6.625%, 09/15/09	21,000	23,059,449

1

Federal National Mortgage Association
5.250%, 01/15/09	12,500	12,978,275
3.250%, 02/15/09	30,000	28,998,870
Tennessee Valley Authority
5.375%, 11/13/08	44,400	46,336,684
TOTAL AGENCY OBLIGATIONS (Cost $266,926,275)		262,390,123
TOTAL — UNITED STATES (Cost $496,636,415)		487,786,915

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.4%)
BONDS — (14.4%)
African Development Bank
3.250%, 08/01/08	15,300	14,934,728
Asian Development Bank
5.9475%, 05/20/09	34,000	36,121,600
European Investment Bank
3.375%, 03/16/09	33,435	32,647,037
4.000%, 04/15/09@	10,200	1,538,216
Inter-American Development Bank
5.375%, 11/18/08	9,000	9,424,440
5.625%, 06/29/09	32,360	28,236,160
International Finance Corp.
3.750%, 06/30/09	33,035	32,502,443
Oresundsbro Konsortiet
6.000%, 04/20/09@	9,000	1,453,951
World Bank (International Bank for Reconstruction & Development) Corporate Bonds
5.125%, 03/13/09	27,300	28,394,730
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS (Cost $185,481,317)		185,253,305

CANADA — (13.9%)
BONDS — (13.9%)
BP Canada Finance
3.625%, 01/15/09	11,394	11,163,978
British Columbia, Province of
6.250%, 12/01/09	42,600	38,255,125
Canada Housing Trust
4.650%, 09/15/09	32,900	27,685,187
Canadian Government
4.250%, 09/01/09	35,800	29,774,315
Ontario, Province of
6.200%, 11/19/09	42,500	38,051,524
Toyota Credit Canada
4.250%, 06/17/09	27,600	22,779,958
4.750%, 06/29/09	14,300	12,022,945
TOTAL — CANADA (Cost $176,135,887)		179,733,032

2

GERMANY — (11.9%)
BONDS — (11.9%)
Bayerische Landesbank
2.875%, 10/15/08	7,600	7,259,505
5.875%, 12/01/08	9,600	10,135,757
3.200%, 04/15/09	10,000	9,584,510
Deutsche Postbank AG
5.500%, 02/17/09	8,000	8,416,000
KFW International Finance, Inc.
3.250%, 03/30/09	34,700	33,602,682
KFW-Kreditanstalt fuer Wiederaufbau
3.750%, 01/28/09@	15,560	2,328,791
Landesbank Baden-Wuerttemberg Foerderbank
4.500%, 01/26/09	19,800	16,456,121
Landwirtschaftliche Rentenbank
4.250%, 09/01/09	38,100	31,421,534
Westdeutsche Landesbank
6.050%, 01/15/09	32,200	33,861,454
TOTAL — GERMANY (Cost $155,864,695)		153,066,354

SWEDEN — (4.8%)
BONDS — (4.8%)
Kommuninvest I Sverige
4.100%, 05/11/09@	156,000	23,625,997
Swedish Government
4.000%, 12/01/09@	253,000	38,505,146
TOTAL — SWEDEN (Cost $62,328,998)		62,131,143

NETHERLANDS — (4.6%)
BONDS — (4.6%)
Bank Nederlandse Gemeenten NV
4.375%, 09/15/09	15,000	15,093,900
Nederlandse Waterschapsbank NV
2.750%, 12/30/08	19,300	18,379,390
Rabobank
4.250%, 01/05/09	31,200	25,736,079
TOTAL — NETHERLANDS (Cost $59,077,006)		59,209,369

FRANCE — (4.0%)
BONDS — (4.0%)
Dexia Credit Local
5.500%, 01/21/09	20,115	21,066,440

3

Total Capital SA
3.500%, 01/05/09	30,900	30,251,100
TOTAL — FRANCE (Cost $52,521,306)		51,317,540

NORWAY — (2.6%)
BONDS — (2.6%)
Eksportfinans ASA
4.375%, 07/15/09	34,000	34,045,322
(Cost $34,344,904)

SPAIN — (2.5%)
BONDS — (2.5%)
Institut de Credito Oficial
3.875%, 07/15/09	33,045	32,733,055
(Cost $32,805,412)

FINLAND — (2.5%)
BONDS — (2.5%)
Republic of Finland
3.250%, 05/15/09	32,700	31,869,747
(Cost $31,692,636)

TEMPORARY CASH INVESTMENTS — (0.9%)

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $11,864,000 FNMA Notes 2.95%, 11/14/07, valued at $11,938,150) to be repurchased at $11,761,774	11,761	11,761,000
(Cost $11,761,000)

TOTAL INVESTMENTS - (100.0%)
(Cost $1,298,649,576)††		$1,288,906,782

†	See Security Valuation Note.
Denominated in Canadian Dollars.
@	Denominated in Swedish Krona.
††	The cost for federal income tax purposes is $1,298,657,138.

4

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Face
	Amount	Value †
	(000)
U.S. TREASURY OBLIGATIONS — (36.0%)
U.S. Treasury Bonds
11.250%, 02/15/15	$5,000	$7,751,560
10.625%, 08/15/15	6,000	9,103,362
9.875%, 11/15/15	6,000	8,762,814
9.250%, 02/15/16	9,000	12,719,529
7.250%, 05/15/16	6,000	7,447,266
9.000%, 11/15/18	8,200	11,823,375
U.S. Treasury Notes
5.625%, 05/15/08	9,000	9,495,351
5.500%, 05/15/09	5,000	5,309,180
6.000%, 08/15/09	8,000	8,664,688
6.500%, 02/15/10	6,600	7,333,735
5.750%, 08/15/10	3,600	3,897,562
5.000%, 02/15/11	16,700	17,491,947
5.000%, 08/15/11	17,000	17,813,484
4.875%, 02/15/12	3,000	3,125,976
3.875%, 02/15/13	10,300	10,031,634
7.500%, 11/15/16	4,000	5,074,376
TOTAL U.S. TREASURY OBLIGATIONS (Cost $141,662,534)		145,845,839

AGENCY OBLIGATIONS — (63.6%)
Federal Farm Credit Bank
6.450%, 10/07/09	2,000	2,180,708
7.160%, 05/19/10	3,000	3,390,936
4.180%, 09/22/10	7,000	6,934,592
6.700%, 11/22/10	2,000	2,236,216
6.135%, 12/13/10	4,000	4,352,596
5.750%, 01/18/11	9,000	9,637,578
6.000%, 03/07/11	9,000	9,748,071
6.740%, 04/11/11	1,000	1,122,922
4.800%, 05/24/11	3,300	3,365,069
6.300%, 06/06/11	2,800	3,093,642
4.250%, 07/11/11	7,000	6,924,659
4.300%, 11/23/11	5,500	5,441,695
6.260%, 12/02/11	2,000	2,204,606
4.480%, 08/24/12	4,000	3,987,540
6.280%, 11/26/12	3,000	3,337,143
4.150%, 05/15/13	4,000	3,887,336
3.880%, 07/08/13	4,000	3,808,636

1

8.160%, 09/30/14	3,615	4,583,274
4.700%, 12/10/14	4,000	4,007,640
Federal Home Loan Bank
7.000%, 02/15/08	2,000	2,171,888
5.905%, 03/27/08	4,000	4,222,432
6.185%, 05/06/08	1,000	1,066,331
6.045%, 05/22/08	1,000	1,062,752
5.945%, 07/28/08	6,000	6,371,274
5.915%, 08/25/08	3,000	3,185,271
5.800%, 09/02/08	3,000	3,165,678
5.550%, 11/17/08	5,000	5,258,350
5.315%, 12/23/08	10,000	10,441,750
5.545%, 02/17/09	3,000	3,160,860
5.950%, 03/16/09	5,550	5,935,486
5.863%, 04/22/09	9,000	9,602,622
6.730%, 06/22/09	2,500	2,758,170
6.500%, 08/14/09	3,000	3,285,549
6.500%, 11/13/09	9,000	9,876,231
3.875%, 02/12/10	3,000	2,943,477
7.375%, 02/12/10	2,080	2,358,150
7.625%, 05/14/10	3,020	3,483,328
4.125%, 08/13/10	9,000	8,913,123
6.625%, 11/15/10	1,000	1,110,516
7.200%, 06/14/11	3,000	3,467,553
5.750%, 05/15/12	16,300	17,604,994
4.500%, 11/15/12	8,000	8,010,624
3.875%, 06/14/13	3,600	3,451,050
4.500%, 09/16/13	11,000	10,974,425
5.250%, 06/18/14	5,500	5,761,630
4.500%, 11/14/14	4,000	3,948,140
Tennessee Valley Authority
5.375%, 11/13/08	8,000	8,348,952
5.625%, 01/18/11	11,000	11,640,750
6.000%, 03/15/13	9,000	9,838,737
TOTAL AGENCY OBLIGATIONS (Cost $247,484,987)		257,664,952

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $1,791,000 FHLMC Notes 4.00%, 09/29/09, valued at $1,806,671) to be repurchased at $1,779,117	1,779	1,779,000
(Cost $1,779,000)

TOTAL INVESTMENTS - (100.0%) (Cost $390,926,521)††		$405,289,791

†	See Security Valuation Note.
††	The cost for federal income tax purposes is $390,926,521.

2

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Face
	Amount	Value †
	(000)
MUNICIPAL BONDS — (65.2%)
Alabama — (2.4%)
Alabama State Department of Dock Facilities Revenue Bonds
6.000%, 10/01/08	$1,000	$1,104,250
Alabama State Federal Highway Finance Authority Series A
5.000%, 03/01/09	4,000	4,302,160
Alabama Water Pollution Control Authority Revenue Bonds
5.000%, 08/15/08	2,160	2,314,483
Huntsville, Alabama General Obligations
4.500%, 08/01/07	1,000	1,040,530
Jefferson County, Alabama Series A General Obligations
5.000%, 04/01/08	1,300	1,383,356
		10,144,779
Arizona — (1.6%)
Arizona State Transportation Board Revenue Bonds
5.250%, 07/01/08	3,000	3,231,870
City of Scottsdale, Arizona General Obligations
5.000%, 07/01/08	2,250	2,405,407
Pima County, Arizona General Obligations
5.100%, 07/01/07	1,000	1,055,610
		6,692,887
Arkansas — (1.8%)
Fort Smith, Arkansas Water & Sewer Redevelopment
5.000%, 10/01/09	2,850	3,084,441
State of Arkansas General Obligations
5.500%, 08/01/09	3,885	4,276,647
		7,361,088
Colorado — (0.3%)
Jefferson County, Colorado School District General Obligations
5.500%, 12/15/06	1,000	1,051,250

Connecticut — (3.7%)
Connecticut State
5.000%, 12/15/09	4,000	4,333,400
Connecticut State Special Obligation Rate Reduction
5.000%, 06/30/09	5,000	5,392,050

1

State of Connecticut Health Education Refunding Bonds
4.500%, 03/15/09	5,600	5,925,528
		15,650,978
Delaware — (0.5%)
Delaware Transportation Authority Series B Revenue Bonds
5.250%, 07/01/07	1,000	1,059,210
State of Delaware Series B General Obligations
5.000%, 05/01/07	1,000	1,050,950
		2,110,160
Florida — (3.0%)
Florida State Board of Education Series C General Obligations
4.000%, 06/01/09	4,000	4,163,000
Florida State Board of Education Series H General Obligations
5.000%, 06/01/08	2,000	2,136,120
Gainesville, Florida Utility System
5.000%, 10/01/09	4,000	4,327,280
Jacksonville, Florida Excise Taxes Revenue Bonds
5.250%, 10/01/07	1,000	1,063,060
Tallahassee, Florida Energy Systems
2.750%, 10/01/05	1,000	1,003,130
		12,692,590
Georgia — (1.6%)
State of Georgia Finance & Investment Committee General Obligation
5.750%, 09/01/07	1,000	1,075,100
State of Georgia General Obligations
5.250%, 08/01/07	1,000	1,061,280
State of Georgia General Obligations
6.700%, 08/01/08	2,000	2,252,000
State of Georgia General Obligations
6.250%, 04/01/09	2,000	2,252,600
		6,640,980
Hawaii — (0.5%)
State of Hawaii General Obligations
5.000%, 04/01/08	2,000	2,127,620

Illinois — (3.0%)
Central Lake County, Illinois General Obligations
6.000%, 02/01/08	1,000	1,087,370
Chicago Metropolitan Water Reclamation District General Obligations
5.500%, 12/01/08	2,000	2,179,440
Chicago, Illinois Public Building Commission Revenue Bonds
5.000%, 03/01/08	1,000	1,061,290
Chicago, Illinois Tax Increment
5.500%, 01/01/07	970	1,019,324
Du Page, Cook & Will Counties Community College District General Obligations
5.000%, 06/01/08	2,175	2,316,070
Du Page, Illinois Water Commission General Obligations
5.000%, 03/01/07	1,000	1,045,950

2

State of Illinois First Series General Obligations
5.250%, 04/01/07	600	630,948
State of Illinois General Obligations
5.500%, 04/01/09	3,000	3,282,150
		12,622,542
Indiana — (1.0%)
Indianapolis, Indiana Local Improvement Revenue Bonds
6.500%, 01/01/08	1,000	1,097,580
Ivy Technical State College Revenue Bonds
5.000%, 07/01/08	1,000	1,068,420
Logansport Multi-Purpose School Building Corp. Revenue Bonds
4.250%, 07/05/08	1,000	1,044,910
Valparaiso, Indiana School Building Corp.
4.500%, 01/05/07	1,000	1,033,320
		4,244,230
Iowa — (0.9%)
Des Moines, Iowa General Obligations
5.000%, 06/01/09	3,680	3,954,381

Kansas — (0.8%)
Johnson County, Kansas General Obligations
5.250%, 09/01/07	1,000	1,062,110
Kansas State Development Finance Authority Revenue Bonds
5.000%, 10/01/07	1,000	1,055,860
Wyandotte County, Kansas City, Kansas
5.000%, 09/01/07	1,000	1,056,610
		3,174,580
Kentucky — (0.8%)
Kentucky State Turnpike Authority Revenue Bonds
5.500%, 07/01/08	3,000	3,256,530

Louisiana — (0.9%)
Calcasieu Parish, Louisiana General Obligations
4.600%, 08/15/06	700	719,887
New Orleans, Louisiana Certificates of Indebtedness General Obligations
5.000%, 03/01/08	1,000	1,059,520
Shreveport, Louisiana Series A Certificates of Indebtedness
5.000%, 10/01/07	1,000	1,055,090
St. Tammany Parish, Louisiana
6.000%, 04/01/07	1,000	1,066,850
		3,901,347
Maryland — (2.1%)
State of Maryland General Obligations
5.000%, 07/15/08	2,000	2,144,360
State of Maryland General Obligations
5.250%, 02/01/09	5,000	5,441,000
Washington Suburban Sanitation District General Obligations
5.250%, 06/01/08	1,000	1,078,660
		8,664,020

3

Massachusetts — (0.8%)
Boston, Massachusetts Series A General Obligations
5.000%, 02/01/08	1,000	1,061,640
State of Massachusetts Series C General Obligations
5.250%, 12/01/07	2,000	2,128,480
		3,190,120
Michigan — (2.0%)
Detroit, Michigan City School District Series B General Obligations
4.500%, 05/01/08	1,000	1,050,130
Fraser Public School District General Obligations
5.150%, 05/01/08	1,000	1,069,640
Michigan Municipal Bond Authority Revenue Bonds
5.250%, 10/01/07	1,000	1,063,060
Michigan Municipal Bond Authority Revenue Bonds
5.250%, 10/01/08	3,000	3,247,440
Michigan State Comprehensive Transportation Series A Revenue Bonds
5.750%, 05/15/07	1,000	1,065,780
Wayne County, Michigan Community College General Obligations
5.000%, 07/01/07	1,000	1,051,520
		8,547,570
Minnesota — (0.8%)
Metropolitan Council of Minneapolis and St. Paul General Obligations
4.000%, 02/01/08	1,200	1,241,664
State of Minnesota General Obligations
6.000%, 08/01/05	1,000	1,015,770
State of Minnesota General Obligations
5.000%, 11/01/07	1,000	1,060,230
		3,317,664
Mississippi — (1.3%)
Rankin County, Mississippi School District
4.500%, 02/01/07	1,000	1,035,370
State of Mississippi General Obligations
5.000%, 10/01/09	4,000	4,323,720
		5,359,090
Missouri — (0.8%)
State of Missouri General Obligations
5.000%, 08/01/08	3,000	3,218,280

Nevada — (2.2%)
Clark County, Nevada School District General Obligations
4.000%, 06/01/09	3,540	3,679,972
Las Vegas, Nevada Valley Water Distribution Series B
5.250%, 06/01/09	2,830	3,081,870
State of Nevada General Obligations
5.375%, 10/01/08	2,100	2,278,353
		9,040,195
New Hampshire — (0.3%)
New Hampshire State Turnpike Systems Revenue Bonds
5.000%, 10/01/06	1,000	1,035,590

4

New Jersey — (1.9%)
New Jersey State Transportation Trust Fund Authority
5.375%, 12/15/07	1,000	1,070,390
New Jersey State Transportation Trust Fund Authority
5.250%, 12/15/09	6,130	6,708,549
		7,778,939
New Mexico — (0.4%)
New Mexico State Severance Tax Series
5.000%, 07/01/07	550	578,716
New Mexico State Severance Tax Series
5.000%, 07/01/07	1,000	1,050,360
		1,629,076
New York — (2.3%)
Long Island Power Authority Series A Revenue Bonds
5.250%, 12/01/05	1,000	1,023,710
Municipal Assistance Corp. for the City of New York
6.000%, 07/01/07	1,000	1,077,690
Nassau County, New York Interim Finance Authority
5.000%, 11/15/09	3,415	3,704,387
New York State Thruway Authority
5.000%, 04/01/09	3,500	3,773,700
		9,579,487
North Carolina — (2.3%)
Durham County, North Carolina General Obligations
5.500%, 04/01/09	3,000	3,297,870
North Carolina State Public Improvements General Obligations
5.500%, 03/01/08	1,000	1,080,030
State of North Carolina General Obligations
5.000%, 03/01/09	4,000	4,319,360
University of North Carolina Revenue Bonds
5.000%, 04/01/08	1,000	1,065,030
		9,762,290
Ohio — (3.1%)
Franklin County, Ohio General Obligations
5.500%, 12/01/07	1,000	1,073,540
Ohio State Building Authority Revenue Bonds
5.500%, 10/01/08	1,500	1,632,660
Ohio State Higher Education Capital Facilities Revenue Bonds
5.000%, 12/01/08	5,000	5,362,450
Ohio State Higher Education Capital Facilities Series II Revenue Bonds
5.250%, 12/01/06	1,000	1,045,390
Ohio State Water Development Authority Revenue Bonds
5.000%, 06/01/08	2,500	2,666,125
State of Ohio Highway Improvement General Obligations
5.500%, 05/01/07	1,000	1,059,440
		12,839,605

5

Oklahoma — (1.0%)
Grand River Dam Authority of Oklahoma Revenue Bonds
5.750%, 06/01/08	4,000	4,363,360

Oregon — (2.3%)
Oregon State Deparment of Transportation Revenue Bonds
5.000%, 11/15/06	900	936,423
Oregon State Department of Administrative Services Revenue Bonds
5.250%, 04/01/08	2,000	2,144,720
Salem-Keizer, Oregon School District General Obligations
5.000%, 06/15/09	6,055	6,558,352
		9,639,495
Pennsylvania — (2.1%)
Allegheny County, Pennsylvania Sanitation Authority
5.000%, 12/01/07	1,000	1,060,410
Berks County, Pennsylvania General Obligations
6.350%, 11/15/07	1,500	1,639,515
Pennsylvania Intergovernmental Cooperative Authority Special Tax
5.000%, 06/15/08	1,000	1,067,540
Pittsburgh, Pennsylvania School District General Obligations
5.000%, 09/01/07	1,000	1,055,120
State of Pennsylvania General Obligations
5.000%, 01/15/07	650	677,866
State of Pennsylvania General Obligations
5.000%, 10/01/09	2,950	3,197,918
		8,698,369
South Carolina — (0.7%)
Piedmont Municipal Power Agency Electric Revenue Bonds Series 1985B
6.125%, 01/01/07	1,000	1,063,040
State of South Carolina General Obligations
5.000%, 04/01/09	1,900	2,052,361
		3,115,401
Tennessee — (2.3%)
Knox County, Tennessee General Obligations
4.500%, 04/01/08	2,000	2,099,560
Metro Government Nashville & Davidson Counties General Obligations
5.000%, 11/15/08	2,000	2,144,820
Metro Government of Nashville & Davidson Counties Series A Prerefunded General Obligations
5.250%, 10/15/07	790	839,920
Metro Government of Nashville & Davidson Counties Series B Unrefunded General Obligations
5.250%, 10/15/07	210	223,106
Shelby County, Tennessee General Obligations
5.000%, 04/01/09	4,195	4,511,345
		9,818,751

6

Texas — (4.9%)
Austin, Texas Electric Utility Systems Revenue Bonds
5.000%, 11/15/05	1,000	1,019,100
Dallas, Texas Waterworks & Sewer System
5.250%, 10/01/08	3,000	3,237,870
Houston, Texas General Obligations
5.500%, 03/01/06	70	72,078
Houston, Texas General Obligations
5.500%, 03/01/06	430	442,762
Lower Colorado River Authority Revenue Bonds
5.250%, 05/15/08	1,000	1,071,910
San Antonio, Texas Pre Refunded General Obligations
5.000%, 08/01/07	20	21,095
San Antonio, Texas Unrefunded General Obligations
5.000%, 08/01/07	980	1,031,078
State of Texas General Obligations
5.000%, 08/01/09	4,000	4,317,840
Texas A&M University Revenue Bond
5.000%, 05/15/09	4,000	4,295,320
Texas State University Systems Financing Revenue Bonds
5.000%, 03/15/09	2,245	2,417,012
Trinity River Authority Texas Regional Wastewater System Revenue Bond
5.500%, 08/01/08	2,200	2,385,922
		20,311,987
Utah — (1.7%)
Salt Lake City, Utah General Obligations
5.250%, 06/15/07	1,000	1,057,650
Salt Lake County, Utah Municipal Building Authority Lease Revenue Bonds
5.000%, 10/01/08	1,800	1,927,548
State of Utah General Obligations
4.000%, 07/01/08	3,000	3,117,420
Utah State Board of Regents Revenue Bonds
5.250%, 04/01/08	1,000	1,069,300
		7,171,918
Vermont — (0.2%)
Vermont Public Power Supply Authority
4.000%, 07/01/07	1,000	1,027,970

Virginia — (2.5%)
Arlington County, Virginia General Obligations
4.000%, 01/15/09	4,000	4,168,680
Richmond, Virginia General Obligations
5.000%, 07/15/07	1,000	1,053,530
Virginia Commonwealth Transportation Board Federal Highway Reimbursement Notes
5.000%, 10/01/09	5,000	5,420,200
		10,642,410

7

Washington — (3.4%)
King County, Washington Sewer Revenue Bonds
5.250%, 01/01/08	2,000	2,130,560
Seattle, Washington Drain & Wastewater Revenue Bonds
4.000%, 07/01/08	1,000	1,035,270
Seattle, Washington Light & Power
4.000%, 08/01/09	5,940	6,166,136
Snohomish County, Washington School District Revenue Bonds
4.500%, 06/01/09	3,500	3,704,750
State of Washington General Obligations
5.500%, 09/01/07	1,000	1,065,610
		14,102,326
Wisconsin — (1.0%)
Muskego Norway, Wisconsin School District General Obligations
5.000%, 04/01/07	1,000	1,047,180
State of Wisconsin General Obligations
5.000%, 05/01/07	1,000	1,048,580
State of Wisconsin General Obligations
5.250%, 05/01/09	2,000	2,172,280
		4,268,040
TOTAL MUNICIPAL BONDS (Cost $275,100,591)		272,747,895

TAX EXEMPT COMMERCIAL PAPER — (33.9%)
Arizona — (3.5%)
City of Mesa, Arizona Municipal Development
1.850%, 03/01/05	4,000	4,000,000
Salt River Project Agricultural Improvement
1.890%, 03/17/05	2,500	2,500,000
Salt River Project Agricultural Improvement
1.930%, 03/18/05	3,000	3,000,000
Salt River Project Agricultural Improvement
1.930%, 04/28/05	5,000	5,000,000
		14,500,000
Connecticut — (0.7%)
State of Connecticut Health Education Refunding Bonds
1.950%, 03/22/05	2,000	2,000,000
State of Connecticut Health Education Refunding Bonds
1.955%, 03/24/05	1,000	1,000,000
		3,000,000
Florida — (1.5%)
City of Gainesville, Florida
1.910%, 03/29/05	6,500	6,500,000

Georgia — (2.0%)
Burke County, Georgia Development Authority
1.900%, 03/15/05	8,500	8,500,000

8

Maryland — (4.5%)
Maryland Health & Higher Education
1.830%, 03/04/05	4,000	4,000,000
Maryland Health & Higher Education
1.830%, 03/09/05	1,000	1,000,000
Maryland Health & Higher Education
1.850%, 03/10/05	3,000	3,000,000
Maryland Health & Higher Education
1.880%, 03/16/05	3,000	3,000,000
Montgomery, Maryland General Obligations
1.780%, 03/07/05	4,200	4,200,000
Montgomery, Maryland General Obligations
1.900%, 03/11/05	3,700	3,700,000
		18,900,000
Massachusetts — (6.0%)
Harvard University
1.780%, 03/02/05	2,000	2,000,000
Harvard University
1.950%, 04/06/05	2,100	2,100,000
Massachusetts Port Authority
1.955%, 03/24/05	3,000	3,000,000
Massachusetts Port Authority
1.900%, 04/29/05	5,000	5,000,000
Massachusetts Water Resource Authority
1.950%, 03/23/05	2,000	2,000,000
Massachusetts Water Resource Authority
1.900%, 03/28/05	3,000	3,000,000
State of Massachusetts General Obligations
1.900%, 03/22/05	8,000	8,000,000
		25,100,000
Nebraska — (1.2%)
Omaha Public Power District
1.980%, 03/09/05	3,000	3,000,000
Omaha Public Power District
1.900%, 04/08/05	2,000	2,000,000
		5,000,000
New York — (1.7%)
Dormitory Authority of New York
1.920%, 04/27/05	5,000	5,000,000
New York State Environmental Quality General Obligations
1.830%, 03/08/05	2,000	2,000,000
		7,000,000
Pennsylvania — (0.4%)
City of Philadelphia, Pennsylvania
1.880%, 03/02/05	1,500	1,500,000

South Carolina — (0.4%)
South Carolina Public Service Authority
1.920%, 03/04/05	1,750	1,750,000

Tennessee — (1.3%)
Tennessee State School Board Authority
1.850%, 03/07/05	2,400	2,400,000
Tennessee State School Board Authority
1.970%, 04/14/05	3,000	3,000,000
		5,400,000

9

Texas — (8.8%)
City of San Antonio, Texas Electric
1.880%, 03/01/05	2,100	2,100,000
City of San Antonio, Texas Electric
1.880%, 03/02/05	5,000	5,000,000
Dallas Area Rapid Transit
1.890%, 03/30/05	1,000	999,981
Dallas Area Rapid Transit
1.900%, 03/31/05	9,000	8,999,956
Harris County, Texas General Obligations
1.920%, 03/03/05	1,500	1,500,000
Houston, Texas General Obligations
1.850%, 03/21/05	4,700	4,699,968
Houston, Texas General Obligations
1.850%, 03/21/05	2,000	1,999,987
Plano, Texas Health Facility
1.840%, 03/08/05	2,000	2,000,000
Texas Public Finance Authority
1.760%, 03/03/05	9,359	9,359,000
		36,658,892
Utah — (0.9%)
Intermountain Power Agency
1.950%, 03/01/05	1,000	1,000,000
Intermountain Power Agency
1.860%, 03/15/05	1,000	1,000,000
Intermountain Power Agency
1.990%, 03/24/05	2,000	2,000,000
		4,000,000
Virginia — (0.6%)
Ida of The City of Hampton, Virginia
1.850%, 03/14/05	2,600	2,600,000

Wisconsin — (0.4%)
State of Wisconsin General Obligations
1.850%, 03/04/05	1,500	1,500,000

TOTAL TAX EXEMPT COMMERCIAL PAPER (Cost $141,909,000)		141,908,892

TEMPORARY CASH INVESTMENTS — (0.9%)
* Wilmington Tax Exempt Portfolio	3,729	3,728,639
(Cost $3,728,639)

TOTAL INVESTMENTS - (100.0%) (Cost $420,738,230)††		$418,385,426

†	See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $420,738,230.

10

EMERGING MARKETS VALUE PORTFOLIO
Schedule of Investments
February 28, 2005
(Unaudited)

	Shares	Value†
Investment in Dimensional Emerging Markets Value Fund Inc.	43,284,658	$1,371,690,812

Total Investments (100%) (Cost $881,476,457)††		$1,371,690,812

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $893,863,226.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
Schedule of Investments
February 28, 2005
(Unaudited)

Value†
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,344,023,931

Total Investments (100%) (Cost $947,456,210)††	$1,344,023,931

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $947,988,489.

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (97.6%)
	1st Source Corp.	113,892	$2,610,405
	21st Century Insurance Group	299,000	4,227,860
*	3Com Corp.	38,800	138,904
*	4Kids Entertainment, Inc.	99,800	1,950,092
*	A.C. Moore Arts & Crafts, Inc.	18,357	468,452
*	AAR Corp.	209,800	2,339,270
	ABC Bancorp	6,360	136,740
*	Abiomed, Inc.	10,644	113,891
*	ABX Air, Inc.	139,200	1,120,560
*	Accelrys, Inc.	212,069	1,132,448
	Aceto Corp.	34,612	309,777
*	Acme Communications, Inc.	133,720	802,320
* #	ACT Teleconferencing, Inc.	40,800	28,152
*	Actel Corp.	152,876	2,608,065
	Action Performance Companies, Inc.	91,300	1,325,676
*	ActivCard Corp.	209,137	1,346,842
*	Active Power, Inc.	289,747	1,089,449
*	Activision, Inc.	1,743	38,102
	Adams Resources & Energy, Inc.	2,200	50,160
*	Adaptec, Inc.	222,031	1,207,849
*	Adept Technology, Inc.	6,850	44,525
*	Administaff, Inc.	159,495	2,137,233
*	Advanced Digital Information Corp.	300,124	2,494,030
*	Advanced Energy Industries, Inc.	74,195	690,755
*	Advanced Marketing Services, Inc.	92,495	686,313
*	Advanced Power Technology, Inc.	74,110	574,352
	Advanta Corp. Class A	57,400	1,264,522
	Advanta Corp. Class B Non-Voting	88,400	2,141,048
*	Aehr Test Systems	4,700	14,100
*	AEP Industries, Inc.	43,599	889,420
*	Aeroflex, Inc.	114,404	1,162,345
*	Aether Systems, Inc.	305,418	1,044,530
*	Aftermarket Technology Corp.	110,351	1,601,193
*	AGCO Corp.	86,200	1,678,314
*	Agile Software Corp.	288,778	1,981,017
	Agilysys, Inc.	195,253	3,682,472
*	Air Methods Corp.	81,710	616,910
	Airgas, Inc.	121,800	3,057,180
*	AirNet Systems, Inc.	70,500	289,050
*	Airspan Networks, Inc.	35,774	157,048
*	AK Steel Holding Corp.	26,654	467,778
	Alamo Group, Inc.	44,000	1,086,800
*	Alaska Air Group, Inc.	144,200	4,089,512
	Albany International Corp. Class A	84,500	2,725,125
*	Albany Molecular Research, Inc.	179,367	1,757,797

1

	Albemarle Corp.	124,200	4,719,600
*	Alderwoods Group, Inc.	25,200	308,700
*	Aleris International, Inc.	134,286	2,695,120
	Alexander & Baldwin, Inc.	132,565	6,018,451
	Alfa Corp.	137,222	1,980,113
*	Alico, Inc.	8,600	502,756
*	All American Semiconductor, Inc.	9,600	55,200
	Allegheny Technologies, Inc.	46,747	1,150,444
	Allen Organ Co. Class B	400	24,900
*	Alliance Semiconductor Corp.	271,714	730,911
*	Allied Defense Group, Inc.	50,400	1,159,200
*	Allied Healthcare Products, Inc.	17,500	108,500
*	Allied Holdings, Inc.	13,000	57,850
*	Allmerica Financial Corp.	62,300	2,230,340
*	Allos Therapeutics, Inc.	14,300	32,318
*	Alloy, Inc.	107,699	654,810
*	Allscripts Healthcare Solutions, Inc.	3,000	40,200
	Alpharma, Inc. Class A	326,300	4,281,056
*	AM-CH, Inc.	1,400	840
	Ambassadors Group, Inc.	12,840	427,957
	Ambassadors International, Inc.	41,300	609,588
*	Amcast Industrial Corp.	6,000	144
	AMCOL International Corp.	38,500	852,775
	Amerco, Inc.	43,600	1,944,996
* #	America West Holdings Corp. Class B	315,700	1,546,930
	American Axle & Manufacturing Holdings, Inc.	178,300	4,710,686
*	American Biltrite, Inc.	900	10,750
*	American Dental Partners, Inc.	24,200	605,484
	American Financial Group, Inc.	28,200	859,818
	American Greetings Corp. Class A	85,300	2,100,939
*	American Independence Corp.	19,866	281,303
#	American Italian Pasta Co.	110,800	2,991,600
*	American Pacific Corp.	4,200	37,338
*	American Physicians Capital, Inc.	55,414	2,022,057
	American Physicians Services Group, Inc.	1,900	22,990
	American Shared Hospital Services	9,600	56,832
	American Software, Inc. Class A	86,100	515,739
*	American Superconductor Corp.	45,774	488,866
*	American Technical Ceramics Corp.	16,200	150,660
*	American Tower Corp.	8,570	157,088
*	America’s Car-Mart, Inc.	21,800	773,028
*	AmeriCredit Corp.	71,400	1,682,184
*	AmeriServe Financial, Inc.	107,386	590,623
	Ameristar Casinos, Inc.	11,400	558,372
	Ameron International Corp.	51,500	1,808,680
	AmerUs Group Co.	110,400	5,313,552
	Ampco-Pittsburgh Corp.	19,600	259,700
	Amrep Corp.	11,000	250,690
*	Amtech Systems, Inc.	3,600	11,700
*	Anadigics, Inc.	223,611	529,958
*	Analex Corp.	82,200	291,810
	Analogic Corp.	73,994	3,177,302
*	Analysts International Corp.	159,091	622,046
*	Anaren, Inc.	147,637	1,885,324
	Andersons, Inc.	9,300	294,345

2

*	Andrew Corp.	246,942	2,987,998
*	Angeion Corp.	6	19
*	AngioDynamics, Inc.	52	1,123
	Anixter International, Inc.	30,500	1,144,970
*	AnnTaylor Stores Corp.	171,175	3,793,238
*	AnswerThink, Inc.	150,260	643,113
*	APA Enterprises, Inc.	50,800	90,932
*	APAC Customer Services, Inc.	69,269	85,201
	Apogee Enterprises, Inc.	88,520	1,238,395
*	Applica, Inc.	200,200	1,035,034
*	Applied Extrusion Technologies, Inc.	300	43
*	Applied Films Corp.	88,228	1,980,719
	Applied Industrial Technologies, Inc.	138,450	3,920,904
*	Applied Innovation, Inc.	69,100	252,906
*	Applied Micro Circuits Corp.	764,740	2,638,353
	Applied Signal Technologies, Inc.	35,772	834,561
*	Apropos Technology, Inc.	133,290	391,873
	Aptargroup, Inc.	40,200	2,075,124
*	Arch Capital Group, Ltd.	8,800	365,024
	Arch Chemicals, Inc.	139,700	3,992,626
	Arch Coal, Inc.	51,000	2,274,090
	Arctic Cat, Inc.	19,200	520,320
*	Arena Pharmaceuticals, Inc.	196,430	1,050,900
*	Argonaut Group, Inc.	153,693	3,610,249
*	Ariba, Inc.	145,773	1,327,992
	Arkansas Best Corp.	71,115	3,073,590
*	Arlington Hospitality, Inc.	8,200	22,632
*	Armor Holdings, Inc.	18,600	742,512
*	Arqule, Inc.	106,776	533,880
*	Arris Group, Inc.	468,341	2,973,965
*	Art Technology Group, Inc.	10	12
*	Artesyn Technologies, Inc.	194,017	2,010,016
	ArvinMeritor, Inc.	22,100	372,606
	ASB Financial Corp.	2,500	52,550
*	Ascential Software Corp.	212,310	3,292,928
*	Ashworth, Inc.	101,525	1,119,821
*	Aspen Technology, Inc.	74,827	396,583
*	Astea International, Inc.	560	4,172
*	Astec Industries, Inc.	89,662	1,663,230
	Astro-Med, Inc.	11,570	113,386
* #	AstroPower, Inc.	21,248	329
*	Atlantic American Corp.	29,400	88,494
*	Atlantis Plastics, Inc.	1,700	35,700
*	Atmel Corp.	27,500	86,625
	Atrion Corp.	4,000	204,000
*	ATS Medical, Inc.	56,433	215,010
*	Atwood Oceanics, Inc.	8,200	563,750
*	Audiovox Corp. Class A	134,243	2,001,563
*	Ault, Inc.	13,600	34,680
*	Avatar Holdings, Inc.	16,400	834,268
*	Aviall, Inc.	72,100	2,018,800
*	Avici Systems, Inc.	91,712	495,245
*	Avigen, Inc.	175,024	500,569
*	Avnet, Inc.	4,452	86,369
*	Avocent Corp.	18,600	637,236

3

*	Aware, Inc.	139,000	853,460
*	Axcelis Technologies, Inc.	214,563	1,845,242
*	Axsys Technologies, Inc.	11,600	229,680
*	AXT, Inc.	55,055	76,526
*	Aztar Corp.	92,700	2,754,117
*	AZZ, Inc.	30,000	486,000
*	Badger Paper Mills, Inc.	400	1,724
	Bairnco Corp.	10,900	130,255
*	Baker (Michael) Corp.	16,600	375,990
	Baldwin & Lyons, Inc. Class B	15,250	387,807
*	Ballantyne of Omaha, Inc.	22,700	113,046
*	Bancinsurance Corp.	11,695	85,490
	Bandag, Inc.	12,150	537,151
	Bandag, Inc. Class A	18,100	729,249
	Bank of Hawaii Corp.	88,100	4,010,312
	BankAtlantic Bancorp, Inc. Class A	1,545	27,825
	Banknorth Group, Inc.	3,598	129,852
*	BankUnited Financial Corp. Class A	99,350	2,811,605
	Banner Corp.	69,315	2,048,258
	Banta Corp.	12,700	558,292
	Barnes Group, Inc.	75,900	2,025,012
*	Barry (R.G.) Corp.	17,100	67,545
	Bassett Furniture Industries, Inc.	47,586	906,513
	Bay View Capital Corp.	24,790	404,077
*	BayCorp Holdings, Ltd.	182	2,375
*	BearingPoint, Inc.	495,300	3,893,058
#	Beazer Homes USA, Inc.	55,059	9,465,743
	Bel Fuse, Inc. Class A	1,014	25,654
	Belden CDT, Inc.	257,150	6,176,743
*	Bell Industries, Inc.	31,600	94,484
*	Bell Microproducts, Inc.	207,598	1,853,850
*	Benchmark Electronics, Inc.	120,650	3,923,538
	Berkley (W.R.) Corp.	123,075	6,321,132
*	Beverly Enterprises, Inc.	166,500	1,998,000
	Beverly Hills Bancorp, Inc.	33,761	325,794
*	Big Lots, Inc.	435,700	5,084,619
*	Bio-Rad Laboratories, Inc. Class A	12,300	601,593
*	Biosource International, Inc.	27,000	162,000
	Black Box Corp.	105,809	4,121,261
	Blair Corp.	50,100	1,643,280
	Blockbuster, Inc. Class A	244,300	2,166,941
*	Blue Martini Software, Inc.	98,215	241,609
*	Bluegreen Corp.	159,100	3,926,588
*	BNS Holding, Inc. Class A	8,500	55,845
	Bob Evans Farms, Inc.	127,439	2,886,493
	Bogen Communications International, Inc.	34,900	153,560
*	Bolt Technology Corp.	5,600	33,600
*	Bombay Co., Inc.	298,000	1,698,600
	Bon-Ton Stores, Inc.	72,062	1,240,187
* #	Bookham, Inc.	66,700	142,738
	Books-A-Million, Inc.	81,786	728,713
	Borders Group, Inc.	3,400	87,482
	BorgWarner, Inc.	220,000	11,605,000
*	Borland Software Corp.	19,516	162,959
	Boston Acoustics, Inc.	7,500	105,075

4

*	Boston Communications Group, Inc.	148,771	1,121,733
*	Bottomline Technologies, Inc.	54,510	711,355
	Bowl America, Inc. Class A	3,528	50,274
	Bowne & Co., Inc.	219,900	3,474,420
	Boyd Gaming Corp.	137,800	6,753,578
*	Boyds Collection, Ltd.	301,700	687,876
*	Brigham Exploration Co.	5,000	47,250
*	Brightpoint, Inc.	78,975	1,423,129
*	Brillian Corp.	33,500	98,490
	Brookline Bancorp, Inc.	208,856	3,170,434
*	Brooks Automation, Inc.	43,800	793,218
*	Brookstone, Inc.	78,825	1,152,421
*	Brooktrout, Inc.	61,560	794,740
	Brown Shoe Company, Inc.	119,400	3,987,960
*	Bruker BioSciences Corp.	384,358	1,433,655
*	Brush Engineered Materials, Inc.	111,300	2,267,181
*	BTU International, Inc.	14,300	43,758
*	Buca, Inc.	138,040	953,856
*	Buckeye Technologies, Inc.	236,800	2,834,496
	Building Materials Holding Corp.	85,135	3,928,129
	Burlington Coat Factory Warehouse Corp.	229,655	6,439,526
*	Butler International, Inc.	18,400	78,936
	C&D Technologies, Inc.	168,600	2,323,308
*	C-COR, Inc.	63,695	482,808
	Cabot Oil & Gas Corp.	56,700	3,174,633
	Cadmus Communications Corp.	14,444	190,805
*	CalAmp Corp.	153,543	1,111,651
	Calgon Carbon Corp.	188,400	1,644,732
	California First National Bancorp	12,200	155,550
*	Caliper Life Sciences, Inc.	197,600	1,430,624
	Callaway Golf Co.	276,990	3,717,206
*	Callon Petroleum Co.	135,900	2,170,323
#	Cal-Maine Foods, Inc.	25,500	247,860
	Cambrex Corp.	156,100	3,541,909
	Camco Financial Corp.	9,500	142,500
*	Candela Corp.	56,415	544,405
*	Cantel Medical Corp.	16,225	399,147
	Capital Corp. of the West	5,982	271,942
*	Capital Crossing Bank	28,400	869,040
*	Capital Pacific Holdings, Inc.	40,800	180,540
*	Capital Senior Living Corp.	214,700	1,172,262
*	Capstone Turbine Corp.	144,062	243,465
*	Captaris, Inc.	228,633	1,111,156
*	Caraustar Industries, Inc.	170,231	2,432,601
*	Cardiac Sciences, Inc.	57,173	104,627
	Carpenter Technology Corp.	100,800	6,816,096
*	Carriage Services, Inc.	133,000	665,000
*	Carrier Access Corp.	51,601	359,143
	Cascade Corp.	63,200	2,268,880
*	Casella Waste Systems, Inc. Class A	56,049	837,933
	Casey’s General Stores, Inc.	182,717	3,296,215
	Cash America International, Inc.	90,800	2,634,108
*	Castle (A.M.) & Co.	71,850	1,123,734
	Castle Energy Corp.	45,800	544,562
*	Casual Male Retail Group, Inc.	128,742	745,416

5

*	Catalina Lighting, Inc.	1,720	11,696
*	Catalytica Energy Systems, Inc.	68,300	167,335
	Cathay General Bancorp	63,954	2,304,902
	Cato Corp. Class A	34,700	1,031,978
*	Cavalier Homes, Inc.	70,300	378,214
*	Cavco Industries, Inc.	14,958	401,323
	CBRL Group, Inc.	180,891	7,743,944
	CDI Corp.	118,400	2,463,904
*	Celadon Group, Inc.	36,700	797,858
	Celeritek, Inc.	101,305	76,992
*	Celestica, Inc.	14,055	180,747
* #	Cell Genesys, Inc.	84,526	508,847
*	CellStar Corp.	132,781	390,376
*	Centillium Communications, Inc.	278,784	571,507
	Central Bancorp, Inc.	3,500	101,255
*	Central Garden & Pet Co.	44,400	2,025,528
	Central Parking Corp.	242,018	3,354,369
*	Century Aluminum Co.	113,500	3,689,885
*	Century Business Services, Inc.	411,965	1,726,133
*	Cenveo, Inc.	103,907	387,573
*	Ceres Group, Inc.	221,024	1,184,689
*	Cerus Corp.	17,109	76,126
	CFS Bancorp, Inc.	36,225	514,395
	Champion Industries, Inc.	3,900	17,004
*	Championship Auto Racing Teams, Inc.	28,300	4,316
*	Champps Entertainment, Inc.	91,174	813,272
*	Channell Commercial Corp.	3,600	28,008
*	Charles and Colvard, Ltd.	38,467	357,743
*	Charlotte Russe Holding, Inc.	92,004	1,097,608
*	Charming Shoppes, Inc.	365,300	2,816,463
* #	Chart Industries, Inc.	24	1,176
*	Checkers Drive-In Restaurants, Inc.	62,667	896,138
*	Checkpoint Systems, Inc.	171,400	2,860,666
	Chemed Corp.	6,700	478,380
	Chemical Financial Corp.	26,815	890,258
	Chesapeake Corp.	119,721	2,568,015
	Chesapeake Energy Corp.	53,200	1,153,908
	Chesapeake Utilities Corp.	2,400	64,440
	Chicago Rivet & Machine Co.	200	6,150
*	chinadotcom Corp. Class A	18,940	67,616
	Chiquita Brands International, Inc.	130,900	2,987,138
*	Cholestech Corp.	8,290	92,268
*	Chromcraft Revington, Inc.	17,300	225,765
*	Chronimed, Inc.	58,000	453,560
*	Ciber, Inc.	453,800	3,398,962
*	CIENA Corp.	617,143	1,221,943
*	Cimarex Energy Co.	43,100	1,752,877
*	Ciprico, Inc.	12,500	49,500
	CIRCOR International, Inc.	100,605	2,515,125
*	Cirrus Logic, Inc.	135,707	635,109
	Citizens South Banking Corp.	17,267	232,586
* #	Citizens, Inc.	81,983	459,105
	City Holding Co.	45,004	1,400,975
	Clark, Inc.	117,500	2,052,725
*	Clarus Corp.	147,200	1,273,280

6

*	Clayton Williams Energy, Inc.	35,700	1,128,120
*	ClearOne Communications, Inc.	35,300	123,550
	Cleveland-Cliffs, Inc.	39,400	3,165,790
*	CNA Surety Corp.	201,710	2,783,598
	CNS, Inc.	32,700	555,246
	Coachmen Industries, Inc.	97,600	1,463,024
*	Coast Dental Services, Inc.	1,766	6,358
*	Coastcast Corp.	10,800	25,380
*	Cobra Electronics Corp.	28,700	210,084
*	Coherent, Inc.	95,730	2,905,405
	Cohu, Inc.	34,505	629,026
*	Collins & Aikman Corp.	442,800	881,172
	Columbia Banking System, Inc.	60,202	1,432,808
*	Columbus McKinnon Corp.	68,200	858,774
*	Comarco, Inc.	38,100	323,850
*	Comfort Systems USA, Inc.	230,000	1,775,600
	Commerce Group, Inc.	72,900	4,971,051
* #	Commerce One, Inc.	410	69
	Commercial Capital Bancorp, Inc.	31,994	691,070
	Commercial Federal Corp.	158,300	4,326,339
	Commercial Metals Co.	238,800	8,310,240
*	CommScope, Inc.	31,327	474,291
	Communications Systems, Inc.	26,500	337,610
	Community Bank System, Inc.	114,600	2,688,516
	Community Trust Bancorp, Inc.	27,690	825,716
	Community West Bancshares	14,800	175,380
*	Compex Technologies, Inc.	88,575	420,731
*	CompuCredit Corp.	227,000	6,791,840
*	Compudyne Corp.	51,713	249,774
*	Computer Horizons Corp.	149,500	559,130
*	Computer Network Technology Corp.	168,295	824,645
*	Computer Task Group, Inc.	84,700	304,073
	CompX International, Inc.	4,200	70,056
*	Comstock Resources, Inc.	131,300	3,610,750
*	Concord Camera Corp.	127,800	232,596
*	Conexant Systems, Inc.	4,800	8,640
*	Conmed Corp.	89,419	2,647,697
*	Consolidated Graphics, Inc.	41,200	2,144,460
*	Consumer Portfolio Services, Inc.	69,915	366,355
*	Continental Airlines, Inc.	207,500	2,222,325
*	Convera Corp.	17,267	101,357
	Cooper Tire & Rubber Co.	271,500	5,253,525
*	Copper Mountain Networks, Inc.	38,400	51,840
*	Core Molding Technologies, Inc.	700	2,107
	Corn Products International, Inc.	294,200	8,228,774
*	Cornell Companies, Inc.	120,000	1,711,200
*	Correctional Services Corp.	84,300	228,453
*	Corrections Corporation of America	103,400	3,891,976
	Corus Bankshares, Inc.	37,800	1,869,210
*	Cosine Communications, Inc.	69,066	162,305
*	Cost-U-Less, Inc.	2,500	25,375
*	Covansys Corp.	78,327	924,259
*	Covenant Transport, Inc. Class A	77,080	1,590,160
*	Cox Radio, Inc.	109,400	1,756,964
	CPAC, Inc.	12,500	61,750

7

*	Credence Systems Corp.	209,370	1,836,175
*	Credit Acceptance Corp.	115,568	2,640,729
	Crompton Corp.	50,000	685,000
*	Cross (A.T.) Co. Class A	31,700	169,595
*	Cross Country Healthcare, Inc.	187,909	2,873,129
*	Crossroads Systems, Inc.	31,632	37,642
*	Crown Castle International Corp.	97,200	1,588,248
*	Crown Media Holdings, Inc.	24	219
* #	CryoLife, Inc.	28,900	225,420
*	CSK Auto Corp.	55,400	880,860
	CSS Industries, Inc.	24,000	791,040
	CT Communications, Inc.	85,425	952,489
*	CTI Molecular Imaging, Inc.	91,500	1,501,515
	CTS Corp.	231,338	3,042,095
	Cubic Corp.	48,600	910,764
*	Culp, Inc.	92,800	575,360
*	Cumulus Media, Inc. Class A	153,387	2,170,426
*	CuraGen Corp.	122,723	678,658
*	Curative Health Services, Inc.	122,000	531,920
	Cutter & Buck, Inc.	49,200	769,980
*	Cyberoptics Corp.	3,341	45,605
*	Cypress Semiconductor Corp.	71,600	1,008,128
	Cytec Industries, Inc.	109,400	5,527,982
	D&E Communications, Inc.	57,964	618,476
	D&K Healthcare Resources, Inc.	117,979	908,438
*	Data Systems & Software, Inc.	5,800	4,930
*	Datalink Corp.	72,600	180,048
*	Dataram Corp.	19,100	92,444
	Datascope Corp.	27,169	955,805
*	Datastream Systems, Inc.	14,500	97,150
*	Dave & Busters, Inc.	44,900	885,428
*	Dawson Geophysical Co.	4,600	114,494
	Deb Shops, Inc.	21,025	597,110
*	Deckers Outdoor Corp.	2,400	98,424
*	Del Global Technologies Corp.	5,027	13,447
*	Delphax Technologies, Inc.	4,500	14,625
	Delphi Financial Group, Inc. Class A	135,465	6,039,030
	Delta Apparel, Inc.	1,640	48,708
	Delta Financial Corp.	27,100	223,575
	Delta Natural Gas Co., Inc.	1,700	45,424
*	Delta Woodside Industries, Inc.	2,425	1,964
*	Denbury Resources, Inc.	138,100	4,691,257
*	Department 56, Inc.	65,400	1,080,408
*	Digi International, Inc.	79,374	1,198,547
*	Digimarc Corp.	112,593	871,470
* #	Digital Angel Corp.	163,700	728,465
*	Digital Insight Corp.	142,922	2,293,898
*	Digitas, Inc.	64,683	640,362
	Dillards, Inc. Class A	320,100	7,458,330
	Dime Community Bancshares	90,487	1,412,502
	DIMON, Inc.	277,000	1,794,960
*	Diodes, Inc.	17,795	457,509
*	Discovery Partners International, Inc.	192,250	865,125
*	Distributed Energy Systems Corp.	220,600	875,782
*	Ditech Communications Corp.	74,600	936,976

8

*	Dixie Group, Inc.	87,207	1,612,457
*	DJ Orthopedics, Inc.	17,300	417,103
*	Dollar Thrifty Automotive Group, Inc.	91,400	2,817,862
*	Dominion Homes, Inc.	2,100	40,362
	Donegal Group, Inc. Class A	11,554	275,794
	Donegal Group, Inc. Class B	3,000	66,300
*	DoubleClick, Inc.	260,737	2,031,141
	Dover Motorsports, Inc.	66,000	382,140
	Downey Financial Corp.	113,800	7,129,570
*	Dril-Quip, Inc.	50,900	1,577,900
*	DRS Technologies, Inc.	13,100	541,161
*	drugstore.com, Inc.	12,000	27,360
*	Duckwall-ALCO Stores, Inc.	5,600	102,200
*	Ducommun, Inc.	73,100	1,491,240
*	DuPont Photomasks, Inc.	76,365	2,011,454
*	Dura Automotive Systems, Inc.	137,362	995,874
*	DUSA Pharmaceuticals, Inc.	18,900	246,078
*	Dycom Industries, Inc.	93,255	2,513,222
* #	Dynacq Healthcare, Inc.	17,000	80,750
*	Dynamics Research Corp.	7,200	119,592
*	Dynegy, Inc.	128,850	536,016
	E-Z-EM, Inc.	3,600	48,672
*	E.piphany, Inc.	391,433	1,358,273
	Eagle Materials, Inc.	52,100	4,351,913
*	EarthLink, Inc.	4,300	37,539
*	Echelon Corp.	83,067	578,977
*	Eden Bioscience Corp.	36,342	27,256
*	Edge Petroleum Corp.	42,400	728,008
*	Edgewater Technology, Inc.	53,038	267,842
*	eFunds Corp.	64,200	1,427,808
*	EGL, Inc.	66,700	2,117,725
*	Electro Rent Corp.	108,681	1,511,753
*	Electro Scientific Industries, Inc.	36,597	827,092
*	Electroglas, Inc.	147,340	608,514
*	Electronics for Imaging, Inc.	118,503	1,963,595
	ElkCorp	24,200	928,796
*	eLoyalty Corp.	30,300	220,584
*	EMAK Worldwide, Inc.	4,400	43,560
	EMC Insurance Group, Inc.	1,000	19,380
*	EMCOR Group, Inc.	46,600	2,247,518
*	EMCORE Corp.	170,082	510,246
*	Emerson Radio Corp.	26,700	98,523
* #	Emisphere Technologies, Inc.	25,409	118,914
*	Emmis Communications Corp. Class A	126,500	2,365,550
	Empire District Electric Co.	1,400	31,836
*	EMS Technologies, Inc.	85,075	1,285,483
*	Emulex Corp.	117,100	1,978,990
*	Encore Medical Corp.	45,062	235,674
*	Encore Wire Corp.	99,799	1,196,590
	Energen Corp.	18,100	1,167,450
* #	Energy Conversion Devices, Inc.	2,311	47,075
*	Energy Partners, Ltd.	92,100	2,380,785
*	Enesco Group, Inc.	105,400	862,172
	Engineered Support Systems, Inc.	17,180	949,710
*	EnPro Industries, Inc.	128,600	3,591,798

9

*	Entravision Communications Corp.	186,900	1,532,580
*	Entrust, Inc.	54,967	222,067
*	ePlus, Inc.	62,703	822,036
*	Epoch Holding Corp.	19,000	87,400
*	ePresence, Inc. Escrow Shares	49,500	6,435
*	Equinix, Inc.	23,545	1,031,036
*	ESCO Technologies, Inc.	26,020	2,103,197
	Espey Manufacturing & Electronics Corp.	400	10,520
*	ESS Technology, Inc.	197,368	1,113,156
*	Esterline Technologies Corp.	76,900	2,528,472
*	Evans & Sutherland Computer Corp.	21,290	136,256
*	Evergreen Solar, Inc.	13,600	80,512
*	Exar Corp.	247,476	3,496,836
*	Exponent, Inc.	12,900	311,922
*	Extended Systems, Inc.	24,632	116,017
	F.N.B. Corp.	84,827	1,614,258
* #	Factory 2-U Stores, Inc.	59,340	493
	Fair Isaac Corp.	78,608	2,656,950
*	Fairchild Corp. Class A	166,100	549,791
*	Falcon Products, Inc.	6,405	528
*	Famous Dave’s of America, Inc.	42,153	470,427
	FBL Financial Group, Inc. Class A	102,077	2,791,806
	Fedders Corp.	7,000	21,560
	Federal Signal Corp.	123,600	1,945,464
*	FEI Co.	30,500	754,875
	FFLC Bancorp, Inc.	950	39,149
*	Fibermark, Inc.	100	2
	Fidelity Southern Corp.	2,000	35,200
	Financial Federal Corp.	12,200	415,776
*	Financial Industries Corp.	41,366	305,074
	Finish Line, Inc. Class A	83,200	1,702,272
*	Finlay Enterprises, Inc.	74,287	896,644
*	Firebrand Financial Group, Inc.	1,000	75
	First American Corp.	86,300	3,154,265
	First Bancorp	7,926	197,595
*	First Bank of Delaware	1,320	5,438
*	First Cash Financial Services, Inc.	52,400	1,266,508
	First Charter Corp.	27,400	646,640
	First Citizens BancShares, Inc.	10,300	1,522,237
	First Commonwealth Financial Corp.	82	1,164
	First Community Bancorp	48,364	2,088,841
	First Community Bancshares, Inc.	295	9,464
*	First Consulting Group, Inc.	178,493	1,079,883
	First Defiance Financial Corp.	12,400	353,400
	First Federal Bancshares of Arkansas, Inc.	13,000	316,030
*	First Horizon Pharmaceutical Corp.	139,950	2,300,778
	First Indiana Corp.	69,115	1,741,698
*	First Investors Financial Services Group, Inc.	6,900	33,120
*	First Mariner Bancorp	4,900	88,690
	First Merchants Corp.	102,030	2,695,633
	First Mutual Bancshares, Inc.	6,887	178,959
	First Niagara Financial Group, Inc.	353,683	4,841,920
#	First PacTrust Bancorp, Inc.	16,919	454,275
	First Place Financial Corp.	83,695	1,666,367
	First Republic Bank	58,100	3,085,110

10

	First State Bancorporation	15,020	532,309
	FirstBank NW Corp.	1,700	48,127
*	FirstFed Financial Corp.	75,600	3,863,160
*	Fischer Imaging Corp.	3,200	13,920
*	Five Star Quality Care, Inc.	38,100	323,850
	Flagstar Bancorp, Inc.	189,800	3,900,390
*	Flanders Corp.	49,500	517,770
*	Fleetwood Enterprises, Inc.	37,500	362,625
	Flexsteel Industries, Inc.	6,000	94,206
	Florida East Coast Industries, Inc.	77,300	3,323,900
* #	Flow International Corp.	660	2,911
	Flowers Foods, Inc.	127,225	3,816,750
*	Flowserve Corp.	169,800	4,243,302
	Flushing Financial Corp.	39,375	708,750
*	FLYi, Inc.	82,200	120,012
*	FMC Corp.	7,200	355,392
	FNB Corp.	11,300	227,695
	FNB Financial Services Corp.	2,500	56,025
	Foot Locker, Inc.	112,600	3,073,980
* #	Footstar, Inc.	67,700	385,890
*	Forest Oil Corp.	172,400	6,896,000
*	Forrester Research, Inc.	4,297	67,463
*	Foster (L.B.) Co. Class A	12,800	120,960
*	Foster Wheeler, Ltd.	155	2,782
*	FPIC Insurance Group, Inc.	62,197	2,150,772
*	Franklin Covey Co.	6,600	17,094
*	Franklin Electronic Publishers, Inc.	900	3,240
	Fred’s, Inc.	18,100	304,985
	Fremont General Corp.	188,300	4,733,862
	Frequency Electronics, Inc.	9,200	138,920
*	Fresh Choice, Inc.	100	17
#	Friedman Industries, Inc.	3,340	29,793
*	Friedmans, Inc. Class A	142,100	234,465
	Frisch’s Restaurants, Inc.	8,500	226,270
*	Frontier Airlines, Inc.	249,993	2,112,441
*	Frozen Food Express Industries, Inc.	107,076	1,243,152
*	FSI International, Inc.	220,901	1,022,772
*	FTI Consulting, Inc.	29,600	562,400
* #	FuelCell Energy, Inc.	103,521	1,118,027
	Fuller (H.B.) Co.	99,191	2,642,448
	Furniture Brands International, Inc.	192,000	4,460,160
	G & K Services, Inc. Class A	49,561	2,126,663
*	G-III Apparel Group, Ltd.	12,700	97,917
* #	Gadzooks, Inc.	25,500	1,849
*	Gaiam, Inc.	18,824	99,202
*	GameStop Corp.	21,500	417,315
	GameTech International, Inc.	18,400	70,840
*	Gardner Denver Machinery, Inc.	60,700	2,495,377
	GATX Corp.	179,700	5,387,406
*	Gaylord Entertainment Co.	146,415	6,266,562
*	Gehl Co.	48,658	1,329,823
	Gencorp, Inc.	237,100	4,426,657
*	Gene Logic, Inc.	260,376	822,788
*	General Binding Corp.	1,702	22,841
*	General Cable Corp.	79,800	950,418

11

*	General Communications, Inc. Class A	90,295	842,452
*	Genesee & Wyoming, Inc.	54,925	1,324,242
*	Genesis HealthCare Corp.	45,108	1,857,547
*	Genesis Microchip, Inc.	34,293	505,479
*	Genlyte Group, Inc.	33,808	3,036,635
*	Gentiva Health Services, Inc.	16,300	274,492
*	Gerber Scientific, Inc.	170,100	1,090,341
	Gevity HR, Inc.	10,900	197,944
*	Giant Industries, Inc.	79,300	2,510,638
	Gibraltar Industries, Inc.	68,850	1,698,529
*	Giga-Tronics, Inc.	205	697
	Glatfelter (P.H.) Co.	269,400	3,992,508
*	Glenayre Technologies, Inc.	169,300	404,627
*	Global Imaging Systems, Inc.	11,500	408,710
*	Globecomm Systems, Inc.	69,500	430,205
*	Glowpoint, Inc.	84,267	181,174
* #	Goodyear Tire & Rubber Co.	49,900	721,554
	Goody’s Family Clothing, Inc.	172,500	1,619,775
*	GoRemote Internet Communications, Inc.	13,900	23,630
	Gorman-Rupp Co.	9,500	209,570
*	Gottschalks, Inc.	18,300	161,406
*	GP Strategies Corp.	56,200	451,286
	Granite Construction, Inc.	93,800	2,496,018
*	Graphic Packaging Corp.	100	607
	Gray Television, Inc.	203,728	2,962,205
	Gray Television, Inc. Class A	3,400	43,860
	Great American Financial Resources, Inc.	59,100	985,197
*	Great Atlantic & Pacific Tea Co., Inc.	250,900	2,790,008
	Great Lakes Chemical Corp.	187,500	5,006,250
	Greenbrier Companies, Inc.	3,300	89,199
*	Griffin Land & Nurseries, Inc. Class A	1,900	50,350
*	Griffon Corp.	103,850	2,388,550
*	Group 1 Automotive, Inc.	72,500	2,004,625
*	GSI Commerce, Inc.	14	201
*	GTC Biotherapeutics, Inc.	48,624	85,578
*	GTSI Corp.	64,177	616,099
	Guaranty Federal Bancshares, Inc.	8,000	186,720
*	Guess, Inc.	88,000	1,297,120
*	Guilford Pharmaceuticals, Inc.	6,465	29,286
	Gulf Island Fabrication, Inc.	23,700	570,459
*	Gulfmark Offshore, Inc.	113,508	3,088,553
*	Gymboree Corp.	109,195	1,309,248
*	Ha-Lo Industries, Inc.	21,800	15
	Haggar Corp.	15,100	309,701
*	Hain Celestial Group, Inc.	102,281	1,909,586
	Hancock Fabrics, Inc.	65,700	565,020
	Handleman Co.	134,902	2,780,330
*	Hanger Orthopedic Group, Inc.	194,500	1,182,560
*	Hanover Compressor Co.	270,300	3,578,772
	Harbor Florida Bancshares, Inc.	14,200	481,948
	Hardinge, Inc.	17,200	252,496
	Harleysville Group, Inc.	111,163	2,354,432
*	Harris Interactive, Inc.	20,317	101,585
	Harsco Corp.	300	17,523
*	Hartmarx Corp.	36,000	299,520

12

*	Harvard Bioscience, Inc.	221,570	904,006
*	Harvest Natural Resources, Inc.	69,800	875,990
*	Hastings Entertainment, Inc.	94,800	693,936
*	Hawaiian Holdings, Inc.	31,363	203,546
*	Hawk Corp.	18,500	173,715
*	Hayes Lemmerz International, Inc.	17,900	136,040
	HCC Insurance Holdings, Inc.	27,000	1,012,500
*	HealthTronics Surgical Services, Inc.	144,985	1,433,902
	Hector Communications Corp.	3,300	68,970
	Heico Corp.	76,303	1,726,737
	Heico Corp. Class A	17,390	306,064
*	Heidrick & Struggles International, Inc.	6,400	218,496
	Helmerich & Payne, Inc.	170,800	6,838,832
*	Herley Industries, Inc.	93,008	1,682,515
*	Hi-Tech Pharmacal, Inc.	11,600	184,324
	HMN Financial, Inc.	16,300	524,045
*	HMS Holdings Corp.	82,400	601,520
	Hollinger International, Inc. Class A	21,100	242,650
	Holly Corp.	66,000	2,488,200
*	Hollywood Media Corp.	5,900	30,975
*	Hologic, Inc.	18,128	669,830
	Hooper Holmes, Inc.	398,000	1,763,140
	Horace Mann Educators Corp.	154,800	2,904,048
	Horizon Financial Corp.	22,848	479,808
*	Horizon Health Corp.	34,900	1,221,465
* #	Horizon Offshore, Inc.	86,666	77,999
*	Houston Exploration Co.	87,412	5,061,155
*	Hovnanian Enterprises, Inc. Class A	13,500	742,500
	Hughes Supply, Inc.	189,200	5,798,980
*	Human Genome Sciences, Inc.	159,191	1,776,572
*	Humana, Inc.	232,800	7,745,256
	Hunt (J.B.) Transport Services, Inc.	200,555	9,464,190
*	Hurco Companies, Inc.	4,818	83,930
*	Hutchinson Technology, Inc.	95,600	3,122,296
*	Huttig Building Products, Inc.	16,156	174,162
*	Hypercom Corp.	301,900	1,418,930
	IBERIABANK Corp.	7,700	453,068
*	Ibis Technology Corp.	61,887	178,853
*	ICO, Inc.	24,600	86,592
*	ICT Group, Inc.	10,100	84,840
*	Identix, Inc.	2,600	15,548
*	IDT Corp.	89,400	1,312,392
*	IDT Corp. Class B	192,100	2,942,972
*	iGATE Capital Corp.	255,763	1,051,186
	IHOP Corp.	73,400	3,455,672
	IKON Office Solutions, Inc.	507,500	5,354,125
*	Illumina, Inc.	17,967	148,767
*	Image Entertainment, Inc.	8,914	51,255
	Imation Corp.	136,500	4,694,235
*	ImmunoGen, Inc.	126,750	745,290
*	Impath, Inc.	49,705	216,217
*	IMPCO Technologies, Inc.	102,740	595,892
	Imperial Sugar Co.	76,505	1,103,202
*	Incyte Corp.	50,700	442,611
	Independence Community Bank Corp.	201,797	8,033,539

13

	Independent Bank Corp. MI	19,057	577,046
*	Industrial Distribution Group, Inc.	70,800	640,740
	Infinity Property & Casualty Corp.	85,220	2,738,119
* #	Infinity, Inc.	16,650	206,460
*	InFocus Corp.	227,525	1,456,160
*	Informatica Corp.	51,600	400,932
*	Inforte Corp.	90,650	584,692
*	Infosonics Corp.	9,900	30,393
*	InfoSpace, Inc.	25,300	1,048,938
	Ingles Market, Inc. Class A	62,932	818,745
*	Ingram Micro, Inc.	90,500	1,621,760
*	Innotrac Corp.	53,300	475,436
*	Innovative Clinical Solutions, Ltd.	519	2
*	Innovex, Inc.	137,911	591,638
*	Input/Output, Inc.	180,100	1,329,138
*	Insight Communications Co., Inc.	255,400	2,426,300
*	Insight Enterprises, Inc.	97,325	1,732,385
*	Insituform Technologies, Inc. Class A	87,235	1,383,547
*	Instinet Group, Inc.	13,900	84,025
*	Insurance Auto Auctions, Inc.	86,618	2,408,847
*	InsWeb Corp.	12,300	36,039
	Integra Bank Corp.	70,628	1,563,704
*	IntegraMed America, Inc.	2,300	22,333
*	Integrated Device Technology, Inc.	240,154	3,004,327
*	Integrated Electrical Services, Inc.	316,300	1,062,768
*	Integrated Silicon Solution, Inc.	229,109	1,461,715
	Inter Parfums, Inc.	17,450	244,474
*	Interactive Data Corp.	9,900	200,277
*	Interface, Inc. Class A	172,877	1,440,065
*	Intergraph Corp.	91,520	2,724,550
*	Interland, Inc.	129,529	334,185
*	Intermagnetics General Corp.	14,395	379,596
* #	Internet Commerce Corp.	23,500	47,940
*	Internet Security Systems, Inc.	23,489	471,659
	Interpool, Inc.	39,000	895,050
*	Interstate Bakeries Corp.	170,600	865,795
*	Interstate Hotels & Resorts, Inc.	86,200	422,380
*	Interwoven, Inc.	228,663	2,073,973
*	Intrado, Inc.	10,000	125,200
* #	Intrusion, Inc.	14,325	46,699
*	Investment Technology Group, Inc.	52,800	995,280
	Investors Title Co.	1,100	42,691
*	Iomega Corp.	288,600	1,304,472
*	Iridex Corp.	6,200	36,456
	Irwin Financial Corp.	101,000	2,294,720
*	Isle of Capri Casinos, Inc.	67,662	1,893,859
*	ITLA Capital Corp.	18,200	907,816
*	iVillage, Inc.	15,440	88,780
*	IXYS Corp.	126,946	1,312,622
	J & J Snack Foods Corp.	18,840	889,436
*	J. Alexander’s Corp.	12,700	93,345
*	J. Jill Group, Inc.	31,900	460,955
	J. M. Smucker Co.	28,274	1,389,950
*	Jack in the Box, Inc.	20,200	725,180
*	Jaco Electronics, Inc.	21,850	65,550

14

*	Jacuzzi Brands, Inc.	307,800	3,170,340
*	Jakks Pacific, Inc.	154,004	3,044,659
*	JDA Software Group, Inc.	172,194	2,312,565
	Jefferies Group, Inc.	40,100	1,530,216
	JLG Industries, Inc.	138,300	2,959,620
*	Jo-Ann Stores, Inc.	136,700	4,109,202
*	Johnson Outdoors, Inc.	11,000	223,740
*	Jones Lang LaSalle, Inc.	17,600	756,272
	Joy Global, Inc.	44,700	1,642,725
*	JPS Industries, Inc.	1,400	6,580
	K-Swiss, Inc. Class A	75,100	2,328,100
*	K2, Inc.	165,114	2,366,084
*	Kadant, Inc.	82,428	1,652,681
	Kaman Corp. Class A	130,779	1,560,193
*	Kansas City Southern	197,200	3,869,064
*	Katy Industries, Inc.	1,700	8,007
	KB Home	14,800	1,847,040
*	Keane, Inc.	152,100	2,013,804
*	Keith Companies, Inc.	24,300	419,175
	Kellwood Co.	99,430	2,850,658
	Kelly Services, Inc. Class A	127,760	3,775,308
*	Kemet Corp.	346,300	2,829,271
*	Kendle International, Inc.	97,889	1,144,322
	Kennametal, Inc.	102,400	5,025,792
*	Kennedy-Wilson, Inc.	13,500	113,400
	Kewaunee Scientific Corp.	5,000	43,700
*	Key Energy Group, Inc.	354,100	4,893,662
*	Key Technology, Inc.	7,100	69,438
*	Key Tronic Corp.	5,000	15,350
*	Keynote Systems, Inc.	78,600	935,340
*	Keystone Automotive Industries, Inc.	63,000	1,438,290
*	Kforce, Inc.	133,742	1,524,659
	Kimball International, Inc. Class B	135,582	1,937,467
*	Kindred Healthcare, Inc.	114,000	3,727,800
*	Knight Trading Group, Inc.	351,200	3,673,552
*	Komag, Inc.	109,508	2,206,586
	Kronos Worldwide, Inc.	53,537	2,521,057
*	KVH Industries, Inc.	25,400	257,810
*	La Quinta Corp.	528,200	4,885,850
	La-Z-Boy, Inc.	188,944	2,824,713
*	LaBarge, Inc.	3,000	32,100
*	LabOne, Inc.	15,400	554,400
*	LaBranche & Co., Inc.	168,000	1,554,000
*	Ladish Co., Inc.	59,600	722,352
	LaFarge North America, Inc.	35,400	2,174,976
*	Laidlaw International, Inc.	27,100	623,300
*	Lakeland Industries, Inc.	1,283	26,943
*	Lakes Entertainment, Inc.	102,654	1,833,400
*	Lamar Advertising Co.	1,344	52,806
	Lance, Inc.	215,350	3,430,525
*	Lancer Corp.	4,200	65,310
	LandAmerica Financial Group, Inc.	87,600	4,795,224
	Landry’s Restaurants, Inc.	154,750	4,480,012
*	Lattice Semiconductor Corp.	297,074	1,568,551
*	Laureate Education, Inc.	57,400	2,490,586

15

*	Lawson Software, Inc.	10,400	60,320
*	Layne Christensen Co.	15,800	280,134
*	Lazare Kaplan International, Inc.	16,500	177,375
	LCA-Vision, Inc.	48,846	1,412,626
*	LCC International, Inc. Class A	131,386	680,579
*	Learning Care Group, Inc.	13,500	49,815
*	LeCroy Corp.	15,434	365,786
	Lennar Corp. Class B	18,000	1,005,120
	Lennox International, Inc.	138,000	2,983,560
*	Lesco, Inc.	74,800	1,084,600
*	Level 8 Systems, Inc.	100	10
	Levitt Corp. Class A	92	2,753
*	Lexicon Genetics, Inc.	19,318	110,113
	Liberty Corp.	70,000	3,062,500
*	Lifecore Biomedical, Inc.	62,000	1,021,140
	Lifetime Hoan Corp.	22,500	347,625
*	Lightbridge, Inc.	183,175	1,060,583
*	Lin TV Corp.	88,900	1,567,307
*	Linens ‘n Things, Inc.	138,800	3,732,332
	Lithia Motors, Inc. Class A	91,345	2,399,633
*	LogicVision, Inc.	61,900	165,892
	Lone Star Steakhouse & Saloon, Inc.	125,100	3,327,660
*	Lone Star Technologies, Inc.	4,400	199,364
	Longs Drug Stores Corp.	136,300	3,711,449
	Longview Fibre Co.	202,000	3,393,600
	Louisiana-Pacific Corp.	370,500	9,733,035
	LSI Industries, Inc.	128,756	1,439,492
*	LTX Corp.	69,939	377,671
*	Luby’s, Inc.	192,700	1,308,433
	Lufkin Industries, Inc.	20,200	872,842
*	Lydall, Inc.	115,400	1,309,790
*	M&F Worldwide Corp.	124,500	1,718,100
	M/I Homes, Inc.	84,800	4,774,240
*	Mac-Gray Corp.	51,700	426,008
*	Madden (Steven), Ltd.	82,146	1,534,487
	MAF Bancorp, Inc.	120,638	5,258,610
*	Magna Entertainment Corp.	57,500	378,350
*	Magnetek, Inc.	246,300	1,236,426
*	Magnum Hunter Resources, Inc.	240,800	4,028,584
*	Main Street Restaurant Group, Inc.	47,300	104,060
*	MAIR Holdings, Inc.	138,064	1,242,576
*	Management Network Group, Inc.	125,659	309,121
*	Manchester Technologies, Inc.	16,900	168,831
	Manor Care, Inc.	70,100	2,388,307
	Manpower, Inc.	7,975	348,507
*	Manugistic Group, Inc.	426,797	853,594
*	Mapinfo Corp.	93,695	1,230,215
	Marine Products Corp.	12,930	367,729
*	MarineMax, Inc.	40,800	1,397,808
	Maritrans, Inc.	10,600	209,138
	MarkWest Hydrocarbon, Inc.	23,374	556,301
	Marsh Supermarkets, Inc. Class A	3,100	38,440
	Massey Energy Co.	307,170	13,386,469
*	Mastec, Inc.	224,300	2,038,887
*	Material Sciences Corp.	72,900	1,126,305

16

*	Matria Healthcare, Inc.	57,150	1,645,920
* #	Matrix Service Co.	114,923	922,832
*	MatrixOne, Inc.	73,100	386,699
*	Max & Erma’s Restaurants, Inc.	1,349	20,033
*	Maxco, Inc.	2,700	10,017
	Maxcor Financial Group, Inc.	32,600	293,400
*	Maxim Pharmaceuticals, Inc.	151,629	266,867
*	Maxtor Corp.	674,490	3,736,675
*	Maxygen, Inc.	93,366	898,181
	MB Financial, Inc.	17,624	715,711
	MBT Financial Corp.	4,775	97,887
*	McDATA Corp.	308,399	1,212,008
	MCG Capital Corp.	115,963	2,016,597
	McGrath Rentcorp.	33,909	1,461,817
	McRae Industries, Inc. Class A	12,800	166,912
	MDC Holdings, Inc.	79,342	6,317,210
*	Meade Instruments Corp.	150,530	466,643
*	Meadow Valley Corp.	1,000	5,500
*	Meadowbrook Insurance Group, Inc.	231,900	1,252,260
*	Medarex, Inc.	700	5,922
*	MedCath Corp.	91,959	2,610,716
	Media General, Inc. Class A	93,200	5,963,868
*	Medical Staffing Network Holdings, Inc.	219,700	1,432,444
*	MedQuist, Inc.	140,400	1,821,690
*	MEDTOX Scientific, Inc.	21,900	182,646
	Mercury Air Group, Inc.	14,000	48,440
*	Meridian Resource Corp.	245,465	1,502,246
*	Merix Corp.	147,429	1,496,404
*	Merrimac Industries, Inc.	12,700	115,570
*	Mesa Air Group, Inc.	144,019	1,074,382
	Mesa Laboratories, Inc.	600	7,506
	Meta Financial Group, Inc.	3,400	82,450
*	Meta Group, Inc.	472	4,687
*	Metals USA, Inc.	123,073	2,999,289
*	MetaSolv, Inc.	65,080	162,700
	Methode Electronics, Inc.	13,900	155,541
*	Metris Companies, Inc.	254,700	2,995,272
*	Metro One Telecommunications, Inc.	11,948	16,966
*	Metrologic Instruments, Inc.	6,755	159,148
	MGP Ingredients, Inc.	39,155	300,319
*	Michael Anthony Jewelers, Inc.	6	18,165
*	Micro Component Technology, Inc.	14,400	5,328
*	Micro Linear Corp.	26,500	130,406
	MicroFinancial, Inc.	26,500	130,380
*	Micromuse, Inc.	45,600	224,352
*	Microsemi Corp.	4,326	70,341
*	Microtek Medical Holdings, Inc.	183,626	695,943
*	Microtune, Inc.	168,810	827,169
*	Midas, Inc.	2,106	45,047
	Midland Co.	11,800	364,502
* #	Midway Games, Inc.	1,132	11,852
*	Midwest Air Group, Inc.	149,200	380,460
*	Miller Industries, Inc.	48,100	637,325
*	MIM Corp.	156,803	1,080,373
	Minerals Technologies, Inc.	116,500	7,298,725

17

*	MIPS Technologies, Inc.	3,528	39,020
*	Misonix, Inc.	41,906	272,389
*	Mission Resources Corp.	73,790	503,248
*	Mitcham Industries, Inc.	55,000	383,900
*	MKS Instruments, Inc.	113,286	2,094,658
*	Mobile Mini, Inc.	62,725	2,335,879
	Modine Manufacturing Co.	125,047	4,070,280
*	Modtech Holdings, Inc.	103,684	881,314
*	Moldflow Corp.	44,200	743,002
*	Molecular Devices Corp.	79,688	1,655,120
	Monaco Coach Corp.	135,785	2,431,909
*	Monro Muffler Brake, Inc.	17,550	470,515
*	Monterey Pasta Co.	131,331	446,525
*	Moog, Inc. Class A	29,875	1,332,425
*	Mothers Work, Inc.	39,887	582,350
*	Motorcar Parts of America, Inc.	7,500	76,125
	Movado Group, Inc.	121,400	2,260,468
	Movie Gallery, Inc.	179,244	4,093,933
*	MPS Group, Inc.	605,600	6,504,144
*	MRO Software, Inc.	179,600	2,426,396
*	MRV Communications, Inc.	68,256	252,547
*	MSC.Software Corp.	155,100	1,856,547
*	MTM Technologies, Inc.	4,000	16,000
	MTS Systems Corp.	63,700	1,923,740
	Mueller Industries, Inc.	136,000	4,281,280
	Myers Industries, Inc.	201,957	2,635,539
*	Nabi Biopharmaceuticals	116,900	1,484,630
	NACCO Industries, Inc. Class A	24,700	2,746,640
*	Nanometrics, Inc.	83,309	1,034,698
* #	Napco Security Systems, Inc.	6,383	64,213
	Nash Finch Co.	58,163	2,303,836
*	Nashua Corp.	10,700	111,280
*	Nassda Corp.	95,579	634,645
*	NATCO Group, Inc. Class A	73,200	871,080
*	Nathan’s Famous, Inc.	14,310	110,616
	National Home Health Care Corp.	9,481	125,623
*	National Patent Development Corp.	56,200	146,120
	National Presto Industries, Inc.	10,900	456,274
*	National RV Holdings, Inc.	76,900	811,295
*	National Technical Systems, Inc.	16,200	70,470
*	National Western Life Insurance Co. Class A	500	87,125
*	Natrol, Inc.	11,400	34,200
	Nature’s Sunshine Products, Inc.	50,008	963,654
*	Natus Medical, Inc.	44,000	344,696
*	Navidec Financial Services	105	0
*	Navigant International, Inc.	119,472	1,534,020
*	Navigators Group, Inc.	69,103	2,073,090
*	NCI Building Systems, Inc.	76,400	2,855,832
*	NCO Group, Inc.	98,497	1,980,775
	NDCHealth Corp.	108,400	1,681,284
*	NeighborCare, Inc.	9,200	276,644
	Nelson (Thomas), Inc.	29,200	639,480
*	Neoforma, Inc.	153,464	1,305,979
*	NeoMagic Corp.	37,617	26,708
*	Neose Technologies, Inc.	14,900	64,368

18

*	Neoware Systems, Inc.	101,671	1,208,868
*	NES Rentals Holdings, Inc.	28	280
*	Net2Phone, Inc.	330,685	770,496
	NetBank, Inc.	39,562	354,476
*	NetIQ Corp.	153,766	1,812,901
*	NetRatings, Inc.	169,900	3,216,207
*	Netscout System, Inc.	195,453	1,014,401
*	Network Engines, Inc.	56,700	106,029
*	Network Equipment Technologies, Inc.	199,700	1,429,852
*	Neurogen Corp.	67,799	552,562
*	New Brunswick Scientific Co., Inc.	8,738	54,001
	New Century Financial Corp.	66,500	3,372,880
*	New Horizons Worldwide, Inc.	15,500	62,775
	New Jersey Resources Corp.	3,000	133,200
*	Newfield Exploration Co.	1,489	110,558
*	NewMarket Corp.	108,500	2,062,585
	NewMil Bancorp, Inc.	4,000	117,240
*	Newpark Resources, Inc.	460,600	2,943,234
*	Newport Corp.	236,308	3,329,580
	Niagara Corp.	14,900	112,495
*	NL Industries, Inc.	123,200	2,698,080
*	NMT Medical, Inc.	5,900	44,486
	NN, Inc.	32,925	354,931
*	Nobel Learning Communities, Inc.	4,900	42,488
	Noble International, Ltd.	4,834	113,116
*	North America Galvanizing & Coatings, Inc.	36	86
*	North American Scientific, Inc.	84,509	346,487
	North Central Bancshares, Inc.	3,500	145,950
	Northeast Pennsylvania Financial Corp.	4,100	93,480
	Northland Cranberries, Inc.	625	269
	Northrim BanCorp, Inc.	12,210	291,941
*	Northwest Pipe Co.	24,900	603,078
*	NovaMed, Inc.	113,374	671,174
*	Novoste Corp.	68,008	61,207
*	NS Group, Inc.	6,100	208,681
*	Nu Horizons Electronics Corp.	124,462	867,504
*	NumereX Corp. Class A	9,400	42,018
*	Nutraceutical International Corp.	17,800	286,936
	NWH, Inc.	20,800	297,211
*	NYFIX, Inc.	155,301	706,620
	NYMAGIC, Inc.	8,000	183,200
*	O’Charleys, Inc.	115,877	2,447,322
* #	OCA, Inc.	326,000	1,616,960
*	Oceaneering International, Inc.	5,300	211,470
	OceanFirst Financial Corp.	27,950	649,837
*	Ocwen Financial Corp.	359,800	2,881,998
*	Odd Job Stores, Inc.	9,000	3,600
#	Odyssey Re Holdings Corp.	249,470	6,301,612
*	Offshore Logistics, Inc.	89,400	2,942,154
*	Ohio Casualty Corp.	192,400	4,642,612
*	Oil States International, Inc.	68,100	1,432,824
	Oil-Dri Corp. of America	27,600	502,320
*	Old Dominion Freight Line, Inc.	19,125	672,052
	Olin Corp.	13,500	336,825
*	Olympic Steel, Inc.	79,356	2,018,817

19

*	OM Group, Inc.	84,000	2,677,920
*	Omega Protein Corp.	151,929	1,219,990
	Omnicare, Inc.	148,000	5,104,520
*	OMNOVA Solutions, Inc.	15,800	74,418
*	Omtool, Ltd.	1,028	7,114
*	On Assignment, Inc.	169,339	1,005,874
*	One Price Clothing Stores, Inc.	486	3
* #	Oneida, Ltd.	52,000	135,200
*	Opent Technologies, Inc.	134,730	1,011,822
*	Opinion Research Corp.	30,600	211,446
*	Oplink Communications, Inc.	37,073	59,317
*	OPTi, Inc.	43,753	66,067
*	Optical Cable Corp.	37,551	184,000
*	Optical Communication Products, Inc.	45,766	83,294
	Option Care, Inc.	54,738	1,058,086
*	Orbital Sciences Corp.	44,206	462,837
*	Oregon Steel Mills, Inc.	131,800	3,836,698
*	Orleans Homebuilders, Inc.	3,200	62,720
*	Orthologic Corp.	81,405	464,823
*	Oscient Pharmaceutical Corp.	242,055	815,725
*	OSI Systems, Inc.	101,435	1,722,366
*	Osteotech, Inc.	124,240	515,596
	Outlook Group Corp.	8,000	70,080
*	Overland Storage, Inc.	107,177	1,586,220
	Overseas Shipholding Group, Inc.	114,000	7,423,680
*	Owens-Illinois, Inc.	112,800	2,807,592
	Oxford Industries, Inc.	40,600	1,435,616
*	OYO Geospace Corp.	39,600	819,324
*	P.A.M. Transportation Services, Inc.	65,308	1,178,156
*	Pacific Mercantile Bancorp	28,900	434,078
*	Pacific Premier Bancorp, Inc.	1,789	21,711
*	PacifiCare Health Systems, Inc.	235,200	14,930,496
*	Palm Harbor Homes, Inc.	126,931	1,985,201
* #	PalmOne, Inc.	50,400	1,200,528
* #	PalmSource, Inc.	15,688	158,763
*	Paradyne Networks Corp.	106,400	214,928
*	Parallel Petroleum Corp.	37,500	270,375
*	Parexel International Corp.	46,185	1,035,468
	Park Electrochemical Corp.	122,150	2,430,785
*	Parker Drilling Co.	317,400	1,875,834
*	Park-Ohio Holdings Corp.	31,175	836,425
	Parkvale Financial Corp.	1,900	56,183
*	Parlex Corp.	55,600	384,196
* #	Parlux Fragrances, Inc.	13,400	332,588
	Partners Trust Financial Group, Inc.	21,761	242,418
*	Pathmark Stores, Inc.	218,040	1,083,659
	Patina Oil & Gas Corp.	43,737	1,760,852
	Patterson-UTI Energy, Inc.	12,800	320,000
*	Paxar Corp.	71,300	1,670,559
*	Payless ShoeSource, Inc.	209,600	2,456,512
*	PC Connection, Inc.	179,856	1,379,496
*	PC Mall, Inc.	32,378	425,771
*	PC-Tel, Inc.	171,704	1,296,365
*	PDI, Inc.	42,752	855,468
*	PEC Solutions, Inc.	27,474	316,500

20

*	Pediatric Services of America, Inc.	58,250	707,737
*	Pediatrix Medical Group, Inc.	22,600	1,548,778
*	Peerless Manufacturing Co.	2,400	33,816
*	Peerless Systems Corp.	14,200	23,856
* #	Pegasus Communications Corp.	27,609	392,600
*	Pegasus Solutions, Inc.	165,191	1,969,077
*	Pegasystems, Inc.	145,842	870,677
*	Pemstar, Inc.	139,701	195,581
	Penford Corp.	7,800	112,632
	Penn Engineering & Manufacturing Corp. Non-Voting	39,200	715,400
*	Penn Treaty American Corp.	66,800	142,284
	Penn Virginia Corp.	51,980	2,538,703
	Pennfed Financial Services, Inc.	30,400	459,344
	Pep Boys - Manny, Moe & Jack	207,700	3,755,216
*	Perceptron, Inc.	61,070	500,774
*	Performance Food Group Co.	113,200	3,072,248
*	Performance Technologies, Inc.	43,000	400,330
*	Pericom Semiconductor Corp.	170,329	1,510,818
*	Perini Corp.	2,200	35,112
	Perrigo Co.	19,926	350,100
*	Perry Ellis International, Inc.	76,057	1,724,973
*	Pervasive Software, Inc.	63,097	277,627
*	Petrocorp, Inc. Escrow Shares	4,900	294
*	Petroleum Development Corp.	48,550	2,128,432
	PETsMART, Inc.	3,905	119,102
	PFF Bancorp, Inc.	41,140	1,731,994
*	Pharmacopia Drug Discovery, Inc.	58,148	283,762
*	Pharmacyclics, Inc.	28,677	235,725
*	Philadelphia Consolidated Holding Corp.	8,799	668,548
	Phillips-Van Heusen Corp.	131,200	3,638,176
*	Phoenix Technologies, Ltd.	143,315	1,427,417
*	Photronics, Inc.	189,200	3,515,336
*	Pico Holdings, Inc.	62,260	1,372,210
	Pier 1 Imports, Inc.	41,500	757,375
	Pilgrim’s Pride Corp.	160,000	6,076,800
*	Pinnacle Entertainment, Inc.	111,700	1,731,350
*	Pinnacle Systems, Inc.	273,594	1,170,982
*	Piper Jaffray Companies, Inc.	66,100	2,614,255
*	Pixelworks, Inc.	16,779	159,736
*	Plains Exploration & Production Co.	177,812	6,047,386
*	Planar Systems, Inc.	112,285	905,017
*	PLATO Learning, Inc.	124,041	963,799
*	Plexus Corp.	215,022	2,279,233
*	PLX Technology, Inc.	83,330	1,004,127
*	PMA Capital Corp. Class A	175,443	1,587,759
	Pocahontas Bancorp, Inc.	9,400	149,272
*	Polycom, Inc.	9,000	145,710
	PolyMedica Corp.	86,000	2,960,980
*	PolyOne Corp.	25,480	231,868
*	Pomeroy IT Solutions, Inc.	96,711	1,440,027
	Pope & Talbot, Inc.	91,100	1,475,820
	Potlatch Corp.	119,600	5,519,540
*	Powell Industries, Inc.	45,735	823,687
*	Power-One, Inc.	67	390

21

*	Powerwave Technologies, Inc.	270,926	1,855,843
*	PRAECIS Pharmaceuticals, Inc.	265,700	374,637
	Precision Castparts Corp.	79,982	6,019,445
	Preformed Line Products Co.	4,400	149,116
*	Premiere Global Services, Inc.	112,345	1,143,672
	Presidential Life Corp.	180,300	2,796,453
*	Presstek, Inc.	53,089	470,899
*	PRG-Schultz International, Inc.	202,000	935,260
*	Price Communications Corp.	106,780	1,908,159
*	PriceSmart, Inc.	139,915	1,098,333
*	Pride International, Inc.	188,436	4,639,294
	Printronix, Inc.	14,100	235,752
*	ProAssurance Corp.	92,180	3,733,290
*	Procom Technology, Inc.	1,200	1,950
	Programmers Paradise, Inc.	100	1,440
	Providence & Worcester Railroad Co.	10,700	148,730
	Provident Financial Services, Inc.	17,203	306,557
*	Province Healthcare Co.	56,100	1,294,788
*	PSS World Medical, Inc.	121,739	1,480,346
	Pulaski Financial Corp.	9,744	202,198
	Pulitzer, Inc.	37,500	2,388,000
*	Pure World, Inc.	5,600	8,512
	Pyramid Breweries, Inc.	12,400	22,568
	Quaker Fabric Corp.	69,000	291,180
*	Quality Dining, Inc.	13,800	43,746
	Quanex Corp.	87,600	5,155,260
*	Quanta Services, Inc.	347,500	2,727,875
*	Quantum Corp.	644,900	1,863,761
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	150,289	811,561
*	QuickLogic Corp.	178,036	653,392
*	Quidel Corp.	80,161	353,510
*	Quipp, Inc.	900	11,696
*	Quovadx, Inc.	136,510	397,244
*	R&B, Inc.	7,000	190,743
*	Radiant Systems, Inc.	32,944	259,599
*	Radio One, Inc.	56,045	770,058
*	Radiologix, Inc.	153,500	719,915
*	RadiSys Corp.	106,919	1,628,376
*	RailAmerica, Inc.	239,100	2,883,546
*	Raindance Communictions, Inc.	78,706	182,598
	Ralcorp Holdings, Inc.	4,900	228,095
	Range Resources Corp.	128,000	3,230,720
	Raven Industries, Inc.	16,900	304,707
	Raytech Corp.	45,640	83,065
*	RC2 Corp.	32,891	1,017,319
*	RCM Technologies, Inc.	84,800	415,520
* #	RCN Corp.	19,900	398
*	Reading International, Inc. Class A	4,320	33,221
*	Reading International, Inc. Class B	2,880	21,960
* #	Redhook Ale Brewery, Inc.	32,600	118,990
	Regal-Beloit Corp.	100,332	3,094,239
*	Regent Communications, Inc.	317,505	1,600,225
*	Register.com, Inc.	116,600	718,256
*	RehabCare Group, Inc.	47,500	1,363,250

22

*	Reliability, Inc.	6,500	2,828
	Reliance Steel & Aluminum Co.	139,426	6,371,768
*	Reliant Energy, Inc.	13,200	158,268
*	Remec, Inc.	184,891	1,159,267
*	RemedyTemp, Inc.	52,700	509,082
*	Rent-Way, Inc.	210,700	1,645,567
*	Reptron Electronics, Inc.	294	1,720
*	Republic First Bancorp, Inc.	1,320	19,325
*	Res-Care, Inc.	99,600	1,363,524
	Resource America, Inc.	104,439	4,125,341
*	Restoration Hardware, Inc.	72,924	387,226
*	Retail Ventures, Inc.	262,000	1,915,220
*	Rex Stores Corp.	82,275	1,160,900
*	RF Monolithics, Inc.	32,177	225,239
	Richardson Electronics, Ltd.	76,300	859,901
	Riggs National Corp.	163,256	3,159,004
*	Riverstone Networks, Inc.	247,600	245,124
*	Riviera Tool Co.	841	1,076
	RLI Corp.	101,600	4,399,280
	Roanoke Electric Steel Corp.	10,600	280,794
	Robbins & Myers, Inc.	95,200	2,284,800
*	Rochester Medical Corp.	3,900	41,730
*	Rockford Corp.	58,300	148,665
	Rock-Tenn Co. Class A	219,700	3,135,119
*	Rocky Shoes & Boots, Inc.	3,500	109,340
*	Rofin-Sinar Technologies, Inc.	16,000	586,400
	RPC, Inc.	14,200	370,620
	RPM International, Inc.	234,300	4,388,439
*	RSA Security, Inc.	300	4,902
*	RTI International Metals, Inc.	138,073	3,741,778
*	RTW, Inc.	43,900	463,145
*	Rubio’s Restaurants, Inc.	64,600	737,086
	Ruddick Corp.	149,700	3,532,920
*	Rudolph Technologies, Inc.	22,037	404,159
*	Rush Enterprises, Inc. Class A	8,500	135,405
*	Rush Enterprises, Inc. Class B	7,100	117,434
	Russ Berrie & Co., Inc.	83,100	1,891,356
	Russell Corp.	199,840	3,615,106
*	Ryan’s Restaurant Group, Inc.	234,457	3,151,102
	Ryder System, Inc.	193,600	8,220,256
	Ryerson Tull, Inc.	163,600	2,347,660
	Ryland Group, Inc.	93,626	6,511,688
*	S&K Famous Brands, Inc.	3,700	64,787
*	S1 Corp.	63,500	487,680
*	Safeguard Scientifics, Inc.	403,100	640,929
*	SafeNet, Inc.	74,300	2,229,000
*	Safety Components International, Inc.	129	2,287
	Saks, Inc.	234,700	3,565,093
* #	Salton, Inc.	102,600	289,332
*	San Filippo (John B.) & Son, Inc.	45,168	1,174,142
	Sanderson Farms, Inc.	6,850	307,360
*	Sangamo BioSciences, Inc.	143,071	738,246
	Saucony, Inc. Class A	2,000	52,180
	Saucony, Inc. Class B	23,998	623,948
	Sauer-Danfoss, Inc.	36,100	772,540

23

*	Savient Pharmaceuticals, Inc.	79,700	228,739
*	SBA Communications Corp.	9,655	83,999
*	SBS Technologies, Inc.	118,684	1,438,450
*	ScanSoft, Inc.	469,747	2,015,215
*	Scheid Vineyards, Inc.	13,600	83,096
*	Schein (Henry), Inc.	3,500	253,190
	Schnitzer Steel Industries, Inc. Class A	40,000	1,624,800
*	Scholastic Corp.	103,517	3,672,783
	Schulman (A.), Inc.	167,316	3,021,727
	Schweitzer-Maudoit International, Inc.	92,000	3,132,600
*	SCM Microsystems, Inc.	100,848	388,265
*	SCPIE Holdings, Inc.	4,900	53,753
*	SCS Transportation, Inc.	97,576	2,161,308
	Seaboard Corp.	2,800	2,996,000
*	Seabulk International, Inc.	180,000	3,238,200
*	Seachange International, Inc.	3,500	48,475
*	SEACOR Holdings, Inc.	61,050	3,843,098
*	Seattle Genetics, Inc.	13,700	68,911
*	Segue Software, Inc.	6,600	33,594
*	Selectica, Inc.	289,600	926,720
	Selective Insurance Group, Inc.	103,169	4,746,806
*	Semitool, Inc.	140,900	1,470,996
* #	SEMX Corp.	20,400	2,754
	Sensient Technologies Corp.	171,700	3,749,928
*	Sequa Corp. Class A	5,900	341,964
*	Sequenom, Inc.	108,750	131,479
*	Serologicals Corp.	3,780	91,363
*	Service Corp. International	482,000	3,634,280
*	Sharper Image Corp.	93,060	1,446,152
*	Shaw Group, Inc.	205,300	4,270,240
*	Shiloh Industries, Inc.	97,384	1,603,914
*	Shoe Carnival, Inc.	99,451	1,616,079
*	Shoe Pavilion, Inc.	6,600	26,598
*	ShopKo Stores, Inc.	263,000	4,605,130
*	SIFCO Industries, Inc.	600	2,916
*	Silicon Storage Technology, Inc.	18,950	87,549
	Simmons First National Corp. Class A	66,840	1,737,840
*	SimpleTech, Inc.	193,118	758,954
*	Sipex Corp.	147,400	324,280
*	Sitel Corp.	457,500	837,225
*	Six Flags, Inc.	605,400	2,700,084
*	Skechers U.S.A., Inc. Class A	78,500	1,199,480
	Sky Financial Group, Inc.	6,442	179,216
	Skyline Corp.	18,000	690,300
	Skywest, Inc.	220,604	3,765,710
*	Skyworks Solutions, Inc.	109,100	792,066
*	Smart & Final Food, Inc.	125,900	1,636,700
*	Smith & Wollensky Restaurant Group, Inc.	55,300	272,076
	Smith (A.O.) Corp.	76,400	2,007,792
*	Sola International, Inc.	94,700	2,634,554
*	Somera Communications, Inc.	41,225	63,899
	Sonic Automotive, Inc.	106,800	2,369,892
*	Sonic Innovations, Inc.	140,318	672,123
*	SonicWALL, Inc.	400,674	2,476,165
	Sound Federal Bancorp, Inc.	54,557	848,361

24

*	Source Interlink Companies, Inc.	79,200	902,880
*	SOURCECORP, Inc.	75,355	1,573,412
	South Jersey Industries, Inc.	51,600	2,882,892
*	Southern Energy Homes, Inc.	15,300	85,680
*	Southern Union Co.	77,101	1,955,293
*	Southwall Technologies, Inc.	20,400	26,112
*	Southwestern Energy Co.	61,900	3,775,900
*	Spanish Broadcasting System, Inc.	163,835	1,646,542
	Spartan Motors, Inc.	18,600	195,300
*	Spartan Stores, Inc.	118,829	1,203,738
	Spartech Corp.	116,000	2,548,520
*	Specialty Laboratories, Inc.	73,100	695,912
*	Spectrum Control, Inc.	64,600	481,916
*	Spherion Corp.	368,000	2,870,400
*	Spinnaker Exploration Co.	107,400	3,851,364
*	Sport-Haley, Inc.	7,000	29,750
*	SRI/Surgical Express, Inc.	8,900	42,631
	SS&C Technologies, Inc.	68,500	1,652,220
	St. Mary Land & Exploration Co.	10,200	518,976
*	Staar Surgical Co.	52,457	336,774
*	Stage Stores, Inc.	52,500	2,024,400
*	Stamps.com, Inc.	34,724	634,373
	Standard Commercial Corp.	59,600	1,126,440
*	Standard Management Corp.	19,400	67,706
*	Standard Microsystems Corp.	104,452	1,831,044
	Standard Motor Products, Inc.	113,200	1,308,592
	Standard Pacific Corp.	108,900	8,712,000
	Standard Register Co.	115,800	1,573,722
	Standex International Corp.	5,300	153,223
	Stanley Furniture, Inc.	2,500	117,175
	State Auto Financial Corp.	100,358	2,802,999
	State Financial Services Corp. Class A	13,447	411,209
	Steel Dynamics, Inc.	183,300	8,164,182
	Steel Technologies, Inc.	85,167	2,625,699
*	Stein Mart, Inc.	74,372	1,547,681
*	Steinway Musical Instruments, Inc.	64,600	1,749,368
*	Stellent, Inc.	220,961	1,986,439
	Stepan Co.	10,600	251,220
	Sterling Bancorp	6,097	150,962
*	Sterling Construction Co., Inc.	29,800	204,130
*	Sterling Financial Corp.	73,210	2,790,765
	Stewart & Stevenson Services, Inc.	150,300	3,219,426
*	Stewart Enterprises, Inc.	327,240	2,074,702
	Stewart Information Services Corp.	68,600	2,743,314
*	Stifel Financial Corp.	29,213	628,080
*	Stillwater Mining Co.	39,900	454,062
*	Stone Energy Corp.	81,952	4,116,449
*	Stonepath Group, Inc.	65,100	66,402
*	Stoneridge, Inc.	187,900	2,267,953
*	Strategic Diagnostics, Inc.	39,050	118,712
*	Strategic Distribution, Inc.	3,490	47,080
*	Stratex Networks, Inc.	100	211
*	Stratos International, Inc.	98,186	443,801
*	Stratus Properties, Inc.	13,550	220,743
	Stride Rite Corp.	243,111	3,160,443

25

*	Suburban Lodges of America, Inc. Escrow Shares	29,300	0
	Summa Industries, Inc.	15,200	139,384
*	SumTotal Systems, Inc.	13,750	77,688
*	Sun Bancorp, Inc.	68,953	1,689,349
*	Sunrise Senior Living, Inc.	71,100	3,370,140
	Sunrise Telecom, Inc.	62,500	173,750
*	Suntron Corp.	3,925	11,186
*	Superior Energy Services, Inc.	65,600	1,258,208
#	Superior Industries International, Inc.	99,200	2,626,816
	Superior Uniform Group, Inc.	2,800	39,704
	Supreme Industries, Inc.	15,720	105,953
	SureWest Communications	79,293	1,771,406
	Susquehanna Bancshares, Inc.	76,629	1,888,139
*	Swift Energy Corp.	138,400	3,763,096
*	Swift Transportation Co., Inc.	142,119	3,371,063
	SWS Group, Inc.	67,900	1,226,274
*	Sycamore Networks, Inc.	588,502	2,112,722
*	Sykes Enterprises, Inc.	234,951	1,802,074
*	Symmetricom, Inc.	246,628	2,614,257
*	Syms Corp.	120,000	1,626,000
*	Synalloy Corp.	7,400	74,296
*	Synovis Life Technologies, Inc.	83,063	894,589
	Sypris Solutions, Inc.	107,685	1,196,380
*	Systemax, Inc.	165,100	1,031,875
*	Tag-It Pacific, Inc.	11,900	56,525
*	TALK America Holdings, Inc.	205,459	1,263,573
	TALX Corp.	14,850	305,168
	Tandy Brand Accessories, Inc.	1,000	13,530
*	Tarrant Apparel Group	73,211	121,530
	Tasty Baking Co.	64,600	509,048
	TB Wood’s Corp.	36,700	230,109
*	TBC Corp.	68,500	2,050,205
*	Team, Inc.	2,700	45,225
*	TeamStaff, Inc.	70,500	115,620
	Technical Olympic USA, Inc.	26,050	789,836
*	Technitrol, Inc.	115,264	2,045,936
*	TechTeam Global, Inc.	84,200	921,990
	Tecumseh Products Co. Class A	50,175	2,059,684
	Tecumseh Products Co. Class B	6,900	270,480
	Tektronix, Inc.	2,516	72,763
*	Teleglobe International Holdings, Ltd.	31,020	155,100
*	TeleTech Holdings, Inc.	120,136	1,375,557
*	Telular Corp.	42,400	232,352
*	Tenneco Automotive, Inc.	50,200	762,538
*	Terayon Communication Systems, Inc.	64,534	220,706
*	Terex Corp.	221,500	10,011,800
* #	Terra Industries, Inc.	437,400	3,577,932
*	Tesoro Petroleum Corp.	121,973	4,504,463
*	Tessco Technologies, Inc.	2,500	38,400
*	TETRA Technologies, Inc.	43,300	1,355,723
	Texas Industries, Inc.	99,300	6,623,310
	Texas United Bancshares, Inc.	961	18,259
	TF Financial Corp.	1,100	34,772
*	The Banc Corp.	106,342	1,060,230
	The Brink’s Co.	26,094	904,418

26

*	The Dress Barn, Inc.	80,200	1,513,374
*	The Geo Group, Inc.	25,200	723,492
*	The Lamson & Sessions Co.	82,100	790,623
	The Marcus Corp.	116,100	2,707,452
*	The Mens Warehouse, Inc.	9,400	330,598
*	The Mosaic Co.	37,500	617,250
	The Phoenix Companies, Inc.	409,500	5,249,790
*	The Rowe Companies	13,000	55,900
*	The Sports Authority, Inc.	112,193	2,747,607
*	The Sports Club Co., Inc.	1,300	2,418
	The Topps Co., Inc.	68,379	643,446
*	Theragenics Corp.	249,400	832,996
*	TheStreet.com, Inc.	77,395	340,538
*	Third Wave Technologies, Inc.	56,359	384,932
*	Thomas & Betts Corp.	104,100	3,235,428
	Thomas Industries, Inc.	77,100	3,090,168
*	Thoratec Corp.	245,974	2,890,195
*	THQ, Inc.	37,900	1,036,186
*	Three-Five Systems, Inc.	157,100	194,804
*	TIBCO Software, Inc.	59,720	582,867
*	Tier Technologies, Inc. Class B	181,075	1,209,581
	TierOne Corp.	112,090	2,780,953
*	TII Network Technologies, Inc.	5,200	8,580
	Timberland Bancorp, Inc.	8,400	195,720
*	Timco Aviation Services, Inc.	540	89
*	Time Warner Telecom, Inc.	219,626	885,093
	Timken Co.	176,100	4,983,630
*	Titan Pharmaceuticals, Inc.	128,500	308,400
*	Titanium Metals Corp.	32,050	1,220,464
	Todd Shipyards Corp.	25,250	486,063
*	Toll Brothers, Inc.	18,959	1,669,340
*	Tollgrade Communications, Inc.	101,183	906,600
* #	Torch Offshore, Inc.	41,800	81,510
*	Total Entertainment Restaurant Corp.	4,700	50,948
* #	Tower Automotive, Inc.	315,949	79,777
	Traffix, Inc.	104,900	623,106
*	Trailer Bridge, Inc.	12,300	119,925
*	Trammell Crow Co.	252,600	4,887,810
*	Trans World Entertainment Corp.	256,800	3,602,904
*	Transcat, Inc.	7,000	27,580
*	Transgenomic, Inc.	68,900	64,766
*	Transkaryotic Therapies, Inc.	2,140	49,306
*	TransMontaigne, Inc.	241,400	1,851,538
*	Transport Corp. of America	2,000	18,200
*	Transpro, Inc.	54,600	357,084
*	TRC Companies, Inc.	95,500	1,550,920
	Tredegar Industries, Inc.	197,800	3,421,940
*	Triad Guaranty, Inc.	41,324	2,170,750
*	Triad Hospitals, Inc.	16,700	729,289
	Triarc Companies, Inc. Class A	11,100	172,938
	Trinity Industries, Inc.	191,300	5,509,440
*	Tripos, Inc.	4,500	22,860
*	Triquint Semiconductor, Inc.	227,998	786,593
*	Triumph Group, Inc.	68,800	2,557,296
*	TriZetto Group, Inc.	87,408	777,057

27

* #	Trump Hotels & Casino Resorts, Inc.	27,600	40,020
*	TTM Technologies, Inc.	146,900	1,582,113
*	Tumbleweed Communications Corp.	12,000	31,200
*	Tweeter Home Entertainment Group, Inc.	185,798	1,075,770
	Twin Disc, Inc.	3,500	94,430
*	Tyler Technologies, Inc.	74,200	522,368
*	U.S. Concrete, Inc.	191,058	1,194,113
*	U.S. Energy Corp. Wyoming	4,600	19,596
*	U.S. Xpress Enterprises, Inc. Class A	15,716	417,888
	UICI	243,900	6,687,738
*	Ulticom, Inc.	108,807	1,526,562
* #	Ultimate Electronics, Inc.	82,390	90,629
*	Ultratech, Inc.	62,501	991,891
	UMB Financial Corp.	78,388	4,416,380
	Umpqua Holdings Corp.	105,673	2,526,641
*	Unico American Corp.	9,400	86,104
*	Unifi, Inc.	464,900	1,947,931
	Unifirst Corp.	63,800	2,589,004
	Union Bankshares Corp.	41	1,484
*	Unit Corp.	73,400	3,360,252
*	United America Idemnity, Ltd.	33,755	616,029
	United Auto Group, Inc.	178,800	4,984,944
	United Community Financial Corp.	168,478	1,886,954
*	United Financial Mortgage Corp.	19,450	93,360
	United Fire & Casualty Co.	8,800	279,576
	United Industrial Corp.	25,687	847,671
*	United Rentals, Inc.	258,000	4,881,360
*	United Retail Group, Inc.	30,366	198,897
	United States Steel Corp.	19,800	1,234,728
*	United Stationers, Inc.	13,700	602,526
	Unity Bancorp, Inc.	11,186	134,232
*	Universal American Financial Corp.	258,824	4,071,302
*	Universal Compression Holdings, Inc.	98,900	3,758,200
	Universal Corp.	94,600	4,748,920
*	Universal Electronics, Inc.	6,756	114,987
	Universal Forest Products, Inc.	106,237	4,159,179
*	Universal Stainless & Alloy Products, Inc.	23,800	428,400
	Unizan Financial Corp.	32,222	762,050
*	Unova, Inc.	219,900	5,119,272
*	URS Corp.	129,200	3,726,128
* #	US Airways Group, Inc. Class A	2,050	2,163
*	USA Mobility, Inc.	30,096	1,180,967
*	USA Truck, Inc.	14,200	284,142
	USEC, Inc.	306,200	4,531,760
	USF Corp.	104,900	5,014,220
*	Vail Resorts, Inc.	120,600	2,935,404
	Valeant Pharmaceuticals International	1,871	45,372
	Valhi, Inc.	57,700	896,081
	Valmont Industries, Inc.	31,200	786,240
*	ValueClick, Inc.	149,100	1,886,115
*	ValueVision Media, Inc. Class A	91,768	1,192,984
*	Vastera, Inc.	250,800	712,272
*	Veeco Instruments, Inc.	64,400	963,424
*	Veritas DGC, Inc.	95,300	2,584,536
*	Verity, Inc.	196,099	2,323,773

28

*	Verso Technologies, Inc.	13,486	5,260
	Vesta Insurance Group, Inc.	221,600	753,440
*	Vestin Group, Inc.	2,200	6,820
	Viad Corp.	81,800	2,208,600
*	Viasat, Inc.	52,100	1,035,748
*	Vical, Inc.	90,846	520,548
*	Vicon Industries, Inc.	11,200	47,376
	Vicor Corp.	101,713	1,154,443
	Vintage Petroleum, Inc.	404,200	12,000,698
*	Virologic, Inc.	244,379	579,178
	Visteon Corp.	367,300	2,464,583
*	Visual Networks, Inc.	2,700	10,557
	Vital Signs, Inc.	9,669	397,203
*	Vitesse Semiconductor, Inc.	117,614	358,723
*	Vitria Technology, Inc.	101,231	349,247
*	VL Dissolution Corp.	4,834	0
*	Volt Information Sciences, Inc.	122,200	3,558,464
	Vulcan International Corp.	400	19,060
*	Vyyo, Inc.	58,778	483,155
*	W-H Energy Services, Inc.	56,600	1,494,240
#	Walter Industries, Inc.	117,711	4,516,571
*	Warnaco Group, Inc.	29,681	709,970
*	Washington Group International, Inc.	3,600	157,500
	Washington Savings Bank FSB	800	11,424
*	Waste Connections, Inc.	47,600	1,622,208
	Waste Industries USA, Inc.	87,000	1,239,750
*	WatchGuard Technologies, Inc.	244,849	888,802
*	Water Pik Technologies, Inc.	44,500	837,935
	Watsco, Inc. Class A	122,200	4,663,152
	Watts Water Technologies, Inc.	77,900	2,590,175
	Wausau-Mosinee Paper Corp.	274,200	4,134,936
*	WCI Communities, Inc.	137,000	4,753,900
*	webMethods, Inc.	37,587	235,670
	Webster Financial Corp.	8,134	356,269
*	Weider Nutrition International, Inc.	13,100	62,225
	Weis Markets, Inc.	64,800	2,409,264
	Wellman, Inc.	278,300	3,812,710
	Werner Enterprises, Inc.	182,707	3,909,930
	Wesbanco, Inc.	85,563	2,300,789
*	West Marine, Inc.	75,000	1,813,500
	West Pharmaceutical Services, Inc.	6,200	159,340
*	Westaff, Inc.	68,800	373,584
	Westbank Corp.	3,087	56,495
*	Westcoast Hospitality Corp.	23,500	158,625
	Westcorp, Inc.	51,740	2,341,235
	Westwood Holdings Group, Inc.	8,975	175,013
* #	Wet Seal, Inc. Class A	100,025	292,073
*	WFS Financial, Inc.	25,200	1,267,812
*	White Electronics Designs Corp.	175,574	884,893
*	Whitehall Jewelers, Inc.	97,200	685,260
*	Whiting Petroleum Corp.	4,718	199,571
*	Wild Oats Markets, Inc.	179,856	1,160,071
* #	William Lyon Homes, Inc.	37,200	3,304,848
*	Willis Lease Finance Corp.	24,000	202,800
	Willow Grove Bancorp, Inc.	36,442	621,701

29

*	Wilshire Enterprises, Inc.	11,000	100,650
*	Wilson Greatbatch Technologies, Inc.	139,100	2,438,423
*	Wilsons The Leather Experts, Inc.	46,900	150,549
*	Wind River Systems, Inc.	5,360	72,146
* #	Winn-Dixie Stores, Inc.	673,300	430,912
	Wintrust Financial Corp.	1,200	64,392
*	Wireless Facilities, Inc.	90,931	641,973
	Wireless Telecom Group, Inc.	32,000	89,280
*	Wolverine Tube, Inc.	133,700	1,330,315
	Wolverine World Wide, Inc.	12,750	283,688
	Woodhead Industries, Inc.	44,354	619,182
	Woodward Governor Co.	17,789	1,301,977
*	World Acceptance Corp.	50,400	1,375,920
	World Fuel Services Corp.	52,200	1,495,530
*	Worldwide Restaurant Concepts, Inc.	189,900	996,975
	Worthington Industries, Inc.	275,500	5,771,725
*	WQN, Inc.	4,800	10,704
*	Xanser Corp.	141,700	471,861
*	Xeta Corp.	41,300	135,464
	Yardville National Bancorp	56,800	1,819,872
	York International Corp.	84,000	3,248,280
*	Zapata Corp.	1,170	83,070
	Zenith National Insurance Corp.	14,300	724,009
*	Zhone Technologies, Inc.	255,964	688,543
*	Zoll Medical Corp.	19,362	585,894
* #	Zoltek Companies, Inc.	106,583	1,449,529
*	Zomax, Inc.	271,319	1,153,106
*	Zones, Inc.	450	1,818
*	Zoran Corp.	213,710	2,288,834
*	Zygo Corp.	128,374	1,672,713
TOTAL COMMON STOCKS
(Cost $1,431,333,780)			2,189,030,128

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	6	0
*	Chart Industries, Inc. Warrants 09/15/10	25	431
*	Chiquita Brands International, Inc. Warrants 03/19/09	11,137	71,054
*	Del Global Technologies Corp. Warrants 03/28/08	131	131
* #	Foster Wheelers, Ltd. Warrants 09/24/07	3,100	0
*	Lodgian, Inc. Class A Warrants 11/25/07	118	6
*	Lodgian, Inc. Class B Warrants 11/25/09	363	11
*	Magnum Hunter Resources, Inc. Warrants 03/21/05	4,020	7,397
*	Timco Aviation Services, Inc. Warrants 02/27/07	5,332	1
*	Virologic, Inc. Contingent Value Rights	267,979	72,354
TOTAL RIGHTS/WARRANTS
(Cost $390,111)			151,385

30

	Face
	Amount
	(000)
BONDS — (0.0%)
* Del Global Technologies Corp. Subordinated Promissory Note
6.000%, 03/28/07	$0	0
* Timco Aviation Services, Inc. Jr. Subordinated Note
8.000%, 01/02/07	2	336
TOTAL BONDS
(Cost $0)		336

TEMPORARY CASH INVESTMENTS — (2.4%)

Repurchase Agreement, Merrill Lynch Triparty Repo 2.58%, 03/01/05 (Collateralized by $115,735,000 U.S. Treasury Bill 05/15/26, valued at $41,359,060) to be repurchased at $40,549,662 (Cost $40,546,756)	40,547	40,546,756

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $13,330,000 FHLMC Notes 4.00%, 09/22/09, valued at $13,446,638) to be repurchased at $13,247,872 (Cost $13,247,000)	13,247	13,247,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $53,793,756)		53,793,756

TOTAL INVESTMENTS - (100.0%)
(Cost $1,485,517,647)††		$2,242,975,605

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $1,486,430,622.

31

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (95.7%)
*	1-800 CONTACTS, Inc.	13,667	$322,131
*	1-800-FLOWERS.COM, Inc.	30,000	225,000
	1st Source Corp.	15,779	361,655
	1st State Bancorp, Inc.	1,400	40,915
	21st Century Insurance Group	36,700	518,938
*	3-D Systems Corp.	13,900	282,031
*	3Com Corp.	18,100	64,798
*	4Kids Entertainment, Inc.	17,800	347,812
*	7-Eleven, Inc.	54,100	1,358,992
*	99 Cents Only Stores	55,366	863,156
*	@Road, Inc.	79,200	358,776
*	A. B. Watley Group, Inc.	200	18
*	A.C. Moore Arts & Crafts, Inc.	20,900	533,347
* #	aaiPharma, Inc.	5,300	12,190
*	AAON, Inc.	6,600	101,640
*	AAR Corp.	43,700	487,255
	Aaron Rents, Inc.	22,700	464,442
	Aaron Rents, Inc. Class A	4,275	79,985
*	Abaxis, Inc.	10,600	117,024
	ABC Bancorp	840	18,060
*	Abgenix, Inc.	58,400	482,384
*	Abiomed, Inc.	27,200	291,040
*	Able Laboratories, Inc.	15,000	325,950
	ABM Industries, Inc.	23,600	437,308
*	ABX Air, Inc.	24,000	193,200
*	Acacia Research-Acacia Technologies	16,590	97,383
*	Acacia Research-CombiMatrix	37,820	113,082
*	Accelr8 Technology Corp.	12	35
*	Accelrys, Inc.	37,100	198,114
* #	Access Pharmaceuticals, Inc.	13,300	38,703
*	Accredited Home Lenders Holding Co.	12,500	500,250
*	Accredo Health, Inc.	38,744	1,651,269
*	ACE Cash Express, Inc.	15,618	395,135
	Aceto Corp.	17,701	158,424
*	Acme Communications, Inc.	23,400	140,400
	Acme United Corp.	1,100	19,195
*	ACT Manufacturing, Inc.	350	2
*	Actel Corp.	30,364	518,010
	Action Performance Companies, Inc.	8,800	127,776
*	ActivCard Corp.	49,289	317,421
*	Active Power, Inc.	61,030	229,473
*	Activision, Inc.	91,350	1,996,911
*	Actuant Corp.	9,520	514,556
*	Actuate Corp.	69,474	187,580
#	Acxiom Corp.	49,200	1,107,000

1

*	Adaptec, Inc.	85,818	466,850
*	ADDvantage Technologies Group, Inc.	2,600	12,844
*	ADE Corp.	1,000	19,980
*	Adept Technology, Inc.	660	4,290
*	Administaff, Inc.	30,800	412,720
*	Adolor Corp.	43,800	385,440
	Adtran, Inc.	32,800	613,688
*	Advance Auto Parts, Inc.	154	7,759
*	Advanced Digital Information Corp.	51,400	427,134
*	Advanced Energy Industries, Inc.	44,700	416,157
*	Advanced Magnetics, Inc.	5,700	115,824
*	Advanced Marketing Services, Inc.	14,680	108,926
*	Advanced Medical Optics, Inc.	11,600	440,220
*	Advanced Neuromodulation Systems, Inc.	14,950	441,025
*	Advanced Power Technology, Inc.	14,800	114,700
*	Advancis Pharmaceutical Corp.	1,700	7,429
	Advanta Corp. Class A	8,700	191,661
	Advanta Corp. Class B Non-Voting	11,500	278,530
*	Advent Software, Inc.	38,778	684,819
	Advo, Inc.	10,550	386,868
*	Aehr Test Systems	2,400	7,200
*	AEP Industries, Inc.	10,400	212,160
*	Aeroflex, Inc.	68,103	691,926
*	Aeropostale, Inc.	14,850	473,715
*	Aerosonic Corp.	300	1,365
*	Aether Systems, Inc.	60,510	206,944
*	AFC Enterprises, Inc.	7,600	200,640
*	Affiliated Managers Group, Inc.	16,500	1,068,540
*	Aftermarket Technology Corp.	25,792	374,242
*	AGCO Corp.	51,569	1,004,048
*	Agile Software Corp.	58,000	397,880
	Agilysys, Inc.	25,800	486,588
*	Air Methods Corp.	15,200	114,760
	Airgas, Inc.	59,500	1,493,450
*	AirGate PCS, Inc.	7,000	256,690
*	AirNet Systems, Inc.	14,100	57,810
*	Airspan Networks, Inc.	49,200	215,988
*	Airtran Holdings, Inc.	54,800	437,304
*	AK Steel Holding Corp.	118,300	2,076,165
*	Akamai Technologies, Inc.	35,700	393,057
* #	Akorn, Inc.	18,000	63,180
* #	Aksys, Ltd.	34,300	160,524
	Alabama National Bancorporation	8,300	517,505
	Alamo Group, Inc.	6,000	148,200
*	Alaska Air Group, Inc.	29,800	845,128
	Alaska Communications Systems Group, Inc.	4,450	38,225
	Albany International Corp. Class A	26,264	847,014
*	Albany Molecular Research, Inc.	35,900	351,820
	Albemarle Corp.	17,400	661,200
*	Alderwoods Group, Inc.	4,600	56,350
*	Aleris International, Inc.	28,586	573,721
	Alexander & Baldwin, Inc.	11,400	517,560
*	Alexion Pharmaceuticals, Inc.	22,895	534,598
	Alfa Corp.	52,548	758,268
*	Alico, Inc.	700	40,922

2

*	Align Technology, Inc.	43,300	327,781
*	Alkermes, Inc.	23,500	274,480
*	Allegheny Energy, Inc.	91,300	1,728,309
	Allegheny Technologies, Inc.	24,379	599,967
	Allen Organ Co. Class B	700	43,575
	ALLETE, Inc.	19,600	777,728
* #	Alliance Gaming Corp.	50,500	560,550
*	Alliance Imaging, Inc.	53,000	599,960
*	Alliance Semiconductor Corp.	48,000	129,120
*	Alliant Techsystems, Inc.	8,100	560,763
*	Allied Defense Group, Inc.	6,400	147,200
*	Allied Healthcare International, Inc.	16,800	109,872
*	Allied Healthcare Products, Inc.	1,000	6,200
*	Allied Holdings, Inc.	300	1,335
*	Allmerica Financial Corp.	35,800	1,281,640
*	Allos Therapeutics, Inc.	38,598	87,231
*	Alloy, Inc.	39,013	237,199
*	Allscripts Healthcare Solutions, Inc.	47,388	634,999
	Alpharma, Inc. Class A	35,400	464,448
*	Altiris, Inc.	12,700	371,221
	Ambassadors Group, Inc.	4,500	149,985
	Ambassadors International, Inc.	11,000	162,360
*	Amcast Industrial Corp.	200	5
	AMCOL International Corp.	19,700	436,355
	Amcore Financial, Inc.	17,900	508,897
*	Amedisys, Inc.	17,600	562,144
	Amerco, Inc.	24,978	1,114,269
*	America Services Group, Inc.	7,800	195,312
* #	America West Holdings Corp. Class B	51,700	253,330
	American Axle & Manufacturing Holdings, Inc.	17,400	459,708
*	American Dental Partners, Inc.	4,900	122,598
	American Eagle Outfitters, Inc.	30,300	1,640,139
	American Ecology Corp.	2,700	33,426
	American Greetings Corp. Class A	41,900	1,031,997
*	American Healthways, Inc.	14,500	492,710
*	American Independence Corp.	5,224	73,972
#	American Italian Pasta Co.	12,400	334,800
*	American Locker Group, Inc.	1,000	8,000
*	American Medical Systems Holdings, Inc.	28,200	1,116,720
*	American Pacific Corp.	2,900	25,781
*	American Physicians Capital, Inc.	10,700	390,443
	American Physicians Services Group, Inc.	500	6,050
*	American Retirement Corp.	22,300	287,670
*	American Science & Engineering, Inc.	8,700	388,368
	American Shared Hospital Services	1,300	7,696
	American Software, Inc. Class A	17,693	105,981
	American States Water Co.	11,566	314,595
*	American Superconductor Corp.	29,859	318,894
*	American Technical Ceramics Corp.	4,600	42,780
*	American Tower Corp.	64,900	1,189,617
	American Vanguard Corp.	1,318	51,310
*	American West Bancorporation	3,926	77,538
	American Woodmark Corp.	13,800	507,978
	Americana Bancorp	400	5,844
*	America’s Car-Mart, Inc.	8,400	297,864

3

*	AmeriCredit Corp.	110,300	2,598,668
*	AMERIGROUP Corp.	26,400	1,052,304
*	AmeriServe Financial, Inc.	23,510	129,305
	Ameristar Casinos, Inc.	9,500	465,310
	Ameron International Corp.	5,800	203,696
	AmerUs Group Co.	10,000	481,300
	Ametek, Inc.	25,200	966,168
*	AMICAS, Inc.	62,200	246,312
*	Amkor Technology, Inc.	128,200	560,234
*	AMN Healthcare Services, Inc.	30,900	418,077
	Ampco-Pittsburgh Corp.	900	11,925
* #	AMR Corp.	49,200	417,708
	Amrep Corp.	1,900	43,301
*	Amsurg Corp.	18,100	437,296
*	Amtech Systems, Inc.	1,200	3,900
*	AMX Corp.	4,800	107,568
*	Amylin Pharmaceuticals, Inc.	22,700	486,234
*	Anadigics, Inc.	38,400	91,008
*	Analex Corp.	19,100	67,805
	Analogic Corp.	8,200	352,108
*	Analysts International Corp.	31,300	122,383
*	Anaren, Inc.	27,400	349,898
	Anchor Bancorp Wisconsin, Inc.	18,209	500,565
	Andersons, Inc.	900	28,485
*	Andrew Corp.	95,217	1,152,126
*	Andrx Group	56,893	1,277,248
*	Angeion Corp.	25	78
	Angelica Corp.	2,700	79,839
*	AngioDynamics, Inc.	1,455	31,428
	Anixter International, Inc.	30,818	1,156,908
*	AnnTaylor Stores Corp.	55,475	1,229,326
*	Ansoft Corp.	11,834	310,051
*	AnswerThink, Inc.	62,797	268,771
*	Ansys, Inc.	18,000	647,280
*	Anteon International Corp.	10,200	387,192
* #	Antigenics, Inc.	53,035	365,941
*	AP Pharma, Inc.	20,700	41,172
*	APAC Customer Services, Inc.	44,200	54,366
* #	Aphton Corp.	40,846	56,367
	Apogee Enterprises, Inc.	23,571	329,758
* #	Apogee Technology, Inc.	7,600	23,332
	Applebees International, Inc.	42,525	1,212,388
*	Applera Corp. - Celera Genomics Group	59,502	661,067
*	Applica, Inc.	35,000	180,950
*	Applied Extrusion Technologies, Inc.	156	22
*	Applied Films Corp.	17,305	388,497
*	Applied Imaging Corp.	1,200	696
	Applied Industrial Technologies, Inc.	17,850	505,512
*	Applied Innovation, Inc.	8,400	30,744
*	Applied Micro Circuits Corp.	175,469	605,368
	Applied Signal Technologies, Inc.	10,400	242,632
*	Applix, Inc.	3,800	28,538
*	Apria Healthcare Group, Inc.	26,700	866,682
*	Apropos Technology, Inc.	22,300	65,562
	Aptargroup, Inc.	17,000	877,540

4

*	aQuantive, Inc.	63,300	669,081
*	Aquila, Inc.	191,200	682,584
*	Aradigm Corp.	15,500	18,910
*	Arch Capital Group, Ltd.	2,100	87,108
	Arch Chemicals, Inc.	14,740	421,269
	Arch Coal, Inc.	22,100	985,439
	Arctic Cat, Inc.	9,900	268,290
*	Arena Pharmaceuticals, Inc.	38,000	203,300
*	ARGON ST, Inc.	7,900	257,382
*	Argonaut Group, Inc.	30,599	718,771
*	Argosy Gaming Corp.	20,500	946,485
*	Ariad Pharmaceuticals, Inc.	49,100	307,366
*	Ariba, Inc.	49,216	448,358
	Ark Restaurants Corp.	700	26,544
	Arkansas Best Corp.	17,200	743,384
*	Arlington Hospitality, Inc.	1,000	2,760
*	Armor Holdings, Inc.	32,700	1,305,384
* #	Arotech Corp.	42,300	57,951
*	Arqule, Inc.	41,539	207,695
*	Array BioPharma, Inc.	31,200	262,704
#	Arrhythmia Research Technology, Inc.	800	11,376
*	Arris Group, Inc.	105,300	668,655
	Arrow Financial Corp.	2,129	59,016
	Arrow International, Inc.	20,800	701,792
*	Art Technology Group, Inc.	69	80
	Artesian Resources Corp. Class A	1,400	38,038
*	Artesyn Technologies, Inc.	50,800	526,288
*	Arthrocare Corp.	16,839	485,300
	ArvinMeritor, Inc.	11,500	193,890
	ASB Financial Corp.	200	4,204
*	Asbury Automotive Group, Inc.	51,400	781,280
*	Ascential Software Corp.	37,575	582,788
*	Ashworth, Inc.	19,700	217,291
*	Ask Jeeves, Inc.	24,800	566,928
*	Aspect Communications Corp.	31,200	340,080
*	Aspect Medical Systems, Inc.	23,000	496,340
*	Aspen Technology, Inc.	49,400	261,820
	Associated Banc-Corp	2,955	94,737
	ASTA Funding, Inc.	4,800	101,472
*	Astea International, Inc.	100	745
*	Astec Industries, Inc.	23,800	441,490
	Astro-Med, Inc.	1,841	18,042
*	Astronics Corp.	2,600	17,004
*	Astronics Corp. Class B	337	2,241
* #	AstroPower, Inc.	1,187	18
*	ASV, Inc.	11,324	506,183
*	Asyst Technologies, Inc.	52,900	258,152
*	Atari, Inc.	99,425	265,465
*	AtheroGenics, Inc.	20,700	341,757
*	Atlantic American Corp.	5,300	15,953
*	Atlantic Premium Brands, Ltd.	2,500	2,750
*	Atlantis Plastics, Inc.	3,400	71,400
*	Atmel Corp.	24,523	77,247
*	ATMI, Inc.	21,800	593,396
	Atmos Energy Corp.	14,500	399,765

5

*	ATP Oil & Gas Corp.	28,200	680,466
	Atrion Corp.	600	30,600
*	ATS Medical, Inc.	31,160	118,720
*	Atwood Oceanics, Inc.	14,389	989,244
*	Audiovox Corp. Class A	25,066	373,734
*	August Technology Corp.	22,500	275,175
*	Authentidate Holding Corp.	48,700	245,448
*	autobytel.com, Inc.	46,000	253,920
*	Avalon Holding Corp. Class A	500	1,575
*	Avanex Corp.	98,857	172,011
*	AVANIR Pharmaceuticals Class A	61,500	140,835
*	Avant Immunotherapeutics, Inc.	67,660	113,669
*	Avatar Holdings, Inc.	2,300	117,001
*	AVI BioPharma, Inc.	46,730	121,031
*	Aviall, Inc.	32,100	898,800
*	Avici Systems, Inc.	17,830	96,282
*	Avid Technology, Inc.	17,000	1,137,300
*	Avigen, Inc.	29,300	83,798
	Avista Corp.	14,600	266,304
*	Avnet, Inc.	766	14,860
*	Avocent Corp.	28,290	969,215
*	Aware, Inc.	31,000	190,340
*	Axcelis Technologies, Inc.	74,600	641,560
*	Axesstel, Inc.	9,700	38,800
*	AXM Pharma, Inc.	16,200	41,310
*	AXS-One, Inc.	24,800	74,896
*	Axsys Technologies, Inc.	1,200	23,760
*	AXT, Inc.	17,791	24,729
*	Aztar Corp.	27,000	802,170
*	AZZ, Inc.	3,600	58,320
*	Badger Paper Mills, Inc.	300	1,293
	Bairnco Corp.	2,000	23,900
*	Baker (Michael) Corp.	3,900	88,335
	Balchem Corp.	2,700	58,995
	Baldor Electric Co.	13,500	351,000
	Baldwin & Lyons, Inc. Class A	250	6,370
	Baldwin & Lyons, Inc. Class B	1,375	34,966
*	Ballantyne of Omaha, Inc.	2,800	13,944
*	Bally Total Fitness Holding Corp.	29,100	94,866
*	Bancinsurance Corp.	2,600	19,006
	BancorpSouth, Inc.	22,250	467,695
	Bandag, Inc.	4,400	194,524
	Bank of Granite Corp.	8,525	158,821
	Bank of The Ozarks, Inc.	8,841	305,014
	BankAtlantic Bancorp, Inc. Class A	150	2,701
	Banknorth Group, Inc.	868	31,326
*	Bankrate, Inc.	1,300	19,448
*	BankUnited Financial Corp. Class A	23,159	655,400
	Banner Corp.	9,110	269,200
	Banta Corp.	15,600	685,776
	Barnes Group, Inc.	13,100	349,508
	Barnwell Industries, Inc.	400	21,080
*	Barry (R.G.) Corp.	9,400	37,130
	Bassett Furniture Industries, Inc.	6,300	120,015
	Bay View Capital Corp.	2,437	39,723

6

*	BayCorp Holdings, Ltd.	239	3,119
*	BE Aerospace, Inc.	37,100	446,313
*	BearingPoint, Inc.	146,500	1,151,490
*	Beasley Broadcast Group, Inc.	6,200	107,260
#	Beazer Homes USA, Inc.	10,055	1,728,656
	Bebe Stores, Inc.	46,125	1,298,419
	BEI Technologies, Inc.	10,100	277,043
	Bel Fuse, Inc. Class A	700	17,710
	Belden CDT, Inc.	36,950	887,539
*	Bell Industries, Inc.	4,400	13,156
*	Bell Microproducts, Inc.	40,134	358,397
*	Benchmark Electronics, Inc.	32,600	1,060,152
*	Benihana, Inc.	1,500	22,606
*	Benihana, Inc. Class A	225	3,440
*	Bentley Pharmaceuticals, Inc.	28,300	278,755
	Berkley (W.R.) Corp.	15,075	774,252
	Berry Petroleum Corp. Class A	22,500	1,392,975
*	Beverly Enterprises, Inc.	113,800	1,365,600
	Beverly Hills Bancorp, Inc.	4,100	39,565
*	BFC Financial Corp.	18,444	236,083
*	Big Dog Holdings, Inc.	2,600	18,070
*	Big Lots, Inc.	89,100	1,039,797
*	BindView Development Corp.	48,860	166,124
*	Bioanalytical Systems, Inc.	2,100	13,650
*	BioCryst Pharmaceuticals, Inc.	26,400	155,232
*	Bioenvision, Inc.	27,191	208,011
*	Bio-Imaging Technologies, Inc.	13,600	39,576
#	BioLase Technology, Inc.	16,900	170,014
*	Bio-Logic Systems Corp.	3,000	18,540
*	BioMarin Pharmaceutical, Inc.	49,100	263,667
*	Bio-Rad Laboratories, Inc. Class A	11,400	557,574
*	Bio-Rad Laboratories, Inc. Class B	400	19,400
*	Bio-Reference Laboratories, Inc.	14,500	211,700
*	BioSante Pharmaceuticals, Inc.	16,400	82,656
* #	Biosite, Inc.	13,500	782,190
*	Biosource International, Inc.	6,300	37,800
*	Biospecifics Technologies Corp.	700	910
*	BioSphere Medical, Inc.	11,980	49,837
*	Bioveris Corp.	4,400	28,292
*	Bitstream, Inc.	3,900	9,290
	BIW, Ltd.	2,300	43,355
*	BJ’s Restaurants, Inc.	17,500	282,625
	Black Box Corp.	10,400	405,080
	Black Hills Corp.	11,300	358,210
	Blair Corp.	5,500	180,400
#	Blockbuster, Inc. Class A	80,100	710,487
*	Blonder Tongue Laboratories, Inc.	1,300	4,745
*	Blount International, Inc.	28,500	488,205
*	Blue Coat Systems, Inc.	11,400	212,268
*	Blue Martini Software, Inc.	16,494	40,575
*	Bluegreen Corp.	32,000	789,760
	Blyth, Inc.	18,200	578,578
*	BNCCORP, Inc.	1,000	15,000
*	BNS Holding, Inc. Class A	1,280	8,410
	Bob Evans Farms, Inc.	21,100	477,915

7

	Bogen Communications International, Inc.	5,100	22,440
*	BOK Financial Corp.	1,621	65,764
*	Bolt Technology Corp.	2,300	13,800
*	Bombay Co., Inc.	54,100	308,370
*	Bone Care International, Inc.	16,292	440,862
	Bon-Ton Stores, Inc.	10,200	175,542
* #	Bookham, Inc.	13,239	28,331
	Books-A-Million, Inc.	18,300	163,053
	BorgWarner, Inc.	12,500	659,375
*	Borland Software Corp.	63,341	528,897
	Boston Acoustics, Inc.	600	8,406
*	Boston Beer Co., Inc. Class A	9,300	220,410
*	Boston Communications Group, Inc.	24,300	183,222
	Boston Private Financial Holdings, Inc.	14,200	383,400
*	Bottomline Technologies, Inc.	21,200	276,660
	Bowne & Co., Inc.	24,700	390,260
	Boyd Gaming Corp.	31,100	1,524,211
*	Boyds Collection, Ltd.	67,783	154,545
*	Bradley Pharmaceuticals, Inc.	19,700	192,075
	Brady Co. Class A	18,600	643,932
	Bridgford Foods Corp.	1,000	8,660
	Briggs & Stratton Corp.	18,000	709,560
*	Brigham Exploration Co.	50,440	476,658
*	Bright Horizons Family Solutions, Inc.	2,000	137,760
*	Brightpoint, Inc.	23,525	423,920
*	Brillian Corp.	2,599	7,641
* #	BroadVision, Inc.	27,921	60,868
* #	Broadwing Corp.	35,237	207,898
*	Brocade Communications Systems, Inc.	169,226	1,049,201
	Brookline Bancorp, Inc.	30,368	460,986
*	Brooks Automation, Inc.	31,200	565,032
*	Brookstone, Inc.	24,700	361,114
*	Brooktrout, Inc.	18,800	242,708
	Brown & Brown, Inc.	18,500	858,400
	Brown Shoe Company, Inc.	12,400	414,160
*	Bruker BioSciences Corp.	100,525	374,958
*	Brush Engineered Materials, Inc.	22,600	460,362
*	BTU International, Inc.	7,351	22,494
*	Buca, Inc.	26,900	185,879
*	Buckeye Technologies, Inc.	45,100	539,847
	Buckle, Inc.	22,200	672,882
	Building Materials Holding Corp.	11,600	535,224
	Burlington Coat Factory Warehouse Corp.	26,825	752,173
*	Bush Industries, Inc. Escrow	300	7
*	Butler International, Inc.	3,500	15,015
	C&D Technologies, Inc.	26,200	361,036
*	C-COR, Inc.	55,292	419,113
*	Cabot Microelectronics Corp.	19,500	633,555
	Cabot Oil & Gas Corp.	19,100	1,069,409
*	Cache, Inc.	20,700	324,162
*	CACI International, Inc. Class A	17,000	917,320
	Cadmus Communications Corp.	2,700	35,667
*	Cal Dive International, Inc.	26,400	1,340,592
*	CalAmp Corp.	32,000	231,680
	Calavo Growers, Inc.	4,400	48,400

8

	Calgon Carbon Corp.	31,600	275,868
*	California Coastal Communities, Inc.	4,200	108,066
	California First National Bancorp	3,400	43,350
*	California Micro Devices Corp.	24,785	191,340
*	California Pizza Kitchen, Inc.	20,500	490,360
	California Water Service Group	14,853	507,973
*	Caliper Life Sciences, Inc.	58,441	423,113
	Callaway Golf Co.	22,800	305,976
*	Callidus Software	7,635	34,357
*	Callon Petroleum Co.	24,900	397,653
#	Cal-Maine Foods, Inc.	18,100	175,932
* #	Calpine Corp.	152,400	504,444
*	Calton, Inc.	1,300	533
*	CAM Commerce Solutions, Inc.	1,400	22,218
	Cambrex Corp.	20,600	467,414
	Camco Financial Corp.	1,400	21,000
*	CancerVax Corp.	24,800	188,976
*	Candela Corp.	28,700	276,955
*	Candie’s, Inc.	29,291	151,727
*	Cantel Medical Corp.	17,697	435,346
*	Canyon Resources Corp.	21,777	17,639
	Capital Corp. of the West	1,703	77,418
*	Capital Crossing Bank	5,800	177,480
*	Capital Pacific Holdings, Inc.	6,700	29,647
	Capital Properties, Inc.	500	9,000
	Capital Properties, Inc. Class B	50	0
*	Capital Senior Living Corp.	35,900	196,014
	Capitol Bancorp, Ltd.	1,700	51,952
*	Capstone Turbine Corp.	59,100	99,879
*	Captaris, Inc.	43,100	209,466
*	Caraco Pharmaceutical Laboratories, Ltd.	23,300	202,943
*	Caraustar Industries, Inc.	34,000	485,860
	CARBO Ceramics, Inc.	7,600	562,248
*	Cardiac Sciences, Inc.	65,100	119,133
*	Cardinal Financial Corp.	25,922	265,441
*	CardioDynamics International Corp.	41,085	180,363
* #	Cardiotech International, Inc.	22,500	49,500
*	Career Education Corp.	30,470	1,040,550
	Carlisle Companies, Inc.	8,700	604,998
*	CarMax, Inc.	12,800	422,400
	Carmike Cinemas, Inc.	9,800	341,922
	Carpenter Technology Corp.	13,700	926,394
*	Carreker Corp.	7,100	49,984
*	Carriage Services, Inc.	24,700	123,500
*	Carrier Access Corp.	45,600	317,376
*	Carrington Laboratories, Inc.	200	1,338
*	Carrizo Oil & Gas, Inc.	8,500	127,415
	Cascade Corp.	9,900	355,410
	Cascade Natural Gas Corp.	7,400	152,070
*	Casella Waste Systems, Inc. Class A	26,600	397,670
	Casey’s General Stores, Inc.	26,700	481,668
	Cash America International, Inc.	21,200	615,012
*	Castle (A.M.) & Co.	7,800	121,992
	Castle Energy Corp.	4,900	58,261
*	Casual Male Retail Group, Inc.	47,500	275,025

9

	Catalina Marketing Corp.	23,400	630,630
*	Catalyst Semiconductor, Inc.	25,550	125,195
*	Catalytica Energy Systems, Inc.	8,800	21,560
*	Catapult Communications Corp.	15,800	379,200
	Cathay General Bancorp	15,804	569,576
	Cato Corp. Class A	11,300	336,062
*	Cavalier Homes, Inc.	25,400	136,652
*	Cavco Industries, Inc.	7,400	198,542
	CBRL Group, Inc.	22,100	946,101
	CCA Industries, Inc.	3,660	40,919
*	CCC Information Services Group, Inc.	13,600	297,976
	CDI Corp.	12,800	266,368
*	CEC Entertainment, Inc.	23,700	917,190
*	Celadon Group, Inc.	14,400	313,056
	Celeritek, Inc.	2,100	1,596
*	Celestica, Inc.	5,550	71,373
*	Cell Genesys, Inc.	52,107	313,684
* #	Cell Therapeutics, Inc.	39,900	394,212
*	Cellegy Pharmaceuticals, Inc.	21,495	43,291
*	CellStar Corp.	27,713	81,476
*	Centene Corp.	21,400	713,904
*	Centennial Communications Corp.	25,000	265,750
	Center Financial Corp.	3,600	80,280
*	Centillium Communications, Inc.	46,000	94,300
*	Centra Software, Inc.	25,000	65,500
	Central Bancorp, Inc.	300	8,679
*	Central Coast Bancorp	605	12,632
*	Central European Distribution Corp.	13,650	525,798
*	Central Garden & Pet Co.	16,200	739,044
	Central Pacific Financial Corp.	13,400	479,720
	Central Parking Corp.	28,526	395,370
	Central Vermont Public Service Corp.	8,200	184,418
*	Century Aluminum Co.	25,200	819,252
*	Century Business Services, Inc.	93,240	390,676
* #	Cenuco, Inc.	10,800	58,536
*	Cenveo, Inc.	60,500	225,665
*	Cepheid, Inc.	32,150	349,792
*	Ceradyne, Inc.	21,375	643,387
*	Ceres Group, Inc.	48,416	259,510
* #	Cerner Corp.	18,700	974,270
*	Cerus Corp.	19,409	86,360
*	CEVA, Inc.	21,125	167,099
	CFS Bancorp, Inc.	8,800	124,960
	CH Energy Group, Inc.	4,900	226,135
*	Champion Enterprises, Inc.	38,200	395,370
*	Championship Auto Racing Teams, Inc.	3,600	549
*	Champps Entertainment, Inc.	17,849	159,213
*	Charles and Colvard, Ltd.	18,400	171,120
*	Charles River Associates, Inc.	4,400	186,824
*	Charlotte Russe Holding, Inc.	28,000	334,040
*	Charming Shoppes, Inc.	92,600	713,946
* #	Chart Industries, Inc.	5	245
* #	Charter Communications, Inc.	28,800	52,704
	Charter Financial Corp.	1,500	54,285
	Chase Corp.	600	9,420

10

*	Chattem, Inc.	23,000	841,800
*	Chaus (Bernard), Inc.	300	297
*	Checkers Drive-In Restaurants, Inc.	16,900	241,670
*	CheckFree Corp.	23,900	921,106
*	Checkpoint Systems, Inc.	40,900	682,621
*	Cheesecake Factory, Inc.	16,875	574,256
	Chemed Corp.	7,700	549,780
	Chemical Financial Corp.	12,105	401,886
*	Cheniere Energy, Inc.	11,500	855,600
	Cherokee, Inc.	3,100	111,507
	Chesapeake Corp.	13,125	281,531
	Chesapeake Energy Corp.	146,800	3,184,092
	Chesapeake Utilities Corp.	2,000	53,700
*	Chicos FAS, Inc.	81,700	2,406,065
*	chinadotcom Corp. Class A	1,811	6,465
	Chiquita Brands International, Inc.	32,300	737,086
	Chittenden Corp.	22,545	599,246
	Choice Hotels International, Inc.	25,700	1,519,641
*	Cholestech Corp.	18,800	209,244
*	Chordiant Software, Inc.	73,462	127,824
	Christopher & Banks Corp.	22,434	369,488
*	Chromcraft Revington, Inc.	4,000	52,200
*	Chronimed, Inc.	15,600	121,992
	Church & Dwight Co., Inc.	18,300	647,271
	Churchill Downs, Inc.	6,500	290,290
*	Ciber, Inc.	75,451	565,128
*	CIENA Corp.	146,400	289,872
*	Cimarex Energy Co.	8,406	341,872
*	Cincinnati Bell, Inc.	115,000	506,000
*	Ciphergen Biosystems, Inc.	32,806	101,699
*	Ciprico, Inc.	1,500	5,940
	CIRCOR International, Inc.	11,145	278,625
*	Cirrus Logic, Inc.	97,393	455,799
	Citizens Banking Corp.	21,025	648,201
	Citizens South Banking Corp.	2,500	33,675
*	Citizens, Inc.	53,385	298,956
*	Citrix Systems, Inc.	3,000	67,500
	City Holding Co.	12,000	373,560
	City National Corp.	153	10,473
*	CKE Restaurants, Inc.	47,126	727,625
	Claire’s Stores, Inc.	35,500	816,855
	Clarcor, Inc.	14,500	801,415
	Clark, Inc.	22,948	400,902
*	Clarus Corp.	22,400	193,760
*	Clayton Williams Energy, Inc.	6,700	211,720
*	Clean Harbors, Inc.	13,000	231,530
*	ClearOne Communications, Inc.	900	3,150
	Cleco Corp.	17,200	348,988
	Cleveland-Cliffs, Inc.	21,400	1,719,490
*	Closure Medical Corp.	10,000	226,400
*	CMGI, Inc.	37,200	71,796
*	CMS Energy Corp.	115,106	1,397,387
*	CNA Surety Corp.	47,569	656,452
#	CNB Financial Corp.	2,500	39,200
*	CNET Networks, Inc.	65,500	592,775

11

	CNS, Inc.	14,900	253,002
	Coachmen Industries, Inc.	10,300	154,397
*	Coast Dental Services, Inc.	233	839
*	Coastcast Corp.	2,000	4,700
	CoBiz, Inc.	2,475	49,500
*	Cobra Electronics Corp.	3,100	22,692
*	Coeur d’Alene Mines Corp.	225,600	904,656
*	Cogent Communications Group, Inc.	1,300	871
	Cognex Corp.	18,500	512,450
*	Cognitronics Corp.	2,300	10,097
*	Coherent, Inc.	23,900	725,365
	Cohu, Inc.	17,500	319,025
*	Coinstar, Inc.	21,400	500,974
*	Coldwater Creek, Inc.	20,587	570,466
*	Collagenex Pharmaceuticals, Inc.	20,700	104,535
	Collegiate Pacific, Inc.	2,300	27,577
*	Collins & Aikman Corp.	92,657	184,387
	Columbia Banking System, Inc.	12,509	297,714
*	Columbia Laboratories, Inc.	25,940	51,361
*	Columbia Sportswear Co.	11,350	636,167
*	Columbus McKinnon Corp.	20,619	259,634
*	Comarco, Inc.	5,800	49,300
*	Comfort Systems USA, Inc.	49,700	383,684
	Commerce Group, Inc.	7,100	484,149
* #	Commerce One, Inc.	28,800	4,824
	Commercial Bancshares, Inc.	781	31,318
	Commercial Capital Bancorp, Inc.	21,846	471,874
	Commercial Federal Corp.	14,100	385,353
	Commercial Metals Co.	40,600	1,412,880
	Commercial National Financial Corp.	600	13,813
*	Commonwealth Telephone Enterprises, Inc.	13,159	626,368
*	CommScope, Inc.	43,100	652,534
	Communications Systems, Inc.	2,900	36,946
	Community Bancorp, Inc.	1,000	41,875
	Community Bancorp, Inc.	210	6,802
	Community Bank System, Inc.	14,100	330,786
	Community Trust Bancorp, Inc.	3,606	107,531
	Community West Bancshares	2,300	27,255
*	Compex Technologies, Inc.	17,100	81,225
*	CompuCredit Corp.	44,000	1,316,480
*	Compudyne Corp.	8,700	42,021
*	Computer Horizons Corp.	38,900	145,486
*	Computer Network Technology Corp.	36,600	179,340
	Computer Programs & Systems, Inc.	8,900	229,887
*	Computer Task Group, Inc.	25,600	91,904
*	Comstock Resources, Inc.	31,500	866,250
*	COMSYS IT Partners, Inc.	48	621
*	Comtech Telecommunications Corp.	15,212	547,024
*	Conceptus, Inc.	24,900	195,714
*	Concord Camera Corp.	19,489	35,470
*	Concord Communications, Inc.	26,900	277,339
*	Concur Technologies, Inc.	19,200	162,240
*	Concurrent Computer Corp.	52,830	109,886
*	Conexant Systems, Inc.	34,822	62,680
*	Conmed Corp.	23,350	691,393

12

	Connecticut Water Services, Inc.	1,800	45,882
*	Connetics Corp.	18,000	445,500
*	Conrad Industries, Inc.	1,500	2,970
*	Consolidated Graphics, Inc.	15,500	806,775
	Consolidated-Tokoma Land Co.	1,600	70,480
*	Constar International, Inc.	10,700	75,007
*	Consumer Portfolio Services, Inc.	15,600	81,744
*	Continental Airlines, Inc.	52,750	564,952
*	Continental Materials Corp.	1,000	28,590
*	Convera Corp.	36,355	213,404
* #	Cooker Restaurant Corp.	500	3
	Cooper Companies, Inc.	26,338	2,168,934
	Cooper Tire & Rubber Co.	27,800	537,930
*	Copart, Inc.	63,000	1,467,900
*	Copper Mountain Networks, Inc.	5,250	7,087
*	Core Molding Technologies, Inc.	1,800	5,418
*	Corgentech, Inc.	16,353	92,231
*	Corillian Corp.	32,123	102,151
*	Corinthian Colleges, Inc.	20,900	361,361
*	Corio, Inc.	50,900	142,011
*	Corixa Corp.	51,100	198,268
	Corn Products International, Inc.	25,200	704,844
*	Cornell Companies, Inc.	19,300	275,218
*	Correctional Services Corp.	9,900	26,829
*	Corrections Corporation of America	27,700	1,042,628
*	Cortech, Inc.	1,100	3,520
	Corus Bankshares, Inc.	13,200	652,740
*	Corvel Corp.	6,900	153,870
*	Cosine Communications, Inc.	13,200	31,020
*	Cost Plus, Inc.	20,150	566,819
*	CoStar Group, Inc.	9,600	353,568
	Courier Corp.	10,800	579,744
*	Covance, Inc.	30,900	1,350,639
*	Covansys Corp.	31,600	372,880
*	Covenant Transport, Inc. Class A	15,200	313,576
*	Coventry Health Care, Inc.	8,596	542,408
*	Cox Radio, Inc.	30,900	496,254
*	CPI Aerostructures, Inc.	7,200	79,560
	Craftmade International, Inc.	3,900	81,939
	Crane Co.	14,600	435,080
*	Cray, Inc.	91,768	345,048
*	Credence Systems Corp.	58,464	512,729
*	Credit Acceptance Corp.	40,300	920,855
* #	Cree, Inc.	38,100	896,112
*	Criticare Systems, Inc.	14,600	46,282
	Crompton Corp.	46,772	640,776
*	Cross (A.T.) Co. Class A	6,100	32,635
*	Cross Country Healthcare, Inc.	37,552	574,170
*	Crossroads Systems, Inc.	21,080	25,085
*	Crown Andersen, Inc.	300	345
*	Crown Castle International Corp.	100,200	1,637,268
*	Crown Holdings, Inc.	73,800	1,214,010
*	Crown Media Holdings, Inc.	45,500	415,415
* #	CryoLife, Inc.	31,850	248,430
*	CSG Systems International, Inc.	41,600	711,360

13

*	CSK Auto Corp.	35,400	562,860
*	CSP, Inc.	1,400	11,236
	CSS Industries, Inc.	6,900	227,424
	CT Communications, Inc.	10,000	111,500
*	CTI Molecular Imaging, Inc.	12,100	198,561
	CTS Corp.	26,200	344,530
	Cubic Corp.	21,600	404,784
*	Cubist Pharmaceuticals, Inc.	33,100	340,930
*	Culp, Inc.	17,800	110,360
*	Cumulus Media, Inc. Class A	42,500	601,375
*	CUNO, Inc.	9,800	550,760
*	CuraGen Corp.	60,500	334,565
*	Curative Health Services, Inc.	17,900	78,044
*	Curis, Inc.	40,000	163,200
	Curtiss-Wright Corp.	4,000	222,200
	Cutter & Buck, Inc.	13,100	205,015
*	CV Therapeutics, Inc.	22,700	497,811
	CVB Financial Corp.	19,016	355,599
*	Cyberguard Corp.	42,801	303,031
*	Cyberonics, Inc.	13,700	513,613
*	Cyberoptics Corp.	12,435	169,738
*	Cybersource Corp.	37,700	202,826
*	Cycle Country Accessories Corp.	6,400	33,600
*	Cymer, Inc.	28,300	818,011
*	Cypress Bioscience, Inc.	26,600	317,604
*	Cypress Semiconductor Corp.	96,500	1,358,720
	Cytec Industries, Inc.	21,300	1,076,289
*	Cytogen Corp.	20,660	262,589
	D&E Communications, Inc.	6,297	67,189
	D&K Healthcare Resources, Inc.	12,500	96,250
*	Daktronics, Inc.	15,944	348,376
*	Danielson Holding Corp.	22,100	358,904
*	Darling International, Inc.	71,900	301,980
*	Data Systems & Software, Inc.	400	340
*	Dataram Corp.	11,283	54,610
	Datascope Corp.	12,200	429,196
*	Datastream Systems, Inc.	9,200	61,640
*	Datawatch Corp.	532	2,229
*	Dave & Busters, Inc.	7,700	151,844
*	DaVita, Inc.	31,350	1,324,224
*	Dawson Geophysical Co.	1,900	47,291
*	Daxor Corp.	2,600	60,112
*	Dearborn Bancorp, Inc.	1,337	36,086
	Deb Shops, Inc.	5,200	147,680
*	Deckers Outdoor Corp.	4,300	176,343
*	Del Global Technologies Corp.	1,750	4,681
*	Delphax Technologies, Inc.	5,000	16,250
	Delphi Financial Group, Inc. Class A	13,950	621,891
	Delta & Pine Land Co.	10,500	304,395
* #	Delta Air Lines, Inc.	59,500	276,080
	Delta Apparel, Inc.	940	27,918
	Delta Financial Corp.	16,400	135,300
	Delta Natural Gas Co., Inc.	1,000	26,720
*	Delta Petroleum Corp.	39,600	612,612
*	Delta Woodside Industries, Inc.	75	61

14

	Deltic Timber Corp.	9,400	431,460
*	Denali, Inc.	1,100	0
*	Denbury Resources, Inc.	42,630	1,448,141
*	Dendreon Corp.	71,015	466,569
*	Dendrite International, Inc.	43,000	660,480
*	Department 56, Inc.	19,900	328,748
*	DepoMed, Inc.	35,500	144,840
*	Devcon International Corp.	600	8,659
*	DeVry, Inc.	51,900	902,022
*	DHB Industries, Inc.	35,900	509,421
	Diagnostic Products Corp.	13,200	602,316
*	DiamondCluster International, Inc.	30,000	513,900
*	Diedrich Coffee, Inc.	1,500	8,475
*	Digene Corp.	11,700	281,151
*	Digi International, Inc.	28,700	433,370
*	Digimarc Corp.	26,081	201,867
*	Digital Angel Corp.	44,200	196,690
*	Digital Generation Systems, Inc.	24,300	37,179
*	Digital Impact, Inc.	26,100	52,200
*	Digital Insight Corp.	42,900	688,545
*	Digital Lightwave, Inc.	16,500	16,995
*	Digital River, Inc.	15,100	454,963
*	Digital Theater Systems, Inc.	4,200	77,532
*	Digitas, Inc.	74,633	738,867
	Dillards, Inc. Class A	22,000	512,600
	Dime Community Bancshares	29,675	463,227
	DIMON, Inc.	30,500	197,640
*	Diodes, Inc.	6,900	177,399
*	Dionex Corp.	7,600	437,456
*	Discovery Laboratories, Inc.	32,000	187,840
*	Discovery Partners International, Inc.	36,800	165,600
*	Distributed Energy Systems Corp.	47,400	188,178
*	Ditech Communications Corp.	41,200	517,472
*	Diversa Corp.	49,551	329,019
*	Dixie Group, Inc.	16,450	304,160
*	DJ Orthopedics, Inc.	24,500	590,695
*	DocuCorp International, Inc.	16,277	141,935
*	Dollar Thrifty Automotive Group, Inc.	21,200	653,596
*	Dominion Homes, Inc.	2,800	53,816
	Donaldson Co., Inc.	8,800	280,632
	Donegal Group, Inc. Class A	1,266	30,219
	Donegal Group, Inc. Class B	333	7,359
*	Dot Hill Systems Corp.	55,300	348,943
*	DoubleClick, Inc.	98,856	770,088
*	DOV Pharmaceutical, Inc.	13,500	202,770
	Dover Downs Gaming & Entertainment, Inc.	4,900	61,985
	Dover Motorsports, Inc.	8,100	46,899
	Downey Financial Corp.	20,400	1,278,060
*	DPAC Technologies Corp.	1,800	900
*	Drew Industries, Inc.	10,900	408,423
#	Dreyer’s Grand Ice Cream Holdings, Inc. Class A	10,000	806,700
*	Dril-Quip, Inc.	20,300	629,300
*	DRS Technologies, Inc.	17,400	718,794
*	drugstore.com, Inc.	109,155	248,873
*	DSP Group, Inc.	25,800	649,515

15

*	Duckwall-ALCO Stores, Inc.	1,500	27,375
*	Ducommun, Inc.	14,084	287,314
*	DuPont Photomasks, Inc.	20,300	534,702
#	Duquesne Light Holdings, Inc.	26,800	501,964
*	Dura Automotive Systems, Inc.	26,279	190,523
*	Duratek, Inc.	8,700	199,404
*	Durect Corp.	51,598	160,470
*	DUSA Pharmaceuticals, Inc.	19,550	254,541
*	Dyax Corp.	34,000	176,800
*	Dycom Industries, Inc.	36,134	973,811
* #	Dynacq Healthcare, Inc.	12,700	60,325
*	Dynamex, Inc.	15,100	285,390
*	Dynamics Research Corp.	9,400	156,134
*	Dynegy, Inc.	189,700	789,152
*	E Com Ventures, Inc.	125	1,534
*	E-Loan, Inc.	86,227	275,064
	E-Z-EM, Inc.	1,700	22,984
*	E.piphany, Inc.	85,346	296,151
	Eagle Materials, Inc.	10,200	852,006
	Eagle Materials, Inc. Class B	5,300	428,240
*	EarthLink, Inc.	86,601	756,027
	East West Bancorp, Inc.	22,800	819,888
	Eastern Co.	550	12,925
*	Echelon Corp.	46,951	327,248
*	Eclipsys Corp.	2,000	30,800
*	eCollege.com	25,761	297,797
	Ecology & Environment, Inc. Class A	400	3,040
*	Edge Petroleum Corp.	21,200	364,004
*	Edgewater Technology, Inc.	8,267	41,748
	EDO Corp.	15,500	492,900
*	Education Management Corp.	23,300	683,156
	EFC Bancorp, Inc.	900	23,751
*	eFunds Corp.	38,400	854,016
*	EGL, Inc.	34,500	1,095,375
*	El Paso Electric Co.	55,900	1,116,323
*	Electro Rent Corp.	29,800	414,518
*	Electro Scientific Industries, Inc.	20,500	463,300
*	Electroglas, Inc.	30,460	125,800
*	Electronics Boutique Holdings Corp.	17,300	654,459
*	Electronics for Imaging, Inc.	38,300	634,631
*	Elizabeth Arden, Inc.	22,300	571,995
	ElkCorp	16,000	614,080
*	eLoyalty Corp.	2,400	17,472
*	ELXSI Corp.	1,000	3,775
*	EMAK Worldwide, Inc.	2,800	27,720
*	Embarcadero Technologies, Inc.	34,678	234,076
*	Embrex, Inc.	11,500	135,125
	EMC Insurance Group, Inc.	1,100	21,318
*	EMCOR Group, Inc.	11,900	573,937
*	EMCORE Corp.	61,765	185,295
*	Emeritus Corp.	3,000	44,970
*	Emerson Radio Corp.	38,300	141,327
* #	Emisphere Technologies, Inc.	23,180	108,482
*	Emmis Communications Corp. Class A	38,000	710,600
	Empire District Electric Co.	17,400	395,676

16

*	EMS Technologies, Inc.	15,800	238,738
*	Emulex Corp.	49,200	831,480
*	Encore Acquisition Co.	26,000	1,106,300
*	Encore Capital Group, Inc.	14,100	289,191
*	Encore Medical Corp.	67,456	352,795
*	Encore Wire Corp.	29,550	354,304
*	Encysive Pharmaceuticals, Inc.	38,200	420,964
*	Endeavour International Corp.	55,500	238,095
*	Endo Pharmaceuticals Holdings, Inc.	20,100	452,853
*	Endologix, Inc.	33,600	208,992
	Energen Corp.	12,600	812,700
* #	Energy Conversion Devices, Inc.	24,600	501,102
*	Energy Partners, Ltd.	37,000	956,450
*	Energy West, Inc.	3,100	19,595
	EnergySouth, Inc.	4,250	122,655
*	Enesco Group, Inc.	19,300	157,874
	Engineered Support Systems, Inc.	17,943	991,889
	Ennis, Inc.	15,600	266,448
*	Enpath Medical, Inc.	7,506	60,724
*	EnPro Industries, Inc.	25,000	698,250
	ENSCO International, Inc.	6,049	243,654
*	Entegris, Inc.	56,657	547,307
*	Enterrasys Networks, Inc.	91,990	136,145
*	Entravision Communications Corp.	57,000	467,400
*	Entremed, Inc.	31,300	93,587
*	Entrust, Inc.	86,969	351,355
*	Environmental Tectonics Corp.	2,800	16,324
*	Enzo Biochem, Inc.	24,990	406,587
*	EP Medsystems, Inc.	1,200	4,392
*	Epicor Software Corp.	23,900	369,972
*	Epimmune, Inc.	6,193	8,435
*	EPIQ Systems, Inc.	23,685	300,799
*	EPIX Pharmaceuticals, Inc.	14,200	118,854
*	ePlus, Inc.	11,870	155,616
*	Epoch Holding Corp.	2,900	13,340
*	ePresence, Inc. Escrow Shares	8,100	1,053
*	Equinix, Inc.	16,900	740,051
*	eResearch Technology, Inc.	24,650	383,800
	ESB Financial Corp.	2,937	40,531
	Escalade, Inc.	2,400	32,472
*	ESCO Technologies, Inc.	9,700	784,051
*	eSpeed, Inc.	33,900	304,422
	Espey Manufacturing & Electronics Corp.	200	5,260
*	ESS Technology, Inc.	43,700	246,468
*	Esterline Technologies Corp.	23,200	762,816
	Ethan Allen Interiors, Inc.	18,000	632,520
*	Euronet Worldwide, Inc.	16,600	430,106
*	Evans & Sutherland Computer Corp.	4,900	31,360
*	Evergreen Solar, Inc.	40,460	239,523
*	Exact Sciences Corp.	34,741	161,546
*	Exactech, Inc.	3,000	53,430
*	Exar Corp.	49,493	699,336
*	Excel Technology, Inc.	13,500	309,825
*	Exelixis, Inc.	53,742	382,106
*	Exponent, Inc.	2,700	65,286

17

*	ExpressJet Holdings, Inc.	32,900	368,480
*	Extended Systems, Inc.	200	942
*	Extreme Networks, Inc.	69,116	402,255
*	EZCORP, Inc. Class A Non-Voting	1,000	19,290
	F.N.B. Corp.	8,772	166,931
*	F5 Networks, Inc.	18,779	1,034,535
*	Fab Industries, Inc.	1,000	4,010
	Factset Research Systems, Inc.	18,600	613,614
	Fair Isaac Corp.	27,771	938,660
*	Fairchild Corp. Class A	30,400	100,624
*	Fairchild Semiconductor Corp. Class A	13,900	229,628
* #	FalconStor Software, Inc.	28,600	207,636
*	Famous Dave’s of America, Inc.	16,000	178,560
*	Fargo Electronics	15,287	211,113
	Farmer Brothers Co.	3,000	75,180
*	Faro Technologies, Inc.	11,700	309,465
	FBL Financial Group, Inc. Class A	10,800	295,380
	Fedders Corp.	765	2,356
	Federal Agriculture Mortgage Corporation	14,900	287,272
	Federal Signal Corp.	23,400	368,316
*	FEI Co.	25,494	630,976
	Ferro Corp.	20,400	399,228
	FFLC Bancorp, Inc.	1,048	43,188
* #	Fiberstars, Inc.	9,500	74,860
	Fidelity Bancorp, Inc.	266	6,251
	Fidelity Bankshares, Inc.	16,574	426,615
	Fidelity Southern Corp.	1,600	28,160
	Fifth Third Bancorp	25	1,119
*	Filenet Corp.	25,100	587,842
	Financial Federal Corp.	20,900	712,272
*	Financial Industries Corp.	10,541	77,740
*	FindWhat.com	35,011	385,121
*	Finisar Corp.	129,900	193,551
	Finish Line, Inc. Class A	33,400	683,364
*	Finlay Enterprises, Inc.	9,700	117,079
*	Firebrand Financial Group, Inc.	1,700	127
*	First Acceptance Corp.	55,600	574,348
	First Albany Companies, Inc.	4,983	45,046
	First American Corp.	7,600	277,780
*	First Aviation Services, Inc.	1,600	6,688
	First Bancorp	1,308	32,608
*	First Bank of Delaware	2,750	11,330
*	First Cash Financial Services, Inc.	17,000	410,890
	First Charter Corp.	14,600	344,560
	First Commonwealth Financial Corp.	33,853	480,374
	First Community Bancorp	11,045	477,034
	First Community Bancshares, Inc.	8,903	285,608
*	First Consulting Group, Inc.	34,812	210,613
	First Defiance Financial Corp.	700	19,950
	First Federal Bancshares of Arkansas, Inc.	2,400	58,344
	First Federal Bankshares, Inc.	200	4,490
	First Financial Bancorp	21,262	385,480
	First Financial Bankshares, Inc.	2,500	112,400
	First Financial Corp.	1,800	57,582
	First Financial Holdings, Inc.	9,900	286,011

18

	First Financial Service Corp.	220	5,790
*	First Horizon Pharmaceutical Corp.	42,300	695,412
	First Indiana Corp.	12,606	317,671
*	First Investors Financial Services Group, Inc.	400	1,920
	First Keystone Financial, Inc.	200	4,588
*	First Mariner Bancorp	2,200	39,820
	First Merchants Corp.	11,162	294,900
	First Midwest Bancorp, Inc.	20,022	683,351
	First Mutual Bancshares, Inc.	292	7,588
	First Niagara Financial Group, Inc.	57,653	789,270
	First Oak Brook Bancshares, Inc.	6,450	193,242
	First PacTrust Bancorp, Inc.	1,300	34,905
	First Place Financial Corp.	9,667	192,470
	First Republic Bank	11,850	629,235
	First State Bancorporation	6,211	220,118
	First United Corp.	800	16,152
	First West Virginia Bancorp, Inc.	400	8,680
	FirstBank NW Corp.	545	15,429
*	FirstCity Financial Corp.	14,142	174,371
*	FirstFed Financial Corp.	12,900	659,190
*	Fischer Imaging Corp.	900	3,915
*	Five Star Quality Care, Inc.	16,800	142,800
	Flag Financial Corp.	1,600	24,720
	Flagstar Bancorp, Inc.	29,850	613,417
*	Flanders Corp.	35,300	369,238
*	Fleetwood Enterprises, Inc.	62,400	603,408
	Flexsteel Industries, Inc.	1,200	18,841
*	Flight Safety Technologies, Inc.	1,500	2,505
*	Flir Systems, Inc.	26,000	812,500
	Florida East Coast Industries, Inc.	19,300	829,900
	Florida Public Utilities Co.	666	12,428
	Florida Rock Industries, Inc.	20,925	1,342,757
* #	Flow International Corp.	11,264	49,674
	Flowers Foods, Inc.	24,150	724,500
*	Flowserve Corp.	44,200	1,104,558
	Flushing Financial Corp.	15,750	283,500
*	FLYi, Inc.	15,320	22,367
*	FMC Corp.	24,757	1,222,006
	FNB Corp.	1,400	28,210
	FNB Corp.	439	11,506
	FNB Financial Services Corp.	1,275	28,573
*	Foamex International, Inc.	21,568	54,567
*	Foodarama Supermarkets, Inc.	100	3,825
	Foothill Independent Bancorp	1,746	43,458
*	Footstar, Inc.	12,300	70,110
*	Forest Oil Corp.	34,330	1,373,200
*	Forgent Networks, Inc.	26,600	57,483
*	FormFactor, Inc.	4,400	101,068
*	Forrester Research, Inc.	26,103	409,817
*	Forward Air Corp.	8,950	396,306
*	Fossil, Inc.	36,225	934,605
*	Foster (L.B.) Co. Class A	200	1,890
*	Foster Wheeler, Ltd.	60	1,077
*	Foundry Networks, Inc.	105,800	1,097,146
*	FPIC Insurance Group, Inc.	12,174	420,977

19

*	Franklin Bank Corp.	5,600	91,560
*	Franklin Covey Co.	1,900	4,921
	Franklin Electric Co., Inc.	4,000	156,880
*	Franklin Electronic Publishers, Inc.	1,300	4,680
	Fred’s, Inc.	22,387	377,221
	Fremont General Corp.	38,500	967,890
	Frequency Electronics, Inc.	1,500	22,650
*	Fresh Brands, Inc.	1,200	9,000
*	Friedmans, Inc. Class A	5,800	9,570
*	Friendly Ice Cream Corp.	2,000	16,000
	Frisch’s Restaurants, Inc.	1,100	29,282
*	Frontier Airlines, Inc.	42,598	359,953
	Frontier Oil Corp.	17,000	545,020
*	Frozen Food Express Industries, Inc.	25,300	293,733
*	FSI International, Inc.	41,900	193,997
*	FTI Consulting, Inc.	32,550	618,450
* #	FuelCell Energy, Inc.	55,500	599,400
	Fuller (H.B.) Co.	13,900	370,296
	Fulton Financial Corp.	1,672	35,848
	Furniture Brands International, Inc.	18,200	422,786
	G & K Services, Inc. Class A	14,048	602,800
*	G-III Apparel Group, Ltd.	1,700	13,107
	Gabelli Asset Management, Inc.	3,200	141,632
*	Gaiam, Inc.	6,300	33,201
*	Galaxy Nutritional Foods, Inc.	60	134
*	GameStop Corp.	16,700	324,147
	GameTech International, Inc.	5,100	19,635
*	Gardner Denver Machinery, Inc.	21,800	896,198
*	Gartner Group, Inc.	48,400	466,092
*	Gartner, Inc.	3,900	37,050
	Gateway Financial Holdings, Inc.	3,800	71,102
*	Gateway, Inc.	175,250	823,675
	GATX Corp.	16,300	488,674
*	Gaylord Entertainment Co.	33,050	1,414,540
*	Gehl Co.	9,205	251,573
*	Genaissance Pharmaceuticals, Inc.	11,400	19,038
	Gencorp, Inc.	38,400	716,928
*	Gene Logic, Inc.	34,000	107,440
*	Genecor International, Inc.	37,097	713,746
*	General Binding Corp.	5,500	73,810
*	General Cable Corp.	41,800	497,838
*	General Communications, Inc. Class A	61,400	572,862
*	Genesco, Inc.	24,000	707,280
*	Genesee & Wyoming, Inc.	20,048	483,357
*	Genesis HealthCare Corp.	23,356	961,800
*	Genesis Microchip, Inc.	19,489	287,268
*	Genlyte Group, Inc.	9,400	844,308
*	Genta, Inc.	46,867	59,521
*	Gentek, Inc.	1,600	77,008
*	Gentiva Health Services, Inc.	850	14,314
*	Genus, Inc.	37,401	83,030
*	GenVec, Inc.	38,014	72,987
	Georgia Gulf Corp.	31,800	1,679,358
*	Gerber Scientific, Inc.	31,900	204,479
*	Geron Corp.	45,100	315,249

20

*	Getty Images, Inc.	23,700	1,690,758
	Gevity HR, Inc.	16,600	301,456
*	Giant Industries, Inc.	14,900	471,734
	Gibraltar Industries, Inc.	10,550	260,268
*	Giga-Tronics, Inc.	200	680
	Glacier Bancorp, Inc.	10,050	318,183
	Glatfelter (P.H.) Co.	29,300	434,226
*	Glenayre Technologies, Inc.	88,340	211,133
* #	Global e-Point, Inc.	18	60
*	Global Imaging Systems, Inc.	18,200	646,828
*	Global Payment Technologies, Inc.	2,400	17,520
*	Global Power Equipment Group, Inc.	51,100	501,291
*	Globecomm Systems, Inc.	7,600	47,044
*	Glowpoint, Inc.	33,800	72,670
	Gold Banc Corp.	24,900	353,829
*	Goodrich Petroleum Corp.	17,400	392,718
* #	Goodyear Tire & Rubber Co.	134,600	1,946,316
	Goody’s Family Clothing, Inc.	31,708	297,738
*	GoRemote Internet Communications, Inc.	26,400	44,880
	Gorman-Rupp Co.	2,625	57,907
*	GP Strategies Corp.	10,800	86,724
	Graco, Inc.	30,712	1,187,326
*	Graftech International, Ltd.	23,500	217,140
	Graham Corp.	300	4,860
	Granite Construction, Inc.	20,250	538,852
*	Graphic Packaging Corp.	113,100	686,517
	Gray Television, Inc.	19,280	280,331
	Gray Television, Inc. Class A	200	2,580
	Great American Financial Resources, Inc.	8,200	136,694
*	Great Atlantic & Pacific Tea Co., Inc.	46,600	518,192
	Great Lakes Chemical Corp.	23,600	630,120
	Great Southern Bancorp, Inc.	2,000	67,360
*	Greater Atlantic Financial Corp.	1,300	7,936
	Greater Bay Bancorp	24,874	630,058
	Greater Communications Bancorp	2,152	34,647
*	Green Mountain Coffee, Inc.	8,200	213,610
	Green Mountain Power Corp.	1,900	55,100
	Greenbrier Companies, Inc.	3,100	83,793
#	Grey Global Group, Inc.	300	339,234
*	Grey Wolf, Inc.	144,700	939,103
*	Griffin Land & Nurseries, Inc. Class A	1,200	31,800
*	Griffon Corp.	21,980	505,540
*	Group 1 Automotive, Inc.	18,100	500,465
*	Grubb & Ellis Co.	5,100	23,460
	GS Financial Corp.	400	7,696
*	GSE Systems, Inc.	1,000	2,150
*	GSI Commerce, Inc.	34,190	490,626
*	GTC Biotherapeutics, Inc.	27,338	48,115
	Gtech Holdings, Inc.	69,200	1,615,820
*	GTSI Corp.	11,687	112,195
	Guaranty Bancshares, Inc.	400	8,696
	Guaranty Federal Bancshares, Inc.	900	21,006
*	Guess, Inc.	46,600	686,884
*	Guilford Pharmaceuticals, Inc.	58,300	264,099
*	Guitar Center, Inc.	13,900	842,062

21

	Gulf Island Fabrication, Inc.	13,841	333,153
*	Gulfmark Offshore, Inc.	23,500	639,435
*	Gymboree Corp.	36,700	440,033
*	Ha-Lo Industries, Inc.	16,600	12
*	Haemonetics Corp.	17,000	705,160
	Haggar Corp.	2,000	41,020
*	Hain Celestial Group, Inc.	27,651	516,244
*	Hammons (John Q.) Hotels, Inc. Class A	1,600	35,472
*	Hampshire Group, Ltd.	1,000	37,695
	Hancock Fabrics, Inc.	13,100	112,660
	Hancock Holding Co.	14,269	437,488
	Handleman Co.	27,170	559,974
*	Hanger Orthopedic Group, Inc.	29,120	177,050
	Hanmi Financial Corp.	8,200	145,058
*	Hanover Compressor Co.	67,600	895,024
	Harbor Florida Bancshares, Inc.	22,100	750,074
	Hardinge, Inc.	1,300	19,084
	Harland (John H.) Co.	18,400	675,280
	Harleysville Group, Inc.	13,300	281,694
	Harleysville National Corp.	20,143	475,375
*	Harmonic, Inc.	55,700	609,915
*	Harris Interactive, Inc.	67,612	338,060
	Harsco Corp.	13,100	765,171
*	Hartmarx Corp.	8,100	67,392
*	Harvard Bioscience, Inc.	39,485	161,099
*	Harvest Natural Resources, Inc.	43,784	549,489
*	Hastings Entertainment, Inc.	11,800	86,376
*	Hauppauge Digital, Inc.	2,675	12,840
*	Hawaiian Holdings, Inc.	1,000	6,490
*	Hawk Corp.	3,500	32,865
	Hawkins, Inc.	3,200	38,560
*	Hayes Lemmerz International, Inc.	37,500	285,000
	HCC Insurance Holdings, Inc.	12,300	461,250
*	Headwaters, Inc.	26,000	836,160
	Healthcare Services Group, Inc.	6,900	158,631
*	HealthExtras, Inc.	32,900	533,967
*	HealthTronics Surgical Services, Inc.	39,507	390,724
	Heartland Express, Inc.	37,449	771,824
	Heartland Financial USA, Inc.	8,466	173,045
*	Hecla Mining Co.	49,300	278,052
	Hector Communications Corp.	1,700	35,530
	Heico Corp.	8,897	201,339
	Heico Corp. Class A	15,468	272,237
*	Heidrick & Struggles International, Inc.	20,300	693,042
	Helix Technology Corp.	17,600	303,072
	Helmerich & Payne, Inc.	19,000	760,760
* #	Hemispherx Biopharma, Inc.	28,800	47,520
*	Hercules, Inc.	31,200	447,408
*	Heritage Commerce Corp.	4,700	85,352
	Heritage Financial Corp.	1,000	21,610
*	Herley Industries, Inc.	18,200	329,238
* #	Hewitt Associates, Inc. Class A	5,100	156,774
*	Hexcel Corp.	22,000	365,860
	HF Financial Corp.	770	16,447
*	Hi-Shear Technology Corp.	2,200	10,230

22

*	Hi-Tech Pharmacal, Inc.	11,350	180,351
*	Hibbett Sporting Goods, Inc.	21,012	585,394
	Hilb Rogal Hamilton Co.	17,700	607,287
*	Hines Horticulture, Inc.	7,200	29,376
	HMN Financial, Inc.	3,600	115,740
*	HMS Holdings Corp.	26,640	194,472
*	Hoenig Group Escrow Shares	3,200	0
	Hollinger International, Inc. Class A	22,800	262,200
*	Hollis-Eden Pharmaceuticals, Inc.	27,780	210,017
	Holly Corp.	20,000	754,000
*	Hollywood Entertainment Corp.	41,100	561,837
*	Hollywood Media Corp.	41,113	215,843
*	Hologic, Inc.	21,500	794,425
	Home Federal Bancorp	900	22,770
*	HomeStore, Inc.	81,400	193,732
	Hooper Holmes, Inc.	43,500	192,705
	HopFed Bancorp, Inc.	500	8,160
	Horace Mann Educators Corp.	14,900	279,524
	Horizon Financial Corp.	5,737	120,477
*	Horizon Health Corp.	4,800	167,995
* #	Horizon Offshore, Inc.	600	540
*	Hot Topic, Inc.	23,925	511,038
*	Houston Exploration Co.	23,247	1,346,001
*	Hovnanian Enterprises, Inc. Class A	15,900	874,500
*	Hub Group, Inc. Class A	3,000	174,450
*	Hudson Highland Group, Inc.	4,410	73,559
*	Hudson Technologies, Inc.	1,300	1,157
	Hudson United Bancorp	11,400	404,016
	Hughes Supply, Inc.	23,600	723,340
*	Human Genome Sciences, Inc.	102,900	1,148,364
	Hunt (J.B.) Transport Services, Inc.	41,400	1,953,666
*	Hurco Companies, Inc.	1,200	20,904
*	Hutchinson Technology, Inc.	19,600	640,136
*	Huttig Building Products, Inc.	4,000	43,120
*	Hydril Co.	11,600	696,812
*	Hypercom Corp.	61,000	286,700
*	HyperFeed Technologies, Inc.	220	550
*	Hyperion Solutions Corp.	22,070	1,114,094
* #	Hythiam, Inc.	2,300	20,470
*	I-Flow Corp.	18,400	314,088
*	I-Sector Corp.	4,600	26,496
*	I-Trax, Inc.	20,800	33,488
	IBERIABANK Corp.	5,560	327,150
*	Ibis Technology Corp.	9,200	26,588
*	ICOS Corp.	15,224	336,755
*	ICT Group, Inc.	11,900	99,960
* #	ICU Medical, Inc.	14,150	433,273
	IDACORP, Inc.	14,500	419,195
*	Identix, Inc.	99,021	592,146
	IDEX Corp.	19,800	782,100
*	IDEXX Laboratories, Inc.	17,600	975,920
*	IDT Corp.	24,100	353,788
*	IDT Corp. Class B	51,300	785,916
*	IDX Systems Corp.	18,438	632,608
*	iGATE Capital Corp.	75,819	311,616

23

	IHOP Corp.	11,500	541,420
*	II-VI, Inc.	12,400	483,724
	IKON Office Solutions, Inc.	49,100	518,005
*	Illumina, Inc.	37,366	309,390
#	ILX Resorts, Inc.	400	3,780
*	Image Entertainment, Inc.	21,100	121,325
* #	ImageWare Systems, Inc.	500	1,625
	Imation Corp.	18,800	646,532
*	Immersion Corp.	20,500	139,195
* #	Immtech International, Inc.	8,100	112,590
*	Immucor, Inc.	29,643	880,545
*	ImmunoGen, Inc.	55,761	327,875
*	Immunomedics, Inc.	46,100	122,626
*	IMPAC Medical Systems, Inc.	5,300	125,716
*	Impath, Inc.	14,800	64,380
*	Impax Laboratoroes, Inc.	14,700	250,782
*	IMPCO Technologies, Inc.	27,000	156,600
	Imperial Sugar Co.	14,630	210,965
* #	Implant Sciences Corp.	7,500	68,250
*	Incyte Corp.	61,700	538,641
	Independence Community Bank Corp.	34,971	1,392,196
	Independence Holding Co.	1,584	31,094
	Independent Bank Corp. MA	12,200	360,022
	Independent Bank Corp. MI	14,059	425,707
*	Indevus Pharmaceuticals, Inc.	37,737	160,760
*	Indus International, Inc.	11,400	27,588
*	Industrial Distribution Group, Inc.	12,903	116,772
	Infinity Property & Casualty Corp.	8,500	273,105
* #	Infinity, Inc.	13,500	167,400
* #	Infocrossing, Inc.	15,801	296,427
*	InFocus Corp.	46,853	299,859
*	Informatica Corp.	90,500	703,185
*	Inforte Corp.	15,700	101,265
*	Infosonics Corp.	1,200	3,684
*	InfoSpace, Inc.	27,400	1,136,004
	infoUSA, Inc.	56,464	583,838
	Ingles Market, Inc. Class A	7,100	92,371
*	Inhibitex, Inc.	12,800	107,520
*	InKine Pharmaceutical Co., Inc.	16,800	61,992
*	Innodata Isogen, Inc.	24,900	107,319
*	Innotrac Corp.	5,500	49,060
*	Innovative Solutions & Support, Inc.	13,200	394,416
*	Innovex, Inc.	25,500	109,395
*	Input/Output, Inc.	81,800	603,684
*	Insight Communications Co., Inc.	55,621	528,399
*	Insight Enterprises, Inc.	38,300	681,740
*	Insignia Systems, Inc.	11,000	17,688
*	Insituform Technologies, Inc. Class A	28,800	456,768
* #	Insmed, Inc.	28,904	37,286
*	Inspire Pharmaceuticals, Inc.	31,400	249,944
*	Insurance Auto Auctions, Inc.	16,271	452,497
*	InsWeb Corp.	66	193
	Integra Bank Corp.	14,055	311,178
*	Integra LifeSciences Holdings	15,000	556,350
	Integral Systems, Inc.	4,700	98,183

24

*	IntegraMed America, Inc.	1,300	12,623
*	Integrated Biopharma, Inc.	9,800	66,640
*	Integrated Circuit Systems, Inc.	30,900	623,562
*	Integrated Device Technology, Inc.	78,528	982,385
*	Integrated Electrical Services, Inc.	43,500	146,160
*	Integrated Silicon Solution, Inc.	42,693	272,381
* #	Intelli-Check, Inc.	9,300	50,406
*	Intelligent Systems Corp.	700	2,170
*	Intelligroup, Inc.	4,200	5,103
* #	Intellisync Corp.	51,288	148,735
	Inter Parfums, Inc.	6,650	93,166
*	Interactive Data Corp.	45,600	922,488
*	Interactive Intelligence, Inc.	13,304	57,074
	Interchange Financial Services Corp.	3,987	69,613
*	Interdigital Communications Corp.	29,600	512,968
*	Interface, Inc. Class A	52,350	436,075
*	Intergraph Corp.	31,700	943,709
*	Interland, Inc.	22,249	57,402
*	Interlink Electronics, Inc.	14,550	115,090
*	Intermagnetics General Corp.	23,178	611,204
*	Intermix Media, Inc.	4,200	34,104
*	InterMune, Inc.	22,100	243,984
	International Bancshares Corp.	62	2,261
*	International Shipholding Corp.	1,100	18,502
*	Internet Commerce Corp.	1,100	2,244
*	Internet Security Systems, Inc.	37,400	750,992
* #	Interpharm Holdings, Inc.	23,600	39,412
*	Interphase Corp.	3,200	20,640
	Interpool, Inc.	6,800	156,060
	Intersil Corp.	7,688	129,620
*	Interstate Bakeries Corp.	37,200	188,790
*	Interstate Hotels & Resorts, Inc.	31,700	155,330
	Inter-Tel, Inc.	19,000	522,310
*	Intervoice, Inc.	29,900	324,415
*	Interwoven, Inc.	42,977	389,801
*	Intest Corp.	3,800	18,202
*	Intevac, Inc.	4,400	36,740
*	IntraBiotics Pharmaceuticals, Inc.	9,500	36,100
*	Intrado, Inc.	25,600	320,512
*	Intraware, Inc.	5,400	4,806
* #	Introgen Therapeutics, Inc.	25,000	182,525
* #	Intrusion, Inc.	1,600	5,216
*	Intuitive Surgical, Inc.	23,474	1,106,799
	Invacare Corp.	19,200	904,704
*	Inverness Medical Innovations, Inc.	3,218	76,427
*	Investment Technology Group, Inc.	41,500	782,275
*	INVESTools, Inc.	38,500	178,640
*	Iomed, Inc.	4,900	11,907
*	Iomega Corp.	74,400	336,288
*	iPass, Inc.	21,300	129,717
*	IPIX Corp.	4,300	14,534
*	Iridex Corp.	2,700	15,876
*	IRIS International, Inc.	18,200	194,740
	Irwin Financial Corp.	12,600	286,272
*	Isis Pharmaceuticals, Inc.	38,600	156,716

25

* #	Island Pacific, Inc.	1,058	328
*	Isle of Capri Casinos, Inc.	29,300	820,107
*	Isolagen, Inc.	33,600	252,336
*	Ista Pharmaceuticals, Inc.	19,278	203,961
*	Iteris, Inc.	5,200	15,600
*	ITLA Capital Corp.	2,300	114,724
*	Itron, Inc.	23,700	631,605
*	ITT Educational Services, Inc.	21,600	1,051,704
*	iVillage, Inc.	58,700	337,525
*	Ixia	53,600	965,336
*	IXYS Corp.	39,694	410,436
	J & J Snack Foods Corp.	10,707	505,477
*	J. Alexander’s Corp.	5,100	37,485
*	J. Jill Group, Inc.	24,250	350,412
	J. M. Smucker Co.	13,934	684,995
*	j2 Global Communication, Inc.	15,900	609,129
*	Jack in the Box, Inc.	28,600	1,026,740
*	Jaco Electronics, Inc.	550	1,650
*	Jacuzzi Brands, Inc.	80,400	828,120
*	Jakks Pacific, Inc.	29,700	587,169
*	Jarden Corp.	15,000	652,650
*	JDA Software Group, Inc.	33,900	455,277
	Jefferies Group, Inc.	24,600	938,736
	JLG Industries, Inc.	38,400	821,760
*	Jo-Ann Stores, Inc.	25,000	751,500
*	Johnson Outdoors, Inc.	2,900	58,986
*	Jones Lang LaSalle, Inc.	22,500	966,825
* #	Jos. A. Bank Clothiers, Inc.	12,187	330,755
*	Journal Register Co.	23,200	404,840
	Joy Global, Inc.	47,550	1,747,462
*	JPS Industries, Inc.	1,800	8,460
*	Jupitermedia Corp.	22,000	295,680
	K-Swiss, Inc. Class A	18,000	558,000
*	K-Tron International, Inc.	600	16,320
*	K-V Pharmaceutical Co. Class A	19,300	419,968
*	K-V Pharmaceutical Co. Class B	6,925	154,981
*	K2, Inc.	38,347	549,513
*	Kadant, Inc.	16,692	334,675
	Kaman Corp. Class A	14,600	174,178
*	Kansas City Southern	49,600	973,152
*	Katy Industries, Inc.	400	1,884
	Kaydon Corp.	11,500	361,100
	KB Home	10,600	1,322,880
*	KCS Energy, Inc.	27,800	477,326
*	Keane, Inc.	47,424	627,894
*	Keith Companies, Inc.	8,600	148,350
	Keithley Instruments, Inc.	10,300	170,568
	Kellwood Co.	11,713	335,812
	Kelly Services, Inc. Class A	14,300	422,565
	Kelly Services, Inc. Class B	200	6,010
*	Kemet Corp.	74,216	606,345
*	Kendle International, Inc.	18,600	217,434
	Kennametal, Inc.	15,400	755,832
*	Kennedy-Wilson, Inc.	2,800	23,520
	Kenneth Cole Productions, Inc. Class A	8,450	245,134

26

*	Kensey Nash Corp.	9,500	307,705
*	Keryx Biopharmaceuticals, Inc.	3,900	50,700
	Kewaunee Scientific Corp.	300	2,622
*	Key Energy Group, Inc.	99,600	1,376,472
*	Key Technology, Inc.	900	8,802
*	Key Tronic Corp.	800	2,456
*	Keynote Systems, Inc.	11,900	141,610
*	Keystone Automotive Industries, Inc.	18,700	426,921
*	Kforce, Inc.	46,098	525,517
* #	KFX, Inc.	53,700	912,900
	Kimball International, Inc. Class B	14,700	210,063
*	Kindred Healthcare, Inc.	31,600	1,033,320
*	Kintera, Inc.	3,700	25,826
*	Kirby Corp.	19,500	862,875
*	Kirkland’s, Inc.	12,900	137,256
*	Knight Trading Group, Inc.	86,600	905,836
	Knight Transportation, Inc.	28,437	751,021
*	Komag, Inc.	32,400	652,860
*	Kopin Corp.	90,425	328,243
*	Korn/Ferry International	38,400	736,512
*	Kos Pharmaceuticals, Inc.	19,770	657,155
*	Kosan Biosciences, Inc.	40,722	217,863
	Koss Corp.	1,000	19,600
* #	Krispy Kreme Doughnuts, Inc.	58,100	318,388
	Kronos Worldwide, Inc.	2,665	125,495
*	Kronos, Inc.	13,837	772,658
*	Kulicke & Soffa Industries, Inc.	52,200	338,256
*	KVH Industries, Inc.	18,900	191,835
*	Kyphon, Inc.	13,200	324,456
*	La Jolla Pharmceutical Co.	26,200	36,418
*	La Quinta Corp.	136,800	1,265,400
	La-Z-Boy, Inc.	21,116	315,684
*	LaBarge, Inc.	18,600	199,020
*	LabOne, Inc.	18,000	648,000
*	Labor Ready, Inc.	37,800	709,884
	Laclede Group, Inc.	11,400	357,732
*	LaCrosse Footwear, Inc.	2,500	30,700
*	Ladish Co., Inc.	17,600	213,312
*	Laidlaw International, Inc.	65,000	1,495,000
	Lakeland Bancorp, Inc.	89	1,445
*	Lakeland Industries, Inc.	726	15,246
*	Lakes Entertainment, Inc.	26,400	471,504
*	Lamar Advertising Co.	183	7,190
	Lancaster Colony Corp.	15,120	644,263
	Lance, Inc.	29,600	471,528
*	Lancer Corp.	2,700	41,985
	LandAmerica Financial Group, Inc.	8,900	487,186
	Landauer, Inc.	5,000	240,550
*	Landec Corp.	32,194	221,817
	Landmark Bancorp, Inc.	120	3,600
	Landry’s Restaurants, Inc.	15,050	435,697
*	Landstar Systems, Inc.	34,098	1,196,158
*	Lannet Co., Inc.	30,800	230,384
*	Large Scale Biology Corp.	900	792
* #	LaserCard Corp.	14,034	108,763

27

*	Laserscope	14,400	482,832
*	Lattice Semiconductor Corp.	105,100	554,928
*	Laureate Education, Inc.	25,500	1,106,445
	Lawson Products, Inc.	2,500	116,350
*	Lawson Software, Inc.	98,600	571,880
*	Layne Christensen Co.	4,700	83,331
*	Lazare Kaplan International, Inc.	200	2,150
	LCA-Vision, Inc.	17,400	503,208
*	LCC International, Inc. Class A	28,700	148,666
*	Learning Care Group, Inc.	1,500	5,535
*	Learning Tree International, Inc.	19,020	285,300
*	Leather Factory, Inc.	4,500	14,850
*	LeCroy Corp.	11,700	277,290
	Lennox International, Inc.	36,600	791,292
*	Lesco, Inc.	9,100	131,950
*	Level 8 Systems, Inc.	100	10
	Levitt Corp. Class A	16,837	503,763
*	Lexar Media, Inc.	85,800	348,348
*	Lexicon Genetics, Inc.	72,671	414,225
	Libbey, Inc.	11,100	265,512
	Liberty Corp.	6,700	293,125
	Liberty Homes, Inc. Class B	100	600
*	Lifecell Corp.	31,700	274,205
*	Lifecore Biomedical, Inc.	17,300	284,931
*	Lifeline Systems, Inc.	1,700	46,733
	Lifetime Hoan Corp.	6,500	100,425
* #	Lifeway Foods, Inc.	400	2,961
*	Ligand Pharmaceuticals, Inc. Class B	16,900	165,620
*	Lightbridge, Inc.	27,609	159,856
*	Lin TV Corp.	20,900	368,467
	Lincoln Electric Holdings, Inc.	20,200	638,320
	Lindsay Manufacturer Co.	9,000	209,160
*	Linens ’n Things, Inc.	35,100	943,839
*	Lionbridge Technologies, Inc.	41,200	246,788
*	Lipid Sciences, Inc.	23,700	95,037
* #	Liquidmetal Technologies, Inc.	40,600	67,396
	Lithia Motors, Inc. Class A	11,200	294,224
*	Littlefuse, Inc.	12,800	416,256
*	LMI Aerospace, Inc.	1,600	11,024
*	Lodgenet Entertainment Corp.	12,200	215,330
*	LogicVision, Inc.	22,900	61,372
*	Logility, Inc.	1,700	7,327
*	LoJack Corp.	14,200	183,464
	Lone Star Steakhouse & Saloon, Inc.	13,600	361,760
*	Lone Star Technologies, Inc.	26,300	1,191,653
	Longs Drug Stores Corp.	17,700	481,971
	Longview Fibre Co.	40,500	680,400
*	LookSmart, Ltd.	61,700	67,253
	Louisiana-Pacific Corp.	61,400	1,612,978
	Lowrance Electronics, Inc.	3,500	104,965
	LSB Corp.	1,100	19,855
	LSI Industries, Inc.	17,850	199,563
*	LTX Corp.	63,599	343,435
*	Luby’s, Inc.	31,700	215,243
	Lufkin Industries, Inc.	4,300	185,803

28

*	Luminex Corp.	31,109	239,539
*	Lydall, Inc.	23,100	262,185
	Lyondell Chemical Co.	31,860	1,078,461
*	M&F Worldwide Corp.	24,500	338,100
	M/I Homes, Inc.	10,300	579,890
	MacDermid, Inc.	19,000	638,400
*	Mac-Gray Corp.	7,400	60,976
*	Macromedia, Inc.	37,240	1,262,064
*	Macrovision Corp.	30,700	744,475
*	Madden (Steven), Ltd.	18,100	338,108
	MAF Bancorp, Inc.	28,320	1,234,469
*	Magellan Health Services, Inc.	2,100	71,778
*	Magma Design Automation, Inc.	28,741	377,944
*	Magna Entertainment Corp.	8,800	57,904
*	Magnetek, Inc.	41,200	206,824
*	Magnum Hunter Resources, Inc.	64,700	1,082,431
	Main Street Banks, Inc.	11,874	379,968
*	Main Street Restaurant Group, Inc.	9,200	20,240
*	MAIR Holdings, Inc.	28,085	252,765
*	Management Network Group, Inc.	33,420	82,213
*	Manchester Technologies, Inc.	900	8,991
	Mandalay Resort Group	3,700	262,219
*	Manhattan Associates, Inc.	17,100	339,777
	Mannatech, Inc.	10,200	251,940
* #	Manning (Greg) Auctions, Inc.	4,900	52,969
	Manpower, Inc.	8,413	367,648
*	Manugistic Group, Inc.	97,788	195,576
*	MAPICS, Inc.	23,665	298,179
*	Mapinfo Corp.	29,537	387,821
	Marine Products Corp.	6,690	190,264
*	MarineMax, Inc.	18,800	644,088
	Maritrans, Inc.	1,700	33,541
	MarkWest Hydrocarbon, Inc.	2,904	69,115
*	Martek Biosciences Corp.	17,600	1,179,200
* #	Martha Stewart Living Omnimedia, Inc.	19,200	678,720
*	Marvel Enterprises, Inc.	39,600	697,752
	MASSBANK Corp.	900	33,427
	Massey Energy Co.	24,830	1,082,091
*	Mastec, Inc.	57,508	522,748
*	Material Sciences Corp.	20,600	318,270
*	Matria Healthcare, Inc.	19,299	555,811
*	Matrix Bancorp, Inc.	2,700	34,020
* #	Matrix Service Co.	23,100	185,493
*	MatrixOne, Inc.	52,600	278,254
*	Matrixx Initiatives, Inc.	12,500	146,875
	Matthews International Corp. Class A	13,400	466,052
*	Mattson Technology, Inc.	54,878	537,804
*	Maui Land & Pineapple Co., Inc.	7,700	358,897
*	Maverick Tube Corp.	32,400	1,152,144
*	Max & Erma’s Restaurants, Inc.	300	4,455
*	Maxco, Inc.	300	1,113
	Maxcor Financial Group, Inc.	9,200	82,800
*	Maxim Pharmaceuticals, Inc.	28,500	50,160
	Maximus, Inc.	21,800	738,148
*	Maxtor Corp.	173,500	961,190

29

*	Maxwell Technologies, Inc.	19,100	207,999
*	Maxxam, Inc.	3,900	115,908
*	Maxygen, Inc.	41,099	395,372
#	Maytag Corp.	9,900	150,876
	MB Financial, Inc.	13,600	552,296
	MBT Financial Corp.	13,083	268,201
*	McAfee, Inc.	45	1,041
*	McDATA Corp.	68,200	268,026
	MCG Capital Corp.	11,300	196,507
	McGrath Rentcorp.	9,700	418,167
* #	McMoran Exploration Co.	15,000	311,100
	McRae Industries, Inc. Class A	1,300	16,952
	MDC Holdings, Inc.	20,693	1,647,577
*	Meade Instruments Corp.	27,800	86,180
*	Meadowbrook Insurance Group, Inc.	41,300	223,020
*	Medallion Finanacial Corp.	5,100	46,410
*	Medarex, Inc.	70,600	597,276
*	MedCath Corp.	20,780	589,944
	Media General, Inc. Class A	10,200	652,698
*	Mediacom Communications Corp.	60,500	333,355
*	Medical Action Industries, Inc.	13,900	269,660
*	Medical Staffing Network Holdings, Inc.	41,900	273,188
	Medicis Pharmaceutical Corp. Class A	3,000	103,620
* #	Medifast, Inc.	14,305	40,340
*	MedQuist, Inc.	30,859	400,396
*	MEDTOX Scientific, Inc.	5,184	43,235
*	MEMC Electronic Materials, Inc.	11,800	153,164
*	Memry Corp.	18,000	34,560
	Mentor Corp.	23,400	810,108
*	Mentor Graphics Corp.	44,800	617,344
	Mercantile Bank Corp.	2,315	101,027
	Merchants Bancshares, Inc.	3,250	86,255
	Merchants Group, Inc.	1,400	36,610
	Mercury Air Group, Inc.	800	2,768
*	Mercury Computer Systems, Inc.	20,265	596,399
*	Merge Technologies, Inc.	14,937	271,853
	Meridian Bioscience, Inc.	7,997	130,911
*	Meridian Resource Corp.	94,400	577,728
*	Merit Medical Systems, Inc.	26,911	354,418
*	Meritage Homes Corp.	18,400	1,347,432
	Meritage Hospitality Group, Inc.	1,000	5,120
*	Merix Corp.	27,050	274,557
*	Merrimac Industries, Inc.	1,300	11,830
*	Mesa Air Group, Inc.	46,500	346,890
	Mesa Laboratories, Inc.	4,800	60,048
*	Mestek, Inc.	3,700	84,804
	Meta Financial Group, Inc.	600	14,550
*	Meta Group, Inc.	5,500	54,615
	Metal Management, Inc.	25,500	755,565
*	Metals USA, Inc.	23,715	577,935
*	MetaSolv, Inc.	52,755	131,887
	Methode Electronics, Inc.	23,300	260,727
	Met-Pro Corp.	2,133	27,878
*	Metris Companies, Inc.	65,300	767,928
*	Metro One Telecommunications, Inc.	7,466	10,602

30

	MetroCorp. Bancshares, Inc.	1,400	33,180
*	Metrologic Instruments, Inc.	20,300	478,268
*	Metropolitan Health Networks, Inc.	7,500	21,375
*	Mexican Restaurants, Inc.	500	4,950
	MFB Corp.	200	5,600
	MGE Energy, Inc.	9,840	352,370
*	MGI Pharma, Inc.	22,400	512,960
	MGP Ingredients, Inc.	4,500	34,515
*	Michael Anthony Jewelers, Inc.	1	3,028
	Michaels Stores, Inc.	41,100	1,310,679
*	Micrel, Inc.	53,750	506,863
*	Micro Component Technology, Inc.	1,500	555
*	Micro Linear Corp.	15,800	77,752
*	Micro Therapeutics, Inc.	53,615	210,707
	MicroFinancial, Inc.	12,600	61,992
*	Micromuse, Inc.	38,000	186,960
*	Micros Systems, Inc.	21,600	700,488
*	Microsemi Corp.	45,400	738,204
*	MicroStrategy, Inc.	6,000	424,320
*	Microtek Medical Holdings, Inc.	61,300	232,327
*	Microtune, Inc.	60,400	295,960
* #	Microvision, Inc.	18,500	105,635
	Mid Penn Bancorp, Inc.	210	5,513
*	Midas, Inc.	17,600	376,464
	Middleby Corp.	9,900	533,610
	Middlesex Water Co.	666	11,928
	Midland Co.	4,000	123,560
	Mid-State Bancshares	18,132	479,954
* #	Midway Games, Inc.	46,800	489,996
*	Midwest Air Group, Inc.	22,018	56,146
	Midwest Banc Holdings, Inc.	13,050	273,659
*	Mikohn Gaming Corp.	19,200	235,776
*	Milacron, Inc.	61,519	174,714
* #	Milestone Scientific, Inc.	3,200	8,768
*	Miller Industries, Inc.	8,500	112,625
*	MIM Corp.	30,200	208,078
*	Mindspeed Technologies, Inc.	112,452	317,115
	Mine Safety Appliances Co.	15,900	739,509
	Minerals Technologies, Inc.	14,200	889,630
*	MIPS Technologies, Inc.	51,191	566,172
*	Misonix, Inc.	9,323	60,600
*	Mission Resources Corp.	57,800	394,196
*	Mitcham Industries, Inc.	12,396	86,524
*	Mity Enterprises, Inc.	2,400	36,000
*	MKS Instruments, Inc.	38,681	715,212
*	Mobile Mini, Inc.	17,500	651,700
*	Mobility Electronics, Inc.	24,400	178,120
*	Mobius Management Systems, Inc.	9,100	53,235
	Mocon, Inc.	1,500	13,950
	Modine Manufacturing Co.	15,500	504,525
*	Mod-Pac Corp.	1,350	21,330
*	Mod-Pac Corp. Class B	168	2,688
*	Modtech Holdings, Inc.	20,200	171,700
*	Moldflow Corp.	15,600	262,236
*	Molecular Devices Corp.	20,700	429,939

31

	Monaco Coach Corp.	28,550	511,331
*	Monarch Casino & Resort, Inc.	2,500	95,925
*	Monolithic System Technology, Inc.	29,700	169,884
*	Monro Muffler Brake, Inc.	5,250	140,753
*	Monster Worldwide, Inc.	13,800	398,130
*	Monterey Pasta Co.	19,600	66,640
*	Moog, Inc. Class A	11,250	501,750
*	Moog, Inc. Class B	300	13,350
*	Moscow CableCom Corp.	1,000	5,250
*	Mossimo, Inc.	2,300	9,338
*	Mothers Work, Inc.	7,400	108,040
*	Motorcar Parts of America, Inc.	200	2,030
	Movado Group, Inc.	13,500	251,370
	Movie Gallery, Inc.	23,100	527,604
*	MPS Group, Inc.	87,800	942,972
*	MRO Software, Inc.	30,000	405,300
*	MRV Communications, Inc.	113,800	421,060
	MSC Industrial Direct Co., Inc. Class A	10,900	352,615
*	MSC.Software Corp.	32,600	390,222
*	MSGI Security Solutions, Inc.	77	1,161
*	MTC Technologies, Inc.	7,600	243,124
*	MTM Technologies, Inc.	1,200	4,800
*	MTR Gaming Group, Inc.	33,500	402,335
	MTS Systems Corp.	16,100	486,220
	Mueller Industries, Inc.	25,755	810,767
	Multi-Color Corp.	3,075	61,918
*	Multimedia Games, Inc.	29,733	297,033
	Myers Industries, Inc.	22,570	294,539
*	Mykrolis Corp.	50,300	680,056
*	Myriad Genetics, Inc.	28,200	611,094
*	Nabi Biopharmaceuticals	50,317	639,026
	NACCO Industries, Inc. Class A	3,800	422,560
*	Nanogen, Inc.	59,300	235,421
*	Nanometrics, Inc.	25,500	316,710
*	Nanophase Technologies Corp.	17,300	121,100
* #	Napco Security Systems, Inc.	3,360	33,802
	Nara Bancorp, Inc.	15,200	296,704
	Nash Finch Co.	9,900	392,139
*	Nashua Corp.	1,400	14,560
*	Nassda Corp.	34,081	226,298
* #	Nastech Pharmaceutical Co., Inc.	15,000	147,450
*	NATCO Group, Inc. Class A	19,200	228,480
*	Nathan’s Famous, Inc.	3,100	23,963
	National Beverage Corp.	7,800	68,250
*	National Dentex Corp.	3,900	74,100
	National Healthcare Corp.	300	11,214
	National Home Health Care Corp.	3,097	41,035
*	National Medical Health Card Systems, Inc.	5,100	117,300
*	National Patent Development Corp.	10,800	28,080
	National Penn Bancshares, Inc.	16,796	432,665
	National Presto Industries, Inc.	2,200	92,092
*	National Research Corp.	2,900	39,904
*	National RV Holdings, Inc.	14,200	149,810
	National Security Group, Inc.	1,000	19,400
*	National Technical Systems, Inc.	900	3,915

32

*	National Western Life Insurance Co. Class A	1,700	296,225
*	National-Oilwell, Inc.	6,569	297,838
*	Natrol, Inc.	5,100	15,300
	Nature’s Sunshine Products, Inc.	10,300	198,481
*	Natus Medical, Inc.	23,500	184,099
	Nautilus Group, Inc.	22,350	495,276
*	Navarre Corp.	26,800	183,580
*	Navigant Consulting, Inc.	39,300	1,011,975
*	Navigant International, Inc.	21,520	276,317
*	Navigators Group, Inc.	14,018	420,540
	NBT Bancorp, Inc.	16,000	375,200
*	NBTY, Inc.	44,500	1,125,405
*	NCI Building Systems, Inc.	20,800	777,504
*	NCO Group, Inc.	24,849	499,713
	NDCHealth Corp.	23,000	356,730
*	NeighborCare, Inc.	29,700	893,079
*	Nektar Therapeutics	52,222	905,529
	Nelson (Thomas), Inc.	9,300	203,670
*	Neoforma, Inc.	27,690	235,642
*	Neogen Corp.	3,500	61,215
*	NeoMagic Corp.	17,180	12,198
*	NEON Systems, Inc.	4,800	15,360
*	Neopharm, Inc.	32,284	336,722
*	Neose Technologies, Inc.	36,028	155,641
*	Neoware Systems, Inc.	23,200	275,848
*	NES Rentals Holdings, Inc.	6	60
*	Net2Phone, Inc.	63,500	147,955
	NetBank, Inc.	28,156	252,278
* #	Netflix, Inc.	44,400	475,080
*	NetIQ Corp.	45,300	534,087
*	NetManage, Inc.	9,157	63,183
*	Netopia, Inc.	24,300	85,658
*	NetRatings, Inc.	39,400	745,842
*	Netscout System, Inc.	42,638	221,291
*	Network Engines, Inc.	46,400	86,768
*	Network Equipment Technologies, Inc.	34,600	247,736
* #	Network Plus Corp.	7,400	9
*	Neurocrine Biosciences, Inc.	11,300	452,339
*	Neurogen Corp.	40,993	334,093
*	Nevada Gold & Casinos, Inc.	14,300	190,905
*	New Brunswick Scientific Co., Inc.	3,751	23,181
	New Century Financial Corp.	12,500	634,000
	New Hampshire Thrift Bancshares, Inc.	100	3,456
*	New Horizons Worldwide, Inc.	1,975	7,999
	New Jersey Resources Corp.	13,600	603,840
*	Newfield Exploration Co.	171	12,697
*	NewMarket Corp.	20,300	385,903
	NewMil Bancorp, Inc.	1,600	46,896
*	Newpark Resources, Inc.	100,900	644,751
*	Newport Corp.	49,200	693,228
*	Newtek Business Services, Inc.	47,944	192,255
*	Nextel Partners, Inc.	12,213	243,161
	Niagara Corp.	900	6,795
*	NIC, Inc.	69,600	353,568
	Nicor, Inc.	15,300	570,537

33

*	Niku Corp.	1,800	37,998
*	NL Industries, Inc.	19,600	429,240
*	NMS Communications Corp.	53,202	266,010
*	NMT Medical, Inc.	4,800	36,192
	NN, Inc.	9,000	97,020
*	Nobel Learning Communities, Inc.	3,200	27,747
	Nobility Homes, Inc.	1,900	43,890
	Noble International, Ltd.	5,000	117,000
	Nordson Corp.	10,700	427,893
*	North American Scientific, Inc.	18,900	77,490
	North Central Bancshares, Inc.	400	16,680
	North Pittsburgh Systems, Inc.	9,000	209,070
	Northeast Bancorp	200	4,090
	Northeast Pennsylvania Financial Corp.	1,400	31,920
	Northern Technologies International Corp.	5,100	30,855
* #	Northfield Laboratories, Inc.	13,900	217,952
	Northrim BanCorp, Inc.	2,630	62,883
	Northway Financial, Inc.	200	7,141
*	Northwest Airlines Corp.	47,500	333,925
	Northwest Bancorp, Inc.	23,535	504,826
	Northwest Natural Gas Co.	9,500	346,085
*	Northwest Pipe Co.	3,900	94,458
*	NorthWestern Corp.	4,212	117,683
	Norwood Financial Corp.	300	9,893
*	NovaMed, Inc.	30,885	182,839
*	Novatel Wireless, Inc.	15,500	166,780
*	Novavax, Inc.	22,787	50,815
*	Novell, Inc.	117,700	616,748
*	Noven Pharmaceuticals, Inc.	24,901	411,365
*	Novoste Corp.	77	69
*	NPS Pharmaceuticals, Inc.	12,200	174,948
*	NS Group, Inc.	25,500	872,355
*	NTN Communications, Inc.	45,100	152,889
*	Nu Horizons Electronics Corp.	21,995	153,305
	Nu Skin Enterprises, Inc. Class A	21,200	473,396
*	NuCo2, Inc.	12,600	304,164
*	NumereX Corp. Class A	1,100	4,917
*	Nutraceutical International Corp.	15,800	254,696
*	Nutri/System, Inc.	24,700	148,200
*	Nuvelo, Inc.	33,799	262,618
	NWH, Inc.	3,200	45,725
*	NYFIX, Inc.	43,925	199,859
	NYMAGIC, Inc.	5,500	125,950
*	O’Charleys, Inc.	24,100	508,992
*	O’Reilly Automotive, Inc.	9,200	468,280
*	O.I. Corp.	1,000	11,010
	Oak Hill Financial, Inc.	1,200	42,348
	Oakley, Inc.	73,900	993,216
*	OCA, Inc.	51,000	252,960
*	Oceaneering International, Inc.	20,100	801,990
	OceanFirst Financial Corp.	10,400	241,800
*	Ocwen Financial Corp.	75,200	602,352
*	Odyssey Healthcare, Inc.	36,400	409,500
*	Odyssey Marine Exploration, Inc.	36,600	85,644
#	Odyssey Re Holdings Corp.	30,700	775,482

34

*	Offshore Logistics, Inc.	22,300	733,893
*	Ohio Casualty Corp.	49,200	1,187,196
*	Oil States International, Inc.	44,400	934,176
	Oil-Dri Corp. of America	800	14,560
*	Old Dominion Freight Line, Inc.	20,925	735,305
	Old National Bancorp	33,500	692,780
	Olin Corp.	21,500	536,425
*	Olympic Steel, Inc.	14,200	361,248
*	OM Group, Inc.	31,900	1,016,972
*	Omega Protein Corp.	34,271	275,196
*	OMNI Energy Services Corp.	2,600	3,510
*	Omnicell, Inc.	20,200	131,300
* #	OmniVision Technologies, Inc.	34,900	705,329
*	OMNOVA Solutions, Inc.	10,300	48,513
*	On Assignment, Inc.	32,930	195,604
*	ON Semiconductor Corp.	143,300	650,582
*	One Price Clothing Stores, Inc.	143	1
* #	Oneida, Ltd.	11,800	30,680
*	Online Resources Corp.	19,300	174,086
*	Onyx Pharmaceuticals, Inc.	15,100	436,994
*	ONYX Software Corp.	18,300	54,900
*	Opent Technologies, Inc.	29,527	221,748
*	Openwave Systems, Inc.	34,900	445,324
*	Opinion Research Corp.	5,400	37,314
*	Opsware, Inc.	54,400	301,920
*	OPTi, Inc.	2,700	4,077
*	Optical Cable Corp.	6,400	31,360
*	Optical Communication Products, Inc.	46,683	84,963
*	Optical Sensors, Inc.	200	543
	Option Care, Inc.	23,275	449,906
*	OraSure Technologies, Inc.	37,300	249,910
*	Orbital Sciences Corp.	54,883	574,625
*	Orchid Biosciences, Inc.	23,160	309,418
*	Oregon Steel Mills, Inc.	36,300	1,056,693
*	Orleans Homebuilders, Inc.	21,600	423,360
*	Orphan Medical, Inc.	2,000	17,300
*	Orthologic Corp.	53,200	303,772
*	Oscient Pharmaceutical Corp.	89,810	302,660
	OshKosh B’Gosh, Inc. Class A	5,900	185,496
	Oshkosh Truck Corp. Class B	16,200	1,209,330
*	OSI Pharmaceuticals, Inc.	10,300	562,689
*	OSI Systems, Inc.	19,500	331,110
*	Osteotech, Inc.	23,900	99,185
	Otter Tail Corp.	10,100	255,328
	Outlook Group Corp.	400	3,504
*	Overland Storage, Inc.	20,262	299,878
	Overseas Shipholding Group, Inc.	12,000	781,440
* #	Overstock.com, Inc.	11,000	590,645
	Owens & Minor, Inc.	18,600	519,126
*	Owens-Illinois, Inc.	73,200	1,821,948
	Oxford Industries, Inc.	13,600	480,896
*	Oxigene, Inc.	3,300	17,490
*	OYO Geospace Corp.	5,300	109,657
*	P & F Industries, Inc. Class A	1,200	18,253
*	P.A.M. Transportation Services, Inc.	14,161	255,464

35

*	P.F. Chang’s China Bistro, Inc.	10,400	570,024
	Pacific Capital Bancorp	36,977	1,037,205
*	Pacific Mercantile Bancorp	4,200	63,084
*	Pacific Premier Bancorp, Inc.	4,020	48,787
*	Pacific Sunwear of California, Inc.	40,725	1,049,076
*	PacifiCare Health Systems, Inc.	31,300	1,986,924
	Packaging Dynamics Corp.	3,440	46,062
*	Packeteer, Inc.	26,100	412,902
*	Pac-West Telecomm, Inc.	1,900	2,907
*	Pain Therapeutics, Inc.	31,600	201,924
*	PainCare Holdings, Inc.	54,900	219,600
*	Palm Harbor Homes, Inc.	25,331	396,177
* #	PalmOne, Inc.	44,900	1,069,518
* #	PalmSource, Inc.	21,239	214,939
*	Palomar Medical Technologies, Inc.	9,100	262,626
*	Panavision, Inc.	700	4,218
* #	Panera Bread Co.	10,600	566,676
*	Pantry, Inc.	20,800	708,240
*	Papa John’s International, Inc.	14,000	481,460
*	Par Pharmaceutical Companies, Inc.	19,800	732,402
*	PAR Technology Corp.	700	10,290
*	Paradyne Networks Corp.	64,103	129,488
*	Paragon Technologies, Inc.	1,900	17,271
*	Parallel Petroleum Corp.	37,390	269,582
*	Parametric Technology Corp.	91,200	524,400
*	Parexel International Corp.	31,100	697,262
	Park Electrochemical Corp.	14,400	286,560
*	Parker Drilling Co.	111,600	659,556
* #	Parkervision, Inc.	18,113	186,745
*	Park-Ohio Holdings Corp.	6,400	171,712
	Parkvale Financial Corp.	1,200	35,484
*	Parlex Corp.	7,300	50,443
*	Parlux Fragrances, Inc.	4,000	99,280
	Partners Trust Financial Group, Inc.	4,719	52,570
*	Party City Corp.	24,900	310,005
* #	Path 1 Network Technologies, Inc.	5,400	29,052
*	Pathmark Stores, Inc.	39,300	195,321
	Patina Oil & Gas Corp.	31,562	1,270,686
*	Patriot Transportation Holding, Inc.	1,500	77,909
	Patterson-UTI Energy, Inc.	31,249	781,225
*	Paxar Corp.	38,231	895,752
*	Paxson Communications Corp.	26,200	30,916
*	Payless ShoeSource, Inc.	53,500	627,020
*	PC Connection, Inc.	35,083	269,087
*	PC Mall, Inc.	12,800	168,320
*	PC-Tel, Inc.	29,400	221,970
*	PDF Solutions, Inc.	31,799	430,876
*	PDI, Inc.	17,966	359,500
*	PEC Solutions, Inc.	27,900	321,408
*	Pediatric Services of America, Inc.	10,200	123,930
*	Pediatrix Medical Group, Inc.	17,600	1,206,128
*	Peerless Manufacturing Co.	900	12,681
*	Peerless Systems Corp.	15,100	25,368
*	Peet’s Coffee & Tea, Inc.	14,100	341,502
* #	Pegasus Communications Corp.	12,000	170,640

36

*	Pegasus Solutions, Inc.	29,900	356,408
*	Pegasystems, Inc.	42,310	252,591
*	Pemstar, Inc.	45,855	64,197
	Penford Corp.	500	7,220
	Penn Engineering & Manufacturing Corp. Non-Voting	7,500	136,875
*	Penn National Gaming, Inc.	19,800	1,195,128
*	Penn Treaty American Corp.	17,000	36,210
	Penn Virginia Corp.	10,020	489,377
	Pennfed Financial Services, Inc.	1,600	24,176
*	Penwest Pharmaceuticals Co.	24,204	266,244
	Peoples Community Bancorp	1,100	25,691
	Peoples Energy Corp.	10,400	444,912
	Peoples Holding Co.	1,350	43,011
	Pep Boys - Manny, Moe & Jack	55,600	1,005,248
*	Perceptron, Inc.	11,735	96,227
*	Performance Food Group Co.	33,300	903,762
*	Performance Technologies, Inc.	18,550	172,701
*	Pericom Semiconductor Corp.	35,306	313,164
*	Perini Corp.	34,000	542,640
*	Perot Systems Corp.	72,200	957,372
	Perrigo Co.	44,300	778,351
*	Perry Ellis International, Inc.	13,400	303,912
*	Per-Se Technologies, Inc.	20,833	314,995
*	Pervasive Software, Inc.	30,800	135,520
*	PetMed Express, Inc.	20,064	162,518
*	Petrocorp, Inc. Escrow Shares	5,200	312
*	Petroleum Development Corp.	20,400	894,336
	PETsMART, Inc.	33,900	1,033,950
	PFF Bancorp, Inc.	9,380	394,898
*	Pharmaceutical Products Development Service, Inc.	15,000	639,750
*	Pharmacopia Drug Discovery, Inc.	13,750	67,100
*	Pharmacyclics, Inc.	28,500	234,270
*	Philadelphia Consolidated Holding Corp.	16,699	1,268,790
	Phillips-Van Heusen Corp.	17,400	482,502
*	Phoenix Technologies, Ltd.	35,600	354,576
*	PhotoMedex, Inc.	22,000	55,000
*	Photon Dynamics, Inc.	19,400	451,050
*	Photronics, Inc.	31,595	587,035
*	Pico Holdings, Inc.	10,500	231,420
	Piedmont Natural Gas Co.	18,000	420,480
	Pier 1 Imports, Inc.	41,800	762,850
	Pilgrim’s Pride Corp.	26,000	987,480
	Pinnacle Bancshares, Inc.	100	1,522
*	Pinnacle Entertainment, Inc.	31,300	485,150
*	Pinnacle Financial Partners, Inc.	10,320	224,460
*	Pinnacle Systems, Inc.	76,900	329,132
*	Pioneer Drilling Co.	1,600	20,624
*	Piper Jaffray Companies, Inc.	15,900	628,845
*	Pixelworks, Inc.	36,300	345,576
*	Plains Exploration & Production Co.	65,371	2,223,268
*	Planar Systems, Inc.	20,200	162,812
	Plantronics, Inc.	7,600	276,944
*	PLATO Learning, Inc.	32,158	249,868

37

*	Playboy Enterprises, Inc. Class A	2,400	31,200
*	Playboy Enterprises, Inc. Class B	30,500	423,950
*	Playtex Products, Inc.	52,700	449,531
*	Plexus Corp.	45,300	480,180
*	Plug Power, Inc.	58,111	415,494
*	PLX Technology, Inc.	37,600	453,080
*	PMA Capital Corp. Class A	35,800	323,990
*	PMC-Sierra, Inc.	1,300	12,935
	PNM Resources, Inc.	21,750	570,720
	Pocahontas Bancorp, Inc.	1,600	25,408
	Pogo Producing Co.	6,800	330,548
	Polaris Industries, Inc.	10,600	739,774
*	Polycom, Inc.	38,100	616,839
	PolyMedica Corp.	16,500	568,095
*	PolyOne Corp.	3,200	29,120
*	Pomeroy IT Solutions, Inc.	17,600	262,064
	Pope & Talbot, Inc.	11,400	184,680
*	Portal Software, Inc.	44,748	123,504
*	Portfolio Recovery Associates, Inc.	13,100	494,394
*	Possis Medical, Inc.	23,200	218,544
	Potlatch Corp.	13,900	641,485
*	Powell Industries, Inc.	13,468	242,559
*	Power Intergrations, Inc.	32,635	693,167
	PowerCerv Corp.	288	72
*	Power-One, Inc.	42,041	244,679
*	Powerwave Technologies, Inc.	77,900	533,615
*	Pozen, Inc.	28,600	181,610
*	PRAECIS Pharmaceuticals, Inc.	3,437	4,846
	Precision Castparts Corp.	9,583	721,217
	Preformed Line Products Co.	600	20,334
*	Premier Financial Bancorp	100	1,171
*	Premiere Global Services, Inc.	41,900	426,542
#	Pre-Paid Legal Services, Inc.	10,300	360,500
	Presidential Life Corp.	20,175	312,914
*	Presstek, Inc.	37,700	334,399
*	PRG-Schultz International, Inc.	72,680	336,508
*	Price Communications Corp.	43,510	777,524
* #	Priceline.com, Inc.	19,284	433,311
*	PriceSmart, Inc.	25,850	202,923
*	Pride International, Inc.	37,000	910,940
*	PRIMEDIA, Inc.	86,574	347,162
*	Primus Telecommunications Group, Inc.	47,082	81,923
	Princeton National Bancorp, Inc.	1,400	42,560
*	Princeton Review, Inc.	10,800	58,320
	Printronix, Inc.	1,200	20,064
*	Priority Healthcare Corp.	26,368	603,300
*	Private Business, Inc.	454	1,022
	PrivateBancorp, Inc.	3,600	117,000
*	ProAssurance Corp.	23,000	931,500
*	Progenics Pharmaceuticals, Inc.	16,752	388,981
*	Progress Software Corp.	34,500	798,675
*	ProQuest Co.	13,300	486,115
	Prosperity Bancshares, Inc.	17,637	486,958
*	Protein Design Labs, Inc.	46,600	698,068
*	Provide Commerce	1,800	51,615

38

	Providence & Worcester Railroad Co.	1,900	26,410
	Provident Bancorp, Inc.	10,685	137,409
	Provident Bankshares Corp.	16,081	537,266
	Provident Financial Holdings, Inc.	1,350	37,962
	Provident Financial Services, Inc.	6,699	119,376
*	Province Healthcare Co.	36,600	844,728
*	ProxyMed, Inc.	5,582	48,396
*	PSB Bancorp, Inc.	500	6,900
*	PSS World Medical, Inc.	65,060	791,130
*	Psychiatric Solutions, Inc.	12,100	481,822
	Pulaski Financial Corp.	1,400	29,051
	Pulitzer, Inc.	3,900	248,352
*	PW Eagle, Inc.	4,200	12,776
	Pyramid Breweries, Inc.	5,400	9,828
	QAD, Inc.	21,600	168,912
*	QEP Co., Inc.	200	2,848
*	QLT, Inc.	10,700	149,479
*	QuadraMed Corp.	18,800	34,780
	Quaker Chemical Corp.	6,680	148,897
	Quaker Fabric Corp.	17,400	73,428
*	Quality Dining, Inc.	2,100	6,657
	Quality Systems, Inc.	4,100	330,050
	Quanex Corp.	11,950	703,258
*	Quanta Services, Inc.	95,700	751,245
*	Quantum Corp.	159,700	461,533
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	46,700	252,180
*	Quest Software, Inc.	74,000	1,004,180
*	QuickLogic Corp.	32,698	120,002
*	Quidel Corp.	46,800	206,388
* #	Quigley Corp.	10,200	85,476
*	Quiksilver, Inc.	34,500	1,089,855
*	Quinton Cardiology Systems, Inc.	18,491	180,102
*	Quipp, Inc.	2,507	32,578
	Quixote Corp.	4,600	82,018
*	Quovadx, Inc.	37,433	108,930
*	R&B, Inc.	3,700	100,821
*	R.H. Donnelley Corp.	11,200	683,200
*	Radiant Systems, Inc.	39,099	308,100
*	Radio One, Inc.	16,700	229,458
*	Radiologix, Inc.	30,000	140,700
*	RadiSys Corp.	22,011	335,228
*	RailAmerica, Inc.	44,600	537,876
*	Raindance Communictions, Inc.	72,106	167,286
	Ralcorp Holdings, Inc.	20,900	972,895
*	Rambus, Inc.	23,500	412,895
*	Ramtron International Corp.	19,500	79,950
	Range Resources Corp.	52,500	1,325,100
*	Rare Hospitality International, Inc.	21,150	618,849
	Raven Industries, Inc.	10,500	189,315
*	Rayovac Corp.	18,800	808,400
	Raytech Corp.	23,260	42,333
*	RC2 Corp.	24,100	745,413
*	RCM Technologies, Inc.	4,900	24,010
* #	RCN Corp.	43,600	872

39

	Reader’s Digest Association, Inc.	25,100	434,230
*	Reading International, Inc. Class A	560	4,306
*	Reading International, Inc. Class B	940	7,168
*	RealNetworks, Inc.	121,100	758,086
*	Red Hat, Inc.	67,300	771,258
*	Redback Networks, Inc.	54,636	363,329
* #	Redhook Ale Brewery, Inc.	5,500	20,075
	Redwood Empire Bancorp	1,575	44,384
	Reebok International, Ltd.	25,000	1,104,000
*	Refac	40	168
	Regal-Beloit Corp.	13,500	416,340
*	Regeneration Technologies, Inc.	37,248	400,044
*	Regeneron Pharmaceuticals, Inc.	58,500	357,435
*	Regent Communications, Inc.	61,361	309,259
	Regis Corp.	20,400	803,760
*	Register.com, Inc.	31,800	195,888
*	RehabCare Group, Inc.	19,700	565,390
*	Reliability, Inc.	1,000	435
	Reliance Steel & Aluminum Co.	15,400	703,780
*	Reliant Energy, Inc.	62,500	749,375
	Reliv International, Inc.	10,393	98,734
*	Remec, Inc.	68,662	430,511
*	RemedyTemp, Inc.	7,600	73,416
*	Remington Oil & Gas Corp.	23,500	783,020
	Renaissance Learning, Inc.	12,000	202,440
*	Renal Care Group, Inc.	7,050	277,770
*	Rent-A-Center, Inc.	20,250	525,488
* #	Rentech, Inc.	58,600	92,002
*	Rentrak Corp.	11,000	122,100
*	Rent-Way, Inc.	38,800	303,028
*	Repligen Corp.	39,700	71,857
*	Reptron Electronics, Inc.	58	339
	Republic Bancorp, Inc.	34,069	495,704
	Republic Bancorp, Inc. Class A	1,050	27,437
*	Republic First Bancorp, Inc.	2,750	40,260
*	Res-Care, Inc.	31,149	426,430
*	ResMed, Inc.	2,600	153,270
	Resource America, Inc.	14,600	576,700
*	Resources Connection, Inc.	8,600	427,936
*	Respironics, Inc.	11,817	682,432
*	Restoration Hardware, Inc.	46,200	245,322
*	Retail Ventures, Inc.	48,000	350,880
*	Retek, Inc.	60,900	512,169
*	Revlon, Inc.	94,872	230,539
*	Rewards Network, Inc.	34,800	185,832
*	Rex Stores Corp.	15,725	221,880
	Reynolds & Reynolds Co.	400	11,068
*	RF Micro Devices, Inc.	145,800	801,900
*	RF Monolithics, Inc.	10,200	71,400
	RGC Resources, Inc.	600	15,900
	Richardson Electronics, Ltd.	11,700	131,859
	Riggs National Corp.	14,814	286,651
*	Rimage Corp.	4,200	73,710
*	Rita Medical Systems, Inc.	52,000	175,760
*	Riverstone Networks, Inc.	90,600	89,694

40

	Riverview Bancorp, Inc.	900	19,205
*	Riviera Holdings Corp.	1,100	45,925
*	Riviera Tool Co.	200	256
	RLI Corp.	12,100	523,930
	Roanoke Electric Steel Corp.	800	21,192
	Robbins & Myers, Inc.	10,700	256,800
*	Rochester Medical Corp.	2,400	25,680
	Rock of Ages Corp.	1,600	11,360
*	Rockford Corp.	3,040	7,752
	Rock-Tenn Co. Class A	26,500	378,155
*	Rocky Shoes & Boots, Inc.	1,500	46,860
*	Rofin-Sinar Technologies, Inc.	18,100	663,365
*	Rogers Corp.	10,200	465,732
	Rollins, Inc.	27,300	696,696
	Roper Industries, Inc.	1,200	77,520
	Rowan Companies, Inc.	6,500	205,920
	Royal Bancshares of Pennsylvania, Inc. Class A	118	2,917
	Royal Gold, Inc.	12,600	222,138
*	Royale Energy, Inc.	2,974	24,298
	RPC, Inc.	8,800	229,680
*	RSA Security, Inc.	43,400	709,156
*	RTI International Metals, Inc.	26,100	707,310
*	RTW, Inc.	2,000	21,100
*	Rubio’s Restaurants, Inc.	12,948	147,737
	Ruby Tuesday, Inc.	23,700	573,066
	Ruddick Corp.	28,900	682,040
*	Rudolph Technologies, Inc.	20,100	368,634
*	Rush Enterprises, Inc. Class A	3,999	63,704
*	Rush Enterprises, Inc. Class B	2,900	47,966
	Russ Berrie & Co., Inc.	16,700	380,092
	Russell Corp.	23,900	432,351
*	Ryan’s Restaurant Group, Inc.	45,650	613,536
	Ryder System, Inc.	18,100	768,526
	Ryerson Tull, Inc.	17,000	243,950
	Ryland Group, Inc.	32,456	2,257,315
*	S&K Famous Brands, Inc.	900	15,759
	S&T Bancorp, Inc.	10,868	403,746
*	S1 Corp.	78,600	603,648
*	Saba Software, Inc.	14,300	76,934
*	Safeguard Scientifics, Inc.	111,200	176,808
*	SafeNet, Inc.	18,950	568,500
*	Safety Components International, Inc.	14	248
*	Saga Communications, Inc. Class A	19,275	308,978
	Saks, Inc.	36,600	555,954
*	Salem Communications Corp.	22,500	519,975
	Salisbury Bancorp, Inc.	200	8,370
* #	Salton, Inc.	15,800	44,556
*	San Filippo (John B.) & Son, Inc.	9,300	241,754
	Sanders Morris Harris Group, Inc.	14,100	240,828
	Sanderson Farms, Inc.	11,400	511,518
*	Sandisk Corp.	83,200	2,236,416
	Sandy Spring Bancorp, Inc.	10,250	336,303
*	Sangamo BioSciences, Inc.	31,800	164,088
*	Sapient Corp.	76,800	566,016
*	SatCon Technology Corp.	23,200	40,832

41

	Saucony, Inc. Class A	300	7,827
	Saucony, Inc. Class B	1,500	39,000
	Sauer-Danfoss, Inc.	16,000	342,400
*	Savient Pharmaceuticals, Inc.	38,100	109,347
	Saxon Capital, Inc.	12,500	224,500
*	SBA Communications Corp.	50,300	437,610
*	SBE, Inc.	100	305
*	SBS Technologies, Inc.	22,400	271,488
*	ScanSoft, Inc.	120,888	518,610
*	ScanSource, Inc.	9,200	577,300
	Schawk, Inc.	4,600	98,026
*	Scheid Vineyards, Inc.	2,700	16,497
*	Schein (Henry), Inc.	8,400	607,656
*	Schick Technologies, Inc.	500	8,875
*	Schieb (Earl), Inc.	100	305
	Schnitzer Steel Industries, Inc. Class A	13,250	538,215
*	Scholastic Corp.	29,479	1,045,915
*	School Specialty, Inc.	900	33,930
	Schulman (A.), Inc.	20,000	361,200
	Schweitzer-Maudoit International, Inc.	10,100	343,905
*	Sciclone Pharmaceuticals, Inc.	59,553	184,614
*	Scientific Games Corp.	41,800	1,075,096
*	Scientific Learning Corp.	4,300	25,370
*	SCM Microsystems, Inc.	20,028	77,108
	Scope Industries	400	28,000
*	Scotts Co. Class A	13,000	910,910
	SCP Pool Corp.	30,837	1,049,691
*	SCPIE Holdings, Inc.	900	9,873
*	SCS Transportation, Inc.	17,994	398,567
	Seaboard Corp.	270	288,900
*	Seabulk International, Inc.	23,933	430,555
*	Seachange International, Inc.	30,450	421,733
	Seacoast Banking Corp. of Florida	10,801	213,860
*	SEACOR Holdings, Inc.	14,700	925,365
*	Seattle Genetics, Inc.	60,500	304,315
*	Secure Computing Corp.	25,256	229,830
*	Security National Financial Corp. Class A	1,852	6,908
*	SeeBeyond Technology Corp.	71,000	269,800
*	Segue Software, Inc.	4,000	20,360
*	Select Comfort Corp.	13,500	278,100
*	Selectica, Inc.	38,991	124,771
	Selective Insurance Group, Inc.	11,000	506,110
	SEMCO Energy, Inc.	8,100	50,301
*	Semitool, Inc.	32,800	342,432
*	Semtech Corp.	45,277	885,618
*	Seneca Foods Corp. Class B	400	7,302
* #	Senesco Technologies, Inc.	11,300	37,290
	Sensient Technologies Corp.	21,500	469,560
*	Sequa Corp. Class A	3,400	197,064
*	Sequa Corp. Class B	1,600	94,000
*	Sequenom, Inc.	22,400	27,082
*	SeraCare Life Sciences, Inc.	880	11,880
*	Serena Software, Inc.	31,400	725,340
*	Serologicals Corp.	24,200	584,914
*	Service Corp. International	205,700	1,550,978

42

*	SFBC International, Inc.	14,250	619,163
*	Shared Technologies Cellular, Inc.	1,800	3
*	Sharper Image Corp.	16,700	259,518
*	Shaw Group, Inc.	51,000	1,060,800
*	Shiloh Industries, Inc.	21,398	352,425
*	Shoe Carnival, Inc.	18,334	297,928
*	Shoe Pavilion, Inc.	600	2,418
*	Sholodge, Inc.	2,100	8,610
*	ShopKo Stores, Inc.	35,500	621,605
* #	Shuffle Master, Inc.	19,575	641,277
*	Siebert Financial Corp.	8,500	28,424
*	Sierra Health Services, Inc.	19,600	1,206,576
*	Sierra Pacific Resources	93,600	934,128
*	SIFCO Industries, Inc.	100	486
* #	Sigma Designs, Inc.	17,800	206,213
	Silgan Holdings, Inc.	6,700	445,416
*	Silicon Image, Inc.	29,700	342,144
*	Silicon Laboratories, Inc.	7,000	245,700
*	Silicon Storage Technology, Inc.	72,800	336,336
*	Silicon Valley Bancshares	26,200	1,148,084
*	Siliconix, Inc.	18,300	519,171
	Simmons First National Corp. Class A	11,102	288,652
*	SimpleTech, Inc.	65,526	257,517
	Simpson Manufacturing Co., Inc.	28,800	994,464
	Sinclair Broadcast Group, Inc. Class A	25,100	193,270
*	Sipex Corp.	43,200	95,040
*	Sirenza Microdevices, Inc.	44,402	188,709
*	Sirna Therapeutics, Inc.	48,903	141,819
*	Sitel Corp.	98,600	180,438
*	Six Flags, Inc.	109,100	486,586
*	Skechers U.S.A., Inc. Class A	24,668	376,927
	Sky Financial Group, Inc.	1,638	45,569
	Skyline Corp.	3,800	145,730
	Skywest, Inc.	22,020	375,881
*	Skyworks Solutions, Inc.	117,500	853,050
*	SL Industries, Inc.	2,400	32,160
*	SM&A	18,300	146,400
*	Smart & Final Food, Inc.	36,800	478,400
*	Smith & Wesson Holding Corp.	20,000	52,000
*	Smith & Wollensky Restaurant Group, Inc.	7,100	34,932
	Smith (A.O.) Corp.	10,000	262,800
	Smith (A.O.) Corp. Convertible Class A	200	5,256
*	Smithfield Foods, Inc.	3,600	122,580
*	Smithway Motor Xpress Corp. Class A	700	4,245
*	Sola International, Inc.	31,000	862,420
*	Somera Communications, Inc.	9,700	15,035
* #	Sonesta International Hotels Corp. Class A	800	22,160
	Sonic Automotive, Inc.	18,100	401,639
*	Sonic Corp.	29,562	995,944
* #	Sonic Foundry, Inc.	6,625	9,341
*	Sonic Innovations, Inc.	29,635	141,952
*	Sonic Solutions, Inc.	19,600	306,544
*	SonicWALL, Inc.	83,855	518,224
*	SonoSite, Inc.	14,700	401,016
*	Sonus Networks, Inc.	42,900	226,083

43

*	Sonus Pharmaceuticals, Inc.	27,600	115,616
*	Sotheby’s Holdings, Inc. Class A	12,700	226,314
	Sound Federal Bancorp, Inc.	5,458	84,872
*	Source Interlink Companies, Inc.	31,357	357,470
*	SOURCECORP, Inc.	18,200	380,016
	South Financial Group, Inc.	17,434	535,224
	South Jersey Industries, Inc.	6,058	338,460
*	Southern Energy Homes, Inc.	5,200	29,120
	Southern Missouri Bancorp, Inc.	400	6,824
*	Southern Union Co.	53,058	1,345,566
*	Southwall Technologies, Inc.	800	1,024
	Southwest Bancorp, Inc.	9,922	192,983
	Southwest Bancorporation of Texas, Inc.	52,700	1,003,935
	Southwest Gas Corp.	12,600	316,008
	Southwest Georgia Financial Corp.	1,320	30,558
	Southwest Water Co.	12,791	145,817
*	Southwestern Energy Co.	25,400	1,549,400
*	Spacehab, Inc.	8,736	13,550
	Span-American Medical System, Inc.	200	2,162
*	Spanish Broadcasting System, Inc.	28,712	288,556
*	SPAR Group, Inc.	2,372	2,301
	Spartan Motors, Inc.	11,000	115,500
*	Spartan Stores, Inc.	27,120	274,726
	Spartech Corp.	15,600	342,732
*	Sparton Corp.	3,704	36,299
*	Specialty Laboratories, Inc.	33,200	316,064
	SpectraLink Corp.	11,200	170,352
*	Spectranetics Corp.	22,000	128,480
*	Spectrum Control, Inc.	5,700	42,522
* #	Spectrum Pharmaceuticals, Inc.	15,500	101,060
	Speedway Motorsports, Inc.	23,700	881,640
*	Spherion Corp.	69,400	541,320
* #	Spherix, Inc.	5,300	17,490
*	Spinnaker Exploration Co.	26,500	950,290
*	Spire Corp.	3,100	14,973
*	Sport Chalet, Inc.	2,300	31,786
*	Sport-Haley, Inc.	600	2,550
*	Sportsman’s Guide, Inc.	5,350	129,679
*	SPSS, Inc.	14,650	284,210
* #	SR Telecom, Inc.	7	5
*	SRA International, Inc.	4,417	268,686
*	SRI/Surgical Express, Inc.	1,800	8,622
*	SRS Labs, Inc.	21,100	105,922
	SS&C Technologies, Inc.	16,800	405,216
	St. Mary Land & Exploration Co.	63,300	3,220,704
*	Staar Surgical Co.	27,479	176,415
*	Stage Stores, Inc.	13,700	528,272
*	Staktek Holdings, Inc.	7,004	25,775
*	Stamps.com, Inc.	24,625	449,874
	Standard Commercial Corp.	8,600	162,540
*	Standard Management Corp.	2,900	10,121
*	Standard Microsystems Corp.	21,700	380,401
	Standard Motor Products, Inc.	12,600	145,656
	Standard Pacific Corp.	15,000	1,200,000
	Standard Register Co.	19,200	260,928

44

	Standex International Corp.	9,900	286,209
	Stanley Furniture, Inc.	3,900	182,793
*	Star Scientific, Inc.	40,317	232,226
	StarTek, Inc.	3,600	64,980
	State Auto Financial Corp.	21,800	608,874
	State Financial Services Corp. Class A	4,000	122,320
	Station Casinos, Inc.	26,350	1,605,769
* #	STATS ChipPAC, Ltd.	10,636	64,773
*	Steak n Shake Co.	32,582	623,294
	Steel Dynamics, Inc.	36,800	1,639,072
	Steel Technologies, Inc.	9,100	280,553
* #	SteelCloud, Inc.	2,200	6,600
*	Stein Mart, Inc.	39,318	818,208
*	Steinway Musical Instruments, Inc.	10,800	292,464
*	Stellent, Inc.	37,866	340,415
	Stepan Co.	200	4,740
	Stephan Co.	900	4,068
*	Stericycle, Inc.	14,800	680,504
*	Steris Corp.	52,100	1,289,475
	Sterling Bancorp	12,343	305,613
	Sterling Bancshares, Inc.	31,950	466,151
*	Sterling Construction Co., Inc.	7,400	50,690
*	Sterling Financial Corp.	18,390	701,027
	Stewart & Stevenson Services, Inc.	23,200	496,944
*	Stewart Enterprises, Inc.	112,300	711,982
	Stewart Information Services Corp.	13,400	535,866
*	Stifel Financial Corp.	13,100	281,650
*	Stillwater Mining Co.	71,400	812,532
*	Stone Energy Corp.	27,384	1,375,498
*	Stonepath Group, Inc.	23,600	24,072
*	Stoneridge, Inc.	27,100	327,097
*	Storage Technology Corp.	2,400	76,320
*	Stratagene Corp.	2,093	14,128
*	Stratasys, Inc.	8,700	251,952
*	Strategic Diagnostics, Inc.	26,900	81,776
*	Strategic Distribution, Inc.	800	10,792
*	Stratex Networks, Inc.	120,448	254,145
*	Stratos International, Inc.	19,467	87,991
*	Strattec Security Corp.	3,400	189,278
*	Stratus Properties, Inc.	2,150	35,026
	Strayer Education, Inc.	7,700	814,429
	Stride Rite Corp.	29,600	384,800
	Sturm Ruger & Co., Inc.	21,900	173,229
*	Suburban Lodges of America, Inc. Escrow Shares	4,100	0
	Summa Industries, Inc.	3,100	28,427
	Summit Bancshares, Inc.	200	3,762
*	SumTotal Systems, Inc.	23,284	131,555
*	Sun Bancorp, Inc.	20,160	493,920
*	Sun Healthcare Group, Inc.	13,500	92,070
*	Sunair Electronics, Inc.	300	4,080
*	Suncoast Naturals, Inc.	442	62
*	Sunrise Senior Living, Inc.	16,900	801,060
	Sunrise Telecom, Inc.	16,400	45,592
*	SuperGen, Inc.	56,465	283,454
*	Superior Energy Services, Inc.	58,300	1,118,194

45

*	Superior Essex, Inc.	2,600	45,500
#	Superior Industries International, Inc.	7,100	188,008
	Superior Uniform Group, Inc.	700	9,926
*	Supertex, Inc.	17,712	343,081
*	SupportSoft, Inc.	56,009	331,013
	Supreme Industries, Inc.	4,110	27,701
	SureWest Communications	8,500	189,890
* #	SurModics, Inc.	13,500	434,025
	Susquehanna Bancshares, Inc.	18,854	464,563
*	SVB Financial Services, Inc.	231	4,759
*	Swift Energy Corp.	30,700	834,733
*	Swift Transportation Co., Inc.	53,750	1,274,950
	SWS Group, Inc.	12,698	229,326
*	Sybase, Inc.	61,600	1,160,544
*	Sybron Dental Specialties, Inc.	20,200	721,544
*	Sycamore Networks, Inc.	202,500	726,975
*	Sykes Enterprises, Inc.	46,885	359,608
*	Symmetricom, Inc.	54,475	577,435
*	Syms Corp.	16,800	227,640
*	Symyx Technologies	12,781	356,462
*	Synalloy Corp.	200	2,008
*	Synaptics, Inc.	16,300	389,407
	Synergy Financial Group, Inc.	7,400	94,868
*	Synovis Life Technologies, Inc.	16,800	180,936
*	Synplicity, Inc.	29,060	178,428
	Syntel, Inc.	21,179	402,613
*	Synthetech, Inc.	11,500	7,935
*	Syntroleum Corp.	44,683	510,950
	Sypris Solutions, Inc.	14,668	162,961
*	Systemax, Inc.	41,800	261,250
*	Tag-It Pacific, Inc.	26,100	123,975
*	Take-Two Interactive Software, Inc.	28,800	1,056,096
	Talbots, Inc.	25,400	707,898
*	TALK America Holdings, Inc.	34,800	214,020
	TALX Corp.	16,164	332,170
	Tandy Brand Accessories, Inc.	2,500	33,825
*	Tanox, Inc.	45,400	505,302
*	Tarrant Apparel Group	14,100	23,406
	Tasty Baking Co.	7,900	62,252
	TB Wood’s Corp.	4,700	29,469
*	TBC Corp.	26,700	799,131
*	Team, Inc.	3,000	50,250
*	TeamStaff, Inc.	11,000	18,040
	Teche Holding Co.	400	14,732
*	Techne Corp.	14,000	477,260
	Technical Olympic USA, Inc.	25,193	763,852
*	Technitrol, Inc.	29,600	525,400
	Technology Research Corp.	2,900	17,870
*	TechTeam Global, Inc.	11,200	122,640
	Tecumseh Products Co. Class A	4,029	165,390
*	Tejon Ranch Co.	7,100	349,675
*	Tekelec	38,900	660,522
	Tektronix, Inc.	7,302	211,174
*	TeleCommunication Systems, Inc.	38,100	97,155
*	Teledyne Technologies, Inc.	22,900	700,282

46

*	Teleglobe International Holdings, Ltd.	3,050	15,250
*	TeleTech Holdings, Inc.	67,185	769,268
*	Telik, Inc.	12,400	234,112
*	Telkonet, Inc.	29,100	154,230
*	Tellabs, Inc.	2,318	16,435
*	Telular Corp.	19,138	104,876
*	TenFold Corp.	800	328
	Tennant Co.	7,600	298,680
*	Tenneco Automotive, Inc.	48,700	739,753
*	Terayon Communication Systems, Inc.	91,100	311,562
*	Terex Corp.	40,708	1,840,002
* #	Terra Industries, Inc.	82,600	675,668
*	Tesoro Petroleum Corp.	51,700	1,909,281
*	Tessco Technologies, Inc.	1,200	18,432
*	Teton Petroleum Co.	300	1,143
*	Tetra Tech, Inc.	43,913	728,078
*	TETRA Technologies, Inc.	24,550	768,661
	Texas Industries, Inc.	13,300	887,110
	Texas Regional Banchshares, Inc. Class A	22,367	666,760
	Texas United Bancshares, Inc.	575	10,925
	TF Financial Corp.	400	12,644
*	The Banc Corp.	24,400	243,268
	The Brink’s Co.	23,518	815,134
*	The Children’s Place Retail Stores, Inc.	26,800	1,071,732
*	The Dress Barn, Inc.	35,800	675,546
*	The Geo Group, Inc.	19,200	551,232
*	The Lamson & Sessions Co.	20,100	193,563
	The Manitowoc Co., Inc.	12,700	523,240
	The Marcus Corp.	14,300	333,476
*	The Medicines Co.	23,500	547,550
*	The Mens Warehouse, Inc.	28,401	998,863
*	The Mosaic Co.	69,368	1,141,797
	The Neiman Marcus Group, Inc.	6,400	462,080
	The Phoenix Companies, Inc.	35,100	449,982
*	The Sports Authority, Inc.	26,739	654,838
	The Topps Co., Inc.	36,100	339,701
*	Theragenics Corp.	42,200	140,948
*	Therma-Wave, Inc.	39,900	115,710
*	Thermo Electron Corp.	2,925	80,321
*	TheStreet.com, Inc.	28,100	123,640
*	Third Wave Technologies, Inc.	42,362	289,332
*	Thomas & Betts Corp.	43,700	1,358,196
	Thomas Industries, Inc.	11,200	448,896
	Thor Industries, Inc.	32,800	1,167,680
*	Thoratec Corp.	58,395	686,141
*	THQ, Inc.	30,150	824,301
*	Three-Five Systems, Inc.	12,700	15,748
*	TIBCO Software, Inc.	152,200	1,485,472
*	Tier Technologies, Inc. Class B	27,401	183,039
	TierOne Corp.	15,246	378,253
*	TII Network Technologies, Inc.	1,800	2,970
	Timberland Bancorp, Inc.	1,500	34,950
*	Timberland Co. Class A	2,100	146,244
*	Time Warner Telecom, Inc.	55,800	224,874
*	Tipperary Corp.	4,600	18,032

47

*	Titan Corp.	37,510	622,666
*	Titan Pharmaceuticals, Inc.	43,378	104,107
*	Titanium Metals Corp.	7,500	285,600
* #	TiVo, Inc.	45,700	183,257
	Todd Shipyards Corp.	2,050	39,463
*	Todhunter International, Inc.	200	2,510
*	Tofutti Brands, Inc.	800	2,560
*	Tollgrade Communications, Inc.	18,698	167,534
*	Too, Inc.	34,400	913,664
	Tootsie Roll Industries, Inc.	14,200	426,000
*	Toreador Resources Corp.	3,200	77,824
	Toro Co.	17,600	1,526,096
*	Total Entertainment Restaurant Corp.	14,455	156,692
* #	Tower Automotive, Inc.	64,800	16,362
*	Tractor Supply Co.	23,600	1,005,124
*	Tradestation Group, Inc.	37,500	252,000
	Traffix, Inc.	8,500	50,490
*	Trammell Crow Co.	41,500	803,025
*	Trans World Entertainment Corp.	40,400	566,812
*	Transact Technologies, Inc.	2,550	45,365
*	Transaction Systems Architects, Inc.	17,900	418,502
*	Transcat, Inc.	300	1,182
*	Transgenomic, Inc.	9,150	8,601
*	Transkaryotic Therapies, Inc.	35,557	819,233
*	Transmeta Corp.	65	68
*	TransMontaigne, Inc.	53,376	409,394
*	Transport Corp. of America	3,000	27,300
*	Transpro, Inc.	8,200	53,628
*	Transtechnology Corp.	2,700	16,511
* #	Transwitch Corp.	27,552	35,542
*	TRC Companies, Inc.	18,700	303,688
	Tredegar Industries, Inc.	22,600	390,980
* #	Trestle Holdings, Inc.	80	264
*	Trex Co., Inc.	10,400	473,304
*	Triad Guaranty, Inc.	11,100	583,083
*	Triad Hospitals, Inc.	3,596	157,037
	Triarc Companies, Inc. Class A	15,000	233,700
	Triarc Companies, Inc. Class B	25,000	375,000
	Trico Bancshares	2,400	48,288
*	Trico Marine Services, Inc.	1,897	564
*	Trident Microsystems, Inc.	27,750	513,098
*	Trimble Navigation, Ltd.	28,900	1,040,978
*	Trimeris, Inc.	16,109	205,873
	Trinity Industries, Inc.	20,100	578,880
*	TriPath Imaging, Inc.	31,000	233,120
* #	Tripath Technology, Inc.	2,500	2,950
*	Tripos, Inc.	8,734	44,369
*	Triquint Semiconductor, Inc.	121,433	418,944
*	Triton PCS Holdings, Inc.	57,800	205,190
*	Triumph Group, Inc.	14,800	550,116
* #	Tri-Valley Corp.	15,700	230,476
*	TriZetto Group, Inc.	47,800	424,942
* #	Tropical Sportswear International Corp.	8,424	274
	Troy Group, Inc.	6,957	15,897
* #	Trump Hotels & Casino Resorts, Inc.	1,200	1,740

48

	TrustCo Bank Corp. NY	15,660	188,077
	Trustmark Corp.	19,434	534,824
	TSR, Inc.	1,000	7,800
*	TTM Technologies, Inc.	49,040	528,161
*	Tuesday Morning Corp.	12,500	391,875
*	Tufco Technologies, Inc.	1,800	11,999
*	Tumbleweed Communications Corp.	68,111	177,089
	Tupperware Corp.	16,000	327,840
*	TurboChef Technologies, Inc.	8,866	146,200
*	Tut Systems, Inc.	23,500	89,300
*	Tweeter Home Entertainment Group, Inc.	34,600	200,334
*	Tyler Technologies, Inc.	49,000	344,960
*	U.S. Concrete, Inc.	39,815	248,844
*	U.S. Energy Corp. Wyoming	5,600	23,856
*	U.S. Physical Therapy, Inc.	16,400	224,188
*	U.S. Xpress Enterprises, Inc. Class A	3,300	87,747
*	UbiquiTel, Inc.	57,100	427,108
	UCBH Holdings, Inc.	15,800	653,962
	UGI Corp.	13,000	581,750
	UICI	39,400	1,080,348
	UIL Holdings Corp.	5,089	254,959
*	Ulticom, Inc.	48,964	686,965
*	Ultimate Software Group, Inc.	15,300	205,938
*	Ultralife Batteries, Inc.	4,000	67,520
*	Ultratech, Inc.	27,900	442,773
	UMB Financial Corp.	7,705	434,100
	Umpqua Holdings Corp.	26,965	644,733
*	Unico American Corp.	1,200	10,992
*	Unifi, Inc.	71,400	299,166
	Unifirst Corp.	7,500	304,350
	Union Community Bancorp	400	7,400
	Unisource Energy Corp.	13,000	392,990
*	Unit Corp.	35,000	1,602,300
*	United America Idemnity, Ltd.	6,536	119,282
	United Auto Group, Inc.	32,710	911,955
	United Bankshares, Inc.	21,007	715,919
	United Community Banks, Inc.	16,373	407,688
	United Community Financial Corp.	20,700	231,840
	United Financial Corp.	165	3,968
*	United Financial Mortgage Corp.	6,800	32,640
	United Fire & Casualty Co.	600	19,062
	United Industrial Corp.	7,600	250,800
*	United Natural Foods, Inc.	22,000	685,740
*	United Online, Inc.	36,741	398,640
*	United PanAm Financial Corp.	6,500	126,425
*	United Rentals, Inc.	62,900	1,190,068
*	United Retail Group, Inc.	14,628	95,813
*	United Stationers, Inc.	33,066	1,454,243
*	United Surgical Partners International, Inc.	22,200	911,532
*	United Therapeutics Corp.	18,100	822,283
	United-Guardian, Inc.	900	6,984
	Unity Bancorp, Inc.	2,535	30,420
*	Universal American Financial Corp.	59,200	931,216
*	Universal Compression Holdings, Inc.	24,800	942,400
	Universal Corp.	10,800	542,160

49

*	Universal Display Corp.	31,928	241,376
*	Universal Electronics, Inc.	19,600	333,592
	Universal Forest Products, Inc.	13,700	536,355
*	Universal Stainless & Alloy Products, Inc.	5,100	91,800
	Unizan Financial Corp.	10,573	250,051
*	Unova, Inc.	55,900	1,301,352
*	UQM Technologies, Inc.	18,400	76,728
*	Urban Outfitters, Inc.	31,800	1,322,562
*	Urologix, Inc.	21,712	127,232
*	URS Corp.	33,900	977,676
* #	US Airways Group, Inc. Class A	31,500	33,233
*	US LEC Corp.	30,400	92,720
*	USA Mobility, Inc.	21,000	824,040
*	USA Truck, Inc.	1,300	26,013
* #	USANA Health Services, Inc.	11,700	520,884
	USB Holding Co., Inc.	4,074	91,095
* #	USDATA Corp.	360	13
	USEC, Inc.	29,463	436,052
	USF Corp.	12,800	611,840
	Utah Medical Products, Inc.	2,000	44,440
*	VA Software Corp.	56,397	105,462
*	Vail Resorts, Inc.	30,750	748,455
*	Valassis Communications, Inc.	16,300	609,783
	Valeant Pharmaceuticals International	30,600	742,050
	Valhi, Inc.	16,900	262,457
	Valley National Gases, Inc.	1,100	16,236
	Valmont Industries, Inc.	19,200	483,840
*	Valpey Fisher Corp.	1,300	5,395
*	ValueClick, Inc.	77,258	977,314
*	ValueVision Media, Inc. Class A	44,702	581,126
*	Varco International, Inc.	8,331	314,162
*	Varian Semiconductor Equipment Associates, Inc.	30,800	1,227,072
*	Varian, Inc.	22,100	942,565
*	Varsity Group, Inc.	3,000	21,450
*	Vascular Solutions, Inc.	12,500	115,000
*	Vaxgen, Inc.	15,000	211,500
*	VCA Antech, Inc.	20,900	419,672
	Vector Group, Ltd.	5,735	95,775
*	Veeco Instruments, Inc.	35,000	523,600
*	VendingData Corp.	8,000	15,200
*	Ventana Medical Systems, Inc.	7,200	484,056
*	Ventiv Health, Inc.	20,800	496,080
* #	Verilink Corp.	26,800	78,283
*	Verint Systems, Inc.	1,600	63,144
*	Veritas DGC, Inc.	36,100	979,032
*	Verity, Inc.	39,990	473,882
*	Vermont Pure Holdings, Ltd.	2,600	6,500
*	Versar, Inc.	5,600	22,008
*	Verso Technologies, Inc.	1,048	409
*	Vertex Pharmaceuticals, Inc.	37,900	437,366
*	Vertrue, Inc.	7,600	295,564
	Vesta Insurance Group, Inc.	33,300	113,220
*	Vestin Group, Inc.	1,550	4,805
	Viad Corp.	20,000	540,000
*	Viasat, Inc.	28,500	566,580

50

*	Viasys Healthcare, Inc.	460	9,517
*	Vical, Inc.	31,368	179,739
*	Vicon Industries, Inc.	2,000	8,460
	Vicor Corp.	23,400	265,590
*	Vicuron Pharmaceuticals, Inc.	17,900	310,565
#	Video Display Corp.	2,680	40,975
*	Viewpoint Corp.	45,946	129,568
*	Vignette Corp.	53,300	63,427
*	Viisage Technology, Inc.	55,600	322,480
	Village Super Market, Inc.	700	29,400
	Vintage Petroleum, Inc.	52,700	1,564,663
*	Virage Logic Corp.	25,500	337,365
*	Virbac Corp.	9,500	33,725
*	Virologic, Inc.	92,537	219,313
* #	ViroPharma, Inc.	24,400	55,388
	Visteon Corp.	61,000	409,310
*	Visual Networks, Inc.	17,700	69,207
*	VISX, Inc.	52,700	1,273,232
*	Vita Food Products, Inc.	1,600	4,976
*	Vital Images, Inc.	14,350	211,376
	Vital Signs, Inc.	10,600	435,448
*	Vitesse Semiconductor, Inc.	160,700	490,135
*	Vitria Technology, Inc.	46,060	158,907
*	Vivus, Inc.	40,900	162,782
*	VL Dissolution Corp.	1,011	0
*	Volt Information Sciences, Inc.	18,200	529,984
	Vulcan International Corp.	200	9,530
*	Vyyo, Inc.	19,941	163,915
*	W-H Energy Services, Inc.	34,000	897,600
*	Wabash National Corp.	23,200	625,704
	Wabtec Corp.	23,194	427,002
#	Walter Industries, Inc.	36,400	1,396,668
*	Warnaco Group, Inc.	35,319	844,830
	Washington Banking Co.	1,012	18,601
*	Washington Group International, Inc.	18,400	805,000
	Washington Savings Bank FSB	500	7,140
	Washington Trust Bancorp, Inc.	9,454	266,508
*	Waste Connections, Inc.	37,400	1,274,592
	Waste Industries USA, Inc.	14,400	205,200
*	WatchGuard Technologies, Inc.	41,465	150,518
*	Water Pik Technologies, Inc.	6,500	122,395
	Watsco, Inc. Class A	19,400	740,304
	Watson Wyatt & Co. Holdings	13,700	374,832
	Watts Water Technologies, Inc.	13,200	438,900
	Wausau-Mosinee Paper Corp.	38,500	580,580
*	WCI Communities, Inc.	35,100	1,217,970
	WD-40 Co.	9,400	307,944
*	Webco Industries, Inc.	200	1,700
*	WebEx Communications, Inc.	19,700	460,389
*	WebMD Corp.	6,500	49,010
*	webMethods, Inc.	61,700	386,859
*	Websense, Inc.	13,400	801,990
	Webster Financial Corp.	3,036	132,977
*	Weider Nutrition International, Inc.	3,900	18,525
	Weis Markets, Inc.	12,793	475,644

51

	Wellco Enterprises, Inc.	200	3,170
	Wellman, Inc.	22,400	306,880
*	Wells-Gardner Electronics Corp.	5,593	31,041
	Werner Enterprises, Inc.	32,732	700,465
	Wesbanco, Inc.	13,200	354,948
*	WESCO International, Inc.	36,214	1,301,169
	West Bancorporation	11,271	200,173
	West Coast Bancorp	10,760	264,696
*	West Corp.	1,900	64,049
*	West Marine, Inc.	25,024	605,080
	West Pharmaceutical Services, Inc.	17,600	452,320
*	Westaff, Inc.	10,800	58,644
	Westar Energy, Inc.	17,200	395,256
	Westbank Corp.	661	12,097
*	Westcoast Hospitality Corp.	2,200	14,850
	Westcorp, Inc.	13,560	613,590
*	Westell Technologies, Inc.	45,400	285,112
*	Western Digital Corp.	55,100	620,426
	Western Gas Resources, Inc.	16,000	592,000
*	Western Wireless Corp.	22,000	864,600
*	Westmoreland Coal Co.	3,000	99,000
	Westwood Holdings Group, Inc.	1,603	31,259
*	Wet Seal, Inc. Class A	2,800	8,176
*	WFS Financial, Inc.	23,600	1,187,316
	WGL Holdings, Inc.	16,900	518,830
*	White Electronics Designs Corp.	33,081	166,728
*	Whitehall Jewelers, Inc.	18,800	132,540
*	Whiting Petroleum Corp.	2,164	91,537
* #	WHX Corp.	900	702
*	Wickes, Inc.	1,800	1
*	Wild Oats Markets, Inc.	37,300	240,585
	Wiley (John) & Sons, Inc. Class A	900	31,275
*	William Lyon Homes, Inc.	10,900	968,356
*	Williams Industries, Inc.	1,500	5,475
*	Willis Lease Finance Corp.	4,900	41,405
	Willow Grove Bancorp, Inc.	5,100	87,006
*	Wilshire Enterprises, Inc.	800	7,320
*	Wilson Greatbatch Technologies, Inc.	25,100	440,003
*	Wilsons The Leather Experts, Inc.	45,750	146,858
*	Wind River Systems, Inc.	72,187	971,637
* #	Winn-Dixie Stores, Inc.	153,600	98,304
	Winnebago Industries, Inc.	20,600	728,210
	Wintrust Financial Corp.	10,850	582,211
*	Wireless Facilities, Inc.	74,604	526,704
	Wireless Telecom Group, Inc.	8,300	23,157
*	Witness Systems, Inc.	28,400	531,364
*	WJ Communications, Inc.	54,607	154,538
* #	WMS Industries, Inc.	24,900	746,751
*	Wolverine Tube, Inc.	21,500	213,925
	Wolverine World Wide, Inc.	31,200	694,200
	Woodhead Industries, Inc.	5,400	75,384
	Woodward Governor Co.	5,500	402,545
*	World Acceptance Corp.	19,900	543,270
	World Fuel Services Corp.	17,800	509,970
	World Wrestling Federation Entertainment, Inc.	10,200	129,132

52

*	Worldwide Restaurant Concepts, Inc.	38,700	203,175
	Worthington Industries, Inc.	16,900	354,055
*	WQN, Inc.	2,300	5,129
*	Wright Medical Group, Inc.	20,500	522,545
	WSI Industries, Inc.	100	270
	WVS Financial Corp.	500	8,375
	X-Rite, Inc.	13,000	210,210
*	Xanser Corp.	12,100	40,293
*	Xeta Corp.	1,761	5,776
*	Yankee Candle Co., Inc.	17,700	547,992
	Yardville National Bancorp	7,100	227,484
*	Yellow Roadway Corp.	26,367	1,522,694
	York International Corp.	18,900	730,863
*	Young Broadcasting, Inc. Class A	16,200	144,828
	Young Innovations, Inc.	4,500	160,155
*	Zapata Corp.	600	42,600
	Zenith National Insurance Corp.	2,500	126,575
*	Zevex International, Inc.	600	2,460
*	Zhone Technologies, Inc.	101,454	272,911
*	Zila, Inc.	51,450	213,003
*	Zix Corp.	25,789	76,593
*	Zoll Medical Corp.	11,400	344,964
* #	Zoltek Companies, Inc.	22,500	306,000
*	Zomax, Inc.	45,903	195,088
*	Zoran Corp.	43,733	468,380
*	Zygo Corp.	25,280	329,398
*	Zymogenetics, Inc.	27,200	536,656
TOTAL COMMON STOCKS (Cost $617,102,370)			1,001,020,804

RIGHTS/WARRANTS — (0.0%)
*	A IntelliCheck, Inc. Rights 06/30/05	60	0
*	Anacomp, Inc. Class B Warrants 12/10/06	0	0
* #	Angeion Corp. Warrants 10/31/07	25	0
*	Chart Industries, Inc. Warrants 09/15/10	6	104
*	Chiquita Brands International, Inc. Warrants 03/19/09	463	2,954
*	Del Global Technologies Corp. Warrants 03/28/08	442	442
*	Foster Wheelers, Ltd. Warrants 09/24/07	1,200	0
*	Lodgian, Inc. Class A Warrants 11/25/07	96	5
*	Lodgian, Inc. Class B Warrants 11/25/09	295	9
*	Magnum Hunter Resources, Inc. Warrants 03/21/05	4,000	7,360
*	Optical Cable Corp. Warrants 10/24/07	4,294	0
*	Timco Aviation Services, Inc. Warrants 02/27/07	1,484	0
*	Virologic, Inc. Contingent Value Rights	69,238	18,694
TOTAL RIGHTS/WARRANTS (Cost $37,292)			29,568

53

	Face Amount
	(000)

BONDS — (0.0%)
* Del Global Technologies Corp. Subordinated Promissory Note
* 6.000%, 03/28/07	$1	0
* Timco Aviation Services, Inc. Jr. Subordinated Note
* 8.000%, 01/02/07	0	46
TOTAL BONDS (Cost $0)		46

TEMPORARY CASH INVESTMENTS — (4.3%)

Repurchase Agreement, Merrill Lynch Triparty Repo 2.58%, 03/01/05 (Collateralized by $66,730,000 U.S. Treasury Bill 8.125%, 05/15/21, valued at $30,730,500) to be repurchased at $30,129,057 (Cost $30,126,898)	30,127	30,126,898

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $15,292,000 FHLMC Notes 4.00%, 09/22/09, valued at $15,245,805) to be repurchased at $15,198,000 (Cost $15,197,000)	15,197	15,197,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $45,323,898)		45,323,898

TOTAL INVESTMENTS - (100.0%) (Cost $662,463,560)††		$1,046,374,316

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $663,676,707.

54

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

UNITED KINGDOM — (18.7%)
COMMON STOCKS — (18.7%)
	Aggregate Industries P.L.C.	760,125	$2,034,548
	Alliance & Leicester P.L.C.	79,000	1,359,817
	Allied Domecq P.L.C.	80,900	807,833
	Amvescap P.L.C.	167,100	1,095,263
*	Anglo America P.L.C.	84,800	2,114,090
	Arriva P.L.C.	107,620	1,127,915
	Associated British Foods P.L.C.	412,413	6,103,948
	Associated British Ports Holdings P.L.C.	187,900	1,720,986
	Aviva P.L.C.	1,192,289	14,850,609
	BAA P.L.C.	640,043	7,479,980
	BAE Systems P.L.C.	1,664,136	8,188,729
	Banco Santander Central Hispano SA	715,100	8,858,852
	Barratt Developments P.L.C.	122,817	1,589,951
	BBA Group P.L.C.	260,385	1,546,544
	Bellway P.L.C.	57,000	964,699
	BG Group P.L.C.	558,000	4,378,730
	Bovis Homes Group P.L.C.	66,000	863,930
	BPB P.L.C.	88,200	854,450
	Bradford & Bingley P.L.C.	62,140	385,799
	Brambles Industries P.L.C.	394,000	2,309,850
	Britannic P.L.C.	101,500	939,399
*	British Airways P.L.C.	573,000	2,946,227
	British Land Co. P.L.C.	285,776	4,735,008
	British Vita P.L.C.	115,600	755,483
	Brixton P.L.C.	139,200	917,074
	Cable and Wireless P.L.C.	243,637	600,604
	Carnival P.L.C.	13,266	762,428
	Carphone Warehouse Group P.L.C.	100,000	319,077
*	Chorion P.L.C.	38	202
*	Colt Telecom Group P.L.C.	856,000	909,063
*	Corus Group P.L.C.	2,532,150	2,895,970
	DeVere Group P.L.C.	27,633	289,343
*	Dimension Data Holdings P.L.C.	587,000	414,651
	Dixons Group P.L.C.	666,805	2,057,129
*	Easyjet P.L.C.	184,000	822,297
	Emap P.L.C.	51,000	827,371
	FKI P.L.C.	332,000	748,236
	Friends Provident P.L.C.	912,000	2,879,307
	GKN P.L.C.	350,004	1,732,359
	Great Universal Stores P.L.C.	107,650	1,949,183
	Greene King P.L.C.	41,000	975,646
	Hammerson P.L.C.	157,600	2,680,941
	Hanson P.L.C.	389,879	3,786,377

1

	HBOS P.L.C.	184,851	2,945,534
*	HHG P.L.C.	459,831	552,416
	Hilton Group P.L.C.	947,720	5,710,910
	IMI P.L.C.	57,000	447,290
	InterContinental Hotels Group P.L.C.	359,382	4,604,094
*	International Power P.L.C.	810,635	2,793,008
	Johnson Matthey P.L.C.	5,321	103,454
	Kesa Electricals P.L.C.	85,791	538,409
	Kingfisher P.L.C.	837,051	4,690,058
	Land Securities Group P.L.C.	48,206	1,274,065
	Liberty International P.L.C.	177,700	3,349,059
	London Merchant Securities P.L.C.	128,173	559,871
	Lonmin P.L.C.	4,452	88,313
	Marks & Spencer Group P.L.C.	350,751	2,363,060
	Mersey Docks & Harbour Co. P.L.C.	40,360	756,386
	MFI Furniture Group P.L.C.	94,200	243,987
	Millennium and Copthorne Hotels P.L.C.	148,065	1,092,877
	Mitchells & Butlers P.L.C.	296,123	1,963,717
*	MM02 P.L.C.	4,595,000	10,687,069
	Northern Foods P.L.C.	27,000	80,702
	Northern Rock P.L.C.	25,000	377,703
	Pearson P.L.C.	421,458	5,168,478
	Peninsular & Oriental Steam Navigation P.L.C.	406,011	2,450,503
	Persimmon P.L.C.	149,099	2,229,678
	Pilkington P.L.C.	772,588	1,800,601
	Pillar Property P.L.C.	48,357	740,343
	Quintain Estates & Development P.L.C.	66,315	695,973
	RAC P.L.C.	50,498	686,734
	Rank Group P.L.C.	125,890	674,519
	Rio Tinto P.L.C.	18,664	658,307
	RMC Group P.L.C.	151,000	2,480,143
*	Rolls Royce Group P.L.C.	904,007	4,517,861
	Royal & Sun Alliance Insurance Group P.L.C.	285,402	460,812
	Sabmiller P.L.C.	108,976	1,799,334
	Sainsbury (J.) P.L.C.	963,031	5,284,868
	Schroders P.L.C.	117,000	1,655,204
	Scottish & Newcastle P.L.C.	486,337	4,190,302
	Scottish Power P.L.C.	1,046,646	8,248,432
	Shire Pharmaceuticals Group P.L.C.	252,000	2,809,417
	Signet Group P.L.C.	47,556	102,379
	Singer & Friedlander Group P.L.C.	88,568	475,398
	Slough Estates P.L.C.	238,000	2,361,700
	Smith (David S.) Holdings P.L.C.	220,800	693,912
	Smith (WH) P.L.C.	102,960	733,237
	Somerfield P.L.C.	283,000	1,022,662
	Stagecoach Group P.L.C.	562,048	1,220,786
	Stanley Leisure P.L.C.	68,583	567,515
	Tate & Lyle P.L.C.	247,930	2,485,256
	Taylor Woodrow P.L.C.	329,527	1,900,203
*	The Berkeley Group Holdings P.L.C.	69,621	1,164,253
*	Thus Group P.L.C.	143,187	41,972
	Trinity Mirror P.L.C.	166,578	2,212,501
	Urbium P.L.C.	23	331
	Vodafone Group P.L.C.	5,530,199	14,483,216

2

Westbury P.L.C.	58,674	552,624
Whitbread P.L.C.	175,167	3,038,696
Wilson Bowden P.L.C.	48,000	1,138,529
Wimpey (George) P.L.C.	221,935	2,004,986
Wolverhampton & Dudley Breweries P.L.C.	37,368	757,056
Woolworths Group P.L.C.	764,448	705,305
WPP Group P.L.C.	60,000	690,821
XANSA P.L.C.	2,938	5,393
Xstrata P.L.C.	72,654	1,527,793
TOTAL COMMON STOCKS
(Cost $151,759,660)		235,239,913

INVESTMENT IN CURRENCY — (0.0%)
* British Pound Sterling		9,577
(Cost $9,559)
TOTAL — UNITED KINGDOM
(Cost $151,769,219)		235,249,490

JAPAN — (16.9%)
COMMON STOCKS — (16.9%)
Acom Co., Ltd.	13,300	914,741
Aichi Bank, Ltd.	400	38,646
# Aichi Steel Corp.	74,000	467,897
AIOI Insurance Co., Ltd.	239,700	1,192,309
Aisin Seiki Co., Ltd.	91,600	2,067,878
Akita Bank, Ltd.	57,000	262,809
Alfresa Holdings Corp.	2,800	110,618
# Alpine Electronics, Inc.	19,200	265,942
Alps Electric Co., Ltd.	31,000	473,866
Amada Co., Ltd.	126,000	826,822
Amano Corp.	8,000	88,234
Anritsu Corp.	47,000	338,091
Aoyama Trading Co., Ltd.	20,100	531,629
Asahi Breweries, Ltd.	105,000	1,365,984
Asahi Kasei Corp.	187,000	990,989
Asatsu-Dk, Inc.	15,800	474,574
* Ashikaga Financial Group, Inc.	90,000	0
Autobacs Seven Co., Ltd.	11,000	353,549
Awa Bank, Ltd.	64,000	425,483
Bank of Iwate, Ltd.	5,800	304,592
Bank of Kyoto, Ltd.	101,000	858,896
Bank of Nagoya, Ltd.	64,000	389,363
Bosch Automotive Systems Corp.	19,000	102,506
Canon Sales Co., Inc.	22,000	350,392
Casio Computer Co., Ltd.	72,000	941,496
Chiba Bank, Ltd.	268,000	1,727,875
Chudenko Corp.	19,200	314,062
Chugoku Bank, Ltd.	77,400	947,695
Citizen Watch Co., Ltd.	82,000	756,151
Coca-Cola West Japan Co., Ltd.	24,700	576,507
Comsys Holdings Corp.	46,000	435,623

3

	Cosmo Oil Co., Ltd.	235,000	789,028
	Dai Nippon Ink & Chemicals, Inc.	229,000	644,021
	Dai Nippon Pharmaceutical Co., Ltd.	50,000	504,592
	Dai Nippon Printing Co., Ltd.	160,000	2,695,236
	Daicel Chemical Industries, Ltd.	136,000	753,243
	Daido Steel Co., Ltd.	162,000	618,309
* #	Daiei, Inc.	48,500	115,520
	Daihatsu Motor Co., Ltd.	166,000	1,229,042
	Dai-Ichi Pharmaceutical Co., Ltd.	36,900	951,267
	Daimaru, Inc.	27,000	238,129
	Daio Paper Corp.	10,000	87,335
	Daishi Bank, Ltd.	120,000	508,513
	Daito Trust Construction Co., Ltd.	8,100	333,174
	Daiwa House Industry Co., Ltd.	202,200	2,307,486
	Daiwa Securities Co., Ltd.	17,000	115,946
	Denki Kagaku Kogyo KK	4,000	14,310
	Ebara Corp.	111,000	516,032
	Edion Corp.	3,700	43,463
	Eighteenth Bank, Ltd.	2,000	9,527
	Ezaki Glico Co., Ltd.	45,000	343,074
	Fuji Electric Co., Ltd.	229,000	707,547
	Fuji Fire & Marine Insurance Co., Ltd.	142,000	475,416
	Fuji Heavy Industries	248,000	1,157,681
	Fuji Oil Co., Ltd.	26,100	319,322
	Fuji Photo Film Co., Ltd.	153,000	5,781,041
	Fuji Television Network, Inc.	126	273,599
	Fujikura, Ltd.	122,000	571,839
	Fujitsu, Ltd.	127,000	835,814
	Fukui Bank, Ltd.	12,000	49,703
	Fukuoka Bank, Ltd.	201,000	1,215,152
	Fukuyama Transporting Co., Ltd.	104,000	434,743
*	Furukawa Electric Co., Ltd.	196,000	1,006,811
	Futaba Corp.	10,000	263,535
	Futaba Industrial Co., Ltd.	24,000	451,808
	Glory, Ltd.	23,500	429,357
	Gunma Bank, Ltd.	162,000	929,788
	Gunze, Ltd.	87,000	403,625
	Hachijuni Bank, Ltd.	173,000	1,155,099
*	Hankyu Corp.	218,000	898,776
	Hankyu Department Stores, Inc.	25,000	183,662
	Hanshin Electric Railway Co., Ltd.	102,000	382,476
	Heiwa Corp.	34,600	600,717
	Higo Bank, Ltd.	91,000	663,306
	Hino Motors, Ltd.	22,000	140,788
	Hiroshima Bank, Ltd.	132,000	680,582
	Hitachi Cable, Ltd.	139,000	598,336
	Hitachi Construction Machinery Co., Ltd.	3,000	43,763
	Hitachi High-Technologies Corp.	9,000	135,164
	Hitachi Koki Co., Ltd.	4,000	38,263
	Hitachi Kokusai Electric, Inc.	31,000	282,303
	Hitachi Maxell, Ltd.	37,100	513,878
	Hitachi Metals, Ltd.	109,000	741,333
	Hitachi Software Engineering Co., Ltd.	3,200	60,761
	Hitachi Transport System, Ltd.	7,000	65,889

4

	Hitachi, Ltd.	860,000	5,454,180
	Hokkoku Bank, Ltd.	108,000	501,052
	Hokuetsu Paper Mills, Ltd.	61,000	363,526
	Hokugin Financial Group, Inc.	394,000	1,243,734
	Hosiden Corp.	800	9,321
	House Foods Corp.	41,000	597,704
	Hyakugo Bank, Ltd.	80,000	511,957
	Hyakujishi Bank, Ltd.	85,000	539,889
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	398,000	643,409
* #	Isuzu Motors, Ltd.	88,000	252,535
*	Itochu Corp.	147,000	776,201
	Itoham Foods, Inc.	78,000	395,447
	Iyo Bank, Ltd.	99,000	816,319
	Japan Airport Terminal Co., Ltd.	24,000	246,795
	JGC Corp.	10,000	102,353
	Joyo Bank, Ltd.	274,000	1,465,143
*	JSAT Corp.	9	26,000
	Juroku Bank, Ltd.	127,000	617,142
	Kagoshima Bank, Ltd.	62,000	434,724
	Kajima Corp.	21,000	86,579
	Kamigumi Co., Ltd.	102,000	826,421
	Kandenko Co., Ltd.	63,000	388,703
	Kansai Paint Co., Ltd., Osaka	57,000	354,410
	Kanto Auto Works, Ltd., Yokosuka	4,700	57,278
	Katokichi Co., Ltd.	17,300	354,142
	Kawasaki Heavy Industries, Ltd.	681,000	1,172,566
	Keiyo Bank, Ltd.	21,000	99,436
	Kikkoman Corp.	73,000	756,954
	Kinden Corp.	84,000	643,620
	Kirin Brewery Co., Ltd.	220,000	2,239,143
	Kissei Pharmaceutical Co., Ltd.	21,000	416,826
	Kiyo Bank, Ltd.	16,000	32,753
	Kobe Steel, Ltd.	1,389,000	2,524,488
	Koito Manufacturing Co., Ltd.	48,000	440,329
	Kokuyo Co., Ltd.	48,000	603,788
	Komatsu, Ltd.	256,000	1,919,878
	Komori Corp.	27,000	403,941
	Konica Corp.	18,000	213,507
	Kubota Corp.	232,000	1,276,067
	Kuraray Co., Ltd.	121,000	1,101,894
	Kuraya Sanseido, Inc.	41,300	528,596
	Kureha Chemical Industry Co., Ltd.	58,000	260,761
	KYORIN Pharmaceutical Co., Ltd.	25,000	360,388
	Lintec Corp.	2,000	28,238
#	Lion Corp.	66,000	378,802
	Maeda Corp.	8,000	44,538
	Makita Corp.	55,000	1,050,124
	Marubeni Corp.	458,000	1,472,049
	Marui Co., Ltd.	113,100	1,483,261
	Maruichi Steel Tube, Ltd.	36,000	788,598
	Matsushita Electric Industrial Co., Ltd.	732,998	10,973,234
	Matsushita Electric Works, Ltd.	90,000	812,703
#	Mazda Motor Corp.	78,000	269,351
	Meiji Seika Kaisha, Ltd. Tokyo	122,000	613,851

5

	Michinoku Bank, Ltd.	45,000	231,586
	Millea Holdings, Inc.	153	2,246,264
	Mitsubishi Gas Chemical Co., Inc.	148,000	765,908
	Mitsubishi Heavy Industries, Ltd.	1,069,000	2,883,662
	Mitsubishi Logistics Corp.	51,000	575,177
	Mitsubishi Materials Corp.	348,000	905,452
	Mitsubishi Rayon Co., Ltd.	20,000	71,360
	Mitsubishi Securities Co., Ltd.	59,000	560,991
	Mitsui Chemicals, Inc.	163,000	948,001
	Mitsui Engineering and Shipbuilding Co., Ltd.	407,000	766,970
	Mitsui Marine & Fire Insurance Co., Ltd.	125,000	1,110,819
	Mitsui Trust Holdings	226,000	2,391,008
	Mitsumi Electric Co., Ltd.	21,700	246,185
	Mizuho Holdings, Inc.	238	1,161,087
	Mori Seiki Co., Ltd.	22,700	244,719
	Morinaga Milk Industry Co., Ltd.	69,000	306,256
	Musashino Bank, Ltd.	10,000	446,719
	Nagase & Co., Ltd.	41,000	417,295
	Namco, Ltd.	7,600	104,324
	Nanto Bank, Ltd.	86,000	463,976
	NGK Insulators, Ltd.	113,000	1,180,371
	NGK Spark Plug Co., Ltd.	70,000	748,613
	NHK Spring Co., Ltd.	16,000	109,738
	Nichicon Corp.	30,200	395,194
	Nichirei Corp.	65,000	251,817
	Nifco, Inc.	17,000	274,498
	Nihon Unisys, Ltd.	32,700	385,681
	Nippon Broadcasting System, Inc.	10,060	644,748
	Nippon Electric Glass Co., Ltd.	38,000	549,608
*	Nippon Electric Glass Co., Ltd.	38,000	550,698
	Nippon Express Co., Ltd.	70,000	357,566
	Nippon Kayaku Co., Ltd.	68,000	408,494
	Nippon Meat Packers, Inc., Osaka	70,000	970,920
	Nippon Mining Holdings, Inc.	181,500	1,078,166
	Nippon Mitsubishi Oil Corp.	479,800	3,579,912
	Nippon Paint Co., Ltd.	84,000	342,300
	Nippon Sanso Corp.	18,000	112,091
	Nippon Sheet Glass Co., Ltd.	165,000	733,930
*	Nippon Shinpan Co., Ltd.	90,000	358,140
	Nippon Shokubai Co., Ltd.	58,000	540,386
	Nippon Steel Corp.	353,000	972,489
	Nippon Suisan Kaisha, Ltd.	16,000	53,415
	Nippon Television Network Corp.	8,040	1,285,139
	Nippon Unipac Holding, Tokyo	92	450,584
	Nipponkoa Insurance Co., Ltd.	69,000	458,064
	Nishimatsu Construction Co., Ltd.	103,000	400,019
	Nishi-Nippon Bank, Ltd.	145,400	591,113
	Nissay Dowa General Insurance Co., Ltd.	125,000	651,664
	Nisshin Seifun Group, Inc.	72,000	785,843
	Nisshin Steel Co., Ltd.	305,000	846,088
	Nisshinbo Industries, Inc.	80,000	645,877
* #	Nissho Iwai-Nichmen Holdings Corp.	65,500	348,364
	NOK Corp.	2,000	49,550
	Noritsu Koki Co., Ltd.	3,000	64,999

6

	Noritz Corp.	1,000	16,931
	NSK, Ltd.	159,000	841,085
	NTN Corp.	123,000	730,658
	Obayashi Corp.	192,000	1,217,677
	Ogaki Kyoritsu Bank, Ltd.	11,000	59,872
	Oji Paper Co., Ltd.	120,000	701,358
	Okumura Corp.	85,000	535,824
	Omron Corp.	17,000	394,347
	Onward Kashiyama Co., Ltd.	84,000	1,239,832
	PanaHome Corp.	50,000	288,885
	Pioneer Electronic Corp.	14,900	261,826
	Q.P. Corp.	47,700	431,645
	Rengo Co., Ltd.	70,000	346,183
*	Resona Holdings, Inc.	267,250	547,078
	Rinnai Corp.	16,100	395,031
	Ryosan Co., Ltd.	1,700	42,199
	Sakata Seed Corp.	5,000	68,825
	San In Godo Bank, Ltd.	53,000	480,113
	Sankyo Co., Ltd.	40,000	904,917
	Santen Pharmaceutical Co., Ltd.	18,500	401,712
	Sanwa Shutter Corp.	48,000	270,901
	Sanyo Electric Co., Ltd.	112,000	377,119
	Sanyo Shinpan Finance Co., Ltd.	14,000	946,815
#	Sapporo Breweries, Ltd.	166,000	768,548
	Sapporo Hokuyo Holdings, Inc.	112	794,949
	Seino Transportation Co., Ltd.	65,000	622,393
	Sekisui Chemical Co., Ltd.	171,000	1,269,332
	Sekisui House, Ltd.	224,000	2,470,557
	Seventy-seven (77) Bank, Ltd.	117,000	827,081
	SFCG Co., Ltd.	4,240	1,114,957
	Shiga Bank, Ltd.	93,000	574,689
	Shikoku Bank, Ltd.	52,000	315,860
	Shima Seiki Manufacturing Co., Ltd.	2,000	65,621
	Shimachu Co., Ltd.	19,100	464,985
	Shimadzu Corp.	39,000	255,548
	Shinko Securities Co., Ltd.	397,000	1,302,573
	Shizuoka Bank, Ltd.	237,000	2,416,702
	Showa Denko KK	78,000	203,692
	Showa Shell Sekiyu KK	55,000	551,368
	Stanley Electric Co., Ltd.	7,000	108,475
	Sumitomo Bakelite Co., Ltd.	23,000	150,928
	Sumitomo Corp.	205,000	1,857,040
	Sumitomo Electric Industries, Ltd.	237,000	2,611,670
	Sumitomo Forestry Co., Ltd.	50,000	471,590
	Sumitomo Metal Industries, Ltd. Osaka	441,000	755,108
	Sumitomo Metal Mining Co., Ltd.	119,000	907,241
	Sumitomo Mitsui Financial Group, Inc.	43	304,178
	Sumitomo Osaka Cement Co., Ltd.	135,000	364,167
	Sumitomo Rubber	118,000	1,175,033
	Suzuken Co., Ltd.	22,200	572,307
	Suzuki Motor Corp.	27,000	510,608
	Taiheiyo Cement Corp.	284,000	850,316
	Taisei Corp.	205,000	758,896
	Taiyo Yuden Co., Ltd.	34,000	396,135

7

Takara Standard Co., Ltd.	63,000	406,782
Takashimaya Co., Ltd.	149,000	1,488,005
Takefuji Corp.	45,210	3,221,872
Tanabe Seiyaku Co., Ltd.	13,000	152,334
Teijin, Ltd.	294,000	1,223,359
Teikoku Oil Co., Ltd.	91,000	694,643
The Nisshin Oillio Group, Ltd.	7,000	37,230
Toda Corp.	120,000	591,161
Toho Bank, Ltd.	64,000	267,534
Tokai Tokyo Securities Co., Ltd.	81,000	278,936
Tokuyama Corp.	95,000	689,736
Tokyo Broadcasting System, Inc.	57,000	1,026,153
# Tokyo Steel Manufacturing Co., Ltd.	49,100	758,528
Tokyo Style Co., Ltd.	50,000	573,943
Tokyo Tatemono Co., Ltd.	68,000	465,085
Toppan Printing Co., Ltd.	221,000	2,346,566
Toray Industries, Inc.	291,000	1,372,326
Toshiba TEC Corp.	88,000	420,892
Tostem Inax Holding Corp.	70,840	1,295,639
Toto, Ltd.	99,000	854,199
Toyo Ink Manufacturing Co., Ltd.	82,000	337,287
Toyo Seikan Kaisha, Ltd.	73,000	1,282,772
Toyo Suisan Kaisha, Ltd.	32,000	484,255
Toyobo Co., Ltd.	46,000	116,606
Toyoda Machine Works, Ltd.	4,000	41,209
Toyota Auto Body Co., Ltd.	32,000	531,395
Toyota Industries Corp.	83,600	2,279,128
UFJ Tsubasa Securities Co. Ltd.	47,000	187,029
UNY Co., Ltd.	91,000	1,077,654
Victor Co. of Japan, Ltd.	37,000	315,353
Wacoal Corp.	54,000	638,454
Yamagata Bank, Ltd.	52,000	252,191
Yamaguchi Bank, Ltd.	74,000	819,705
Yamaha Corp.	13,800	207,911
Yamanashi Chuo Bank, Ltd.	55,000	338,292
Yamatake Corp.	3,500	42,720
Yamato Kogyo Co., Ltd.	2,000	27,090
Yamazaki Baking Co., Ltd.	107,000	973,379
Yasuda Fire & Marine Insurance Co., Ltd.	243,840	2,589,080
Yasuda Trust & Banking Co., Ltd.	780,000	1,507,174
Yodogawa Steel Works, Ltd.	13,000	75,110
Yokohama Rubber Co., Ltd.	127,000	527,243
York-Benimaru Co., Ltd.	12,000	353,549
TOTAL COMMON STOCKS
(Cost $148,783,907)		212,685,718

INVESTMENT IN CURRENCY — (0.0%)
* Japanese Yen		11,435
(Cost $11,381)
TOTAL — JAPAN
(Cost $148,795,288)		212,697,153

8

FRANCE — (11.6%)
COMMON STOCKS — (11.6%)
	Accor SA	7,550	353,806
	AGF (Assurances Generales de France SA)	103,965	7,998,367
	Air France	125,452	2,382,126
	Air Liquide SA	2,553	459,756
	Arcelor SA	30,300	752,685
	AXA	554,403	14,909,858
	BNP Paribas SA	215,019	15,602,544
	Bongrain SA	2,870	222,129
#	Bouygues	1,600	69,364
*	Business Objects SA	27,118	754,076
*	Cap Gemini SA	59,817	2,239,177
*	Club Mediterranee SA	3,600	194,492
	Compagnie de Saint-Gobain	109,754	6,789,866
	Compagnie Francaise d’Etudes et de Construction Technip SA	6,470	1,148,871
	Credit Agricole SA	45,600	1,353,146
	Credit Industriel et Commercial	3,760	932,034
	Dior (Christian) SA	17,000	1,218,949
	Eiffage SA	8,466	1,101,410
	Esso SA	3,000	497,749
	Euler-Hermes SA	3,851	297,035
*	Eurafrance	4,941	450,133
	Faurecia SA	14,460	1,269,462
	Fimalac SA	21,791	1,044,248
	France Telecom SA	276,260	8,340,477
	Gecina SA	27,840	2,986,017
	Generale des Establissements Michelin SA Series B	38,368	2,738,394
	Groupe Danone	10,600	1,056,210
	Havas SA	120,335	683,577
	Imerys SA	18,000	1,465,837
	LaFarge SA	42,261	4,404,053
	LaFarge SA Prime Fidelity	12,295	1,285,342
	Lagardere S.C.A. SA	14,400	1,126,907
	L’Oreal	10,550	826,314
	Nexans	4,485	200,138
	Pernod-Ricard SA	7,875	1,126,192
	Peugeot SA	82,668	5,416,330
	Pinault Printemps Redoute SA	47,447	5,293,180
	Rallye SA	5,000	271,120
	Remy Cointreau SA	27,450	1,133,330
	Renault SA	94,802	8,586,410
	Rexel SA	15,379	787,685
	SA Des Galeries Lafayette	829	239,304
	SA Fromageries Bel la Vache Qui Rit	500	93,353
	Sagem SA	22,725	535,626
	Schneider SA	52,440	4,187,145
*	Scor SA	168,769	353,092
	SEB SA Prime Fidelite 2002	880	102,542
	SEB SA Prime Fidelity	1,430	166,442
	Societe BIC SA	19,397	1,085,944
#	Societe des Ciments de Francais	20,902	2,111,788
	Societe du Louvre SA	400	52,410

9

	Societe Generale d’Enterprise SA	2,640	388,030
	Societe Generale Paris	46,221	4,884,052
#	Sodexho Alliance SA	54,629	1,751,282
	Suez (ex Suez Lyonnaise des Eaux)	181,750	4,921,594
	Thales SA	1,800	81,515
	Thomson Multimedia	75,626	2,039,859
	Unibail SA	13,011	1,610,869
	Valeo SA	33,059	1,585,099
	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	1,660	360,707
	Veolia Environnement SA	40,500	1,408,812
*	Vivendi Universal SA	251,818	7,949,339
TOTAL COMMON STOCKS
(Cost $100,680,060)			145,677,600

RIGHTS/WARRANTS — (0.0%)
*	Air France Warrants 11/06/07	10,700	10,485
*	Rallye SA Series B Warrants 11/30/05	5,000	728
TOTAL RIGHTS/WARRANTS
(Cost $15,850)			11,213

TOTAL — FRANCE
(Cost $100,695,910)			145,688,813

GERMANY — (8.3%)
COMMON STOCKS — (8.3%)
	Aachener und Muenchener Beteiligungs AG	34,441	3,046,879
	Aareal Bank AG	9,500	334,236
	Allianz AG	16,244	2,041,255
	Altana AG	1,800	110,593
	Audi AG	1,000	348,252
	Axel Springer Verlag AG	1,100	132,548
	BASF AG	50,700	3,780,346
	Bayer AG	153,371	5,341,177
	Bayerische Motorenwerke AG	77,987	3,333,449
*	Bayerische Vereinsbank AG	238,758	5,791,905
	BHW Holding AG	7,300	134,555
	Bilfinger & Berger Bau AG	9,900	485,037
*	Commerzbank AG	213,754	4,783,425
	Continental AG	25,400	1,877,084
	DaimlerChrysler AG	326,991	15,067,911
	Deutsche Bank AG	165,318	14,485,027
*	Deutsche Lufthansa AG	128,822	1,840,558
*	Dyckerhoff AG DM50	1,000	56,621
	E.ON AG	86,960	7,803,601
	Fraport AG	30,003	1,305,480
	Gehe AG	2,100	158,501
	Hannover Rueckversicherungs AG	12,636	543,790
*	Heidelberger Druckmaschinen AG	35,484	1,259,701
	Heidelberger Zement AG	44,264	2,930,614
	Hochtief AG	24,431	797,437

10

*	Hypo Real Estate Holding AG	12,025	488,356
*	Infineon Technologies AG	235,017	2,430,459
	IVG Immobilien AG	2,300	41,907
#	Karstadt Quelle AG	72,577	843,784
*	Koelnische Rueckversicherungs	80	8,263
*	Lanxess	15,337	346,466
	Linde AG	25,045	1,718,859
	MAN AG	21,800	1,003,112
	Merck KGAA	14,998	1,151,859
*	MG Technologies AG	76,688	1,053,038
	Munchener Rueckversicherungs-Gesellschaft AG	30,142	3,699,899
	Preussag AG	68,068	1,772,003
	Rwe AG (NEU) Series A	1,750	106,131
	Suedzucker AG	51,471	1,102,755
#	ThyssenKrupp AG	225,084	5,141,286
	Volkswagen AG	122,075	6,021,311
*	WCM Beteiligungs AG	18,943	25,334
	Wuestenrot & Wuerttemberg AG	2,500	47,338

TOTAL — GERMANY
(Cost $83,252,900)			104,792,142

SWITZERLAND — (6.9%)
COMMON STOCKS — (6.9%)
*	ABB, Ltd.	108,800	661,381
	Baloise-Holding	10,600	555,373
	Banque Cantonale Vaudoise	4,955	1,109,265
	Berner Kantonalbank	8,700	1,278,707
*	Ciba Spezialitaetenchemie Holding AG	47,300	3,349,772
	Cie Financiere Richemont AG Series A	393,600	12,454,624
	Clariant AG	55,300	949,918
	Converium Holding AG	4,200	40,684
*	Credit Swisse Group	245,530	10,705,332
	Ems-Chemie Holding AG	10,050	1,008,981
	Givaudan SA	7,680	5,177,751
	Helvetia Patria Holding	4,457	690,770
	Holcim, Ltd.	120,362	8,046,885
	Jelmoli Holding AG	40	60,134
	Julius Baer Holding AG	787	279,523
	Kuoni Reisen Holding AG	490	225,508
	Lonza Group AG	9,000	562,209
	Luzerner Kantonalbank AG	4,000	816,256
	PSP Swiss Property AG	30,000	1,286,378
	Rieters Holdings AG	5,340	1,739,155
*	Saurer AG	1,500	99,061
	Schindler Holding AG	750	315,944
	Sig Holding AG	6,375	1,536,938
*	Sika Finanz AG, Baar	1,810	1,277,940
	Societe Generale de Surveillance Holding SA	2,300	1,704,895
	St. Galler Kantonalbank	4,902	1,350,646
	Swatch Group AG	11,500	1,597,167
*	Swiss Life AG	34,000	5,188,329

11

	Swiss Reinsurance Co., Zurich	64,356	4,744,407
*	Syngenta AG	77,200	8,693,774
*	Valiant Holding AG	9,300	880,833
	Valora Holding AG	4,120	1,008,361
*	Zurich Financial SVCS AG	43,900	8,102,909
TOTAL — SWITZERLAND
(Cost $58,666,603)			87,499,810

AUSTRALIA — (5.8%)
COMMON STOCKS — (5.8%)
	Amcor, Ltd.	378,014	2,150,683
	AMP, Ltd.	560,361	3,250,297
	Ansell, Ltd.	102,749	823,138
	APN News & Media, Ltd.	173,411	660,946
	Australand Property Group	332,886	453,699
	AWB, Ltd.	154,907	543,775
	AXA Asia Pacific Holdings, Ltd.	1,183,515	4,004,476
	Bluescope Steel, Ltd.	413,911	3,178,153
	Boral, Ltd.	331,452	1,680,911
	Brambles Industries, Ltd.	173,370	1,090,783
	Brickworks, Ltd.	24,359	226,799
	Caltex Australia, Ltd.	188,779	2,094,237
*	Challenger Financial Services Group, Ltd.	112,873	294,259
	Commonwealth Bank of Australia	330,738	9,495,034
	CSR, Ltd.	559,868	1,069,170
	Downer Group, Ltd.	174,611	693,192
	Foster’s Group, Ltd.	41,135	169,822
	Futuris Corp., Ltd.	164,147	267,944
	Iluka Resources, Ltd.	55,899	251,592
	Insurance Australiz Group, Ltd.	503,718	2,554,533
	Lend Lease Corp., Ltd.	247,138	2,428,317
	Lion Nathan, Ltd.	361,743	2,161,303
	Mayne Group, Ltd.	339,111	1,080,220
	Mirvac, Ltd.	363,675	1,302,555
	National Australia Bank, Ltd.	307,146	7,009,410
	Onesteel, Ltd.	347,420	759,815
	Origin Energy, Ltd.	305,156	1,673,293
	Pacific Brands, Ltd.	120,700	248,671
	Paperlinx, Ltd.	269,041	961,477
	Publishing and Broadcasting, Ltd.	176,876	2,171,023
	Quantas Airways, Ltd.	1,582,005	4,550,494
	Rinker Group, Ltd.	415,659	3,754,794
	Rio Tinto, Ltd.	42,885	1,606,671
	Santos, Ltd.	352,426	2,485,433
	Seven Network, Ltd.	130,150	778,637

12

Southcorp, Ltd.	448,938	1,551,018
Suncorp-Metway, Ltd.	5,504	82,343
Telstra Corp., Ltd.	11,561	48,186
WMC Resources, Ltd.	558,201	3,357,195
TOTAL COMMON STOCKS
(Cost $43,821,097)	72,964,298

RIGHTS/WARRANTS — (0.0%)
*	Origin Energy, Ltd. Rights 03/15/05	50,859	49,570
(Cost $0)

TOTAL — AUSTRALIA
(Cost $43,821,097)	73,013,868

NETHERLANDS — (5.7%)
COMMON STOCKS — (5.7%)
ABN AMRO Holding NV	111,836	3,078,748
Aegon NV	570,524	8,234,523
AM NV	26,184	275,293
Buhrmann NV	38,273	428,747
DSM NV	60,412	4,291,716
Hunter Douglas NV	29,158	1,565,621
IHC Caland NV	11,144	739,293
ING Groep NV	714,673	22,002,314
*	Koninklijke Ahold NV	539,799	4,881,922
Koninklijke KPN NV	599,000	5,798,053
Koninklijke Nedlloyd NV	10,349	583,090
Koninklijke Philips Electronics NV	423,327	11,709,880
Koninklijke Vopak NV	42,754	1,004,877
Nutreco Holding NV	9,513	327,639
NV Holdingsmij de Telegraaf	21,800	577,330
Oce NV	68,471	1,133,326
Univar NV	15,400	495,116
Vedior NV	50,525	947,344
* #	Versatel Telecom International NV	110,500	278,006
VNU NV	116,196	3,637,279

TOTAL — NETHERLANDS
(Cost $58,851,708)	71,990,117

SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
Acciona SA	22,208	2,080,530
Acerinox SA	138,400	2,400,742
Actividades de Construccion y Servicios SA	27,369	697,996
Arcelor SA	25,464	632,891

13

	Autopistas Concesionaria Espanola SA	120,001	2,845,892
	Banco de Andalucia	2,475	234,325
	Banco de Sabadell SA	92,200	2,350,172
#	Banco Pastor SA	1,500	56,627
#	Banco Santander Central Hispanoamerica SA	650,766	8,065,638
	Cementos Portland SA	20,523	1,365,573
#	Corporacion Mapfre Compania Internacional de Reaseguros SA	107,303	1,733,444
	Ebro Puleva SA	85,295	1,468,267
	Endesa SA, Madrid	260,283	5,890,144
	Fomento de Construcciones y Contratas SA	20,600	1,061,642
#	Gas Natural SA, Buenos Aires	19,200	568,475
	Grupo Ferrovial SA	2,300	137,172
	Iberia Lineas Aereas de Espana SA	521,257	1,822,191
	Inmobiliaria Colonial SA ICSA	27,400	1,315,214
	Inmobiliaria Urbis SA	65,963	1,056,875
	Metrovacesa SA	25,112	1,303,483
	Red Electrica de Espana SA	24,600	635,196
	Repsol SA	567,226	15,442,487
	Sociedad General de Aguas de Barcelona SA	112,639	2,408,792
*	Sociedad General de Aguas de Barcelona SA	1,126	23,856
#	Sol Melia SA	118,706	1,362,793
	Vallehermoso SA	58,015	1,066,271

TOTAL — SPAIN
(Cost $35,404,711)			58,026,688

ITALY — (3.2%)
COMMON STOCKS — (3.2%)
*	Alitalia Linee Aeree Italiane SpA Series A	2,140,000	694,537
	Banca Monte Dei Paschi di Siena SpA	915,125	3,114,236
*	Banca Nazionale del Lavoro SpA	1,011,192	2,828,579
	Banca Popolare di Lodi Scarl	171,100	1,946,172
	Banca Popolare di Milano	379,940	3,300,326
	Benetton Group SpA	61,500	758,163
	Buzzi Unicem SpA	106,000	1,796,610
	Caltagirone Editore SpA	121,001	1,148,003
	Capitalia SpA	492,295	2,509,714
	CIR SpA (Cie Industriale Riunite), Torino	625,000	1,944,849
	Compagnia Assicuratrice Unipol SpA	300,630	1,390,294
* #	E.Biscom SpA	12,000	639,566
* #	Edison SpA	155,856	324,631
	Erg SpA	124,000	1,694,492
* #	Fiat SpA	269,740	2,018,050
	IFIL Finanziaria Partecipazioni SpA	367,850	1,617,137
	Intesabci SpA	524,600	2,570,207
	Italcementi SpA	154,040	2,725,072
	Italmobiliare SpA, Milano	17,226	1,259,104
	Milano Assicurazioni SpA	316,000	1,841,102
	Pirelli & Co. SpA	1,013,332	1,314,299
	SAI SpA (Sta Assicuratrice Industriale), Torino	57,183	1,560,569
	San Paolo-IMI SpA	55,055	805,558
*	SNIA SpA	84,682	29,491

14

Societe Cattolica di Assicurazoni Scarl SpA	4,400	210,911
*	Sorin SpA	127,023	430,586
* #	Tiscali SpA	73,000	255,191
TOTAL COMMON STOCKS
(Cost $28,485,173)	40,727,449

RIGHTS/WARRANTS — (0.0%)
*	Fastweb SpA Rights 03/16/05	12,000	33,408
*	Fiat SpA Warrants 01/31/07	17,880	5,401
TOTAL RIGHTS/WARRANTS
(Cost $0)	38,809

PREFERRED STOCKS — (0.0%)
*	Fiat SpA	3,000	16,694
(Cost $47,699)
TOTAL — ITALY
(Cost $28,532,872)	40,782,952

SWEDEN — (3.0%)
COMMON STOCKS — (3.0%)
*	ASEA AB	29,000	175,935
Atlas Copco AB Series A	13,200	658,012
Atlas Copco AB Series B	6,600	304,886
Electrolux AB Series B	33,600	807,999
Gambro AB Series A	145,400	2,061,778
Gambro AB Series B	43,900	622,504
Holmen AB Series B	42,700	1,429,451
*	Invik and Co. AB Series B	75,950	757,768
NCC AB Series B	24,800	404,234
Netcom AB Series B	17,900	638,482
Nordic Baltic Holdings AB	335,900	3,535,479
Skandinaviska Enskilda Banken Series A	95,400	1,847,864
SSAB Swedish Steel Series A	41,000	1,078,853
SSAB Swedish Steel Series B	12,600	322,340
Svenska Cellulosa AB Series B	107,500	4,203,761
Svenska Kullagerfabriken AB Series A	7,700	381,589
Svenska Kullagerfabriken AB Series B	9,900	492,062
Telia AB	1,058,500	6,359,727
*	Transcom Worldwide SA Series A	385	1,998
*	Transcom Worldwide SA Series B	715	4,087
Trelleborg AB Series B	40,800	769,406
Volvo AB Series A	69,600	3,087,975
Volvo AB Series B	143,500	6,597,484
Whilborg Fastigheter AB Class B	61,020	1,382,643
TOTAL — SWEDEN
(Cost $23,268,424)	37,926,317

15

HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
Cheung Kong Holdings, Ltd.	457,000	4,350,874
China Overseas Land & Investment, Ltd.	1,670,000	433,616
China Travel International Investment, Ltd.	1,316,000	438,726
China Unicom, Ltd.	1,474,000	1,313,549
Chinese Estates Holdings, Ltd.	232,000	181,460
Citic Pacific, Ltd.	300,000	871,271
Great Eagle Holdings, Ltd.	113,808	272,154
Hang Lung Development Co., Ltd.	560,000	1,019,624
Henderson Land Development Co., Ltd.	356,000	1,670,686
Hong Kong and Shanghai Hotels, Ltd.	233,500	212,573
Hopewell Holdings, Ltd.	352,000	886,889
Hutchison Whampoa, Ltd.	769,000	6,951,513
Hysan Development Co., Ltd.	465,605	976,111
Kerry Properties, Ltd.	619,484	1,477,430
MTR Corp., Ltd.	907,000	1,442,092
New World Development Co., Ltd.	1,372,190	1,398,767
Shanghai Industrial Holdings, Ltd.	291,000	654,838
# Shangri-La Asia, Ltd.	1,086,064	1,643,240
Shun Tak Holdings, Ltd.	46,000	45,711
Sino Land Co., Ltd.	2,275,029	2,027,382
Sung Hungkai Properties, Ltd.	5,000	46,641
Tsim Sha Tsui Properties, Ltd.	255,000	374,377
Wharf Holdings, Ltd.	770,600	2,623,357
Wheelock and Co., Ltd.	1,073,000	1,664,750
Wheelock Properties, Ltd.	445,000	223,957
TOTAL COMMON STOCKS
(Cost $24,657,263)		33,201,588

RIGHTS/WARRANTS — (0.0%)
* China Travel International Investment, Ltd. Warrants 05/31/06	190,400	28,076
(Cost $0)
TOTAL — HONG KONG
(Cost $24,657,263)		33,229,664

FINLAND — (1.8%)
COMMON STOCKS — (1.8%)
Fortum Oyj	538,483	10,324,727
Huhtamaki Van Leer Oyj	64,400	1,010,514
* Kemira GrowHow Oyj	15,049	137,498
Kemira Oyj	70,823	1,092,542
Kesko Oyj	71,100	1,845,286
Metso Oyj	93,027	1,743,024
M-real Oyj Series B	114,400	687,733

16

Okobank Class A	8,400	127,913
Outokumpu Oyj Series A	121,900	2,219,445
Rautaruukki Oyj Series K	16,100	223,848
Stora Enso Oyj Series R	93,600	1,425,318
Upm-Kymmene Oyj	71,700	1,598,819
Wartsila Corp. Oyj Series B	10,350	269,303

TOTAL — FINLAND
(Cost $9,647,216)		22,705,970

IRELAND — (1.6%)
COMMON STOCKS — (1.6%)
Allied Irish Banks P.L.C.	177,641	3,822,386
Bank of Ireland P.L.C.	95,775	1,606,818
CRH P.L.C.	330,832	9,265,224
DCC P.L.C.	7,379	175,877
* Elan Corp. P.L.C.	168,361	1,446,852
Independent News & Media P.L.C.	35,273	108,827
Irish Permanent P.L.C.	168,016	3,415,050

TOTAL — IRELAND
(Cost $13,803,041)		19,841,034

BELGIUM — (1.6%)
COMMON STOCKS — (1.6%)
Ackermans & Van Haaren SA	1,842	73,392
AGFA-Gevaert NV, Mortsel	31,600	1,115,540
Algemene Mij Voor Nijverheidskredit Almanij	70,477	7,969,724
Banque Nationale de Belgique	160	776,801
Bekaert SA	8,500	720,902
Cofinimmo SA	487	80,156
Compagnie Maritime Belge	2,020	78,077
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	43,163	3,400,687
Dexia SA	93,080	2,211,143
D’Ieteren SA	304	69,116
Euronav SA	2,020	66,870
Solvay SA	10,900	1,267,962
Tessenderlo Chemie	9,995	448,399
Union Miniere SA	15,120	1,547,638
TOTAL COMMON STOCKS
(Cost $9,777,717)		19,826,407

RIGHTS/WARRANTS — (0.0%)
* Umicore-Strip VVPR Rights	720	124
(Cost $0)
TOTAL — BELGIUM
(Cost $9,777,717)		19,826,531

17

DENMARK — (1.2%)
COMMON STOCKS — (1.2%)
Carlsberg A.S. Series B	19,087	988,146
Codan A.S.	24,160	1,319,549
Danisco A.S.	14,870	1,018,502
Danske Bank A.S.	199,426	6,129,007
* Jyske Bank A.S.	21,400	783,328
Koebenhavns Lufthavne	620	152,768
Nordea AB	21,596	228,602
Rockwool, Ltd.	6,150	399,354
Sydbank A.S.	2,210	456,080
Tele Danmark A.S.	86,930	3,912,735
* Topdanmark A.S.	3,830	277,322
TOTAL COMMON STOCKS
(Cost $10,278,082)		15,665,393

INVESTMENT IN CURRENCY — (0.0%)
* Danish Krone		1,867
(Cost $1,877)
TOTAL — DENMARK
(Cost $10,279,959)		15,667,260

NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
* Aker Kvaerner OGEP ASA	18,187	592,997
* Aker Yards ASA	11,213	341,232
Den Norske Bank ASA Series A	230,400	2,346,440
Norsk Hydro ASA	75,360	6,528,142
Norske Skogindustrier ASA Series A	90,300	1,919,235
Odfjell ASA Series A	3,800	173,156
Prosafe ASA	4,150	136,315
Smedvig ASA Series A	5,400	101,729
Storebrand ASA	173,400	1,710,101
Wilhelmsen (Wilhelm), Ltd. ASA Series A	7,150	185,352
* Yara International ASA	3,400	49,271
TOTAL — NORWAY
(Cost $10,133,895)		14,083,970

18

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Cycle & Carriage, Ltd.	14,000	100,999
DBS Group Holdings, Ltd.	119,000	1,093,291
Fraser & Neave, Ltd.	154,710	1,507,225
Haw Par Brothers International, Ltd.	1,594	5,062
Keppel Corp., Ltd.	471,000	2,744,451
Keppel Land, Ltd.	67,000	103,280
Neptune Orient Lines, Ltd.	283,000	628,191
Overseas Chinese Banking Corp., Ltd.	53,000	444,445
Sembcorp Industries, Ltd.	355,000	415,896
Singapore Airlines, Ltd.	438,800	3,246,763
Singapore Land, Ltd.	123,000	432,297
United Overseas Bank, Ltd.	46,000	385,744
United Overseas Land, Ltd.	231,000	307,658

TOTAL — SINGAPORE
(Cost $7,197,908)		11,415,302

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
* Bank Austria Creditanstalt AG	20,389	1,984,364
Bohler Uddeholm AG	2,145	323,795
OMV AG	2,984	1,033,652
Telekom Austria AG	44,047	874,874
Voestalpine AG	20,565	1,713,387

TOTAL — AUSTRIA
(Cost $3,013,095)		5,930,072

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
* Agricultural Bank of Greece S.A.	8,700	82,023
Alpha Credit Bank	23,400	899,809
Bank of Greece	9,390	1,271,355
Bank of Piraeus S.A.	5,000	106,065
Commercial Bank of Greece	17,600	573,305
Hellenic Petroleum S.A.	62,610	724,592
Hellenic Tellecommunication Organization Co. S.A.	51,350	998,170
Intracom S.A.	101,820	636,375

TOTAL — GREECE
(Cost $3,860,097)		5,291,694

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Banco Comercial Portugues SA	424,041	1,184,754
Banco Espirito Santo e Comercial de Lisboa	71,165	1,266,496
BPI SGPS SA	169,114	700,910
Cimpor Cimentos de Portugal SA	61,612	354,889
* Jeronimo Martins SGPS SA	15,762	227,497
Portucel-Empresa Produtora de Pasta de Papel SA	593,270	1,139,091

TOTAL — PORTUGAL
(Cost $4,188,895)		4,873,637

19

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Auckland International Airport, Ltd.	93,436	584,340
Carter Holt Harvey, Ltd.	720,819	1,205,610
Contact Energy, Ltd.	35,243	181,963
Fletcher Building, Ltd.	42,720	219,636
TOTAL COMMON STOCKS
(Cost $1,135,738)		2,191,549

INVESTMENT IN CURRENCY — (0.0%)
* New Zealand Dollar		17,857
(Cost $17,667)
TOTAL — NEW ZEALAND
(Cost $1,153,405)		2,209,406

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
* Euro Currency		204
(Cost $203)

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (3.0%)
Repurchase Agreement, Deutsche Bank Securities 2.61%, 03/01/05 (Collateralized by $22,089,134 U.S. Treasury Note 2.38%, 01/25/25, valued at $23,635,373) to be repurchased at $23,637,087 (Cost $23,635,373)	$23,635	23,635,373

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $14,949,000 FNMA Notes 2.95%, 11/14/07, valued at $15,042,431) to be repurchased at $14,820,976 (Cost $14,820,000)	14,820	14,820,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $38,455,373)		38,455,373
TOTAL INVESTMENTS - (100.0%)
(Cost $869,226,799)††		$1,261,197,467

20

†	See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $869,547,330.

21

TAX-MANAGED U.S. EQUITY PORTFOLIO
Schedule of Investments
February 28, 2005
(Unaudited)

Value†
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$722,093,223

Total Investments (100%) (Cost $608,164,038)††	$722,093,223

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $608,591,396.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
Schedule of Investments
February 28, 2005
(Unaudited)

	Shares	Value†
Investment in The DFA International Value Series of The DFA Investment Trust Company	8,276,910	$136,982,857

Total Investments (100%) (Cost $74,645,328)††		$136,982,857

†  See Security Valuation Note.

††  The cost for federal income tax purposes is $79,897,261.

VA SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (96.6%)
	1st Source Corp.	4,500	$103,140
	21st Century Insurance Group	6,600	93,324
*	3Com Corp.	13,000	46,540
*	4Kids Entertainment, Inc.	1,200	23,448
*	AAR Corp.	8,900	99,235
	ABC Bancorp	1,100	23,650
*	Abraxas Petroleum Corp.	1,000	2,790
*	ABX Air, Inc.	5,100	41,055
*	Accelrys, Inc.	8,205	43,815
*	Acme Communications, Inc.	3,800	22,800
*	ACT Teleconferencing, Inc.	2,400	1,656
*	Actel Corp.	2,000	34,120
	Action Performance Companies, Inc.	2,600	37,752
*	ActivCard Corp.	5,121	32,979
*	Active Power, Inc.	10,070	37,863
*	Adaptec, Inc.	28,646	155,834
*	Adept Technology, Inc.	340	2,210
*	Advanced Digital Information Corp.	2,100	17,451
*	Advanced Energy Industries, Inc.	1,500	13,965
*	Advanced Marketing Services, Inc.	1,400	10,388
*	Advanced Power Technology, Inc.	2,200	17,050
	Advanta Corp. Class A	2,300	50,669
	Advanta Corp. Class B Non-Voting	4,500	108,990
*	Aehr Test Systems	1,000	3,000
*	Aeroflex, Inc.	1,300	13,208
*	Aether Systems, Inc.	11,500	39,330
*	Aetrium, Inc.	700	2,240
*	Aftermarket Technology Corp.	1,275	18,500
*	Agile Software Corp.	9,100	62,426
	Agilysys, Inc.	8,400	158,424
*	Air Methods Corp.	2,500	18,875
*	AirNet Systems, Inc.	2,200	9,020
*	Airspan Networks, Inc.	5,800	25,462
*	AK Steel Holding Corp.	12,100	212,355
*	Akamai Technologies, Inc.	1,900	20,919
	Alamo Group, Inc.	1,700	41,990
*	Alaska Air Group, Inc.	8,300	235,388
	Alaska Communications Systems Group, Inc.	1,700	14,603
*	Albany Molecular Research, Inc.	2,800	27,440
*	Alderwoods Group, Inc.	500	6,125
	Aldila, Inc.	433	7,045
*	Aleris International, Inc.	4,215	84,595
	Alexander & Baldwin, Inc.	7,700	349,580
	Alfa Corp.	600	8,658
*	All American Semiconductor, Inc.	260	1,495

1

*	Alliance Semiconductor Corp.	9,200	24,748
*	Allied Defense Group, Inc.	1,900	43,700
*	Allied Healthcare International, Inc.	2,300	15,042
*	Allied Healthcare Products, Inc.	1,700	10,540
*	Allied Holdings, Inc.	1,200	5,340
*	Allied Motion Technologies, Inc.	400	3,028
*	Allmerica Financial Corp.	4,900	175,420
*	Alloy, Inc.	9,200	55,936
*	Alpha Technologies Group, Inc.	520	62
	Alpharma, Inc. Class A	12,300	161,376
*	AM-CH, Inc.	250	150
	Ambassadors International, Inc.	1,200	17,712
*	Amcast Industrial Corp.	700	17
	Amerco, Inc.	1,300	57,993
* #	America West Holdings Corp. Class B	5,300	25,970
	American Axle & Manufacturing Holdings, Inc.	6,800	179,656
*	American Dental Partners, Inc.	900	22,518
	American Greetings Corp. Class A	10,700	263,541
	American Italian Pasta Co.	2,100	56,700
*	American Pacific Corp.	700	6,223
*	American Physicians Capital, Inc.	2,400	87,576
	American Physicians Services Group, Inc.	500	6,050
	American Shared Hospital Services	400	2,368
	American Software, Inc. Class A	2,700	16,173
*	American Technical Ceramics Corp.	200	1,860
*	AmeriServe Financial, Inc.	3,200	17,600
	Ameron International Corp.	1,800	63,216
	AmerUs Group Co.	6,800	327,284
	Ampco-Pittsburgh Corp.	1,400	18,550
	Amrep Corp.	600	13,674
*	Anadigics, Inc.	8,000	18,960
*	Analex Corp.	1,100	3,905
	Analogic Corp.	2,900	124,526
*	Analysts International Corp.	5,600	21,896
*	Anaren, Inc.	4,700	60,019
	Andersons, Inc.	1,000	31,650
	Angelica Corp.	1,900	56,183
	Anixter International, Inc.	70	2,628
*	AnswerThink, Inc.	4,150	17,762
*	APA Enterprises, Inc.	800	1,432
*	Applica, Inc.	6,700	34,639
*	Applied Films Corp.	1,600	35,920
	Applied Industrial Technologies, Inc.	8,250	233,640
*	Applied Innovation, Inc.	1,600	5,856
*	Applied Micro Circuits Corp.	33,255	114,730
*	Apropos Technology, Inc.	4,000	11,760
*	Arch Capital Group, Ltd.	600	24,888
	Arch Chemicals, Inc.	3,804	108,718
*	Arena Pharmaceuticals, Inc.	6,700	35,845
*	Argonaut Group, Inc.	7,000	164,430
*	Argonaut Technologies, Inc.	400	336
*	Ariba, Inc.	7,950	72,424
*	Arlington Hospitality, Inc.	400	1,104
* #	Armstrong Holdings, Inc.	1,400	3,080
*	Arqule, Inc.	6,600	33,000

2

*	Arris Group, Inc.	18,560	117,856
*	Art Technology Group, Inc.	1,172	1,360
*	Ascential Software Corp.	6,675	103,529
*	Ashworth, Inc.	3,500	38,605
*	Aspen Technology, Inc.	5,900	31,270
*	Astea International, Inc.	240	1,788
*	Astec Industries, Inc.	2,700	50,085
	Astro-Med, Inc.	1,100	10,780
* #	AstroPower, Inc.	27	0
* #	ATA Holdings Corp.	800	800
*	Atlantic American Corp.	1,900	5,719
*	Atlantis Plastics, Inc.	600	12,600
	Atrion Corp.	200	10,200
*	ATS Medical, Inc.	3,000	11,430
*	Audiovox Corp. Class A	5,000	74,550
*	Ault, Inc.	100	255
*	AutoImmune, Inc.	1,100	973
*	Avalon Holding Corp. Class A	262	825
*	Avanex Corp.	6,800	11,832
*	Avatar Holdings, Inc.	1,000	50,870
*	Avici Systems, Inc.	2,975	16,065
*	Avigen, Inc.	5,300	15,158
*	Aware, Inc.	5,206	31,965
*	Axcelis Technologies, Inc.	100	860
*	AXT, Inc.	5,006	6,958
*	Aztar Corp.	2,900	86,159
*	AZZ, Inc.	900	14,580
	Bairnco Corp.	900	10,755
	Baldwin & Lyons, Inc. Class B	750	19,072
*	Baldwin Technology Co., Inc. Class A	1,400	3,738
*	Ballantyne of Omaha, Inc.	1,200	5,976
*	Bally Total Fitness Holding Corp.	8,200	26,732
*	Bancinsurance Corp.	625	4,569
	Bandag, Inc.	800	35,368
	Bandag, Inc. Class A	900	36,261
	Banknorth Group, Inc.	1,241	44,788
	Banner Corp.	2,773	81,942
	Barnes Group, Inc.	1,600	42,688
*	Barry (R.G.) Corp.	1,300	5,135
	Bassett Furniture Industries, Inc.	3,100	59,055
	Bay View Capital Corp.	1,272	20,734
	Belden CDT, Inc.	9,346	224,491
*	Bell Industries, Inc.	1,860	5,561
*	Bell Microproducts, Inc.	7,150	63,849
*	Beverly Enterprises, Inc.	10,700	128,400
	Beverly Hills Bancorp, Inc.	2,008	19,377
*	Big 4 Ranch, Inc.	300	0
*	Big Lots, Inc.	12,500	145,875
*	Biosource International, Inc.	1,000	6,000
	Black Box Corp.	4,000	155,800
	Blair Corp.	1,800	59,040
	Blockbuster, Inc. Class A	8,602	76,300
*	Blue Martini Software, Inc.	2,000	4,920
*	Bluegreen Corp.	7,000	172,760
*	BNS Holding, Inc. Class A	240	1,577

3

	Bob Evans Farms, Inc.	8,300	187,995
	Bogen Communications International, Inc.	1,000	4,400
*	Bolt Technology Corp.	300	1,800
*	Bombay Co., Inc.	9,600	54,720
	Bon-Ton Stores, Inc.	3,200	55,072
* #	Bookham, Inc.	1,297	2,776
	Books-A-Million, Inc.	2,700	24,057
*	Boston Communications Group, Inc.	2,000	15,080
	Bowne & Co., Inc.	9,400	148,520
*	Boyds Collection, Ltd.	11,300	25,764
*	BPZ Energy, Inc.	38	218
*	Brillian Corp.	850	2,499
	Brookline Bancorp, Inc.	7,300	110,814
	Brown Shoe Company, Inc.	1,700	56,780
*	Bruker BioSciences Corp.	5,453	20,340
*	Brush Engineered Materials, Inc.	1,900	38,703
*	BTU International, Inc.	1,700	5,202
*	Buca, Inc.	4,852	33,527
*	Buckeye Technologies, Inc.	9,723	116,384
	Building Materials Holding Corp.	3,500	161,490
	Burlington Coat Factory Warehouse Corp.	11,611	325,572
*	Butler International, Inc.	1,000	4,290
	C&D Technologies, Inc.	3,200	44,096
*	C-COR, Inc.	1,600	12,128
*	CalAmp Corp.	2,100	15,204
	Calgon Carbon Corp.	9,700	84,681
*	California Coastal Communities, Inc.	1,000	25,730
	California First National Bancorp	1,000	12,750
*	Caliper Life Sciences, Inc.	8,008	57,978
	Callaway Golf Co.	6,100	81,862
*	Callon Petroleum Co.	4,538	72,472
#	Cal-Maine Foods, Inc.	2,600	25,272
	Cambrex Corp.	3,000	68,070
*	Canterbury Consulting Group, Inc.	142	53
*	Capital Pacific Holdings, Inc.	1,200	5,310
*	Capital Senior Living Corp.	7,400	40,404
*	Capstone Turbine Corp.	13,100	22,139
*	Captaris, Inc.	7,800	37,908
*	Caraustar Industries, Inc.	7,400	105,746
*	Cardiac Sciences, Inc.	5,000	9,150
* #	Cardiotech International, Inc.	842	1,852
	Carpenter Technology Corp.	5,935	401,325
*	Carriage Services, Inc.	4,100	20,500
*	Carrier Access Corp.	3,400	23,664
*	Carrington Laboratories, Inc.	1,000	6,690
	Cascade Corp.	500	17,950
	Casey’s General Stores, Inc.	10,700	193,028
*	Castle (A.M.) & Co.	1,600	25,024
	Castle Energy Corp.	1,800	21,402
*	Casual Male Retail Group, Inc.	900	5,211
*	Catalina Lighting, Inc.	120	816
*	Catalytica Energy Systems, Inc.	2,000	4,900
*	Cavalier Homes, Inc.	3,300	17,754
	CDI Corp.	2,200	45,782
*	Celadon Group, Inc.	595	12,935

4

*	Celebrity, Inc. Escrow Shares	125	0
	Celeritek, Inc.	3,000	2,280
*	Cell Genesys, Inc.	4,300	25,886
*	CellStar Corp.	4,800	14,112
*	Centillium Communications, Inc.	2,400	4,920
*	Central Garden & Pet Co.	4,400	200,728
	Central Parking Corp.	9,085	125,918
*	Century Business Services, Inc.	19,127	80,142
*	Cenveo, Inc.	6,300	23,499
*	Ceres Group, Inc.	8,513	45,630
	CFS Bancorp, Inc.	3,100	44,020
	Champion Industries, Inc.	1,000	4,360
*	Championship Auto Racing Teams, Inc.	1,100	168
*	Champps Entertainment, Inc.	3,000	26,760
*	Channell Commercial Corp.	100	778
*	Charlotte Russe Holding, Inc.	2,634	31,424
*	Charming Shoppes, Inc.	29,641	228,532
* #	Charter Communications, Inc.	35,057	64,154
*	Checkpoint Systems, Inc.	3,300	55,077
	Chesapeake Corp.	5,500	117,975
	Chiquita Brands International, Inc.	4,800	109,536
*	Chromcraft Revington, Inc.	100	1,305
*	Chronimed, Inc.	3,000	23,460
*	Ciber, Inc.	18,600	139,314
*	CIENA Corp.	9,800	19,404
*	Cincinnati Bell, Inc.	15,500	68,200
*	Ciprico, Inc.	1,000	3,960
	CIRCOR International, Inc.	3,805	95,125
*	Cirrus Logic, Inc.	7,700	36,036
*	Citizens, Inc.	2,001	11,206
	Clark, Inc.	5,236	91,473
*	Clarus Corp.	4,500	38,925
*	CMS Energy Corp.	18,125	220,037
*	CNA Surety Corp.	9,130	125,994
	Coachmen Industries, Inc.	4,100	61,459
*	Coast Dental Services, Inc.	333	1,199
	Coast Distribution System, Inc.	800	5,920
*	Coastcast Corp.	1,000	2,350
*	Cobra Electronics Corp.	1,000	7,320
*	Coeur d’Alene Mines Corp.	2,500	10,025
*	Cogent Communications Group, Inc.	96	64
*	Coherent, Inc.	7,697	233,604
*	Collins & Aikman Corp.	20,600	40,994
*	Columbus McKinnon Corp.	2,500	31,480
*	Comarco, Inc.	1,000	8,500
*	Comdial Corp.	40	26
*	Comforce Corp.	2,000	6,100
*	Comfort Systems USA, Inc.	10,600	81,832
* #	Commerce One, Inc.	4,350	729
	Commercial Federal Corp.	10,200	278,766
	Commercial Metals Co.	8,200	285,360
	Communications Systems, Inc.	1,000	12,740
	Community Bank System, Inc.	5,500	129,030
*	Compex Technologies, Inc.	3,000	14,250
*	CompuCredit Corp.	11,400	341,088

5

*	Compudyne Corp.	700	3,381
*	Computer Horizons Corp.	4,300	16,082
*	Computer Network Technology Corp.	7,200	35,280
*	Computer Task Group, Inc.	4,200	15,078
	CompX International, Inc.	200	3,336
*	COMSYS IT Partners, Inc.	4	52
*	Concord Camera Corp.	6,500	11,830
*	Conexant Systems, Inc.	14,234	25,621
*	Congoleum Corp. Class A	1,000	5,570
*	Conmed Corp.	6,500	192,465
*	Consolidated Graphics, Inc.	2,328	121,172
*	Consumer Portfolio Services, Inc.	4,389	22,998
*	Continental Airlines, Inc.	18,350	196,528
*	Convera Corp.	1,700	9,979
* #	Cooker Restaurant Corp.	500	3
	Cooper Tire & Rubber Co.	9,900	191,565
*	Copper Mountain Networks, Inc.	400	540
*	Corixa Corp.	1,200	4,656
	Corn Products International, Inc.	5,900	165,023
*	Cornell Companies, Inc.	3,352	47,800
*	Correctional Services Corp.	3,000	8,130
*	Corrpro Companies, Inc.	375	341
*	Cosine Communications, Inc.	2,200	5,170
*	Covenant Transport, Inc. Class A	3,300	68,079
	CPAC, Inc.	1,000	4,940
*	Credence Systems Corp.	12,000	105,240
*	Credit Acceptance Corp.	7,000	159,950
*	Criticare Systems, Inc.	600	1,902
*	Cross (A.T.) Co. Class A	1,800	9,630
*	Cross Country Healthcare, Inc.	7,728	118,161
*	Crossroads Systems, Inc.	2,700	3,213
*	Crown Andersen, Inc.	100	115
*	Crown Media Holdings, Inc.	8,100	73,953
*	CSP, Inc.	266	2,135
	CSS Industries, Inc.	1,500	49,440
	CT Communications, Inc.	4,600	51,290
	CTS Corp.	9,000	118,350
*	Culp, Inc.	2,800	17,360
*	Cumulus Media, Inc. Class A	14,400	203,760
*	CuraGen Corp.	12,161	67,250
*	Curative Health Services, Inc.	4,500	19,620
*	Curis, Inc.	2,700	11,016
	Cutter & Buck, Inc.	2,350	36,777
*	Cybersource Corp.	1,600	8,608
*	Cybex International, Inc.	1,400	5,320
* #	CytRx Corp.	700	875
	D&E Communications, Inc.	3,408	36,363
	D&K Healthcare Resources, Inc.	4,019	30,946
*	Danielson Holding Corp.	5,250	85,260
*	Data I/O Corp.	1,500	4,651
*	Data Systems & Software, Inc.	1,500	1,275
*	Datalink Corp.	1,300	3,224
*	Dataram Corp.	700	3,388
*	Dave & Busters, Inc.	1,400	27,608
*	Dawson Geophysical Co.	300	7,467

6

	Delphi Financial Group, Inc. Class A	7,511	334,840
	Delta Apparel, Inc.	420	12,474
*	Delta Woodside Industries, Inc.	525	425
*	Denali, Inc.	1,100	0
*	Department 56, Inc.	1,500	24,780
*	Devcon International Corp.	400	5,773
*	Digimarc Corp.	4,100	31,734
*	Digital Angel Corp.	5,600	24,920
	DIMON, Inc.	12,100	78,408
*	Discovery Partners International, Inc.	6,500	29,250
*	Distributed Energy Systems Corp.	8,300	32,951
*	Dixie Group, Inc.	2,900	53,621
*	Dollar Thrifty Automotive Group, Inc.	6,900	212,727
*	Dominion Homes, Inc.	800	15,376
	Donegal Group, Inc. Class A	666	15,897
	Donegal Group, Inc. Class B	333	7,359
*	Donnkenny, Inc.	50	2
*	DoubleClick, Inc.	24,200	188,518
	Dover Motorsports, Inc.	4,100	23,739
*	drugstore.com, Inc.	6,900	15,732
*	DT Industries, Inc.	1,300	7
*	Duckwall-ALCO Stores, Inc.	1,000	18,250
*	Ducommun, Inc.	2,100	42,840
*	DuPont Photomasks, Inc.	4,800	126,432
*	Dura Automotive Systems, Inc.	4,514	32,726
*	Dynegy, Inc.	32,000	133,120
*	E Com Ventures, Inc.	250	3,067
*	E.piphany, Inc.	18,400	63,848
	Eastern Co.	300	7,050
*	Echelon Corp.	3,960	27,601
	Ecology & Environment, Inc. Class A	200	1,520
*	Eden Bioscience Corp.	1,700	1,275
*	Edgewater Technology, Inc.	1,567	7,913
*	Electro Rent Corp.	5,400	75,114
*	Electro Scientific Industries, Inc.	2,100	47,460
*	Electroglas, Inc.	4,512	18,635
*	Electronics for Imaging, Inc.	5,500	91,135
*	eLoyalty Corp.	900	6,552
	EMC Insurance Group, Inc.	1,200	23,256
*	EMCOR Group, Inc.	1,400	67,522
*	EMCORE Corp.	8,100	24,300
* #	Emisphere Technologies, Inc.	2,100	9,828
*	Emmis Communications Corp. Class A	5,200	97,240
*	EMS Technologies, Inc.	2,400	36,264
*	ENBC Corp.	300	2
*	Encore Medical Corp.	300	1,569
*	Endologix, Inc.	100	622
*	Enesco Group, Inc.	3,700	30,266
*	EnPro Industries, Inc.	2,900	80,997
*	Entravision Communications Corp.	15,800	129,560
*	Entrust, Inc.	3,100	12,524
*	ePlus, Inc.	1,900	24,909
*	Epoch Holding Corp.	800	3,680
*	ePresence, Inc. Escrow Shares	2,300	299
*	ESS Technology, Inc.	4,100	23,124

7

*	Esterline Technologies Corp.	5,549	182,451
*	Evans & Sutherland Computer Corp.	900	5,760
*	Evergreen Solar, Inc.	2,200	13,024
*	Exabyte Corp.	100	29
*	Exar Corp.	10,200	144,126
*	Exelixis, Inc.	567	4,031
*	EZCORP, Inc. Class A Non-Voting	2,100	40,509
*	Fab Industries, Inc.	500	2,005
*	Fairchild Corp. Class A	5,813	19,241
* #	FalconStor Software, Inc.	1,200	8,712
*	Famous Dave’s of America, Inc.	287	3,203
	FBL Financial Group, Inc. Class A	7,100	194,185
*	Featherlite, Inc.	900	6,147
	Fedders Corp.	270	832
* #	Federal-Mogul Corp.	5,000	1,625
	Fidelity Southern Corp.	500	8,800
*	Finlay Enterprises, Inc.	2,700	32,589
*	Firebrand Financial Group, Inc.	300	22
*	First Bank of Delaware	330	1,360
	First Citizens BancShares, Inc.	1,200	177,348
*	First Consulting Group, Inc.	2,400	14,520
	First Defiance Financial Corp.	700	19,950
	First Federal Bancshares of Arkansas, Inc.	400	9,724
*	First Horizon Pharmaceutical Corp.	5,400	88,776
	First Indiana Corp.	3,600	90,720
*	First Investors Financial Services Group, Inc.	500	2,400
	First Keystone Financial, Inc.	100	2,294
	First Merchants Corp.	1,600	42,272
	First Niagara Financial Group, Inc.	6,700	91,723
	First Place Financial Corp.	3,075	61,223
*	Fischer Imaging Corp.	300	1,305
*	Five Star Quality Care, Inc.	1,500	12,750
*	Flanders Corp.	1,200	12,552
	Flexsteel Industries, Inc.	600	9,421
*	Flow International Corp.	1,900	8,379
	Flowers Foods, Inc.	750	22,500
*	Flowserve Corp.	14,400	359,856
*	Foodarama Supermarkets, Inc.	100	3,825
*	Footstar, Inc.	3,400	19,380
*	Forgent Networks, Inc.	2,600	5,619
*	Foster (L.B.) Co. Class A	1,800	17,010
*	Foster Wheeler, Ltd.	305	5,475
*	FPIC Insurance Group, Inc.	2,500	86,450
*	Franklin Covey Co.	3,400	8,806
*	Franklin Electronic Publishers, Inc.	500	1,800
	Friedman Industries, Inc.	36	321
*	Friedmans, Inc. Class A	4,200	6,930
*	Frontier Airlines, Inc.	10,900	92,105
*	Frozen Food Express Industries, Inc.	4,200	48,762
*	FSI International, Inc.	6,500	30,095
*	FTI Consulting, Inc.	5,700	108,300
* #	FuelCell Energy, Inc.	500	5,400
	Fuller (H.B.) Co.	3,500	93,240
	Furniture Brands International, Inc.	5,400	125,442
*	G-III Apparel Group, Ltd.	600	4,626

8

*	Gadzooks, Inc.	1,600	116
*	Gaiam, Inc.	1,300	6,851
	GameTech International, Inc.	1,600	6,160
*	Gardner Denver Machinery, Inc.	100	4,111
*	Gateway, Inc.	44,400	208,680
	GATX Corp.	12,800	383,744
*	Gaylord Entertainment Co.	11,149	477,177
*	Gehl Co.	1,000	27,330
*	Genaissance Pharmaceuticals, Inc.	1,500	2,505
	Gencorp, Inc.	7,200	134,424
*	Gene Logic, Inc.	8,200	25,912
*	Genesee & Wyoming, Inc.	4,001	96,464
*	Genesis HealthCare Corp.	1,600	65,888
*	Genesis Microchip, Inc.	3,199	47,153
*	Gerber Scientific, Inc.	5,500	35,255
*	Giant Group, Ltd.	1	381
*	Giant Industries, Inc.	3,400	107,644
	Gibraltar Industries, Inc.	2,900	71,543
*	Gibraltar Packaging Group, Inc.	900	2,115
	Glatfelter (P.H.) Co.	11,400	168,948
*	Glenayre Technologies, Inc.	7,600	18,164
*	Globecomm Systems, Inc.	1,400	8,666
*	Glowpoint, Inc.	3,800	8,170
*	GoAmerica, Inc.	21	127
	Goody’s Family Clothing, Inc.	4,200	39,438
*	Gottschalks, Inc.	1,400	12,348
*	GP Strategies Corp.	1,500	12,045
*	Graphic Packaging Corp.	4,100	24,887
	Gray Television, Inc.	10,939	159,053
	Gray Television, Inc. Class A	1,000	12,900
	Great American Financial Resources, Inc.	2,000	33,340
*	Great Atlantic & Pacific Tea Co., Inc.	10,000	111,200
	Great Lakes Chemical Corp.	100	2,670
*	Group 1 Automotive, Inc.	5,600	154,840
*	GTC Biotherapeutics, Inc.	6,700	11,792
*	GTSI Corp.	2,100	20,160
	Guaranty Federal Bancshares, Inc.	100	2,334
*	Guilford Pharmaceuticals, Inc.	1,900	8,607
*	Gulfmark Offshore, Inc.	5,200	141,492
*	Gymboree Corp.	100	1,199
*	Ha-Lo Industries, Inc.	3,600	3
	Haggar Corp.	600	12,306
*	Hain Celestial Group, Inc.	9,000	168,030
	Hancock Fabrics, Inc.	2,300	19,780
	Handleman Co.	4,191	86,377
*	Hanger Orthopedic Group, Inc.	5,800	35,264
*	Hanover Compressor Co.	24,002	317,786
	Hardinge, Inc.	1,000	14,680
	Harleysville Group, Inc.	7,273	154,042
*	Harris Interactive, Inc.	6,200	31,000
*	Hartmarx Corp.	3,000	24,960
*	Harvard Bioscience, Inc.	4,900	19,992
*	Hastings Entertainment, Inc.	3,300	24,156
	Haverty Furniture Co., Inc.	2,200	35,640
*	Hawaiian Holdings, Inc.	3,200	20,768

9

*	Hawk Corp.	2,300	21,597
*	Hayes Lemmerz International, Inc.	3,800	28,880
*	HealthTronics Surgical Services, Inc.	5,386	53,268
*	HEI, Inc.	100	315
	Heico Corp.	2,200	49,786
	Heico Corp. Class A	401	7,058
*	Herley Industries, Inc.	3,300	59,697
*	Hexcel Corp.	4,700	78,161
	HF Financial Corp.	330	7,049
	Hirsch International Corp. Class A	600	623
	HMN Financial, Inc.	750	24,112
*	HMS Holdings Corp.	3,400	24,820
*	Hoenig Group Escrow Shares	500	0
*	Hollywood Media Corp.	3,100	16,275
*	HomeStore, Inc.	3,200	7,616
	Hooper Holmes, Inc.	15,200	67,336
	Horace Mann Educators Corp.	11,066	207,598
*	Horizon Health Corp.	300	10,500
* #	Horizon Offshore, Inc.	6,900	6,210
*	Houston Exploration Co.	6,600	382,140
	Hughes Supply, Inc.	1,980	60,687
*	Hypercom Corp.	11,200	52,640
*	I-many, Inc.	4,000	6,360
*	Ibis Technology Corp.	600	1,734
*	ICO, Inc.	2,200	7,744
*	Identix, Inc.	8,678	51,894
*	IDT Corp.	6,300	92,484
*	IDT Corp. Class B	6,800	104,176
*	iGATE Capital Corp.	8,508	34,968
	IKON Office Solutions, Inc.	22,900	241,595
	Imation Corp.	3,700	127,243
*	ImmunoGen, Inc.	5,800	34,104
*	IMPCO Technologies, Inc.	1,900	11,020
*	Imperial Sugar Co.	2,100	0
	Imperial Sugar Co.	2,416	34,839
*	Incyte Corp.	9,259	80,831
*	Industrial Distribution Group, Inc.	1,900	17,195
	Infinity Property & Casualty Corp.	2,100	67,473
*	InFocus Corp.	10,600	67,840
*	Inforte Corp.	3,100	19,995
*	Infosonics Corp.	400	1,228
	Ingles Market, Inc. Class A	3,000	39,030
*	Innotrac Corp.	1,200	10,704
*	Innovative Clinical Solutions, Ltd.	52	0
*	Innovex, Inc.	4,300	18,447
*	Input/Output, Inc.	7,200	53,136
*	Insight Communications Co., Inc.	13,537	128,601
*	Insight Enterprises, Inc.	6,764	120,399
*	Insituform Technologies, Inc. Class A	2,300	36,478
* #	Insmed, Inc.	1,600	2,064
*	Instinet Group, Inc.	3,500	21,157
*	Insurance Auto Auctions, Inc.	3,213	89,354
*	InsWeb Corp.	333	976
*	Integrated Device Technology, Inc.	5,800	72,558
*	Integrated Electrical Services, Inc.	11,100	37,296

10

*	Integrated Silicon Solution, Inc.	4,100	26,158
*	Intelligent Systems Corp.	500	1,550
*	Interface, Inc. Class A	11,000	91,630
*	Interland, Inc.	4,600	11,868
	International Aluminum Corp.	500	16,695
*	International Shipholding Corp.	400	6,728
*	Internet Commerce Corp.	400	816
	Interpool, Inc.	13,950	320,152
*	Interstate Hotels & Resorts, Inc.	2,300	11,270
*	Interwoven, Inc.	4,400	39,908
*	Iomega Corp.	12,600	56,952
*	Iridex Corp.	500	2,940
	Irwin Financial Corp.	2,400	54,528
*	ITLA Capital Corp.	1,000	49,880
*	iVillage, Inc.	2,100	12,075
*	iVow, Inc.	125	132
*	IXYS Corp.	2,591	26,791
*	J. Alexander’s Corp.	1,000	7,350
*	Jaclyn, Inc.	200	962
*	Jaco Electronics, Inc.	550	1,650
*	Jacuzzi Brands, Inc.	4,100	42,230
*	Jakks Pacific, Inc.	6,300	124,551
*	JDA Software Group, Inc.	7,400	99,382
*	Jo-Ann Stores, Inc.	4,300	129,258
*	Johnson Outdoors, Inc.	1,500	30,510
*	JPS Industries, Inc.	1,000	4,700
*	K2, Inc.	12,697	181,948
*	Kadant, Inc.	3,900	78,195
	Kaman Corp. Class A	6,200	73,966
*	Kansas City Southern	17,500	343,350
*	Katy Industries, Inc.	800	3,768
*	Keane, Inc.	2,200	29,128
*	Keith Companies, Inc.	1,114	19,216
*	Kellstrom Industries, Inc.	1,200	2
	Kellwood Co.	7,718	221,275
	Kelly Services, Inc. Class A	5,300	156,615
*	Kemet Corp.	24,912	203,531
*	Kendle International, Inc.	3,100	36,239
*	Kennedy-Wilson, Inc.	1,000	8,400
*	Key Technology, Inc.	100	978
*	Key Tronic Corp.	1,000	3,070
*	Keynote Systems, Inc.	1,700	20,230
*	Keystone Consolidated Industries, Inc.	98	18
	Kimball International, Inc. Class B	5,971	85,326
*	Kindred Healthcare, Inc.	9,300	304,110
	Knape & Vogt Manufacturing Co.	550	7,058
*	Knight Trading Group, Inc.	22,000	230,120
	La-Z-Boy, Inc.	6,100	91,195
*	LaBranche & Co., Inc.	14,030	129,777
*	LaCrosse Footwear, Inc.	900	11,052
*	Ladish Co., Inc.	2,200	26,664
*	Lakes Entertainment, Inc.	4,150	74,119
*	Lancer Corp.	1,300	20,215
	LandAmerica Financial Group, Inc.	4,700	257,278
	Landry’s Restaurants, Inc.	7,200	208,440

11

*	Lantronix, Inc.	2,300	3,841
*	Large Scale Biology Corp.	1,000	880
*	Lattice Semiconductor Corp.	26,200	138,336
*	Lazare Kaplan International, Inc.	1,000	10,750
*	LCC International, Inc. Class A	4,600	23,828
*	Lesco, Inc.	2,700	39,150
*	Liberate Technologies, Inc.	10,900	25,506
	Liberty Corp.	4,310	188,562
*	Lightbridge, Inc.	6,000	34,740
*	LightPath Technologies, Inc.	287	1,007
*	Lin TV Corp.	2,800	49,364
*	Linens ‘n Things, Inc.	5,000	134,450
	Lithia Motors, Inc. Class A	3,868	101,612
*	LMI Aerospace, Inc.	300	2,067
*	Lodgian, Inc.	6	72
*	Logic Devices, Inc.	1,100	1,628
*	LogicVision, Inc.	1,100	2,948
	Lone Star Steakhouse & Saloon, Inc.	5,300	140,980
	Longs Drug Stores Corp.	9,700	264,131
	Longview Fibre Co.	13,300	223,440
	Louisiana-Pacific Corp.	300	7,881
	LSI Industries, Inc.	5,100	57,018
*	LTX Corp.	100	540
*	Luby’s, Inc.	5,700	38,703
	Lufkin Industries, Inc.	700	30,247
*	Lydall, Inc.	3,900	44,265
*	M&F Worldwide Corp.	4,700	64,860
	M/I Homes, Inc.	1,400	78,820
*	Mac-Gray Corp.	2,300	18,952
*	Madden (Steven), Ltd.	900	16,812
	MAF Bancorp, Inc.	2,190	95,462
*	Magna Entertainment Corp.	2,000	13,160
*	Magnetek, Inc.	6,500	32,630
*	Magnum Hunter Resources, Inc.	22,284	372,811
*	Main Street Restaurant Group, Inc.	3,800	8,360
*	MAIR Holdings, Inc.	4,800	43,200
*	Management Network Group, Inc.	7,100	17,466
*	Manchester Technologies, Inc.	1,000	9,990
*	Manugistic Group, Inc.	14,000	28,000
* #	Marisa Christina, Inc.	600	591
	Maritrans, Inc.	500	9,865
*	Marlton Technologies, Inc.	200	176
	Marsh Supermarkets, Inc. Class A	300	3,720
	Marsh Supermarkets, Inc. Class B	400	5,700
*	Marten Transport, Ltd.	200	4,610
*	Mastec, Inc.	12,400	112,716
*	Material Sciences Corp.	3,100	47,895
* #	Matrix Service Co.	1,700	13,651
*	Maxco, Inc.	700	2,597
	Maxcor Financial Group, Inc.	1,400	12,600
*	Maxim Pharmaceuticals, Inc.	2,000	3,520
	Maximus, Inc.	1,000	33,860
*	Maxtor Corp.	17,200	95,288
*	Maxxam, Inc.	1,000	29,720
*	Maxygen, Inc.	4,200	40,404

12

*	Mayor’s Jewelers, Inc.	3,400	2,312
*	McDATA Corp.	6,000	23,580
	MCG Capital Corp.	4,600	79,994
	McRae Industries, Inc. Class A	200	2,608
*	MDI, Inc.	1,400	924
*	Meade Instruments Corp.	4,700	14,570
*	Meadowbrook Insurance Group, Inc.	7,000	37,800
*	MedCath Corp.	4,115	116,825
	Media General, Inc. Class A	2,400	153,576
* #	Medialink Worldwide, Inc.	500	2,510
*	Medical Staffing Network Holdings, Inc.	3,900	25,428
*	Medicore, Inc.	100	975
*	MedQuist, Inc.	7,100	92,122
	Mercury Air Group, Inc.	600	2,076
*	Meridian Resource Corp.	7,900	48,348
*	Merix Corp.	1,500	15,225
*	Merrimac Industries, Inc.	200	1,820
*	Mesa Air Group, Inc.	200	1,492
*	Metals USA, Inc.	1,600	38,992
*	MetaSolv, Inc.	7,807	19,517
*	Metris Companies, Inc.	15,100	177,576
*	Metro One Telecommunications, Inc.	5,500	7,810
	MGP Ingredients, Inc.	1,800	13,806
*	Micro Component Technology, Inc.	800	296
*	Micro Linear Corp.	1,100	5,413
	MicroFinancial, Inc.	2,300	11,316
*	Microtek Medical Holdings, Inc.	6,200	23,498
*	Microtune, Inc.	5,200	25,480
*	Midwest Air Group, Inc.	4,700	11,985
*	Mikohn Gaming Corp.	1,500	18,420
*	Milacron, Inc.	11,326	32,166
*	MIM Corp.	1,900	13,091
	Minerals Technologies, Inc.	4,600	288,190
*	Misonix, Inc.	900	5,850
*	Mission Resources Corp.	5,200	35,464
*	Mitcham Industries, Inc.	1,000	6,980
*	MKS Instruments, Inc.	11,000	203,390
*	Mobile Mini, Inc.	3,200	119,168
	Modine Manufacturing Co.	7,103	231,203
*	Modtech Holdings, Inc.	3,163	26,886
*	Molecular Devices Corp.	1,100	22,847
	Monaco Coach Corp.	2,900	51,939
*	Monterey Pasta Co.	4,700	15,980
*	Mothers Work, Inc.	100	1,460
*	Motorcar Parts of America, Inc.	200	2,030
	Movado Group, Inc.	4,274	79,582
	Movie Gallery, Inc.	1,100	25,124
*	MPS Group, Inc.	27,300	293,202
*	MRV Communications, Inc.	9,500	35,150
*	MSC.Software Corp.	7,800	93,366
	Mueller Industries, Inc.	8,141	256,279
	Myers Industries, Inc.	8,387	109,450
	NACCO Industries, Inc. Class A	800	88,960
*	Nanogen, Inc.	2,200	8,734
*	Nanometrics, Inc.	2,800	34,776

13

* #	Napco Security Systems, Inc.	200	2,012
	Nash Finch Co.	2,936	116,295
*	Nashua Corp.	500	5,200
*	Nassda Corp.	200	1,328
*	NATCO Group, Inc. Class A	3,100	36,890
*	Nathan’s Famous, Inc.	1,400	10,822
	National Home Health Care Corp.	200	2,650
*	National Patent Development Corp.	1,500	3,900
	National Presto Industries, Inc.	800	33,488
*	National Research Corp.	300	4,128
*	National RV Holdings, Inc.	2,200	23,210
*	National Technical Systems, Inc.	1,100	4,785
*	Natrol, Inc.	1,000	3,000
*	Natural Alternatives International, Inc.	200	1,324
*	Natus Medical, Inc.	2,000	15,668
*	Navidec Financial Services	38	0
*	Navigant International, Inc.	3,800	48,792
*	Navigators Group, Inc.	2,700	81,000
*	NCI Building Systems, Inc.	4,800	179,424
*	NCO Group, Inc.	7,914	159,151
*	Neoforma, Inc.	3,000	25,530
*	NeoMagic Corp.	4,900	3,479
*	NES Rentals Holdings, Inc.	5	50
*	Net2Phone, Inc.	10,700	24,931
	NetBank, Inc.	2,148	19,246
*	NetIQ Corp.	14,100	166,239
*	NetRatings, Inc.	6,439	121,890
*	Netscout System, Inc.	3,800	19,722
*	Network Engines, Inc.	1,300	2,431
*	Network Equipment Technologies, Inc.	6,000	42,960
*	Neurogen Corp.	3,600	29,340
*	New Brunswick Scientific Co., Inc.	609	3,764
*	New Horizons Worldwide, Inc.	1,250	5,063
*	NewMarket Corp.	3,240	61,592
*	Newpark Resources, Inc.	15,200	97,128
*	Newport Corp.	9,900	139,491
	Niagara Corp.	1,200	9,060
*	NMS Communications Corp.	1,600	8,000
*	NMT Medical, Inc.	1,200	9,048
	NN, Inc.	1,400	15,092
*	Nobel Learning Communities, Inc.	200	1,734
*	North America Galvanizing & Coatings, Inc.	100	240
*	North American Scientific, Inc.	1,600	6,560
*	Northwest Pipe Co.	500	12,110
*	Nu Horizons Electronics Corp.	4,200	29,274
	NWH, Inc.	400	5,716
*	NYFIX, Inc.	6,400	29,120
	NYMAGIC, Inc.	1,000	22,900
*	O’Charleys, Inc.	2,029	42,852
*	O.I. Corp.	400	4,404
*	OCA, Inc.	13,000	64,480
*	Ocwen Financial Corp.	6,552	52,482
*	Odd Job Stores, Inc.	1,000	400
*	Offshore Logistics, Inc.	5,900	194,169
*	Ohio Casualty Corp.	15,636	377,297

14

*	Oil States International, Inc.	7,116	149,721
	Oil-Dri Corp. of America	100	1,820
*	Olympic Steel, Inc.	1,800	45,792
*	OM Group, Inc.	2,900	92,452
*	Omega Protein Corp.	5,900	47,377
*	OMNOVA Solutions, Inc.	800	3,768
*	On Assignment, Inc.	6,200	36,828
*	One Price Clothing Stores, Inc.	543	4
* #	Oneida, Ltd.	2,600	6,760
*	Opent Technologies, Inc.	500	3,755
*	Opinion Research Corp.	600	4,146
*	Oplink Communications, Inc.	1,100	1,760
*	OPTi, Inc.	1,200	1,812
*	Optical Cable Corp.	200	980
*	Optical Communication Products, Inc.	600	1,092
*	Orthologic Corp.	1,900	10,849
*	Oscient Pharmaceutical Corp.	2,700	9,099
*	OSI Systems, Inc.	3,800	64,524
*	Osteotech, Inc.	1,500	6,225
	Outlook Group Corp.	400	3,504
	Overseas Shipholding Group, Inc.	6,500	423,280
*	OYO Geospace Corp.	1,400	28,966
*	Pacific Premier Bancorp, Inc.	700	8,495
*	Palm Harbor Homes, Inc.	1,700	26,588
* #	PalmSource, Inc.	1,600	16,192
*	PAR Technology Corp.	1,000	14,700
*	Paradyne Networks Corp.	1,500	3,030
	Park Electrochemical Corp.	2,050	40,795
*	Parker Drilling Co.	19,600	115,836
	Parkvale Financial Corp.	100	2,957
*	Parlex Corp.	2,100	14,511
*	Pathmark Stores, Inc.	7,048	35,029
*	Patrick Industries, Inc.	1,000	10,220
	PAULA Financial	300	615
*	Payless Cashways, Inc.	34	0
*	Payless ShoeSource, Inc.	17,700	207,444
*	PC Connection, Inc.	5,900	45,253
*	PC-Tel, Inc.	4,800	36,240
*	Pediatric Services of America, Inc.	1,600	19,440
*	Peerless Systems Corp.	700	1,176
*	Pegasus Solutions, Inc.	5,400	64,368
*	Pegasystems, Inc.	3,700	22,089
*	Pemstar, Inc.	9,345	13,083
	Penford Corp.	400	5,776
	Penn Engineering & Manufacturing Corp. Non-Voting	1,100	20,075
*	Penn Treaty American Corp.	2,700	5,751
	Pep Boys - Manny, Moe & Jack	15,100	273,008
*	Perceptron, Inc.	1,800	14,760
*	Performance Food Group Co.	3,300	89,562
*	Pericom Semiconductor Corp.	6,100	54,107
*	Perry Ellis International, Inc.	2,400	54,432
*	Pervasive Software, Inc.	1,800	7,920
*	Petrocorp, Inc. Escrow Shares	1,700	102
*	Pharmacopia Drug Discovery, Inc.	1,700	8,296

15

	Phillips-Van Heusen Corp.	8,100	224,613
*	Phoenix Technologies, Ltd.	5,100	50,796
*	Photronics, Inc.	6,700	124,486
*	Pico Holdings, Inc.	1,780	39,231
	Pinnacle Bancshares, Inc.	200	3,044
*	Pinnacle Entertainment, Inc.	7,800	120,900
*	Pinnacle Systems, Inc.	4,994	21,374
*	Piper Jaffray Companies, Inc.	1,900	75,145
*	Planar Systems, Inc.	1,500	12,090
*	PLATO Learning, Inc.	2,000	15,540
*	Plexus Corp.	9,400	99,640
*	PMA Capital Corp. Class A	7,451	67,432
	Pocahontas Bancorp, Inc.	1,100	17,468
*	PolyOne Corp.	6,000	54,600
*	Pomeroy IT Solutions, Inc.	3,200	47,648
	Pope & Talbot, Inc.	1,600	25,920
	Potlatch Corp.	1,100	50,765
*	Power-One, Inc.	59	343
*	Powerwave Technologies, Inc.	14,701	100,702
*	PPT Vision, Inc.	300	210
*	PRAECIS Pharmaceuticals, Inc.	10,457	14,744
	Preformed Line Products Co.	200	6,778
*	Premiere Global Services, Inc.	1,500	15,270
	Presidential Life Corp.	7,200	111,672
*	PRG-Schultz International, Inc.	12,600	58,338
*	Price Communications Corp.	5,500	98,285
*	PriceSmart, Inc.	3,875	30,419
	Printronix, Inc.	300	5,016
*	Procom Technology, Inc.	900	1,463
	Providence & Worcester Railroad Co.	200	2,780
	Pulitzer, Inc.	2,100	133,728
*	Pure World, Inc.	520	790
	Pyramid Breweries, Inc.	300	546
	Quaker Fabric Corp.	4,050	17,091
*	Quality Dining, Inc.	1,400	4,438
	Quanex Corp.	4,550	267,768
*	Quanta Services, Inc.	28,900	226,865
*	Quantum Corp.	18,200	52,598
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	1,800	9,720
*	QuickLogic Corp.	6,000	22,020
*	Quidel Corp.	3,200	14,112
*	Quigley Corp.	291	2,439
*	Quovadx, Inc.	8,493	24,715
*	R&B, Inc.	1,100	29,974
*	Radio One, Inc.	1,800	24,732
*	Radiologix, Inc.	4,600	21,574
*	RadiSys Corp.	1,600	24,368
*	RailAmerica, Inc.	9,166	110,542
*	Raindance Communictions, Inc.	5,500	12,760
	Raytech Corp.	3,300	6,006
*	RCM Technologies, Inc.	1,500	7,350
*	Reading International, Inc. Class A	1,091	8,390
*	Reading International, Inc. Class B	60	458
* #	Redhook Ale Brewery, Inc.	1,000	3,650

16

*	Refac	60	252
	Regal-Beloit Corp.	6,006	185,225
*	Regent Communications, Inc.	12,500	63,000
*	Register.com, Inc.	3,900	24,024
*	Reliability, Inc.	500	218
	Reliance Steel & Aluminum Co.	7,500	342,750
*	Relm Wireless Corp.	400	848
*	Remec, Inc.	10,600	66,462
*	RemedyTemp, Inc.	1,900	18,354
*	Rent-Way, Inc.	6,400	49,984
*	Reptron Electronics, Inc.	39	228
*	Republic First Bancorp, Inc.	330	4,831
*	Res-Care, Inc.	4,700	64,343
	Resource America, Inc.	3,600	142,200
*	Retail Ventures, Inc.	8,328	60,878
*	Rex Stores Corp.	2,450	34,570
	Richardson Electronics, Ltd.	900	10,143
	Riggs National Corp.	7,000	135,450
	Riverview Bancorp, Inc.	300	6,402
*	Riviera Tool Co.	300	384
	RLI Corp.	5,600	242,480
	Roanoke Electric Steel Corp.	1,700	45,033
	Robbins & Myers, Inc.	3,700	88,800
* #	Robotic Vision Systems, Inc.	360	162
*	Rochester Medical Corp.	200	2,140
	Rock of Ages Corp.	500	3,550
*	Rockford Corp.	2,200	5,610
	Rock-Tenn Co. Class A	8,900	127,003
*	Rocky Shoes & Boots, Inc.	100	3,124
*	RTI International Metals, Inc.	5,100	138,210
*	RTW, Inc.	700	7,385
*	Rubio’s Restaurants, Inc.	2,500	28,525
	Ruddick Corp.	5,496	129,706
*	Rural/Metro Corp.	1,300	8,086
*	Rush Enterprises, Inc. Class A	500	7,965
*	Rush Enterprises, Inc. Class B	500	8,270
	Russ Berrie & Co., Inc.	1,400	31,864
	Russell Corp.	8,100	146,529
*	Ryan’s Restaurant Group, Inc.	6,700	90,048
	Ryerson Tull, Inc.	6,529	93,691
*	S&K Famous Brands, Inc.	300	5,253
*	Safeguard Scientifics, Inc.	27,700	44,043
*	SafeNet, Inc.	5,940	178,200
* #	Salton, Inc.	3,000	8,460
*	San Filippo (John B.) & Son, Inc.	500	12,998
*	Sands Regent Casino Hotel	400	4,212
*	SatCon Technology Corp.	1,300	2,288
	Saucony, Inc. Class B	300	7,800
*	SBS Technologies, Inc.	2,800	33,936
*	ScanSoft, Inc.	12,486	53,565
*	Scheid Vineyards, Inc.	200	1,222
*	Scholastic Corp.	3,800	134,824
*	Schuff International, Inc.	1,200	3,000
	Schulman (A.), Inc.	7,000	126,420
	Schweitzer-Maudoit International, Inc.	2,400	81,720

17

*	SCM Microsystems, Inc.	3,000	11,550
*	SCPIE Holdings, Inc.	1,200	13,164
*	SCS Transportation, Inc.	3,900	86,385
	Seaboard Corp.	200	214,000
*	Seabulk International, Inc.	7,100	127,729
*	SEACOR Holdings, Inc.	4,861	306,000
*	Secom General Corp.	80	109
*	SED International Holdings, Inc.	100	70
*	Selas Corp. of America	500	1,015
*	Selectica, Inc.	9,800	31,360
	Selective Insurance Group, Inc.	7,200	331,272
	Sensient Technologies Corp.	1,200	26,208
*	Sequa Corp. Class A	200	11,592
*	Sequenom, Inc.	8,400	10,156
*	Service Corp. International	41,800	315,172
*	Sharper Image Corp.	1,400	21,756
*	Shaw Group, Inc.	16,170	336,336
*	Shiloh Industries, Inc.	1,800	29,646
*	Shoe Carnival, Inc.	3,100	50,375
*	Sholodge, Inc.	600	2,460
*	ShopKo Stores, Inc.	9,900	173,349
*	SIFCO Industries, Inc.	400	1,944
* #	Silicon Graphics, Inc.	12,400	13,764
*	Silicon Storage Technology, Inc.	9,800	45,276
	Simmons First National Corp. Class A	1,500	39,000
*	SimpleTech, Inc.	6,300	24,759
*	Sipex Corp.	3,100	6,820
*	Sitel Corp.	16,300	29,829
*	Six Flags, Inc.	24,100	107,486
*	Skechers U.S.A., Inc. Class A	2,000	30,560
	Skyline Corp.	900	34,515
	Skywest, Inc.	5,300	90,471
*	Skyworks Solutions, Inc.	25,700	186,582
*	SL Industries, Inc.	200	2,680
*	Smart & Final Food, Inc.	2,900	37,700
*	Smith & Wollensky Restaurant Group, Inc.	2,000	9,840
	Smith (A.O.) Corp.	5,700	149,796
	Smith (A.O.) Corp. Convertible Class A	300	7,884
*	Smithway Motor Xpress Corp. Class A	600	3,638
*	Sola International, Inc.	6,400	178,048
*	Somera Communications, Inc.	7,400	11,470
	Sonic Automotive, Inc.	7,287	161,699
*	Sonic Foundry, Inc.	1,700	2,397
*	Sonic Innovations, Inc.	2,200	10,538
*	SonicWALL, Inc.	15,500	95,790
	Sound Federal Bancorp, Inc.	900	13,995
*	SOURCECORP, Inc.	3,700	77,256
	South Jersey Industries, Inc.	3,300	184,371
*	Southern Energy Homes, Inc.	1,600	8,960
*	Southwall Technologies, Inc.	2,300	2,944
*	Spacehab, Inc.	900	1,396
*	Spartan Stores, Inc.	4,300	43,559
	Spartech Corp.	3,700	81,289
*	Sparton Corp.	578	5,664
*	Spectrum Control, Inc.	700	5,222

18

*	Spherion Corp.	14,200	110,760
*	Spinnaker Exploration Co.	8,768	314,420
*	Sport Chalet, Inc.	600	8,292
*	Sport Supply Group, Inc.	300	848
*	Stage Stores, Inc.	1,500	57,840
	Standard Commercial Corp.	2,956	55,868
*	Standard Management Corp.	700	2,443
*	Standard Microsystems Corp.	1,500	26,295
	Standard Motor Products, Inc.	4,600	53,176
	Standard Register Co.	5,700	77,463
	Starrett (L.S.) Co. Class A	200	4,078
	State Auto Financial Corp.	300	8,379
	State Financial Services Corp. Class A	100	3,058
	Steel Dynamics, Inc.	1,800	80,172
	Steel Technologies, Inc.	2,900	89,407
*	Steinway Musical Instruments, Inc.	1,600	43,328
*	Stellent, Inc.	4,900	44,051
	Stepan Co.	500	11,850
	Stephan Co.	200	904
	Stewart & Stevenson Services, Inc.	6,800	145,656
*	Stewart Enterprises, Inc.	26,000	164,840
	Stewart Information Services Corp.	4,100	163,959
*	Stifel Financial Corp.	734	15,781
*	Stillwater Mining Co.	17,200	195,736
*	Stone Energy Corp.	3,200	160,736
*	Stoneridge, Inc.	5,800	70,006
*	StorageNetworks, Inc. Escrow Shares	10,100	274
*	Strategic Distribution, Inc.	200	2,698
*	Stratos International, Inc.	3,061	13,836
*	Stratus Properties, Inc.	650	10,589
	Stride Rite Corp.	10,200	132,600
*	Suburban Lodges of America, Inc. Escrow Shares	2,200	0
	Summa Industries, Inc.	200	1,834
*	SumTotal Systems, Inc.	1,636	9,243
*	Sun Bancorp, Inc.	1,400	34,300
*	Suncoast Naturals, Inc.	13	2
*	Sunrise Senior Living, Inc.	4,900	232,260
	Sunrise Telecom, Inc.	6,000	16,680
*	Suntron Corp.	325	926
#	Superior Industries International, Inc.	3,700	97,976
	Superior Uniform Group, Inc.	800	11,344
	Supreme Industries, Inc.	520	3,505
	SureWest Communications	1,300	29,042
	Susquehanna Bancshares, Inc.	4,300	105,952
*	Swift Energy Corp.	7,300	198,487
	SWS Group, Inc.	4,100	74,046
*	Sycamore Networks, Inc.	64,400	231,196
*	Sykes Enterprises, Inc.	9,700	74,399
*	Symmetricom, Inc.	523	5,544
*	Syms Corp.	3,600	48,780
*	Synalloy Corp.	1,000	10,040
*	Synovis Life Technologies, Inc.	700	7,539
	Sypris Solutions, Inc.	4,700	52,217
*	Systemax, Inc.	6,800	42,500
*	T-3 Energy Services, Inc.	100	950

19

* #	Tag-It Pacific, Inc.	400	1,900
*	TALK America Holdings, Inc.	2,492	15,326
	Tandy Brand Accessories, Inc.	500	6,765
*	Tarrant Apparel Group	3,400	5,644
	Tasty Baking Co.	2,500	19,700
	TB Wood’s Corp.	700	4,389
*	TeamStaff, Inc.	2,200	3,608
*	Technitrol, Inc.	4,600	81,650
*	TechTeam Global, Inc.	3,000	32,850
	Tecumseh Products Co. Class A	3,400	139,570
	Tecumseh Products Co. Class B	100	3,920
*	Tegal Corp.	1,200	1,104
*	Teleglobe International Holdings, Ltd.	1,225	6,125
*	Telular Corp.	100	548
*	Terayon Communication Systems, Inc.	10,000	34,200
*	Terex Corp.	3,400	153,680
* #	Terra Industries, Inc.	17,500	143,150
*	Tesoro Petroleum Corp.	12,400	457,932
	Texas Industries, Inc.	5,600	373,520
*	The Banc Corp.	3,900	38,883
*	The Lamson & Sessions Co.	1,300	12,519
	The Marcus Corp.	5,000	116,600
	The Phoenix Companies, Inc.	24,000	307,680
*	The Rowe Companies	300	1,290
*	The Sports Authority, Inc.	2,800	68,572
*	The Sports Club Co., Inc.	1,900	3,534
*	Theragenics Corp.	7,800	26,052
*	TheStreet.com, Inc.	1,200	5,280
*	Third Wave Technologies, Inc.	87	594
	Thomas Industries, Inc.	2,200	88,176
*	Thoratec Corp.	1,400	16,450
*	THQ, Inc.	956	26,137
*	Three-Five Systems, Inc.	5,100	6,324
*	Tickets.com, Inc.	1,000	1,085
*	Tier Technologies, Inc. Class B	6,000	40,080
	TierOne Corp.	500	12,405
*	TII Network Technologies, Inc.	1,200	1,980
	Timberland Bancorp, Inc.	200	4,660
*	Timco Aviation Services, Inc.	10	2
*	Time Warner Telecom, Inc.	10,300	41,509
*	Tipperary Corp.	1,000	3,920
	Titan International, Inc.	2,000	28,980
*	Titan Pharmaceuticals, Inc.	5,600	13,440
	Todd Shipyards Corp.	600	11,550
*	Tollgrade Communications, Inc.	1,700	15,232
* #	Torch Offshore, Inc.	3,500	6,825
* #	Tower Automotive, Inc.	13,600	3,434
	Traffix, Inc.	1,900	11,286
*	Trailer Bridge, Inc.	1,000	9,750
*	Trammell Crow Co.	7,400	143,190
*	Trans World Entertainment Corp.	8,600	120,658
*	Transgenomic, Inc.	3,600	3,384
*	Transmeta Corp.	9,700	10,185
*	TransMontaigne, Inc.	9,600	73,632
*	Transpro, Inc.	2,400	15,696

20

*	Transtechnology Corp.	500	3,058
*	TRC Companies, Inc.	1,000	16,240
	Tredegar Industries, Inc.	9,419	162,949
*	Trenwick Group, Ltd.	1,225	6
* #	Trestle Holdings, Inc.	40	132
*	Triad Guaranty, Inc.	2,800	147,084
*	Trico Marine Services, Inc.	5,100	1,517
	Trinity Industries, Inc.	10,000	288,000
*	Tripos, Inc.	200	1,016
*	Triquint Semiconductor, Inc.	28,600	98,670
*	Triumph Group, Inc.	3,800	141,246
*	TriZetto Group, Inc.	6,100	54,229
* #	Trump Hotels & Casino Resorts, Inc.	1,700	2,465
*	Tumbleweed Communications Corp.	400	1,040
*	Tweeter Home Entertainment Group, Inc.	5,700	33,003
	Twin Disc, Inc.	200	5,396
*	U.S. Concrete, Inc.	6,200	38,750
*	U.S. Xpress Enterprises, Inc. Class A	1,000	26,590
	UICI	5,500	150,810
	UMB Financial Corp.	4,795	270,150
	Umpqua Holdings Corp.	3,600	86,076
*	Unico American Corp.	500	4,580
*	Unifi, Inc.	12,800	53,632
	Unifirst Corp.	2,100	85,218
*	United America Idemnity, Ltd.	2,753	50,242
*	United American Healthcare Corp.	700	4,018
	United Auto Group, Inc.	11,890	331,493
	United Community Financial Corp.	6,900	77,280
	United Fire & Casualty Co.	2,000	63,540
*	United Rentals, Inc.	19,600	370,832
*	United Retail Group, Inc.	3,000	19,650
*	Universal Compression Holdings, Inc.	8,214	312,132
	Universal Corp.	2,500	125,500
	Universal Forest Products, Inc.	2,038	79,788
*	Universal Stainless & Alloy Products, Inc.	800	14,400
	Unizan Financial Corp.	2,527	59,764
*	Urologix, Inc.	200	1,172
*	URS Corp.	11,300	325,892
*	USA Truck, Inc.	1,400	28,014
	USEC, Inc.	21,930	324,564
	USF Corp.	6,977	333,501
*	Vail Resorts, Inc.	7,431	180,871
	Valhi, Inc.	2,840	44,105
*	Vastera, Inc.	9,600	27,264
*	Verilink Corp.	500	1,461
*	Veritas DGC, Inc.	8,400	227,808
*	Verity, Inc.	3,100	36,735
*	Verso Technologies, Inc.	692	270
	Vesta Insurance Group, Inc.	9,000	30,600
*	VIA NET.WORKS, Inc.	200	116
	Viad Corp.	1,300	35,100
*	Vical, Inc.	4,900	28,077
*	Vicon Industries, Inc.	200	846
*	Vignette Corp.	25,500	30,345
	Vintage Petroleum, Inc.	400	11,876

21

*	Virco Manufacturing Corp.	547	4,212
*	Virologic, Inc.	13,770	32,635
	Visteon Corp.	32,900	220,759
*	Volt Information Sciences, Inc.	4,900	142,688
*	Vyyo, Inc.	2,900	23,838
*	Warnaco Group, Inc.	3,700	88,504
*	Washington Group International, Inc.	2,100	91,875
	Waste Industries USA, Inc.	1,700	24,225
*	WatchGuard Technologies, Inc.	7,700	27,951
*	Water Pik Technologies, Inc.	1,000	18,830
	Wausau-Mosinee Paper Corp.	12,329	185,921
*	WCI Communities, Inc.	4,000	138,800
*	Webco Industries, Inc.	1,000	8,500
*	Weider Nutrition International, Inc.	1,000	4,750
	Weis Markets, Inc.	3,700	137,566
	Wellman, Inc.	9,200	126,040
*	Wells-Gardner Electronics Corp.	266	1,476
	Wesbanco, Inc.	1,100	29,579
*	West Marine, Inc.	600	14,508
*	Westaff, Inc.	2,400	13,032
	Westbank Corp.	902	16,508
*	Westcoast Hospitality Corp.	1,000	6,750
*	Western Power & Equipment Corp.	112	146
*	White Electronics Designs Corp.	1,600	8,064
*	Whitehall Jewelers, Inc.	3,500	24,675
* #	WHX Corp.	733	572
*	Wickes, Inc.	1,200	1
*	Wild Oats Markets, Inc.	2,300	14,835
*	Willis Lease Finance Corp.	800	6,760
	Willow Grove Bancorp, Inc.	900	15,354
*	Wilshire Enterprises, Inc.	515	4,712
*	Wilson Greatbatch Technologies, Inc.	2,600	45,578
*	Wilsons The Leather Experts, Inc.	4,200	13,482
* #	Winn-Dixie Stores, Inc.	15,600	9,984
	Wireless Telecom Group, Inc.	900	2,511
*	Wolverine Tube, Inc.	3,900	38,805
	Woodhead Industries, Inc.	1,300	18,148
*	Worldwide Restaurant Concepts, Inc.	7,000	36,750
*	Xanser Corp.	5,300	17,649
*	Xeta Corp.	1,200	3,936
	York International Corp.	1,200	46,404
*	Zapata Corp.	230	16,330
*	Zhone Technologies, Inc.	8,800	23,672
* #	Zoltek Companies, Inc.	2,400	32,640
*	Zomax, Inc.	10,300	43,775
*	Zones, Inc.	500	2,021
*	Zoran Corp.	9,931	106,361
*	Zygo Corp.	4,000	52,120
*	ZymeTx, Inc.	100	4
TOTAL COMMON STOCKS (Cost $52,390,378)			64,345,197

22

RIGHTS/WARRANTS — (0.0%)
*	Chart Industries, Inc. Warrants 09/15/10	3	52
*	Chiquita Brands International, Inc. Warrants 03/19/09	1,148	7,324
* #	Foster Wheelers, Ltd. Warrants 09/24/07	6,100	0
*	Imperial Credit Industries, Inc. Warrants 01/31/08	62	0
*	Imperial Sugar Co. Warrants 08/29/08	71	107
*	Lodgian, Inc. Class A Warrants 11/25/07	24	1
*	Lodgian, Inc. Class B Warrants 11/25/09	74	2
*	Magnum Hunter Resources, Inc. Warrants 03/21/05	160	294
*	Milltope Group, Inc. Contigent Value Rights	500	0
	PMR Corp. Contingent Value Rights 08/05/04	1,100	0
*	Timco Aviation Services, Inc. Warrants 02/27/07	373	0
*	Virologic, Inc. Contingent Value Rights	13,770	3,718
TOTAL RIGHTS/WARRANTS (Cost $65,925)			11,498

	Face Amount
	(000)

BONDS — (0.0%)
* Timco Aviation Services, Inc. Jr. Subordinated Note
8.000%, 01/02/07	$0	31
(Cost $0)

TEMPORARY CASH INVESTMENTS — (3.4%)

Repurchase Agreement, Merrill Lynch Triparty Repo 2.58%, 03/01/05 (Collateralized by $825,000 U.S. Treasury Obligations, 02/15/15, valued at $530,558) to be repurchased at $520,129 (Cost $520,092)	520	520,092

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $1,731,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,746,146) to be repurchased at $1,720,113 (Cost $1,720,000)	1,720	1,720,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,240,092)		2,240,092

TOTAL INVESTMENTS - (100.0%) (Cost $54,696,395)††		$66,596,818

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $54,704,193.

23

VA LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (98.4%)
*	3Com Corp.	16,400	$58,712
	A.G. Edwards, Inc.	3,200	137,952
	Aetna, Inc.	9,100	1,328,782
*	AGCO Corp.	3,100	60,357
*	Agere Systems, Inc. Class A	671	1,100
*	Agere Systems, Inc. Class B	16,482	26,701
	Albertson’s, Inc.	10,600	237,334
*	Allegheny Corp.	112	30,688
	Alliant Energy Corp.	5,000	133,750
*	Allied Waste Industries, Inc.	13,000	106,860
*	Allmerica Financial Corp.	2,800	100,240
	Allstate Corp.	34,900	1,873,432
	Amerada Hess Corp.	4,400	441,760
	American Financial Group, Inc.	3,500	106,715
	American Greetings Corp. Class A	3,000	73,890
	American National Insurance Co.	1,610	175,715
* #	American Tower Corp.	9,000	164,970
*	AmeriCredit Corp.	7,700	181,412
	AmerisourceBergen Corp.	5,500	329,450
	Anadarko Petroleum Corp.	12,600	968,436
*	Andrew Corp.	7,600	91,960
	Apache Corp.	5,354	336,660
*	Applied Micro Circuits Corp.	8,100	27,945
	Archer-Daniels-Midland Co.	44,532	1,073,221
*	Arrow Electronics, Inc.	6,300	169,470
	Ashland, Inc.	4,400	287,276
	Astoria Financial Corp.	3,600	135,288
	AT&T Corp.	40,340	783,806
*	AutoNation, Inc.	36,000	703,080
*	Avnet, Inc.	6,300	122,220
	AVX Corp.	3,000	36,810
*	Barnes & Noble, Inc.	2,800	95,648
	Bear Stearns Companies, Inc.	6,910	687,545
	Belo Corp. Class A	6,500	153,400
	Blockbuster, Inc. Class A	2,000	17,740
	Borders Group, Inc.	800	20,584
	BorgWarner, Inc.	2,800	147,700
	Bowater, Inc.	2,700	104,841
	Burlington Northern Santa Fe Corp.	24,600	1,236,642
*	Caesars Entertainment, Inc.	15,400	308,924
*	Cavco Industries, Inc.	350	9,390
	Cendant Corp.	6,800	150,416
*	CheckFree Corp.	1,300	50,102
	Chesapeake Energy Corp.	7,900	171,351
	Chubb Corp.	5,100	403,461

1

*	CIENA Corp.	8,700	17,226
	CIGNA Corp.	900	81,720
*	Cincinnati Bell, Inc.	2,800	12,320
	Cincinnati Financial Corp.	11,224	502,050
	Circuit City Stores, Inc.	10,700	167,241
	Clear Channel Communications, Inc.	31,062	1,033,743
*	CNA Financial Corp.	13,000	374,010
*	Coca-Cola Enterprises, Inc.	28,300	604,205
*	Comcast Corp. Class A	41,032	1,335,592
*	Comcast Corp. Special Class A Non-Voting	26,900	857,034
	Commercial Federal Corp.	3,200	87,456
*	Compuware Corp.	13,200	89,232
*	Comverse Technology, Inc.	4,900	113,729
	ConocoPhillips	5,800	643,162
	Corn Products International, Inc.	1,800	50,346
*	Corning, Inc.	24,100	276,427
	Countrywide Financial Corp.	29,198	1,014,630
*	Crown Castle International Corp.	6,700	109,478
	CSX Corp.	14,100	582,471
	Dana Corp.	8,700	125,454
* #	Delta Air Lines, Inc.	5,900	27,376
	Devon Energy Corp.	1,000	46,790
	Diamond Offshore Drilling, Inc.	6,561	324,769
	Dillards, Inc. Class A	3,700	86,210
	Disney (Walt) Co.	19,900	556,006
	Electronic Data Systems Corp.	17,200	366,360
	Federated Department Stores, Inc.	12,300	694,335
	First American Corp.	4,200	153,510
	Ford Motor Co.	90,100	1,139,765
*	Freescale Semiconductor, Inc. Class B	441	8,458
	General Motors Corp.	28,900	1,030,863
	Georgia-Pacific Corp.	13,900	497,759
* #	Goodyear Tire & Rubber Co.	3,700	53,502
	Hartford Financial Services Group, Inc.	14,600	1,050,470
	Hearst-Argyle Television, Inc.	3,200	78,688
	Hewlett-Packard Co.	14,400	299,520
	Hibernia Corp.	3,200	82,144
	Horton (D.R.), Inc.	14,982	655,612
*	Humana, Inc.	10,200	339,354
*	IAC/InterActiveCorp	32,100	722,250
	IKON Office Solutions, Inc.	2,900	30,595
	Independence Community Bank Corp.	200	7,962
*	Ingram Micro, Inc.	7,500	134,400
*	Instinet Group, Inc.	900	5,441
	International Paper Co.	29,463	1,100,443
	Intersil Corp.	8,400	141,624
*	Invitrogen Corp.	2,000	139,920
	Janus Capital Group, Inc.	6,100	85,583
*	JDS Uniphase Corp.	35,700	67,830
	JPMorgan Chase & Co.	24,400	891,820
	Kennametal, Inc.	1,200	58,896
	Kerr-McGee Corp.	7,610	590,993
	KeyCorp	21,700	716,100
	Kraft Foods, Inc.	11,800	394,710
	LaFarge North America, Inc.	5,900	362,496

2

*	Laidlaw International, Inc.	200	4,600
	Lear Corp.	3,900	203,385
	Lehman Brothers Holdings, Inc.	1,200	109,416
* #	Level 3 Communications, Inc.	6,800	15,844
*	Liberty Media Corp. Class A	137,800	1,397,292
*	Liberty Media International, Inc. Class A	6,890	297,855
	Lincoln National Corp.	9,800	459,130
	Loews Corp.	12,800	912,384
	Louisiana-Pacific Corp.	5,300	139,231
*	LSI Logic Corp.	19,100	121,858
	Lubrizol Corp.	2,000	85,260
*	Lucent Technologies, Inc.	92,100	282,747
	Lyondell Chemical Co.	6,000	203,100
	Marathon Oil Corp.	18,000	852,120
	May Department Stores Co.	2,300	79,373
	MBIA, Inc.	7,600	445,360
	McKesson Corp.	11,300	421,942
	MeadWestavco Corp.	12,941	405,830
*	Medco Health Solutions, Inc.	11,700	519,714
	MetLife, Inc.	40,200	1,649,808
*	Metro-Goldwyn-Mayer, Inc.	7,300	86,943
	MGIC Investment Corp.	2,300	144,302
*	MGM MIRAGE	6,600	489,522
*	Micron Technology, Inc.	28,700	330,050
*	Millennium Pharmaceuticals, Inc.	9,100	78,260
	Motorola, Inc.	4,000	62,640
	Nationwide Financial Services, Inc.	3,000	110,400
*	NetIQ Corp.	1,500	17,685
#	New York Community Bancorp, Inc.	2,300	42,228
	Norfolk Southern Corp.	24,300	872,127
	Northrop Grumman Corp.	19,298	1,020,864
	Occidental Petroleum Corp.	6,000	421,620
#	Odyssey Re Holdings Corp.	1,900	47,994
	OfficeMax, Inc.	4,800	151,536
	Old Republic International Corp.	9,725	233,303
	Overseas Shipholding Group, Inc.	1,100	71,632
*	Owens-Illinois, Inc.	6,000	149,340
*	PacifiCare Health Systems, Inc.	3,000	190,440
	Penney (J.C.) Co., Inc.	16,600	738,534
	PepsiAmericas, Inc.	4,700	106,925
	Phelps Dodge Corp.	4,624	492,225
*	PHH Corp.	340	7,140
	PMI Group, Inc.	5,000	201,250
	Pogo Producing Co.	3,000	145,830
*	Pride International, Inc.	6,900	169,878
	Principal Financial Group, Inc.	16,200	632,124
	Protective Life Corp.	3,500	139,860
	Prudential Financial, Inc.	6,900	393,300
	Pulte Homes, Inc.	4,800	374,496
	Questar Corp.	4,800	254,496
*	Qwest Communications International, Inc.	53,900	210,210
	Radian Group, Inc.	5,200	251,316
*	Radio One, Inc.	1,000	13,740
	Raytheon Co.	21,200	810,688
	Reinsurance Group of America, Inc.	3,100	141,515

3

	Reynolds American, Inc.	6,046	495,470
*	Rite Aid Corp.	8,500	29,750
	Rohm & Haas Co.	900	43,353
	Ryder System, Inc.	4,500	191,070
	Safeco Corp.	7,800	371,982
	Saks, Inc.	10,000	151,900
*	Sanmina-SCI Corp.	24,700	137,085
	SBC Communications, Inc.	6,300	151,515
	Sears, Roebuck & Co.	11,400	569,202
*	Service Corp. International	10,300	77,662
*	Smithfield Foods, Inc.	2,400	81,720
*	Smurfit-Stone Container Corp.	12,963	215,575
*	Solectron Corp.	24,000	118,800
	Sprint Corp.	46,400	1,098,752
	StanCorp Financial Group, Inc.	1,900	165,471
	Starwood Hotels & Resorts Worldwide, Inc.	11,500	658,260
	Steelcase, Inc. Class A	1,200	17,136
*	Sun Microsystems, Inc.	22,000	92,840
	Sunoco, Inc.	5,100	505,410
	Supervalu, Inc.	10,000	317,700
*	Tech Data Corp.	2,900	118,871
	Telephone & Data Systems, Inc.	3,000	262,500
*	Tellabs, Inc.	21,600	153,144
	Temple-Inland, Inc.	2,900	232,580
*	Tenet Healthcare Corp.	22,700	247,657
	Textron, Inc.	4,000	309,400
* #	The DIRECTV Group, Inc.	11,258	168,983
	The St. Paul Travelers Companies, Inc.	29,112	1,115,572
*	Thermo Electron Corp.	1,000	27,460
*	Thomas & Betts Corp.	1,800	55,944
	Tidewater, Inc.	3,000	123,810
*	Time Warner, Inc.	152,400	2,625,852
	Torchmark Corp.	1,800	93,798
*	Toys R Us, Inc.	14,100	322,467
	Transatlantic Holdings, Inc.	300	20,130
*	Triad Hospitals, Inc.	4,000	174,680
	Tribune Co.	13,000	529,490
	Tyson Foods, Inc. Class A	12,481	212,427
	Union Pacific Corp.	16,400	1,040,580
	UnionBanCal Corp.	1,000	61,900
*	United States Cellular Corp.	2,600	130,000
	Unitrin, Inc.	4,700	220,336
*	Univision Communications, Inc. Class A	8,200	216,398
	UnumProvident Corp.	14,982	253,495
	Valero Energy Corp.	14,400	1,025,856
	Valhi, Inc.	6,500	100,945
*	VeriSign, Inc.	5,800	159,036
	Viacom, Inc. Class A	2,000	70,580
	Viacom, Inc. Class B	72,000	2,512,800
*	Vishay Intertechnology, Inc.	8,200	107,010
*	Vitesse Semiconductor, Inc.	2,100	6,405
*	Watson Pharmaceuticals, Inc.	6,700	212,658
*	WebMD Corp.	800	6,032
	Weis Markets, Inc.	1,700	63,206
	Wesco Financial Corp.	400	158,000

4

	Weyerhaeuser Co.	11,100	742,923
	Worthington Industries, Inc.	2,100	43,995
*	Xerox Corp.	2,000	31,200
TOTAL COMMON STOCKS (Cost $59,340,865)			72,543,251

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.6%)

Repurchase Agreement, Merrill Lynch Triparty Repo 2.58%, 03/01/05 (Collateralized by $875,000 U.S. Treasury Obligations, 02/15/15, valued at $562,713) to be repurchased at $551,568 (Cost $551,528)	$552	551,528

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $641,000 FHLMC Notes 4.00%, 09/22/09, valued at $646,609) to be repurchased at $637,042 (Cost $637,000)	637	637,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,188,528)		1,188,528

TOTAL INVESTMENTS - (100.0%) (Cost $60,529,393)††		$73,731,779

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $60,529,741.

5

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

UNITED KINGDOM — (20.6%)
COMMON STOCKS — (20.6%)
	Aggregate Industries P.L.C.	35,689	$95,525
	Alliance & Leicester P.L.C.	5,000	86,064
	Amvescap P.L.C.	18,100	118,637
	Associated British Foods P.L.C.	21,663	320,625
	Associated British Ports Holdings P.L.C.	8,200	75,104
	Aviva P.L.C.	59,326	738,938
	AWG P.L.C.	1,017	16,030
	BAA P.L.C.	29,923	349,701
	BAE Systems P.L.C.	80,147	394,380
	Banco Santander Central Hispano SA	36,455	451,614
	Barclays P.L.C	281	3,052
	Barratt Developments P.L.C.	6,000	77,674
	BBA Group P.L.C.	7,632	45,330
	BPB P.L.C.	6,900	66,845
	Brambles Industries P.L.C.	16,000	93,801
	Britannic P.L.C.	2,600	24,063
*	British Airways P.L.C.	35,189	180,933
	British Land Co. P.L.C.	13,425	222,438
	British Vita P.L.C.	5,000	32,677
	Brixton P.L.C.	6,000	39,529
	Cable and Wireless P.L.C.	56,132	138,374
	Carnival P.L.C.	2,704	155,405
*	Colt Telecom Group P.L.C.	60,600	64,357
*	Cookson Group P.L.C.	27,401	18,434
*	Corus Group P.L.C.	69,902	79,946
	DeVere Group P.L.C.	1,125	11,780
*	Easyjet P.L.C.	6,000	26,814
	FKI P.L.C.	14,000	31,552
	Friends Provident P.L.C.	39,000	123,128
	GKN P.L.C.	17,346	85,855
	Great Portland Estates P.L.C.	4,386	28,390
	Greene King P.L.C.	1,929	45,903
	Hammerson P.L.C.	6,600	112,273
	Hanson P.L.C.	19,898	193,243
	HBOS P.L.C.	7,611	121,279
*	HHG P.L.C.	26,280	31,571
	Hilton Group P.L.C.	41,465	249,866
	Inchcape P.L.C.	833	33,432
	InterContinental Hotels Group P.L.C.	15,788	202,262
*	International Power P.L.C.	50,042	172,418
*	Invensys P.L.C.	12,650	4,255
	ITV P.L.C.	39,302	87,632
	Johnson Matthey P.L.C.	3,193	62,080

1

	Kelda Group P.L.C.	3,261	37,797
	Kingfisher P.L.C.	19,238	107,792
	Land Securities Group P.L.C.	12,669	334,837
	Liberty International P.L.C.	5,856	110,366
	Lonmin P.L.C.	1,696	33,643
*	Lonrho Africa P.L.C.	1,587	503
	Mersey Docks & Harbour Co. P.L.C.	2,050	38,419
	Millennium and Copthorne Hotels P.L.C.	3,625	26,756
	Mitchells & Butlers P.L.C.	10,364	68,728
*	MM02 P.L.C.	208,000	483,767
	Morrison (Wm.) Supermarkets P.L.C.	17,789	76,593
	Northern Rock P.L.C.	4,000	60,432
	Pearson P.L.C.	19,508	239,233
	Peninsular & Oriental Steam Navigation P.L.C.	10,606	64,013
	Pilkington P.L.C.	10,732	25,012
	Pillar Property P.L.C.	2,403	36,790
	Rank Group P.L.C.	10,621	56,907
	RMC Group P.L.C.	6,000	98,549
*	Rolls Royce Group P.L.C.	39,697	198,390
	Royal & Sun Alliance Insurance Group P.L.C.	72,815	117,568
	Sainsbury (J.) P.L.C.	48,518	266,254
	Schroders P.L.C.	5,000	70,735
	Scottish & Newcastle P.L.C.	10,482	90,313
	Scottish Power P.L.C.	35,909	282,993
	Severn Trent P.L.C.	2,995	52,531
	Shire Pharmaceuticals Group P.L.C.	11,000	122,633
	Signet Group P.L.C.	25,363	54,602
	Singer & Friedlander Group P.L.C.	4,652	24,970
	Slough Estates P.L.C.	11,282	111,953
	Smith (David S.) Holdings P.L.C.	9,600	30,170
	Smith (WH) P.L.C.	2,880	20,510
	Somerfield P.L.C.	13,528	48,885
	Stanley Leisure P.L.C.	3,475	28,755
	Tate & Lyle P.L.C.	4,000	40,096
	Taylor Woodrow P.L.C.	14,195	81,855
*	The Berkeley Group Holdings P.L.C.	3,170	53,011
*	Thus Group P.L.C.	7,258	2,128
	Trinity Mirror P.L.C.	5,830	77,435
	Uniq P.L.C.	1,300	4,310
	United Business Media P.L.C.	3,000	31,528
	United Utilities P.L.C.	4,670	55,699
	Vodafone Group P.L.C.	605,748	1,586,413
	Westbury P.L.C.	3,082	29,028
	Whitbread P.L.C.	8,809	152,813
	Wilson Bowden P.L.C.	4,000	94,877
	Wimpey (George) P.L.C.	6,703	60,556
	Wincanton P.L.C.	1,300	6,534
	Wolverhampton & Dudley Breweries P.L.C.	1,800	36,467
	Woolworths Group P.L.C.	35,855	33,081
TOTAL COMMON STOCKS (Cost $8,024,541)			11,280,439

2

INVESTMENT IN CURRENCY — (0.0%)
* British Pound Sterling		3,071
(Cost $3,006)
TOTAL — UNITED KINGDOM (Cost $8,027,547)		11,283,510

JAPAN — (16.8%)
COMMON STOCKS — (16.8%)
# Aichi Steel Corp.	4,000	25,292
AIOI Insurance Co., Ltd.	8,500	42,281
Aisin Seiki Co., Ltd.	6,900	155,768
Amada Co., Ltd.	8,000	52,497
Aoyama Trading Co., Ltd.	1,100	29,094
Asahi Breweries, Ltd.	8,000	104,075
* Ashikaga Financial Group, Inc.	9,000	0
Bank of Kyoto, Ltd.	5,000	42,520
Bank of Yokohama, Ltd.	15,000	92,405
Canon Sales Co., Inc.	2,000	31,854
Casio Computer Co., Ltd.	3,000	39,229
Chiba Bank, Ltd.	10,000	64,473
Chudenko Corp.	1,030	16,848
Chugoku Bank, Ltd.	5,400	66,118
Citizen Watch Co., Ltd.	3,000	27,664
Coca-Cola West Japan Co., Ltd.	1,000	23,340
Cosmo Oil Co., Ltd.	10,000	33,576
Dai Nippon Ink & Chemicals, Inc.	12,000	33,748
Dai Nippon Printing Co., Ltd.	13,000	218,988
Daicel Chemical Industries, Ltd.	4,000	22,154
Daido Steel Co., Ltd.	5,000	19,084
Daihatsu Motor Co., Ltd.	6,000	44,423
Daishi Bank, Ltd.	5,000	21,188
Daiwa House Industry Co., Ltd.	7,000	79,883
Ebara Corp.	7,000	32,543
Ezaki Glico Co., Ltd.	2,200	16,773
Fuji Electric Co., Ltd.	12,000	37,077
Fuji Heavy Industries	6,000	28,008
Fuji Photo Film Co., Ltd.	2,000	75,569
Fujikura, Ltd.	6,000	28,123
Fukuoka Bank, Ltd.	11,000	66,501
Fukuyama Transporting Co., Ltd.	4,000	16,721
Gunma Bank, Ltd.	12,000	68,873
Gunze, Ltd.	4,000	18,558
Hachijuni Bank, Ltd.	9,000	60,092
Heiwa Corp.	1,800	31,251
Higo Bank, Ltd.	3,000	21,867
Hiroshima Bank, Ltd.	11,000	56,715
Hitachi Cable, Ltd.	5,000	21,523
Hitachi Koki Co., Ltd.	2,000	19,131
Hitachi Maxell, Ltd.	2,300	31,858
Hitachi Metals, Ltd.	5,000	34,006
Hitachi Transport System, Ltd.	2,000	18,825
Hitachi, Ltd.	61,000	386,866
Hokkoku Bank, Ltd.	5,000	23,197

3

	Hokugin Financial Group, Inc.	7,000	22,097
	House Foods Corp.	2,000	29,156
	Hyakugo Bank, Ltd.	4,000	25,598
	Hyakujishi Bank, Ltd.	3,000	19,055
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	22,000	35,565
	Iyo Bank, Ltd.	7,000	57,720
	Joyo Bank, Ltd.	20,000	106,945
	Juroku Bank, Ltd.	5,000	24,297
	Kagoshima Bank, Ltd.	5,000	35,058
	Kajima Corp.	13,000	53,597
	Kamigumi Co., Ltd.	4,000	32,409
	Kandenko Co., Ltd.	3,000	18,510
	Kawasaki Heavy Industries, Ltd.	16,000	27,549
	Kinden Corp.	2,000	15,324
	Kirin Brewery Co., Ltd.	13,000	132,313
	Kiyo Bank, Ltd.	5,000	10,235
	Kobe Steel, Ltd.	45,000	81,787
	Kokuyo Co., Ltd.	2,000	25,158
	Komatsu, Ltd.	14,000	104,993
	Komori Corp.	1,000	14,961
	Konica Corp.	5,000	59,307
	Kuraray Co., Ltd.	6,000	54,639
	Lion Corp.	5,000	28,697
	Maeda Corp.	2,000	11,135
	Makita Corp.	2,000	38,186
	Marubeni Corp.	22,000	70,710
	Marui Co., Ltd.	6,000	78,688
	Maruichi Steel Tube, Ltd.	2,000	43,811
	Matsushita Electric Industrial Co., Ltd.	40,818	611,060
	Matsushita Electric Works, Ltd.	4,000	36,120
	Meiji Seika Kaisha, Ltd. Tokyo	6,000	30,189
	Millea Holdings, Inc.	7	102,449
	Mitsubishi Gas Chemical Co., Inc.	5,000	25,875
	Mitsubishi Heavy Industries, Ltd.	56,000	151,062
	Mitsubishi Materials Corp.	20,000	52,038
*	Mitsubishi Motors Corp.	14,000	18,749
	Mitsubishi Securities Co., Ltd.	2,000	19,017
	Mitsui Chemicals, Inc.	14,000	81,423
	Mitsui Marine & Fire Insurance Co., Ltd.	5,000	44,433
	Mitsui Trust Holdings	19,000	201,014
	Mizuho Holdings, Inc.	82	400,038
	Nagase & Co., Ltd.	2,000	20,356
	Nanto Bank, Ltd.	3,000	16,185
	NGK Spark Plug Co., Ltd.	3,000	32,083
	Nichicon Corp.	1,900	24,863
	Nihon Unisys, Ltd.	2,600	30,666
	Nikko Cordial Corp.	7,000	34,752
	Nippon Broadcasting System, Inc.	500	32,045
	Nippon Electric Glass Co., Ltd.	2,000	28,927
*	Nippon Electric Glass Co., Ltd.	2,000	28,984
	Nippon Kayaku Co., Ltd.	4,000	24,029
	Nippon Light Metal Co., Ltd.	8,000	21,886
	Nippon Meat Packers, Inc., Osaka	5,000	69,351
	Nippon Mitsubishi Oil Corp.	36,100	269,351

4

	Nippon Sheet Glass Co., Ltd.	7,000	31,136
*	Nippon Shinpan Co., Ltd.	6,000	23,876
	Nishimatsu Construction Co., Ltd.	4,000	15,535
	Nishi-Nippon Bank, Ltd.	9,298	37,800
	Nissay Dowa General Insurance Co., Ltd.	5,000	26,067
	Nisshin Seifun Group, Inc.	3,000	32,743
	Nisshin Steel Co., Ltd.	23,000	63,803
	Nisshinbo Industries, Inc.	3,000	24,220
*	Nissho Iwai-Nichmen Holdings Corp.	770	4,095
	Nitto Boseki Co., Ltd.	7,000	15,200
	NSK, Ltd.	9,000	47,609
	NTN Corp.	4,000	23,761
	Obayashi Corp.	9,000	57,079
	Okumura Corp.	4,000	25,215
	Onward Kashiyama Co., Ltd.	2,000	29,520
	PanaHome Corp.	4,000	23,111
*	Resona Holdings, Inc.	70,000	143,294
	San In Godo Bank, Ltd.	3,000	27,176
	Sankyo-Tateyama Holdings, Inc.	3,000	9,528
	Sanwa Shutter Corp.	3,000	16,931
	Sapporo Hokuyo Holdings, Inc.	6	42,587
	Seino Transportation Co., Ltd.	2,000	19,151
	Sekisui Chemical Co., Ltd.	8,000	59,384
	Sekisui House, Ltd.	13,000	143,381
	Seventy-seven (77) Bank, Ltd.	9,000	63,622
	SFCG Co., Ltd.	180	47,333
	Shiga Bank, Ltd.	4,000	24,718
	Shimachu Co., Ltd.	1,200	29,214
	Shinko Securities Co., Ltd.	11,000	36,091
	Shiseido Co., Ltd.	7,000	95,351
	Shizuoka Bank, Ltd.	6,000	61,182
	Showa Shell Sekiyu KK	3,000	30,075
	Sumitomo Corp.	9,000	81,529
	Sumitomo Electric Industries, Ltd.	17,000	187,335
	Sumitomo Forestry Co., Ltd.	3,000	28,295
	Sumitomo Metal Industries, Ltd. Osaka	50,000	85,613
	Sumitomo Mitsui Financial Group, Inc.	10	75,003
	Sumitomo Osaka Cement Co., Ltd.	10,000	26,975
	Sumitomo Trust & Banking Co., Ltd.	13,000	89,411
	Taiheiyo Cement Corp.	11,600	34,731
	Taisei Corp.	14,000	51,827
	Taiyo Yuden Co., Ltd.	2,000	23,302
	Takashimaya Co., Ltd.	3,000	29,960
	Tanabe Seiyaku Co., Ltd.	4,000	46,872
	Teijin, Ltd.	22,000	91,544
	Toda Corp.	4,000	19,705
	Tokuyama Corp.	6,000	43,562
	Tokyo Broadcasting System, Inc.	3,000	54,008
	Tokyo Steel Manufacturing Co., Ltd.	1,500	23,173
	Tokyo Style Co., Ltd.	1,000	11,479
	Tokyo Tatemono Co., Ltd.	4,000	27,358
	Toppan Printing Co., Ltd.	16,000	169,887
	Tostem Inax Holding Corp.	4,848	88,668
	Toto, Ltd.	3,000	25,885

5

Toyo Seikan Kaisha, Ltd.	5,100	89,618
Toyota Auto Body Co., Ltd.	2,000	33,212
UNY Co., Ltd.	2,000	23,685
Victor Co. of Japan, Ltd.	2,000	17,046
Wacoal Corp.	2,000	23,646
Yamaguchi Bank, Ltd.	2,000	22,154
Yamaha Corp.	2,000	30,132
Yamato Kogyo Co., Ltd.	2,000	27,090
Yamazaki Baking Co., Ltd.	5,000	45,485
Yasuda Trust & Banking Co., Ltd.	40,000	77,291
Yodogawa Steel Works, Ltd.	4,000	23,111
Yokogawa Electric Corp.	3,000	43,304
Yokohama Rubber Co., Ltd.	8,000	33,212
TOTAL COMMON STOCKS (Cost $8,031,082)		9,179,920

INVESTMENT IN CURRENCY — (0.0%)
* Japanese Yen		1,028
(Cost $1,017)
TOTAL — JAPAN (Cost $8,032,099)		9,180,948

FRANCE — (11.6%)
COMMON STOCKS — (11.6%)
AGF (Assurances Generales de France SA)	3,880	298,501
Air France	4,757	90,327
* Alcatel SA	3,600	46,954
* Alstom SA	14,517	13,456
Arcelor SA	2,700	67,071
AXA	33,108	890,391
BNP Paribas SA	13,412	973,222
* Cap Gemini SA	1,927	72,135
Compagnie de Saint-Gobain	4,852	300,166
Compagnie Francaise d’Etudes et de Construction Technip SA	213	37,822
Credit Agricole SA	4,351	129,113
Dior (Christian) SA	600	43,022
Gecina SA	400	42,902
Generale des Establissements Michelin SA Series B	2,000	142,744
Havas SA	4,286	24,347
Imerys SA	800	65,148
LaFarge SA	2,048	213,424
LaFarge SA Prime Fidelity	1,786	186,712
Lagardere S.C.A. SA	550	43,042
Peugeot SA	4,558	298,636
Pinault Printemps Redoute SA	2,116	236,061
Rallye SA	400	21,690
Remy Cointreau SA	600	24,772
Renault SA	5,526	500,501
Schneider SA	3,378	269,721
Societe BIC SA	700	39,190
Societe des Ciments de Francais	500	50,516

6

	Societe Generale Paris	2,000	211,335
	Sodexho Alliance SA	1,144	36,674
	Suez (ex Suez Lyonnaise des Eaux)	8,700	235,587
	Thomson Multimedia	4,117	111,048
	Unibail SA	600	74,285
	Valeo SA	1,200	57,537
*	Vivendi Universal SA	16,150	509,820
TOTAL COMMON STOCKS (Cost $4,182,669)			6,357,872

RIGHTS/WARRANTS — (0.0%)
*	Air France Warrants 11/06/07	1,475	1,445
*	Rallye SA Series B Warrants 11/30/05	400	58
TOTAL RIGHTS/WARRANTS (Cost $3,611)			1,503

TOTAL — FRANCE (Cost $4,186,280)			6,359,375

GERMANY — (7.8%)
COMMON STOCKS — (7.8%)
	Aachener und Muenchener Beteiligungs AG	434	38,395
	Aareal Bank AG	500	17,591
	Allianz AG	937	117,745
	BASF AG	9,300	693,436
	Bayer AG	5,842	203,449
*	Bayerische Vereinsbank AG	9,092	220,558
	Bilfinger & Berger Bau AG	600	29,396
*	Commerzbank AG	7,850	175,669
	DaimlerChrysler AG	13,658	629,368
	Deutsche Bank AG	7,222	632,786
*	Deutsche Lufthansa AG	4,920	70,295
	E.ON AG	2,643	237,177
*	Heidelberger Druckmaschinen AG	690	24,495
	Heidelberger Zement AG	924	61,176
	Hochtief AG	1,200	39,168
*	Hypo Real Estate Holding AG	1,025	41,627
*	Infineon Technologies AG	7,954	82,257
*	Lanxess	584	13,197
	Linde AG	1,333	91,485
	MAN AG	1,000	46,014
	Merck KGAA	700	53,761
	Munchener Rueckversicherungs-Gesellschaft AG	2,651	325,407
	Preussag AG	1,400	36,446
	ThyssenKrupp AG	6,606	150,892
	Vattenfall Europe AG	1,195	50,003
	Volkswagen AG	3,893	192,021

TOTAL — GERMANY (Cost $3,394,938)			4,273,814

7

SWITZERLAND — (7.2%)
COMMON STOCKS — (7.2%)
	Baloise-Holding	4,700	246,250
	Banque Cantonale Vaudoise	110	24,625
	Berner Kantonalbank	400	58,791
*	Ciba Spezialitaetenchemie Holding AG	2,500	177,049
	Cie Financiere Richemont AG Series A	16,000	506,286
	Clariant AG	6,900	118,525
	Converium Holding AG	1,400	13,561
*	Credit Swisse Group	3,700	161,323
	Ems-Chemie Holding AG	350	35,139
*	Fischer (Georg) AG, Schaffhausen	120	35,027
	Givaudan SA	252	169,895
	Helvetia Patria Holding	580	89,892
	Holcim, Ltd.	3,542	236,803
	Pargesa Holding SA, Geneve	50	194,162
	PSP Swiss Property AG	1,200	51,455
	Rieters Holdings AG	130	42,339
	Schindler Holding AG	250	105,315
	Sig Holding AG	600	144,653
	St. Galler Kantonalbank	260	71,638
	Sulzer AG, Winterthur	170	71,431
*	Swiss Life AG	1,200	183,117
	Swiss Reinsurance Co., Zurich	4,500	331,746
*	Syngenta AG	2,300	259,011
	Unaxis Holding AG	500	68,237
*	Valiant Holding AG	600	56,828
	Valora Holding AG	360	88,109
*	Zurich Financial SVCS AG	1,992	367,676
TOTAL — SWITZERLAND (Cost $2,906,932)			3,908,883

AUSTRALIA — (5.9%)
COMMON STOCKS — (5.9%)
	Amcor, Ltd.	15,055	85,654
	AMP, Ltd.	32,224	186,911
	Ansell, Ltd.	2,901	23,240
	AXA Asia Pacific Holdings, Ltd.	48,716	164,833
	Bluescope Steel, Ltd.	15,800	121,318
	Boral, Ltd.	14,259	72,313
	Caltex Australia, Ltd.	5,940	65,896
	Commonwealth Bank of Australia	16,897	485,090
	CSR, Ltd.	16,261	31,053

8

Downer Group, Ltd.	7,239	28,738
Insurance Australiz Group, Ltd.	21,046	106,732
Lend Lease Corp., Ltd.	10,795	106,069
Lion Nathan, Ltd.	13,356	79,798
Mayne Group, Ltd.	19,780	63,008
Mirvac, Ltd.	14,741	52,797
National Australia Bank, Ltd.	14,254	325,292
Orica, Ltd.	3,849	59,321
Origin Energy, Ltd.	5,180	28,404
Paperlinx, Ltd.	7,150	25,552
Publishing and Broadcasting, Ltd.	9,155	112,371
Quantas Airways, Ltd.	53,408	153,623
Rinker Group, Ltd.	16,261	146,891
# Rio Tinto, Ltd.	10,324	386,785
Santos, Ltd.	11,627	81,998
Seven Network, Ltd.	4,748	28,406
Southcorp, Ltd.	12,651	43,708
WMC Resources, Ltd.	23,297	140,115
TOTAL COMMON STOCKS (Cost $1,799,568)		3,205,916

RIGHTS/WARRANTS — (0.0%)
* Origin Energy, Ltd. Rights 03/15/05	863	842
(Cost $0)

TOTAL — AUSTRALIA (Cost $1,799,568)		3,206,758

NETHERLANDS — (5.0%)
COMMON STOCKS — (5.0%)
ABN AMRO Holding NV	1,851	50,956
Aegon NV	32,424	467,984
Buhrmann NV	2,250	25,205
DSM NV	1,763	125,245
* Hagemeyer NV	10,343	29,720
Hunter Douglas NV	723	38,821
ING Groep NV	29,391	904,847
* Koninklijke Ahold NV	26,332	238,146
Koninklijke KPN NV	17,293	167,388
Koninklijke Philips Electronics NV	14,594	403,693
Nutreco Holding NV	713	24,557
Oce NV	1,832	30,323
Vedior NV	2,800	52,500
* Versatel Telecom International NV	9,750	24,530
VNU NV	5,383	168,504

TOTAL — NETHERLANDS (Cost $1,880,688)		2,752,419

9

SPAIN — (4.3%)
COMMON STOCKS — (4.3%)
	Acciona SA	679	63,611
	Acerinox SA	10,000	173,464
	Actividades de Construccion y Servicios SA	10,917	278,418
	Arcelor SA	2,132	52,990
	Banco de Sabadell SA	3,672	93,599
	Banco Pastor SA	1,200	45,302
	Banco Santander Central Hispanoamerica SA	30,500	378,019
	Cementos Portland SA	334	22,224
	Corporacion Mapfre Compania Internacional de Reaseguros SA	4,300	69,465
	Ebro Puleva SA	1,846	31,777
	Endesa SA, Madrid	17,283	391,110
	Iberia Lineas Aereas de Espana SA	10,900	38,104
	Inmobiliaria Urbis SA	2,296	36,787
	Repsol SA	21,824	594,149
	Sociedad General de Aguas de Barcelona SA	1,768	37,809
*	Sociedad General de Aguas de Barcelona SA	17	360
	Sol Melia SA	3,325	38,172

TOTAL — SPAIN (Cost $1,444,214)			2,345,360

ITALY — (3.0%)
COMMON STOCKS — (3.0%)
*	Alitalia Linee Aeree Italiane SpA Series A	20,000	6,491
*	Banca Antoniana Popolare Veneta SpA	1,441	42,379
	Banca Monte Dei Paschi di Siena SpA	46,521	158,314
# *	Banca Nazionale del Lavoro SpA	58,953	164,908
	Banca Popolare di Lodi Scarl	7,110	80,872
	Banca Popolare di Milano	7,333	63,698
	Benetton Group SpA	2,904	35,800
	Caltagirone Editore SpA	2,375	22,533
	Capitalia SpA	43,125	219,851
	CIR SpA (Cie Industriale Riunite), Torino	15,000	46,676
	Compagnia Assicuratrice Unipol SpA	11,570	53,507
# *	Edison SpA	42,867	89,287
# *	Fiat SpA	14,800	110,726
	Immsi SpA	3,500	8,032
	Intesabci SpA	31,021	151,983
	Italcementi SpA	5,200	91,991
	Milano Assicurazioni SpA	6,000	34,958
#	Pirelli & Co. SpA	53,332	69,172
	SAI SpA (Sta Assicuratrice Industriale), Torino	2,059	56,192
	San Paolo-IMI SpA	7,244	105,993
*	Sirti SpA	867	2,353
*	SNIA SpA	3,536	1,231
*	Sorin SpA	5,304	17,980
TOTAL COMMON STOCKS (Cost $1,414,764)			1,634,927

10

RIGHTS/WARRANTS — (0.0%)
* Fiat SpA Warrants 01/31/07	990	299
(Cost $0)
TOTAL — ITALY (Cost $1,414,764)		1,635,226

SWEDEN — (2.8%)
COMMON STOCKS — (2.8%)
Atlas Copco AB Series A	1,200	59,819
Billerud AB	3,432	53,934
Electrolux AB Series B	3,100	74,548
Gambro AB Series A	2,500	35,450
Holmen AB Series B	2,300	76,996
Netcom AB Series B	1,200	42,803
Nordic Baltic Holdings AB	17,500	184,195
Skandinaviska Enskilda Banken Series A	4,700	91,037
SSAB Swedish Steel Series A	1,200	31,576
Svenska Cellulosa AB Series B	2,900	113,404
Svenska Kullagerfabriken AB Series B	1,900	94,436
Telia AB	49,500	297,408
Trelleborg AB Series B	1,400	26,401
Volvo AB Series A	2,400	106,482
Volvo AB Series B	5,100	234,476
TOTAL — SWEDEN (Cost $969,684)		1,522,965

FINLAND — (2.4%)
COMMON STOCKS — (2.4%)
Fortum Oyj	42,280	810,665
Huhtamaki Van Leer Oyj	5,200	81,595
* Kemira GrowHow Oyj	807	7,373
Kemira Oyj	3,800	58,620
Kesko Oyj	4,800	124,576
Metso Oyj	2,997	56,154
M-real Oyj Series B	6,800	40,879
Outokumpu Oyj Series A	5,000	91,036
Wartsila Corp. Oyj Series B	2,100	54,641

TOTAL — FINLAND (Cost $486,312)		1,325,539

11

HONG KONG — (2.4%)
COMMON STOCKS — (2.4%)
Cheung Kong Holdings, Ltd.	17,000	161,849
Great Eagle Holdings, Ltd.	8,040	19,226
Hang Lung Development Co., Ltd.	41,000	74,651
Hong Kong and Shanghai Hotels, Ltd.	18,416	16,766
Hopewell Holdings, Ltd.	14,000	35,274
Hutchison Whampoa, Ltd.	39,000	352,547
Hysan Development Co., Ltd.	19,736	41,375
I-Cable Communications, Ltd.	5,245	1,866
Kerry Properties, Ltd.	14,939	35,629
New World Development Co., Ltd.	128,124	130,605
Shangri-La Asia, Ltd.	53,287	80,625
Sino Land Co., Ltd.	48,172	42,928
Tsim Sha Tsui Properties, Ltd.	12,000	17,618
Wharf Holdings, Ltd.	52,457	178,580
Wheelock and Co., Ltd.	69,000	107,053
TOTAL — HONG KONG (Cost $1,199,470)		1,296,592

BELGIUM — (1.3%)
COMMON STOCKS — (1.3%)
Algemene Mij Voor Nijverheidskredit Almanij	342	38,674
Bekaert SA	1,000	84,812
Cofinimmo SA	220	36,210
Dexia SA	3,231	76,754
Fortis AG	6,944	195,484
Groupe Bruxelles Lambert	1,600	147,881
Suez (ex Suez Lyonnaise des Eaux)	2,500	67,300
Union Miniere SA	630	64,485
TOTAL COMMON STOCKS (Cost $387,237)		711,600

RIGHTS/WARRANTS — (0.0%)
* Umicore-Strip VVPR Rights	30	5
(Cost $0)
TOTAL — BELGIUM (Cost $387,237)		711,605

12

DENMARK — (1.3%)
COMMON STOCKS — (1.3%)
Danisco A.S.	870	59,590
Danske Bank A.S.	9,200	282,746
* Jyske Bank A.S.	3,000	109,812
Nordea AB	14,330	151,689
Tele Danmark A.S.	1,900	85,519
TOTAL COMMON STOCKS (Cost $306,160)		689,356

INVESTMENT IN CURRENCY — (0.0%)
* Danish Krone		1,982
(Cost $1,881)
TOTAL — DENMARK (Cost $308,041)		691,338

IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
Allied Irish Banks P.L.C.	5,508	118,518
CRH P.L.C.	9,004	252,165
* Elan Corp. P.L.C.	12,964	111,409
Independent News & Media P.L.C.	14,713	45,394
Irish Permanent P.L.C.	5,651	114,861

TOTAL — IRELAND (Cost $429,070)		642,347

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
* Aker Kvaerner OGEP ASA	990	32,279
* Aker Yards ASA	610	18,563
Den Norske Bank ASA Series A	5,000	50,921
Norsk Hydro ASA	2,620	226,960
Norske Skogindustrier ASA Series A	4,700	99,894
Storebrand ASA	12,400	122,292
TOTAL — NORWAY (Cost $423,650)		550,909

13

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
DBS Group Holdings, Ltd.	4,000	36,749
Fraser & Neave, Ltd.	8,100	78,912
Keppel Corp., Ltd.	24,000	139,845
Neptune Orient Lines, Ltd.	23,000	51,054
Singapore Airlines, Ltd.	8,000	59,194
Singapore Land, Ltd.	9,000	31,632
United Industrial Corp., Ltd.	43,000	25,983
United Overseas Bank, Ltd.	4,000	33,543
United Overseas Land, Ltd.	12,000	15,982
TOTAL COMMON STOCKS (Cost $356,988)		472,894

INVESTMENT IN CURRENCY — (0.0%)
* Singapore Dollars		4,437
(Cost $4,395)
TOTAL — SINGAPORE (Cost $361,383)		477,331

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Commercial Bank of Greece	1,600	52,118
EFG Eurobank Ergasias S.A.	2,500	89,182
Hellenic Petroleum S.A.	4,900	56,708
Hellenic Tellecommunication Organization Co. S.A.	3,520	68,424

TOTAL — GREECE (Cost $147,349)		266,432

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Banco Espirito Santo e Comercial de Lisboa	4,800	85,424
Portugal Telecom SA	4,794	58,211

TOTAL — PORTUGAL (Cost $82,367)		143,635

AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Voestalpine AG	726	60,487
Wienerberger AG	1,109	55,142

TOTAL — AUSTRIA (Cost $39,911)		115,629

14

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Carter Holt Harvey, Ltd.	32,625	54,567
(Cost $36,181)

INVESTMENT IN CURRENCY — (0.0%)
* New Zealand Dollar		828
(Cost $817)
TOTAL — NEW ZEALAND (Cost $36,998)		55,395

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
* Euro Currency		8,460
(Cost $8,349)

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (3.4%)
Repurchase Agreement, Deutsche Bank Securities 2.61%, 03/01/05 (Collateralized by $1,469,497 U.S. Treasury Note 2.38%, 01/25/25, valued at $1,572,362) to be repurchased at $1,572,476 (Cost $1,572,362)	$1,572	1,572,362

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $304,000 FNMA Notes, 2.95%, 11/14/07, valued at $305,900) to be repurchased at $301,020 (Cost $301,000)	301	301,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,873,362)		1,873,362

TOTAL INVESTMENTS - (100.0%) (Cost $39,840,213)††		$54,627,832

†	See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $39,840,240.

15

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

JAPAN — (28.5%)
COMMON STOCKS — (28.5%)
	Achilles Corp.	6,000	$12,110
	Aderans Co., Ltd.	1,300	30,778
	Advan Co., Ltd.	2,000	29,788
	Aica Kogyo Co., Ltd.	3,000	35,527
	Aichi Bank, Ltd.	300	28,984
	Aichi Tokei Denki Co., Ltd.	3,000	9,642
	Air Water, Inc.	4,000	30,572
*	Akai Electric Co., Ltd.	9,000	86
	Akita Bank, Ltd.	7,000	32,275
	Alfresa Holdings Corp.	1,800	71,112
	Alpine Electronics, Inc.	1,500	20,777
	Amano Corp.	3,000	33,088
*	AOC Holdings, Inc.	3,100	49,611
	Aomori Bank, Ltd.	6,000	24,565
*	Arai-Gumi, Ltd.	600	1,280
	Ariake Japan Co., Ltd.	900	21,480
	Asahi Denka Kogyo KK	3,000	32,141
	Asahi Diamond Industrial Co., Ltd.	5,000	32,236
	Asahi Kogyosha Co., Ltd.	3,000	11,909
	Asahi Organic Chemicals Industry Co., Ltd.	3,000	10,532
	Ashimori Industry Co., Ltd.	3,000	7,892
	Asics Corp.	14,000	56,514
*	Azel Corp., Tokyo	2,000	3,597
	Bando Chemical Industries, Ltd.	5,000	23,771
	Bank of Saga, Ltd.	6,000	23,245
#	Best Denki Co., Ltd.	5,000	21,714
	Canon Finetech, Inc.	2,000	35,718
	Capcom Co., Ltd.	2,000	20,107
*	Cecile Co., Ltd.	2,400	29,294
	Central Finance Co., Ltd.	4,000	15,688
*	Chiba Kogyo Bank, Ltd.	800	6,084
	Chiyoda Co., Ltd.	1,700	27,645
*	Chori Co., Ltd.	5,000	10,570
*	Chugai Mining Co., Ltd.	5,000	2,918
	Chukyo Bank, Ltd.	7,000	25,378
	CKD Corp.	2,000	14,616
*	Clarion Co., Ltd.	10,000	22,001
	Cleanup Corp.	2,000	20,126
	CMK Corp.	3,000	45,628
	Coca-Cola Central Japan Co., Ltd.	3	22,384
*	Columbia Music Entertainment, Inc.	3,000	3,386
	Cosel Co., Ltd.	800	22,575
*	Cosmo Securities Co., Ltd.	12,000	27,779

1

	Culture Convenience Club Co., Ltd.	1,700	25,368
	Daibiru Corp.	4,000	31,261
	Dai-Dan Co., Ltd.	3,000	21,666
*	Daiei, Inc.	21,000	50,019
	Daifuku Co., Ltd.	5,000	38,932
	Daihen Corp.	11,000	27,463
#	Daiken Corp.	9,000	39,516
*	Daikyo, Inc.	14,000	29,328
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	21,236
	Daisan Bank, Ltd.	7,000	26,516
	Daiwa Kosho Lease Co., Ltd.	8,000	43,543
	Daiwabo Co., Ltd.	8,000	13,622
	Denki Kogyo Co., Ltd.	3,000	16,874
	Densei-Lambda KK	1,000	8,035
	Edion Corp.	3,737	43,897
	Ehime Bank, Ltd.	6,000	19,399
	Eighteenth Bank, Ltd.	6,000	28,582
	Exedy Corp.	4,000	69,791
*	FDK Corp.	7,000	14,396
	France Bed Holdings Co., Ltd.	13,000	35,317
	Fuji Co.,Ltd.	1,500	27,765
*	Fuji Kosan Co., Ltd.	6,000	13,201
	Fuji Kyuko Co., Ltd.	5,000	19,227
*	Fuji Spinning Co., Ltd., Tokyo	4,000	5,548
	Fujicco Co., Ltd.	2,000	30,610
*	Fujiko Co., Ltd.	4,000	0
	Fujirebio, Inc.	2,500	40,415
	Fujita Kanko, Inc.	12,000	62,101
	Fujitsu Business Systems, Ltd.	2,000	27,875
* #	Fujiya Co., Ltd.	10,000	25,732
*	Furukawa Battery Co., Ltd.	3,000	8,724
*	Furukawa Co., Ltd.	18,000	24,967
	Fuso Pharmaceutical Industries, Ltd.	5,000	18,031
	Gakken Co., Ltd.	3,000	7,031
	Godo Steel, Ltd.	6,000	22,786
	Hanshin Sogo Bank, Ltd.	10,000	20,853
	Hanwa Co., Ltd.	10,000	45,150
	Heiwado Co., Ltd.	4,000	56,935
	Hitachi Koki Co., Ltd.	8,000	76,526
	Hitachi Kokusai Electric, Inc.	4,320	39,340
	Hitachi Medical Corp.	2,000	27,530
	Hitachi Plant Engineering & Construction Co., Ltd.	6,000	29,386
	Hitachi Transport System, Ltd.	3,000	28,238
*	Hitachi Zosen Corp.	34,500	50,823
	Hogy Medical Co., Ltd.	1,100	53,453
	Hokkaido Coca Cola Bottling Co., Ltd.	3,000	19,428
	Hokkaido Gas Co., Ltd.	4,000	11,517
	Hokuriku Electric Industry Co., Ltd.	4,000	9,795
	Hokuto Corp.	1,000	18,433
	Homac Corp.	3,000	25,340
	Horiba, Ltd.	2,000	35,355
	Hosiden Corp.	2,400	27,963
*	Howa Machinery, Ltd.	5,000	6,839
	Ichikoh Industries, Ltd.	4,000	11,402

2

	Iino Kaiun Kaisha, Ltd.	9,000	47,867
	Inaba Denki Sangyo Co., Ltd.	1,000	30,036
	Inabata and Co., Ltd., Osaka	4,000	34,819
	Inageya Co., Ltd.	2,000	19,112
	Ines Corp.	3,600	37,536
	Iseki & Co., Ltd.	14,000	41,381
	Ishihara Sangyo Kaisha, Ltd.	24,000	57,624
	Itochu Enex Co., Ltd.	4,000	26,593
	Itochu Shokuh Co., Ltd.	900	40,377
	Iwasaki Electric Co., Ltd.	4,000	17,218
	Iwatani International Corp.	11,000	28,515
*	Iwatsu Electric Co., Ltd.	3,000	6,486
	Izumiya Co., Ltd.	7,000	48,747
	Japan Cash Machine Co., Ltd.	600	18,424
*	Japan Cash Machine Co., Ltd. Issue 05 When Issued	300	9,355
	Japan Digital Laboratory Co., Ltd.	2,300	26,247
	Japan Medical Dynamic Marketing, Inc.	770	7,763
	Japan Pulp and Paper Co., Ltd.	5,000	17,649
	Japan Steel Works, Ltd.	21,000	41,582
	Japan Storage Battery Co., Ltd.	24,000	51,196
	Japan Transcity Corp.	3,000	12,397
	Japan Vilene Co., Ltd.	3,000	21,006
	Japan Wool Textile Co., Ltd.	6,000	44,366
	Jeol, Ltd.	5,000	34,532
*	JFE Shoji Holdings, Inc.	8,000	40,406
	Joshin Denki Co., Ltd.	2,000	8,284
*	Juki Corp.	7,000	25,980
	Kagawa Bank, Ltd.	3,000	15,956
#	Kagome Co., Ltd.	4,000	44,806
#	Kaken Pharmaceutical Co., Ltd.	7,000	46,872
	Kanagawa Chuo Kotsu Co., Ltd.	4,000	23,226
*	Kanebo, Ltd.	2,000	24,909
*	Kanematsu Corp.	10,500	16,874
*	Kanematsu-NNK Corp.	3,000	7,060
	Kanto Auto Works, Ltd., Yokosuka	4,900	59,715
	Kanto Denka Kogyo Co., Ltd.	4,000	15,726
	Kanto Natural Gas Development Co., Ltd.	4,000	25,368
	Kawada Industries, Inc.	2,000	6,103
* #	Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	8,800
	Kayaba Industry Co., Ltd.	16,000	56,476
	Keiyo Bank, Ltd.	8,000	37,880
*	Keiyo Co., Ltd.	2,000	7,672
*	Kenwood Corp.	10,000	21,332
	Kibun Food Chemifa Co., Ltd.	1,000	24,201
	Kinki Coca-Cola Bottling Co., Ltd.	3,000	30,419
	Kita-Nippon Bank, Ltd.	400	19,131
	Kitz Corp.	4,000	22,116
	Kiyo Bank, Ltd.	26,000	53,224
*	Kokusai Kogyo Co., Ltd.	2,000	6,906
	Konami Sports Corp.	1,900	35,205
	Kosei Securities Co., Ltd.	4,000	8,533
	Kurabo Industries, Ltd.	13,000	32,954
	Kureha Chemical Industry Co., Ltd.	12,000	53,951
	Kurimoto, Ltd.	11,000	36,512

3

	Kuroda Electric Co., Ltd.	1,200	27,951
	Kyodo Printing Co., Ltd.	9,000	44,509
	Kyodo Shiryo Co., Ltd.	5,000	8,466
*	Kyushu-Shinwa Holdings, Inc.	10,000	19,227
	Life Corp.	2,000	26,306
	Maeda Corp.	6,000	33,404
	Maeda Road Construction Co., Ltd.	10,000	81,404
	Mars Engineering Corp.	700	25,043
	Marudai Food Co., Ltd.	5,000	11,814
	Maruetsu, Inc.	9,000	49,158
	Maruha Group, Inc.	18,000	35,814
	Marusan Securities Co., Ltd.	6,000	42,644
	Maruyama Manufacturing Co., Inc.	3,000	24,393
*	Maruzen Co., Ltd.	4,000	9,719
*	Matsuo Bridge Co., Ltd.	3,000	6,399
	Matsuzakaya Co., Ltd.	9,000	45,973
	Max Co., Ltd.	2,000	24,584
	Meidensha Corp.	14,000	36,158
	Meito Sangyo Co., Ltd.	2,000	35,680
	Melco Holdings, Inc.	1,400	30,467
	Mercian Corp.	10,000	25,827
	Michinoku Bank, Ltd.	5,000	25,732
	Mikuni Coca-Cola Bottling Co., Ltd.	3,000	28,554
	Ministop Co., Ltd.	1,500	26,043
*	Misawa Homes Holdings, Inc.	16,000	49,589
*	Mitsubishi Cable Industries, Ltd.	14,000	17,945
#	Mitsubishi Paper Mills, Ltd.	13,000	19,648
	Mitsubishi Plastics, Inc.	16,000	49,895
	Mitsubishi Shindoh Co., Ltd.	3,000	7,605
	Mitsubishi Steel Manufacturing Co., Ltd.	5,000	8,705
	Mitsuboshi Belting, Ltd.	8,000	36,426
	Mitsui Home Co., Ltd.	4,000	21,925
*	Mitsui Mining Co., Ltd.	2,500	9,781
	Mitsui-Soko Co., Ltd.	10,000	35,680
	Mitsumi Electric Co., Ltd.	3,000	34,035
	Mitsuuroko Co., Ltd.	3,000	20,834
	Miura Co., Ltd.	2,000	41,994
	Miyazaki Bank, Ltd.	6,000	24,680
	Mizuno Corp.	9,000	41,324
*	Momiji Holdings, Inc.	14	29,998
	Mori Seiki Co., Ltd.	5,800	62,527
	Morinaga & Co., Ltd.	16,000	44,079
	Mos Food Services, Inc.	2,000	30,610
	Nabtesco Corp.	5,000	32,715
	Nachi-Fujikoshi Corp.	13,000	46,011
	Nagano Bank, Ltd.	6,000	18,825
	Nakamuraya Co., Ltd.	3,000	10,819
	Nakayama Steel Works, Ltd.	5,000	21,666
	NEC Infrontia Corp.	3,000	12,254
	NEC Tokin Corp.	2,000	9,145
	Nichias Corp.	4,000	15,841
	Nichiha Corp.	4,000	60,226
	Nichimo Co., Ltd.	5,000	16,453
	Nichireki Co., Ltd.	2,000	8,437

4

	Nichiro Corp.	5,000	8,418
	Nifco, Inc.	2,000	32,294
	Nikkiso Co., Ltd.	4,000	26,325
	Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	13,009
	Nippon Carbon Co., Ltd.	5,000	10,570
	Nippon Chemical Industrial Co., Ltd.	2,000	7,461
	Nippon Chemi-Con Corp.	5,000	27,645
	Nippon Concrete Industries Co., Ltd.	3,000	12,971
	Nippon Densetsu Kogyo Co., Ltd.	2,000	10,905
	Nippon Flour Mills Co., Ltd.	17,000	83,260
* #	Nippon Kasei Chemical Co., Ltd.	5,000	16,310
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	22,039
#	Nippon Seiki Co., Ltd.	4,000	53,836
	Nippon Shinyaku Co., Ltd.	3,000	27,578
	Nippon Signal Co., Ltd.	3,000	16,673
	Nippon Soda Co., Ltd.	8,000	26,784
	Nippon Suisan Kaisha, Ltd.	18,000	60,092
	Nippon Synthetic Chemical Industry Co., Ltd.	3,000	9,700
	Nippon Thompson Co., Ltd.	3,000	21,322
	Nippon Unipac Holding, Tokyo	0	4,114
	Nissha Printing Co., Ltd.	3,000	43,935
#	Nisshin Fire & Marine Insurance Co., Ltd.	19,000	76,698
* #	Nissho Iwai-Nichmen Holdings Corp.	7,700	40,953
	Nissin Kogyo Co., Ltd.	1,000	36,254
	Nittetsu Mining Co., Ltd.	3,000	13,172
	Nitto Boseki Co., Ltd.	18,000	39,086
	Nitto Electric Works, Ltd.	3,000	32,284
	NOF Corp.	7,000	27,454
	Noritake Co., Ltd.	8,000	36,732
	Noritz Corp.	2,600	44,021
	Odakyu Real Estate Co., Ltd.	4,000	12,435
	Oita Bank, Ltd.	5,000	31,423
	Okamoto Industries, Inc.	9,000	32,973
	Okamura Corp.	3,000	26,918
	Okinawa Electric Power Co., Ltd.	500	21,858
	Okuwa Co., Ltd.	3,000	37,737
	Organo Corp.	4,000	20,279
	Osaka Steel Co., Ltd.	2,100	28,585
	OSG Corp.	6,000	77,712
*	Pacific Metals Co., Ltd.	7,000	35,824
	Paramount Bed Co., Ltd.	800	22,307
	Parco Co., Ltd.	2,000	12,761
*	Pasco Corp.	1,000	2,774
*	Penta-Ocean Construction Co., Ltd.	36,000	62,675
	Pentax Corp.	5,000	21,427
*	Prima Meat Packers, Ltd.	5,000	7,413
	Raito Kogyo Co., Ltd.	2,400	11,157
	Rasa Industries, Ltd.	3,000	10,159
	Resorttrust, Inc.	700	19,485
	Rheon Automatic Machinery Co., Ltd.	2,000	7,117
	Ricoh Leasing Co., Ltd.	1,000	26,736
	Right On Co., Ltd.	900	35,211
	Riken Corp.	7,000	34,819
	Riken Vitamin Co., Ltd.	2,000	57,586

5

	Rohto Pharmaceutical Co., Ltd.	2,000	24,852
	Roland Corp.	2,000	37,632
	Ryobi, Ltd.	11,000	47,245
	Ryosan Co., Ltd.	1,500	37,235
	Ryoyo Electro Corp.	2,000	30,610
	Sagami Co., Ltd.	3,000	11,622
	Saibu Gas Co., Ltd.	12,000	25,598
	Sakata Inx Corp.	3,000	17,936
	Sakata Seed Corp.	2,000	27,530
	Sanden Corp.	7,000	38,100
	Sanki Engineering Co., Ltd.	5,000	39,698
	Sankyo-Tateyama Holdings, Inc.	16,000	50,813
	Sankyu, Inc., Tokyo	20,000	62,368
	Sanrio Co., Ltd.	2,100	20,088
*	Sansui Electric Co., Ltd.	28,000	7,500
	Sanyo Chemical Industries, Ltd.	7,000	54,104
	Sanyo Electric Credit Co., Ltd.	2,400	54,639
	Sanyo Shokai, Ltd.	4,000	22,766
	Sanyo Special Steel Co., Ltd.	7,000	17,677
*	Sasebo Heavy Industries Co., Ltd., Tokyo	7,000	9,776
	Sato Corp.	2,100	51,124
	Seiko Corp.	3,307	17,683
	Senshukai Co., Ltd.	3,000	26,373
	Shikoku Chemicals Corp.	3,000	13,115
	Shimizu Bank, Ltd.	400	20,088
*	Shindengen Electric Manufacturing Co., Ltd.	3,000	10,360
	Shin-Etsu Polymer Co., Ltd.	5,000	39,937
	Shinki Co., Ltd.	3,000	27,148
	Shinko Electric Co., Ltd.	6,000	17,792
	Shinmaywa Industries, Ltd.	5,000	23,723
*	Sho-Bond Corp.	2,000	17,199
	Shochiku Co., Ltd.	4,000	28,123
	Showa Electric Wire & Cable Co., Ltd., Kawasaki	12,000	16,759
	Showa Sangyo Co., Ltd.	10,000	27,932
	Sinanen Co., Ltd.	3,000	15,439
	SMK Corp.	5,000	24,536
*	Snow Brand Milk Products Co., Ltd.	6,500	21,078
	Sorun Corp.	2,000	13,602
	SS Pharmaceutical Co., Ltd., Tokyo	8,000	56,476
	Starzen Corp.	4,000	11,785
#	Sumitomo Light Metal Industries, Ltd.	11,000	20,413
*	Sumitomo Mitsui Construction Co., Ltd.	6,600	7,387
	Sumitomo Precision Products Co., Ltd., Amagasaki City	2,000	8,667
#	Sumitomo Warehouse Co., Ltd.	9,000	50,536
	Sun Wave Corp.	2,000	8,341
	SXL Corp.	3,000	5,711
	Sysmex Corp.	1,600	80,811
	T.Hasegawa Co., Ltd.	1,600	26,784
	Tadano, Ltd.	6,000	28,984
	Taisei Rotec Corp.	3,000	6,887
	Taito Corp.	25	31,567
	Takamatsu Corp.	800	35,125
*	Takaoka Electric Manufacturing Co., Ltd., Tokyo	4,000	8,800
#	Takara Co., Ltd.	3,700	19,537

6

	Takasago International Corp.	3,000	17,132
	Takasago Thermal Engineering Co., Ltd.	6,000	42,931
	Takashima & Co., Ltd.	4,000	11,364
	Takiron Co., Ltd.	3,000	14,492
	Takuma Co., Ltd.	6,000	49,990
	Tamura Corp.	4,000	16,185
	Tasaki Shinju Co., Ltd.	2,000	8,475
*	TC Properties Co., Ltd.	42,000	0
	TCM Corp.	5,000	14,301
*	Teac Corp.	5,000	8,705
	Tenma Corp.	2,000	40,272
	The Nisshin Oillio Group, Ltd.	10,000	53,185
	Toa Corp.	12,000	27,664
	Toa Doro Kogyo Co., Ltd.	3,000	10,761
*	Toabo Corp.	6,000	7,633
	Toagosei Co., Ltd.	26,000	93,514
	Tochigi Bank, Ltd.	7,000	40,846
	Toei Co., Ltd.	14,000	79,013
	Toenec Corp.	3,000	14,750
	Toho Bank, Ltd.	6,000	25,081
	Toho Titanium Co., Ltd.	1,000	31,376
	Toho Zinc Co., Ltd.	4,000	12,435
	Tohoku Pioneer Corp.	2,000	35,489
	Tokai Carbon Co., Ltd.	12,000	48,211
	Tokai Tokyo Securities Co., Ltd.	14,000	48,211
	Toko, Inc.	8,000	25,789
	Tokushima Bank, Ltd.	7,000	48,211
	Tokushu Paper Manufacturing Co., Ltd.	3,000	14,463
	Tokyo Dome Corp.	5,000	25,875
	Tokyo Kikai Seisakusho, Ltd.	6,000	19,284
	Tokyo Leasing Co., Ltd.	4,200	49,296
*	Tokyo Rope Manufacturing Co., Ltd.	4,000	8,303
* #	Tokyo Tekko Co., Ltd.	3,000	12,168
	Tokyo Theatres Co., Inc., Tokyo	6,000	11,536
	Tokyo Tomin Bank, Ltd.	3,700	94,500
	Tokyu Store Chain Corp.	4,000	20,126
	Tonami Transportation Co., Ltd.	3,000	10,245
	Topcon Corp.	2,000	29,462
	Topy Industries, Ltd.	16,000	63,057
	Torii Pharmaceutical Co., Ltd.	2,000	46,872
	Toshiba Machine Co., Ltd.	6,000	31,108
*	Totoku Electric Co., Ltd., Tokyo	3,000	6,715
	Touei Housing Corp.	900	21,351
*	Toyama Chemicals Co., Ltd.	7,000	30,534
*	Toyo Communication Equipment Co., Ltd.	4,000	19,438
	Toyo Corp.	3,000	36,503
	Toyo Electric Co., Ltd.	5,000	21,475
*	Toyo Engineering Corp.	11,000	36,091
	Toyo Kohan Co., Ltd.	3,000	12,885
#	Toyo Radiator Co., Ltd.	5,000	21,571
	Toyo Tire & Rubber Co., Ltd.	8,000	28,085
	Trans Cosmos, Inc.	1,500	53,807
	Trusco Nakayama Corp.	2,300	39,580
	Tsubaki Nakashima Co., Ltd.	5,000	67,438

7

Tsubakimoto Chain Co.	9,000	40,033
Tsukishima Kikai Co., Ltd.	3,000	26,401
Tsumura & Co.	3,000	50,249
Tsutsumi Jewelry Co., Ltd.	2,000	53,855
* Unitika, Ltd.	33,000	39,459
Wakachiku Construction Co., Ltd.	4,000	10,140
Xebio Co., Ltd.	800	23,417
Yamagata Bank, Ltd.	11,000	53,348
Yamatake Corp.	5,000	61,029
Yamato Kogyo Co., Ltd.	6,000	81,270
Yodogawa Steel Works, Ltd.	9,000	51,999
Yokohama Reito Co., Ltd.	3,000	23,044
Yomiuri Land Co., Ltd.	3,000	10,761
Yondenko Corp.	2,100	12,455
Yonekyu Corp.	2,000	24,201
Yoshimoto Kogyo Co., Ltd.	2,000	22,001
Yurtec Corp.	4,000	22,728
Zenrin Co., Ltd.	3,000	45,055
TOTAL COMMON STOCKS (Cost $9,151,564)		10,948,675

INVESTMENT IN CURRENCY — (0.0%)		1,625
* Japanese Yen
(Cost $1,608)

RIGHTS/WARRANTS — (0.0%)
* Kanematsu Corp. Warrants 03/31/06	525	0
(Cost $0)
TOTAL — JAPAN (Cost $9,153,172)		10,950,300

UNITED KINGDOM — (19.8%)
COMMON STOCKS — (19.6%)
Abbot Group P.L.C.	7,000	27,852
* Acambis P.L.C.	3,063	15,823
Aegis Group P.L.C.	25,390	47,949
AGA Food Service Group P.L.C.	5,765	32,884
Aggreko P.L.C.	10,000	31,427
Alba P.L.C.	1,765	20,033
* Anite Group P.L.C.	7,470	9,046
* Arena Leisure P.L.C.	8,000	6,266
Arla Foods UK P.L.C.	17,677	20,811
Arm Holdings P.L.C.	23,000	47,746
Arriva P.L.C.	4,870	51,040
Atkins (WS) P.L.C.	4,015	53,984
Avis Europe P.L.C.	13,658	15,752
Babcock International Group P.L.C.	10,808	30,746
Balfour Beatty P.L.C.	9,360	57,707
Bellway P.L.C.	4,000	67,698
Bespak P.L.C.	1,360	13,920
* Biocompatibles International P.L.C.	1,050	5,439

8

	Body Shop International P.L.C.	8,000	31,293
	Bodycote International P.L.C.	10,262	36,048
	Bovis Homes Group P.L.C.	5,000	65,449
	BPP Holdings P.L.C.	2,800	18,945
*	Bradstock Group P.L.C.	840	710
	Brammer P.L.C.	1,933	6,428
	Britannic P.L.C.	9,041	83,676
	British Polythene Industries P.L.C.	2,000	13,974
	British Vita P.L.C.	6,900	45,094
	Brixton P.L.C.	6,000	39,529
	Brown (N) Group P.L.C.	9,990	25,731
	BSS Group P.L.C.	1,469	30,848
*	Cambridge Antibody Technology Group P.L.C.	1,746	22,989
	Capital & Regional P.L.C.	2,587	34,560
	Capital Radio P.L.C.	3,300	26,197
	Carillion P.L.C.	6,204	28,262
	Carpetright P.L.C.	4,000	81,807
*	Charter P.L.C.	8,148	39,663
	Chesnara P.L.C.	3,500	8,174
	Chrysalis Group P.L.C.	5,000	17,083
	City Restaurant Group P.L.C.	9,500	21,365
	Close Brothers Group P.L.C.	2,580	41,012
*	Colt Telecom Group P.L.C.	40,792	43,321
	Communisis P.L.C.	4,553	10,983
	Computacenter P.L.C.	7,985	44,510
*	Cookson Group P.L.C.	64,000	43,056
	Countrywide P.L.C.	7,000	48,438
	Courts P.L.C.	2,320	602
	Cox Insurance Holdings P.L.C.	16,333	25,744
	Crest Nicholson P.L.C.	3,560	27,217
	Croda International P.L.C.	4,000	28,679
	Daejan Holdings P.L.C.	472	26,401
	Dairy Crest Group P.L.C.	6,206	50,936
*	Dana Petroleum P.L.C.	3,699	36,617
*	Danka Business Systems P.L.C.	7,000	3,566
	Davis Service Group P.L.C.	5,666	47,267
	De La Rue P.L.C.	8,387	61,462
	Delta P.L.C.	6,000	11,879
	Derwent Valley Holdings P.L.C.	2,000	43,095
	DeVere Group P.L.C.	5,000	52,355
	Devro P.L.C.	8,000	20,144
*	Dimension Data Holdings P.L.C.	53,000	37,439
	Diploma P.L.C.	1,500	19,894
	Domestic & General Group P.L.C.	1,796	24,856
	Domino Printing Sciences P.L.C.	6,574	34,939
*	Easyjet P.L.C.	7,991	35,712
*	Elementis P.L.C.	13,000	12,556
*	Enodis P.L.C.	11,200	24,488
	Euromoney Institutional Investors P.L.C.	3,960	33,929
	Filtronic P.L.C.	3,555	17,237
	Findel P.L.C.	3,443	32,825
	First Choice Holidays P.L.C.	16,491	54,362
	First Technology P.L.C.	3,768	27,920
	FKI P.L.C.	26,756	60,301

9

	Forth Ports P.L.C.	2,265	61,387
	French Connection Group P.L.C.	2,765	16,741
	Game Group P.L.C.	17,436	22,455
	Games Workshop Group P.L.C.	493	7,406
	Geest P.L.C.	3,432	42,121
	Go-Ahead Group P.L.C.	2,000	59,356
	Grainger Trust P.L.C.	3,595	28,781
	Great Portland Estates P.L.C.	5,520	35,730
	Greene King P.L.C.	3,589	85,405
	Greggs P.L.C.	640	51,790
	Guiness Peat Group P.L.C.	43,678	73,881
	GWR Group P.L.C.	4,000	19,183
	Halma P.L.C.	18,397	56,844
	Headlam Group P.L.C.	3,793	31,660
	Helical Bar P.L.C.	823	18,785
	Helphire Group P.L.C.	5,799	23,018
*	Heywood Williams Group P.L.C.	5,000	8,938
	Hiscox P.L.C.	11,700	40,087
	Hit Entertainment P.L.C.	6,000	28,948
	Holidaybreak P.L.C.	2,376	29,549
	Homeserve P.L.C.	3,150	49,770
	House of Fraser P.L.C.	8,000	17,761
	Hunting P.L.C.	5,163	20,642
	Incepta Group P.L.C.	2,677	3,165
	Intertek Group P.L.C.	4,000	53,666
	Intserve P.L.C.	9,249	61,201
*	Invensys P.L.C.	141,375	47,555
	Isoft Group P.L.C.	6,502	44,149
	Jardine Lloyd Thompson Group P.L.C.	6,949	50,323
	JJB Sports P.L.C.	12,000	48,208
	Johnson Service Group P.L.C.	2,872	24,980
	Kidde P.L.C.	18,000	57,520
	Kier Group P.L.C.	1,776	29,017
	Laing (John) P.L.C.	6,013	28,635
	Laird Group P.L.C.	6,800	42,610
*	Lastminute.com P.L.C.	16,815	34,099
*	London Clubs International P.L.C.	10,500	22,655
	London Industrial P.L.C.	843	38,630
	London Merchant Securities P.L.C.	16,445	71,833
	Low & Bonar P.L.C.	5,000	12,110
	Luminar P.L.C.	2,561	25,253
	Macfarlane Group P.L.C.	6,000	4,354
	Manchester United P.L.C.	12,980	68,112
	Marshalls P.L.C.	5,652	34,575
	Matalan P.L.C.	13,000	58,659
	McAlpine (Alfred) P.L.C.	4,577	27,097
	McBride P.L.C.	6,500	19,803
	McCarthy & Stone P.L.C.	4,000	53,282
	Meggitt P.L.C.	21,170	112,615
	Menzies (John) P.L.C.	3,000	35,002
	Mersey Docks & Harbour Co. P.L.C.	3,580	67,093
	MFI Furniture Group P.L.C.	31,043	80,404
	Michael Page International P.L.C.	21,322	79,099
	Millennium and Copthorne Hotels P.L.C.	7,144	52,730

10

	Minerva P.L.C.	5,000	26,069
	Mitie Group P.L.C.	8,969	27,584
	Molins P.L.C.	1,360	4,130
*	Morgan Crucible Company P.L.C.	10,153	36,494
	Mothercare P.L.C.	3,573	21,908
	Mouchel Parkman P.L.C.	5,135	24,922
	Mowlem (John) & Co. P.L.C.	9,138	35,656
	National Express Group P.L.C.	2,000	34,118
	Nestor Healthcare Group P.L.C.	3,700	9,103
	Northern Foods P.L.C.	16,000	47,823
*	Northgate Information Solutions P.L.C.	22,083	28,121
	Northgate P.L.C.	2,070	36,685
	Novar P.L.C.	21,548	78,902
*	NXT P.L.C.	3,360	4,424
	Paladin Resources P.L.C.	10,902	38,767
	Parity Group P.L.C.	11,250	1,892
	Pendragon P.L.C.	3,803	23,246
	Pennon Group P.L.C.	2,365	43,231
	Photo-Me International P.L.C.	11,000	21,989
	PHS Group P.L.C.	20,000	32,484
	Pilkington P.L.C.	1,455	3,391
	Pillar Property P.L.C.	3,280	50,217
	Premier Farnell P.L.C.	10,889	38,041
*	Premier Oil P.L.C.	4,000	46,362
*	Primback Units	3,000	0
	Psion P.L.C.	18,000	18,337
	PZ Cuzzons P.L.C.	797	19,670
	RAC P.L.C.	2,900	39,438
	Raven Mount P.L.C.	13,000	18,116
	Redrow P.L.C.	11,802	95,051
	Reg Vardy P.L.C.	2,009	20,003
	Regent Inns P.L.C.	4,883	7,978
	Renishaw P.L.C.	2,904	40,553
	Rotork P.L.C.	4,858	41,507
	RPS Group P.L.C.	9,770	29,953
	Salvesen (Christian) P.L.C.	12,000	14,070
	Savills P.L.C.	2,754	29,909
	Scapa Group P.L.C.	6,600	3,933
	Senior P.L.C.	12,000	10,899
	Serco Group P.L.C.	11,001	52,705
	Shaftesbury P.L.C.	5,000	34,599
	Shanks & McEwan Group P.L.C.	8,000	21,682
	SIG P.L.C.	4,300	48,393
	Singer & Friedlander Group P.L.C.	6,844	36,736
*	Skyepharma P.L.C.	24,000	26,987
	SMG P.L.C.	10,000	20,471
	Smith (David S.) Holdings P.L.C.	19,364	60,856
	Smith (WH) P.L.C.	10,824	77,084
*	Soco International P.L.C.	3,613	37,397
	Somerfield P.L.C.	30,098	108,764
	Spectris P.L.C.	5,378	46,596
	Spirax-Sarco Engineering P.L.C.	2,000	25,642
*	Spirent P.L.C.	42,716	56,038
	SSL International P.L.C.	8,710	50,393

11

	St. Ives P.L.C.	3,000	21,696
	St. Modwen Properties P.L.C.	23,000	163,575
	Stanley Leisure P.L.C.	4,150	34,341
	T&F Informa Group P.L.C.	9,100	73,552
	Taylor Nelson AGB P.L.C.	6,000	27,621
	The Peacock Group P.L.C.	5,571	26,342
*	Thus Group P.L.C.	53,000	15,536
	Topps Tiles P.L.C.	7,700	36,557
	Transport Development Group P.L.C.	4,126	17,844
	TT Electronics P.L.C.	6,965	25,203
	Tullow Oil P.L.C.	10,957	37,489
	U.K. Coal P.L.C.	7,301	18,665
	Ultra Electronics Holdings P.L.C.	1,924	27,089
	Unite Group P.L.C.	5,545	32,455
*	Vernalis P.L.C.	1,500	2,220
	Victrex P.L.C.	3,288	25,817
	Viridian Group P.L.C.	3,000	42,095
	Vitec Group P.L.C.	2,000	12,398
	VT Group P.L.C.	7,300	43,709
	Weir Group P.L.C.	10,306	65,323
	Westbury P.L.C.	5,170	48,694
	Wetherspoon (J.D.) P.L.C.	7,000	36,699
	Whatman P.L.C.	6,385	31,357
	Wincanton P.L.C.	5,790	29,103
	Wolverhampton & Dudley Breweries P.L.C.	3,644	73,826
	Wood Group (John) P.L.C.	24,689	69,404
	Woolworths Group P.L.C.	71,508	65,976
	XANSA P.L.C.	18,423	33,818
	Yule Catto & Co. P.L.C.	6,673	38,319
TOTAL COMMON STOCKS (Cost $5,623,836)			7,522,404

INVESTMENT IN CURRENCY — (0.2%)
*	British Pound Sterling		89,879
(Cost $89,402)
TOTAL — UNITED KINGDOM (Cost $5,713,238)			7,612,283

AUSTRALIA — (7.1%)
COMMON STOCKS — (7.1%)
	ABB Grain, Ltd.	4,855	25,275
	ABC Learning Centres, Ltd.	1,012	4,467
	Adelaide Bank, Ltd.	6,122	52,440
	Adelaide Brighton, Ltd.	18,856	23,906
	Adsteam Marine, Ltd.	21,828	30,961
*	Arrow Pharmaceuticals, Ltd.	5,495	56,605
*	Austar United Communications, Ltd.	80,355	53,486
	Austereo Group, Ltd.	21,665	27,468
*	Australian Magnesium Corp., Ltd.	8,556	102
	Australian Pharmaceutical Industries, Ltd.	11,702	28,189
	Australian Pipeline Trust	13,387	42,325

12

*	Australian Wealth Management, Ltd.	15,969	13,793
	Bank of Queensland, Ltd.	8,030	64,266
	BayCorp Advantage, Ltd.	20,300	45,683
	Bendigo Bank, Ltd.	4,666	36,234
	Cabcharge Austalia, Ltd.	13,000	46,664
	Centennial Coal, Ltd.	8,505	29,653
*	Chemeq, Ltd.	5,304	4,959
*	Climax Mining, Ltd.	2,546	252
*	Clough, Ltd.	14,720	6,182
	Coates Hire, Ltd.	19,949	73,031
	Cochlear, Ltd.	1,678	38,693
	Corporate Express Australia, Ltd.	5,746	27,091
	Crane Group, Ltd.	5,247	35,133
	DCA Group, Ltd.	26,763	73,376
	Downer Group, Ltd.	22,928	91,022
	Envestra, Ltd.	33,400	29,377
	Futuris Corp., Ltd.	30,802	50,279
	Graincorp, Ltd. Series A	3,700	40,167
#	Great Southern Plantations, Ltd.	12,849	44,697
	GUD Holdings, Ltd.	3,179	16,575
	Gunns, Ltd.	23,536	83,552
	GWA International, Ltd.	13,074	30,562
*	Hardman Resources NL	22,630	34,967
	Hills Industries, Ltd.	23,090	78,675
	Iluka Resources, Ltd.	16,296	73,346
	Incitec Pivot, Ltd.	3,943	60,614
	ION, Ltd.	19,918	14,678
	Jones (David), Ltd.	37,253	55,791
	MacArthur Coal, Ltd.	8,111	40,491
*	Macquarie Goodman Group	12,779	39,694
	McGuigan Simeon Wines, Ltd.	9,462	42,737
	Miller’s Retail, Ltd.	24,501	19,609
*	Minara Resources, Ltd.	16,026	23,366
*	Novogen, Ltd.	884	3,467
	Nufarm, Ltd.	11,772	92,442
*	Oxiana, Ltd.	55,648	40,568
	Pacific Group, Ltd.	9,528	22,574
*	Petsec Energy, Ltd.	4,391	3,932
*	PMP, Ltd.	17,571	27,011
	Primary Health Care, Ltd.	5,408	34,282
	Ramsay Health Care, Ltd.	11,400	63,143
	Reece Australia, Ltd.	4,332	44,762
*	Resolute Mining, Ltd.	2,027	2,393
	Ridley Corp., Ltd.	42,930	46,944
	Rural Press, Ltd.	5,574	45,847
	Salmat, Ltd.	7,085	31,720
*	Scigen	16,313	685
	SFE Corp., Ltd.	6,232	47,407
	Sigma Co., Ltd.	4,386	28,325
	Sims Group, Ltd.	6,376	91,296
*	Sons of Gwalia, Ltd.	6,721	0
	Southern Cross Broadcasting (Australia), Ltd.	5,635	62,914
	Spotless Group, Ltd.	10,076	39,682
	STW Communications Group, Ltd.	14,321	33,136

13

	Thakral Holdings Group	87,685	53,501
	Timbercorp, Ltd.	28,195	46,918
	Transfield Services, Ltd.	8,307	46,472
	United Group, Ltd.	5,035	29,843
*	Village Roadshow, Ltd.	11,681	22,955
	Worley Group, Ltd.	7,851	38,547
TOTAL COMMON STOCKS (Cost $1,917,911)			2,711,199

RIGHTS/WARRANTS — (0.0%)
*	Australian Wealth Management, Ltd. Rights 02/28/05	21,637	5,315
(Cost $0)
TOTAL — AUSTRALIA (Cost $1,917,911)			2,716,514

SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
*	Actelion, Ltd.	800	88,858
*	Agie Charmilles Holding AG	200	17,651
	Baloise-Holding	2,700	141,463
	Bank Sarasin & Cie Series B, Basel	10	18,297
	Banque Privee Edmond de Rothschild SA, Geneve	2	27,028
*	Barry Callebaut AG	200	51,317
	Bobst Group SA	800	32,891
	Caisse d’Epargne Cantonale Vaudoise, Lausanne	50	57,431
	Clariant AG	1,900	32,637
	Converium Holding AG	7,300	70,712
	Conzzeta Holdings AG	27	32,082
	Ems-Chemie Holding AG	300	30,119
	Energiedienst Holding AG	100	38,746
*	Fischer (Georg) AG, Schaffhausen	100	29,189
*	Forbo Holding AG, Eglisau	51	11,022
	Generali (Switzerland) Holdings, Adliswil	80	19,149
	Kaba Holding AG	90	27,277
*	Kudelski SA	1,700	64,551
	Kuoni Reisen Holding AG	120	55,227
*	Leica Geosystems Holdings AG	90	27,704
*	Logitech International SA	1,200	79,043
	Luzerner Kantonalbank AG	200	40,813
*	Micronas Semi	800	36,232
*	Moevenpick-Holding, Zuerich	40	10,229
	Oz Holding AG	200	13,777
	Phoenix Mecano AG, Stein am Rhein	50	14,939
	Phonak Holding AG	3,000	108,490
	PSP Swiss Property AG	1,947	83,486
	Publicitas Holding SA, Lausanne	70	22,783
	Rieters Holdings AG	100	32,569
	Sarna Kunststoff Holding AG	150	18,275
*	Saurer AG	500	33,021
	Schweizerische National Versicherungs Gesellschaft	30	16,635
	Sig Holding AG	1,100	265,197

14

*	Sika Finanz AG, Baar	90	63,544
	Sulzer AG, Winterthur	160	67,229
*	Swiss Prime Site AG	75	19,163
	Unaxis Holding AG	600	81,884
*	Valiant Holding AG	400	37,885
	Valora Holding AG	100	24,475
*	Von Roll Holding AG, Gerlafingen	2,718	4,985
	Vontobel Holdings AG	2,525	57,108

TOTAL — SWITZERLAND (Cost $1,470,217)			2,005,113

FRANCE — (4.5%)
COMMON STOCKS — (4.5%)
*	Altran Technologies SA	3,544	40,640
	April Group SA	1,900	57,211
	Beneteau SA	400	35,752
	Boiron SA	1,200	38,930
	Bongrain SA	339	26,237
*	Carbone Lorraine	488	26,416
	Clarins SA	666	43,345
*	Club Mediterranee SA	600	32,415
*	CS Communication et Systemes	321	13,432
	Damartex SA	300	10,428
*	DMC (Dollfus Mieg et Cie)	600	3,496
	Electricite de Strasbourg	300	43,896
	Elior	4,894	61,045
*	Euro Disney SCA	25,300	4,020
	Fimalac SA	1,066	51,084
	Gaumont	411	37,252
*	Generale de Geophysique SA	556	52,898
	Groupe Bourbon SA	428	25,038
	Guyenne et Gascogne SA	300	34,719
	Iliad SA	2,500	94,048
* #	Infogrames Entertainment SA	4,330	10,206
	Lisi SA	500	36,348
	Manitou SA	1,600	59,068
	Marionnaud Parfumeries Retails Perfumes	735	20,954
*	Metaleurop SA	1,500	1,073
	Neopost SA	600	50,093
	Nexans	508	22,669
	Norbert Dentressangle	600	38,541
	NRJ Group	2,200	51,854
	Remy Cointreau SA	1,495	61,724
	Rodriguez Group SA	600	34,759
*	Scor SA	34,348	71,862
	SEB SA Prime Fidelite 2002	330	38,453
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	640	62,712
	Skis Rossignol SA	648	15,136
	Societe du Louvre SA	700	91,717
	Somfy Interational SA	300	62,765

15

	Sopra SA	500	30,548
	SR Teleperformance	1,656	49,119
	Taittinger SA	94	29,923
	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	400	86,917
	Zodiac SA	1,053	50,600

TOTAL — FRANCE (Cost $1,122,159)			1,709,343

GERMANY — (3.9%)
COMMON STOCKS — (3.9%)
	Aareal Bank AG	1,300	45,738
*	Andreae-Noris Zahn AG, Anzag	580	27,303
*	Articon Integralis AG	400	1,335
	Ava Allgemeine Handelsgesellschaft der Verbraucher AG	700	42,656
	AWD Holding AG	1,300	54,981
*	Baader Wertpapier Handelsbank AG	1,100	8,390
	Beate Uhse AG	1,700	21,272
	Bilfinger & Berger Bau AG	2,000	97,987
	Comdirect Bank AG	2,500	21,882
* #	DAB Bank AG	3,800	30,291
*	Deutz AG	4,400	21,091
	Douglas Holding AG	900	34,691
*	Duerr Beteiligungs AG	500	11,057
*	Epcos AG	1,600	22,521
	Feilmann AG	700	51,128
	GFK AG	1,560	61,309
*	Gildemeister AG	2,400	16,811
	Harpen AG	1,250	35,272
	IVG Immobilien AG	4,500	81,992
	Iwka AG	1,166	32,964
	K & S Aktiengesellschaft AG	2,000	112,818
	KWS Kleinwanzlebener Saatzucht AG	15	13,665
	MVV Energie AG	2,000	48,411
*	MWG Biotech AG	1,000	781
*	Pfleiderer AG	2,100	36,928
	Rheinmetall Berlin AG	990	56,815
	Rhoen Klinikum AG	600	41,075
	Salzgitter AG	3,100	68,346
	Schwarz Pharma AG	2,400	116,314
*	Senator Entertainment AG	140	258
*	Singulus Technologies AG	700	10,836
	Sixt AG	900	16,923
	Stada Arzneimittel AG	1,067	35,463
*	Strabag AG	166	12,375
	Stuttgarter Hofbraeu AG	1,000	34,759
	Sued-Chemie AG	200	7,929
	Takkt AG	3,000	31,223
	United Internet AG	2,000	59,534
	Vossloh AG	800	39,672
*	WCM Beteiligungs AG	11,166	14,933
TOTAL — GERMANY (Cost $1,025,341)			1,479,729

16

HONG KONG — (3.7%)
COMMON STOCKS — (3.7%)
	ALCO Holdings, Ltd.	68,000	27,683
*	Allied Group, Ltd.	27,600	38,751
*	Allied Properties, Ltd.	21,300	15,431
	Asia Financial Holdings, Ltd.	54,874	16,887
	Asia Standard International Group, Ltd.	116,666	5,759
	Associated International Hotels, Ltd.	48,000	39,082
	Cafe de Coral Holdings, Ltd.	78,000	87,512
*	Century City International Holdings, Ltd.	394,000	5,759
	Champion Technology Holdings, Ltd.	21,736	3,595
	Chaoda Modern Agriculture (Holdings), Ltd.	168,000	70,009
	Chen Hsong Holdings, Ltd.	72,000	44,314
*	China Aerospace International Holdings, Ltd.	46,800	2,850
*	China Everbright Technology, Ltd.	206,000	9,641
	China Hong-Kong Photo Products Holdings, Ltd.	90,000	8,309
	China Insurance International Holdings Co., Ltd.	40,000	17,438
	China Motor Bus Co., Ltd.	1,600	12,720
	China Online (Bermuda), Ltd.	20,720	3,852
	China Pharmaceutical Enterprise and Investment Corp., Ltd.	112,000	29,799
	China Resources Land, Ltd.	202,000	50,766
	City Telecom (H.K.), Ltd.	30,000	5,462
	CNPC (Hong Kong), Ltd.	140,000	22,977
	Continental Mariner Investment Co., Ltd.	60,000	12,386
	Cross Harbour Tunnel Co., Ltd.	30,658	20,048
*	Digital China Holdings, Ltd.	83,000	23,147
*	DigitalHongKong.com	329	16
	Dynamic Holdings, Ltd.	92,000	17,341
*	Founder Holdings, Ltd.	122,000	10,012
	Fountain Set Holdings, Ltd.	28,000	18,669
	Four Seas Frozen Food Holdings, Ltd.	22,620	3,364
	Four Seas Mercantile Holdings, Ltd.	60,000	20,772
	Giordano International, Ltd.	66,000	43,583
*	Global China Group Holdings, Ltd.	244,000	14,392
	Gold Peak Industries (Holdings), Ltd.	81,250	18,648
	Goldlion Holdings, Ltd.	37,000	4,033
	Grande Holdings, Ltd.	28,000	26,747
*	Great Wall Cybertech, Ltd.	713,200	915
	Guangdong Brewery Holdings, Ltd.	168,000	65,163
	GZI Transport, Ltd.	68,000	22,234
	Hang Ten Group Holdings, Ltd.	93	14
	Harbour Centre Development, Ltd.	9,000	14,483
	Hengan International Group Co., Ltd.	96,000	56,931
*	Heritage International Holdings, Ltd.	115	0
*	Hong Kong Construction Holdings, Ltd.	27,000	2,250
*	Interchina Holdings Co., Ltd.	280,000	8,114
*	Lai Sun Development Co., Ltd.	86,000	1,533
	Liu Chong Hing Bank, Ltd.	31,000	48,295

17

	Liu Chong Hing Investment, Ltd.	18,000	16,618
	Miramar Hotel & Investment Co., Ltd.	20,000	32,184
	Moulin International Holdings, Ltd.	21,998	17,911
	Ngai Lik Industrial Holdings, Ltd.	94,000	28,626
	Oriental Press Group, Ltd.	74,000	25,144
	Pacific Century Insurance Holdings, Ltd.	50,000	23,080
*	Pacific Century Premium Developments, Ltd.	60,000	21,157
*	QPL International Holdings, Ltd.	23,000	3,509
	SA SA International Holdings, Ltd.	46,000	24,035
	SCMP Group, Ltd.	122,000	55,533
	Sea Holdings, Ltd.	38,000	13,887
	Shell Electric Manufacturing (Holdings) Co., Ltd.	3,555	793
*	Shougang Concord International Enterprises Co., Ltd.	90,000	8,078
	Silver Grant International Industries, Ltd.	40,000	20,516
	Sun Hung Kai & Co., Ltd.	59,000	18,156
	Tai Cheung Holdings, Ltd.	25,000	13,864
*	TCL International Holdings, Ltd.	144,000	33,420
	Varitronix International, Ltd.	20,009	22,192
	Wheelock Properties, Ltd.	124,000	62,406
	Wing On Co. International, Ltd.	18,903	24,927
TOTAL COMMON STOCKS (Cost $1,468,697)			1,437,722

RIGHTS/WARRANTS — (0.0%)
*	Champion Technology Holdings, Ltd. Warrants 02/16/06	4,251	153
*	Heritage International Holdings, Ltd. Warrants 04/12/05	46	0
*	QPL International Holdings, Ltd. Warrants 10/14/07	4,600	174
TOTAL RIGHTS/WARRANTS (Cost $0)			327

TOTAL — HONG KONG (Cost $1,468,697)			1,438,049

ITALY — (2.8%)
COMMON STOCKS — (2.8%)
	Acea SpA	6,000	69,637
	Aem Torino SpA	10,500	28,502
*	Alitalia Linee Aeree Italiane SpA Series A	120,000	38,946
	Banca Intermobiliare di Investimenti e Gestoni SpA	5,000	42,307
	Banco di Desio e della Brianza SpA	5,000	44,094
	Banco Piccolo Valellinese Scarl SpA	3,375	45,718
	Beni Stabili SpA, Roma	40,000	42,426
	Caltagirone Editore SpA	3,000	28,463
	Caltagirone SpA	3,250	27,671
	CIR SpA (Cie Industriale Riunite), Torino	17,000	52,900
*	Cirio Finanziaria SpA	45,000	10,368
	Class Editore SpA	3,000	7,150
	Credito Emiliano SpA	7,080	73,781
	De Longhi SpA	8,000	34,428
	Erg SpA	5,000	68,326
	Gewiss SpA	6,000	41,631

18

	Gruppo Editoriale L’espresso SpA	3,896	25,124
*	Immobiliare Lombardia SpA	7,400	1,876
	Impregilo SpA	19,000	11,498
	Merloni Elettrodomestici SpA	2,500	41,380
	Milano Assicurazioni SpA	11,000	64,089
	Pirelli & C.Real Estate SpA	1,000	57,045
*	Premafin Finanziaria SpA Holding di Partecipazioni, Roma	21,959	46,814
	Recordati Industria Chimica e Farmaceutica SpA	1,000	27,013
*	SNIA SpA	5,304	1,847
	Societe Cattolica di Assicurazoni Scarl SpA	990	47,455
*	Sorin SpA	7,956	26,970
*	STA Metallurgica Italiana SpA	15,500	10,642
	Vianini Lavori SpA	5,720	50,747

TOTAL — ITALY (Cost $650,361)			1,068,848

SWEDEN — (2.7%)
COMMON STOCKS — (2.7%)
	Addtech AB Series B	2,500	24,303
	Axfood AB	1,800	50,917
	Bergman & Beving AB Series B	2,500	28,141
	Bilia AB Series A	2,975	55,233
	Billerud AB	2,100	33,002
*	Capio AB	2,700	41,246
	Carbo AB	2,400	64,907
	Castellum AB	1,500	51,092
	D. Carnegie & Co. AB	2,150	27,108
*	Elekta AB	800	26,489
	Eniro AB	5,400	63,152
	Haldex AB	1,680	31,927
	Hoganas AB Series B	1,300	39,624
*	Invik and Co. AB Series B	7,350	73,332
	Kungsleden AB	700	28,397
	Lagercrantz Group AB Series B	2,500	7,273
	Lindex AB	700	35,457
*	Lundin Petroleum AB	6,500	47,320
*	Modern Times Group AB Series B	1,700	52,188
*	Nobia AB	1,700	33,426
	Observer AB	2,880	13,388
*	OMHEX AB	5,300	65,276
	Rottneros Bruk AB	11,700	12,742
*	Scribona AB Series A	1,500	3,585
	Tietoenator Corp. AB	1,015	36,650
	Trelleborg AB Series B	3,600	67,889
	WM-Data AB Series B	8,800	24,056
TOTAL COMMON STOCKS (Cost $658,744)			1,038,120

INVESTMENT IN CURRENCY — (0.0%)
*	Swedish Krona		1,308
(Cost $1,280)
TOTAL — SWEDEN (Cost $660,024)			1,039,428

19

SINGAPORE — (2.7%)
COMMON STOCKS — (2.7%)
Amtek Engineering, Ltd.	18,750	12,371
Ascott Group, Ltd.	204,000	62,893
Bukit Sembawang Estates, Ltd.	1,000	8,139
Cerebos Pacific, Ltd.	15,000	27,192
Ch Offshore, Ltd.	17,400	3,809
China Aviation Oil (Singapore) Corp., Ltd.	127,680	75,972
Chuan Hup Holdings, Ltd.	87,000	39,160
Fu Yu Manufacturing, Ltd.	63,000	31,659
GK Goh Holdings, Ltd.	17,000	10,063
Guocoland, Ltd.	42,900	32,536
Hong Leong Asia, Ltd.	46,000	37,724
Hotel Plaza, Ltd.	25,000	12,794
Hotel Properties, Ltd.	32,000	26,637
Hwa Hong Corp., Ltd.	85,000	26,467
* Interra Resources, Ltd.	2,400	148
Jurong Technologies Industrial Corp., Ltd.	55,000	55,956
K1 Ventures, Ltd.	120,000	19,608
Keppel Telecommunications and Transportation, Ltd.	72,000	39,068
Kim Eng Holdings, Ltd.	65,000	53,305
Labroy Marine, Ltd.	100,000	36,379
MCL Land, Ltd.	48,000	58,602
Metro Holdings, Ltd.	83,000	24,821
* Orchard Parade Holdings, Ltd.	11,239	2,703
Robinson & Co., Ltd.	9,600	37,588
SBS Transit, Ltd.	23,000	32,760
Singapore Food Industries, Ltd.	71,000	46,405
Straits Trading Co., Ltd.	61,200	90,566
* Tuan Sing Holdings, Ltd.	44,000	2,849
UOB-Kay Hian Holdings, Ltd.	107,000	67,296
WBL Corp., Ltd.	22,000	45,036
TOTAL COMMON STOCKS (Cost $745,692)		1,020,506

INVESTMENT IN CURRENCY — (0.0%)
* Singapore Dollars		1,218
(Cost $1,189)
TOTAL — SINGAPORE (Cost $746,881)		1,021,724

NETHERLANDS — (2.5%)
COMMON STOCKS — (2.5%)
AM NV	1,296	13,626
* ASM International NV	1,000	18,776

20

	Boskalis Westminster NV	1,282	48,805
	Buhrmann NV	2,960	33,159
*	Getronics NV	20,370	53,676
	Grolsche NV	800	25,636
*	Hagemeyer NV	12,600	36,205
	Imtech NV	1,285	46,129
*	Ispat International NV	4,900	206,654
*	Kendrion NV	1,337	2,284
	Koninklijke Frans Maas Groep NV	810	30,193
	Koninklijke Nedlloyd NV	1,315	74,091
	Koninklijke Vopak NV	1,141	26,818
*	Laurus NV	4,820	28,848
	Nutreco Holding NV	1,308	45,049
	NV Holdingsmij de Telegraaf	1,000	26,483
	Oce NV	2,356	38,996
	Opg Groep NV Series A	453	29,242
*	Semiconductor Industries NV	1,100	6,351
	Stork NV	900	35,371
	Twentsche Kabel Holding NV	677	28,148
	United Services Group NV	815	23,407
	Univar NV	550	17,683
*	Van Der Mollen Holding NV	995	7,984
*	Versatel Telecom International NV	19,200	48,305
*	Wegener Arcade NV .	1,631	23,325

TOTAL — NETHERLANDS (Cost $644,592)			975,244

FINLAND — (2.4%)
COMMON STOCKS — (2.4%)
	Amer-Yhtymae Oyj Series A	3,300	61,613
	Finnair Oyj	3,800	31,147
	Finnlines Oyj	1,800	33,464
	Huhtamaki Van Leer Oyj	4,350	68,257
	KCI Konecranes International Oyj	600	27,132
*	Kemira GrowHow Oyj	977	8,926
	Kemira Oyj	4,600	70,961
	Kesko Oyj	2,400	62,288
	Nokian Renkaat Oyj	390	69,097
	Okobank Class A	3,200	48,729
	Pohjola Group P.L.C. Series D	6,600	83,374
	Rautaruukki Oyj Series K	6,200	86,202
*	Stonesoft Corp.	2,191	1,393
	Uponor Oyj Series A	3,000	63,559
	Viking Line AB	400	12,288
	Wartsila Corp. Oyj Series B	3,900	101,476
	Yit-Yhtymae Oyj	2,600	79,529

TOTAL — FINLAND (Cost $441,392)			909,435

21

GREECE — (1.9%)
COMMON STOCKS — (1.9%)
Aktor Technical Co. S.A.	6,480	27,114
Athens Water Supply & Sewage Co. S.A.	4,400	34,375
Attica Holdings S.A.	7,500	33,567
Babis Vovos S.A.	2,600	43,379
Bank of Attica S.A.	6,400	45,424
Germanos S.A.	1,900	62,847
Hellenic Duty Free Shops S.A.	3,700	70,551
Hellenic Technodomiki S.A.	4,560	23,187
Heracles General Cement Co.	5,400	74,793
Hyatt Regency S.A.	4,700	60,617
Intracom S.A.	5,500	34,375
J&P-Avax S.A.	5,200	29,195
* Lambrakis Press S.A.	5,806	26,754
N.B.G. Real Estate Development Co.	6,100	38,610
Technical Olympic S.A.	5,500	36,123
Viohalco S.A.	9,200	89,174

TOTAL — GREECE (Cost $536,331)		730,085

SPAIN — (1.8%)
COMMON STOCKS — (1.8%)
Abengoa SA	2,800	32,627
* Amper SA	1,600	10,784
Banco de Valencia SA	3,734	125,043
Banco Pastor SA	1,200	45,302
Campofrio Alimentacion SA	1,466	25,799
Compania de Distribucion Integral Logista SA	1,100	60,258
Cortefiel SA	3,300	59,253
Europistas Concesionaria Espanola SA	3,356	24,619
Faes Farma SA	2,111	42,712
Grupo Empresarial Ence SA	1,200	39,756
Inmobiliaria Urbis SA	4,600	73,702
Prosegur Cia de Seguridad SA	2,200	43,406
* Puleva Biotech SA	244	885
Recoletos Grupo de Comunicacion SA	3,300	31,462
* Uralita SA	5,700	31,172
Viscofan Industria Navarra de Envolturas Celulosicas SA	2,730	29,173

TOTAL — SPAIN (Cost $298,598)		675,953

DENMARK — (1.7%)
COMMON STOCKS — (1.7%)
* Alm. Brand A.S.	778	26,298
Bang & Olufsen Holding A.S. Series B	450	31,142
Coloplast A.S.	1,616	85,243

22

	DFDS A.S., Copenhagen	384	22,203
	DSV, De Sammensluttede Vognmaend A.S.	450	35,626
*	FLS Industries Series B	1,240	23,825
	GN Great Nordic A.S.	5,000	54,261
*	Jyske Bank A.S.	2,220	81,261
	Koebenhavns Lufthavne	290	71,456
	NKT Holding A.S.	960	30,571
*	SAS Danmark A.S.	1,739	19,646
	Sydbank A.S.	160	33,019
*	Topdanmark A.S.	1,450	104,991
*	Treka A.S.	700	16,252
TOTAL COMMON STOCKS (Cost $323,264)			635,794

INVESTMENT IN CURRENCY — (0.0%)
*	Danish Krone		799
(Cost $802)
TOTAL — DENMARK (Cost $324,066)			636,593

BELGIUM — (1.4%)
COMMON STOCKS — (1.4%)
	Ackermans & Van Haaren SA	1,200	47,813
	Barco (New) NV	500	42,439
	Bekaert SA	500	42,406
	Brederode SA	592	16,932
	Cofinimmo SA	220	36,210
	Compagnie Maritime Belge	1,500	57,978
	Deceuninck SA	1,300	42,346
	D’Ieteren SA	100	22,736
	Euronav SA	1,500	49,656
	Exmar NV	300	19,266
*	Immobel (Cie Immobiliere de Belgique SA)	200	8,991
	Omega Pharma SA	1,200	60,572
*	Solvus SA	703	16,188
*	Solvus SA Interim Strip VVPR	3	0
	Spector Photo Group SA	188	1,792
	Tessenderlo Chemie	800	35,890
	Union Miniere SA	525	53,738
TOTAL COMMON STOCKS (Cost $320,590)			554,953

RIGHTS/WARRANTS — (0.0%)
*	Umicore-Strip VVPR Rights	25	4
(Cost $0)
TOTAL — BELGIUM (Cost $320,590)			554,957

23

NORWAY — (1.4%)
COMMON STOCKS — (1.4%)
* Aker Kvaerner OGEP ASA	1,423	46,398
* Aker Yards ASA	877	26,689
Ekornes ASA	1,600	35,681
Nera ASA	4,600	10,592
Prosafe ASA	1,400	45,986
Rieber and Son ASA Series A	3,600	31,591
Schibsted ASA	3,600	98,541
Smedvig ASA Series A	2,600	48,981
Tandberg ASA Series A	5,200	57,981
* Tandberg Television ASA	2,600	32,235
Tomra Systems ASA	9,200	39,255
Wilhelmsen (Wilhelm), Ltd. ASA Series A	2,800	72,586
TOTAL COMMON STOCKS (Cost $279,441)		546,516

INVESTMENT IN CURRENCY — (0.0%)
* Norwegian Krone		3,449
(Cost $3,354)
TOTAL — NORWAY (Cost $282,795)		549,965

IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
DCC P.L.C.	2,250	53,628
FBD Holdings P.L.C.	1,308	35,159
Fyffes P.L.C.	13,698	41,174
Glanbia P.L.C.	12,578	48,300
Greencore Group P.L.C.	7,093	30,713
IAWS Group P.L.C.	4,260	67,239
Independent News & Media P.L.C.	15,021	46,344
Jurys Hotel Group P.L.C.	2,702	44,974
Kingspan Group P.L.C.	7,161	78,703
United Drug P.L.C.	9,000	42,664
* Waterford Wedgwood P.L.C.	70,325	4,842

TOTAL — IRELAND (Cost $280,317)		493,740

NEW ZEALAND — (1.2%)
COMMON STOCKS — (1.2%)
Cavalier Corp., Ltd.	8,600	26,579
New Zealand Refining Co., Ltd.	3,208	85,149
Port of Tauranga, Ltd.	11,600	47,239
Ports of Auckland	4,770	24,108
* Tower, Ltd.	47,501	67,703
Trustpower, Ltd.	36,000	153,148
Waste Management NZ, Ltd.	13,200	65,177
TOTAL COMMON STOCKS (Cost $186,558)		469,103

24

INVESTMENT IN CURRENCY — (0.0%)
* New Zealand Dollar		2,866
(Cost $2,791)
TOTAL — NEW ZEALAND (Cost $189,349)		471,969

AUSTRIA — (1.0%)
COMMON STOCKS — (1.0%)
Agrana Beteiligungs AG	319	33,729
Bohler Uddeholm AG	385	58,117
* Ca Immobilien Invest AG	1,029	27,755
Flughafen Wien AG	543	42,206
Lenzing AG	106	28,774
Mayr-Melnhof Karton AG	420	74,662
Oberbank AG	305	32,511
* RHI AG, Wien	833	25,932
Voestalpine AG	752	62,654

TOTAL — AUSTRIA (Cost $197,082)		386,340

PORTUGAL — (0.8%)
COMMON STOCKS — (0.8%)
* Jeronimo Martins SGPS SA	7,618	109,953
Portucel-Empresa Produtora de Pasta de Papel SA	20,700	39,744
Sociedade de Investimento e Gestao SGPS SA	6,200	39,735
* Sonaecom SGPS SA	13,800	77,296
Teixeira Duarte Engenharia e Construcoes SA	22,200	33,806

TOTAL — PORTUGAL (Cost $161,416)		300,534

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Promet Berhad	23,117	1,911

25

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (1.7%)
Repurchase Agreement, Deutsche Bank Securities 2.61%, 03/01/05 (Collateralized by $604,203 U.S. Treasury Note 2.38%, 01/25/25, valued at $646,497) to be repurchased at $646,544	$646	646,497
(Cost $646,497)

TOTAL INVESTMENTS - (100.0%) (Cost $28,271,653)††		$38,374,554

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $28,282,781.

26

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Face
	Amount	Value †
	(000)

UNITED STATES — (71.9%)

COMMERCIAL PAPER — (35.4%)
Barton Capital Corp
2.420%, 03/07/05	$900	$899,615
Beta Finance Corp.
2.420%, 03/14/05	1,200	1,198,886
Ciesco L.P.
2.630%, 04/19/05	900	896,701
2.630%, 04/20/05	400	398,501
DuPont (E.I.) de Nemours & Co., Inc.
2.520%, 03/29/05	1,300	1,297,398
Govco, Inc.
2.430%, 03/10/05	700	699,550
IXIS Commercial Paper Corp.
2.430%, 03/10/05	400	399,749
Kittyhawk Funding Corp.
2.700%, 05/16/05	1,200	1,192,813
Nestle Capital Corp.
2.520%, 04/01/05	1,100	1,097,552
Network Rail Finance P.L.C.
2.660%, 04/15/05	1,300	1,295,704
Paccar Financial Corp.
2.680%, 05/16/05	400	397,682
Rabobank USA Finance Corp.
2.590%, 03/01/05	1,200	1,200,000
Siemens Capital Corp.
2.410%, 03/03/05	700	699,902
2.520%, 03/30/05	500	498,961
Societe Generale North America
2.400%, 03/21/05	1,200	1,198,320
Total Capital SA
2.380%, 03/07/05	300	299,875
2.390%, 03/10/05	900	899,435
UBS Finance Delaware, Inc.
2.655%, 04/25/05	900	896,320
TOTAL COMMERCIAL PAPER (Cost $15,467,861)		15,466,964

1

AGENCY OBLIGATIONS — (25.5%)
Federal Farm Credit Bank
2.600%, 09/07/06	900	886,462
2.750%, 09/29/06	200	197,262
Federal Home Loan Bank
2.250%, 05/15/06	500	492,602
1.875%, 06/15/06	1,800	1,762,578
3.500%, 08/15/06	1,000	998,753
2.875%, 02/15/07	1,200	1,180,406
Federal Home Loan Mortgage Corporation
2.750%, 08/15/06	700	691,748
2.750%, 10/15/06	2,600	2,565,100
Federal National Mortgage Association
3.125%, 07/15/06	2,400	2,386,478
TOTAL AGENCY OBLIGATIONS (Cost $11,267,315)		11,161,389

BONDS — (11.0%)
Citigroup, Inc.
5.750%, 05/10/06	1,200	1,229,080
General Electric Capital Corp.
2.970%, 07/26/06	800	792,669
Toyota Motor Credit Corp.
2.900%, 07/14/06	1,200	1,185,655
US Bank NA
2.850%, 11/15/06	700	688,800
Wal-Mart Stores, Inc. Corporate Bonds
5.450%, 08/01/06	600	614,540
Wells Fargo & Co.
5.900%, 05/21/06	300	308,075
TOTAL BONDS (Cost $4,869,868)		4,818,819

TOTAL — UNITED STATES (Cost $31,605,044)		31,447,172

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.9%)
BONDS — (10.9%)
Asian Development Bank
4.875%, 02/05/07	1,300	1,327,351
European Investment Bank
3.000%, 08/15/06	1,200	1,189,768
Inter-American Development Bank
6.125%, 03/08/06	700	718,823
International Finance Corp.
5.250%, 05/02/06	400	405,981
World Bank (International Bank for Reconstruction & Development) Corporate Bonds
5.000%, 03/28/06	1,100	1,118,094
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS (Cost $4,808,218)		4,760,017

2

GERMANY — (4.4%)
BONDS — (4.4%)
Bayerische Landesbank Medium Term Notes
2.500%, 04/28/06	1,100	1,085,907
KFW International Finance, Inc. Corporate Bonds
5.250%, 06/28/06	800	816,980
TOTAL GERMANY (Cost $1,925,511)		1,902,887

SPAIN — (2.8%)
BONDS — (2.8%)
Institut de Credito Oficial
4.625%, 11/29/06	1,200	1,217,552
(Cost $1,226,765)

CANADA — (2.6%)
BONDS — (2.6%)
Ontario, Province of
6.000%, 02/21/06	1,100	1,124,991
(Cost $1,138,619)

FINLAND — (2.3%)
BONDS — (2.3%)
Republic of Finland
5.875%, 02/27/06	1,000	1,024,061
(Cost $1,040,217)

SWEDEN — (2.2%)
BONDS — (2.2%)
Swedish Export Credit Corp.
2.875%, 01/26/07	1,000	981,855
(Cost $989,507)

NORWAY — (2.1%)
BONDS — (2.1%)
Eksportfinans ASA
5.750%, 06/06/06	900	922,613
(Cost $934,810)

3

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $330,000 FHLMC Notes 4.00%, 09/22/09, valued at $332,888) to be repurchased at $327,002	$327	327,000
(Cost $327,000)

TOTAL INVESTMENTS - (100.0%) (Cost $43,995,691)††		$43,708,148

†	See Security Valuation Note.
††	The cost for federal income tax purposes is $43,995,691.

4

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Face
	Amount	Value †
	(000)

UNITED STATES — (41.7%)
AGENCY OBLIGATIONS — (25.0%)
Federal Farm Credit Bank
3.625%, 10/24/08	$1,200	$1,180,132
Federal Home Loan Bank
3.000%, 04/15/09	1,300	1,246,521
4.000%, 11/13/09	1,200	1,188,077
Federal Home Loan Mortgage Corporation
5.750%, 03/15/09	1,790	1,895,692
3.375%, 04/15/09	500	487,471
6.625%, 09/15/09	680	746,687
Federal National Mortgage Association
3.250%, 02/15/09	3,300	3,189,876
Tennessee Valley Authority
5.375%, 11/13/08	1,770	1,847,206
TOTAL AGENCY OBLIGATIONS (Cost $12,030,434)		11,781,662

BONDS — (16.7%)
Citigroup, Inc.
4.250%, 07/29/09	600	597,740
General Electric Capital Corp.
3.250%, 06/15/09	1,260	1,205,738
Gillette Co.
3.800%, 09/15/09	1,000	982,011
Pfizer, Inc.
5.625%, 04/15/09	600	630,060
Procter & Gamble Co.
6.875%, 09/15/09	1,039	1,148,607
US Bank NA
3.400%, 03/02/09	950	918,579
Wal-Mart Stores, Inc.
6.875%, 08/10/09	1,200	1,322,262
Wells Fargo & Co.
3.125%, 04/01/09	1,100	1,052,717
TOTAL BONDS (Cost $8,003,684)		7,857,714

TOTAL — UNITED STATES (Cost $20,034,118)		19,639,376

1

CANADA — (13.3%)
BONDS — (13.3%)
BP Canada Finance
3.625%, 01/15/09	225	220,458
British Columbia, Province of
6.250%, 12/01/09	1,500	1,347,008
Canada Housing Trust
4.650%, 09/15/09	1,300	1,093,943
Canadian Government
4.250%, 09/01/09	1,250	1,039,606
Ontario, Province of
6.200%, 11/19/09	1,500	1,342,995
Toyota Credit Canada
4.250%, 06/17/09	1,000	825,361
4.750%, 06/29/09 @	500	420,383
TOTAL — CANADA (Cost $6,126,140)		6,289,754

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.1%)
BONDS — (12.1%)
Asian Development Bank
5.948%, 05/20/09	1,000	1,062,400
European Investment Bank
3.375%, 03/16/09	1,200	1,171,720
4.000%, 04/15/09 @	800	120,644
Inter-American Development Bank
5.375%, 11/18/08	400	418,864
5.625%, 06/29/09	940	820,210
International Finance Corp.
3.750%, 06/30/09	1,200	1,180,655
World Bank (International Bank for Reconstruction & Development) Corporate Bonds
5.125%, 03/13/09	900	936,090
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS (Cost $5,711,624)		5,710,583

2

GERMANY — (11.1%)
BONDS — (11.1%)
Bayerische Landesbank
2.875%, 10/15/08	300	286,559
5.875%, 12/01/08	300	316,742
Deutsche Postbank AG
5.500%, 02/17/09	300	315,600
KFW International Finance, Inc.
3.250%, 03/30/09	1,270	1,229,839
KFW-Kreditanstalt fuer Wiederaufbau
3.750%, 01/28/09 @	400	59,866
Landesbank Baden-Wuerttemberg Foerderbank
4.500%, 01/26/09	650	540,226
Landwirtschaftliche Rentenbank
4.250%, 09/01/09	1,600	1,319,540
Westdeutsche Landesbank
6.050%, 01/15/09	1,100	1,156,784
TOTAL — GERMANY (Cost $5,311,689)		5,225,156

SWEDEN — (4.8%)
BONDS — (4.8%)
Kommuninvest I Sverige
4.100%, 05/11/09 @	6,000	908,692
Swedish Government
4.000%, 12/01/09 @	9,000	1,369,748
TOTAL — SWEDEN (Cost $2,277,784)		2,278,440

NETHERLANDS — (4.7%)
BONDS — (4.7%)
Bank Nederlandse Gemeenten NV
4.375%, 09/15/09	700	704,382
Nederlandse Waterschapsbank NV
2.750%, 12/30/08	700	666,610
Rabobank
4.250%, 01/05/09	1,000	824,874
TOTAL — NETHERLANDS (Cost $2,197,303)		2,195,866

FRANCE — (3.6%)
BONDS — (3.6%)
Dexia Credit Local
5.500%, 01/21/09	600	628,380
Total Capital SA
3.500%, 01/05/09	1,100	1,076,900
TOTAL — FRANCE (Cost $1,746,279)		1,705,280

3

NORWAY — (2.7%)
BONDS — (2.7%)
Eksportfinans ASA
4.375%, 07/15/09	1,270	1,271,693
(Cost $1,283,451)

SPAIN — (2.5%)
BONDS — (2.5%)
Institut de Credito Oficial
3.875%, 07/15/09	1,200	1,188,672
(Cost $1,191,300)

FINLAND — (2.3%)
BONDS — (2.3%)
Republic of Finland
3.250%, 05/15/09	1,100	1,072,071
(Cost $1,066,113)

AUSTRALIA — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
* Australian Dollar		365
(Cost $282)

TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $564,000 FNMA Notes 2.95%, 11/14/07, valued at $567,525) to be repurchased at $559,037	$559	559,000
(Cost $559,000)

TOTAL INVESTMENTS - (100.0%) (Cost $47,505,083)††		$47,136,256

†	See Security Valuation Note.
Denominated in Canadian Dollars.
@	Denominated in Swedish Krona.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $47,505,083.

4

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund consists of thirty-six portfolios, all of which are included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc. Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by Dimensional Fund Advisors Inc. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated on its Schedule of Investments), invests solely in a corresponding Master Fund.

Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values, or for the U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

Securities held by the DFA Real Estate Securities Portfolio, the Tax-Managed U.S. Small Cap Value Portfolio, the Tax-Managed U.S. Small Cap Portfolio, the VA Small Value Portfolio and the VA Large Value Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values it securities at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

Securities held by the Large Cap International Portfolio, the DFA International Small Cap Value Portfolio, the Tax-Managed DFA International Value Portfolio, the VA International Value Portfolio, and the VA International Small Portfolio (the “International Equity Portfolios”) which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by the DFA Five-Year Government Portfolio, the DFA Five-Year Global Fixed Income Portfolio, the DFA Intermediate Government Fixed Income Portfolio, the DFA Short-Term Municipal Bond Portfolio, the VA Short-Term Fixed Portfolio and the VA Global Bond Portfolio are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (93.8%)
#	3M Co.	248,800	$20,884,272
	Abbott Laboratories	497,600	22,884,624
	Ace, Ltd.	90,800	4,036,968
*	ADC Telecommunications, Inc.	258,500	594,550
	Adobe Systems, Inc.	76,300	4,711,525
*	Advanced Micro Devices, Inc.	123,300	2,151,585
*	AES Corp.	207,300	3,470,202
	Aetna, Inc.	47,200	6,892,144
# *	Affiliated Computer Services, Inc. Class A	41,100	2,124,870
	AFLAC, Inc.	161,700	6,197,961
*	Agilent Technologies, Inc.	155,100	3,722,400
#	Air Products & Chemicals, Inc.	72,600	4,546,212
	Alberto-Culver Co. Class B	29,100	1,521,057
	Albertson’s, Inc.	117,600	2,633,064
	Alcoa, Inc.	278,200	8,935,784
*	Allegheny Energy, Inc.	43,800	829,134
	Allegheny Technologies, Inc.	30,500	750,605
	Allergan, Inc.	42,000	3,157,560
*	Allied Waste Industries, Inc.	101,700	835,974
	Allstate Corp.	219,300	11,772,024
#	Alltel Corp.	97,000	5,548,400
*	Altera Corp.	119,000	2,468,060
	Altria Group, Inc.	655,800	43,053,270
	AMBAC Financial Group, Inc.	34,700	2,698,966
	Amerada Hess Corp.	29,300	2,941,720
#	Ameren Corp.	62,200	3,201,434
	American Electric Power Co., Inc.	126,400	4,221,760
	American Express Co.	401,000	21,714,150
	American International Group, Inc.	832,200	55,590,960
	American Power Conversion Corp.	61,100	1,345,422
	American Standard Companies, Inc.	68,500	3,137,300
	AmerisourceBergen Corp.	33,600	2,012,640
*	Amgen, Inc.	405,800	25,001,338
	AmSouth Bancorporation	113,500	2,835,230
	Anadarko Petroleum Corp.	79,000	6,071,940
	Analog Devices, Inc.	120,100	4,410,072
# *	Andrew Corp.	51,400	621,940
	Anheuser-Busch Companies, Inc.	252,400	11,976,380
	AON Corp.	101,100	2,477,961
	Apache Corp.	104,300	6,558,384
	Apartment Investment & Management Co. Class A	30,300	1,159,278
*	Apollo Group, Inc. Class A	59,200	4,359,488
*	Apple Computer, Inc.	257,000	11,529,020
	Applera Corp. - Applied Biosystems Group	62,600	1,285,804

1

*	Applied Materials, Inc.	542,700	9,497,250
*	Applied Micro Circuits Corp.	98,400	339,480
	Archer-Daniels-Midland Co.	209,100	5,039,310
	Archstone-Smith Trust	62,500	2,114,375
	Ashland, Inc.	22,700	1,482,083
	AT&T Corp.	254,300	4,941,049
	Autodesk, Inc.	73,300	2,178,476
	Automatic Data Processing, Inc.	186,200	7,999,152
*	AutoNation, Inc.	84,600	1,652,238
# *	Autozone, Inc.	25,500	2,470,950
*	Avaya, Inc.	146,200	2,046,800
	Avery Dennison Corp.	35,300	2,142,710
	Avon Products, Inc.	151,100	6,462,547
	Baker Hughes, Inc.	107,200	5,068,416
	Ball Corp.	35,900	1,593,960
	Bank of America Corp.	1,290,600	60,206,490
	Bank of New York Co., Inc.	248,300	7,511,075
	Bard (C.R.), Inc.	33,400	2,221,100
	Bausch & Lomb, Inc.	17,100	1,210,509
	Baxter International, Inc.	197,000	7,025,020
	BB&T Corp.	176,500	6,909,975
#	Bear Stearns Companies, Inc.	33,000	3,283,500
#	Becton Dickinson & Co.	80,900	4,843,483
*	Bed Bath and Beyond, Inc.	96,200	3,609,424
	BellSouth Corp.	585,300	15,100,740
	Bemis Co., Inc.	34,200	1,020,528
	Best Buy Co., Inc.	103,700	5,601,874
*	Big Lots, Inc.	36,100	421,287
*	Biogen Idec, Inc.	106,600	4,120,090
	Biomet, Inc.	80,900	3,415,598
	BJ Services Co.	51,600	2,577,936
	Black & Decker Corp.	25,800	2,139,336
*	BMC Software, Inc.	70,900	1,059,955
	Boeing Co.	268,300	14,748,451
*	Boston Scientific Corp.	269,800	8,811,668
	Bristol-Myers Squibb Co.	621,700	15,561,151
*	Broadcom Corp.	105,200	3,392,700
	Brown-Forman Corp. Class B	38,900	1,980,010
	Brunswick Corp.	30,700	1,431,848
	Burlington Northern Santa Fe Corp.	120,100	6,037,427
	Burlington Resources, Inc.	125,100	6,208,713
# *	Calpine Corp.	170,800	565,348
	Campbell Soup Co.	131,400	3,639,780
	Capital One Financial Corp.	77,500	5,942,700
	Cardinal Health, Inc.	138,100	8,085,755
*	Caremark Rx, Inc.	145,200	5,558,256
	Carnival Corp.	202,300	11,001,074
	Caterpillar, Inc.	109,100	10,369,955
	Cendant Corp.	336,400	7,441,168
	CenterPoint Energy, Inc.	98,300	1,177,634
	Centex Corp.	39,700	2,524,523
	CenturyTel, Inc.	43,000	1,446,520
	ChevronTexaco Corp.	677,000	42,028,160
*	Chiron Corp.	59,700	2,124,126
	Chubb Corp.	61,200	4,841,532

2

*	CIENA Corp.	182,700	361,746
	CIGNA Corp.	42,900	3,895,320
	Cincinnati Financial Corp.	53,700	2,402,001
	Cinergy Corp.	57,900	2,342,055
	Cintas Corp.	54,800	2,399,144
	Circuit City Stores, Inc.	62,400	975,312
*	Cisco Sytems, Inc.	2,104,000	36,651,680
	CIT Group, Inc.	67,200	2,711,520
	Citigroup, Inc.	1,658,300	79,134,076
	Citizens Communications Co.	107,200	1,430,048
# *	Citrix Systems, Inc.	54,100	1,217,250
	Clear Channel Communications, Inc.	183,300	6,100,224
	Clorox Co.	48,600	2,917,944
*	CMS Energy Corp.	62,200	755,108
*	Coach, Inc.	60,400	3,354,012
	Coca-Cola Co.	773,100	33,088,680
*	Coca-Cola Enterprises, Inc.	149,900	3,200,365
	Colgate-Palmolive Co.	169,400	8,964,648
*	Comcast Corp. Class A	709,300	23,087,715
	Comerica, Inc.	54,500	3,110,860
	Compass Bancshares, Inc.	39,200	1,780,072
	Computer Associates International, Inc.	188,155	5,097,119
*	Computer Sciences Corp.	60,500	2,796,915
*	Compuware Corp.	123,700	836,212
*	Comverse Technology, Inc.	63,100	1,464,551
	ConAgra, Inc.	164,300	4,488,676
	ConocoPhillips	220,600	24,462,334
	Consolidated Edison, Inc.	77,300	3,304,575
#	Constellation Energy Group	56,200	2,892,614
*	Convergys Corp.	45,200	677,548
	Cooper Industries, Ltd.	29,300	2,032,541
	Cooper Tire & Rubber Co.	23,900	462,465
*	Corning, Inc.	448,000	5,138,560
	Costco Wholesale Corp.	149,900	6,983,841
	Countrywide Financial Corp.	185,500	6,446,125
	CSX Corp.	68,600	2,833,866
	Cummins, Inc.	14,500	1,064,445
	CVS Corp.	127,900	6,373,257
	Dana Corp.	47,900	690,718
	Danaher Corp.	98,700	5,346,579
	Darden Restaurants, Inc.	50,200	1,345,360
	Deere & Co.	79,200	5,631,912
*	Dell, Inc.	793,800	31,823,442
	Delphi Corp.	179,300	1,231,791
# *	Delta Air Lines, Inc.	44,500	206,480
	Devon Energy Corp.	155,300	7,266,487
	Dillards, Inc. Class A	26,200	610,460
#	Disney (Walt) Co.	652,900	18,242,026
	Dollar General Corp.	104,700	2,222,781
	Dominion Resources, Inc.	105,900	7,627,977
	Donnelley (R.R.) & Sons Co.	70,200	2,331,342
	Dover Corp.	65,000	2,513,550
#	Dow Chemical Co.	301,300	16,616,695
	Dow Jones & Co., Inc.	26,100	968,310
	DTE Energy Co.	55,600	2,458,632

3

	Duke Energy Corp.	305,700	8,250,843
	DuPont (E.I.) de Nemours & Co., Inc.	317,400	16,917,420
*	Dynegy, Inc.	121,400	505,024
*	E*TRADE Financial Corp.	118,900	1,577,803
	Eastman Chemical Co.	24,900	1,437,726
	Eastman Kodak Co.	91,600	3,113,484
	Eaton Corp.	48,500	3,382,875
*	eBay, Inc.	423,600	18,147,024
	Ecolab, Inc.	82,300	2,609,733
	Edison International	104,100	3,381,168
	El Paso Corp.	205,600	2,535,048
*	Electronic Arts, Inc.	97,500	6,287,775
	Electronic Data Systems Corp.	164,200	3,497,460
*	EMC Corp.	765,700	9,693,762
	Emerson Electric Co.	134,100	8,893,512
	Engelhard Corp.	39,100	1,182,775
	Entergy Corp.	71,400	4,935,168
	EOG Resources, Inc.	37,900	3,453,448
	Equifax, Inc.	43,200	1,312,848
	Equity Office Properties Trust	128,900	3,888,913
	Equity Residential	90,400	2,966,024
	Exelon Corp.	211,700	9,602,712
*	Express Scripts, Inc.	24,300	1,829,547
	Exxon Mobil Corp.	2,061,400	130,507,234
	Family Dollar Stores, Inc.	53,600	1,764,512
	Federal Home Loan Mortgage Corporation	220,300	13,658,600
	Federal National Mortgage Association	309,200	18,075,832
	Federated Department Stores, Inc.	54,000	3,048,300
	Federated Investors, Inc.	34,300	1,013,222
	FedEx Corp.	96,000	9,386,880
	Fifth Third Bancorp	189,000	8,461,530
	First Data Corp.	265,100	10,874,402
	First Horizon National Corp.	39,300	1,672,215
	FirstEnergy Corp.	105,400	4,346,696
*	Fiserv, Inc.	62,500	2,371,250
*	Fisher Scientific International, Inc.	37,500	2,274,375
	Fluor Corp.	26,800	1,681,700
	Ford Motor Co.	584,700	7,396,455
*	Forest Laboratories, Inc.	117,700	5,025,790
	Fortune Brands, Inc.	46,100	3,734,100
	FPL Group, Inc.	59,300	4,705,455
	Franklin Resources, Inc.	79,700	5,594,143
#	Freeport-McMoRan Copper & Gold, Inc. Class B	57,100	2,387,922
*	Freescale Semiconductor, Inc. Class B	124,600	2,389,828
#	Gannett Co., Inc.	81,600	6,426,000
	Gap, Inc.	280,100	5,974,533
*	Gateway, Inc.	119,400	561,180
	General Dynamics Corp.	64,000	6,742,400
	General Electric Co.	3,378,100	118,909,120
	General Mills, Inc.	116,400	6,095,868
#	General Motors Corp.	180,500	6,438,435
	Genuine Parts Co.	55,800	2,415,024
*	Genzyme Corp.	79,200	4,442,328
	Georgia-Pacific Corp.	82,400	2,950,744
*	Gilead Sciences, Inc.	138,400	4,781,720

4

	Gillette Co.	317,200	15,939,300
	Golden West Financial Corp.	97,800	6,052,842
	Goodrich (B.F.) Co.	38,000	1,407,140
# *	Goodyear Tire & Rubber Co.	56,100	811,206
	Grainger (W.W.), Inc.	28,800	1,808,064
	Great Lakes Chemical Corp.	16,300	435,210
#	Guidant Corp.	101,800	7,471,102
	H&R Block, Inc.	52,600	2,803,580
#	Halliburton Co.	160,200	7,043,994
	Harley-Davidson, Inc.	93,900	5,810,532
	Harrahs Entertainment, Inc.	35,800	2,348,122
	Hartford Financial Services Group, Inc.	93,900	6,756,105
	Hasbro, Inc.	56,600	1,195,392
	HCA, Inc.	134,600	6,354,466
	Health Management Associates, Inc.	77,800	1,787,066
	Heinz (H.J.) Co.	111,600	4,200,624
*	Hercules, Inc.	35,700	511,938
#	Hershey Foods Corp.	78,600	4,951,800
	Hewlett-Packard Co.	965,000	20,072,000
	Hilton Hotels Corp.	123,400	2,598,804
	Home Depot, Inc.	701,700	28,082,034
	Honeywell International, Inc.	274,800	10,434,156
*	Hospira, Inc.	49,800	1,474,080
*	Humana, Inc.	51,000	1,696,770
	Huntington Bancshares, Inc.	73,800	1,661,976
	Illinois Tool Works, Inc.	94,500	8,481,375
	IMS Health, Inc.	74,100	1,804,335
	Ingersoll-Rand Co., Ltd. Class A	55,000	4,633,750
	Intel Corp.	2,020,400	48,449,192
	International Business Machines Corp.	532,000	49,252,560
	International Flavors & Fragrances, Inc.	30,100	1,242,829
	International Game Technology	110,100	3,353,646
	International Paper Co.	155,400	5,804,190
# *	Interpublic Group of Companies, Inc.	135,100	1,775,214
*	Intuit, Inc.	59,800	2,559,440
	ITT Industries, Inc.	29,500	2,594,525
*	Jabil Circuit, Inc.	64,300	1,653,153
	Janus Capital Group, Inc.	75,500	1,059,265
*	JDS Uniphase Corp.	461,400	876,660
	Jefferson-Pilot Corp.	43,600	2,134,656
	Johnson & Johnson	948,300	62,208,480
	Johnson Controls, Inc.	60,900	3,599,190
	Jones Apparel Group, Inc.	39,000	1,239,030
	JPMorgan Chase & Co.	1,138,300	41,604,865
	KB Home	14,800	1,847,040
	Kellogg Co.	131,900	5,803,600
#	Kerr-McGee Corp.	48,500	3,766,510
	KeyCorp	129,900	4,286,700
	KeySpan Corp.	51,300	2,028,915
	Kimberly-Clark Corp.	155,800	10,279,684
	Kinder Morgan, Inc.	39,600	3,174,732
*	King Pharmaceuticals, Inc.	77,200	737,260
*	KLA-Tencor Corp.	62,500	3,088,125
	Knight-Ridder, Inc.	24,600	1,611,300
*	Kohl’s Corp.	109,600	5,246,552

5

	L-3 Communications Holdings, Inc.	36,800	2,653,280
*	Laboratory Corp. of America Holdings	44,200	2,116,738
	Leggett & Platt, Inc.	61,000	1,687,870
#	Lehman Brothers Holdings, Inc.	86,100	7,850,598
*	Lexmark International, Inc.	41,300	3,309,369
	Lilly (Eli) & Co.	361,600	20,249,600
	Limited Brands, Inc.	129,900	3,089,022
	Lincoln National Corp.	55,800	2,614,230
#	Linear Technology Corp.	98,100	3,831,786
	Liz Claiborne, Inc.	34,700	1,467,810
	Lockheed Martin Corp.	141,400	8,373,708
	Loews Corp.	59,200	4,219,776
	Louisiana-Pacific Corp.	35,100	922,077
	Lowe’s Companies, Inc.	246,900	14,512,782
*	LSI Logic Corp.	123,000	784,740
*	Lucent Technologies, Inc.	1,412,600	4,336,682
	M&T Bank Corp.	37,100	3,673,271
	Manor Care, Inc.	27,600	940,332
	Marathon Oil Corp.	110,700	5,240,538
	Marriott International, Inc. Class A	71,500	4,583,150
	Marsh & McLennan Companies, Inc.	168,400	5,498,260
	Marshall & Ilsley Corp.	71,400	2,890,986
	Masco Corp.	143,200	4,828,704
	Mattel, Inc.	132,600	2,773,992
	Maxim Integrated Products, Inc.	104,000	4,474,080
	May Department Stores Co.	93,300	3,219,783
#	Maytag Corp.	25,300	385,572
	MBIA, Inc.	44,900	2,631,140
	MBNA Corp.	408,300	10,358,571
	McCormick & Co., Inc.	43,700	1,660,163
	McDonald’s Corp.	401,800	13,291,544
	McGraw-Hill Companies, Inc.	60,700	5,575,295
	McKesson Corp.	94,000	3,509,960
	MeadWestavco Corp.	64,700	2,028,992
*	Medco Health Solutions, Inc.	87,100	3,868,982
*	Medimmune, Inc.	79,500	1,914,360
	Medtronic, Inc.	386,200	20,128,744
	Mellon Financial Corp.	135,300	3,880,404
	Merck & Co., Inc.	708,600	22,462,620
*	Mercury Interactive Corp.	27,000	1,238,760
	Meredith Corp.	15,900	729,651
	Merrill Lynch & Co., Inc.	297,600	17,433,408
	MetLife, Inc.	237,800	9,759,312
	MGIC Investment Corp.	30,900	1,938,666
# *	Micron Technology, Inc.	195,700	2,250,550
	Microsoft Corp.	3,473,800	87,470,284
*	Millipore Corp.	15,900	719,634
	Molex, Inc.	60,300	1,515,339
#	Molson Coors Brewing Co.	24,500	1,703,485
	Monsanto Co.	84,500	4,966,910
*	Monster Worldwide, Inc.	38,100	1,099,185
	Moody’s Corp.	47,300	3,968,943
	Morgan Stanley	349,800	19,753,206
	Motorola, Inc.	777,900	12,181,914
#	Mylan Laboratories, Inc.	86,000	1,513,600

6

*	Nabors Industries, Ltd.	47,800	2,743,720
	National City Corp.	216,500	7,744,205
	National Semiconductor Corp.	114,500	2,284,275
*	Navistar International Corp.	22,300	879,958
*	NCR Corp.	59,600	2,323,804
	Neenah Paper, Inc.	4,681	164,584
*	Network Appliance, Inc.	114,700	3,442,147
	Newell Rubbermaid, Inc.	87,800	1,957,062
	Newmont Mining Corp.	141,800	6,383,836
*	News Corp., Inc. Class A When Issued	720,525	11,989,536
*	Nextel Communications, Inc.	355,100	10,450,593
	Nicor, Inc.	14,100	525,789
	NIKE, Inc. Class B	83,800	7,286,410
	NiSource, Inc.	86,400	1,956,096
	Noble Corp.	43,300	2,471,131
	Nordstrom, Inc.	44,700	2,403,072
	Norfolk Southern Corp.	126,500	4,540,085
	North Fork Bancorporation, Inc.	150,400	4,333,024
	Northern Trust Corp.	70,100	2,961,725
	Northrop Grumman Corp.	117,600	6,221,040
*	Novell, Inc.	120,100	629,324
*	Novellus Systems, Inc.	42,370	1,251,398
	Nucor Corp.	50,900	3,173,106
*	Nvidia Corp.	53,100	1,539,369
	Occidental Petroleum Corp.	126,100	8,861,047
*	Office Depot, Inc.	99,900	1,923,075
	OfficeMax, Inc.	29,800	940,786
	Omnicom Group, Inc.	59,500	5,418,665
*	Oracle Corp.	1,638,700	21,155,617
	Paccar, Inc.	55,600	4,184,456
*	Pactiv Corp.	47,400	1,071,714
	Pall Corp.	39,600	1,071,972
*	Parametric Technology Corp.	86,000	494,500
	Parker Hannifin Corp.	38,200	2,513,560
	Paychex, Inc.	120,800	3,857,144
	Penney (J.C.) Co., Inc.	91,300	4,061,937
	Peoples Energy Corp.	12,100	517,638
	Pepsi Bottling Group, Inc.	79,900	2,174,878
	PepsiCo, Inc.	538,300	28,992,838
	PerkinElmer, Inc.	41,000	909,380
	Pfizer, Inc.	2,406,400	63,264,256
*	PG&E Corp.	128,800	4,531,184
	Phelps Dodge Corp.	30,500	3,246,725
*	PHH Corp.	16,820	353,220
	Pinnacle West Capital Corp.	29,300	1,223,275
	Pitney Bowes, Inc.	73,700	3,379,882
	Plum Creek Timber Co., Inc.	58,600	2,200,430
*	PMC-Sierra, Inc.	57,000	567,150
	PNC Financial Services Group	90,300	4,753,392
*	Power-One, Inc.	26,900	156,558
#	PPG Industries, Inc.	54,900	3,950,055
	PPL Corp.	60,400	3,294,216
	Praxair, Inc.	103,800	4,653,354
	Principal Financial Group, Inc.	98,000	3,823,960
	Procter & Gamble Co.	810,600	43,034,754

7

	Progress Energy, Inc.	78,900	3,419,526
	Progressive Corp.	63,900	5,565,690
	ProLogis	58,700	2,333,912
*	Providian Financial Corp.	93,600	1,605,240
	Prudential Financial, Inc.	163,900	9,342,300
	Public Service Enterprise Group, Inc.	76,000	4,145,800
	Pulte Homes, Inc.	40,700	3,175,414
*	QLogic Corp.	29,600	1,192,584
	Qualcomm, Inc.	523,700	18,910,807
	Quest Diagnostics, Inc.	32,400	3,220,560
*	Qwest Communications International, Inc.	580,300	2,263,170
	RadioShack Corp.	50,700	1,498,692
	Raytheon Co.	144,400	5,521,856
	Reebok International, Ltd.	18,600	821,376
	Regions Financial Corp.	148,500	4,790,610
	Reynolds American, Inc.	47,200	3,868,040
	Robert Half International, Inc.	55,400	1,616,018
	Rockwell Automation, Inc.	58,800	3,654,420
	Rockwell Collins, Inc.	56,400	2,597,220
	Rohm & Haas Co.	71,900	3,463,423
	Rowan Companies, Inc.	34,300	1,086,624
	Ryder System, Inc.	20,500	870,430
	Sabre Holdings Corp.	43,300	912,764
	Safeco Corp.	40,500	1,931,445
*	Safeway, Inc.	143,000	2,631,200
*	Sanmina-SCI Corp.	166,600	924,630
	Sara Lee Corp.	250,800	5,617,920
	SBC Communications, Inc.	1,059,400	25,478,570
	Schering-Plough Corp.	470,600	8,917,870
	Schlumberger, Ltd.	188,100	14,192,145
	Schwab (Charles) Corp.	430,400	4,519,200
	Scientific-Atlanta, Inc.	49,000	1,514,100
*	Sealed Air Corp.	26,700	1,395,609
#	Sears, Roebuck & Co.	66,100	3,300,373
	Sempra Energy	74,600	2,984,000
	Sherwin-Williams Co.	45,100	1,997,930
*	Siebel Systems, Inc.	162,400	1,385,272
	Sigma-Aldrich Corp.	22,100	1,361,581
	Simon Property Group, Inc.	70,700	4,380,572
	SLM Corp.	137,400	6,705,120
	Snap-On, Inc.	18,400	609,040
*	Solectron Corp.	310,300	1,535,985
	Southern Co.	236,300	7,589,956
	Southwest Airlines Co.	249,100	3,450,035
	Sovereign Bancorp, Inc.	119,800	2,748,212
	Sprint Corp.	470,000	11,129,600
*	St. Jude Medical, Inc.	114,300	4,469,130
	Staples, Inc.	159,100	5,014,832
*	Starbucks Corp.	127,800	6,621,318
	Starwood Hotels & Resorts Worldwide, Inc.	66,300	3,795,012
	State Street Corp.	106,500	4,670,025
	Stryker Corp.	128,500	6,381,310
*	Sun Microsystems, Inc.	1,074,600	4,534,812
*	Sungard Data Systems, Inc.	92,300	2,409,953
	Sunoco, Inc.	22,200	2,200,020

8

	SunTrust Banks, Inc.	118,500	8,584,140
	Supervalu, Inc.	42,900	1,362,933
*	Symantec Corp.	202,600	4,459,226
	Symbol Technologies, Inc.	76,900	1,363,437
	Synovus Financial Corp.	99,000	2,688,840
	Sysco Corp.	204,500	7,038,890
	T. Rowe Price Group, Inc.	41,000	2,516,990
	Target Corp.	286,100	14,539,602
	TECO Energy, Inc.	63,800	1,013,782
	Tektronix, Inc.	28,800	832,896
*	Tellabs, Inc.	147,700	1,047,193
	Temple-Inland, Inc.	17,900	1,435,580
*	Tenet Healthcare Corp.	149,100	1,626,681
*	Teradyne, Inc.	62,100	957,582
#	Texas Instruments, Inc.	552,100	14,614,087
	Textron, Inc.	43,900	3,395,665
	The Goldman Sachs Group, Inc.	154,700	16,831,360
*	The Kroger Co.	236,200	4,249,238
	The New York Times Co. Class A	46,400	1,701,024
	The St. Paul Travelers Companies, Inc.	213,900	8,196,648
	The Stanley Works	26,200	1,211,750
	The TJX Companies, Inc.	154,000	3,760,680
	The Williams Companies, Inc.	177,800	3,347,974
*	Thermo Electron Corp.	51,100	1,403,206
	Tiffany & Co.	46,500	1,401,975
*	Time Warner, Inc.	1,463,500	25,216,105
	Torchmark Corp.	34,500	1,797,795
*	Toys R Us, Inc.	68,700	1,571,169
*	Transocean, Inc.	102,700	4,978,896
	Tribune Co.	101,500	4,134,095
	TXU Corp.	76,800	5,856,000
	Tyco International, Ltd.	642,800	21,520,944
	U.S. Bancorp	596,600	17,748,850
	Union Pacific Corp.	82,900	5,260,005
*	Unisys Corp.	107,300	824,064
	United Parcel Service, Inc.	358,100	27,749,169
	United States Steel Corp.	36,400	2,269,904
	United Technologies Corp.	163,300	16,310,404
	UnitedHealth Group, Inc.	208,800	19,034,208
*	Univision Communications, Inc. Class A	103,200	2,723,448
	Unocal Corp.	84,000	4,544,400
	UnumProvident Corp.	94,800	1,604,016
	UST, Inc.	52,800	2,885,520
	Valero Energy Corp.	82,000	5,841,680
*	VERITAS Software Corp.	134,900	3,267,278
	Verizon Communications, Inc.	884,800	31,826,256
	VF Corp.	35,500	2,121,480
	Viacom, Inc. Class B	544,800	19,013,520
	Visteon Corp.	41,400	277,794
	Vulcan Materials Co.	32,700	1,892,022
	Wachovia Corp.	512,500	27,167,625
	Walgreen Co.	326,600	13,988,278
	Wal-Mart Stores, Inc.	1,353,100	69,833,491
	Washington Mutual, Inc.	279,000	11,706,840
	Waste Management, Inc.	182,800	5,345,072

9

*	Waters Corp.	38,600	1,885,610
*	Watson Pharmaceuticals, Inc.	35,000	1,110,900
*	WellPoint, Inc.	94,400	11,522,464
	Wells Fargo & Co.	540,600	32,100,828
	Wendy’s International, Inc.	36,500	1,381,525
	Weyerhaeuser Co.	76,700	5,133,531
	Whirlpool Corp.	21,200	1,351,500
	Wrigley (Wm.) Jr. Co.	71,700	4,772,352
	Wyeth	426,400	17,405,648
	Xcel Energy, Inc.	128,000	2,268,160
*	Xerox Corp.	304,700	4,753,320
	Xilinx, Inc.	111,300	3,361,260
	XL Capital, Ltd.	44,300	3,322,500
	XTO Energy, Inc.	83,200	3,787,264
*	Yahoo!, Inc.	439,300	14,176,211
	Yum! Brands, Inc.	93,600	4,565,808
*	Zimmer Holdings, Inc.	78,400	6,734,560
	Zions Bancorporation	28,700	1,897,070
TOTAL COMMON STOCKS
(Cost $2,685,153,704)			3,582,898,310

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (6.2%)

Repurchase Agreement, Merrill Lynch Triparty Repo, 2.58%, 03/01/05 (Collateralized by $235,008,500 U.S. Treasury Bills rates ranging from 6.75% to 7.50%, maturities ranging from 11/15/16 to 05/15/26, valued at $123,184,248) to be repurchased at $120,776,455 (Cost $120,767,800)	$120,768	120,767,800

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $117,698,000 FHLMC Notes 4.00%, 09/22/09, valued at $118,727,858) to be repurchased at $116,980,701 (Cost $116,973,000)	116,973	116,973,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $237,740,800)		237,740,800

TOTAL INVESTMENTS - (100.0%)
(Cost $2,922,894,504)††		$3,820,639,110

†	See Security Valuation Note.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $3,085,037,331.

10

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Face
	Amount	Value †
	(000)

UNITED STATES — (65.3%)

COMMERCIAL PAPER — (34.5%)
Barton Capital Corp
2.420%, 03/07/05	$6,700	$6,697,130
CBA (DE) Finance, Inc.
2.420%, 03/15/05	6,800	6,793,362
Ciesco L.P.
2.630%, 04/19/05	4,000	3,985,338
2.630%, 04/20/05	3,000	2,988,754
DuPont (E.I.) de Nemours & Co., Inc.
2.520%, 03/29/05	7,000	6,985,991
Electricite de France
2.500%, 03/04/05	2,200	2,199,540
Govco, Inc.
2.430%, 03/10/05	4,900	4,896,852
2.490%, 03/23/05	1,900	1,897,009
IXIS Commercial Paper Corp.
2.430%, 03/10/05	3,000	2,998,117
Nestle Capital Corp.
2.520%, 04/01/05	4,300	4,290,432
Network Rail Finance P.L.C.
2.380%, 03/04/05	1,400	1,399,707
2.660%, 04/15/05	5,600	5,581,492
New Center Asset Trust
2.710%, 04/25/05	3,100	3,087,326
Paccar Financial Corp.
2.470%, 03/10/05	3,400	3,397,867
Rabobank USA Finance Corp.
2.590%, 03/01/05	7,000	7,000,000
Siemens Capital Corp.
2.410%, 03/03/05	3,500	3,499,512
2.520%, 03/30/05	3,400	3,392,933
Societe Generale North America
2.400%, 03/21/05	3,000	2,995,800
Total Capital SA
2.590%, 03/01/05	7,000	7,000,000
Windmill Funding Corp.
2.490%, 03/02/05	1,200	1,199,914
TOTAL COMMERCIAL PAPER
(Cost $82,289,136)		82,287,076

1

AGENCY OBLIGATIONS — (19.8%)
Federal Farm Credit Bank
2.600%, 09/07/06	3,800	3,742,840
Federal Home Loan Bank
2.625%, 10/16/06	11,000	10,824,902
Federal Home Loan Mortgage Corporation
2.400%, 03/23/05	12,000	11,981,592
2.750%, 08/15/06	3,500	3,458,738
2.750%, 10/15/06	7,300	7,202,012
Federal National Mortgage Association
4.375%, 10/15/06	7,000	7,077,280
2.625%, 11/15/06	3,000	2,948,733
TOTAL AGENCY OBLIGATIONS
(Cost $47,604,214)		47,236,097

BONDS — (11.0%)
Citigroup, Inc.
5.750%, 05/10/06	2,395	2,453,038
5.500%, 08/09/06	2,600	2,662,533
General Electric Capital Corp.
2.970%, 07/26/06	5,000	4,954,180
Toyota Motor Credit Corp.
2.900%, 07/14/06	5,000	4,940,230
Wal-Mart Stores, Inc.
5.450%, 08/01/06	5,000	5,121,165
Wells Fargo & Co.
5.900%, 05/21/06	5,800	5,956,124
TOTAL BONDS
(Cost $26,364,811)		26,087,270

TOTAL — UNITED STATES
(Cost $156,258,161)		155,610,443

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.3%)
BONDS — (9.3%)
Asian Development Bank
4.875%, 02/05/07	7,000	7,147,273
European Investment Bank
3.000%, 08/15/06	2,300	2,280,388
4.875%, 09/06/06	3,000	3,054,729
Inter-American Development Bank
6.125%, 03/08/06	4,500	4,621,005
International Finance Corp.
5.250%, 05/02/06	5,000	5,074,770
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS
(Cost $22,398,544)		22,178,165

2

CANADA — (4.6%)
BONDS — (4.6%)
Canadian Government Bonds @
5.750%, 09/01/06	7,000	5,914,393
Ontario, Province of @
3.500%, 09/08/06	6,200	5,068,980
TOTAL — CANADA
(Cost $10,548,112)		10,983,373

SWEDEN — (2.9%)
BONDS — (2.9%)
Swedish Export Credit Corp.
2.875%, 01/26/07	7,100	6,971,170
(Cost $7,024,783)

SPAIN — (2.9%)
BONDS — (2.9%)
Institut de Credito Oficial
4.625%, 11/29/06	6,800	6,899,464
(Cost $6,958,266)

DENMARK — (2.9%)
BONDS — (2.9%)
Denmark (Kingdom of) Medium Term Notes
5.125%, 12/28/06	6,700	6,862,609
(Cost $6,900,889)

GERMANY — (6.0%)
BONDS — 6.0%
Bayerische Landesbank
2.500%, 04/28/06	5,000	4,935,940
KFW International Finance, Inc.
5.250%, 06/28/06	3,000	3,063,675
Landwirtschaft Rentenbank
4.500%, 10/23/06	6,300	6,373,767
TOTAL GERMANY
(Cost $14,536,415)		14,373,382

3

NORWAY — (2.2%)
BONDS — (2.2%)
Eksportfinans ASA
5.750%, 06/06/06	5,000	5,125,625
(Cost $5,193,390)

FINLAND — (1.9%)
BONDS — (1.9%)
Republic of Finland
5.875%, 02/27/06	4,500	4,608,274
(Cost $4,681,364)

NETHERLANDS — (1.4%)
BONDS — (1.4%)
Bank Nederlandse Gemeenten Medium Term Notes
4.500%, 12/14/06	3,300	3,340,920
(Cost $3,356,375)

TEMPORARY CASH INVESTMENTS — (0.6%)

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $1,467,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,479,836) to be repurchased at $1,457,096	1,457	1,457,000
(Cost $1,457,000)

TOTAL INVESTMENTS - (100.0%)
(Cost $239,313,299)††		$238,410,425

†	See Security Valuation Note.
@	Denominated in local currency or the Euro.
††	The cost for federal income tax purposes is $239,313,299.

4

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (97.9%)
*	3Com Corp.	1,041,900	$3,730,002
	A.G. Edwards, Inc.	199,100	8,583,201
*	Advanced Micro Devices, Inc.	504,800	8,808,760
	Aetna, Inc.	539,626	78,796,189
*	AGCO Corp.	275,400	5,362,038
*	Agere Systems, Inc. Class A	8,652	14,189
*	Agere Systems, Inc. Class B	212,364	344,030
	Albertson’s, Inc.	538,100	12,048,059
*	Allegheny Corp.	17,934	4,913,916
	Alliant Energy Corp.	212,900	5,695,075
*	Allied Waste Industries, Inc.	1,032,800	8,489,616
*	Allmerica Financial Corp.	179,700	6,433,260
	Allstate Corp.	1,791,600	96,173,088
	AMBAC Financial Group, Inc.	23,200	1,804,496
	Amerada Hess Corp.	252,932	25,394,373
	American Financial Group, Inc.	230,200	7,018,798
	American Greetings Corp. Class A	177,600	4,374,288
	American National Insurance Co.	57,800	6,308,292
* #	American Tower Corp.	312,300	5,724,459
*	AmeriCredit Corp.	395,300	9,313,268
	AmerisourceBergen Corp.	308,900	18,503,110
	AmerUs Group Co.	85,700	4,124,741
	Anadarko Petroleum Corp.	815,878	62,708,383
* #	Andrew Corp.	532,400	6,442,040
	Apache Corp.	129,990	8,173,771
*	Applied Micro Circuits Corp.	213,200	735,540
	Archer-Daniels-Midland Co.	2,475,260	59,653,766
*	Arrow Electronics, Inc.	351,400	9,452,660
	Ashland, Inc.	297,600	19,430,304
	Astoria Financial Corp.	40,500	1,521,990
	AT&T Corp.	2,206,280	42,868,020
*	AutoNation, Inc.	2,057,600	40,184,928
*	Avnet, Inc.	378,900	7,350,660
	AVX Corp.	183,300	2,249,091
	Bank of Hawaii Corp.	327,500	14,907,800
*	Barnes & Noble, Inc.	176,400	6,025,824
	Bausch & Lomb, Inc.	5,800	410,582
#	Bear Stearns Companies, Inc.	373,770	37,190,115
	Belo Corp. Class A	324,200	7,651,120
*	Big Lots, Inc.	253,500	2,958,345
	Blockbuster, Inc. Class A	83,900	744,193
	Borders Group, Inc.	34,000	874,820
	BorgWarner, Inc.	201,600	10,634,400
#	Bowater, Inc.	168,400	6,538,972
	Burlington Northern Santa Fe Corp.	1,283,000	64,496,410

1

*	Caesars Entertainment, Inc.	845,900	16,968,754
*	Cavco Industries, Inc.	22,900	614,407
	Cendant Corp.	311,800	6,897,016
*	CheckFree Corp.	49,700	1,915,438
	Chesapeake Energy Corp.	361,000	7,830,090
	Chubb Corp.	428,000	33,859,080
*	CIENA Corp.	489,600	969,408
	Cincinnati Financial Corp.	579,159	25,905,782
	Circuit City Stores, Inc.	586,200	9,162,306
	Clear Channel Communications, Inc.	1,892,666	62,987,924
*	CNA Financial Corp.	784,100	22,558,557
*	Coca-Cola Enterprises, Inc.	1,874,800	40,026,980
*	Comcast Corp. Class A	3,498,025	113,860,714
*	Comcast Corp. Special Class A Non-Voting	927,100	29,537,406
	Commerce Group, Inc.	93,100	6,348,489
	Commercial Federal Corp.	98,900	2,702,937
*	Compuware Corp.	956,430	6,465,467
*	Comverse Technology, Inc.	111,500	2,587,915
	ConocoPhillips	220,400	24,440,156
	Corn Products International, Inc.	186,400	5,213,608
*	Corning, Inc.	998,300	11,450,501
	Countrywide Financial Corp.	1,639,998	56,989,930
*	Crown Castle International Corp.	468,900	7,661,826
	CSX Corp.	723,900	29,904,309
	Curtiss-Wright Corp. Class B	27,130	1,479,399
	Dana Corp.	511,600	7,377,272
* #	Delta Air Lines, Inc.	402,500	1,867,600
	Diamond Offshore Drilling, Inc.	313,641	15,525,230
	Dillards, Inc. Class A	247,800	5,773,740
	Disney (Walt) Co.	906,600	25,330,404
	Eastman Chemical Co.	69,100	3,989,834
	Electronic Data Systems Corp.	1,098,200	23,391,660
	Federated Department Stores, Inc.	618,200	34,897,390
	First American Corp.	307,900	11,253,745
	First Citizens BancShares, Inc.	10,300	1,522,237
	Florida East Coast Industries, Inc.	30,500	1,311,500
	Foot Locker, Inc.	175,000	4,777,500
	Ford Motor Co.	5,636,400	71,300,460
*	Forest Oil Corp.	158,100	6,324,000
*	Fox Entertainment Group, Inc. Class A	21,900	729,270
*	GameStop Corp. Class B	9,432	184,490
#	General Motors Corp.	1,863,900	66,485,313
	Georgia-Pacific Corp.	874,200	31,305,102
* #	Goodyear Tire & Rubber Co.	203,900	2,948,394
	Hartford Financial Services Group, Inc.	868,200	62,466,990
	Hearst-Argyle Television, Inc.	238,600	5,867,174
	Helmerich & Payne, Inc.	146,800	5,877,872
	Hewlett-Packard Co.	1,407,700	29,280,160
	Hibernia Corp.	274,500	7,046,415
	Hollinger International, Inc. Class A	257,600	2,962,400
	Horton (D.R.), Inc.	818,872	35,833,839
*	Human Genome Sciences, Inc.	23,900	266,724
*	Humana, Inc.	569,700	18,953,919
*	IAC/InterActiveCorp	1,990,403	44,784,068
	IKON Office Solutions, Inc.	329,600	3,477,280

2

	Independence Community Bank Corp.	100,300	3,992,943
*	Ingram Micro, Inc.	422,100	7,564,032
*	Instinet Group, Inc.	15,200	91,884
	International Paper Co.	1,215,775	45,409,196
	Intersil Corp.	520,400	8,773,944
*	Invitrogen Corp.	124,900	8,738,004
	Janus Capital Group, Inc.	779,800	10,940,594
*	JDS Uniphase Corp.	1,095,700	2,081,830
	JPMorgan Chase & Co.	2,244,400	82,032,820
	Kerr-McGee Corp.	431,426	33,504,543
	KeyCorp	941,600	31,072,800
	Kraft Foods, Inc.	312,800	10,463,160
*	LaBranche & Co., Inc.	19,700	182,225
	LaFarge North America, Inc.	257,500	15,820,800
*	Laidlaw International, Inc.	42,800	984,400
	Lear Corp.	227,800	11,879,770
	Lehman Brothers Holdings, Inc.	227,800	20,770,804
* #	Level 3 Communications, Inc.	195,500	455,515
*	Liberty Media Corp. Class A	8,653,200	87,743,448
*	Liberty Media International, Inc. Class A	313,805	13,565,790
	Lincoln National Corp.	557,200	26,104,820
	Loews Corp.	636,800	45,391,104
	Louisiana-Pacific Corp.	345,100	9,065,777
*	LSI Logic Corp.	1,247,970	7,962,049
	Lubrizol Corp.	182,000	7,758,660
*	Lucent Technologies, Inc.	1,193,800	3,664,966
	Lyondell Chemical Co.	350,700	11,871,195
	Marathon Oil Corp.	1,061,450	50,249,043
	May Department Stores Co.	446,600	15,412,166
	MBIA, Inc.	448,050	26,255,730
	McKesson Corp.	653,300	24,394,222
	MeadWestavco Corp.	758,431	23,784,396
*	Medco Health Solutions, Inc.	690,100	30,654,242
	MetLife, Inc.	2,344,700	96,226,488
*	Metro-Goldwyn-Mayer, Inc.	288,500	3,436,035
	MGIC Investment Corp.	116,900	7,334,306
*	MGM MIRAGE	390,100	28,933,717
* #	Micron Technology, Inc.	1,971,200	22,668,800
*	Millennium Pharmaceuticals, Inc.	1,006,300	8,654,180
	Nationwide Financial Services, Inc.	208,500	7,672,800
	New York Community Bancorp, Inc.	63,200	1,160,352
	Norfolk Southern Corp.	1,537,600	55,184,464
	Northrop Grumman Corp.	1,171,542	61,974,572
	Occidental Petroleum Corp.	650,800	45,731,716
#	Odyssey Re Holdings Corp.	50,500	1,275,630
	OfficeMax, Inc.	304,300	9,606,751
	Old Republic International Corp.	605,312	14,521,435
	Overseas Shipholding Group, Inc.	86,500	5,632,880
*	Owens-Illinois, Inc.	314,400	7,825,416
* #	PacifiCare Health Systems, Inc.	243,400	15,451,032
	Penney (J.C.) Co., Inc.	1,120,000	49,828,800
	PepsiAmericas, Inc.	192,000	4,368,000
	Phelps Dodge Corp.	287,085	30,560,198
*	PHH Corp.	15,590	327,390
	PMI Group, Inc.	296,300	11,926,075

3

	Pogo Producing Co.	209,700	10,193,517
* #	Pride International, Inc.	366,700	9,028,154
	Principal Financial Group, Inc.	1,013,000	39,527,260
	Protective Life Corp.	227,500	9,090,900
*	Providian Financial Corp.	483,100	8,285,165
	Prudential Financial, Inc.	1,181,700	67,356,900
	Pulte Homes, Inc.	248,400	19,380,168
	Questar Corp.	251,000	13,308,020
* #	Qwest Communications International, Inc.	2,000,600	7,802,340
	Radian Group, Inc.	295,200	14,267,016
*	Radio One, Inc.	55,000	755,700
	Raytheon Co.	1,311,300	50,144,112
	Reinsurance Group of America, Inc.	199,600	9,111,740
	Reynolds American, Inc.	251,326	20,596,166
*	Rite Aid Corp.	969,800	3,394,300
	Ryder System, Inc.	275,400	11,693,484
	Safeco Corp.	486,400	23,196,416
	Saks, Inc.	743,200	11,289,208
*	Sanmina-SCI Corp.	1,731,800	9,611,490
	SBC Communications, Inc.	430,200	10,346,310
#	Sears, Roebuck & Co.	552,600	27,591,318
*	Service Corp. International	311,600	2,349,464
*	Smithfield Foods, Inc.	157,600	5,366,280
*	Smurfit-Stone Container Corp.	824,726	13,715,193
*	Solectron Corp.	1,155,300	5,718,735
	Sovereign Bancorp, Inc.	781,020	17,916,599
	Sprint Corp.	2,161,500	51,184,320
	StanCorp Financial Group, Inc.	54,200	4,720,278
	Starwood Hotels & Resorts Worldwide, Inc.	573,500	32,827,140
	Steelcase, Inc. Class A	49,000	699,720
*	Sun Microsystems, Inc.	2,143,700	9,046,414
	Sunoco, Inc.	298,800	29,611,080
	Supervalu, Inc.	565,200	17,956,404
*	Tech Data Corp.	169,000	6,927,310
	Telephone & Data Systems, Inc.	152,000	13,300,000
*	Tellabs, Inc.	1,494,556	10,596,402
	Temple-Inland, Inc.	131,300	10,530,260
*	Tenet Healthcare Corp.	1,486,700	16,219,897
	Textron, Inc.	123,000	9,514,050
* #	The DIRECTV Group, Inc.	481,937	7,233,874
	The St. Paul Travelers Companies, Inc.	2,209,226	84,657,540
*	Thomas & Betts Corp.	46,900	1,457,652
	Tidewater, Inc.	147,000	6,066,690
*	Time Warner, Inc.	9,252,980	159,428,845
	Torchmark Corp.	127,200	6,628,392
*	Toys R Us, Inc.	819,300	18,737,391
	Transatlantic Holdings, Inc.	9,400	630,740
*	Triad Hospitals, Inc.	234,100	10,223,147
	Tribune Co.	969,000	39,467,370
	Tyson Foods, Inc. Class A	912,556	15,531,703
	Union Pacific Corp.	824,200	52,295,490
	UnionBanCal Corp.	86,600	5,360,540
*	Unisys Corp.	113,200	869,376
*	United States Cellular Corp.	163,700	8,185,000
	Unitrin, Inc.	223,800	10,491,744

4

*	Univision Communications, Inc. Class A	667,300	17,610,047
	UnumProvident Corp.	950,189	16,077,198
	Valero Energy Corp.	776,800	55,339,232
	Valhi, Inc.	158,500	2,461,505
*	VeriSign, Inc.	166,300	4,559,946
	Viacom, Inc. Class B	4,578,700	159,796,630
*	Vishay Intertechnology, Inc.	512,716	6,690,944
*	Vitesse Semiconductor, Inc.	2,800	8,540
*	Watson Pharmaceuticals, Inc.	339,900	10,788,426
*	WebMD Corp.	25,800	194,532
	Weis Markets, Inc.	20,800	773,344
	Wesco Financial Corp.	13,540	5,348,300
	Weyerhaeuser Co.	765,400	51,228,222
	Worthington Industries, Inc.	133,200	2,790,540
*	Xerox Corp.	75,000	1,170,000
TOTAL COMMON STOCKS (Cost $3,367,520,110)			4,361,821,402

		Face
		Amount
		(000)

TEMPORARY CASH INVESTMENTS — (2.1%)

	Repurchase Agreement, Merrill Lynch Triparty Repo 2.58%, 03/01/05 (Collateralized by $135,125,000 U.S. Treasury Notes rates ranging from 7.500% to 8.125%, maturities ranging from 05/15/21 to 11/15/24, valued at $61,873,266) to be repurchased at $60,663,019 (Cost $60,658,672)	$60,659	60,658,672

	Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $33,223,000 FHLMC Notes 4.00%, 09/22/09, valued at $33,513,701) to be repurchased at $33,020,174 (Cost $33,018,000)	33,018	33,018,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $93,676,672)			93,676,672

TOTAL INVESTMENTS - (100.0%) (Cost $3,461,196,782)††			$4,455,498,074

†                              See Security Valuation Note.

*                              Non-Income Producing Securities.

#                              Total or Partial Securities on Loan.

                             Security purchased with cash proceeds from securities on loan.

††                             The cost for federal income tax purposes is $3,461,196,802.

5

THE U.S. SMALL XM VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (96.6%)
	1st Source Corp.	14,400	$330,048
	21st Century Insurance Group	3,100	43,834
*	3Com Corp.	256,761	919,204
*	AAR Corp.	22,300	248,645
*	Actel Corp.	3,500	59,710
*	Adaptec, Inc.	84,499	459,675
*	Advanced Digital Information Corp.	47,839	397,542
	Advanta Corp. Class A	6,287	138,503
	Advanta Corp. Class B Non-Voting	13,327	322,780
*	Aeroflex, Inc.	3,000	30,480
*	AGCO Corp.	18,100	352,407
*	Agile Software Corp.	35,342	242,446
	Agilysys, Inc.	24,900	469,614
*	AK Steel Holding Corp.	1,538	26,992
*	Alaska Air Group, Inc.	23,600	669,296
	Alexander & Baldwin, Inc.	33,500	1,520,900
	Alfa Corp.	7,100	102,453
*	Allegheny Corp.	3,052	836,248
*	Alliance Semiconductor Corp.	13,700	36,853
*	Allmerica Financial Corp.	46,500	1,664,700
*	Alloy, Inc.	16,100	97,888
	Alpharma, Inc. Class A	32,000	419,840
	Amerco, Inc.	14,000	624,540
	American Axle & Manufacturing Holdings, Inc.	9,300	245,706
	American Financial Group, Inc.	58,900	1,795,861
	American Greetings Corp. Class A	51,300	1,263,519
	American Italian Pasta Co.	2,500	67,500
	American National Insurance Co.	10,400	1,135,056
	AmerUs Group Co.	31,200	1,501,656
*	Anadigics, Inc.	6,800	16,116
	Analogic Corp.	11,000	472,340
*	Andrew Corp.	32,200	389,620
*	AnnTaylor Stores Corp.	14,300	316,888
*	Applica, Inc.	9,200	47,564
	Applied Industrial Technologies, Inc.	23,550	666,936
*	Applied Micro Circuits Corp.	209,853	723,993
	Arch Chemicals, Inc.	14,550	415,839
*	Arena Pharmaceuticals, Inc.	4,800	25,680
*	Argonaut Group, Inc.	20,723	486,783
*	Ariba, Inc.	6,381	58,131
* #	Armstrong Holdings, Inc.	20,200	44,440
*	Arris Group, Inc.	121	768
*	Arrow Electronics, Inc.	11,677	314,111
*	Ascential Software Corp.	16,259	252,177
* #	ATA Holdings Corp.	4,600	4,600

1

*	Atmel Corp.	45,620	143,703
*	Audiovox Corp. Class A	12,800	190,848
*	Avnet, Inc.	96,400	1,870,160
	AVX Corp.	138,900	1,704,303
*	Axcelis Technologies, Inc.	400	3,440
	Baldwin & Lyons, Inc. Class B	4,725	120,157
*	Bally Total Fitness Holding Corp.	13,300	43,358
	Bandag, Inc.	1,800	79,578
	Bandag, Inc. Class A	3,800	153,102
*	BankUnited Financial Corp. Class A	900	25,470
	Banner Corp.	4,497	132,886
*	Barnes & Noble, Inc.	34,500	1,178,520
	Barnes Group, Inc.	800	21,344
	Bassett Furniture Industries, Inc.	4,600	87,630
	Bay View Capital Corp.	3,460	56,398
*	BearingPoint, Inc.	54,344	427,144
#	Beazer Homes USA, Inc.	10,600	1,822,352
*	Big Lots, Inc.	100,200	1,169,334
	Black Box Corp.	11,400	444,030
#	Blockbuster, Inc. Class A	73,900	655,493
*	Bluegreen Corp.	2,600	64,168
	Bob Evans Farms, Inc.	24,200	548,130
*	Bombay Co., Inc.	5,100	29,070
	Borders Group, Inc.	54,200	1,394,566
	Bowater, Inc.	44,500	1,727,935
	Bowne & Co., Inc.	27,430	433,394
	Brookline Bancorp, Inc.	8,370	127,057
	Brown Shoe Company, Inc.	3,600	120,240
*	Buckeye Technologies, Inc.	29,800	356,706
	Building Materials Holding Corp.	1,400	64,596
	Burlington Coat Factory Warehouse Corp.	34,800	975,792
	C&D Technologies, Inc.	17,800	245,284
	Calgon Carbon Corp.	15,300	133,569
	Callaway Golf Co.	7,900	106,018
	Cambrex Corp.	4,300	97,567
*	Caraustar Industries, Inc.	21,800	311,522
	Carpenter Technology Corp.	16,600	1,122,492
	Casey’s General Stores, Inc.	34,935	630,227
*	Castle (A.M.) & Co.	6,200	96,968
*	Central Garden & Pet Co.	14,790	674,720
	Central Parking Corp.	24,700	342,342
*	Century Business Services, Inc.	64,700	271,093
*	Charming Shoppes, Inc.	87,714	676,275
* #	Charter Communications, Inc.	50,200	91,866
*	Checkpoint Systems, Inc.	7,400	123,506
	Chesapeake Corp.	13,700	293,865
	Chiquita Brands International, Inc.	8,200	187,124
*	Ciber, Inc.	46,900	351,281
*	CIENA Corp.	84,500	167,310
*	Cincinnati Bell, Inc.	85,400	375,760
	CIRCOR International, Inc.	5,950	148,750
*	CMS Energy Corp.	72,075	874,990
*	CNA Surety Corp.	27,800	383,640
	Coachmen Industries, Inc.	6,100	91,439
*	Coherent, Inc.	22,036	668,793

2

*	Collins & Aikman Corp.	57,800	115,022
*	Columbus McKinnon Corp.	2,800	35,258
*	Comfort Systems USA, Inc.	14,800	114,256
	Commercial Federal Corp.	34,500	942,885
	Commercial Metals Co.	2,646	92,081
	Community Bank System, Inc.	16,800	394,128
*	CompuCredit Corp.	27,900	834,768
*	Compuware Corp.	170,436	1,152,147
*	Comstock Resources, Inc.	3,500	96,250
*	COMSYS IT Partners, Inc.	44	569
*	Conexant Systems, Inc.	34,691	62,444
*	Conmed Corp.	23,900	707,679
*	Consolidated Freightways Corp.	400	1
*	Consolidated Graphics, Inc.	4,900	255,045
*	Continental Airlines, Inc.	53,200	569,772
*	Convergys Corp.	28,300	424,217
	Cooper Tire & Rubber Co.	55,000	1,064,250
*	Corixa Corp.	5,895	22,873
	Corn Products International, Inc.	50,480	1,411,926
*	Corrections Corporation of America	7,100	267,244
*	Covenant Transport, Inc. Class A	4,900	101,087
*	Cox Radio, Inc.	19,200	308,352
*	Credence Systems Corp.	53,185	466,432
*	Cross Country Healthcare, Inc.	24,361	372,480
	CSS Industries, Inc.	4,600	151,616
*	CTI Molecular Imaging, Inc.	600	9,846
	CTS Corp.	25,300	332,695
*	Cumulus Media, Inc. Class A	38,600	546,190
*	CuraGen Corp.	5,766	31,886
	Dana Corp.	30,000	432,600
*	Del Monte Foods Co.	26,500	280,635
	Delphi Financial Group, Inc. Class A	18,317	816,572
	Dillards, Inc. Class A	61,414	1,430,946
	DIMON, Inc.	17,500	113,400
*	Dollar Thrifty Automotive Group, Inc.	16,800	517,944
*	DoubleClick, Inc.	70,020	545,456
	Downey Financial Corp.	19,000	1,190,350
*	DuPont Photomasks, Inc.	12,679	333,965
*	Dura Automotive Systems, Inc.	6,150	44,587
*	Dynegy, Inc.	129,400	538,304
*	E.piphany, Inc.	47,432	164,589
*	Edgewater Technology, Inc.	4,472	22,584
*	Electro Rent Corp.	6,376	88,690
*	Electro Scientific Industries, Inc.	1,700	38,420
*	Electroglas, Inc.	7,500	30,975
*	Electronics for Imaging, Inc.	4,900	81,193
*	EMCOR Group, Inc.	1,700	81,991
*	Emmis Communications Corp. Class A	27,823	520,290
*	EnPro Industries, Inc.	2,100	58,653
*	Entercom Communications Corp.	4,800	165,216
*	Entravision Communications Corp.	47,300	387,860
*	Esterline Technologies Corp.	14,700	483,336
*	Exar Corp.	28,202	398,494
*	Fairchild Corp. Class A	8,736	28,916
*	Fairchild Semiconductor Corp. Class A	23,900	394,828

3

	FBL Financial Group, Inc. Class A	18,300	500,505
	Federal Signal Corp.	4,800	75,552
* #	Federal-Mogul Corp.	98,700	32,077
	Financial Federal Corp.	500	17,040
	First Citizens BancShares, Inc.	3,500	517,265
	First Community Bancorp	600	25,914
	First Merchants Corp.	1,800	47,556
	First Niagara Financial Group, Inc.	7,100	97,199
	Flagstar Bancorp, Inc.	6,100	125,355
*	Fleetwood Enterprises, Inc.	3,800	36,746
*	Flowserve Corp.	42,500	1,062,075
*	Forest Oil Corp.	42,400	1,696,000
*	Franklin Covey Co.	6,500	16,835
*	Frontier Airlines, Inc.	3,600	30,420
*	FSI International, Inc.	2,100	9,723
*	FTI Consulting, Inc.	7,300	138,700
	Fuller (H.B.) Co.	2,300	61,272
	Furniture Brands International, Inc.	6,800	157,964
*	GameStop Corp. Class B	14,658	286,710
*	Gardner Denver Machinery, Inc.	2,000	82,220
	GATX Corp.	38,600	1,157,228
*	Gaylord Entertainment Co.	27,650	1,183,420
*	Genesis HealthCare Corp.	1,400	57,652
*	Genesis Microchip, Inc.	800	11,792
*	Gerber Scientific, Inc.	8,700	55,767
	Gibraltar Industries, Inc.	9,450	233,131
	Glatfelter (P.H.) Co.	35,400	524,628
*	Glenayre Technologies, Inc.	25,600	61,184
	Goody’s Family Clothing, Inc.	12,700	119,253
	Granite Construction, Inc.	5,400	143,694
*	Graphic Packaging Corp.	5,800	35,206
	Gray Television, Inc.	33,400	485,636
	Great American Financial Resources, Inc.	18,400	306,728
*	Great Atlantic & Pacific Tea Co., Inc.	19,250	214,060
	Great Lakes Chemical Corp.	5,100	136,170
*	Group 1 Automotive, Inc.	15,900	439,635
*	Gulfmark Offshore, Inc.	400	10,884
*	Ha-Lo Industries, Inc.	27,300	19
*	Hain Celestial Group, Inc.	24,600	459,282
	Handleman Co.	17,100	352,431
*	Hanger Orthopedic Group, Inc.	6,900	41,952
*	Hanover Compressor Co.	62,800	831,472
	Harleysville Group, Inc.	24,000	508,320
	Hearst-Argyle Television, Inc.	30,500	749,995
	Heico Corp.	2,900	65,627
	Helmerich & Payne, Inc.	40,100	1,605,604
*	Hexcel Corp.	100	1,663
	Horace Mann Educators Corp.	29,300	549,668
*	Houston Exploration Co.	22,300	1,291,170
	Hughes Supply, Inc.	43,000	1,317,950
*	Hutchinson Technology, Inc.	2,500	81,650
*	Hypercom Corp.	18,900	88,830
*	IDT Corp.	18,800	275,984
*	IDT Corp. Class B	6,200	94,984
	IKON Office Solutions, Inc.	112,100	1,182,655

4

	Imation Corp.	3,300	113,487
	IndyMac Bancorp, Inc.	6,200	223,138
	Infinity Property & Casualty Corp.	1,400	44,982
*	InFocus Corp.	27,400	175,360
	Ingles Market, Inc. Class A	4,000	52,040
*	Input/Output, Inc.	4,800	35,424
*	Insight Communications Co., Inc.	40,300	382,850
*	Insight Enterprises, Inc.	33,881	603,082
*	Insituform Technologies, Inc. Class A	200	3,172
*	Instinet Group, Inc.	147,676	892,701
*	Integrated Device Technology, Inc.	10,400	130,104
*	Integrated Electrical Services, Inc.	17,900	60,144
*	Interface, Inc. Class A	11,670	97,211
*	Interland, Inc.	180	464
	Interpool, Inc.	10,750	246,712
	Intersil Corp.	6,700	112,962
*	Interwoven, Inc.	1,300	11,791
*	Iomega Corp.	24,500	110,740
	Irwin Financial Corp.	2,200	49,984
*	Jakks Pacific, Inc.	17,699	349,909
*	JDA Software Group, Inc.	18,852	253,182
*	Jo-Ann Stores, Inc.	15,800	474,948
*	K2, Inc.	31,800	455,694
	Kaman Corp. Class A	9,000	107,370
*	Kansas City Southern	47,700	935,874
*	Keane, Inc.	6,200	82,088
	Kellwood Co.	19,200	550,464
	Kelly Services, Inc. Class A	25,200	744,660
*	Kemet Corp.	68,700	561,279
	Kennametal, Inc.	4,200	206,136
*	Key Energy Group, Inc.	13,100	181,042
	Kimball International, Inc. Class B	16,239	232,055
*	Kindred Healthcare, Inc.	25,500	833,850
*	Knight Trading Group, Inc.	64,431	673,948
*	La Quinta Corp.	17,900	165,575
	La-Z-Boy, Inc.	5,200	77,740
*	LaBranche & Co., Inc.	45,900	424,575
*	Laidlaw International, Inc.	10,400	239,200
*	Lakes Entertainment, Inc.	6,800	121,448
	LandAmerica Financial Group, Inc.	14,900	815,626
	Landry’s Restaurants, Inc.	18,800	544,260
*	Lattice Semiconductor Corp.	69,400	366,432
	Levitt Corp. Class A	300	8,976
	Liberty Corp.	12,700	555,625
*	Lin TV Corp.	2,300	40,549
*	Linens ‘n Things, Inc.	4,500	121,005
	Lithia Motors, Inc. Class A	10,500	275,835
	Lone Star Steakhouse & Saloon, Inc.	17,372	462,095
	Longs Drug Stores Corp.	30,000	816,900
	Longview Fibre Co.	39,200	658,560
	Louisiana-Pacific Corp.	12,900	338,883
*	LSI Logic Corp.	215,500	1,374,890
	Lubrizol Corp.	36,100	1,538,943
*	Luby’s, Inc.	10,400	70,616
*	M&F Worldwide Corp.	7,100	97,980

5

	M/I Homes, Inc.	1,000	56,300
	MAF Bancorp, Inc.	22,840	995,596
*	Magnetek, Inc.	8,700	43,674
*	Magnum Hunter Resources, Inc.	60,200	1,007,146
	Maximus, Inc.	2,100	71,106
*	Maxtor Corp.	20,900	115,786
*	Maxxam, Inc.	2,600	77,272
*	Maxygen, Inc.	3,900	37,518
*	McDATA Corp.	7,900	31,047
	MCG Capital Corp.	4,000	69,560
	Media General, Inc. Class A	18,000	1,151,820
*	MedQuist, Inc.	28,200	365,895
*	Meridian Resource Corp.	7,900	48,348
*	Metals USA, Inc.	1,200	29,244
*	Metris Companies, Inc.	40,500	476,280
	Midland Co.	6,900	213,141
*	Milacron, Inc.	19,167	54,434
	Minerals Technologies, Inc.	13,600	852,040
*	MKS Instruments, Inc.	32,446	599,927
*	Mobile Mini, Inc.	4,047	150,710
	Modine Manufacturing Co.	26,924	876,376
	Monaco Coach Corp.	2,900	51,939
	Movado Group, Inc.	12,000	223,440
	Movie Gallery, Inc.	3,100	70,804
*	MPS Group, Inc.	78,800	846,312
*	MSC.Software Corp.	5,000	59,850
	Mueller Industries, Inc.	23,900	752,372
	Myers Industries, Inc.	12,310	160,645
	NACCO Industries, Inc. Class A	4,100	455,920
	National Presto Industries, Inc.	2,700	113,022
*	NCI Building Systems, Inc.	11,300	422,394
*	NCO Group, Inc.	22,195	446,341
	NDCHealth Corp.	3,200	49,632
*	Neoforma, Inc.	4,600	39,146
	NetBank, Inc.	18,773	168,206
*	NetIQ Corp.	43,858	517,086
*	NewMarket Corp.	5,560	105,696
*	Newpark Resources, Inc.	57,600	368,064
*	Newport Corp.	28,288	398,578
*	Northwest Airlines Corp.	33,500	235,505
*	O’Charleys, Inc.	100	2,112
*	OCA, Inc.	31,100	154,256
*	Ocwen Financial Corp.	28,600	229,086
#	Odyssey Re Holdings Corp.	49,600	1,252,896
*	Offshore Logistics, Inc.	15,800	519,978
*	Ohio Casualty Corp.	42,700	1,030,351
*	Oil States International, Inc.	16,300	342,952
*	OM Group, Inc.	2,800	89,264
*	Oplink Communications, Inc.	62,000	99,200
	Overseas Shipholding Group, Inc.	30,000	1,953,600
	Oxford Industries, Inc.	1,100	38,896
	Park Electrochemical Corp.	13,950	277,605
*	Pathmark Stores, Inc.	11,800	58,646
*	Paxson Communications Corp.	18,600	21,948
*	Payless ShoeSource, Inc.	47,400	555,528

6

*	Pegasus Solutions, Inc.	200	2,384
	Pep Boys - Manny, Moe & Jack	40,300	728,624
	PepsiAmericas, Inc.	34,500	784,875
*	Performance Food Group Co.	2,200	59,708
*	Per-Se Technologies, Inc.	4,800	72,576
	Phillips-Van Heusen Corp.	21,500	596,195
*	Photronics, Inc.	22,774	423,141
*	Pico Holdings, Inc.	4,200	92,568
*	Pinnacle Entertainment, Inc.	11,800	182,900
*	Piper Jaffray Companies, Inc.	2,400	94,920
*	Plexus Corp.	26,809	284,175
*	PMA Capital Corp. Class A	16,434	148,728
*	Polycom, Inc.	5,400	87,426
*	PolyOne Corp.	29,200	265,720
	Pope & Talbot, Inc.	1,900	30,780
	Potlatch Corp.	3,000	138,450
*	Powerwave Technologies, Inc.	42,100	288,385
	Presidential Life Corp.	20,305	314,931
*	PRG-Schultz International, Inc.	27,514	127,390
*	Price Communications Corp.	5,500	98,285
*	Pride International, Inc.	36,600	901,092
*	ProcureNet, Inc.	13,000	13
	Protective Life Corp.	6,800	271,728
	Pulitzer, Inc.	6,000	382,080
	Quanex Corp.	7,450	438,433
*	Quanta Services, Inc.	88,200	692,370
*	Quantum Corp.	18,100	52,309
*	Radio One, Inc.	15,500	212,970
*	RailAmerica, Inc.	25,400	306,324
	Regal-Beloit Corp.	17,100	527,364
	Reinsurance Group of America, Inc.	19,900	908,435
	Reliance Steel & Aluminum Co.	25,600	1,169,920
*	Remec, Inc.	7,300	45,771
*	Rent-Way, Inc.	9,700	75,757
	Resource America, Inc.	8,148	321,846
*	Retail Ventures, Inc.	13,300	97,223
	Riggs National Corp.	13,800	267,030
*	Riverstone Networks, Inc.	13,200	13,068
	RLI Corp.	17,600	762,080
	Rock-Tenn Co. Class A	24,500	349,615
*	RTI International Metals, Inc.	14,900	403,790
	Ruddick Corp.	31,800	750,480
	Russ Berrie & Co., Inc.	5,100	116,076
	Russell Corp.	25,100	454,059
*	Ryan’s Restaurant Group, Inc.	29,100	391,104
	Ryerson Tull, Inc.	17,418	249,948
*	Safeguard Scientifics, Inc.	66,500	105,735
*	SafeNet, Inc.	15,600	468,000
	Saks, Inc.	99,900	1,517,481
*	ScanSoft, Inc.	66,372	284,736
	Schnitzer Steel Industries, Inc. Class A	10,000	406,200
*	Scholastic Corp.	3,100	109,988
	Schulman (A.), Inc.	22,055	398,313
	Schweitzer-Maudoit International, Inc.	10,500	357,525
*	SCPIE Holdings, Inc.	3,900	42,783

7

*	SCS Transportation, Inc.	5,750	127,363
	Seaboard Corp.	540	577,800
*	SEACOR Holdings, Inc.	14,650	922,218
	Selective Insurance Group, Inc.	19,400	892,594
	Sensient Technologies Corp.	4,200	91,728
*	Sequa Corp. Class A	2,800	162,288
*	Sequa Corp. Class B	1,300	76,375
*	Sequenom, Inc.	13,200	15,959
*	Service Corp. International	236,400	1,782,456
*	Shaw Group, Inc.	46,700	971,360
*	Shiloh Industries, Inc.	5,300	87,291
*	ShopKo Stores, Inc.	23,400	409,734
* #	Silicon Graphics, Inc.	79,700	88,467
*	Silicon Storage Technology, Inc.	500	2,310
*	Six Flags, Inc.	70,700	315,322
*	Skechers U.S.A., Inc. Class A	900	13,752
	Skyline Corp.	3,300	126,555
	Skywest, Inc.	4,700	80,229
*	Skyworks Solutions, Inc.	2,800	20,328
	Smith (A.O.) Corp.	16,750	440,190
	Sonic Automotive, Inc.	24,300	539,217
*	SonicWALL, Inc.	49,600	306,528
*	SOURCECORP, Inc.	10,200	212,976
	South Financial Group, Inc.	7,100	217,970
	South Jersey Industries, Inc.	9,600	536,352
	Spartech Corp.	3,200	70,304
*	Spherion Corp.	45,800	357,240
*	Spinnaker Exploration Co.	24,300	871,398
*	SR Telecom, Inc.	21	16
*	Stage Stores, Inc.	1,800	69,408
	StanCorp Financial Group, Inc.	22,600	1,968,234
	Standard Motor Products, Inc.	7,700	89,012
	Standard Pacific Corp.	15,600	1,248,000
	Standard Register Co.	12,800	173,952
	Starrett (L.S.) Co. Class A	2,000	40,780
	State Auto Financial Corp.	3,205	89,516
	Steelcase, Inc. Class A	35,500	506,940
	Stepan Co.	3,500	82,950
	Stewart & Stevenson Services, Inc.	11,600	248,472
*	Stewart Enterprises, Inc.	75,400	478,036
	Stewart Information Services Corp.	13,400	535,866
*	Stillwater Mining Co.	46,800	532,584
*	Stone Energy Corp.	2,700	135,621
*	Stoneridge, Inc.	8,800	106,216
	Stride Rite Corp.	26,300	341,900
*	Sunrise Senior Living, Inc.	17,800	843,720
#	Superior Industries International, Inc.	2,700	71,496
	SureWest Communications	200	4,468
	Susquehanna Bancshares, Inc.	4,700	115,808
*	Swift Energy Corp.	22,400	609,056
*	Swift Transportation Co., Inc.	7,300	173,156
	SWS Group, Inc.	1,100	19,866
*	Sycamore Networks, Inc.	207,882	746,296
*	Systemax, Inc.	13,350	83,438
*	Tech Data Corp.	40,700	1,668,293

8

	Technical Olympic USA, Inc.	500	15,160
*	Technitrol, Inc.	4,000	71,000
	Tecumseh Products Co. Class A	8,800	361,240
	Tecumseh Products Co. Class B	2,200	86,240
*	Teleglobe International Holdings, Ltd.	3,000	15,000
* #	Terra Industries, Inc.	23,100	188,958
*	Tesoro Petroleum Corp.	45,900	1,695,087
	Texas Industries, Inc.	16,900	1,127,230
	The Marcus Corp.	14,400	335,808
	The Phoenix Companies, Inc.	66,100	847,402
*	The Sports Authority, Inc.	2,600	63,674
	Thomas Industries, Inc.	1,100	44,088
*	Thoratec Corp.	1,600	18,800
*	THQ, Inc.	7,437	203,328
	Tidewater, Inc.	43,500	1,795,245
	TierOne Corp.	900	22,329
*	Time Warner Telecom, Inc.	29,130	117,394
	Timken Co.	62,600	1,771,580
	Titan International, Inc.	8,100	117,369
* #	Tower Automotive, Inc.	33,000	8,333
*	Trammell Crow Co.	26,600	514,710
*	Trans World Entertainment Corp.	15,200	213,256
*	Transmeta Corp.	1,800	1,890
*	TransMontaigne, Inc.	6,500	49,855
	Tredegar Industries, Inc.	29,300	506,890
* #	Trenwick Group, Ltd.	38,857	194
*	Triad Guaranty, Inc.	10,100	530,553
*	Trico Marine Services, Inc.	14,200	4,225
	Trinity Industries, Inc.	35,600	1,025,280
*	Triquint Semiconductor, Inc.	70,451	243,056
*	Triumph Group, Inc.	11,100	412,587
*	TriZetto Group, Inc.	2,400	21,336
*	Tweeter Home Entertainment Group, Inc.	9,400	54,426
	UMB Financial Corp.	15,953	898,792
	Umpqua Holdings Corp.	2,900	69,339
*	Unifi, Inc.	21,100	88,409
	Unifirst Corp.	5,900	239,422
	United Auto Group, Inc.	32,300	900,524
	United Community Financial Corp.	22,800	255,360
*	United Rentals, Inc.	58,000	1,097,360
*	Universal Compression Holdings, Inc.	23,860	906,680
	Universal Corp.	2,600	130,520
*	Universal Stainless & Alloy Products, Inc.	2,500	45,000
*	URS Corp.	30,100	868,084
	USEC, Inc.	63,300	936,840
	USF Corp.	22,220	1,062,116
*	Vail Resorts, Inc.	20,460	497,996
	Valhi, Inc.	65,800	1,021,874
*	Veritas DGC, Inc.	26,000	705,120
*	Verity, Inc.	1,900	22,515
	Viad Corp.	1,400	37,800
*	Vignette Corp.	63,300	75,327
*	Vishay Intertechnology, Inc.	106,000	1,383,300
	Visteon Corp.	94,100	631,411
*	Volt Information Sciences, Inc.	6,000	174,720

9

*	Warnaco Group, Inc.	4,200	100,464
*	Washington Group International, Inc.	1,600	70,000
	Wausau-Mosinee Paper Corp.	39,500	595,660
*	WCI Communities, Inc.	4,500	156,150
	Weis Markets, Inc.	18,700	695,266
	Wellman, Inc.	12,500	171,250
	Werner Enterprises, Inc.	7,300	156,220
	Wesbanco, Inc.	2,100	56,469
	Wesco Financial Corp.	2,775	1,096,125
*	West Marine, Inc.	2,100	50,778
*	Wilson Greatbatch Technologies, Inc.	2,100	36,813
* #	Winn-Dixie Stores, Inc.	35,300	22,592
*	Wolverine Tube, Inc.	4,800	47,760
	York International Corp.	29,000	1,121,430
*	Zoran Corp.	28,100	300,951
TOTAL COMMON STOCKS (Cost $179,465,870)			192,386,053

RIGHTS/WARRANTS — (0.1%)
*	Chiquita Brands International, Inc. Warrants 03/19/09	24,308	155,085
*	Imperial Credit Industries, Inc. Warrants 01/31/08	511	0
*	Timco Aviation Services, Inc. Warrants 02/27/07	2,178	0
TOTAL RIGHTS/WARRANTS (Cost $1,119,289)			155,085

		Face
		Amount
		(000)

BONDS — (0.0%)
*	Timco Aviation Services, Inc. Jr. Subordinated Note
	8.000%, 01/02/07	$1	195
(Cost $0)

TEMPORARY CASH INVESTMENTS — (3.3%)

	Repurchase Agreement, Merrill Lynch Triparty Repo 2.58%, 03/01/05 (Collateralized by $10,875,000 U.S. Treasury Bill 7.50%, 11/15/24, valued at $4,195,684) to be repurchased at $4,112,493 (Cost $4,112,198)	4,112	4,112,198

	Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $2,506,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,527,928) to be repurchased at $2,490,164 (Cost $2,490,000)	2,490	2,490,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,602,198)			6,602,198

TOTAL INVESTMENTS - (100.0%) (Cost $187,187,357)††			$199,143,531

†                                                                                            See Security Valuation Note.

*                                                                                          Non-Income Producing Securities.

#                                                                                          Total or Partial Securities on Loan.

                                                                                       Security purchased with cash proceeds from securities on loan.

††                                                                                       The cost for federal income tax purposes is $187,293,838.

10

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (97.4%)
	1st Source Corp.	307,464	$7,047,075
	21st Century Insurance Group	87,400	1,235,836
*	3Com Corp.	3,500	12,530
*	4Kids Entertainment, Inc.	58,800	1,148,952
*	AAR Corp.	1,072,530	11,958,709
	ABC Bancorp	18,280	393,020
*	Ablest, Inc.	16,800	123,480
	Abrams Industries, Inc.	10,000	51,000
*	ABX Air, Inc.	607,400	4,889,570
*	Accelrys, Inc.	832,759	4,446,933
*	Acme Communications, Inc.	477,511	2,865,066
* #	ACT Teleconferencing, Inc.	183,761	126,795
*	Actel Corp.	134,572	2,295,798
	Action Performance Companies, Inc.	316,400	4,594,128
*	ActivCard Corp.	72,832	469,038
* #	Active Power, Inc.	991,749	3,728,976
	Adams Resources & Energy, Inc.	6,700	152,760
*	Adaptec, Inc.	1,367,594	7,439,711
*	Adept Technology, Inc.	18,720	121,680
*	Advanced Digital Information Corp.	56,449	469,091
*	Advanced Energy Industries, Inc.	19,852	184,822
*	Advanced Marketing Services, Inc.	136,300	1,011,346
*	Advanced Power Technology, Inc.	245,688	1,904,082
	Advanta Corp. Class A	281,453	6,200,410
	Advanta Corp. Class B Non-Voting	494,299	11,971,922
*	Aehr Test Systems	89,200	267,600
*	Aeroflex, Inc.	14,317	145,461
*	Aether Systems, Inc.	1,392,451	4,762,182
*	Aetrium, Inc.	69,748	223,194
*	Aftermarket Technology Corp.	30,854	447,692
*	Agile Software Corp.	401,621	2,755,120
	Agilysys, Inc.	935,734	17,647,943
*	Air Methods Corp.	238,194	1,798,365
*	AirNet Systems, Inc.	312,700	1,282,070
*	Airspan Networks, Inc.	89,900	394,661
*	AK Steel Holding Corp.	1,704,416	29,912,501
*	Akamai Technologies, Inc.	355,127	3,909,948
	Alamo Group, Inc.	158,700	3,919,890
*	Alaska Air Group, Inc.	1,004,900	28,498,964
	Alaska Communications Systems Group, Inc.	251,100	2,156,949
*	Albany Molecular Research, Inc.	166,605	1,632,729
*	Alderwoods Group, Inc.	75,400	923,650
#	Aldila, Inc.	78,539	1,277,830
*	Aleris International, Inc.	599,639	12,034,755
	Alexander & Baldwin, Inc.	787,154	35,736,792

1

	Alfa Corp.	1,700	24,531
*	All American Semiconductor, Inc.	29,260	168,245
	Allen Organ Co. Class B	5,000	311,250
*	Alliance Semiconductor Corp.	1,161,541	3,124,545
*	Allied Defense Group, Inc.	148,100	3,406,300
*	Allied Healthcare International, Inc.	226,760	1,483,010
*	Allied Healthcare Products, Inc.	124,200	770,040
*	Allied Holdings, Inc.	111,535	496,331
*	Allied Motion Technologies, Inc.	45,300	342,876
*	Allmerica Financial Corp.	297,300	10,643,340
*	Alloy, Inc.	869,729	5,287,952
*	Allscripts Healthcare Solutions, Inc.	31	415
*	Almost Family, Inc.	11,550	163,432
*	Alpha Technologies Group, Inc.	82,112	9,853
	Alpharma, Inc. Class A	1,387,600	18,205,312
*	AM-CH, Inc.	25,250	15,150
	Ambassadors International, Inc.	159,500	2,354,220
*	Amcast Industrial Corp.	149,400	3,586
	Amerco, Inc.	153,300	6,838,713
* #	America West Holdings Corp. Class B	724,100	3,548,090
	American Axle & Manufacturing Holdings, Inc.	149,600	3,952,432
*	American Biltrite, Inc.	45,600	544,692
* #	American Business Financial Services, Inc.	43,184	17,274
*	American Dental Partners, Inc.	68,200	1,706,364
	American Greetings Corp. Class A	1,194,800	29,427,924
#	American Italian Pasta Co.	263,100	7,103,700
*	American Pacific Corp.	104,300	927,227
*	American Physicians Capital, Inc.	284,257	10,372,538
	American Physicians Services Group, Inc.	36,300	439,230
	American Shared Hospital Services	30,900	182,928
	American Software, Inc. Class A	269,536	1,614,521
*	American Technical Ceramics Corp.	83,100	772,830
	Americana Bancorp	26,030	380,298
*	AmeriServe Financial, Inc.	410,684	2,258,762
	Ameron International Corp.	269,905	9,479,064
	AmerUs Group Co.	484,685	23,327,889
*	Amistar Corp.	42,300	142,551
	Ampco-Pittsburgh Corp.	200,200	2,652,650
	Amrep Corp.	96,692	2,203,611
*	Amtech Systems, Inc.	6,000	19,500
*	Anadigics, Inc.	954,146	2,261,326
*	Analex Corp.	28,600	101,530
	Analogic Corp.	101,820	4,372,151
*	Analysts International Corp.	552,381	2,159,810
* #	Analytical Surveys, Inc.	830	1,894
*	Anaren, Inc.	547,149	6,987,093
	Andersons, Inc.	96,900	3,066,885
*	Angeion Corp.	315	986
	Angelica Corp.	206,900	6,118,033
*	AnswerThink, Inc.	139,300	596,204
*	APA Enterprises, Inc.	157,400	281,746
*	Applica, Inc.	813,100	4,203,727
*	Applied Extrusion Technologies, Inc.	13,900	1,981
*	Applied Films Corp.	125,384	2,814,871
	Applied Industrial Technologies, Inc.	976,500	27,654,480

2

*	Applied Innovation, Inc.	51,000	186,660
*	Applied Micro Circuits Corp.	1,192,200	4,113,090
*	Apropos Technology, Inc.	427,816	1,257,779
* #	Aradigm Corp.	3,301	4,027
*	Arch Capital Group, Ltd.	34,800	1,443,504
	Arch Chemicals, Inc.	367,087	10,491,346
*	Arena Pharmaceuticals, Inc.	847,323	4,533,178
*	Argonaut Group, Inc.	817,170	19,195,323
*	Argonaut Technologies, Inc.	8,000	6,720
*	Ariba, Inc.	202,478	1,844,575
*	Arlington Hospitality, Inc.	70,000	193,200
* #	Armstrong Holdings, Inc.	387,200	851,840
*	Arqule, Inc.	691,485	3,457,425
*	Arris Group, Inc.	1,734,831	11,016,177
*	Art Technology Group, Inc.	203,713	236,307
	ASB Financial Corp.	13,100	275,362
*	Ascential Software Corp.	347,588	5,391,090
*	Ashworth, Inc.	443,189	4,888,375
*	Aspen Technology, Inc.	343,227	1,819,103
*	Astea International, Inc.	13,200	98,340
*	Astec Industries, Inc.	179,310	3,326,200
	Astro-Med, Inc.	31,540	309,092
*	Astronics Corp.	19,687	128,753
*	Astronics Corp. Class B	7,756	51,577
* #	AstroPower, Inc.	22,344	346
* #	ATA Holdings Corp.	184,300	184,300
*	Atari, Inc.	8,867	23,675
*	Atlantic American Corp.	42,900	129,129
*	Atlantis Plastics, Inc.	65,200	1,369,200
	Atrion Corp.	36,150	1,843,650
*	ATS Medical, Inc.	31,900	121,539
*	Audiovox Corp. Class A	665,317	9,919,876
*	Ault, Inc.	93,400	238,170
*	Avalon Holding Corp. Class A	25,112	79,103
* #	Avanex Corp.	403,000	701,220
*	Avatar Holdings, Inc.	75,500	3,840,685
* #	Avici Systems, Inc.	361,400	1,951,560
*	Avigen, Inc.	661,789	1,892,717
*	Aware, Inc.	559,924	3,437,933
*	Axcelis Technologies, Inc.	1,200	10,320
*	AXT, Inc.	465,578	647,153
*	Aztar Corp.	534,000	15,865,140
*	AZZ, Inc.	81,100	1,313,820
*	Badger Paper Mills, Inc.	10,400	44,824
	Bairnco Corp.	114,700	1,370,665
	Baldwin & Lyons, Inc. Class B	82,425	2,096,068
*	Baldwin Technology Co., Inc. Class A	219,700	586,599
*	Ballantyne of Omaha, Inc.	32,200	160,356
*	Bally Total Fitness Holding Corp.	983,700	3,206,862
*	Bancinsurance Corp.	76,470	558,996
	Bandag, Inc.	16,700	738,307
	Bandag, Inc. Class A	112,600	4,536,654
	Banknorth Group, Inc.	61,741	2,228,233
	Banner Corp.	339,912	10,044,400
	Barnes Group, Inc.	61,700	1,646,156

3

*	Barrett Business Services, Inc.	68,300	1,452,741
*	Barry (R.G.) Corp.	153,064	604,603
	Bassett Furniture Industries, Inc.	386,479	7,362,425
	Bay View Capital Corp.	183,576	2,992,289
	Belden CDT, Inc.	1,056,548	25,378,283
*	Bell Industries, Inc.	161,863	483,970
*	Bell Microproducts, Inc.	905,098	8,082,525
*	Beverly Enterprises, Inc.	1,276,800	15,321,600
	Beverly Hills Bancorp, Inc.	27,165	262,142
*	BF Enterprises, Inc.	2,300	18,917
*	Big 4 Ranch, Inc.	73,300	0
*	Big Lots, Inc.	565,600	6,600,552
*	Bioanalytical Systems, Inc.	17,100	111,150
*	Biosource International, Inc.	118,800	712,800
	Black Box Corp.	211,879	8,252,687
	Black Hills Corp.	3	95
	Blair Corp.	269,990	8,855,672
#	Blockbuster, Inc. Class A	248,900	2,207,743
*	Blonder Tongue Laboratories, Inc.	22,600	82,490
*	Blue Martini Software, Inc.	225,192	553,972
*	Bluegreen Corp.	887,098	21,893,579
*	BNS Holding, Inc. Class A	46,855	307,837
	Bob Evans Farms, Inc.	426,201	9,653,453
	Bogen Communications International, Inc.	44,700	196,680
*	Bolt Technology Corp.	13,700	82,200
*	Bombay Co., Inc.	1,207,540	6,882,978
	Bon-Ton Stores, Inc.	431,486	7,425,874
* #	Bookham, Inc.	164,181	351,347
	Books-A-Million, Inc.	313,700	2,795,067
*	Boston Communications Group, Inc.	208,475	1,571,901
	Bowl America, Inc. Class A	44,122	628,738
	Bowne & Co., Inc.	1,182,413	18,682,125
*	Boyds Collection, Ltd.	489,700	1,116,516
*	BPZ Energy, Inc.	4,188	24,081
*	Brillian Corp.	125,775	369,778
	Brookline Bancorp, Inc.	163,979	2,489,201
	Brown Shoe Company, Inc.	265,900	8,881,060
*	Bruker BioSciences Corp.	148,050	552,226
*	Brush Engineered Materials, Inc.	130,500	2,658,285
*	BTU International, Inc.	91,200	279,072
*	Buca, Inc.	617,760	4,268,722
*	Buckeye Technologies, Inc.	1,235,477	14,788,660
	Building Materials Holding Corp.	442,067	20,396,971
*	Bull Run Corp.	8,560	5,650
	Burlington Coat Factory Warehouse Corp.	1,469,401	41,202,004
*	Bush Industries, Inc. Escrow	1,800	42
*	Butler International, Inc.	81,200	348,348
	C&D Technologies, Inc.	355,600	4,900,168
*	C-COR, Inc.	38,200	289,556
*	CabelTel International Corp.	1,070	4,676
*	CalAmp Corp.	149,215	1,080,317
	Calgon Carbon Corp.	1,129,500	9,860,535
*	California Coastal Communities, Inc.	71,400	1,837,122
	California First National Bancorp	77,600	989,400
*	Caliper Life Sciences, Inc.	863,975	6,255,179

4

	Callaway Golf Co.	693,900	9,312,138
*	Callon Petroleum Co.	580,700	9,273,779
#	Cal-Maine Foods, Inc.	59,012	573,597
	Cambrex Corp.	353,300	8,016,377
	Camco Financial Corp.	19,083	286,245
*	Cannon Express, Inc.	900	0
*	Canterbury Consulting Group, Inc.	842	316
*	Capital Pacific Holdings, Inc.	201,300	890,752
*	Capital Senior Living Corp.	793,099	4,330,321
*	Caprius, Inc.	1,439	302
*	Capstone Turbine Corp.	62,150	105,033
*	Captaris, Inc.	913,621	4,440,198
*	Caraustar Industries, Inc.	843,250	12,050,042
*	Cardiac Sciences, Inc.	115,544	211,446
* #	Cardiotech International, Inc.	41,591	91,500
*	CareCentric, Inc.	29,400	36,750
	Carpenter Technology Corp.	717,262	48,501,256
*	Carriage Services, Inc.	498,400	2,492,000
*	Carrier Access Corp.	48,833	339,878
*	Carrington Laboratories, Inc.	121,900	815,511
	Cascade Corp.	26,650	956,735
	Casey’s General Stores, Inc.	435,340	7,853,534
*	Castle (A.M.) & Co.	217,730	3,405,297
	Castle Energy Corp.	201,400	2,394,646
*	Casual Male Retail Group, Inc.	301,565	1,746,061
*	Catalina Lighting, Inc.	22,040	149,872
*	Catalytica Energy Systems, Inc.	237,200	581,140
*	Cavalier Homes, Inc.	367,481	1,977,048
	CDI Corp.	174,888	3,639,419
*	Celadon Group, Inc.	33,810	735,029
*	Celebrity, Inc. Escrow Shares	26,325	0
	Celeritek, Inc.	390,972	297,139
* #	Cell Genesys, Inc.	36,800	221,536
*	CellStar Corp.	592,769	1,742,741
*	Centillium Communications, Inc.	101,829	208,749
*	Central Garden & Pet Co.	578,009	26,368,771
	Central Parking Corp.	1,180,437	16,360,857
*	Century Business Services, Inc.	1,643,116	6,884,656
*	Cenveo, Inc.	596,200	2,223,826
*	Ceres Group, Inc.	566,731	3,037,678
	CFS Bancorp, Inc.	333,167	4,730,971
	Champion Industries, Inc.	104,200	454,312
*	Championship Auto Racing Teams, Inc.	70,000	10,675
*	Champps Entertainment, Inc.	356,146	3,176,822
*	Channell Commercial Corp.	17,600	136,928
*	Charlotte Russe Holding, Inc.	44,064	525,684
*	Charming Shoppes, Inc.	3,480,031	26,831,039
* #	Charter Communications, Inc.	116,600	213,378
*	Checkpoint Systems, Inc.	218,600	3,648,434
	Chesapeake Corp.	658,806	14,131,389
	Chicago Rivet & Machine Co.	10,800	332,100
	Chiquita Brands International, Inc.	612,573	13,978,916
*	Chromcraft Revington, Inc.	5,900	76,995
*	Chronimed, Inc.	368,961	2,885,275
* #	Chyron Corp.	10,800	4,428

5

*	Ciber, Inc.	1,957,800	14,663,922
*	CIENA Corp.	1,006,000	1,991,880
*	Cincinnati Bell, Inc.	123,800	544,720
*	Ciprico, Inc.	70,900	280,764
	CIRCOR International, Inc.	494,315	12,357,875
*	Cirrus Logic, Inc.	319,991	1,497,558
	Citizens South Banking Corp.	2,500	33,675
*	Citizens, Inc.	106,707	597,559
	Clark, Inc.	619,028	10,814,419
*	Clarus Corp.	391,100	3,383,015
*	CMS Energy Corp.	646,269	7,845,706
*	CNA Surety Corp.	394,295	5,441,271
	Coachmen Industries, Inc.	521,100	7,811,289
*	Coast Dental Services, Inc.	48,533	174,719
	Coast Distribution System, Inc.	97,600	722,240
*	Coastcast Corp.	101,900	239,465
*	Cobra Electronics Corp.	84,100	615,612
*	Coeur d’Alene Mines Corp.	207,124	830,567
*	Cogent Communications Group, Inc.	5,154	3,453
*	Cognitronics Corp.	7,700	33,803
*	Coherent, Inc.	1,008,976	30,622,422
*	Collins & Aikman Corp.	1,920,094	3,820,987
	Collins Industries, Inc.	30,500	153,750
*	Columbus McKinnon Corp.	142,365	1,792,660
*	Comarco, Inc.	110,200	936,700
*	Comdial Corp.	10,007	6,505
*	Comforce Corp.	58,000	176,900
*	Comfort Systems USA, Inc.	1,292,200	9,975,784
* #	Commerce One, Inc.	96,400	16,147
	Commercial Federal Corp.	1,204,598	32,921,663
	Commercial Metals Co.	1,384,232	48,171,274
	Communications Systems, Inc.	17,300	220,402
	Community Bank System, Inc.	290,500	6,815,130
	Community West Bancshares	10,900	129,165
*	Compex Technologies, Inc.	191,026	907,373
*	CompuCredit Corp.	914,453	27,360,434
*	Compudyne Corp.	32,538	157,159
*	Computer Horizons Corp.	545,091	2,038,640
*	Computer Network Technology Corp.	745,784	3,654,342
*	Computer Task Group, Inc.	158,300	568,297
	CompX International, Inc.	37,300	622,164
*	Concord Camera Corp.	794,700	1,446,354
*	Conexant Systems, Inc.	383,556	690,401
*	Congoleum Corp. Class A	97,400	542,518
*	Conmed Corp.	469,011	13,887,416
* #	Consolidated Freightways Corp.	24,700	32
*	Consolidated Graphics, Inc.	254,794	13,262,028
*	Consumer Portfolio Services, Inc.	26,000	136,240
*	Continental Airlines, Inc.	2,193,500	23,492,385
*	Continental Materials Corp.	4,600	131,514
* #	Convera Corp.	35,389	207,733
* #	Cooker Restaurant Corp.	109,768	560
	Cooper Tire & Rubber Co.	840,900	16,271,415
	Cooperative Bankshares, Inc.	28,500	508,725
*	Copper Mountain Networks, Inc.	23,556	31,801

6

*	Corautus Genetics, Inc.	642	3,383
*	Core Molding Technologies, Inc.	500	1,505
*	Corixa Corp.	121,800	472,584
	Corn Products International, Inc.	659,000	18,432,230
*	Cornell Companies, Inc.	446,848	6,372,052
*	Correctional Services Corp.	247,312	670,216
*	Corrpro Companies, Inc.	88,475	80,512
*	Cosine Communications, Inc.	313,826	737,491
*	Cost-U-Less, Inc.	35,000	355,250
*	Covenant Transport, Inc. Class A	405,987	8,375,512
	CPAC, Inc.	82,200	406,068
*	Credence Systems Corp.	1,037,246	9,096,647
*	Credit Acceptance Corp.	550,412	12,576,914
*	Criticare Systems, Inc.	91,000	288,470
*	Cross (A.T.) Co. Class A	234,300	1,253,505
*	Cross Country Healthcare, Inc.	512,269	7,832,593
*	Crossroads Systems, Inc.	22,000	26,180
*	Crown Andersen, Inc.	22,900	26,335
*	Crown Media Holdings, Inc.	178,837	1,632,782
*	CryoLife, Inc.	400	3,120
*	CSP, Inc.	40,800	327,461
	CSS Industries, Inc.	252,150	8,310,864
	CT Communications, Inc.	325,164	3,625,579
	CTS Corp.	1,169,600	15,380,240
*	Culp, Inc.	366,418	2,271,792
*	Cumulus Media, Inc. Class A	895,969	12,677,961
* #	CuraGen Corp.	1,276,636	7,059,797
*	Curative Health Services, Inc.	462,318	2,015,706
*	Curis, Inc.	20	82
	Curtiss-Wright Corp.	151,400	8,410,270
	Cutter & Buck, Inc.	306,337	4,794,174
*	Cybersource Corp.	152,237	819,035
*	Cybex International, Inc.	114,200	433,960
* #	CytRx Corp.	2,800	3,500
	D&E Communications, Inc.	194,020	2,070,193
	D&K Healthcare Resources, Inc.	451,249	3,474,617
*	Daisytek International Corp.	37	0
*	Dan River, Inc. Class A	500	1
*	Danielson Holding Corp.	124,450	2,021,068
*	Data I/O Corp.	86,400	267,926
*	Data Systems & Software, Inc.	91,400	77,690
*	Datalink Corp.	197,400	489,552
*	Dataram Corp.	28,010	135,568
*	Dave & Busters, Inc.	182,140	3,591,801
*	Dawson Geophysical Co.	60,690	1,510,574
	Decorator Industries, Inc.	22,132	179,822
*	Del Global Technologies Corp.	69,517	185,958
*	Delphax Technologies, Inc.	70,700	229,775
	Delphi Financial Group, Inc. Class A	862,063	38,430,769
	Delta Apparel, Inc.	104,000	3,088,800
	Delta Natural Gas Co., Inc.	27,300	729,456
*	Delta Woodside Industries, Inc.	130,000	105,300
*	Denali, Inc.	69,500	0
*	Department 56, Inc.	105,600	1,744,512
*	Detrex Corp.	12,800	27,840

7

*	Devcon International Corp.	52,300	754,794
*	Diedrich Coffee, Inc.	13	73
*	Digimarc Corp.	111,584	863,660
*	Digital Angel Corp.	350,050	1,557,722
	DIMON, Inc.	1,505,567	9,756,074
*	Discovery Partners International, Inc.	589,749	2,653,870
*	Distributed Energy Systems Corp.	956,522	3,797,392
*	Dixie Group, Inc.	366,399	6,774,718
*	Dollar Thrifty Automotive Group, Inc.	837,100	25,807,793
*	Dominion Homes, Inc.	72,100	1,385,762
	Donegal Group, Inc. Class A	65,094	1,553,794
	Donegal Group, Inc. Class B	35,448	783,401
*	DoubleClick, Inc.	133,430	1,039,420
	Dover Motorsports, Inc.	378,500	2,191,515
	Downey Financial Corp.	100	6,265
*	drugstore.com, Inc.	211,194	481,522
*	DT Industries, Inc.	214,200	1,178
*	Duckwall-ALCO Stores, Inc.	103,200	1,883,400
*	Ducommun, Inc.	163,579	3,337,012
*	DuPont Photomasks, Inc.	566,658	14,925,772
*	Dura Automotive Systems, Inc.	610,597	4,426,828
*	DVI, Inc.	109,351	230
*	Dyax Corp.	216,796	1,127,339
*	Dynegy, Inc.	119,900	498,784
*	E Com Ventures, Inc.	6,248	76,663
*	E.piphany, Inc.	1,279,709	4,440,590
	Eastern Co.	29,400	690,900
*	EasyLink Services Corp.	640	691
*	Echelon Corp.	57,892	403,507
	Ecology & Environment, Inc. Class A	28,100	213,560
*	Eden Bioscience Corp.	48,950	36,712
*	Edgewater Technology, Inc.	255,288	1,289,204
	EFC Bancorp, Inc.	5,300	139,867
*	Electro Rent Corp.	380,559	5,293,576
*	Electro Scientific Industries, Inc.	35,236	796,334
*	Electroglas, Inc.	485,533	2,005,251
*	Electronics for Imaging, Inc.	254,980	4,225,019
*	eLoyalty Corp.	49,200	358,176
*	ELXSI Corp.	27,900	105,322
*	EMAK Worldwide, Inc.	1,100	10,890
	EMC Insurance Group, Inc.	150,700	2,920,566
*	EMCOR Group, Inc.	245,419	11,836,558
*	EMCORE Corp.	228,231	684,693
* #	Emisphere Technologies, Inc.	145,427	680,598
*	Emmis Communications Corp. Class A	118,835	2,222,214
	Empire District Electric Co.	12,400	281,976
*	EMS Technologies, Inc.	315,974	4,774,367
*	En Pointe Technologies, Inc.	39,500	145,360
*	Encore Medical Corp.	96,102	502,613
*	Endologix, Inc.	108,700	676,114
*	Enesco Group, Inc.	463,300	3,789,794
*	EnPro Industries, Inc.	274,144	7,656,842
*	Entravision Communications Corp.	1,971,398	16,165,464
*	Entrust, Inc.	94,279	380,887
*	Environmental Technologies Corp.	35,800	197

8

*	ePlus, Inc.	186,303	2,442,432
*	Epoch Holding Corp.	108,700	500,020
*	ePresence, Inc. Escrow Shares	312,600	40,638
	Espey Manufacturing & Electronics Corp.	3,800	99,940
*	ESS Technology, Inc.	86,197	486,151
*	Esterline Technologies Corp.	702,093	23,084,818
*	Evans & Sutherland Computer Corp.	181,900	1,164,160
*	Evergreen Solar, Inc.	131,503	778,498
* #	Exabyte Corp.	10,100	2,929
*	Exar Corp.	1,299,087	18,356,099
*	Exelixis, Inc.	68,974	490,405
*	EZCORP, Inc. Class A Non-Voting	237,900	4,589,091
*	Fab Industries, Inc.	82,381	330,348
*	Fairchild Corp. Class A	697,129	2,307,497
* #	FalconStor Software, Inc.	47,700	346,302
*	Famous Dave’s of America, Inc.	23,884	266,545
	FBL Financial Group, Inc. Class A	705,075	19,283,801
*	Featherlite, Inc.	26,500	180,995
	Fedders Corp.	47,766	147,119
	Federal Screw Works	3,125	98,437
* #	Federal-Mogul Corp.	823,500	267,637
*	Fibermark, Inc.	950	24
*	Fidelity Federal Bancorp	20,000	36,000
	Fidelity Southern Corp.	86,600	1,524,160
*	Finlay Enterprises, Inc.	220,200	2,657,814
*	Firebrand Financial Group, Inc.	86,400	6,480
*	First Aviation Services, Inc.	9,000	37,620
*	First Bank of Delaware	71,503	294,592
	First Citizens BancShares, Inc.	10,300	1,522,237
*	First Consulting Group, Inc.	36,735	222,247
	First Defiance Financial Corp.	128,500	3,662,250
	First Federal Bancshares of Arkansas, Inc.	112,100	2,725,151
*	First Horizon Pharmaceutical Corp.	351,631	5,780,814
	First Indiana Corp.	295,523	7,447,180
*	First Investors Financial Services Group, Inc.	120,900	580,320
	First Keystone Financial, Inc.	37,300	855,662
	First Merchants Corp.	22,707	599,919
	First Niagara Financial Group, Inc.	193,936	2,654,984
	First Place Financial Corp.	369,972	7,366,143
*	Fischer Imaging Corp.	39,500	171,825
*	Five Star Quality Care, Inc.	156,075	1,326,637
*	Flanders Corp.	228,777	2,393,007
	Flexsteel Industries, Inc.	90,400	1,419,370
	Florida Public Utilities Co.	1,800	33,588
* #	Flow International Corp.	34,100	150,381
	Flowers Foods, Inc.	54,662	1,639,860
*	Flowserve Corp.	1,815,840	45,377,842
	FNB Corp.	700	14,105
	FNB Financial Services Corp.	17,375	389,374
*	Foodarama Supermarkets, Inc.	12,900	493,425
* #	Footstar, Inc.	509,400	2,903,580
*	Forgent Networks, Inc.	362,164	782,636
*	Foster (L.B.) Co. Class A	162,400	1,534,680
*	Foster Wheeler, Ltd.	46,355	832,072
*	FPIC Insurance Group, Inc.	318,296	11,006,676

9

	Frankfort First Bancorp, Inc.	24,650	574,345
*	Franklin Covey Co.	341,800	885,262
*	Franklin Electronic Publishers, Inc.	112,300	404,280
	Frequency Electronics, Inc.	97,600	1,473,760
*	Fresh Brands, Inc.	2,900	21,750
*	Fresh Choice, Inc.	1,900	323
#	Friedman Industries, Inc.	40	357
*	Friedmans, Inc. Class A	592,200	977,130
*	Frontier Airlines, Inc.	1,103,939	9,328,285
*	Frozen Food Express Industries, Inc.	466,747	5,418,933
*	FSI International, Inc.	709,525	3,285,101
*	FTI Consulting, Inc.	290,500	5,519,500
* #	FuelCell Energy, Inc.	191,371	2,066,807
	Fuller (H.B.) Co.	347,800	9,265,392
	Furniture Brands International, Inc.	681,536	15,832,081
*	G-III Apparel Group, Ltd.	98,600	760,206
* #	Gadzooks, Inc.	238,170	17,267
*	Gaiam, Inc.	19,084	100,573
	GameTech International, Inc.	79,900	307,615
*	Gardner Denver Machinery, Inc.	1,700	69,887
*	Gateway, Inc.	1,110,900	5,221,230
	GATX Corp.	1,577,900	47,305,442
*	Gaylord Entertainment Co.	1,261,985	54,012,958
*	Gehl Co.	189,112	5,168,431
*	Genaissance Pharmaceuticals, Inc.	106,500	177,855
	Gencorp, Inc.	1,023,240	19,103,891
*	Gene Logic, Inc.	1,030,178	3,255,362
*	Genesee & Wyoming, Inc.	213,436	5,145,942
*	Genesis HealthCare Corp.	133,425	5,494,441
*	Genesis Microchip, Inc.	267,988	3,950,143
*	Gerber Scientific, Inc.	669,900	4,294,059
*	Giant Group, Ltd.	168	64,008
*	Giant Industries, Inc.	403,100	12,762,146
	Gibraltar Industries, Inc.	319,600	7,884,532
*	Giga-Tronics, Inc.	28,800	97,920
	Glatfelter (P.H.) Co.	1,448,500	21,466,770
*	Glenayre Technologies, Inc.	996,900	2,382,591
*	Globecomm Systems, Inc.	162,400	1,005,256
*	Glowpoint, Inc.	155,001	333,252
*	GoAmerica, Inc.	559	3,371
	Golden Enterprises, Inc.	17,200	68,800
	Goody’s Family Clothing, Inc.	567,900	5,332,581
*	Gottschalks, Inc.	223,900	1,974,798
*	GP Strategies Corp.	235,265	1,889,178
	Graham Corp.	25,950	420,390
*	Graphic Packaging Corp.	421,900	2,560,933
	Gray Television, Inc.	1,419,650	20,641,711
	Gray Television, Inc. Class A	40,650	524,385
	Great American Financial Resources, Inc.	221,500	3,692,405
* #	Great Atlantic & Pacific Tea Co., Inc.	1,274,600	14,173,552
	Great Lakes Chemical Corp.	4,300	114,810
*	Griffin Land & Nurseries, Inc. Class A	25,000	662,500
*	Group 1 Automotive, Inc.	762,700	21,088,655
*	GTC Biotherapeutics, Inc.	379,069	667,161
*	GTSI Corp.	284,800	2,734,080

10

	Guaranty Federal Bancshares, Inc.	15,300	357,102
*	Guilford Pharmaceuticals, Inc.	315,391	1,428,721
*	Gulfmark Offshore, Inc.	453,461	12,338,674
*	Gymboree Corp.	11,100	133,089
*	Ha-Lo Industries, Inc.	223,600	157
	Haggar Corp.	102,925	2,110,992
*	Hain Celestial Group, Inc.	645,034	12,042,785
*	Halifax Corp.	24,000	115,320
*	Hampshire Group, Ltd.	19,100	719,974
	Hancock Fabrics, Inc.	250,700	2,156,020
	Handleman Co.	555,876	11,456,604
*	Hanger Orthopedic Group, Inc.	730,600	4,442,048
*	Hanover Compressor Co.	2,865,015	37,932,799
	Hardinge, Inc.	148,600	2,181,448
	Harleysville Group, Inc.	880,610	18,651,320
*	Harolds Stores, Inc.	2,000	2,520
*	Harris Interactive, Inc.	27,000	135,000
*	Hartmarx Corp.	717,800	5,972,096
*	Harvard Bioscience, Inc.	343,241	1,400,423
*	Hastings Entertainment, Inc.	353,500	2,587,620
*	Hastings Manufacturing Co.	1,700	5,270
	Haverty Furniture Co., Inc.	188,300	3,050,460
*	Hawaiian Holdings, Inc.	498,455	3,234,973
*	Hawk Corp.	184,600	1,733,394
*	Hayes Lemmerz International, Inc.	56,569	429,924
*	HealthTronics Surgical Services, Inc.	537,363	5,314,520
	Hector Communications Corp.	10,600	221,540
*	HEI, Inc.	1,400	4,410
	Heico Corp.	307,000	6,947,410
	Heico Corp. Class A	23,951	421,538
	Helmerich & Payne, Inc.	145,700	5,833,828
*	Herley Industries, Inc.	273,843	4,953,829
*	Hexcel Corp.	599,250	9,965,527
	HF Financial Corp.	54,615	1,166,576
	HMN Financial, Inc.	74,300	2,388,745
*	HMS Holdings Corp.	343,637	2,508,550
*	Hoenig Group Escrow Shares	104,700	0
	Holly Corp.	20,100	757,770
*	Hollywood Media Corp.	283,300	1,487,325
*	HomeStore, Inc.	49,000	116,620
	Hooper Holmes, Inc.	807,100	3,575,453
	Horace Mann Educators Corp.	1,384,445	25,972,188
*	Horizon Health Corp.	32,200	1,126,968
* #	Horizon Offshore, Inc.	668,252	601,427
*	Houston Exploration Co.	686,942	39,773,942
* #	Hudson Technologies, Inc.	53,200	47,348
*	Huffy Corp.	8,925	870
	Hughes Supply, Inc.	379,516	11,632,165
*	Hypercom Corp.	1,506,300	7,079,610
*	I-many, Inc.	397,000	631,230
*	Ibis Technology Corp.	50,240	145,194
*	ICO, Inc.	264,200	929,984
*	Identix, Inc.	136,448	815,959
*	IDT Corp.	695,022	10,202,923
*	IDT Corp. Class B	517,000	7,920,440

11

*	iGATE Capital Corp.	568,708	2,337,390
	IKON Office Solutions, Inc.	1,582,500	16,695,375
*	Image Entertainment, Inc.	17,600	101,200
	Imation Corp.	558,400	19,203,376
*	ImmunoGen, Inc.	303,998	1,787,508
*	IMPCO Technologies, Inc.	223,900	1,298,620
* #	Imperial Sugar Co.	282,800	0
	Imperial Sugar Co.	206,835	2,982,561
*	Impreso, Inc.	6,500	11,830
*	Incyte Corp.	816,421	7,127,355
	Independence Holding Co.	104,148	2,044,425
*	Industrial Distribution Group, Inc.	301,075	2,724,729
	Infinity Property & Casualty Corp.	126,831	4,075,080
*	InFocus Corp.	1,285,088	8,224,563
*	Inforte Corp.	359,574	2,319,252
*	Infosonics Corp.	37,100	113,897
	Ingles Market, Inc. Class A	371,422	4,832,200
*	Innotrac Corp.	123,400	1,100,728
*	Innovative Clinical Solutions, Ltd.	8,426	34
*	Innovex, Inc.	256,703	1,101,256
*	Input/Output, Inc.	520,100	3,838,338
*	Insight Communications Co., Inc.	1,404,016	13,338,152
*	Insight Enterprises, Inc.	414,600	7,379,880
*	Insituform Technologies, Inc. Class A	11,575	183,579
* #	Insmed, Inc.	36,825	47,504
*	Instinet Group, Inc.	444,462	2,686,773
*	Insurance Auto Auctions, Inc.	380,577	10,583,846
*	InsWeb Corp.	23,166	67,876
*	IntegraMed America, Inc.	56,400	547,644
*	Integrated Device Technology, Inc.	48,125	602,044
* #	Integrated Electrical Services, Inc.	1,097,600	3,687,936
*	Integrated Silicon Solution, Inc.	364,617	2,326,256
*	Intelligent Systems Corp.	52,375	162,362
*	Intelligroup, Inc.	70,900	86,143
*	Interface, Inc. Class A	1,248,707	10,401,729
*	Interland, Inc.	500,439	1,291,133
	Intermet Corp.	2,478	805
	International Aluminum Corp.	55,800	1,863,162
*	International Shipholding Corp.	80,650	1,356,533
* #	Internet Commerce Corp.	50,000	102,000
	Interpool, Inc.	591,600	13,577,220
*	Interstate Hotels & Resorts, Inc.	194,340	952,266
*	Interwoven, Inc.	210,371	1,908,065
* #	Intrusion, Inc.	23,600	76,936
	Investors Title Co.	18,200	706,342
*	Iomega Corp.	1,535,700	6,941,364
* #	IPIX Corp.	7,500	25,350
*	Iridex Corp.	89,000	523,320
	Irwin Financial Corp.	164,242	3,731,578
*	ITLA Capital Corp.	147,000	7,332,360
*	iVillage, Inc.	36,000	207,000
*	IXYS Corp.	81,082	838,388
*	J. Alexander’s Corp.	107,200	787,920
*	Jaclyn, Inc.	26,900	129,389
*	Jaco Electronics, Inc.	105,869	317,607

12

*	Jacuzzi Brands, Inc.	581,300	5,987,390
*	Jakks Pacific, Inc.	865,595	17,112,813
*	JDA Software Group, Inc.	781,347	10,493,490
*	Jo-Ann Stores, Inc.	231,000	6,943,860
*	Johnson Outdoors, Inc.	121,800	2,477,412
*	JPS Industries, Inc.	43,200	203,040
*	K-Tron International, Inc.	6,300	171,360
*	K2, Inc.	1,564,110	22,413,696
*	Kadant, Inc.	453,560	9,093,878
*	Kaiser Aluminum Corp.	665	53
	Kaman Corp. Class A	713,954	8,517,471
*	Kansas City Southern	2,093,600	41,076,432
*	Katy Industries, Inc.	133,000	626,430
*	KBK Capital Corp.	6,675	5,340
*	Keane, Inc.	65,300	864,572
*	Keith Companies, Inc.	34,290	591,503
	Kellwood Co.	920,617	26,394,089
	Kelly Services, Inc. Class A	130,226	3,848,178
*	Kemet Corp.	2,878,184	23,514,763
*	Kendle International, Inc.	398,260	4,655,659
*	Kennedy-Wilson, Inc.	43,900	368,760
	Kewaunee Scientific Corp.	31,100	271,814
*	Key Technology, Inc.	19,200	187,776
*	Key Tronic Corp.	151,900	466,333
*	Keynote Systems, Inc.	288,000	3,427,200
*	Keystone Consolidated Industries, Inc.	18,342	3,302
	Kimball International, Inc. Class B	667,216	9,534,517
*	Kindred Healthcare, Inc.	1,150,781	37,630,539
* #	KIT Manufacturing Co.	1,400	1
	Knape & Vogt Manufacturing Co.	37,434	480,353
*	Knight Trading Group, Inc.	732,268	7,659,523
	La-Z-Boy, Inc.	730,197	10,916,445
*	LaBranche & Co., Inc.	1,270,440	11,751,570
*	LaCrosse Footwear, Inc.	29,400	361,032
*	Ladish Co., Inc.	299,510	3,630,061
*	Lakes Entertainment, Inc.	231,694	4,138,055
*	Lancer Corp.	108,400	1,685,620
	LandAmerica Financial Group, Inc.	599,112	32,795,391
	Landry’s Restaurants, Inc.	924,835	26,773,973
*	Lantronix, Inc.	139,900	233,633
*	Lattice Semiconductor Corp.	857,193	4,525,979
	Lawson Products, Inc.	23,908	1,112,678
*	Lazare Kaplan International, Inc.	126,800	1,363,100
*	LCC International, Inc. Class A	272,156	1,409,768
*	Learning Care Group, Inc.	43,500	160,515
*	Lesco, Inc.	217,900	3,159,550
*	Level 8 Systems, Inc.	5,966	609
*	Liberate Technologies, Inc.	662,100	1,549,314
	Liberty Corp.	460,550	20,149,063
*	Lightbridge, Inc.	415,837	2,407,696
* #	LightPath Technologies, Inc.	31,300	109,863
*	Lin TV Corp.	394,400	6,953,272
*	Linens ‘n Things, Inc.	685,700	18,438,473
*	Lipid Sciences, Inc.	86,802	348,076
	Lithia Motors, Inc. Class A	509,075	13,373,400

13

*	LMI Aerospace, Inc.	29,100	200,499
*	Lodgenet Entertainment Corp.	26,000	458,900
*	Lodgian, Inc.	944	11,328
*	Logic Devices, Inc.	92,700	137,196
*	LogicVision, Inc.	157,400	421,832
	Lone Star Steakhouse & Saloon, Inc.	680,376	18,098,002
	Longs Drug Stores Corp.	1,272,500	34,650,175
	Longview Fibre Co.	1,685,540	28,317,072
*	LOUD Technologies, Inc.	1,000	2,850
	Louisiana-Pacific Corp.	225,000	5,910,750
	LSB Corp.	3,500	63,175
	LSI Industries, Inc.	379,157	4,238,975
*	LTX Corp.	1,700	9,180
*	Luby’s, Inc.	739,200	5,019,168
	Lufkin Industries, Inc.	104,600	4,519,766
*	Lydall, Inc.	511,100	5,800,985
*	Lynch Corp.	6,200	82,119
*	M&F Worldwide Corp.	582,676	8,040,929
	M/I Homes, Inc.	109,500	6,164,850
*	Mac-Gray Corp.	324,700	2,675,528
*	Madden (Steven), Ltd.	45,461	849,211
	MAF Bancorp, Inc.	88,083	3,839,538
*	Magic Lantern Group, Inc.	28,600	9,438
* #	Magna Entertainment Corp.	158,300	1,041,614
*	Magnetek, Inc.	884,400	4,439,688
*	Magnum Hunter Resources, Inc.	2,780,828	46,523,252
*	Main Street Restaurant Group, Inc.	258,064	567,741
	Maine & Maritimes Corp.	400	10,180
*	MAIR Holdings, Inc.	547,001	4,923,009
*	Management Network Group, Inc.	202,086	497,132
*	Manchester Technologies, Inc.	177,600	1,774,224
*	Manugistic Group, Inc.	646,622	1,293,244
*	Marisa Christina, Inc.	94,000	92,590
	Maritrans, Inc.	108,500	2,140,705
*	Marlton Technologies, Inc.	96,500	84,920
	Marsh Supermarkets, Inc. Class A	36,900	457,560
	Marsh Supermarkets, Inc. Class B	59,400	846,450
*	Marten Transport, Ltd.	200	4,610
	MASSBANK Corp.	63,149	2,345,417
	Massey Energy Co.	106,587	4,645,061
*	Mastec, Inc.	1,177,200	10,700,748
*	Material Sciences Corp.	407,767	6,300,000
*	Matrix Bancorp, Inc.	5,000	63,000
* #	Matrix Service Co.	64,495	517,895
*	Maxco, Inc.	38,500	142,835
	Maxcor Financial Group, Inc.	103,500	931,500
*	Maxim Pharmaceuticals, Inc.	180,666	317,972
	Maximus, Inc.	62,900	2,129,794
*	Maxtor Corp.	267,500	1,481,950
*	Maxxam, Inc.	105,500	3,135,460
*	Maxygen, Inc.	139,620	1,343,144
*	Mayor’s Jewelers, Inc.	291,200	198,016
*	McDATA Corp.	86,900	341,517
	MCG Capital Corp.	175,102	3,045,024
	McRae Industries, Inc. Class A	32,700	426,408

14

* #	MCSi, Inc.	27,200	3
*	MDI, Inc.	187,300	123,618
*	Meade Instruments Corp.	597,640	1,852,684
*	Meadow Valley Corp.	44,064	242,352
*	Meadowbrook Insurance Group, Inc.	529,664	2,860,186
*	MedCath Corp.	290,632	8,251,042
	Media General, Inc. Class A	49,100	3,141,909
* #	Medialink Worldwide, Inc.	63,000	316,260
*	Medical Resources, Inc.	1,619	0
*	Medical Staffing Network Holdings, Inc.	297,200	1,937,744
*	Medicore, Inc.	32,800	319,800
*	MedQuist, Inc.	471,073	6,112,172
	Merchants Group, Inc.	23,900	624,985
	Mercury Air Group, Inc.	39,650	137,189
*	Meridian Resource Corp.	236,700	1,448,604
*	Merisel, Inc.	3,600	23,850
*	Merix Corp.	188,750	1,915,813
*	Merrimac Industries, Inc.	35,170	320,047
*	Mesa Air Group, Inc.	7,700	57,442
*	Mestek, Inc.	13,500	309,420
	Meta Financial Group, Inc.	32,400	785,700
*	Metals USA, Inc.	174,889	4,262,045
*	MetaSolv, Inc.	586,637	1,466,593
*	Metris Companies, Inc.	1,913,000	22,496,880
* #	Metro One Telecommunications, Inc.	461,619	655,499
	MFB Corp.	17,700	495,600
*	MFRI, Inc.	59,900	599,599
	MGP Ingredients, Inc.	154,302	1,183,496
*	Michael Anthony Jewelers, Inc.	62	187,705
*	Micro Component Technology, Inc.	15,500	5,735
*	Micro Linear Corp.	189,300	931,545
	MicroFinancial, Inc.	125,000	615,000
*	Microtek Medical Holdings, Inc.	624,383	2,366,412
*	Microtune, Inc.	145,600	713,440
	Midland Co.	49,800	1,538,322
*	Midwest Air Group, Inc.	576,502	1,470,080
*	Mikohn Gaming Corp.	159,858	1,963,056
*	Milacron, Inc.	1,148,968	3,263,069
*	MIM Corp.	118,322	815,239
	Minerals Technologies, Inc.	227,800	14,271,670
*	Misonix, Inc.	114,490	744,185
*	Mission Resources Corp.	521,424	3,556,112
*	Mitcham Industries, Inc.	143,200	999,536
*	MKS Instruments, Inc.	357,851	6,616,665
*	Mobile Mini, Inc.	417,321	15,541,034
	Modine Manufacturing Co.	282,946	9,209,892
*	Mod-Pac Corp.	9,843	155,519
*	Mod-Pac Corp. Class B	3,878	62,048
*	Modtech Holdings, Inc.	458,414	3,896,519
*	Molecular Devices Corp.	29,225	607,003
	Monaco Coach Corp.	127,100	2,276,361
*	Monterey Pasta Co.	472,200	1,605,480
*	Moore Handley, Inc.	2,000	6,800
*	Mothers Work, Inc.	39,960	583,416
*	Motorcar Parts of America, Inc.	71,200	722,680

15

	Movado Group, Inc.	538,800	10,032,456
	Movie Gallery, Inc.	34,681	792,114
*	MPS Group, Inc.	3,452,600	37,080,924
*	MRV Communications, Inc.	703,900	2,604,430
*	MSC.Software Corp.	949,639	11,367,179
* #	MTI Technology Corp.	300	615
*	MTM Technologies, Inc.	6,200	24,800
	Mueller (Paul) Co.	2,300	58,075
	Mueller Industries, Inc.	1,199,366	37,756,042
	Myers Industries, Inc.	653,133	8,523,386
	NACCO Industries, Inc. Class A	116,800	12,988,160
*	Nanogen, Inc.	180,100	714,997
* #	Nanometrics, Inc.	383,620	4,764,560
* #	Napco Security Systems, Inc.	38,240	384,694
	Nash Finch Co.	374,380	14,829,192
*	Nashua Corp.	116,000	1,206,400
*	Nassda Corp.	4,224	28,047
*	NATCO Group, Inc. Class A	171,900	2,045,610
*	Nathan’s Famous, Inc.	106,600	824,018
	National Home Health Care Corp.	53,533	709,312
* #	National Patent Development Corp.	235,265	611,689
	National Presto Industries, Inc.	135,950	5,690,867
*	National Research Corp.	73,687	1,013,933
*	National RV Holdings, Inc.	249,450	2,631,698
*	National Technical Systems, Inc.	128,684	559,775
*	National Western Life Insurance Co. Class A	24,300	4,234,275
*	Natrol, Inc.	122,500	367,500
*	Natural Alternatives International, Inc.	81,500	539,530
*	Nature Vision, Inc.	2,100	13,671
*	Natus Medical, Inc.	159,300	1,247,956
*	Navidec Financial Services	4,188	0
*	Navigant International, Inc.	511,161	6,563,307
*	Navigators Group, Inc.	95,292	2,858,760
*	NCI Building Systems, Inc.	535,198	20,005,701
*	NCO Group, Inc.	1,053,921	21,194,361
*	Neoforma, Inc.	291,706	2,482,418
* #	NeoMagic Corp.	339,200	240,832
*	NES Rentals Holdings, Inc.	448	4,480
*	Net2Phone, Inc.	785,018	1,829,092
	NetBank, Inc.	302,082	2,706,655
*	NetIQ Corp.	1,777,997	20,962,585
*	NetManage, Inc.	83,916	579,020
*	NetRatings, Inc.	513,765	9,725,571
*	Netscout System, Inc.	62,704	325,434
*	Network Engines, Inc.	18,400	34,408
*	Network Equipment Technologies, Inc.	621,100	4,447,076
*	Neurogen Corp.	90,888	740,737
*	New Brunswick Scientific Co., Inc.	103,193	637,733
*	New Horizons Worldwide, Inc.	112,075	453,904
*	NewMarket Corp.	418,502	7,955,723
*	Newpark Resources, Inc.	925,900	5,916,501
*	Newport Corp.	1,171,939	16,512,621
	Niagara Corp.	132,200	998,110
*	Nitches, Inc.	4,047	17,447
*	NMS Communications Corp.	193,500	967,500

16

*	NMT Medical, Inc.	123,900	934,206
	NN, Inc.	19,768	213,099
*	Nobel Learning Communities, Inc.	83,500	724,029
*	Noel Group, Inc.	95,400	286
#	Noland Co.	3,000	149,250
*	North America Galvanizing & Coatings, Inc.	73,400	176,160
*	North American Scientific, Inc.	129,536	531,098
	North Central Bancshares, Inc.	39,900	1,663,830
	Northeast Bancorp	21,200	433,540
	Northeast Pennsylvania Financial Corp.	3,200	72,960
	Northland Cranberries, Inc.	500	215
	Northrim BanCorp, Inc.	1	14
*	Northwest Pipe Co.	91,800	2,223,396
*	Nu Horizons Electronics Corp.	542,417	3,780,646
*	NumereX Corp. Class A	77,800	347,766
	NWH, Inc.	56,100	801,613
*	NYFIX, Inc.	461,270	2,098,779
	NYMAGIC, Inc.	125,800	2,880,820
*	O’Charleys, Inc.	91,063	1,923,251
*	O.I. Corp.	51,900	571,419
* #	OCA, Inc.	1,661,400	8,240,544
* #	Ocwen Financial Corp.	836,730	6,702,207
*	Odd Job Stores, Inc.	175,300	70,120
*	Offshore Logistics, Inc.	768,000	25,274,880
	Ohio Art Co.	3,500	25,900
*	Ohio Casualty Corp.	1,932,614	46,633,976
*	Oil States International, Inc.	549,081	11,552,664
	Oil-Dri Corp. of America	47,700	868,140
* #	Olympic Steel, Inc.	272,100	6,922,224
*	OM Group, Inc.	497,500	15,860,300
*	Omega Protein Corp.	635,600	5,103,868
*	OMNOVA Solutions, Inc.	167,979	791,181
*	Omtool, Ltd.	52,514	363,397
*	On Assignment, Inc.	600,585	3,567,475
*	One Price Clothing Stores, Inc.	42,786	278
* #	Oneida, Ltd.	179,800	467,480
*	Opent Technologies, Inc.	3,930	29,514
*	Opinion Research Corp.	89,900	621,209
*	Oplink Communications, Inc.	158,500	253,600
*	OPTi, Inc.	168,800	254,888
*	Optical Cable Corp.	27,793	136,186
*	Optical Communication Products, Inc.	8,172	14,873
*	Orthologic Corp.	336,700	1,922,557
*	Oscient Pharmaceutical Corp.	37,018	124,751
*	OSI Systems, Inc.	532,557	9,042,818
*	Osteotech, Inc.	108,884	451,869
	Outlook Group Corp.	59,300	519,468
	Overseas Shipholding Group, Inc.	725,075	47,216,884
*	OYO Geospace Corp.	147,500	3,051,775
*	Pacific Premier Bancorp, Inc.	29,840	362,138
* #	Palm Harbor Homes, Inc.	99,346	1,553,771
* #	PalmSource, Inc.	29,392	297,447
*	PAR Technology Corp.	147,300	2,165,310
*	Paradyne Networks Corp.	11,000	22,220
	Park Electrochemical Corp.	252,950	5,033,705

17

*	Parker Drilling Co.	2,483,199	14,675,706
	Parkvale Financial Corp.	40,825	1,207,195
*	Parlex Corp.	165,300	1,142,223
*	Pathmark Stores, Inc.	951,740	4,730,148
*	Patrick Industries, Inc.	96,250	983,675
	PAULA Financial	90,600	185,730
*	Paxson Communications Corp.	462,700	545,986
*	Payless Cashways, Inc.	4,184	6
*	Payless ShoeSource, Inc.	1,745,300	20,454,916
*	PC Connection, Inc.	534,896	4,102,652
*	PC-Tel, Inc.	530,641	4,006,340
*	Pediatric Services of America, Inc.	235,800	2,864,970
*	Peerless Manufacturing Co.	20,100	283,209
*	Peerless Systems Corp.	120,900	203,112
*	Pegasus Solutions, Inc.	705,697	8,411,908
*	Pegasystems, Inc.	20,247	120,875
*	Pemstar, Inc.	690,271	966,379
	Penford Corp.	79,800	1,152,312
	Penn Engineering & Manufacturing Corp. Non-Voting	85,900	1,567,675
*	Penn Treaty American Corp.	235,200	500,976
	Pep Boys - Manny, Moe & Jack	1,917,700	34,672,016
*	Perceptron, Inc.	249,200	2,043,440
*	Performance Food Group Co.	135,237	3,670,332
*	Pericom Semiconductor Corp.	544,108	4,826,238
*	Perry Ellis International, Inc.	238,394	5,406,776
*	Per-Se Technologies, Inc.	364,566	5,512,238
*	Pervasive Software, Inc.	34,092	150,005
*	Petrocorp, Inc. Escrow Shares	102,600	6,156
*	Pharmacopia Drug Discovery, Inc.	150,545	734,660
	Phillips-Van Heusen Corp.	991,700	27,499,841
*	Phoenix Technologies, Ltd.	156,269	1,556,439
*	Photronics, Inc.	445,804	8,283,038
*	Pico Holdings, Inc.	184,820	4,073,433
	Pinnacle Bancshares, Inc.	10,400	158,288
*	Pinnacle Entertainment, Inc.	507,300	7,863,150
*	Pinnacle Systems, Inc.	33,070	141,540
*	Piper Jaffray Companies, Inc.	328,661	12,998,543
*	Planar Systems, Inc.	115,580	931,575
*	PLATO Learning, Inc.	112,872	877,015
*	Plexus Corp.	453,830	4,810,598
*	PMA Capital Corp. Class A	660,108	5,973,977
	Pocahontas Bancorp, Inc.	69,800	1,108,424
*	PolyOne Corp.	467,706	4,256,125
*	Pomeroy IT Solutions, Inc.	394,243	5,870,278
	Pope & Talbot, Inc.	358,300	5,804,460
	Potlatch Corp.	21,800	1,006,070
	PowerCerv Corp.	20,666	5,167
*	Powerwave Technologies, Inc.	816,964	5,596,203
*	PPT Vision, Inc.	89,000	62,300
*	PRAECIS Pharmaceuticals, Inc.	926,447	1,306,290
	Preformed Line Products Co.	14,300	484,627
*	Premier Financial Bancorp	1,100	12,881
*	Premiere Global Services, Inc.	342,382	3,485,449
	Presidential Life Corp.	942,912	14,624,565

18

*	PRG-Schultz International, Inc.	554,849	2,568,951
*	Price Communications Corp.	660,926	11,810,748
*	PriceSmart, Inc.	255,592	2,006,397
	Printronix, Inc.	90,000	1,504,800
*	Procom Technology, Inc.	5,400	8,775
*	ProcureNet, Inc.	22,400	22
*	Protection One, Inc.	61	1,174
	Providence & Worcester Railroad Co.	47,100	654,690
	Provident Financial Holdings, Inc.	53,800	1,512,856
	Pulitzer, Inc.	198,300	12,627,744
*	Pure World, Inc.	100,500	152,760
	Pyramid Breweries, Inc.	110,100	200,382
*	QEP Co., Inc.	20,600	293,344
	Quaker Fabric Corp.	554,815	2,341,319
*	Quality Dining, Inc.	217,600	689,792
	Quanex Corp.	678,703	39,941,672
*	Quanta Services, Inc.	3,636,750	28,548,488
*	Quantum Corp.	613,300	1,772,437
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	11,250	60,750
*	QuickLogic Corp.	429,017	1,574,492
*	Quidel Corp.	11,400	50,274
*	Quigley Corp.	11,250	94,275
*	Quovadx, Inc.	501,945	1,460,660
*	R&B, Inc.	121,800	3,318,928
*	Radio One, Inc.	3,400	46,716
*	Radiologix, Inc.	235,192	1,103,050
*	RadiSys Corp.	38,975	593,589
*	RailAmerica, Inc.	1,220,438	14,718,482
*	Raindance Communictions, Inc.	32,009	74,261
	Raytech Corp.	26,800	48,776
*	RCM Technologies, Inc.	234,100	1,147,090
*	Reading International, Inc. Class A	213,799	1,644,114
*	Reading International, Inc. Class B	14,660	111,783
*	RealNetworks, Inc.	300	1,878
* #	Redhook Ale Brewery, Inc.	126,500	461,725
*	Refac	11,357	47,643
	Regal-Beloit Corp.	782,683	24,137,944
*	Regent Communications, Inc.	1,398,651	7,049,201
*	Register.com, Inc.	78,755	485,131
*	Reliability, Inc.	98,900	43,022
	Reliance Steel & Aluminum Co.	889,298	40,640,919
*	Relm Wireless Corp.	59,254	125,618
*	Remec, Inc.	766,308	4,804,751
*	RemedyTemp, Inc.	184,200	1,779,372
*	Rent-Way, Inc.	751,700	5,870,777
*	Reptron Electronics, Inc.	2,856	16,708
*	Republic First Bancorp, Inc.	71,503	1,046,804
*	Res-Care, Inc.	528,510	7,235,302
	Resource America, Inc.	458,276	18,101,902
*	Retail Ventures, Inc.	1,081,373	7,904,837
*	Rex Stores Corp.	350,850	4,950,494
*	Rexhall Industries, Inc.	38,798	11,251
	Richardson Electronics, Ltd.	16,021	180,557
	Riggs National Corp.	840,134	16,256,593

19

*	Riverstone Networks, Inc.	9,900	9,801
	Riverview Bancorp, Inc.	56,600	1,207,787
*	Riviera Holdings Corp.	5,500	229,625
*	Riviera Tool Co.	16,500	21,120
	RLI Corp.	209,779	9,083,431
	Roanoke Electric Steel Corp.	140,900	3,732,441
	Robbins & Myers, Inc.	479,800	11,515,200
* #	Robotic Vision Systems, Inc.	14,000	6,300
*	Rochester Medical Corp.	26,873	287,541
	Rock of Ages Corp.	87,600	621,960
*	Rockford Corp.	173,400	442,170
	Rock-Tenn Co. Class A	1,155,623	16,490,740
*	Rocky Shoes & Boots, Inc.	68,657	2,144,845
*	RTI International Metals, Inc.	693,750	18,800,625
*	RTW, Inc.	93,850	990,118
*	Rubio’s Restaurants, Inc.	167,214	1,907,912
	Ruddick Corp.	69,091	1,630,548
*	Rudolph Technologies, Inc.	1,200	22,008
* #	Rural/Metro Corp.	134,500	836,590
*	Rush Enterprises, Inc. Class A	105,400	1,679,022
*	Rush Enterprises, Inc. Class B	105,400	1,743,316
	Russ Berrie & Co., Inc.	78,800	1,793,488
	Russell Corp.	1,065,000	19,265,850
*	Ryan’s Restaurant Group, Inc.	532,509	7,156,921
	Ryerson Tull, Inc.	825,539	11,846,485
*	S&K Famous Brands, Inc.	78,600	1,376,286
*	Safeguard Scientifics, Inc.	1,008,300	1,603,197
*	SafeNet, Inc.	433,470	13,004,100
*	Safety Components International, Inc.	1,155	20,472
* #	Salton, Inc.	368,400	1,038,888
*	San Filippo (John B.) & Son, Inc.	40,883	1,062,754
*	Sands Regent Casino Hotel	15,492	163,131
*	Sangamo BioSciences, Inc.	8,400	43,344
*	SatCon Technology Corp.	97,500	171,600
	Saucony, Inc. Class B	45,754	1,189,604
*	SBS Technologies, Inc.	308,783	3,742,450
*	ScanSoft, Inc.	237,763	1,020,003
*	Scheid Vineyards, Inc.	34,100	208,351
*	Schieb (Earl), Inc.	75,600	230,580
*	Scholastic Corp.	75,005	2,661,177
*	Schuff International, Inc.	106,600	266,500
	Schulman (A.), Inc.	901,025	16,272,512
	Schweitzer-Maudoit International, Inc.	145,200	4,944,060
*	SCM Microsystems, Inc.	351,061	1,351,585
	Scope Industries	8,100	567,000
*	SCPIE Holdings, Inc.	150,800	1,654,276
*	SCS Transportation, Inc.	491,278	10,881,808
	Seaboard Corp.	26,240	28,076,800
*	Seabulk International, Inc.	556,600	10,013,234
*	SEACOR Holdings, Inc.	621,966	39,152,760
*	Secom General Corp.	11,500	15,640
*	SED International Holdings, Inc.	11,350	7,945
*	SEEC, Inc.	2,200	237
*	Segue Software, Inc.	67,900	345,611
*	Selas Corp. of America	76,500	155,295

20

*	Selectica, Inc.	930,002	2,976,006
	Selective Insurance Group, Inc.	897,347	41,286,935
* #	SEMX Corp.	25,500	3,443
*	Seneca Foods Corp. Class B	10,500	191,678
	Sensient Technologies Corp.	29,700	648,648
*	Sequa Corp. Class A	94,900	5,500,404
*	Sequa Corp. Class B	28,900	1,697,875
*	Sequenom, Inc.	678,751	820,610
*	Service Corp. International	3,904,908	29,443,006
*	Servotronics, Inc.	400	1,960
*	Sharper Image Corp.	100,408	1,560,340
*	Shaw Group, Inc.	2,091,198	43,496,918
*	Shiloh Industries, Inc.	181,432	2,988,185
*	Shoe Carnival, Inc.	413,714	6,722,853
*	Shoe Pavilion, Inc.	9,500	38,285
*	Sholodge, Inc.	71,600	293,560
*	ShopKo Stores, Inc.	851,000	14,901,010
*	SIFCO Industries, Inc.	74,715	363,115
*	Sigmatron International, Inc.	16,800	203,952
* #	Silicon Graphics, Inc.	1,681,500	1,866,465
*	Silicon Storage Technology, Inc.	5,900	27,258
	Simmons First National Corp. Class A	98,406	2,558,556
*	SimpleTech, Inc.	394,832	1,551,690
*	Sipex Corp.	493,493	1,085,685
*	Sitel Corp.	984,800	1,802,184
*	Six Flags, Inc.	3,070,400	13,693,984
*	Skechers U.S.A., Inc. Class A	269,632	4,119,977
	Skyline Corp.	118,700	4,552,145
	Skywest, Inc.	183,426	3,131,082
*	Skyworks Solutions, Inc.	861,361	6,253,481
*	SL Industries, Inc.	100	1,340
*	Smart & Final Food, Inc.	152,100	1,977,300
*	Smith & Wollensky Restaurant Group, Inc.	160,400	789,168
	Smith (A.O.) Corp.	695,900	18,288,252
	Smith (A.O.) Corp. Convertible Class A	70,050	1,840,914
*	Smithway Motor Xpress Corp. Class A	73,800	447,523
*	Sola International, Inc.	460,500	12,811,110
*	Somera Communications, Inc.	93,400	144,770
	Sonic Automotive, Inc.	967,693	21,473,108
* #	Sonic Foundry, Inc.	22,800	32,148
*	Sonic Innovations, Inc.	62,582	299,768
*	SonicWALL, Inc.	1,320,645	8,161,586
	Sound Federal Bancorp, Inc.	16,015	249,033
*	SOURCECORP, Inc.	491,436	10,261,184
	South Jersey Industries, Inc.	441,391	24,660,515
*	Southern Energy Homes, Inc.	180,800	1,012,480
*	Southwall Technologies, Inc.	131,500	168,320
	Southwest Gas Corp.	1,700	42,636
*	Spacehab, Inc.	120,247	186,503
	Span-American Medical System, Inc.	24,000	259,464
*	SPAR Group, Inc.	4,700	4,559
*	Spartan Stores, Inc.	307,119	3,111,115
	Spartech Corp.	303,100	6,659,107
*	Sparton Corp.	126,528	1,239,974
*	Spectrum Control, Inc.	173,800	1,296,548

21

*	Spherion Corp.	1,988,889	15,513,334
*	Spinnaker Exploration Co.	1,119,266	40,136,879
*	Sport Chalet, Inc.	45,900	634,338
*	Sport Supply Group, Inc.	105,400	297,755
*	Sport-Haley, Inc.	60,800	258,400
* #	SR Telecom, Inc.	11,987	8,990
*	SRI/Surgical Express, Inc.	52,500	251,475
*	Stage Stores, Inc.	166,637	6,425,523
	Standard Commercial Corp.	417,680	7,894,152
*	Standard Management Corp.	134,600	469,754
*	Standard Microsystems Corp.	143,951	2,523,461
	Standard Motor Products, Inc.	564,750	6,528,510
	Standard Register Co.	730,999	9,934,276
	Star Buffet, Inc.	7,200	51,480
	Starrett (L.S.) Co. Class A	64,600	1,317,194
	State Auto Financial Corp.	3,200	89,376
	State Financial Services Corp. Class A	23,141	707,652
	Steel Dynamics, Inc.	489,788	21,815,158
	Steel Technologies, Inc.	406,813	12,542,045
*	SteelCloud, Inc.	5,900	17,700
*	Steinway Musical Instruments, Inc.	240,400	6,510,032
*	Stellent, Inc.	655,119	5,889,520
	Stepan Co.	129,000	3,057,300
	Stephan Co.	51,500	232,780
*	Sterling Construction Co., Inc.	1,100	7,535
	Stewart & Stevenson Services, Inc.	835,000	17,885,700
*	Stewart Enterprises, Inc.	3,315,498	21,020,257
	Stewart Information Services Corp.	594,300	23,766,057
*	Stifel Financial Corp.	57,729	1,241,174
*	Stillwater Mining Co.	1,146,280	13,044,666
*	Stone Energy Corp.	483,911	24,306,850
*	Stoneridge, Inc.	667,200	8,053,104
*	StorageNetworks, Inc. Escrow Shares	362,800	9,832
*	Stratagene Corp.	35,039	236,513
*	Strategic Diagnostics, Inc.	3,550	10,792
*	Strategic Distribution, Inc.	65,178	879,251
*	Stratos International, Inc.	260,647	1,178,124
*	Stratus Properties, Inc.	94,450	1,538,685
	Stride Rite Corp.	1,196,900	15,559,700
*	Suburban Lodges of America, Inc. Escrow Shares	241,100	0
	Summa Industries, Inc.	41,800	383,306
*	SumTotal Systems, Inc.	11,597	65,523
*	Sun Bancorp, Inc.	13,954	341,873
*	Suncoast Naturals, Inc.	624	87
*	Sundance Homes, Inc.	900	3
*	SunLink Health Systems, Inc.	65,400	429,024
* #	Sunrise Senior Living, Inc.	670,200	31,767,480
	Sunrise Telecom, Inc.	191,400	532,092
*	Suntron Corp.	92,475	263,554
#	Superior Industries International, Inc.	466,600	12,355,568
	Superior Uniform Group, Inc.	136,600	1,936,988
	Supreme Industries, Inc.	56,610	381,551
	SureWest Communications	56,850	1,270,029
	Susquehanna Bancshares, Inc.	135,803	3,346,186
*	Swift Energy Corp.	925,005	25,150,886

22

	SWS Group, Inc.	267,400	4,829,244
*	Sycamore Networks, Inc.	1,678,663	6,026,400
*	Sykes Enterprises, Inc.	885,216	6,789,607
*	Symmetricom, Inc.	73,041	774,235
*	Syms Corp.	343,900	4,659,845
*	Synalloy Corp.	88,350	887,034
*	Synovis Life Technologies, Inc.	37,357	402,335
	Sypris Solutions, Inc.	377,950	4,199,025
*	Systemax, Inc.	487,200	3,045,000
*	T-3 Energy Services, Inc.	880	8,360
* #	Tag-It Pacific, Inc.	44,600	211,850
*	Taitron Components, Inc.	6,500	13,130
*	TALK America Holdings, Inc.	180,629	1,110,868
	Tandy Brand Accessories, Inc.	63,700	861,861
*	Tarrant Apparel Group	287,100	476,586
	Tasty Baking Co.	241,200	1,900,656
	TB Wood’s Corp.	92,900	582,483
*	TeamStaff, Inc.	86,000	141,040
*	Technical Communications Corp.	6,300	33,075
*	Technitrol, Inc.	399,935	7,098,846
*	Technology Solutions Corp.	53,000	56,180
*	TechTeam Global, Inc.	234,500	2,567,775
	Tecumseh Products Co. Class A	442,233	18,153,665
	Tecumseh Products Co. Class B	15,600	611,520
*	Tegal Corp.	66,300	60,996
*	Teleglobe International Holdings, Ltd.	123,955	619,775
*	Telular Corp.	1,000	5,480
*	Terayon Communication Systems, Inc.	120,600	412,452
*	Terex Corp.	446,313	20,173,348
* #	Terra Industries, Inc.	2,112,000	17,276,160
*	Tesoro Petroleum Corp.	1,565,600	57,817,608
	Texas Industries, Inc.	671,957	44,819,532
	TF Financial Corp.	36,200	1,144,318
*	The Banc Corp.	124,908	1,245,333
*	The Lamson & Sessions Co.	93,600	901,368
	The Marcus Corp.	665,500	15,519,460
	The Phoenix Companies, Inc.	2,400,500	30,774,410
*	The Rowe Companies	9,400	40,420
*	The Sports Authority, Inc.	386,800	9,472,732
*	The Sports Club Co., Inc.	115,700	215,202
*	Theragenics Corp.	965,700	3,225,438
*	TheStreet.com, Inc.	259,000	1,139,600
*	Third Wave Technologies, Inc.	18,876	128,923
	Thomas Industries, Inc.	121,200	4,857,696
*	Thoratec Corp.	60,809	714,506
*	THQ, Inc.	22,085	603,804
*	Three-Five Systems, Inc.	685,700	850,268
* #	Tickets.com, Inc.	14,500	15,733
*	Tier Technologies, Inc. Class B	611,998	4,088,147
	TierOne Corp.	8,679	215,326
*	TII Network Technologies, Inc.	98,200	162,030
	Timberland Bancorp, Inc.	56,400	1,314,120
*	Timco Aviation Services, Inc.	11,417	1,884
*	Time Warner Telecom, Inc.	433,448	1,746,795
*	Tipperary Corp.	126,900	497,448

23

#	Titan International, Inc.	260,900	3,780,441
*	Titan Pharmaceuticals, Inc.	304,298	730,315
	Todd Shipyards Corp.	81,650	1,571,763
*	Todhunter International, Inc.	73,100	917,405
*	Tollgrade Communications, Inc.	129,746	1,162,524
* #	Torch Offshore, Inc.	276,800	539,760
* #	Tower Automotive, Inc.	1,817,650	458,957
	Traffix, Inc.	250,800	1,489,752
*	Trailer Bridge, Inc.	111,200	1,084,200
*	Trammell Crow Co.	335,500	6,491,925
*	Trans World Entertainment Corp.	1,067,874	14,982,272
*	Transcat, Inc.	60,000	236,400
*	Transgenomic, Inc.	41,488	38,999
	Trans-Lux Corp.	2,746	20,183
*	Transmeta Corp.	51,100	53,655
*	TransMontaigne, Inc.	838,524	6,431,479
*	Transport Corp. of America	20,000	182,000
* #	Transpro, Inc.	191,600	1,253,064
*	Transtechnology Corp.	97,300	594,990
*	TRC Companies, Inc.	80,700	1,310,568
	Tredegar Industries, Inc.	1,250,400	21,631,920
* #	Trenwick Group, Ltd.	199,776	999
* #	Trestle Holdings, Inc.	5,240	17,292
*	Triad Guaranty, Inc.	146,189	7,679,308
*	Trico Marine Services, Inc.	684,930	203,767
	Trinity Industries, Inc.	1,387,400	39,957,120
*	Tripos, Inc.	7,200	36,576
*	Triquint Semiconductor, Inc.	896,566	3,093,153
*	Triumph Group, Inc.	520,917	19,362,485
*	TriZetto Group, Inc.	792,092	7,041,698
* #	Trump Hotels & Casino Resorts, Inc.	271,100	393,095
*	Tumbleweed Communications Corp.	37,100	96,460
*	Tut Systems, Inc.	13,500	51,300
*	Tweeter Home Entertainment Group, Inc.	797,596	4,618,081
	Twin Disc, Inc.	37,400	1,009,052
*	U.S. Concrete, Inc.	585,575	3,659,844
* #	U.S. Diagnostic, Inc.	20,800	0
*	U.S. Energy Corp. Wyoming	25,700	109,482
*	U.S. Xpress Enterprises, Inc. Class A	163,490	4,347,199
	UICI	969,000	26,569,980
* #	Ultimate Electronics, Inc.	1,700	1,870
	UMB Financial Corp.	620,833	34,977,731
	Umpqua Holdings Corp.	32,750	783,053
* #	Unapix Entertainment, Inc.	5,800	23
*	Unico American Corp.	72,700	665,932
*	Unifi, Inc.	1,666,066	6,980,817
	Unifirst Corp.	276,600	11,224,428
*	United America Idemnity, Ltd.	262,676	4,793,837
*	United American Healthcare Corp.	17,950	103,033
	United Auto Group, Inc.	1,518,200	42,327,416
	United Community Financial Corp.	785,721	8,800,075
	United Fire & Casualty Co.	88,900	2,824,353
*	United Rentals, Inc.	1,831,600	34,653,872
*	United Retail Group, Inc.	304,501	1,994,482
*	Universal Compression Holdings, Inc.	1,040,184	39,526,992

24

	Universal Corp.	276,328	13,871,666
	Universal Forest Products, Inc.	62,176	2,434,190
*	Universal Stainless & Alloy Products, Inc.	118,900	2,140,200
	Unizan Financial Corp.	18,431	435,893
*	Urologix, Inc.	45,500	266,630
*	URS Corp.	1,432,967	41,326,768
*	USA Truck, Inc.	71,600	1,432,716
	USEC, Inc.	2,732,902	40,446,950
	USF Corp.	895,101	42,785,828
* #	V.I. Technologies, Inc.	100	87
*	Vail Resorts, Inc.	1,154,723	28,105,958
* #	Valence Technology, Inc.	4,800	13,920
	Valhi, Inc.	173,652	2,696,816
*	Valpey Fisher Corp.	10,350	42,953
*	ValueClick, Inc.	287	3,631
*	Vastera, Inc.	753,458	2,139,821
* #	Verilink Corp.	119,978	350,456
*	Veritas DGC, Inc.	1,075,700	29,172,984
*	Verity, Inc.	86,592	1,026,115
*	Verso Technologies, Inc.	300,649	117,253
	Vesta Insurance Group, Inc.	1,136,400	3,863,760
	Viad Corp.	116,900	3,156,300
*	Vical, Inc.	479,118	2,745,346
*	Vicon Industries, Inc.	71,500	302,445
*	Viewpoint Corp.	1,400	3,948
*	Vignette Corp.	927,600	1,103,844
	Vintage Petroleum, Inc.	71,035	2,109,029
*	Virco Manufacturing Corp.	60,786	468,052
*	Virologic, Inc.	784,915	1,860,249
	Visteon Corp.	3,480,265	23,352,578
*	Visual Networks, Inc.	26,900	105,179
* #	Vitech America, Inc.	700	1
*	Vitesse Semiconductor, Inc.	800	2,440
*	Volt Information Sciences, Inc.	402,800	11,729,536
	Vulcan International Corp.	11,200	533,680
*	Vyyo, Inc.	130,314	1,071,181
*	Warnaco Group, Inc.	211,326	5,054,918
*	Washington Group International, Inc.	113,689	4,973,894
	Waste Industries USA, Inc.	238,100	3,392,925
*	WatchGuard Technologies, Inc.	1,058,902	3,843,814
*	Water Pik Technologies, Inc.	106,700	2,009,161
	Wausau-Mosinee Paper Corp.	1,201,599	18,120,113
*	WCI Communities, Inc.	466,300	16,180,610
*	Webb Interactive Services, Inc.	1,300	494
*	Webco Industries, Inc.	93,900	798,150
*	Weider Nutrition International, Inc.	166,500	790,875
	Weis Markets, Inc.	26,400	981,552
	Wellco Enterprises, Inc.	100	1,585
	Wellman, Inc.	864,400	11,842,280
*	Wells-Gardner Electronics Corp.	61,241	339,888
	Wesbanco, Inc.	12,368	332,576
*	West Marine, Inc.	19,301	466,698
*	Westaff, Inc.	192,900	1,047,447
	Westbank Corp.	1,143	20,918
*	Westcoast Hospitality Corp.	290,000	1,957,500

25

*	Western Power & Equipment Corp.	4,091	5,318
*	White Electronics Designs Corp.	123,680	623,347
*	Whitehall Jewelers, Inc.	374,500	2,640,225
* #	WHX Corp.	114,633	89,414
*	Wickes, Inc.	49,400	30
*	Wild Oats Markets, Inc.	135,364	873,098
*	Williams Industries, Inc.	3,400	12,410
*	Willis Lease Finance Corp.	132,900	1,123,005
	Willow Grove Bancorp, Inc.	12,800	218,368
*	Wilshire Enterprises, Inc.	113,590	1,039,349
*	Wilson Greatbatch Technologies, Inc.	212,900	3,732,137
*	Wilsons The Leather Experts, Inc.	477,301	1,532,136
* #	Winn-Dixie Stores, Inc.	1,578,500	1,010,240
	Wireless Telecom Group, Inc.	27,100	75,609
*	Wireless WebConnect!, Inc.	4,500	16
*	Wolverine Tube, Inc.	477,600	4,752,120
	Woodhead Industries, Inc.	47,455	662,472
*	Worldwide Restaurant Concepts, Inc.	794,905	4,173,251
*	Xanser Corp.	259,400	863,802
*	Xeta Corp.	30,500	100,040
	York International Corp.	33,800	1,307,046
*	Zapata Corp.	31,610	2,244,310
*	Zhone Technologies, Inc.	48,475	130,398
	Ziegler Companies, Inc.	8,200	168,100
* #	Zoltek Companies, Inc.	258,380	3,513,968
*	Zomax, Inc.	1,040,946	4,424,021
*	Zones, Inc.	172,800	698,285
*	Zoran Corp.	739,809	7,923,354
*	Zygo Corp.	465,326	6,063,198
*	ZymeTx, Inc.	1,100	44
TOTAL COMMON STOCKS (Cost $5,062,622,929)			6,526,212,544

RIGHTS/WARRANTS — (0.0%)

*	American Banknote Corp. Warrants Series 1 10/01/07	257	0
*	American Banknote Corp. Warrants Series 2 10/01/07	257	0
* #	Angeion Corp. Warrants 10/31/07	315	0
*	Career Blazers, Inc. Trust Units	9,540	0
*	Chart Industries, Inc. Warrants 09/15/10	3	52
*	Chiquita Brands International, Inc. Warrants 03/19/09	142,110	906,662
*	CSF Holding, Inc. Litigation Rights	40,500	0
*	Del Global Technologies Corp. Warrants 03/28/08	19,927	19,927
* #	Foster Wheelers, Ltd. Warrants 09/24/07	927,100	0
*	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	0
*	Imperial Sugar Co. Warrants 08/29/08	9,694	14,531
*	Lodgian, Inc. Class A Warrants 11/25/07	3,433	172
*	Lodgian, Inc. Class B Warrants 11/25/09	10,609	318
*	Magnum Hunter Resources, Inc. Warrants 03/21/05	9,740	17,922
*	Milltope Group, Inc. Contigent Value Rights	53,600	0
	PMR Corp. Contingent Value Rights 08/05/04	105,000	0
*	Timco Aviation Services, Inc. Warrants 02/27/07	25,879	3
*	Virologic, Inc. Contingent Value Rights	784,916	211,927
TOTAL RIGHTS/WARRANTS (Cost $6,435,734)			1,171,514

26

	Face Amount
	(000)

BONDS — (0.0%)
* Del Global Technologies Corp. Subordinated Promissory Note
6.000%, 03/28/07	$40	0
* Timco Aviation Services, Inc. Jr. Subordinated Note
8.000%, 01/02/07	6	1,111
TOTAL BONDS (Cost $0)		1,111

TEMPORARY CASH INVESTMENTS — (2.6%)

Repurchase Agreement, Merrill Lynch Triparty Repo 2.58%, 03/01/05 (Collateralized by $266,285,000 U.S. Treasury Notes rates ranging from 6.50% to 8.125%, maturities ranging from 05/15/21 to 11/15/26, valued at $96,592,123) to be repurchased at $94,702,975 (Cost $94,696,188)	94,696	94,696,188

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $81,638,000 FHLMC Notes 4.00%, 09/22/09, valued at $83,352,333) to be repurchased at $81,140,341 (Cost $81,135,000)	81,135	81,135,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $175,831,188)		175,831,188

TOTAL INVESTMENTS - (100.0%) (Cost $5,244,889,851)††		$6,703,216,357

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $5,247,251,656.

27

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (95.5%)
*	1-800 CONTACTS, Inc.	33,678	$793,790
*	1-800-FLOWERS.COM, Inc.	72,220	541,650
	1st Independence Financial Group, Inc.	1,100	20,823
	1st Source Corp.	50,731	1,162,755
#	21st Century Holding Co.	1,650	21,648
	21st Century Insurance Group	203,300	2,874,662
*	24/7 Real Media, Inc.	3,180	11,734
*	3-D Systems Corp.	24,600	499,134
*	3Com Corp.	1,800	6,444
*	4Kids Entertainment, Inc.	33,100	646,774
* #	8X8, Inc.	19,200	43,008
*	99 Cents Only Stores	173,800	2,709,542
*	@Road, Inc.	142,500	645,525
*	A. B. Watley Group, Inc.	9,400	846
*	A.C. Moore Arts & Crafts, Inc.	51,000	1,301,469
*	A.D.A.M., Inc.	700	4,018
* #	aaiPharma, Inc.	47,250	108,675
*	AAON, Inc.	13,100	201,740
*	AAR Corp.	83,683	933,065
	Aaron Rents, Inc.	103,300	2,113,518
	Aaron Rents, Inc. Class A	8,550	159,970
*	Abaxis, Inc.	18,300	202,032
	ABC Bancorp	8,310	178,665
*	Abgenix, Inc.	231,617	1,913,156
*	Abiomed, Inc.	56,870	608,509
*	Able Laboratories, Inc.	46,700	1,014,791
*	Ablest, Inc.	2,100	15,435
	ABM Industries, Inc.	128,100	2,373,693
	Abrams Industries, Inc.	200	1,020
*	ABX Air, Inc.	66,600	536,130
*	Acacia Research-Acacia Technologies	20,960	123,035
*	Acacia Research-CombiMatrix	76,238	227,952
*	Accelr8 Technology Corp.	880	2,561
*	Accelrys, Inc.	56,300	300,642
* #	Access Pharmaceuticals, Inc.	37,500	109,125
*	Accredited Home Lenders Holding Co.	52,956	2,119,299
*	Accredo Health, Inc.	114,388	4,875,217
*	ACE Cash Express, Inc.	35,132	888,840
* #	ACE*COMM Corp.	7,500	24,000
	Aceto Corp.	62,625	560,494
*	Acme Communications, Inc.	43,100	258,600
	Acme United Corp.	3,400	59,330
*	ACT Manufacturing, Inc.	800	4
* #	ACT Teleconferencing, Inc.	20,200	13,938
*	Actel Corp.	65,935	1,124,851

	Action Performance Companies, Inc.	48,000	696,960
*	ActivCard Corp.	107,943	695,153
*	Active Power, Inc.	110,956	417,195
*	Actuant Corp.	65,680	3,550,004
*	Actuate Corp.	160,200	432,540
	Acuity Brands, Inc.	27,700	765,905
	Adams Resources & Energy, Inc.	4,200	95,760
*	Adaptec, Inc.	276,500	1,504,160
*	ADDvantage Technologies Group, Inc.	4,200	20,748
*	ADE Corp.	13,300	265,734
*	Adept Technology, Inc.	1,400	9,100
*	Administaff, Inc.	66,200	887,080
*	Adolor Corp.	101,600	894,080
	Adtran, Inc.	22,380	418,730
*	Advanced Digital Information Corp.	160,000	1,329,600
*	Advanced Energy Industries, Inc.	84,164	783,567
*	Advanced Magnetics, Inc.	12,300	249,936
*	Advanced Marketing Services, Inc.	47,650	353,563
*	Advanced Medical Optics, Inc.	77,000	2,922,150
*	Advanced Neuromodulation Systems, Inc.	52,498	1,548,691
*	Advanced Nutraceuticals, Inc.	700	2,415
* #	Advanced Photonix, Inc.	9,000	15,120
*	Advanced Power Technology, Inc.	26,695	206,886
*	Advancis Pharmaceutical Corp.	3,868	16,903
	Advanta Corp. Class A	25,017	551,125
	Advanta Corp. Class B Non-Voting	47,542	1,151,467
*	Advent Software, Inc.	84,785	1,497,303
	Advo, Inc.	80,450	2,950,101
*	Aehr Test Systems	7,100	21,300
*	AEP Industries, Inc.	13,000	265,200
*	AeroCentury Corp.	300	1,068
*	Aeroflex, Inc.	193,650	1,967,484
*	Aeropostale, Inc.	100,850	3,217,115
*	Aerosonic Corp.	3,900	17,745
*	Aether Systems, Inc.	114,042	390,024
*	Aetrium, Inc.	9,300	29,760
*	AFC Enterprises, Inc.	39,800	1,050,720
*	Aftermarket Technology Corp.	53,250	772,657
*	Agile Software Corp.	134,271	921,099
* #	Agility Capital, Inc.	500	3
	Agilysys, Inc.	83,888	1,582,128
*	Air Methods Corp.	27,770	209,663
*	AirGate PCS, Inc.	29,429	1,079,161
*	AirNet Systems, Inc.	22,200	91,020
*	Airspan Networks, Inc.	97,500	428,025
*	Airtran Holdings, Inc.	222,900	1,778,742
*	AK Steel Holding Corp.	225,600	3,959,280
*	Akamai Technologies, Inc.	82,588	909,294
* #	Akorn, Inc.	24,400	85,644
* #	Aksys, Ltd.	76,178	356,513
	Alabama National Bancorporation	44,046	2,746,268
	Alamo Group, Inc.	12,500	308,750
*	Alaska Air Group, Inc.	69,900	1,982,364
	Alaska Communications Systems Group, Inc.	22,200	190,698
	Albany International Corp. Class A	72,872	2,350,122

*	Albany Molecular Research, Inc.	78,360	767,928
	Albemarle Corp.	78,881	2,997,478
*	Alderwoods Group, Inc.	6,000	73,500
	Aldila, Inc.	4,633	75,379
*	Aleris International, Inc.	74,084	1,486,866
	Alexander & Baldwin, Inc.	70,415	3,196,841
*	Alexion Pharmaceuticals, Inc.	71,800	1,676,530
	Alfa Corp.	204,778	2,954,947
*	Alico, Inc.	7,000	409,220
*	Align Technology, Inc.	149,710	1,133,305
*	Alkermes, Inc.	233,325	2,725,236
*	All American Semiconductor, Inc.	4,000	23,000
	Allen Organ Co. Class B	800	49,800
	ALLETE, Inc.	76,800	3,047,424
*	Alliance Gaming Corp.	132,660	1,472,526
*	Alliance Imaging, Inc.	126,800	1,435,376
*	Alliance Semiconductor Corp.	92,200	248,018
*	Allied Defense Group, Inc.	12,400	285,200
*	Allied Healthcare International, Inc.	36,000	235,440
*	Allied Healthcare Products, Inc.	6,700	41,540
*	Allied Holdings, Inc.	8,300	36,935
*	Allied Motion Technologies, Inc.	2,900	21,950
*	Allmerica Financial Corp.	26,900	963,020
*	Allos Therapeutics, Inc.	81,010	183,083
*	Alloy, Inc.	71,200	432,896
*	Allscripts Healthcare Solutions, Inc.	95,149	1,274,997
*	Almost Family, Inc.	1,600	22,640
*	Alpha Technologies Group, Inc.	7,100	852
	Alpharma, Inc. Class A	106,100	1,392,032
*	Alteon, Inc.	61,700	46,275
*	Altiris, Inc.	70,000	2,046,100
*	AM-CH, Inc.	2,016	1,210
	Ambassadors Group, Inc.	9,800	326,634
	Ambassadors International, Inc.	9,800	144,648
*	Amcast Industrial Corp.	8,400	202
	AMCOL International Corp.	76,300	1,690,045
	Amcore Financial, Inc.	64,418	1,831,404
*	Amedisys, Inc.	38,875	1,241,667
*	AMEN Properties, Inc.	1,975	10,546
	Amerco, Inc.	13,900	620,079
*	America Services Group, Inc.	28,058	702,572
* #	America West Holdings Corp. Class B	90,200	441,980
	American Axle & Manufacturing Holdings, Inc.	39,400	1,040,948
*	American Biltrite, Inc.	3,400	40,613
* #	American Business Financial Services, Inc.	5,074	2,030
*	American Claims Evaluation, Inc.	1,000	2,160
*	American Dental Partners, Inc.	10,500	262,710
	American Ecology Corp.	14,350	177,653
	American Greetings Corp. Class A	82,300	2,027,049
*	American Healthways, Inc.	86,000	2,922,280
*	American Independence Corp.	8,400	118,944
#	American Italian Pasta Co.	44,900	1,212,300
*	American Locker Group, Inc.	300	2,400
*	American Medical Systems Holdings, Inc.	87,733	3,474,227
*	American Pacific Corp.	7,100	63,119

*	American Physicians Capital, Inc.	22,400	817,376
	American Physicians Services Group, Inc.	100	1,210
*	American Retirement Corp.	78,400	1,011,360
*	American Science & Engineering, Inc.	19,900	888,336
	American Shared Hospital Services	5,100	30,192
	American Software, Inc. Class A	52,205	312,708
	American States Water Co.	43,350	1,179,120
*	American Superconductor Corp.	72,399	773,221
*	American Technical Ceramics Corp.	8,000	74,400
	American Vanguard Corp.	621	24,176
*	American West Bancorporation	3,552	70,152
	American Woodmark Corp.	42,776	1,574,585
	Americana Bancorp	2,712	39,622
*	America’s Car-Mart, Inc.	19,600	695,016
*	AMERIGROUP Corp.	13,894	553,815
*	AmeriServe Financial, Inc.	44,666	245,663
	Ameristar Casinos, Inc.	70,136	3,435,261
	Ameron International Corp.	21,100	741,032
	AmerUs Group Co.	46,544	2,240,163
*	AMICAS, Inc.	112,280	444,629
*	Amistar Corp.	1,600	5,392
*	Amkor Technology, Inc.	357,241	1,561,143
*	AML Communications, Inc.	7,800	10,140
*	AMN Healthcare Services, Inc.	73,700	997,161
	Ampco-Pittsburgh Corp.	9,600	127,200
*	Ampex Corp. Class A	5,925	248,257
* #	AMR Corp.	109,800	932,202
	Amrep Corp.	6,500	148,135
*	Amsurg Corp.	76,033	1,836,969
*	Amtech Systems, Inc.	1,900	6,175
*	AMX Corp.	11,000	246,510
* #	Anadigics, Inc.	82,200	194,814
*	Analex Corp.	36,400	129,220
	Analogic Corp.	31,300	1,344,022
*	Analysts International Corp.	60,886	238,064
* #	Analytical Surveys, Inc.	730	1,666
*	Anaren, Inc.	49,800	635,946
	Anchor Bancorp Wisconsin, Inc.	59,617	1,638,871
	Andersons, Inc.	8,200	259,530
*	Andrx Group	2,800	62,860
*	Angeion Corp.	215	673
	Angelica Corp.	16,100	476,077
*	AngioDynamics, Inc.	7,332	158,371
*	Anika Therapeutics, Inc.	9,900	119,790
	Anixter International, Inc.	96,900	3,637,626
*	Ansoft Corp.	30,839	807,982
*	AnswerThink, Inc.	112,825	482,891
*	Ansys, Inc.	81,200	2,919,952
*	Anteon International Corp.	92,100	3,496,116
* #	Antigenics, Inc.	118,413	817,050
*	AP Pharma, Inc.	45,823	91,142
*	APA Enterprises, Inc.	11,800	21,122
*	APAC Customer Services, Inc.	106,450	130,933
* #	Aphton Corp.	94,488	130,393
	Apogee Enterprises, Inc.	71,110	994,829

* #	Apogee Technology, Inc.	5,400	16,578
*	Applera Corp. - Celera Genomics Group	189,900	2,109,789
*	Applica, Inc.	55,400	286,418
*	Applied Extrusion Technologies, Inc.	50	7
*	Applied Films Corp.	37,861	849,979
*	Applied Imaging Corp.	15,100	8,758
	Applied Industrial Technologies, Inc.	76,950	2,179,224
*	Applied Innovation, Inc.	15,100	55,266
*	Applied Micro Circuits Corp.	207,700	716,565
	Applied Signal Technologies, Inc.	28,000	653,240
*	Applix, Inc.	26,500	199,015
*	Apria Healthcare Group, Inc.	55,300	1,795,038
*	Apropos Technology, Inc.	44,300	130,242
	Aptargroup, Inc.	21,300	1,099,506
*	aQuantive, Inc.	161,025	1,702,034
*	Aquila, Inc.	604,300	2,157,351
*	Aradigm Corp.	82,790	101,004
*	Arch Capital Group, Ltd.	5,900	244,732
	Arch Chemicals, Inc.	60,122	1,718,287
	Arctic Cat, Inc.	35,530	962,863
* #	Ardent Communications, Inc.	12,900	19
*	Arena Pharmaceuticals, Inc.	68,985	369,070
*	ARGON ST, Inc.	43,225	1,408,270
*	Argonaut Group, Inc.	72,001	1,691,303
*	Argonaut Technologies, Inc.	11,300	9,492
*	Argosy Gaming Corp.	64,800	2,991,816
*	Ariad Pharmaceuticals, Inc.	136,806	856,406
*	Ariba, Inc.	159,121	1,449,592
	Ark Restaurants Corp.	2,700	102,384
	Arkansas Best Corp.	65,400	2,826,588
*	Arlington Hospitality, Inc.	4,900	13,524
*	Armor Holdings, Inc.	86,300	3,445,096
* #	Armstrong Holdings, Inc.	4,400	9,680
* #	Arotech Corp.	90,691	124,247
*	Arqule, Inc.	75,133	375,665
*	Array BioPharma, Inc.	95,503	804,135
#	Arrhythmia Research Technology, Inc.	5,800	82,476
*	Arris Group, Inc.	227,900	1,447,165
	Arrow Financial Corp.	10,239	283,825
	Arrow International, Inc.	109,900	3,708,026
*	Art Technology Group, Inc.	121,085	140,459
	Artesian Resources Corp. Class A	1,815	49,314
*	Artesyn Technologies, Inc.	82,300	852,628
*	Arthrocare Corp.	49,692	1,432,123
* #	Artisoft, Inc	2,400	6,480
*	Art’s-Way Manufacturing Co., Inc.	200	1,400
*	ASA International, Ltd.	640	2,496
	ASB Financial Corp.	1,000	21,020
*	Asbury Automotive Group, Inc.	169,300	2,573,360
*	Ascential Software Corp.	66,079	1,024,885
*	Ashworth, Inc.	35,671	393,451
*	Ask Jeeves, Inc.	88,500	2,023,110
*	Aspect Communications Corp.	152,683	1,664,245
*	Aspect Medical Systems, Inc.	53,286	1,149,912
*	Aspen Technology, Inc.	92,664	491,119

*	Astea International, Inc.	2,900	21,605
*	Astec Industries, Inc.	49,900	925,645
	Astro-Med, Inc.	9,830	96,334
*	Astronics Corp.	5,500	35,970
*	Astronics Corp. Class B	2,225	14,796
* #	AstroPower, Inc.	5,058	78
*	ASV, Inc.	34,016	1,520,515
*	Asyst Technologies, Inc.	104,400	509,472
* #	ATA Holdings Corp.	24,879	24,879
*	Atari, Inc.	299,361	799,294
*	AtheroGenics, Inc.	93,400	1,542,034
*	Atlantic American Corp.	21,100	63,511
*	Atlantic Premium Brands, Ltd.	2,000	2,200
*	Atlantis Plastics, Inc.	4,400	92,400
*	ATMI, Inc.	81,633	2,222,050
*	ATP Oil & Gas Corp.	64,500	1,556,385
	Atrion Corp.	1,700	86,700
*	ATS Medical, Inc.	31,997	121,909
*	Atwood Oceanics, Inc.	39,300	2,701,875
*	Audiovox Corp. Class A	52,000	775,320
*	August Technology Corp.	44,500	544,235
*	Ault, Inc.	4,500	11,475
*	Authentidate Holding Corp.	87,800	442,512
*	autobytel.com, Inc.	91,700	506,184
*	Avalon Holding Corp. Class A	1,550	4,882
*	Avanex Corp.	349,695	608,469
*	AVANIR Pharmaceuticals Class A	249,300	570,897
*	Avant Immunotherapeutics, Inc.	141,134	237,105
*	Avatar Holdings, Inc.	8,700	442,569
*	Avatech Solutions, Inc	698	363
*	AVI BioPharma, Inc.	93,900	243,201
*	Aviall, Inc.	84,500	2,366,000
*	Avici Systems, Inc.	32,143	173,572
*	Avigen, Inc.	52,943	151,417
	Avista Corp.	126,000	2,298,240
*	Aware, Inc.	59,259	363,850
*	Axcelis Technologies, Inc.	259,900	2,235,140
*	Axesstel, Inc.	28,400	113,600
* #	AXM Pharma, Inc.	41,800	106,590
*	Axonyx, Inc.	1,300	2,145
*	AXS-One, Inc.	73,500	221,970
*	Axsys Technologies, Inc.	7,050	139,590
*	AXT, Inc.	38,700	53,793
*	Aztar Corp.	90,100	2,676,871
*	AZZ, Inc.	8,200	132,840
	Badger Meter, Inc.	6,400	181,312
*	Badger Paper Mills, Inc.	1,000	4,310
	Bairnco Corp.	7,300	87,235
*	Baker (Michael) Corp.	7,600	172,140
	Balchem Corp.	7,050	154,042
	Baldor Electric Co.	85,733	2,229,058
	Baldwin & Lyons, Inc. Class B	12,625	321,054
*	Baldwin Technology Co., Inc. Class A	13,300	35,511
*	Ballantyne of Omaha, Inc.	11,900	59,262
*	Bally Total Fitness Holding Corp.	85,000	277,100

*	Bancinsurance Corp.	5,700	41,667
	Bandag, Inc.	22,700	1,003,567
	Bandag, Inc. Class A	9,600	386,784
	Bank of Granite Corp.	16,400	305,532
	Bank of The Ozarks, Inc.	40,500	1,397,250
	BankAtlantic Bancorp, Inc. Class A	11,285	203,243
	Banknorth Group, Inc.	5,236	188,967
*	Bankrate, Inc.	7,000	104,720
*	BankUnited Financial Corp. Class A	77,475	2,192,542
	Banner Corp.	30,251	893,917
	Banta Corp.	64,800	2,848,608
	Barnes Group, Inc.	57,300	1,528,764
	Barnwell Industries, Inc.	800	42,160
*	Barrett Business Services, Inc.	5,800	123,366
*	Barry (R.G.) Corp.	9,500	37,525
	Bassett Furniture Industries, Inc.	29,199	556,241
	Bay View Capital Corp.	16,455	268,216
*	BayCorp Holdings, Ltd.	484	6,316
*	BE Aerospace, Inc.	140,910	1,695,147
*	Beasley Broadcast Group, Inc.	19,233	332,731
	Bebe Stores, Inc.	128,100	3,606,015
	BEI Technologies, Inc.	38,700	1,061,541
	Bel Fuse, Inc. Class A	2,600	65,780
	Bel Fuse, Inc. Class B	5,250	162,645
	Belden CDT, Inc.	83,439	2,004,205
*	Bell Industries, Inc.	8,900	26,611
*	Bell Microproducts, Inc.	73,200	653,676
*	Benchmark Electronics, Inc.	107,400	3,492,648
*	Benihana, Inc.	1,000	15,071
*	Benihana, Inc. Class A	150	2,293
*	Bentley Pharmaceuticals, Inc.	55,360	545,296
	Berry Petroleum Corp. Class A	54,700	3,386,477
*	Beverly Enterprises, Inc.	270,200	3,242,400
	Beverly Hills Bancorp, Inc.	10,237	98,787
*	BFC Financial Corp.	8,750	112,000
*	Big 4 Ranch, Inc.	3,200	0
*	Big Dog Holdings, Inc.	1,500	10,425
*	Big Lots, Inc.	285,800	3,335,286
*	BindView Development Corp.	124,300	422,620
*	Bioanalytical Systems, Inc.	4,600	29,900
*	BioCryst Pharmaceuticals, Inc.	56,500	332,220
*	Bioenvision, Inc.	83,062	635,424
*	Bio-Imaging Technologies, Inc.	28,190	82,033
#	BioLase Technology, Inc.	59,108	594,626
*	Bio-Logic Systems Corp.	6,300	38,934
*	BioMarin Pharmaceutical, Inc.	167,685	900,468
*	Bio-Rad Laboratories, Inc. Class A	20,000	978,200
*	Bio-Reference Laboratories, Inc.	32,946	481,012
* #	BioSante Pharmaceuticals, Inc.	49,300	248,472
* #	Biosite, Inc.	42,145	2,441,881
*	Biosource International, Inc.	9,600	57,600
*	Biospecifics Technologies Corp.	4,500	5,850
*	BioSphere Medical, Inc.	37,200	154,752
* #	BioTime, Inc.	11,000	13,090
*	Bioveris Corp.	30,900	198,687

*	Bitstream, Inc.	8,400	20,009
	BIW, Ltd.	800	15,080
*	BJ’s Restaurants, Inc.	50,075	808,711
	Black Box Corp.	43,600	1,698,220
	Black Hills Corp.	84,459	2,677,350
	Blair Corp.	21,300	698,640
#	Blockbuster, Inc. Class A	119,000	1,055,530
*	Blonder Tongue Laboratories, Inc.	9,800	35,770
*	Blount International, Inc.	112,000	1,918,560
*	Blue Coat Systems, Inc.	30,386	565,787
*	Blue Martini Software, Inc.	31,200	76,752
*	Bluegreen Corp.	65,865	1,625,548
	Blyth, Inc.	106,300	3,379,277
*	BNS Holding, Inc. Class A	4,120	27,068
	Bob Evans Farms, Inc.	91,438	2,071,071
	Bogen Communications International, Inc.	12,500	55,000
*	Bolt Technology Corp.	5,400	32,400
*	Bombay Co., Inc.	93,200	531,240
*	Bone Care International, Inc.	50,509	1,366,774
*	Bontex, Inc.	200	18
	Bon-Ton Stores, Inc.	34,214	588,823
* #	Bookham, Inc.	23,147	49,535
	Books-A-Million, Inc.	18,300	163,053
*	Borland Software Corp.	208,900	1,744,315
	Boston Acoustics, Inc.	4,600	64,446
*	Boston Beer Co., Inc. Class A	24,300	575,910
*	Boston Communications Group, Inc.	45,700	344,578
	Boston Private Financial Holdings, Inc.	71,700	1,935,900
*	Bottomline Technologies, Inc.	46,306	604,293
	Bowne & Co., Inc.	89,600	1,415,680
*	Boyds Collection, Ltd.	147,517	336,339
*	BPZ Energy, Inc.	544	3,128
*	Bradley Pharmaceuticals, Inc.	40,051	390,497
	Brady Co. Class A	113,700	3,936,294
*	Breed Technologies, Inc.	36,800	736
	Bridgford Foods Corp.	10,400	90,064
*	Brigham Exploration Co.	110,013	1,039,623
*	Bright Horizons Family Solutions, Inc.	6,600	454,608
*	Brightpoint, Inc.	46,800	843,336
*	Brillian Corp.	10,069	29,603
* #	BriteSmile, Inc.	785	4,263
*	Broadview Media, Inc.	200	940
* #	BroadVision, Inc.	86,077	187,648
* #	Broadwing Corp.	43,700	257,830
*	Brocade Communications Systems, Inc.	77,824	482,509
	Brookline Bancorp, Inc.	149,519	2,269,698
*	Brooks Automation, Inc.	116,939	2,117,765
*	Brookstone, Inc.	52,892	773,281
*	Brooktrout, Inc.	33,107	427,411
	Brown Shoe Company, Inc.	46,200	1,543,080
*	Bruker BioSciences Corp.	228,492	852,275
*	Brush Engineered Materials, Inc.	49,800	1,014,426
	Bryn Mawr Bank Corp.	1,600	34,448
*	BTU International, Inc.	12,900	39,474
*	Buca, Inc.	49,786	344,021

*	Buckeye Technologies, Inc.	97,383	1,165,675
	Buckle, Inc.	30,000	909,300
	Building Materials Holding Corp.	35,621	1,643,553
*	Bull Run Corp.	3,700	2,442
	Burlington Coat Factory Warehouse Corp.	116,049	3,254,014
*	Bush Industries, Inc. Escrow	700	16
*	Butler International, Inc.	8,400	36,036
	C&D Technologies, Inc.	65,900	908,102
	C&F Financial Corp.	300	11,475
*	C-COR, Inc.	120,300	911,874
* #	C-Phone Corp.	8,900	102
*	CabelTel International Corp.	674	2,945
*	Cabot Microelectronics Corp.	64,200	2,085,858
	Cabot Oil & Gas Corp.	65,800	3,684,142
*	Cache, Inc.	40,650	636,579
	Cadmus Communications Corp.	8,900	117,569
*	Cagle’s, Inc. Class A	2,000	21,080
*	Cal Dive International, Inc.	74,400	3,778,032
*	CalAmp Corp.	57,228	414,331
	Calavo Growers, Inc.	26,043	286,473
	Calgon Carbon Corp.	100,100	873,873
*	California Coastal Communities, Inc.	10,000	257,300
	California First National Bancorp	10,400	132,600
*	California Micro Devices Corp.	56,000	432,320
*	California Pizza Kitchen, Inc.	50,012	1,196,287
	California Water Service Group	47,700	1,631,340
*	Caliper Life Sciences, Inc.	76,924	556,930
	Callaway Golf Co.	191,900	2,575,298
*	Callidus Software	32,000	144,000
*	Callon Petroleum Co.	45,762	730,819
*	Calloway’s Nursery, Inc.	1,200	504
#	Cal-Maine Foods, Inc.	55,300	537,516
* #	Calpine Corp.	9,730	32,206
*	Calton, Inc.	2,480	1,017
*	CAM Commerce Solutions, Inc.	3,000	47,610
	Cambrex Corp.	67,900	1,540,651
	Camco Financial Corp.	7,516	112,740
* #	CancerVax Corp.	64,300	489,966
*	Candela Corp.	58,510	564,621
*	Candie’s, Inc.	72,695	376,560
*	Candlewood Hotel Co., Inc.	1,500	97
*	Cannon Express, Inc.	200	0
*	Cantel Medical Corp.	38,160	938,736
*	Canterbury Consulting Group, Inc.	1,571	589
*	Canyon Resources Corp.	63,900	51,759
	Capital Corp. of the West	5,046	229,391
*	Capital Crossing Bank	11,800	361,080
*	Capital Pacific Holdings, Inc.	14,500	64,162
*	Capital Senior Living Corp.	64,900	354,354
	Capital Southwest Corp.	300	23,076
	Capitol Bancorp, Ltd.	8,564	261,716
*	Caprius, Inc.	548	115
*	Capstone Turbine Corp.	78,300	132,327
*	Captaris, Inc.	78,928	383,590
*	Captiva Software Corp.	4,400	53,500

*	Caraco Pharmaceutical Laboratories, Ltd.	64,950	565,714
*	Caraustar Industries, Inc.	72,466	1,035,539
	CARBO Ceramics, Inc.	41,500	3,070,170
*	Cardiac Sciences, Inc.	144,900	265,167
*	Cardinal Financial Corp.	39,578	405,279
*	CardioDynamics International Corp.	126,602	555,783
* #	Cardiotech International, Inc.	45,963	101,119
	Carmike Cinemas, Inc.	31,628	1,103,501
	Carpenter Technology Corp.	59,900	4,050,438
*	Carreker Corp.	21,871	153,972
*	Carriage Services, Inc.	45,800	229,000
*	Carrier Access Corp.	87,689	610,315
*	Carrington Laboratories, Inc.	9,800	65,562
*	Carrizo Oil & Gas, Inc.	14,100	211,359
	Cascade Corp.	31,700	1,138,030
	Cascade Natural Gas Corp.	29,300	602,115
*	Casella Waste Systems, Inc. Class A	60,989	911,786
	Casey’s General Stores, Inc.	125,910	2,271,416
	Cash America International, Inc.	74,400	2,158,344
*	Castle (A.M.) & Co.	15,437	241,435
	Castle Energy Corp.	14,300	170,027
*	Casual Male Retail Group, Inc.	88,708	513,619
*	Catalina Lighting, Inc.	1,760	11,968
	Catalina Marketing Corp.	125,500	3,382,225
*	Catalyst Semiconductor, Inc.	47,440	232,456
*	Catalytica Energy Systems, Inc.	19,891	48,733
*	Catapult Communications Corp.	37,991	911,784
	Cato Corp. Class A	52,700	1,567,298
*	Cavalier Homes, Inc.	46,760	251,569
#	Cavalry Bancorp, Inc.	500	10,655
*	Cavco Industries, Inc.	7,704	206,698
	CCA Industries, Inc.	16,466	184,090
*	CCC Information Services Group, Inc.	57,848	1,267,450
*	CD Warehouse, Inc.	3,300	4
*	CD&L, Inc.	2,600	5,642
	CDI Corp.	50,000	1,040,500
*	CEC Entertainment, Inc.	76,950	2,977,965
*	Celadon Group, Inc.	25,179	547,391
*	Celebrity, Inc. Escrow Shares	1,300	0
	Celeritek, Inc.	28,800	21,888
* #	Cell Genesys, Inc.	113,552	683,583
* #	Cell Therapeutics, Inc.	153,500	1,516,580
*	Cellegy Pharmaceuticals, Inc.	64,796	130,499
*	CellStar Corp.	52,918	155,579
*	Centene Corp.	102,800	3,429,408
*	Centennial Communications Corp.	135,435	1,439,674
	Center Bancorp, Inc.	1,890	24,097
	Center Financial Corp.	12,960	289,008
*	Centillium Communications, Inc.	91,889	188,372
*	Centra Software, Inc.	63,344	165,961
	Central Bancorp, Inc.	1,600	46,288
*	Central European Distribution Corp.	42,627	1,641,992
*	Central Garden & Pet Co.	49,400	2,253,628
	Central Pacific Financial Corp.	72,300	2,588,340
	Central Parking Corp.	95,137	1,318,599

	Central Vermont Public Service Corp.	31,600	710,684
*	Century Aluminum Co.	83,190	2,704,507
	Century Bancorp, Inc. Class A	1,000	29,000
*	Century Business Services, Inc.	189,857	795,501
* #	Cenuco, Inc.	32,200	174,524
*	Cenveo, Inc.	122,800	458,044
*	Cepheid, Inc.	109,206	1,188,161
*	Ceradyne, Inc.	63,465	1,910,296
	CERBCO, Inc. Class A	200	1,872
*	Ceres Group, Inc.	86,295	462,541
*	Cerus Corp.	57,700	256,736
*	CEVA, Inc.	23,794	188,211
	CFS Bancorp, Inc.	23,720	336,824
	CH Energy Group, Inc.	41,000	1,892,150
*	Chad Therapeutics, Inc.	10,000	39,900
*	Champion Enterprises, Inc.	186,200	1,927,170
	Champion Industries, Inc.	9,674	42,179
*	Championship Auto Racing Teams, Inc.	8,900	1,357
*	Champps Entertainment, Inc.	32,440	289,365
*	Channell Commercial Corp.	6,600	51,348
*	Charles and Colvard, Ltd.	35,008	325,574
*	Charles River Associates, Inc.	9,000	382,140
*	Charlotte Russe Holding, Inc.	56,200	670,466
*	Charming Shoppes, Inc.	309,168	2,383,685
* #	Charter Communications, Inc.	482,485	882,948
	Charter Financial Corp.	22,811	825,530
	Chase Corp.	4,000	62,800
*	Chattem, Inc.	51,400	1,881,240
*	Chaus (Bernard), Inc.	1,300	1,287
*	Checkers Drive-In Restaurants, Inc.	29,007	414,800
*	Checkpoint Systems, Inc.	97,800	1,632,282
	Chemed Corp.	32,400	2,313,360
	Chemical Financial Corp.	65,373	2,170,384
*	Cherokee International Corp.	90	675
	Cherokee, Inc.	8,100	291,357
	Chesapeake Corp.	50,702	1,087,558
	Chesapeake Utilities Corp.	13,600	365,160
	Chester Valley Bancorp, Inc.	603	15,636
	Chicago Rivet & Machine Co.	200	6,150
*	chinadotcom Corp. Class A	4,282	15,287
	Chiquita Brands International, Inc.	106,196	2,423,393
	Chittenden Corp.	120,353	3,198,983
*	Cholestech Corp.	37,300	415,149
*	Chordiant Software, Inc.	173,200	301,368
	Christopher & Banks Corp.	92,513	1,523,689
*	ChromaVision Medical Systems, Inc.	20,200	30,502
*	Chromcraft Revington, Inc.	6,000	78,300
*	Chronimed, Inc.	24,201	189,252
	Churchill Downs, Inc.	14,400	643,104
* #	Chyron Corp.	33,400	13,694
*	Ciber, Inc.	162,312	1,215,717
*	CIENA Corp.	66,100	130,878
*	Cimarex Energy Co.	14,004	569,543
*	Cincinnati Bell, Inc.	613,200	2,698,080
*	Ciphergen Biosystems, Inc.	73,386	227,497

*	Ciprico, Inc.	4,900	19,404
	CIRCOR International, Inc.	39,790	994,750
*	Cirrus Logic, Inc.	220,318	1,031,088
	Citizens Banking Corp.	99,617	3,071,192
	Citizens South Banking Corp.	17,229	232,075
* #	Citizens, Inc.	94,186	527,442
	City Holding Co.	43,992	1,369,471
*	CKE Restaurants, Inc.	148,500	2,292,840
	Clarcor, Inc.	66,500	3,675,455
	Clark, Inc.	48,624	849,461
*	Clarus Corp.	33,800	292,370
*	Clayton Williams Energy, Inc.	9,200	290,720
*	Clean Harbors, Inc.	35,800	637,598
*	ClearOne Communications, Inc.	11,000	38,500
	Cleco Corp.	128,400	2,605,236
	Cleveland-Cliffs, Inc.	54,000	4,338,900
	Clinical Data, Inc.	1,787	28,413
*	Closure Medical Corp.	41,627	942,435
*	CMGI, Inc.	124,200	239,706
*	CMS Energy Corp.	205,675	2,496,894
*	CNA Surety Corp.	85,318	1,177,388
*	CNE Group, Inc.	2,000	480
*	CNET Networks, Inc.	344,700	3,119,535
	CNS, Inc.	36,320	616,714
	Coachmen Industries, Inc.	40,800	611,592
*	Coast Dental Services, Inc.	2,066	7,438
	Coast Distribution System, Inc.	5,600	41,440
*	Coastcast Corp.	7,600	17,860
	CoBiz, Inc.	12,825	256,500
*	Cobra Electronics Corp.	6,100	44,652
	Coca-Cola Bottling Co. Consolidated	6,000	321,720
*	Coeur d’Alene Mines Corp.	619,500	2,484,195
*	Cogent Communications Group, Inc.	6,713	4,498
	Cognex Corp.	119,800	3,318,460
*	Cognitronics Corp.	4,250	18,657
*	Coherent, Inc.	79,478	2,412,157
	Cohu, Inc.	56,074	1,022,229
*	Coinstar, Inc.	64,400	1,507,604
*	Coldwater Creek, Inc.	35,775	991,325
*	Collagenex Pharmaceuticals, Inc.	37,443	189,087
	Collegiate Pacific, Inc.	11,500	137,885
*	Collins & Aikman Corp.	209,060	416,029
	Collins Industries, Inc.	7,000	35,287
	Columbia Banking System, Inc.	40,487	963,591
*	Columbia Laboratories, Inc.	104,400	206,712
*	Columbus McKinnon Corp.	38,700	487,310
*	Comarco, Inc.	10,200	86,700
*	Comdial Corp.	600	390
*	Comforce Corp.	13,277	40,495
*	Comfort Systems USA, Inc.	100,800	778,176
* #	Commerce One, Inc.	51,000	8,542
	Commercial Bancshares, Inc.	5,665	227,166
	Commercial Capital Bancorp, Inc.	34,625	747,900
	Commercial Federal Corp.	102,100	2,790,393
	Commercial Metals Co.	103,100	3,587,880

	Commercial National Financial Corp.	3,200	73,667
*	Commonwealth Telephone Enterprises, Inc.	54,500	2,594,200
*	CommScope, Inc.	136,000	2,059,040
	Communications Systems, Inc.	8,200	104,468
	Community Bank System, Inc.	79,000	1,853,340
	Community Bankshares, Inc.	210	3,496
	Community Trust Bancorp, Inc.	15,103	450,371
	Community West Bancshares	5,500	65,175
*	Competitive Technologies, Inc.	6,100	82,289
*	Compex Technologies, Inc.	31,354	148,931
*	CompuCredit Corp.	119,010	3,560,779
*	Compudyne Corp.	20,004	96,619
*	Computer Horizons Corp.	37,400	139,876
*	Computer Network Technology Corp.	68,110	333,739
	Computer Programs & Systems, Inc.	31,100	803,313
*	Computer Task Group, Inc.	37,600	134,984
	CompX International, Inc.	5,100	85,068
*	Comstock Resources, Inc.	90,400	2,486,000
*	Comtech Telecommunications Corp.	37,200	1,337,712
	Concepts Direct, Inc.	600	324
*	Conceptus, Inc.	66,536	522,973
*	Concord Camera Corp.	52,056	94,742
*	Concord Communications, Inc.	47,600	490,756
*	Concur Technologies, Inc.	86,503	730,950
*	Concurrent Computer Corp.	151,900	315,952
*	Conexant Systems, Inc.	226,933	408,479
*	Congoleum Corp. Class A	3,600	20,052
*	Conmed Corp.	77,554	2,296,374
	Connecticut Water Services, Inc.	7,600	193,724
*	Connetics Corp.	92,560	2,290,860
*	Conrad Industries, Inc.	7,200	14,256
*	Consolidated Freightways Corp.	550	1
*	Consolidated Graphics, Inc.	35,482	1,846,838
	Consolidated-Tokoma Land Co.	6,100	268,705
*	Constar International, Inc.	20,900	146,509
*	Consumer Portfolio Services, Inc.	3,300	17,292
*	Continental Airlines, Inc.	172,800	1,850,688
*	Continental Materials Corp.	200	5,718
*	Convera Corp.	97,374	571,585
*	Convergence Systems, Inc.	1	0
* #	Cooker Restaurant Corp.	6,500	33
	Cooper Tire & Rubber Co.	83,900	1,623,465
	Cooperative Bankshares, Inc.	2,100	37,485
*	Copper Mountain Networks, Inc.	16,910	22,828
*	Corautus Genetics, Inc.	1,542	8,126
*	Core Molding Technologies, Inc.	7,700	23,177
*	Corillian Corp.	95,577	303,935
*	Corinthian Colleges, Inc.	137,000	2,368,730
*	Corio, Inc.	111,300	310,527
*	Corixa Corp.	154,558	599,685
	Corn Products International, Inc.	40,400	1,129,988
*	Cornell Companies, Inc.	35,200	501,952
*	Correctional Services Corp.	20,512	55,588
*	Corrections Corporation of America	91,700	3,451,588
*	Corrpro Companies, Inc.	7,275	6,620

	Corus Bankshares, Inc.	69,644	3,443,896
*	Corvel Corp.	10,900	243,070
*	Cosine Communications, Inc.	23,321	54,804
*	Cost Plus, Inc.	54,075	1,521,130
*	CoStar Group, Inc.	47,611	1,753,513
*	Cost-U-Less, Inc.	3,000	30,450
	Courier Corp.	4,275	229,482
*	Covansys Corp.	48,200	568,760
*	Covenant Transport, Inc. Class A	31,455	648,917
*	Covista Communications, Inc.	3,000	5,310
	CPAC, Inc.	5,120	25,293
*	CPI Aerostructures, Inc.	13,566	149,904
	CPI Corp.	11,200	167,776
	Craftmade International, Inc.	12,700	266,827
	Crawford & Co. Class A	27,300	191,646
	Crawford & Co. Class B	25,300	176,847
*	Cray, Inc.	222,748	837,532
*	Credence Systems Corp.	214,047	1,877,192
*	Credit Acceptance Corp.	93,895	2,145,501
* #	Critical Path, Inc.	33,200	29,880
*	Criticare Systems, Inc.	29,800	94,466
	Crompton Corp.	286,900	3,930,530
*	Cross (A.T.) Co. Class A	14,700	78,645
*	Cross Country Healthcare, Inc.	81,657	1,248,536
*	Crossroads Systems, Inc.	42,500	50,575
*	Crown Andersen, Inc.	1,000	1,150
*	Crown Media Holdings, Inc.	191,247	1,746,085
* #	CryoLife, Inc.	60,700	473,460
*	CSG Systems International, Inc.	132,632	2,268,007
*	CSK Auto Corp.	117,000	1,860,300
*	CSP, Inc.	3,500	28,091
	CSS Industries, Inc.	12,900	425,184
	CT Communications, Inc.	47,760	532,524
*	CTI Molecular Imaging, Inc.	23,500	385,635
	CTS Corp.	93,359	1,227,671
	Cubic Corp.	66,800	1,251,832
*	Cubist Pharmaceuticals, Inc.	127,040	1,308,512
*	Culp, Inc.	25,400	157,480
*	Cumulus Media, Inc. Class A	145,693	2,061,556
*	CUNO, Inc.	44,508	2,501,350
*	CuraGen Corp.	130,360	720,891
*	Curative Health Services, Inc.	39,000	170,040
*	Curis, Inc.	122,949	501,632
	Curtiss-Wright Corp.	11,600	644,380
	Cutter & Buck, Inc.	26,724	418,231
*	CV Therapeutics, Inc.	90,005	1,973,810
	CVB Financial Corp.	155,158	2,901,455
*	Cyberguard Corp.	79,385	562,046
*	Cyberonics, Inc.	62,100	2,328,129
*	Cyberoptics Corp.	22,854	311,957
*	Cybersource Corp.	86,500	465,370
*	Cybex International, Inc.	8,700	33,060
*	Cycle Country Accessories Corp.	12,400	65,100
* #	Cygnus, Inc.	100	12
*	Cymer, Inc.	96,186	2,780,256

*	Cypress Bioscience, Inc.	77,033	919,774
*	Cypress Semiconductor Corp.	307,600	4,331,008
*	Cytogen Corp.	40,270	511,832
* #	CytRx Corp.	1,700	2,125
	D&E Communications, Inc.	37,074	395,580
	D&K Healthcare Resources, Inc.	36,630	282,051
*	Daily Journal Corp.	200	8,855
*	Daktronics, Inc.	49,379	1,078,931
*	Dan River, Inc. Class A	100	0
*	Danielson Holding Corp.	107,650	1,748,236
*	Darling International, Inc.	166,200	698,040
*	Data I/O Corp.	7,600	23,568
*	Data Systems & Software, Inc.	7,300	6,205
*	Datalink Corp.	13,300	32,984
*	Dataram Corp.	21,500	104,060
	Datascope Corp.	38,434	1,352,108
*	Datastream Systems, Inc.	20,100	134,670
* #	DataTRAK International, Inc.	5,200	83,200
*	Datawatch Corp.	4,132	17,313
*	Dave & Busters, Inc.	13,200	260,304
*	Dawson Geophysical Co.	5,400	134,406
*	Daxor Corp.	4,600	106,352
	Deb Shops, Inc.	19,299	548,092
*	Deckers Outdoor Corp.	9,200	377,292
	Decorator Industries, Inc.	2,762	22,441
*	Del Global Technologies Corp.	10,927	29,230
*	Delphax Technologies, Inc.	6,100	19,825
	Delphi Financial Group, Inc. Class A	72,250	3,220,905
	Delta & Pine Land Co.	100,400	2,910,596
* #	Delta Air Lines, Inc.	323,500	1,501,040
	Delta Apparel, Inc.	5,240	155,628
	Delta Financial Corp.	52,100	429,825
	Delta Natural Gas Co., Inc.	7,020	187,574
*	Delta Petroleum Corp.	98,318	1,520,979
*	Delta Woodside Industries, Inc.	5,850	4,738
	Deltic Timber Corp.	31,671	1,453,699
*	Denali, Inc.	4,300	0
*	Denbury Resources, Inc.	112,000	3,804,640
* #	Dendreon Corp.	153,381	1,007,713
*	Dendrite International, Inc.	108,508	1,666,683
*	Department 56, Inc.	34,400	568,288
*	DepoMed, Inc.	86,600	353,328
*	Detrex Corp.	500	1,087
*	Devcon International Corp.	3,600	51,955
*	DeVry, Inc.	183,000	3,180,540
*	DHB Industries, Inc.	114,200	1,620,498
	Diagnostic Products Corp.	75,800	3,458,754
*	DiamondCluster International, Inc.	89,050	1,525,426
*	Diedrich Coffee, Inc.	4,025	22,741
*	Digene Corp.	51,900	1,247,157
*	Digi International, Inc.	57,692	871,149
*	Digimarc Corp.	43,365	335,645
*	Digital Angel Corp.	97,200	432,540
*	Digital Generation Systems, Inc.	114,900	175,797
*	Digital Impact, Inc.	56,900	113,800

*	Digital Insight Corp.	92,800	1,489,440
*	Digital Lightwave, Inc.	49,700	51,191
*	Digital River, Inc.	87,700	2,642,401
*	Digital Theater Systems, Inc.	9,779	180,520
*	Digitas, Inc.	225,456	2,232,014
	Dime Community Bancshares	96,600	1,507,926
	DIMON, Inc.	116,729	756,404
*	Diodes, Inc.	12,150	312,376
*	Dionex Corp.	54,215	3,120,615
*	Discovery Laboratories, Inc.	84,504	496,038
*	Discovery Partners International, Inc.	67,453	303,538
*	Display Technologies, Inc.	11,330	13
*	Distributed Energy Systems Corp.	86,750	344,397
*	Ditech Communications Corp.	89,455	1,123,555
*	Diversa Corp.	113,578	754,158
*	Dixie Group, Inc.	30,100	556,549
*	DJ Orthopedics, Inc.	55,800	1,345,338
*	DLB Oil & Gas, Inc.	1,300	0
*	DocuCorp International, Inc.	28,253	246,366
*	Document Sciences Corp.	14,200	80,230
*	Dollar Thrifty Automotive Group, Inc.	65,100	2,007,033
*	Dominion Homes, Inc.	5,800	111,476
	Donegal Group, Inc. Class A	7,266	173,439
	Donegal Group, Inc. Class B	2,933	64,819
*	Dot Hill Systems Corp.	108,860	686,907
*	DoubleClick, Inc.	317,818	2,475,802
*	DOV Pharmaceutical, Inc.	55,728	837,035
	Dover Downs Gaming & Entertainment, Inc.	9,910	125,361
	Dover Motorsports, Inc.	41,400	239,706
	Downey Financial Corp.	36,476	2,285,221
*	DPAC Technologies Corp.	17,500	8,750
*	Drew Industries, Inc.	26,800	1,004,196
*	Dril-Quip, Inc.	45,000	1,395,000
*	DRS Technologies, Inc.	48,500	2,003,535
*	drugstore.com, Inc.	209,800	478,344
*	DSP Group, Inc.	72,800	1,832,740
*	DT Industries, Inc.	10,300	57
*	Duckwall-ALCO Stores, Inc.	4,100	74,825
*	Ducommun, Inc.	25,700	524,280
*	DuPont Photomasks, Inc.	40,255	1,060,317
#	Duquesne Light Holdings, Inc.	129,700	2,429,281
*	Dura Automotive Systems, Inc.	48,400	350,900
*	DuraSwitch Industries, Inc.	10,500	22,890
*	Duratek, Inc.	13,500	309,420
* #	Durect Corp.	135,966	422,854
*	DUSA Pharmaceuticals, Inc.	43,900	571,578
*	Dyax Corp.	79,400	412,880
*	Dycom Industries, Inc.	126,566	3,410,954
* #	Dynacq Healthcare, Inc.	22,200	105,450
*	Dynamex, Inc.	29,500	557,550
* #	Dynamic Materials Corp.	2,000	41,960
*	Dynamics Research Corp.	16,098	267,388
*	Dynegy, Inc.	63,200	262,912
*	E Com Ventures, Inc.	2,175	26,687
*	E-Loan, Inc.	165,700	528,583

	E-Z-EM, Inc.	8,562	115,758
*	E.piphany, Inc.	191,511	664,543
	Eagle Materials, Inc.	22,200	1,854,366
	Eagle Materials, Inc. Class B	20,500	1,656,400
*	EarthLink, Inc.	184,575	1,611,340
	Eastern Co.	4,950	116,325
*	EasyLink Services Corp.	7,969	8,607
*	Echelon Corp.	100,806	702,618
*	Eclipsys Corp.	17,600	271,040
*	eCollege.com	53,775	621,639
	Ecology & Environment, Inc. Class A	2,000	15,200
*	Eden Bioscience Corp.	7,700	5,775
*	EDGAR Online, Inc.	15,200	37,240
*	Edge Petroleum Corp.	41,613	714,495
*	Edgewater Technology, Inc.	11,569	58,423
	EDO Corp.	52,000	1,653,600
	Educational Development Corp.	1,800	18,900
	EFC Bancorp, Inc.	4,600	121,394
*	EFJ, Inc.	7,800	67,080
*	eFunds Corp.	127,006	2,824,613
*	EGL, Inc.	113,996	3,619,373
*	El Paso Electric Co.	123,200	2,460,304
*	Electro Rent Corp.	64,261	893,871
*	Electro Scientific Industries, Inc.	58,693	1,326,462
*	Electroglas, Inc.	56,200	232,106
*	Electronics Boutique Holdings Corp.	60,730	2,297,416
*	Electronics for Imaging, Inc.	134,700	2,231,979
*	Elizabeth Arden, Inc.	70,900	1,818,585
	ElkCorp	51,600	1,980,408
*	eLoyalty Corp.	6,700	48,776
*	ELXSI Corp.	1,800	6,795
*	EMAK Worldwide, Inc.	5,700	56,430
*	Embarcadero Technologies, Inc.	63,250	426,937
*	Embrex, Inc.	16,700	196,225
	EMC Insurance Group, Inc.	11,300	218,994
*	EMCOR Group, Inc.	37,900	1,827,917
*	EMCORE Corp.	111,961	335,883
*	Emerging Vision, Inc.	25,700	3,855
*	Emeritus Corp.	14,100	211,359
*	Emerson Radio Corp.	67,022	247,311
* #	Emisphere Technologies, Inc.	46,156	216,010
*	Emmis Communications Corp. Class A	128,900	2,410,430
	Empire District Electric Co.	66,600	1,514,484
*	EMS Technologies, Inc.	28,274	427,220
*	Emulex Corp.	206,800	3,494,920
*	En Pointe Technologies, Inc.	6,500	23,920
*	Encore Acquisition Co.	81,500	3,467,825
*	Encore Capital Group, Inc.	57,300	1,175,223
*	Encore Medical Corp.	131,300	686,699
*	Encore Wire Corp.	57,788	692,878
*	Encysive Pharmaceuticals, Inc.	149,998	1,652,978
*	Endeavour International Corp.	176,000	755,040
* #	Endocare, Inc.	25,800	75,852
*	Endologix, Inc.	81,200	505,064
* #	Energy Conversion Devices, Inc.	61,697	1,256,768

*	Energy Partners, Ltd.	85,700	2,215,345
*	Energy West, Inc.	3,900	24,652
	EnergySouth, Inc.	19,603	565,743
*	Enesco Group, Inc.	36,000	294,480
	Engineered Support Systems, Inc.	58,609	3,239,906
* #	ENGlobal Corp.	1,700	4,063
	Ennis, Inc.	66,100	1,128,988
*	Enpath Medical, Inc.	11,600	93,844
*	EnPro Industries, Inc.	51,700	1,443,981
*	Entegris, Inc.	188,038	1,816,447
*	Enterrasys Networks, Inc.	378,100	559,588
*	Entravision Communications Corp.	149,817	1,228,499
* #	Entremed, Inc.	92,500	276,575
*	Entrust, Inc.	156,600	632,664
*	Environmental Technologies Corp.	3,700	20
*	Environmental Tectonics Corp.	7,100	41,393
*	Enzo Biochem, Inc.	84,304	1,371,626
*	Enzon Pharmaceuticals, Inc.	51,600	554,700
*	EP Medsystems, Inc.	14,900	54,534
*	Epicor Software Corp.	132,855	2,056,595
*	Epimmune, Inc.	22,900	31,190
*	EPIQ Systems, Inc.	46,450	589,915
*	EPIX Pharmaceuticals, Inc.	57,628	482,346
*	ePlus, Inc.	20,890	273,868
*	Epoch Holding Corp.	8,400	38,640
*	ePresence, Inc. Escrow Shares	25,100	3,263
* #	Equimed Inc. Nevis	2,250	0
*	Equinix, Inc.	48,000	2,101,920
*	eResearch Technology, Inc.	133,710	2,081,865
*	Ergo Science Corp.	7,150	19,662
	ESB Financial Corp.	11,762	162,316
*	Escalon Medical Corp.	3,200	17,408
*	ESCO Technologies, Inc.	32,000	2,586,560
*	eSpeed, Inc.	81,200	729,176
	Espey Manufacturing & Electronics Corp.	400	10,520
*	ESS Technology, Inc.	93,700	528,468
*	Esterline Technologies Corp.	65,200	2,143,776
	Ethan Allen Interiors, Inc.	91,400	3,211,796
*	Euronet Worldwide, Inc.	83,527	2,164,185
*	Evans & Sutherland Computer Corp.	10,400	66,560
*	Evercel, Inc.	766	548
*	Evergreen Solar, Inc.	123,100	728,752
*	Everlast Worldwide, Inc.	1,500	15,840
*	Evolving Systems, Inc.	12,600	39,186
* #	Exabyte Corp.	600	174
*	Exact Sciences Corp.	68,105	316,688
*	Exactech, Inc.	10,800	192,348
*	Exar Corp.	107,608	1,520,501
*	Excel Technology, Inc.	30,172	692,447
*	Exelixis, Inc.	190,923	1,357,463
*	Exponent, Inc.	6,700	162,006
*	ExpressJet Holdings, Inc.	135,700	1,519,840
*	Extended Systems, Inc.	11,100	52,281
*	Extreme Networks, Inc.	314,221	1,828,766
*	EZCORP, Inc. Class A Non-Voting	10,800	208,332

*	Ezenia! Inc.	200	180
	F.N.B. Corp.	129,920	2,472,378
*	F5 Networks, Inc.	64,800	3,569,832
*	Fab Industries, Inc.	5,200	20,852
	Factset Research Systems, Inc.	85,500	2,820,645
*	Fairchild Corp. Class A	56,152	185,863
* #	FalconStor Software, Inc.	122,705	890,838
*	Famous Dave’s of America, Inc.	29,525	329,499
*	Fargo Electronics	31,500	435,015
	Farmer Brothers Co.	19,000	476,140
*	Faro Technologies, Inc.	36,260	959,077
	FBL Financial Group, Inc. Class A	68,700	1,878,945
*	Featherlite, Inc.	6,500	44,395
	Fedders Corp.	100,910	310,803
	Federal Agriculture Mortgage Corporation	27,100	522,488
	Federal Screw Works	1,562	49,203
	Federal Signal Corp.	120,300	1,893,522
* #	Federal-Mogul Corp.	57,900	18,817
*	FEI Co.	86,558	2,142,310
*	Female Health Co.	9,300	17,205
	Ferro Corp.	108,900	2,131,173
	FFLC Bancorp, Inc.	5,400	222,534
*	Fibermark, Inc.	100	2
* #	Fiberstars, Inc.	18,900	148,932
	Fidelity Bankshares, Inc.	62,548	1,609,986
*	Fidelity Federal Bancorp	2,500	4,500
	Fidelity Southern Corp.	8,800	154,880
*	Filenet Corp.	107,480	2,517,182
	Financial Federal Corp.	43,600	1,485,888
*	Financial Industries Corp.	12,482	92,055
*	FindWhat.com	75,600	831,600
*	Finisar Corp.	366,256	545,721
	Finish Line, Inc. Class A	110,834	2,267,664
*	Finlay Enterprises, Inc.	19,000	229,330
*	Firebrand Financial Group, Inc.	9,100	682
*	First Acceptance Corp.	71,400	737,562
	First Albany Companies, Inc.	9,098	82,246
*	First Aviation Services, Inc.	6,200	25,916
	First Bancorp	9,315	232,223
*	First Bank of Delaware	6,967	28,704
*	First Cash Financial Services, Inc.	41,581	1,005,013
	First Charter Corp.	77,808	1,836,269
	First Citizens BancShares, Inc.	1,300	192,127
	First Commonwealth Financial Corp.	175,451	2,489,650
	First Community Bancorp	40,400	1,744,876
	First Community Bancshares, Inc.	27,461	880,949
*	First Consulting Group, Inc.	59,603	360,598
	First Defiance Financial Corp.	6,859	195,481
	First Federal Bancshares of Arkansas, Inc.	5,800	140,998
	First Financial Bancorp	111,257	2,017,089
	First Financial Bankshares, Inc.	15,395	692,159
	First Financial Corp.	2,550	81,574
	First Financial Holdings, Inc.	31,964	923,440
	First Franklin Corp.	300	5,682
*	First Horizon Pharmaceutical Corp.	91,964	1,511,888

	First Indiana Corp.	39,215	988,218
*	First Investors Financial Services Group, Inc.	5,400	25,920
	First Keystone Financial, Inc.	2,000	45,880
	First M&F Corp.	2,100	72,649
*	First Mariner Bancorp	4,900	88,690
	First Merchants Corp.	45,708	1,207,605
	First Midwest Bancorp, Inc.	7,375	251,709
	First Mutual Bancshares, Inc.	5,013	130,263
	First Niagara Financial Group, Inc.	269,404	3,688,141
	First Oak Brook Bancshares, Inc.	3,150	94,374
#	First PacTrust Bancorp, Inc.	8,200	220,170
	First Place Financial Corp.	36,546	727,631
	First Republic Bank	40,250	2,137,275
	First State Bancorporation	18,338	649,899
	First United Corp.	3,500	70,665
	Firstbank Corp.	2,976	82,962
	FirstBank NW Corp.	2,928	82,892
*	FirstCity Financial Corp.	27,700	341,541
*	FirstFed Financial Corp.	42,900	2,192,190
*	Firstwave Technologies, Inc.	2,600	4,706
*	Fischer Imaging Corp.	9,100	39,585
*	Five Star Quality Care, Inc.	30,200	256,700
	Flag Financial Corp.	6,500	100,425
	Flagstar Bancorp, Inc.	159,500	3,277,725
	Flamemaster Corp.	189	1,588
*	Flanders Corp.	68,397	715,433
*	Fleetwood Enterprises, Inc.	144,200	1,394,414
	Flexsteel Industries, Inc.	6,100	95,776
	Florida East Coast Industries, Inc.	79,400	3,414,200
	Florida Public Utilities Co.	3,866	72,140
* #	Flow International Corp.	33,300	146,853
	Flowers Foods, Inc.	112,425	3,372,750
*	Flowserve Corp.	138,200	3,453,618
	Flushing Financial Corp.	49,914	898,452
* #	FLYi, Inc.	68,000	99,280
*	FMC Corp.	58,300	2,877,688
	FMS Financial Corp.	3,300	66,825
	FNB Corp.	2,700	54,405
	FNB Financial Services Corp.	2,625	58,826
*	Foamex International, Inc.	58,623	148,316
*	FOCUS Enhancements, Inc.	3,132	3,633
*	Foodarama Supermarkets, Inc.	1,100	42,075
	Foothill Independent Bancorp	6,555	163,154
*	Footstar, Inc.	27,600	157,320
*	Forgent Networks, Inc.	62,300	134,630
*	FormFactor, Inc.	30,000	689,100
*	Forrester Research, Inc.	54,929	862,385
*	Forward Air Corp.	53,734	2,379,342
*	Foster (L.B.) Co. Class A	10,000	94,500
*	Foster Wheeler, Ltd.	2,030	36,438
*	Foundry Networks, Inc.	42,300	438,651
*	Fountain Powerboat Industries, Inc.	4,700	25,615
*	FPIC Insurance Group, Inc.	26,046	900,671
	Frankfort First Bancorp, Inc.	850	19,805
*	Franklin Bank Corp.	10,110	165,298

*	Franklin Covey Co.	19,300	49,987
	Franklin Electric Co., Inc.	21,600	847,152
*	Franklin Electronic Publishers, Inc.	7,900	28,440
	Fred’s, Inc.	99,150	1,670,677
	Frequency Electronics, Inc.	8,300	125,330
*	Fresh Brands, Inc.	5,100	38,250
#	Friedman Industries, Inc.	6,158	54,929
*	Friedmans, Inc. Class A	35,240	58,146
*	Friendly Ice Cream Corp.	7,300	58,400
	Frisch’s Restaurants, Inc.	4,900	130,438
*	Frontier Airlines, Inc.	92,643	782,833
	Frontier Oil Corp.	67,400	2,160,844
*	Frozen Food Express Industries, Inc.	45,199	524,760
*	FSI International, Inc.	74,000	342,620
*	FTI Consulting, Inc.	109,525	2,080,975
* #	FuelCell Energy, Inc.	125,254	1,352,743
	Fuller (H.B.) Co.	71,509	1,905,000
	Furniture Brands International, Inc.	133,700	3,105,851
* #	FX Energy, Inc.	19,400	247,932
	G & K Services, Inc. Class A	48,305	2,072,768
*	G-III Apparel Group, Ltd.	6,700	51,657
	Gabelli Asset Management, Inc.	15,700	694,882
* #	Gadzooks, Inc.	13,600	986
*	Gaiam, Inc.	5,500	28,985
*	Galaxy Nutritional Foods, Inc.	11,500	25,760
*	GameStop Corp.	52,100	1,011,261
	GameTech International, Inc.	11,100	42,735
*	Gaming Partners International Corp.	4,100	63,632
* #	Gardenburger, Inc.	4,000	280
*	Gardner Denver Machinery, Inc.	49,688	2,042,674
*	Gartner Group, Inc.	211,600	2,037,708
*	Gartner, Inc.	27,100	257,450
	Gateway Financial Holdings, Inc.	16,232	303,717
*	Gateway, Inc.	135,000	634,500
	GATX Corp.	118,700	3,558,626
*	Gaylord Entertainment Co.	87,363	3,739,136
	GB & T Bancshares, Inc.	875	20,335
*	Gehl Co.	15,400	420,882
*	Genaera Corp.	23,000	71,300
*	Genaissance Pharmaceuticals, Inc.	64,350	107,464
	Gencorp, Inc.	99,711	1,861,604
*	Gene Logic, Inc.	79,172	250,184
*	Genecor International, Inc.	149,108	2,868,838
*	Genelabs Technologies, Inc.	73,502	59,537
*	General Binding Corp.	13,300	178,486
*	General Cable Corp.	102,200	1,217,202
*	General Communications, Inc. Class A	135,181	1,261,239
*	General Employment Enterprises, Inc.	3,100	6,076
*	Genesco, Inc.	55,700	1,641,479
*	Genesee & Wyoming, Inc.	60,650	1,462,271
*	Genesee Corp. Class B	200	415
*	Genesis HealthCare Corp.	49,450	2,036,351
*	Genesis Microchip, Inc.	61,562	907,424
*	Genlyte Group, Inc.	31,500	2,829,330
*	Genta, Inc.	174,220	221,259

*	Gentek, Inc.	8,000	385,040
*	Gentiva Health Services, Inc.	13,950	234,918
*	Genus, Inc.	71,321	158,333
*	GenVec, Inc.	116,369	223,428
	Georgia Gulf Corp.	69,400	3,665,014
*	Gerber Scientific, Inc.	55,700	357,037
*	Geron Corp.	114,009	796,923
	Gevity HR, Inc.	67,810	1,231,430
*	Giant Group, Ltd.	7	2,667
*	Giant Industries, Inc.	30,500	965,630
	Gibraltar Industries, Inc.	41,200	1,016,404
*	Giga-Tronics, Inc.	4,600	15,640
	Glacier Bancorp, Inc.	61,317	1,941,296
*	Glacier Water Services, Inc.	3,600	93,960
	Glatfelter (P.H.) Co.	109,700	1,625,754
*	Glenayre Technologies, Inc.	136,427	326,061
* #	Global e-Point, Inc.	3,008	10,077
*	Global Imaging Systems, Inc.	57,956	2,059,756
*	Global Payment Technologies, Inc.	5,500	40,150
*	Global Power Equipment Group, Inc.	115,900	1,136,979
*	Globecomm Systems, Inc.	16,500	102,135
*	Glowpoint, Inc.	58,350	125,452
*	GoAmerica, Inc.	56	338
	Gold Banc Corp.	63,565	903,259
	Golden Enterprises, Inc.	11,800	47,200
*	Goodrich Petroleum Corp.	51,300	1,157,841
	Goody’s Family Clothing, Inc.	43,942	412,615
*	GoRemote Internet Communications, Inc.	74,000	125,800
	Gorman-Rupp Co.	9,968	219,894
*	Gottschalks, Inc.	12,700	112,014
*	GP Strategies Corp.	14,560	116,917
*	Graftech International, Ltd.	243,700	2,251,788
	Graham Corp.	1,000	16,200
	Granite Construction, Inc.	103,500	2,754,135
*	Graphic Packaging Corp.	301,300	1,828,891
	Gray Television, Inc.	107,960	1,569,738
	Gray Television, Inc. Class A	6,800	87,720
	Great American Financial Resources, Inc.	18,300	305,061
*	Great Atlantic & Pacific Tea Co., Inc.	96,400	1,071,968
	Great Lakes Chemical Corp.	127,700	3,409,590
	Great Southern Bancorp, Inc.	13,600	458,048
	Greater Bay Bancorp	127,512	3,229,879
	Greater Communications Bancorp	3,690	59,409
*	Green Mountain Coffee, Inc.	17,830	464,471
	Green Mountain Power Corp.	12,300	356,700
	Greenbrier Companies, Inc.	14,100	381,123
	Greene County Bancshares, Inc.	1,900	51,490
#	Grey Global Group, Inc.	200	226,156
*	Grey Wolf, Inc.	472,000	3,063,280
*	Griffin Land & Nurseries, Inc. Class A	2,200	58,300
*	Griffon Corp.	72,380	1,664,740
*	Group 1 Automotive, Inc.	57,100	1,578,815
*	Grubb & Ellis Co.	14,900	68,540
*	GSI Commerce, Inc.	102,228	1,466,972
* #	GSV, Inc.	1,800	270

*	GTC Biotherapeutics, Inc.	59,964	105,537
*	GTSI Corp.	22,020	211,392
	Guaranty Bancshares, Inc.	3,000	65,220
	Guaranty Federal Bancshares, Inc.	3,000	70,020
*	Guess, Inc.	110,380	1,627,001
*	Guilford Pharmaceuticals, Inc.	111,020	502,921
*	Guitar Center, Inc.	59,900	3,628,742
	Gulf Island Fabrication, Inc.	30,377	731,174
*	Gulfmark Offshore, Inc.	49,600	1,349,616
*	Gymboree Corp.	77,374	927,714
*	Ha-Lo Industries, Inc.	64,900	45
*	Haemonetics Corp.	63,500	2,633,980
	Haggar Corp.	6,300	129,213
*	Hain Celestial Group, Inc.	90,395	1,687,675
*	Halifax Corp.	1,000	4,805
*	Hammons (John Q.) Hotels, Inc. Class A	5,200	115,284
*	Hampshire Group, Ltd.	4,000	150,780
	Hancock Fabrics, Inc.	47,700	410,220
	Hancock Holding Co.	81,129	2,487,415
	Handleman Co.	55,223	1,138,146
*	Hanger Orthopedic Group, Inc.	49,552	301,276
	Hanmi Financial Corp.	11,000	194,590
*	Hanover Compressor Co.	217,000	2,873,080
	Harbor Florida Bancshares, Inc.	59,291	2,012,337
	Hardinge, Inc.	8,800	129,184
	Harland (John H.) Co.	69,500	2,550,650
	Harleysville Group, Inc.	75,102	1,590,660
	Harleysville National Corp.	64,734	1,527,722
*	Harmonic, Inc.	180,646	1,978,074
*	Harolds Stores, Inc.	2,308	2,908
*	Harris Interactive, Inc.	149,900	749,500
*	Hartmarx Corp.	45,900	381,888
*	Harvard Bioscience, Inc.	75,400	307,632
*	Harvest Natural Resources, Inc.	91,300	1,145,815
*	Hastings Entertainment, Inc.	22,800	166,896
*	Hastings Manufacturing Co.	700	2,170
*	Hauppauge Digital, Inc.	8,800	42,240
	Haverty Furniture Co., Inc.	15,700	254,340
	Haverty Furniture Co., Inc. Class A	400	6,508
*	Hawaiian Holdings, Inc.	29,875	193,889
*	Hawk Corp.	8,500	79,815
	Hawkins, Inc.	10,200	122,910
*	Hayes Lemmerz International, Inc.	38,810	294,956
*	Headwaters, Inc.	84,800	2,727,168
*	HealthAxis, Inc.	750	1,867
	Healthcare Services Group, Inc.	16,650	382,783
*	HealthExtras, Inc.	92,376	1,499,262
*	HealthTronics Surgical Services, Inc.	82,710	818,002
	Heartland Express, Inc.	143,904	2,965,861
	Heartland Financial USA, Inc.	5,779	118,123
*	Hecla Mining Co.	295,700	1,667,748
	Hector Communications Corp.	3,500	73,150
*	HEI, Inc.	6,000	18,900
	Heico Corp.	24,900	563,487
	Heico Corp. Class A	26,465	465,784

*	Heidrick & Struggles International, Inc.	47,700	1,628,478
	Helix Technology Corp.	64,524	1,111,103
	Helmerich & Payne, Inc.	9,900	396,396
* #	Hemispherx Biopharma, Inc.	95,100	156,915
*	Hercules, Inc.	208,900	2,995,626
*	Heritage Commerce Corp.	2,800	50,848
	Heritage Financial Corp.	7,500	162,075
*	Herley Industries, Inc.	35,800	647,622
*	Hexcel Corp.	134,000	2,228,420
	HF Financial Corp.	3,630	77,537
*	Hi-Shear Technology Corp.	8,600	39,990
*	Hi-Tech Pharmacal, Inc.	19,050	302,704
*	HI/FN, Inc.	10,400	86,008
*	Hibbett Sporting Goods, Inc.	58,670	1,634,546
	Hickory Tech Corp.	13,900	146,923
	Hilb Rogal Hamilton Co.	89,900	3,084,469
*	Hines Horticulture, Inc.	22,000	89,760
	Hirsch International Corp. Class A	3,300	3,429
	HMN Financial, Inc.	4,400	141,460
*	HMS Holdings Corp.	47,288	345,202
*	Hoenig Group Escrow Shares	7,900	0
	Hollinger International, Inc. Class A	189,200	2,175,800
*	Hollis-Eden Pharmaceuticals, Inc.	48,253	364,793
	Holly Corp.	37,200	1,402,440
*	Hollywood Entertainment Corp.	130,573	1,784,933
*	Hollywood Media Corp.	76,346	400,816
*	Hologic, Inc.	52,000	1,921,400
	Home Federal Bancorp	4,300	108,790
	Home Loan Financial Corp.	1,700	35,487
*	HomeStore, Inc.	273,821	651,694
	Hooper Holmes, Inc.	162,600	720,318
	HopFed Bancorp, Inc.	2,100	34,272
	Horace Mann Educators Corp.	107,038	2,008,033
	Horizon Financial Corp.	24,356	511,476
*	Horizon Health Corp.	9,900	346,490
* #	Horizon Offshore, Inc.	48,983	44,085
*	Hot Topic, Inc.	113,800	2,430,768
*	Houston Exploration Co.	49,997	2,894,826
*	Hub Group, Inc. Class A	7,000	407,050
*	Hudson Highland Group, Inc.	4,260	71,057
*	Hudson Technologies, Inc.	5,000	4,450
	Hughes Supply, Inc.	9,830	301,289
*	Human Genome Sciences, Inc.	44,310	494,500
*	Hurco Companies, Inc.	5,600	97,552
*	Hutchinson Technology, Inc.	62,600	2,044,516
*	Huttig Building Products, Inc.	5,300	57,134
*	Hydril Co.	45,000	2,703,150
*	Hypercom Corp.	129,900	610,530
* #	HyperFeed Technologies, Inc.	1,450	3,625
*	Hyperion Solutions Corp.	58,073	2,931,525
*	I-Flow Corp.	54,200	925,194
*	I-many, Inc.	47,700	75,843
*	I-Sector Corp.	10,400	59,904
* #	I-Trax, Inc.	58,600	94,346
*	I.C. Isaacs & Co., Inc.	7,200	52,560

	IBERIABANK Corp.	19,853	1,168,151
*	Ibis Technology Corp.	26,700	77,163
*	iCAD, Inc.	3,600	15,120
*	ICO, Inc.	14,320	50,406
*	ICT Group, Inc.	19,274	161,902
* #	ICU Medical, Inc.	33,950	1,039,549
	IDACORP, Inc.	104,200	3,012,422
*	Identix, Inc.	253,512	1,516,002
*	IDT Corp.	45,278	664,681
*	IDT Corp. Class B	170,400	2,610,528
*	IDX Systems Corp.	76,151	2,612,741
*	iGATE Capital Corp.	131,275	539,540
*	IGI, Inc.	2,100	2,730
*	Igo Escrow Share	4,100	0
	IHOP Corp.	49,800	2,344,584
*	II-VI, Inc.	36,370	1,418,794
	IKON Office Solutions, Inc.	136,960	1,444,928
*	Illumina, Inc.	94,842	785,292
	ILX Resorts, Inc.	2,900	27,405
*	Image Entertainment, Inc.	47,500	273,125
* #	ImageWare Systems, Inc.	5,500	17,875
	Imation Corp.	85,000	2,923,150
*	Immersion Corp.	58,100	394,499
* #	Immtech International, Inc.	27,200	378,080
*	Immucor, Inc.	117,218	3,481,961
*	ImmunoGen, Inc.	101,753	598,308
*	Immunomedics, Inc.	135,200	359,632
*	IMPAC Medical Systems, Inc.	10,400	246,688
*	Impath, Inc.	21,600	93,960
*	Impax Laboratoroes, Inc.	146,244	2,494,923
*	IMPCO Technologies, Inc.	46,620	270,396
* #	Imperial Sugar Co.	14,551	0
	Imperial Sugar Co.	25,220	363,672
* #	Implant Sciences Corp.	22,300	202,930
*	Impreso, Inc.	5,300	9,646
*	Incyte Corp.	206,405	1,801,916
	Independence Holding Co.	4,950	97,169
	Independent Bank Corp. MA	37,523	1,107,304
	Independent Bank Corp. MI	52,384	1,586,188
*	Indevus Pharmaceuticals, Inc.	111,994	477,094
*	Index Development Partners, Inc.	4,600	6,900
*	Indus International, Inc.	34,900	84,458
*	Industrial Distribution Group, Inc.	22,300	201,815
	Infinity Property & Casualty Corp.	51,046	1,640,108
* #	Infinity, Inc.	25,898	321,135
* #	Infocrossing, Inc.	48,891	917,195
*	InFocus Corp.	99,089	634,170
*	Informatica Corp.	216,400	1,681,428
*	Information Architects Corp.	1,080	162
*	Inforte Corp.	27,000	174,150
*	Infosonics Corp.	2,400	7,368
*	InfoSpace, Inc.	81,846	3,393,335
	infoUSA, Inc.	132,905	1,374,238
	Ingles Market, Inc. Class A	26,180	340,602
*	Inhibitex, Inc.	33,100	278,040

*	InKine Pharmaceutical Co., Inc.	21,400	78,966
*	Innodata Isogen, Inc.	56,400	243,084
*	Innotrac Corp.	11,600	103,472
*	Innovative Clinical Solutions, Ltd.	968	4
*	Innovative Solutions & Support, Inc.	12,700	379,476
*	Innovex, Inc.	46,900	201,201
*	Input/Output, Inc.	192,500	1,420,650
*	Insight Communications Co., Inc.	124,975	1,187,263
*	Insight Enterprises, Inc.	121,741	2,166,990
*	Insightful Corp.	6,300	17,010
*	Insignia Systems, Inc.	19,250	30,954
*	Insite Vision, Inc.	18,000	12,420
*	Insituform Technologies, Inc. Class A	65,119	1,032,787
* #	Insmed, Inc.	69,118	89,162
*	Inspire Pharmaceuticals, Inc.	102,869	818,837
*	Instinet Group, Inc.	34,071	205,959
*	Insurance Auto Auctions, Inc.	28,061	780,376
*	InsWeb Corp.	1,633	4,785
	Integra Bank Corp.	43,019	952,441
*	Integra LifeSciences Holdings	71,455	2,650,266
	Integral Systems, Inc.	9,200	192,188
* #	Integral Vision, Inc.	2,200	3,608
*	IntegraMed America, Inc.	3,100	30,101
* #	Integrated Biopharma, Inc.	30,800	209,440
*	Integrated Circuit Systems, Inc.	20,500	413,690
*	Integrated Device Technology, Inc.	266,013	3,327,823
*	Integrated Electrical Services, Inc.	85,100	285,936
*	Integrated Silicon Solution, Inc.	89,694	572,248
* #	Intelli-Check, Inc.	25,500	138,210
*	Intellidata Technologies Corp.	45,578	18,231
*	Intelligent Systems Corp.	4,500	13,950
*	Intelligroup, Inc.	31,400	38,151
* #	Intellisync Corp.	131,686	381,889
	Inter Parfums, Inc.	18,550	259,886
*	Interactive Intelligence, Inc.	39,541	169,631
	Interchange Financial Services Corp.	18,900	329,994
*	Interdigital Communications Corp.	137,500	2,382,875
*	Interface, Inc. Class A	112,806	939,674
*	Interferon Scientific, Inc.	2,235	56
*	Intergraph Corp.	84,200	2,506,634
*	Interland, Inc.	39,310	101,420
*	Interlink Electronics, Inc.	33,600	265,776
*	Intermagnetics General Corp.	69,942	1,844,371
*	Intermix Media, Inc.	40,400	328,048
*	InterMune, Inc.	80,100	884,304
	International Aluminum Corp.	2,100	70,119
*	International Microcomputer Software, Inc.	5,100	6,069
*	International Shipholding Corp.	6,100	102,602
*	Internet Commerce Corp.	4,000	8,160
*	Internet Security Systems, Inc.	114,600	2,301,168
* #	Interpharm Holdings, Inc.	57,600	96,192
*	Interphase Corp.	5,400	34,830
	Interpool, Inc.	38,000	872,100
*	Interstate Bakeries Corp.	81,300	412,598
*	Interstate Hotels & Resorts, Inc.	53,840	263,816

	Inter-Tel, Inc.	64,700	1,778,603
*	Intervoice, Inc.	92,718	1,005,990
*	Interwoven, Inc.	100,807	914,319
*	Intest Corp.	8,600	41,194
*	Intevac, Inc.	12,000	100,200
*	IntraBiotics Pharmaceuticals, Inc.	19,300	73,340
*	Intrado, Inc.	43,500	544,620
*	Intraware, Inc.	14,200	12,638
* #	Introgen Therapeutics, Inc.	74,011	540,354
* #	Intrusion, Inc.	4,050	13,203
*	Intuitive Surgical, Inc.	81,623	3,848,524
	Invacare Corp.	54,300	2,558,616
*	Inverness Medical Innovations, Inc.	7,461	177,199
*	Investment Technology Group, Inc.	104,900	1,977,365
*	INVESTools, Inc.	111,883	519,137
	Investors Title Co.	1,400	54,334
*	Iomed, Inc.	16,500	40,095
*	Iomega Corp.	128,995	583,057
* #	Ionatron, Inc.	17,500	151,550
*	iPass, Inc.	41,500	252,735
* #	IPIX Corp.	4,350	14,703
*	Iridex Corp.	6,800	39,984
*	IRIS International, Inc.	39,924	427,187
	Irwin Financial Corp.	69,900	1,588,128
*	Isis Pharmaceuticals, Inc.	143,200	581,392
* #	Island Pacific, Inc.	73,700	22,847
*	Isle of Capri Casinos, Inc.	74,164	2,075,850
*	Isolagen, Inc.	78,000	585,780
*	Ista Pharmaceuticals, Inc.	58,445	618,348
*	Iteris, Inc.	2,020	6,060
*	ITLA Capital Corp.	5,800	289,304
*	Itron, Inc.	52,900	1,409,785
*	iVillage, Inc.	173,922	1,000,052
*	iVow, Inc.	7,500	7,950
*	Ixia	154,247	2,777,988
*	IXYS Corp.	82,624	854,332
	J & J Snack Foods Corp.	21,689	1,023,938
*	J. Alexander’s Corp.	9,200	67,620
*	J. Jill Group, Inc.	50,255	726,185
*	j2 Global Communication, Inc.	63,232	2,422,418
*	Jack in the Box, Inc.	90,900	3,263,310
*	Jaclyn, Inc.	1,300	6,253
*	Jaco Electronics, Inc.	5,659	16,979
*	Jacuzzi Brands, Inc.	191,778	1,975,313
*	Jakks Pacific, Inc.	65,626	1,297,426
*	Jarden Corp.	70,450	3,065,280
*	JDA Software Group, Inc.	72,012	967,121
*	Jennifer Convertibles, Inc.	1,300	3,120
	JLG Industries, Inc.	111,300	2,381,820
*	JMAR Industries, Inc.	23,700	31,047
*	Jo-Ann Stores, Inc.	56,075	1,685,615
*	Johnson Outdoors, Inc.	6,700	136,278
*	Jones Lang LaSalle, Inc.	82,100	3,527,837
* #	Jos. A. Bank Clothiers, Inc.	33,500	909,190
*	Journal Register Co.	104,900	1,830,505

*	JPS Industries, Inc.	9,200	43,240
	Juno Lighting, Inc.	980	35,790
*	Jupitermedia Corp.	80,369	1,080,159
	K-Swiss, Inc. Class A	65,000	2,015,000
*	K-Tron International, Inc.	2,400	65,280
*	K-V Pharmaceutical Co. Class A	82,650	1,798,464
*	K-V Pharmaceutical Co. Class B	20,975	469,421
*	K2, Inc.	116,763	1,673,214
*	Kadant, Inc.	33,820	678,091
	Kaman Corp. Class A	55,200	658,536
*	Kansas City Southern	156,800	3,076,416
*	Katy Industries, Inc.	8,300	39,093
	Kaydon Corp.	70,500	2,213,700
*	KBK Capital Corp.	2,000	1,600
*	KCS Energy, Inc.	122,400	2,101,608
*	Keane, Inc.	155,064	2,053,047
*	Keith Companies, Inc.	11,400	196,650
	Keithley Instruments, Inc.	35,200	582,912
	Kellwood Co.	69,176	1,983,276
	Kelly Services, Inc. Class A	79,366	2,345,265
*	Kemet Corp.	218,623	1,786,150
*	Kendle International, Inc.	32,203	376,453
*	Kennedy-Wilson, Inc.	8,800	73,920
	Kenneth Cole Productions, Inc. Class A	30,350	880,454
*	Kensey Nash Corp.	28,354	918,386
*	Keryx Biopharmaceuticals, Inc.	24,259	315,367
	Kewaunee Scientific Corp.	2,000	17,480
*	Key Energy Group, Inc.	248,100	3,428,742
*	Key Technology, Inc.	4,700	45,966
*	Key Tronic Corp.	8,600	26,402
*	Keynote Systems, Inc.	18,600	221,340
*	Keystone Automotive Industries, Inc.	38,999	890,347
*	Keystone Consolidated Industries, Inc.	2,100	378
*	Kforce, Inc.	93,110	1,061,454
* #	KFX, Inc.	151,100	2,568,700
	Kimball International, Inc. Class B	60,400	863,116
*	Kindred Healthcare, Inc.	92,778	3,033,841
*	Kintera, Inc.	8,397	58,611
*	Kirby Corp.	62,000	2,743,500
*	Kirkland’s, Inc.	17,200	183,008
	Knape & Vogt Manufacturing Co.	2,290	29,385
*	Knight Trading Group, Inc.	278,523	2,913,351
	Knight Transportation, Inc.	135,653	3,582,596
*	Komag, Inc.	69,809	1,406,651
*	Kopin Corp.	174,791	634,491
*	Korn/Ferry International	98,700	1,893,066
*	Kos Pharmaceuticals, Inc.	99,600	3,310,704
*	Kosan Biosciences, Inc.	72,506	387,907
	Koss Corp.	3,600	70,560
* #	Krispy Kreme Doughnuts, Inc.	148,200	812,136
*	Kronos, Inc.	59,000	3,294,560
*	Kulicke & Soffa Industries, Inc.	128,334	831,604
*	KVH Industries, Inc.	36,128	366,699
*	Kyphon, Inc.	102,545	2,520,556
*	La Jolla Pharmceutical Co.	132,600	184,314

	La-Z-Boy, Inc.	129,800	1,940,510
*	LaBarge, Inc.	37,500	401,250
*	LabOne, Inc.	42,684	1,536,624
*	Labor Ready, Inc.	104,900	1,970,022
*	LaBranche & Co., Inc.	106,600	986,050
	Laclede Group, Inc.	52,600	1,650,588
*	LaCrosse Footwear, Inc.	5,800	71,224
*	Ladish Co., Inc.	19,500	236,340
	Lakeland Bancorp, Inc.	13,119	213,053
*	Lakeland Industries, Inc.	2,420	50,820
*	Lakes Entertainment, Inc.	55,587	992,784
	Lance, Inc.	74,000	1,178,820
*	Lancer Corp.	9,325	145,004
	LandAmerica Financial Group, Inc.	43,900	2,403,086
	Landauer, Inc.	21,500	1,034,365
*	Landec Corp.	59,790	411,953
	Landry’s Restaurants, Inc.	66,200	1,916,490
*	Lannet Co., Inc.	58,130	434,812
*	Lantronix, Inc.	15,000	25,050
* #	Large Scale Biology Corp.	42,800	37,664
* #	LaserCard Corp.	27,624	214,086
*	Laserscope	52,750	1,768,708
*	Lattice Semiconductor Corp.	265,851	1,403,693
	Lawson Products, Inc.	9,600	446,784
*	Lawson Software, Inc.	247,008	1,432,646
*	Layne Christensen Co.	11,600	205,668
*	Lazare Kaplan International, Inc.	8,700	93,525
	LCA-Vision, Inc.	50,025	1,446,723
*	LCC International, Inc. Class A	49,656	257,218
*	Learning Care Group, Inc.	5,200	19,188
*	Learning Tree International, Inc.	41,781	626,715
*	LeCroy Corp.	10,100	239,370
	Lectec Corp.	3,900	7,800
	Leesport Financial Corp.	551	13,004
	Lennox International, Inc.	150,605	3,256,080
*	Lesco, Inc.	18,300	265,350
*	Level 8 Systems, Inc.	3,729	380
	Levitt Corp. Class A	46,521	1,391,908
*	Lexar Media, Inc.	197,197	800,620
*	Lexicon Genetics, Inc.	158,618	904,123
	Libbey, Inc.	34,500	825,240
*	Liberate Technologies, Inc.	106,300	248,742
	Liberty Corp.	46,300	2,025,625
	Liberty Homes, Inc. Class A	200	955
*	Lifecell Corp.	70,500	609,825
*	Lifecore Biomedical, Inc.	32,330	532,475
*	Lifeline Systems, Inc.	8,200	225,418
	Lifetime Hoan Corp.	27,198	420,209
*	Ligand Pharmaceuticals, Inc. Class B	184,800	1,811,040
*	Lightbridge, Inc.	65,376	378,527
*	Lightning Rod Software, Inc.	580	731
*	LightPath Technologies, Inc.	1,850	6,494
*	Lin TV Corp.	66,400	1,170,632
	Lincoln Electric Holdings, Inc.	102,961	3,253,568
	Lindsay Manufacturer Co.	29,400	683,256

*	Linens ‘n Things, Inc.	112,900	3,035,881
*	Lionbridge Technologies, Inc.	115,346	690,923
*	Lipid Sciences, Inc.	61,808	247,850
* #	Liquidmetal Technologies, Inc.	68,495	113,702
	Lithia Motors, Inc. Class A	37,810	993,269
*	Littlefuse, Inc.	55,600	1,808,112
*	LMI Aerospace, Inc.	7,900	54,431
#	LNB Bancorp, Inc.	1,200	22,896
*	Lodgenet Entertainment Corp.	44,034	777,200
*	Lodgian, Inc.	51	612
*	Logic Devices, Inc.	6,700	9,916
*	LogicVision, Inc.	39,541	105,970
*	Logility, Inc.	13,200	56,892
*	LoJack Corp.	40,700	525,844
	Lone Star Steakhouse & Saloon, Inc.	45,746	1,216,844
*	Lone Star Technologies, Inc.	72,600	3,289,506
	Longs Drug Stores Corp.	94,200	2,565,066
	Longview Fibre Co.	127,700	2,145,360
*	LookSmart, Ltd.	191,367	208,590
*	LOUD Technologies, Inc.	12,400	35,340
	Louisiana-Pacific Corp.	2,000	52,540
	Lowrance Electronics, Inc.	6,692	200,693
	LSB Bancshares, Inc.	5,156	89,096
	LSB Corp.	4,300	77,615
	LSI Industries, Inc.	49,383	552,102
*	LTX Corp.	151,900	820,260
*	Luby’s, Inc.	56,500	383,635
	Lufkin Industries, Inc.	6,400	276,544
*	Luminex Corp.	77,772	598,844
*	Lydall, Inc.	40,200	456,270
*	Lynch Corp.	1,500	19,868
*	Lynch Interactive Corp.	2,800	76,608
*	M&F Worldwide Corp.	46,100	636,180
*	M-Wave, Inc.	2,900	3,364
	M/I Homes, Inc.	35,200	1,981,760
	MacDermid, Inc.	75,700	2,543,520
* #	Mace Security International, Inc.	11,200	29,120
*	Mac-Gray Corp.	18,500	152,440
*	Macrovision Corp.	124,293	3,014,105
*	Madden (Steven), Ltd.	30,900	577,212
	MAF Bancorp, Inc.	50,527	2,202,472
*	Magellan Health Services, Inc.	17,626	602,457
*	Magic Lantern Group, Inc.	1,700	561
*	Magma Design Automation, Inc.	85,583	1,125,416
*	Magna Entertainment Corp.	21,200	139,496
*	Magnetek, Inc.	71,300	357,926
*	Magnum Hunter Resources, Inc.	209,102	3,498,276
*	MAI Systems Corp.	500	68
	Main Street Banks, Inc.	53,024	1,696,768
*	Main Street Restaurant Group, Inc.	25,200	55,440
	Maine & Maritimes Corp.	1,600	40,720
*	MAIR Holdings, Inc.	49,816	448,344
*	Major Automotive Companies, Inc.	3,280	3,805
*	Management Network Group, Inc.	55,200	135,792
*	Manatron, Inc.	1,102	9,389

*	Manchester Technologies, Inc.	8,000	79,920
*	Manhattan Associates, Inc.	73,994	1,470,261
	Mannatech, Inc.	13,500	333,450
* #	Manning (Greg) Auctions, Inc.	9,200	99,452
*	Manugistic Group, Inc.	190,000	380,000
*	MAPICS, Inc.	61,817	778,894
*	Mapinfo Corp.	50,999	669,617
	Marine Products Corp.	25,530	726,073
*	MarineMax, Inc.	39,575	1,355,840
*	Marisa Christina, Inc.	6,700	6,600
	Maritrans, Inc.	7,800	153,894
	MarkWest Hydrocarbon, Inc.	10,285	244,783
*	Marlton Technologies, Inc.	7,800	6,864
	Marsh Supermarkets, Inc. Class A	1,600	19,840
	Marsh Supermarkets, Inc. Class B	4,500	64,125
*	Marten Transport, Ltd.	9,450	217,823
* #	Martha Stewart Living Omnimedia, Inc.	46,400	1,640,240
	MASSBANK Corp.	4,700	174,563
	Massey Energy Co.	500	21,790
*	Mastec, Inc.	121,150	1,101,254
*	Material Sciences Corp.	36,000	556,200
*	Matria Healthcare, Inc.	39,603	1,140,566
*	Matritech, Inc.	30,500	34,465
*	Matrix Bancorp, Inc.	6,500	81,900
* #	Matrix Service Co.	42,700	342,881
*	MatrixOne, Inc.	128,344	678,940
*	Matrixx Initiatives, Inc.	23,700	278,475
	Matthews International Corp. Class A	80,366	2,795,129
*	Mattson Technology, Inc.	128,545	1,259,741
*	Maui Land & Pineapple Co., Inc.	10,200	475,422
*	Maverick Tube Corp.	102,300	3,637,788
*	Max & Erma’s Restaurants, Inc.	2,300	34,155
*	Maxco, Inc.	3,100	11,501
	Maxcor Financial Group, Inc.	14,572	131,148
*	Maxim Pharmaceuticals, Inc.	66,333	116,746
	Maximus, Inc.	53,200	1,801,352
*	Maxtor Corp.	281,200	1,557,848
*	Maxwell Technologies, Inc.	36,160	393,782
*	Maxxam, Inc.	8,900	264,508
*	Maxygen, Inc.	87,952	846,098
*	Mayor’s Jewelers, Inc.	20,300	13,804
*	Mays (J.W.), Inc.	200	3,262
#	Maytag Corp.	159,400	2,429,256
	MB Financial, Inc.	71,564	2,906,214
	MBT Financial Corp.	43,061	882,751
*	McDATA Corp.	196,501	772,249
	MCG Capital Corp.	109,934	1,911,752
	McGrath Rentcorp.	29,707	1,280,669
* #	McMoran Exploration Co.	53,764	1,115,065
	McRae Industries, Inc. Class A	2,600	33,904
*	MDI, Inc.	14,000	9,240
*	Meade Instruments Corp.	50,032	155,099
*	Meadow Valley Corp.	2,400	13,200
*	Meadowbrook Insurance Group, Inc.	72,700	392,580
*	Measurement Specialties, Inc.	12,900	326,370

*	Mechanical Technology, Inc.	4,700	22,659
*	Medallion Finanacial Corp.	36,222	329,620
*	Medarex, Inc.	213,670	1,807,648
*	MedCath Corp.	44,649	1,267,585
* #	Med-Design Corp.	27,400	25,482
	Media General, Inc. Class A	6,100	390,339
* #	MediaBay, Inc.	7,050	4,724
*	Mediacom Communications Corp.	223,618	1,232,135
* #	Medialink Worldwide, Inc.	5,900	29,618
*	Medical Action Industries, Inc.	24,939	483,817
*	Medical Staffing Network Holdings, Inc.	76,000	495,520
*	Medicore, Inc.	3,800	37,050
* #	Medifast, Inc.	27,100	76,422
*	MedQuist, Inc.	64,700	839,483
*	MEDTOX Scientific, Inc.	7,545	62,925
*	Memry Corp.	26,600	51,072
	Mentor Corp.	102,700	3,555,474
*	Mentor Graphics Corp.	190,827	2,629,596
	Mercantile Bank Corp.	1,260	54,986
	Merchants Bancshares, Inc.	6,150	163,221
	Merchants Group, Inc.	1,300	33,995
	Mercury Air Group, Inc.	4,950	17,127
*	Mercury Computer Systems, Inc.	52,600	1,548,018
*	Merge Technologies, Inc.	32,994	600,491
	Meridian Bioscience, Inc.	37,729	617,624
*	Meridian Resource Corp.	198,000	1,211,760
*	Merit Medical Systems, Inc.	66,076	870,221
*	Meritage Homes Corp.	57,000	4,174,110
*	Merix Corp.	47,113	478,197
*	Merrimac Industries, Inc.	2,860	26,026
*	Mesa Air Group, Inc.	77,035	574,681
	Mesa Laboratories, Inc.	3,300	41,283
*	Mestek, Inc.	5,400	123,768
	Meta Financial Group, Inc.	2,400	58,200
*	Meta Group, Inc.	12,700	126,111
	Metal Management, Inc.	59,200	1,754,096
*	Metals USA, Inc.	49,580	1,208,265
*	MetaSolv, Inc.	101,479	253,698
	Methode Electronics, Inc.	34,100	381,579
	Met-Pro Corp.	8,100	105,867
*	Metris Companies, Inc.	144,900	1,704,024
*	Metro One Telecommunications, Inc.	39,650	56,303
	MetroCorp. Bancshares, Inc.	7,000	165,900
*	Metrologic Instruments, Inc.	54,000	1,272,240
*	Metropolitan Health Networks, Inc.	24,900	70,965
	MFB Corp.	1,300	36,400
*	MFRI, Inc.	4,900	49,049
	MGE Energy, Inc.	50,527	1,809,372
	MGP Ingredients, Inc.	38,555	295,717
*	Michael Anthony Jewelers, Inc.	4	12,110
*	Micrel, Inc.	225,173	2,123,381
*	Micro Component Technology, Inc.	9,552	3,534
*	Micro Linear Corp.	31,116	153,122
*	Micro Therapeutics, Inc.	120,031	471,722
	MicroFinancial, Inc.	15,200	74,784

*	Micromuse, Inc.	117,493	578,066
*	Micros Systems, Inc.	94,304	3,058,279
*	Microsemi Corp.	152,738	2,483,520
*	MicroStrategy, Inc.	32,100	2,270,112
*	Microtek Medical Holdings, Inc.	106,316	402,938
*	Microtune, Inc.	125,947	617,140
* #	Microvision, Inc.	53,723	306,758
*	Midas, Inc.	38,900	832,071
	Middleby Corp.	22,187	1,195,879
	Middlesex Water Co.	8,400	150,444
	Midland Co.	6,600	203,874
	Mid-State Bancshares	58,103	1,537,986
* #	Midway Games, Inc.	214,300	2,243,721
*	Midwest Air Group, Inc.	43,700	111,435
	Midwest Banc Holdings, Inc.	44,720	937,778
*	Mikohn Gaming Corp.	55,375	680,005
*	Milacron, Inc.	162,405	461,230
*	Milestone Scientific, Inc.	16,300	44,662
*	Millennium Cell, Inc.	58,900	140,182
*	Miller Industries, Inc.	9,280	122,960
*	MIM Corp.	54,300	374,127
*	Mindspeed Technologies, Inc.	249,530	703,675
	Mine Safety Appliances Co.	54,800	2,548,748
	Minerals Technologies, Inc.	51,200	3,207,680
*	MIPS Technologies, Inc.	103,900	1,149,134
*	Miravant Medical Technologies	1,800	1,674
*	Misonix, Inc.	16,200	105,300
*	Mission Resources Corp.	102,400	698,368
*	Mitcham Industries, Inc.	22,300	155,654
*	Mitek Systems, Inc.	11,100	9,990
*	Mity Enterprises, Inc.	5,000	75,000
*	MKS Instruments, Inc.	131,207	2,426,017
*	Mobile Mini, Inc.	36,515	1,359,819
*	Mobility Electronics, Inc.	71,040	518,592
*	Mobius Management Systems, Inc.	17,100	100,035
	Mocon, Inc.	5,500	51,150
	Modine Manufacturing Co.	86,495	2,815,412
*	Mod-Pac Corp.	2,750	43,450
*	Mod-Pac Corp. Class B	1,112	17,792
*	Modtech Holdings, Inc.	35,450	301,325
*	Moldflow Corp.	25,956	436,320
*	Molecular Devices Corp.	43,540	904,326
	Monaco Coach Corp.	73,550	1,317,281
*	Monarch Casino & Resort, Inc.	8,000	306,960
*	Monolithic System Technology, Inc.	49,133	281,041
*	Monro Muffler Brake, Inc.	12,300	329,763
*	Monterey Pasta Co.	32,100	109,140
*	Moog, Inc. Class A	19,200	856,320
*	Moog, Inc. Class B	3,300	146,850
*	Morgan Group Holding Co.	200	18
*	Morgan’s Foods, Inc.	900	833
*	Mossimo, Inc.	16,600	67,396
*	Mothers Work, Inc.	12,154	177,448
*	Motorcar Parts of America, Inc.	2,500	25,375
	Movado Group, Inc.	44,900	836,038

	Movie Gallery, Inc.	81,493	1,861,300
*	MPS Group, Inc.	256,400	2,753,736
*	MPW Industrial Services Group, Inc.	5,000	12,250
*	MRO Software, Inc.	63,135	852,954
*	MRV Communications, Inc.	259,881	961,560
*	MSC.Software Corp.	63,900	764,883
*	MSGI Security Solutions, Inc.	471	7,102
*	MTC Technologies, Inc.	14,800	473,452
* #	MTI Technology Corp.	1,300	2,665
*	MTM Technologies, Inc.	4,900	19,600
*	MTR Gaming Group, Inc.	71,186	854,944
	MTS Systems Corp.	49,087	1,482,427
	Mueller Industries, Inc.	90,845	2,859,801
	Multi-Color Corp.	2,250	45,306
*	Multimedia Games, Inc.	72,635	725,624
	MutualFirst Financial, Inc.	2,000	49,220
	Myers Industries, Inc.	85,319	1,113,413
*	Mykrolis Corp.	104,600	1,414,192
*	Myriad Genetics, Inc.	76,657	1,661,157
*	Nabi Biopharmaceuticals	146,050	1,854,835
	NACCO Industries, Inc. Class A	6,500	722,800
*	Nanogen, Inc.	117,710	467,309
*	Nanometrics, Inc.	44,494	552,615
* #	Nanophase Technologies Corp.	44,698	312,886
* #	Napco Security Systems, Inc.	5,160	51,910
* #	Napster, Inc.	1,629	11,859
	Nara Bancorp, Inc.	58,111	1,134,327
	Nash Finch Co.	31,240	1,237,416
*	Nashua Corp.	5,800	60,320
*	Nassda Corp.	56,005	371,873
* #	Nastech Pharmaceutical Co., Inc.	44,133	433,827
*	NATCO Group, Inc. Class A	25,100	298,690
*	Nathan’s Famous, Inc.	7,000	54,110
	National Beverage Corp.	36,200	316,750
*	National Dentex Corp.	5,250	99,750
	National Home Health Care Corp.	5,465	72,411
*	National Medical Health Card Systems, Inc.	12,600	289,800
*	National Patent Development Corp.	14,560	37,856
	National Penn Bancshares, Inc.	85,910	2,213,042
	National Presto Industries, Inc.	6,800	284,648
*	National Research Corp.	7,000	96,320
*	National RV Holdings, Inc.	24,800	261,640
*	National Technical Systems, Inc.	8,600	37,410
*	National Western Life Insurance Co. Class A	1,000	174,250
*	Natrol, Inc.	10,000	30,000
*	Natural Alternatives International, Inc.	5,400	35,748
*	Nature Vision, Inc.	500	3,255
	Nature’s Sunshine Products, Inc.	36,904	711,140
*	Natus Medical, Inc.	44,400	347,830
	Nautilus Group, Inc.	82,200	1,821,552
* #	Navarre Corp.	67,460	462,101
*	Navidec Financial Services	544	0
*	Navigant Consulting, Inc.	119,200	3,069,400
*	Navigant International, Inc.	38,214	490,668
*	Navigators Group, Inc.	30,184	905,520

	NBT Bancorp, Inc.	82,243	1,928,598
*	NCI Building Systems, Inc.	51,500	1,925,070
*	NCO Group, Inc.	80,022	1,609,252
	NDCHealth Corp.	89,500	1,388,145
*	NeighborCare, Inc.	73,800	2,219,166
*	Nektar Therapeutics	189,283	3,282,167
	Nelson (Thomas), Inc.	34,500	755,550
*	Neoforma, Inc.	50,214	427,321
*	Neogen Corp.	7,625	133,361
*	NeoMagic Corp.	52,778	37,472
*	NEON Systems, Inc.	8,600	27,520
*	Neopharm, Inc.	58,117	606,160
*	Neose Technologies, Inc.	59,601	257,476
*	Neoware Systems, Inc.	38,900	462,521
*	NES Rentals Holdings, Inc.	36	360
*	Net Perceptions, Inc.	22,600	17,967
*	Net2Phone, Inc.	114,500	266,785
	NetBank, Inc.	57,533	515,496
* #	Netflix, Inc.	130,882	1,400,437
*	Netguru, Inc.	17,200	19,591
*	NetIQ Corp.	138,087	1,628,046
*	NetManage, Inc.	10,442	72,050
*	Netopia, Inc.	43,200	152,280
*	NetRatings, Inc.	87,631	1,658,855
*	Netscout System, Inc.	75,650	392,624
*	Network Engines, Inc.	78,500	146,795
*	Network Equipment Technologies, Inc.	61,200	438,192
* #	Network Plus Corp.	14,500	17
*	Neurobiological Technologies, Inc.	2,700	10,908
*	Neurogen Corp.	85,607	697,697
	Nevada Chemicals, Inc.	2,500	17,200
*	Nevada Gold & Casinos, Inc.	33,350	445,223
*	New Brunswick Scientific Co., Inc.	7,660	47,339
	New Hampshire Thrift Bancshares, Inc.	200	6,912
*	New Horizons Worldwide, Inc.	12,400	50,220
	New Jersey Resources Corp.	69,600	3,090,240
*	NewMarket Corp.	42,400	806,024
	NewMil Bancorp, Inc.	4,400	128,964
*	Newpark Resources, Inc.	209,900	1,341,261
*	Newport Corp.	104,118	1,467,023
*	Newtek Business Services, Inc.	83,888	336,391
	Niagara Corp.	8,200	61,910
*	NIC, Inc.	186,278	946,292
*	Niku Corp.	8,700	183,657
*	Nitches, Inc.	864	3,725
*	NL Industries, Inc.	120,176	2,631,854
*	NMS Communications Corp.	118,500	592,500
*	NMT Medical, Inc.	11,500	86,710
	NN, Inc.	41,275	444,945
*	Nobel Learning Communities, Inc.	6,500	56,362
	Nobility Homes, Inc.	4,100	94,710
	Noble International, Ltd.	22,960	537,264
*	Noel Group, Inc.	8,000	24
	Noland Co.	200	9,950
	Nordson Corp.	86,575	3,462,134

*	North America Galvanizing & Coatings, Inc.	6,700	16,080
*	North American Scientific, Inc.	39,250	160,925
	North Central Bancshares, Inc.	1,700	70,890
	North Pittsburgh Systems, Inc.	37,506	871,264
	Northeast Bancorp	900	18,405
	Northeast Pennsylvania Financial Corp.	4,400	100,320
	Northern Technologies International Corp.	3,000	18,150
* #	Northfield Laboratories, Inc.	53,885	844,917
	Northland Cranberries, Inc.	100	43
	Northrim BanCorp, Inc.	6,068	145,095
*	Northwest Airlines Corp.	210,045	1,476,616
	Northwest Bancorp, Inc.	123,376	2,646,415
	Northwest Natural Gas Co.	68,600	2,499,098
*	Northwest Pipe Co.	6,300	152,586
*	NovaMed, Inc.	53,300	315,536
*	Novatel Wireless, Inc.	71,702	771,514
*	Novavax, Inc.	94,471	210,670
*	Noven Pharmaceuticals, Inc.	58,608	968,204
*	Novoste Corp.	29,400	26,460
*	NPS Pharmaceuticals, Inc.	93,020	1,333,907
*	NS Group, Inc.	53,900	1,843,919
*	NTN Communications, Inc.	132,293	448,473
*	Nu Horizons Electronics Corp.	41,900	292,043
	Nu Skin Enterprises, Inc. Class A	125,000	2,791,250
* #	Nucentrix Broadband Networks, Inc. Escrow Shares	10,400	0
*	NuCo2, Inc.	16,000	386,240
*	NumereX Corp. Class A	10,800	48,276
*	Nutraceutical International Corp.	28,964	466,900
*	Nutri/System, Inc.	74,400	446,400
* #	Nutrition 21, Inc.	3,400	4,012
*	Nuvelo, Inc.	80,581	626,114
	NWH, Inc.	4,200	60,014
*	NYFIX, Inc.	79,514	361,789
	NYMAGIC, Inc.	8,700	199,230
*	O’Charleys, Inc.	52,262	1,103,773
*	O.I. Corp.	2,700	29,727
	Oak Hill Financial, Inc.	3,000	105,870
	Oakley, Inc.	170,100	2,286,144
* #	OCA, Inc.	125,851	624,221
*	Oceaneering International, Inc.	64,100	2,557,590
	OceanFirst Financial Corp.	32,080	745,860
*	Ocwen Financial Corp.	156,834	1,256,240
*	Odd Job Stores, Inc.	12,700	5,080
*	Odyssey Healthcare, Inc.	90,900	1,022,625
*	Odyssey Marine Exploration, Inc.	91,900	215,046
*	Offshore Logistics, Inc.	58,200	1,915,362
*	Ohio Casualty Corp.	142,349	3,434,881
*	Oil States International, Inc.	123,931	2,607,508
	Oil-Dri Corp. of America	4,200	76,440
*	Old Dominion Freight Line, Inc.	62,148	2,183,881
	Olin Corp.	153,652	3,833,617
*	Olympic Steel, Inc.	24,900	633,456
*	OM Group, Inc.	70,700	2,253,916
	Omega Financial Corp.	8,200	259,448
*	Omega Protein Corp.	61,000	489,830

*	OMNI Energy Services Corp.	25,300	34,155
*	Omnicell, Inc.	60,576	393,744
* #	OmniVision Technologies, Inc.	140,900	2,847,589
*	OMNOVA Solutions, Inc.	13,900	65,469
*	Omtool, Ltd.	3,570	24,704
*	On Assignment, Inc.	63,415	376,685
*	ON Semiconductor Corp.	610,551	2,771,902
*	On2 Technologies, Inc.	3,700	2,627
*	One Price Clothing Stores, Inc.	2,957	19
* #	Oneida, Ltd.	28,700	74,620
*	Online Resources Corp.	45,500	410,410
*	Onyx Pharmaceuticals, Inc.	88,200	2,552,508
*	ONYX Software Corp.	38,850	116,550
*	Opent Technologies, Inc.	49,832	374,238
*	OpenTV Corp.	39,946	95,870
*	Openwave Systems, Inc.	165,822	2,115,889
*	Opinion Research Corp.	6,700	46,297
*	Oplink Communications, Inc.	53,100	84,960
*	Opsware, Inc.	237,092	1,315,861
*	OPTi, Inc.	11,600	17,516
*	Optical Cable Corp.	13,300	65,170
*	Optical Communication Products, Inc.	77,950	141,869
*	Optical Sensors, Inc.	1,633	4,434
	Option Care, Inc.	53,400	1,032,222
*	OraSure Technologies, Inc.	111,250	745,375
*	Orbit International Corp.	1,582	13,763
*	Orbital Sciences Corp.	128,952	1,350,127
*	Orchid Biosciences, Inc.	55,960	747,626
*	Oregon Steel Mills, Inc.	88,300	2,570,413
*	Orleans Homebuilders, Inc.	45,100	883,960
*	Orphan Medical, Inc.	10,300	89,095
*	Orthologic Corp.	95,063	542,810
*	Oscient Pharmaceutical Corp.	181,000	609,970
	OshKosh B’Gosh, Inc. Class A	24,000	754,560
*	OSI Systems, Inc.	40,500	687,690
*	Osteotech, Inc.	42,200	175,130
	Otter Tail Corp.	72,360	1,829,261
	Outlook Group Corp.	2,400	21,024
*	Overland Storage, Inc.	34,475	510,230
	Overseas Shipholding Group, Inc.	42,425	2,762,716
* #	Overstock.com, Inc.	48,800	2,620,316
	Owens & Minor, Inc.	98,600	2,751,926
	Oxford Industries, Inc.	42,100	1,488,656
*	Oxigene, Inc.	12,600	66,780
*	Oxis International, Inc.	200	80
*	OYO Geospace Corp.	10,600	219,314
*	P & F Industries, Inc. Class A	1,300	19,774
*	P.A.M. Transportation Services, Inc.	20,550	370,722
*	P.F. Chang’s China Bistro, Inc.	56,300	3,085,803
	Pacific Capital Bancorp	114,147	3,201,823
*	Pacific Mercantile Bancorp	5,900	88,618
*	Pacific Premier Bancorp, Inc.	3,900	47,330
	Packaging Dynamics Corp.	4,120	55,167
*	Packeteer, Inc.	83,100	1,314,642
*	Pac-West Telecomm, Inc.	23,100	35,343

*	Pain Therapeutics, Inc.	109,001	696,516
*	PainCare Holdings, Inc.	103,600	414,400
*	Palatin Technologies, Inc.	62	144
*	Palm Harbor Homes, Inc.	55,011	860,372
* #	PalmOne, Inc.	39,172	933,077
* #	PalmSource, Inc.	37,981	384,368
*	Palomar Medical Technologies, Inc.	40,194	1,159,999
	Pamrapo Bancorp, Inc.	5,100	117,606
*	Panavision, Inc.	3,600	21,690
* #	Panera Bread Co.	68,135	3,642,497
*	Pantry, Inc.	50,800	1,729,740
*	Papa John’s International, Inc.	41,900	1,440,941
*	Par Pharmaceutical Companies, Inc.	84,700	3,133,053
*	PAR Technology Corp.	7,800	114,660
*	Paradyne Networks Corp.	111,455	225,139
*	Paragon Technologies, Inc.	4,200	38,178
*	Parallel Petroleum Corp.	63,100	454,951
*	Parametric Technology Corp.	515,069	2,961,647
*	Parexel International Corp.	64,162	1,438,512
	Park Bancorp, Inc.	1,200	37,800
	Park Electrochemical Corp.	49,750	990,025
*	Parker Drilling Co.	237,100	1,401,261
* #	Parkervision, Inc.	44,181	455,506
*	Park-Ohio Holdings Corp.	10,400	279,032
	Parkvale Financial Corp.	5,700	168,549
*	Parlex Corp.	13,800	95,358
* #	Parlux Fragrances, Inc.	21,423	531,719
	Partners Trust Financial Group, Inc.	12,189	135,785
*	Party City Corp.	42,891	533,993
* #	Path 1 Network Technologies, Inc.	16,100	86,618
*	Pathmark Stores, Inc.	74,279	369,167
* #	Patient Infosystems, Inc.	733	2,346
*	Patrick Industries, Inc.	4,500	45,990
*	Patriot Transportation Holding, Inc.	2,500	129,848
	PAULA Financial	6,100	12,505
*	Paxar Corp.	99,100	2,321,913
*	Paxson Communications Corp.	118,700	140,066
*	Payless Cashways, Inc.	160	0
*	Payless ShoeSource, Inc.	170,100	1,993,572
*	PC Connection, Inc.	62,350	478,225
*	PC Mall, Inc.	28,817	378,944
*	PC-Tel, Inc.	51,200	386,560
*	PDF Solutions, Inc.	62,693	849,490
*	PDI, Inc.	36,059	721,541
*	PEC Solutions, Inc.	68,817	792,772
*	Pediatric Services of America, Inc.	17,200	208,980
*	Pediatrix Medical Group, Inc.	51,600	3,536,148
*	Peerless Manufacturing Co.	3,000	42,270
*	Peerless Systems Corp.	24,300	40,824
*	Peet’s Coffee & Tea, Inc.	33,439	809,893
* #	Pegasus Communications Corp.	17,540	249,419
*	Pegasus Solutions, Inc.	53,857	641,975
*	Pegasystems, Inc.	87,438	522,005
*	Pemco Aviation Group, Inc.	950	24,415
*	Pemstar, Inc.	73,200	102,480

	Penford Corp.	7,300	105,412
	Penn Engineering & Manufacturing Corp. Class A	1,200	21,720
	Penn Engineering & Manufacturing Corp. Non-Voting	35,600	649,700
*	Penn Treaty American Corp.	24,800	52,824
	Penn Virginia Corp.	45,900	2,241,756
	Pennfed Financial Services, Inc.	14,800	223,628
	Penns Woods Bancorp, Inc.	770	36,389
*	Penwest Pharmaceuticals Co.	54,200	596,200
	Peoples Bancorp, Inc.	300	6,404
	Pep Boys - Manny, Moe & Jack	137,500	2,486,000
*	Perceptron, Inc.	20,968	171,938
*	Performance Food Group Co.	111,387	3,023,043
*	Performance Technologies, Inc.	31,900	296,989
*	Pericom Semiconductor Corp.	64,536	572,434
*	Perini Corp.	61,300	978,348
	Perrigo Co.	178,047	3,128,286
*	Perry Ellis International, Inc.	22,800	517,104
*	Per-Se Technologies, Inc.	73,900	1,117,368
*	Pervasive Software, Inc.	55,039	242,172
*	PetMed Express, Inc.	58,565	474,377
*	Petrocorp, Inc. Escrow Shares	6,900	414
*	Petroleum Development Corp.	41,433	1,816,423
	PFF Bancorp, Inc.	42,500	1,789,250
*	Pfsweb, Inc.	9	29
*	Pharmacopia Drug Discovery, Inc.	26,450	129,076
*	Pharmacyclics, Inc.	48,301	397,034
* #	Pharmanetics, Inc.	7,200	10,584
*	Pharmos Corp.	6,200	4,402
*	Philadelphia Consolidated Holding Corp.	48,900	3,715,422
	Phillips-Van Heusen Corp.	80,000	2,218,400
*	Phoenix Gold International, Inc.	600	510
*	Phoenix Technologies, Ltd.	61,636	613,895
* #	PhotoMedex, Inc.	49,800	124,500
*	Photon Dynamics, Inc.	41,900	974,175
*	Photronics, Inc.	80,900	1,503,122
*	Physiometrix, Inc.	7,400	6,808
*	Pico Holdings, Inc.	12,300	271,092
	Piedmont Natural Gas Co.	64,600	1,509,056
*	Pinnacle Entertainment, Inc.	99,600	1,543,800
*	Pinnacle Financial Partners, Inc.	20,160	438,480
*	Pinnacle Systems, Inc.	168,600	721,608
*	Pioneer Drilling Co.	1,500	19,335
*	Piper Jaffray Companies, Inc.	49,700	1,965,635
*	Pixelworks, Inc.	51,000	485,520
*	Pizza Inn, Inc.	10,000	28,000
*	Planar Systems, Inc.	36,100	290,966
*	PLATO Learning, Inc.	56,366	437,964
*	Playboy Enterprises, Inc. Class A	4,700	61,100
*	Playboy Enterprises, Inc. Class B	71,300	991,070
*	Playtex Products, Inc.	153,000	1,305,090
*	Plexus Corp.	105,800	1,121,480
* #	Plug Power, Inc.	183,143	1,309,472
*	PLX Technology, Inc.	65,438	788,528
*	PMA Capital Corp. Class A	76,908	696,017

	PNM Resources, Inc.	116,000	3,043,840
	Pocahontas Bancorp, Inc.	4,400	69,872
*	Point Therapeutics, Inc.	660	3,476
*	Point.360	9,000	30,600
	PolyMedica Corp.	68,549	2,360,142
*	PolyOne Corp.	94,200	857,220
*	Pomeroy IT Solutions, Inc.	30,637	456,185
	Pope & Talbot, Inc.	40,600	657,720
*	Porta Systems Corp.	300	60
*	Portal Software, Inc.	98,020	270,535
*	Portfolio Recovery Associates, Inc.	38,705	1,460,727
*	Possis Medical, Inc.	44,554	419,699
	Potlatch Corp.	66,100	3,050,515
*	Powell Industries, Inc.	19,159	345,054
*	Power Intergrations, Inc.	77,200	1,639,728
	PowerCerv Corp.	1,755	439
*	Power-One, Inc.	196,161	1,141,657
*	Powerwave Technologies, Inc.	258,345	1,769,663
*	Pozen, Inc.	72,167	458,260
*	PPT Vision, Inc.	6,800	4,760
*	PRAECIS Pharmaceuticals, Inc.	100,404	141,570
	Preformed Line Products Co.	1,200	40,668
*	Premier Financial Bancorp	5,200	60,892
* #	Premier Laser Systems, Inc. Class A	3,400	3
*	Premiere Global Services, Inc.	176,137	1,793,075
#	Pre-Paid Legal Services, Inc.	38,750	1,356,250
	Presidential Life Corp.	72,692	1,127,453
*	Presstek, Inc.	86,298	765,463
*	PRG-Schultz International, Inc.	154,703	716,275
*	Price Communications Corp.	140,070	2,503,051
* #	Priceline.com, Inc.	97,116	2,182,197
*	PriceSmart, Inc.	46,100	361,885
*	PRIMEDIA, Inc.	626,038	2,510,412
*	Primus Telecommunications Group, Inc.	203,957	354,885
*	Princeton Review, Inc.	14,600	78,840
	Printronix, Inc.	5,800	96,976
*	Priority Healthcare Corp.	92,339	2,112,716
*	Private Business, Inc.	945	2,126
*	ProAssurance Corp.	72,950	2,954,475
*	Procom Technology, Inc.	5,400	8,775
*	ProcureNet, Inc.	19,700	20
*	Progenics Pharmaceuticals, Inc.	43,100	1,000,782
	Programmers Paradise, Inc.	5,200	74,880
*	Progress Software Corp.	90,200	2,088,130
*	ProQuest Co.	71,500	2,613,325
	Prosperity Bancshares, Inc.	55,925	1,544,089
*	Provide Commerce	6,800	194,990
	Providence & Worcester Railroad Co.	3,000	41,700
	Provident Bancorp, Inc.	47,735	613,872
	Provident Bankshares Corp.	81,893	2,736,045
	Provident Financial Holdings, Inc.	8,325	234,099
	Provident Financial Services, Inc.	16,553	294,974
*	Province Healthcare Co.	88,825	2,050,081
*	Proxim Corp.	6,726	9,484
*	ProxyMed, Inc.	10,679	92,587

*	PSS World Medical, Inc.	161,300	1,961,408
	Psychemedics Corp.	5,225	71,583
*	Psychiatric Solutions, Inc.	50,033	1,992,314
	Pulaski Financial Corp.	5,400	112,055
	Pulitzer, Inc.	23,800	1,515,584
*	Pure World, Inc.	7,600	11,552
*	PW Eagle, Inc.	7,000	21,294
	Pyramid Breweries, Inc.	5,700	10,374
	QAD, Inc.	83,759	654,995
*	QEP Co., Inc.	2,125	30,260
*	QLT, Inc.	38,900	543,433
*	QuadraMed Corp.	38,906	71,976
	Quaker Chemical Corp.	23,220	517,574
	Quaker Fabric Corp.	41,950	177,029
*	Quality Dining, Inc.	11,400	36,138
	Quality Systems, Inc.	15,000	1,207,500
*	Qualstar Corp.	5,500	23,485
	Quanex Corp.	59,750	3,516,288
*	Quanta Services, Inc.	289,700	2,274,145
*	Quantum Corp.	183,000	528,870
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	76,120	411,048
*	Quest Software, Inc.	237,477	3,222,563
*	Questcor Pharmaceuticals, Inc.	26,700	14,151
*	QuickLogic Corp.	64,100	235,247
*	Quidel Corp.	79,235	349,426
*	Quigley Corp.	24,006	201,170
*	Quiksilver, Inc.	88,100	2,783,079
*	Quinton Cardiology Systems, Inc.	34,800	338,952
*	Quipp, Inc.	1,400	18,193
	Quixote Corp.	21,540	384,058
* #	Quokka Sports, Inc.	1,128	8
*	Quovadx, Inc.	62,047	180,557
*	R&B, Inc.	8,400	228,892
*	Radiant Systems, Inc.	72,044	567,707
*	Radio One, Inc.	1,200	16,488
*	Radiologix, Inc.	52,800	247,632
*	RadiSys Corp.	47,662	725,892
*	Radyne ComStream, Inc.	9,500	86,640
*	RailAmerica, Inc.	92,500	1,115,550
*	Raindance Communictions, Inc.	89,896	208,559
	Ralcorp Holdings, Inc.	73,600	3,426,080
*	Ramtron International Corp.	55,700	228,370
	Range Resources Corp.	166,800	4,210,032
*	Rare Hospitality International, Inc.	85,050	2,488,563
	Raven Industries, Inc.	44,950	810,449
*	Rayovac Corp.	85,100	3,659,300
	Raytech Corp.	16,400	29,848
*	RC2 Corp.	50,991	1,577,152
*	RCM Technologies, Inc.	10,500	51,450
* #	RCN Corp.	82,600	1,652
*	Reading International, Inc. Class A	18,149	139,566
*	Reading International, Inc. Class B	1,060	8,083
*	RealNetworks, Inc.	424,500	2,657,370
*	Redback Networks, Inc.	129,533	861,394

*	Redhook Ale Brewery, Inc.	9,300	33,945
	Redwood Empire Bancorp	5,250	147,945
	Regal-Beloit Corp.	61,204	1,887,531
*	Regeneration Technologies, Inc.	66,540	714,640
*	Regeneron Pharmaceuticals, Inc.	139,337	851,349
*	Regent Communications, Inc.	112,813	568,578
*	Register.com, Inc.	44,100	271,656
*	RehabCare Group, Inc.	40,500	1,162,350
*	Reliability, Inc.	6,300	2,741
	Reliance Steel & Aluminum Co.	80,757	3,690,595
	Reliv International, Inc.	40,122	381,159
*	Relm Wireless Corp.	7,600	16,112
*	Remec, Inc.	155,250	973,418
*	RemedyTemp, Inc.	15,100	145,866
*	Remington Oil & Gas Corp.	68,900	2,295,748
*	Remote Dynamics, Inc.	276	144
	Renaissance Learning, Inc.	76,415	1,289,121
* #	Rentech, Inc.	57,800	90,746
*	Rentrak Corp.	24,400	270,840
*	Rent-Way, Inc.	65,600	512,336
*	Repligen Corp.	72,100	130,501
*	Reptron Electronics, Inc.	343	2,007
	Republic Bancorp, Inc.	176,071	2,561,833
	Republic Bancorp, Inc. Class A	15,225	397,829
*	Republic First Bancorp, Inc.	6,967	101,997
*	Res-Care, Inc.	37,785	517,277
*	ResMed, Inc.	12,900	760,455
	Resource America, Inc.	43,781	1,729,350
*	Resources Connection, Inc.	59,168	2,944,200
*	Restoration Hardware, Inc.	82,600	438,606
*	Retail Ventures, Inc.	85,200	622,812
*	Retek, Inc.	139,935	1,176,853
*	Revlon, Inc.	837,900	2,036,097
*	Rewards Network, Inc.	61,900	330,546
*	Rex Stores Corp.	26,600	375,326
*	Rexhall Industries, Inc.	3,542	1,027
*	RF Micro Devices, Inc.	468,455	2,576,503
*	RF Monolithics, Inc.	19,600	137,200
	RGC Resources, Inc.	3,564	94,446
	Richardson Electronics, Ltd.	40,925	461,225
*	Rigel Pharmaceuticals, Inc.	2,222	41,418
	Riggs National Corp.	51,399	994,571
*	Rimage Corp.	8,600	150,930
*	Rita Medical Systems, Inc.	91,921	310,693
	Riverview Bancorp, Inc.	4,500	96,026
*	Riviera Holdings Corp.	3,600	150,300
	RLI Corp.	63,200	2,736,560
	Roanoke Electric Steel Corp.	9,900	262,251
	Robbins & Myers, Inc.	36,300	871,200
* #	Robotic Vision Systems, Inc.	3,480	1,566
*	Rochester Medical Corp.	5,300	56,710
	Rock of Ages Corp.	4,400	31,240
*	Rockford Corp.	14,600	37,230
	Rock-Tenn Co. Class A	88,600	1,264,322
#	Rocky Mountain Chocolate Factory, Inc.	4,215	86,296

*	Rocky Shoes & Boots, Inc.	4,500	140,580
*	Rofin-Sinar Technologies, Inc.	37,677	1,380,862
*	Rogers Corp.	41,900	1,913,154
	Rollins, Inc.	114,200	2,914,384
	Royal Bancshares of Pennsylvania, Inc. Class A	4,518	111,685
	Royal Gold, Inc.	51,835	913,851
*	Royale Energy, Inc.	4,509	36,839
	RPC, Inc.	28,600	746,460
*	RSA Security, Inc.	173,844	2,840,611
*	RTI International Metals, Inc.	54,200	1,468,820
*	RTW, Inc.	5,150	54,333
*	Rubio’s Restaurants, Inc.	21,895	249,822
	Ruddick Corp.	117,700	2,777,720
*	Rudolph Technologies, Inc.	42,000	770,280
*	Rural Cellular Corp. Class A	2,800	15,652
*	Rural/Metro Corp.	14,000	87,080
*	Rush Enterprises, Inc. Class A	9,200	146,556
*	Rush Enterprises, Inc. Class B	7,000	115,780
	Russ Berrie & Co., Inc.	52,100	1,185,796
	Russell Corp.	81,700	1,477,953
*	Ryan’s Restaurant Group, Inc.	102,600	1,378,944
	Ryerson Tull, Inc.	62,500	896,875
*	S&K Famous Brands, Inc.	2,100	36,771
	S&T Bancorp, Inc.	66,281	2,462,339
*	S1 Corp.	184,306	1,415,470
*	Saba Software, Inc.	29,577	159,124
*	Safeguard Scientifics, Inc.	208,000	330,720
*	SafeNet, Inc.	59,504	1,785,120
*	Safety Components International, Inc.	118	2,092
*	Saga Communications, Inc. Class A	45,825	734,575
*	Salem Communications Corp.	50,969	1,177,894
* #	Salton, Inc.	26,700	75,294
*	San Filippo (John B.) & Son, Inc.	18,993	493,723
	Sanders Morris Harris Group, Inc.	44,139	753,894
	Sanderson Farms, Inc.	49,900	2,239,013
*	Sands Regent Casino Hotel	2,000	21,060
	Sandy Spring Bancorp, Inc.	36,450	1,195,925
*	Sangamo BioSciences, Inc.	62,997	325,065
*	Sapient Corp.	309,694	2,282,445
*	SatCon Technology Corp.	52,200	91,872
	Saucony, Inc. Class A	2,700	70,443
	Saucony, Inc. Class B	3,500	91,000
	Sauer-Danfoss, Inc.	49,600	1,061,440
*	Savient Pharmaceuticals, Inc.	76,600	219,842
	Saxon Capital, Inc.	16,900	303,524
*	SBA Communications Corp.	101,800	885,660
*	SBE, Inc.	3,500	10,675
*	SBS Technologies, Inc.	38,230	463,348
*	ScanSoft, Inc.	253,360	1,086,914
*	ScanSource, Inc.	31,500	1,976,625
	Schawk, Inc.	22,200	473,082
*	Scheid Vineyards, Inc.	2,200	13,442
*	Schick Technologies, Inc.	9,000	159,750
*	Schieb (Earl), Inc.	2,200	6,710
*	Schmitt Industries, Inc.	2,466	17,706

	Schnitzer Steel Industries, Inc. Class A	62,351	2,532,698
*	Scholastic Corp.	95,962	3,404,732
*	Schuff International, Inc.	7,000	17,500
	Schulman (A.), Inc.	76,655	1,384,389
	Schweitzer-Maudoit International, Inc.	36,700	1,249,635
*	Sciclone Pharmaceuticals, Inc.	111,669	346,174
*	Scientific Learning Corp.	4,400	25,960
*	Scientific Technologies, Inc.	6,700	30,217
*	SCM Microsystems, Inc.	37,563	144,618
	SCP Pool Corp.	85,050	2,895,102
*	SCPIE Holdings, Inc.	9,300	102,021
*	SCS Transportation, Inc.	37,054	820,746
	Seaboard Corp.	1,400	1,498,000
*	Seabulk International, Inc.	46,800	841,932
*	Seachange International, Inc.	69,400	961,190
	Seacoast Banking Corp. of Florida	38,453	761,369
*	SEACOR Holdings, Inc.	47,600	2,996,420
*	Seattle Genetics, Inc.	103,991	523,075
*	Secom General Corp.	140	190
*	Secure Computing Corp.	64,074	583,073
*	SED International Holdings, Inc.	825	578
*	SeeBeyond Technology Corp.	211,883	805,155
*	SEEC, Inc.	100	11
*	Segue Software, Inc.	9,500	48,355
*	Selas Corp. of America	4,750	9,643
*	Select Comfort Corp.	89,875	1,851,425
*	Selectica, Inc.	78,760	252,032
	Selective Insurance Group, Inc.	68,861	3,168,295
	SEMCO Energy, Inc.	70,900	440,289
*	Semitool, Inc.	71,760	749,174
*	Semtech Corp.	102,316	2,001,301
*	SEMX Corp.	900	122
*	Seneca Foods Corp. Class A	200	3,425
*	Seneca Foods Corp. Class B	1,300	23,732
* #	Senesco Technologies, Inc.	19,600	64,680
	Sensient Technologies Corp.	117,200	2,559,648
*	Sequa Corp. Class A	6,900	399,924
*	Sequa Corp. Class B	2,600	152,750
*	Sequenom, Inc.	62,400	75,442
*	SeraCare Life Sciences, Inc.	4,080	55,080
*	Serena Software, Inc.	106,590	2,462,229
*	Serologicals Corp.	84,550	2,043,574
*	Service Corp. International	228,800	1,725,152
*	ServiceWare Technologies, Inc.	290	1,320
*	Servotronics, Inc.	1,100	5,390
*	SFBC International, Inc.	36,918	1,604,087
*	Shared Technologies Cellular, Inc.	10,100	16
*	Sharper Image Corp.	37,800	587,412
*	Shaw Group, Inc.	159,387	3,315,250
*	Shiloh Industries, Inc.	38,666	636,829
*	Shoe Carnival, Inc.	32,079	521,284
*	Shoe Pavilion, Inc.	6,200	24,986
*	Sholodge, Inc.	5,100	20,910
*	ShopKo Stores, Inc.	65,800	1,152,158
* #	Shuffle Master, Inc.	87,530	2,867,483

*	Siebert Financial Corp.	22,300	74,571
	Sierra Bancorp	1,700	40,426
*	Sierra Health Services, Inc.	58,036	3,572,696
*	Sierra Pacific Resources	293,300	2,927,134
*	SIFCO Industries, Inc.	5,400	26,244
* #	Sigma Designs, Inc.	52,400	607,054
*	Sigmatron International, Inc.	2,200	26,708
	Silgan Holdings, Inc.	46,013	3,058,944
* #	Silicon Graphics, Inc.	348,800	387,168
*	Silicon Image, Inc.	191,589	2,207,105
*	Silicon Storage Technology, Inc.	218,700	1,010,394
*	Silicon Valley Bancshares	71,258	3,122,526
*	Siliconix, Inc.	74,498	2,113,508
*	Simclar, Inc.	6,500	25,935
	Simmons First National Corp. Class A	35,827	931,502
*	SimpleTech, Inc.	114,615	450,437
	Simpson Manufacturing Co., Inc.	87,400	3,017,922
	Sinclair Broadcast Group, Inc. Class A	113,900	877,030
*	Sipex Corp.	81,946	180,281
*	Sirenza Microdevices, Inc.	87,340	371,195
*	Sirna Therapeutics, Inc.	96,175	278,908
*	Sitel Corp.	176,800	323,544
*	Six Flags, Inc.	232,605	1,037,418
	SJW Corp.	9,000	318,150
*	Skechers U.S.A., Inc. Class A	55,300	844,984
	Skyline Corp.	8,300	318,305
	Skywest, Inc.	138,396	2,362,420
*	Skyworks Solutions, Inc.	365,893	2,656,383
*	SL Industries, Inc.	5,900	79,060
*	SM&A	50,300	402,400
*	Smart & Final Food, Inc.	76,700	997,100
*	Smith & Wesson Holding Corp.	75,700	196,820
*	Smith & Wollensky Restaurant Group, Inc.	13,400	65,928
	Smith (A.O.) Corp.	54,600	1,434,888
	Smith (A.O.) Corp. Convertible Class A	3,750	98,550
* #	Smith Micro Software, Inc.	21,400	131,396
*	Smithway Motor Xpress Corp. Class A	4,000	24,256
*	Sola International, Inc.	70,000	1,947,400
*	Somera Communications, Inc.	59,150	91,683
	Sonic Automotive, Inc.	73,400	1,628,746
*	Sonic Corp.	82,385	2,775,551
* #	Sonic Foundry, Inc.	42,300	59,643
*	Sonic Innovations, Inc.	52,600	251,954
*	Sonic Solutions, Inc.	58,600	916,504
*	SonicWALL, Inc.	174,500	1,078,410
*	SonoSite, Inc.	37,245	1,016,044
*	Sonus Networks, Inc.	54,057	284,880
*	Sonus Pharmaceuticals, Inc.	53,350	223,483
*	Sotheby’s Holdings, Inc. Class A	117,100	2,086,722
	Sound Federal Bancorp, Inc.	29,084	452,256
*	Source Interlink Companies, Inc.	59,000	672,600
*	Source Media, Inc.	27,400	0
*	SOURCECORP, Inc.	34,502	720,402
	South Jersey Industries, Inc.	33,964	1,897,569
	Southern Banc Co., Inc.	200	3,295

*	Southern Energy Homes, Inc.	13,825	77,420
*	Southern Union Co.	1	18
	Southside Banchares, Inc.	331	7,348
*	Southwall Technologies, Inc.	14,200	18,176
	Southwest Bancorp, Inc.	30,500	593,225
	Southwest Bancorporation of Texas, Inc.	178,100	3,392,805
	Southwest Gas Corp.	90,100	2,259,708
	Southwest Water Co.	48,357	551,270
*	Southwestern Energy Co.	2,310	140,910
*	Spacehab, Inc.	27,766	43,065
	Span-American Medical System, Inc.	2,400	25,946
*	Spanish Broadcasting System, Inc.	99,100	995,955
*	SPAR Group, Inc.	2,900	2,813
	Spartan Motors, Inc.	31,345	329,123
*	Spartan Stores, Inc.	47,775	483,961
	Spartech Corp.	79,800	1,753,206
*	Sparton Corp.	8,334	81,673
*	Specialty Laboratories, Inc.	56,600	538,832
	SpectraLink Corp.	47,600	723,996
*	Spectranetics Corp.	62,782	366,647
*	Spectrum Control, Inc.	13,000	96,980
* #	Spectrum Pharmaceuticals, Inc.	35,308	230,208
*	SpectRx, Inc.	6,900	2,415
	Speedway Motorsports, Inc.	67,390	2,506,908
*	Spescom Software, Inc.	189	89
*	Spherion Corp.	152,520	1,189,656
*	Spherix, Inc.	12,100	39,930
*	Spinnaker Exploration Co.	84,790	3,040,569
*	Spire Corp.	6,700	32,361
*	Sport Chalet, Inc.	2,700	37,314
*	Sport Supply Group, Inc.	8,900	25,143
*	Sport-Haley, Inc.	2,700	11,475
*	Sportsman’s Guide, Inc.	11,489	278,482
*	SPSS, Inc.	27,637	536,158
*	SRA International, Inc.	35,100	2,135,133
*	SRI/Surgical Express, Inc.	6,100	29,219
*	SRS Labs, Inc.	36,145	181,448
	SS&C Technologies, Inc.	57,679	1,391,217
	St. Mary Land & Exploration Co.	87,800	4,467,264
*	Staar Surgical Co.	51,500	330,630
*	Stage Stores, Inc.	44,472	1,714,840
*	Staktek Holdings, Inc.	4,000	14,720
*	Stamps.com, Inc.	56,623	1,034,446
* #	Standard Automotive Corp.	4,400	0
	Standard Commercial Corp.	29,029	548,648
*	Standard Management Corp.	7,600	26,524
*	Standard Microsystems Corp.	45,972	805,889
	Standard Motor Products, Inc.	50,400	582,624
	Standard Register Co.	59,500	808,605
	Standex International Corp.	30,900	893,319
	Stanley Furniture, Inc.	6,700	314,029
	Star Buffet, Inc.	2,800	20,020
* #	Star Scientific, Inc.	165,895	955,555
*	Starbiz Restrictive Shares	2	0
* #	Starcraft Corp.	2,756	34,009

	Starrett (L.S.) Co. Class A	4,800	97,872
	StarTek, Inc.	36,200	653,410
	State Auto Financial Corp.	96,612	2,698,373
	State Financial Services Corp. Class A	7,800	238,524
* #	STATS ChipPAC, Ltd.	128,037	779,745
*	Steak n Shake Co.	68,218	1,305,010
	Steel Dynamics, Inc.	36,958	1,646,109
	Steel Technologies, Inc.	31,950	985,019
*	SteelCloud, Inc.	12,100	36,300
*	Stein Mart, Inc.	106,316	2,212,436
*	Steinway Musical Instruments, Inc.	18,800	509,104
*	Stellent, Inc.	65,900	592,441
* #	StemCells, Inc.	2,600	11,154
	Stepan Co.	8,400	199,080
	Stephan Co.	3,500	15,820
	Sterling Bancorp	45,351	1,122,891
	Sterling Bancshares, Inc.	112,299	1,638,442
*	Sterling Construction Co., Inc.	8,700	59,595
*	Sterling Financial Corp.	56,970	2,171,696
	Stewart & Stevenson Services, Inc.	72,002	1,542,283
*	Stewart Enterprises, Inc.	265,370	1,682,446
	Stewart Information Services Corp.	42,600	1,703,574
*	Stifel Financial Corp.	24,600	528,900
*	Stillwater Mining Co.	225,900	2,570,742
*	Stone Energy Corp.	66,463	3,338,436
*	Stonepath Group, Inc.	69,400	70,788
*	Stoneridge, Inc.	56,900	686,783
*	StorageNetworks, Inc. Escrow Shares	60,800	1,648
*	Stratagene Corp.	4,926	33,251
*	Stratasys, Inc.	26,000	752,960
*	Strategic Diagnostics, Inc.	48,100	146,224
*	Strategic Distribution, Inc.	3,029	40,861
*	Stratex Networks, Inc.	187,728	396,106
*	Stratos International, Inc.	34,536	156,103
*	Strattec Security Corp.	4,100	228,247
*	Stratus Properties, Inc.	7,050	114,852
	Strayer Education, Inc.	8,300	877,891
	Stride Rite Corp.	91,900	1,194,700
	Sturm Ruger & Co., Inc.	67,300	532,343
*	Suburban Lodges of America, Inc. Escrow Shares	18,500	0
	Suffolk BanCorp	8,600	289,820
	Summa Industries, Inc.	5,200	47,684
	Summit Bancshares, Inc.	4,000	75,240
	Summit Bank Corp.	2,520	38,178
*	SumTotal Systems, Inc.	39,617	223,836
*	Sun Bancorp, Inc.	40,468	991,466
* #	Sun Healthcare Group, Inc.	36,692	250,239
	Sun Hydraulics, Inc.	4,900	80,311
*	Sunair Electronics, Inc.	3,000	40,800
*	Suncoast Naturals, Inc.	950	133
*	SunLink Health Systems, Inc.	1,048	6,875
*	Sunrise Senior Living, Inc.	50,865	2,411,001
	Sunrise Telecom, Inc.	19,500	54,210
*	Suntron Corp.	5,265	15,005
*	Superconductor Technologies, Inc.	41,540	38,632

*	SuperGen, Inc.	125,559	630,306
*	Superior Energy Services, Inc.	191,500	3,672,970
*	Superior Essex, Inc.	3,908	68,390
#	Superior Industries International, Inc.	66,200	1,752,976
	Superior Uniform Group, Inc.	7,000	99,260
*	Supertex, Inc.	32,600	631,462
*	SupportSoft, Inc.	106,600	630,006
	Supreme Industries, Inc.	11,408	76,890
	SureWest Communications	35,912	802,274
* #	SurModics, Inc.	43,992	1,414,343
	Susquehanna Bancshares, Inc.	112,191	2,764,386
*	Swift Energy Corp.	70,100	1,906,019
*	Swift Transportation Co., Inc.	6,343	150,456
	Swisher International, Inc.	700	4,235
	SWS Group, Inc.	34,518	623,395
*	Sybase, Inc.	190,100	3,581,484
*	Sybron Dental Specialties, Inc.	95,400	3,407,688
*	Sycamore Networks, Inc.	400,488	1,437,752
*	Sykes Enterprises, Inc.	97,357	746,728
*	Symmetricom, Inc.	113,267	1,200,630
*	Syms Corp.	28,200	382,110
*	Symyx Technologies	80,400	2,242,356
*	Synalloy Corp.	5,900	59,236
*	Synaptics, Inc.	65,420	1,562,884
*	Synovis Life Technologies, Inc.	29,300	315,561
*	Synplicity, Inc.	64,475	395,877
	Syntel, Inc.	101,407	1,927,747
*	Synthetech, Inc.	16,300	11,247
*	Syntroleum Corp.	109,926	1,257,004
	Sypris Solutions, Inc.	43,847	487,140
*	Systemax, Inc.	57,300	358,125
*	T-3 Energy Services, Inc.	1,250	11,875
* #	Tag-It Pacific, Inc.	45,400	215,650
*	Taitron Components, Inc.	5,000	10,100
*	Take-Two Interactive Software, Inc.	50,900	1,866,503
*	TALK America Holdings, Inc.	65,709	404,110
	TALX Corp.	51,657	1,061,551
	Tandy Brand Accessories, Inc.	5,900	79,827
*	Tanox, Inc.	108,254	1,204,867
*	Tarantella, Inc.	3,300	5,115
*	Tarrant Apparel Group	42,115	69,911
	Tasty Baking Co.	17,400	137,112
	TB Wood’s Corp.	7,600	47,652
*	TBC Corp.	55,690	1,666,802
*	Team, Inc.	7,600	127,300
*	TeamStaff, Inc.	20,200	33,128
	Tech/Ops Sevcon, Inc.	3,100	20,770
	Teche Holding Co.	700	25,781
*	Techne Corp.	45,700	1,557,913
*	Technical Communications Corp.	400	2,100
	Technical Olympic USA, Inc.	112,092	3,398,629
*	Technitrol, Inc.	100,300	1,780,325
	Technology Research Corp.	14,350	88,425
*	Technology Solutions Corp.	31,800	33,708
*	TechTeam Global, Inc.	20,000	219,000

	Tecumseh Products Co. Class A	33,400	1,371,070
*	Tegal Corp.	5,000	4,600
*	Tejon Ranch Co.	13,900	684,575
*	Tekelec	160,200	2,720,196
*	TeleCommunication Systems, Inc.	66,700	170,085
*	Teledyne Technologies, Inc.	81,000	2,476,980
*	Teleglobe International Holdings, Ltd.	11,300	56,500
*	TeleTech Holdings, Inc.	186,800	2,138,860
*	Telik, Inc.	109,100	2,059,808
* #	Telkonet, Inc.	110,200	584,060
*	Telular Corp.	33,200	181,936
*	TenFold Corp.	400	164
	Tennant Co.	22,500	884,250
*	Tenneco Automotive, Inc.	106,000	1,610,140
*	Terayon Communication Systems, Inc.	186,000	636,120
*	Terex Corp.	20,021	904,949
* #	Terra Industries, Inc.	232,500	1,901,850
*	Tesoro Petroleum Corp.	87,795	3,242,269
*	Tessco Technologies, Inc.	4,500	69,120
*	Teton Petroleum Co.	600	2,286
*	Tetra Tech, Inc.	141,096	2,339,372
*	TETRA Technologies, Inc.	56,000	1,753,360
	Texas Industries, Inc.	52,000	3,468,400
	Texas Regional Banchshares, Inc. Class A	75,960	2,264,368
	Texas United Bancshares, Inc.	100	1,900
	TF Financial Corp.	2,600	82,189
*	Thackeray Corp.	4,100	0
*	Thackeray Corp. Escrow Shares	4,100	820
	The Alpine Group, Inc.	13,500	26,325
*	The Banc Corp.	40,800	406,776
*	The Children’s Place Retail Stores, Inc.	67,500	2,699,325
*	The Dress Barn, Inc.	77,452	1,461,519
*	The Geo Group, Inc.	25,000	717,750
*	The Lamson & Sessions Co.	34,600	333,198
	The Manitowoc Co., Inc.	73,850	3,042,620
	The Marcus Corp.	52,800	1,231,296
*	The Medicines Co.	120,292	2,802,804
*	The Mens Warehouse, Inc.	90,400	3,179,368
	The Phoenix Companies, Inc.	236,900	3,037,058
*	The Rowe Companies	13,100	56,330
*	The Sports Authority, Inc.	64,606	1,582,201
*	The Sports Club Co., Inc.	20,100	37,386
	The Topps Co., Inc.	100,948	949,921
*	The Washtenaw Group, Inc.	1,500	2,250
*	Theragenics Corp.	74,900	250,166
*	Therma-Wave, Inc.	89,490	259,521
*	TheStreet.com, Inc.	61,625	271,150
*	Third Wave Technologies, Inc.	101,673	694,427
*	Thomas & Betts Corp.	85,700	2,663,556
*	Thomas Group, Inc.	4,000	6,320
	Thomas Industries, Inc.	43,250	1,733,460
*	Thoratec Corp.	121,743	1,430,480
*	THQ, Inc.	97,234	2,658,378
*	Three-Five Systems, Inc.	48,799	60,511
*	Tickets.com, Inc.	1,600	1,736

*	Tier Technologies, Inc. Class B	58,200	388,776
	TierOne Corp.	45,653	1,132,651
*	TII Network Technologies, Inc.	11,260	18,579
	Timberland Bancorp, Inc.	3,900	90,870
*	Timco Aviation Services, Inc.	2,549	421
*	Time Warner Telecom, Inc.	116,387	469,040
*	Tipperary Corp.	17,900	70,168
*	Titan Corp.	203,300	3,374,780
#	Titan International, Inc.	19,600	284,004
*	Titan Pharmaceuticals, Inc.	80,300	192,720
*	Titanium Metals Corp.	15,850	603,568
* #	TiVo, Inc.	201,126	806,515
*	TLC Vision Corp.	33,060	310,433
	Todd Shipyards Corp.	6,300	121,275
*	Todhunter International, Inc.	4,600	57,730
*	Tofutti Brands, Inc.	6,900	22,080
*	Tollgrade Communications, Inc.	32,291	289,327
	Tompkins County Trustco, Inc.	399	17,029
*	Too, Inc.	86,700	2,302,752
* #	Torch Offshore, Inc.	23,300	45,435
*	Toreador Resources Corp.	4,900	119,168
*	Total Entertainment Restaurant Corp.	23,861	258,653
* #	Tower Automotive, Inc.	136,800	34,542
*	Tractor Supply Co.	91,932	3,915,384
*	Tradestation Group, Inc.	104,200	700,224
	Traffix, Inc.	33,800	200,772
*	Trailer Bridge, Inc.	9,800	95,550
*	Trammell Crow Co.	88,800	1,718,280
*	Trans World Entertainment Corp.	78,400	1,099,952
*	Transact Technologies, Inc.	8,550	152,105
*	Transaction Systems Architects, Inc.	95,139	2,224,350
*	Transcat, Inc.	6,100	24,034
*	Transgenomic, Inc.	21,900	20,586
*	Trans-Industries, Inc.	1,400	3,305
*	Transkaryotic Therapies, Inc.	86,886	2,001,853
*	Transmeta Corp.	264,600	277,830
*	TransMontaigne, Inc.	104,100	798,447
*	Transport Corp. of America	5,200	47,320
*	Transpro, Inc.	16,100	105,294
*	Transtechnology Corp.	6,200	37,913
* #	Transwitch Corp.	40,600	52,374
*	Travis Boats & Motors, Inc.	2,900	1,088
*	TRC Companies, Inc.	33,900	550,536
	Tredegar Industries, Inc.	95,491	1,651,994
* #	Trenwick Group, Ltd.	11,975	60
* #	Trestle Holdings, Inc.	450	1,485
*	Trex Co., Inc.	37,000	1,683,870
*	Triad Guaranty, Inc.	35,714	1,876,056
	Triarc Companies, Inc. Class A	58,100	905,198
	Triarc Companies, Inc. Class B	49,000	735,000
	Trico Bancshares	9,900	199,188
*	Trico Marine Services, Inc.	55,100	16,392
*	Trident Microsystems, Inc.	57,400	1,061,326
*	Trimble Navigation, Ltd.	87,785	3,162,016
*	Trimedyne, Inc.	2,900	1,653

*	Trimeris, Inc.	54,678	698,785
	Trinity Industries, Inc.	118,900	3,424,320
*	Trio-Tech International	400	1,492
*	TriPath Imaging, Inc.	95,152	715,543
* #	Tripath Technology, Inc.	49,451	58,352
*	Tripos, Inc.	10,620	53,950
*	Triquint Semiconductor, Inc.	311,297	1,073,975
*	Triton PCS Holdings, Inc.	149,100	529,305
*	Triumph Group, Inc.	39,002	1,449,704
* #	Tri-Valley Corp.	54,600	801,528
*	TriZetto Group, Inc.	118,732	1,055,527
*	TRM Corp.	7,000	175,840
* #	Tropical Sportswear International Corp.	19,875	646
	Troy Group, Inc.	13,800	31,533
* #	Trump Hotels & Casino Resorts, Inc.	29,600	42,920
	TrustCo Bank Corp. NY	185,904	2,232,707
	TSR, Inc.	4,400	34,320
*	TTM Technologies, Inc.	102,200	1,100,694
*	Tuesday Morning Corp.	102,736	3,220,774
*	Tufco Technologies, Inc.	4,500	29,997
*	Tumbleweed Communications Corp.	119,995	311,987
	Tupperware Corp.	146,400	2,999,736
* #	TurboChef Technologies, Inc.	59,833	986,646
*	Tut Systems, Inc.	62,700	238,260
*	Tweeter Home Entertainment Group, Inc.	61,300	354,927
	Twin Disc, Inc.	2,800	75,544
*	Tyler Technologies, Inc.	103,200	726,528
* #	U.S. Aggregates, Inc.	1,600	4
*	U.S. Concrete, Inc.	69,800	436,250
*	U.S. Energy Corp. Wyoming	11,500	48,990
*	U.S. Physical Therapy, Inc.	31,098	425,110
*	U.S. Xpress Enterprises, Inc. Class A	10,823	287,784
*	UbiquiTel, Inc.	227,590	1,702,373
*	UFP Technologies, Inc.	3,800	13,376
	UICI	114,300	3,134,106
	UIL Holdings Corp.	36,400	1,823,640
*	Ulticom, Inc.	107,730	1,511,452
* #	Ultimate Electronics, Inc.	31,358	34,494
*	Ultimate Software Group, Inc.	56,047	754,393
*	Ultradata Systems, Inc.	800	392
*	Ultralife Batteries, Inc.	13,100	221,128
*	Ultratech, Inc.	59,500	944,265
	UMB Financial Corp.	54,165	3,051,656
	Umpqua Holdings Corp.	102,460	2,449,819
* #	Unapix Entertainment, Inc.	6,100	25
*	Unico American Corp.	5,500	50,380
*	Unifi, Inc.	130,334	546,099
	Unifirst Corp.	23,650	959,717
	Union Bankshares Corp.	170	6,152
	Union Community Bancorp	2,300	42,550
	Unisource Energy Corp.	67,080	2,027,828
*	Unit Corp.	60,100	2,751,378
*	United America Idemnity, Ltd.	24,043	438,785
	United Auto Group, Inc.	115,200	3,211,776
	United Bankshares, Inc.	47,960	1,634,477

	United Community Banks, Inc.	90,591	2,255,716
	United Community Financial Corp.	74,572	835,206
	United Financial Corp.	660	15,873
*	United Financial Mortgage Corp.	10,400	49,920
	United Fire & Casualty Co.	12,400	393,948
	United Industrial Corp.	30,500	1,006,500
*	United Natural Foods, Inc.	100,013	3,117,405
*	United Online, Inc.	152,803	1,657,913
*	United PanAm Financial Corp.	600	11,670
*	United Rentals, Inc.	192,600	3,643,992
*	United Retail Group, Inc.	22,866	149,772
#	United Security Bancshares	2,000	48,860
*	United Stationers, Inc.	60,900	2,678,382
*	United Surgical Partners International, Inc.	71,217	2,924,170
*	United Therapeutics Corp.	55,699	2,530,406
	United-Guardian, Inc.	1,900	14,744
	Unitil Corp.	4,700	125,725
	Unity Bancorp, Inc.	5,733	68,796
*	Universal American Financial Corp.	138,200	2,173,886
*	Universal Compression Holdings, Inc.	78,849	2,996,262
	Universal Corp.	63,400	3,182,680
*	Universal Display Corp.	69,748	527,295
*	Universal Electronics, Inc.	33,924	577,386
	Universal Forest Products, Inc.	44,805	1,754,116
*	Universal Stainless & Alloy Products, Inc.	6,000	108,000
	Unizan Financial Corp.	33,197	785,109
*	Unova, Inc.	146,100	3,401,208
*	UQM Technologies, Inc.	56,600	236,022
*	Urologix, Inc.	35,742	209,448
*	URS Corp.	109,713	3,164,123
* #	US Airways Group, Inc. Class A	46,800	49,374
* #	US LEC Corp.	74,386	226,877
*	USA Mobility, Inc.	42,300	1,659,852
*	USA Truck, Inc.	9,300	186,093
* #	USANA Health Services, Inc.	47,760	2,126,275
	USB Holding Co., Inc.	17,953	401,450
* #	USDATA Corp.	2,820	99
	USEC, Inc.	211,531	3,130,659
	USF Corp.	69,937	3,342,989
	Utah Medical Products, Inc.	5,000	111,100
* #	V.I. Technologies, Inc.	52,900	46,023
*	VA Software Corp.	141,800	265,166
	Vail Banks, Inc.	1,300	17,225
*	Vail Resorts, Inc.	88,600	2,156,524
* #	Valence Technology, Inc.	20,900	60,610
	Valhi, Inc.	14,140	219,594
	Valley National Gases, Inc.	4,200	61,992
	Valmont Industries, Inc.	59,000	1,486,800
*	Valpey Fisher Corp.	1,650	6,848
	Value Line, Inc.	9,900	399,267
*	ValueClick, Inc.	202,800	2,565,420
*	ValueVision Media, Inc. Class A	92,252	1,199,276
*	Varian Semiconductor Equipment Associates, Inc.	87,600	3,489,984
*	Varian, Inc.	84,100	3,586,865
*	Varsity Group, Inc.	5,600	40,040

* #	Vascular Solutions, Inc.	35,500	326,600
*	Vastera, Inc.	97,179	275,988
*	Vaxgen, Inc.	42,400	597,840
	Vector Group, Ltd.	104,424	1,743,881
*	Veeco Instruments, Inc.	71,400	1,068,144
*	VendingData Corp.	2,100	3,990
*	Ventana Medical Systems, Inc.	43,471	2,922,555
*	Ventiv Health, Inc.	56,277	1,342,206
* #	Verilink Corp.	56,858	166,082
*	Verint Systems, Inc.	10,601	418,368
*	Veritas DGC, Inc.	83,500	2,264,520
*	Verity, Inc.	89,000	1,054,650
*	Vermont Pure Holdings, Ltd.	17,300	43,250
*	Versant Corp.	3,774	2,868
*	Versar, Inc.	8,700	34,191
*	Verso Technologies, Inc.	26,319	10,264
*	Vertex Pharmaceuticals, Inc.	200,729	2,316,413
*	Vertrue, Inc.	24,000	933,360
	Vesta Insurance Group, Inc.	90,200	306,680
*	Vestin Group, Inc.	200	620
	Viad Corp.	55,300	1,493,100
*	Viasat, Inc.	66,891	1,329,793
*	Vical, Inc.	47,255	270,771
*	Vicon Industries, Inc.	4,600	19,458
	Vicor Corp.	75,519	857,141
*	Vicuron Pharmaceuticals, Inc.	150,450	2,610,308
#	Video Display Corp.	7,200	110,081
*	Viewpoint Corp.	135,416	381,873
*	Vignette Corp.	407,600	485,044
*	Viisage Technology, Inc.	118,395	686,691
	Vintage Petroleum, Inc.	122,400	3,634,056
*	Virage Logic Corp.	54,227	717,423
*	Virbac Corp.	22,000	78,100
*	Virco Manufacturing Corp.	13,269	102,171
*	Virginia Commerce Bancorp, Inc.	500	13,150
*	Virologic, Inc.	194,060	459,922
* #	ViroPharma, Inc.	64,225	145,791
*	Vision-Sciences, Inc.	5,100	14,841
	Visteon Corp.	310,900	2,086,139
*	Visual Networks, Inc.	31,900	124,729
*	VISX, Inc.	108,900	2,631,024
* #	Vital Images, Inc.	28,900	425,697
	Vital Signs, Inc.	33,840	1,390,147
* #	Vitech America, Inc.	14,850	28
*	Vitesse Semiconductor, Inc.	358,946	1,094,785
*	Vitria Technology, Inc.	83,442	287,875
*	Vivus, Inc.	95,264	379,151
*	VL Dissolution Corp.	3,101	0
* #	VLPS Lighting Services International, Inc. Escrow Shares	4,800	392
*	Vodavi Technology, Inc.	4,300	27,950
*	Volt Information Sciences, Inc.	33,000	960,960
	Vulcan International Corp.	700	33,355
*	Vyyo, Inc.	37,300	306,606
*	W-H Energy Services, Inc.	69,300	1,829,520

*	Wabash National Corp.	75,900	2,047,023
	Wabtec Corp.	115,000	2,117,150
	Walter Industries, Inc.	87,000	3,338,190
*	Warnaco Group, Inc.	115,217	2,755,991
	Warwick Valley Telephone Co.	300	6,897
	Washington Banking Co.	4,680	86,018
*	Washington Group International, Inc.	62,415	2,730,656
	Washington Savings Bank FSB	2,400	34,272
	Washington Trust Bancorp, Inc.	33,163	934,865
*	Waste Connections, Inc.	78,500	2,675,280
	Waste Industries USA, Inc.	19,300	275,025
*	WatchGuard Technologies, Inc.	84,180	305,573
*	Water Pik Technologies, Inc.	8,400	158,172
	Waters Instruments, Inc.	300	2,583
	Watsco, Inc. Class A	57,800	2,205,648
	Watsco, Inc. Class B	1,350	51,806
	Watson Wyatt & Co. Holdings	81,100	2,218,896
	Watts Water Technologies, Inc.	62,500	2,078,125
	Wausau-Mosinee Paper Corp.	129,236	1,948,879
*	Waxman Industries, Inc.	600	5,100
*	WCI Communities, Inc.	107,000	3,712,900
	WD-40 Co.	41,403	1,356,362
*	Webb Interactive Services, Inc.	1,400	532
*	Webco Industries, Inc.	6,000	51,000
*	WebEx Communications, Inc.	111,680	2,609,962
*	webMethods, Inc.	116,402	729,841
*	Websense, Inc.	58,400	3,495,240
*	Weider Nutrition International, Inc.	10,500	49,875
	Weis Markets, Inc.	67,707	2,517,346
	Wellco Enterprises, Inc.	1,000	15,850
	Wellman, Inc.	70,400	964,480
*	Wells-Gardner Electronics Corp.	20,001	111,006
	Wesbanco, Inc.	50,361	1,354,207
*	WESCO International, Inc.	97,200	3,492,396
	West Bancorporation	24,691	438,512
	West Coast Bancorp	36,529	898,613
*	West Marine, Inc.	51,978	1,256,828
	West Pharmaceutical Services, Inc.	76,500	1,966,050
*	Westaff, Inc.	24,300	131,949
	Westamerica Bancorporation	2,000	104,180
	Westbank Corp.	4,740	86,747
*	Westcoast Hospitality Corp.	12,900	87,075
*	Westell Technologies, Inc.	133,637	839,240
*	Western Power & Equipment Corp.	3,373	4,385
*	Western Sierra Bancorp	1,575	59,897
*	Westmoreland Coal Co.	12,600	415,800
	Westwood Holdings Group, Inc.	6,479	126,341
* #	Wet Seal, Inc. Class A	66,533	194,276
	Weyco Group, Inc.	300	13,185
	WGL Holdings, Inc.	14,000	429,800
*	White Electronics Designs Corp.	58,823	296,468
*	Whitehall Jewelers, Inc.	30,250	213,263
*	Whiting Petroleum Corp.	2,960	125,208
* #	WHX Corp.	6,333	4,940
*	Wickes, Inc.	4,400	3

*	Wild Oats Markets, Inc.	69,869	450,655
* #	William Lyon Homes, Inc.	22,500	1,998,900
*	Williams Industries, Inc.	1,200	4,380
*	Willis Lease Finance Corp.	9,500	80,275
	Willow Grove Bancorp, Inc.	23,951	408,604
*	Wilshire Enterprises, Inc.	7,107	65,029
*	Wilson Greatbatch Technologies, Inc.	52,800	925,584
*	Wilsons The Leather Experts, Inc.	93,845	301,242
*	Wind River Systems, Inc.	207,383	2,791,375
*	Winmark Corp.	3,800	83,600
* #	Winn-Dixie Stores, Inc.	331,700	212,288
	Winnebago Industries, Inc.	84,200	2,976,470
	Wintrust Financial Corp.	53,819	2,887,928
*	Wireless Facilities, Inc.	172,551	1,218,210
	Wireless Telecom Group, Inc.	42,700	119,133
*	Wireless WebConnect!, Inc.	8,900	31
*	Witness Systems, Inc.	60,800	1,137,568
*	WJ Communications, Inc.	129,328	365,998
* #	WMS Industries, Inc.	76,400	2,291,236
*	Wolverine Tube, Inc.	37,300	371,135
	Wolverine World Wide, Inc.	143,400	3,190,650
*	Women First HealthCare, Inc.	1,500	3
	Woodhead Industries, Inc.	29,757	415,408
	Woodward Governor Co.	28,291	2,070,618
*	World Acceptance Corp.	46,809	1,277,886
	World Fuel Services Corp.	57,000	1,633,050
	World Wrestling Federation Entertainment, Inc.	52,100	659,586
* #	WorldGate Communications, Inc.	6,500	26,390
*	Worldwide Restaurant Concepts, Inc.	69,000	362,250
	Worthington Industries, Inc.	28,229	591,398
*	WQN, Inc.	1,500	3,345
*	Wright Medical Group, Inc.	83,626	2,131,627
	WSI Industries, Inc.	2,000	5,400
	X-Rite, Inc.	52,163	843,476
*	Xanser Corp.	42,800	142,524
*	Xeta Corp.	10,300	33,784
*	Yankee Candle Co., Inc.	100,500	3,111,480
	Yardville National Bancorp	16,400	525,456
	York International Corp.	93,900	3,631,113
*	Young Broadcasting, Inc. Class A	42,807	382,695
*	Zapata Corp.	2,340	166,140
	Zenith National Insurance Corp.	18,600	941,718
*	Zevex International, Inc.	3,400	13,940
*	Zhone Technologies, Inc.	203,662	547,851
*	Zila, Inc.	114,329	473,322
* #	Zix Corp.	80,426	238,865
*	Zoll Medical Corp.	23,862	722,064
* #	Zoltek Companies, Inc.	41,100	558,960
*	Zomax, Inc.	70,500	299,625
*	Zones, Inc.	13,500	54,554
*	Zoran Corp.	106,035	1,135,635
*	Zygo Corp.	44,800	583,744
*	ZymeTx, Inc.	700	28
*	Zymogenetics, Inc.	143,039	2,822,159
TOTAL COMMON STOCKS (Cost $2,148,501,376)			2,489,838,220

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	30	0
*	American Banknote Corp. Warrants Series 2 10/01/07	30	0
*	Anacomp, Inc. Class B Warrants 12/10/06	0	0
* #	Angeion Corp. Warrants 10/31/07	215	0
*	Aura Systems, Inc. Warrants 05/31/05	1,262	0
*	Career Blazers, Inc. Trust Units	800	0
*	Chart Industries, Inc. Warrants 09/15/10	24	414
*	Chiquita Brands International, Inc. Warrants 03/19/09	9,947	63,462
*	CSF Holding, Inc. Litigation Rights	3,250	0
*	Del Global Technologies Corp. Warrants 03/28/08	971	971
* #	Foster Wheelers, Ltd. Warrants 09/24/07	40,600	0
*	Imperial Credit Industries, Inc. Warrants 01/31/08	22	0
*	Imperial Sugar Co. Warrants 08/29/08	498	747
*	Lodgian, Inc. Class A Warrants 11/25/07	188	9
*	Lodgian, Inc. Class B Warrants 11/25/09	582	17
*	Magnum Hunter Resources, Inc. Warrants 03/21/05	7,200	13,248
*	Milltope Group, Inc. Contigent Value Rights	5,800	0
*	Optical Cable Corp. Warrants 10/24/07	2,823	0
* #	OSI Pharmaceuticals, Inc. Contingent Value Rights	4,829	483
*	PDS Gaming Corp.	1,100	1,650
	PMR Corp. Contingent Value Rights 08/05/04	7,300	0
*	Timco Aviation Services, Inc. Warrants 02/27/07	6,696	1
*	Virologic, Inc. Contingent Value Rights	102,461	27,664
TOTAL RIGHTS/WARRANTS
(Cost $484,064)			108,666

	Face
	Amount
	(000)
BONDS — (0.0%)
* Del Global Technologies Corp. Subordinated Promissory Note
6.000%, 03/28/07	$2	0
* Timco Aviation Services, Inc. Jr. Subordinated Note
8.000%, 01/02/07	4	652
TOTAL BONDS
(Cost $0)		652

TEMPORARY CASH INVESTMENTS — (4.5%)

Repurchase Agreement, Merrill Lynch Triparty Repo 2.58%, 03/01/05 (Collateralized by $161,771,875 U.S. Treasury Note, maturities ranging from 11/15/16 to 02/15/19, valued at $85,913,886) to be repurchased at $84,233,654 (Cost $84,227,618)	84,228	84,227,618

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $32,561,000 FHLMC Notes 4.00%, 09/22/09, valued at $32,845,909) to be repurchased at $32,362,130 (Cost $32,360,000)	32,360	32,360,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $116,587,618)		116,587,618

TOTAL INVESTMENTS - (100.0%)
(Cost $2,265,573,058)††		$2,606,535,156

†              See Security Valuation Note.

*              Non-Income Producing Securities.

#              Total or Partial Securities on Loan.

             Security purchased with cash proceeds from securities on loan.

††            The cost for federal income tax purposes is $2,268,539,783.

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (95.8%)
*	1-800 CONTACTS, Inc.	89,065	$2,099,262
*	1-800-FLOWERS.COM, Inc.	195,630	1,467,225
	1st Independence Financial Group, Inc.	3,700	70,041
	1st Source Corp.	135,989	3,116,868
#	21st Century Holding Co.	1,050	13,776
*	24/7 Real Media, Inc.	4,040	14,908
*	3-D Systems Corp.	110,010	2,232,103
*	4Kids Entertainment, Inc.	89,500	1,748,830
* #	8X8, Inc.	84,000	188,160
*	@Road, Inc.	367,153	1,663,203
*	A. B. Watley Group, Inc.	9,900	891
*	A.C. Moore Arts & Crafts, Inc.	131,400	3,353,197
*	A.D.A.M., Inc.	5,100	29,274
* #	aaiPharma, Inc.	154,500	355,350
*	AAON, Inc.	141,725	2,182,565
*	AAR Corp.	216,137	2,409,928
*	Abaxis, Inc.	146,800	1,620,672
	ABC Bancorp	62,670	1,347,405
	Abigail Adams National Bancorp	1,512	25,901
*	Abiomed, Inc.	146,491	1,567,454
*	Able Laboratories, Inc.	120,230	2,612,598
*	Ablest, Inc.	13,500	99,225
	Abrams Industries, Inc.	17,100	87,210
*	Acacia Research-Acacia Technologies	68,050	399,453
*	Acacia Research-CombiMatrix	111,169	332,395
*	Accelr8 Technology Corp.	10,362	30,153
*	Accelrys, Inc.	220,300	1,176,402
* #	Access Pharmaceuticals, Inc.	101,600	295,656
*	ACE Cash Express, Inc.	105,275	2,663,457
* #	ACE*COMM Corp.	78,700	251,840
	Aceto Corp.	194,062	1,736,855
*	Acme Communications, Inc.	120,000	720,000
	Acme United Corp.	30,407	530,602
*	ACT Manufacturing, Inc.	200	1
* #	ACT Teleconferencing, Inc.	36,800	25,392
*	Actel Corp.	169,796	2,896,720
	Action Performance Companies, Inc.	123,100	1,787,412
*	ActivCard Corp.	281,830	1,814,985
*	Active Power, Inc.	298,200	1,121,232
*	Actuate Corp.	412,948	1,114,960
	Adams Resources & Energy, Inc.	68,250	1,556,100
*	Adaptec, Inc.	20,300	110,432
*	ADDvantage Technologies Group, Inc.	2,200	10,868
*	ADE Corp.	81,400	1,626,372
*	Adept Technology, Inc.	6,000	39,000

1

*	Administaff, Inc.	170,500	2,284,700
*	Adolor Corp.	271,636	2,390,397
*	Advanced Digital Information Corp.	393,225	3,267,700
*	Advanced Energy Industries, Inc.	218,217	2,031,600
*	Advanced Magnetics, Inc.	64,200	1,304,544
*	Advanced Marketing Services, Inc.	132,075	979,996
*	Advanced Neuromodulation Systems, Inc.	130,535	3,850,782
*	Advanced Nutraceuticals, Inc.	475	1,639
* #	Advanced Photonix, Inc.	68,300	114,744
*	Advanced Power Technology, Inc.	73,800	571,950
*	Advancis Pharmaceutical Corp.	3,900	17,043
	Advanta Corp. Class A	64,283	1,416,154
	Advanta Corp. Class B Non-Voting	122,451	2,965,763
*	Advent Software, Inc.	218,421	3,857,315
*	Aehr Test Systems	57,400	172,200
*	AEP Industries, Inc.	60,750	1,239,300
*	Aerosonic Corp.	33,100	150,605
*	Aether Systems, Inc.	294,076	1,005,740
*	Aetrium, Inc.	87,300	279,360
*	AFC Enterprises, Inc.	9,700	256,080
*	Aftermarket Technology Corp.	151,100	2,192,461
*	Agile Software Corp.	351,442	2,410,892
	Agilysys, Inc.	216,138	4,076,363
*	Air Methods Corp.	71,900	542,845
*	AirGate PCS, Inc.	78,810	2,889,963
*	AirNet Systems, Inc.	96,100	394,010
*	Airspan Networks, Inc.	251,339	1,103,378
*	AK Steel Holding Corp.	84,500	1,482,975
* #	Akorn, Inc.	202,000	709,020
* #	Aksys, Ltd.	199,350	932,958
	Alamo Group, Inc.	70,700	1,746,290
	Alaska Communications Systems Group, Inc.	198,600	1,705,974
*	Albany Molecular Research, Inc.	208,940	2,047,612
*	Alderwoods Group, Inc.	21,000	257,250
#	Aldila, Inc.	33,233	540,701
*	Aleris International, Inc.	251,078	5,039,135
*	Alexion Pharmaceuticals, Inc.	184,972	4,319,096
*	Alico, Inc.	53,400	3,121,764
*	Align Technology, Inc.	104,182	788,658
*	All American Semiconductor, Inc.	45,140	259,555
	Allen Organ Co. Class B	4,700	292,575
*	Alliance Gaming Corp.	331,900	3,684,090
*	Alliance Imaging, Inc.	326,900	3,700,508
*	Alliance Semiconductor Corp.	237,680	639,359
*	Allied Defense Group, Inc.	48,640	1,118,720
*	Allied Healthcare International, Inc.	146,800	960,072
*	Allied Healthcare Products, Inc.	65,800	407,960
*	Allied Holdings, Inc.	73,100	325,295
*	Allied Motion Technologies, Inc.	34,580	261,736
*	Allos Therapeutics, Inc.	208,727	471,723
*	Alloy, Inc.	215,380	1,309,510
*	Allscripts Healthcare Solutions, Inc.	257,100	3,445,140
*	Almost Family, Inc.	11,500	162,725
*	Alpha Technologies Group, Inc.	87,200	10,464
*	Alteon, Inc.	231,200	173,400

2

*	AM-CH, Inc.	14,933	8,960
	Ambassadors Group, Inc.	70,300	2,343,099
	Ambassadors International, Inc.	70,300	1,037,628
*	Amcast Industrial Corp.	85,700	2,057
	AMCOL International Corp.	196,700	4,356,905
	Amcore Financial, Inc.	5,400	153,522
*	Amedisys, Inc.	102,147	3,262,575
*	AMEN Properties, Inc.	12,375	66,082
*	America Services Group, Inc.	72,350	1,811,644
* #	America West Holdings Corp. Class B	235,300	1,152,970
*	American Biltrite, Inc.	57,750	689,824
* #	American Business Financial Services, Inc.	35,450	14,180
*	American Claims Evaluation, Inc.	3,100	6,696
*	American Dental Partners, Inc.	57,700	1,443,654
	American Ecology Corp.	106,400	1,317,232
*	American Independence Corp.	14,733	208,619
#	American Italian Pasta Co.	121,000	3,267,000
*	American Locker Group, Inc.	32,200	257,600
*	American Pacific Corp.	66,400	590,296
*	American Physicians Capital, Inc.	56,865	2,075,004
	American Physicians Services Group, Inc.	36,700	444,070
*	American Retirement Corp.	201,900	2,604,510
*	American Science & Engineering, Inc.	61,500	2,745,360
	American Shared Hospital Services	26,800	158,656
	American Software, Inc. Class A	277,700	1,663,423
	American States Water Co.	111,600	3,035,520
*	American Superconductor Corp.	186,431	1,991,083
*	American Technical Ceramics Corp.	68,100	633,330
	American Vanguard Corp.	5,998	233,502
*	American West Bancorporation	14,733	290,977
	American Woodmark Corp.	129,320	4,760,269
	Americana Bancorp	20,350	297,313
*	America’s Car-Mart, Inc.	51,700	1,833,282
*	AmeriServe Financial, Inc.	176,775	972,262
	Ameron International Corp.	56,800	1,994,816
*	AMICAS, Inc.	315,800	1,250,568
*	Amistar Corp.	27,800	93,686
*	AML Communications, Inc.	61,500	79,950
*	AMN Healthcare Services, Inc.	189,900	2,569,347
	Ampco-Pittsburgh Corp.	81,300	1,077,225
*	Ampex Corp. Class A	7,565	316,973
	Amrep Corp.	63,610	1,449,672
*	AMS Health Sciences, Inc.	1,400	5,558
*	Amsurg Corp.	66,946	1,617,427
*	Amtech Systems, Inc.	2,400	7,800
*	AMX Corp.	98,000	2,196,180
*	Anadigics, Inc.	213,000	504,810
*	Analex Corp.	57,600	204,480
	Analogic Corp.	85,273	3,661,623
*	Analysts International Corp.	190,092	743,260
* #	Analytical Surveys, Inc.	5,670	12,939
*	Anaren, Inc.	131,146	1,674,734
	Anchor Bancorp Wisconsin, Inc.	153,718	4,225,708
	Andersons, Inc.	51,500	1,629,975
*	Angeion Corp.	1,294	4,049

3

	Angelica Corp.	49,300	1,457,801
*	AngioDynamics, Inc.	74,011	1,598,638
*	Anika Therapeutics, Inc.	64,600	781,660
*	Ansoft Corp.	114,500	2,999,900
*	AnswerThink, Inc.	290,549	1,243,550
* #	Antigenics, Inc.	305,114	2,105,287
*	AP Pharma, Inc.	193,400	384,673
*	APA Enterprises, Inc.	41,400	74,106
*	APAC Customer Services, Inc.	389,119	478,616
* #	Aphton Corp.	253,216	349,438
	Apogee Enterprises, Inc.	241,900	3,384,181
* #	Apogee Technology, Inc.	4,500	13,815
*	Applica, Inc.	159,500	824,615
*	Applied Films Corp.	98,901	2,220,327
*	Applied Imaging Corp.	41,400	24,012
	Applied Industrial Technologies, Inc.	154,150	4,365,528
*	Applied Innovation, Inc.	142,200	520,452
	Applied Signal Technologies, Inc.	94,700	2,209,351
*	Applix, Inc.	121,600	913,216
*	Apropos Technology, Inc.	117,050	344,127
*	aQuantive, Inc.	414,885	4,385,334
*	Aquila, Inc.	255,000	910,350
*	Aradigm Corp.	152,941	186,588
	Arch Chemicals, Inc.	157,249	4,494,176
	Arctic Cat, Inc.	91,582	2,481,872
* #	Ardent Communications, Inc.	20,000	30
*	Arena Pharmaceuticals, Inc.	176,967	946,773
*	ARGON ST, Inc.	63,888	2,081,471
*	Argonaut Group, Inc.	185,525	4,357,982
*	Argonaut Technologies, Inc.	79,550	66,822
*	Ariad Pharmaceuticals, Inc.	352,502	2,206,663
*	Ariba, Inc.	68,406	623,179
	Ark Restaurants Corp.	21,400	811,488
*	Arlington Hospitality, Inc.	60,600	167,256
* #	Armstrong Holdings, Inc.	27,400	60,280
* #	Arotech Corp.	54,400	74,528
*	Arqule, Inc.	193,613	968,065
*	Array BioPharma, Inc.	247,815	2,086,602
#	Arrhythmia Research Technology, Inc.	17,575	249,916
*	Arris Group, Inc.	587,347	3,729,653
	Arrow Financial Corp.	87,047	2,412,943
*	Art Technology Group, Inc.	117,611	136,429
	Artesian Resources Corp. Class A	800	21,736
*	Artesyn Technologies, Inc.	219,200	2,270,912
*	Arthrocare Corp.	131,761	3,797,352
* #	Artisoft, Inc	23,716	64,033
*	Art’s-Way Manufacturing Co., Inc.	100	700
	ASB Financial Corp.	4,500	94,590
*	Ashworth, Inc.	132,600	1,462,578
*	Aspect Communications Corp.	197,100	2,148,390
*	Aspect Medical Systems, Inc.	137,387	2,964,811
*	Aspen Technology, Inc.	255,257	1,352,862
*	Astea International, Inc.	21,160	157,642
*	Astec Industries, Inc.	133,783	2,481,675
	Astro-Med, Inc.	54,422	533,336

4

*	Astronics Corp.	36,681	239,894
*	Astronics Corp. Class B	13,755	91,471
* #	AstroPower, Inc.	14,986	232
*	ASV, Inc.	87,750	3,922,425
*	Asyst Technologies, Inc.	282,359	1,377,912
* #	ATA Holdings Corp.	155,900	155,900
*	Atari, Inc.	611,869	1,633,690
*	AtheroGenics, Inc.	64,220	1,060,272
*	Atlantic American Corp.	157,725	474,752
*	Atlantic Premium Brands, Ltd.	27,000	29,700
*	Atlantis Plastics, Inc.	34,800	730,800
*	ATMI, Inc.	153,395	4,175,412
*	ATP Oil & Gas Corp.	206,905	4,992,618
	Atrion Corp.	15,400	785,400
*	ATS Medical, Inc.	43,740	166,649
*	Audiovox Corp. Class A	137,226	2,046,040
*	August Technology Corp.	115,815	1,416,417
*	Ault, Inc.	40,100	102,255
*	Authentidate Holding Corp.	226,600	1,142,064
*	autobytel.com, Inc.	258,326	1,425,960
*	Avalon Holding Corp. Class A	15,475	48,746
*	Avanex Corp.	441,189	767,669
*	AVANIR Pharmaceuticals Class A	654,700	1,499,263
*	Avant Immunotherapeutics, Inc.	408,574	686,404
*	Avatar Holdings, Inc.	47,000	2,390,890
*	AVI BioPharma, Inc.	242,070	626,961
*	Aviall, Inc.	143,250	4,011,000
*	Avici Systems, Inc.	85,981	464,297
*	Avigen, Inc.	136,000	388,960
*	Aware, Inc.	152,650	937,271
*	Axesstel, Inc.	37,800	151,200
* #	AXM Pharma, Inc.	48,600	123,930
*	Axonyx, Inc.	1,200	1,980
*	AXS-One, Inc.	197,000	594,940
*	Axsys Technologies, Inc.	74,400	1,473,120
*	AXT, Inc.	114,600	159,294
*	AZZ, Inc.	59,726	967,561
	Badger Meter, Inc.	129,000	3,654,570
*	Badger Paper Mills, Inc.	200	862
	Bairnco Corp.	105,300	1,258,335
*	Baker (Michael) Corp.	61,614	1,395,557
*	Baker (Michael) Corp. Class B	15,400	348,810
	Balchem Corp.	36,150	789,877
*	Baldwin Technology Co., Inc. Class A	131,900	352,173
*	Ballantyne of Omaha, Inc.	126,135	628,152
*	Bally Total Fitness Holding Corp.	227,700	742,302
*	Bancinsurance Corp.	39,480	288,599
	Bank of Granite Corp.	31,200	581,256
	Bank of The Ozarks, Inc.	78,615	2,712,217
	Banknorth Group, Inc.	38,200	1,378,638
*	Bankrate, Inc.	50,700	758,472
	Banner Corp.	116,190	3,433,414
	Barnes Group, Inc.	157,272	4,196,017
	Barnwell Industries, Inc.	20,200	1,064,540
*	Barrett Business Services, Inc.	61,800	1,314,486

5

*	Barry (R.G.) Corp.	163,435	645,568
	Bassett Furniture Industries, Inc.	105,200	2,004,060
	Bay View Capital Corp.	43,510	709,213
*	BayCorp Holdings, Ltd.	4,189	54,666
*	BE Aerospace, Inc.	336,268	4,045,304
*	Beasley Broadcast Group, Inc.	48,978	847,319
	BEI Technologies, Inc.	131,800	3,615,274
	Bel Fuse, Inc. Class A	42,550	1,076,515
	Bel Fuse, Inc. Class B	93,150	2,885,787
*	Bell Industries, Inc.	88,500	264,615
*	Bell Microproducts, Inc.	189,650	1,693,574
*	Benihana, Inc.	11,500	173,316
*	Benihana, Inc. Class A	3,335	50,992
*	Bentley Pharmaceuticals, Inc.	141,850	1,397,222
*	Beverly Enterprises, Inc.	142,200	1,706,400
	Beverly Hills Bancorp, Inc.	10,602	102,309
*	BFC Financial Corp.	9,200	117,760
*	Big 4 Ranch, Inc.	35,000	0
*	Big Dog Holdings, Inc.	2,100	14,595
*	BindView Development Corp.	320,273	1,088,928
*	Bioanalytical Systems, Inc.	8,700	56,550
*	BioCryst Pharmaceuticals, Inc.	179,700	1,056,636
*	Bioenvision, Inc.	216,081	1,653,020
*	Bio-Imaging Technologies, Inc.	71,991	209,494
#	BioLase Technology, Inc.	153,252	1,541,715
*	Bio-Logic Systems Corp.	64,200	396,756
*	BioMarin Pharmaceutical, Inc.	432,146	2,320,624
*	Biomerica, Inc.	100	43
*	Bio-Reference Laboratories, Inc.	84,857	1,238,912
* #	BioSante Pharmaceuticals, Inc.	126,200	636,048
*	Biosource International, Inc.	98,100	588,600
*	Biospecifics Technologies Corp.	39,000	50,700
*	BioSphere Medical, Inc.	95,300	396,448
*	BioTime, Inc.	11,000	13,090
*	Bitstream, Inc.	81,600	194,371
*	BJ’s Restaurants, Inc.	132,303	2,136,693
	Black Box Corp.	21,551	839,411
	Blair Corp.	68,800	2,256,640
*	Blonder Tongue Laboratories, Inc.	76,300	278,495
*	Blount International, Inc.	195,000	3,340,350
*	Blue Coat Systems, Inc.	81,565	1,518,740
*	Blue Martini Software, Inc.	83,514	205,444
*	Bluegreen Corp.	226,729	5,595,672
*	BNS Holding, Inc. Class A	26,480	173,974
	Bogen Communications International, Inc.	64,200	282,480
* #	BOLDER Technologies Corp.	40,300	210
*	Bolt Technology Corp.	44,700	268,200
*	Bombay Co., Inc.	299,600	1,707,720
*	Bone Care International, Inc.	130,076	3,519,857
*	Bontex, Inc.	2,200	198
	Bon-Ton Stores, Inc.	110,500	1,901,705
* #	Bookham, Inc.	32,726	70,034
	Books-A-Million, Inc.	171,700	1,529,847
*	Borland Software Corp.	26,800	223,780
	Boston Acoustics, Inc.	52,750	739,027

6

*	Boston Beer Co., Inc. Class A	131,700	3,121,290
*	Boston Communications Group, Inc.	131,800	993,772
	Boston Private Financial Holdings, Inc.	113,934	3,076,218
*	Bottomline Technologies, Inc.	119,364	1,557,700
	Bowl America, Inc. Class A	55,406	789,535
	Bowne & Co., Inc.	239,968	3,791,494
*	Boyds Collection, Ltd.	460,400	1,049,712
*	BPZ Energy, Inc.	2,616	15,042
*	Bradley Pharmaceuticals, Inc.	103,249	1,006,678
*	Breed Technologies, Inc.	5,600	112
	Bridgford Foods Corp.	91,467	792,104
*	Brigham Exploration Co.	282,971	2,674,076
*	Brightpoint, Inc.	120,287	2,167,572
*	Brillian Corp.	26,500	77,910
* #	BriteSmile, Inc.	4,700	25,521
*	Broadview Media, Inc.	15,800	74,260
* #	BroadVision, Inc.	226,173	493,057
* #	Broadwing Corp.	32,400	191,160
*	Brooks Automation, Inc.	96,407	1,745,931
*	Brookstone, Inc.	170,775	2,496,730
*	Brooktrout, Inc.	109,050	1,407,835
	Brown Shoe Company, Inc.	129,300	4,318,620
*	Bruker BioSciences Corp.	599,291	2,235,355
*	Brush Engineered Materials, Inc.	128,600	2,619,582
	Bryn Mawr Bank Corp.	5,600	120,568
*	BTU International, Inc.	78,200	239,292
*	Buca, Inc.	131,951	911,781
*	Buckeye Technologies, Inc.	250,690	3,000,759
	Buckle, Inc.	101,800	3,085,558
	Building Materials Holding Corp.	120,600	5,564,484
*	Bull Run Corp.	23,390	15,437
*	Bush Industries, Inc. Escrow	2,300	53
*	Butler International, Inc.	69,690	298,972
	C&D Technologies, Inc.	180,000	2,480,400
	C&F Financial Corp.	100	3,825
*	C-COR, Inc.	313,656	2,377,512
* #	C-Phone Corp.	23,600	271
*	CabelTel International Corp.	3,430	14,989
*	Cache, Inc.	104,706	1,639,696
	Cadmus Communications Corp.	67,100	886,391
*	Cagle’s, Inc. Class A	94,800	999,192
*	CalAmp Corp.	150,684	1,090,952
	Calavo Growers, Inc.	34,730	382,030
	Calgon Carbon Corp.	261,800	2,285,514
*	California Coastal Communities, Inc.	63,600	1,636,428
	California First National Bancorp	79,100	1,008,525
*	California Micro Devices Corp.	144,200	1,113,224
*	California Pizza Kitchen, Inc.	128,831	3,081,638
	California Water Service Group	122,847	4,201,367
*	Caliper Life Sciences, Inc.	199,950	1,447,638
*	Callidus Software	125,200	563,400
*	Callon Petroleum Co.	121,600	1,941,952
*	Calloway’s Nursery, Inc.	1,700	714
#	Cal-Maine Foods, Inc.	164,000	1,594,080
*	Calton, Inc.	1,250	512

7

*	CAM Commerce Solutions, Inc.	11,300	179,331
	Cambrex Corp.	174,200	3,952,598
	Camco Financial Corp.	17,471	262,065
* #	CancerVax Corp.	189,300	1,442,466
*	Candela Corp.	180,702	1,743,774
*	Candie’s, Inc.	187,263	970,022
*	Candlewood Hotel Co., Inc.	3,100	201
*	Cannon Express, Inc.	50	0
*	Cantel Medical Corp.	104,634	2,573,996
*	Canterbury Consulting Group, Inc.	8,428	3,160
*	Canyon Resources Corp.	176,800	143,208
	Capital Corp. of the West	12,533	569,750
*	Capital Crossing Bank	86,700	2,653,020
*	Capital Pacific Holdings, Inc.	87,000	384,975
*	Capital Senior Living Corp.	204,900	1,118,754
	Capitol Bancorp, Ltd.	40,500	1,237,680
*	Caprius, Inc.	2,010	422
*	Capstone Turbine Corp.	36,037	60,903
*	Captaris, Inc.	202,900	986,094
*	Captiva Software Corp.	44,400	539,860
*	Caraco Pharmaceutical Laboratories, Ltd.	139,050	1,211,125
*	Caraustar Industries, Inc.	190,924	2,728,304
*	Cardiac Sciences, Inc.	443,881	812,302
*	Cardinal Financial Corp.	38,377	392,980
*	CardioDynamics International Corp.	326,305	1,432,479
* #	Cardiotech International, Inc.	118,560	260,832
*	CareCentric, Inc.	33,815	42,269
	Carmike Cinemas, Inc.	81,533	2,844,686
*	Carreker Corp.	131,700	927,168
*	Carriage Services, Inc.	119,300	596,500
*	Carrier Access Corp.	228,230	1,588,481
*	Carrington Laboratories, Inc.	73,900	494,391
*	Carrizo Oil & Gas, Inc.	83,000	1,244,170
	Cascade Corp.	116,650	4,187,735
	Cascade Natural Gas Corp.	98,400	2,022,120
*	Casella Waste Systems, Inc. Class A	158,205	2,365,165
	Cash America International, Inc.	153,040	4,439,690
*	Castle (A.M.) & Co.	74,225	1,160,879
	Castle Energy Corp.	56,600	672,974
*	Casual Male Retail Group, Inc.	229,240	1,327,300
*	Catalina Lighting, Inc.	11,080	75,344
*	Catalyst Semiconductor, Inc.	122,121	598,393
*	Catalytica Energy Systems, Inc.	58,500	143,325
*	Catapult Communications Corp.	97,898	2,349,552
	Cato Corp. Class A	121,500	3,613,410
*	Cavalier Homes, Inc.	148,500	798,930
#	Cavalry Bancorp, Inc.	300	6,393
*	Cavco Industries, Inc.	23,012	617,412
	CCA Industries, Inc.	43,430	485,547
*	CCC Information Services Group, Inc.	106,491	2,333,218
*	CD Warehouse, Inc.	5,600	8
*	CD&L, Inc.	13,100	28,427
	CDI Corp.	131,370	2,733,810
*	Celadon Group, Inc.	74,800	1,626,152
*	Celebrity, Inc. Escrow Shares	13,500	0

8

	Celeritek, Inc.	74,657	56,739
*	Cell Genesys, Inc.	300,869	1,811,231
* #	Cell Therapeutics, Inc.	411,979	4,070,353
*	Cellegy Pharmaceuticals, Inc.	178,700	359,902
*	CellStar Corp.	136,452	401,169
	Center Bancorp, Inc.	5,250	66,937
	Center Financial Corp.	14,656	326,829
*	Centillium Communications, Inc.	244,749	501,735
*	Centra Software, Inc.	157,045	411,458
	Central Bancorp, Inc.	10,000	289,300
*	Central European Distribution Corp.	110,006	4,237,431
*	Central Garden & Pet Co.	98,422	4,490,012
	Central Parking Corp.	245,232	3,398,916
	Central Vermont Public Service Corp.	140,100	3,150,849
*	Centrue Financial Corp	3,000	84,030
	Century Bancorp, Inc. Class A	7,600	220,400
*	Century Business Services, Inc.	313,131	1,312,019
* #	Cenuco, Inc.	86,400	468,288
*	Cenveo, Inc.	326,300	1,217,099
*	Cepheid, Inc.	281,495	3,062,666
*	Ceradyne, Inc.	97,029	2,920,573
	CERBCO, Inc. Class A	3,500	32,760
*	Ceres Group, Inc.	220,093	1,179,698
*	Cerus Corp.	148,831	662,224
*	CEVA, Inc.	40,061	316,883
	CFS Bancorp, Inc.	67,181	953,970
*	Chad Therapeutics, Inc.	9,300	37,107
*	Champion Enterprises, Inc.	301,700	3,122,595
	Champion Industries, Inc.	92,800	404,608
*	Championship Auto Racing Teams, Inc.	29,900	4,560
*	Champps Entertainment, Inc.	109,710	978,613
*	Channell Commercial Corp.	21,100	164,158
*	Charles and Colvard, Ltd.	90,200	838,860
*	Charles River Associates, Inc.	48,100	2,042,326
*	Charlotte Russe Holding, Inc.	146,000	1,741,780
	Chase Corp.	24,200	379,940
*	Chattem, Inc.	176,400	6,456,240
*	Chaus (Bernard), Inc.	1,760	1,742
*	Checkers Drive-In Restaurants, Inc.	74,816	1,069,869
*	Checkpoint Systems, Inc.	252,100	4,207,549
	Chemed Corp.	61,900	4,419,660
*	Cherokee International Corp.	100	750
	Cherokee, Inc.	20,200	726,594
	Chesapeake Corp.	130,722	2,803,987
	Chesapeake Utilities Corp.	53,375	1,433,119
	Chester Valley Bancorp, Inc.	7,911	205,132
	Chicago Rivet & Machine Co.	20,000	615,000
*	chinadotcom Corp. Class A	6,093	21,752
*	Cholestech Corp.	114,500	1,274,385
*	Chordiant Software, Inc.	625,045	1,087,578
	Christopher & Banks Corp.	239,200	3,939,624
*	ChromaVision Medical Systems, Inc.	44,200	66,742
*	Chromcraft Revington, Inc.	100,600	1,312,830
*	Chronimed, Inc.	117,900	921,978
	Churchill Downs, Inc.	17,700	790,482

9

*	Ciber, Inc.	469,764	3,518,532
*	Ciphergen Biosystems, Inc.	196,706	609,789
*	Ciprico, Inc.	49,200	194,832
	CIRCOR International, Inc.	103,311	2,582,775
*	Cirrus Logic, Inc.	567,672	2,656,705
	Citizens South Banking Corp.	41,974	565,390
* #	Citizens, Inc.	250,577	1,403,231
	City Holding Co.	113,328	3,527,901
*	CKE Restaurants, Inc.	318,400	4,916,096
	Clark, Inc.	125,400	2,190,738
*	Clarus Corp.	138,650	1,199,322
*	Clayton Williams Energy, Inc.	67,800	2,142,480
*	Clean Harbors, Inc.	97,800	1,741,818
*	ClearOne Communications, Inc.	32,300	113,050
	Clinical Data, Inc.	5,890	93,651
*	Closure Medical Corp.	107,165	2,426,216
*	CNA Surety Corp.	85,380	1,178,244
* #	CNE Group, Inc.	2,900	696
	CNS, Inc.	140,800	2,390,784
	Coachmen Industries, Inc.	105,300	1,578,447
*	Coast Dental Services, Inc.	19,133	68,879
	Coast Distribution System, Inc.	40,600	300,440
*	Coastcast Corp.	75,000	176,250
	CoBiz, Inc.	29,475	589,500
*	Cobra Electronics Corp.	114,900	841,068
*	Coeur d’Alene Mines Corp.	149,600	599,896
*	Cogent Communications Group, Inc.	11,029	7,389
*	Cognitronics Corp.	82,975	364,260
	Cohu, Inc.	144,379	2,632,029
*	Coinstar, Inc.	166,000	3,886,060
*	Coldwater Creek, Inc.	182,387	5,053,944
*	Collagenex Pharmaceuticals, Inc.	96,400	486,820
	Collegiate Pacific, Inc.	11,100	133,089
*	Collins & Aikman Corp.	549,220	1,092,948
	Collins Industries, Inc.	65,725	331,320
	Columbia Bancorp	1,700	54,502
	Columbia Banking System, Inc.	135,528	3,225,566
*	Columbia Laboratories, Inc.	264,763	524,231
*	Columbus McKinnon Corp.	116,300	1,464,450
*	Comarco, Inc.	63,800	542,300
*	Comdial Corp.	7,312	4,753
*	Comforce Corp.	108,466	330,821
*	Comfort Systems USA, Inc.	336,100	2,594,692
* #	Commerce One, Inc.	55,800	9,346
	Commercial Bancshares, Inc.	33,803	1,355,500
	Commercial National Financial Corp.	1,600	36,834
	Communications Systems, Inc.	118,400	1,508,416
	Community Bank System, Inc.	84,100	1,972,986
	Community Banks, Inc.	714	18,635
	Community Bankshares, Inc.	2,730	45,454
	Community Trust Bancorp, Inc.	59,037	1,760,483
	Community West Bancshares	23,200	274,920
*	Competitive Technologies, Inc.	102,100	1,377,329
*	Compex Technologies, Inc.	100,400	476,900
*	Compudyne Corp.	53,971	260,680

10

*	Computer Horizons Corp.	298,100	1,114,894
*	Computer Network Technology Corp.	179,900	881,510
	Computer Programs & Systems, Inc.	91,493	2,363,264
*	Computer Task Group, Inc.	174,600	626,814
	CompX International, Inc.	9,500	158,460
*	Comstock Resources, Inc.	200,900	5,524,750
*	Comtech Telecommunications Corp.	101,225	3,640,051
	Concepts Direct, Inc.	2,800	1,512
*	Conceptus, Inc.	171,373	1,346,992
*	Concord Camera Corp.	156,186	284,259
*	Concord Communications, Inc.	122,081	1,258,655
*	Concur Technologies, Inc.	222,980	1,884,181
*	Concurrent Computer Corp.	374,700	779,376
*	Congoleum Corp. Class A	35,500	197,735
	Connecticut Water Services, Inc.	93,287	2,377,886
*	Conrad Industries, Inc.	18,700	37,026
*	Consolidated Graphics, Inc.	90,100	4,689,705
	Consolidated-Tokoma Land Co.	28,400	1,251,020
*	Constar International, Inc.	81,600	572,016
*	Consumer Portfolio Services, Inc.	5,000	26,200
*	Continental Airlines, Inc.	303,300	3,248,343
*	Continental Materials Corp.	14,900	425,991
*	Convera Corp.	251,514	1,476,387
*	Convergence Systems, Inc.	13	0
	Cooperative Bankshares, Inc.	8,250	147,262
*	Copper Mountain Networks, Inc.	42,560	57,456
*	Corautus Genetics, Inc.	3,614	19,046
*	Core Molding Technologies, Inc.	39,597	119,187
*	Corillian Corp.	256,160	814,589
*	Corio, Inc.	332,523	927,739
*	Corixa Corp.	492,659	1,911,517
*	Cornell Companies, Inc.	91,400	1,303,364
*	Correctional Services Corp.	114,441	310,135
*	Corrpro Companies, Inc.	42,775	38,925
*	Corvel Corp.	18,600	414,780
*	Cosine Communications, Inc.	64,479	151,526
*	Cost Plus, Inc.	118,799	3,341,816
*	Cost-U-Less, Inc.	13,600	138,040
	Courier Corp.	94,212	5,057,300
*	Covansys Corp.	145,000	1,711,000
*	Covenant Transport, Inc. Class A	91,000	1,877,330
*	Covista Communications, Inc.	21,500	38,055
	CPAC, Inc.	51,978	256,771
*	CPI Aerostructures, Inc.	36,233	400,375
	CPI Corp.	39,200	587,216
	Craftmade International, Inc.	61,350	1,288,963
	Crawford & Co. Class A	94,400	662,688
	Crawford & Co. Class B	132,500	926,175
*	Cray, Inc.	504,957	1,898,638
*	Credence Systems Corp.	46,167	404,885
*	Credit Acceptance Corp.	82,895	1,894,151
* #	Critical Path, Inc.	40,410	36,369
*	Criticare Systems, Inc.	76,700	243,139
*	Cross (A.T.) Co. Class A	130,300	697,105
*	Cross Country Healthcare, Inc.	214,181	3,274,827

11

*	Crossroads Systems, Inc.	132,178	157,292
*	Crown Andersen, Inc.	11,600	13,340
*	Crown Media Holdings, Inc.	18	164
*	Crown Resources Corp.	13,540	24,304
* #	CryoLife, Inc.	156,350	1,219,530
*	CSK Auto Corp.	274,500	4,364,550
*	CSP, Inc.	78,328	628,661
	CSS Industries, Inc.	32,250	1,062,960
	CT Communications, Inc.	126,474	1,410,185
*	CTI Molecular Imaging, Inc.	92,000	1,509,720
	CTS Corp.	240,119	3,157,565
	Cubic Corp.	179,050	3,355,397
*	Cubist Pharmaceuticals, Inc.	342,764	3,530,469
*	Culp, Inc.	152,480	945,376
*	CuraGen Corp.	335,864	1,857,328
*	Curative Health Services, Inc.	115,100	501,836
*	Curis, Inc.	316,232	1,290,227
	Cutter & Buck, Inc.	111,600	1,746,540
*	CV Therapeutics, Inc.	203,028	4,452,404
*	Cyberguard Corp.	204,395	1,447,117
*	Cyberonics, Inc.	157,560	5,906,924
*	Cyberoptics Corp.	58,800	802,620
*	Cybersource Corp.	517,800	2,785,764
*	Cybex International, Inc.	75,950	288,610
*	Cycle Country Accessories Corp.	33,100	173,775
* #	Cygnus, Inc.	600	72
*	Cypress Bioscience, Inc.	200,416	2,392,967
*	Cytogen Corp.	103,745	1,318,599
* #	CytRx Corp.	6,400	8,000
	D&E Communications, Inc.	94,700	1,010,449
	D&K Healthcare Resources, Inc.	103,900	800,030
*	Daily Journal Corp.	200	8,855
*	Daktronics, Inc.	167,200	3,653,320
*	Danielson Holding Corp.	169,367	2,750,532
*	Darling International, Inc.	506,900	2,128,980
*	Data I/O Corp.	77,000	238,777
*	Data Systems & Software, Inc.	86,500	73,525
*	Datalink Corp.	51,500	127,720
*	Dataram Corp.	83,150	402,446
	Datascope Corp.	99,163	3,488,554
*	Datastream Systems, Inc.	126,600	848,220
* #	DataTRAK International, Inc.	28,900	462,400
*	Datawatch Corp.	18,488	77,465
*	Dave & Busters, Inc.	121,200	2,390,064
*	Dawson Geophysical Co.	41,200	1,025,468
*	Daxor Corp.	46,300	1,070,456
	Deb Shops, Inc.	100,300	2,848,520
*	Deckers Outdoor Corp.	64,900	2,661,549
	Decorator Industries, Inc.	20,587	167,269
*	Del Global Technologies Corp.	78,521	210,044
*	Delphax Technologies, Inc.	52,900	171,925
* #	Delta Air Lines, Inc.	23,200	107,648
	Delta Apparel, Inc.	38,640	1,147,608
	Delta Financial Corp.	135,700	1,119,525
	Delta Natural Gas Co., Inc.	19,600	523,712

12

*	Delta Petroleum Corp.	93,826	1,451,488
*	Delta Woodside Industries, Inc.	51,000	41,310
	Deltic Timber Corp.	81,600	3,745,440
*	Denali, Inc.	33,100	0
*	Dendreon Corp.	395,244	2,596,753
*	Dendrite International, Inc.	279,885	4,299,034
*	Department 56, Inc.	115,950	1,915,494
*	DepoMed, Inc.	304,150	1,240,932
*	Detrex Corp.	10,200	22,185
*	Devcon International Corp.	29,000	418,528
*	DHB Industries, Inc.	294,300	4,176,117
*	DiamondCluster International, Inc.	229,434	3,930,204
*	Diedrich Coffee, Inc.	28,025	158,341
*	Digene Corp.	133,603	3,210,480
*	Digi International, Inc.	149,333	2,254,928
*	Digimarc Corp.	116,994	905,534
*	Digital Angel Corp.	284,400	1,265,580
*	Digital Generation Systems, Inc.	314,100	480,573
*	Digital Impact, Inc.	167,200	334,400
*	Digital Insight Corp.	239,140	3,838,197
*	Digital Lightwave, Inc.	59,200	60,976
*	Digital Theater Systems, Inc.	9,200	169,832
*	Digitas, Inc.	225,690	2,234,331
	Dime Community Bancshares	249,054	3,887,733
	DIMON, Inc.	302,400	1,959,552
*	Diodes, Inc.	131,250	3,374,437
*	Discovery Laboratories, Inc.	54,100	317,567
*	Discovery Partners International, Inc.	174,792	786,564
*	Display Technologies, Inc.	44,255	51
*	Distributed Energy Systems Corp.	232,061	921,282
*	Ditech Communications Corp.	230,560	2,895,834
*	Diversa Corp.	292,640	1,943,130
*	Dixie Group, Inc.	98,600	1,823,114
*	DJ Orthopedics, Inc.	143,800	3,467,018
*	DLB Oil & Gas, Inc.	7,600	0
*	DocuCorp International, Inc.	103,300	900,776
*	Document Sciences Corp.	15,400	87,010
*	Dollar Thrifty Automotive Group, Inc.	155,500	4,794,065
*	Dominion Homes, Inc.	44,100	847,602
	Donegal Group, Inc. Class A	39,380	940,001
	Donegal Group, Inc. Class B	19,140	422,994
*	Dot Hill Systems Corp.	292,046	1,842,810
*	DOV Pharmaceutical, Inc.	143,623	2,157,217
	Dover Downs Gaming & Entertainment, Inc.	3,570	45,160
	Dover Motorsports, Inc.	109,800	635,742
*	DPAC Technologies Corp.	93,630	46,815
*	Drew Industries, Inc.	94,000	3,522,180
*	Dril-Quip, Inc.	115,900	3,592,900
*	Driver-Harris Co.	9,898	1
*	drugstore.com, Inc.	540,792	1,233,006
*	DSP Group, Inc.	187,616	4,723,233
*	DT Industries, Inc.	101,500	558
*	Duckwall-ALCO Stores, Inc.	41,000	748,250
*	Ducommun, Inc.	93,900	1,915,560
*	DuPont Photomasks, Inc.	107,162	2,822,647

13

*	Dura Automotive Systems, Inc.	124,400	901,900
*	DuraSwitch Industries, Inc.	8,800	19,184
*	Duratek, Inc.	124,000	2,842,080
*	Durect Corp.	362,729	1,128,087
*	DUSA Pharmaceuticals, Inc.	113,035	1,471,716
*	Dyax Corp.	208,601	1,084,725
* #	Dynacq Healthcare, Inc.	67,234	319,361
*	Dynamex, Inc.	77,000	1,455,300
* #	Dynamic Materials Corp.	14,700	308,406
*	Dynamics Research Corp.	66,100	1,097,921
*	E Com Ventures, Inc.	10,825	132,823
*	E-Loan, Inc.	426,899	1,361,808
	E-Z-EM, Inc.	86,424	1,168,452
*	E.piphany, Inc.	448,995	1,558,013
	Eastern Co.	33,900	796,650
*	EasyLink Services Corp.	27,519	29,721
*	Echelon Corp.	266,498	1,857,491
*	eCollege.com	138,600	1,602,216
	Ecology & Environment, Inc. Class A	13,900	105,640
*	EDGAR Online, Inc.	13,500	33,075
*	Edge Petroleum Corp.	110,612	1,899,208
*	Edgewater Technology, Inc.	70,674	356,904
	EDO Corp.	134,000	4,261,200
	Educational Development Corp.	15,400	161,700
	EFC Bancorp, Inc.	15,800	416,962
*	EFJ, Inc.	9,000	77,400
*	Electro Rent Corp.	167,077	2,324,041
*	Electro Scientific Industries, Inc.	109,443	2,473,412
*	Electroglas, Inc.	144,900	598,437
*	Electronics Boutique Holdings Corp.	4,734	179,087
	Electro-Sensors, Inc.	3,450	14,179
*	Elizabeth Arden, Inc.	189,862	4,869,960
	ElkCorp	129,100	4,954,858
*	eLoyalty Corp.	10,200	74,256
*	ELXSI Corp.	7,100	26,802
*	EMAK Worldwide, Inc.	58,100	575,190
*	Embarcadero Technologies, Inc.	170,602	1,151,563
*	Embrex, Inc.	120,100	1,411,175
	EMC Insurance Group, Inc.	85,100	1,649,238
*	EMCOR Group, Inc.	100,400	4,842,292
*	EMCORE Corp.	256,191	768,573
*	Emerging Vision, Inc.	145,200	21,780
*	Emeritus Corp.	145,800	2,185,542
*	Emerson Radio Corp.	181,578	670,023
* #	Emisphere Technologies, Inc.	123,447	577,732
	Empire District Electric Co.	171,100	3,890,814
*	EMS Technologies, Inc.	115,299	1,742,168
*	En Pointe Technologies, Inc.	57,200	210,496
*	Encore Capital Group, Inc.	148,881	3,053,549
*	Encore Medical Corp.	332,638	1,739,697
*	Encore Wire Corp.	219,225	2,628,508
*	Encysive Pharmaceuticals, Inc.	386,508	4,259,318
*	Endeavour International Corp.	264,260	1,133,675
* #	Endocare, Inc.	71,300	209,622
*	Endologix, Inc.	213,308	1,326,776

14

* #	Energy Conversion Devices, Inc.	165,304	3,367,242
*	Energy Partners, Ltd.	214,100	5,534,485
*	Energy West, Inc.	11,211	70,865
	EnergySouth, Inc.	76,425	2,205,625
*	Enesco Group, Inc.	122,400	1,001,232
* #	ENGlobal Corp.	3,900	9,321
	Ennis, Inc.	222,300	3,796,884
*	Enpath Medical, Inc.	11,807	95,519
*	EnPro Industries, Inc.	138,600	3,871,098
*	Entegris, Inc.	153,024	1,478,212
*	Enterrasys Networks, Inc.	56,900	84,212
*	Entravision Communications Corp.	214,405	1,758,121
*	Entremed, Inc.	249,116	744,857
*	Entrust, Inc.	419,720	1,695,669
*	Environmental Technologies Corp.	39,700	218
*	Environmental Tectonics Corp.	59,500	346,885
*	Enzo Biochem, Inc.	217,163	3,533,242
* #	EP Medsystems, Inc.	193,300	707,478
*	Epicor Software Corp.	397,428	6,152,185
* #	Epimmune, Inc.	66,570	90,668
*	EPIQ Systems, Inc.	119,830	1,521,841
*	EPIX Pharmaceuticals, Inc.	152,246	1,274,299
*	ePlus, Inc.	58,180	762,740
*	Epoch Holding Corp.	75,975	349,485
*	ePresence, Inc. Escrow Shares	191,500	24,895
* #	Equimed Inc. Nevis	6,533	1
*	Equinix, Inc.	103,963	4,552,540
*	eResearch Technology, Inc.	70,300	1,094,571
*	Ergo Science Corp.	36,350	99,962
	ESB Financial Corp.	94,531	1,304,528
*	eSpeed, Inc.	217,652	1,954,515
	Espey Manufacturing & Electronics Corp.	20,500	539,150
*	ESS Technology, Inc.	249,393	1,406,577
*	Esterline Technologies Corp.	113,700	3,738,456
*	Euronet Worldwide, Inc.	183,144	4,745,261
*	Evans & Sutherland Computer Corp.	99,800	638,720
*	Evercel, Inc.	5,866	4,194
*	Evergreen Solar, Inc.	318,500	1,885,520
*	Everlast Worldwide, Inc.	5,600	59,136
*	Evolving Systems, Inc.	71,600	222,676
* #	Exabyte Corp.	1,500	435
*	Exact Sciences Corp.	175,492	816,038
*	Exactech, Inc.	76,400	1,360,684
*	Exar Corp.	278,463	3,934,682
*	Excel Technology, Inc.	81,922	1,880,110
*	Exelixis, Inc.	501,285	3,564,136
*	Exponent, Inc.	69,800	1,687,764
*	ExpressJet Holdings, Inc.	359,100	4,021,920
*	Extended Systems, Inc.	11,600	54,636
*	Extreme Networks, Inc.	200,132	1,164,768
*	EXX, Inc. Class A	1,900	3,762
*	EXX, Inc. Class B	100	175
*	EZCORP, Inc. Class A Non-Voting	91,900	1,772,751
*	Ezenia! Inc.	2,900	2,610
*	Fab Industries, Inc.	40,200	161,202

15

* #	Factory 2-U Stores, Inc.	79,293	658
*	Fairchild Corp. Class A	148,929	492,955
* #	FalconStor Software, Inc.	316,118	2,295,017
*	Famous Dave’s of America, Inc.	75,930	847,379
*	Fargo Electronics	99,400	1,372,714
*	Faro Technologies, Inc.	93,375	2,469,769
*	Featherlite, Inc.	52,400	357,892
	Fedders Corp.	259,982	800,745
	Federal Agriculture Mortgage Corporation	69,800	1,345,744
	Federal Screw Works	33,750	1,063,125
*	FEI Co.	70,916	1,755,171
*	Female Health Co.	44,000	81,400
	FFLC Bancorp, Inc.	32,700	1,347,567
*	Fibermark, Inc.	1,325	33
* #	Fiberstars, Inc.	48,609	383,039
	Fidelity Bancorp, Inc.	587	13,794
	Fidelity Bankshares, Inc.	162,092	4,172,248
*	Fidelity Federal Bancorp	21,340	38,412
	Fidelity Southern Corp.	82,500	1,452,000
	Financial Federal Corp.	116,500	3,970,320
*	Financial Industries Corp.	9,148	67,466
*	FindWhat.com	202,797	2,230,767
*	Finisar Corp.	48,400	72,116
*	Finlay Enterprises, Inc.	79,800	963,186
*	Firebrand Financial Group, Inc.	75,400	5,655
*	First Acceptance Corp.	71,000	733,430
	First Albany Companies, Inc.	35,519	321,092
*	First Aviation Services, Inc.	1,700	7,106
	First Bancorp	51,021	1,271,954
*	First Bank of Delaware	50,014	206,058
*	First Cash Financial Services, Inc.	120,900	2,922,153
	First Charter Corp.	89,456	2,111,162
	First Community Bancorp	104,304	4,504,890
	First Community Bancshares, Inc.	74,095	2,376,968
*	First Consulting Group, Inc.	159,034	962,156
	First Defiance Financial Corp.	68,292	1,946,322
	First Federal Bancshares of Arkansas, Inc.	46,800	1,137,708
	First Financial Holdings, Inc.	122,500	3,539,025
	First Franklin Corp.	600	11,364
*	First Horizon Pharmaceutical Corp.	237,076	3,897,529
	First Indiana Corp.	123,300	3,107,160
*	First Investors Financial Services Group, Inc.	43,200	207,360
	First Keystone Financial, Inc.	16,500	378,510
	First M&F Corp.	3,000	103,785
*	First Mariner Bancorp	16,400	296,840
	First Merchants Corp.	121,386	3,207,018
	First Mutual Bancshares, Inc.	29,471	765,804
	First Oak Brook Bancshares, Inc.	30,000	898,800
	First PacTrust Bancorp, Inc.	13,213	354,769
	First Place Financial Corp.	98,430	1,959,741
	First Republic Bank	65,400	3,472,740
	First State Bancorporation	50,463	1,788,409
	First United Corp.	17,500	353,325
	Firstbank Corp.	6,945	193,578
	FirstBank NW Corp.	16,097	455,706

16

*	FirstCity Financial Corp.	75,478	930,644
*	Firstwave Technologies, Inc.	19,200	34,752
*	Fischer Imaging Corp.	60,600	263,610
*	Five Star Quality Care, Inc.	81,050	688,925
	Flag Financial Corp.	35,200	543,840
	Flamemaster Corp.	189	1,588
*	Flanders Corp.	251,600	2,631,736
	Flanigan’s Enterprises, Inc.	20,600	163,358
*	Fleetwood Enterprises, Inc.	264,399	2,556,738
	Flexsteel Industries, Inc.	60,900	956,191
	Florida Public Utilities Co.	22,800	425,448
* #	Flow International Corp.	151,900	669,879
	Flushing Financial Corp.	175,312	3,155,616
*	FLYi, Inc.	158,993	232,130
	FMS Financial Corp.	8,400	170,100
	FNB Corp.	10,700	215,605
	FNB Financial Services Corp.	8,500	190,485
*	Foamex International, Inc.	157,909	399,510
*	FOCUS Enhancements, Inc.	28,188	32,698
*	Foodarama Supermarkets, Inc.	20,700	791,775
	Foothill Independent Bancorp	43,014	1,070,618
* #	Footstar, Inc.	83,700	477,090
*	Forgent Networks, Inc.	263,300	568,991
*	Forrester Research, Inc.	146,403	2,298,527
*	Foster (L.B.) Co. Class A	120,700	1,140,615
*	Fountain Powerboat Industries, Inc.	35,700	194,565
*	FPIC Insurance Group, Inc.	67,100	2,320,318
	Frankfort First Bancorp, Inc.	5,750	133,975
*	Franklin Bank Corp.	9,200	150,420
*	Franklin Covey Co.	181,100	469,049
*	Franklin Electronic Publishers, Inc.	81,300	292,680
	Fred’s, Inc.	133,547	2,250,267
	Frequency Electronics, Inc.	89,100	1,345,410
*	Fresh Brands, Inc.	59,300	444,750
#	Friedman Industries, Inc.	152,403	1,359,435
*	Friedmans, Inc. Class A	131,900	217,635
*	Friendly Ice Cream Corp.	24,500	196,000
	Frisch’s Restaurants, Inc.	63,868	1,700,166
*	Frontier Airlines, Inc.	271,066	2,290,508
	Frontier Oil Corp.	233,300	7,479,598
*	Frozen Food Express Industries, Inc.	161,875	1,879,369
*	FSI International, Inc.	198,902	920,916
* #	FuelCell Energy, Inc.	322,690	3,485,052
* #	FX Energy, Inc.	120,900	1,545,102
*	G-III Apparel Group, Ltd.	61,470	473,934
*	Gadzooks, Inc.	81,000	5,872
*	Gaiam, Inc.	3,551	18,714
*	Galaxy Nutritional Foods, Inc.	37,700	84,448
	GameTech International, Inc.	70,200	270,270
*	Gaming Partners International Corp.	31,800	493,536
* #	Gardenburger, Inc.	33,700	2,359
*	Gardner Denver Machinery, Inc.	123,112	5,061,134
	Gateway Financial Holdings, Inc.	15,700	293,763
*	Gateway Industries, Inc.	10,620	6,903
	GB & T Bancshares, Inc.	1,750	40,670

17

*	Gehl Co.	49,800	1,361,034
*	Genaera Corp.	178,100	552,110
*	Genaissance Pharmaceuticals, Inc.	178,239	297,659
	Gencorp, Inc.	166,400	3,106,688
*	Gene Logic, Inc.	254,260	803,462
*	Genelabs Technologies, Inc.	133,125	107,831
*	General Binding Corp.	40,700	546,194
*	General Cable Corp.	263,400	3,137,094
*	General Communications, Inc. Class A	363,145	3,388,143
*	General Employment Enterprises, Inc.	17,700	34,692
*	Genesco, Inc.	149,400	4,402,818
*	Genesee & Wyoming, Inc.	162,450	3,916,669
*	Genesee Corp. Class B	800	1,660
*	Genesis HealthCare Corp.	123,803	5,098,208
*	Genesis Microchip, Inc.	103,581	1,526,784
*	Genta, Inc.	139,500	177,165
*	Gentek, Inc.	7,900	380,227
*	Genus, Inc.	215,200	477,744
*	GenVec, Inc.	310,509	596,177
*	Gerber Scientific, Inc.	148,900	954,449
*	Geron Corp.	305,804	2,137,570
	Gevity HR, Inc.	181,100	3,288,776
*	Giant Group, Ltd.	94	35,814
*	Giant Industries, Inc.	81,600	2,583,456
	Gibraltar Industries, Inc.	33,900	836,313
*	Giga-Tronics, Inc.	49,100	166,940
	Glacier Bancorp, Inc.	129,400	4,096,804
*	Glacier Water Services, Inc.	24,500	639,450
	Glatfelter (P.H.) Co.	294,100	4,358,562
*	Glenayre Technologies, Inc.	364,734	871,714
* #	Global e-Point, Inc.	18,731	62,749
*	Global Imaging Systems, Inc.	39,125	1,390,502
*	Global Payment Technologies, Inc.	52,900	386,170
*	Global Power Equipment Group, Inc.	310,700	3,047,967
*	Globecomm Systems, Inc.	96,000	594,240
*	Glowpoint, Inc.	138,839	298,504
*	GoAmerica, Inc.	117	706
	Gold Banc Corp.	202,734	2,880,850
	Golden Enterprises, Inc.	61,900	247,600
*	Goodrich Petroleum Corp.	137,400	3,101,118
	Goody’s Family Clothing, Inc.	164,500	1,544,655
*	GoRemote Internet Communications, Inc.	172,300	292,910
	Gorman-Rupp Co.	68,250	1,505,595
*	Gottschalks, Inc.	129,300	1,140,426
*	GP Strategies Corp.	109,400	878,482
	Graham Corp.	12,350	200,070
	Gray Television, Inc.	127,500	1,853,850
	Gray Television, Inc. Class A	41,200	531,480
*	Great Atlantic & Pacific Tea Co., Inc.	258,800	2,877,856
	Great Southern Bancorp, Inc.	79,400	2,674,192
	Greater Communications Bancorp	2,998	48,268
*	Green Mountain Coffee, Inc.	59,700	1,555,185
	Green Mountain Power Corp.	59,100	1,713,900
	Greenbrier Companies, Inc.	126,600	3,421,998
	Greene County Bancshares, Inc.	3,900	105,690

18

*	Griffin Land & Nurseries, Inc. Class A	23,400	620,100
*	Griffon Corp.	211,150	4,856,450
*	Group 1 Automotive, Inc.	130,600	3,611,090
*	Grubb & Ellis Co.	177,552	816,739
	GS Financial Corp.	6,400	123,136
*	GSI Commerce, Inc.	275,354	3,951,330
*	GSV, Inc.	5,340	801
*	GTC Biotherapeutics, Inc.	145,853	256,701
*	GTSI Corp.	84,700	813,120
	Guaranty Bancshares, Inc.	1,600	34,784
	Guaranty Federal Bancshares, Inc.	17,100	399,114
*	Guess, Inc.	295,900	4,361,566
*	Guilford Pharmaceuticals, Inc.	297,731	1,348,721
	Gulf Island Fabrication, Inc.	88,600	2,132,602
*	Gulfmark Offshore, Inc.	132,700	3,610,767
*	Gymboree Corp.	225,300	2,701,347
*	Ha-Lo Industries, Inc.	8,600	6
	Haggar Corp.	58,500	1,199,835
*	Hain Celestial Group, Inc.	74,900	1,398,383
*	Halifax Corp.	8,650	41,563
*	Hammons (John Q.) Hotels, Inc. Class A	49,400	1,095,198
*	Hampshire Group, Ltd.	12,700	478,726
	Hancock Fabrics, Inc.	182,600	1,570,360
	Handleman Co.	148,705	3,064,810
*	Hanger Orthopedic Group, Inc.	178,800	1,087,104
	Hardinge, Inc.	83,500	1,225,780
	Harleysville Group, Inc.	111,142	2,353,988
	Harleysville National Corp.	122,117	2,881,961
*	Harmonic, Inc.	469,655	5,142,722
*	Harolds Stores, Inc.	41,537	52,337
*	Harris Interactive, Inc.	399,143	1,995,715
*	Hartmarx Corp.	295,600	2,459,392
*	Harvard Bioscience, Inc.	200,335	817,367
*	Harvest Natural Resources, Inc.	487,800	6,121,890
*	Hastings Entertainment, Inc.	96,000	702,720
*	Hastings Manufacturing Co.	13,700	42,470
*	Hauppauge Digital, Inc.	83,200	399,360
	Haverty Furniture Co., Inc.	40,000	648,000
	Haverty Furniture Co., Inc. Class A	12,000	195,240
*	Hawaiian Holdings, Inc.	588,481	3,819,242
*	Hawk Corp.	64,400	604,716
	Hawkins, Inc.	92,485	1,114,444
*	Hayes Lemmerz International, Inc.	37,400	284,240
*	HealthAxis, Inc.	5,710	14,218
	Healthcare Services Group, Inc.	157,400	3,618,626
*	HealthExtras, Inc.	247,614	4,018,775
*	HealthStream, Inc.	14,400	43,920
*	HealthTronics Surgical Services, Inc.	222,005	2,195,629
	Heartland Financial USA, Inc.	8,092	165,400
*	Hecla Mining Co.	433,000	2,442,120
	Hector Communications Corp.	24,700	516,230
*	HEI, Inc.	24,700	77,805
	Heico Corp.	69,600	1,575,048
	Heico Corp. Class A	72,585	1,277,496
*	Heidrick & Struggles International, Inc.	128,412	4,383,986

19

	Helix Technology Corp.	174,922	3,012,157
* #	Hemispherx Biopharma, Inc.	262,700	433,455
*	Heritage Commerce Corp.	8,600	156,176
	Heritage Financial Corp.	83,700	1,808,757
*	Herley Industries, Inc.	107,850	1,951,007
*	Hexcel Corp.	256,400	4,263,932
	HF Financial Corp.	29,920	639,091
*	Hi-Shear Technology Corp.	45,350	210,878
*	Hi-Tech Pharmacal, Inc.	57,150	908,114
*	Hibbett Sporting Goods, Inc.	157,612	4,391,070
	Hickory Tech Corp.	12,800	135,296
*	Hines Horticulture, Inc.	195,700	798,456
	Hingham Institution for Savings	5,350	228,718
	Hirsch International Corp. Class A	4,550	4,727
	HMN Financial, Inc.	33,000	1,060,950
*	HMS Holdings Corp.	167,500	1,222,750
*	Hoenig Group Escrow Shares	61,000	0
*	Hollis-Eden Pharmaceuticals, Inc.	129,192	976,692
*	Hollywood Entertainment Corp.	90,998	1,243,943
*	Hollywood Media Corp.	206,457	1,083,899
*	Hologic, Inc.	191,700	7,083,315
	Home Federal Bancorp	37,400	946,220
*	HomeStore, Inc.	367,141	873,796
	Hooper Holmes, Inc.	434,800	1,926,164
	HopFed Bancorp, Inc.	4,500	73,440
	Horace Mann Educators Corp.	23,400	438,984
	Horizon Financial Corp.	84,960	1,784,160
*	Horizon Health Corp.	47,775	1,672,077
* #	Horizon Offshore, Inc.	176,509	158,858
*	Hub Group, Inc. Class A	52,900	3,076,135
*	Hudson Technologies, Inc.	30,884	27,487
*	Hurco Companies, Inc.	48,800	850,096
*	Huttig Building Products, Inc.	18,200	196,196
*	Hypercom Corp.	342,900	1,611,630
*	HyperFeed Technologies, Inc.	10,730	26,825
*	I-Flow Corp.	145,440	2,482,661
*	I-many, Inc.	175,900	279,681
*	I-Sector Corp.	32,000	184,320
*	I-Trax, Inc.	128,200	206,402
	IBERIABANK Corp.	55,800	3,283,272
*	Ibis Technology Corp.	71,513	206,673
*	iCAD, Inc.	37,500	157,500
*	ICO, Inc.	165,818	583,679
*	ICT Group, Inc.	91,700	770,280
* #	ICU Medical, Inc.	102,525	3,139,316
*	Identix, Inc.	735,967	4,401,083
*	iGATE Capital Corp.	351,700	1,445,487
*	IGI, Inc.	16,400	21,320
*	Igo Escrow Share	11,200	0
*	II-VI, Inc.	114,052	4,449,169
*	Illumina, Inc.	255,161	2,112,733
#	ILX Resorts, Inc.	15,900	150,255
*	Image Entertainment, Inc.	172,400	991,300
* #	ImageWare Systems, Inc.	7,700	25,025
*	Immersion Corp.	156,703	1,064,013

20

* #	Immtech International, Inc.	73,200	1,017,480
*	ImmunoGen, Inc.	273,270	1,606,828
*	Immunomedics, Inc.	362,311	963,747
*	IMPAC Medical Systems, Inc.	40,800	967,776
*	Impath, Inc.	70,200	305,370
*	IMPCO Technologies, Inc.	125,100	725,580
* #	Imperial Sugar Co.	74,200	0
	Imperial Sugar Co.	68,617	989,457
* #	Implant Sciences Corp.	59,000	536,900
*	Impreso, Inc.	31,500	57,330
*	Incyte Corp.	405,579	3,540,705
	Independence Holding Co.	30,924	607,038
	Independent Bank Corp. MA	129,900	3,833,349
	Independent Bank Corp. MI	194,831	5,899,483
*	Indevus Pharmaceuticals, Inc.	305,209	1,300,190
*	Index Development Partners, Inc.	6,700	10,050
*	Indus International, Inc.	159,700	386,474
*	Industrial Distribution Group, Inc.	81,400	736,670
	Infinity Property & Casualty Corp.	127,071	4,082,791
* #	Infinity, Inc.	70,177	870,195
* #	Infocrossing, Inc.	131,089	2,459,230
*	InFocus Corp.	265,546	1,699,494
*	Informatica Corp.	309,208	2,402,546
*	Information Architects Corp.	13,040	1,956
*	Inforte Corp.	82,450	531,803
*	Infosonics Corp.	9,400	28,858
	infoUSA, Inc.	356,298	3,684,121
	Ingles Market, Inc. Class A	74,283	966,422
*	Inhibitex, Inc.	97,500	819,000
*	InKine Pharmaceutical Co., Inc.	9,500	35,055
*	Innodata Isogen, Inc.	151,226	651,784
*	Innotrac Corp.	156,400	1,395,088
*	Innovative Clinical Solutions, Ltd.	1,310	5
*	Innovative Solutions & Support, Inc.	23,900	714,132
*	Innovex, Inc.	130,800	561,132
*	Input/Output, Inc.	514,900	3,799,962
*	Insight Communications Co., Inc.	325,106	3,088,507
*	Insightful Corp.	40,100	108,270
*	Insignia Systems, Inc.	58,650	94,309
* #	Insite Vision, Inc.	179,500	123,855
*	Insituform Technologies, Inc. Class A	175,360	2,781,210
* #	Insmed, Inc.	202,882	261,718
*	Inspire Pharmaceuticals, Inc.	275,804	2,195,400
*	Insurance Auto Auctions, Inc.	104,800	2,914,488
*	InsWeb Corp.	12,966	37,990
	Integra Bank Corp.	116,444	2,578,070
	Integral Systems, Inc.	118,700	2,479,643
* #	Integral Vision, Inc.	21,100	34,604
*	IntegraMed America, Inc.	19,600	190,316
* #	Integrated Biopharma, Inc.	76,100	517,480
*	Integrated Electrical Services, Inc.	278,800	936,768
*	Integrated Silicon Solution, Inc.	242,331	1,546,072
* #	Intelli-Check, Inc.	68,900	373,438
*	Intellidata Technologies Corp.	115,935	46,374
*	Intelligent Systems Corp.	38,100	118,110

21

*	Intelligroup, Inc.	116,800	141,912
* #	Intellisync Corp.	325,214	943,121
	Inter Parfums, Inc.	168,600	2,362,086
*	Interactive Intelligence, Inc.	106,288	455,976
	Interchange Financial Services Corp.	111,397	1,944,992
*	Interface, Inc. Class A	302,268	2,517,892
*	Interferon Scientific, Inc.	10,895	272
*	Interland, Inc.	107,635	277,698
*	Interlink Electronics, Inc.	90,100	712,691
*	Intermagnetics General Corp.	229,372	6,048,540
*	Intermix Media, Inc.	32,600	264,712
*	InterMune, Inc.	214,689	2,370,167
	International Aluminum Corp.	18,500	617,715
*	International Microcomputer Software, Inc.	4,200	4,998
*	International Shipholding Corp.	51,200	861,184
*	Internet Commerce Corp.	13,900	28,356
* #	Interpharm Holdings, Inc.	139,900	233,633
*	Interphase Corp.	62,700	404,415
	Interpool, Inc.	112,600	2,584,170
*	Interstate Bakeries Corp.	238,400	1,209,880
*	Interstate Hotels & Resorts, Inc.	205,150	1,005,235
	Inter-Tel, Inc.	156,394	4,299,271
*	Intervoice, Inc.	248,422	2,695,379
*	Interwoven, Inc.	268,429	2,434,651
*	Intest Corp.	29,200	139,868
*	Intevac, Inc.	108,100	902,635
*	IntraBiotics Pharmaceuticals, Inc.	50,457	191,737
*	Intrado, Inc.	114,900	1,438,548
*	Intraware, Inc.	4,500	4,005
* #	Introgen Therapeutics, Inc.	198,287	1,447,693
* #	Intrusion, Inc.	20,825	67,890
*	Intuitive Surgical, Inc.	1	47
*	Inverness Medical Innovations, Inc.	2,955	70,181
*	Investment Technology Group, Inc.	247,300	4,661,605
*	INVESTools, Inc.	141,850	658,184
	Investors Title Co.	19,800	768,438
*	Iomed, Inc.	43,500	105,705
*	Iomega Corp.	345,691	1,562,523
* #	Ionatron, Inc.	133,700	1,157,842
*	iPass, Inc.	162,100	987,189
* #	IPIX Corp.	2,000	6,760
*	Iridex Corp.	56,300	331,044
*	IRIS International, Inc.	106,850	1,143,295
	Irwin Financial Corp.	13,000	295,360
*	Isis Pharmaceuticals, Inc.	383,746	1,558,009
* #	Island Pacific, Inc.	41,900	12,989
*	Isle of Capri Casinos, Inc.	190,855	5,342,031
*	Isolagen, Inc.	213,600	1,604,136
*	Ista Pharmaceuticals, Inc.	145,427	1,538,618
*	Iteris, Inc.	1,500	4,500
*	ITLA Capital Corp.	51,800	2,583,784
*	Itron, Inc.	154,100	4,106,765
*	iVillage, Inc.	276,378	1,589,174
*	iVow, Inc.	23,750	25,175
*	Ixia	317,521	5,718,553

22

*	IXYS Corp.	218,099	2,255,144
	J & J Snack Foods Corp.	83,200	3,927,872
*	J. Alexander’s Corp.	104,700	769,545
*	J. Jill Group, Inc.	168,450	2,434,103
*	j2 Global Communication, Inc.	91,900	3,520,689
*	Jaclyn, Inc.	20,027	96,330
*	Jaco Electronics, Inc.	63,009	189,029
*	Jacuzzi Brands, Inc.	490,422	5,051,347
*	Jakks Pacific, Inc.	175,756	3,474,696
*	JDA Software Group, Inc.	193,311	2,596,167
*	Jennifer Convertibles, Inc.	41,000	98,400
	JLG Industries, Inc.	235,800	5,046,120
*	JMAR Industries, Inc.	189,000	247,590
*	Jo-Ann Stores, Inc.	149,700	4,499,982
*	Johnson Outdoors, Inc.	52,800	1,073,952
* #	Jos. A. Bank Clothiers, Inc.	102,937	2,793,710
*	JPS Industries, Inc.	24,500	115,150
*	Jupitermedia Corp.	215,266	2,893,175
*	K-Tron International, Inc.	55,500	1,509,600
*	K2, Inc.	312,763	4,481,894
*	Kadant, Inc.	92,200	1,848,610
	Kaman Corp. Class A	147,899	1,764,435
*	Katy Industries, Inc.	76,100	358,431
*	KBK Capital Corp.	9,600	7,680
*	KCS Energy, Inc.	318,200	5,463,494
*	Keith Companies, Inc.	18,300	315,675
	Keithley Instruments, Inc.	94,400	1,563,264
*	Kendle International, Inc.	98,600	1,152,634
*	Kennedy-Wilson, Inc.	76,600	643,440
	Kenneth Cole Productions, Inc. Class A	81,300	2,358,513
*	Kensey Nash Corp.	122,700	3,974,253
*	Kent Financial Services, Inc.	50,712	136,922
* #	Kera Vision, Inc.	17,800	25
*	Keryx Biopharmaceuticals, Inc.	18,400	239,200
	Kewaunee Scientific Corp.	19,400	169,556
*	Key Technology, Inc.	36,000	352,080
*	Key Tronic Corp.	96,300	295,641
*	Keynote Systems, Inc.	64,500	767,550
*	Keystone Automotive Industries, Inc.	141,700	3,235,011
*	Keystone Consolidated Industries, Inc.	11,000	1,980
*	Kforce, Inc.	249,525	2,844,585
* #	KFX, Inc.	424,700	7,219,900
	Kimball International, Inc. Class B	95,360	1,362,694
*	Kintera, Inc.	7,500	52,350
*	Kirkland’s, Inc.	59,700	635,208
	Knape & Vogt Manufacturing Co.	27,588	354,009
*	Komag, Inc.	187,040	3,768,856
*	Kopin Corp.	468,110	1,699,239
*	Korn/Ferry International	200,800	3,851,344
*	Kosan Biosciences, Inc.	233,902	1,251,376
	Koss Corp.	84,000	1,646,400
* #	Krause’s Furniture, Inc.	23,000	2
* #	Krispy Kreme Doughnuts, Inc.	129,400	709,112
*	Kulicke & Soffa Industries, Inc.	344,005	2,229,152
*	KVH Industries, Inc.	96,900	983,535

23

*	La Jolla Pharmceutical Co.	463,700	644,543
*	LaBarge, Inc.	211,950	2,267,865
*	LabOne, Inc.	115,021	4,140,756
*	Labor Ready, Inc.	277,100	5,203,938
*	LaBranche & Co., Inc.	136,500	1,262,625
	Laclede Group, Inc.	141,100	4,427,718
*	LaCrosse Footwear, Inc.	20,400	250,512
*	Ladish Co., Inc.	115,500	1,399,860
	Lakeland Bancorp, Inc.	11,250	182,700
*	Lakeland Industries, Inc.	24,079	505,659
*	Lakes Entertainment, Inc.	148,800	2,657,568
	Lance, Inc.	240,521	3,831,500
*	Lancer Corp.	94,525	1,469,864
	Landauer, Inc.	82,000	3,945,020
*	Landec Corp.	160,747	1,107,547
	Landry’s Restaurants, Inc.	3,400	98,430
*	Lannet Co., Inc.	156,870	1,173,388
*	Lantronix, Inc.	15,000	25,050
* #	Large Scale Biology Corp.	24,560	21,613
* #	LaserCard Corp.	104,450	809,488
*	Laserscope	143,509	4,811,857
*	Lattice Semiconductor Corp.	56,612	298,911
	Lawson Products, Inc.	4,900	228,046
*	Lawson Software, Inc.	196,258	1,138,296
*	Layne Christensen Co.	159,000	2,819,070
*	Lazare Kaplan International, Inc.	67,400	724,550
	LCA-Vision, Inc.	135,085	3,906,658
*	LCC International, Inc. Class A	133,400	691,012
*	Learning Care Group, Inc.	31,700	116,973
*	Learning Tree International, Inc.	113,495	1,702,425
*	LeCroy Corp.	85,200	2,019,240
	Lectec Corp.	25,637	51,274
	Leesport Financial Corp.	551	13,004
*	Lesco, Inc.	87,900	1,274,550
*	Level 8 Systems, Inc.	26,400	2,693
	Levitt Corp. Class A	124,600	3,728,032
*	Lexar Media, Inc.	279,656	1,135,403
*	Lexicon Genetics, Inc.	558,005	3,180,629
	Libbey, Inc.	92,400	2,210,208
*	Liberate Technologies, Inc.	47,200	110,448
	Liberty Homes, Inc. Class A	200	955
*	Lifecell Corp.	190,928	1,651,527
*	Lifecore Biomedical, Inc.	116,800	1,923,696
*	Lifeline Systems, Inc.	74,000	2,034,260
	Lifetime Hoan Corp.	89,052	1,375,853
*	Ligand Pharmaceuticals, Inc. Class B	1,700	16,660
*	Lightbridge, Inc.	174,070	1,007,865
*	Lightning Rod Software, Inc.	2,180	2,747
*	LightPath Technologies, Inc.	8,650	30,362
	Lindsay Manufacturer Co.	78,700	1,828,988
*	Lionbridge Technologies, Inc.	142,185	851,688
* #	Lipid Sciences, Inc.	165,500	663,655
* #	Liquidmetal Technologies, Inc.	106,651	177,041
	Lithia Motors, Inc. Class A	101,400	2,663,778
*	LMI Aerospace, Inc.	3,700	25,493

24

#	LNB Bancorp, Inc.	1,000	19,080
*	Lodgenet Entertainment Corp.	118,061	2,083,777
*	Lodgian, Inc.	498	5,976
*	Logic Devices, Inc.	45,800	67,784
*	LogicVision, Inc.	107,950	289,306
*	Logility, Inc.	135,600	584,436
*	LoJack Corp.	152,600	1,971,592
	Lone Star Steakhouse & Saloon, Inc.	127,334	3,387,084
	Longview Fibre Co.	213,000	3,578,400
*	LookSmart, Ltd.	157,833	172,038
*	LOUD Technologies, Inc.	112,900	321,765
	Lowrance Electronics, Inc.	20,439	612,966
	LSB Bancshares, Inc.	35,571	614,667
	LSB Corp.	16,200	292,410
	LSI Industries, Inc.	260,130	2,908,253
*	LTX Corp.	250,000	1,350,000
*	Luby’s, Inc.	151,550	1,029,025
	Lufkin Industries, Inc.	46,100	1,991,981
*	Luminex Corp.	208,541	1,605,766
*	Lydall, Inc.	141,300	1,603,755
*	Lynch Corp.	29,500	390,728
*	Lynch Interactive Corp.	59,200	1,619,712
*	M&F Worldwide Corp.	168,000	2,318,400
*	M-Wave, Inc.	3,000	3,480
	M/I Homes, Inc.	126,500	7,121,950
* #	Mace Security International, Inc.	26,700	69,420
*	Mac-Gray Corp.	116,200	957,488
*	Madden (Steven), Ltd.	123,500	2,306,980
*	Magic Lantern Group, Inc.	11,700	3,861
*	Magma Design Automation, Inc.	230,005	3,024,566
*	Magna Entertainment Corp.	15,800	103,964
*	Magnetek, Inc.	208,000	1,044,160
*	MAI Systems Corp.	2,807	379
	Main Street Banks, Inc.	128,125	4,100,000
*	Main Street Restaurant Group, Inc.	98,525	216,755
	Maine & Maritimes Corp.	29,300	745,685
*	MAIR Holdings, Inc.	129,947	1,169,523
*	Major Automotive Companies, Inc.	3,350	3,886
*	Management Network Group, Inc.	62,799	154,486
*	Manatron, Inc.	115	980
*	Manchester Technologies, Inc.	83,700	836,163
*	Manhattan Associates, Inc.	61,900	1,229,953
	Mannatech, Inc.	5,200	128,440
* #	Manning (Greg) Auctions, Inc.	50,600	546,986
*	Manugistic Group, Inc.	453,822	907,644
*	MAPICS, Inc.	220,279	2,775,515
*	Mapinfo Corp.	136,631	1,793,965
	Marine Products Corp.	68,670	1,952,975
*	MarineMax, Inc.	106,176	3,637,590
*	Marisa Christina, Inc.	69,100	68,064
	Maritrans, Inc.	47,700	941,121
	MarkWest Hydrocarbon, Inc.	73,931	1,759,558
*	Marlton Technologies, Inc.	52,900	46,552
	Marsh Supermarkets, Inc. Class A	17,700	219,480
	Marsh Supermarkets, Inc. Class B	29,800	424,650

25

*	Marten Transport, Ltd.	118,800	2,738,340
	MASSBANK Corp.	31,399	1,166,190
*	Mastec, Inc.	324,800	2,952,432
*	Material Sciences Corp.	131,800	2,036,310
*	Matria Healthcare, Inc.	134,812	3,882,586
* #	Matritech, Inc.	257,800	291,314
*	Matrix Bancorp, Inc.	29,500	371,700
* #	Matrix Service Co.	150,600	1,209,318
*	MatrixOne, Inc.	344,000	1,819,760
*	Matrixx Initiatives, Inc.	91,900	1,079,825
*	Mattson Technology, Inc.	344,617	3,377,247
*	Maui Land & Pineapple Co., Inc.	35,500	1,654,655
*	Max & Erma’s Restaurants, Inc.	20,844	309,533
*	Maxco, Inc.	18,800	69,748
	Maxcor Financial Group, Inc.	42,621	383,589
*	Maxim Pharmaceuticals, Inc.	174,994	307,989
	Maximus, Inc.	142,700	4,831,822
*	Maxwell Technologies, Inc.	100,192	1,091,091
*	Maxxam, Inc.	20,500	609,260
*	Maxygen, Inc.	236,902	2,278,997
	Mayflower Co-Operative Bank Middleboro	450	7,650
*	Mayor’s Jewelers, Inc.	160,400	109,072
*	Mays (J.W.), Inc.	2,700	44,037
	MBT Financial Corp.	100,739	2,065,150
*	McDATA Corp.	139,256	547,276
	MCG Capital Corp.	2,900	50,431
	McGrath Rentcorp.	81,701	3,522,130
* #	McMoran Exploration Co.	147,300	3,055,002
	McRae Industries, Inc. Class A	9,100	118,664
* #	MCSi, Inc.	2,000	0
*	MDI, Inc.	107,900	71,214
*	Meade Instruments Corp.	133,260	413,106
*	Meadow Valley Corp.	22,900	125,950
*	Meadowbrook Insurance Group, Inc.	188,100	1,015,740
*	Measurement Specialties, Inc.	78,500	1,986,050
*	Medallion Finanacial Corp.	40,400	367,640
*	Medarex, Inc.	1,141	9,653
*	MedCath Corp.	84,098	2,387,542
* #	Med-Design Corp.	82,420	76,651
* #	MediaBay, Inc.	22,900	15,343
*	Mediacom Communications Corp.	32,200	177,422
* #	Medialink Worldwide, Inc.	49,800	249,996
*	Medical Action Industries, Inc.	89,200	1,730,480
*	Medical Staffing Network Holdings, Inc.	206,800	1,348,336
*	Medicore, Inc.	45,000	438,750
* #	Medifast, Inc.	73,300	206,706
*	MedQuist, Inc.	133,500	1,732,163
*	MEDTOX Scientific, Inc.	32,372	269,982
*	Memry Corp.	26,800	51,456
	Mercantile Bank Corp.	2,625	114,555
	Merchants Bancshares, Inc.	47,100	1,250,034
	Merchants Group, Inc.	15,700	410,555
	Mercury Air Group, Inc.	33,508	115,938
*	Mercury Computer Systems, Inc.	141,018	4,150,160
*	Merge Technologies, Inc.	88,355	1,608,061

26

	Meridian Bioscience, Inc.	139,300	2,280,341
*	Meridian Resource Corp.	522,772	3,199,365
*	Merisel, Inc.	5	33
*	Merit Medical Systems, Inc.	204,306	2,690,710
*	Merix Corp.	127,000	1,289,050
*	Merrimac Industries, Inc.	14,265	129,812
* #	Mesa Air Group, Inc.	331,800	2,475,228
	Mesa Laboratories, Inc.	27,800	347,778
*	Mestek, Inc.	115,650	2,650,698
	Meta Financial Group, Inc.	16,500	400,125
*	Meta Group, Inc.	104,600	1,038,678
	Metal Management, Inc.	156,297	4,631,080
*	Metals USA, Inc.	133,878	3,262,607
*	MetaSolv, Inc.	271,437	678,593
	Methode Electronics, Inc.	73,100	817,989
	Met-Pro Corp.	146,886	1,919,800
*	Metris Companies, Inc.	382,594	4,499,305
*	Metro One Telecommunications, Inc.	120,500	171,110
	MetroCorp. Bancshares, Inc.	23,000	545,100
*	Metrologic Instruments, Inc.	144,410	3,402,300
*	Metropolitan Health Networks, Inc.	18,200	51,870
	MFB Corp.	8,500	238,000
*	MFRI, Inc.	31,800	318,318
	MGE Energy, Inc.	124,777	4,468,264
	MGP Ingredients, Inc.	151,200	1,159,704
*	Michael Anthony Jewelers, Inc.	42	127,155
*	Micro Component Technology, Inc.	31,732	11,741
*	Micro Linear Corp.	109,300	537,865
*	Micro Therapeutics, Inc.	247,944	974,420
	MicroFinancial, Inc.	30,300	149,076
*	Micromuse, Inc.	97,737	480,866
*	Microtek Medical Holdings, Inc.	375,445	1,422,937
*	Microtune, Inc.	206,988	1,014,241
* #	Microvision, Inc.	144,141	823,045
*	Midas, Inc.	105,700	2,260,923
	Middleby Corp.	97,100	5,233,690
	Middlesex Water Co.	56,000	1,002,960
	Midland Co.	88,200	2,724,498
	Mid-State Bancshares	155,723	4,121,988
*	Midwest Air Group, Inc.	119,800	305,490
	Midwest Banc Holdings, Inc.	119,961	2,515,582
*	Mikohn Gaming Corp.	148,400	1,822,352
*	Milacron, Inc.	429,434	1,219,593
* #	Milestone Scientific, Inc.	27,100	74,254
*	Millennium Cell, Inc.	165,950	394,961
*	Miller Industries, Inc.	32,700	433,275
*	MIM Corp.	146,500	1,009,385
*	Mindspeed Technologies, Inc.	200,772	566,177
*	MIPS Technologies, Inc.	277,792	3,072,380
*	Misonix, Inc.	45,550	296,075
*	Mission Resources Corp.	274,382	1,871,285
*	Mitcham Industries, Inc.	90,200	629,596
*	Mitek Systems, Inc.	22,300	20,070
*	Mity Enterprises, Inc.	40,550	608,250
*	Mobile Mini, Inc.	97,800	3,642,072

27

*	Mobility Electronics, Inc.	190,373	1,389,723
*	Mobius Management Systems, Inc.	174,400	1,020,240
	Mocon, Inc.	72,775	676,808
*	Mod-Pac Corp.	18,340	289,772
*	Mod-Pac Corp. Class B	6,877	110,032
*	Modtech Holdings, Inc.	106,312	903,652
*	Moldflow Corp.	71,432	1,200,772
*	Molecular Devices Corp.	131,366	2,728,472
	Monaco Coach Corp.	197,100	3,530,061
*	Monarch Casino & Resort, Inc.	72,500	2,781,825
*	Monolithic System Technology, Inc.	146,067	835,503
*	Monro Muffler Brake, Inc.	83,397	2,235,874
*	Monterey Pasta Co.	135,300	460,020
*	Moore Handley, Inc.	1,500	5,100
*	Morgan Group Holding Co.	3,300	297
*	Morgan’s Foods, Inc.	600	555
*	Moscow CableCom Corp.	15,000	78,750
*	Mossimo, Inc.	149,150	605,549
*	Mothers Work, Inc.	34,400	502,240
*	Motorcar Parts of America, Inc.	24,500	248,675
	Movado Group, Inc.	185,800	3,459,596
	Movie Gallery, Inc.	255,175	5,828,197
*	MRO Software, Inc.	168,514	2,276,624
*	MRV Communications, Inc.	695,619	2,573,790
*	MSC.Software Corp.	171,500	2,052,855
*	MSGI Security Solutions, Inc.	452	6,816
*	MTC Technologies, Inc.	58,200	1,861,818
* #	MTI Technology Corp.	3,300	6,765
*	MTM Technologies, Inc.	44,200	176,800
*	MTR Gaming Group, Inc.	191,509	2,300,023
	MTS Systems Corp.	188,648	5,697,170
	Mueller (Paul) Co.	26,300	664,075
	Multi-Color Corp.	30,600	616,162
*	Multimedia Games, Inc.	194,509	1,943,145
	MutualFirst Financial, Inc.	2,900	71,369
	Myers Industries, Inc.	229,447	2,994,283
*	Mykrolis Corp.	280,200	3,788,304
*	Myriad Genetics, Inc.	205,455	4,452,210
*	Nabi Biopharmaceuticals	8,599	109,207
	NACCO Industries, Inc. Class A	6,300	700,560
*	Nanogen, Inc.	314,267	1,247,640
*	Nanometrics, Inc.	119,351	1,482,339
* #	Nanophase Technologies Corp.	119,400	835,800
* #	Napco Security Systems, Inc.	146,760	1,476,406
	Nara Bancorp, Inc.	156,279	3,050,566
	Nash Finch Co.	91,400	3,620,354
*	Nashua Corp.	54,500	566,800
*	Nassda Corp.	101,521	674,099
* #	Nastech Pharmaceutical Co., Inc.	119,746	1,177,103
*	NATCO Group, Inc. Class A	163,600	1,946,840
*	Nathan’s Famous, Inc.	52,600	406,598
	National Beverage Corp.	213,800	1,870,750
*	National Dentex Corp.	41,100	780,900
	National Home Health Care Corp.	24,566	325,500
*	National Medical Health Card Systems, Inc.	32,221	741,083

28

*	National Patent Development Corp.	109,400	284,440
*	National Research Corp.	52,200	718,272
*	National RV Holdings, Inc.	102,650	1,082,958
	National Security Group, Inc.	12,600	244,440
*	National Technical Systems, Inc.	83,600	363,660
*	National Western Life Insurance Co. Class A	2,600	453,050
*	Natrol, Inc.	99,700	299,100
*	Natural Alternatives International, Inc.	48,800	323,056
*	Nature Vision, Inc.	500	3,255
	Nature’s Sunshine Products, Inc.	153,100	2,950,237
*	Natus Medical, Inc.	114,332	895,677
	Nautilus Group, Inc.	213,650	4,734,484
* #	Navarre Corp.	180,900	1,239,165
*	Navidec Financial Services	2,616	0
*	Navigant International, Inc.	103,200	1,325,088
*	Navigators Group, Inc.	78,117	2,343,510
	NBT Bancorp, Inc.	101,441	2,378,791
*	NCI Building Systems, Inc.	117,700	4,399,626
	NDCHealth Corp.	239,300	3,711,543
	Nelson (Thomas), Inc.	126,800	2,776,920
*	Neoforma, Inc.	156,824	1,334,572
*	Neogen Corp.	53,625	937,901
*	NeoMagic Corp.	149,368	106,051
*	NEON Systems, Inc.	14,800	47,360
*	Neopharm, Inc.	156,080	1,627,914
* #	NeoRx Corp.	200	322
*	Neose Technologies, Inc.	165,647	715,595
*	Neoware Systems, Inc.	105,350	1,252,612
*	NES Rentals Holdings, Inc.	245	2,450
*	Net Perceptions, Inc.	13,400	10,653
*	Net2Phone, Inc.	309,879	722,018
	NetBank, Inc.	112,237	1,005,644
* #	Netflix, Inc.	208,900	2,235,230
*	Netguru, Inc.	46,800	53,305
*	NetIQ Corp.	281,787	3,322,269
*	NetManage, Inc.	49,128	338,983
*	Netopia, Inc.	129,756	457,390
*	NetRatings, Inc.	234,960	4,447,793
*	Netscout System, Inc.	201,832	1,047,508
*	Network Engines, Inc.	207,412	387,860
*	Network Equipment Technologies, Inc.	167,500	1,199,300
* #	Network Plus Corp.	10,000	12
*	Neurobiological Technologies, Inc.	14,600	58,984
*	Neurogen Corp.	285,332	2,325,456
	Nevada Chemicals, Inc.	400	2,752
*	Nevada Gold & Casinos, Inc.	88,050	1,175,468
*	New Brunswick Scientific Co., Inc.	75,600	467,208
	New Hampshire Thrift Bancshares, Inc.	1,600	55,296
*	New Horizons Worldwide, Inc.	79,875	323,494
*	NewMarket Corp.	112,900	2,146,229
	NewMil Bancorp, Inc.	44,100	1,292,571
*	Newpark Resources, Inc.	561,700	3,589,263
*	Newport Corp.	204,912	2,887,210
*	Newtek Business Services, Inc.	224,227	899,150
	Niagara Corp.	75,500	570,025

29

*	NIC, Inc.	535,448	2,720,076
*	Niku Corp.	8,400	177,324
*	Nitches, Inc.	11,213	48,339
*	NMS Communications Corp.	317,508	1,587,540
*	NMT Medical, Inc.	90,000	678,600
	NN, Inc.	132,600	1,429,428
*	Nobel Learning Communities, Inc.	49,600	430,082
	Nobility Homes, Inc.	43,800	1,011,780
	Noble International, Ltd.	62,174	1,454,872
*	Noel Group, Inc.	43,600	131
#	Noland Co.	700	34,825
*	North America Galvanizing & Coatings, Inc.	56,500	135,600
*	North American Scientific, Inc.	105,700	433,370
	North Central Bancshares, Inc.	17,500	729,750
	North Pittsburgh Systems, Inc.	100,527	2,335,242
	Northeast Bancorp	12,600	257,670
	Northeast Pennsylvania Financial Corp.	3,250	74,100
	Northern Technologies International Corp.	26,400	159,720
* #	Northfield Laboratories, Inc.	144,400	2,264,192
	Northland Cranberries, Inc.	400	172
	Northrim BanCorp, Inc.	34,939	835,399
*	Northwest Airlines Corp.	34,700	243,941
*	Northwest Pipe Co.	47,500	1,150,450
*	NovaMed, Inc.	142,726	844,938
*	Novatel Wireless, Inc.	189,294	2,036,803
* #	Novavax, Inc.	253,117	564,451
*	Noven Pharmaceuticals, Inc.	157,081	2,594,978
*	Novoste Corp.	88,200	79,380
*	NPS Pharmaceuticals, Inc.	69,662	998,953
*	NS Group, Inc.	170,000	5,815,700
*	NTN Communications, Inc.	354,491	1,201,724
*	Nu Horizons Electronics Corp.	112,750	785,868
* #	Nucentrix Broadband Networks, Inc. Escrow Shares	114,500	0
*	NuCo2, Inc.	71,300	1,721,182
*	NumereX Corp. Class A	102,700	459,069
*	Nutraceutical International Corp.	77,610	1,251,073
*	Nutri/System, Inc.	78,500	471,000
* #	Nutrition 21, Inc.	5,085	6,000
*	Nuvelo, Inc.	215,953	1,677,955
	NWH, Inc.	14,700	210,048
*	NYFIX, Inc.	212,249	965,733
	NYMAGIC, Inc.	71,100	1,628,190
*	O’Charleys, Inc.	139,175	2,939,376
*	O.I. Corp.	25,700	282,957
	Oak Hill Financial, Inc.	12,200	430,538
* #	OCA, Inc.	337,300	1,673,008
	OceanFirst Financial Corp.	87,260	2,028,795
*	Ocwen Financial Corp.	419,803	3,362,622
*	Odd Job Stores, Inc.	86,200	34,480
*	Odyssey Healthcare, Inc.	221,350	2,490,188
*	Odyssey Marine Exploration, Inc.	99,400	232,596
*	Offshore Logistics, Inc.	139,641	4,595,585
	Ohio Art Co.	3,600	26,640
	Oil-Dri Corp. of America	56,300	1,024,660
*	Old Dominion Freight Line, Inc.	116,418	4,090,929

30

*	Olympic Steel, Inc.	73,100	1,859,664
*	Omega Protein Corp.	175,600	1,410,068
*	OMNI Energy Services Corp.	69,330	93,596
*	Omnicell, Inc.	164,408	1,068,652
*	OMNOVA Solutions, Inc.	55,700	262,347
*	Omtool, Ltd.	30,770	212,928
*	On Assignment, Inc.	165,540	983,308
*	On2 Technologies, Inc.	600	426
*	One Price Clothing Stores, Inc.	22,414	146
* #	Oneida, Ltd.	103,200	268,320
*	Online Resources Corp.	121,806	1,098,690
*	ONYX Software Corp.	108,284	324,852
*	Opent Technologies, Inc.	134,983	1,013,722
*	OpenTV Corp.	159,125	381,900
*	Opinion Research Corp.	27,500	190,025
*	Oplink Communications, Inc.	183,800	294,080
*	Opsware, Inc.	463,911	2,574,706
*	OPTi, Inc.	118,200	178,482
*	Optical Cable Corp.	36,405	178,385
*	Optical Communication Products, Inc.	169,285	308,099
*	Optical Sensors, Inc.	1,133	3,076
	Option Care, Inc.	143,509	2,774,029
*	OraSure Technologies, Inc.	298,292	1,998,556
*	Orbit International Corp.	11,666	101,494
*	Orbital Sciences Corp.	345,600	3,618,432
*	Orchid Biosciences, Inc.	149,934	2,003,118
*	Orleans Homebuilders, Inc.	120,400	2,359,840
*	Orphan Medical, Inc.	84,635	732,093
*	Orthologic Corp.	304,100	1,736,411
*	Oscient Pharmaceutical Corp.	485,624	1,636,553
	OshKosh B’Gosh, Inc. Class A	64,226	2,019,265
*	OSI Systems, Inc.	108,800	1,847,424
*	Osteotech, Inc.	151,125	627,169
	Otter Tail Corp.	46,924	1,186,239
	Outlook Group Corp.	36,600	320,616
*	Overland Storage, Inc.	107,900	1,596,920
	Oxford Industries, Inc.	112,800	3,988,608
*	Oxigene, Inc.	123,700	655,610
*	OYO Geospace Corp.	41,100	850,359
*	P & F Industries, Inc. Class A	600	9,127
*	P.A.M. Transportation Services, Inc.	60,952	1,099,574
*	Pacific Mercantile Bancorp	7,700	115,654
*	Pacific Premier Bancorp, Inc.	21,717	263,558
	Packaging Dynamics Corp.	32,980	441,602
*	Packeteer, Inc.	222,655	3,522,402
*	Pac-West Telecomm, Inc.	193,400	295,902
*	Pain Therapeutics, Inc.	292,202	1,867,171
*	PainCare Holdings, Inc.	283,600	1,134,400
*	Palatin Technologies, Inc.	1,937	4,494
*	Palm Harbor Homes, Inc.	148,048	2,315,471
* #	PalmSource, Inc.	100,917	1,021,280
*	Palomar Medical Technologies, Inc.	107,671	3,107,385
	Pamrapo Bancorp, Inc.	36,400	839,384
*	Panavision, Inc.	13,000	78,325
*	Pantry, Inc.	134,133	4,567,229

31

*	Papa John’s International, Inc.	112,178	3,857,801
*	PAR Technology Corp.	79,500	1,168,650
*	Paradyne Networks Corp.	388,950	785,679
*	Paragon Technologies, Inc.	39,425	358,373
*	Parallel Petroleum Corp.	169,900	1,224,979
*	Parexel International Corp.	174,124	3,903,860
	Park Bancorp, Inc.	800	25,200
	Park Electrochemical Corp.	133,300	2,652,670
*	Parker Drilling Co.	635,400	3,755,214
* #	Parkervision, Inc.	114,050	1,175,856
*	Park-Ohio Holdings Corp.	125,525	3,367,836
	Parkvale Financial Corp.	50,395	1,490,180
*	Parlex Corp.	57,800	399,398
*	Parlux Fragrances, Inc.	90,500	2,246,210
	Partners Trust Financial Group, Inc.	88,538	986,313
*	Party City Corp.	114,896	1,430,455
* #	Path 1 Network Technologies, Inc.	44,800	241,024
*	Pathmark Stores, Inc.	201,500	1,001,455
* #	Patient Infosystems, Inc.	408	1,306
*	Patrick Industries, Inc.	44,000	449,680
*	Patriot Transportation Holding, Inc.	31,700	1,646,466
	PAULA Financial	49,300	101,065
*	Paxson Communications Corp.	343,100	404,858
*	Payless Cashways, Inc.	2,136	3
*	PC Connection, Inc.	167,200	1,282,424
*	PC Mall, Inc.	94,300	1,240,045
*	PC-Tel, Inc.	148,300	1,119,665
*	PDF Solutions, Inc.	169,261	2,293,487
*	PDI, Inc.	98,394	1,968,864
*	PEC Solutions, Inc.	184,418	2,124,495
*	Pediatric Services of America, Inc.	51,200	622,080
*	Peerless Manufacturing Co.	18,500	260,665
*	Peerless Systems Corp.	101,700	170,856
*	Peet’s Coffee & Tea, Inc.	89,571	2,169,410
* #	Pegasus Communications Corp.	56,640	805,421
*	Pegasus Solutions, Inc.	145,701	1,736,756
*	Pegasystems, Inc.	230,418	1,375,595
*	Pemco Aviation Group, Inc.	250	6,425
*	Pemstar, Inc.	146,200	204,680
	Penford Corp.	54,800	791,312
	Penn Engineering & Manufacturing Corp. Class A	67,200	1,216,320
	Penn Engineering & Manufacturing Corp. Non-Voting	165,400	3,018,550
*	Penn Treaty American Corp.	68,200	145,266
	Penn Virginia Corp.	116,800	5,704,512
	Pennfed Financial Services, Inc.	120,200	1,816,222
	Penns Woods Bancorp, Inc.	110	5,198
*	Penwest Pharmaceuticals Co.	145,200	1,597,200
	Peoples Bancorp, Inc.	400	8,538
	Peoples Bancorp, Inc.	2,310	60,176
*	Perceptron, Inc.	76,350	626,070
*	Performance Technologies, Inc.	131,275	1,222,170
*	Pericom Semiconductor Corp.	175,089	1,553,039
*	Perini Corp.	164,300	2,622,228
*	Perry Ellis International, Inc.	68,400	1,551,312

32

*	Per-Se Technologies, Inc.	202,019	3,054,527
*	Pervasive Software, Inc.	225,700	993,080
*	PetMed Express, Inc.	155,636	1,260,652
*	Petrocorp, Inc. Escrow Shares	37,100	2,226
*	Petroleum Development Corp.	139,678	6,123,484
	PFF Bancorp, Inc.	90,600	3,814,260
*	Pfsweb, Inc.	1	3
*	Pharmacopia Drug Discovery, Inc.	103,050	502,884
*	Pharmacyclics, Inc.	131,687	1,082,467
* #	Pharmanetics, Inc.	57,500	84,525
*	Pharmos Corp.	88,000	62,480
	Phillips-Van Heusen Corp.	122,200	3,388,606
*	Phoenix Gold International, Inc.	3,600	3,060
*	Phoenix Technologies, Ltd.	165,235	1,645,741
* #	PhotoMedex, Inc.	197,508	493,770
*	Photon Dynamics, Inc.	113,300	2,634,225
*	Photronics, Inc.	216,808	4,028,293
*	Physiometrix, Inc.	14,300	13,156
*	Pico Holdings, Inc.	83,771	1,846,313
	Pinnacle Bancshares, Inc.	700	10,654
*	Pinnacle Entertainment, Inc.	226,700	3,513,850
*	Pinnacle Financial Partners, Inc.	43,620	948,735
*	Pinnacle Systems, Inc.	454,253	1,944,203
*	Pioneer Drilling Co.	3,700	47,693
*	Pixelworks, Inc.	113,400	1,079,568
*	Pizza Inn, Inc.	39,700	111,160
*	Planar Systems, Inc.	97,100	782,626
*	PLATO Learning, Inc.	150,826	1,171,918
*	Playboy Enterprises, Inc. Class B	191,080	2,656,012
*	Playtex Products, Inc.	410,100	3,498,153
*	Plexus Corp.	236,819	2,510,281
* #	Plug Power, Inc.	490,755	3,508,898
*	PLX Technology, Inc.	177,900	2,143,695
*	PMA Capital Corp. Class A	208,989	1,891,350
	Pocahontas Bancorp, Inc.	51,900	824,172
*	Point Therapeutics, Inc.	5,640	29,700
*	Point.360	84,700	287,980
*	PolyOne Corp.	24,200	220,220
*	Pomeroy IT Solutions, Inc.	105,149	1,565,669
	Pope & Talbot, Inc.	108,800	1,762,560
*	Porta Systems Corp.	1,490	298
*	Portal Software, Inc.	265,283	732,181
*	Portfolio Recovery Associates, Inc.	103,728	3,914,695
*	Possis Medical, Inc.	159,600	1,503,432
*	Powell Industries, Inc.	57,718	1,039,501
*	Power Intergrations, Inc.	207,901	4,415,817
	PowerCerv Corp.	12,633	3,158
*	Power-One, Inc.	46,489	270,566
*	Powerwave Technologies, Inc.	347,661	2,381,478
*	Pozen, Inc.	193,354	1,227,798
*	PPT Vision, Inc.	47,000	32,900
*	PRAECIS Pharmaceuticals, Inc.	277,047	390,636
	Preformed Line Products Co.	4,700	159,283
*	Premier Financial Bancorp	6,600	77,286
* #	Premier Laser Systems, Inc. Class A	16,400	12

33

*	Premiere Global Services, Inc.	373,925	3,806,557
#	Pre-Paid Legal Services, Inc.	103,900	3,636,500
	Presidential Life Corp.	196,652	3,050,073
*	Presstek, Inc.	232,538	2,062,612
*	PRG-Schultz International, Inc.	414,724	1,920,172
*	PriceSmart, Inc.	64,600	507,110
*	PRIMEDIA, Inc.	84,704	339,663
*	Primus Telecommunications Group, Inc.	94,479	164,393
*	Princeton Review, Inc.	50,400	272,160
	Printronix, Inc.	67,150	1,122,748
*	Private Business, Inc.	8,305	18,686
*	Procom Technology, Inc.	19,200	31,200
*	Progenics Pharmaceuticals, Inc.	115,468	2,681,167
	Programmers Paradise, Inc.	48,200	694,080
*	Progress Software Corp.	24,500	567,175
	Prosperity Bancshares, Inc.	149,950	4,140,120
*	Provide Commerce	6,800	194,990
	Providence & Worcester Railroad Co.	11,000	152,900
	Provident Bancorp, Inc.	124,054	1,595,334
	Provident Financial Holdings, Inc.	72,400	2,035,888
*	Proxim Corp.	20,861	29,414
*	ProxyMed, Inc.	26,939	233,561
*	PSS World Medical, Inc.	322,568	3,922,427
	Psychemedics Corp.	49,039	671,834
*	Psychiatric Solutions, Inc.	109,109	4,344,720
	Pulaski Financial Corp.	30,400	630,830
*	Pure World, Inc.	66,630	101,278
*	PW Eagle, Inc.	21,900	66,620
	Pyramid Breweries, Inc.	36,800	66,976
	QAD, Inc.	226,179	1,768,720
*	QEP Co., Inc.	15,000	213,600
*	QuadraMed Corp.	197,437	365,258
	Quaker Chemical Corp.	71,700	1,598,193
	Quaker Fabric Corp.	147,950	624,349
*	Quality Dining, Inc.	98,900	313,513
	Quality Systems, Inc.	49,600	3,992,800
*	Quantum Corp.	235,300	680,017
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	205,773	1,111,174
*	Questcor Pharmaceuticals, Inc.	124,400	65,932
*	QuickLogic Corp.	182,000	667,940
*	Quidel Corp.	256,200	1,129,842
*	Quigley Corp.	64,395	539,630
*	Quinton Cardiology Systems, Inc.	94,068	916,222
*	Quipp, Inc.	14,300	185,829
	Quixote Corp.	68,200	1,216,006
* #	Quokka Sports, Inc.	480	4
*	Quovadx, Inc.	202,907	590,459
*	R&B, Inc.	69,300	1,888,356
*	Radiant Systems, Inc.	251,931	1,985,216
*	Radiologix, Inc.	176,100	825,909
*	RadiSys Corp.	126,837	1,931,728
*	Radyne ComStream, Inc.	71,000	647,520
*	RailAmerica, Inc.	246,966	2,978,410
*	Raindance Communictions, Inc.	96,100	222,952

34

*	Ramtron International Corp.	185,100	758,910
	Raven Industries, Inc.	356,440	6,426,613
	Raytech Corp.	51,695	94,085
*	RC2 Corp.	136,561	4,223,832
*	RCM Technologies, Inc.	91,800	449,820
* #	RCN Corp.	4,300	86
*	Reading International, Inc. Class A	142,163	1,093,233
*	Reading International, Inc. Class B	10,140	77,318
*	Redback Networks, Inc.	131,423	873,963
* #	Redhook Ale Brewery, Inc.	62,900	229,585
	Redwood Empire Bancorp	60,750	1,711,935
*	Refac	8,519	35,737
	Regal-Beloit Corp.	148,730	4,586,833
*	Regeneration Technologies, Inc.	178,493	1,917,015
*	Regeneron Pharmaceuticals, Inc.	373,358	2,281,217
*	Regent Communications, Inc.	551,100	2,777,544
*	Register.com, Inc.	99,500	612,920
*	RehabCare Group, Inc.	110,000	3,157,000
*	Reliability, Inc.	109,800	47,763
#	Reliv International, Inc.	107,430	1,020,585
*	Relm Wireless Corp.	47,941	101,635
*	Remec, Inc.	415,985	2,608,226
*	RemedyTemp, Inc.	72,900	704,214
*	Remington Oil & Gas Corp.	198,160	6,602,691
*	Remote Dynamics, Inc.	2,702	1,405
	Renaissance Learning, Inc.	96,126	1,621,646
* #	Rentech, Inc.	48,300	75,831
*	Rentrak Corp.	104,800	1,163,280
*	Rent-Way, Inc.	175,800	1,372,998
*	Repligen Corp.	250,400	453,224
*	Reptron Electronics, Inc.	2,178	12,741
	Republic Bancorp, Inc. Class A	37,380	976,739
*	Republic First Bancorp, Inc.	50,014	732,205
*	Res-Care, Inc.	107,702	1,474,440
	Resource America, Inc.	168,780	6,666,810
*	Restoration Hardware, Inc.	266,000	1,412,460
*	Retail Ventures, Inc.	224,256	1,639,311
*	Retek, Inc.	375,180	3,155,264
*	Revlon, Inc.	130,104	316,153
*	Rewards Network, Inc.	166,050	886,707
*	Rex Stores Corp.	141,475	1,996,212
*	Rexhall Industries, Inc.	36,400	10,556
*	RF Monolithics, Inc.	83,500	584,500
	RGC Resources, Inc.	4,698	124,497
	Richardson Electronics, Ltd.	112,404	1,266,793
*	Rigel Pharmaceuticals, Inc.	8,711	162,373
	Riggs National Corp.	156,509	3,028,449
*	Rimage Corp.	92,225	1,618,549
*	Rita Medical Systems, Inc.	246,024	831,561
*	Riverstone Networks, Inc.	1,900	1,881
	Riverview Bancorp, Inc.	34,400	734,062
*	Riviera Holdings Corp.	22,100	922,675
*	Riviera Tool Co.	7,000	8,960
	Roanoke Electric Steel Corp.	87,400	2,315,226
	Robbins & Myers, Inc.	97,000	2,328,000

35

* #	Robotic Vision Systems, Inc.	6,201	2,790
*	Rochester Medical Corp.	48,400	517,880
	Rock of Ages Corp.	32,900	233,590
*	Rockford Corp.	57,300	146,115
	Rock-Tenn Co. Class A	237,500	3,389,125
#	Rocky Mountain Chocolate Factory, Inc.	57,109	1,169,031
*	Rocky Shoes & Boots, Inc.	34,200	1,068,408
*	Rofin-Sinar Technologies, Inc.	104,400	3,826,260
*	Rogers Corp.	6,800	310,488
	Royal Bancshares of Pennsylvania, Inc. Class A	16,079	397,473
	Royal Gold, Inc.	163,200	2,877,216
*	Royale Energy, Inc.	40,402	330,084
	RPC, Inc.	76,300	1,991,430
*	RTI International Metals, Inc.	145,300	3,937,630
*	RTW, Inc.	43,450	458,398
*	Rubio’s Restaurants, Inc.	68,500	781,585
*	Rudolph Technologies, Inc.	112,573	2,064,589
*	Rural Cellular Corp. Class A	4,100	22,919
*	Rural/Metro Corp.	110,300	686,066
*	Rush Enterprises, Inc. Class A	56,675	902,833
*	Rush Enterprises, Inc. Class B	54,500	901,430
	Russ Berrie & Co., Inc.	139,500	3,175,020
	Russell Corp.	217,400	3,932,766
*	Ryan’s Restaurant Group, Inc.	274,642	3,691,188
	Ryerson Tull, Inc.	167,600	2,405,060
*	S&K Famous Brands, Inc.	24,600	430,746
*	S1 Corp.	490,290	3,765,427
*	Saba Software, Inc.	72,699	391,121
*	Safeguard Scientifics, Inc.	586,100	931,899
*	SafeNet, Inc.	116,574	3,497,220
*	Safety Components International, Inc.	1,180	20,916
*	Saga Communications, Inc. Class A	122,741	1,967,538
*	Salem Communications Corp.	136,502	3,154,561
* #	Salton, Inc.	75,000	211,500
*	San Filippo (John B.) & Son, Inc.	57,900	1,505,111
	Sanders Morris Harris Group, Inc.	118,211	2,019,044
	Sanderson Farms, Inc.	141,709	6,358,483
	Sandy Spring Bancorp, Inc.	97,970	3,214,396
*	Sangamo BioSciences, Inc.	168,232	868,077
*	SatCon Technology Corp.	151,700	266,992
	Saucony, Inc. Class A	55,300	1,442,777
	Saucony, Inc. Class B	57,600	1,497,600
*	Savient Pharmaceuticals, Inc.	254,600	730,702
*	SBA Communications Corp.	305,281	2,655,945
*	SBE, Inc.	34,600	105,530
*	SBS Technologies, Inc.	103,500	1,254,420
*	ScanSoft, Inc.	836,552	3,588,808
*	ScanSource, Inc.	33,800	2,120,950
	Schawk, Inc.	168,300	3,586,473
*	Scheid Vineyards, Inc.	14,500	88,595
*	Schick Technologies, Inc.	47,200	837,800
*	Schieb (Earl), Inc.	71,500	218,075
*	Schmitt Industries, Inc.	17,800	127,804
	Schnitzer Steel Industries, Inc. Class A	8,011	325,407
*	Schuff International, Inc.	53,200	133,000

36

	Schulman (A.), Inc.	203,482	3,674,885
	Schweitzer-Maudoit International, Inc.	97,900	3,333,495
*	Sciclone Pharmaceuticals, Inc.	299,250	927,675
*	Scientific Learning Corp.	1,900	11,210
*	Scientific Technologies, Inc.	38,400	173,184
*	SCM Microsystems, Inc.	99,724	383,937
	Scope Industries	16,650	1,165,500
*	SCPIE Holdings, Inc.	19,000	208,430
*	SCS Transportation, Inc.	100,055	2,216,218
*	Seabulk International, Inc.	182,900	3,290,371
*	Seachange International, Inc.	188,103	2,605,227
	Seacoast Banking Corp. of Florida	103,449	2,048,290
*	Seattle Genetics, Inc.	279,121	1,403,979
*	Secom General Corp.	1,000	1,360
*	Secure Computing Corp.	192,161	1,748,665
*	SED International Holdings, Inc.	6,350	4,445
*	SeeBeyond Technology Corp.	567,984	2,158,339
*	SEEC, Inc.	1,200	129
*	Segue Software, Inc.	102,300	520,707
*	Selas Corp. of America	46,700	94,801
*	Select Comfort Corp.	159,954	3,295,052
*	Selectica, Inc.	261,300	836,160
	SEMCO Energy, Inc.	190,020	1,180,024
*	Semitool, Inc.	192,300	2,007,612
*	SEMX Corp.	700	95
*	Seneca Foods Corp. Class A	200	3,425
*	Seneca Foods Corp. Class B	6,800	124,134
* #	Senesco Technologies, Inc.	17,400	57,420
*	Sequenom, Inc.	154,080	186,283
*	SeraCare Life Sciences, Inc.	21,120	285,120
*	Serologicals Corp.	189,506	4,580,360
*	ServiceWare Technologies, Inc.	2,530	11,512
*	Servotronics, Inc.	24,804	121,540
*	SFBC International, Inc.	98,279	4,270,223
*	Shared Technologies Cellular, Inc.	24,600	39
*	Sharper Image Corp.	103,900	1,614,606
*	Shiloh Industries, Inc.	121,400	1,999,458
*	Shoe Carnival, Inc.	123,800	2,011,750
*	Shoe Pavilion, Inc.	5,700	22,971
*	Sholodge, Inc.	52,300	214,430
*	ShopKo Stores, Inc.	255,600	4,475,556
*	Siebert Financial Corp.	42,300	141,451
	Sierra Bancorp	3,900	92,742
*	SIFCO Industries, Inc.	45,775	222,467
* #	Sigma Designs, Inc.	173,500	2,009,998
*	Sigmatron International, Inc.	18,200	220,948
* #	Silicon Graphics, Inc.	162,400	180,264
*	Silicon Storage Technology, Inc.	93,300	431,046
*	Simclar, Inc.	23,400	93,366
	Simmons First National Corp. Class A	96,753	2,515,578
*	SimpleTech, Inc.	308,966	1,214,236
	Sinclair Broadcast Group, Inc. Class A	89,772	691,244
*	Sipex Corp.	221,909	488,200
*	Sirenza Microdevices, Inc.	233,938	994,237
*	Sirna Therapeutics, Inc.	254,690	738,601

37

*	Sitel Corp.	401,700	735,111
*	Six Flags, Inc.	623,400	2,780,364
*	Skechers U.S.A., Inc. Class A	148,200	2,264,496
	Skyline Corp.	34,800	1,334,580
*	SL Industries, Inc.	91,885	1,231,259
*	SM&A	134,070	1,072,560
*	Smart & Final Food, Inc.	205,500	2,671,500
*	Smith & Wesson Holding Corp.	74,300	193,180
*	Smith & Wollensky Restaurant Group, Inc.	52,300	257,316
* #	Smith Micro Software, Inc.	121,400	745,396
*	Smithway Motor Xpress Corp. Class A	35,000	212,240
*	Sola International, Inc.	122,500	3,407,950
*	Solitario Resources Corp.	2,937	3,988
*	Somera Communications, Inc.	83,100	128,805
*	Sonesta International Hotels Corp. Class A	400	11,080
* #	Sonic Foundry, Inc.	95,300	134,373
*	Sonic Innovations, Inc.	141,285	676,755
*	Sonic Solutions, Inc.	156,950	2,454,698
*	SonicWALL, Inc.	460,619	2,846,625
*	SonoSite, Inc.	98,470	2,686,262
*	Sonus Pharmaceuticals, Inc.	140,900	590,230
	Sound Federal Bancorp, Inc.	77,921	1,211,672
*	Source Interlink Companies, Inc.	156,600	1,785,240
* #	Source Media, Inc.	154,600	0
*	SOURCECORP, Inc.	94,676	1,976,835
	South Jersey Industries, Inc.	72,382	4,043,982
*	Southern Energy Homes, Inc.	120,525	674,940
	Southside Banchares, Inc.	111	2,464
*	Southwall Technologies, Inc.	79,100	101,248
	Southwest Bancorp, Inc.	82,010	1,595,095
	Southwest Water Co.	127,161	1,449,635
*	Spacehab, Inc.	94,200	146,104
	Span-American Medical System, Inc.	36,600	395,683
*	Spanish Broadcasting System, Inc.	261,771	2,630,799
*	SPAR Group, Inc.	1,000	970
	Spartan Motors, Inc.	92,900	975,450
*	Spartan Stores, Inc.	110,459	1,118,950
*	Sparton Corp.	84,328	826,414
*	Specialty Laboratories, Inc.	151,400	1,441,328
	SpectraLink Corp.	163,500	2,486,835
*	Spectranetics Corp.	226,102	1,320,436
*	Spectrum Control, Inc.	118,900	886,994
* #	Spectrum Pharmaceuticals, Inc.	87,651	571,485
*	SpectRx, Inc.	32,400	11,340
*	Spherion Corp.	405,093	3,159,725
* #	Spherix, Inc.	103,300	340,890
*	Spire Corp.	102,842	496,727
*	Sport Chalet, Inc.	56,500	780,830
*	Sport Supply Group, Inc.	63,100	178,258
*	Sport-Haley, Inc.	32,100	136,425
*	Sportsman’s Guide, Inc.	42,900	1,039,853
*	SPSS, Inc.	90,385	1,753,469
* #	SR Telecom, Inc.	162	122
*	SRI/Surgical Express, Inc.	34,000	162,860
*	SRS Labs, Inc.	120,600	605,412

38

	SS&C Technologies, Inc.	152,296	3,673,380
*	Staar Surgical Co.	135,975	872,960
*	Stage Stores, Inc.	78,827	3,039,569
*	Staktek Holdings, Inc.	3,600	13,248
*	Stamps.com, Inc.	149,498	2,731,179
* #	Standard Automotive Corp.	21,700	2
	Standard Commercial Corp.	104,808	1,980,871
*	Standard Management Corp.	69,015	240,862
*	Standard Microsystems Corp.	122,800	2,152,684
	Standard Motor Products, Inc.	133,700	1,545,572
	Standard Register Co.	157,200	2,136,348
	Standex International Corp.	80,600	2,330,146
	Stanley Furniture, Inc.	70,800	3,318,396
	Star Buffet, Inc.	16,400	117,260
* #	Star Scientific, Inc.	356,597	2,053,999
*	Star Struck, Ltd.	500	400
*	Starbiz Restrictive Shares	2	0
* #	Starcraft Corp.	18,191	224,477
	Starrett (L.S.) Co. Class A	35,900	732,001
	StarTek, Inc.	95,700	1,727,385
	State Financial Services Corp. Class A	77,532	2,370,929
* #	STATS ChipPAC, Ltd.	106,839	650,650
*	Steak n Shake Co.	185,200	3,542,876
	Steel Technologies, Inc.	86,700	2,672,961
* #	SteelCloud, Inc.	75,500	226,500
*	Stein Mart, Inc.	166,916	3,473,522
*	Steinway Musical Instruments, Inc.	79,000	2,139,320
*	Stellent, Inc.	177,524	1,595,941
* #	StemCells, Inc.	17,500	75,075
	Stepan Co.	35,200	834,240
	Stephan Co.	33,500	151,420
	Sterling Bancorp	299,170	7,407,449
	Sterling Bancshares, Inc.	301,040	4,392,174
*	Sterling Construction Co., Inc.	6,600	45,210
	Sterling Financial Corp.	2,031	53,476
	Stewart & Stevenson Services, Inc.	189,911	4,067,894
*	Stewart Enterprises, Inc.	173,163	1,097,853
	Stewart Information Services Corp.	80,100	3,203,199
*	Stifel Financial Corp.	64,294	1,382,321
*	Stonepath Group, Inc.	214,900	219,198
*	Stoneridge, Inc.	170,700	2,060,349
*	StorageNetworks, Inc. Escrow Shares	56,400	1,528
*	Stratagene Corp.	51,244	345,897
*	Stratasys, Inc.	68,613	1,987,032
*	Strategic Diagnostics, Inc.	161,000	489,440
*	Strategic Distribution, Inc.	27,770	374,617
*	Stratex Networks, Inc.	478,875	1,010,426
*	Stratos International, Inc.	75,010	339,045
*	Strattec Security Corp.	40,900	2,276,903
*	Stratus Properties, Inc.	53,750	875,641
	Stride Rite Corp.	242,700	3,155,100
	Sturm Ruger & Co., Inc.	180,300	1,426,173
*	Suburban Lodges of America, Inc. Escrow Shares	127,500	0
	Suffolk BanCorp	68,400	2,305,080
	Summa Industries, Inc.	31,800	291,606

39

	Summit Bancshares, Inc.	65,800	1,237,698
	Summit Bank Corp.	8,400	127,260
*	SumTotal Systems, Inc.	47,083	266,019
*	Sun Bancorp, Inc.	157,954	3,869,873
*	Sun Healthcare Group, Inc.	101,117	689,618
	Sun Hydraulics, Inc.	12,600	206,514
*	Sunair Electronics, Inc.	33,700	458,320
*	Suncoast Naturals, Inc.	2,699	378
*	SunLink Health Systems, Inc.	33,465	219,530
	Sunrise Telecom, Inc.	275,600	766,168
*	Suntron Corp.	36,507	104,045
*	Superconductor Technologies, Inc.	92,770	86,276
*	SuperGen, Inc.	331,178	1,662,514
*	Superior Essex, Inc.	4,000	70,000
#	Superior Industries International, Inc.	145,900	3,863,432
	Superior Uniform Group, Inc.	86,600	1,227,988
*	Supertex, Inc.	94,300	1,826,591
*	SupportSoft, Inc.	281,452	1,663,381
	Supreme Industries, Inc.	92,283	621,987
	SureWest Communications	95,708	2,138,117
* #	SurModics, Inc.	116,238	3,737,052
*	Swift Energy Corp.	149,700	4,070,343
	Swisher International, Inc.	8,500	51,425
	SWS Group, Inc.	70,349	1,270,503
*	Sykes Enterprises, Inc.	258,100	1,979,627
*	Symmetricom, Inc.	378,352	4,010,531
*	Syms Corp.	143,200	1,940,360
*	Synalloy Corp.	87,058	874,062
*	Synaptics, Inc.	132,212	3,158,545
*	Synovis Life Technologies, Inc.	88,200	949,914
*	Synplicity, Inc.	165,298	1,014,930
	Syntel, Inc.	27,744	527,413
*	Synthetech, Inc.	119,750	82,628
*	Syntroleum Corp.	341,598	3,906,173
	Sypris Solutions, Inc.	122,835	1,364,697
*	Systemax, Inc.	143,800	898,750
*	T-3 Energy Services, Inc.	9,270	88,065
* #	Tag-It Pacific, Inc.	119,000	565,250
*	Taitron Components, Inc.	15,500	31,310
*	TALK America Holdings, Inc.	176,156	1,083,359
	TALX Corp.	136,228	2,799,485
	Tandy Brand Accessories, Inc.	56,777	768,193
*	Tanox, Inc.	167,225	1,861,214
*	Tarantella, Inc.	18,840	29,202
*	Tarrant Apparel Group	124,200	206,172
	Tasty Baking Co.	80,500	634,340
	TB Wood’s Corp.	26,200	164,274
*	TBC Corp.	180,300	5,396,379
*	Team, Inc.	55,200	924,600
*	TeamStaff, Inc.	16,600	27,224
	Tech/Ops Sevcon, Inc.	60,800	407,360
	Teche Holding Co.	2,700	99,441
*	Technical Communications Corp.	7,300	38,325
*	Technitrol, Inc.	28,300	502,325
	Technology Research Corp.	44,600	274,825

40

*	Technology Solutions Corp.	54,000	57,240
*	TechTeam Global, Inc.	81,200	889,140
*	Tegal Corp.	41,000	37,720
*	TeleCommunication Systems, Inc.	177,250	451,988
*	Teleglobe International Holdings, Ltd.	14,650	73,250
*	TeleTech Holdings, Inc.	304,914	3,491,265
* #	Telkonet, Inc.	290,800	1,541,240
*	Telular Corp.	106,075	581,291
	Tennant Co.	58,500	2,299,050
*	Tenneco Automotive, Inc.	280,000	4,253,200
*	Terayon Communication Systems, Inc.	436,201	1,491,807
* #	Terra Industries, Inc.	498,200	4,075,276
*	Tessco Technologies, Inc.	53,500	821,760
*	Teton Petroleum Co.	700	2,667
*	TETRA Technologies, Inc.	193,200	6,049,092
	Texas United Bancshares, Inc.	481	9,139
	TF Financial Corp.	13,900	439,393
*	Thackeray Corp.	69,700	0
*	Thackeray Corp. Escrow Shares	69,700	13,940
	The Alpine Group, Inc.	87,800	171,210
*	The Banc Corp.	67,607	674,042
*	The Dress Barn, Inc.	199,426	3,763,169
*	The Geo Group, Inc.	92,800	2,664,288
*	The Hallwood Group, Inc.	2,653	368,767
*	The Lamson & Sessions Co.	144,400	1,390,572
	The Marcus Corp.	117,300	2,735,436
*	The Rowe Companies	120,268	517,152
*	The Sports Authority, Inc.	170,600	4,177,994
*	The Sports Club Co., Inc.	142,200	264,492
	The Topps Co., Inc.	266,808	2,510,663
*	The Washtenaw Group, Inc.	2,000	3,000
*	Theragenics Corp.	197,800	660,652
*	Therma-Wave, Inc.	237,269	688,080
*	TheStreet.com, Inc.	227,700	1,001,880
*	Third Wave Technologies, Inc.	267,801	1,829,081
*	Thomas Group, Inc.	35,100	55,458
	Thomas Industries, Inc.	114,200	4,577,136
*	Thoratec Corp.	321,539	3,778,083
*	THQ, Inc.	150	4,101
*	Three-Five Systems, Inc.	136,100	168,764
*	Tickets.com, Inc.	700	760
*	Tier Technologies, Inc. Class B	169,900	1,134,932
	TierOne Corp.	120,098	2,979,631
*	TII Network Technologies, Inc.	57,160	94,314
	Timberland Bancorp, Inc.	36,300	845,790
*	Timco Aviation Services, Inc.	7,868	1,298
*	Time Warner Telecom, Inc.	89,893	362,269
*	Tipperary Corp.	76,000	297,920
#	Titan International, Inc.	53,350	773,042
*	Titan Pharmaceuticals, Inc.	213,200	511,680
*	Titanium Metals Corp.	80,950	3,082,576
* #	TiVo, Inc.	390,217	1,564,770
*	TLC Vision Corp.	126,365	1,186,567
	Todd Shipyards Corp.	44,600	858,550
*	Todhunter International, Inc.	48,800	612,440

41

*	Tofutti Brands, Inc.	4,000	12,800
*	Tollgrade Communications, Inc.	86,695	776,787
	Tompkins County Trustco, Inc.	520	22,194
*	Too, Inc.	66,531	1,767,063
* #	Torch Offshore, Inc.	90,900	177,255
*	Toreador Resources Corp.	41,700	1,014,144
*	Total Entertainment Restaurant Corp.	65,531	710,356
* #	Tower Automotive, Inc.	335,400	84,689
*	Tradestation Group, Inc.	326,300	2,192,736
	Traffix, Inc.	142,900	848,826
*	Trailer Bridge, Inc.	42,500	414,375
*	Trammell Crow Co.	261,500	5,060,025
*	Trans World Entertainment Corp.	218,126	3,060,308
*	Transact Technologies, Inc.	82,200	1,462,338
*	Transaction Systems Architects, Inc.	174,165	4,071,978
*	Transcat, Inc.	42,500	167,450
*	Transgenomic, Inc.	25,800	24,252
*	Trans-Industries, Inc.	9,700	22,902
*	Transkaryotic Therapies, Inc.	167,752	3,865,006
	Trans-Lux Corp.	7,545	55,456
*	Transmeta Corp.	40,384	42,403
*	TransMontaigne, Inc.	274,760	2,107,409
*	Transport Corp. of America	15,900	144,690
*	Transpro, Inc.	63,000	412,020
*	Transtechnology Corp.	94,300	576,645
* #	Transwitch Corp.	52,000	67,080
*	Travis Boats & Motors, Inc.	15,400	5,775
*	TRC Companies, Inc.	91,850	1,491,644
	Tredegar Industries, Inc.	164,550	2,846,715
* #	Trenwick Group, Ltd.	12,662	63
* #	Trestle Holdings, Inc.	3,440	11,352
*	Trex Co., Inc.	89,300	4,064,043
	Trico Bancshares	79,100	1,591,492
*	Trico Marine Services, Inc.	172,700	51,378
*	Trident Microsystems, Inc.	210,300	3,888,447
*	Trimedyne, Inc.	2,400	1,368
*	Trimeris, Inc.	144,249	1,843,502
*	TriPath Imaging, Inc.	254,653	1,914,991
* #	Tripath Technology, Inc.	55,100	65,018
*	Tripos, Inc.	47,600	241,808
*	Triquint Semiconductor, Inc.	113,866	392,838
*	Triton PCS Holdings, Inc.	410,100	1,455,855
*	Triumph Group, Inc.	104,700	3,891,699
* #	Tri-Valley Corp.	126,300	1,854,084
*	TriZetto Group, Inc.	313,537	2,787,344
*	TRM Corp.	59,300	1,489,616
* #	Tropical Sportswear International Corp.	50,260	1,633
	Troy Group, Inc.	14,400	32,904
* #	Trump Hotels & Casino Resorts, Inc.	84,100	121,945
	TSR, Inc.	100,400	783,120
*	TTM Technologies, Inc.	269,741	2,905,111
*	Tufco Technologies, Inc.	1,300	8,666
*	Tumbleweed Communications Corp.	316,369	822,559
*	TurboChef Technologies, Inc.	93,866	1,547,850
*	Tut Systems, Inc.	165,500	628,900

42

*	Tweeter Home Entertainment Group, Inc.	161,825	936,967
	Twin Disc, Inc.	41,100	1,108,878
*	Tyler Technologies, Inc.	388,250	2,733,280
*	U.S. Concrete, Inc.	148,604	928,775
* #	U.S. Diagnostic, Inc.	26,100	0
*	U.S. Energy Corp. Wyoming	71,870	306,166
*	U.S. Physical Therapy, Inc.	83,073	1,135,608
*	U.S. Xpress Enterprises, Inc. Class A	100,900	2,682,931
*	UbiquiTel, Inc.	505,691	3,782,569
*	UFP Technologies, Inc.	11,800	41,536
	UIL Holdings Corp.	31,211	1,563,671
*	Ulticom, Inc.	284,427	3,990,511
* #	Ultimate Electronics, Inc.	87,000	95,700
*	Ultimate Software Group, Inc.	147,244	1,981,904
*	Ultradata Systems, Inc.	2,500	1,225
*	Ultralife Batteries, Inc.	101,400	1,711,632
*	Ultratech, Inc.	157,102	2,493,209
*	Unico American Corp.	114,100	1,045,156
*	Unifi, Inc.	344,000	1,441,360
	Unifirst Corp.	87,300	3,542,634
	Union Bankshares Corp.	2,557	92,538
	Union Community Bancorp	3,000	55,500
*	United America Idemnity, Ltd.	79,809	1,456,514
*	United Capital Corp.	90,008	2,217,797
	United Community Financial Corp.	159,327	1,784,462
	United Financial Corp.	2,640	63,492
*	United Financial Mortgage Corp.	19,300	92,640
	United Fire & Casualty Co.	22,600	718,002
	United Industrial Corp.	124,900	4,121,700
*	United Online, Inc.	219,178	2,378,081
*	United PanAm Financial Corp.	600	11,670
*	United Retail Group, Inc.	118,000	772,900
#	United Security Bancshares	6,500	158,795
	United-Guardian, Inc.	36,820	285,723
	Unitil Corp.	39,500	1,056,625
	Unity Bancorp, Inc.	15,986	191,832
*	Universal American Financial Corp.	286,233	4,502,445
*	Universal Display Corp.	186,984	1,413,599
*	Universal Electronics, Inc.	97,200	1,654,344
	Universal Forest Products, Inc.	102,764	4,023,211
*	Universal Stainless & Alloy Products, Inc.	55,300	995,400
	Unizan Financial Corp.	100,034	2,365,804
*	UQM Technologies, Inc.	172,400	718,908
*	Urologix, Inc.	97,600	571,936
* #	US Airways Group, Inc. Class A	56,221	59,313
* #	US LEC Corp.	242,800	740,540
*	USA Truck, Inc.	53,200	1,064,532
* #	USANA Health Services, Inc.	124,050	5,522,706
	USB Holding Co., Inc.	1,697	37,964
* #	USDATA Corp.	24,040	841
	Utah Medical Products, Inc.	53,100	1,179,882
* #	V.I. Technologies, Inc.	23,480	20,428
*	VA Software Corp.	367,930	688,029
*	Vail Resorts, Inc.	143,515	3,493,155
* #	Valence Technology, Inc.	67,400	195,460

43

	Valley National Gases, Inc.	10,200	150,552
	Valmont Industries, Inc.	157,920	3,979,584
*	Valpey Fisher Corp.	35,700	148,155
*	ValueVision Media, Inc. Class A	243,640	3,167,320
*	Varsity Group, Inc.	5,800	41,470
* #	Vascular Solutions, Inc.	93,800	862,960
*	Vastera, Inc.	265,472	753,940
*	Vaxgen, Inc.	129,700	1,828,770
	Vector Group, Ltd.	275,663	4,603,572
*	Veeco Instruments, Inc.	194,896	2,915,644
*	VendingData Corp.	2,100	3,990
*	Ventiv Health, Inc.	56,713	1,352,605
* #	Verilink Corp.	150,342	439,149
*	Veritas DGC, Inc.	145,600	3,948,672
*	Verity, Inc.	243,279	2,882,856
*	Vermont Pure Holdings, Ltd.	20,600	51,500
*	Versant Corp.	12,900	9,804
*	Versar, Inc.	54,200	213,006
*	Verso Technologies, Inc.	126,699	49,413
*	Vertrue, Inc.	66,950	2,603,686
	Vesta Insurance Group, Inc.	238,100	809,540
*	Vestin Group, Inc.	150	465
	Viad Corp.	146,100	3,944,700
*	Viasat, Inc.	176,711	3,513,015
*	Vical, Inc.	120,967	693,141
*	Vicon Industries, Inc.	44,450	188,024
	Vicor Corp.	199,368	2,262,827
#	Video Display Corp.	96,880	1,481,198
*	Viewpoint Corp.	298,372	841,409
*	Vignette Corp.	86,378	102,790
*	Viisage Technology, Inc.	312,572	1,812,918
*	Virage Logic Corp.	144,900	1,917,027
*	Virbac Corp.	29,500	104,725
*	Virco Manufacturing Corp.	155,131	1,194,509
*	Virginia Commerce Bancorp, Inc.	250	6,575
*	Virologic, Inc.	429,627	1,018,216
* #	ViroPharma, Inc.	176,487	400,625
*	Vision-Sciences, Inc.	23,250	67,658
*	Visual Networks, Inc.	64,100	250,631
*	Vital Images, Inc.	75,796	1,116,475
	Vital Signs, Inc.	91,700	3,767,036
* #	Vitech America, Inc.	99,280	189
*	Vitesse Semiconductor, Inc.	66,100	201,605
*	Vitria Technology, Inc.	220,309	760,066
*	Vivus, Inc.	267,900	1,066,242
*	VL Dissolution Corp.	12,426	0
*	Vodavi Technology, Inc.	26,400	171,600
*	Volt Information Sciences, Inc.	127,204	3,704,180
	Vulcan International Corp.	8,251	393,160
*	Vyyo, Inc.	100,516	826,242
*	W-H Energy Services, Inc.	185,300	4,891,920
*	Wabash National Corp.	107,640	2,903,051
	Wainwright Bank & Trust Co.	292	3,708
	Washington Banking Co.	14,041	258,074
	Washington Savings Bank FSB	43,368	619,295

44

	Washington Trust Bancorp, Inc.	87,523	2,467,273
	Waste Industries USA, Inc.	67,900	967,575
*	WatchGuard Technologies, Inc.	222,184	806,528
*	Water Pik Technologies, Inc.	30,700	578,081
	Waters Instruments, Inc.	750	6,458
*	Waxman Industries, Inc. Class B	975	8,288
	WD-40 Co.	109,446	3,585,451
*	Webco Industries, Inc.	37,500	318,750
*	webMethods, Inc.	322,647	2,022,997
*	Weider Nutrition International, Inc.	70,700	335,825
	Wellco Enterprises, Inc.	10,600	168,010
	Wellman, Inc.	250,200	3,427,740
*	Wells-Gardner Electronics Corp.	53,773	298,440
	Wesbanco, Inc.	136,299	3,665,080
	West Bancorporation	25,805	458,297
	West Coast Bancorp	104,787	2,577,760
*	West Marine, Inc.	137,300	3,319,914
	West Pharmaceutical Services, Inc.	173,800	4,466,660
*	Westaff, Inc.	142,650	774,590
	Westbank Corp.	10,363	189,653
*	Westcoast Hospitality Corp.	118,800	801,900
*	Westell Technologies, Inc.	353,284	2,218,624
*	Western Power & Equipment Corp.	18,448	23,982
*	Western Sierra Bancorp	1,732	65,868
*	Westmoreland Coal Co.	12,300	405,900
	Westwood Holdings Group, Inc.	6,037	117,722
* #	Wet Seal, Inc. Class A	155,530	454,148
	Weyco Group, Inc.	3,300	145,035
*	White Electronics Designs Corp.	158,456	798,618
*	Whitehall Jewelers, Inc.	153,200	1,080,060
* #	WHX Corp.	34,433	26,858
*	Wickes, Inc.	37,100	22
*	Wild Oats Markets, Inc.	187,395	1,208,698
* #	William Lyon Homes, Inc.	39,200	3,482,528
*	Williams Industries, Inc.	5,800	21,170
*	Willis Lease Finance Corp.	67,300	568,685
	Willow Grove Bancorp, Inc.	63,812	1,088,633
*	Wilshire Enterprises, Inc.	130,375	1,192,931
*	Wilson Greatbatch Technologies, Inc.	143,300	2,512,049
*	Wilsons The Leather Experts, Inc.	249,795	801,842
*	Winmark Corp.	51,900	1,141,800
* #	Winn-Dixie Stores, Inc.	624,600	399,744
*	Wireless Facilities, Inc.	430,955	3,042,542
	Wireless Telecom Group, Inc.	192,400	536,796
*	Wireless WebConnect!, Inc.	80,807	283
*	Witness Systems, Inc.	171,300	3,205,023
*	WJ Communications, Inc.	239,100	676,653
*	Wolverine Tube, Inc.	97,900	974,105
* #	Women First HealthCare, Inc.	4,500	9
	Woodhead Industries, Inc.	157,850	2,203,586
	Woodward Governor Co.	16,059	1,175,358
*	World Acceptance Corp.	177,000	4,832,100
	World Fuel Services Corp.	184,600	5,288,790
* #	WorldGate Communications, Inc.	24,000	97,440
*	Worldwide Restaurant Concepts, Inc.	245,424	1,288,476

45

	WSFS Financial Corp.	12,200	702,598
	X-Rite, Inc.	173,100	2,799,027
*	Xanser Corp.	303,000	1,008,990
*	Xeta Corp.	85,700	281,096
	Yardville National Bancorp	75,767	2,427,575
*	Young Broadcasting, Inc. Class A	117,496	1,050,414
*	Zapata Corp.	13,360	948,560
*	Zevex International, Inc.	26,500	108,650
*	Zhone Technologies, Inc.	189,550	509,890
	Ziegler Companies, Inc.	4,200	86,100
*	Zila, Inc.	301,897	1,249,854
* #	Zix Corp.	212,284	630,483
*	Zoll Medical Corp.	63,129	1,910,284
* #	Zoltek Companies, Inc.	130,900	1,780,240
*	Zomax, Inc.	265,192	1,127,066
*	Zones, Inc.	147,800	597,260
*	Zoran Corp.	135,019	1,446,053
*	Zygo Corp.	118,365	1,542,296
*	ZymeTx, Inc.	2,400	96
TOTAL COMMON STOCKS (Cost $2,508,461,426)			3,306,075,083

RIGHTS/WARRANTS — (0.0%)

*	American Banknote Corp. Warrants Series 1 10/01/07	205	0
*	American Banknote Corp. Warrants Series 2 10/01/07	205	0
*	Anacomp, Inc. Class B Warrants 12/10/06	0	0
* #	Angeion Corp. Warrants 10/31/07	1,294	0
*	Career Blazers, Inc. Trust Units	4,360	0
*	Chart Industries, Inc. Warrants 09/15/10	159	2,743
*	Chiquita Brands International, Inc. Warrants 03/19/09	546	3,483
*	Del Global Technologies Corp. Warrants 03/28/08	4,265	4,265
*	Imperial Credit Industries, Inc. Warrants 01/31/08	1,010	0
*	Imperial Sugar Co. Warrants 08/29/08	2,543	3,812
*	Lodgian, Inc. Class A Warrants 11/25/07	1,813	91
*	Lodgian, Inc. Class B Warrants 11/25/09	5,601	168
*	Magnum Hunter Resources, Inc. Warrants 03/21/05	42,340	77,905
*	Milltope Group, Inc. Contigent Value Rights	44,000	0
*	Optical Cable Corp. Warrants 10/24/07	655	0
* #	OSI Pharmaceuticals, Inc. Contingent Value Rights	4,500	450
	PMR Corp. Contingent Value Rights 08/05/04	61,200	0
*	Timco Aviation Services, Inc. Warrants 02/27/07	17,520	2
*	Virologic, Inc. Contingent Value Rights	155,210	41,907
TOTAL RIGHTS/WARRANTS (Cost $85,161)			134,826

46

	Face Amount
	(000)
BONDS — (0.0%)
* Del Global Technologies Corp. Subordinated Promissory Note
6.000%, 03/28/07	$9	0
* Timco Aviation Services, Inc. Jr. Subordinated Note
8.000%, 01/02/07	1	213
TOTAL BONDS (Cost $0)		213

TEMPORARY CASH INVESTMENTS — (4.2%)

Repurchase Agreement, Merrill Lynch Triparty Repo 2.58%, 03/01/05 (Collateralized by $210,705,000 U.S. Treasury Obligations, rates ranging from 0.00% to 7.50%, maturities ranging from 02/15/15 to 11/15/24, valued at $119,593,572) to be repurchased at $117,254,891 (Cost $117,246,488)	117,246	117,246,488

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $29,133,000 FHLMC Notes 4.00%, 09/22/09, valued at $29,387,914) to be repurchased at $28,954,906 (Cost $28,953,000)	28,953	28,953,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $146,199,488)		146,199,488

TOTAL INVESTMENTS - (100.0%) (Cost $2,654,746,075)††		$3,452,409,610

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $2,656,071,441.

47

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

UNITED KINGDOM — (18.2%)
COMMON STOCKS — (17.8%)
	Aggregate Industries P.L.C.	1,986,821	$5,317,918
	Amvescap P.L.C.	225,900	1,480,670
*	Anglo America P.L.C.	1,467,508	36,585,431
	Arriva P.L.C.	231,050	2,421,527
	Associated British Foods P.L.C.	1,004,913	14,873,286
	Associated British Ports Holdings P.L.C.	378,800	3,469,450
	Aviva P.L.C.	2,630,567	32,765,145
	AWG P.L.C.	76,018	1,198,169
	BAA P.L.C.	1,632,557	19,079,178
	BAE Systems P.L.C.	2,667,041	13,123,733
	Banco Santander Central Hispano SA	841,876	10,429,387
	Barratt Developments P.L.C.	338,959	4,388,059
	BBA Group P.L.C.	680,050	4,039,123
	Bellway P.L.C.	38,000	643,133
	Bovis Homes Group P.L.C.	132,000	1,727,861
	BPB P.L.C.	458,500	4,441,786
	Bradford & Bingley P.L.C.	80,259	498,292
	Britannic P.L.C.	278,864	2,580,931
*	British Airways P.L.C.	1,839,331	9,457,392
	British Land Co. P.L.C.	874,751	14,493,706
	British Vita P.L.C.	286,388	1,871,636
	Brixton P.L.C.	359,333	2,367,349
	Cable and Wireless P.L.C.	3,547,491	8,745,133
	Carnival P.L.C.	156,870	9,015,687
*	Corus Group P.L.C.	6,312,988	7,220,041
	Derwent Valley Holdings P.L.C.	49,351	1,063,382
	Dixons Group P.L.C.	333,402	1,028,563
*	Easyjet P.L.C.	294,025	1,313,999
	FKI P.L.C.	856,795	1,930,979
	Friends Provident P.L.C.	2,272,618	7,174,961
	Great Portland Estates P.L.C.	239,324	1,549,108
	Greene King P.L.C.	105,263	2,504,864
	Hammerson P.L.C.	468,800	7,974,778
	Hanson P.L.C.	963,671	9,358,858
	HBOS P.L.C.	14,538	231,658
*	HHG P.L.C.	842,619	1,012,276
	Hilton Group P.L.C.	2,710,354	16,332,448
	InterContinental Hotels Group P.L.C.	864,975	11,081,318
*	International Power P.L.C.	2,525,271	8,700,714
	ITV P.L.C.	1,567,741	3,495,586
	Johnson Matthey P.L.C.	43,250	840,891
	Kelda Group P.L.C.	161,510	1,871,994
	Kingfisher P.L.C.	1,448,445	8,115,743

1

	Land Securities Group P.L.C.	79,240	2,094,281
	Liberty International P.L.C.	469,345	8,845,604
	London Merchant Securities P.L.C.	358,862	1,567,542
	Marks & Spencer Group P.L.C.	1,197,239	8,065,970
	Mersey Docks & Harbour Co. P.L.C.	115,042	2,156,000
	MFI Furniture Group P.L.C.	66,600	172,501
	Millennium and Copthorne Hotels P.L.C.	493,245	3,640,673
	Mitchells & Butlers P.L.C.	630,549	4,181,438
*	MM02 P.L.C.	8,760,348	20,374,852
	Pearson P.L.C.	495,170	6,072,433
	Peninsular & Oriental Steam Navigation P.L.C.	1,130,420	6,822,715
	Pennon Group P.L.C.	58,615	1,071,463
	Persimmon P.L.C.	271,811	4,064,755
	Pillar Property P.L.C.	131,128	2,007,562
*	Premier Oil P.L.C.	119,812	1,388,690
	Rio Tinto P.L.C.	83,136	2,932,330
	RMC Group P.L.C.	401,000	6,586,340
*	Rolls Royce Group P.L.C.	2,749,448	13,740,628
	Royal & Sun Alliance Insurance Group P.L.C.	5,018,810	8,103,409
	Royal Bank of Scotland Group P.L.C.	219,664	7,528,318
	Sabmiller P.L.C.	192,609	3,180,222
	Sainsbury (J.) P.L.C.	2,650,025	14,542,659
	Scottish & Newcastle P.L.C.	976,911	8,417,110
	Scottish Power P.L.C.	1,416,133	11,160,294
	Severn Trent P.L.C.	210,597	3,693,795
	Shire Pharmaceuticals Group P.L.C.	683,427	7,619,173
	Singer & Friedlander Group P.L.C.	253,818	1,362,396
	Slough Estates P.L.C.	706,900	7,014,646
	Somerfield P.L.C.	738,068	2,667,116
	Stanley Leisure P.L.C.	189,634	1,569,196
	Tate & Lyle P.L.C.	660,070	6,616,557
	Taylor Woodrow P.L.C.	998,309	5,756,705
*	The Berkeley Group Holdings P.L.C.	228,802	3,826,192
	Trinity Mirror P.L.C.	495,640	6,583,125
	United Utilities P.L.C.	265,595	3,167,739
	Vodafone Group P.L.C.	45,681,419	119,636,535
	Whitbread P.L.C.	525,096	9,109,062
	Wilson Bowden P.L.C.	105,900	2,511,880
	Wimpey (George) P.L.C.	446,968	4,037,960
	Wolverhampton & Dudley Breweries P.L.C.	107,366	2,175,179
	Woolworths Group P.L.C.	2,125,199	1,960,779
	WPP Group P.L.C.	394,800	4,545,605
TOTAL COMMON STOCKS (Cost $461,064,353)			640,387,572

INVESTMENT IN CURRENCY — (0.4%)
*	British Pound Sterling		12,610,677
(Cost $12,516,812)
TOTAL — UNITED KINGDOM (Cost $473,581,165)			652,998,249

2

JAPAN — (15.1%)
COMMON STOCKS — (15.1%)
#	Aichi Steel Corp.	120,000	758,753
	AIOI Insurance Co., Ltd.	928,735	4,619,688
	Aisin Seiki Co., Ltd.	182,500	4,119,954
	Akita Bank, Ltd.	115,000	530,228
#	Alpine Electronics, Inc.	36,800	509,723
	Amada Co., Ltd.	376,000	2,467,343
#	Anritsu Corp.	67,000	481,959
	Aoyama Trading Co., Ltd.	47,700	1,261,627
	Asahi Breweries, Ltd.	221,600	2,882,877
	Asatsu-Dk, Inc.	32,500	976,181
#	Autobacs Seven Co., Ltd.	23,700	761,737
	Awa Bank, Ltd.	196,600	1,307,031
	Bank of Iwate, Ltd.	15,300	803,491
#	Bank of Kyoto, Ltd.	347,400	2,954,262
	Bank of Nagoya, Ltd.	185,000	1,125,502
	Canon Sales Co., Inc.	124,900	1,989,272
	Chiba Bank, Ltd.	941,000	6,066,903
	Chudenko Corp.	41,100	672,288
	Chugoku Bank, Ltd.	238,800	2,923,895
	Citizen Watch Co., Ltd.	318,000	2,932,390
	Coca-Cola West Japan Co., Ltd.	58,400	1,363,076
	Comsys Holdings Corp.	92,000	871,245
	Cosmo Oil Co., Ltd.	764,000	2,565,181
	Dai Nippon Ink & Chemicals, Inc.	459,000	1,290,855
	Dai Nippon Pharmaceutical Co., Ltd.	106,000	1,069,734
	Dai Nippon Printing Co., Ltd.	864,000	14,554,276
	Daicel Chemical Industries, Ltd.	485,000	2,686,197
	Daido Steel Co., Ltd.	274,000	1,045,782
	Daishi Bank, Ltd.	355,000	1,504,352
	Daiwa House Industry Co., Ltd.	663,000	7,566,090
	Denso Corp.	22,500	575,737
#	Ebara Corp.	173,000	804,266
	Ezaki Glico Co., Ltd.	174,600	1,331,129
	Fuji Electric Co., Ltd.	525,780	1,624,516
	Fuji Fire & Marine Insurance Co., Ltd.	297,000	994,356
	Fuji Heavy Industries	580,000	2,707,480
	Fuji Oil Co., Ltd.	55,200	675,347
	Fuji Photo Film Co., Ltd.	679,000	25,655,730
	Fujikura, Ltd.	241,000	1,129,615
	Fukui Bank, Ltd.	343,000	1,420,691
#	Fukuoka Bank, Ltd.	511,000	3,089,267
	Fukuyama Transporting Co., Ltd.	266,000	1,111,938
	Futaba Corp.	16,000	421,657
	Futaba Industrial Co., Ltd.	44,100	830,197
	Glory, Ltd.	46,800	855,060
	Gunma Bank, Ltd.	323,000	1,853,836
	Gunze, Ltd.	198,000	918,596
	Hachijuni Bank, Ltd.	474,000	3,164,836
*	Hankyu Corp.	174,000	717,371
	Hanshin Electric Railway Co., Ltd.	216,000	809,948
	Heiwa Corp.	81,500	1,414,985
	Higo Bank, Ltd.	308,000	2,245,035

3

	Hitachi Cable, Ltd.	236,000	1,015,879
	Hitachi Kokusai Electric, Inc.	28,000	254,984
#	Hitachi Maxell, Ltd.	96,000	1,329,711
	Hitachi Metals, Ltd.	360,000	2,448,441
	Hitachi, Ltd.	4,691,000	29,750,650
	Hokkoku Bank, Ltd.	223,000	1,034,580
	Hokuetsu Paper Mills, Ltd.	162,000	965,430
	House Foods Corp.	117,000	1,705,644
	Hyakugo Bank, Ltd.	258,000	1,651,062
	Hyakujishi Bank, Ltd.	314,000	1,994,414
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	819,000	1,324,000
*	Itochu Corp.	120,000	633,633
	Itoham Foods, Inc.	132,000	669,218
	Iyo Bank, Ltd.	204,000	1,682,112
	Japan Airport Terminal Co., Ltd.	40,000	411,326
	Joyo Bank, Ltd.	750,000	4,010,427
	Juroku Bank, Ltd.	349,000	1,695,925
	Kagoshima Bank, Ltd.	132,000	925,540
	Kamigumi Co., Ltd.	357,000	2,892,472
	Kandenko Co., Ltd.	129,000	795,915
	Katokichi Co., Ltd.	34,500	706,237
	Kawasaki Heavy Industries, Ltd.	910,000	1,566,864
	Kikkoman Corp.	259,000	2,685,632
	Kinden Corp.	167,000	1,279,577
	Kirin Brewery Co., Ltd.	963,000	9,801,339
#	Kissei Pharmaceutical Co., Ltd.	41,000	813,803
	Kobe Steel, Ltd.	2,632,000	4,783,623
	Koito Manufacturing Co., Ltd.	101,000	926,526
	Kokuyo Co., Ltd.	81,200	1,021,408
	Komori Corp.	47,000	703,157
	Kuraray Co., Ltd.	399,500	3,638,072
	KYORIN Pharmaceutical Co., Ltd.	52,000	749,608
	Makita Corp.	209,000	3,990,473
	Marubeni Corp.	1,942,000	6,241,745
	Marui Co., Ltd.	373,300	4,895,679
	Maruichi Steel Tube, Ltd.	117,000	2,562,942
	Matsushita Electric Industrial Co., Ltd.	3,235,135	48,431,091
	Matsushita Electric Works, Ltd.	322,000	2,907,672
	Meiji Seika Kaisha, Ltd. Tokyo	243,000	1,222,671
	Millea Holdings, Inc.	2,095	30,673,178
	Mitsubishi Gas Chemical Co., Inc.	305,000	1,578,391
	Mitsubishi Heavy Industries, Ltd.	4,201,000	11,332,332
	Mitsubishi Logistics Corp.	106,000	1,195,466
	Mitsubishi Materials Corp.	975,000	2,536,828
	Mitsui Chemicals, Inc.	650,800	3,785,024
	Mitsui Engineering and Shipbuilding Co., Ltd.	481,000	906,419
	Mitsui Marine & Fire Insurance Co., Ltd.	1,885,000	16,751,148
#	Mitsumi Electric Co., Ltd.	45,800	519,598
	Mizuho Holdings, Inc.	1,192	5,815,190
	Morinaga Milk Industry Co., Ltd.	160,000	710,159
	Musashino Bank, Ltd.	20,000	893,438
	Nagase & Co., Ltd.	87,000	885,479
	Namco, Ltd.	11,000	150,995
	Nanto Bank, Ltd.	317,000	1,710,235

4

	NGK Insulators, Ltd.	216,000	2,256,285
	NGK Spark Plug Co., Ltd.	144,000	1,540,004
	Nichicon Corp.	62,300	815,252
	Nichirei Corp.	180,000	697,341
#	Nifco, Inc.	37,000	597,436
	Nihon Unisys, Ltd.	69,100	815,002
	Nippon Broadcasting System, Inc.	20,690	1,326,028
	Nippon Kayaku Co., Ltd.	128,000	768,931
	Nippon Meat Packers, Inc., Osaka	144,000	1,997,322
	Nippon Mitsubishi Oil Corp.	1,871,050	13,960,388
	Nippon Paint Co., Ltd.	167,000	680,524
	Nippon Sheet Glass Co., Ltd.	280,000	1,245,456
*	Nippon Shinpan Co., Ltd.	191,000	760,054
	Nippon Shokubai Co., Ltd.	163,000	1,518,672
	Nippon Television Network Corp.	9,400	1,502,525
	Nippon Unipac Holding, Tokyo	631	3,090,415
	Nipponkoa Insurance Co., Ltd.	768,000	5,098,450
#	Nishimatsu Construction Co., Ltd.	364,000	1,413,660
	Nissay Dowa General Insurance Co., Ltd.	383,000	1,996,700
	Nisshin Seifun Group, Inc.	148,000	1,615,343
	Nisshin Steel Co., Ltd.	627,000	1,739,334
	Nisshinbo Industries, Inc.	305,000	2,462,407
# *	Nissho Iwai-Nichmen Holdings Corp.	130,400	693,537
	NSK, Ltd.	319,000	1,687,459
	Obayashi Corp.	520,000	3,297,876
	Ogaki Kyoritsu Bank, Ltd.	227,000	1,235,537
	Oji Paper Co., Ltd.	275,000	1,607,280
	Okumura Corp.	144,000	907,748
#	Onward Kashiyama Co., Ltd.	100,000	1,475,990
	PanaHome Corp.	106,000	612,435
	Pioneer Electronic Corp.	182,400	3,205,173
	Promise Co., Ltd.	60,500	4,218,911
	Q.P. Corp.	109,600	991,789
	Rengo Co., Ltd.	152,000	751,712
*	Resona Holdings, Inc.	1,873,000	3,834,150
	San In Godo Bank, Ltd.	110,000	996,461
	Sanwa Shutter Corp.	101,000	570,021
#	Sapporo Breweries, Ltd.	251,000	1,162,081
	Sapporo Hokuyo Holdings, Inc.	224	1,589,899
	Seino Transportation Co., Ltd.	193,000	1,848,029
	Sekisui Chemical Co., Ltd.	557,000	4,134,609
	Sekisui House, Ltd.	942,000	10,389,573
	Seventy-seven (77) Bank, Ltd.	241,000	1,703,645
#	SFCG Co., Ltd.	8,010	2,106,322
	Shiga Bank, Ltd.	272,000	1,680,811
	Shikoku Bank, Ltd.	72,000	437,345
	Shimachu Co., Ltd.	49,900	1,214,803
	Shinko Securities Co., Ltd.	483,000	1,584,743
	Shizuoka Bank, Ltd.	615,000	6,271,188
	Sumitomo Bakelite Co., Ltd.	105,000	689,019
	Sumitomo Corp.	471,000	4,266,663
	Sumitomo Electric Industries, Ltd.	472,000	5,201,301
	Sumitomo Forestry Co., Ltd.	139,000	1,311,020
	Sumitomo Metal Mining Co., Ltd.	313,000	2,386,273

5

	Sumitomo Osaka Cement Co., Ltd.	269,000	725,636
	Sumitomo Trust & Banking Co., Ltd.	21,000	144,433
	Suzuken Co., Ltd.	54,000	1,392,099
	Taiheiyo Cement Corp.	1,209,800	3,622,225
	Taiyo Yuden Co., Ltd.	111,000	1,293,266
	Takara Standard Co., Ltd.	118,000	761,909
	Takashimaya Co., Ltd.	124,000	1,238,339
	Teijin, Ltd.	893,000	3,715,850
	Teikoku Oil Co., Ltd.	346,000	2,641,171
	Toda Corp.	203,000	1,000,048
	Tokai Tokyo Securities Co., Ltd.	155,000	533,767
	Tokuyama Corp.	248,000	1,800,574
	Tokyo Broadcasting System, Inc.	117,500	2,115,315
#	Tokyo Style Co., Ltd.	133,000	1,526,688
	Tokyo Tatemono Co., Ltd.	143,000	978,047
	Toppan Printing Co., Ltd.	666,000	7,071,552
	Toshiba TEC Corp.	181,000	865,697
	Tostem Inax Holding Corp.	297,000	5,432,026
	Toyo Ink Manufacturing Co., Ltd.	174,000	715,707
	Toyo Seikan Kaisha, Ltd.	287,600	5,053,771
	Toyo Suisan Kaisha, Ltd.	64,000	968,510
	Toyota Auto Body Co., Ltd.	86,000	1,428,123
	TV Asahi Corp.	202	440,559
	UNY Co., Ltd.	158,000	1,871,092
	Wacoal Corp.	149,000	1,761,661
	Yamaguchi Bank, Ltd.	133,000	1,473,254
	Yamanashi Chuo Bank, Ltd.	119,000	731,940
	Yamazaki Baking Co., Ltd.	155,000	1,410,034
	Yokohama Rubber Co., Ltd.	410,000	1,702,124
	York-Benimaru Co., Ltd.	29,300	863,249
	TOTAL COMMON STOCKS (Cost $487,991,255)		541,816,445

	INVESTMENT IN CURRENCY — (0.0%)
*	Japanese Yen		213,450
	(Cost $212,649)
	TOTAL — JAPAN (Cost $488,203,904)		542,029,895

	FRANCE — (11.1%)
	COMMON STOCKS — (11.1%)
	AGF (Assurances Generales de France SA)	177,559	13,660,193
	Air France	192,225	3,650,035
	Air Liquide SA	9,820	1,768,432
	Arcelor SA	167,800	4,168,337
	AXA	1,887,579	50,763,678
	BNP Paribas SA	1,078,221	78,239,553
	Bongrain SA	7,145	552,999
# *	Business Objects SA	94,856	2,637,680
*	Cap Gemini SA	96,137	3,598,772
	Compagnie de Saint-Gobain	441,238	27,296,927

6

	Compagnie Francaise d’Etudes et de Construction Technip SA	20,088	3,567,003
	Credit Agricole SA	27,709	822,244
	Eiffage SA	6,954	904,701
	Esso SA	686	113,819
	Euler-Hermes SA	10,354	798,623
#	Faurecia SA	30,445	2,672,807
#	Fimalac SA	46,887	2,246,876
	Gecina SA	29,500	3,164,062
	Generale des Establissements Michelin SA Series B	157,620	11,249,627
	Havas SA	300,744	1,708,411
	Imerys SA	44,000	3,583,157
	LaFarge SA	180,415	18,801,192
	LaFarge SA Prime Fidelity	85,542	8,942,718
	Lagardere S.C.A. SA	10,900	853,006
	Peugeot SA	238,144	15,602,973
	Pinault Printemps Redoute SA	67,999	7,585,958
	Rallye SA	18,020	977,117
	Remy Cointreau SA	56,022	2,312,985
	Renault SA	253,504	22,960,373
	Rexel SA	10,713	548,701
	SA Des Galeries Lafayette	900	259,799
	Schneider SA	209,919	16,761,276
	SEB SA Prime Fidelity	9,900	1,152,291
	Societe BIC SA	52,288	2,927,353
#	Societe des Ciments de Francais	35,796	3,616,571
	Societe Generale Paris	293,528	31,016,333
#	Sodexho Alliance SA	64,126	2,055,734
	Suez (ex Suez Lyonnaise des Eaux)	701,284	18,990,013
	Thomson Multimedia	209,505	5,650,976
	Unibail SA	37,266	4,613,839
	Valeo SA	73,528	3,525,488
#	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	4,504	978,690
*	Vivendi Universal SA	403,364	12,733,313
TOTAL COMMON STOCKS (Cost $260,027,423)			400,034,635

RIGHTS/WARRANTS — (0.0%)
*	Air France Warrants 11/06/07	16,500	16,168
*	Rallye SA Series B Warrants 11/30/05	18,020	2,625
TOTAL RIGHTS/WARRANTS (Cost $28,587)			18,793

TOTAL — FRANCE (Cost $260,056,010)			400,053,428

GERMANY — (8.4%)
COMMON STOCKS — (8.4%)
	Aachener und Muenchener Beteiligungs AG	33,828	2,992,649
	Allianz AG	11,053	1,388,943
	BASF AG	386,050	28,785,058

7

	Bayer AG	498,853	17,372,662
	Bayerische Motorenwerke AG	519,011	22,184,422
*	Bayerische Vereinsbank AG	830,995	20,158,671
	BHW Holding AG	10,667	196,616
	Bilfinger & Berger Bau AG	23,702	1,161,247
*	Commerzbank AG	577,731	12,928,567
	DaimlerChrysler AG	1,368,494	63,060,899
	Deutsche Bank AG	749,223	65,646,300
	E.ON AG	12,593	1,130,068
	Fraport AG	68,708	2,989,599
	Fresenius Medical Care AG	27,600	2,457,394
*	Heidelberger Druckmaschinen AG	46,167	1,638,953
	Heidelberger Zement AG	70,373	4,659,229
	Hochtief AG	56,150	1,832,756
*	Hypo Real Estate Holding AG	84,277	3,422,637
	IVG Immobilien AG	30,276	551,639
*	Lanxess	49,885	1,126,911
	Linde AG	77,043	5,287,525
	Merck KGAA	67,288	5,167,776
*	MG Technologies AG	150,773	2,070,334
	Preussag AG	181,223	4,717,749
	Salzgitter AG	13,041	287,517
	SCA Hygiene Products AG	3,550	1,374,967
	Suedzucker AG	1,726	36,979
	ThyssenKrupp AG	450,803	10,297,076
	Vattenfall Europe AG	94,898	3,970,838
	Volkswagen AG	288,800	14,244,968

TOTAL — GERMANY (Cost $250,648,837)			303,140,949

SWITZERLAND — (7.8%)
COMMON STOCKS — (7.8%)
	Baloise-Holding	214,760	11,252,063
	Bank Sarasin & Cie Series B, Basel	180	329,344
	Banque Cantonale Vaudoise	12,608	2,822,525
	Berner Kantonalbank	23,400	3,439,280
*	Ciba Spezialitaetenchemie Holding AG	81,000	5,736,396
	Cie Financiere Richemont AG Series A	1,251,000	39,585,199
	Clariant AG	19,200	329,809
*	Credit Swisse Group	1,355,239	59,089,657
*	Fischer (Georg) AG, Schaffhausen	1,280	373,618
#	Givaudan SA	5,792	3,904,887
	Holcim, Ltd.	199,770	13,355,761
	Jelmoli Holding AG	500	751,679
	Luzerner Kantonalbank AG	14,627	2,984,845
	Pargesa Holding SA, Geneve	1,935	7,514,078
	PSP Swiss Property AG	109,600	4,699,569
	Rieters Holdings AG	7,860	2,559,880
	Sig Holding AG	44,130	10,639,228
*	Sika Finanz AG, Baar	3,828	2,702,738
#	St. Galler Kantonalbank	14,319	3,945,307

8

*	Swiss Life AG	132,137	20,163,829
	Swiss Reinsurance Co., Zurich	330,715	24,380,735
*	Syngenta AG	165,100	18,592,515
#	Unaxis Holding AG	45,400	6,195,884
*	Valiant Holding AG	39,295	3,721,758
	Valora Holding AG	12,170	2,978,580
*	Zurich Financial SVCS AG	152,206	28,093,645
TOTAL COMMON STOCKS (Cost $187,803,424)			280,142,809

INVESTMENT IN CURRENCY — (0.0%)
*	Swiss Francs		426,642
(Cost $423,902)
TOTAL — SWITZERLAND (Cost $188,227,326)			280,569,451

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	0
TOTAL — MALAYSIA (Cost $1,085,453)			0

AUSTRALIA — (6.0%)
COMMON STOCKS — (6.0%)
#	Amcor, Ltd.	862,273	4,905,839
	AMP, Ltd.	1,026,661	5,955,006
	Ansell, Ltd.	303,463	2,431,090
	APN News & Media, Ltd.	495,309	1,887,841
	Australand Property Group	658,601	897,625
	AWB, Ltd.	364,594	1,279,845
	AXA Asia Pacific Holdings, Ltd.	2,837,724	9,601,567
#	Bluescope Steel, Ltd.	1,252,100	9,614,061
	Boral, Ltd.	919,617	4,663,705
	Brickworks, Ltd.	30,312	282,226
#	Caltex Australia, Ltd.	440,369	4,885,273
	Commonwealth Bank of Australia	1,375,857	39,498,965
	CSR, Ltd.	1,514,337	2,891,903
	Downer Group, Ltd.	223,115	885,749
#	Futuris Corp., Ltd.	529,719	864,683
	Insurance Australiz Group, Ltd.	1,466,691	7,438,111
	Lend Lease Corp., Ltd.	568,460	5,585,547
	Lion Nathan, Ltd.	871,345	5,206,017
	Mayne Group, Ltd.	1,301,416	4,145,589
	Mirvac, Ltd.	1,206,129	4,319,926
	National Australia Bank, Ltd.	1,528,434	34,880,545
	Onesteel, Ltd.	494,302	1,081,049
	Orica, Ltd.	366,500	5,648,559
	Origin Energy, Ltd.	694,412	3,807,741
	Paperlinx, Ltd.	727,704	2,600,611

9

Publishing and Broadcasting, Ltd.	405,482	4,976,994
Quantas Airways, Ltd.	3,393,231	9,760,322
Rinker Group, Ltd.	1,155,484	10,437,894
Santos, Ltd.	953,246	6,722,628
Seven Network, Ltd.	383,865	2,296,516
# Southcorp, Ltd.	1,146,542	3,961,143
Stockland Trust Group	23,621	107,811
# WMC Resources, Ltd.	1,821,249	10,953,557
TOTAL COMMON STOCKS (Cost $133,568,290)		214,475,938

INVESTMENT IN CURRENCY — (0.0%)
* Australian Dollar		115,404
(Cost $114,593)

RIGHTS/WARRANTS — (0.0%)
* Origin Energy, Ltd. Rights 03/15/05	115,735	112,802
(Cost $0)
TOTAL — AUSTRALIA
(Cost $133,682,883)		214,704,144

NETHERLANDS — (5.0%)
COMMON STOCKS — (5.0%)
ABN AMRO Holding NV	48,226	1,327,620
Aegon NV	2,834,398	40,909,611
DSM NV	134,117	9,527,777
Hunter Douglas NV	94,242	5,060,266
IHC Caland NV	21,931	1,454,903
ING Groep NV	2,065,009	63,574,496
* Koninklijke Ahold NV	799,519	7,230,819
Koninklijke KPN NV	778,922	7,539,618
Koninklijke Nedlloyd NV	21,621	1,218,185
Koninklijke Philips Electronics NV	1,039,169	28,745,022
NV Holdingsmij de Telegraaf	6,800	180,085
VNU NV	380,388	11,907,273

TOTAL — NETHERLANDS (Cost $124,090,949)		178,675,675

SPAIN — (4.4%)
COMMON STOCKS — (4.4%)
Acerinox SA	261,360	4,533,655
Arcelor SA	30,000	745,630
# Autopistas Concesionaria Espanola SA	496,408	11,772,600
Banco de Andalucia	900	85,209
# Banco de Sabadell SA	154,021	3,925,986
# Banco Pastor SA	59,400	2,242,444
# Banco Santander Central Hispanoamerica SA	2,754,687	34,141,777
# Cementos Portland SA	21,016	1,398,377

10

#	Corporacion Mapfre Compania Internacional de Reaseguros SA	146,555	2,367,546
#	Ebro Puleva SA	120,322	2,071,221
	Endesa SA, Madrid	1,136,646	25,722,034
	Gas Natural SA, Buenos Aires	121,385	3,593,973
	Iberdrola SA	535,000	14,111,759
#	Iberia Lineas Aereas de Espana SA	617,500	2,158,634
#	Inmobiliaria Urbis SA	96,328	1,543,391
	Metrovacesa SA	23,888	1,239,949
	Repsol SA	1,289,224	35,098,577
	Sociedad General de Aguas de Barcelona SA	119,484	2,555,173
*	Sociedad General de Aguas de Barcelona SA	1,194	25,297
	Sol Melia SA	157,217	1,804,914
	Union Fenosa SA	230,000	6,608,845
#	Vallehermoso SA	46,125	847,742

TOTAL — SPAIN (Cost $98,196,686)			158,594,733

SWEDEN — (3.4%)
COMMON STOCKS — (3.4%)
	Carbo AB	2,900	78,429
	Castellum AB	4,100	139,652
	Electrolux AB Series B	324,100	7,793,827
	Gambro AB Series A	555,400	7,875,596
	Gambro AB Series B	216,300	3,067,143
	Holmen AB Series A	6,300	221,954
	Holmen AB Series B	155,700	5,212,306
	NCC AB Series B	59,700	973,095
	Nordic Baltic Holdings AB	1,843,100	19,399,351
	Skandinaviska Enskilda Banken Series A	368,800	7,143,525
	Skandinaviska Enskilda Banken Series C	9,800	184,092
	SSAB Swedish Steel Series A	180,800	4,757,477
	SSAB Swedish Steel Series B	60,500	1,547,744
	Svenska Cellulosa AB Series A	19,000	742,990
	Svenska Cellulosa AB Series B	221,100	8,646,062
	Svenska Kullagerfabriken AB Series A	22,650	1,122,467
	Svenska Kullagerfabriken AB Series B	29,700	1,476,186
	Telia AB	2,317,000	13,921,103
#	Trelleborg AB Series B	160,600	3,028,594
	Volvo AB Series A	243,200	10,790,165
	Volvo AB Series B	443,400	20,385,536
	Whilborg Fastigheter AB Class B	174,106	3,942,202

TOTAL — SWEDEN (Cost $79,468,911)			122,449,496

HONG KONG — (3.2%)
COMMON STOCKS — (3.2%)
	Cheung Kong Holdings, Ltd.	2,309,000	21,982,863
	China Overseas Land & Investment, Ltd.	1,864,000	483,988

11

	China Travel International Investment, Ltd.	680,000	226,697
	China Unicom, Ltd.	4,612,000	4,109,964
	Citic Pacific, Ltd.	934,000	2,712,558
	Great Eagle Holdings, Ltd.	275,987	659,981
	Hang Lung Development Co., Ltd.	2,518,000	4,584,669
	Henderson Land Development Co., Ltd.	867,000	4,068,779
	Hong Kong and Shanghai Hotels, Ltd.	647,000	589,015
	Hopewell Holdings, Ltd.	1,455,000	3,665,974
	Hutchison Whampoa, Ltd.	2,651,000	23,964,188
	Hysan Development Co., Ltd.	2,157,039	4,522,094
	Kerry Properties, Ltd.	2,312,291	5,514,667
	New World Development Co., Ltd.	2,738,239	2,791,273
#	Shanghai Industrial Holdings, Ltd.	1,094,000	2,461,831
#	Shangri-La Asia, Ltd.	4,190,733	6,340,680
#	Shun Tak Holdings, Ltd.	134,000	133,159
#	Sino Land Co., Ltd.	8,117,266	7,233,666
	Tsim Sha Tsui Properties, Ltd.	472,000	692,965
	Wharf Holdings, Ltd.	3,619,214	12,320,906
	Wheelock and Co., Ltd.	3,940,000	6,112,874
TOTAL COMMON STOCKS (Cost $97,135,725)			115,172,791

INVESTMENT IN CURRENCY — (0.0%)
*	Hong Kong Dollars		480,738
(Cost $480,692)

RIGHTS/WARRANTS — (0.0%)
*	China Travel International Investment, Ltd. Warrants 05/31/06	136,000	20,054
(Cost $0)
TOTAL — HONG KONG (Cost $97,616,417)			115,673,583

ITALY — (2.5%)
COMMON STOCKS — (2.5%)
*	Alitalia Linee Aeree Italiane SpA Series A	6,690,000	2,171,238
*	Banca Antoniana Popolare Veneta SpA	83,000	2,440,983
	Banca Monte Dei Paschi di Siena SpA	1,623,479	5,524,816
# *	Banca Nazionale del Lavoro SpA	2,230,687	6,239,839
	Banca Popolare di Lodi Scarl	437,995	4,981,961
	Banca Popolare di Milano	665,400	5,779,958
	Benetton Group SpA	181,249	2,234,412
#	Buzzi Unicem SpA	67,793	1,149,034
	Caltagirone Editore SpA	222,304	2,109,121
	Capitalia SpA	2,910,876	14,839,609
	CIR SpA (Cie Industriale Riunite), Torino	500,000	1,555,879
#	Compagnia Assicuratrice Unipol SpA	452,120	2,090,875
# *	Edison SpA	1,419,774	2,957,236
	Erg SpA	197,993	2,705,625
# *	Fiat SpA	1,054,970	7,892,718
	Italcementi SpA	444,060	7,855,723
	Italmobiliare SpA, Milano	33,664	2,460,610

12

Manifattura Lane Gaetano Marzotto & Figli SpA	5,573	109,143
Milano Assicurazioni SpA	182,000	1,060,381
# Pirelli & Co. SpA	1,486,658	1,928,206
# SAI SpA (Sta Assicuratrice Industriale), Torino	167,605	4,574,072
San Paolo-IMI SpA	410,255	6,002,804
Societe Cattolica di Assicurazoni Scarl SpA	8,800	421,822
TOTAL COMMON STOCKS (Cost $73,870,082)		89,086,065

RIGHTS/WARRANTS — (0.0%)
* Fiat SpA Warrants 01/31/07	51,693	15,613
(Cost $0)
TOTAL — ITALY (Cost $73,870,082)		89,101,678

FINLAND — (1.5%)
COMMON STOCKS — (1.5%)
Huhtamaki Van Leer Oyj	2,300	36,090
* Kemira GrowHow Oyj	21,542	196,822
Kemira Oyj	101,377	1,563,880
Kesko Oyj	157,000	4,074,682
Metso Oyj	219,166	4,106,460
M-real Oyj Series B	253,400	1,523,353
Okobank Class A	65,000	989,804
Outokumpu Oyj Series A	351,300	6,396,153
Rautaruukki Oyj Series K	12,900	179,357
Stora Enso Oyj Series R	922,500	14,047,603
Upm-Kymmene Oyj	865,900	19,308,469
Wartsila Corp. Oyj Series B	59,400	1,545,564

TOTAL — FINLAND (Cost $41,102,398)		53,968,237

BELGIUM — (1.3%)
COMMON STOCKS — (1.3%)
Ackermans & Van Haaren SA	4,187	166,826
Algemene Mij Voor Nijverheidskredit Almanij	94,286	10,662,109
Banque Nationale de Belgique	1,049	5,092,900
Bekaert SA	2,787	236,371
Cofinimmo SA	1,108	182,368
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	109,966	8,663,900
Dexia SA	191,251	4,543,224
D’Ieteren SA	431	97,991
Groupe Bruxelles Lambert	55,500	5,129,634
* ING Bank Belgium NV	128	0
Nationale a Portefeuille	4,029	922,423
Suez (ex Suez Lyonnaise des Eaux)	95,400	2,568,170
Union Miniere SA	70,740	7,240,734
TOTAL COMMON STOCKS (Cost $25,259,319)		45,506,650

13

RIGHTS/WARRANTS — (0.0%)
* Umicore-Strip VVPR Rights	2,009	346
(Cost $0)
TOTAL — BELGIUM (Cost $25,259,319)		45,506,996

IRELAND — (1.3%)
COMMON STOCKS — (1.3%)
Allied Irish Banks P.L.C.	144,188	3,102,562
Bank of Ireland P.L.C.	99,637	1,671,611
CRH P.L.C.	781,777	21,894,311
* Elan Corp. P.L.C.	587,038	5,044,858
Irish Permanent P.L.C.	650,175	13,215,289

TOTAL — IRELAND (Cost $31,846,014)		44,928,631

SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
# Creative Technology Co., Ltd.	39,550	465,782
DBS Group Holdings, Ltd.	813,000	7,469,293
Fraser & Neave, Ltd.	756,290	7,367,975
Keppel Corp., Ltd.	570,000	3,321,310
Keppel Land, Ltd.	258,000	397,706
Neptune Orient Lines, Ltd.	801,000	1,778,024
Overseas Chinese Banking Corp., Ltd.	94,000	788,260
Sembcorp Industries, Ltd.	2,190,000	2,565,668
Singapore Airlines, Ltd.	1,258,000	9,308,176
Singapore Land, Ltd.	813,000	2,857,381
United Overseas Bank, Ltd.	66,000	553,459
United Overseas Land, Ltd.	1,734,000	2,309,434
TOTAL COMMON STOCKS (Cost $29,125,687)		39,182,468

INVESTMENT IN CURRENCY — (0.0%)
* Singapore Dollars		1,332,788
(Cost $1,327,358)
TOTAL — SINGAPORE (Cost $30,453,045)		40,515,256

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
Carlsberg A.S. Series B	32,525	1,683,839
Codan A.S.	57,000	3,113,175

14

	Danisco A.S.	56,130	3,844,555
	Danske Bank A.S.	395,753	12,162,771
	ISS A.S.	13,850	869,791
# *	Jyske Bank A.S.	82,000	3,001,539
	Nordea AB	475,918	5,037,782
	Rockwool, Ltd.	16,200	1,051,957
	Sydbank A.S.	7,120	1,469,360
	Tele Danmark A.S.	179,750	8,090,581
	TOTAL COMMON STOCKS (Cost $23,288,684)		40,325,350

	INVESTMENT IN CURRENCY — (0.0%)
*	Danish Krone		525
	(Cost $506)
	TOTAL — DENMARK (Cost $23,289,190)		40,325,875

	NORWAY — (1.0%)
	COMMON STOCKS — (1.0%)
	Den Norske Bank ASA Series A	905,394	9,220,715
	Norsk Hydro ASA	217,180	18,813,454
	Norske Skogindustrier ASA Series A	247,500	5,260,361
	Prosafe ASA	7,300	239,784
	Storebrand ASA	355,310	3,504,031

	TOTAL — NORWAY (Cost $26,036,098)		37,038,345

	AUSTRIA — (0.5%)
	COMMON STOCKS — (0.5%)
*	Bank Austria Creditanstalt AG	60,616	5,899,465
	Bohler Uddeholm AG	6,402	966,403
	OMV AG	11,385	3,943,745
#	Voestalpine AG	62,211	5,183,152

	TOTAL — AUSTRIA (Cost $8,557,408)		15,992,765

	PORTUGAL — (0.4%)
	COMMON STOCKS — (0.4%)
	Banco Comercial Portugues SA	1,854,557	5,181,562
	Banco Espirito Santo e Comercial de Lisboa	102,120	1,817,390
	BPI SGPS SA	477,999	1,981,114
	Cimpor Cimentos de Portugal SA	503,265	2,898,838
	Portucel-Empresa Produtora de Pasta de Papel SA	1,442,478	2,769,588

	TOTAL — PORTUGAL (Cost $11,850,292)		14,648,492

15

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
* Agricultural Bank of Greece S.A.	123,600	1,165,297
Alpha Credit Bank	35,040	1,347,407
Bank of Greece	8,520	1,153,562
Bank of Piraeus S.A.	4,600	97,579
Commercial Bank of Greece	44,760	1,458,019
EFG Eurobank Ergasias S.A.	60,097	2,143,820
Hellenic Petroleum S.A.	159,140	1,841,742
Hellenic Tellecommunication Organization Co. S.A.	200,999	3,907,131
National Bank of Greece	20,176	769,958

TOTAL — GREECE (Cost $8,304,943)		13,884,515

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Auckland International Airport, Ltd.	99,828	624,315
Carter Holt Harvey, Ltd.	1,955,577	3,270,811
Fletcher Building, Ltd.	526,692	2,707,876

TOTAL — NEW ZEALAND (Cost $4,601,640)		6,603,002

EMU — (0.1%)
INVESTMENT IN CURRENCY — (0.1%)
* Euro Currency		3,143,540
(Cost $3,089,449)

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (6.0%)
Repurchase Agreement, Mizuho Securities USA 2.61%, 03/01/05 (Collateralized by $257,381,964 U.S. Treasury Note 2.38%, 01/25/25 & U.S. Government Guaranty, maturities ranging from 05/01/10 to 11/01/16, valued at $191,868,873) to be repurchased at $191,882,861 (Cost $191,868,870)	$191,869	191,868,870

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $25,056,000 FNMA Notes 2.95%, 11/14/07, valued at $25,212,600) to be repurchased at $24,841,635 (Cost $24,840,000)	24,840	24,840,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $216,708,870)		216,708,870
TOTAL INVESTMENTS - (100.0%) (Cost $2,699,827,289)††		$3,591,255,805

†	See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $2,700,015,700.

16

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

JAPAN — (77.3%)
COMMON STOCKS — (77.0%)
* #	A&A Material Corp.	123,000	$207,079
#	ABILIT Corp.	31,900	936,799
#	Achilles Corp.	549,000	1,108,083
#	Aderans Co., Ltd.	72,850	1,724,735
	Advan Co., Ltd.	62,300	927,885
	ADVANEX, Inc.	78,000	402,908
#	Aeon Fantasy Co., Ltd.	27,300	703,783
*	Ahjikan Co., Ltd.	10,500	91,400
#	Ahresty Corp.	33,200	508,131
	Aica Kogyo Co., Ltd.	148,000	1,752,669
	Aichi Bank, Ltd.	19,000	1,835,661
	Aichi Corp.	166,700	926,465
*	Aichi Machine Industry Co., Ltd.	189,000	811,756
	Aichi Steel Corp.	68,000	429,960
	Aichi Tokei Denki Co., Ltd.	67,000	215,343
#	Aida Engineering, Ltd.	113,000	645,313
	Aigan Co., Ltd.	33,500	310,838
	Aiphone Co., Ltd.	39,300	682,318
	Airport Facilities Co., Ltd.	105,970	639,631
	Airtech Japan, Ltd.	12,100	112,504
	Aisan Industry Co., Ltd.	110,100	1,047,919
*	Akai Electric Co., Ltd.	363,000	3,472
#	Akebono Brake Industry Co., Ltd.	194,000	1,070,767
	Akita Bank, Ltd.	394,000	1,816,606
	Allied Telesis KK	130,700	400,077
#	Aloka Co., Ltd.	49,000	349,196
	Alpha Systems, Inc.	23,600	415,607
#	Alpine Electronics, Inc.	126,300	1,749,401
	Alps Logistics Co., Ltd.	31,400	743,400
	Altech Co., Ltd.	14,000	151,196
	Altech Corp.	17,050	224,256
	Amano Corp.	174,000	1,919,093
	Amatsuji Steel Ball Manufacturing Co., Ltd.	42,000	538,359
	Ando Corp.	165,000	419,839
	Anest Iwata Corp.	74,000	254,831
#	Anrakutei Co., Ltd.	39,000	296,585
#	Anritsu Corp.	170,000	1,222,881
*	AOC Holdings, Inc.	160,200	2,563,752
	AOI Advertising Promotion, Inc.	21,000	169,744
	AOI Electronics Co., Ltd.	19,300	305,543
	Aoki International Co., Ltd.	92,700	1,177,593
	Aomori Bank, Ltd.	417,000	1,707,251
*	Apic Yamada Corp.	20,000	68,491

1

* #	Arai-Gumi, Ltd.	34,450	73,487
	Arakawa Chemical Industries, Ltd.	28,500	437,560
#	Araya Industrial Co., Ltd.	112,000	322,479
*	Argo 21 Corp.	13,200	128,540
#	Ariake Japan Co., Ltd.	69,100	1,649,173
	Aronkasei Co., Ltd.	66,000	370,595
	As One Corp.	27,000	755,452
	Asahi Denka Kogyo KK	169,000	1,810,599
	Asahi Diamond Industrial Co., Ltd.	145,000	934,857
	Asahi Kogyosha Co., Ltd.	48,000	190,549
	Asahi Organic Chemicals Industry Co., Ltd.	179,000	628,401
#	Asahi Pretec Corp.	41,900	618,039
#	Asahi Soft Drinks Co., Ltd.	109,500	1,044,304
*	Asahi Tec Corp.	118,000	296,862
#	Asahi Techno Glass Corp.	116,000	625,827
	Asanuma Corp.	123,000	284,733
	Ashimori Industry Co., Ltd.	109,000	286,732
	Asia Air Survey Co., Ltd.	17,000	69,925
	Asia Securities Printing Co., Ltd.	36,000	378,114
	Asics Corp.	450,000	1,816,530
	Asics Trading Co., Ltd.	12,000	162,426
	Asti Corp.	8,000	92,902
#	Asunaro Construction, Ltd.	102,000	693,725
	Ataka Constuction & Engineering Co., Ltd.	38,000	152,669
	Atom Corp.	16,600	164,984
#	Atsugi Co., Ltd.	410,000	580,448
	Aucnet, Inc.	18,500	415,870
	Autoseven Co., Inc.	7,600	87,603
#	Avex, Inc.	91,600	1,252,994
*	Azel Corp., Tokyo	89,000	160,054
	Bando Chemical Industries, Ltd.	213,000	1,012,636
	Bank of Okinawa, Ltd.	41,300	1,335,317
	Bank of Saga, Ltd.	348,000	1,348,192
	Bank of the Ryukyus, Ltd.	60,380	1,443,945
	Banpresto Co., Ltd.	17,100	249,450
*	Belluna Co., Ltd.	51,800	1,778,860
#	Best Denki Co., Ltd.	251,000	1,090,052
	Biken Techno Corp.	4,200	35,636
#	BSL Corp.	390,140	877,013
	Bull Dog Sauce Co., Ltd.	37,000	480,285
	Bunka Shutter Co., Ltd.	134,000	662,694
	Cabin Co., Ltd.	86,000	278,056
	CAC Corp.	39,400	336,185
	Calpis Co., Ltd.	174,000	1,341,534
#	Canon Electronics, Inc.	58,000	1,570,117
	Canon Finetech, Inc.	90,070	1,608,577
#	Capcom Co., Ltd.	132,400	1,331,092
*	Catena Corp.	46,000	102,085
*	Cats, Inc.	15,400	442
* #	Cecile Co., Ltd.	81,100	989,895
	Central Finance Co., Ltd.	180,000	705,950
	Central Security Patrols Co., Ltd.	31,400	271,228
	CFS Corp.	47,500	284,891
*	Chiba Kogyo Bank, Ltd.	117,700	895,078

2

	Chino Corp.	89,000	302,229
	Chiyoda Co., Ltd.	87,700	1,426,153
	Chofu Seisakusho Co., Ltd.	54,500	1,097,403
*	Chori Co., Ltd.	356,000	752,592
	Chuetsu Pulp and Paper Co., Ltd.	227,000	629,711
*	Chugai Mining Co., Ltd.	188,600	110,050
	Chugai Ro Co., Ltd.	168,000	486,933
	Chugoku Marine Paints, Ltd.	135,000	856,179
	Chugokukogyo Co., Ltd.	45,000	144,203
	Chukyo Bank, Ltd.	464,000	1,682,189
	Chuo Denki Kogyo Co., Ltd.	54,000	484,523
	Chuo Gyorui Co., Ltd.	61,000	149,962
	Chuo Spring Co., Ltd., Nagoya	119,000	515,659
	Chuo Woollen Mills, Ltd.	24,000	64,052
	CKD Corp.	139,000	1,015,841
* #	Clarion Co., Ltd.	587,000	1,291,467
	Cleanup Corp.	90,000	905,682
#	CMK Corp.	111,000	1,688,253
	Coca-Cola Central Japan Co., Ltd.	189	1,410,178
	Colowide Co., Ltd.	37,000	417,639
* #	Columbia Music Entertainment, Inc.	409,000	461,661
	Commuture Corp.	86,202	721,511
	Computer Engineering & Consulting, Ltd.	29,800	323,541
* #	Co-Op Chemical Co., Ltd.	80,000	193,610
* #	Copal Co., Ltd.	21,600	331,624
*	Core Corp.	13,700	319,108
	Corona Corp.	58,200	990,970
#	Cosel Co., Ltd.	41,100	1,159,795
* #	Cosmo Securities Co., Ltd.	889,000	2,057,949
	Create Medic Co., Ltd.	11,000	109,432
	Credia Co., Ltd.	14,000	372,967
	Cresco, Ltd.	11,600	140,145
	CTI Engineering Co., Ltd.	19,000	138,856
#	Culture Convenience Club Co., Ltd.	104,700	1,562,388
	CVS Bay Area, Inc.	30,000	95,562
	Cybozu, Inc.	184	246,413
*	D&M Holdings, Inc.	162,000	351,770
#	Dai Nippon Toryo, Ltd.	229,000	357,060
	Daibiru Corp.	195,000	1,523,962
	Dai-Dan Co., Ltd.	86,000	621,102
	Daido Kogyo Co., Ltd.	85,000	273,197
#	Daidoh, Ltd.	74,000	845,188
* #	Daiei, Inc.	249,500	594,275
	Daifuku Co., Ltd.	226,000	1,759,747
	Daihen Corp.	248,000	619,170
	Daiho Corp.	125,000	318,060
	Dai-Ichi Jitsugyo Co., Ltd.	94,000	310,216
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	47,000	160,054
#	Daiken Corp.	263,000	1,154,745
	Daiki Co., Ltd.	49,900	536,041
	Daiko Clearing Services Corp.	25,000	224,077
#	Daikoku Denki Co., Ltd.	34,200	1,076,315
*	Daikyo, Inc.	444,000	930,132
	Daimei Telecom Engineering Corp.	84,000	723,168

3

	Dainichi Co., Ltd.	27,200	168,602
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	195,000	1,035,250
	Dainippon Shigyo Co., Ltd.	25,000	117,180
	Daisan Bank, Ltd.	417,000	1,579,606
	Daiseki Co., Ltd.	51,000	809,834
#	Daiso Co., Ltd.	179,000	554,773
*	Daisue Construction Co., Ltd.	151,500	189,846
	Daisyo Corp.	38,300	474,079
*	Daito Woolen Spinning & Weaving Co., Ltd., Tokyo	42,000	61,068
#	Daiwa Industries, Ltd.	82,000	402,391
	Daiwa Kosho Lease Co., Ltd.	313,000	1,703,625
*	Daiwa Seiko, Inc.	211,000	274,498
	Daiwabo Co., Ltd.	272,000	463,134
#	Daiwabo Information System Co., Ltd.	33,000	468,768
#	Danto Corp.	42,000	178,783
	DC Co., Ltd.	58,000	197,513
	Denki Kogyo Co., Ltd.	167,000	939,315
	Denny’s Japan Co., Ltd.	61,000	1,160,015
	Densei-Lambda KK	34,584	277,889
	Denyo Co., Ltd.	47,000	404,630
#	Descente, Ltd.	140,000	531,663
*	Dia Kensetsu Co., Ltd.	141,200	187,744
#	Diamond City Co., Ltd.	4,050	104,214
*	Dijet Industrial Co., Ltd.	34,000	101,148
	DMW Corp.	1,600	71,628
	Doshisha Co., Ltd.	25,800	863,784
#	Doutor Coffee Co., Ltd.	42,500	823,249
	DTS Corp.	24,000	668,070
	DyDo Drinco, Inc.	36,600	1,183,356
*	Dynic Corp.	66,000	247,484
	Eagle Industry Co., Ltd.	78,000	546,164
	Echo Trading Co., Ltd.	4,000	58,734
*	Econach Co., Ltd.	26,000	13,430
#	Edion Corp.	170,316	2,000,651
	Ehime Bank, Ltd.	297,000	960,264
#	Eighteenth Bank, Ltd.	363,000	1,729,233
	Eiken Chemical Co., Ltd.	54,000	638,454
	Eikoh, Inc.	12,100	107,064
	Eizo Nanao Corp.	43,500	1,348,192
*	Elna Co., Ltd.	34,000	78,381
	Enplas Corp.	41,900	1,202,411
* #	Enshu, Ltd.	69,000	198,670
	Ensuiko Sugar Refining Co., Ltd.	51,000	210,264
	Exedy Corp.	102,600	1,790,151
	F.D.C. Products, Inc.	21,190	261,480
	Fancl Corp.	43,300	1,652,640
*	FDK Corp.	260,000	534,724
	Fine Sinter Co., Ltd.	31,000	106,160
*	First Baking Co., Ltd.	67,000	153,176
	Foster Electric Co., Ltd.	44,000	418,787
	FP Corp.	50,800	915,994
#	France Bed Holdings Co., Ltd.	481,000	1,306,715
* #	Fudo Construction Co., Ltd.	299,200	646,826
#	Fuji Co.,Ltd.	69,100	1,279,018

4

* #	Fuji Corp, Ltd.	28,000	366,941
	Fuji Kiko Co., Ltd.	102,000	497,609
* #	Fuji Kosan Co., Ltd.	130,000	286,015
#	Fuji Kyuko Co., Ltd.	251,000	965,200
*	Fuji Spinning Co., Ltd., Tokyo	163,000	226,086
*	Fuji Titanium Industry Co., Ltd.	10,000	22,288
	Fujicco Co., Ltd.	61,000	933,614
*	Fujii & Co., Ltd.	44,000	421
*	Fujiko Co., Ltd.	55,000	0
	Fujikura Kasei Co., Ltd.	51,000	418,089
#	Fujikura Rubber, Ltd.	34,000	214,980
#	Fujirebio, Inc.	101,500	1,640,855
*	Fujita Corp.	365,100	436,555
#	Fujita Kanko, Inc.	213,000	1,102,286
	Fujitec Co., Ltd.	186,000	989,248
*	Fujitsu Access, Ltd.	48,000	309,470
	Fujitsu Business Systems, Ltd.	50,300	701,044
	Fujitsu Devices, Inc.	44,000	530,323
	Fujitsu Fronttec, Ltd.	49,200	753,013
* #	Fujitsu General, Ltd.	212,000	835,508
* #	Fujiya Co., Ltd.	248,000	638,148
	Fukuda Corp.	96,000	614,349
#	Fukushima Bank, Ltd.	365,000	555,146
*	Fukusima Industries Corp.	13,500	173,560
	Fumakilla, Ltd.	37,000	133,078
* #	Furukawa Battery Co., Ltd.	45,000	130,859
* #	Furukawa Co., Ltd.	757,000	1,049,981
	Fuso Lexel Inc.	35,500	270,308
	Fuso Pharmaceutical Industries, Ltd.	178,000	641,917
*	Gajoen Kanko KK	37,000	0
#	Gakken Co., Ltd.	247,000	578,869
*	Generas Corp.	64,000	612
#	Genki Sushi Co., Ltd.	17,200	224,419
	Geostar Corp.	10,000	59,116
*	Gigas K’s Denki Corp.	4,704	127,792
	Global-Dining, Inc.	6,200	40,922
#	Godo Steel, Ltd.	323,000	1,226,621
*	Goldwin, Inc.	76,000	197,015
	Gourmet Kineya Co., Ltd.	37,000	335,173
*	Graphtec Corp.	39,000	68,644
	Gro-BeLS Co., Ltd.	84,000	126,153
*	GSI Creoss Corp.	120,000	270,901
	Gun-Ei Chemical Industry Co., Ltd.	180,000	779,989
	Hagoromo Foods Corp.	41,000	509,853
	Hakuto Co., Ltd.	44,000	644,385
	Hakuyosha Co., Ltd.	57,000	199,015
	Haltec Corp.	32,000	71,322
*	Hamai Co., Ltd.	22,000	42,720
	Hanshin Sogo Bank, Ltd.	867,000	1,807,978
#	Hanwa Co., Ltd.	405,000	1,828,582
	Happinet Corp.	18,800	313,273
	Harashin Co., Ltd.	24,300	220,825
	Harima Chemicals, Inc.	47,000	341,238
	Haruyama Trading Co., Ltd.	27,500	389,851

5

* #	Hayashikane Sangyo Co., Ltd.	166,000	276,296
*	Hazama Corp.	120,600	284,945
	Heiwado Co., Ltd.	124,000	1,764,989
	Hibiya Engineering, Ltd.	72,000	609,527
	Higashi-Nippon Bank, Ltd.	385,000	1,579,922
#	Hisaka Works, Ltd.	41,000	423,178
	Hitachi Business Solution Co., Ltd.	22,700	160,468
	Hitachi Kiden Kogyo, Ltd.	27,000	123,972
	Hitachi Koki Co., Ltd.	205,000	1,960,972
	Hitachi Kokusai Electric, Inc.	209,000	1,903,271
	Hitachi Medical Corp.	82,000	1,128,735
	Hitachi Metals Techno, Ltd.	13,000	48,374
	Hitachi Mobile Co., Ltd.	35,000	252,774
	Hitachi Plant Engineering & Construction Co., Ltd.	260,000	1,273,388
	Hitachi Powdered Metal Co., Ltd.	62,000	444,806
	Hitachi Tool Engineering, Ltd.	55,000	583,987
	Hitachi Transport System, Ltd.	75,000	705,950
* #	Hitachi Zosen Corp.	1,079,000	1,589,497
#	Hochiki Corp.	42,000	184,006
* #	Hodogaya Chemical Co., Ltd.	144,000	834,743
#	Hogy Medical Co., Ltd.	33,000	1,603,597
* #	Hohsui Corp.	56,000	146,241
	Hokkai Can Co., Ltd., Tokyo	133,000	440,195
	Hokkaido Coca Cola Bottling Co., Ltd.	74,000	479,223
	Hokkaido Gas Co., Ltd.	105,000	302,324
	Hokko Chemical Industry Co., Ltd.	41,000	155,701
#	Hokuetsu Bank, Ltd.	457,000	1,027,310
	Hokuriku Electric Industry Co., Ltd.	159,000	389,363
	Hokuriku Electrical Construction Co., Ltd.	36,000	125,349
	Hokuriku Gas Co., Ltd.	64,000	194,069
*	Hokushin Co., Ltd.	39,900	94,273
#	Hokuto Corp.	69,300	1,277,416
#	Homac Corp.	97,100	820,158
	Honshu Chemical Industry Co., Ltd.	17,000	107,978
	Horiba, Ltd.	69,000	1,219,744
	Horipro, Inc.	23,400	212,646
	Hosiden Corp.	155,600	1,812,902
* #	Hosokawa Micron Corp.	78,000	738,665
* #	Howa Machinery, Ltd.	235,000	321,456
*	Ichida and Co., Ltd.	23,400	43,648
	Ichikawa Co., Ltd.	49,000	219,361
* #	Ichiken Co., Ltd.	48,000	122,135
#	Ichikoh Industries, Ltd.	163,000	464,645
	Ichiyoshi Securities Co., Ltd.	87,000	960,379
	Icom, Inc.	29,500	833,867
#	Idec Izumi Corp.	83,500	982,447
#	Ihara Chemical Industry Co., Ltd.	80,000	266,310
#	Iino Kaiun Kaisha, Ltd.	263,000	1,398,776
*	Ikegami Tsushinki Co., Ltd.	102,000	267,343
	i-Logistics Corp.	52,000	134,303
	Imasen Electric Industrial Co., Ltd.	23,500	198,943
	Impact 21 Co., Ltd.	41,500	968,624
*	Impress Corp.	178	214,540
	Inaba Denki Sangyo Co., Ltd.	54,800	1,645,992

6

	Inaba Seisa Kusho Co., Ltd.	32,400	548,575
	Inabata and Co., Ltd., Osaka	113,000	983,643
	Inageya Co., Ltd.	118,000	1,127,626
	Ines Corp.	103,800	1,082,284
	I-Net Corp.	18,300	121,662
	Information Services International-Dentsu, Ltd.	57,800	599,895
	Intec, Inc.	82,128	941,165
	Inui Steamship Co., Ltd.	31,000	157,165
	ISE Chemicals Corp.	38,000	198,106
#	Iseki & Co., Ltd.	453,000	1,338,980
	Ishihara Sangyo Kaisha, Ltd.	779,000	1,870,375
	Ishii Hyoki Co., Ltd.	8,600	100,364
*	Ishii Iron Works Co., Ltd.	52,000	117,390
* #	Ishikawa Seisakusho, Ltd.	75,000	114,789
	Ishikawajima Construction Materials Co., Ltd.	18,000	64,396
	Ishikawajima Transport Machinery Co., Ltd.	30,000	92,405
	Ishizuka Glass Co., Ltd.	49,000	130,773
	Itochu Enex Co., Ltd.	189,800	1,261,823
#	Itochu Shokuh Co., Ltd.	28,800	1,292,060
	Itoki Crebio Corp.	78,000	412,608
	Iwaki & Co., Ltd.	38,000	120,681
#	Iwasaki Electric Co., Ltd.	183,000	787,737
	Iwatani International Corp.	525,000	1,360,962
* #	Iwatsu Electric Co., Ltd.	207,000	447,503
*	Izuhakone Railway Co., Ltd.	300	15,496
#	Izumiya Co., Ltd.	171,000	1,190,817
* #	Izutsuya Co., Ltd.	166,000	296,939
#	Jac Holdings Co., Ltd.	118,900	208,138
*	JAC Holdings Co., Ltd. Issue 05 When Issued	51,900	77,944
	Jaccs Co., Ltd.	207,000	1,421,714
*	Jalux, Inc.	24,500	490,984
	Jamco Corp.	41,000	207,863
*	Janome Sewing Machine Co., Ltd.	259,000	371,628
#	Japan Aviation Electronics Industry, Ltd.	43,000	498,116
*	Japan Bridge Corp.	31,000	47,149
	Japan Business Computer Co., Ltd.	34,000	258,561
	Japan Carlit Co., Ltd.	28,000	188,559
	Japan Cash Machine Co., Ltd.	41,410	1,271,533
*	Japan Cash Machine Co., Ltd. Issue 05 When Issued	20,705	645,670
	Japan Digital Laboratory Co., Ltd.	71,500	815,951
	Japan Foundation Engineering Co., Ltd.	62,000	408,628
	Japan Information Processing Service Co., Ltd.	31,800	203,199
#	Japan Kenzai Co., Ltd.	44,840	332,847
	Japan Maintenance Co., Ltd.	40,800	423,065
	Japan Medical Dynamic Marketing, Inc.	29,800	300,452
	Japan Oil Transportation Co., Ltd.	45,000	136,455
#	Japan Pulp and Paper Co., Ltd.	298,000	1,051,865
* #	Japan Radio Co., Ltd.	272,000	939,277
	Japan Servo Co., Ltd.	51,000	162,455
	Japan Steel Tower Co., Ltd.	28,000	135,259
#	Japan Steel Works, Ltd.	799,000	1,582,103
	Japan Storage Battery Co., Ltd.	529,000	1,128,439
#	Japan Transcity Corp.	113,000	466,960
#	Japan Vilene Co., Ltd.	143,000	1,001,301

7

	Japan Wool Textile Co., Ltd.	189,000	1,397,522
	Jastec Co., Ltd.	11,600	201,397
	Jeans Mate Corp.	15,540	173,773
#	Jeol, Ltd.	152,000	1,049,780
	Jiec Co., Ltd.	87	97,369
	JMS Co., Ltd.	69,000	265,994
	Joban Kosan Co., Ltd.	101,000	196,126
	J-Oil Mills, Inc.	337,000	1,321,695
#	Joint Corp.	36,100	897,838
#	Joshin Denki Co., Ltd.	98,000	405,912
	Jsp Corp.	62,100	795,407
	Juel Verite Ohkubo Co., Ltd	24,000	57,394
* #	Jujiya Co., Ltd.	442,000	448,173
*	Juki Corp.	247,000	916,740
*	Jyomo Co., Ltd.	48,000	146,011
	K.R.S. Corp.	25,500	411,015
	Kabuki-Za Co., Ltd.	22,000	911,230
	Kadokawa Holdings, Inc.	27,000	1,025,349
#	Kaga Electronics Co., Ltd.	50,900	995,700
	Kagawa Bank, Ltd.	167,350	890,057
#	Kagome Co., Ltd.	173,900	1,947,933
	Kahma Co., Ltd.	69,300	798,800
#	Kaken Pharmaceutical Co., Ltd.	194,000	1,299,024
*	Kakuei (L.) Corp.	100,000	957
* #	Kamagai Gumi Co., Ltd.	87,800	219,206
	Kameda Seika Co., Ltd.	48,000	472,011
	Kamei Corp.	74,000	778,649
	Kanaden Corp.	66,000	410,369
	Kanagawa Chuo Kotsu Co., Ltd.	120,000	696,767
	Kanamoto Co., Ltd.	66,000	383,853
* #	Kanebo, Ltd.	104,200	1,297,765
* #	Kanematsu Corp.	838,500	1,347,503
	Kanematsu Electronics, Ltd.	45,500	406,949
*	Kanematsu-NNK Corp.	60,000	141,190
	Kanto Auto Works, Ltd., Yokosuka	148,900	1,814,603
	Kanto Denka Kogyo Co., Ltd.	110,000	432,466
	Kanto Natural Gas Development Co., Ltd.	104,000	659,575
*	Kanto Tsukuba Bank, Ltd.	45,500	301,186
	Kasai Kogyo Co., Ltd.	59,000	234,781
	Kasei (C.I.) Co., Ltd.	58,000	239,679
	Kasumi Co., Ltd.	132,000	816,950
	Katakura Chikkarin Co., Ltd.	27,000	89,363
#	Katakura Industries Co., Ltd.	66,000	817,582
	Kato Sangyo Co., Ltd.	79,300	1,206,112
#	Kato Works Co., Ltd.	109,000	334,695
*	Katsumura Construction Co., Ltd.	48,600	77,172
	Kawada Industries, Inc.	102,000	311,249
* #	Kawai Musical Instruments Manufacturing Co., Ltd.	99,000	174,249
	Kawamoto Corp.	4,000	27,549
*	Kawasaki Kasei Chemicals, Ltd.	36,000	57,853
#	Kawashima Textile Manufacturers, Ltd.	126,000	198,871
	Kawasho Gecoss Corp.	73,100	437,733
	Kawasumi Laboratories, Inc.	35,000	254,448
	Kawatetsu Systems, Inc.	112	154,276

8

	Kayaba Industry Co., Ltd.	466,000	1,644,863
	Keihanshin Real Estate Co., Ltd.	93,000	527,540
#	Keihin Co., Ltd.	100,000	256,361
	Keiiyu Co., Ltd.	22,100	298,077
* #	Keiyo Co., Ltd.	139,900	536,636
	Kentucky Fried Chicken Japan, Ltd.	55,000	1,110,101
* #	Kenwood Corp.	626,000	1,335,355
	Key Coffee, Inc.	48,600	692,227
	Kibun Food Chemifa Co., Ltd.	62,000	1,500,478
*	Kimmon Manufacturing Co., Ltd.	41,000	72,948
* #	Kimura Chemical Plants Co., Ltd.	27,000	81,873
	Kinki Coca-Cola Bottling Co., Ltd.	125,000	1,267,457
#	Kinki Nippon Tourist Co., Ltd.	133,000	390,578
	Kinki Sharyo Co., Ltd., Nagaokakyo	122,000	388,617
*	Kinsho Corp.	21,000	81,557
#	Kinugawa Rubber Industrial Co., Ltd.	107,000	280,448
	Kioritz Corp.	113,000	353,463
	Kirindo Co., Ltd.	10,300	88,083
	Kishu Paper Co., Ltd.	160,000	336,713
#	Kisoji Co., Ltd.	52,600	872,977
	Kitagawa Iron Works Co., Ltd.	150,000	350,105
	Kita-Nippon Bank, Ltd.	15,606	746,413
	Kitano Construction Corp.	124,000	294,165
	Kitazawa Sangyo Co., Ltd.	17,500	59,427
	Kitz Corp.	245,000	1,354,601
	Kiyo Bank, Ltd.	909,000	1,860,781
	Koa Corp.	86,500	703,319
	Koatsu Gas Kogyo Co., Ltd.	112,000	498,183
	Kobayashi Yoko Co., Ltd.	16,900	349,187
	Kodensha Co., Ltd.	14,000	53,434
	Koekisha Co., Ltd.	9,600	224,067
	Kohnan Shoji Co., Ltd.	40,900	634,588
	Kohsoku Corp.	48,000	330,132
	Koike Sanso Kogyo Co., Ltd.	71,000	198,996
	Koito Industries, Ltd.	66,000	295,466
#	Kojima Co., Ltd.	74,600	984,771
*	Kokune Corp.	42,000	402
*	Kokusai Kogyo Co., Ltd.	60,000	207,193
	Komai Tekko, Inc.	53,000	173,388
	Komatsu Electronics Metals Co., Ltd.	59,400	593,773
	Komatsu Seiren Co., Ltd.	80,000	456,859
	Komatsu Wall Industry Co., Ltd.	20,800	370,874
	Konaka Co., Ltd.	49,300	730,964
#	Konami Sports Corp.	58,800	1,089,493
	Kondotec, Inc.	18,500	167,764
	Konishi Co., Ltd.	32,300	325,966
	Kosaido Co., Ltd.	34,000	288,808
#	Kosei Securities Co., Ltd.	173,000	369,036
#	Kubotek Corp.	230	279,415
#	Kumiai Chemical Industry Co., Ltd., Tokyo	166,000	462,081
	Kurabo Industries, Ltd.	554,000	1,404,343
	Kureha Chemical Industry Co., Ltd.	428,000	1,924,240
	Kurimoto, Ltd.	278,000	922,766
#	Kuroda Electric Co., Ltd.	65,100	1,516,343

9

	Kuroganeya Co., Ltd.	14,000	60,532
#	Kurosaki Harima Corp.	165,000	511,383
	Kyoden Co., Ltd.	106,000	896,346
	Kyodo Printing Co., Ltd.	188,000	929,749
#	Kyodo Shiryo Co., Ltd.	188,000	318,309
#	Kyoei Sangyo Co., Ltd.	44,000	171,724
#	Kyoei Tanker Co., Ltd.	53,000	237,775
	Kyokuto Boeki Kaisha, Ltd.	36,000	119,495
	Kyokuto Kaihatsu Kogyo Co., Ltd.	55,600	613,759
	Kyokuyo Co., Ltd.	198,000	426,153
	Kyoritsu Maintenance Co., Ltd.	18,100	386,101
	Kyosan Electric Manufacturing Co., Ltd.	119,000	410,934
	Kyoto Kimono Yuzen Co., Ltd.	148	338,359
	Kyowa Electronic Instruments Co., Ltd.	30,000	109,623
	Kyowa Exeo Corp.	201,000	1,791,965
	Kyowa Leather Cloth Co., Ltd.	38,800	235,680
	Kyudenko Corp.	168,000	965,831
*	Kyushu-Shinwa Holdings, Inc.	702,000	1,349,742
#	Laox Co., Ltd.	109,000	282,562
#	Life Corp.	120,400	1,583,604
*	Link Consulting Associates - Japan Corp.	24,300	120,872
*	Lonseal Corp.	69,000	93,725
*	Look, Inc.	50,000	198,967
#	Macnica, Inc.	35,800	1,099,273
	Maeda Corp.	358,000	1,993,074
	Maeda Road Construction Co., Ltd.	220,000	1,790,893
	Maezawa Industries, Inc.	38,100	225,961
	Maezawa Kaisei Industries Co., Ltd.	29,400	534,341
	Maezawa Kyuso Industries Co., Ltd.	29,800	427,302
*	Magara Construction Co., Ltd.	61,000	78,190
#	Makino Milling Machine Co., Ltd.	193,000	1,164,942
*	Mamiya-Op Co., Ltd.	58,000	144,251
	Marche Corp.	10,700	117,604
	Mars Engineering Corp.	46,700	1,670,729
	Marubeni Construction Material Lease Co., Ltd.	54,000	142,051
	Marubeni Infotec Corp.	21,000	68,500
	Marubeni Telecom Co., Ltd.	117	114,157
	Marubun Corp.	67,600	589,738
	Marudai Food Co., Ltd.	248,000	585,958
*	Maruei Department Store Co., Ltd.	72,000	216,950
	Maruetsu, Inc.	262,000	1,431,050
	Maruha Group, Inc.	477,000	949,072
*	Maruishi Holdings Co., Ltd.	214,000	2,047
	Marusan Securities Co., Ltd.	150,000	1,066,099
	Maruwa Co., Ltd.	17,500	321,241
	Maruwn Corp.	44,000	148,154
	Maruya Co., Ltd.	14,000	113,832
#	Maruyama Manufacturing Co., Inc.	92,000	748,039
* #	Maruzen Co., Ltd.	208,000	505,376
	Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment	30,000	190,549
	Maruzen Showa Unyu Co., Ltd.	176,000	639,755
	Maspro Denkoh Corp.	38,900	409,689
	Matsuda Sangyo Co., Ltd.	41,500	410,871

10

	Matsui Construction Co., Ltd.	40,000	210,446
* #	Matsuo Bridge Co., Ltd.	37,000	78,927
#	Matsuya Co., Ltd.	110,000	863,880
	Matsuya Foods Co., Ltd.	39,500	874,713
#	Matsuzakaya Co., Ltd.	386,077	1,972,117
	Max Co., Ltd.	118,000	1,450,450
	Maxvalu Tohok Co., Ltd.	18,200	166,958
*	MEC Co., Ltd.	18,200	296,486
#	Megachips Corp.	50,600	591,963
	Meidensha Corp.	484,050	1,250,177
* #	Meiji Machine Co., Ltd.	90,000	139,468
	Meiji Shipping Co., Ltd.	58,000	230,247
#	Meisei Industrial Co., Ltd.	29,000	109,298
	Meito Sangyo Co., Ltd.	50,100	893,787
	Meito Transportation Co., Ltd.	22,000	208,552
#	Meiwa Estate Co., Ltd.	52,900	642,654
	Meiwa Industry Co., Ltd.	15,000	57,825
*	Meiwa Trading Co., Ltd.	55,000	135,738
#	Melco Holdings, Inc.	9,000	195,858
	Mercian Corp.	304,000	785,154
*	Mesco, Inc.	15,000	56,533
	Michinoku Bank, Ltd.	349,000	1,796,078
	Mikuni Coca-Cola Bottling Co., Ltd.	108,000	1,027,932
	Milbon Co., Ltd.	18,900	536,952
#	Mimasu Semiconductor Industry Co., Ltd.	49,100	796,102
	Ministop Co., Ltd.	57,600	1,000,038
	Mirai Group Co., Ltd.	49,000	119,055
	Miroku Jyoho Service Co., Ltd.	31,500	293,184
*	Misawa Homes Holdings, Inc.	544,900	1,688,804
	Misawa Resort Co., Ltd.	113,000	462,636
#	Mito Securities Co., Ltd.	135,000	619,858
	Mitsuba Corp.	89,690	772,154
* #	Mitsubishi Cable Industries, Ltd.	330,000	422,996
* #	Mitsubishi Kakoki Kaisha, Ltd.	149,000	323,541
#	Mitsubishi Paper Mills, Ltd.	641,000	968,797
	Mitsubishi Pencil Co., Ltd.	70,000	669,600
	Mitsubishi Plastics, Inc.	458,000	1,428,238
#	Mitsubishi Shindoh Co., Ltd.	107,000	271,236
	Mitsubishi Steel Manufacturing Co., Ltd.	253,000	440,463
	Mitsubishi Tokyo Financial Group, Inc.	0	8,122
	Mitsuboshi Belting, Ltd.	173,000	787,718
	Mitsui High-Tec, Inc.	83,100	1,048,488
#	Mitsui Home Co., Ltd.	137,000	750,918
	Mitsui Knowledge Industry Co., Ltd.	20,100	174,774
* #	Mitsui Matsushima Co., Ltd.	117,000	329,042
* #	Mitsui Mining Co., Ltd.	307,000	1,201,100
#	Mitsui Sugar Co., Ltd.	170,000	502,487
	Mitsui-Soko Co., Ltd.	276,000	984,771
	Mitsumi Electric Co., Ltd.	150,000	1,701,741
	Mitsumura Printing Co., Ltd.	60,000	456,285
	Mitsuuroko Co., Ltd.	153,000	1,062,541
	Miura Co., Ltd.	87,700	1,841,415
	Miura Printing Corp.	16,000	61,374
#	Miyaji Engineering Group	120,000	352,401

11

	Miyazaki Bank, Ltd.	293,000	1,205,185
	Miyoshi Oil & Fat Co., Ltd.	149,000	330,668
	Miyuki Keori Co., Ltd.	52,000	206,428
	Mizuno Corp.	278,000	1,276,449
	Mochida Pharmaceutical Co., Ltd.	44,000	294,203
*	Momiji Holdings, Inc.	449	962,081
	Mori Seiki Co., Ltd.	191,400	2,063,400
	Morinaga & Co., Ltd.	572,000	1,575,818
*	Morishita Jinton Co., Ltd.	32,800	156,250
	Morita Corp.	85,000	527,693
	Moritex Corp.	15,000	118,806
	Morozoff, Ltd., Osaka	50,000	122,441
	Mory Industries, Inc.	85,000	338,244
#	Mos Food Services, Inc.	64,000	979,529
	Moshi Moshi Hotline, Inc.	11,050	1,041,156
#	MR Max Corp.	73,900	271,452
*	Mutoh Industries, Ltd.	102,000	307,346
	Mutow Co., Ltd.	38,000	201,741
	Myojo Foods Co., Ltd.	76,000	566,329
	Mystar Engineering Corp.	15,600	101,921
#	Nabtesco Corp.	269,000	1,760,054
	NAC Co., Ltd.	13,000	178,946
#	Nachi-Fujikoshi Corp.	520,000	1,840,444
	Nagano Bank, Ltd.	179,000	561,622
*	Nagano Japan Radio Co., Ltd.	27,000	52,430
	Nagatanien Co., Ltd.	70,000	598,623
*	Naigai Co., Ltd.	109,000	151,186
	Nakabayashi Co., Ltd.	112,000	348,192
	Nakamuraya Co., Ltd.	98,000	353,415
*	Nakano Corp.	49,000	125,617
#	Nakayama Steel Works, Ltd.	236,000	1,022,652
#	Nakayo Telecommunications, Inc.	36,000	240,023
	NEC Infrontia Corp.	244,000	996,633
	NEC Mobiling, Ltd.	26,400	545,475
	NEC System Integration & Construction, Ltd.	85,400	802,208
#	NEC Tokin Corp.	227,000	1,037,938
#	Neturen Co., Ltd., Tokyo	80,000	607,614
	New Japan Radio Co., Ltd.	62,000	501,148
*	New Real Property KK	43,900	0
#	Nichia Steel Works, Ltd.	67,900	368,923
	Nichias Corp.	270,000	1,069,256
	Nichiban Co., Ltd.	75,000	333,604
*	Nichiboshin, Ltd.	1,190	1,138
	Nichiha Corp.	75,080	1,130,437
	Nichimo Co., Ltd.	54,000	177,693
*	Nichimo Corp.	132,000	142,682
	Nichireki Co., Ltd.	44,000	185,613
	Nichiro Corp.	327,000	550,526
	Nidec Tosok Corp.	31,700	550,975
	Nihon Dempa Kogyo Co., Ltd.	41,400	994,012
	Nihon Eslead Corp.	24,840	609,476
	Nihon Inter Electronics Corp.	54,000	413,239
	Nihon Kagaku Sangyo Co., Ltd.	32,000	182,131
*	Nihon Kentetsu Co., Ltd.	27,000	68,443

12

	Nihon Kohden Corp.	92,000	1,173,101
#	Nihon Matai Co., Ltd.	50,000	184,618
	Nihon Nohyaku Co., Ltd.	131,000	307,012
	Nihon Parkerizing Co., Ltd.	146,000	1,529,271
	Nihon Seiko Co., Ltd.	11,000	41,879
	Nihon Shokuh Kako Co., Ltd.	40,000	135,833
*	Nihon Spindle Manufacturing Co., Ltd.	56,000	153,205
	Nihon Tokushu Toryo Co., Ltd.	44,000	310,618
	Niitaka Co., Ltd.	7,260	89,378
	Nikken Chemicals Co., Ltd.	134,000	444,787
	Nikkiso Co., Ltd.	151,000	993,763
#	Nikko Co., Ltd., Akashi	66,000	239,908
	Nikko Travel Co., Ltd.	12,200	74,456
*	Nippei Toyama Corp.	80,000	214,272
	Nippo Corp.	244,000	1,771,532
*	Nippon Avionics Co., Ltd.	40,000	130,094
#	Nippon Beet Sugar Manufacturing Co., Ltd.	314,000	816,989
* #	Nippon Carbide Industries Co., Inc., Tokyo	101,000	218,347
#	Nippon Carbon Co., Ltd.	242,000	511,594
	Nippon Ceramic Co., Ltd.	43,000	629,328
#	Nippon Chemical Industrial Co., Ltd.	192,000	716,281
	Nippon Chemi-Con Corp.	287,000	1,586,818
* #	Nippon Chemiphar Co., Ltd.	70,000	368,280
	Nippon Chutetsukan KK	44,000	111,957
#	Nippon Concrete Industries Co., Ltd.	88,000	380,486
*	Nippon Conveyor Co., Ltd.	43,000	66,635
#	Nippon Denko Co., Ltd.	222,000	913,143
	Nippon Densetsu Kogyo Co., Ltd.	134,000	730,629
	Nippon Denwa Shisetu Co., Ltd.	121,000	486,130
	Nippon Felt Co., Ltd.	40,000	240,291
	Nippon Fine Chemical Co., Ltd.	40,000	210,828
	Nippon Flour Mills Co., Ltd.	364,000	1,782,743
*	Nippon Foil Mfg., Co., Ltd.	21,000	64,884
	Nippon Formula Feed Manufacturing Co., Ltd.	100,000	194,184
#	Nippon Gas Co., Ltd.	104,000	857,547
	Nippon Hume Corp.	43,000	153,425
	Nippon Jogesuido Sekkei Co., Ltd.	175	246,078
	Nippon Kanzai Co., Ltd.	42,300	736,022
* #	Nippon Kasei Chemical Co., Ltd.	215,000	701,311
* #	Nippon Kinzoku Co., Ltd.	130,000	308,399
#	Nippon Koei Co., Ltd., Tokyo	161,000	529,788
	Nippon Konpo Unyu Soko Co., Ltd.	157,000	1,730,094
* #	Nippon Koshuha Steel Co., Ltd.	266,000	430,017
* #	Nippon Metal Industry Co., Ltd.	364,000	727,721
	Nippon Pigment Co., Ltd.	11,000	55,663
#	Nippon Pillar Packing Co., Ltd.	33,000	280,314
	Nippon Piston Ring Co., Ltd.	168,000	408,188
	Nippon Road Co., Ltd.	177,000	458,839
#	Nippon Seiki Co., Ltd.	121,000	1,628,535
	Nippon Seisen Co., Ltd.	39,000	173,474
	Nippon Sharyo, Ltd.	292,000	790,473
	Nippon Shinyaku Co., Ltd.	155,000	1,424,861
	Nippon Signal Co., Ltd.	123,000	683,595
	Nippon Soda Co., Ltd.	314,000	1,051,272

13

	Nippon Suisan Kaisha, Ltd.	457,000	1,525,665
	Nippon Synthetic Chemical Industry Co., Ltd.	204,000	659,575
	Nippon System Development Co., Ltd.	51,400	974,997
	Nippon Systemware Co., Ltd.	20,000	146,355
#	Nippon Thompson Co., Ltd.	157,000	1,115,850
	Nippon Tungsten Co., Ltd.	44,000	119,112
	Nippon Valqua Industries, Ltd.	168,000	503,004
* #	Nippon Yakin Kogyo Co., Ltd.	179,000	1,066,740
#	Nippon Yusoki Co., Ltd.	49,000	183,270
#	Nishimatsu Construction Co., Ltd.	238,000	924,316
	Nishishiba Electric Co., Ltd.	28,000	58,657
	Nissei Corp.	65,700	767,987
	Nissei Plastic Industrial Co., Ltd.	35,000	293,620
*	Nisseki House Industry Co., Ltd.	260,000	0
	Nissha Printing Co., Ltd.	95,000	1,391,286
#	Nisshin Fire & Marine Insurance Co., Ltd.	398,000	1,606,619
#	Nisshin Fudosan Co., Ltd.	32,600	375,458
	Nissho Electronics Corp.	49,900	384,250
* #	Nissho Iwai-Nichmen Holdings Corp.	347,100	1,846,065
	Nissin Corp.	177,000	540,109
	Nissin Electric Co., Ltd.	223,000	733,805
	Nissin Kogyo Co., Ltd.	45,400	1,645,935
	Nissin Sugar Manufacturing Co., Ltd.	102,000	255,634
	Nissui Pharmaceutical Co., Ltd.	34,000	229,290
	Nitchitsu Co., Ltd.	14,000	36,694
	Nitta Corp.	58,800	903,880
	Nittan Valve Co., Ltd.	58,000	442,185
	Nittetsu Mining Co., Ltd.	174,000	763,976
	Nitto Boseki Co., Ltd.	560,000	1,215,994
	Nitto Electric Works, Ltd.	95,500	1,027,717
	Nitto FC Co., Ltd.	59,000	383,777
	Nitto Flour Milling Co., Ltd.	54,000	167,362
	Nitto Kohki Co., Ltd.	47,600	937,976
	Nitto Seiko Co., Ltd.	56,000	168,739
	Nitto Seimo Co., Ltd.	32,000	82,648
* #	Nittoc Construction Co., Ltd.	61,000	133,040
#	NIWS Co., Ltd.	555	1,714,798
	Noda Corp.	24,100	147,772
	NOF Corp.	453,000	1,776,641
	Nohmi Bosai, Ltd.	81,000	464,894
#	Nomura Co., Ltd.	61,000	275,416
*	Nomura Co., Ltd. Issue 05 When Issued	61,000	258,203
	Noritake Co., Ltd.	320,000	1,469,294
#	Noritsu Koki Co., Ltd.	71,000	1,538,311
	Noritz Corp.	107,100	1,813,344
	Nosan Corp.	230,000	594,031
	Obayashi Road Corp.	65,000	192,127
	Odakyu Construction Co., Ltd.	29,000	91,821
	Odakyu Real Estate Co., Ltd.	58,000	180,314
	Oenon Holdings, Inc.	123,000	358,858
*	Ohki Corp.	73,000	0
* #	Ohmori Co., Ltd.	18,400	13,201
	Oie Sangyo Co., Ltd.	13,200	110,737
	Oiles Corp.	40,700	840,941

14

	Oita Bank, Ltd.	279,000	1,753,425
	Okabe Co., Ltd.	29,000	173,101
#	Okamoto Industries, Inc.	258,000	945,227
*	Okamoto Machine Tool Works, Ltd.	75,000	248,948
	Okamura Corp.	207,000	1,857,337
	Okaya Electric Industries Co., Ltd.	32,000	132,849
#	Oki Electric Cable Co., Ltd.	76,000	474,000
	Okinawa Electric Power Co., Ltd.	32,200	1,407,633
*	OKK Corp.	138,000	324,737
*	Okuma and Howa Machinery, Ltd.	69,000	201,311
*	Okuma Corp.	303,000	1,489,784
#	Okura Industrial Co., Ltd.	130,000	942,606
	Okuwa Co., Ltd.	90,000	1,132,103
	Olympic Corp.	48,200	548,670
	O-M, Ltd.	46,000	157,088
*	Omikenshi Co., Ltd.	78,000	89,535
	Ono Sokki Co., Ltd.	53,000	370,098
#	Onoken Co., Ltd.	36,000	641,898
	Organo Corp.	113,000	572,891
*	Orient Watch Co., Ltd.	12,000	4,706
	Oriental Construction Co., Ltd.	51,900	281,990
	Oriental Yeast Co., Ltd.	61,000	479,061
	Origin Electric Co., Ltd.	54,000	311,995
	Original Engineering Consultants Co., Ltd.	9,000	40,463
	Osaka Securities Finance Co., Ltd.	54,000	196,289
	Osaka Steel Co., Ltd.	93,600	1,274,085
	Osaki Electric Co., Ltd.	72,000	426,325
#	Oyo Corp.	62,000	719,399
	P.S. Mitsubishi Construction Co., Ltd.	58,300	257,091
	Pacific Industrial Co., Ltd.	99,000	496,231
* #	Pacific Metals Co., Ltd.	415,000	2,123,828
	Paramount Bed Co., Ltd.	69,200	1,929,577
	Parco Co., Ltd.	156,000	995,332
*	Pasco Corp.	135,500	375,885
#	Patlite Corp.	16,540	398,707
	PCA Corp.	12,000	275,493
* #	Penta-Ocean Construction Co., Ltd.	887,000	1,544,232
#	Pentax Corp.	257,000	1,101,358
	Petrolub International Co., Ltd.	52,900	291,977
*	PIA Corp.	13,200	282,839
	Pigeon Corp.	46,900	788,695
	Pilot Corp.	83	313,612
	Piolax, Inc.	23,500	546,250
	Pocket Card Co., Ltd.	41,000	743,601
	Pokka Corp.	72,000	402,908
	Poplar Co., Ltd.	13,560	191,972
	Posful Corp.	36,900	213,197
	Press Kogyo Co., Ltd.	237,000	906,830
*	Prima Meat Packers, Ltd.	460,000	682,036
	Pulstec Industrial Co., Ltd.	21,200	118,634
#	Q’Sai Co., Ltd.	70,100	654,463
	Raito Kogyo Co., Ltd.	110,600	514,173
	Rasa Industries, Ltd.	119,000	402,965
*	Renown D’urban Holdings, Inc.	72,800	755,577

15

#	Resorttrust, Inc.	64,700	1,801,004
	Rheon Automatic Machinery Co., Ltd.	40,000	142,338
	Rhythm Watch Co., Ltd.	344,000	740,386
	Ricoh Elemex Corp.	35,000	208,246
	Ricoh Leasing Co., Ltd.	67,700	1,810,039
	Right On Co., Ltd.	50,300	1,967,926
	Rikei Corp.	22,500	77,698
	Riken Corp.	210,000	1,044,576
	Riken Electric Wire Co., Ltd.	20,000	44,002
	Riken Keiki Co., Ltd.	33,000	227,281
	Riken Technos Corp.	133,000	613,220
	Riken Vitamin Co., Ltd.	47,500	1,367,658
#	Ringer Hut Co., Ltd.	38,300	436,709
	Rion Co., Ltd.	5,000	24,775
	Rock Field Co., Ltd.	25,300	407,549
	Rohto Pharmaceutical Co., Ltd.	108,000	1,341,993
	Roland Corp.	50,800	955,841
#	Roland DG Corp.	17,600	904,075
	Royal Co., Ltd.	88,000	1,115,363
	Ryobi, Ltd.	368,000	1,580,562
	Ryoden Trading Co., Ltd.	94,000	645,609
	Ryosan Co., Ltd.	73,700	1,829,458
	Ryoyo Electro Corp.	64,800	991,773
	S Foods, Inc.	60,000	460,876
* #	S Science Co., Ltd.	285,000	62,703
#	S.T. Chemical Co., Ltd.	60,000	796,059
*	Saeki Kensetsu Kogyo Co., Ltd.	71,000	101,196
#	Sagami Chain Co., Ltd.	44,000	401,951
	Sagami Co., Ltd.	66,000	255,692
	Sagami Rubber Industries Co., Ltd.	15,000	51,942
#	Saibu Gas Co., Ltd.	843,000	1,798,249
*	Sailor Pen Co., Ltd.	74,000	186,876
#	Saizeriya Co., Ltd.	107,500	1,680,266
	Sakai Chemical Industry Co., Ltd.	205,000	943,227
	Sakai Heavy Industries, Ltd.	60,000	169,313
*	Sakai Ovex Co., Ltd.	124,000	316,702
	Sakata Inx Corp.	136,000	813,086
	Sakata Seed Corp.	107,900	1,485,251
*	Sakurada Co., Ltd.	38,000	70,882
	Sala Corp.	67,500	369,332
	San-Ai Oil Co., Ltd.	155,000	696,862
	Sanden Corp.	323,000	1,758,054
#	Sanix, Inc.	73,400	502,720
	Sankei Building Co., Ltd.	102,000	632,256
	Sanki Engineering Co., Ltd.	172,000	1,365,602
	Sanko Co., Ltd.	12,000	84,714
	Sanko Metal Industrial Co., Ltd., Tokyo	54,000	125,521
	Sankyo Seiko Co., Ltd.	112,000	516,396
#	Sankyu, Inc., Tokyo	567,000	1,768,146
	Sanoh Industrial Co., Ltd.	70,000	500,861
#	Sanrio Co., Ltd.	162,200	1,551,559
	Sanritsu Corp.	5,400	47,264
	Sanshin Electronics Co., Ltd.	67,000	563,995
	Sanyo Chemical Industries, Ltd.	249,000	1,924,546

16

	Sanyo Denki Co., Ltd.	118,000	581,309
#	Sanyo Electric Credit Co., Ltd.	67,300	1,532,179
	Sanyo Engineering & Construction, Inc.	34,000	178,879
	Sanyo Industries, Ltd., Tokyo	48,000	140,042
#	Sanyo Shokai, Ltd.	284,000	1,616,415
	Sanyo Special Steel Co., Ltd.	362,000	914,176
* #	Sasebo Heavy Industries Co., Ltd., Tokyo	315,000	439,927
*	Sata Construction Co., Ltd., Gumma	61,000	73,522
#	Sato Corp.	67,000	1,631,098
	Sato Shoji Corp.	42,000	347,522
	Satori Electric Co., Ltd.	33,380	485,341
	Sawafugji Electric Co., Ltd.	31,000	94,595
*	Secom Joshinetsu Co., Ltd.	24,800	633,403
	Secom Techno Service Co., Ltd.	26,500	1,013,966
	Seibu Electric Industry Co., Ltd.	31,000	171,399
#	Seijo Corp.	17,400	307,920
	Seika Corp.	145,000	377,272
*	Seikitokyu Kogyo Co., Ltd.	86,000	126,688
	Seiko Corp.	227,407	1,215,999
#	Seiren Co., Ltd.	128,000	1,060,341
	Sekisui Jushi Co., Ltd.	97,000	648,584
	Sekisui Plastics Co., Ltd.	191,000	761,881
	Sekonic Corp.	17,000	44,720
	Senko Co., Ltd.	226,000	886,359
	Senshu Electric Co., Ltd.	15,300	279,832
	Senshukai Co., Ltd.	95,000	835,135
	Shaddy Co., Ltd.	38,800	400,099
#	Shibaura Mechatronics Corp.	96,000	976,162
	Shibusawa Warehouse Co., Ltd.	140,000	411,134
	Shibuya Kogyo Co., Ltd.	54,000	490,721
*	Shikibo, Ltd.	155,000	214,989
	Shikoku Chemicals Corp.	106,000	463,382
	Shikoku Coca-Cola Bottling Co., Ltd.	48,500	684,307
	Shimizu Bank, Ltd.	19,000	954,180
	Shin Nippon Air Technologies Co., Ltd.	41,480	332,903
	Shinagawa Refractories Co., Ltd.	131,000	478,688
* #	Shindengen Electric Manufacturing Co., Ltd.	148,000	511,077
	Shin-Etsu Polymer Co., Ltd.	188,000	1,501,626
	Shinkawa, Ltd.	39,900	906,471
	Shin-Keisei Electric Railway Co., Ltd.	97,000	346,097
	Shinki Co., Ltd.	158,100	1,430,673
#	Shinko Electric Co., Ltd.	284,000	842,166
	Shinko Plantech Co., Ltd.	56,000	147,312
	Shinko Shoji Co., Ltd.	36,000	277,559
	Shin-Kobe Electric Machinery Co., Ltd.	97,000	425,894
	Shinmaywa Industries, Ltd.	238,000	1,129,214
	Shinsho Corp.	139,000	335,068
#	Shinwa Kaiun Kaisha, Ltd.	326,000	1,122,632
	Shinyei Kaisha	54,000	146,700
	Shiraishi Corp.	25,000	40,654
	Shiroki Co., Ltd.	179,000	465,736
	Shizuki Electric Co., Inc.	47,000	142,070
	Shizuokagas Co., Ltd.	137,000	577,932
*	Sho-Bond Corp.	54,900	472,117

17

	Shobunsha Publications, Inc.	35,200	510,794
#	Shochiku Co., Ltd.	215,000	1,511,622
	Shoei Co., Ltd.	28,800	496,438
	Shoei Foods Corp.	35,000	223,981
#	Shoko Co., Ltd.	183,000	355,357
	Shokusan Bank, Ltd.	98,000	342,166
	Showa Aircraft Industry Co., Ltd.	67,000	496,700
	Showa Corp.	39,500	562,235
#	Showa Electric Wire & Cable Co., Ltd., Kawasaki	424,000	592,156
	Showa Highpolymer Co., Ltd.	86,000	282,992
	Showa Mining Co., Ltd.	66,000	245,590
	Showa Sangyo Co., Ltd.	358,000	999,962
	Showa Tansan Co., Ltd.	31,000	115,946
#	Siix Corp.	18,000	224,182
	Silver Ox Inc.	30,000	71,456
* #	Silver Seiko, Ltd.	228,000	93,782
	Simree Co., Ltd.	11,700	51,818
	Sinanen Co., Ltd.	160,000	823,417
	Sintokogio, Ltd., Nagoya	116,000	858,848
	SK Japan Co., Ltd.	8,250	70,315
	SMK Corp.	157,000	770,432
* #	Snow Brand Milk Products Co., Ltd.	501,000	1,624,632
	Snow Brand Seed Co., Ltd.	30,000	143,199
	SNT Corp.	31,000	179,405
	Soda Nikka Co., Ltd.	35,000	119,524
	Sodick Co., Ltd.	97,000	883,337
	Sofmap Co., Ltd.	9,300	45,014
#	Software Research Associates, Inc.	15,100	396,494
	Sogo Medical Co., Ltd.	8,800	144,787
*	Sokkisha Co., Ltd.	40,000	125,120
	Somar Corp.	22,000	76,392
	Sonton Food Industry Co., Ltd.	33,000	404,056
	Sorun Corp.	51,000	346,862
#	Sotetsu Rosen Co., Ltd.	44,000	258,848
	Sotoh Co., Ltd.	12,000	228,429
	Space Co., Ltd.	29,180	307,040
* #	SPC Electronics Corp.	29,000	120,117
	SPK Corp.	7,800	120,872
	SS Pharmaceutical Co., Ltd., Tokyo	260,000	1,835,470
	Star Micronics Co., Ltd.	112,000	1,051,004
	Starzen Corp.	169,000	497,915
#	Stella Chemifa Corp.	23,900	490,391
	Subaru Enterprise Co., Ltd.	36,000	119,151
#	Sugi Pharmacy Co., Ltd.	48,100	1,348,125
	Sugimoto & Co., Ltd.	13,500	219,533
#	Sumida Corp.	38,549	1,019,590
	Suminoe Textile Co., Ltd.	122,000	266,080
* #	Sumitomo Coal Mining Co., Ltd.	281,500	452,382
	Sumitomo Densetsu Co., Ltd.	69,800	363,889
#	Sumitomo Light Metal Industries, Ltd.	635,000	1,178,401
*	Sumitomo Mitsui Construction Co., Ltd.	413,600	462,896
	Sumitomo Pipe & Tube Co., Ltd.	52,000	239,755
	Sumitomo Precision Products Co., Ltd., Amagasaki City	84,000	363,995
	Sumitomo Seika Chemicals Co., Ltd.	125,000	392,194

18

* #	Sumitomo Titanium Corp.	17,500	1,590,300
#	Sumitomo Warehouse Co., Ltd.	292,000	1,639,602
	Sun Wave Corp.	96,000	400,383
	Sundrug Co., Ltd.	6,400	235,087
	SunTelephone Co., Ltd.	67,000	444,146
#	Suruga Corp.	19,300	465,238
*	Suzutan Co., Ltd.	13,200	93,564
	SXL Corp.	129,000	245,562
#	T.Hasegawa Co., Ltd.	89,400	1,496,556
	Tabai Espec Corp.	41,000	455,730
#	Tachihi Enterprise Co., Ltd.	29,550	1,444,428
	Tachikawa Corp.	32,300	210,101
	Tachi-S Co., Ltd.	54,800	775,294
	Tadano, Ltd.	260,000	1,255,979
	Taihei Dengyo Kaisha, Ltd.	84,000	518,271
*	Taihei Kogyo Co., Ltd.	151,000	561,881
* #	Taiheiyo Kouhatsu, Inc.	90,000	183,375
	Taiho Kogyo Co., Ltd.	50,400	549,126
	Taikisha, Ltd.	97,000	1,414,081
	Taisei Lamick Co., Ltd.	11,300	292,931
	Taisei Rotec Corp.	140,000	321,408
	Taito Co., Ltd.	97,000	295,992
#	Taito Corp.	713	900,287
	Takada Kiko Co., Ltd.	31,000	191,860
	Takagi Securities Co., Ltd.	94,000	333,595
#	Takamatsu Corp.	41,000	1,800,172
	Takano Co., Ltd.	28,700	457,652
*	Takaoka Electric Manufacturing Co., Ltd., Tokyo	194,000	426,822
*	Taka-Q Co., Ltd.	34,500	102,965
#	Takara Co., Ltd.	224,000	1,182,782
	Takara Printing Co., Ltd.	17,050	149,395
	Takara Standard Co., Ltd.	46,000	297,015
*	Takarabune Corp.	26,000	249
	Takasago International Corp.	199,000	1,136,436
	Takasago Thermal Engineering Co., Ltd.	189,000	1,352,324
	Takashima & Co., Ltd.	60,000	170,461
	Takigami Steel Construction Co., Ltd.	50,000	382,629
	Takiron Co., Ltd.	147,000	710,111
#	Takuma Co., Ltd.	177,000	1,474,718
	Tamura Corp.	139,000	562,435
*	Tamura Taiko Holdings, Inc.	131,000	839,583
	Tanseisha Co., Ltd.	26,000	114,655
	Tasaki Shinju Co., Ltd.	70,000	296,633
	Tateho Chemical Industries Co., Ltd.	26,500	124,211
	Tatsuta Electric Wire & Cable Co., Ltd.	137,000	323,694
	Taya Co., Ltd.	5,000	42,424
	Tayca Corp.	96,000	305,797
* #	TC Properties Co., Ltd.	579,000	0
#	TCM Corp.	176,000	503,386
*	TDF Corp.	11,000	57,346
* #	Teac Corp.	113,000	196,729
	Techno Ryowa, Ltd.	32,200	224,852
	Tecmo, Ltd.	46,600	399,849
#	Teikoku Hormone Manufacturing Co., Ltd.	44,000	458,772

19

#	Teikoku Piston Ring Co., Ltd.	70,000	836,331
	Teikoku Sen-I Co., Ltd.	39,000	185,412
	Teikoku Tsushin Kogyo Co., Ltd.	89,000	386,512
	Tekken Corp.	289,000	541,840
#	Ten Allied Co., Ltd.	37,000	148,651
	Tenma Corp.	71,100	1,431,658
	Teraoka Seisakusho Co., Ltd.	37,000	379,061
	Tetra Co., Ltd., Tokyo	64,000	279,166
*	The Daito Bank, Ltd.	232,000	446,068
	The Nisshin Oillio Group, Ltd.	346,000	1,840,214
	Three F Co., Ltd.	12,200	103,631
	Tigers Polymer Corp.	27,000	174,593
*	Titan Kogyo KK	36,000	89,191
	TKC Corp.	62,500	1,101,851
	Toa Corp.	392,000	903,692
#	Toa Doro Kogyo Co., Ltd.	92,000	330,017
	Toa Oil Co., Ltd.	181,000	372,250
*	Toabo Corp.	73,000	92,874
	Toagosei Co., Ltd.	544,719	1,959,196
*	Tobu Store Co., Ltd.	71,000	169,112
	TOC Co., Ltd.	139,000	1,223,264
* #	Tocalo Co., Ltd.	14,000	616,032
	Tochigi Bank, Ltd.	240,000	1,400,421
	Tochigi Fuji Industrial Co., Ltd.	51,000	145,868
	Toda Kogyo Corp.	84,000	432,294
	Todentu Corp.	57,000	180,476
	Toei Co., Ltd.	327,000	1,845,514
	Toenec Corp.	198,000	973,522
	Tohcello Co., Ltd.	67,000	387,105
	Toho Bank, Ltd.	340,000	1,421,274
	Toho Co., Ltd.	51,000	408,820
* #	Toho Rayon Co., Ltd.	294,000	1,003,998
	Toho Real Estate Co., Ltd.	98,000	439,659
	Toho Titanium Co., Ltd.	61,000	1,913,909
#	Toho Zinc Co., Ltd.	241,000	749,235
#	Tohoku Bank, Ltd.	117,000	320,088
	Tohoku Misawa Homes Co., Ltd.	24,000	88,158
#	Tohoku Pioneer Corp.	38,000	674,287
	Tohoku Telecommunications Construction Co., Ltd.	42,000	400,957
*	Tohpe Corp.	36,000	70,595
	Tohto Suisan Co., Ltd.	54,000	191,123
#	Tokai Carbon Co., Ltd.	435,000	1,747,656
#	Tokai Corp.	138,000	575,550
*	Tokai Kanko Co., Ltd.	333,000	124,230
	Tokai Konetsu Kogyo Co., Ltd.	15,000	69,447
*	Tokai Lease Co., Ltd.	18,000	48,728
#	Tokai Pulp & Paper Co., Ltd.	121,000	431,729
	Tokai Senko KK, Nagoya	47,000	109,250
	Tokai Tokyo Securities Co., Ltd.	554,250	1,908,647
	Tokimec, Inc.	152,000	322,786
	Toko Electric Corp.	72,000	441,477
	Toko, Inc.	195,000	628,611
	Tokushima Bank, Ltd.	143,200	986,264
#	Tokushu Paper Manufacturing Co., Ltd.	94,000	453,185

20

	Tokyo Biso Kogyo Corp.	19,000	167,209
	Tokyo Denpa Co., Ltd.	11,000	146,681
	Tokyo Dome Corp.	314,000	1,624,967
	Tokyo Electron Device, Ltd.	171	503,807
	Tokyo Energy & Systems, Inc.	77,000	405,108
	Tokyo Kikai Seisakusho, Ltd.	172,000	552,822
#	Tokyo Leasing Co., Ltd.	130,200	1,528,175
#	Tokyo Nissan Auto Sales Co., Ltd.	97,000	299,703
	Tokyo Rakutenchi Co., Ltd.	126,000	496,575
*	Tokyo Rope Manufacturing Co., Ltd.	337,000	699,531
	Tokyo Sangyo Co., Ltd.	36,500	151,181
	Tokyo Soir Co., Ltd.	34,000	112,206
* #	Tokyo Tekko Co., Ltd.	85,000	344,748
#	Tokyo Theatres Co., Inc., Tokyo	116,000	223,034
	Tokyo Tomin Bank, Ltd.	80,500	2,056,007
#	Tokyotokeiba Co., Ltd.	577,000	1,208,753
	Tokyu Community Corp.	26,800	485,804
#	Tokyu Livable Inc.	31,700	1,037,058
	Tokyu Recreation Corp.	63,000	356,160
	Tokyu Store Chain Corp.	175,000	880,524
	Toli Corp.	106,000	278,841
	Tomato Bank, Ltd.	220,000	614,502
	Tomen Electronics Corp.	16,800	887,086
#	Tomoe Corp.	65,000	286,015
	Tomoegawa Paper Co., Ltd.	55,000	202,028
	Tomoku Co., Ltd.	177,000	501,167
#	Tomy Co., Ltd.	42,000	724,373
	Tonami Transportation Co., Ltd.	185,000	631,768
#	Topcon Corp.	93,000	1,370,002
	Topre Corp.	107,000	858,743
	Topy Industries, Ltd.	456,000	1,797,130
	Torigoe Co., Ltd.	48,000	277,329
	Torii Pharmaceutical Co., Ltd.	58,200	1,363,976
#	Torishima Pump Manufacturing Co., Ltd., Osaka	47,000	288,636
	Tose Co., Ltd.	12,200	171,902
#	Toshiba Ceramics Co., Ltd.	350,000	1,148,364
	Toshiba Machine Co., Ltd.	345,000	1,788,693
	Toshiba Plant Kensetsu Co., Ltd.	203,000	1,114,616
	Tosho Printing Co., Ltd.	156,000	578,994
	Totenko Co., Ltd.	35,000	129,233
	Totetsu Kogyo Co., Ltd.	53,000	219,524
* #	Totoku Electric Co., Ltd., Tokyo	62,000	138,779
	Tottori Bank, Ltd.	182,000	631,969
#	Touei Housing Corp.	60,740	1,440,934
	Toukei Computer Co., Ltd.	14,710	187,850
	Towa Bank, Ltd.	485,000	1,243,352
*	Towa Corp.	33,000	250,010
	Towa Meccs Corp.	75,000	87,526
* #	Towa Real Estate Development Co., Ltd.	112,000	406,046
* #	Toyama Chemicals Co., Ltd.	395,000	1,722,977
	Toyo Bussan Co., Ltd.	30,600	300,907
*	Toyo Communication Equipment Co., Ltd.	108,000	524,813
*	Toyo Construction Co., Ltd.	541,000	662,407
#	Toyo Corp.	65,100	792,110

21

	Toyo Electric Co., Ltd.	91,000	390,846
*	Toyo Engineering Corp.	473,000	1,551,932
*	Toyo Kanetsu KK	261,000	461,881
	Toyo Kohan Co., Ltd.	199,000	854,706
#	Toyo Radiator Co., Ltd.	146,000	629,864
	Toyo Securities Co., Ltd.	153,000	703,970
*	Toyo Shutter Co., Ltd.	77,000	124,479
* #	Toyo Sugar Refining Co., Ltd.	60,000	122,824
	Toyo Tire & Rubber Co., Ltd.	445,000	1,562,225
	Toyo Wharf & Warehouse Co., Ltd.	150,000	340,061
#	Trans Cosmos, Inc.	53,800	1,929,883
	Trusco Nakayama Corp.	75,500	1,299,259
	Tsubaki Nakashima Co., Ltd.	101,500	1,368,998
	Tsubakimoto Chain Co.	411,000	1,828,152
	Tsubakimoto Kogyo Co., Ltd.	44,000	124,163
	Tsudakoma Corp.	124,000	393,801
	Tsugami Corp.	188,000	701,358
	Tsukamoto Co., Ltd.	44,000	97,226
	Tsukishima Kikai Co., Ltd.	102,000	897,647
	Tsurumi Manufacturing Co., Ltd.	53,000	450,708
	Tsutsumi Jewelry Co., Ltd.	40,100	1,079,792
	Tsutsunaka Plastic Industry Co., Ltd.	92,000	488,425
	Tsuzuki Denki Co., Ltd.	36,000	140,501
	Tsuzuki Densan Co., Ltd.	14,200	84,896
	TYK Corp.	67,000	211,498
	U.Store Co., Ltd.	55,600	491,965
	Ube Material Industries, Ltd.	144,000	417,371
	Uchida Yoko Co., Ltd.	101,000	485,967
	Ueki Corp.	47,000	130,381
#	Unicafe, Inc.	10,360	161,534
	Unimat Offisco Corp.	37,500	468,481
#	Union Tool Co.	44,800	1,465,621
* #	Unitika, Ltd.	1,067,000	1,275,827
	U-Shin, Ltd.	40,000	322,173
	Utoc Corp.	68,000	229,615
#	Valor Co., Ltd.	40,000	1,017,792
	Vital-Net, Inc.	85,600	667,343
	Wakachiku Construction Co., Ltd.	251,000	636,264
	Wakamoto Pharmaceutical Co., Ltd.	48,000	171,724
	Wakodo Co., Ltd.	4,600	255,213
#	Warabeya Nichiyo Co., Ltd.	28,560	635,183
	Watabe Wedding Corp.	18,900	399,550
#	Watami Food Service Co., Ltd.	82,100	761,000
	Weathernews, Inc.	15,800	126,352
*	Wondertable, Ltd.	8,000	10,943
	Wood One Co., Ltd.	94,000	743,620
	Xebio Co., Ltd.	21,100	617,620
	XNET Corp.	57	158,667
	Yahagi Construction Co., Ltd.	75,000	289,841
	Yaizu Suisankagaku Industry Co., Ltd.	27,500	341,711
	Yamagata Bank, Ltd.	365,000	1,770,184
	Yamaichi Electronics Co., Ltd.	34,000	393,534
	Yamamura Glass Co., Ltd.	250,000	703,080
	Yamatake Corp.	153,700	1,876,040

22

*	Yamatane Corp.	175,000	296,298
	Yamato Corp.	50,000	290,319
	Yamato International, Inc.	43,000	273,532
	Yamato Kogyo Co., Ltd.	118,000	1,598,316
	Yamaura Corp.	19,000	53,979
	Yamazen Co., Ltd.	160,000	561,699
	Yaoko Co., Ltd.	46,100	974,565
#	Yaskawa Information Systems Corp.	11,700	122,327
	Yasuda Warehouse Co., Ltd.	61,000	469,141
	Ye Data, Inc.	25,000	83,939
	Yellow Hat, Ltd., Tokyo	49,200	443,807
	Yodogawa Steel Works, Ltd.	338,000	1,952,860
	Yokogawa Bridge Corp.	85,400	615,135
#	Yokohama Reito Co., Ltd.	92,000	706,677
	Yokowo Co., Ltd.	38,000	426,746
	Yomeishu Seizo Co., Ltd.	60,000	482,112
	Yomiuri Land Co., Ltd.	157,000	563,182
	Yondenko Corp.	80,800	479,204
	Yonekyu Corp.	58,000	701,837
	Yonex Co., Ltd.	41,000	419,256
	Yorozu Corp.	34,100	322,929
	Yoshimoto Kogyo Co., Ltd.	79,000	869,045
	Yuasa Funashoku Co., Ltd.	69,000	196,690
*	Yuasa Trading Co., Ltd.	376,000	694,165
*	Yuken Kogyo Co., Ltd.	83,000	276,296
	Yuki Gosei Kogyo Co., Ltd.	31,000	120,394
#	Yukiguni Maitake Co., Ltd.	60,580	319,300
	Yuraku Real Estate Co., Ltd.	116,000	493,782
	Yurtec Corp.	161,000	914,808
#	Yushin Precision Equipment Co., Ltd.	25,740	461,665
	Yushiro Chemical Industry Co., Ltd.	28,000	616,032
*	Z- Plus Holdings Co., Ltd.	52,000	169,122
	Zenrin Co., Ltd.	70,500	1,058,781
#	Zensho Co., Ltd.	26,700	919,457
#	Zeria Pharmacetical Co., Ltd.	89,000	927,970
	Zuken, Inc.	51,100	554,797
TOTAL COMMON STOCKS (Cost $705,925,404)			755,054,808

INVESTMENT IN CURRENCY — (0.3%)
*	Japanese Yen		3,525,105
(Cost $3,502,505)

RIGHTS/WARRANTS — (0.0%)
*	Kanematsu Corp. Warrants 03/31/06	20,125	0
(Cost $0)
TOTAL — JAPAN (Cost $709,427,909)			758,579,913

23

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (22.7%)

Repurchase Agreement, Deutsche Bank Securities & Mihuzo Securities USA 2.61%, 03/01/05 (Collateralized by $214,543,319 U.S. Treasury Note 2.38%, 01/25/25 & STRIPS maturities ranging from 05/12/05 to 05/26/05, valued at $217,860,579) to be repurchased at $214,876,239 (Cost $214,860,579)	$214,861	214,860,579

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $7,412,000 FNMA Notes 2.95%, 11/14/07, valued at $7,458,325) to be repuchased at $7,348,484 (Cost $7,348,000)	7,348	7,348,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $222,208,579)		222,208,579

TOTAL INVESTMENTS - (100.0%) (Cost $931,636,488)††		$980,788,492

†	See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $934,905,426.

24

THE PACIFIC RIM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

AUSTRALIA — (42.8%)
COMMON STOCKS — (42.5%)
	A.I., Ltd.	129,195	$16,892
	A.P. Eagers, Ltd.	26,648	147,811
	AAV, Ltd.	192,653	235,093
#	ABB Grain, Ltd.	335,282	1,745,499
	ABC Learning Centres, Ltd.	353,727	1,561,232
*	Acclaim Exploration NL	435,905	12,780
*	Adacel Technologies, Ltd.	113,249	31,408
	ADCorp Australia, Ltd.	123,389	107,551
	Adelaide Bank, Ltd.	221,637	1,898,506
	Adelaide Brighton, Ltd.	1,298,252	1,645,974
#	Adsteam Marine, Ltd.	642,117	910,775
	Adtrans Group, Ltd.	32,047	91,418
*	Agenix, Ltd.	267,186	86,804
*	AGT Biosciences, Ltd.	261,684	124,415
*	Ainsworth Game Techology, Ltd.	314,923	204,627
	AJ Lucas Group, Ltd.	85,235	120,897
	Alesco Corp., Ltd.	161,404	1,080,725
*	Alkane Exploration, Ltd.	185,165	32,279
*	Allegiance Mining NL	301,699	34,665
*	Altium, Ltd.	162,100	43,672
	Amalgamated Holdings, Ltd.	320,951	1,068,150
	Amcom Telecommunications, Ltd.	596,711	87,474
*	Amity Oil NL	372,573	194,850
*	Amrad Corp., Ltd.	211,023	86,952
*	Anadis, Ltd.	136,900	45,561
*	Anateus Energy, Ltd.	193,687	14,273
	Ansell, Ltd.	19,924	159,614
	ARB Corporation, Ltd.	151,288	456,745
*	Arc Energy NL	459,772	732,289
	Ariadne Australia, Ltd.	277,334	81,311
*	Arrow Pharmaceuticals, Ltd.	157,495	1,622,386
	Aspen Group, Ltd.	20,071	3,340
*	Atlas Pacific, Ltd.	82,585	14,724
	AuIron Energy, Ltd.	120,878	262,447
	Ausdrill, Ltd.	172,389	87,425
	Ausmelt, Ltd.	36,118	10,303
	Auspine, Ltd.	115,651	353,737
*	Austal, Ltd.	444,288	668,902
*	Austar United Communications, Ltd.	2,776,175	1,847,865
#	Austereo Group, Ltd.	950,689	1,205,320
	Austin Group, Ltd.	70,265	56,235
# *	Austral Coal, Ltd.	468,114	445,120
	Australian Agricultural Co., Ltd.	465,060	678,064

1

*	Australian Magnesium Corp., Ltd.	332,383	3,951
	Australian Pharmaceutical Industries, Ltd.	613,267	1,477,295
#	Australian Pipeline Trust	669,598	2,117,050
# *	Australian Worldwide Exploration, Ltd.	719,913	969,780
	Auto Group, Ltd.	41,309	21,277
*	Autron Corporation, Ltd.	989,247	133,259
	AV Jennings Homes, Ltd.	496,066	554,246
	Avatar Industries, Ltd.	195,019	163,805
*	Avexa, Ltd.	67,761	12,350
*	Ballarat Goldfields NL	1,665,281	263,914
#	Bank of Queensland, Ltd.	234,197	1,874,333
	Baxter Group, Ltd.	89,652	420,558
#	BayCorp Advantage, Ltd.	538,318	1,211,438
	Beach Petroleum NL	1,920,078	882,452
*	Beaconsfield Gold NL	89,078	26,117
	Bendigo Bank, Ltd.	325,648	2,528,824
*	Bendigo Mining NL	542,123	446,761
*	Betcorp, Ltd.	273,622	50,952
*	Beyond International, Ltd.	61,256	19,416
*	Biota Holdings, Ltd.	265,336	92,511
	Blackmores, Ltd.	37,565	424,172
*	Blina Diamonds, Ltd.	13,703	2,932
	Bolnisi Gold NL	288,627	141,799
*	Boulder Group NL	717,587	102,351
*	BQT Solutions, Ltd.	179,898	37,776
	Brazin, Ltd.	273,219	504,442
	BreakFree, Ltd.	92,162	317,677
	Bridgestone Australia, Ltd.	66,100	174,941
*	Broadcast Services Australia, Ltd.	337,438	80,216
*	Buka Mineral, Ltd.	210,323	49,998
	Cabcharge Austalia, Ltd.	267,963	961,872
	Campbell Brothers, Ltd.	92,785	705,819
	Candle Australia, Ltd.	67,821	126,292
*	Cape Range Wireless, Ltd.	3,581,304	144,729
*	Capral Aluminium, Ltd.	230,306	350,389
*	Carpenter Pacific Resources, Ltd.	225,546	44,681
	CDS Technologies, Ltd.	61,294	128,709
	Cedar Woods Properties, Ltd.	77,414	141,702
*	Cellestis, Ltd.	220,327	522,015
	Cellnet Telecommunications Group, Ltd.	91,100	118,388
*	Centamin Egypt, Ltd.	996,437	276,352
#	Centennial Coal, Ltd.	464,685	1,620,151
	Central Equity, Ltd.	183,928	301,691
*	Charters Towers Gold Mines, Ltd.	727,142	74,904
# *	Chemeq, Ltd.	166,742	155,909
	Chiquita Brands South Pacific, Ltd.	337,586	222,027
	Circadian Technologies, Ltd.	64,591	100,828
	Citect Corp., Ltd.	109,822	86,153
*	Climax Mining, Ltd.	870,299	86,203
# *	Clough, Ltd.	1,021,697	429,084
	Clover Corp., Ltd.	269,348	52,291
*	Cluff Resources Pacific NL	911,746	17,339
	CMI, Ltd.	81,810	116,687
*	CO2 Group, Ltd.	280,693	78,959

2

#	Coates Hire, Ltd.	486,074	1,779,461
	Coca-Cola Amatil, Ltd.	57,557	373,076
	Cochlear, Ltd.	124,836	2,878,571
	Coffey International, Ltd.	105,045	179,793
	Collection House, Ltd.	224,054	282,289
	Colorado Group, Ltd.	210,728	903,366
	Commander Communications, Ltd.	449,380	804,760
#	Consolidated Minerals, Ltd.	425,750	1,241,500
*	Coplex Resources NL	231,400	16,503
	Corporate Express Australia, Ltd.	449,830	2,120,848
	Count Financial, Ltd.	552,306	638,964
	Coventry Group, Ltd.	84,583	489,272
*	CPI, Ltd.	68,585	48,912
#	Crane Group, Ltd.	132,464	886,949
	Croesus Mining NL	798,235	322,586
*	Crown Diamonds NL	521,549	97,120
	Danks Holdings, Ltd.	10,425	104,499
#	DCA Group, Ltd.	509,294	1,396,332
	Devine, Ltd.	168,183	93,288
*	Dioro Exploraration NL	297,142	20,485
*	Dominion Mining, Ltd.	192,017	46,407
	Downer Group, Ltd.	680,378	2,701,047
*	Dragon Mining NL	709,605	143,384
*	E.R.G., Ltd.	1,647,173	391,566
*	Emporer Mines, Ltd.	324,668	133,779
	Energy Developments, Ltd.	305,556	903,116
*	Energy World Corp., Ltd.	325,630	5,677
#	Envestra, Ltd.	1,799,800	1,583,038
*	Environmental Solutions International, Ltd.	67,364	3,523
	Equigold NL	351,475	345,351
	Evans & Tate, Ltd.	160,542	133,574
*	Falcon Minerals, Ltd.	240,897	179,433
	Fantastic Holdings, Ltd.	185,528	646,854
	FKP, Ltd.	470,587	1,551,234
#	Fleetwood Corp., Ltd.	109,168	756,916
	Flight Centre, Ltd.	10,991	138,477
*	Forest Enterprises Australia, Ltd.	489,229	236,475
# *	Fortescue Metals Group, Ltd.	347,002	1,223,590
#	Funtastic, Ltd.	304,735	463,626
	Futuris Corp., Ltd.	1,236,179	2,017,868
	Gale Pacific, Ltd.	121,508	216,636
*	GasNet Australia Group	343,500	675,029
	Gazal Corp., Ltd.	101,046	294,653
*	Genetic Technologies, Ltd.	830,383	309,258
*	Geodynamics, Ltd.	174,778	213,281
*	Giants Reef Mining, Ltd.	1,400,196	77,666
	Globe International, Ltd.	882,836	269,330
*	Gold Aura, Ltd.	41,097	3,257
*	Goldstream Mining NL	151,648	49,268
	Gowing Bros., Ltd.	78,296	165,651
*	Gradipore, Ltd.	104,226	46,250
	Graincorp, Ltd. Series A	87,738	952,472
	Grand Hotel Group	473,257	300,007
	GRD NL	444,698	884,470

3

#	Great Southern Plantations, Ltd.	635,588	2,210,977
	Green’s Foods, Ltd.	193,688	127,387
#	GUD Holdings, Ltd.	141,527	737,920
#	Gunns, Ltd.	602,832	2,140,023
*	Gutnick Resources NL	17,866	1,416
	GWA International, Ltd.	698,010	1,631,653
*	Gympie Gold, Ltd.	302,445	0
# *	Hardman Resources NL	1,573,785	2,431,779
	Harvey World Travel, Ltd.	87,638	102,778
	Healthscope, Ltd.	257,599	849,144
	Henry Walker Eltin Group, Ltd.	463,214	181,690
*	Herald Resources, Ltd.	69,910	49,857
	HGL, Ltd.	87,018	133,079
#	Hills Industries, Ltd.	362,817	1,236,233
	Home Building Society, Ltd.	27,381	150,792
*	Horizon Oil NL	752,832	57,865
#	Housewares International, Ltd.	293,921	519,373
	HPAL, Ltd.	274,861	370,259
# *	Hutchison Telecommunications (Australia), Ltd.	1,455,265	380,540
	IBA Health, Ltd.	552,155	280,017
*	ICSGlobal, Ltd.	155,693	50,582
	IInet, Ltd.	192,656	500,726
	Iluka Resources, Ltd.	480,095	2,160,825
*	Imdex, Ltd.	135,662	24,187
	Incitec Pivot, Ltd.	86,784	1,334,091
*	Independent Practioner Network, Ltd.	457,414	13,048
*	Indophil Resources NL	518,540	201,336
#	Infomedia, Ltd.	696,356	358,665
	Institute of Drug Technology Australia, Ltd.	82,205	140,049
	Integrated Group, Ltd.	145,820	277,314
	Integrated Research, Ltd.	261,513	97,395
*	Intellect Holdings, Ltd.	967,267	26,060
*	Intermoco, Ltd.	1,067,459	60,901
*	International All Sports, Ltd.	58,815	15,613
	Investor Group, Ltd.	168,668	600,099
#	ION, Ltd.	419,349	309,031
# *	IOOF Holdings, Ltd.	104,916	598,575
	Iress Market Technology, Ltd.	251,350	844,479
#	IWL, Ltd.	81,474	209,174
*	Ixla, Ltd.	89,921	1,639
*	JB Hi-Fi, Ltd.	281,832	848,629
	JDV, Ltd.	123,805	100,065
#	Jones (David), Ltd.	991,093	1,484,295
	Jubilee Mines NL	285,790	1,175,326
	K&S Corp., Ltd.	128,017	347,941
*	Kagara Zinc, Ltd.	437,281	481,637
	Keycorp, Ltd.	156,412	209,460
*	Kids Campus, Ltd.	13,000	6,696
*	Kimberley Diamond Co. NL	274,068	195,454
*	Kings Mineral NL	516,989	102,415
	Kingsgate Consolidated NL	184,633	327,719
	Kresta Holdings, Ltd.	231,002	76,879
*	Lakes Oil NL	2,055,217	63,514
	Lemarne Corp., Ltd.	20,790	42,832

4

*	Leyshon Resources, Ltd.	103,357	28,665
*	Leyshon Resources, Ltd. Issue 05	7,950	0
	Lighting Corp., Ltd.	180,200	112,804
*	LionOre Mining International, Ltd.	54,417	318,657
*	Longreach Group, Ltd.	276,023	54,680
*	Lynas Gold NL	433,768	97,959
#	MacArthur Coal, Ltd.	337,199	1,683,336
	MacMahon Holdings, Ltd.	804,171	312,240
*	Macmin Silver, Ltd.	343,722	34,046
*	Macquarie Corporate Telecommunications, Ltd.	350,192	43,011
*	Macquarie Goodman Group	558,456	1,734,679
	Magellan Petroleum Australia, Ltd.	32,760	34,006
*	Magnesium International, Ltd.	656,061	34,311
*	Maryborough Sugar Factory, Ltd.	600	3,518
*	Matrix Oil NL	557,000	19,420
	MaxiTRANS Industries, Ltd.	482,299	347,778
#	McGuigan Simeon Wines, Ltd.	291,513	1,316,670
	McPherson’s, Ltd.	138,087	494,579
*	Medica Holdings, Ltd.	31,587	15,018
	Melbourne IT, Ltd.	83,305	87,794
# *	Metabolic Pharmaceuticals, Ltd.	700,000	532,492
# *	Metal Storm, Ltd.	956,640	155,398
#	Miller’s Retail, Ltd.	566,259	453,190
*	Minara Resources, Ltd.	1,158,539	1,689,167
#	Mincor Resources NL	333,960	203,765
	Monadelphous Group, Ltd.	40,803	370,204
*	Mosaic Oil NL	756,146	110,846
*	Multiemedia, Ltd.	3,014,095	69,263
*	MXL, Ltd.	512,804	33,727
	MYOB, Ltd.	896,995	902,688
	Namoi Cotton Cooperative, Ltd.	160,347	66,071
	National Can Industries, Ltd.	97,017	115,314
*	Norwood Abbey, Ltd.	326,063	131,770
*	Nova Health, Ltd.	162,859	34,198
*	Novera Energy, Ltd.	314,130	65,963
*	Novogen, Ltd.	223,016	874,753
	Nufarm, Ltd.	287,774	2,259,796
*	Nylex, Ltd.	1,960,108	636,807
	Oakton, Ltd.	162,978	207,921
#	Oamps, Ltd.	264,488	775,446
*	Occupational & Medical Innovations, Ltd.	31,208	12,859
*	Orbital Engine Corp., Ltd.	537,358	42,580
	OrotonGroup, Ltd.	76,854	138,241
*	Oxiana, Ltd.	2,856,763	2,082,601
#	Pacific Group, Ltd.	320,974	760,475
#	Pacific Hydro, Ltd.	378,635	1,296,130
# *	Paladin Resources, Ltd.	645,734	593,548
*	Palm Springs, Ltd.	222,804	23,834
*	Pan Pacific Petroleum NL	327,800	36,365
*	Panbio, Ltd.	58,078	13,806
*	Payce Consolidated, Ltd.	29,670	70,531
	Penfold Buscombe, Ltd.	85,065	152,336
*	People Telecom, Ltd.	535,431	74,248
	Peptech, Ltd.	379,247	471,809

5

*	Perilya Mines NL	386,030	342,597
*	Perseverance Corp., Ltd.	1,265,363	370,989
*	Petsec Energy, Ltd.	253,743	227,204
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	75,252
# *	PMP, Ltd.	761,276	1,170,275
*	Polartechnics, Ltd.	43,405	12,038
	Port Bouvard, Ltd.	108,200	108,887
*	Port Douglas Reef Resorts, Ltd.	251,655	19,941
	Portman, Ltd.	343,890	1,065,468
*	PowerTel, Ltd. Series B	175,372	186,213
*	Prana Biotechnology, Ltd.	195,424	77,427
*	Precious Metals Australia, Ltd.	12,727	1,210
*	Preston Resources NL	64,000	1,014
#	Primary Health Care, Ltd.	243,605	1,544,259
	Prime Television, Ltd.	294,381	723,129
*	Primelife Corp., Ltd.	215,916	200,177
*	Progen Industries, Ltd.	83,761	276,108
	Programmed Maintenance Service, Ltd.	167,811	430,834
# *	Psivida, Ltd.	467,864	378,150
	Queensland Cotton Holdings, Ltd.	64,879	236,486
*	Quiktrak Networks P.L.C. Entitlement Shares	23,875	0
*	Quiktrak Networks, Ltd.	7,401	586
	Ramsay Health Care, Ltd.	340,994	1,888,722
	Raptis Group, Ltd.	12,000	6,656
	Rebel Sport, Ltd.	173,512	357,476
*	Redfire Resources NL	859,797	200,984
# *	Redflex Holdings, Ltd.	230,706	691,027
	Reece Australia, Ltd.	221,183	2,285,459
*	Reinsurance Australia Corp., Ltd.	399,993	177,494
*	Reliance Mining, Ltd.	105,540	56,032
	Repcol, Ltd.	308,668	88,052
*	Resolute Mining, Ltd.	380,018	448,678
*	Resonance Health, Ltd.	29,264	4,870
	Ridley Corp., Ltd.	607,544	664,356
	Roberts, Ltd.	20,005	145,045
# *	Roc Oil Co., Ltd.	438,259	614,679
	Rock Building Society, Ltd.	25,092	79,929
	Ross Human Directions, Ltd.	121,481	89,523
	Rural Press, Ltd.	38,633	317,760
	S8, Ltd.	119,228	200,290
*	Sally Malay Mining, Ltd.	402,323	296,484
	Salmat, Ltd.	272,051	1,217,988
	Schaffer Corp., Ltd.	33,766	259,535
#	SDI, Ltd.	235,619	207,242
*	Sedimentary Holdings, Ltd.	577,321	109,793
	Select Harvests, Ltd.	104,710	771,641
*	Senetas Corp., Ltd.	746,923	210,111
	Servcorp, Ltd.	187,972	402,162
	Seven Network, Ltd.	354,582	2,121,328
	SFE Corp., Ltd.	334,655	2,545,732
	Sigma Co., Ltd.	343,947	2,221,228
*	Silex System, Ltd.	287,621	291,726
	Sims Group, Ltd.	150,718	2,158,079

6

# *	Sino Gold, Ltd.	276,623	460,311
*	Sirtex Medical, Ltd.	96,109	152,313
#	Skilled Engineering, Ltd.	192,393	403,998
	Smorgon Steel Group, Ltd.	2,054,374	2,148,808
	SMS Management & Technology, Ltd.	132,991	192,849
*	Sons of Gwalia, Ltd.	253,252	0
#	Southern Cross Broadcasting (Australia), Ltd.	133,970	1,495,762
*	Southern Pacific Petroleum NL	698,740	132,883
	SP Telecommunications, Ltd.	819,927	1,429,361
#	Spotless Group, Ltd.	506,709	1,995,534
*	St. Barbara Mines, Ltd.	375,500	19,936
	Star Games, Ltd.	219,830	275,225
*	Starpharma Holdings, Ltd.	258,219	180,059
*	Straits Resources, Ltd.	312,715	493,112
*	Strategic Minerals Corp. NL	358,100	32,632
*	Strathfield Group, Ltd.	492,553	62,448
*	Striker Resources NL	435,484	13,458
#	STW Communications Group, Ltd.	406,806	941,270
#	Sunland Group, Ltd.	519,166	950,303
	Sydney Aquarium, Ltd.	49,135	233,607
# *	Sydney Gas, Ltd.	661,636	393,210
	Symex Holdings, Ltd.	203,321	259,389
*	Taipan Resources NL	2,475,883	111,828
*	Tandou, Ltd.	3,410	4,458
*	Tap Oil, Ltd.	339,383	500,204
	Technology One, Ltd.	705,539	374,576
	Tectonic Resources NL	259,183	49,290
*	Television & Media Services, Ltd.	2,000,584	66,581
	Tempo Service, Ltd.	184,359	204,520
	Thakral Holdings Group	1,413,063	862,177
	Ticor, Ltd.	630,193	823,951
#	Timbercorp, Ltd.	551,027	916,930
*	Titan Resources NL	595,172	26,410
*	Tooth & Co., Ltd.	153,000	12,124
	Transfield Services, Ltd.	338,376	1,892,990
	Triako Resources, Ltd.	31,217	40,568
	Troy Resources NL	96,896	249,536
	Trust Company of Australia, Ltd.	75,179	607,632
	United Group, Ltd.	246,603	1,461,652
*	Unitract, Ltd.	147,406	95,780
*	Universal Resources, Ltd.	109,414	12,571
	UXC, Ltd.	297,944	207,760
	VeCommerce, Ltd.	13,680	18,970
# *	Ventracor, Ltd.	417,844	377,453
*	Victoria Petroleum NL	2,180,492	58,746
	Villa World, Ltd.	229,021	293,991
*	Village Roadshow, Ltd.	591,536	1,162,457
*	Virotec International NL	403,655	230,296
#	Vision Systems, Ltd.	418,958	381,779
*	Voicenet (Australia), Ltd.	495,284	7,457
	Volante Group, Ltd.	273,599	346,879
	Waterco, Ltd.	33,300	101,590
	Watpac, Ltd.	139,743	148,381
#	Wattyl, Ltd.	223,424	619,644

7

*	Webster, Ltd.	119,092	80,213
*	Wedgetail Exploration NL	1,413,422	63,840
*	Western Areas NL	259,360	404,868
	Wide Bay Capricorn Building Society, Ltd.	47,718	268,463
	Worley Group, Ltd.	398,370	1,957,142
*	Yates, Ltd.	60,281	2,341
TOTAL COMMON STOCKS (Cost $141,184,389)			180,028,201

INVESTMENT IN CURRENCY — (0.2%)
*	Australian Dollar		871,011
(Cost $832,284)

PREFERRED STOCKS — (0.1%)
	Southern Cross Broadcasting (Australia), Ltd.	11,744	130,842
*	Village Roadshow, Ltd. 2% Class A	55,477	87,920
TOTAL PREFERRED STOCKS (Cost $203,292)			218,762

RIGHTS/WARRANTS — (0.0%)
*	Axon Instruments, Inc. Options 01/02/07	16,148	0
(Cost $98)
TOTAL — AUSTRALIA (Cost $142,220,063)			181,117,974

HONG KONG — (23.5%)
COMMON STOCKS — (23.5%)
*	139 Holdings, Ltd.	6,200,000	39,749
	ABC Communications (Holdings), Ltd.	930,000	89,435
	Aeon Credit Service (Asia) Co., Ltd.	740,000	498,144
	ALCO Holdings, Ltd.	740,000	301,258
	Allan International Holdings, Ltd.	592,000	95,644
*	Allied Group, Ltd.	559,200	785,136
*	Allied Properties, Ltd.	802,600	581,449
*	Anex International Holdings, Ltd.	152,000	1,929
*	Applied International Holdings, Ltd.	1,243,000	20,719
*	APT Satellite Holdings, Ltd.	599,000	105,223
	Artel Solutions Group Holdings, Ltd.	2,315,000	51,946
	Arts Optical International Holdings, Ltd.	468,000	174,023
	Asia Aluminum Holdings, Ltd.	4,042,000	476,813
*	Asia Commercial Holdings, Ltd.	72,800	5,041
	Asia Financial Holdings, Ltd.	1,976,908	608,361
*	Asia Logistics Technologies, Ltd.	22,140	3,747
	Asia Satellite Telecommunications Holdings, Ltd.	360,000	655,473
	Asia Standard International Group, Ltd.	6,780,000	334,699
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	26,722
	Associated International Hotels, Ltd.	898,000	731,163
	Automated Systems Holdings, Ltd.	340,000	65,393
	Baltrans Holdings, Ltd.	376,000	145,840
*	Beijing Development (Hong Kong), Ltd.	166,000	20,008

8

	Bossini International Holdings, Ltd.	1,801,500	455,055
	Bright International Group, Ltd.	710,000	78,293
#	Cafe de Coral Holdings, Ltd.	672,000	753,948
*	Capital Prosper, Ltd.	480,000	3,385
*	Capital Strategic Investment, Ltd.	30,500	4,928
*	Cash Financial Services Group, Ltd.	27,018	561
*	Casil Telecommunications Holdings, Ltd.	1,420,000	75,561
*	Catic International Holdings, Ltd.	5,332,000	87,511
	CCT Telecom Holdings, Ltd.	472,970	77,020
	CEC International Holdings, Ltd.	210,000	4,658
*	Celestial Asia Securities Holdings, Ltd.	426,036	20,212
*	Central China Enterprises, Ltd.	210,400	16,457
#	Champion Technology Holdings, Ltd.	1,359,297	224,837
	Chaoda Modern Agriculture (Holdings), Ltd.	2,620,000	1,091,814
	Chen Hsong Holdings, Ltd.	1,210,000	744,716
	Cheuk Nang (Holdings), Ltd.	112,501	64,553
*	Cheung Tai Hong Holdings, Ltd.	100,920	7,893
	Chevalier International Holdings, Ltd.	441,482	492,489
	Chevalier Itech Holdings, Ltd.	355,250	46,918
*	China Aerospace International Holdings, Ltd.	3,384,000	206,105
*	China Bio-medical Group, Ltd.	415,000	7,982
*	China City Natural Gas Holdings, Ltd.	15,732,000	32,275
*	China Digicontent Co., Ltd.	2,710,000	3,475
	China Everbright International, Ltd.	3,945,000	278,211
*	China Everbright Technology, Ltd.	3,244,000	151,823
*	China Gas Holdings, Ltd.	2,026,000	405,255
	China Hong-Kong Photo Products Holdings, Ltd.	1,909,000	176,239
	China Insurance International Holdings Co., Ltd.	1,620,000	706,249
*	China Investments Holdings, Ltd.	210,000	4,524
*	China Merchants Dichain (Asia), Ltd.	7,160,000	76,200
*	China Motion Telecom International, Ltd.	257,000	10,051
	China Motor Bus Co., Ltd.	74,000	588,284
*	China Nan Feng Group, Ltd.	28,800	354
#	China National Aviation Co., Ltd.	3,202,000	710,283
	China Online (Bermuda), Ltd.	296,240	55,078
	China Pharmaceutical Enterprise and Investment Corp., Ltd.	1,802,000	479,443
	China Rare Earth Holdings, Ltd.	1,180,000	167,946
	China Resources Land, Ltd.	2,658,000	667,998
	China Resources Logic, Ltd.	3,796,000	462,396
*	China Rich Holdings, Ltd.	3,380,000	16,469
*	China Sci-Tech Holdings, Ltd.	2,786,000	9,645
*	China Star Entertainment, Ltd.	440,292	32,179
*	China Strategic Holdings, Ltd.	1,368,500	100,019
	China Travel International Investment, Ltd.	1,276,000	425,391
	Chinney Investments, Ltd.	1,144,000	111,482
*	Chitaly Holdings, Ltd.	214,000	192,077
#	Chow Sang Sang Holdings International, Ltd.	721,400	450,936
	Chuangs China Investments, Ltd.	1,347,000	82,903
	Chuang’s Consortium International, Ltd.	1,858,884	178,763
	Chun Wo Holdings, Ltd.	1,671,917	222,952
	Chung Tai Printing Holdings, Ltd.	548,000	92,751
*	CITIC 21CN Co., Ltd.	3,674,000	1,177,723
*	CITIC Resources Holdings, Ltd.	2,822,000	539,147
	City e Solutions, Ltd.	186,000	20,987

9

	City Telecom (H.K.), Ltd.	1,070,000	194,821
# *	Clear Media, Ltd.	529,000	491,765
*	Climax International Co., Ltd.	296,000	1,139
#	CNPC (Hong Kong), Ltd.	5,580,000	915,816
*	CNT Group, Ltd.	3,078,000	67,094
*	Coastal Greenland, Ltd.	2,440,000	75,087
	COFCO International, Ltd.	1,928,000	988,851
*	Compass Pacific Holdings, Ltd.	624,000	20,003
*	Computer & Technologies Holdings, Ltd.	432,000	55,946
	Continental Holdings, Ltd.	98,825	11,658
	Continental Mariner Investment Co., Ltd.	1,328,000	274,150
*	COSCO International Holdings, Ltd.	2,573,600	488,390
	Coslight Technology International Group, Ltd.	626,000	160,534
*	Cosmos Machinery Enterprises, Ltd.	1,126,400	62,105
*	Crocodile Garments, Ltd.	1,539,000	124,321
	Cross Harbour Tunnel Co., Ltd.	386,520	252,759
*	Culturecom Holdings, Ltd.	3,767,000	188,375
*	Dah Hwa International Holdings, Ltd.	1,062,000	96,682
*	Dan Form Holdings Co., Ltd.	2,386,600	168,309
*	Daqing Petroleum & Chemical Group, Ltd.	1,375,000	85,508
	Dickson Concepts International, Ltd.	498,300	900,894
*	Digital China Holdings, Ltd.	1,416,000	394,899
*	DVN Holdings, Ltd.	744,490	162,282
*	Dynamic Global Holdings, Ltd.	3,522,000	18,967
	Dynamic Holdings, Ltd.	244,000	45,991
	Easyknit International Holdings, Ltd.	282,860	7,290
*	Eforce Holdings, Ltd.	2,620,000	20,492
	Egana Jewelry & Pearls, Ltd.	331,789	65,090
#	Eganagoldfeil Holdings, Ltd.	2,017,235	439,713
*	Emperor Entertainment Hotel, Ltd.	475,000	115,721
	Emperor International Holdings, Ltd.	904,360	163,502
*	e-New Media Co., Ltd.	320,000	11,694
*	eSun Holdings, Ltd.	653,600	155,041
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	78,446
	Ezcom Holdings, Ltd.	72,576	1,675
	Fairwood Holdings, Ltd.	42,600	19,118
#	Far East Consortium International, Ltd.	1,968,680	896,122
*	Far East Hotels & Entertainment, Ltd.	1,853,000	149,686
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,041
*	First Natural Foods Holdings, Ltd.	295,000	22,317
	First Sign International Holdings, Ltd.	1,424,000	51,125
	Fong’s Industries Co., Ltd.	664,000	536,380
*	Forefront International Holdings, Ltd.	658,000	48,091
*	Fortuna International Holdings, Ltd.	9,344,000	45,528
*	Foundation Group, Ltd.	83,800	2,042
*	Founder Holdings, Ltd.	1,854,000	152,144
	Fountain Set Holdings, Ltd.	972,000	648,087
	Four Seas Frozen Food Holdings, Ltd.	347,184	51,639
	Four Seas Mercantile Holdings, Ltd.	592,000	204,951
*	Fujian Holdings, Ltd.	237,800	6,129
	Fujikon Industrial Holdings, Ltd.	532,000	90,725
*	Fushan Holdings, Ltd.	2,566,000	121,737
*	GeoMaxima Energy Holdings, Ltd.	5,810,000	67,047
	Giordano International, Ltd.	1,866,000	1,232,204

10

*	Global China Group Holdings, Ltd.	3,022,000	178,244
	Global Green Tech Group, Ltd.	1,336,000	113,061
*	Global Tech (Holdings), Ltd.	5,612,000	35,979
	Glorious Sun Enterprises, Ltd.	1,650,000	735,195
	Gold Peak Industries (Holdings), Ltd.	1,059,250	243,117
*	Goldbond Group Holdings, Ltd.	2,609,500	45,840
	Golden Meditech Company, Ltd.	1,473,802	298,580
	Golden Resources Development International, Ltd.	1,456,500	64,431
*	Gold-Face Holdings, Ltd.	2,003,600	138,729
	Goldlion Holdings, Ltd.	1,438,000	156,726
	Golik Holdings, Ltd.	930,500	34,600
*	GOME Electrical Appliances Holdings, Ltd.	570,000	529,879
	Good Fellow Group, Ltd.	3,488,000	80,503
*	Gorient Holdings, Ltd.	7,370	61
	Grande Holdings, Ltd.	432,000	412,671
*	Great Wall Cybertech, Ltd.	15,795,170	20,253
	Group Sense (International), Ltd.	2,062,000	182,432
	Guangdong Brewery Holdings, Ltd.	2,212,000	857,974
*	Guangnan Holdings, Ltd.	14,216,000	260,662
#	Guangzhou Investment Co., Ltd.	7,724,000	812,120
*	Guo Xin Group, Ltd.	3,640,000	32,204
*	Guorun Holdings, Ltd.	3,570,000	233,454
	GZI Transport, Ltd.	1,820,000	595,080
	Hang Fung Gold Technology, Ltd.	762,000	110,407
	Hang Ten Group Holdings, Ltd.	405,850	59,324
	Hanny Holdings, Ltd.	186,658	92,145
*	Hansom Eastern Holdings, Ltd.	3,473,235	16,923
	Harbour Centre Development, Ltd.	517,000	831,952
	Harbour Ring International Holdings, Ltd.	6,936,000	755,948
*	Hen Fung Holdings, Ltd.	1,740,000	40,159
	Henderson China Holdings, Ltd.	815,000	532,956
	Heng Tai Consumables Group, Ltd.	530,000	87,666
#	Hengan International Group Co., Ltd.	1,194,000	708,076
	High Fashion International, Ltd.	268,000	56,356
	HKR International, Ltd.	1,884,860	1,292,995
	Hon Kwok Land Investment Co., Ltd	572,535	157,835
	Hong Kong and Shanghai Hotels, Ltd.	638,500	581,277
	Hong Kong Catering Management, Ltd.	512,000	100,444
*	Hong Kong Construction Holdings, Ltd.	970,000	80,844
	Hong Kong Ferry (Holdings) Co., Ltd.	671,300	761,770
*	Hong Kong Parkview Group, Ltd.	1,130,000	72,446
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,621
	Hongkong Chinese, Ltd.	2,126,000	346,203
*	Hop Hing Holdings, Ltd.	660,265	27,938
	Hopson Development Holdings, Ltd.	1,246,000	790,837
*	Hsin Chong Construction Group, Ltd.	1,569,658	86,544
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	208,000	22,936
*	Huabao International Holdings, Ltd.	19,300	3,168
	Huafeng Textile International Group, Ltd.	248,000	21,305
*	Hualing Holdings, Ltd.	1,344,000	49,114
	Hung Hing Printing Group, Ltd.	684,122	530,705
*	Hycomm Wireless, Ltd.	4,709,000	50,719
	I-Cable Communications, Ltd.	2,155,000	766,786
*	I-China Holdings, Ltd.	375,756	9,877

11

	IDT International, Ltd.	4,028,486	852,294
*	Imagi International Holdings, Ltd.	137,400	17,618
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	63,355
*	Interchina Holdings Co., Ltd.	8,130,000	235,593
	International Bank of Asia, Ltd.	1,098,000	464,601
*	Inworld Group, Ltd.	3,054	8
	ITC Corp., Ltd.	466,157	53,197
	JCG Holdings, Ltd.	792,000	756,563
*	Jinhui Holdings Co., Ltd.	28,000	87,602
*	Joyce Boutique Holdings, Ltd.	514,000	40,862
*	Junefield Department Store Group, Ltd.	256,000	3,282
#	K Wah International Holdings, Ltd.	3,096,364	1,240,697
	K. Wah Construction Materials, Ltd.	2,455,075	2,518,365
*	Kader Holdings Co., Ltd.	545,600	12,033
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	53,187
	Karrie International Holdings, Ltd.	488,000	204,925
	Keck Seng Investments (Hong Kong), Ltd.	858,600	242,202
	Kee-Shing Holdings Co., Ltd.	886,000	90,884
	Kin Yat Holdings, Ltd.	586,000	60,111
	King Fook Holdings, Ltd.	1,000,000	76,933
*	King Pacific International Holdings, Ltd.	1,404,200	21,966
	Kingdee International Software Group Co., Ltd.	638,000	156,249
	Kingmaker Footwear Holdings, Ltd.	1,058,750	339,389
*	Kong Sun Holdings, Ltd.	2,198,000	7,046
	Kowloon Development Co., Ltd.	706,000	801,146
*	KPI Co., Ltd.	396,000	7,464
	KTP Holdings, Ltd.	560,400	39,521
	Kwoon Chung Bus Holdings, Ltd.	556,000	131,177
*	Lai Sun Development Co., Ltd.	7,592,000	135,312
*	Lai Sun Garment (International), Ltd.	2,325,000	155,021
	Lam Soon (Hong Kong), Ltd.	302,310	115,320
	Le Saunda Holdings, Ltd.	236,000	38,733
*	Leadership Publishing Group, Ltd.	250,511	1,285
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,962
	Lee & Man Holdings, Ltd.	566,000	97,975
	Lerado Group (Holding) Co., Ltd.	1,048,000	172,003
*	LifeTec Group, Ltd.	1,383,000	19,506
	Lippo, Ltd.	1,074,760	267,348
	Liu Chong Hing Bank, Ltd.	537,000	836,593
	Liu Chong Hing Investment, Ltd.	635,200	586,417
	Luk Fook Holdings (International), Ltd.	690,000	247,726
	Luks Industrial Group, Ltd.	645,555	96,019
	Lung Kee (Bermuda) Holdings, Ltd.	1,071,875	762,783
*	MACRO-LINK International Holdings, Ltd.	1,036,250	40,525
*	Mae Holdings, Ltd.	2,220,000	4,839
*	Magnificent Estates, Ltd.	8,368,000	159,872
*	Magnum International Holdings, Ltd.	300,000	4,154
	Mainland Headwear Holdings, Ltd.	410,000	159,028
*	Mansion House Group, Ltd.	1,820,000	32,671
	Matrix Holdings, Ltd.	402,000	124,998
*	Matsunichi Communications Holdings, Ltd.	388,000	133,082
*	Mei Ah Entertainment Group, Ltd.	1,142,000	46,858
	Melbourne Enterprises, Ltd.	45,500	177,941
*	Melco International Development, Ltd.	500,000	1,093,096

12

	Midas International Holdings, Ltd.	774,000	65,501
#	Midland Realty (Holding), Ltd.	1,110,000	633,354
*	Millennium Group, Ltd.	1,392,000	12,137
	Min Xin Holdings, Ltd.	753,200	161,284
	Miramar Hotel & Investment Co., Ltd.	607,000	976,779
*	Morning Star Resources, Ltd.	1,845,000	16,560
#	Moulin International Holdings, Ltd.	699,274	569,357
	Multi-Asia International Holdings, Ltd.	456,000	63,147
	Nanyang Holdings, Ltd.	137,500	159,557
	National Electronics Holdings, Ltd.	2,156,000	69,112
	Natural Beauty Bio-Technology, Ltd.	1,610,000	117,670
	New Island Printing Holdings, Ltd.	176,000	15,797
# *	New World China Land, Ltd.	1,807,600	782,240
*	New World Cyberbase, Ltd.	72,628	2,794
*	New World TMT, Ltd.	1,380,600	106,214
	Newocean Green Energy Holdings, Ltd.	393,120	58,976
*	Next Media, Ltd.	1,792,000	786,978
#	Ngai Lik Industrial Holdings, Ltd.	1,556,000	473,846
# *	Onfem Holdings, Ltd.	1,266,000	113,631
	Orient Power Holdings, Ltd.	804,000	62,885
*	Oriental Metals, Ltd.	711,780	282,925
	Oriental Press Group, Ltd.	2,680,000	910,635
	Oriental Watch Holdings, Ltd.	398,000	82,673
	Pacific Andes International Holdings, Ltd.	1,172,000	202,873
	Pacific Century Insurance Holdings, Ltd.	1,272,000	587,156
# *	Pacific Century Premium Developments, Ltd.	2,150,000	758,115
*	Pacific Plywood Holdings, Ltd.	4,430,000	22,721
	Paul Y. ITC Construction Holdings, Ltd.	2,309,062	732,782
	Peace Mark Holdings, Ltd.	1,138,022	287,462
	Pegasus International Holdings, Ltd.	226,000	32,166
	Perfectech International Holdings, Ltd.	571,450	47,627
	Pico Far East Holdings, Ltd.	1,190,000	167,843
	Playmates Holdings, Ltd.	2,223,000	518,770
	Pokfulam Development Co., Ltd.	234,000	93,013
*	Poly Investments Holdings, Ltd.	2,670,000	58,200
	Prime Success International Group, Ltd.	2,366,000	515,736
#	Proview International Holdings, Ltd.	944,000	194,877
# *	QPL International Holdings, Ltd.	1,191,000	181,728
	Quality Healthcare Asia, Ltd.	133,800	32,768
*	Rainbow International Holdings, Ltd.	3,054	8
	Raymond Industrial, Ltd.	605,400	201,827
*	Regal Hotels International Holdings, Ltd.	11,656,000	956,518
*	Rexcapital International Holdings, Ltd.	1,272,905	28,236
*	Riche Multi-Media Holdings, Ltd.	7,060,000	271,575
*	Rivera Holdings, Ltd.	3,620,000	120,683
*	Riverhill Holdings, Ltd.	4,072	56
	Road King Infrastructure, Ltd.	656,000	479,449
*	Roadshow Holdings, Ltd.	1,456,000	169,890
	S.A.S.Dragon Holdings, Ltd.	1,696,000	193,544
#	SA SA International Holdings, Ltd.	1,872,000	978,132
	Safety Godown Co., Ltd.	408,000	180,486
	Saint Honore Holdings, Ltd.	128,000	48,417
*	San Miguel Brewery Hong Kong, Ltd.	612,800	159,114
	SCMP Group, Ltd.	1,992,000	906,737

13

	Sea Holdings, Ltd.	832,000	304,041
*	Seapower Resources International, Ltd.	151,680	2,898
*	SEEC Media Group, Ltd.	2,550,000	127,517
	Shanghai Allied Cement, Ltd.	1,152,080	59,089
*	Shanghai Century Holdings, Ltd.	7,142,000	228,025
*	Shanghai Land Holdings, Ltd.	1,464,000	64,763
*	Shanghai Ming Yuan Holdings, Ltd.	3,090,000	320,928
#	Shanghai Real Estates, Ltd.	2,234,000	363,790
	Shaw Brothers Hong Kong, Ltd.	134,000	140,891
	Shell Electric Manufacturing (Holdings) Co., Ltd.	746,340	166,514
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	91,281
	Shenzhen International Holdings, Ltd.	13,502,500	519,397
	Shougang Concord Century Holdings, Ltd.	1,676,000	171,921
*	Shougang Concord Grand (Group), Ltd.	1,701,000	174,485
*	Shougang Concord International Enterprises Co., Ltd.	5,398,000	484,501
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	199,705
	Shui On Construction & Materials, Ltd.	468,000	615,083
*	Shun Ho Resources Holdings, Ltd.	483,000	33,443
*	Shun Ho Technology Holdings, Ltd.	1,037,452	78,484
	Silver Grant International Industries, Ltd.	2,087,000	1,070,400
*	Sincere Co., Ltd.	505,500	29,167
#	Singamas Container Holdings, Ltd.	838,000	628,585
	Sino Golf Holdings, Ltd.	438,000	71,887
*	Sinocan Holdings, Ltd.	350,000	1,750
*	Sino-I.com, Ltd.	23,783,158	478,777
	Sinolink Worldwide Holdings, Ltd.	3,933,600	625,426
	Sinopec Kantons Holdings, Ltd.	1,638,000	258,335
*	Skynet (International Group Holdings), Ltd.	976	151
	SNP Leefung Holdings, Ltd.	144,000	25,111
*	Softbank Investment International (Strategic), Ltd.	7,398,000	84,424
*	Solartech International Holdings, Ltd.	49,600	2,957
	South China Brokerage Co., Ltd.	4,872,000	99,327
	South China Industries, Ltd.	1,124,000	93,679
*	South Sea Holdings Co., Ltd.	27,550,000	169,561
	Southeast Asia Properties & Finance, Ltd.	263,538	37,846
	Starlight International Holdings, Ltd.	1,311,292	124,421
	Starlite Holdings, Ltd.	694,000	80,978
	Stelux Holdings International, Ltd.	1,307,702	125,757
	Styland Holdings, Ltd.	101,808	326
	Sun Hing Vision Group Holdings, Ltd.	358,000	174,434
	Sun Hung Kai & Co., Ltd.	2,048,600	630,423
*	Sun Innovation Holdings, Ltd.	1,420,360	12,566
*	Sun Media Group Holdings, Ltd.	9,814,000	26,426
*	Sunday Communications, Ltd.	4,441,000	318,884
	Sunway International Holdings, Ltd.	866,000	36,643
*	Suwa International Holdings, Ltd.	1,062,000	25,328
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	91,929
	Symphony Holdings, Ltd.	982,000	226,646
	Tack Fat Group International, Ltd.	1,472,000	200,068
*	Tack Hsin Holdings, Ltd.	542,000	29,883
	Tai Cheung Holdings, Ltd.	1,013,000	561,771
	Tai Fook Securities Group, Ltd.	590,000	90,781
	Tai Sang Land Development, Ltd.	471,984	149,784
	Tak Shun Technology Group, Ltd.	2,088,000	87,012

14

	Tak Sing Alliance Holdings, Ltd.	2,909,865	136,185
#	Tan Chong International, Ltd.	1,182,000	237,947
	TCC International Holdings, Ltd.	1,124,000	207,536
# *	TCL International Holdings, Ltd.	3,228,000	749,162
*	Technology Venture Holdings, Ltd.	586,000	11,722
*	Termbray Industries International (Holdings), Ltd.	2,304,900	143,337
	Tern Properties Co., Ltd.	61,200	17,656
	Texwinca Holdings, Ltd.	858,000	781,105
*	The Sun’s Group, Ltd.	17,004,000	21,803
*	Tian An China Investments Co., Ltd.	1,238,275	385,028
	Tian Teck Land, Ltd.	1,098,000	359,010
	Tianjin Development Holdings, Ltd.	1,118,000	487,399
*	Tingyi (Cayman Islands) Holding Corp.	3,714,000	895,290
*	Titan Petrochemicals Group, Ltd.	4,380,000	511,069
*	Tomorrow International Holdings, Ltd.	165,000	14,810
*	Tongda Group Holdings, Ltd.	1,020,000	25,896
	Tonic Industries Holdings, Ltd.	920,000	27,604
	Top Form International, Ltd.	1,586,000	462,646
*	Topsearch International (Holdings), Ltd.	204,000	29,558
*	Tristate Holdings, Ltd.	138,000	28,135
	Truly International Holdings, Ltd.	536,000	659,781
	Tungtex (Holdings) Co., Ltd.	788,000	351,111
*	Tysan Holdings, Ltd.	1,040,773	30,694
*	U-Cyber Technology Holdings, Ltd.	432,800	10,766
*	United Power Investment, Ltd.	1,664,000	68,276
*	Universal Holdings Ltd	2,770,000	48,659
*	Universe International Holdings, Ltd.	573,339	4,264
	U-Right International Holdings, Ltd.	2,040,000	116,400
	USI Holdings, Ltd.	928,999	262,061
	Van Shung Chong Holdings, Ltd.	359,335	47,918
*	Vanda Systems & Communications Holdings, Ltd.	7,846,000	477,866
	Varitronix International, Ltd.	534,293	592,597
	Veeko International Holdings, Ltd.	1,420,000	80,113
	Victory City International Holdings, Ltd.	855,350	315,316
*	Vital Biotech Holdings, Ltd.	470,000	18,682
#	Vitasoy International Holdings, Ltd.	1,423,000	415,098
	Wah Ha Realty Co., Ltd.	278,600	54,299
*	Wah Nam International Holdings, Ltd.	38,696	645
	Wai Kee Holdings, Ltd.	1,265,738	267,788
	Wang On Group, Ltd.	47,897	12,590
*	Wellnet Holdings, Ltd.	2,059,200	104,294
	Wheelock Properties, Ltd.	2,360,000	1,187,724
*	Winfoong International, Ltd.	1,210,000	61,284
	Wing On Co. International, Ltd.	565,000	778,791
	Wing Shan International, Ltd.	896,000	49,401
*	Winsan China Investment Group, Ltd.	1,296,000	44,868
*	Wisdom Venture Holdings, Ltd.	398,000	57,667
	Wong’s International (Holdings), Ltd.	737,641	86,070
*	Wonson International Holdings, Ltd.	4,040,000	18,131
	World Houseware (Holdings), Ltd.	605,700	20,969
	Y. T. Realty Group, Ltd.	965,000	136,108
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	155,790
*	Yanion International Holdings, Ltd.	118,000	9,835
*	Yaohan International Holdings, Ltd.	974,000	0

15

	Yau Lee Holdings, Ltd.	534,000	47,245
	YGM Trading, Ltd.	228,000	422,441
	Yip’s Chemical Holdings, Ltd.	674,000	198,770
	Yugang International, Ltd.	11,916,000	201,683
*	Yunnan Enterprises Holdings, Ltd.	240,000	12,002
*	Zhu Kuan Development Co., Ltd.	646,000	34,789
TOTAL COMMON STOCKS (Cost $103,340,897)			99,300,294

INVESTMENT IN CURRENCY — (0.0%)
*	Hong Kong Dollars		73,058
(Cost $73,051)

RIGHTS/WARRANTS — (0.0%)
# *	Champion Technology Holdings, Ltd. Warrants 02/16/06	265,877	9,546
*	China Credit Holdings Warrants 09/30/09	174,000	2,543
*	CITIC 21CN Co., Ltd. Rights 03/09/05	612,333	0
*	Pacific Andes International Holdings, Ltd. Warrants 07/31/06	234,400	8,716
*	QPL International Holdings, Ltd. Warrants 10/14/07	238,200	9,010
*	Quality Healthcare Asia, Ltd. Warrants 01/13/07	26,760	446
*	Tonic Industries Holdings, Ltd. Rights 03/09/05	460,000	2,005
TOTAL RIGHTS/WARRANTS (Cost $0)			32,266

TOTAL — HONG KONG (Cost $103,413,948)			99,405,618

SINGAPORE — (13.1%)
COMMON STOCKS — (13.1%)
*	Acma, Ltd.	3,040,700	84,370
	Airocean Group, Ltd.	1,649,000	244,025
*	Alliance Technology & Development, Ltd.	156,000	10,100
	Amtek Engineering, Ltd.	799,625	527,561
*	Apollo Enterprises, Ltd.	193,000	60,989
	Armstrong Industrial Corp.	1,460,000	130,534
*	ASA Group Holdings, Ltd.	586,000	92,138
	Ascott Group, Ltd.	1,807,250	557,174
	Aussino Group, Ltd.	967,000	232,538
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	168,794
#	Beyonics Technology, Ltd.	1,556,640	403,125
*	Blu Inc. Group, Ltd	729,000	69,673
	Bonvests Holdings, Ltd.	825,000	295,043
	Brilliant Manufacturing, Ltd.	1,855,000	594,771
*	Broadway Industrial Group, Ltd.	461,000	146,390
	Bukit Sembawang Estates, Ltd.	71,334	580,595
*	Central Properties, Ltd.	66,000	0
	Ch Offshore, Ltd.	823,200	180,192
*	Chemical Industries (Far East), Ltd.	105,910	41,141
	China Merchants Holdings Pacific, Ltd.	652,000	257,294
	Chip Eng Seng Corp., Ltd.	1,775,000	147,752
	Chosen Holdings, Ltd.	1,284,000	174,177

16

	Chuan Hup Holdings, Ltd.	4,385,000	1,973,764
	Chuan Soon Huat Industrial Group, Ltd.	614,000	111,685
	CIH, Ltd.	498,460	829,845
*	CK Tang, Ltd.	614,000	151,437
*	Compact Metal Industries, Ltd.	643,000	11,894
	Courts Singapore, Ltd.	495,000	161,765
*	CSC Holdings, Ltd.	672,000	12,431
	CSE Global, Ltd.	1,262,000	435,763
	CWT Distribution, Ltd.	461,500	184,964
	Eagle Brand Holdings, Ltd.	5,158,000	254,433
#	Eastern Asia Technology, Ltd.	1,844,260	301,350
	Eastgate Technology, Ltd.	870,000	50,962
*	Econ International, Ltd.	2,267,000	62,902
	ECS Holdings, Ltd.	1,375,000	250,108
	Eng Wah Organisation, Ltd.	265,000	48,203
*	Firstlink Investments Corp., Ltd.	995,000	79,757
	Freight Links Express Holdings, Ltd.	3,368,000	166,136
	Frontline Technologies Corp., Ltd.	3,170,000	263,873
#	Fu Yu Manufacturing, Ltd.	1,819,000	914,099
	Fuji Offset Plates Manufacturing, Ltd.	33,750	5,411
	GB Holdings, Ltd.	200,000	136,885
	Ges International, Ltd.	2,909,000	1,237,643
	GK Goh Holdings, Ltd.	1,494,000	884,351
	Goodpack, Ltd.	1,592,000	1,227,032
	GP Industries, Ltd.	1,516,000	855,309
	Guocoland, Ltd.	1,215,000	921,476
	Hiap Moh Corp., Ltd.	34,874	7,204
	Ho Bee Investment, Ltd.	761,000	166,577
	Hong Fok Corp., Ltd.	1,796,000	282,390
#	Hong Leong Asia, Ltd.	1,048,000	859,440
*	Horizon Education & Technologies, Ltd.	2,054,000	107,652
	Hotel Grand Central, Ltd.	875,280	261,753
	Hotel Plaza, Ltd.	1,189,000	608,503
	Hotel Properties, Ltd.	1,675,000	1,394,284
	Hour Glass, Ltd.	298,000	113,004
	HTL International Holdings, Ltd.	1,471,875	1,207,050
	Huan Hsin Holdings, Ltd.	1,138,400	666,839
	Hup Seng Huat, Ltd.	900,200	177,620
	Hwa Hong Corp., Ltd.	2,488,000	774,719
	IDT Holdings, Ltd.	718,000	982,834
*	Inno-Pacific Holdings, Ltd.	680,000	12,579
	Innovalues Precision, Ltd.	520,000	168,331
	International Factors (Singapore), Ltd.	290,000	116,229
*	Internet Technology Group, Ltd.	874,408	18,871
*	Interra Resources, Ltd.	185,430	11,434
*	Intraco, Ltd.	292,500	56,812
	Isetan (Singapore), Ltd.	122,500	213,004
	Jaya Holdings, Ltd.	2,733,000	1,786,274
	JK Yaming International, Ltd.	907,000	215,313
	Jurong Cement, Ltd.	132,500	62,091
	Jurong Engineering, Ltd.	137,000	195,135
	Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,471,143
	K1 Ventures, Ltd.	5,340,500	872,631
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	1,116,685

17

	Khong Guan Flour Milling, Ltd.	19,000	18,510
	Kian Ann Engineering, Ltd.	868,000	90,985
	Kian Ho Bearings, Ltd.	521,000	53,006
	Koh Brothers, Ltd.	1,494,000	119,756
*	L & M Group Investments, Ltd.	7,107,100	21,911
	Labroy Marine, Ltd.	3,343,000	1,216,161
*	LanTroVision (S), Ltd.	1,117,500	27,562
	Lee Kim Tah Holdings, Ltd.	1,600,000	276,236
*	Leong Hin Holdings, Ltd.	526,000	92,434
*	Liang Huat Aluminium, Ltd.	2,954,000	18,214
	Lion Asiapac, Ltd.	473,000	49,581
	Low Keng Huat Singapore, Ltd.	372,000	99,778
	Lum Chang Holdings, Ltd.	1,134,030	150,337
	Magnecomp International, Ltd.	931,000	393,227
*	Manufacturing Integration Technology, Ltd.	588,000	54,384
#	MCL Land, Ltd.	1,427,000	1,742,175
*	Mediaring.Com, Ltd.	3,410,000	315,390
	Metro Holdings, Ltd.	2,256,960	674,945
#	MMI Holdings, Ltd.	1,994,000	436,472
	Multi-Chem, Ltd.	1,263,000	194,691
	Nera Telecommunications, Ltd.	1,450,000	415,742
	New Toyo Intenational Holdings, Ltd.	1,043,000	389,083
#	Norelco Centreline Holdings, Ltd.	941,000	304,615
*	Orchard Parade Holdings, Ltd.	1,084,022	260,679
	Osim International, Ltd.	1,638,000	1,009,989
	Ossia International, Ltd.	728,332	78,590
	Pan-United Corp., Ltd.	2,193,000	459,748
*	Pan-United Marine, Ltd.	1,096,500	165,645
	PCI, Ltd.	734,000	257,973
	Pertama Holdings, Ltd.	459,750	76,540
	Popular Holdings, Ltd.	1,813,000	424,800
	PSC Corp., Ltd.	5,723,200	264,669
	Qian Hu Corp., Ltd.	408,200	83,060
	Robinson & Co., Ltd.	284,832	1,115,232
	Rotary Engineering, Ltd.	1,624,000	400,543
	San Teh, Ltd.	838,406	196,445
	SBS Transit, Ltd.	1,011,000	1,440,011
	Sea View Hotel, Ltd.	66,000	3,178
*	Seatown Corp., Ltd.	101,000	1,868
	Sembawang Kimtrans, Ltd.	1,295,000	155,707
	Sin Soon Huat, Ltd.	1,307,000	88,648
	Sing Investments & Finance, Ltd.	94,500	107,797
#	Singapore Food Industries, Ltd.	1,707,000	1,115,686
	Singapore Reinsurance Corp., Ltd	1,540,935	251,787
	Singapore Shipping Corp., Ltd.	1,930,000	499,815
	Singapura Finance, Ltd.	139,250	124,499
	SMB United, Ltd.	2,010,000	179,708
	SNP Corp., Ltd.	466,495	268,944
*	SP Corp., Ltd.	454,000	20,995
	Ssangyong Cement (Singapore), Ltd.	236,000	139,697
	Stamford Land Corp., Ltd.	3,229,000	487,794
	Straits Trading Co., Ltd.	1,117,200	1,653,274
*	Sunright, Ltd.	378,000	67,592
	Superbowl Holdings, Ltd.	490,000	66,469

18

	Superior Metal Printing, Ltd.	490,500	52,927
	Thakral Corp., Ltd.	6,028,000	446,023
	Tiong Woon Corp. Holding, Ltd.	906,000	170,385
*	Transmarco, Ltd.	106,500	49,251
	Trek 2000 International, Ltd.	1,004,000	222,863
	TSM Resources, Ltd.	1,502,000	277,839
#	TT International, Ltd.	2,109,600	260,155
*	Tuan Sing Holdings, Ltd.	3,362,000	217,666
*	Ultro Technologies, Ltd.	530,000	29,412
	Unisteel Technology, Ltd.	974,000	978,925
	United Engineers, Ltd.	846,666	929,255
	United Overseas Insurance, Ltd.	125,500	283,222
	United Pulp & Paper Co., Ltd.	354,000	99,316
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,007,547
	Vicom, Ltd.	120,000	73,252
#	WBL Corp., Ltd.	647,000	1,324,479
	Xpress Holdings, Ltd.	1,392,000	51,498
*	Yongnam Holdings, Ltd.	1,506,000	32,501
TOTAL COMMON STOCKS (Cost $56,304,311)			55,587,348

RIGHTS/WARRANTS — (0.0%)
*	China Dairy Group Warrants 12/22/07	300,400	5,557
(Cost $0)

INVESTMENT IN CURRENCY — (0.0%)
*	Singapore Dollars		645
(Cost $634)
TOTAL — SINGAPORE (Cost $56,304,945)			55,593,550

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	0
(Cost $0)
NEW ZEALAND — (5.5%)
COMMON STOCKS — (5.5%)
	AFFCO Holdings, Ltd.	1,806,887	617,563
	Cavalier Corp., Ltd.	283,674	876,720
	CDL Hotels New Zealand, Ltd.	1,387,344	655,768
	CDL Investments New Zealand, Ltd.	306,025	86,791
	Colonial Motor Co., Ltd.	126,795	276,615
*	Cue Energy Resources NL	452,354	88,817
	Ebos Group, Ltd.	112,108	357,078
*	Evergreen Forests, Ltd.	323,301	75,233
	Hallenstein Glassons Holdings, Ltd.	241,638	709,903
	Hellaby Holdings, Ltd.	201,679	1,047,156

19

	Horizon Energy Distribution, Ltd.	40,420	126,391
	Met Lifecare, Ltd.	270,895	728,879
	Michael Hill International, Ltd.	156,746	900,484
*	New Zealand Oil & Gas, Ltd.	584,872	527,394
	New Zealand Refining Co., Ltd.	84,779	2,250,266
	Northland Port Corp. (New Zealand), Ltd.	219,997	519,939
	Nuplex Industries, Ltd.	271,267	1,094,820
*	Pacific Retail Group, Ltd.	194,156	278,144
	Port of Tauranga, Ltd.	541,952	2,206,996
*	Provenco Group, Ltd.	281,600	188,397
	Pyne Gould Guinness, Ltd.	229,634	357,357
	Restaurant Brand New Zealand, Ltd.	369,175	351,687
*	Richina Pacific, Ltd.	309,644	213,914
*	Rubicon, Ltd.	995,760	774,803
	Ryman Healthcare Group, Ltd.	415,999	1,098,125
	Sanford, Ltd.	418,047	1,444,014
	Scott Technology, Ltd.	60,843	133,620
*	Seafresh Fisheries (NZ)	80,520	1,640
	South Port New Zealand, Ltd.	30,744	27,499
	Steel & Tube Holdings, Ltd.	379,638	1,482,507
*	Tasman Farms	157,056	0
	Taylors Group, Ltd.	29,646	51,740
	Tourism Holdings, Ltd.	402,452	614,591
*	Trans Tasman Properties, Ltd.	2,311,308	621,888
	Waste Management NZ, Ltd.	430,471	2,125,526
	Williams & Kettle, Ltd.	57,558	187,097
	Wrightson, Ltd.	222,276	323,277
TOTAL COMMON STOCKS (Cost $11,977,485)			23,422,639

INVESTMENT IN CURRENCY — (0.0%)
*	New Zealand Dollar		9,698
(Cost $9,632)
TOTAL — NEW ZEALAND (Cost $11,987,117)			23,432,337

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,395
*	Jaks Resources Berhad	11,975	5,452
*	Promet Berhad	1,143,000	87,229
*	Rekapacific Berhad	473,000	0
*	RNC Corp. Berhad	1,650	3,560
TOTAL COMMON STOCKS (Cost $983,525)			99,636

PREFERRED STOCKS — (0.0%)
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	17,882	1,600
(Cost $229,462)
TOTAL — MALAYSIA (Cost $1,212,987)			101,236

20

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (15.1%)
Repurchase Agreement, Deutsche Bank Securities 2.61%, 03/01/05 (Collateralized by $57,891,575 U.S. Treasury Note 2.38%, 01/25/25, valued at $61,943,985 to be repurchased at $61,948,476 (Cost $61,943,985)	$61,944	61,943,985

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $1,815,000 FNMA Notes 2.95%, 11/14/07, valued at $1,826,344) to be repurchased at $1,799,118 (Cost $1,799,000)	1,799	1,799,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $63,772,985)		63,742,985

TOTAL INVESTMENTS - (100.0%) (Cost $378,912,045)††		$423,393,700

†	See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $378,931,932.

21

THE UNITED KINGDOM SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
February 28, 2005
(Unaudited)

		Shares	Value †

UNITED KINGDOM — (99.1%)
COMMON STOCKS — (98.8%)
	4imprint P.L.C.	50,375	$229,483
	600 Group P.L.C.	125,656	171,486
	Abacus Group P.L.C.	77,082	361,519
	Abbeycrest P.L.C.	42,590	46,253
	Abbot Group P.L.C.	373,523	1,486,194
	Aberdeen Asset Management P.L.C.	420,124	948,862
	Acal P.L.C.	37,689	278,909
*	Acambis P.L.C.	159,373	823,286
	AEA Technology P.L.C.	96,276	240,574
	AGA Food Service Group P.L.C.	257,472	1,468,617
	Aggreko P.L.C.	550,572	1,730,293
	Air Partner P.L.C.	15,611	163,537
*	Airflow Streamlines P.L.C.	20,500	23,051
	Airsprung Furniture Group P.L.C.	30,814	23,396
	Alba P.L.C.	105,025	1,192,066
	Alexandra P.L.C.	86,243	188,151
	Alexon Group P.L.C.	123,392	774,387
*	Alizyme P.L.C.	316,770	758,056
	Alpha Airports Group P.L.C.	392,541	769,614
	Alphameric P.L.C.	238,607	357,738
*	Alterian P.L.C.	68,403	136,083
	Alumasc Group P.L.C.	100,245	348,762
*	Amberley Group P.L.C.	200,000	46,132
	Amec P.L.C.	49,000	282,556
	Amstrad P.L.C.	149,652	484,697
	Anglo Eastern Plantations P.L.C.	87,249	311,094
	Anglo Pacific Group P.L.C.	199,223	476,756
*	Anite Group P.L.C.	785,352	951,027
*	Antisoma P.L.C.	437,752	199,839
*	API Group P.L.C.	64,073	209,369
*	Applied Optical Technologies P.L.C.	75,383	46,367
*	ARC International P.L.C.	289,912	225,688
*	Arena Leisure P.L.C.	1,136,685	890,339
*	Argonaut Games, Ltd.	100,000	6,007
	Arla Foods UK P.L.C.	1,658,226	1,952,260
	Arm Holdings P.L.C.	127,000	263,642
	Arriva P.L.C.	129,697	1,359,294
*	Ashtead Group P.L.C.	674,240	1,198,792
	Ashtenne Holdings P.L.C.	51,168	420,458
*	Aston Villa P.L.C.	12,961	80,718
	Atkins (WS) P.L.C.	175,756	2,363,119
	Atrium Underwriting P.L.C.	88,040	349,452
	Austin Reed Group P.L.C.	68,999	169,099

1

	Autologic Holdings P.L.C.	82,734	485,033
*	Autonomy Corp. P.L.C.	188,658	728,885
	Avesco P.L.C.	29,998	76,400
	Aveva Group P.L.C.	43,166	555,910
	Avis Europe P.L.C.	1,767,228	2,038,129
	Avon Rubber P.L.C.	59,463	261,169
	AWG P.L.C.	16,000	252,186
*	Axis-Shield P.L.C.	94,475	414,945
	Axon Group P.L.C.	88,403	322,856
	Babcock International Group P.L.C.	462,763	1,316,461
	Baggeridge Brick P.L.C.	98,000	367,323
*	Bailey (C.H.) P.L.C.	109,500	27,362
*	Bailey (C.H.) P.L.C. Class B	10,000	24,027
*	Baltimore Technologies P.L.C.	485	16,065
	Barr (A.G.) P.L.C.	43,000	748,832
	Beale P.L.C.	22,161	34,929
	Beattie (James) P.L.C.	132,247	310,123
*	Bede P.L.C.	135,978	138,526
	Belhaven Brewery Group P.L.C.	64,870	602,876
	Bellway P.L.C.	127,364	2,155,578
	Ben Bailey P.L.C.	26,000	244,133
	Bespak P.L.C.	59,782	611,896
*	Biocompatibles International P.L.C.	54,080	280,145
*	Bioquell P.L.C.	50,194	130,249
	Biotrace International P.L.C.	75,000	134,791
	Birse Group P.L.C.	421,901	107,452
	Black Arrow Group P.L.C.	56,500	69,505
	Blacks Leisure Group P.L.C.	85,270	805,578
	Bloomsbury Publishing P.L.C.	148,970	877,641
	Body Shop International P.L.C.	583,233	2,281,362
	Bodycote International P.L.C.	636,369	2,235,394
	Boot (Henry) P.L.C.	71,794	641,695
	Bovis Homes Group P.L.C.	273,016	3,573,740
	BPP Holdings P.L.C.	106,500	720,576
*	Bradstock Group P.L.C.	5,200	4,398
	Braemar Seascope Group P.L.C.	39,266	287,561
	Brammer P.L.C.	119,123	396,122
	Brandon Hire P.L.C.	51,098	175,810
	Brewin Dolphin Holdings P.L.C.	378,661	909,805
	Bristol Water Group P.L.C.	35,257	432,707
	Britannic P.L.C.	261,455	2,419,808
	British Polythene Industries P.L.C.	56,740	396,444
	British Vita P.L.C.	425,448	2,780,437
	Brixton P.L.C.	296,900	1,956,029
	Broadcastle P.L.C.	74,468	143,139
*	Brown & Jackson P.L.C.	748,566	669,069
	Brown (N) Group P.L.C.	562,850	1,449,724
	BSS Group P.L.C.	47,905	1,005,982
*	BTG P.L.C.	284,452	528,990
	Business Post Group P.L.C.	157,099	2,076,031
	BWD Securities P.L.C.	40,834	392,446
	Caffyns P.L.C.	6,000	106,103
*	Cambridge Antibody Technology Group P.L.C.	75,541	994,629
	Capital & Regional P.L.C.	132,559	1,770,850

2

	Capital Radio P.L.C.	146,252	1,161,020
	Carclo P.L.C.	114,684	142,184
	Care UK P.L.C.	111,323	890,156
	Carillion P.L.C.	455,619	2,075,572
*	Carlisle Holdings, Ltd.	8,709	59,846
	Carpetright P.L.C.	125,839	2,573,621
	Carr’s Milling Industries P.L.C.	19,000	214,560
	Castings P.L.C.	79,000	296,867
*	Celtic P.L.C.	40,759	38,781
	Chamberlin & Hill P.L.C.	18,000	77,501
	Chapelthorpe P.L.C.	656,803	252,495
	Character Group P.L.C.	97,314	106,620
	Charles Taylor Consulting P.L.C.	67,918	306,790
*	Charter P.L.C.	305,488	1,487,070
	Chemring Group P.L.C.	51,708	471,112
	Chesnara P.L.C.	92,900	216,960
*	Chime Communications P.L.C.	354,020	207,546
	Chloride Group P.L.C.	485,500	508,597
	Christie Group P.L.C.	53,263	110,058
	Chrysalis Group P.L.C.	328,544	1,122,512
	Churchill China P.L.C.	30,000	134,935
	City North Group P.L.C.	33,044	147,674
	City Restaurant Group P.L.C.	400,399	900,464
	Clarkson (Horace) P.L.C.	44,733	735,160
*	Clinical Computing P.L.C.	46,666	22,873
	Clinton Cards P.L.C.	433,380	874,673
*	CLS Holdings P.L.C.	166,734	1,458,221
	CML Microsystems P.L.C.	28,361	196,251
	Colefax Group P.L.C.	60,000	117,059
	Collins Stewart Tullett P.L.C.	137,946	1,101,711
* #	Colt Telecom Group P.L.C.	2,574,360	2,733,942
	Comino Group P.L.C.	30,924	132,255
	Communisis P.L.C.	237,134	572,039
	Compel Group P.L.C.	75,752	143,423
	Computacenter P.L.C.	452,614	2,522,979
*	Cookson Group P.L.C.	2,842,939	1,912,596
	Coral Products P.L.C.	50,000	26,910
	Corin Group P.L.C.	73,178	417,055
*	Corporate Services Group P.L.C.	1,704,859	401,432
	Cosalt P.L.C.	30,700	202,405
*	Costain Group P.L.C.	1,176,378	1,062,753
	Country & Metropolitan P.L.C.	45,039	215,131
	Countrywide P.L.C.	185,800	1,285,689
	Courts P.L.C.	110,722	28,731
	Cox Insurance Holdings P.L.C.	609,714	961,010
	Cranswick P.L.C.	97,180	1,093,683
	Crest Nicholson P.L.C.	267,250	2,043,222
	Creston P.L.C.	31,812	95,696
	Croda International P.L.C.	266,686	1,912,039
	Cropper (James) P.L.C.	22,000	70,197
	Daejan Holdings P.L.C.	25,000	1,398,366
	Dairy Crest Group P.L.C.	274,123	2,249,889
*	Dana Petroleum P.L.C.	168,828	1,671,242
*	Danka Business Systems P.L.C.	367,079	186,979

3

	Dart Group P.L.C.	74,000	515,617
*	Datamonitor P.L.C.	136,693	423,019
	Davis Service Group P.L.C.	227,016	1,893,799
	Dawson Holdings P.L.C.	144,502	495,792
*	Dawson International P.L.C.	100,688	25,644
	De La Rue P.L.C.	396,422	2,905,062
	Dechra Pharmaceiticals P.L.C.	111,880	406,445
	Dee Valley Group P.L.C.	4,214	71,077
	Delta P.L.C.	289,145	572,454
	Deltron Electronics P.L.C.	90,964	154,739
	Derwent Valley Holdings P.L.C.	119,568	2,576,370
	Detica Group P.L.C.	49,413	719,468
	Development Securities P.L.C.	57,390	525,638
	DeVere Group P.L.C.	174,302	1,825,103
	Devro P.L.C.	312,418	786,675
	Dewhurst P.L.C.	9,000	38,318
	Dewhurst P.L.C. Class A Non-Voting	15,500	50,798
	Dicom Group P.L.C.	43,234	783,239
*	Dimension Data Holdings P.L.C.	939,000	663,301
	Diploma P.L.C.	49,895	661,750
	Domestic & General Group P.L.C.	77,535	1,073,045
	Domino Printing Sciences P.L.C.	355,935	1,891,706
	Domnick Hunter Group P.L.C.	70,060	610,037
*	Dowding & Mills P.L.C.	336,440	79,219
	DRS Data Research Services P.L.C.	26,825	22,429
	DTZ Holdings P.L.C.	114,500	481,989
*	Durlacher Corp. P.L.C.	15,272	31,850
	Dyson Group P.L.C.	66,003	499,859
	East Surrey Holdings P.L.C.	234,414	1,914,962
*	Easyjet P.L.C.	1,068,671	4,775,894
*	Easynet Group P.L.C.	179,628	324,556
*	Easyscreen P.L.C.	72,275	20,491
*	Edinburgh Oil & Gas P.L.C.	68,779	292,831
*	Eidos P.L.C.	200,222	225,141
	Eleco P.L.C.	104,685	63,384
	Electronic Data Processing P.L.C.	55,200	88,596
*	Elementis P.L.C.	955,009	922,425
*	Emerald Energy P.L.C.	72,830	291,880
*	Emess P.L.C.	480,556	98,143
	Ennstone P.L.C.	597,367	508,092
*	Enodis P.L.C.	851,801	1,862,419
*	Entertainment Rights P.L.C.	633,958	246,759
	Erinaceous Group P.L.C.	54,863	249,401
*	Eurodis Electron P.L.C.	1,230,802	82,803
	Euromoney Institutional Investors P.L.C.	205,774	1,763,070
*	European Colour P.L.C.	82,090	26,430
	European Motor Holdings P.L.C.	118,325	574,283
	Expro International Group P.L.C.	163,241	1,297,456
	Fenner P.L.C.	236,681	627,813
*	Ferguson International Holdings P.L.C.	89,105	41,106
	Ferraris Group P.L.C.	63,540	114,195
*	Fibernet Group P.L.C.	86,796	172,674
*	FII Group P.L.C.	41,166	5,341
	Filtronic P.L.C.	117,386	569,161

4

*	Financial Objects P.L.C.	7,000	6,997
	Findel P.L.C.	164,818	1,571,354
	First Choice Holidays P.L.C.	862,478	2,843,151
	First Technology P.L.C.	150,733	1,116,916
	Fisher (James) & Sons P.L.C.	100,909	579,948
	FKI P.L.C.	1,185,238	2,671,198
	Forminster P.L.C.	43,333	17,908
	Forth Ports P.L.C.	142,983	3,875,174
	Fortress Holdings P.L.C.	120,728	31,908
*	Fortune Oil P.L.C.	3,248,130	507,276
	Freeport P.L.C.	53,348	402,481
	French Connection Group P.L.C.	284,510	1,722,645
	Fuller, Smith & Turner P.L.C. Series A	20,000	336,377
	Fulmar P.L.C.	107,500	185,968
	Future Network P.L.C.	507,787	834,517
	Galliford Try P.L.C.	517,870	632,095
	Game Group P.L.C.	644,442	829,939
	Games Workshop Group P.L.C.	62,793	943,252
*	Garton Engineering P.L.C.	10,248	0
*	Gaskell P.L.C.	36,000	2,249
	GB Group P.L.C.	250,000	171,792
	Geest P.L.C.	147,886	1,814,996
*	Genetix Group P.L.C.	92,497	80,896
	Get Group P.L.C.	20,485	101,982
	Gibbs & Dandy P.L.C.	13,681	124,911
	Gleeson (M.J.) Group P.L.C.	112,355	596,059
*	Global Natural Energy P.L.C.	11,004	27,814
*	Glotel P.L.C.	49,741	99,912
	Go-Ahead Group P.L.C.	93,733	2,781,811
	Goldshield Group P.L.C.	50,190	271,089
	Grainger Trust P.L.C.	242,780	1,943,639
	Great Portland Estates P.L.C.	307,973	1,993,462
	Greene King P.L.C.	92,950	2,211,861
*	Greenwich Resources P.L.C.	438,664	25,295
	Greggs P.L.C.	26,773	2,166,541
*	Gresham Computing P.L.C.	110,434	652,733
	Group 4 Securicor P.L.C.	88,013	232,615
	Guiness Peat Group P.L.C.	1,137,590	1,924,226
	GWR Group P.L.C.	225,354	1,080,746
*	Gyrus Group P.L.C.	173,355	796,383
	Halma P.L.C.	806,236	2,491,156
	Halstead (James) Group P.L.C.	52,208	564,478
*	Hampson Industries P.L.C.	542,805	313,006
*	Hampton Trust P.L.C.	232,050	6,133
	Hardy Underwriting Group P.L.C.	46,683	196,961
	Hardys & Hansons P.L.C.	48,000	590,485
*	Harvey Nash Group P.L.C.	183,750	303,748
	Havelock Europa P.L.C.	67,569	151,957
*	Hawtin P.L.C.	196,500	48,157
	Haynes Publishing Group P.L.C.	14,703	105,980
	Headlam Group P.L.C.	169,274	1,412,921
	Heath (Samuel) & Sons P.L.C.	7,500	69,918
	Helical Bar P.L.C.	28,750	656,235
	Helphire Group P.L.C.	228,690	907,726

5

*	Heywood Williams Group P.L.C.	173,468	310,092
	Highbury House Communications P.L.C.	439,166	82,304
	Highway Insurance Holdings P.L.C.	467,933	382,261
	Hill & Smith Holdings P.L.C.	135,272	396,520
	Hiscox P.L.C.	439,866	1,507,085
	Hit Entertainment P.L.C.	273,440	1,319,239
	Hitachi Capital (UK) P.L.C.	124,239	597,016
	Holidaybreak P.L.C.	99,292	1,234,827
	Homeserve P.L.C.	117,080	1,849,874
*	Homestyle Group P.L.C.	139,717	308,841
	Hornby P.L.C.	77,295	372,918
	House of Fraser P.L.C.	481,332	1,068,598
	Hunting P.L.C.	230,567	921,824
	Huntleigh Technology P.L.C.	90,597	783,635
	Huntsworth P.L.C.	480,401	198,532
	Hyder Consulting P.L.C.	17,790	74,716
*	Hydro International P.L.C.	27,669	60,098
	ICM Computer Group P.L.C.	37,114	292,489
	IFX Group P.L.C.	34,486	77,225
*	Imagination Technologies Group P.L.C.	266,048	393,766
*	IMS Group P.L.C.	75,000	6,487
	Incepta Group P.L.C.	280,643	331,755
	Incisive Media P.L.C.	191,691	576,639
	Independent Media Distribution P.L.C.	21,621	28,260
*	Industrial & Commercial Holdings P.L.C.	5,000	144
	Infast Group P.L.C.	301,224	120,142
*	Intec Telecom Systems P.L.C.	654,113	952,408
	Intelek P.L.C.	99,880	23,278
	Intertek Group P.L.C.	70,100	940,505
	Intserve P.L.C.	228,540	1,512,251
*	Invensys P.L.C.	5,864,457	1,972,666
	Inveresk P.L.C.	150,000	40,365
	ISIS Asset Management P.L.C.	268,751	1,234,627
	Isoft Group P.L.C.	210,764	1,431,088
	Isotron P.L.C.	50,325	557,178
	Ite Group P.L.C.	518,511	946,824
*	Itouch International P.L.C.	882,895	564,272
*	Jarvis Porter Group P.L.C.	99,894	16,321
	JJB Sports P.L.C.	448,783	1,802,895
	JKX Oil and Gas P.L.C.	264,746	773,501
	John David Group P.L.C.	114,500	566,723
	Johnson Service Group P.L.C.	126,960	1,104,265
*	Kalamazoo Computer Group P.L.C.	56,120	1,888
	KBC Advanced Technologies P.L.C.	68,734	46,902
	Keller Group P.L.C.	125,955	686,367
	Kensington Group P.L.C.	98,187	1,013,482
*	Kewill Systems P.L.C.	179,299	224,016
	Kidde P.L.C.	232,000	741,374
	Kier Group P.L.C.	75,365	1,231,335
	Kiln P.L.C.	383,129	651,742
	Kingston Communications P.L.C.	850,036	1,127,390
	Kleeneze P.L.C.	109,256	388,512
*	Knowledge Support Systems Group P.L.C.	25,000	384
	La Fitness P.L.C.	53,738	241,188

6

	Laing (John) P.L.C.	411,985	1,961,927
	Laird Group P.L.C.	332,738	2,085,008
	Lambert Howarth Group P.L.C.	43,203	286,497
*	Lastminute.com P.L.C.	504,477	1,023,014
	Latchways P.L.C.	15,838	125,578
*	Laura Ashley Holdings P.L.C.	2,505,661	589,992
	Lavendon Group P.L.C.	81,799	238,990
	Lincat Group P.L.C.	19,000	189,909
	Linton Park P.L.C.	39,000	375,194
	Litho Supplies P.L.C.	20,000	26,910
*	London Clubs International P.L.C.	462,430	997,746
	London Industrial P.L.C.	38,328	1,756,346
	London Merchant Securities P.L.C.	675,592	2,951,047
	London Scottish Bank P.L.C.	306,694	778,156
	Lookers P.L.C.	63,057	395,129
*	Lorien P.L.C.	60,000	80,730
	Low & Bonar P.L.C.	166,108	402,299
	Luminar P.L.C.	156,197	1,540,202
	Lupus Capital P.L.C.	429,989	126,042
*	M.L. Laboratories P.L.C.	377,657	136,109
	Macfarlane Group P.L.C.	228,287	165,648
	Macro 4 P.L.C.	45,932	238,820
	Maiden Group P.L.C.	16,800	71,850
	Mallett P.L.C.	24,837	129,138
	Management Consulting Group P.L.C.	371,820	412,736
	Manchester United P.L.C.	609,642	3,199,081
	Manganese Bronze Holdings P.L.C.	32,184	140,737
	Marchpole Holdings P.L.C.	271,422	152,601
	Marlborough Stirling P.L.C.	408,654	219,939
	Marshalls P.L.C.	306,892	1,877,335
*	Marylebone Warwick Balfour Group P.L.C.	239,501	432,736
	Matalan P.L.C.	84,701	382,192
*	Mayflower Corp. P.L.C.	550,636	71,442
	McAlpine (Alfred) P.L.C.	220,797	1,307,169
	McBride P.L.C.	382,113	1,164,150
	McCarthy & Stone P.L.C.	228,916	3,049,279
	McKay Securities P.L.C.	97,232	484,057
*	Medical Solutions P.L.C.	140,731	22,993
*	Medisys P.L.C.	586,814	44,836
	Meggitt P.L.C.	514,738	2,738,177
*	Melrose Resouces P.L.C.	163,459	981,853
	Menzies (John) P.L.C.	103,775	1,210,791
	Merchant Retail Group P.L.C.	185,666	583,496
	Merrydown P.L.C.	59,927	192,365
	Mersey Docks & Harbour Co. P.L.C.	117,087	2,194,325
	Metal Bulletin P.L.C.	95,500	434,132
	Metalrax Group P.L.C.	358,740	572,329
	MFI Furniture Group P.L.C.	60,855	157,621
	Mice Group P.L.C.	139,909	104,881
	Michael Page International P.L.C.	713,472	2,646,805
*	Microgen P.L.C.	204,383	269,106
	Millennium and Copthorne Hotels P.L.C.	80,633	595,157
	Minerva P.L.C.	266,135	1,387,585
	Mitie Group P.L.C.	673,287	2,070,656

7

	Molins P.L.C.	68,000	206,516
*	Monsoon P.L.C.	71,000	431,254
*	Morgan Crucible Company P.L.C.	601,774	2,163,031
	Morgan Sindall P.L.C.	78,265	998,903
	Morse P.L.C.	277,169	602,020
	Moss Brothers Group P.L.C.	163,400	383,962
	Mothercare P.L.C.	108,476	665,138
	Mouchel Parkman P.L.C.	196,417	953,297
	Mowlem (John) & Co. P.L.C.	347,397	1,355,532
	MS International P.L.C.	71,500	111,321
	MSB International P.L.C.	16,000	21,682
	Mtl Instruments Group P.L.C.	24,678	123,331
	Mucklow (A & J) Group P.L.C.	175,000	1,345,506
*	Music Choice Europe P.L.C.	33,796	7,471
*	My Travel Group P.L.C.	628,934	68,908
	National Express Group P.L.C.	25,000	426,477
*	Ncipher P.L.C.	53,964	251,538
	Nestor Healthcare Group P.L.C.	180,200	443,356
*	Netstore P.L.C.	143,737	122,256
*	New Avesco P.L.C.	29,998	49,300
	Newcastle United P.L.C.	198,896	152,923
	Next Fifteen Communtications P.L.C.	25,000	28,352
	Nichols P.L.C.	66,550	238,569
	Nord Anglia Education P.L.C.	63,924	301,036
	Northamber P.L.C.	75,888	172,854
	Northern Foods P.L.C.	527,042	1,575,300
	Northern Recruitment Group P.L.C.	33,485	137,416
*	Northgate Information Solutions P.L.C.	1,140,585	1,452,450
	Northgate P.L.C.	123,766	2,193,411
	Novar P.L.C.	646,454	2,367,120
*	NSB Retail P.L.C.	782,732	436,314
*	NXT P.L.C.	125,976	165,869
	Ocean Wilsons Holdings, Ltd.	84,250	466,391
*	Osmetech P.L.C.	669,354	38,598
	Ottakar’s P.L.C.	34,693	182,718
	Owen (H.R.) P.L.C.	46,993	205,496
*	Oxford Biomedica, Ltd.	523,967	219,054
	Oxford Instruments P.L.C.	63,163	289,560
*	Pace Micro Technology P.L.C.	428,871	296,768
	Paladin Resources P.L.C.	727,416	2,586,678
	Paragon Group of Companies P.L.C.	153,200	1,200,716
	Parity Group P.L.C.	381,072	64,092
	Park Group P.L.C.	291,600	162,545
	Partridge Fine Arts P.L.C.	58,000	82,499
	Pendragon P.L.C.	239,375	1,463,166
	Penna Consulting P.L.C.	33,000	86,583
*	Pharmagene P.L.C.	160,000	96,876
	Photo-Me International P.L.C.	850,594	1,700,370
	PHS Group P.L.C.	991,441	1,610,317
*	Phytopharm P.L.C.	122,619	357,074
	Pillar Property P.L.C.	171,938	2,632,361
	Pittards P.L.C.	60,985	27,547
*	Planestation Group P.L.C.	76,551	17,657
	Planit Holdings P.L.C.	235,000	117,443

8

*	Plasmon P.L.C.	135,733	356,128
	Portmeirion Group P.L.C.	22,856	73,587
	Porvair P.L.C.	62,000	141,221
	Premier Farnell P.L.C.	341,993	1,194,756
*	Premier Oil P.L.C.	172,628	2,000,858
*	Pressac P.L.C.	78,129	6,382
	Primary Health Properties P.L.C.	23,784	150,179
*	Primback Units	135,600	0
*	Probus Estates P.L.C.	83,333	400
*	Protherics P.L.C.	557,510	594,749
*	Provalis P.L.C.	796,584	107,181
	PSD Group P.L.C.	43,500	238,299
	Psion P.L.C.	709,704	723,004
	PZ Cuzzons P.L.C.	40,541	1,000,569
*	QA P.L.C.	158,950	10,693
*	Quantica P.L.C.	76,321	89,487
	Quintain Estates & Development P.L.C.	159,407	1,672,968
*	QXL Ricardo P.L.C.	130	3,105
	RAC P.L.C.	142,900	1,943,329
	Radamec Group P.L.C.	35,000	18,164
	Radstone Technology P.L.C.	67,511	343,881
	Ransom (William) & Son P.L.C.	30,000	28,832
	Redrow P.L.C.	353,047	2,843,376
*	Redstone P.L.C.	257,485	35,882
	Reed Health Group P.L.C.	155,333	149,287
	Reg Vardy P.L.C.	112,005	1,115,205
	Regent Inns P.L.C.	162,667	265,770
*	Regus Group P.L.C.	1,049,446	2,188,656
	Reliance Security Group P.L.C.	66,349	682,301
	Renishaw P.L.C.	188,734	2,635,564
	Renold P.L.C.	153,256	201,788
*	Retail Decisions P.L.C.	562,639	367,702
	Ricardo P.L.C.	114,409	619,051
	Richmond Foods P.L.C.	40,237	506,974
*	Richmond Oil & Gas P.L.C.	220,000	0
	RM P.L.C.	201,697	682,338
*	RMS Communications P.L.C.	15,000	0
	Robert Walters P.L.C.	124,017	308,702
	Robert Wiseman Dairies P.L.C.	199,037	1,025,313
	ROK property solutions P.L.C.	58,166	534,982
	Rotork P.L.C.	193,328	1,651,788
	Roxboro Group P.L.C.	59,608	390,703
	Royalblue Group P.L.C.	47,200	494,454
	RPC Group P.L.C.	138,353	700,740
	RPS Group P.L.C.	410,537	1,258,638
	Rugby Estates P.L.C.	15,328	96,049
	Rutland Trust P.L.C.	174,255	135,653
	S & U P.L.C.	21,140	258,028
*	Safeland P.L.C.	25,000	37,242
	Salvesen (Christian) P.L.C.	533,873	625,973
	Sanctuary Group P.L.C.	696,233	555,380
	Savills P.L.C.	121,119	1,315,372
	Scapa Group P.L.C.	163,581	97,473
*	Scipher P.L.C.	34,563	747

9

	Scottish Radio Holdings P.L.C.	75,876	1,440,951
	SCS Upholstery P.L.C.	66,745	529,213
*	SDL P.L.C.	95,883	257,101
*	Seashell Group P.L.C.	1,441	3,047
	Secure Trust Group P.L.C.	29,802	252,050
*	Secure Ventures (No. 1) P.L.C.	62,500	0
*	Secure Ventures (No. 2) P.L.C.	62,500	0
*	Secure Ventures (No. 3) P.L.C.	62,500	0
*	Secure Ventures (No. 4) P.L.C.	62,500	0
*	Secure Ventures (No. 5) P.L.C.	62,500	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
	Senior P.L.C.	513,280	466,170
	Serco Group P.L.C.	235,235	1,127,002
*	Servicepower Technologies P.L.C.	150,000	85,055
	Severfield-Rowan P.L.C.	26,211	267,022
*	SFI Holdings, Ltd. Series A	26,713	15,917
	Shaftesbury P.L.C.	280,879	1,943,612
	Shanks & McEwan Group P.L.C.	451,771	1,224,405
	Shiloh P.L.C.	14,500	33,864
	SHL Group P.L.C.	73,174	186,363
	Shore Capital Group P.L.C.	344,465	264,846
	SIG P.L.C.	273,601	3,079,160
*	Simon Group P.L.C.	348,089	287,704
	Sinclair (William) Holdings P.L.C.	53,000	61,124
	Singer & Friedlander Group P.L.C.	391,896	2,103,545
	Sirdar P.L.C.	69,754	56,983
*	Skyepharma P.L.C.	1,261,010	1,417,954
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	270,303
	SMG P.L.C.	574,831	1,176,732
	Smith (David S.) Holdings P.L.C.	901,625	2,833,554
	Smith (James) Estates P.L.C.	17,524	158,314
	Smith (WH) P.L.C.	216,982	1,545,253
*	Soco International P.L.C.	153,537	1,589,229
	Somerfield P.L.C.	722,361	2,610,357
	Sondex P.L.C.	118,851	551,706
	Southampton Leisure Holdings P.L.C.	19,615	11,688
	Spectris P.L.C.	283,051	2,452,382
	Speedy Hire P.L.C.	90,349	1,100,165
	Spirax-Sarco Engineering P.L.C.	142,012	1,820,701
*	Spirent P.L.C.	1,935,288	2,538,844
*	Sportech P.L.C.	846,974	223,852
	Spring Group P.L.C.	406,488	812,585
	SSL International P.L.C.	414,046	2,395,537
	St. Ives P.L.C.	204,596	1,479,658
	St. Modwen Properties P.L.C.	228,607	1,625,844
	Stanelco P.L.C.	1,201,354	329,059
	Stanley (Charles) Group P.L.C.	86,800	508,036
	Stanley Leisure P.L.C.	235,641	1,949,897
*	Sterling Publishing Group P.L.C.	75,298	14,473
	Stylo P.L.C.	64,096	73,921
*	Superscape P.L.C.	274,005	258,073
*	Surfcontrol P.L.C.	64,982	805,639
	Swallowfield P.L.C.	15,000	28,832

10

	Sygen International P.L.C.	492,975	364,816
	T&F Informa Group P.L.C.	355,029	2,869,575
	T. Clarke P.L.C.	25,258	326,497
*	Tadpole Technology P.L.C.	427,207	57,481
*	Tandem Group P.L.C.	327,365	0
	Tarsus Group P.L.C.	86,934	220,572
	Taylor Nelson AGB P.L.C.	109,000	501,787
	Ted Baker P.L.C.	82,767	797,045
	Teesland P.L.C.	69,925	109,541
*	Telecity P.L.C.	599,148	221,693
	Telecom Plus P.L.C.	108,700	511,898
	Telemetrix P.L.C.	177,320	429,453
*	Telspec P.L.C.	25,000	5,046
*	Terence Chapman Group P.L.C.	62,500	381
	Tex Holdings P.L.C.	14,000	36,329
*	The Innovation Group P.L.C.	940,000	867,275
	The Malcolm Group P.L.C.	109,377	217,598
	The Peacock Group P.L.C.	172,468	815,514
*	The Television Corp. P.L.C.	86,861	171,134
*	The Wireless Group P.L.C.	189,923	324,904
*	Theratase P.L.C.	46,347	42,984
	Thorntons P.L.C.	158,000	488,957
	Thorpe (F.W.) P.L.C.	24,000	191,446
*	Thus Group P.L.C.	2,022,919	592,975
*	Tinsley (Eliza) Group P.L.C.	19,844	8,773
*	Toad Group P.L.C.	85,507	18,490
	Topps Tiles P.L.C.	441,320	2,095,262
	Tops Estates P.L.C.	116,033	1,005,879
*	Torotrak P.L.C.	212,633	222,749
*	Tottenham Hotspur P.L.C.	150,000	93,705
	Town Centre Securities (New) P.L.C.	142,137	889,295
	Trace Computers P.L.C.	33,552	51,594
*	Trafficmaster P.L.C.	252,418	254,723
	Transport Development Group P.L.C.	150,956	652,861
	Treatt P.L.C.	14,957	70,437
	Trifast P.L.C.	135,388	215,996
	Trio Holdings P.L.C.	111,411	61,032
	TT Electronics P.L.C.	284,268	1,028,610
*	TTP Communications P.L.C.	325,621	316,076
	Tullow Oil P.L.C.	500,218	1,711,461
	U.K. Coal P.L.C.	322,996	825,727
	UCM Group P.L.C.	41,980	62,940
	Ulster Television, Ltd.	115,602	1,102,135
	Ultra Electronics Holdings P.L.C.	136,100	1,916,256
	Ultraframe P.L.C.	162,456	184,236
	Umeco P.L.C.	70,900	650,740
	Uniq P.L.C.	253,219	839,601
	Unite Group P.L.C.	156,391	915,349
*	Universal Salvage P.L.C.	36,111	57,264
*	Vanco P.L.C.	145,748	861,461
	Vega Group P.L.C.	44,012	166,235
*	Venture Production P.L.C.	255,797	1,310,329
*	Vernalis P.L.C.	261,824	387,514
	Victoria P.L.C.	12,000	53,051

11

	Victrex P.L.C.	162,728	1,277,739
	Vislink P.L.C.	124,752	74,935
	Vitec Group P.L.C.	77,108	477,988
*	Volex Group P.L.C.	58,801	76,292
	VP P.L.C.	108,111	402,104
	VT Group P.L.C.	380,741	2,279,688
	Wagon P.L.C.	79,637	285,484
	Warner Estate Holdings P.L.C.	95,471	1,064,357
*	Waterdorm P.L.C.	105,000	0
	Waterman P.L.C.	74,473	144,580
	Watermark Group P.L.C.	68,660	194,663
	Weir Group P.L.C.	395,473	2,506,625
	Wellington Holdings P.L.C.	35,979	119,296
	Wembley P.L.C.	36,926	583,789
	Westbury P.L.C.	263,421	2,481,042
*	Weston Medical Group P.L.C.	50,200	2,412
	Wetherspoon (J.D.) P.L.C.	282,231	1,479,644
	Whatman P.L.C.	265,944	1,306,077
	White Young Green P.L.C.	78,615	424,619
	Whitehead Mann Group P.L.C.	95,000	114,128
	Whittard of Chelsea P.L.C.	37,487	107,723
	Wilmington Group P.L.C.	143,376	428,543
*	Wilshaw P.L.C.	198,409	45,765
	Wilson Bowden P.L.C.	7,000	166,035
	Wincanton P.L.C.	225,664	1,134,284
	Windsor P.L.C.	127,917	130,929
	Wolverhampton & Dudley Breweries P.L.C.	138,889	2,813,819
	Wood Group (John) P.L.C.	881,804	2,478,881
	Woolworths Group P.L.C.	3,110,645	2,869,984
	Workplace Systems International P.L.C.	238,739	71,128
	WSP Group P.L.C.	131,793	647,248
	Wyevale Garden Centres P.L.C.	78,824	688,621
	Wyndeham Press Group P.L.C.	73,066	216,986
*	XAAR P.L.C.	133,712	430,500
	XANSA P.L.C.	672,631	1,234,719
*	Xenova Group P.L.C.	607,931	85,303
	XKO Group P.L.C.	30,304	47,182
	XP Power P.L.C.	26,903	262,437
*	Yorkshire Group P.L.C.	82,504	9,119
	Young & Co’s Brewery P.L.C.	10,000	237,386
	Young & Co’s Brewery P.L.C. Class A	5,234	158,202
	Yule Catto & Co. P.L.C.	278,083	1,596,872
	Zotefoams P.L.C.	62,000	104,277
TOTAL COMMON STOCKS (Cost $306,495,783)			442,537,666

INVESTMENT IN CURRENCY — (0.3%)
*	British Pound Sterling		1,386,585
(Cost $1,357,598)

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	287

12

* SFI Holdings, Ltd. Litigation Certificate	26,713	0
* Xenova Group P.L.C. Warrants 12/31/08	56,991	2,876
TOTAL RIGHTS/WARRANTS (Cost $4,781)		3,163

TOTAL — UNITED KINGDOM (Cost $307,858,162)		443,927,414

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
* Euro Currency		127
(Cost $100)

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, Deutsche Bank Securities 2.61%, 03/01/05 (Collateralized by $3,117,874 U.S. Treasury Note 2.38%, 01/25/25, valued at $3,336,125) to be repurchased at $3,336,367 (Cost $3,336,125)	$3,336	3,336,125

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $541,000 FNMA Notes 2.95%, 11/14/07, valued at $544,381) to be repurchased at $536,035 (Cost $536,000)	536	536,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,872,125)		3,872,125

TOTAL INVESTMENTS - (100.0%) (Cost $311,730,387)††		$447,799,666

†                                          See Security Valuation Note.

                                      Security purchased with cash proceeds from securities on loan.

*                                         Non-Income Producing Securities.

#                                         Total or Partial Securities on Loan.

††                                    The cost for federal income tax purposes is $311,741,520.

13

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
February 28, 2005
(Unaudited)

		Shares	Value †

SWITZERLAND — (12.7%)
COMMON STOCKS — (12.6%)
*	4M Technologies Holding SA	3,751	$20,896
*	A. Hiestad Holding AG	736	595,695
*	Actelion, Ltd.	9,036	1,003,654
	AFG Arbonia-Forster Holding AG	2,610	628,117
*	Agie Charmilles Holding AG	3,402	300,245
	Allreal Holding AG	8,491	829,799
	Also Holding AG	338	125,142
*	Amazys Holding AG	3,398	229,674
*	Ascom Holding AG	49,612	978,229
	Bachem AG	9,063	538,442
	Baloise-Holding	98,089	5,139,242
	Bank Coop AG	29,405	1,415,309
	Bank Sarasin & Cie Series B, Basel	624	1,141,725
*	Banque Cantonale de Geneve	1,344	225,312
	Banque Cantonale du Jura	450	147,236
	Banque Cantonale Vaudoise	600	134,321
	Banque Privee Edmond de Rothschild SA, Geneve	120	1,621,663
*	Barry Callebaut AG	5,591	1,434,577
	Basellandschaftliche Kantonalbank	600	514,035
	Basler Kantonalbank	5,250	452,041
	Batigroup Holding AG	9,987	141,885
	Belimo Holdings	935	627,949
*	Berna Biotech	79,428	687,318
	Berner Kantonalbank	6,274	922,139
	BHB Beteiligungs und Finanzgesellschaft	150	5,671
	Bobst Group SA	21,540	885,599
	Bossard Holding AG	6,350	419,907
	Bucher Industries AG, Niederweningen	3,355	997,343
	BVZ (Brig Visp Zermatt) Holding AG	370	79,645
#	Caisse d’Epargne Cantonale Vaudoise, Lausanne	894	1,026,861
	Calida Holding AG	396	126,158
*	Card Guard AG	15,187	65,382
	Carlo Gavazzi Holding AG	910	86,189
	Charles Voegele Holding AG	17,027	834,197
	Cie Financiere Tradition	5,202	532,562
	Conzzeta Holdings AG	1,415	1,681,333
*	COS Computer Systems AG	3,124	96,566
*	Crealogix Holding AG	491	21,138
*	Crossair AG, Basel	13,517	104,747
	Daetwyler Holding AG, Atldorf	348	891,124
	Edipresse SA, Lausanne	750	411,034
	EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg	3,227	2,778,543
	Eichhof Holding AG	188	222,576

1

*	ELMA Electronic AG	382	86,833
	Ems-Chemie Holding AG	12,996	1,304,747
	Energie Electrique du Simplon SA	350	93,422
	Energiedienst Holding AG	8,265	3,202,385
	Escor Casino & Entertainment AG	1,648	50,374
	Feintol International Holding AG	896	220,837
*	Fischer (Georg) AG, Schaffhausen	7,559	2,206,390
*	Flughafen Zuerich AG	3,965	553,065
*	Forbo Holding AG, Eglisau	1,100	237,730
	Fuchs Petrolub AG Oel & Chemie Non-Voting	6,003	661,602
	Galenica Holding, Ltd. AG, Bern	10,295	1,834,910
*	Generale d’Affichage	3,928	598,636
	Generali (Switzerland) Holdings, Adliswil	1,670	399,742
*	Getaz Romang Holding SA	660	187,532
*	Golay-Buchel Holding SA, Lausanne	40	36,852
	Gornergrat Monte Rasa-Bahnen Zermatt	70	56,053
	Gurit-Heberlein AG	1,125	905,696
	Helvetia Patria Holding	4,331	671,242
	Industrieholding Cham AG, Cham	864	218,715
*	Interroll-Holding SA	970	138,643
	Jelmoli Holding AG	1,521	2,286,608
#	Jelmoli Holding AG, Zuerich (Namen)	2,835	855,577
	Kaba Holding AG	4,214	1,277,190
	Kardex Ag, Zuerich	8,245	272,609
*	Komax Holding AG	4,975	447,639
*	Kudelski SA	67,926	2,579,246
	Kuoni Reisen Holding AG	4,217	1,940,750
*	Leica Geosystems Holdings AG	4,887	1,504,307
*	Lem Holdings AG, Lyss	516	172,274
*	Logitech International SA	22,086	1,454,778
	Luzerner Kantonalbank AG	5,601	1,142,963
*	Metraux Services SA	501	68,114
*	Micronas Semi	66,503	3,011,932
*	Mikron Holding AG, Biel	23,835	332,467
*	Mobilezone Holding AG	18,596	82,140
*	Moevenpick-Holding, Zuerich	1,320	337,558
	Nobel Biocare Holding AG	19,072	4,154,655
	Orell Fussli Graphische Betriebe Ag, Zuerich	3,423	465,674
	Oz Holding AG	4,802	330,773
*	Parco Industriale e Immobiliare SA	600	1,808
	Phoenix Mecano AG, Stein am Rhein	2,749	821,339
	Phonak Holding AG	81,545	2,948,932
	PSP Swiss Property AG	61,252	2,626,442
	Publicitas Holding SA, Lausanne	1,937	630,434
	Rieters Holdings AG	9,565	3,115,172
	SAIA-Burgess Electronics AG	1,051	647,034
	Sarna Kunststoff Holding AG	4,495	547,652
*	Saurer AG	30,502	2,014,382
	Schaffner Holding AG	1,061	175,402
*	Schweiter Technology AG	1,298	290,301
	Schweizerhall Holding AG, Basel	140	271,224
	Schweizerische National Versicherungs Gesellschaft	1,224	678,712
*	SEZ Holding AG	2,982	88,839
	SIA Abrasives Holding AG	1,561	342,065

2

	Siegfried Holding AG	8,560	1,164,526
	Sig Holding AG	12,891	3,107,870
*	Sihl	150	387
*	Sika Finanz AG, Baar	4,253	3,002,807
	Sopracenerina	2,409	572,485
	St. Galler Kantonalbank	3,636	1,001,825
	Sulzer AG, Winterthur	1,637	687,839
*	Swiss Prime Site AG	5,125	1,309,492
*	Swissfirst AG	307	28,416
*	Swisslog Holding AG	17,025	16,711
*	Swissquote Group Holding SA	1,114	106,662
*	Tamedia AG	5,300	490,572
	Tecan Group AG	5,859	179,594
*	Temenos Group AG	35,359	240,517
*	Tornos Holding SA	16,921	120,781
*	UMS Schweizerische Metallwerke Holding AG, Bern	10,693	140,407
	Unaxis Holding AG	12,440	1,697,727
	Unilabs SA	16,050	551,399
*	Valiant Holding AG	35,821	3,392,724
	Valora Holding AG	7,856	1,922,738
	Vaudoise Assurances Holding, Lausanne	45	89,891
	Villars Holding SA, Fribourg	150	50,499
*	Von Roll Holding AG, Gerlafingen	221,131	405,553
	Vontobel Holdings AG	58,345	1,507,103
	Walliser Kantonalbank	820	247,116
*	Wmh Walter Meier Holding Ag, Zuerich	2,315	154,181
	Zehnder Holding AG	655	907,999
	Zschokke Holding SA, Geneve	431	237,506
*	Zueblin Holding AG	31,533	285,084
	Zuger Kantonalbank	590	1,653,565
TOTAL COMMON STOCKS (Cost $72,122,951)			107,977,594

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG Oel & Chemie	6,003	609,397
(Cost $266,229)

INVESTMENT IN CURRENCY — (0.0%)
*	Swiss Francs		129,771
(Cost $126,627)
TOTAL — SWITZERLAND (Cost $72,515,807)			108,716,762

FRANCE — (12.4%)
COMMON STOCKS — (12.4%)
*	Actielec Technologies	16,303	128,662
	Affine	1,400	132,548
*	Alain Afflelou SA	13,766	461,905
	Ales Groupe SA	6,648	137,766
	Altedia SA	2,800	70,185
*	Alten SA	22,742	570,658

3

*	Altran Technologies SA	82,633	947,566
	Apem SA	1,000	81,965
	April Group SA	31,201	939,500
*	Archos	7,579	93,031
	Ares (Groupe) SA	7,959	62,074
	Arkopharma	18,720	363,642
#	Assystem Brime SA	7,580	181,169
	Aubay SA	13,261	75,682
	Audika SA	1,900	168,690
*	Baccarat SA	1,090	199,035
	Bacou-Dalloz	6,552	593,862
#	Bains de Mer et du Cercle des Etrangers a Monaco	4,615	2,419,942
	Banque Tarneaud SA	1,000	188,030
#	Beneteau SA	13,527	1,209,047
*	Bigben Interactive	2,100	9,371
	Boiron SA	16,659	540,447
	Boizel Chanoine Champagne SA	600	53,032
	Bonduelle SA	6,723	666,781
	Bongrain SA	13,083	1,012,581
	Bricorama SA	3,379	237,586
	Brioche Pasquier SA	2,888	219,124
	Buffalo Grill SA	1,028	23,141
*	Bull SA	408,526	357,027
	Burelle SA	4,030	492,277
*	Business Objects SA	16,500	458,819
*	BVRP SA	6,840	157,686
	Camaieu SA	4,988	612,932
*	Canal Plus SA	43,573	365,224
*	Carbone Lorraine	40,631	2,199,411
	Cegedim SA	6,902	603,194
	CEGID SA	18,000	752,463
*	Cesar SA	75,259	117,592
	CFF Recycling SA	84,608	2,970,019
*	Cibox Inter@ctive SA	105,076	64,003
	Cie Financiere Pour La Location D’Immeubles Industriels & Commerciaux SA	11,046	732,792
	Clarins SA	8,798	572,592
# *	Club Mediterranee SA	17,615	951,658
	Consortium International de Diffusion et de Representation Sante	600	5,879
*	CS Communication et Systemes	4,983	208,505
*	Cybergun	2,121	43,055
	Damartex SA	22,900	795,981
*	Dane-Elec Memory SA	11,400	80,307
	Delachaux SA	1,300	191,936
	Deveaux SA	1,040	113,612
	Didot-Bottin	1,620	146,190
*	DMC (Dollfus Mieg et Cie)	9,630	56,107
*	Dynaction SA	10,660	261,136
	Electricite de Strasbourg	23,784	3,480,048
	Elior	144,404	1,801,226
*	Encres Dubuit SA	4,176	71,886
	Esso SA	3,200	530,932
	Etam Developpement SA	7,300	221,842
*	Euraltech SA	11,700	23,704

4

# *	Euro Disney SCA	797,643	126,744
	Evialis SA	1,200	52,770
	Exel Industries SA	1,800	158,024
*	Explosifs et de Produits Chimiques	524	242,850
	Faurecia SA	6,500	570,644
	Fimalac SA	111,143	5,326,093
	Fininfo SA	9,760	272,432
	Fleury Michon SA	3,100	178,357
	Francois Freres (Tonnellerie) SA	3,150	96,978
*	Gantois Series A	647	18,848
	Gascogne SA	6,472	614,463
	Gaumont	14,607	1,323,953
*	GCI (Groupe Chatellier Industrie SA)	7,258	961
# *	Generale de Geophysique SA	20,770	1,976,065
	Generale de Sante	32,259	743,683
	Generale Location SA	9,000	263,970
*	Geodis SA	4,379	487,361
	Gevelot	3,584	289,491
	GFI Informatique SA	26,700	189,502
	Gifi	4,678	270,137
*	Ginger (Groupe Ingenierie Europe)	2,600	61,936
	Grands Moulins de Strasbourg	110	69,915
#	Groupe Bourbon SA	19,038	1,113,743
	Groupe Crit	6,900	246,690
*	Groupe Finuchem SA	5,120	85,424
*	Groupe Flo SA	11,900	107,150
*	Groupe Focal SA	1,400	13,829
	Groupe Go Sport SA	2,207	194,340
	Groupe Guillin SA	1,200	103,284
#	Groupe Open SA	7,150	125,920
	Groupe Steria	18,734	797,038
	Guerbet SA	1,700	195,730
	Guyenne et Gascogne SA	26,000	3,009,004
	Havas SA	62,300	353,902
*	Hotels et Casinos de Deauville	2,055	1,202,741
	Hyparlo SA	5,514	356,307
	IDSUD	614	25,529
*	IEC Professionnel Media	8,734	19,892
	Iliad SA	17,900	673,383
*	IMS International Metal Service SA	12,630	190,320
	Industrielle et Financiere d’Entreprise SA	300	71,425
# *	Infogrames Entertainment SA	125,457	295,701
	Ingenico SA	61,820	1,012,597
	Ioltech SA	500	60,216
	Ipsos SA	5,776	612,247
	Kaufman et Broad SA	7,722	481,091
	Lafuma SA	827	74,136
	Laurent-Perrier	3,100	139,566
	Lectra Systemes SA	23,092	168,787
	Lisi SA	7,827	568,991
*	LVL Medical Groupe SA	2,391	19,313
	Manitou SA	44,368	1,637,950
	Manutan International SA	4,700	274,582
*	Marie Brizard & Roger International SA	497	55,281

5

	Marionnaud Parfumeries Retails Perfumes	11,209	319,557
*	Matussiere et Forest SA	13,600	52,225
*	Metaleurop SA	35,449	25,347
	MGI Coutier SA	1,400	67,108
	Montupet SA	32,450	959,922
	Mr. Bricolage SA	6,600	173,040
	Neopost SA	7,200	601,112
	Nexans	33,876	1,511,681
	Norbert Dentressangle	8,372	537,772
*	Oberthur Card Systems SA	53,640	455,997
# *	Oeneo	31,265	51,336
*	Orpea	19,650	764,976
*	Otor SA	13,700	74,378
	Parcours SA	5,300	47,021
*	Paris Orleans et Cie SA	2,832	723,750
	Passat SA	2,400	46,875
# *	Penauille Polyservices SA	10,200	127,500
	Petit Forestier SA	3,043	130,754
	Pierre & Vacances	7,129	858,085
	Pinguely-Haulotte SA	25,000	240,003
	Plastic Omnium SA	15,423	880,206
	Plastivaloire SA	1,700	63,142
	Prosodie SA	4,500	133,475
	Provimi SA	30,782	780,555
	PSB Industries SA	6,200	262,712
*	Radiall SA	1,340	111,785
	Remy Cointreau SA	17,760	733,258
	Robertet SA	1,076	163,138
	Rodriguez Group SA	9,687	561,184
	Rougier SA	2,040	180,985
*	S.T. Dupont SA	3,800	27,926
	Sabeton	13,500	223,093
	Samse SA	4,400	811,017
	Sasa Industries SA	1,000	38,136
*	Saveurs de France-Brossard	900	50,637
*	Scor SA	1,174,232	2,456,682
	SDR de Bretagne SA	1,915	71,787
	SEB SA Prime Fidelite 2002	3,300	384,534
	Sechilienne-Sidec	2,200	722,458
	Securidev SA	1,500	28,403
	Signaux Girod SA	600	54,105
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	16,499	1,616,692
	Skis Rossignol SA	41,668	973,283
	Smoby SA	500	47,835
	Societe du Louvre SA	14,513	1,901,564
	Societe Industrielle D’Aviations Latecoere SA	8,866	439,074
	Societe Pour L’Informatique Industrielle SA	1,800	89,023
	Solving International SA	2,160	8,409
	Somfy Interational SA	22,900	4,791,049
	Sopra SA	7,618	465,432
#	SR Teleperformance	90,928	2,697,017
	Stallergenes SA	1,949	203,881
	Ste Virbac SA	7,637	300,242

6

	Stef-Tfe SA	2,032	303,778
	Sucriere de Pithiviers-le-Vieil	1,825	1,462,030
*	Sylis SA	4,700	39,021
	Synergie SA	8,000	282,839
	Taittinger SA	12,700	4,042,744
	Tessi SA	1,700	98,844
	Touax (Touage Investissement SA)	10,378	329,809
	Toupargel-Agrigel SA	6,200	289,065
	Trigano SA	8,179	732,124
# *	Ubi Soft Entertainment SA	20,843	831,015
	Unilog SA	9,747	722,765
#	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	31,700	6,888,202
*	Valtech, La Defense	128,690	161,885
	Viel et Compagnie	44,339	246,002
	Vilmorin et Cie SA	2,349	466,565
	VM Materiaux SA	600	83,422
	Vranken Monopole	2,800	139,370
*	XRT	57,100	81,658
	Zodiac SA	14,964	719,072
TOTAL COMMON STOCKS (Cost $52,884,630)			106,809,711

RIGHTS/WARRANTS — (0.0%)
*	Air France Warrants 11/06/07	24,800	24,301
*	Ales Groupe SA Warrants 03/23/09	316	3,561
*	Ginger (Groupe Ingenierie Europe) Warrants 09/30/05	2,600	585
*	Groupe Open SA Warrants 10/21/06	1,000	1,099
*	Oeneo Warrants 08/26/06	14,365	951
*	Prosodie SA Warrants 10/28/06	900	560
*	Ubi Soft Entertainment SA Warrants 05/14/06	4,100	2,497
*	Valtech, La Defense Warrants 07/25/05	20,000	530
TOTAL RIGHTS/WARRANTS (Cost $20,863)			34,084

TOTAL — FRANCE (Cost $52,905,493)			106,843,795

GERMANY — (11.1%)
COMMON STOCKS — (11.1%)
	A.S. Creation Tapeton AG	2,900	94,081
*	AAP Implantate AG	14,384	27,808
	Aareal Bank AG	46,391	1,632,162
*	Acg AG Fuer Chipkarten und Informationssysteme	16,940	17,496
	Ackermann-Goeggingen AG	8,100	172,683
	AC-Service AG	4,300	31,601
*	Adlink Internet Media AG	13,980	36,283
*	Adva AG Optical Networking	39,883	263,000
*	Agrob AG	5,800	59,213
# *	Aixtron AG	74,124	348,438
*	Amadeus Fire AG	4,900	36,789

7

*	Andreae-Noris Zahn AG, Anzag	27,200	1,280,403
*	Articon Integralis AG	7,900	26,361
	Atoss Software AG	3,700	48,749
*	Augusta Technologie AG	11,750	15,248
	Ava Allgemeine Handelsgesellschaft der Verbraucher AG	35,814	2,182,416
	AWD Holding AG	52,932	2,238,676
*	Baader Wertpapier Handelsbank AG	19,026	145,114
	Balda AG	40,277	407,997
*	Basler AG	3,200	65,678
#	Beate Uhse AG	56,241	703,757
#	Bechtle AG	25,498	690,458
*	Berliner Elektro Holding AG	17,611	183,526
	Bertrandt AG	9,850	144,124
	Beta Systems Software AG	2,850	50,683
	Bien-Haus AG	2,400	28,284
	Bilfinger & Berger Bau AG	44,787	2,194,278
*	Biolitec AG	8,000	36,335
*	Biotest AG	5,838	126,083
*	BKN International AG	17,600	139,831
*	BMP AG	10,600	27,651
	Boewe Systec AG	7,866	481,209
*	Borussia Dortmund GMBH & Co. KGAA	21,650	68,230
	Bremer Energiekonto AG	14,700	32,896
*	Broadnet Mediascape Communications AG	7,551	35,695
*	CBB Holding AG	102,602	80,158
*	Ce Consumer Electrnic AG	21,600	27,458
*	Ceag AG	20,670	198,982
*	Cenit AG Systemhaus	3,500	70,445
*	Centrotec Hochleistungskunststoffe AG	7,500	208,057
	Cewe Color Holding AG	7,073	224,684
	Comdirect Bank AG	120,666	1,056,147
*	Computec Media AG	4,650	41,685
	Computerlinks AG	5,700	108,686
*	Condomi AG	1,800	3,337
*	CTS Eventim AG	14,800	556,568
	Curanum AG	21,500	69,465
*	D. Logistics AG	37,750	86,477
# *	DAB Bank AG	70,271	560,158
*	Data Modul AG	3,194	49,060
*	DEAG Deutsche Entertainment AG	10,500	28,641
	Deutsche Euroshop AG	18,927	1,003,241
*	Deutsche Steinzeug Cremer & Breuer AG	87,200	66,970
*	Deutz AG	96,790	463,956
*	Dierig Holding AG	10,500	157,250
	Dis Deutscher Industrie Service AG	18,524	751,802
	Douglas Holding AG	49,585	1,911,307
*	Dr. Hoenle AG	2,926	35,955
*	Dr. Scheller Cosmetics AG	4,000	21,981
*	Drillisch AG	28,287	147,578
*	Duerr Beteiligungs AG	17,593	389,040
	DVB Bank AG	7,124	952,760
*	Easy Software AG	8,966	48,795
*	Eckert and Ziegler Strahlen - und Medizintechnik AG	3,000	40,400
*	Elexis AG	8,600	121,393

8

	Elmos Semiconductor AG	23,218	396,600
	ElreingKlinger AG	3,000	284,031
# *	Em.TV AG	18,773	118,326
*	Emprise Management Consulting AG	8,950	25,480
*	Epcos AG	55,500	781,204
	Erlus Baustoffwerke AG	297	141,087
*	Escada AG	20,520	546,149
*	Euwax AG	536	21,221
*	Evotec Biosystems AG	42,707	184,920
	Feilmann AG	29,181	2,131,388
#	FJA AG	9,889	44,391
	Fortec Elektronik AG	1,400	61,176
*	Freenet.De AG	50,400	1,241,314
	Fuchs Petrolub AG Oel & Chemie	6,693	735,237
*	Gesco AG	1,443	43,661
	GFK AG	45,483	1,787,520
*	Gft Technologies AG	22,600	62,246
*	Girindus AG	6,815	48,279
*	GPC Biotech AG	33,461	436,429
#	Grenkeleasing AG	15,958	763,879
*	Grundstuecks & Baugesellschaft AG	3,567	127,528
	Gwag Bayerische Wohnungs- Aktiengesellschaft AG	3,383	194,863
	Hamborner AG	21,000	761,917
	Hawesko Holdings AG	4,300	190,175
*	Herlitz AG	6,962	35,953
	Hochtief AG	34,000	1,109,772
*	Hoeft & Wessel AG	6,100	40,791
	Hucke AG	8,300	39,895
	Hugo Boss AG	25,100	813,623
	Hutschenreuther AG	2,800	40,042
*	Hyrican Informations Systeme AG	3,107	36,945
*	I-D Media AG	9,700	22,991
*	IFA Hotel & Touristik AG	7,000	67,664
*	IM International Media AG	19,800	15,207
*	InfoGenie Europe AG	7,151	22,726
*	Innovation in Traffic Systems AG	12,300	53,096
	Interseroh AG	11,845	356,824
# *	Intershop Deutschland AG	7,955	12,008
*	Intertainment AG	8,500	23,749
*	Isra Vision Systems AG	3,650	82,260
	IVG Immobilien AG	143,237	2,609,827
	Iwka AG	26,613	752,367
*	Jack White Productiions AG	3,802	39,973
*	Jenoptik AG	69,300	894,697
	K & S Aktiengesellschaft AG	129,500	7,304,952
	Kampa-Haus AG	10,375	80,917
	Keramag Keramische Werke AG	13,000	955,376
*	Kloeckner-Werke AG	53,211	760,962
*	Kontron AG	53,965	535,934
	Krones AG	10,180	1,244,866
	KSB AG	2,387	448,764
	KWS Kleinwanzlebener Saatzucht AG	1,650	1,503,178
*	Leica Camera AG	4,400	17,479
	Leifheit AG	12,500	403,535

9

	Leoni AG	37,500	2,957,495
*	Loewe AG	7,100	72,203
	LPKF Laser & Electronics AG	9,000	44,690
*	Mania Technologie AG	12,670	23,320
	Masterflex AG	4,400	156,494
*	Maxdata AG	32,897	204,735
*	Mediclin AG	30,850	80,883
*	Medigene AG	16,928	256,206
*	Mensch und Maschine Software AG	10,700	54,690
	Mobilcom AG	60,577	1,356,405
# *	Morphosys AG	5,393	302,428
*	Mosaic Software AG	5,200	12,463
	Muehlabauer Holdings AG & Co. KGAA	7,423	322,397
	MVV Energie AG	58,291	1,410,963
*	MWG Biotech AG	30,700	23,984
*	Nemetschek AG	7,400	130,911
*	Neschen AG	5,800	27,648
*	Nexus AG	14,053	46,521
*	Norddeutsche Affinerie AG	37,449	906,472
	Norddeutsche Steingutfabrik AG	5,960	57,217
*	November AG	5,400	40,543
*	Ohb Teledata	12,650	148,912
*	Pandatel AG	5,700	12,529
*	Paragon AG	11,282	319,697
*	Parsytec AG	11,900	44,751
	PC-Ware Information Technologies AG	5,100	61,792
*	Personal & Informatik AG	5,900	71,875
	Pfeiffer Vacuum Technology AG	8,250	420,693
*	Pfleiderer AG	51,351	902,994
*	Pironet NDH AG	3,864	21,745
*	Plambeck Neue Energien AG	19,350	22,291
*	Plasmaselect AG	14,534	95,071
*	Plenum AG	9,300	19,950
*	Primacom AG	21,953	126,160
*	Produkte und Syteme der Informationstechnologie AG	10,300	51,827
	Progress-Werk Oberkirch AG	5,000	215,241
*	Pulsion Medical Systems AG	7,523	49,908
*	PVATepla AG	15,550	62,595
# *	Qs Communications AG	124,164	723,413
	Rational AG	15,083	1,697,636
*	Realtech AG	3,650	33,107
	Renk AG	19,400	739,831
	REpower Systems AG	5,000	97,127
	Rheinmetall Berlin AG	45,000	2,582,495
	Rhoen Klinikum AG	24,107	1,650,334
*	Rinol AG	5,900	10,547
*	Rohwedder AG	4,860	63,710
*	Ruecker AG	7,800	46,478
# *	S.A.G. Solarstrom AG	9,626	123,639
	Salzgitter AG	85,948	1,894,908
	Sartorius AG	11,252	257,759
	Schlott Sebaldus AG	7,440	275,749
	Schwarz Pharma AG	30,101	1,458,814
	Sektkellerei Schloss Wachenheim AG	15,120	227,441

10

*	Senator Entertainment AG	980	1,804
# *	SGL Carbon AG	57,758	887,173
*	Singulus Technologies AG	36,100	558,804
	Sinner AG, Karlsruhe	4,160	60,593
	Sixt AG	19,433	365,398
*	Sm Wirtschaftsberatungs AG	3,350	25,506
*	Software AG	34,296	1,187,554
	Stada Arzneimittel AG	66,872	2,222,573
	Stahl (R.) AG	6,300	90,930
*	Steag Hamtech AG	35,473	110,383
*	Stoehr & Co. AG	16,000	73,093
*	Strabag AG	4,840	360,821
	Stratec Biomedical Systems AG	3,200	97,881
	Stuttgarter Hofbraeu AG	18,000	625,662
	Sued-Chemie AG	29,146	1,155,497
*	Suess Microtec AG	17,785	121,754
	Syskoplan AG	3,300	29,408
*	Syzygy AG	18,000	113,215
	Takkt AG	87,707	912,840
*	TDS Informationstechnologie AG	10,411	33,086
*	Techem AG	29,076	1,261,680
	Technotrans AG	6,450	121,279
*	Telegate AG	20,500	371,345
*	Teles AG Informationstechnologien	26,657	289,090
*	Textilgruppe Hof AG	12,170	116,028
*	TFG Venture Capital AG & Co. KGAA	8,800	27,617
*	Tomorrow Focus AG	42,650	137,235
*	TTL Information Technology AG	6,400	28,729
*	TV Loonland AG	7,000	21,133
*	Umweltbank AG	5,613	70,608
	United Internet AG	79,458	2,365,222
*	Utimaco Safeware AG	12,200	95,474
*	Value Management & Research AG	7,650	32,415
*	Varetis AG	1,878	24,022
*	VBH (Vereinigter Baubeschlag-Handel) AG	9,415	38,647
*	Vereinigte Deutsche Nickel-Werke AG	12,150	12,710
*	Vivacon AG	6,559	109,346
	Vossloh AG	21,469	1,064,637
*	W.O.M. World of Medicine AG	7,164	30,735
	Wanderer-Werke AG	7,903	292,909
*	WaveLight Laser Technologies AG	1,159	22,514
*	WCM Beteiligungs AG	346,726	463,709
	Westag and Getalit AG, Rheda-Wiedenbrueck	7,000	94,081
	Wuerttembergische Lebensversicherung AG	11,330	252,044
	Wuerttembergische Metallwarenfabrik AG	30,330	552,221
	Wuerzburger Hofbraeu AG	133	68,860
	Zapf Creation AG	7,500	138,043

TOTAL — GERMANY (Cost $60,736,966)			95,167,061

11

ITALY — (7.5%)
COMMON STOCKS — (7.5%)
	Acea SpA	163,000	1,891,810
	Acegas SpA	31,875	383,243
*	Actelios SpA	25,801	236,076
*	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	4,291	25,910
	Aem Torino SpA	450,627	1,223,233
	Aeroporto de Firenze SpA	6,000	90,572
*	Alitalia Linee Aeree Italiane SpA Series A	3,706,002	1,202,782
	Amplifon SpA	18,242	960,169
*	Astaldi SpA	48,860	299,552
	Azienda Mediterranea Gas e Acqua SpA	360,014	818,517
#	Banca Ifis SpA	19,351	250,856
	Banca Intermobiliare di Investimenti e Gestoni SpA	132,998	1,125,341
#	Banca Popolare Dell’etruria e Del Lazio Scrl	23,918	582,114
	Banca Profilo SpA	114,243	285,154
	Banco di Desio e della Brianza SpA	109,105	962,181
#	Banco Piccolo Valellinese Scarl SpA	56,071	759,542
*	Beghelli SpA	142,000	125,792
	Beni Stabili SpA, Roma	1,309,500	1,388,916
	Biesse SpA	17,100	90,572
	Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma	9,675	277,746
	Bremba SpA	74,782	607,010
	Buzzi Unicem SpA	94,100	1,594,915
	Caltagirone Editore SpA	132,868	1,260,592
	Caltagirone SpA	178,399	1,518,943
	CAMFIN (Cam Finanziaria)	36,527	113,663
	Carraro SpA	34,400	188,125
	Cementir Cementerie del Tirreno SpA	249,704	1,456,496
*	Centrale del Latte di Torino & Co. SpA	4,182	26,414
	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,839,360
*	Cirio Finanziaria SpA	175,000	40,320
#	Class Editore SpA	83,868	199,897
# *	CMI SpA	90,302	381,440
*	Coats Cucirini SpA	30,000	41,274
*	Compagnia Immobiliare Azionaria	44,000	8,751
	Credito Artigiano SpA	114,446	494,033
#	Cremonini SpA	135,428	484,632
*	CSP International Industria Calze SpA	10,000	16,420
#	Danieli & C.Officine Meccaniche SpA	66,500	470,220
	Davide Campari - Milano SpA	27,599	1,843,710
	De Longhi SpA	139,386	599,847
# *	Ducati Motor Holding SpA	129,900	182,328
	Emak SpA	27,000	160,885
	Erg SpA	173,330	2,368,599
#	Ergo Previdenza SpA	95,165	679,210
	Esprinet SpA	3,700	285,143
*	Finarte Casa d’Aste SpA (Milano)	56,266	74,579
*	Finarte Partecipazioni Pro Arte SpA	242,693	26,255
# *	Finmatica SpA	35,900	108,337
	Gabetti Holding SpA	55,000	212,659
	Gefran SpA	11,000	80,985
#	Gemina SpA	331,283	526,403
	Gewiss SpA	221,700	1,538,279
*	Giovanni Crespi SpA	49,200	62,542

12

	Granitifiandre SpA	33,237	324,800
*	Gruppo Ceramiche Ricchetti SpA	41,000	94,248
	I Grandi Viaggi SpA	28,100	40,148
*	Immobiliare Lombardia SpA	425,000	107,769
	Immsi SpA	373,100	856,174
#	Impregilo SpA	592,300	358,423
	Industria Macchine Automatique SpA	33,671	466,365
*	Industria Romagnola Conduttori Elettrici SpA	17,500	77,165
	Industrie Zignago S. Margherita SpA	52,000	1,193,962
	Intek SpA	91,216	89,984
	Interpump Group SpA	75,402	438,314
*	ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)	34,500	297,170
	Italmobiliare SpA, Milano	20,975	1,533,130
*	Juventus Footbal Club SpA	98,000	175,704
	La Doria SpA	22,000	76,324
*	Lavorwash SpA	10,000	28,668
	Linificio and Canapificio Nazionale SpA	22,000	93,220
	Maffei SpA	52,500	123,116
	Manifattura Lane Gaetano Marzotto & Figli SpA	138,000	2,702,622
	Mariella Burani Fashion Group SpA	26,077	319,402
	Meliorbanca SpA	90,667	364,073
	Merloni Elettrodomestici SpA	155,000	2,565,546
	Milano Assicurazioni SpA	266,700	1,553,867
	Mirato SpA	12,000	116,631
*	Monrif SpA	150,000	225,238
*	Montefibre SpA	143,130	61,406
	Navigazione Montanari SpA	110,917	401,325
*	Necchi SpA	164,250	15,442
*	Negri Bossi SpA	13,700	38,277
*	NGP SpA	17,891	8,292
	Olidata SpA	20,000	27,754
*	Opengate Group SpA	4,000	10,117
*	Pagnossin SpA	9,000	8,724
	Permasteelisa SpA	24,470	417,986
	Pininfarina SpA	31,285	965,643
	Pirelli & C.Real Estate SpA	9,600	547,627
	Poligrafici Editoriale SpA	132,000	305,879
*	Premafin Finanziaria SpA Holding di Partecipazioni, Roma	342,051	729,214
	Premuda SpA	109,728	213,586
*	Ratti SpA	31,768	22,505
	Recordati Industria Chimica e Farmaceutica SpA	58,644	1,584,133
*	Reno de Medici SpA, Milano	332,210	341,360
*	Richard-Ginori 1735 SpA	140,800	113,542
	Risanamento Napoli SpA	304,043	966,238
	Sabaf SpA	9,200	221,229
	SAES Getters SpA	14,750	324,023
*	Schiapparelli 1824 SpA, Milano	831,000	48,967
*	Sirti SpA	29,967	81,346
	SISA (Societa Imballaggi Speciali Asti SpA)	65,000	209,150
*	SNIA SpA	227,590	79,259
	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,302,376
*	Socotherm SpA	21,452	222,701
	Sogefi SpA	182,500	937,632
	Sol SpA	81,830	520,106

13

*	SOPAF (Societa Partecipazioni Finanziarie SpA)	85,000	27,575
*	Sorin SpA	341,385	1,157,237
*	STA Metallurgica Italiana SpA	282,640	194,053
	Stefanel SpA	54,400	196,112
	Targetti Sankey SpA	14,500	103,105
*	Tecnodiffusione Italia SpA	3,332	8,824
	Terme Demaniali di Acqui SpA	532,000	531,859
#	Tod’s Group SpA	30,476	1,462,461
	Trevi-Finanziaria Industriale SpA	52,400	103,038
*	Vemer Siber Group SpA	46,000	41,115
*	Viaggi del Ventaglio SpA	58,380	105,907
	Vianini Industria SpA	52,520	191,073
	Vianini Lavori SpA	180,752	1,603,600
	Vittoria Assicurazioni SpA	51,500	580,330
	Zucchi (Vincenzo) SpA	144,350	779,857

TOTAL — ITALY (Cost $36,947,162)			64,506,392

SWEDEN — (7.1%)
COMMON STOCKS — (7.1%)
# *	Active Biotech AB	38,640	240,067
	Addtech AB Series B	22,300	216,787
	Alfa Laval AB	18,600	327,647
*	Alfaskop AB	3,200	374
	Angpannefoereningen AB Series B	10,800	213,929
*	Anoto Group AB	134,833	209,919
*	Aros Quality Group AB	300	4,386
*	Artimplant AB Series B	46,000	42,701
	Axfood AB	73,400	2,076,265
# *	Axis AB	76,994	298,269
*	B & N Bylock & Nordsjoefrakt AB Series B	41,800	144,821
*	Ballingslov International AB	11,600	212,818
	Beiger Electronics AB	11,700	135,547
	Beijer AB Series B	11,700	232,611
	Beijer Alma AB Series B	10,400	192,322
	Bergman & Beving AB Series B	36,200	407,479
	Biacore International AB	11,150	252,646
	Bilia AB Series A	116,725	2,167,072
	Billerud AB	58,700	922,470
*	BioGaia AB Series B	7,000	13,712
*	Boliden AB	197,400	1,009,999
*	Bong Ljungdahl AB	9,000	55,521
*	Boras Waefveri AB Series B	8,600	37,842
*	Boss Media AB	68,700	291,246
*	Capio AB	121,900	1,862,198
	Capona AB	25,400	346,249
#	Carbo AB	37,100	1,003,348
	Castellum AB	43,600	1,485,074
	Cloetta AB Series B	22,250	813,160
	Concordia Maritime AB Series B	37,300	186,484
*	Consilium AB Series B	5,246	23,314

14

	D. Carnegie & Co. AB	88,200	1,112,074
*	Doro Telefoni AB Series A	2,000	3,421
*	Duroc AB Series B	2,700	7,341
*	Elekta AB	28,600	946,978
*	Elverket Vallentuna AB	8,050	51,661
*	Enea Data AB Series B	470,000	322,925
	Eniro AB	154,000	1,801,012
*	Expanda AB	6,547	43,834
	Fagerhult AB	14,100	232,918
# *	Framtidsfabriken AB	966,000	73,432
*	Frontec AB Series B	50,800	67,208
	Getinge AB	176,604	2,555,886
	Geveko AB Series B	8,300	229,322
*	Glocalnet AB	187,500	88,534
	Gorthon Lines AB Series B	41,800	142,987
	Gunnebo AB	50,000	705,347
	Haldex AB	39,000	741,163
	Heba Fastighets AB Series B	13,500	226,954
	Hexagon AB Series B	3,572	201,821
	Hiq International AB	47,889	182,018
	HL Display AB Series B	6,000	143,847
	Hoganas AB Series B	38,200	1,164,328
*	IBS AB Series B	95,200	203,187
# *	Industrial & Financial Systems AB Series B	118,600	107,494
*	Industrifoervaltnings AB Skandigen	63,975	229,130
*	Intentia International AB Series B	171,420	410,971
*	Intrum Justitia AB	115,700	955,625
*	Invik and Co. AB Series B	155,400	1,550,456
	Karlshamns AB	23,800	405,330
*	Klippans Finpappersbruk AB	5,800	17,212
	Klovern AB	108,376	313,692
	Kungsleden AB	24,400	989,825
	Lagercrantz Group AB Series B	31,800	92,509
*	LB Icon AB	14,530	76,042
	Lindex AB	16,100	815,521
	Ljungberg Gruppen AB Series B	3,800	83,326
*	Lundin Petroleum AB	322,400	2,347,092
*	Mandator AB	220,520	45,132
	Meda AB Series A	9,725	390,956
*	Medivir Series B	10,650	143,233
*	Micronic Laser Systems AB	50,800	456,714
*	Modern Times Group AB Series B	48,700	1,495,044
	Naerkes Elektriska AB Series B	4,250	73,623
	NCC AB Series B	118,100	1,924,999
	Nefab AB Series B	5,100	136,435
*	Net Insight AB Series B	369,000	89,005
	New Wave Group AB	20,800	393,767
#	Nibe Industrier AB	23,500	731,734
*	Nobia AB	46,100	906,419
	Nolato AB Series B	42,840	335,050
	Observer AB	137,856	640,853
	OEM International AB Series B	7,100	130,259
*	OMHEX AB	78,100	961,893
	Orc Software AB	16,500	137,488

15

*	Ortivus AB	11,507	47,101
*	Partnertech AB	9,800	97,418
	PEAB AB Series B	105,200	1,176,476
*	Pergo AB	43,300	169,007
	Poolia AB Series B	18,150	107,988
*	Prevas AB Series B	16,000	52,627
# *	Pricer AB Series B	641,500	89,089
*	Proact It Group AB	15,000	42,759
*	Proffice AB	72,800	136,754
	Profilgruppen AB	4,000	45,025
	Protect Data AB	13,500	173,669
*	PyroSequencing AB	51,940	94,911
	Q-Med AB	34,000	934,421
*	Readsoft AB Series B	24,800	72,508
#	Rottneros Bruk AB	366,600	399,259
	Salus Ansvar AB Series B	12,900	54,311
	Sardus AB	11,200	172,733
*	Scribona AB Series A	40,100	95,845
*	Scribona AB Series B	56,300	131,684
*	Semcon AB	18,300	101,925
# *	Sigma AB Series B	25,800	35,453
*	Sintercast AB	5,600	50,756
	Skistar AB	21,000	392,948
	SSAB Swedish Steel Series A	60,300	1,586,703
	SSAB Swedish Steel Series B	17,100	437,462
*	Studsvik AB	2,800	36,020
	Sweco AB Series B	23,450	452,504
# *	Switchcore AB	154,820	37,570
*	Teleca AB Series B	69,200	407,678
*	Telelogic AB	341,200	867,889
*	Teligent AB	1,000	3,304
*	Ticket Travel Group AB	15,152	29,460
#	Trelleborg AB Series B	75,400	1,421,893
	TV 4 AB Series A	22,200	449,478
*	Uniflex AB Series B	3,630	28,125
*	VBG AB Series B	271	5,626
#	Wallenstam Byggnads AB Series B	16,700	903,283
# *	Wedins Norden AB Series B	280,000	26,197
*	Westergyllen AB Series B	4,300	72,918
	Whilborg Fastigheter AB Class B	164,145	3,719,334
	Wilh. Sonesson AB Series A	4,160	18,852
	Wilh. Sonesson AB Series B	4,160	17,393
	WM-Data AB Series B	437,600	1,196,258
	Xponcard Group AB	2,800	64,877
TOTAL COMMON STOCKS (Cost $33,584,714)			60,518,795

RIGHTS/WARRANTS — (0.0%)
*	Meda AB Rights 03/15/05	9,725	32,698
*	SwitchCore AB Rights 03/11/05	154,820	2,988
TOTAL RIGHTS/WARRANTS (Cost $0)			35,686

16

INVESTMENT IN CURRENCY — (0.0%)
*	Swedish Krona
(Cost $13,492)			13,556
TOTAL — SWEDEN (Cost $33,598,206)			60,568,037

NETHERLANDS — (6.2%)
COMMON STOCKS — (6.2%)
	Aalberts Industries NV	37,508	1,873,413
	Accell Group NV	13,150	316,039
	AFC Ajax NV	10,787	127,839
#	Airspray NV	3,800	94,094
	AM NV	75,747	796,387
#	Arcadis NV	14,000	295,683
# *	ASM International NV	40,484	760,147
*	Atag Group NV	4,630	1,778
	Athlon Groep NV	34,250	870,763
	Batenburg Beheer NV	3,000	140,109
*	Begemann Groep NV	11,909	43,366
*	Begemann Groep NV Series B	13,451	3,740
	Beter Bed Holding NV	6,162	149,481
	Boskalis Westminster NV	51,300	1,952,959
	Brunel International NV	12,000	174,311
	Buhrmann NV	134,037	1,501,527
# *	Crucell NV	64,667	911,949
#	Draka Holding NV	24,283	426,046
*	Econosto NV	17,305	45,829
#	Eriks Group NV	9,483	683,097
	Exact Holding NV	19,764	705,296
	Fornix Biosciences NV	5,924	127,077
*	Fox Kids Europe NV	66,840	1,212,537
	Gamma Holding NV	15,705	820,395
	Gemeenschappeljk Bezit Crown van Gelder NV	12,000	278,867
# *	Getronics NV	554,907	1,462,215
	Grolsche NV	32,100	1,028,628
	Grontmij NV	6,793	411,070
# *	Hagemeyer NV	730,984	2,100,417
#	Heijmans NV	34,383	1,304,387
	ICT Automatisering NV	5,800	103,681
#	Imtech NV	40,007	1,436,162
*	Ispat International NV	80,327	3,387,732
	Kas Bank NV	42,888	985,311
*	Kendrion NV	65,661	112,159
	Koninklijke Bam NV	25,037	1,374,184
	Koninklijke Frans Maas Groep NV	12,349	460,308
	Koninklijke Nedlloyd NV	33,528	1,889,058
	Koninklijke Ten Cate NV	11,531	931,397
	Koninklijke Vopak NV	50,371	1,183,905
# *	Laurus NV	92,984	556,525
	MacIntosh NV	15,590	598,663
*	Maverix Capital NV	1,500	75,477

17

	Nederlandsche Apparatenfabriek	14,000	606,197
	NH Hoteles SA	21,703	301,462
#	Nutreco Holding NV	31,673	1,090,856
	NV Holdingsmij de Telegraaf	46,153	1,222,272
	Oce NV	115,765	1,916,131
	Opg Groep NV Series A	21,435	1,383,681
# *	Petroplus International NV	22,363	265,028
*	Pharming Group NV	138,009	714,533
	Pinkroccade NV	16,914	318,929
	Reesink NV	2,050	198,838
	Roto Smeets de Boer NV	2,640	139,656
	Rubber Cultuur Maatschappij Amsterdam NV	40,800	199,354
*	Samas-Groep NV	24,184	204,309
*	Seagull Holding NV	6,767	29,570
# *	Semiconductor Industries NV	21,900	126,435
	Sligro Food Group NV	15,046	774,614
#	Smit Internationale NV	20,578	898,925
	Stern Groep NV	1,236	47,954
	Stork NV	59,299	2,330,501
*	Textielgroep Twenthe NV	1,000	3,310
*	Tulip Computers NV	53,860	13,551
	Twentsche Kabel Holding NV	18,244	758,556
	United Services Group NV	33,760	969,617
	Univar NV	31,886	1,025,148
*	Van Der Mollen Holding NV	57,660	462,685
# *	Versatel Telecom International NV	906,053	2,279,530
*	Wegener Arcade NV .	70,830	1,012,929

TOTAL — NETHERLANDS (Cost $29,160,628)			53,008,579

FINLAND — (5.3%)
COMMON STOCKS — (5.3%)
	Alandsbanken AB Series B	6,990	186,042
*	Aldata Solutions Oyj	64,735	107,149
	Alma Media Oyj	34,388	552,339
*	Amanda Capital Oyj	258,700	75,363
	Amer-Yhtymae Oyj Series A	93,460	1,744,950
	Aspo P.L.C.	8,200	218,790
	Aspocomp Group P.L.C.	25,476	166,309
*	Basware Oyj	7,050	73,282
*	Benefon Oy	1,900	403
*	Biotie Therapies Oyj	39,754	45,271
	Capman Oyj Series B	12,485	39,842
	Componenta Oyj	7,600	86,647
	Comptel Oyj	149,541	417,812
	Efore Oy	25,840	115,308
	Elcoteq Network Corp.	35,010	764,917
#	Elektrobit Group Oyj	663,597	509,648
*	Elisa Communications Corp.	83,260	1,488,361
*	Eq Online Oyj	23,900	63,927
*	Etteplan Oyj	3,000	44,094

18

*	Evox Rifa Group Oyj	51,210	7,459
	Finnair Oyj	118,150	968,417
	Finnlines Oyj	60,560	1,125,877
	Fiskars Oy AB Series A	57,778	699,273
# *	F-Secure Oyj	140,928	317,237
#	HK Ruokatalo Oy Series A	35,510	437,292
	Honkarakenne Oy Series B	3,030	22,869
	Huhtamaki Van Leer Oyj	128,550	2,017,105
	Ilkka-Yhtyma Oyj	11,500	136,288
*	Incap Oyj	11,000	26,364
	J.W. Suominen Yhtyma Oy	17,955	93,912
	Jaakko Poyry Group Oyj	14,610	506,862
	KCI Konecranes International Oyj	24,300	1,098,841
*	Kemira GrowHow Oyj	25,160	229,878
	Kemira Oyj	118,400	1,826,483
	Kesko Oyj	32,060	832,066
	Laennen Tehtaat Oy	5,870	104,932
	Lassila & Tikanoja Oyj	51,776	959,830
#	Lemminkainen Oy	16,600	395,657
	Leo Longlife Oy	7,830	47,175
	Martela Oy	1,060	9,474
	Metsaemarkka Oyj Series B	832	7,855
	New Kyro Corp. Oyj	91,340	530,962
	Nokian Renkaat Oyj	14,370	2,545,956
	Nordic Aluminium Oy	1,900	30,065
*	Okmetic Oyj	21,204	77,213
	Okobank Class A	101,080	1,539,221
	Olvi Oyj Series A	5,620	109,096
	Orion-Yhtyma Oyj Series A	41,180	655,434
	Orion-Yhtyma Oyj Series B	60,920	968,008
	Oy Stockmann AB Series B	43,250	1,471,829
#	Perlos P.L.C. Warrants 04/04/04	72,311	859,842
	PK Cables Oyj	17,990	264,419
*	Pmj Automec Oyj	23,910	22,162
	Pohjola Group P.L.C. Series D	146,205	1,846,922
#	Ponsse Oyj	12,600	297,315
*	Proha Oyj	51,232	34,598
	Raisio Group P.L.C. Series V	245,423	760,447
	Rakentajain Koneuvokrammo Oy	10,260	96,595
	Ramirent Oyj	12,270	397,248
	Rapala VMC Oyj	36,040	292,539
	Rautaruukki Oyj Series K	188,780	2,624,722
	Raute Oy Series A	2,390	28,483
	Rocla Oy	1,300	16,439
*	Satama Interactive Oyj	32,700	40,702
# *	Saunalahti Group Oyj	124,754	340,298
#	Scanfil Oyj	63,879	374,714
	Sponda Oyj	109,111	1,087,931
*	SSH Communications Oyj	37,900	71,765
	Stockmann Oyj AB	35,240	1,185,244
*	Stonesoft Corp.	49,279	31,321
	Sysopen P.L.C.	7,720	44,570
	Talentum Oyj	36,600	174,470
*	Tecnomen Holding Oyj	86,170	151,756

19

	Teleste Corp. Oyi	14,699	133,132
*	Tieto-X Oyj	10,200	52,135
	Tulikivi Oyj	5,710	48,768
	Turkistuottajat Oy	4,290	40,389
	Uponor Oyj Series A	106,900	2,264,831
	Vacon Oyj	14,537	267,564
	Vaisala Oy Series A	19,050	520,898
	Viking Line AB	10,360	318,263
	Wartsila Corp. Oyj Series B	99,690	2,593,894
	Yit-Yhtymae Oyj	67,708	2,071,047

TOTAL — FINLAND (Cost $24,877,412)			45,854,807

GREECE — (5.1%)
COMMON STOCKS — (5.1%)
*	A. Cambas Holding & Real Estate S.A.	45,937	139,903
*	Aegek S.A.	99,835	80,640
*	Agrotiki Insurance S.A.	34,455	131,852
	Aktor Technical Co. S.A.	196,380	821,717
	Alco Hellas ABEE S.A.	38,730	77,440
*	Alfa Alfa Energy S.A.	3,810	8,526
	Alfa-Beta Vassilopoulos S.A.	15,172	257,153
	Alisida S.A.	2,160	8,066
*	Allatini Industrial & Commercial Co.	15,370	24,219
	Alte Technological Co. S.A.	85,048	20,271
*	Altec Information & Communication Systems S.A.	80,278	58,465
	Alumil Milonas S.A.	27,516	112,221
*	Aluminum of Attica S.A.	104,982	27,802
	Anek Lines S.A.	60,821	103,086
	Arcadia Metal Industry C. Rokas S.A.	22,389	269,783
	AS Co. S.A.	25,370	30,570
*	Aspis Bank S.A.	72,374	314,336
*	Aspis Pronia General Insurance S.A.	48,640	42,509
*	Astir Palace Vouliagmenis S.A.	58,560	514,881
*	Athens Medical Center S.A.	104,974	239,083
	Athens Water Supply & Sewage Co. S.A.	53,245	415,977
	Atlantic Super Market S.A.	13,640	24,383
	Attica Holdings S.A.	138,964	621,952
	Attica Publications S.A.	16,674	87,874
	Atti-Kat S.A.	88,984	82,480
	Autohellas S.A.	44,980	238,242
	Babis Vovos S.A.	50,982	850,600
	Balafas Construction Holdings S.A.	15,200	3,824
	Bank of Attica S.A.	115,721	821,325
	Bank of Greece	11,296	1,529,417
	Bank of Piraeus S.A.	163,829	3,475,292
	Benrubi S.A.	11,121	99,253
	Betanet S.A.	11,220	52,891
*	Bitros Holdings S.A.	19,302	71,565
	Byte Computers S.A.	17,230	53,387
	Chipita S.A.	60,222	218,496

20

	Commercial Bank of Greece	1,960	63,845
*	Compucon Computer Applications S.A.	11,260	8,648
	Computer Peripherals International S.A.	9,110	13,511
	Cyclon Hellas S.A	18,131	18,246
	Daios Plastics S.A.	16,350	106,518
	Delta Holdings S.A.	33,747	275,267
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	10,720	20,583
	Dionic S.A.	12,948	13,373
	Domiki Krittis S.A.	17,730	15,730
	Dynamic Life S.A.	16,440	11,755
	Edrasi Psalllidas Technical Co. S.A.	31,108	34,601
	Egnatia Bank S.A.	117,107	508,622
	El. D. Mouzakis S.A.	31,653	31,016
	Elais Oleaginous Production S.A.	16,707	440,240
*	Elbisco Holding S.A.	56,000	498,305
	Elektrak S.A.	14,040	44,433
	Elektroniki of Athens S.A.	21,560	84,790
*	Elephant S.A.	26,310	18,813
	Elgeka S.A.	18,590	58,832
	Elmec Sport S.A.	64,256	155,705
	Elton S.A.	18,640	27,150
*	Empedos S.A.	15,974	1,692
	ETEM S.A. Light Metals Industry	37,502	97,330
	Ethniki General Insurance Co. S.A.	118,768	773,753
*	Etma Rayon S.A.	11,242	22,627
*	Euro Reliance General Insurance	14,830	27,099
	Eurodrip S.A.	11,620	25,234
	Euromedica S.A.	33,300	60,850
*	European Techniki	32,750	9,974
	Everest S.A.	30,730	86,672
	Evrofarma S.A.	9,500	19,121
	F.G. Europe SA Common Registered Shares	4,536	19,821
*	Fanco S.A.	10,110	6,560
*	Forthnet S.A.	17,510	114,538
*	Fourlis S.A.	64,420	547,638
	Frigoglass S.A.	49,990	276,693
	G.Polyhronos S.A.	10,580	12,469
	Galaxidi Fish S.A.	12,940	9,767
	General Commercial & Industry	24,060	26,443
*	General Hellenic Bank	35,139	495,073
	Germanos S.A.	61,810	2,044,510
	Goody’s S.A.	17,740	295,980
	Halkor S.A.	121,226	313,017
	Hatziioannou S.A.	44,200	68,477
	Hellas Can Packaging Manufacturers S.A.	27,902	279,316
*	Hellenic Cables S.A.	26,908	40,262
	Hellenic Duty Free Shops S.A.	80,020	1,525,805
	Hellenic Fabrics S.A.	17,110	48,031
	Hellenic Sugar Industry S.A.	35,750	216,810
	Hellenic Technodomiki S.A.	163,867	833,222
	Heracles General Cement Co.	93,293	1,292,167
	Hermes Real Estate S.A.	78,424	454,845
*	Hippotour S.A.	12,155	15,129
	Hyatt Regency S.A.	130,260	1,679,995

21

	Iaso S.A.	49,300	258,512
	Iktinos Hellas S.A.	6,500	16,439
	Inform P. Lykos S.A.	20,610	100,976
	Informatics S.A.	7,556	4,502
*	Intersat S.A.	19,392	8,987
	Intertech S.A.	12,236	43,260
	Intracom Constructions S.A.	30,520	49,304
	Intracom S.A.	172,366	1,077,288
*	Ionian Hotel Enterprises S.A.	16,754	209,425
	Ipirotiki Software & Publications S.A.	14,380	37,321
*	J Boutaris & Son Holding S.A.	28,150	34,666
	J&P-Avax S.A.	100,626	564,955
	Kalpinis - N. Simos Steel Service Center	12,432	66,506
	Karelia Tobacco Co., Inc. S.A.	2,160	183,337
	Kathimerini S.A.	21,240	203,625
	Katselis Sons S.A.	18,000	55,297
	Kego S.A.	21,670	39,024
	Kekrops S.A.	2,244	42,432
*	Keramia-Allatini S.A. Industrielle Commerciale & Technique	10,368	21,966
*	Klonatex Group S.A. Bearer Shares	20,351	27,487
	Kordellou Brothers S.A.	12,300	37,135
*	Lambrakis Press S.A.	107,586	495,762
*	Lampsa Hotel Co.	19,051	175,576
*	Lan-Net S.A.	19,045	42,871
*	Lavipharm S.A.	39,294	67,120
	Lazarides Vineyards S.A.	18,326	30,818
*	Logic Dis S.A.	77,230	36,815
*	Loulis Mills S.A.	15,382	36,255
*	Mailis (M.J.) S.A.	101,594	597,295
*	Maritime Company of Lesvos S.A.	30,753	17,510
*	Maxim Knitwear Factory C.M. Pertsinidis	16,360	7,149
	Medicon Hellas S.A.	2,860	18,784
	Mesochoritis Bros. Construction Co. S.A.	23,700	11,925
	Metka S.A.	59,820	492,691
	Michaniki S.A.	98,065	275,288
	Minerva Knitwear	5,140	12,728
	Minoan Lines S.A.	77,309	307,107
	MLS Multimedia S.A.	8,300	18,024
	Mochlos S.A.	101,679	59,241
	Motor Oil (Hellas) Corinth Refineries S.A.	152,870	2,149,734
	Mytilineos Holdings S.A.	47,000	578,787
*	N. Levederis S.A.	8,355	7,523
	N.B.G. Real Estate Development Co.	134,960	854,222
*	Naoussa Spinning Mills S.A.	21,832	11,853
	Naytemporiki S.A.	26,080	59,398
*	Neochimiki Lv Lavrentiadis S.A.	20,750	103,310
*	Neorion-Syro’s Shipyards S.A.	27,210	47,200
	Nexans Hellas S.A.	3,003	10,935
	Nikas S.A.	25,287	180,143
	Notos Com.Holdings S.A.	94,554	448,230
	Pantechniki S.A.	50,460	90,203
*	Pegasus Publishing & Printing S.A.	58,590	147,406
	Persefs S.A. Health Care	23,592	24,992
	Petros Petropoulos S.A.	7,360	56,136

22

*	Petzetakis S.A.	22,560	73,487
*	Pilias S.A.	103,584	26,061
	Pipeworks L. Girakian Profil S.A.	11,730	23,454
	Piraeus Leasing	5,765	51,299
*	Prodeftiki Technical Co.	32,257	16,231
*	Promota Hellas S.A.	26,580	16,542
	Rilken S.A.	1,982	16,692
*	Sanyo Hellas S.A.	59,251	58,058
	Sarantis S.A.	43,940	339,790
	Sato S.A.	28,850	27,887
*	Selected Textile Industry Assoc. S.A.	44,649	28,970
	Sfakianakis S.A.	13,390	96,099
*	Sheet Steel S.A.	25,850	9,584
*	Shelman Hellenic-Swiss Wood S.A.	38,042	47,351
	Silver and Baryte Ores Mining Co. S.A.	34,961	282,392
*	Singular S.A.	54,600	204,605
	Spyroy Agricultural House S.A.	22,258	25,936
*	Stabilton S.A.	27,530	2,916
	Strintzis Shipping Lines S.A.	131,240	191,160
	Technical Olympic S.A.	180,370	1,184,634
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	13,910	3,868
	Teletypos S.A. Mega Channel	36,227	189,002
	Terna Tourist Technical & Maritime S.A.	63,180	562,195
	Themeliodomi S.A.	37,422	63,923
	Thrace Plastics Co. S.A.	45,500	72,299
	Uncle Stathis S.A.	10,999	86,221
	Unisystems S.A.	41,820	100,231
	Vardas S.A.	13,780	43,063
*	Varvaressos S.A. European Spinning Mills	7,200	6,578
*	Veterin S.A.	18,984	29,411
	Viohalco S.A.	296,585	2,874,738
	Vioter S.A.	61,470	95,233
*	Vis Container Manufacturing Co.	4,259	15,058
*	Zampa S.A.	830	11,034
TOTAL COMMON STOCKS (Cost $34,576,405)			43,551,861

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	10,834
(Cost $8,591)

RIGHTS/WARRANTS — (0.0%)
*	Naoussa Spinning Mills S.A. Rights 03/11/05	21,832	7,950
(Cost $74,340)
TOTAL — GREECE (Cost $34,659,336)			43,570,645

SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
	Abengoa SA	66,042	769,557
	Adolfo Dominguez SA	3,700	94,313

23

	Aldeasa SA	15,329	720,577
*	Amper SA	56,800	382,828
*	Avanzit SA	17,275	37,743
# *	Azkoyen SA	52,500	508,177
	Banco de Andalucia	9,800	927,834
	Banco de Credito Balear SA	35,424	1,007,558
	Banco de Valencia SA	191,814	6,423,432
	Banco Guipuzcoano SA	21,194	864,374
#	Banco Pastor SA	34,300	1,294,879
*	Baron de Ley SA	7,542	397,473
*	Bodegas Riojanas SA	1,633	20,088
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	7,500	913,665
#	Campofrio Alimentacion SA	92,800	1,633,093
	Cementos Portland SA	16,881	1,123,239
	Cie Automotive SA	10,011	171,666
	Compania de Distribucion Integral Logista SA	29,600	1,621,494
	Compania Vinicola del Norte de Espana SA	5,834	90,384
	Cortefiel SA	57,093	1,025,134
*	Dogi International Fabrics SA	6,000	37,738
*	Duro Felguera SA	10,860	126,259
	Elecnor SA	18,300	1,090,440
*	Ercros SA	100,518	109,143
*	Espanola del Zinc SA	29,250	71,266
*	Estacionamientos Urbanos SA	4,200	0
	Europistas Concesionaria Espanola SA	174,940	1,283,326
	Faes Farma SA	36,107	730,555
	Funespana SA	6,354	66,468
	Grupo Empresarial Ence SA	18,593	615,992
# *	Grupo Picking Pack SA	206,486	164,051
	Hullas del Coto Cortes	8,666	119,112
	Iberpapel Gestion SA	6,700	148,603
	Inbesos SA	8,050	50,632
	Indo Internacional SA	33,600	302,542
	Indra Sistemas SA	75,200	1,301,462
	Inmobiliaria Colonial SA ICSA	35,200	1,689,619
	Inmobiliaria del Sur SA	378	63,067
*	Inmobiliaria del Sur SA Issue 2004	38	6,038
	Inmobiliaria Urbis SA	80,282	1,286,298
	Lingotes Especiales SA	22,080	154,665
*	LSB (La Seda de Barcelona SA) Series B	32,010	105,965
*	Mecalux SA	9,500	124,285
	Metrovacesa SA	744	38,619
	Miquel y Costas y Miquel SA	7,336	363,011
	Natra SA	14,979	113,255
*	Natraceutical SA	93,825	106,845
*	Nicolas Correa SA	15,750	76,748
	Obrascon Huarte Lain SA	65,366	796,302
	Pescanova SA	26,443	642,517
*	Prim SA	500	11,421
	Prosegur Cia de Seguridad SA	45,049	888,811
	Recoletos Grupo de Comunicacion SA	95,420	909,725
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	44,383	65,235
	Sol Melia SA	112,700	1,293,841
# *	SOS Cuetara SA	20,902	1,065,581

24

	Tavex Algodonera SA	31,944	149,314
*	Tecnocom Telecomunicaciones y Energia SA	6,300	56,977
#	Tele Pizza SA	163,225	402,011
	Transportes Azkar, SA	35,477	325,550
	Tubacex SA	73,130	236,278
	Tubos Reunidos SA	12,466	132,220
	Unipapel SA	44,264	1,011,648
*	Uralita SA	338,493	1,851,134
	Vidrala SA, Alava	47,040	1,058,898
	Viscofan Industria Navarra de Envolturas Celulosicas SA	97,492	1,041,791

TOTAL — SPAIN (Cost $16,337,367)			42,312,766

DENMARK — (4.6%)
COMMON STOCKS — (4.6%)
	Aarhus Oliefabrik A.S. Aeries A	4,950	472,020
*	Alm. Brand A.S.	28,360	958,628
#	Amagerbanken A.S.	2,734	400,303
	Ambu International A.S. Series B	1,500	57,375
	Amtssparekassen Fyn A.S.	2,243	407,822
	Arkil Holdings A.S. Series B	270	44,240
	Bang & Olufsen Holding A.S. Series B	13,387	926,452
# *	Bavarian Nordic A.S.	4,930	486,777
*	Brodrene Hartmann A.S. Series B	5,865	135,644
*	Brondbyernes I.F. Fodbold A.S. Series B	2,000	21,171
	Bryggerigruppen A.S.	8,515	671,844
	Christian Hansen Holding A.S. Series B	10,855	1,535,279
	Codan A.S.	43,400	2,370,382
	Dalhoff, Larsen & Hornemann A.S. Series B	1,370	107,242
	Dampskibsselsk Torm A.S.	49,460	2,736,559
	Danware A.S.	4,185	92,322
	DFDS A.S., Copenhagen	11,760	679,956
	DiskontoBanken A.S.	713	159,827
	DSV, De Sammensluttede Vognmaend A.S.	22,630	1,791,574
	East Asiatic Co., Ltd.	22,723	1,210,745
	Edb Gruppen A.S.	3,230	116,076
*	Fimiston Resources & Technology Ltd.	400	6,476
*	FLS Industries Series B	73,180	1,406,068
	Fluegger A.S. Series B	2,913	269,485
	Foras Holding A.S. Series A	13,292	170,260
#	Forstaedernes Bank	4,322	369,076
*	Genmab A.S.	28,629	583,179
*	Glunz & Jensen A.S.	1,470	21,445
	GN Great Nordic A.S.	210,980	2,289,609
	H&H International A.S. Series B	1,140	278,665
	Harboes Bryggeri A.S.	575	221,061
	Hedegaard (Peder P.) A.S.	660	63,993
	Hojgaard Holding A.S. Series B	2,500	93,401
*	IC Co. A.S.	3,510	89,296
*	Incentive A.S.	3,575	11,766
*	Jyske Bank A.S.	75,520	2,764,344

25

	Kjobenhavns Sommer Tivoli A.S.	580	273,441
	Koebenhavns Lufthavne	9,910	2,441,820
	Kompan A.S.	230	50,862
	Lan & Spar Bank A.S.	2,250	122,088
*	Lastas A.S. Series B	1,800	20,815
	Lollands Bank	150	34,718
# *	Neurosearch A.S.	9,160	392,738
	NKT Holding A.S.	30,245	963,157
	Nordjyske Bank A.S.	920	202,137
*	NTR Holdings A.S.	1,130	13,469
	Oestjydsk Bank	400	54,083
	Per Aarsleff A.S. Series B	1,545	100,326
*	Pharmexa A.S.	12,940	69,754
	Ringkjobing Bank	1,670	155,682
#	Ringkjobing Landbobank	1,620	677,288
	Rockwool, Ltd.	24,520	1,592,222
# *	RTX Telecom A.S.	8,400	91,159
	Salling Bank	250	26,730
	Sanistal A.S. Series B	1,786	181,747
# *	SAS Danmark A.S.	34,300	387,488
	Satair A.S.	1,350	37,107
	Schouw & Co. A.S.	15,485	402,211
#	Simcorp A.S.	5,240	450,266
#	Sjaelso Gruppen A.S.	2,388	295,263
	Skjern Bank A.S.	725	68,102
*	Sondagsavisen A.S.	21,165	122,375
	Spar Nord Bank A.S.	6,823	886,112
	Sparbank Vest A.S.	6,600	324,073
	Sparekassen Faaborg A.S.	481	162,588
	Sydbank A.S.	8,172	1,686,462
	Thrane & Thrane A.S.	5,258	223,568
*	TK Development	12,478	82,581
*	Topdanmark A.S.	28,300	2,049,138
*	Treka A.S.	8,498	197,296
*	Vestfyns Bank	200	28,678
	Vestjysk Bank A.S.	10,800	407,333
	VT Holdings Shares B	3,130	207,704

TOTAL — DENMARK (Cost $17,111,010)			39,502,943

NORWAY — (4.4%)
COMMON STOCKS — (4.4%)
# *	Aker Kvaerner OGEP ASA	45,609	1,487,106
# *	Aker Yards ASA	28,121	855,774
	Aktiv Kapital ASA	57,017	1,124,623
	Arendals Fosse Kompani ASA	100	10,466
*	Blom ASA	18,367	36,967
	Bonheur ASA	16,850	927,881
*	Choice Hotel Scandinavia ASA	27,740	107,197
*	Corrocean ASA	19,321	12,817
	Det Norske Oljeselskap ASA Series A	88,945	608,663

26

# *	DOF ASA	97,006	348,313
# *	EDB Elektronisk Data Behandling ASA	149,417	1,176,455
	Ekornes ASA	56,490	1,259,760
# *	Eltek ASA	40,842	503,078
	Expert ASA	48,758	541,703
	Farstad Shipping ASA	60,790	831,989
# *	Fjord Seafood ASA	783,483	364,581
# *	Fred Olsen Energy ASA	91,600	1,519,145
	Ganger Rolf ASA	6,690	352,241
	Gresvig ASA	4,590	35,105
*	Home Invest ASA	15,077	12,138
*	Independent Oil Tools ASA	75,603	30,433
#	Kongsberg Gruppen ASA	49,500	844,846
	Kverneland ASA	16,160	206,859
*	Leroy Seafood Group ASA	5,000	31,398
# *	Merkantildata ASA	320,521	120,764
	Natural ASA	10,143	62,061
#	Nera ASA	187,753	432,304
*	Nordic Semiconductor ASA	25,000	265,675
*	Northern Offshore, Ltd.	214,000	100,960
# *	Ocean Rig ASA	105,531	632,105
	Odfjell ASA Series A	49,820	2,270,161
	Olav Thon Eiendomsselskap ASA	8,320	614,897
*	Otrum ASA	9,000	43,329
*	P4 Radio Hele Norge ASA	32,200	102,138
*	Photocure ASA	26,690	143,106
	Prosafe ASA	55,980	1,838,779
	Rieber and Son ASA Series A	63,654	558,584
*	Scana Industrier ASA	50,000	27,373
	Schibsted ASA	112,960	3,092,004
*	Sinvest ASA	50,720	218,867
	Smedvig ASA Series A	83,580	1,574,544
# *	Software Innovation ASA	13,423	39,768
	Solstad Offshore ASA	54,100	696,873
	Steen and Stroem ASA	19,512	549,802
	Storebrand ASA	183,330	1,808,032
	Tandberg ASA Series A	217,280	2,422,735
# *	Tandberg Data ASA	58,950	93,495
*	Tandberg Storage ASA	48,450	23,170
# *	Tandberg Television ASA	90,430	1,121,165
*	Telecomputing ASA	44,963	79,637
# *	Tgs-Nopec Geophysical Co. ASA	40,910	1,297,664
	Tomra Systems ASA	294,480	1,256,516
*	TTS Marine ASA	6,000	21,544
*	Tybring-Gjed ASA	145,146	74,319
*	Unit 4 Agresso NV	4,620	51,328
	Veidekke ASA	21,846	425,622
*	Visma ASA	47,393	572,324
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,801	1,576,144

TOTAL — NORWAY (Cost $19,014,946)			37,437,327

27

BELGIUM — (3.7%)
COMMON STOCKS — (3.7%)
*	Abfin SA	2,560	0
#	Ackermans & Van Haaren SA	34,924	1,391,503
# *	Arinso International NV	14,739	230,297
*	Associated Weavers International	2,084	30,079
	Banque Nationale de Belgique	710	3,447,054
	Barco (New) NV	12,051	1,022,867
	Bekaert SA	23,290	1,975,271
	Brantano NV	2,060	127,932
	Brederode SA	12,180	348,369
	Carrieres Unies Porphyre	20	34,481
	CFE (Compagnie Francois d’Entreprises)	2,080	777,521
	Cofinimmo SA	9,778	1,609,382
	Commerciale de Brasserie SA COBRHA	115	151,212
	Compagnie Maritime Belge	41,185	1,591,883
#	Deceuninck SA	63,700	2,074,974
	D’Ieteren SA	5,831	1,325,719
	Distrigaz	57	241,525
# *	Docpharma SA NV	4,489	189,023
	Dolmen Computer Applications	2,992	39,619
	Duvel Moorgat NV	5,019	179,706
	Euronav SA	41,185	1,363,381
	EVS Broadcast Equipment SA	1,100	147,113
	Exmar NV	3,677	236,142
	Floridienne NV	2,033	165,558
	Glaces de Moustier-sur-Sambre SA	13,370	605,474
*	ICOS Vision Systems Corp. NV	6,053	163,267
*	Immobel (Cie Immobiliere de Belgique SA)	4,600	206,793
*	Innogenetics NV	23,894	455,606
*	Integrated Production & Test Engineering NV	4,380	17,573
*	Ion Beam Application SA	23,058	191,438
*	Ipso-Ilg SA	5,990	54,332
	Keytrade Bank SA	2,800	87,203
	Kinepolis Group NV	5,020	185,325
	Lotus Bakeries NV	650	98,980
	Melexis NV	47,001	592,491
	Metiers Automatiques Picanol	16,120	382,082
*	Neuhaus NV	670	36,374
	Nord-Sumatra Investissements SA	650	283,170
	Omega Pharma SA	28,203	1,423,594
*	Option NV	6,443	206,292
	Papeteries de Catala SA	315	37,581
	Quick Restaurants SA	19,501	413,415
# *	Real Software SA	55,542	44,128
	Recticel SA	22,870	232,576
	Resilux NV	1,754	105,630
	Rosier SA	655	106,680
	Roularta Media Groep	9,837	741,813
*	Sait Radioholland	7,313	41,349
	Sapec SA	3,635	336,690
*	Sapec SA VVPR	75	248
#	Sioen Industries	21,502	298,671

28

*	SIPEF (Societe Internationale de Plantations & de Finance), Anvers	1,545	272,093
*	Solvus SA	38,344	882,948
*	Solvus SA Interim Strip VVPR	18,176	241
	Spector Photo Group SA	5,408	51,559
*	Systemat SA	9,603	67,012
	Telindus Group SA	41,392	480,678
	Ter Beke NV	2,281	205,085
	Tessenderlo Chemie	29,517	1,324,200
	UNIBRA	1,600	159,534
	Union Miniere SA	9,586	981,194
	Van de Velde NV	2,683	474,641
	VPK Packaging Group SA	7,185	256,403
	Warehouses de Pauw Sicafi	6,608	324,013
TOTAL COMMON STOCKS (Cost $17,043,431)			31,528,987

RIGHTS/WARRANTS — (0.0%)
*	Belge des Betons Contingent Rights	8,500	0
*	Zenitel Rights	7,313	0
TOTAL RIGHTS/WARRANTS (Cost $0)			0

TOTAL — BELGIUM (Cost $17,043,431)			31,528,987

AUSTRIA — (2.8%)
COMMON STOCKS — (2.8%)
#	Agrana Beteiligungs AG	1,184	125,188
	Andritz AG	13,609	1,184,120
*	Austria Email AG	715	2,840
*	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft	42,784	494,577
	Bank Fuer Kaernten und Steiermark AG	520	66,102
# *	Betandwin.com Interactive Entertainment AG	12,749	1,002,768
	Bohler Uddeholm AG	11,195	1,689,923
	BWT AG	21,819	790,188
*	Ca Immobilien Invest AG	34,837	939,658
	Constantia-Verpackungen AG	19,123	645,705
*	Conwert Immobilien Invest AG	5,762	101,781
*	Demeter Vermoegensverwaltung	15,000	0
*	Eybl International AG	1,526	46,980
	Flughafen Wien AG	25,698	1,997,448
*	Immofinanz Immobilien Anlagen AG	165,130	1,554,653
	Lenzing AG	3,948	1,071,690
	Manner (Josef) & Co. AG	870	48,384
	Mayr-Melnhof Karton AG	11,760	2,090,546
	Oberbank AG	5,384	573,904
	Palfinger AG	10,383	623,502
*	RHI AG, Wien	19,649	611,690
	Rosenbauer International AG	1,530	131,687
*	S&T System Integration & Technology Distribution AG	1,402	50,124

29

*	Schoeller-Bleckmann Oilfield Equipment AG	5,190	129,819
*	Sparkassen Immobilien AG	29,760	321,559
	Ubm Realitaetenentwicklung AG	1,440	65,784
#	Uniqa Versicherungen AG	128,555	2,468,283
	Voestalpine AG	30,095	2,507,385
	Wienerberger AG	43,242	2,150,076
*	Wolford AG	4,900	133,725
TOTAL COMMON STOCKS (Cost $11,555,377)			23,620,089

RIGHTS/WARRANTS — (0.0%)
*	Jenbacher AG Rights 03/31/08	7,860	0
(Cost $0)
TOTAL — AUSTRIA (Cost $11,555,377)			23,620,089

IRELAND — (2.6%)
COMMON STOCKS — (2.6%)
	Abbey P.L.C.	25,557	314,725
*	Arcon International Resources P.L.C.	134,275	106,680
*	Ardagh P.L.C.	14,262	53,822
*	Datalex P.L.C.	72,754	40,462
	DCC P.L.C.	91,965	2,191,962
	Donegal Creameries P.L.C.	7,128	42,001
*	Dragon Oil P.L.C.	246,982	448,047
	FBD Holdings P.L.C.	17,945	482,367
	Fyffes P.L.C.	479,756	1,442,063
	Glanbia P.L.C.	321,765	1,235,591
	Grafton Group P.L.C.	284,256	3,858,083
	Greencore Group P.L.C.	218,422	945,763
*	Horizon Technology Group P.L.C.	45,564	71,797
	IAWS Group P.L.C.	105,879	1,671,183
	IFG Group P.L.C.	52,309	60,261
	Independent News & Media P.L.C.	645,069	1,990,215
*	Iona Technologies P.L.C.	43,430	207,029
	Irish Intercontental Group P.L.C.	18,872	291,127
*	IWP International P.L.C.	39,611	11,015
	Jurys Hotel Group P.L.C.	89,290	1,486,196
*	Kenmare Resources P.L.C.	767,633	355,762
	Kingspan Group P.L.C.	183,188	2,013,321
	McInerney Holdings P.L.C.	45,083	503,244
	Paddy Power P.L.C.	55,961	970,722
	Readymix P.L.C.	109,762	299,404
	United Drug P.L.C.	297,699	1,411,232
*	Waterford Wedgwood P.L.C.	2,737,730	188,509
TOTAL — IRELAND (Cost $11,832,416)			22,692,583

30

PORTUGAL — (1.5%)
COMMON STOCKS — (1.5%)
*	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	194,100	305,851
	Efacec Capital SGPS SA	60,600	190,980
*	Finibanco Holdings SGPS, SA	23,515	39,233
*	Gescartao SGPS SA	3,064	45,035
	Ibersol SGPS SA	14,462	99,962
# *	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,417,683
*	Investimentos Participacoes e Gestao SA Inapa	43,702	155,087
*	Jeronimo Martins SGPS SA	170,757	2,464,581
	Mota-Engil SGPS SA	250,900	764,129
# *	Novabase SGPS	56,005	451,629
# *	ParaRede-SGPS SA	44,939	23,802
	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	896,606
	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	449,047
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	287,876
*	Sociedad Construcoes Soares da Costa SA	19,200	47,034
#	Sociedade de Investimento e Gestao SGPS SA	160,396	1,027,962
	Sonae SGPS SA	1,079,900	1,687,344
# *	Sonaecom SGPS SA	321,175	1,798,954
*	Sporting Sociedad Desportiva de Futebol	3,301	12,720
	Teixeira Duarte Engenharia e Construcoes SA	609,000	927,370

TOTAL — PORTUGAL (Cost $6,692,942)			13,092,885

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
*	Euro Currency		271,460
(Cost $261,461)

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Epicor Software Corp.	2,171	33,607
*	InFocus Corp.	10,455	66,912

TOTAL — UNITED STATES (Cost $214,919)			100,519

		Face Amount
		(000)

TEMPORARY CASH INVESTMENTS — (8.1%)
	Repurchase Agreement, Deutsche Bank Securities 2.61%, 03/01/05 (Collateralized by $62,845,369 U.S. Treasury Note 2.38%, 01/25/25, valued at $67,244,545) to be repurchased at $67,249,420 (Cost $67,244,545)	$67,245	67,244,545

31

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $2,405,000 FNMA Notes 2.95%, 11/14/07, valued at $2,420,031) to be repurchased at $2,384,157 (Cost $2,384,000)	2,384	2,384,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $69,628,545)		69,628,545

TOTAL INVESTMENTS - (100.0%) (Cost $515,093,424)††		$858,424,182

†	See Security Valuation Note.
Security purchased with cash proceeds from securities on loan.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $515,093,787.

32

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

SOUTH KOREA — (11.3%)
COMMON STOCKS — (11.3%)
	Amorepacific Corp.	4,670	$1,078,586
*	CJ Corp.	10,400	734,057
	Daegu Bank Co., Ltd.	40,830	306,479
	Daelim Industrial Co., Ltd.	16,090	1,009,129
	Daewoo Engineering & Construction Co., Ltd.	231,310	1,736,264
*	Daewoo Heavy Industries & Machinery, Ltd.	113,400	1,029,575
*	Daewoo Securities Co., Ltd.	56,445	398,964
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	117,620	2,177,931
	Daishin Securities Co., Ltd.	5,340	93,031
	Dongkuk Steel Mill Co., Ltd.	14,670	372,409
	Doosan Heavy Industries & Construction Co., Ltd.	24,500	312,195
	GS Holdings Corp.	42,945	1,150,045
*	Halla Climate Control Corp.	41,670	376,254
	Hanjin Shipping Co., Ltd.	35,750	1,067,695
	Hankook Tire Manufacturing Co., Ltd.	72,650	810,035
	Hanwha Chemical Corp.	32,000	428,472
	Hite Brewery Co., Ltd.	12,140	1,053,866
	Hyundai Development Co.	27,930	496,317
	Hyundai Heavy Industries Co., Ltd.	40,340	2,015,996
*	Hyundai Merchant Marine Co., Ltd.	67,170	1,243,765
	Hyundai Mobis	42,870	2,893,565
	Hyundai Motor Co., Ltd.	95,919	5,528,830
*	Hyundai Securities Co., Ltd.	61,090	462,204
	INI Steel Co., Ltd.	38,220	762,878
*	Kangwon Land, Inc.	128,350	1,648,298
	Kia Motors Corp.	237,130	3,352,161
	Kookmin Bank	139,085	6,424,633
	Korea Electric Power Corp.	437,590	11,979,816
*	Korea Exchange Bank	483,850	4,339,959
	Korea Gas	61,580	1,937,211
	Korean Air Co., Ltd.	42,880	879,371
	KT Corp.	176,370	7,304,123
	KT&G Corp.	103,590	3,263,936
	Kumgang Korea Chemical Co., Ltd.	5,970	921,205
*	LG Card Co., Ltd.	188,320	1,102,361
	LG Chemical Investment, Ltd.	118,235	3,295,749
	LG Chemical, Ltd.	31,066	1,453,561
	LG Electronics, Inc.	71,600	5,631,060
	LG Engineering & Construction Corp.	23,120	645,611
*	LG Investment & Securities Co., Ltd.	40,060	470,590
*	LG Petrochemical Co., Ltd.	18,420	502,447
	Lotte Chilsung Beverage Co., Ltd.	400	393,430
*	NCsoft Corp.	10,110	729,691

1

	Nong Shim Co., Ltd.	3,050	865,356
	POSCO	37,210	8,205,092
	Pusan Bank	50,610	411,631
	S1 Corp.	20,538	829,085
	Samsung Corp.	58,510	931,966
	Samsung Electro-Mechanics Co., Ltd.	32,707	927,974
	Samsung Electronics Co., Ltd.	53,188	27,904,506
	Samsung Fire and Marine Insurance, Ltd.	22,269	1,817,878
	Samsung Heavy Industries Co., Ltd.	100,590	811,129
	Samsung SDI Co., Ltd.	21,152	2,600,569
	Samsung Securities Co., Ltd.	22,530	653,807
	Samsung Techwin Co., Ltd.	28,000	270,383
	Seoul Bank	97,970	2,804,019
	Shinhan Financial Group Co., Ltd.	151,242	4,479,293
	Shinsegae Co., Ltd.	7,170	2,319,811
	SK Corp., Ltd.	60,954	3,841,103
	SK Telecom Co., Ltd.	49,805	8,974,321
	S-Oil Corp.	82,410	5,988,980
*	Ssangyong Motor Co.	45,930	348,876

TOTAL — SOUTH KOREA (Cost $83,694,526)			158,799,534

BRAZIL — (11.1%)

PREFERRED STOCKS — (9.8%)
	Ambev Cia de Bebidas das Americas	12,453,835	3,736,872
	Aracruz Celulose SA Series B	711,999	2,716,567
	Banci Itau Holding Financeira SA	75,900	13,189,805
	Banco Bradesco SA	361,254	11,390,766
*	Banco Bradesco SA Preferred Receipts	13,325	421,954
	Brasil Telecom Participacoes SA	230,843,872	1,564,514
	Brasil Telecom SA	626,730,875	2,696,189
	Brasileira de Distribuicao Pao de Acucar	58,650,000	1,395,188
	Braskem SA	81,400,000	4,117,938
	Cemig Cia Ene	96,800,000	2,515,791
	Companhia Siderurgica Paulista	65,000	30,875
	Compania Paranaense de Energia Series B	100,000,000	547,982
	Embraer Empresa Brasileira de Aeronautica	717,421	6,067,395
*	Embratel Participacoes SA	143,582,922	253,398
*	Empresa Nasional de Comercio Redito e Participacoes SA	480,000	1,668
	Gerdau SA	302,604	5,959,762
	Investimentos Itau SA	3,300,893	6,462,841
	Klabin SA	682,875	1,326,457
*	Lojas Renner SA	800,000	13,284
	Metalurgica Gerdau SA	65,900	1,680,902
	Siderurgica Belgo-Mineira	9,240,000	5,270,315
	Siderurgica de Tubarao Sid Tubarao	58,620,000	3,730,672
	Siderurgica Paulista Casipa Series B	325	7,230
	Suzano Bahia Sul Papel e Celullose SA	143,545	720,635
	Tele Centro Oeste Celular Participacoes SA	230,447,518	865,013
	Tele Norte Leste Participacoes SA	180,034	2,985,387

2

	Telemar Norte Leste SA	225,100	6,084,959
*	Telesp Celular Participacoes SA	1,895,258,139	5,174,541
	Telesp Participacoes SA	577,200,000	12,061,128
	Telesudeste Celular Participacoes SA	81,000,000	167,349
	Unibanco-Uniao de Bancos Brasileiros SA	20,000	62,869
	Unibanco-Uniao de Bancos Brasileiros SA	513,130	3,903,712
	Usinas Siderurgicas de Minas Gerais SA	178,839	4,758,450
	Vale do Rio Doce Series A	819,580	23,610,994
	Vale do Rio Doce Series B	81,160	0
	Votorantim Celulose e Papel SA	71,336	1,071,349
	Weg SA	489,800	1,418,614
TOTAL PREFERRED STOCKS (Cost $68,733,204)			137,983,365

COMMON STOCKS — (1.3%)
	Ambev Cia de Bebidas das Americas	5,420,000	2,735,410
	Brasil Telecom Participacoes SA	59,520,574	585,897
	Companhia Siderurgica Nacional SA	241,404	6,264,665
	Cpfl Geracao Energia SA	3,140,000	13,338
*	Embratel Participacoes SA	57,550,000	202,242
	Petroquimica do Sul Copesul	5,276,000	737,560
	Souza Cruz Industria e Comercio	461,300	6,199,359
	Tele Centro Oeste Celular Participacoes SA	59,246,130	315,735
*	Tele Norte Celular Participacoes SA	57,624,254	12,462
	Tele Norte Leste Participacoes SA	59,254	1,173,868
	Tele Sudeste Celular Participacoes SA	3,072,951	5,518
	Tractebel Energia SA	96,600,000	336,487
TOTAL COMMON STOCKS (Cost $9,280,734)			18,582,541

INVESTMENT IN CURRENCY — (0.0%)
*	Brazilian Real		459
(Cost $409)
TOTAL — BRAZIL (Cost $78,014,347)			156,566,365

MEXICO — (11.0%)
COMMON STOCKS — (11.0%)
	Alfa S.A. de C.V. Series A	640,590	3,606,568
	America Movil S.A. de C.V. Series L	9,165,200	26,749,825
*	America Telecom S.A. de C.V. Series A	4,629,314	14,015,840
*	Carso Global Telecom S.A. de C.V. Telecom Series A1	3,450,771	6,248,074
	Cementos de Mexico S.A. de C.V. Series B	1,399,017	11,189,767
	Coca-Cola Femsa S.A. de C.V. Series L	1,310,600	3,352,915
*	Consorcio Ara S.A.	157,500	584,537
	Controladora Comercial Mexicana S.A. de C.V. Series B	633,700	693,576
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	75,000	215,857
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,107	189
	Corporativo Fragua S.A. de C.V. Series B	21	74
*	Desc S.A. de C.V. Series B	619,841	181,467

3

	El Puerto de Liverpool S.A. de C.V. Series C1	339,500	642,234
	Embotelladora Arca SA de CV , Mexico	466,500	1,025,358
*	Empresas ICA Sociedad Controladora S.A. de C.V.	623,700	260,130
	Empresas la Moderna S.A. de C.V. Series A	120,000	10,918
	Fomento Economico Mexicano Series B & D	642,000	3,857,402
	Gruma S.A. de C.V. Series B	90,406	220,699
	Grupo Carso S.A. de C.V. Series A-1	1,024,603	5,527,693
	Grupo Continental S.A. de C.V.	358,600	649,292
	Grupo Elektra S.A. de C.V.	141,400	1,222,798
	Grupo Financiero del Norte S.A. Series C	568,984	3,935,852
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	22,746	8,216
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,974,558	6,122,695
*	Grupo Gigante S.A. de C.V. Series B	117,282	93,711
	Grupo Industrial Bimbo S.A. de C.V. Series A	1,535,700	4,440,638
	Grupo Industrial Maseca S.A. de C.V. Series B	229,000	134,086
	Grupo Modelo S.A. de C.V. Series C	2,350,300	7,177,232
*	Grupo Nutrisa S.A. de C.V.	129	50
*	Grupo Qumma S.A. de C.V. Series B	1,591	26
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	1,841,700	5,945,945
*	Grupo Tribasa S.A. de C.V.	2,120	0
*	Hylsamex S.A. de C.V. Series B	153,914	529,495
	Industrias Penoles S.A. de C.V.	286,000	1,557,386
	Kimberly Clark de Mexico S.A. de C.V. Series A	842,300	2,796,007
*	Nueva Grupo Mexico S.A. de C.V. Series B	810,409	4,701,367
	Organizacion Soriana S.A. de C.V. Series B	701,000	2,903,494
	Telefonos de Mexico S.A. Series A	100,000	194,575
	Telefonos de Mexico S.A. Series L	7,855,500	15,383,932
	TV Azteca S.A. de C.V. Series A	1,832,100	1,036,437
*	US Commercial Corp. S.A. de C.V.	223,000	82,361
	Vitro S.A. de C.V.	121,600	121,478
	Wal-Mart de Mexico S.A. de C.V. Series V	4,710,136	17,303,744

TOTAL — MEXICO (Cost $95,269,342)			154,723,940

SOUTH AFRICA — (10.9%)
COMMON STOCKS — (10.9%)
	ABSA Group, Ltd.	538,778	7,344,474
	African Oxygen, Ltd.	338,330	1,372,177
	Anglo American Platinum Corp., Ltd.	251,748	9,929,610
	Anglo American PLC	667,281	16,649,841
	Anglogold, Ltd.	263,830	9,410,785
*	Anglovaal Mining, Ltd.	93,775	503,350
	AVI, Ltd.	178,834	467,690
	Barloworld, Ltd.	137,894	2,506,626
	Bidvest Group, Ltd.	222,049	2,879,164
*	Consol, Ltd.	178,834	355,751
*	Dimension Data Holdings PLC	246,926	173,616
*	Discovery Holdings, Ltd.	401,872	1,326,651
	Edgars Consolidated Stores, Ltd.	39,111	1,992,020
	Firstrand, Ltd.	5,054,729	12,127,015

4

	Foschini, Ltd.	145,175	983,144
	Gold Fields, Ltd.	306,889	3,633,987
	Harmony Gold Mining Co., Ltd.	267,206	2,291,155
	Impala Platinum Holdings, Ltd.	40,551	3,553,537
	Imperial Holdings, Ltd.	139,420	2,534,366
	Investec, Ltd.	28,155	830,467
	Iscor, Ltd.	467,022	5,133,738
	JD Group, Ltd.	105,111	1,171,655
	Kumba Resources, Ltd.	15,092	164,605
	Liberty Group, Ltd.	276,888	3,095,922
*	Massmart Holdings, Ltd.	119,568	932,964
	MTN Group, Ltd.	1,168,686	9,577,964
	Nampak, Ltd.	407,726	1,125,726
	Naspers, Ltd. Series N	191,057	2,551,031
	Nedcor, Ltd.	393,485	5,399,643
	Network Healthcare Holdings, Ltd.	1,305,725	1,130,789
	Old Mutual PLC	2,247,063	6,080,798
	Pick’n Pay Stores, Ltd.	520,267	2,060,993
	Pretoria Portland Cement Co., Ltd.	63,797	2,517,417
	Sanlam, Ltd.	1,682,121	3,851,029
	Santam, Ltd.	62,612	842,880
	Sappi, Ltd.	151,872	2,045,014
	Standard Bank Group, Ltd.	855,571	9,429,805
	Steinhoff International Holdings, Ltd.	835,398	1,952,665
	Telkom SA, Ltd.	545,402	10,597,050
	Tiger Brands, Ltd.	98,238	1,715,006
	Truworths International, Ltd.	200,406	597,996
*	Woolworths Holdings, Ltd.	604,993	1,082,114

TOTAL — SOUTH AFRICA (Cost $115,580,202)			153,922,230

TAIWAN — (10.5%)
COMMON STOCKS — (10.5%)
*	Accton Technology Corp.	99,296	47,284
	Acer, Inc.	920,883	1,496,287
*	Advanced Semiconductor Engineering, Inc.	2,015,396	1,588,713
	Advantech Co., Ltd.	138,254	335,849
	Amtran Technology Co., Ltd.	72,887	40,571
*	Arima Computer Corp.	178,800	52,351
	Asia Cement Corp.	1,009,750	708,254
*	Askey Computer Co., Ltd.	63,811	38,188
	Asustek Computer, Inc.	1,267,062	3,628,331
	Au Optronics Corp.	2,392,487	3,741,148
	Benq Corp.	1,083,160	1,209,320
	Catcher Co., Ltd.	45,600	146,718
	Cathay Financial Holdings Co., Ltd.	4,437,529	8,994,991
	Cathay Real Estate Development Co., Ltd.	568,213	338,222
*	Chang Hwa Commercial Bank	2,273,796	1,572,928
	Cheng Shin Rubber Industry Co., Ltd.	487,437	610,080
	Cheng Uei Precision Industry Co., Ltd.	43,136	111,726
	Chi Mei Optoelectronic Corp.	2,244,177	3,494,793

5

	Chicony Electronics Co., Ltd.	96,288	105,025
	China Airlines	1,070,157	643,885
*	China Development Financial Holdong Co., Inc.	5,507,000	2,436,334
	China Motor Co., Ltd.	714,628	926,625
	China Steel Corp.	5,233,753	6,230,658
	Chinatrust Financial Holdings Co., Ltd.	2,789,473	3,329,776
*	Chungwa Picture Tubes Co., Ltd.	3,666,298	1,621,995
	CMC Magnetics Corp.	1,356,400	632,812
	Compal Electronics, Inc.	1,595,372	1,534,801
*	Compeq Manufacturing Co., Ltd.	131,300	40,767
*	Cosmos Bank Taiwan	478,000	224,543
	CTB Financial Holding Co., Ltd.	5,569,535	3,763,199
	Delta Electronics Industrial Co., Ltd.	822,228	1,441,809
	D-Link Corp.	145,122	172,764
	E.Sun Financial Holding Co., Ltd.	1,373,744	1,118,266
	Elitegroup Computer Systems Co., Ltd.	105,787	69,435
	Eternal Chemical Co., Ltd.	93,000	64,932
*	Eva Airways Corp.	1,144,289	607,489
	Evergreen Marine Corp., Ltd.	1,217,382	1,257,335
	Far East Textile, Ltd.	2,262,668	1,703,553
	Far Eastern International Bank	583,000	362,030
*	First Financial Holding Co., Ltd.	2,835,000	2,453,716
	Formosa Chemicals & Fiber Co., Ltd.	2,991,090	5,966,782
	Formosa Plastics Corp.	2,683,210	4,920,945
	Formosa Taffeta Co., Ltd.	436,767	226,253
	Fu Sheng Industria	203,035	293,970
	Fubon Financi	4,987,052	5,246,995
	Fuh-Hwa Financial Holding Co., Ltd.	905,976	513,037
	Giga-Byte Technology Co., Ltd.	167,160	180,714
	High Tech Computer Corp.	107,600	643,938
	Hon Hai Precision Industry Co., Ltd.	1,076,306	5,004,061
	Hotai Motor Co., Ltd.	223,000	455,615
*	Hsinchu International Bank	451,800	313,992
	Hua Nan Financial Holding Co., Ltd.	3,094,320	2,668,204
	International Bank of Taipei	885,928	667,011
	Inventec Corp.	763,888	393,250
	King Yuan Electronics Co., Ltd.	136,182	99,464
	Kinpo Electronics, Inc.	204,336	89,742
	Largan Precision Co., Ltd.	27,500	158,382
	Lite-On Technology Corp.	1,055,010	1,143,946
*	Macronix International Co., Ltd.	1,547,500	303,724
	Media Tek, Inc.	368,730	2,764,289
	Micro-Star International Co., Ltd.	198,770	136,223
	Mitac International Corp.	166,000	119,640
*	Mosel Vitelic Inc. Co., Ltd.	300,826	23,907
	Nan Ya Plastic Corp.	3,617,625	5,517,227
*	Nanya Technology Co., Ltd.	2,110,989	1,609,731
	Nien Hsing Textile Co., Ltd.	95,000	93,533
	Nien Made Enterprise Co., Ltd.	57,876	94,970
	Optimax Technology Corp.	104,915	295,369
	Oriental Union Chemical Corp.	132,531	144,556
*	Pacific Electric Wire & Cable Corp.	233,200	3,902
	Pihsiang Machinery Mfg. Co., Ltd.	33,742	80,338
	Pou Chen Corp.	901,859	783,468

6

	Premier Image Technology Corp.	145,740	178,189
	President Chain Store Corp.	435,260	735,236
*	Q-Run Technology Co., Ltd.	145,200	385,425
	Quanta Computer, Inc.	1,748,308	3,121,979
*	Quanta Display, Inc.	1,971,000	1,147,847
	Realtek Semiconductor Corp.	194,001	218,470
	Ritek Corp.	580,204	209,083
	Shin Kong Fin	1,549,463	1,570,402
*	Silicon Integrated Systems Corp.	365,431	169,900
	Siliconware Precision Industries Co., Ltd.	874,200	815,695
	SinoPac Holdings Co., Ltd.	1,721,096	1,063,225
	Sunplus Technology Co., Ltd.	361,145	586,803
	Synnex Tech International Corp.	326,680	488,759
	Systex Corp., Ltd.	167,687	62,586
	Taishin Financial Holdings Co., Ltd.	2,195,135	2,076,479
*	Taiwan Business Bank	1,222,120	479,725
	Taiwan Cement Corp.	1,159,731	753,751
	Taiwan Glass Ind. Corp.	542,079	538,940
	Taiwan Life Insurance Co., Ltd	101,200	185,598
	Taiwan Semiconductor Manufacturing Co., Ltd.	11,041,936	19,540,106
	Taiwan Styrene Monomer Corp.	84,700	62,408
*	Tatung Co., Ltd.	1,684,000	628,520
	Teco Electric & Machinery Co., Ltd.	501,000	160,391
*	The Farmers Bank of China	432,375	153,724
	Tong Yang Industry Co., Ltd.	78,492	120,466
	Transcend Information, Inc.	35,187	93,402
	U-Ming Marine Transport Corp.	279,050	475,857
	Uni-President Enterprises Corp.	1,495,020	755,206
*	United Microelectronics Corp.	8,042,611	5,382,442
*	Via Technologies, Inc.	359,699	208,320
*	Walsin Lihwa Corp.	1,338,000	654,363
	Wan Hai Lines Co., Ltd.	742,934	862,932
	Waterland Financial Holdings	801,000	336,327
*	Winbond Electronics Corp.	1,794,000	675,347
	Wintek Corp.	53,000	63,607
	Ya Hsin Industrial Co., Ltd.	223,683	213,031
*	Yageo Corp.	608,440	233,940
	Yang Ming Marine Transport Corp.	1,154,894	1,137,058
	Yieh Phui Enterprise Co., Ltd.	266,435	193,740
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	383,022	202,109
	Yulon Motor Co., Ltd.	684,753	841,620
	Zyxel Communication Corp.	116,980	263,468
TOTAL COMMON STOCKS (Cost $124,463,790)			147,901,157

INVESTMENT IN CURRENCY — (0.0%)
*	Taiwan Dollar		307,649
(Cost $300,797)
TOTAL — TAIWAN (Cost $124,764,587)			148,208,806

7

TURKEY — (7.5%)
COMMON STOCKS — (7.5%)
*	Akbank T.A.S.	2,264,998	14,123,136
*	Anadolu Efes Biracilik ve Malt Sanayi A.S.	182,246	3,870,774
*	Arcelik A.S	1,549,702	10,448,108
*	Dogan Sirketler Grubu Holding A.S.	722,062	2,082,330
*	Dogan Yayin Holding A.S.	520,178	1,540,669
*	Enka Insaat ve Sanayi A.S.	329,880	5,296,592
*	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,595,341	8,517,604
*	Ford Otomotiv Sanayi A.S.	722,990	6,424,073
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	629,278	1,667,611
*	Koc Holding A.S. Series B	1,058,111	7,175,032
*	Migros Turk A.S.	450,270	3,684,984
*	Tofas Turk Otomobil Fabrikasi A.S.	1,489,092	3,272,985
*	Trakya Cam Sanayii A.S.	187,301	689,058
*	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	3,841,046
*	Turk Sise ve Cam Fabrikalari A.S.	639,484	2,083,432
*	Turkiye Garanti Bankasi A.S.	2,261,914	10,489,781
*	Turkiye Is Bankasi	2,002,976	14,206,611
*	Vestel Elektronik Sanayi ve Ticaret A.S.	240,241	992,422
*	Yapi ve Kredi Bankasi A.S.	1,232,184	5,522,260

TOTAL — TURKEY (Cost $29,310,663)			105,928,508

MALAYSIA — (5.8%)
COMMON STOCKS — (5.8%)
	AMFB Holdings Berhad	394,500	721,520
	AMMB Holdings Berhad	1,380,431	1,162,468
*	Aokam Perdana Berhad	17	5
	Berjaya Sports Toto Berhad	746,800	801,827
	British American Tobacco Berhad	239,400	2,882,250
	CIMB Berhad	259,300	361,655
	Commerce Asset Holding Berhad	1,951,700	2,393,401
*	Digi.Com Berhad	627,562	974,373
	Diversified Resources Berhad	643,200	363,916
	Gamuda Berhad	510,000	724,737
	Genting Berhad	542,300	2,797,126
	Golden Hope Plantations Berhad	948,200	948,200
	Highlands and Lowlands Berhad	107,500	101,842
	Hong Leong Bank Berhad	1,336,350	1,899,024
	Hong Leong Credit Berhad	1,060,629	1,194,603
	Hong Leong Properties Berhad	175,328	25,838
	IJM Corp. Berhad	228,300	287,177
	IOI Corp. Berhad	771,100	1,805,997
	IOI Oleochemical Industries Berhad	22,041	53,942
	IOI Properties Berhad	151,300	310,563
	Kuala Lumpur Kepong Berhad	616,900	1,047,107
	Magnum Corp. Berhad	1,115,300	663,310
	Malakoff Berhad	616,400	1,192,247
	Malayan Banking Berhad	2,815,700	9,113,976
	Malayan Cement Berhad	2,266,300	495,008

8

	Malaysia Mining Corp. Berhad	828,700	449,243
	Malaysian Airlines System Berhad	1,090,600	1,153,740
	Malaysian International Shipping Corp. (Foreign)	1,192,566	5,021,331
	Malaysian Pacific Industries	170,000	644,211
	Malaysian Plantations Berhad	621,900	461,515
	Maxis Communications Berhad	1,195,800	3,083,905
*	MBF Holdings Berhad	7,050	343
	Mentakab Rubber Co. (Malaya) Berhad	1,100	628
	Nestle (Malaysia) Berhad	188,100	1,148,400
	Oriental Holdings Berhad	215,300	243,629
	Oyl Industries Berhad	102,500	977,796
	Petronas Dagangan Berhad	813,400	830,524
	Petronas Gas Berhad	1,736,600	3,244,700
	Plus Expressways Berhad	2,150,000	1,538,947
	PPB Group Berhad	469,100	857,959
	Proton Holdings Berhad	389,000	854,776
	Public Bank Berhad	1,550,201	3,304,376
	Resorts World Berhad	897,100	2,384,397
	RHB Capital Berhad	1,508,200	889,044
	Shell Refining Co. Federation of Malaysia Berhad	137,700	324,320
*	Silverstone Corp. Berhad	11,587	915
	Sime Darby Berhad (Malaysia)	1,799,900	2,841,947
	Southern Bank Berhad	48,440	44,871
	Southern Bank Berhad (Foreign)	1,133,237	1,067,629
	SP Setia Berhad	275,900	325,272
	Star Publications (Malaysia) Berhad	182,800	334,332
	Telekom Malaysia Berhad	2,603,800	7,537,316
	Tenaga Nasional Berhad	2,662,800	7,287,663
*	Time Dotcom Berhad	1,550,000	177,434
	UMW Holdings Berhad	364,533	475,811
	YTL Corp. Berhad	1,307,270	1,823,298

TOTAL — MALAYSIA (Cost $71,209,461)			81,652,384

INDONESIA — (5.6%)
COMMON STOCKS — (5.6%)
	PT Astra Agro Lestari Tbk	2,153,000	720,417
	PT Astra International Tbk	8,470,461	9,874,357
	PT Bank Central Asia Tbk	1,980,000	699,930
	PT Bank Danamon Indonesia Tbk	1,762,000	908,149
	PT Bimantara Citra Tbk	2,285,400	666,046
	PT Gudang Garam Tbk	4,695,500	7,805,138
	PT Hanjaya Mandala Sampoerna Tbk	13,377,500	11,768,215
*	PT Indocement Tunggal Prakarsa Tbk	7,362,000	2,503,136
	PT Indofood Sukses Makmur Tbk	18,886,400	1,895,877
	PT Indonesian Satellite Corp.Tbk	14,967,500	8,481,772
	PT International Nickel Indonesia Tbk	580,000	895,245
	PT Kalbe Farma Tbk	2,500,000	213,179
*	PT Lippo Karawaci Tbk	254,285	41,445
*	PT Makindo Tbk	2,236,500	217,265
	PT Medco Energi International Tbk	9,754,000	2,579,448

9

*	PT Panasia Indosyntec Tbk	75,100	4,053
	PT Ramayana Lestari Sentosa Tbk (Foreign)	20,020,000	1,685,531
	PT Sari Husada Tbk	137,930	29,776
	PT Semen Gresik Tbk	1,739,502	3,342,127
	PT Telekomunikasi Indonesia (Persero) Tbk	37,153,640	17,745,680
	PT Tempo Scan Pacific	646,000	575,260
	PT Unilever Tbk	16,022,000	6,139,360
TOTAL COMMON STOCKS (Cost $47,087,888)			78,791,406

RIGHTS/WARRANTS — (0.0%)
*	Pt Lippo Karawaci Tbk Free Warrants 11/30/07	45,877	1,684
(Cost $0)
TOTAL — INDONESIA (Cost $47,087,888)			78,793,090

ISRAEL — (5.3%)
COMMON STOCKS — (5.3%)
	Africa-Israel Investments, Ltd.	108,700	3,234,463
*	Agis Industries (1983), Ltd.	71,436	2,081,219
	Bank Hapoalim, Ltd.	2,309,640	8,415,132
	Bank Leumi Le-Israel	2,802,069	8,279,720
*	Bezeq Israeli Telecommunication Corp., Ltd.	4,049,014	5,073,857
	Blue Square Israel, Ltd.	16,186	168,570
	CLAL Industries, Ltd.	289,038	1,419,894
	CLAL Insurance, Ltd.	114,684	2,343,864
	Delek Group, Ltd.	4,584	418,493
	Discount Investment Corp	66,100	1,656,306
	Elbit Systems, Ltd.	98,319	2,454,579
*	Elron Electronic Industries, Ltd.	0	5
*	First International Bank of Israel	48,660	358,394
*	First International Bank of Israel, Ltd.	347,200	553,585
	IDB Development Corp., Ltd. Series A	101,015	2,977,872
	IDB Holding Corp., Ltd.	36,578	809,914
	Israel Chemicals, Ltd.	2,410,526	6,439,913
*	Israel Corp. Series A	5,500	1,285,698
*	Koor Industries, Ltd.	25,971	1,448,692
	M.A.Industries, Ltd.	843,283	4,766,044
	Migdal Insurance Holdings	2,079,107	2,971,179
	Osem Investment, Ltd.	210,522	2,064,493
	Strauss Elite, Ltd.	33,250	305,545
*	Super-Sol, Ltd. Series B	372,926	1,047,835
	Teva Pharmaceutical Industries, Ltd.	418,280	12,706,387
	United Mizrahi Bank, Ltd.	384,693	1,873,850
TOTAL COMMON STOCKS (Cost $37,006,676)			75,155,503

INVESTMENT IN CURRENCY — (0.0%)
*	Israel Shekel		159
(Cost $153)
TOTAL — ISRAEL (Cost $37,006,829)			75,155,662

10

THAILAND — (4.6%)
COMMON STOCKS — (4.6%)
Advance Info Service Public Co., Ltd. (Foreign)	5,982,000	17,207,636
* Aromatics (Thailand) Public Co., Ltd. (Foreign)	1,387,500	2,503,596
Bangkok Expressway Public Co., Ltd. (Foreign)	1,794,100	1,360,588
* Bank of Ayudhya Public Co., Ltd. (Foreign)	5,174,500	1,799,708
Banpu Public Co., Ltd. (Foreign)	132,000	614,435
BEC World Public Co., Ltd. (Foreign)	3,915,000	1,699,503
Central Pattana Public Co., Ltd. (Foreign)	4,177,500	972,274
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	14,442,000	1,389,816
Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	4,100,710	2,209,064
Hana Microelectronics Public Co., Ltd.	1,191,500	757,151
* International Broadcasting Corp. Public Co., Ltd. (Foreign)	612,000	400,105
Krung Thai Bank Public Co., Ltd. (Foreign)	17,302,970	4,524,835
Land & Houses Public Co., Ltd. (Foreign)	2,130,310	568,231
National Finance and Securities Public Co., Ltd. (Foreign)	630,150	240,591
National Petrochemical Public Co., Ltd. (Foreign)	441,500	1,408,551
Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	2,200,000	2,416,318
Shin Corporation Public Co., Ltd. (Foreign)	6,122,000	7,284,283
Siam Cement Public Co., Ltd. (Foreign)	270,000	2,104,080
Siam City Cement Public Co., Ltd. (Foreign)	633,413	4,671,090
Siam Commercial Bank Public Co., Ltd. (Foreign)	2,549,166	3,566,433
* Telecomasia Corp. Public Co., Ltd. (Foreign)	6,977,800	2,061,954
* Thai Military Bank Public Co., Ltd. (Foreign)	12,415,080	1,415,527
Thai Union Frozen Products Public Co., Ltd. (Foreign)	3,178,520	2,410,488
TISCO Finance Public Co., Ltd. (Foreign)	1,231,100	877,288
Vanachai Group Co-Foreign	950,200	227,362
TOTAL COMMON STOCKS (Cost $43,496,151)		64,690,907

RIGHTS/WARRANTS — (0.0%)
* Telecomasia Corp. Public Co., Ltd. (Foreign) Warrants 03/31/08	1,444,563	0
(Cost $0)
TOTAL — THAILAND (Cost $43,496,151)		64,690,907

UNITED STATES — (3.9%)
COMMON STOCKS — (3.9%)
Banco Bilboa Vizcaya Argentaria Chile SA ADR	64,200	1,874,640
Banco de Chile Series F ADR	47,643	1,875,705
Banco Santander Chile Sponsored ADR	295,998	10,433,930
Cia Telecom de Chile ADR	421,400	5,006,232
Compania Cervecerias Uni ADR	115,400	2,875,768
Cristalerias de Chile SA ADR	35,600	1,062,660
Distribucion y Servicio D&S SA ADR	208,828	3,727,580

11

	Embotelladora Andina SA Andina ADR	109,600	1,424,800
	Embotelladora Andina SA Andina Series B ADR	89,100	1,224,234
	Empresa Nacional de Electricidad SA ADR	514,018	9,776,622
*	Enersis SA ADR	285,903	2,510,228
	Grupo Financiero Galicia SA ADR	211,011	1,951,852
	Lan Chile SA ADR	125,900	4,464,414
*	Madeco SA	4,450	47,615
	Masisa SA ADR	25,100	490,956
	Sociedad Quimica y Minera de Chile SA ADR	61,300	4,572,980
	Sociedad Quimica y Minera de Chile SA ADR Class A	902	69,445
	Vina Concha y Toro SA Conchatoro ADR	27,100	2,100,250

TOTAL — UNITED STATES (Cost $40,357,553)			55,489,911

HUNGARY — (3.5%)
COMMON STOCKS — (3.5%)
	Budapesti Elektromos Muvek RT	185	24,811
	Delmagyarorszagi Aramszolgaltato Demasz RT	2,275	197,944
*	Egis RT	37,757	3,554,898
	Gedeon Richter, Ltd.	46,937	7,192,785
	Magyar Olay-Es Gazipari RT	168,429	14,797,665
	Matav RT	1,050,555	5,463,157
	Orszagos Takerekpenztar es Keresdelmi Bank RT	386,220	15,422,732
*	Tiszai Vegyi Kombinat RT	117,534	3,213,663

TOTAL — HUNGARY (Cost $15,788,433)			49,867,655

POLAND — (3.0%)
COMMON STOCKS — (3.0%)
*	Agora SA	98,779	2,110,189
	Bank Polska Kasa Opieki - Grupa Pekao SA	156,792	7,840,400
	Bank Przemyslowo Handlowy Pbk	31,526	5,737,460
	Bank Zackodni Wbk SA	93,312	3,301,170
*	Big Bank Gdanski SA	2,029,541	2,368,039
	Browary Zywiec SA	15,860	2,697,554
*	Budimex SA	36,763	612,779
*	Cersanit-Krasnystaw SA	19,143	703,284
	Debica SA	19,800	532,095
	Frantschach Swiecie SA	103,599	2,040,474
*	Kredyt Bank SA	418,562	1,537,732
*	Netia Holdings SA	495,665	753,690
*	Optimus Technologie	6,873	20,574
	Orbis SA	77,409	600,376
	Polski Koncern Naftowy Orlen S.A.	267,237	4,227,139
*	Prokom Software SA	21,336	1,034,248
	Telekomunikacja Polska SA	712,274	5,524,321
	Zaklady Metali Lekkich Kety SA	15,120	735,504
TOTAL — POLAND (Cost $20,586,160)			42,377,028

12

PHILIPPINES — (2.7%)
COMMON STOCKS — (2.7%)
	Aboitiz Equity Ventures, Inc.	7,803,400	649,451
	Ayala Corp.	42,503,520	6,219,648
	Ayala Land, Inc.	27,511,576	4,730,361
	Bank of the Philippine Island	4,641,373	4,924,083
*	Equitable PCI Bank, Inc.	2,217,300	1,967,058
*	Filipina Water Bottling Corp.	2,006,957	0
	Metro Bank and Trust Co.	4,584,435	3,144,619
	Petron Corp.	28,593,000	2,065,893
*	Philippine Long Distance Telephone Co.	347,030	8,759,857
	SM Prime Holdings, Inc.	29,223,000	4,596,996
	Union Bank of the Philippines	1,572,300	819,655

TOTAL — PHILIPPINES (Cost $42,708,447)			37,877,621

ARGENTINA — (1.7%)
COMMON STOCKS — (1.7%)
*	Acindar Industria Argentina de Aceros SA Series B	899,000	2,016,881
*	Alpargatas SA Industrial y Comercial	1,078	634
	Alto Palermo SA Series A	5,000	13,900
	Banco del Sud Sociedad Anonima Series B	29,000	38,811
*	Banco Frances del Rio de la Plata SA	489,961	1,103,965
*	Capex SA Series A	52,893	90,622
*	Celulosa Argentina SA Series B	18,750	20,730
*	Central Costanera SA Series B	114,100	161,555
*	Central Puerto SA Series B	16,000	9,931
*	Garovaglio y Zorraquin SA	28,000	4,978
*	Gas Natural SA, Buenos Aires	345,000	215,247
*	Grupo Financiero Galicia SA Series B	150,000	128,983
*	IRSA Inversiones y Representaciones SA	657,649	1,050,225
*	Juan Minetti SA	353,151	420,116
	Ledesma S.A.A.I.	242,632	149,026
*	Metrogas SA Series B	543,115	238,777
*	Molinos Rio de la Plata SA Series B	694,833	1,185,975
*	Perez Companc SA	2,329,901	3,042,846
*	Renault Argentina SA	399,465	136,882
	Siderar S.A.I.C. Series A	721,484	5,410,978
	Solvay Indupa S.A.I.C.	555,366	718,126
*	Telecom Argentina Stet-France SA Series B	977,000	2,561,395
	Tenaris SA	653,898	4,069,133
*	Transportadora de Gas del Sur SA Series B	1,028,000	1,179,730
TOTAL COMMON STOCKS (Cost $24,666,515)			23,969,446

13

INVESTMENT IN CURRENCY — (0.0%)
* Argentine Peso		96,909
(Cost $95,768)
TOTAL — ARGENTINA (Cost $24,762,283)		24,066,355

CZECH REPUBLIC — (0.7%)
COMMON STOCKS — (0.7%)
Ceske Telecom A.S.	146,147	2,582,621
CEZ A.S.	192,592	3,676,670
Komercni Banka A.S.	14,029	2,336,382
* Phillip Morris CR A.S.	478	408,545

TOTAL — CZECH REPUBLIC (Cost $5,099,679)		9,004,218

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.9%)

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $12,442,000 FNMA Notes 2.95%, 11/14/07, valued at $12,519,763) to be repurchased at $12,334,812	$12,334	12,334,000
(Cost $12,334,000)

TOTAL INVESTMENTS - (100.0%) (Cost $887,070,551)††		$1,409,458,214

†	See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $887,497,436.

14

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

SOUTH KOREA — (12.4%)
COMMON STOCKS — (12.4%)
*	Anam Semiconductor, Inc.	132,743	$430,804
	Asia Cement Manufacturing Co., Ltd.	1,243	41,640
	Bing Grae Co., Ltd.	4,980	187,401
	Bu Kwang Pharmaceutical Co., Ltd.	10,550	156,491
*	Byuck San Engineering and Construction Co., Ltd.	8,750	38,589
*	Capro Corp.	11,440	52,047
	Cheil Communications, Inc.	3,257	539,861
	Cheil Industrial, Inc.	33,120	590,192
	Choongwae Pharmaceutical Corp.	1,877	50,265
	Chungho Comnet Co., Ltd.	720	5,627
*	Comtec Systems Co., Ltd.	2,000	4,659
*	Dae Ho Corp.	543	70
	Dae Sang Corp.	17,680	97,332
	Dae Won Kang Up Co., Ltd.	1,740	27,369
	Daeduck Electronics Co., Ltd.	22,437	200,358
	Daeduck Industries Co., Ltd.	7,526	87,660
	Daegu Bank Co., Ltd.	85,030	638,254
	Daehan City Gas Co., Ltd.	2,621	52,185
	Daehan Flour Mills Co., Ltd.	470	49,597
	Daesung Industrial Co., Ltd.	1,690	45,762
*	Daewoo International Corp.	73,740	877,245
*	Daewoo Motor Sales Corp.	10,240	107,038
*	Daewoo Precision Industries Co., Ltd.	2,800	53,519
*	Daewoo Securities Co., Ltd.	162,980	1,151,974
	Daewoong Co., Ltd.	4,686	47,583
*	Daewoong Pharmaceutical Co., Ltd.	3,630	96,125
	Daishin Securities Co., Ltd.	32,790	571,254
*	Daou Technology, Inc.	7,000	14,390
*	DC Chemical Co., Ltd.	7,316	137,653
*	Dong Ah Tire Industrial Co., Ltd.	7,555	44,528
	Dong Bu Insurance Co., Ltd.	42,560	394,882
*	Dong-A Pharmaceutical Co., Ltd.	3,293	110,181
*	Dongbu Corp.	6,310	75,381
	Dongbu Hannong Chemical Co., Ltd.	2,920	63,662
	Dongbu Steel Co., Ltd.	11,230	187,819
	Dongkuk Steel Mill Co., Ltd.	43,637	1,107,759
	Dongwon F&B Co., Ltd.	900	55,550
	Dongwon Financial Holding Co., Ltd.	27,148	414,855
	Dongyang Mechatronics Corp.	7,020	31,448
*	Doosan Corp.	10,640	135,052
	Doosan Heavy Industries & Construction Co., Ltd.	54,500	694,475
*	Doosan Industrial Development Co., Ltd.	44,730	247,585
*	Eastel Systems Corp.	4,307	8,490

1

	Fursys, Inc.	2,880	47,450
	Global Enterprise Co., Ltd.	5,900	46,812
	Green Cross Corp.	1,825	60,500
	Hae In Co., Ltd.	5,964	14,606
*	Halla Climate Control Corp.	73,010	659,234
	Han Kuk Carbon Co., Ltd.	7,903	21,006
	Han Wha Corp.	50,560	941,236
	Hana Securities Co., Ltd.	5,930	65,823
	Handok Pharmaceuticals Co., Ltd.	3,860	48,034
	Handsome Corp.	13,420	145,623
*	Hanil Cement Manufacturing Co., Ltd.	4,168	259,333
	Hanjin Heavy Industry Co., Ltd.	39,410	529,652
	Hanjin Transportation Co., Ltd.	3,471	53,041
*	Hankook Synthetics, Inc.	1,000	3,166
	Hankuk Electric Glass Co., Ltd.	5,240	287,952
*	Hankuk Glass Industries, Inc.	7,800	660,806
	Hankuk Paper Manufacturing Co., Ltd.	1,450	50,378
	Hanmi Pharmaceutical Industrial Co, Ltd.	3,777	224,477
*	Hansol Electronics Inc.	797	7,538
	Hansol Paper Co., Ltd.	21,460	240,343
	Hanssem Co., Ltd.	6,820	52,482
*	Hansung Enterprise Co., Ltd.	620	3,864
	Hanwha Chemical Corp.	86,140	1,153,393
	Hanwha Securities Co., Ltd.	13,070	69,871
	Hotel Shilla, Ltd.	15,138	106,998
	Huchems Fine Chemical Corp.	5,616	25,494
*	Hung Chang Co., Ltd.	6	44
	Hyosung T & C Co., Ltd.	16,258	212,026
	Hyundai Auton Co., Ltd.	106,390	357,987
	Hyundai Cement Co., Ltd.	2,570	71,893
*	Hyundai Corp.	1,505	8,375
	Hyundai Department Store Co., Ltd.	17,410	823,270
	Hyundai Development Co.	39,110	694,986
	Hyundai Elevator Co., Ltd.	3,394	162,858
	Hyundai Hysco	48,720	812,404
	Hyundai Marine & Fire Insurance Co., Ltd.	50,050	269,059
*	Hyundai Merchant Marine Co., Ltd.	65,410	1,211,176
	Hyundai Mipo Dockyard Co., Ltd.	15,098	795,106
*	Hyundai Securities Co., Ltd.	94,129	712,176
*	Il Jin Diamond Co., Ltd.	728	10,799
*	Iljin Diamond Co., Ltd.	1,272	17,602
*	IlJin Electric, Ltd.	9,150	23,046
	IlShin Spinning Co., Ltd.	380	15,170
*	Inchon Oil Refinery Co., Ltd.	373	20
	ISU Chemical Co., Ltd.	1,530	18,278
*	Isupetasys Co., Ltd.	7,160	15,361
	Jahwa Electronics Co., Ltd.	6,230	69,463
	Jeonbuk Bank, Ltd.	8,847	40,957
*	Jindo Corp.	500	4,306
	K.C. Tech Co., Ltd.	6,000	32,733
*	KDB Capital Corp.	21,440	89,111
	KEC Corp.	3,035	64,054
*	Kolon Industries, Inc.	5,090	42,919
*	Kolon International	321	1,783

2

*	Kolon International Corp.	2,264	13,929
*	Korea Circuit Co.	7,800	51,249
*	Korea Data Systems Co., Ltd.	35,000	4,355
	Korea Development Co., Ltd.	3,480	74,485
	Korea Electric Terminal Co., Ltd.	3,530	60,093
	Korea Fine Chemical Co., Ltd.	1,388	16,581
	Korea Iron & Steel Co., Ltd.	5,230	150,991
	Korea Iron & Steel Works Co., Ltd.	3,328	76,201
*	Korea Komho Petrochemical	12,080	246,531
	Korea Line Corp.	5,130	192,535
	Korea Petrochemical Industry Co., Ltd.	2,410	83,012
	Korea Polyol Co., Ltd.	1,570	49,312
	Korea Reinsurance Co., Ltd.	66,430	363,728
	Korea Zinc Co., Ltd.	12,300	480,612
*	KP Chemical Corp.	45,391	288,749
*	KTB Network, Ltd.	17,000	62,957
	Kukdong City Gas Co., Ltd.	1,740	35,857
	Kumho Electronics Co., Ltd.	2,026	95,637
*	Kumho Industrial Co., Ltd.	23,950	369,562
	Kyeryong Construction Industrial Co., Ltd.	2,060	42,246
	Kyobo Securities Co., Ltd.	10,440	47,913
	LG Ad Inc., Ltd.	4,120	78,750
	LG Cable, Ltd.	21,290	505,492
	LG Caltex Gas Co., Ltd.	1,980	56,769
	LG Engineering & Construction Corp.	28,150	786,070
	LG Household & Healthcare Co., Ltd.	8,720	294,284
	LG Industrial Systems, Ltd.	19,410	405,784
	LG Insurance Co., Ltd.	27,140	198,856
	LG International Corp.	33,488	358,383
*	LG Investment & Securities Co., Ltd.	95,130	1,117,505
*	LG Life Sciences, Ltd.	10,315	396,889
*	LG Petrochemical Co., Ltd.	13,800	376,426
	Lotte Chilsung Beverage Co., Ltd.	882	867,512
	Lotte Confectionary Co., Ltd.	1,090	781,284
	Lotte Sam Kang Co., Ltd.	230	27,705
	Meritz Securities Co., Ltd.	2,940	13,127
*	Midopa Co., Ltd.	27,910	180,602
	Namhae Chemical Corp.	13,104	38,418
	Namyang Dairy Products Co., Ltd.	340	137,422
	Nong Shim Holdings Co., Ltd.	780	55,442
	Oriental Fire & Marine Insurance Co., Ltd.	2,750	53,248
	ORION Corp.	3,490	409,975
	Ottogi Corp.	990	71,946
	Pacific Industries, Inc.	2,100	27,805
*	Pantech Co., Ltd.	8,690	45,245
	Pohang Coated Steel Co., Ltd.	1,760	43,803
*	Poong San Corp.	16,810	250,184
*	Pulmuone Co., Ltd.	2,030	88,010
	Pusan Bank	72,900	592,925
	Pusan City Gas Co., Ltd.	3,000	54,505
	Pyung Hwa Industrial Co., Ltd.	6,170	28,378
	S1 Corp.	15,730	634,994
*	Saehan Industries, Inc.	7,440	15,739
*	Samchully Co., Ltd.	2,000	139,572

3

*	Samlip Industrial Co., Ltd.	4,560	32,685
	Samsung Engineering Co., Ltd.	21,090	186,860
	Samsung Fine Chemicals	14,950	285,754
	Samsung Techwin Co., Ltd.	51,810	500,306
	Samyang Corp.	4,730	183,644
	Samyang Genex Co., Ltd.	220	9,199
	Samyoung Corp.	2,170	35,969
	Samyoung Electronics Co., Ltd.	5,800	45,153
	Sejong Securities Co., Ltd.	3,659	18,869
	Seondo Electric Co., Ltd.	4,400	8,673
	Seoul City Gas Co., Ltd.	2,750	83,773
*	Seoul Securities Co., Ltd.	19,500	80,562
	Shin Young Securities Co., Ltd.	2,620	47,601
*	Shindongbang Corp.	710	12,228
*	Shindongbang Corp.	1,696	17,391
	Shinmoorim Paper Manufacturing Co., Ltd.	2,858	23,928
	Shinsung Engineering Co., Ltd.	11,880	46,716
	Sindo Ricoh Co., Ltd.	7,510	471,758
	SK Chemicals Co., Ltd.	5,140	67,544
	SK Gas Co., Ltd.	2,500	70,433
*	SKC Co., Ltd.	14,290	137,423
*	Ssang Bang Wool Co., Ltd.	6,950	22,832
*	Ssangyong Cement Industry Co., Ltd.	180,970	239,612
*	Ssangyong Motor Co.	88,310	670,787
*	STX Corp.	5,508	86,088
*	STX Engine	4,692	47,177
	Suheung Capsule Co., Ltd.	1,900	13,846
	Sung Shin Cement Co., Ltd.	10,040	209,895
*	Sunkyong Securities Co., Ltd.	120,920	105,933
	Tae Kwang Industrial Co., Ltd.	440	238,726
	Tae Young Corp.	3,274	129,721
	Taegu Department Store Co., Ltd.	3,130	26,797
	Tai Han Electric Wire Co., Ltd.	19,511	248,622
*	Tong Yang Investment Bank	28,710	152,910
	Tongil Heavy Industries Co., Ltd.	46,780	43,543
*	Trigem Computer, Inc.	21,159	73,725
	Union Steel Manufacturing Co., Ltd.	5,292	268,683
	Woongjin Coway Co., Ltd.	6,930	101,760
*	Woongjin.Com Co., Ltd.	6,810	35,457
	Youlchon Chemical Co., Ltd.	8,890	105,317
*	Young Poong Mining & Construction Corp.	1,580	86
	Youngone Corp.	18,210	65,262
	Youngpoong Corp.	540	48,436
	Yuhan Corp.	5,295	529,764
TOTAL COMMON STOCKS (Cost $23,789,727)			40,051,717

RIGHTS/WARRANTS — (0.0%)
*	Global Enterprise Co., Ltd. Rights 03/17/05	1,888	6,071
(Cost $0)
TOTAL — SOUTH KOREA (Cost $23,789,727)			40,057,788

4

SOUTH AFRICA — (12.1%)
COMMON STOCKS — (12.1%)
	ADCorp Holdings, Ltd.	43,285	146,974
	Advtech, Ltd.	120,000	26,341
	Aeci, Ltd.	89,823	662,360
	Afgri, Ltd.	325,006	267,529
	African Life Assurance Co., Ltd.	134,019	505,624
	African Oxygen, Ltd.	94,934	385,027
*	Afrikander Lease, Ltd.	235,639	198,007
*	Afrox Healthcare	45,403	113,756
	AG Industries, Ltd.	107,512	58,999
	Alexander Forbes, Ltd.	575,600	1,149,966
	Allied Electronics Corp., Ltd.	99,058	264,155
	Allied Technologies, Ltd.	101,019	753,582
	Amalgamated Appliance Holdings, Ltd.	142,094	134,266
*	Anglovaal Mining, Ltd.	253,520	1,360,802
	Argent Industrial, Ltd.	27,663	54,081
	Aspen Pharmacare Holdings PLC	338,902	1,240,824
	Astral Foods, Ltd.	38,982	394,416
	Aveng, Ltd.	291,166	599,184
	Bearing Man, Ltd.	69,024	82,267
*	Bell Equipment, Ltd.	57,476	62,589
	Brandcorp Holdings, Ltd.	43,383	61,750
*	Business Connexion Group, Ltd.	229,687	175,281
	Bytes Technology Group, Ltd.	113,445	147,855
	Capital Alliance Holdings, Ltd.	148,529	460,010
	Capitec Bank Holdings, Ltd.	56,781	145,087
	Cashbuild, Ltd.	13,473	72,896
	Caxton & CTP Publishers & Printers, Ltd.	440,204	905,886
	Ceramic Industries, Ltd.	16,083	284,081
	City Lodge Hotels, Ltd.	35,961	231,260
	Connection Group Holdings, Ltd.	26,487	43,151
	Corpcapital, Ltd.	241,136	8,684
	Cullinan Holdings, Ltd.	10,000	1,029
*	Datacentrix Holdings, Ltd.	162,198	83,446
*	Datatec, Ltd.	92,603	152,294
	Delta Electrical Industries, Ltd.	38,338	233,397
*	Dimension Data Holdings PLC	1,253,342	881,235
	Distell Group, Ltd.	189,340	814,994
	Distribution & Warehousing Network, Ltd.	98,577	86,384
	Dorbyl, Ltd.	26,530	138,764
*	Durban Roodeport Deep, Ltd.	196,023	187,241
	Ellerine Holdings, Ltd.	82,039	773,646
	Enviroserv Holdings, Ltd.	64,500	40,926
	Famous Brands, Ltd.	42,836	53,258
	Foschini, Ltd.	168,564	1,141,538
*	Frontrange, Ltd.	116,544	86,940
	Gold Reef Casino Resorts, Ltd.	196,515	454,954
	Grindrod, Ltd.	110,283	886,992
	Group Five, Ltd.	58,867	149,004
	Highveld Steel & Vanadilum Corp., Ltd.	121,972	1,073,877
	Hudaco Industries, Ltd.	23,083	142,506

5

	Iliad Africa, Ltd.	112,877	197,444
	Illovo Sugar, Ltd.	246,638	361,630
	Investec, Ltd.	61,734	1,820,921
*	JCI, Ltd.	1,622,051	80,668
	Johnic Communications, Ltd.	131,557	846,026
	Kersaf Investments, Ltd.	95,264	1,102,734
	M Cubed Holdings, Ltd.	385,000	23,768
	Medi-Clinic Corp., Ltd.	335,820	855,207
	Metair Investment, Ltd.	4,447	152,523
*	Metorex, Ltd.	101,510	55,705
*	Metoz Holdings, Ltd.	1,398,723	647,640
	Metropolitan Holdings, Ltd.	492,405	954,200
	Murray & Roberts Holdings, Ltd.	315,729	825,701
	Mustek, Ltd.	20,612	33,580
	Mvelaphanda Group, Ltd.	161,861	169,321
	New Clicks Holdings, Ltd.	330,715	470,728
	Northam Platinum, Ltd.	210,553	324,969
	Nu-World Holdings	11,932	63,433
	Oceana Group	86,619	203,504
	Omnia Holdings, Ltd.	37,562	302,751
*	Palabora Mining Co., Ltd.	20,554	112,794
	Peregrine Holdings, Ltd.	134,813	78,605
*	Primedia Limited ‘n’	188,831	372,400
	PSG Group, Ltd.	63,250	75,927
	Rainbow Chicken, Ltd.	246,433	283,147
*	Randgold & Exploration Co., Ltd.	60,670	135,256
	Redefine Income Fund, Ltd.	34,692	19,811
*	Relyant Retail, Ltd.	724,775	298,300
	Reunert	157,549	961,843
*	SA Chrome and Alloys	798,852	101,376
*	Sage Group, Ltd.	201,897	61,629
	Santam, Ltd.	54,533	734,121
	Shoprite Holdings Ltd	676,148	1,640,728
	Specialty Stores Ltd.	248,245	510,858
	Spur Corp., Ltd.	53,697	59,395
	Super Group, Ltd.	389,629	768,400
	Tiger Wheels, Ltd.	55,166	274,352
	Tongaat-Hulett Group, Ltd.	136,710	1,407,131
	Tourism Investment	647,510	154,348
	Trans Hex Group, Ltd.	69,964	213,566
*	Trencor, Ltd.	175,684	493,497
	Truworths International, Ltd.	369,523	1,102,628
	UCS Group, Ltd.	144,872	32,297
	Unitrans Ltd	65,023	367,976
	Value Group, Ltd.	49,189	16,027
*	Western Areas, Ltd.	127,068	653,726
	Wilson Bayly Holme	40,403	198,992

TOTAL — SOUTH AFRICA (Cost $28,811,354)			39,000,698

6

MALAYSIA — (11.6%)
COMMON STOCKS — (11.6%)
*	A&M Realty Berhad	65,000	20,697
	ACP Industries Berhad	34,000	9,842
	Affin Holdings Berhad	1,335,800	622,202
	Amalgamated Industrial Steel Berhad	11,250	2,383
*	AMBD Berhad	58,000	2,366
	Amway (Malaysia) Holdings Berhad	331,600	575,937
	Ann Joo Resources Berhad	83,000	46,524
*	Anson Perdana Berhad	10,000	118
*	Antah Holding Berhad	23,000	1,453
*	Aokam Perdana Berhad	37	10
	APM Automotive Holdings Berhad	74,500	49,013
*	Arab Malaysia Corp. Berhad	558,000	201,174
	Asas Dunia Berhad	16,000	3,579
*	Asia Pacific Land Berhad	70,000	4,605
	Asiatic Development Berhad	1,577,800	705,858
*	Avenue Assets Berhad	254,000	38,434
	Ayer Hitam Planting Syndicate Berhad	6,000	3,711
	Bandar Raya Developments Berhad	922,800	497,826
	Batu Kawan Berhad	302,400	481,453
*	Berjaya Capital Berhad	391,000	100,837
	Berjaya Land Berhad	465,000	113,191
	Bernas Padiberas Nasional Berhad	650,000	266,842
	Bimb Holdings Berhad	208,200	93,964
	Bintai Kinden Corp. Berhad	16,000	4,716
	Bolton Properties Berhad	96,000	28,547
	Boustead Holdings Berhad	1,118,300	529,721
	Cahya Mata Sarawak Berhad	153,000	58,382
*	Camerlin Group Berhad	58,000	18,316
	Carlsberg Brewery Malaysia Berhad	224,800	644,821
	Cement Industries of Malaysia Berhad	48,800	23,244
	Chemical Co. of Malaysia Berhad	231,800	142,130
	Chin Teck Plantations Berhad	33,000	42,205
*	Cosway Corp. Berhad	113,000	23,789
	Courts Mammoth Berhad	149,000	67,050
	Cycle & Carriage Bintang Berhad	15,000	11,842
*	Damansara Realty Berhad	65,000	2,309
	Datuk Keramik Holdings Berhad	24,000	379
	Dijaya Corp. Berhad	96,000	26,274
	Diperdana Corp. Berhad	3,000	1,776
	Diversified Resources Berhad	704,300	398,486
	DNP Holdings Berhad	34,000	5,592
*	E&O Property Development Berhad	1,174,100	171,480
	Eastern & Oriental Berhad	72,000	14,400
*	Econstates Berhad	280,800	70,200
	Edaran Otomobil Nasional Berhad	302,300	375,488
	Esso Malaysia Berhad	183,500	127,484
	Europlus Berhad	25,700	4,159
*	Faber Group Berhad	16,000	2,147
	Far East Holdings Berhad	23,700	24,823
*	FCW Holdings Berhad	24,000	1,926
*	Fountain View Development Berhad	716,200	934,829
	Fraser & Neave Holdings Berhad	430,600	577,911
	Globetronics Technology Berhad	796,400	94,311

7

	Glomac Berhad	70,200	35,469
	Gold IS Berhad	77,000	27,761
*	Golden Plus Holdings Berhad	16,000	5,979
*	Gopeng Berhad	17,000	3,557
	Guiness Anchor Berhad	625,400	905,184
*	Gula Perak Berhad	97,700	45,508
	Guthrie Ropel Berhad	35,900	35,144
	Hap Seng Consolidated Berhad	662,600	437,665
	Heitech Padu Berhad	26,000	17,379
	Highlands and Lowlands Berhad	411,700	390,032
*	HLG Capital Berhad	12,000	2,905
	Hock Seng Lee Berhad	44,160	37,420
	Hong Leong Industries Berhad	452,400	547,642
	Hong Leong Properties Berhad	259,100	38,183
	Hume Industries (Malaysia) Berhad	305,967	400,978
	Hwang-DBS (Malaysia) Berhad	97,500	39,257
	IGB Corp. Berhad	1,854,850	673,603
	IJM Corp. Berhad	255,500	321,392
	IJM Plantations Berhad	37,600	10,587
*	Insas Berhad	226,000	22,600
	Island & Peninsular Berhad	655,400	793,379
*	Jaks Resources Berhad	1,000	455
	Jaya Jusco Stores Berhad	243,100	313,471
	Jaya Tiasa Holdings Berhad	283,600	238,821
*	Johan Holdings Berhad	30,000	1,816
	John Hancock Life Insurance (M) Berhad	46,000	27,721
	Johor Port Berhad	476,300	250,684
	Johore Tenggara Oil Palm Berhad	59,200	14,956
	JT International Berhad	429,900	506,829
	K & N Kenanga Holdings Berhad	287,300	60,106
	Keck Seng (Malaysia) Berhad	23,000	11,379
	KFC Holdings (Malaysia) Berhad	289,700	294,274
	Kian Joo Can Factory Berhad	129,700	90,449
	Kim Hin Industry Berhad	52,000	26,958
	KPJ Healthcare Berhad	62,000	25,289
*	Kretam Holdings Berhad	15,000	2,763
	KSL Holdings Berhad	186,600	110,487
*	Kub Malaysia Berhad	181,000	26,197
	Kulim Malaysia Berhad	328,850	250,964
*	Kumpulan Hartanah Selangor Berhad	166,500	14,021
	Kwantas Corp. Berhad	155,800	205,000
	Ladang Perbadanan-Fima Berhad	11,000	8,250
*	Land & General Berhad	180,000	12,316
	Landmarks Berhad	635,500	172,254
*	Leader Universal Holdings Berhad	69,000	8,262
*	Leong Hup Holdings Berhad	46,000	11,258
	Lingkaran Trans Kota Holdings Berhad	823,100	524,185
	Lingui Development Berhad	436,700	136,756
	Lion Diversified Holdings Berhad	925,100	518,543
	Lion Industries Corp. Berhad	1,311,600	538,446
	Liqua Health Corp. Berhad	173	27
	MAA Holdings Berhad	239,133	333,528
	Magnum 4D Berhad	80,000	67,368
	Malayan Cement Berhad	1,453,050	317,377

8

	Malayawata Steel Berhad	72,000	33,158
*	Malaysia Aica Berhad	48,200	19,407
*	Malaysia Building Society Berhad	35,000	7,092
	Malaysia Industrial Development Finance Berhad	1,969,700	679,028
	Malaysia Mining Corp. Berhad	732,900	397,309
	Malaysia Smelting Corp. Berhad	23,000	38,434
	Malaysian Mosaics Berhad	229,300	100,771
	Malaysian National Reinsurance Berhad	207,700	195,675
	Malaysian Oxygen Berhad	249,800	808,563
	Malaysian Plantations Berhad	622,500	461,961
*	Malaysian Resources Corp. Berhad	94,666	18,559
*	Mancon Berhad	12,000	2,747
	Maruichi Malaysia Steel Tube Berhad	58,600	32,230
	Matsushita Electric Co. (Malaysia) Berhad	70,084	189,965
	MBM Resources Berhad	102,966	58,257
*	Media Prima Berhad	61,533	26,556
	Metro Kajang Holdings Berhad	58,800	20,271
	Mieco Chipboard Berhad	69,000	41,945
*	MTD Infraperdana Berhad	1,975,100	415,811
	MUI Properties Berhad	75,200	5,343
*	Mulpha International Berhad	2,175,050	357,738
*	Multi-Purpose Holdings Berhad	457,000	113,047
*	Mycron Steel Berhad	14,650	5,243
	Naim Cendera Berhad	307,500	258,947
*	Naluri Berhad	491,000	78,172
*	Nam Fatt Berhad	9,000	1,196
	Narra Industries Berhad	16,000	6,568
	NCB Holdings Berhad	1,011,500	745,316
	Negara Properties (Malaysia) Berhad	6,000	5,495
*	New Straits Times Press (Malaysia) Berhad	339,000	326,511
	Nikko Electronics Berhad	36,600	13,099
	NV Multi Corp. Berhad	129,500	14,995
*	NWP Holdings Berhad	112,000	26,526
	Nylex (Malaysia) Berhad	41,500	7,153
	Oriental Holdings Berhad	362,900	410,650
	OSK Holdings Berhad	1,153,733	418,987
	OSK Property Holdings Berhad	3,393	911
	Pacific & Orient Berhad	40,400	19,987
	Pacificmas Berhad	9,500	15,750
	Pan Malaysia Cement Works Berhad	192,000	20,211
*	Pan Malaysian Industries Berhad	818,000	16,145
*	Pan Pacific Asia Berhad	12,000	284
*	Panglobal Berhad	14,000	6,963
	PBA Holdings Berhad	139,800	60,703
	Pelangi Berhad	268,700	42,426
*	Pernas International Holdings Berhad	603,400	113,534
	Petaling Garden Berhad	190,600	85,268
	Phileo Allied Berhad	808,000	623,011
	PK Resources Berhad	14,000	2,579
*	Prime Utilities Berhad	3,000	746
*	Promet Berhad	52,000	3,968
*	Puncak Niaga Holdings Berhad	984,200	732,970
	QL Resources Berhad	57,000	43,650
*	QSR Brand Berhad	32,000	27,621

9

	Ramatex Berhad	292,700	248,025
	Ranhill Berhad	1,095,180	613,877
*	Ranhill Utilities Berhad	227,160	142,872
*	Rashid Hussain Berhad	182,000	29,695
*	Rekapacific Berhad	55,000	0
*	Resona Resources Berhad Preferred Series A	75,200	198
	Road Builders (Malaysia) Holdings Berhad	843,000	643,342
	Sapura Telecommunications Berhad	64,846	21,502
	Sarawak Enterprise Corp. Berhad	421,000	149,566
	SCB Developments Berhad	261,900	250,873
	Scomi Group Berhad	1,948,000	881,726
	Selangor Properties Berhad	526,100	305,969
	Shangri-La Hotels (Malaysia) Berhad	114,000	38,700
	Shell Refining Co. Federation of Malaysia Berhad	190,500	448,678
	SHL Consolidated Berhad	75,000	37,500
*	Sime Engineering Services Berhad	279,100	72,713
	Sime UEP Properties Berhad	133,000	141,750
	Southern Acids (Malaysia) Berhad	41,000	19,637
	Southern Steel Berhad	187,200	95,571
	SP Setia Berhad	351,400	414,282
*	SRI Hartemas Berhad	65,000	7,099
	Star Publications (Malaysia) Berhad	229,300	419,378
	Subur Tiasa Holdings Berhad	65,000	44,645
	Sunrise Berhad	497,220	225,057
	Sunway City Berhad	476,700	255,913
	Sunway Holdings, Inc. Berhad	805,000	311,408
*	Suria Capital Holdings Berhad	186,000	25,942
*	Syahdu Pinta Preferred Series A	192,000	505
*	Symphony House Berhad	20,571	4,168
	Ta Ann Holdings Berhad	248,700	418,863
	Ta Enterprise Berhad	2,638,300	597,089
	Talam Corp. Berhad	12,850	3,720
*	Tamco Corp. Holdings Berhad	83,000	6,989
	Tan Chong Motor Holdings Berhad	1,329,000	629,526
*	Tanah Emas Corp. Berhad	65,000	16,421
	Tasek Corp. Berhad	37,000	24,342
*	Time Dotcom Berhad	1,001,500	114,645
	Top Glove Corp. Berhad	102,600	126,360
	Tractors Malaysia Holdings Berhad	143,400	91,701
	Tradewinds (Malaysia) Berhad	245,100	177,375
*	Trengganu Development & Management Berhad	79,700	18,667
	Tronoh Mines Malaysia Berhad	365,600	287,669
	UAC Berhad	25,000	32,895
	Uchi Technologies Berhad	511,300	333,691
	UDA Holdings Berhad	243,700	132,752
*	UEM World Berhad	2,986,400	758,388
	Unico-Desa Plantations Berhad	316,000	37,005
	Union Paper Holdings Berhad	70,000	12,526
	Uniphone Telecommunications Berhad	43,000	7,582
	Unisem (M) Berhad	715,800	431,364
	United Malacca Rubber Estates Berhad	47,500	46,250
	United Malayan Land Berhad	13,000	3,421
	United Plantations Berhad	333,400	438,684
*	Utama Banking Group Berhad	122,000	24,400

10

	Wah Seong Corp	241,600	122,072
	Worldwide Holdings Berhad	52,000	27,095
	WTK Holdings Berhad	93,600	137,937
	Yeo Hiap Seng (Malaysia) Berhad	47,300	24,895
	Yu Neh Huat Berhad	500	176
TOTAL COMMON STOCKS (Cost $37,944,128)			37,278,133

RIGHTS/WARRANTS — (0.0%)
*	Kulim Malaysia Berhad Warrants 06/30/09	13,250	2,929
*	Liqua Health Marketing Berhad Warrants 09/09/08	34	2
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	6,900
*	QSR Brand Berhad Warrants 01/24/07	12,800	6,467
TOTAL RIGHTS/WARRANTS (Cost $605)			16,298

PREFERRED STOCKS — (0.0%)
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	1,840	165
(Cost $41,635)
TOTAL — MALAYSIA (Cost $37,986,368)			37,294,596

TAIWAN — (10.8%)
COMMON STOCKS — (10.8%)
	Ability Enterprise Co., Ltd.	66,197	37,060
	Abit Computer Co., Ltd.	131,260	9,714
*	Accton Technology Corp.	178,000	84,762
	Advantech Co., Ltd.	179,902	437,021
	Altek Corp.	16,800	18,432
*	Ambassador Hotel	60,000	38,610
	Amtran Technology Co., Ltd.	122,216	68,029
*	Arima Computer Corp.	386,000	113,018
	Asia Polymer Corp.	44,280	25,075
*	Askey Computer Co., Ltd.	84,321	50,462
	Audix Co., Ltd.	18,942	16,882
*	Aurora Corp.	52,250	30,597
	Avermedia Technologies, Inc.	30,844	30,963
	Avision, Inc.	25,030	13,932
	Bank of Kaohsiung Co., Ltd.	195,966	149,434
	Basso Industry Corp., Ltd.	45,600	117,375
*	Behavior Tech Computer Corp.	117,000	26,163
*	Bes Engineering Corp.	455,572	89,414
*	Carnival Industrial Corp.	95,000	19,104
	Catcher Co., Ltd.	149,692	481,634
	Cathay Real Estate Development Co., Ltd.	439,753	261,758
*	Central Insurance Co., Ltd.	63,600	25,170
	Central Reinsurance Co., Ltd.	69,133	30,029
	Cheng Loong Corp.	526,330	208,297
	Cheng Uei Precision Industry Co., Ltd.	193,320	500,716

11

*	Chia Hsin Cement Corp.	196,000	89,865
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	153,330	18,056
	Chicony Electronics Co., Ltd.	148,639	162,126
*	Chien Shing Stainless Steel Co., Ltd.	56,000	23,243
*	China General Plastics Corp.	76,000	36,924
*	China Life Insurance Co., Ltd.	362,418	235,548
*	China Man-Made Fiber Co., Ltd.	564,280	303,201
	China Metal Products Co., Ltd.	23,705	25,703
*	China Petrochemical Development Corp.	1,078,000	279,212
*	China Rebar Co., Ltd.	126,800	14,646
	China Steel Chemical Corp.	47,552	78,794
*	China Synthetic Rubber Corp.	59,987	22,872
*	China United Trust & Investment Corp.	138,100	21,373
	Chin-Poon Industrial Co., Ltd.	36,809	24,042
*	Chou Chin Industrial Co., Ltd.	42,180	0
	Chroma Ate, Inc.	57,954	52,024
*	Chun Yu Works & Co., Ltd.	69,000	25,420
	Chun Yuan Steel Industrial Co., Ltd.	105,000	74,324
	Chung Hsin Electric & Machinery Co., Ltd.	120,000	58,301
	Chung Hwa Pulp Corp.	226,594	112,276
	Clevo Co.	84,381	30,951
	Compal Commun	282,250	685,646
*	Compeq Manufacturing Co., Ltd.	383,000	118,917
	Continental Engineering Corp.	248,979	127,373
*	Cosmos Bank Taiwan	768,000	360,772
	CTCI Corp.	227,663	130,386
	Der Pao Construction Co., Ltd.	78,000	22,963
	D-Link Corp.	406,271	483,656
	Edom Technology Co., Ltd.	14,160	10,524
	Elan Microelectronincs Corp.	82,784	51,673
	Elite Semiconductor Memory Technology, Inc.	74,600	177,619
	Elitegroup Computer Systems Co., Ltd.	484,250	317,847
*	Enlight Corp.	53,000	15,262
*	Entie Commercial Bank	1,345,246	484,773
	Epistar Corp.	38,030	51,147
*	ET Internet Technology Corp.	362,114	186,416
	Eternal Chemical Co., Ltd.	284,700	198,777
*	Everest Textile Co., Ltd.	115,360	30,065
	Evergreen International Storage & Transport Corp.	661,000	304,128
	Everlight Chemical Industrial Corp.	65,000	23,842
	Everlight Electronics Co., Ltd.	92,004	105,680
*	Everspring Industry Co., Ltd.	51,000	12,225
	Far East Department Stores, Ltd.	628,000	351,583
	Far Eastern International Bank	492,000	305,521
	Federal Corp.	77,229	50,691
	Feng Hsin Iron & Steel Co., Ltd.	439,180	603,378
	Feng Tay Enterprise Co., Ltd.	206,468	235,831
*	FIC Global, Inc.	142,875	23,445
	First Copper Technology Co., Ltd.	62,000	27,130
	Formosa International Hotels Corp.	49,500	63,229
	Formosa Taffeta Co., Ltd.	1,239,000	641,824
*	Formosan Rubber Group, Inc.	68,000	33,475
	Giant Manufacture Co., Ltd.	188,170	332,991
*	Giga Storage Corp.	43,859	14,888

12

	Giga-Byte Technology Co., Ltd.	441,000	476,757
	Globe Union Industrial Corp.	37,855	49,207
*	Gold Circuit Electronics, Ltd.	77,446	34,761
*	Goldsun Development & Construction Co., Ltd.	449,000	135,076
*	Grand Pacific Petrochemical Corp.	115,000	47,732
	Great China Metal Industry Co., Ltd.	63,000	41,351
	Great Taipei Gas Co., Ltd.	97,000	38,076
	Great Wall Enterprise Co., Ltd.	64,890	17,955
	Greatek Co., Ltd.	87,701	87,475
	Hey Song Corp.	96,000	31,815
	Ho Tung Holding Corp.	153,486	44,199
*	Hocheng Corp.	71,000	22,730
	Hotai Motor Co., Ltd.	179,000	365,718
	Hsin Kuang Steel Co., Ltd.	25,854	40,345
*	Hsinchu International Bank	579,700	402,880
	Hsing Ta Cement Co., Ltd.	103,000	35,294
	Hua Eng Wire & Cable Co., Ltd.	113,565	29,597
	Hung Poo Construction Corp.	76,000	58,198
*	Hung Sheng Construction Co., Ltd.	161,000	77,703
	Ichia Technologies, Inc.	98,905	132,382
	Infortrend Technology, Inc.	63,900	153,171
*	K Laser Technology, Inc.	20,343	14,858
*	Kao Hsing Chang Iron & Steel Corp.	101,000	53,945
	Kaulin Manufacturing Co., Ltd.	18,400	21,313
	Kendra Rubber Industrial Co., Ltd.	110,872	90,610
	King Yuan Electronics Co., Ltd.	456,386	333,332
*	Kingdom Construction Co., Ltd.	107,000	34,599
*	King’s Town Construction Co., Ltd.	36,000	68,919
	Kinpo Electronics, Inc.	799,560	351,158
	Knowledge-Yield-Excellence Systems Corp.	25,966	20,886
	Largan Precision Co., Ltd.	70,000	403,153
*	Lead Data Co., Ltd.	86,920	15,801
*	Lealea Enterprise Co., Ltd.	110,000	21,589
	Lee Chang Yung Chemical Industry Corp.	72,075	35,481
*	Lelon Co., Ltd.	29,170	10,089
*	Leofoo Development Co., Ltd.	35,000	17,455
	Li Shin International Enterprise Corp.	26,544	14,604
	Lien Hwa Industrial Corp.	119,000	48,626
	Ling Sheng PrecisionIndustrial Corp.	45,000	18,822
	Long Bon Development Co., Ltd.	98,000	34,212
	Long Chen Paper Co., Ltd.	89,000	29,638
	Lucky Cement Corp.	97,000	28,245
	Meiloon Co., Ltd.	52,533	46,820
	Mercuries & Associates, Ltd.	112,455	37,811
	Mercuries Data Co., Ltd.	52,504	18,160
	Merry Electronics Co., Ltd.	25,924	67,980
*	Microelectronics Technology, Inc.	77,000	32,207
	Micro-Star International Co., Ltd.	463,700	317,787
	Mitac International Corp.	746,000	537,658
	Mustek Systems, Inc.	39,600	13,633
*	Nankang Rubber Tire Co., Ltd.	75,000	94,112
	National Petroleum Co., Ltd.	35,824	29,162
	Nien Hsing Textile Co., Ltd.	406,000	399,730
	Nien Made Enterprise Co., Ltd.	163,642	268,525

13

	Optimax Technology Corp.	116,000	326,577
*	Opto Tech Corp.	61,000	12,070
*	Orient Semiconductor Electronics, Ltd.	226,487	24,412
	Oriental Union Chemical Corp.	545,821	595,345
*	Pacific Electric Wire & Cable Corp.	726,000	12,147
	Pan Jit International, Inc.	37,000	23,571
	Pan Overseas Electronics Co., Ltd.	68,407	18,048
*	Pan-International Industrial Corp.	110,250	102,162
	Phihong Technology Co., Ltd.	41,635	13,396
	Phoenix Precision Technology Corp.	159,583	105,259
	Phoenixtec Power Co., Ltd.	292,725	338,122
*	Picvue Electronics, Ltd.	181,900	23,411
	Pihsiang Machinery Mfg. Co., Ltd.	87,440	208,190
	Premier Image Technology Corp.	275,550	336,902
	Primax Electronics, Ltd.	61,186	16,241
*	Prince Housing & Development Corp.	223,000	62,064
*	Procomp Informatics, Ltd.	21,675	4,463
	Prodisc Technology, Inc.	377,199	154,739
*	Q-Run Technology Co., Ltd.	212,400	563,803
*	Radium Life Tech Corp.	33,000	29,624
	Realtek Semiconductor Corp.	492,000	554,054
	Ritek Corp.	1,106,000	398,559
*	Ruentex Development Co., Ltd.	140,000	29,730
*	Ruentex Industries, Ltd.	241,000	121,741
	Sampo Corp.	459,900	108,020
*	San Fang Chemical Industry Co., Ltd.	44,770	29,098
	Sanyang Industrial Co., Ltd.	294,000	131,486
	Sanyo Electric Co., Ltd.	56,000	30,631
	Senao International Co., Ltd.	34,133	13,838
	Sheng Yu Steel Co., Ltd.	149,980	207,501
	Shihlin Electric & Engineering Corp.	219,000	159,247
*	Shihlin Paper Corp.	56,000	45,946
*	Shinkong Synthetic Fibers Co., Ltd.	553,000	159,245
	Shuttle, Inc.	35,250	22,683
*	Silicon Integrated Systems Corp.	810,608	376,875
	Sincere Navigation Corp.	244,391	316,104
*	Sinkong Spinning Co., Ltd.	60,000	25,290
*	Sintek Photronics Corp.	203,450	94,917
	Sinyi Realty, Inc.	26,000	69,015
*	Solomon Technology Corp.	90,000	18,533
*	Southeast Cement Co., Ltd.	98,700	26,199
	Springsoft, Inc.	58,825	132,489
	Stark Technology, Inc.	45,100	22,782
	Sunonwealth Electric Machine Industry Co., Ltd.	44,719	20,575
	Sunrex Technology Corp.	42,849	33,226
	Systex Corp., Ltd.	314,348	117,324
	Ta Chen Stainless Pipe Co., Ltd.	25,000	18,501
*	Ta Chong Bank	754,000	265,647
	Ta Ya Elec Wire & Cable Co., Ltd.	92,220	33,232
*	Taichung Commercial Bank	901,000	366,720
*	Tainan Business Bank	265,000	142,391
	Tainan Enterprises Co., Ltd.	28,000	37,838
	Tainan Spinning Co., Ltd.	806,000	265,814
	Taiwan Acceptance Corp.	38,480	37,886

14

	Taiwan Fire & Marine Insurance Co., Ltd.	72,695	42,101
	Taiwan Fu Hsing Industrial Co., Ltd.	30,000	33,977
	Taiwan Green Point Enterprises Co., Ltd.	115,899	399,009
	Taiwan Hon Chuan Enterprise Co., Ltd.	20,007	18,861
	Taiwan Kai Yih Industrial Co., Ltd.	28,088	26,479
*	Taiwan Kolin Co., Ltd.	90,000	22,008
	Taiwan Life Insurance Co., Ltd	332,785	610,320
	Taiwan Mask Corp.	49,720	25,916
	Taiwan Navigation Co., Ltd.	90,176	78,338
	Taiwan Polypropylene Co., Ltd.	66,586	63,629
	Taiwan Secom	263,912	390,603
	Taiwan Sogo Shinkong Security Co., Ltd.	46,053	28,598
	Taiwan Styrene Monomer Corp.	278,000	204,833
*	Taiwan Tea Corp.	220,917	47,979
	Teco Electric & Machinery Co., Ltd.	1,279,000	409,461
	Tecom, Ltd.	41,114	19,975
	Test-Rite International Co., Ltd.	83,405	53,671
*	The Chinese Bank	464,000	97,040
*	The Farmers Bank of China	1,129,887	401,713
	The First Insurance Co., Ltd.	56,000	38,919
	Ton Yi Industrial Corp.	790,280	235,202
	Tong Yang Industry Co., Ltd.	282,558	433,656
	Transcend Information, Inc.	127,649	338,837
	Tsann Kuen Enterprise Co., Ltd.	62,930	86,053
	TSRC Corp.	127,000	64,154
	Tung Ho Steel Enterprise Corp.	493,167	422,080
*	Twinhead International Corp.	60,504	13,432
	TYC Brother Industrial Co., Ltd.	49,140	47,432
*	Tycoons Group Enterprise Co., Ltd.	72,000	23,629
	U-Ming Marine Transport Corp.	200,100	341,226
*	Union Bank of Taiwan	958,000	360,637
*	Union Insurance Co., Ltd.	99,203	29,046
*	Unitech Printed Circuit Board Corp.	62,000	23,639
	United Epitaxy Co., Ltd.	52,550	33,647
	United Integration Service Co., Ltd.	48,481	51,164
*	Universal Cement Corp.	70,560	28,492
	Universal Scientific Industrial Co., Ltd.	221,550	85,541
	UPC Technology Corp.	171,680	76,229
	Usi Corp.	238,000	97,635
*	Via Technologies, Inc.	838,392	485,555
	Walsin Technology Corp., Ltd.	100,788	53,183
	Waterland Financial Holdings	682,000	286,361
*	Wei Chuan Food Corp.	70,000	25,901
	Weltrend Semiconductor, Inc.	34,529	15,109
	Wintek Corp.	493,199	591,902
	Wistron Corp.	465,938	212,880
	World Peace Industrial Co., Ltd.	102,287	71,417
	WUS Printed Circuit Co., Ltd.	138,064	65,967
	Ya Hsin Industrial Co., Ltd.	575,316	547,920
*	Yageo Corp.	1,222,000	469,849
	Yeung Cyang Industrial Co., Ltd.	26,000	28,275
	Yieh Phui Enterprise Co., Ltd.	747,457	543,518
	Yosun Industrial Corp.	21,227	16,187
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,123,972	593,087

15

	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	28,672	40,868
	Yung Shin Pharmaceutical Industrial Co., Ltd.	33,000	37,375
	Yung Tay Engineering Co., Ltd.	127,000	78,864
	Zig Sheng Industrial Co., Ltd.	73,840	26,253
	Zinwell Corp.	26,106	26,123
	Zyxel Communication Corp.	201,692	454,261
TOTAL COMMON STOCKS (Cost $30,855,369)			34,889,270

RIGHTS/WARRANTS — (0.0%)
*	Ta Chong Bank Rights 03/25/05	134,212	3,671
*	Union Bank of Taiwan Rights 03/25/05	151,488	8,286
TOTAL RIGHTS/WARRANTS (Cost $0)			11,957

INVESTMENT IN CURRENCY — (0.0%)
*	Taiwan Dollar		822
(Cost $785)
TOTAL — TAIWAN (Cost $30,856,154)			34,902,049

BRAZIL — (10.1%)

PREFERRED STOCKS — (9.1%)
	Acesita SA	97,876	1,663,079
	Alpargatas-Santista Textil SA	820,000	127,299
	Banco Mercantil do Brasil SA	130,000	20,082
	Centrais Electricas de Santa Catarin Celesc Series B	1,066,000	407,546
	Companhia Brasileira de Petroleo Ipiranga SA	60,800	730,210
	Compania Paranaense de Energia Series B	326,300,000	1,788,066
	Confab Industrial SA	453,000	538,807
	Coteminas Cia Tecidos Norte de Minas	6,977,102	703,234
	Distribuidora de Produtos de Petroleo Ipiranga SA	3,900	66,268
	Duratex SA	13,400,000	631,319
*	Electropaulo Electrecidade Metropolitana	37,820,000	1,069,096
	Embraco SA	262,000	131,531
*	Embratel Participacoes SA	273,800,000	483,208
*	Empressa Metropolitanade Aguas e Energia SA	24,000,000	51,438
	Energetica do Ceara Coelce	98,000,000	227,071
*	ENERSUL Empresa Energetjica de Mato Grosso do Sul SA Series B	13,156,000	44,378
	Fertibras SA	3,400	36,107
	Forca Luz Cataguazes Leopoldina Series A	23,400,000	14,007
	Forjas Taurus SA	88,000	44,858
	Fras-Le Preferred	20,200	58,505
	Globex Utilidades SA	25,268	97,676
*	Gradiente Eletronica SA	2,600	12,049
*	Industria de Bebidas Antarctica Polar SA	23,000	23,315
*	Industrias Romi SA	400,000	22,553
*	Inepar SA Industria e Construcoes	79,900,001	53,997

16

	Klabin SA	815,000	1,583,105
	Lojas Americanas SA	89,090,369	1,634,212
	Magnesita SA Series A	34,700,000	221,104
	Magnesita SA Series C	202,338	1,140
	Marcopolo SA	144,000	355,899
	Metal Leve SA	5,500,000	340,896
	Metalurgica Gerdau SA	59,302	1,512,607
*	Net Servicos de Communication SA	1,946,500	646,453
*	Paranapanema SA	146,200,000	517,162
	Perdigao SA NPV	60,100	1,255,845
	Random Implementos e Participacoes SA	162,500	448,687
	Rasip Agro-Pastoril SA	51,000	6,598
*	Refinaria de Petroleo Ipiranga SA	12,300	280,247
	Ripasa SA Papel e Celulose	490,200	760,998
	Sadia SA	585,000	1,113,748
	Sao Pau Alpargatas SA	990,000	141,456
	Saraiva Livreiros Editores	4,000	22,166
*	Sharp SA Equipamentos Eletronicos	30,200,000	233
	Suzano Bahia Sul Papel e Celullose SA	292,642	1,469,143
	Suzano Petroquimica SA	30,000	71,597
	Tele Celular Sul Participacoes SA	783,795,284	1,271,265
	Tele Centro Oeste Celular Participacoes SA	279,011,618	1,047,304
*	Tele Leste Celular Participacoes SA	559,666,572	101,581
	Tele Norte Celular Participacoes SA	549,505,027	80,638
	Telemig Celular Participacoes SA	398,290,371	601,396
	Telesudeste Celular Participacoes SA	391,800,000	809,473
	Tim Sul SA Preferred Series B	17,130,000	582,136
	Ultrapar Participants	92,830,353	1,545,081
	Uniao des Industrias Petroquimicas SA Series B	637,520	1,056,173
*	Varig Participacoes Em Transportes	122,026	565
*	Varig Particpacoes Em Servicos	116,823	117
*	Varig SA Viacao Aerea Riograndense	16,000	16,621
	Weg SA	280,100	811,257
TOTAL PREFERRED STOCKS (Cost $17,014,492)			29,352,602

COMMON STOCKS — (1.0%)
	Acesita SA	4,290	70,741
	Acos Villares SA Avil	120,000	17,842
	Avipal SA Avicultura e Agropecua	58,200,000	184,298
	Eternit SA	1,200	18,768
	Metalurgica Gerdau SA	1,292	31,084
	Petroquimica do Sul Copesul	18,200,000	2,544,275
*	Rhodia Ster SA	640,780	64,338
	Sao Paulo Alpargatas SA	510,008	97,493
TOTAL COMMON STOCKS (Cost $1,167,897)			3,028,839

TOTAL — BRAZIL (Cost $18,182,389)			32,381,441

17

THAILAND — (7.9%)
COMMON STOCKS — (7.9%)
	A.J. Plast Public Co., Ltd. (Foreign)	166,500	28,302
*	Adkinson Securities Public Co., Ltd. (Foreign)	138,150	31,792
*	Advance Agro Public Co., Ltd. (Foreign)	809,000	520,434
	Aeon Thana Sinsap (Thailand) Public Co., Ltd.	142,500	165,828
	Amarin Plaza Public Co., Ltd. (Foreign)	523,680	34,784
	Amata Corp. Public Co., Ltd.	2,040,400	640,293
*	Asia Securities Trading Public Co., Ltd. (Foreign)	357,500	771,280
	Asian Property Development Public Co., Ltd. (Foreign)	3,828,800	498,625
	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	1,282,233	543,205
	Bangkok Expressway Public Co., Ltd. (Foreign)	1,170,400	887,594
	Bangkok Insurance Public Co., Ltd.	65,180	385,217
*	Bangkok Land Co., Ltd. (Foreign)	12,166,170	222,707
*	Bangkok Rubber Public Co., Ltd. (Foreign)	14,600	947
	Big C Supercenter Public Co., Ltd. (Foreign)	87,000	46,185
*	Book Club Finance Public Co., Ltd.	157,200	21,171
*	Bumrungrad Hospital Public Co., Ltd.	1,043,800	464,032
	Cal-Comp Electronics (Thailand) Public Co., Ltd.	549,800	481,650
	Capital Nomura Securities Public Co., Ltd. (Foreign)	46,000	85,408
*	Central Paper Industry Public Co., Ltd. (Foreign)	19,800	1,087
	Central Pattana Public Co., Ltd. (Foreign)	3,668,000	853,692
	Central Plaza Hotel Public Co., Ltd. (Foreign)	79,000	43,591
*	Ch Karnchang Public Co., Ltd. (Foreign)	2,472,700	898,811
	Charoong Thai Wire & Cable Public Co., Ltd.	130,000	27,027
	Compass East Ind-Foreign	122,000	28,075
	Dynasty Ceramic Public Co., Ltd.	232,500	102,144
*	Eastern Star Real Estate Public Co., Ltd. (Foreign)	1,537,600	29,755
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	108,120	108,855
	Fancy Wood Industries Public Co., Ltd.	260,800	41,262
*	GFPT Public Co., Ltd.	71,400	20,912
	GMM Grammy Public Co., Ltd. (Foreign)	765,100	352,138
*	Golden Land Property Development Public Co., Ltd. (Foreign)	485,616	132,071
	Hana Microelectronics Public Co., Ltd.	1,851,409	1,176,497
	Hermraj Land & Development Public Co., Ltd.	6,804,400	190,395
	Home Product Center Public Co., Ltd.	417,900	59,560
	ICC International Public Co., Ltd.	204,600	212,010
*	International Broadcasting Corp. Public Co., Ltd. (Foreign)	975,170	637,533
*	International Engineering Public Co., Ltd. (Foreign)	20,000	544
*	ITV Public Co., Ltd.	2,333,700	860,491
*	Jasmine International Public Co., Ltd. (Foreign)	8,436,600	156,642
*	K.R. Precision Public Co., Ltd. (Foreign)	320,598	26,325
	Kang Yong Electric Public Co., Ltd. (Foreign)	7,200	11,768
	KCE Electronics Public Co., Ltd. (Foreign)	204,000	40,277
*	Keppel Thai Properties Public Co., Ltd.	8,360	861
	KGI Securities One Public Co., Ltd. (Foreign)	2,713,846	252,649
*	Krungthai Card Public Co., Ltd.	230,800	149,682
	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	32,200	41,260
	Loxley Public Co., Ltd. (Foreign)	2,256,520	200,632
	LPN Development Public Co., Ltd. (Foreign)	415,250	37,355
*	Major Cineplex Group Public Co., Ltd.	1,083,300	362,611
	MBK Development Public Co., Ltd.	278,800	382,767
*	Media of Medias Public Co., Ltd. (Foreign)	9,100	1,975
	MFC Asset Management Public Co., Ltd. (Foreign)	5,000	2,484

18

*	Millennium Steel Public Co., Ltd.	6,061,600	336,051
	MK Real Estate Development Public Co., Ltd. (Foreign)	472,260	31,369
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	17,000	116,475
*	Nakornthai Strip Mill Public Co., Ltd.	13,202,000	631,790
	Nation Multimedia Group Public Co., Ltd. (Foreign)	146,259	49,339
	National Finance and Securities Public Co., Ltd. (Foreign)	1,530,800	584,458
*	Natural Park Public Co., Ltd. (Foreign)	12,385,200	314,164
	Noble Development Public Co., Ltd.	260,100	38,090
*	Pacific Assets Public Co., Ltd. (Foreign)	141,000	17,109
*	Padaeng Industry Public Co., Ltd. (Foreign)	73,800	29,335
	Patum Rice Mill & Granary Public Co., Ltd. (Foreign)	5,500	4,692
	Phatra Insurance Public Co., Ltd.	10,000	39,226
*	Picnic Gas & Engineering Public Co., Ltd.	521,800	191,036
*	Prasit Development Public Co., Ltd. (Foreign)	29,700	1,165
	Quality Houses Public Co., Ltd. (Foreign)	8,362,600	255,864
	Regional Container Lines Public Co., Ltd.	869,900	796,195
*	Robinson Department Store Public Co., Ltd. (Foreign)	18,525	2,316
	Saha Pathana Inter-Holding Public Co., Ltd.	350,000	130,884
	Saha-Union Public Co., Ltd. (Foreign)	279,500	138,873
*	Samart Corporation Public Co., Ltd.	1,146,900	212,944
	Sammakorn Public Co., Ltd. (Foreign)	75,000	4,276
	Sansiri Public Co., Ltd.	780,566	79,200
	Seamico Securities Public Co., Ltd.	978,022	205,886
	Serm Suk Public Co., Ltd. (Foreign)	10,000	5,858
	Shinawatra Satellite Public Co., Ltd. (Foreign)	1,930,500	883,466
	Siam Food Products Public Co., Ltd. (Foreign)	9,000	17,475
	Siam Industrial Credit Public Co., Ltd.	352,862	65,054
	Siam Makro Public Co., Ltd. (Foreign)	486,600	661,695
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	1,616,500	443,861
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	60,992	49,843
	Srithai Superware Public Co., Ltd. (Foreign)	16,400	3,881
*	Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)	54	4,660
*	STP & I Public Co., Ltd.	138,700	7,980
*	Sun Tech Group Public Co., Ltd. (Foreign)	27,200	1,992
	Supalai (Forign)	346,000	24,792
	SVI Public Co., Ltd.	122,266	39,967
*	Tanayong Public Co., Ltd. (Foreign)	261,000	6,825
*	Telecomasia Corp. Public Co., Ltd. (Foreign)	2,633,800	778,293
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	1,493,100	831,669
	Thai Reinsurance Public Co., Ltd. (Foreign)	660,300	73,904
	Thai Rung Union Car Public Co., Ltd. (Foreign)	165,000	48,758
	Thai Stanley Electric (Thailand) Public Co., Ltd.	119,800	479,325
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	64,800	49,142
	Thai Vegetable Oil-Foreign	482,600	135,037
	Thai Wacoal Public Co., Ltd.	78,000	70,371
	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	361,000	31,720
*	Tipco Asphalt Public Co., Ltd. (Foreign)	95,200	59,002
	TIPCO Foods (Thailand) Public Co., Ltd.	147,620	19,881
	TISCO Finance Public Co., Ltd. (Foreign)	745,900	531,532
*	TT&T Public Co., Ltd. (Foreign)	6,559,000	866,186
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	126,728	6,363
*	Tycoons Worldwide Group Public Co., Ltd.	804,700	294,608
*	United Communication Industry Public Co., Ltd. (Foreign)	139,000	239,906
	United Palm Oil Industry Public Co., Ltd.	21,000	22,790

19

	Vanachai Group Co-Foreign	2,482,066	593,904
*	Vinythai Public Co., Ltd. (Foreign)	1,830,834	655,921
TOTAL COMMON STOCKS (Cost $21,312,073)			25,489,590

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Co., Ltd. (Foreign) Warrants 2006	217,330	0
*	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign) Warrants 11/28/07	28,832	3,619
TOTAL RIGHTS/WARRANTS (Cost $0)			3,619

INVESTMENT IN CURRENCY — (0.0%)
*	Thailand Baht		807
(Cost $775)
TOTAL — THAILAND (Cost $21,312,848)			25,494,016

TURKEY — (7.5%)
COMMON STOCKS — (7.5%)
*	Adana Cimento Sanayi Ticaret A.S.	504,829	373,802
*	Ak-Al Tekstil A.S.	2,779	15,812
*	Akcansa Cimento Sanayi ve Ticaret A.S.	274,876	1,210,483
*	Akenerji Elektrik Uretim A.S.	80,193	434,405
*	Aksa	38,821	475,050
*	Aksigorta A.S.	285,150	1,389,078
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	4,477	14,795
*	Aktas Elektrik Ticaret A.S.	370	43,258
*	Alarko Carrier Sanayii ve Ticaret A.S.	14,579	135,222
*	Alarko Holding A.S.	21,706	795,154
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	24,197	105,614
*	Alkim Alkali Kimya A.S.	27,197	94,119
*	Alternatifbank A.S.	97,063	104,401
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	21,960	23,449
*	Anadolu Anonim Turk Sigorta Sirketi	122,999	329,787
*	Anadolu Cam Sanayii A.S.	251,092	1,047,032
*	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	15,586	142,133
*	Ayen Enerji A.S.	107,646	234,925
*	Bagfas Bandirma Gubre Fabrikalari A.S.	3,450	82,687
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	214,122
	Bati Anabolu Cimento A.S.	110,525	296,341
*	Beko Elektronik A.S.	234,899	563,904
*	Bolu Cimento Sanayii A.S.	187,058	297,427
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	380,598
*	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	128,217	227,853
*	Boyner Buyuk Magazacilik A.S.	122,086	296,889
*	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	431,400
*	Bursa Cimento Fabrikasi A.S.	57,680	366,401
*	Celebi Hava Servisi A.S.	28,354	174,588
*	Cimsa Cimento Sanayi Ve Ticaret A.S.	228,659	1,060,422

20

*	Deva Holding A.S.	64,797	109,089
*	Dogan Gazetecilik A.S.	105,300	275,766
*	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,993	106,738
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	246,690	449,926
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	195,313
*	Ege Plstik Ticaret ve Sanayi A.S.	14,342	10,173
*	EGE Seramik Sanayi ve Ticaret A.S.	44,835	50,322
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	122,264
*	Finansbank	725,696	1,957,060
*	Global Yatirim Holding A.S.	46,576	53,002
*	Goldas Kuyumculuk Sanayi A.S.	88,799	80,978
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	112,781
*	Goodyear Lastikleri T.A.S.	14,659	195,377
*	GSD Holding A.S.	62,399	58,849
*	Gubre Fabrikalari Ticaret A.S.	8,436	19,594
*	Gunes Sigorta A.S.	68,999	97,879
*	Hektas Ticaret T.A.S.	25,477	23,233
*	Ihlas Holding A.S.	485,407	442,655
*	Isiklar Ambalaj A.S.	6,417	6,252
*	Izmir Demir Celik Sanayii A.S.	57,269	160,692
*	Karsu Tekstil Sanayii ve Ticaret A.S.	17,040	16,070
*	Karton Sanayi ve Ticaret A.S.	1,698	224,988
*	Kav Danismanlik Pazarlama ve Ticaret A.S.	4,654	11,608
*	Kerevitas Gida Sanayii ve Ticaret A.S.	2,532	10,262
*	Konya Cimento Sanayii A.S.	4,921	151,504
*	Kordsa Sabanci Dupont Endustriyel Iplik Kord Bezi Sanayi ve Ticaret	146,305	298,768
*	Kutahya Porselen Sanayii A.S.	2,617	56,603
*	Mardin Cimento Sinayii ve Ticaret	103,083	314,954
*	Marshall Boya ve Vernik Sanayii A.S.	4,372	84,850
*	Medyo Holding A.S.	15,849	85,236
*	Menderes Tekstil Sanayi ve Ticaret A.S.	104,549	64,375
*	Merko Gida Sanayi ve Ticaret A.S.	10,580	5,772
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	13,329	15,064
*	Mudurnu Tavukcukuk A.S.	1,740	610
*	Multu Aku ve Malzemeleri Sanayi A.S.	1,527	19,876
*	Nergis Holding A.S.	1,784	5,145
*	Net Holding A.S.	15,942	18,017
*	Net Turizm Ticaret ve Sanayi A.S.	16,830	22,956
*	Nortel Networks Netas Telekomuenikasyon A.S.	8,756	252,511
*	Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.	20,976	47,413
*	Otobus Karoseri Sanayi A.S.	44,321	231,450
*	Pinar Sut Mamulleri Sanayii A.S.	35,215	52,974
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	2,170
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	153,227
*	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	54,998	93,878
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	310,985	375,703
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	6,300	6,236
*	Tansas Perakende Magazacilik Ticaret A.S.	365,309	529,598
*	Tat Konserve Sanayii A.S.	63,787	145,174
*	Tekstil Bankasi A.S.	121,274	137,059
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	39,939	77,512
*	Trakya Cam Sanayii A.S.	154,764	569,358
*	Turk Demir Dokum Fabrikalari A.S.	60,749	276,993

21

*	Turk Dis Ticaret Bankasi A.S.	447,650	1,290,963
*	Turk Pirelli Kablo ve Sistemleri A.S.	39,702	90,358
*	Turk Sise ve Cam Fabrikalari A.S.	266,805	869,248
*	Ulker Gida Sanayi ve Ticaret A.S.	111,103	458,960
*	USAS Ucak Servisi A.S.	71,628	337,763
*	Uzel Makina Sanayii A.S.	156,941	322,934
*	Vakif Finansal Kiralama A.S.	5,450	9,345
*	Yunsa Yunlu Sanayi ve Ticaret A.S.	10,027	12,348
*	Zorlu Enerji Elektrik Uretim A.S.	100,448	407,116

TOTAL — TURKEY (Cost $10,760,538)			24,046,043

ISRAEL — (6.8%)
COMMON STOCKS — (6.8%)
*	Afcon Industries	159	2,166
*	Agis Industries (1983), Ltd.	5,417	157,819
*	Albad Massuot Yitzhak, Ltd.	9,175	130,377
	Alony Hetz Properties & Investments, Ltd.	64,966	182,539
*	Alvarion, Ltd.	34,241	351,794
	American Israeli Paper Mills, Ltd.	6,495	363,343
*	Analyst I.M.S.	9,114	86,102
*	AudioCodes, Ltd.	59,779	780,624
*	Azorim Investment Development & Construction Co., Ltd.	60,766	609,479
*	Baran Group, Ltd.	9,500	112,263
*	Beit Shemesh Engines Holdings (1997), Ltd.	3,351	10,573
	Blue Square Chain Stores Properties & Investments, Ltd.	25,934	286,636
	Blue Square Israel, Ltd.	75,322	784,445
*	C Mer Industries, Ltd.	10,065	139,848
*	Cham Foods (Israel), Ltd.	5,000	7,939
*	Compugen, Ltd.	11,938	54,439
*	Dan Vehicle & Transportation	14,070	73,234
*	Danya Cebus, Ltd.	24,719	138,738
	Delek Automotive Systems, Ltd.	130,219	906,914
	Delek Drilling	712,162	389,540
	Delta Galil Industries, Ltd.	31,940	334,484
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	73,021	223,671
*	Discount Mortgage Bank, Ltd.	1,320	147,444
*	Elbit Medical Imaging	30,565	484,732
	Electra Consumer	25,680	244,971
	Electra Israel, Ltd.	4,389	338,828
*	Electronics Line, Ltd.	3,169	15,663
*	Elron Electronic Industries, Ltd.	47,037	760,587
*	Feuchtwanger Investments 1984, Ltd.	4,200	2,424
*	First International Bank of Israel, Ltd.	447,475	713,466
	FMS Enterprises Migun, Ltd.	14,185	563,545
*	Formula Systems (1985), Ltd.	14,121	268,566
*	Formula Vision Technologies, Ltd.	1,604	1,648
	Frutarom Industries (1995), Ltd.	72,558	582,870
	Gachelet Invetment Co., Ltd.	653	40,606
*	Granite Hacarmel Investments, Ltd.	19,200	30,609
*	Ham-Let Ltd	12,751	85,633

22

*	Housing & Construction Holding Co., Ltd.	580,263	450,365
	Industrial Building Corp., Ltd.	348,141	426,076
*	Israel Land Development Co., Ltd.	32,626	133,149
	Israel Petrochemical Enterprises, Ltd.	38,312	307,149
*	Israel Salt Industries	38,139	174,357
	Ituran	8,467	288,213
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	6,178	40,695
	Knafaim-Arkia Holdings, Ltd.	15,738	225,522
*	Koor Industries, Ltd.	19,500	1,087,725
*	Leader Holding & Investments, Ltd.	32,148	51,672
	Lipman Electronic Engineering, Ltd.	28,513	827,415
*	Magal Security Systems, Ltd.	10,117	108,207
*	Magic Software Enterprises, Ltd.	35,590	116,639
*	Matav Cable Israel	46,990	382,565
*	Medcon, Ltd.	18,524	31,570
	Medtechnica, Ltd.	14,470	75,883
	Mehadrin, Ltd.	3,887	62,038
*	Metalink, Ltd.	26,556	124,584
*	Middle East Tube Co.	19,000	19,166
	Miloumor, Ltd.	12,658	50,142
	Mivtach Shamir Holdings, Ltd.	13,409	216,329
*	Naphtha Israel Petroleum Corp.	105,630	14,597
*	Nice Systems, Ltd.	19,936	671,267
	Nisko Industries (1992), Ltd.	6,691	53,134
*	OCIF Investments and Development, Ltd.	2,267	43,868
*	Orckit Communications, Ltd.	3,714	192,971
	Ormat Industries, Ltd.	164,733	771,688
	Packer Plada, Ltd.	844	50,558
	Property and Building Corp., Ltd.	7,784	683,386
*	RADVision, Ltd.	28,867	382,278
	Rapac Electronics, Ltd.	6,000	16,306
	Rapac Technologies (2000), Ltd.	6,000	17,135
*	Retalix, Ltd.	18,665	428,882
	Scitex Corp., Ltd.	54,332	374,268
*	Shrem Fudim Kelner & Co., Ltd.	15,466	53,465
*	Suny Electronic Inc., Ltd.	44,477	298,494
*	Super-Sol, Ltd. Series B	354,469	995,975
	Tadiran Communications, Ltd.	18,657	669,882
*	Team Computer & Systems, Ltd.	1,400	17,315
	Telsys, Ltd. Electronic Engineering	5,300	30,943
*	Tower Semiconductor, Ltd.	85,632	152,726
*	Union Bank of Israel, Ltd.	67,320	255,357
*	Urdan Industries, Ltd.	52,742	25,642
	Ytong Industries, Ltd.	52,585	42,097
TOTAL COMMON STOCKS (Cost $15,192,054)			21,850,254

RIGHTS/WARRANTS — (0.0%)
*	Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07	16,263	15,604
(Cost $0)
TOTAL — ISRAEL (Cost $15,192,054)			21,865,858

23

MEXICO — (6.5%)
COMMON STOCKS — (6.5%)
*	Consorcio Ara S.A.	616,000	2,286,188
*	Consorcio Hogar S.A. de C.V. Series B	325,000	120,033
	Controladora Comercial Mexicana S.A. de C.V. Series B	1,326,100	1,451,398
*	Corporacion Geo S.A. de C.V. Series B	1,330,000	3,348,632
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	703,769	2,025,513
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,623	278
	Corporativo Fragua S.A. de C.V. Series B	31	110
*	Desc S.A. de C.V. Series B	981,833	287,445
	Embotelladora Arca SA de CV , Mexico	980,000	2,154,021
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	16,701
*	Empresas ICA Sociedad Controladora S.A. de C.V.	6,256,350	2,609,372
	Empresas la Moderna S.A. de C.V. Series A	610,700	55,563
	Gruma S.A. de C.V. Series B	583,800	1,425,172
	Grupo Cementos de Chihuahua, S.A. de C.V.	511,000	1,104,755
	Grupo Continental S.A. de C.V.	191,400	346,555
	Grupo Corvi S.A. de C.V. Series L	100,000	23,421
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	9,441	3,419
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	23,928	8,643
*	Grupo Herdez S.A. de C.V.	107,000	51,567
	Grupo Industrial Maseca S.A. de C.V. Series B	510,000	298,619
	Grupo Industrial Saltillo S.A. de C.V.	137,600	258,997
*	Grupo Iusacell S.A. de C.V.	51,405	101,874
*	Grupo Nutrisa S.A. de C.V.	188	73
	Grupo Posadas S.A. de C.V. Series L	199,000	136,239
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,708
*	Grupo Tribasa S.A. de C.V.	67,110	0
*	Hylsamex S.A. de C.V. Series B	82,000	282,096
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	66,000	164,984
	Industrias Penoles S.A. de C.V.	162,000	882,156
*	Industrias S.A. de C.V. Series B	119,748	291,358
*	Jugos del Valle S.A. de C.V. Series B	37,900	58,381
*	Movilaccess S.A. de C.V. Series B	13,489	41,313
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,242
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	2,183
	TV Azteca S.A. de C.V. Series A	770,000	435,596
	Vitro S.A. de C.V.	811,000	810,189
TOTAL COMMON STOCKS (Cost $13,492,814)			21,085,794

INVESTMENT IN CURRENCY — (0.0%)
*	Mexican Peso		7,086
(Cost $8,636)
TOTAL — MEXICO (Cost $13,501,450)			21,092,880

24

INDONESIA — (4.9%)
COMMON STOCKS — (4.9%)
*	PT Artha Graya Investama Sentral Tbk	4,773,000	54,095
	PT Asahimas Flat Glass Co., Ltd.	1,271,000	336,116
	PT Astra Agro Lestari Tbk	6,656,000	2,227,168
	PT Astra Graphia Tbk	4,549,000	162,035
	PT Bank NISP Tbk	13,832,920	1,269,144
*	PT Batu Buana	77,715	1,111
	PT Berlian Laju Tanker Tbk	14,767,200	1,291,104
	PT Bhakti Investama Tbk	9,031,500	248,587
*	PT Branta Mulia Tbk	66,000	5,557
*	PT Budi Acid Jaya Tbk	1,449,000	18,768
*	PT Charoen Pokphand Indonesia Tbk	3,406,500	163,624
*	PT Citra Marga Nusaphala Persada	6,649,500	811,046
*	PT Clipan Finance Indonesia Tbk	3,133,000	152,178
	PT Dankos Laboratories Tbk	6,022,800	591,586
*	PT Davomas Adabi Tbk	20,960,000	384,608
*	PT Dharmala Intiland	277,400	7,486
	PT Dynaplast Tbk	1,038,000	184,867
	PT Enseval Putera Megatrading Tbk	6,380,000	482,055
*	PT Eterindo Wahanatama Tbk	397,000	11,998
*	PT Ever Shine Textile Tbk	4,029,640	32,622
*	PT GT Petrochem Industries Tbk	918,000	34,681
*	PT Hero Supermarket Tbk	33,000	10,686
*	PT Indal Aluminium Industry	47,000	1,065
	PT Indorama Synthetics Tbk	2,211,000	159,897
*	PT Jaya Real Property	393,500	84,948
	PT Kalbe Farma Tbk	25,907,600	2,209,186
*	PT Karwell Indonesia	138,000	6,107
*	PT Kawasan Industry Jababeka Tbk	43,401,000	609,005
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,889
	PT Komatsu Indonesia Tbk	860,000	385,234
	PT Lautan Luas Tbk	1,887,500	100,849
	PT Matahari Putra Prima Tbk Foreign	2,609,000	188,680
	PT Mayorah Indah	2,473,500	325,724
*	PT Metrodata Electronics Tbk	3,981,000	38,673
*	PT Modern Photo Tbk	40,000	2,591
*	PT Mulia Industrindo	542,000	20,769
*	PT Mustika Ratu Tbk	723,000	31,996
*	PT Pakuwon Jati Tbk	63,000	2,720
*	PT Panasia Indosyntec Tbk	79,000	4,264
*	PT Panin Insurance Tbk	7,979,000	366,029
*	PT Prasidha Aneka Niaga Tbk	84,000	816
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,498
*	PT Putra Sejahtera Pioneerindo	29,000	1,064
	PT Rig Tenders Indonesia Tbk	1,780,000	174,839
	PT Selamat Semp Tbk	1,920,000	65,281
*	PT Semen Cibinong Tbk	702,000	43,948
*	PT Sinar Mas Agro Resources and Technology Tbk	87,792	29,376
	PT Summarecon Agung Tbk	6,332,000	615,122
*	PT Sunson Textile Manufacturer Tbk	343,000	4,443
*	PT Suparma Tbk	2,400,000	50,515
*	PT Surabaya Agung Industri Pulp & Paper	64,500	453
*	PT Surya Dumai Industri Tbk	3,298,500	133,514
*	PT Suryamas Dutamakmur	125,000	1,417

25

	PT Tempo Scan Pacific	471,500	419,869
*	PT Texmaco Jaya Tbk	93,000	29,613
	PT Timah Tbk	1,701,000	380,978
	PT Trias Sentosa Tbk	9,198,400	193,609
	PT Trimegah Sec Tbk	9,961,000	182,781
	PT Tunas Ridean Tbk	1,987,000	173,724
*	PT Ultrajaya Milk Industry & Trading Co.	390,000	15,997
	PT Unggul Indah Corp. Tbk	48,239	12,952
	PT United Tractors	501,760	163,832
*	PT Wicaksana Overseas International	28,560	478

TOTAL — INDONESIA (Cost $8,065,050)			15,716,867

POLAND — (2.6%)
COMMON STOCKS — (2.6%)
*	Amica Wronki SA	18,410	177,230
*	Budimex SA	28,076	467,981
*	Cersanit-Krasnystaw SA	22,217	816,218
*	Computerland SA	14,630	637,017
	Debica SA	19,184	515,541
*	Echo Investment SA	19,155	501,078
*	Fabryki Mebli Forte SA	39,475	154,425
*	Farmacol SA	39,250	411,233
*	Huta Ferrum SA	309	1,035
*	Impexmetal SA	23,067	443,340
*	IVAX Corp.	24,547	396,633
	Kroscienskie Huty Szkla Krosno SA	2,000	82,321
	Lentex SA	13,464	105,799
*	Mostostal Export SA	42,087	19,614
	Mostostal Siedlce SA	17,520	162,106
*	Mostostal Warszawa SA	18,600	41,127
*	Mostostal Zabrze Holding SA	18,293	4,916
*	Netia Holdings SA	43,672	66,406
*	Ocean Company SA	8,530	348
*	Optimus Technologie	7,500	22,451
	Orbis SA	25,000	193,897
	Polifarb Cieszyn Wroclaw SA	98,435	241,090
	Polska Grupa Farmaceutyczna SA	22,323	448,024
*	Prosper SA	12,770	61,033
	Przedsiebiorstwo Farmaceutyczne JELFA SA	14,330	302,228
*	Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.	16,774	21,569
*	Raciborska Fabryka Kotlow SA	37,758	150,919
*	Softbank SA	44,730	461,040
*	Stalexport SA	11,514	8,069
*	Ster-Projekt SA	20,650	47,416
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	8,169	197,299
	Zaklady Metali Lekkich Kety SA	19,615	954,160
*	Zaklady Tluszcowe Kruszwica SA	24,216	262,834

TOTAL — POLAND (Cost $4,125,203)			8,376,397

26

PHILIPPINES — (2.3%)
COMMON STOCKS — (2.3%)
	Alaska Milk Corp.	1,404,000	100,157
	Bacnotan Consolidated Industries, Inc.	122,234	48,071
*	Belle Corp.	20,937,000	651,050
*	C & P Homes, Inc.	6,477,000	39,097
*	Digital Telecommunications (Philippines), Inc.	20,973,000	575,444
	EDSA Properties Holdings, Inc.	1,759,970	44,104
*	EEI Corp.	1,108,000	11,350
*	Fil-Estate Land, Inc.	3,170,700	45,238
*	Filinvest Development Corp.	4,664,500	127,981
*	Filinvest Land, Inc.	25,798,050	849,396
	Ginebra San Miguel, Inc.	1,065,200	740,399
*	Global Equities, Inc.	886,462	2,027
*	House of Investments, Inc.	732,000	24,101
*	International Container Terminal Services, Inc.	4,593,837	689,033
*	Ionics, Inc.	769,825	24,783
*	iVantage Corp.	593,400	8,141
	Keppel Philippines Marine, Inc.	610,000	6,025
*	Lepanto Consolidated Mining Co. Series B	1,925,000	15,845
*	Mabuhay Holdings Corp.	516,000	1,416
*	Macroasia Corp.	2,237,500	85,947
*	Manila Jockey Club, Inc.	130,622	10,752
*	Megaworld Properties & Holdings, Inc.	21,843,500	679,238
*	Metro Pacific Corp.	45,763,860	510,627
*	Philex Mining Corp. Series B	150,000	4,061
*	Philippine Bank of Communications	14,726	22,222
*	Philippine National Bank	929,975	544,342
*	Philippine National Construction Corp.	173,000	13,449
	Philippine Savings Bank	317,212	191,476
*	Pilipino Telephone Corp.	1,692,000	111,418
*	Prime Orion Philippines, Inc.	2,920,000	20,830
	Republic Glass Holding Corp.	507,500	15,781
*	RFM Corp.	2,378,934	40,468
	Robinson’s Land Corp. Series B	3,402,000	178,905
	Security Bank Corp.	320,842	184,864
	SM Development Corp.	4,971,000	172,762
	Soriano (A.) Corp.	3,430,211	124,233
	Union Bank of the Philippines	47,500	24,762
*	United Paragon Mining Corp.	322,500	1,947
*	Universal Rightfield Property Holdings, Inc.	1,062,000	544
	Universal Robina Corp.	3,158,100	577,666
*	Victorias Milling Co., Inc.	139,680	2,223
*	Vitarich Corp.	176,000	982

TOTAL — PHILIPPINES (Cost $6,061,276)			7,523,157

27

HUNGARY — (1.9%)
COMMON STOCKS — (1.9%)
*	Danubius Hotel & Spa RT	58,038	1,842,645
	Delmagyarorszagi Aramszolgaltato Demasz RT	15,581	1,355,680
*	Fotex First Hungarian-American Photo Service Co.	749,391	902,469
*	Globus Konzervipari RT	101,338	288,456
*	Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)	67,414	472,347
*	North American Business Industries RT	51,024	93,567
*	Pannonplast P.L.C.	39,441	276,350
*	Raba Hungarian Railway Carriage & Machine Works	143,528	589,249
*	Synergon Information Systems Ltd., Budapest	30,190	96,346
	Zwack Unicum Liqueur Industry & Trading Co., Ltd.	1,100	54,553

TOTAL — HUNGARY (Cost $4,841,731)			5,971,662

ARGENTINA — (1.2%)
COMMON STOCKS — (1.2%)
*	Acindar Industria Argentina de Aceros SA Series B	482,431	1,082,320
*	Alpargatas SA Industrial y Comercial	1,007	592
	Banco del Sud Sociedad Anonima Series B	89,000	119,111
*	Banco Suquia SA	76,789	12,288
*	Capex SA Series A	26,370	45,180
*	Celulosa Argentina SA Series B	6,375	7,048
*	Central Costanera SA Series B	50,000	70,795
*	Central Puerto SA Series B	61,000	37,861
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	314,463
	DYCASA SA (Dragados y Construcciones Argentina) Series B	23,052	26,082
*	Ferrum SA de Ceramica y Metalurgica Series B	25,200	29,530
	Fiplasto SA Comercial y Industrial	12,000	5,547
*	Garovaglio y Zorraquin SA	14,160	2,518
	Importadora y Exportadora de la Patagonia Series B	11,500	66,173
	Introductora de Buenos Aires SA Series A	9,832	5,403
*	IRSA Inversiones y Representaciones SA	379,635	606,254
*	Juan Minetti SA	131,531	156,472
	Ledesma S.A.A.I.	387,128	237,777
*	Metrogas SA Series B	90,000	39,568
*	Polledo SA Industrial y Constructora y Financiera	88,891	18,305
*	Quimica Estrella SA Series B	30,460	9,059
*	Renault Argentina SA	624,451	213,976
*	Sol Petroleo SA	50,662	8,025
	Solvay Indupa S.A.I.C.	440,500	569,596
TOTAL COMMON STOCKS (Cost $2,762,771)			3,683,943

INVESTMENT IN CURRENCY — (0.0%)
*	Argentine Peso		26,161
(Cost $25,724)
TOTAL — ARGENTINA (Cost $2,788,496)			3,710,104

28

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (1.4%)

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $4,647,000 FNMA Notes 2.95%, 11/14/07, valued at $4,676,044) to be repurchased at $4,606,303	$4,606	4,606,000
(Cost $4,606,000)

TOTAL INVESTMENTS - (100.0%) (Cost $230,880,637)††		$322,039,556

†	See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $230,881,182.

29

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Face Amount	Value †
	(000)
UNITED STATES — (73.3%)

COMMERCIAL PAPER — (40.2%)
Barton Capital Corp.
2.430%, 03/03/05	$7,600	$7,598,915
2.420%, 03/07/05	47,853	47,832,500
2.520%, 03/07/05	5,400	5,397,687
Beta Finance Corp.
2.420%, 03/14/05	19,200	19,182,180
Canadian Wheat Board
2.360%, 03/07/05	7,100	7,097,029
CBA (DE) Finance, Inc.
2.420%, 03/15/05	9,800	9,790,433
Ciesco L.P.
2.590%, 04/08/05	20,900	20,841,559
2.630%, 04/19/05	16,800	16,738,420
Compass Securitization LLC
2.520%, 03/04/05	58,000	57,987,576
DuPont (E.I.) de Nemours & Co., Inc.
2.380%, 03/02/05	4,500	4,499,686
2.520%, 03/29/05	57,000	56,885,926
Govco, Inc.
2.410%, 03/14/05	30,000	29,972,157
2.410%, 03/17/05	21,000	20,976,012
2.490%, 03/23/05	9,300	9,285,359
Kittyhawk Funding Corp.
2.400%, 03/10/05	4,300	4,297,226
2.530%, 03/15/05	25,700	25,674,213
2.600%, 03/28/05	30,000	29,941,095
Nestle Capital Corp.
2.520%, 04/01/05	24,700	24,645,038
2.600%, 04/19/05	36,900	36,766,702
Network Rail Finance P.L.C.
2.410%, 03/02/05	19,000	18,998,674
2.380%, 03/04/05	31,900	31,893,327
2.660%, 04/15/05	10,700	10,664,636
New Center Asset Trust
2.520%, 03/08/05	13,300	13,293,508
2.570%, 03/29/05	19,200	19,161,575
Novartis Finance Corp.
2.570%, 03/01/05	50,000	50,000,000
Paccar Financial Corp.
2.680%, 05/16/05	32,900	32,709,345

1

Rabobank USA Finance Corp.
2.590%, 03/01/05	5,000	5,000,000
Sheffield Receivables Corp.
2.530%, 03/15/05	4,000	3,995,986
Siemens Capital Corp.
2.410%, 03/03/05	9,800	9,798,633
2.520%, 03/30/05	18,200	18,162,173
Societe Generale North America
2.400%, 03/21/05	2,000	1,997,200
Total Capital SA
2.590%, 03/01/05	10,000	10,000,000
2.380%, 03/07/05	18,000	17,992,469
2.390%, 03/10/05	33,300	33,279,104
UBS Finance Delaware, Inc.
2.655%, 04/25/05	57,100	56,866,552
Windmill Funding Corp.
2.490%, 03/02/05	7,700	7,699,448
2.530%, 03/14/05	17,900	17,883,323
2.670%, 04/26/05	32,000	31,863,459
TOTAL COMMERCIAL PAPER (Cost $826,699,318)		826,669,125

AGENCY OBLIGATIONS — (18.7%)
Federal Farm Credit Bank
2.250%, 09/01/06	10,000	9,801,420
2.600%, 09/07/06	44,600	43,929,127
2.750%, 09/29/06	50,000	49,315,500
Federal Home Loan Bank
2.875%, 08/15/06	70,000	69,327,090
Federal Home Loan Mortgage Corporation
2.750%, 08/15/06	52,000	51,386,972
2.750%, 10/15/06	66,000	65,114,082
Federal National Mortgage Association
4.375%, 10/15/06	70,700	71,480,528
2.625%, 11/15/06	25,000	24,572,775
TOTAL AGENCY OBLIGATIONS (Cost $388,264,382)		384,927,494

BONDS — (14.4%)
Bayerische Landesbank
2.500%, 04/28/06	40,700	40,178,552
2.600%, 10/16/06	10,000	9,828,260
Citigroup Global Markets
5.875%, 03/15/06	8,000	8,183,184
Citigroup, Inc.
5.750%, 05/10/06	38,050	38,972,066
5.500%, 08/09/06	12,400	12,698,232
General Electric Capital Corp.
2.970%, 07/26/06	52,000	51,523,472
KFW International Finance, Inc.
5.250%, 06/28/06	53,000	54,124,925
Toyota Motor Credit Corp.
2.900%, 07/14/06	53,000	52,366,438

2

Wal-Mart Stores, Inc.
5.450%, 08/01/06	10,000	10,242,330
Wells Fargo & Co.
6.125%, 02/15/06	9,000	9,197,118
5.900%, 05/21/06	8,600	8,831,495
TOTAL BONDS (Cost $299,418,006)		296,146,072

TOTAL — UNITED STATES (Cost $1,514,381,706)		1,507,742,691

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.3%)
BONDS — (8.3%)
Asian Development Bank
4.875%, 02/05/07	50,000	51,051,950
European Investment Bank
3.000%, 08/15/06	52,600	52,151,480
Inter-American Development Bank
6.125%, 03/08/06	13,600	13,965,704
International Finance Corp.
5.250%, 05/02/06	18,400	18,675,154
World Bank (International Bank for Reconstruction & Development) Corporate Bonds
5.000%, 03/28/06	34,600	35,169,135
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS (Cost $172,878,398)		171,013,423

CANADA — (7.0%)
BONDS — (7.0%)
British Columbia, Province of
4.625%, 10/03/06	48,040	48,789,904
Manitoba, Province of
4.250%, 11/20/06	51,000	51,497,301
Ontario, Province of
6.000%, 02/21/06	13,000	13,295,347
2.650%, 12/15/06	31,000	30,397,794
TOTAL — CANADA (Cost $145,099,938)		143,980,346

NORWAY — (2.5%)
BONDS — (2.5%)
Eksportfinans ASA
5.750%, 06/06/06	50,000	51,256,250
(Cost $51,851,362)

3

SPAIN — (2.5%)
BONDS — (2.5%)
Institut de Credito Oficial
4.625%, 11/29/06	50,500	51,238,664
(Cost $51,626,360)

GERMANY — (2.4%)
BONDS — (2.4%)
Landwirtschaft Rentenbank
4.500%, 10/23/06	50,100	50,686,621
(Cost $51,392,495)

SWEDEN — (2.4%)
BONDS — (2.4%)
Swedish Export Credit Corp.
2.875%, 01/26/07	50,000	49,092,750
(Cost $49,475,358)

FINLAND — (1.1%)
BONDS — (1.1%)
Republic of Finland
5.875%, 02/27/06	22,100	22,631,748
(Cost $22,981,928)

TEMPORARY CASH INVESTMENTS — (0.5%)

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $10,350,000 FHLMC Notes 4.00%, 09/22/09, valued at $10,440,563) to be repurchased at $10,286,677	10,286	10,286,000
(Cost $10,286,000)

TOTAL INVESTMENTS - (100.0%) (Cost $2,069,973,540)††		$2,057,928,493

†	See Security Valuation Note.
††	The cost for federal income tax purposes is $2,070,074,344.

4

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

	Face Amount	Value †
	(000)
UNITED STATES — (41.3%)
AGENCY OBLIGATIONS — (28.5%)
Federal Farm Credit Bank
2.750%, 09/29/06	$141,060	$139,128,889
Federal Home Loan Bank
2.875%, 08/15/06	45,300	44,864,531
2.625%, 10/16/06	66,000	64,949,412
Federal Home Loan Mortgage Corporation
2.750%, 08/15/06	31,500	31,128,647
2.750%, 10/15/06	105,000	103,590,585
Federal National Mortgage Association
4.375%, 10/15/06	121,000	122,335,840
TOTAL AGENCY OBLIGATIONS
(Cost $512,820,190)		505,997,904

BONDS — (12.8%)
Bank of America Corp.
5.250%, 02/01/07	47,700	48,883,532
Citigroup, Inc.
5.750%, 05/10/06	14,700	15,056,225
6.250%, 05/15/06	28,079	28,922,858
5.500%, 08/09/06	6,600	6,758,737
General Electric Capital Corp.
2.970%, 07/26/06	45,200	44,785,787
Toyota Motor Credit Corp.
3.000%, 06/09/06	40,000	39,652,880
2.900%, 07/14/06	5,200	5,137,839
US Bank NA
2.850%, 11/15/06	7,000	6,888,000
Wal-Mart Stores, Inc.
5.450%, 08/01/06	8,383	8,586,145
Wells Fargo & Co.
6.125%, 02/15/06	5,500	5,620,461
5.900%, 05/21/06	17,035	17,493,548
TOTAL BONDS
(Cost $229,728,591)		227,786,012

TOTAL — UNITED STATES
(Cost $742,548,781)		733,783,916

1

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.6%)
BONDS — (13.6%)
Asian Development Bank
2.375%, 03/15/06	19,000	18,823,530
4.875%, 02/05/07	32,500	33,183,767
European Bank For Reconstruction & Development
5.375%, 06/15/06	49,700	50,730,082
European Investment Bank
3.000%, 08/15/06	34,000	33,710,082
4.875%, 09/06/06	16,500	16,801,010
Inter-American Development Bank
6.125%, 03/08/06	41,800	42,924,002
World Bank (International Bank for Reconstruction & Development) Corporate Bonds
5.000%, 03/28/06	7,000	7,115,143
4.375%, 09/28/06	37,500	37,969,688
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS
(Cost $243,661,158)		241,257,304

CANADA — (12.5%)
BONDS — (12.5%)
British Columbia, Province of
4.625%, 10/03/06	48,500	49,257,085
Canada Housing Trust @
5.527%, 06/15/06	31,500	26,407,492
Canadian Government Bonds
6.750%, 08/28/06	46,700	48,803,181
Manitoba, Province of
4.250%, 11/20/06	47,000	47,458,297
Ontario, Province of @
3.500%, 09/08/06	60,300	49,299,936
TOTAL — CANADA
(Cost $220,050,685)		221,225,991

GERMANY — (10.7%)
BONDS — (10.7%)
Bayerische Landesbank
2.500%, 04/28/06	42,400	41,856,771
KFW International Finance, Inc.
5.250%, 06/28/06	45,000	45,955,125
Landeskreditbank Baden-Wuerttemberg-Foerderbank
4.875%, 01/30/07	50,000	50,930,000
Landwirtschaft Rentenbank
4.500%, 10/23/06	49,737	50,319,371

TOTAL — GERMANY
(Cost $190,900,943)		189,061,267

2

NETHERLANDS — (4.6%)
BONDS — (4.6%)
Bank Nederlandse Gemeenten
5.250%, 04/10/06	7,400	7,535,420
Bank Nederlandse Gemeenten Medium Term Notes
4.500%, 12/14/06	43,000	43,533,200
Rabobank
5.750%, 05/25/06	30,000	30,759,000
TOTAL — NETHERLANDS
(Cost $82,413,853)		81,827,620

SPAIN — (2.8%)
BONDS — (2.8%)
Institut de Credito Oficial
4.625%, 11/29/06	50,000	50,731,350
(Cost $51,100,807)

SWEDEN — (2.8%)
BONDS — (2.8%)
Swedish Export Credit Corp.
4.625%, 11/06/06	15,000	15,204,000
2.875%, 01/26/07	35,000	34,364,926
TOTAL — SWEDEN
(Cost $49,984,599)		49,568,926

NORWAY — (2.6%)
BONDS — (2.6%)
Eksportfinans ASA
5.750%, 06/06/06	45,700	46,848,212
(Cost $47,370,698)

DENMARK — (2.5%)
BONDS — (2.5%)
Denmark (Kingdom of) Medium Term Notes
5.125%, 12/28/06	43,000	44,043,610
(Cost $44,296,469)

3

UNITED KINGDOM — (2.3%)
BONDS — (2.3%)
BP Capital Markets P.L.C.
2.350%, 06/15/06	14,000	13,761,160
Landesbank Baden-Wuerttemberg Capital Markets P.L.C.
5.500%, 02/23/06	26,000	26,475,804
TOTAL — UNITED KINGDOM
(Cost $40,618,484)		40,236,964

FINLAND — (1.1%)
BONDS — (1.1%)
Republic of Finland
5.875%, 02/27/06	19,500	19,969,189
(Cost $20,278,507)

FRANCE — (0.9%)
BONDS — (0.9%)
Dexia Municipal Agency Medium Term Notes
5.125%, 09/11/06	15,000	15,307,950
(Cost $15,503,566)

AUSTRIA — (0.6%)
BONDS — (0.6%)
Bank Austria AG Medium Term Notes
5.750%, 06/08/06	10,000	10,251,000
(Cost $10,369,168)

TEMPORARY CASH INVESTMENTS — (1.7%)

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $30,259,000 FNMA Notes 2.95%, 11/14/07, valued at $30,448,119) to be repurchased at $29,999,975	29,998	29,998,000
(Cost $29,998,000)

TOTAL INVESTMENTS - (100.0%)
(Cost $1,789,095,718)††		$1,774,111,299

†	See Security Valuation Note.
@	Denominated in local currency or the Euro.
††	The cost for federal income tax purposes is $1,789,095,718.

4

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †
COMMON STOCKS — (98.1%)
	1st Source Corp.	11,800	$270,456
	21st Century Insurance Group	43,800	619,332
*	3Com Corp.	178,500	639,030
*	4Kids Entertainment, Inc.	1,500	29,310
	A.G. Edwards, Inc.	48,600	2,095,146
*	AAR Corp.	9,900	110,385
*	ABX Air, Inc.	19,300	155,365
*	Accelrys, Inc.	15,800	84,372
*	ACE Cash Express, Inc.	400	10,120
*	Acme Communications, Inc.	1,000	6,000
*	ACT Manufacturing, Inc.	100	1
*	Actel Corp.	7,300	124,538
	Action Performance Companies, Inc.	8,600	124,872
*	ActivCard Corp.	9,700	62,468
*	Active Power, Inc.	10,200	38,352
*	Activision, Inc.	20,650	451,409
*	Adaptec, Inc.	14,500	78,880
*	ADC Telecommunications, Inc.	172,400	396,520
*	ADE Corp.	2,600	51,948
*	Adept Technology, Inc.	140	910
*	Administaff, Inc.	30,800	412,720
*	Advanced Digital Information Corp.	23,300	193,623
*	Advanced Energy Industries, Inc.	1,700	15,827
*	Advanced Marketing Services, Inc.	8,300	61,586
*	Advanced Micro Devices, Inc.	103,800	1,811,310
*	Advanced Power Technology, Inc.	1,200	9,300
	Advanta Corp. Class A	14,400	317,232
	Advanta Corp. Class B Non-Voting	15,000	363,300
*	Advent Software, Inc.	10,600	187,196
*	Aehr Test Systems	500	1,500
*	AEP Industries, Inc.	4,800	97,920
*	Aeroflex, Inc.	11,600	117,856
*	Aether Systems, Inc.	2,300	7,866
	Aetna, Inc.	91,900	13,419,238
*	Aetrium, Inc.	100	320
*	Aftermarket Technology Corp.	3,100	44,981
*	AGCO Corp.	47,700	928,719
*	Agile Software Corp.	4,900	33,614
	Agilysys, Inc.	22,700	428,122
*	Air Methods Corp.	1,900	14,345
	Airgas, Inc.	78,300	1,965,330
	Alamo Group, Inc.	3,100	76,570
*	Alaska Air Group, Inc.	16,700	473,612
	Albany International Corp. Class A	17,000	548,250
*	Albany Molecular Research, Inc.	5,800	56,840

1

	Albemarle Corp.	22,300	847,400
	Albertson’s, Inc.	294,200	6,587,138
	Alcoa, Inc.	2,552	81,970
*	Alderwoods Group, Inc.	2,900	35,525
*	Aleris International, Inc.	6,263	125,698
	Alexander & Baldwin, Inc.	32,700	1,484,580
*	Alexion Pharmaceuticals, Inc.	2,500	58,375
	Alfa Corp.	31,257	451,039
*	Align Technology, Inc.	1,000	7,570
*	All American Semiconductor, Inc.	1,300	7,475
*	Allegheny Corp.	2,265	620,610
	Allegheny Technologies, Inc.	4,200	103,362
*	Alliance Semiconductor Corp.	5,800	15,602
*	Allied Defense Group, Inc.	200	4,600
*	Allied Healthcare International, Inc.	1,200	7,848
*	Allied Healthcare Products, Inc.	400	2,480
*	Allied Holdings, Inc.	1,100	4,895
*	Allied Waste Industries, Inc.	118,000	969,960
*	Allmerica Financial Corp.	18,000	644,400
*	Alloy, Inc.	1,200	7,296
*	Allscripts Healthcare Solutions, Inc.	22,400	300,160
	Allstate Corp.	587,300	31,526,264
	Alltel Corp.	500	28,600
	Alpharma, Inc. Class A	33,100	434,272
	AMBAC Financial Group, Inc.	87,600	6,813,528
	Ambassadors Group, Inc.	600	19,998
	Ambassadors International, Inc.	3,900	57,564
	Amerada Hess Corp.	91,800	9,216,720
*	America Services Group, Inc.	600	15,024
* #	America West Holdings Corp. Class B	1,000	4,900
	American Axle & Manufacturing Holdings, Inc.	50,300	1,328,926
	American Capital Strategies, Ltd.	38,723	1,343,688
*	American Dental Partners, Inc.	1,800	45,036
	American Financial Group, Inc.	73,500	2,241,015
	American Greetings Corp. Class A	32,500	800,475
*	American Independence Corp.	1,266	17,927
#	American Italian Pasta Co.	10,800	291,600
	American National Insurance Co.	24,200	2,641,188
*	American Pacific Corp.	500	4,445
*	American Physicians Capital, Inc.	4,000	145,960
	American Power Conversion Corp.	3,000	66,060
*	American Retirement Corp.	9,800	126,420
	American Shared Hospital Services	600	3,552
	American Software, Inc. Class A	4,300	25,757
*	American Superconductor Corp.	3,800	40,584
*	American Technical Ceramics Corp.	500	4,650
*	American Tower Corp.	78,900	1,446,237
*	American West Bancorporation	666	13,153
*	AmeriCredit Corp.	33,300	784,548
*	AmeriServe Financial, Inc.	800	4,400
	AmerisourceBergen Corp.	136,372	8,168,683
	Ameron International Corp.	5,200	182,624
	AmerUs Group Co.	31,300	1,506,469
*	AMN Healthcare Services, Inc.	7,300	98,769
* #	AMR Corp.	7,500	63,675

2

	Amrep Corp.	500	11,395
	AmSouth Bancorporation	2,500	62,450
	Anadarko Petroleum Corp.	234,434	18,018,597
*	Anadigics, Inc.	2,700	6,399
*	Analex Corp.	200	710
	Analogic Corp.	8,633	370,701
*	Analysts International Corp.	200	782
*	Anaren, Inc.	8,600	109,822
*	Andrew Corp.	66,773	807,953
	Anixter International, Inc.	400	15,016
*	AnnTaylor Stores Corp.	39,375	872,550
*	AnswerThink, Inc.	15,200	65,056
	AON Corp.	228,100	5,590,731
*	APA Enterprises, Inc.	5,200	9,308
	Apache Corp.	247,846	15,584,556
	Apogee Enterprises, Inc.	9,600	134,304
*	Apple Computer, Inc.	310,000	13,906,600
*	Applica, Inc.	4,600	23,782
*	Applied Films Corp.	2,100	47,145
	Applied Industrial Technologies, Inc.	19,150	542,328
*	Applied Innovation, Inc.	900	3,294
*	Applied Micro Circuits Corp.	92,800	320,160
	Applied Signal Technologies, Inc.	2,400	55,992
*	Apropos Technology, Inc.	7,000	20,580
	Aptargroup, Inc.	6,500	335,530
*	aQuantive, Inc.	10,000	105,700
*	Arch Capital Group, Ltd.	3,900	161,772
	Arch Chemicals, Inc.	12,800	365,824
	Arch Coal, Inc.	18,995	846,987
	Archer-Daniels-Midland Co.	553,165	13,331,276
*	Arena Pharmaceuticals, Inc.	1,700	9,095
*	Argonaut Group, Inc.	6,250	146,812
*	Ariba, Inc.	7,050	64,225
	Arkansas Best Corp.	11,000	475,420
*	Armor Holdings, Inc.	10,700	427,144
*	Arqule, Inc.	3,100	15,500
*	Arris Group, Inc.	59,400	377,190
*	Arrow Electronics, Inc.	43,600	1,172,840
*	Artesyn Technologies, Inc.	30,500	315,980
	ArvinMeritor, Inc.	200	3,372
*	Ascential Software Corp.	40,525	628,543
	Ashland, Inc.	67,600	4,413,604
*	Ashworth, Inc.	4,000	44,120
*	Aspect Communications Corp.	8,400	91,560
*	Aspect Medical Systems, Inc.	1,600	34,528
*	Aspen Technology, Inc.	5,900	31,270
	Associated Banc-Corp	1,004	32,188
*	Astec Industries, Inc.	10,800	200,340
	Astoria Financial Corp.	5,400	202,932
	Astro-Med, Inc.	200	1,960
* #	AstroPower, Inc.	4,200	65
	AT&T Corp.	497,400	9,664,482
*	Atmel Corp.	31,300	98,595
*	ATP Oil & Gas Corp.	6,900	166,497
	Atrion Corp.	200	10,200

3

*	ATS Medical, Inc.	200	762
*	Audiovox Corp. Class A	23,900	356,349
*	August Technology Corp.	6,800	83,164
*	autobytel.com, Inc.	7,300	40,296
*	AutoNation, Inc.	324,600	6,339,438
* #	Avatar Holdings, Inc.	1,700	86,479
*	Aviall, Inc.	5,600	156,800
* #	Avici Systems, Inc.	200	1,080
*	Avid Technology, Inc.	4,600	307,740
*	Avigen, Inc.	900	2,574
*	Avnet, Inc.	44,100	855,540
*	Avocent Corp.	20,400	698,904
	AVX Corp.	176,800	2,169,336
*	Aware, Inc.	21,800	133,852
*	Axcelis Technologies, Inc.	51,400	442,040
*	Axsys Technologies, Inc.	450	8,910
*	Aztar Corp.	30,900	918,039
*	AZZ, Inc.	3,600	58,320
	Baldwin & Lyons, Inc. Class B	1,500	38,145
*	Bancinsurance Corp.	1,800	13,158
	Bandag, Inc.	4,500	198,945
	Bandag, Inc. Class A	2,600	104,754
	Bank of America Corp.	28,000	1,306,200
	Bank of Hawaii Corp.	60,600	2,758,512
	Banknorth Group, Inc.	3,000	108,270
*	BankUnited Financial Corp. Class A	16,500	466,950
	Banner Corp.	7,166	211,755
	Banta Corp.	13,000	571,480
*	Barnes & Noble, Inc.	29,600	1,011,136
	Barnes Group, Inc.	6,100	162,748
	Bassett Furniture Industries, Inc.	4,379	83,420
	Bay View Capital Corp.	2,190	35,697
*	BayCorp Holdings, Ltd.	34	444
	BB&T Corp.	437	17,109
	Bear Stearns Companies, Inc.	89,022	8,857,689
*	BearingPoint, Inc.	55,400	435,444
#	Beazer Homes USA, Inc.	10,801	1,856,908
	Belden CDT, Inc.	18,550	445,571
*	Bell Industries, Inc.	2,700	8,073
*	Bell Microproducts, Inc.	9,600	85,728
	Belo Corp. Class A	109,700	2,588,920
*	Benchmark Electronics, Inc.	12,600	409,752
	Berkley (W.R.) Corp.	23,625	1,213,380
*	Beverly Enterprises, Inc.	26,700	320,400
	Beverly Hills Bancorp, Inc.	1,400	13,510
*	Big Lots, Inc.	73,900	862,413
*	Bio-Logic Systems Corp.	450	2,781
*	BioMarin Pharmaceutical, Inc.	15,200	81,624
*	Bio-Rad Laboratories, Inc. Class A	4,000	195,640
*	Biosource International, Inc.	2,600	15,600
*	BJ’s Wholesale Club, Inc.	500	15,285
	Black Box Corp.	18,500	720,575
	Blair Corp.	5,600	183,680
	Blockbuster, Inc. Class A	34,800	308,676
*	Blonder Tongue Laboratories, Inc.	500	1,825

4

*	Blue Martini Software, Inc.	2,800	6,888
*	Bluegreen Corp.	7,800	192,504
	Bob Evans Farms, Inc.	20,800	471,120
	Bogen Communications International, Inc.	700	3,080
*	Bombay Co., Inc.	9,900	56,430
	Bon-Ton Stores, Inc.	7,849	135,081
	Books-A-Million, Inc.	5,000	44,550
	Borders Group, Inc.	73,400	1,888,582
	BorgWarner, Inc.	46,200	2,437,050
*	Borland Software Corp.	9,700	80,995
*	Boston Communications Group, Inc.	5,300	39,962
*	Bottomline Technologies, Inc.	1,000	13,050
	Bowater, Inc.	42,200	1,638,626
	Bowne & Co., Inc.	29,300	462,940
	Boyd Gaming Corp.	42,300	2,073,123
*	Boyds Collection, Ltd.	8,600	19,608
*	Brigham Exploration Co.	1,100	10,395
*	Brightpoint, Inc.	2,250	40,545
* #	Brillian Corp.	1,375	4,042
*	Broadcom Corp.	42,400	1,367,400
	Brookline Bancorp, Inc.	34,350	521,433
*	Brookstone, Inc.	3,175	46,418
*	Brooktrout, Inc.	3,300	42,603
	Brown Shoe Company, Inc.	12,400	414,160
*	Bruker BioSciences Corp.	21,600	80,568
	Brunswick Corp.	51,400	2,397,296
*	Brush Engineered Materials, Inc.	2,700	54,999
*	BTU International, Inc.	500	1,530
*	Buca, Inc.	700	4,837
*	Buckeye Technologies, Inc.	12,000	143,640
	Building Materials Holding Corp.	8,900	410,646
	Burlington Coat Factory Warehouse Corp.	51,900	1,455,276
	Burlington Northern Santa Fe Corp.	311,900	15,679,213
	Burlington Resources, Inc.	321,400	15,951,082
	C&D Technologies, Inc.	17,600	242,528
*	C-COR, Inc.	1,400	10,612
	Cabot Corp.	27,400	953,520
	Cabot Oil & Gas Corp.	17,100	957,429
*	Cache, Inc.	1,050	16,443
*	Caesars Entertainment, Inc.	247,700	4,968,862
*	CalAmp Corp.	1,700	12,308
	Calgon Carbon Corp.	32,900	287,217
*	California Coastal Communities, Inc.	700	18,011
*	Caliper Life Sciences, Inc.	14,800	107,152
	Callaway Golf Co.	47,900	642,818
*	Callon Petroleum Co.	10,900	174,073
#	Cal-Maine Foods, Inc.	16	156
	Cambrex Corp.	16,700	378,923
*	Candela Corp.	5,400	52,110
*	Capital Pacific Holdings, Inc.	5,700	25,222
*	Capital Senior Living Corp.	9,600	52,416
*	Captaris, Inc.	10,800	52,488
*	Caraustar Industries, Inc.	24,000	342,960
*	Cardiac Sciences, Inc.	2,100	3,843
*	CarMax, Inc.	18,629	614,757

5

	Carpenter Technology Corp.	15,200	1,027,824
*	Carreker Corp.	2,200	15,488
*	Carriage Services, Inc.	1,700	8,500
*	Carrier Access Corp.	100	696
*	Carrizo Oil & Gas, Inc.	1,700	25,483
	Cascade Corp.	3,500	125,650
*	Casella Waste Systems, Inc. Class A	6,400	95,680
	Casey’s General Stores, Inc.	29,500	532,180
	Cash America International, Inc.	19,100	554,091
*	Castle (A.M.) & Co.	100	1,564
	Castle Energy Corp.	2,300	27,347
* #	Casual Male Retail Group, Inc.	20,000	115,800
*	Catalytica Energy Systems, Inc.	1,000	2,450
	Cato Corp. Class A	400	11,896
*	Cavalier Homes, Inc.	5,800	31,204
*	Cavco Industries, Inc.	6,050	162,321
	CBRL Group, Inc.	60,100	2,572,881
	CDI Corp.	9,800	203,938
*	Celadon Group, Inc.	2,000	43,480
*	Celestica, Inc.	562	7,227
* #	Cell Genesys, Inc.	3,700	22,274
*	CellStar Corp.	5,000	14,700
	Cendant Corp.	873,179	19,314,719
	Centex Corp.	121,000	7,694,390
*	Centillium Communications, Inc.	6,200	12,710
*	Central Garden & Pet Co.	7,100	323,902
	Central Parking Corp.	25,300	350,658
*	Century Aluminum Co.	24,600	799,746
*	Century Business Services, Inc.	42,800	179,332
	CenturyTel, Inc.	3,100	104,284
*	Cenveo, Inc.	12,000	44,760
*	Ceradyne, Inc.	2,250	67,725
*	Ceres Group, Inc.	1,900	10,184
	CFS Bancorp, Inc.	3,023	42,927
*	Champion Enterprises, Inc.	8,800	91,080
*	Channell Commercial Corp.	700	5,446
*	Charles and Colvard, Ltd.	1,000	9,300
*	Charlotte Russe Holding, Inc.	200	2,386
*	Charming Shoppes, Inc.	47,400	365,454
* #	Chart Industries, Inc.	3	147
*	Checkers Drive-In Restaurants, Inc.	3,100	44,330
*	CheckFree Corp.	18,800	724,552
*	Checkpoint Systems, Inc.	24,200	403,898
	Chemed Corp.	1,200	85,680
	Chemical Financial Corp.	2,205	73,206
	Chesapeake Corp.	12,500	268,125
	Chesapeake Energy Corp.	216,700	4,700,223
	Chiquita Brands International, Inc.	9,700	221,354
*	Chromcraft Revington, Inc.	700	9,135
	Chubb Corp.	161,100	12,744,621
*	Ciber, Inc.	32,200	241,178
*	CIENA Corp.	29,000	57,420
	CIGNA Corp.	69,000	6,265,200
*	Cimarex Energy Co.	6,111	248,534
	Cincinnati Financial Corp.	143,745	6,429,714

6

*	Ciphergen Biosystems, Inc.	6,501	20,153
*	Ciprico, Inc.	400	1,584
	CIRCOR International, Inc.	10,550	263,750
	Circuit City Stores, Inc.	170,200	2,660,226
	Citigroup, Inc.	45,069	2,150,693
	Citizens Communications Co.	133,500	1,780,890
	Citizens South Banking Corp.	1,842	24,812
* #	Citizens, Inc.	400	2,240
	City Holding Co.	6,500	202,345
	Clark, Inc.	6,300	110,061
*	Clarus Corp.	8,800	76,120
*	Clayton Williams Energy, Inc.	6,000	189,600
*	Clean Harbors, Inc.	3,200	56,992
	Clear Channel Communications, Inc.	516,200	17,179,136
	Cleveland-Cliffs, Inc.	8,600	691,010
*	CMS Energy Corp.	25,775	312,908
*	CNA Financial Corp.	99,000	2,848,230
*	CNA Surety Corp.	14,300	197,340
*	CNET Networks, Inc.	40,100	362,905
	Coachmen Industries, Inc.	9,000	134,910
*	Cobra Electronics Corp.	1,200	8,784
*	Coca-Cola Enterprises, Inc.	379,800	8,108,730
*	Coherent, Inc.	13,100	397,585
	Cohu, Inc.	2,981	54,344
*	Coldwater Creek, Inc.	1,350	37,408
*	Collins & Aikman Corp.	20,300	40,397
	Columbia Banking System, Inc.	7,623	181,427
*	Comarco, Inc.	8,700	73,950
*	Comcast Corp. Class A	534,210	17,388,535
*	Comcast Corp. Special Class A Non-Voting	322,500	10,274,850
	Comerica, Inc.	72,600	4,144,008
*	Comfort Systems USA, Inc.	12,700	98,044
	Commerce Bancshares, Inc.	1,701	80,304
	Commerce Group, Inc.	19,100	1,302,429
	Commercial Capital Bancorp, Inc.	6,669	144,050
	Commercial Federal Corp.	34,300	937,419
	Commercial Metals Co.	37,200	1,294,560
*	CommScope, Inc.	21,500	325,510
	Community Bank System, Inc.	15,200	356,592
*	Community Health Systems, Inc.	700	22,659
	Community West Bancshares	400	4,740
	Compass Bancshares, Inc.	2,700	122,607
*	Compex Technologies, Inc.	2,000	9,500
*	CompuCredit Corp.	36,500	1,092,080
*	Compudyne Corp.	1,000	4,830
	Computer Associates International, Inc.	176,412	4,779,001
*	Computer Horizons Corp.	9,600	35,904
*	Computer Network Technology Corp.	3,000	14,700
*	Computer Sciences Corp.	38,200	1,765,986
*	Computer Task Group, Inc.	5,600	20,104
*	Compuware Corp.	151,500	1,024,140
*	Comstock Resources, Inc.	13,700	376,750
*	Comtech Telecommunications Corp.	2,700	97,092
*	Comverse Technology, Inc.	237,100	5,503,091
*	Concord Camera Corp.	9,200	16,744

7

*	Conexant Systems, Inc.	37,010	66,618
*	Conmed Corp.	14,650	433,786
	ConocoPhillips	563,594	62,496,939
*	Consolidated Graphics, Inc.	5,700	296,685
*	Constellation Brands, Inc.	19,300	1,033,129
* #	Continental Airlines, Inc.	18,200	194,922
*	Continental Materials Corp.	100	2,859
* #	Convera Corp.	8,800	51,656
*	Convergys Corp.	49,100	736,009
	Cooper Companies, Inc.	737	60,692
	Cooper Tire & Rubber Co.	49,800	963,630
* #	Copper Mountain Networks, Inc.	700	945
	Corn Products International, Inc.	64,400	1,801,268
*	Cornell Companies, Inc.	2,400	34,224
*	Corning, Inc.	470,500	5,396,635
*	Correctional Services Corp.	1,500	4,065
*	Corrections Corporation of America	11,900	447,916
	Corus Bankshares, Inc.	13,400	662,630
*	Cosine Communications, Inc.	800	1,880
	Countrywide Financial Corp.	434,698	15,105,755
*	Covansys Corp.	21,000	247,800
*	Covenant Transport, Inc. Class A	15,100	311,513
*	Cox Radio, Inc.	9,000	144,540
*	Credence Systems Corp.	10,900	95,593
*	Credit Acceptance Corp.	35,400	808,890
* #	Cree, Inc.	29,900	703,248
*	Cross (A.T.) Co. Class A	1,100	5,885
*	Cross Country Healthcare, Inc.	7,200	110,088
*	Crown Castle International Corp.	68,200	1,114,388
*	Crown Holdings, Inc.	64,500	1,061,025
*	Crown Media Holdings, Inc.	13,300	121,429
*	CryoLife, Inc.	1,100	8,580
	CSS Industries, Inc.	2,550	84,048
	CSX Corp.	191,300	7,902,603
	CT Communications, Inc.	7,141	79,622
*	CTI Molecular Imaging, Inc.	5,800	95,178
	CTS Corp.	25,500	335,325
	Cubic Corp.	31,500	590,310
*	Culp, Inc.	800	4,960
*	Cumulus Media, Inc. Class A	15,600	220,740
* #	CuraGen Corp.	5,400	29,862
*	Curative Health Services, Inc.	7,300	31,828
	Curtiss-Wright Corp. Class B	1,272	69,362
	Cutter & Buck, Inc.	3,700	57,905
*	Cyberoptics Corp.	600	8,190
*	Cybersource Corp.	6,500	34,970
*	Cypress Semiconductor Corp.	46,900	660,352
	Cytec Industries, Inc.	13,500	682,155
	D&E Communications, Inc.	4,100	43,747
	D&K Healthcare Resources, Inc.	13,600	104,720
	Dana Corp.	172,400	2,486,008
	Datascope Corp.	5,617	197,606
*	Datastream Systems, Inc.	3,900	26,130
*	Dave & Busters, Inc.	3,900	76,908
*	DaVita, Inc.	74,500	3,146,880

8

*	Dawson Geophysical Co.	400	9,956
*	Dean Foods Co.	56,600	1,955,530
*	Deckers Outdoor Corp.	1,900	77,919
	Deere & Co.	2,300	163,553
*	Del Monte Foods Co.	6,500	68,835
*	Delphax Technologies, Inc.	400	1,300
	Delphi Financial Group, Inc. Class A	18,900	842,562
	Delta Financial Corp.	300	2,475
*	Denbury Resources, Inc.	24,100	818,677
* #	Dendreon Corp.	6,400	42,048
*	Department 56, Inc.	3,800	62,776
*	Devcon International Corp.	300	4,330
	Devon Energy Corp.	163,800	7,664,202
	Diamond Offshore Drilling, Inc.	80,300	3,974,850
*	DiamondCluster International, Inc.	4,900	83,937
	Diebold, Inc.	200	10,674
*	Diedrich Coffee, Inc.	400	2,260
*	Digi International, Inc.	4,300	64,930
*	Digimarc Corp.	2,400	18,576
* #	Digital Angel Corp.	5,500	24,475
*	Digital Insight Corp.	7,900	126,795
*	Digitas, Inc.	15,500	153,450
	Dillards, Inc. Class A	73,900	1,721,870
	Dime Community Bancshares	19,912	310,826
	DIMON, Inc.	55,600	360,288
*	Diodes, Inc.	3,000	77,130
*	Discovery Partners International, Inc.	8,900	40,050
	Disney (Walt) Co.	569,400	15,909,036
*	Distributed Energy Systems Corp.	1,900	7,543
*	Ditech Communications Corp.	13,600	170,816
*	Dixie Group, Inc.	11,100	205,239
*	Dollar Thrifty Automotive Group, Inc.	22,900	706,007
*	Dominion Homes, Inc.	700	13,454
	Dominion Resources, Inc.	1,194	86,004
	Donegal Group, Inc. Class A	600	14,322
	Donnelley (R.R.) & Sons Co.	10,300	342,063
*	DoubleClick, Inc.	49,200	383,268
	Dover Motorsports, Inc.	7,300	42,267
	Downey Financial Corp.	22,300	1,397,095
*	Drew Industries, Inc.	700	26,229
*	Dril-Quip, Inc.	2,600	80,600
*	drugstore.com, Inc.	22,804	51,993
*	Ducommun, Inc.	1,000	20,400
*	DuPont Photomasks, Inc.	600	15,804
*	Dura Automotive Systems, Inc.	3,100	22,475
*	DUSA Pharmaceuticals, Inc.	5,400	70,308
*	Dyax Corp.	15,200	79,040
*	Dycom Industries, Inc.	21,099	568,618
*	Dynamex, Inc.	700	13,230
*	Dynegy, Inc.	69,100	287,456
*	E*TRADE Financial Corp.	212,600	2,821,202
*	E.piphany, Inc.	7,800	27,066
	Eagle Materials, Inc.	19,681	1,643,954
	Eagle Materials, Inc. Class B	9,015	728,412
	Eastman Chemical Co.	22,900	1,322,246

9

	Eastman Kodak Co.	128,300	4,360,917
	Eaton Corp.	3,200	223,200
*	Echelon Corp.	700	4,879
*	Edge Petroleum Corp.	2,800	48,076
*	eFunds Corp.	16,300	362,512
*	EGL, Inc.	12,800	406,400
*	Electro Rent Corp.	2,700	37,557
*	Electro Scientific Industries, Inc.	7,500	169,500
*	Electroglas, Inc.	200	826
	Electronic Data Systems Corp.	423,400	9,018,420
*	Electronics for Imaging, Inc.	24,000	397,680
*	eLoyalty Corp.	900	6,552
*	EMC Corp.	26,550	336,123
*	EMCOR Group, Inc.	3,800	183,274
*	EMCORE Corp.	3,700	11,100
* #	Emisphere Technologies, Inc.	6,000	28,080
*	Emmis Communications Corp. Class A	15,100	282,370
*	EMS Technologies, Inc.	6,300	95,193
*	Emulex Corp.	6,400	108,160
*	Encore Medical Corp.	7,100	37,133
*	Encore Wire Corp.	7,050	84,529
	Energen Corp.	11,300	728,850
*	Energy Partners, Ltd.	11,500	297,275
*	Enesco Group, Inc.	3,600	29,448
*	EnPro Industries, Inc.	5,200	145,236
	ENSCO International, Inc.	85,046	3,425,653
*	Entercom Communications Corp.	9,600	330,432
*	Entravision Communications Corp.	55,400	454,280
*	Entrust, Inc.	65,900	266,236
	EOG Resources, Inc.	60,600	5,521,872
*	ePlus, Inc.	2,100	27,531
*	Epoch Holding Corp.	600	2,760
* #	ePresence, Inc. Escrow Shares	6,400	832
*	ESCO Technologies, Inc.	5,600	452,648
*	ESS Technology, Inc.	10,300	58,092
*	Esterline Technologies Corp.	8,200	269,616
*	Exar Corp.	7,500	105,975
*	Exelixis, Inc.	32,600	231,786
*	Exponent, Inc.	500	12,090
*	Extreme Networks, Inc.	33,232	193,410
#	F.N.B. Corp.	7,300	138,919
	Fair Isaac Corp.	12,922	436,764
*	Fairchild Corp. Class A	7,900	26,149
*	Fairchild Semiconductor Corp. Class A	49,666	820,482
*	Famous Dave’s of America, Inc.	2,000	22,320
	Farmer Brothers Co.	5,000	125,300
*	Faro Technologies, Inc.	1,400	37,030
	FBL Financial Group, Inc. Class A	19,000	519,650
	Federal Signal Corp.	12,100	190,454
	Federated Department Stores, Inc.	171,600	9,686,820
	FedEx Corp.	4,782	467,584
	Fidelity National Financial, Inc.	90,335	3,996,420
	Financial Federal Corp.	2,100	71,568
*	Financial Industries Corp.	2,444	18,024
	Finish Line, Inc. Class A	23,400	478,764

10

*	Finlay Enterprises, Inc.	4,400	53,108
	First American Corp.	72,100	2,635,255
*	First Bank of Delaware	550	2,266
*	First Cash Financial Services, Inc.	2,700	65,259
	First Charter Corp.	7,900	186,440
	First Citizens BancShares, Inc.	3,900	576,381
	First Community Bancorp	4,200	181,398
	First Community Bancshares, Inc.	3,000	96,240
*	First Consulting Group, Inc.	200	1,210
*	First Horizon Pharmaceutical Corp.	5,665	93,133
	First Indiana Corp.	8,749	220,475
*	First Mariner Bancorp	300	5,430
	First Merchants Corp.	8,231	217,463
	First Niagara Financial Group, Inc.	43,854	600,361
#	First PacTrust Bancorp, Inc.	600	16,110
	First Place Financial Corp.	7,480	148,927
	First Republic Bank	6,800	361,080
	First State Bancorporation	2,000	70,880
*	FirstFed Financial Corp.	7,800	398,580
	Flagstar Bancorp, Inc.	22,700	466,485
*	Flanders Corp.	1,800	18,828
*	Fleetwood Enterprises, Inc.	39,700	383,899
	Florida East Coast Industries, Inc.	9,600	412,800
	Flowers Foods, Inc.	39,150	1,174,500
*	Flowserve Corp.	35,500	887,145
* #	FLYi, Inc.	2,799	4,087
*	FMC Corp.	10,300	508,408
*	FMC Technologies, Inc.	19	656
*	Foodarama Supermarkets, Inc.	100	3,825
	Foot Locker, Inc.	32,000	873,600
	Ford Motor Co.	1,321,740	16,720,011
*	Forest Oil Corp.	46,950	1,878,000
	Fortune Brands, Inc.	2,000	162,000
*	Foster (L.B.) Co. Class A	700	6,615
*	Foster Wheeler, Ltd.	175	3,141
*	Fox Entertainment Group, Inc. Class A	128,300	4,272,390
*	FPIC Insurance Group, Inc.	2,500	86,450
	Fremont General Corp.	32,300	812,022
*	Frontier Airlines, Inc.	15,400	130,130
*	Frozen Food Express Industries, Inc.	4,300	49,923
*	FSI International, Inc.	1,600	7,408
* #	FuelCell Energy, Inc.	12,000	129,600
	Fuller (H.B.) Co.	14,200	378,288
	Furniture Brands International, Inc.	32,200	748,006
	G & K Services, Inc. Class A	4,843	207,813
*	G-III Apparel Group, Ltd.	500	3,855
*	GameStop Corp. Class B	12,193	238,495
	GameTech International, Inc.	800	3,080
*	Gardner Denver Machinery, Inc.	5,500	226,105
*	Gateway, Inc.	19,550	91,885
	GATX Corp.	31,597	947,278
*	Gaylord Entertainment Co.	34,760	1,487,728
*	Gehl Co.	500	13,665
	Gencorp, Inc.	27,600	515,292
*	Gene Logic, Inc.	561	1,773

11

*	General Binding Corp.	2,600	34,892
*	General Communications, Inc. Class A	15,980	149,093
	General Electric Co.	139	4,893
	General Motors Corp.	272,900	9,734,343
*	Genesee Corp. Class B	100	207
*	Genesis HealthCare Corp.	100	4,118
*	Genesis Microchip, Inc.	9,200	135,608
*	Genlyte Group, Inc.	5,900	529,938
*	Gentiva Health Services, Inc.	2,800	47,152
	Genuine Parts Co.	3,800	164,464
*	Genzyme Corp.	4,728	265,194
	Georgia-Pacific Corp.	204,800	7,333,888
*	Gerber Scientific, Inc.	1,300	8,333
*	Getty Images, Inc.	17,800	1,269,852
*	Giant Industries, Inc.	3,300	104,478
	Gibraltar Industries, Inc.	11,400	281,238
	Glatfelter (P.H.) Co.	28,500	422,370
*	Global Payment Technologies, Inc.	400	2,920
*	Globecomm Systems, Inc.	10,200	63,138
	Gold Banc Corp.	4,700	66,787
* #	Goodyear Tire & Rubber Co.	51,900	750,474
	Goody’s Family Clothing, Inc.	35,300	331,467
*	Gottschalks, Inc.	2,400	21,168
* #	GP Strategies Corp.	7,600	61,028
	Granite Construction, Inc.	14,500	385,845
*	Graphic Packaging Corp.	2,700	16,389
	Gray Television, Inc.	29,240	425,150
	Great American Financial Resources, Inc.	2,300	38,341
* #	Great Atlantic & Pacific Tea Co., Inc.	12,700	141,224
	Great Lakes Chemical Corp.	35,100	937,170
*	Grey Wolf, Inc.	15,200	98,648
*	Griffin Land & Nurseries, Inc. Class A	400	10,600
*	Griffon Corp.	27,170	624,910
*	Group 1 Automotive, Inc.	18,700	517,055
*	GSI Commerce, Inc.	3,030	43,480
*	GTSI Corp.	1,600	15,360
*	Guess, Inc.	12,900	190,146
	Gulf Island Fabrication, Inc.	2,900	69,803
*	Gulfmark Offshore, Inc.	3,800	103,398
*	Gymboree Corp.	3,400	40,766
*	Ha-Lo Industries, Inc.	19,500	14
*	Hain Celestial Group, Inc.	15,100	281,917
	Hancock Fabrics, Inc.	5,400	46,440
	Hancock Holding Co.	4,500	137,970
	Handleman Co.	25,400	523,494
*	Hanger Orthopedic Group, Inc.	9,000	54,720
*	Hanover Compressor Co.	23,500	311,140
	Harbor Florida Bancshares, Inc.	5,200	176,488
	Harleysville Group, Inc.	17,100	362,178
*	Harmonic, Inc.	2,400	26,280
	Harrahs Entertainment, Inc.	2,600	170,534
	Harris Corp.	17,800	1,187,260
*	Harris Interactive, Inc.	6,200	31,000
	Hartford Financial Services Group, Inc.	250,800	18,045,060
*	Hartmarx Corp.	500	4,160

12

*	Harvard Bioscience, Inc.	15,300	62,424
*	Harvest Natural Resources, Inc.	3,800	47,690
	Hasbro, Inc.	228,700	4,830,144
*	Hastings Entertainment, Inc.	5,000	36,600
*	Hauppauge Digital, Inc.	1,200	5,760
*	Hawk Corp.	600	5,634
*	Hayes Lemmerz International, Inc.	1,000	7,600
	HCC Insurance Holdings, Inc.	11,800	442,500
*	Health Net, Inc.	18,000	538,200
	Healthcare Services Group, Inc.	1,100	25,289
*	HealthTronics Surgical Services, Inc.	7,900	78,131
	Hearst-Argyle Television, Inc.	42,900	1,054,911
	Hector Communications Corp.	200	4,180
	Heico Corp.	8,700	196,881
	Heico Corp. Class A	870	15,312
*	Heidrick & Struggles International, Inc.	6,200	211,668
	Helmerich & Payne, Inc.	35,500	1,421,420
*	Hercules, Inc.	100	1,434
*	Heritage Commerce Corp.	800	14,528
*	Herley Industries, Inc.	3,900	70,551
* #	Hewitt Associates, Inc. Class A	1,100	33,814
	Hewlett-Packard Co.	1,969,700	40,969,760
*	Hexcel Corp.	5,000	83,150
	Hibernia Corp.	1,800	46,206
	Hilton Hotels Corp.	42,400	892,944
*	Hines Horticulture, Inc.	1,600	6,528
	HMN Financial, Inc.	3,596	115,611
*	HMS Holdings Corp.	4,500	32,850
*	Hollywood Entertainment Corp.	15,400	210,518
*	Hologic, Inc.	5,700	210,615
	Hooper Holmes, Inc.	43,400	192,262
	Horace Mann Educators Corp.	27,400	514,024
	Horizon Financial Corp.	1,900	39,900
*	Horizon Health Corp.	1,900	66,498
* #	Horizon Offshore, Inc.	6,000	5,400
	Horton (D.R.), Inc.	82,755	3,621,359
*	Houston Exploration Co.	13,400	775,860
*	Hub Group, Inc. Class A	500	29,075
*	Hudson Highland Group, Inc.	6,780	113,090
	Hughes Supply, Inc.	53,200	1,630,580
*	Human Genome Sciences, Inc.	11,700	130,572
*	Humana, Inc.	93,200	3,100,764
	Hunt (J.B.) Transport Services, Inc.	50,000	2,359,500
	Huntington Bancshares, Inc.	2,500	56,300
*	Hutchinson Technology, Inc.	19,400	633,604
*	Huttig Building Products, Inc.	4,400	47,432
*	Hypercom Corp.	20,800	97,760
*	IAC/InterActiveCorp	132,900	2,990,250
*	Identix, Inc.	27,179	162,530
	IDEX Corp.	12,750	503,625
*	IDT Corp.	11,100	162,948
*	IDT Corp. Class B	10,100	154,732
*	iGATE Capital Corp.	19,300	79,323
	IHOP Corp.	9,700	456,676
	IKON Office Solutions, Inc.	108,100	1,140,455

13

*	Illumina, Inc.	24,400	202,032
	ILX Resorts, Inc.	200	1,890
*	Image Entertainment, Inc.	4,800	27,600
	Imation Corp.	31,300	1,076,407
*	ImmunoGen, Inc.	4,400	25,872
*	Impath, Inc.	600	2,610
*	IMPCO Technologies, Inc.	3,700	21,460
	Imperial Sugar Co.	300	4,326
	Independence Community Bank Corp.	62,987	2,507,512
*	Industrial Distribution Group, Inc.	400	3,620
	IndyMac Bancorp, Inc.	26,000	935,740
	Infinity Property & Casualty Corp.	12,900	414,477
*	InFocus Corp.	9,500	60,800
*	Informatica Corp.	400	3,108
*	Inforte Corp.	6,700	43,215
*	Infosonics Corp.	600	1,842
*	InfoSpace, Inc.	8,500	352,410
	Ingles Market, Inc. Class A	5,000	65,050
*	Ingram Micro, Inc.	71,500	1,281,280
*	Innotrac Corp.	200	1,784
*	Innovative Solutions & Support, Inc.	900	26,892
*	Innovex, Inc.	4,500	19,305
*	Input/Output, Inc.	5,700	42,066
*	Insight Communications Co., Inc.	15,650	148,675
*	Insight Enterprises, Inc.	16,100	286,580
*	Insituform Technologies, Inc. Class A	4,700	74,542
*	Inspire Pharmaceuticals, Inc.	5,100	40,596
*	Instinet Group, Inc.	42,200	255,099
*	Insurance Auto Auctions, Inc.	6,900	191,889
	Integra Bank Corp.	4,100	90,774
*	IntegraMed America, Inc.	200	1,942
*	Integrated Device Technology, Inc.	49,000	612,990
*	Integrated Electrical Services, Inc.	35,600	119,616
*	Integrated Silicon Solution, Inc.	5,000	31,900
*	Interactive Data Corp.	2,200	44,506
*	Interface, Inc. Class A	19,800	164,934
*	Intergraph Corp.	36,800	1,095,536
*	Interland, Inc.	4,700	12,126
*	Interlink Electronics, Inc.	1,800	14,238
#	Intermet Corp.	6,500	2,112
	International Paper Co.	206,912	7,728,163
*	International Rectifier Corp.	25,900	1,139,600
	International Speedway Corp. Class A	1,000	53,300
*	Internet Security Systems, Inc.	14,200	285,136
*	Interphase Corp.	1,100	7,095
	Interpool, Inc.	4,500	103,275
	Intersil Corp.	117,900	1,987,794
* #	Interstate Bakeries Corp.	14,600	74,095
*	Interstate Hotels & Resorts, Inc.	4,600	22,540
*	Interwoven, Inc.	4,400	39,908
*	Intest Corp.	600	2,874
*	Invitrogen Corp.	30,600	2,140,776
*	Iomega Corp.	200	904
* #	IPIX Corp.	1,700	5,746
*	Iron Mountain, Inc.	450	12,173

14

	Irwin Financial Corp.	15,500	352,160
*	ITLA Capital Corp.	400	19,952
*	iVillage, Inc.	100	575
*	IXYS Corp.	21,522	222,537
	J & J Snack Foods Corp.	1,700	80,257
	J. M. Smucker Co.	41,582	2,044,171
*	Jack in the Box, Inc.	12,000	430,800
*	Jaco Electronics, Inc.	1,400	4,200
*	Jacuzzi Brands, Inc.	15,300	157,590
*	Jakks Pacific, Inc.	6,900	136,413
	Janus Capital Group, Inc.	244,500	3,430,335
*	Jarden Corp.	1,500	65,265
*	JDA Software Group, Inc.	8,800	118,184
	Jefferies Group, Inc.	22,800	870,048
	Jefferson-Pilot Corp.	99,300	4,861,728
	JLG Industries, Inc.	39,300	841,020
*	Jo-Ann Stores, Inc.	4,700	141,282
*	Johnson Outdoors, Inc.	500	10,170
	Jones Apparel Group, Inc.	96,800	3,075,336
*	Jones Lang LaSalle, Inc.	600	25,782
* #	Jos. A. Bank Clothiers, Inc.	1,462	39,679
#	Joy Global, Inc.	7,500	275,625
	JPMorgan Chase & Co.	1,370,548	50,093,529
*	K-Tron International, Inc.	200	5,440
*	K2, Inc.	12,624	180,902
*	Kadant, Inc.	5,657	113,423
	Kaman Corp. Class A	13,192	157,381
*	Kansas City Southern	29,300	574,866
	KB Home	1,000	124,800
*	Keane, Inc.	26,300	348,212
*	Keith Companies, Inc.	2,400	41,400
	Kellwood Co.	94,700	2,715,049
	Kelly Services, Inc. Class A	21,504	635,443
*	Kemet Corp.	27,800	227,126
*	Kendle International, Inc.	668	7,809
	Kennametal, Inc.	27,400	1,344,792
*	Kennedy-Wilson, Inc.	900	7,560
	Kerr-McGee Corp.	118,090	9,170,869
*	Key Energy Group, Inc.	51,100	706,202
	KeyCorp	215,100	7,098,300
*	Keynote Systems, Inc.	12,100	143,990
*	Keystone Automotive Industries, Inc.	4,700	107,301
*	Kforce, Inc.	3,156	35,978
	Kimball International, Inc. Class B	10,782	154,075
*	Kindred Healthcare, Inc.	10,500	343,350
*	King Pharmaceuticals, Inc.	8,300	79,265
*	Kirby Corp.	8,300	367,275
*	Knight Trading Group, Inc.	77,000	805,420
	Knight-Ridder, Inc.	500	32,750
*	Komag, Inc.	400	8,060
*	Korn/Ferry International	17,000	326,060
	Kraft Foods, Inc.	439,000	14,684,550
	Kronos Worldwide, Inc.	292	13,750
*	Kulicke & Soffa Industries, Inc.	8,500	55,080
*	La Quinta Corp.	53,300	493,025

15

	La-Z-Boy, Inc.	23,500	351,325
*	LaBarge, Inc.	1,900	20,330
*	Labor Ready, Inc.	4,000	75,120
*	LaCrosse Footwear, Inc.	400	4,912
*	Ladish Co., Inc.	3,000	36,360
	LaFarge North America, Inc.	59,000	3,624,960
*	Laidlaw International, Inc.	7,100	163,300
* #	Lakes Entertainment, Inc.	1,600	28,576
*	Lamar Advertising Co.	66	2,593
	Lance, Inc.	14,100	224,613
*	Lancer Corp.	700	10,885
	LandAmerica Financial Group, Inc.	17,100	936,054
*	Landec Corp.	3,300	22,737
	Landry’s Restaurants, Inc.	25,100	726,645
*	Lattice Semiconductor Corp.	4,400	23,232
*	Laureate Education, Inc.	19,700	854,783
*	Lawson Software, Inc.	5,800	33,640
*	Layne Christensen Co.	800	14,184
*	Lazare Kaplan International, Inc.	500	5,375
*	LCC International, Inc. Class A	3,700	19,166
	Lear Corp.	56,700	2,956,905
*	LeCroy Corp.	1,100	26,070
	Leggett & Platt, Inc.	1,600	44,272
	Lehman Brothers Holdings, Inc.	91,071	8,303,854
	Lennar Corp. Class A	34,400	2,092,208
	Lennar Corp. Class B	4,340	242,346
	Lennox International, Inc.	45,700	988,034
*	Lesco, Inc.	3,500	50,750
* #	Level 3 Communications, Inc.	37,700	87,841
	Levitt Corp. Class A	100	2,992
*	Lexicon Genetics, Inc.	12,007	68,440
	Libbey, Inc.	2,400	57,408
	Liberty Corp.	11,100	485,625
*	Liberty Media Corp. Class A	969,100	9,826,674
*	Liberty Media International, Inc. Class A	71,085	3,073,005
*	Lightbridge, Inc.	3,000	17,370
	Lilly (Eli) & Co.	676	37,856
	Limited Brands, Inc.	164,000	3,899,920
*	Lin TV Corp.	6,100	107,543
	Lincoln National Corp.	128,400	6,015,540
*	Linens ‘n Things, Inc.	11,800	317,302
	Lithia Motors, Inc. Class A	10,500	275,835
	Lockheed Martin Corp.	133,500	7,905,870
	Loews Corp.	175,000	12,474,000
*	LogicVision, Inc.	10,600	28,408
*	Logility, Inc.	1,000	4,310
	Lone Star Steakhouse & Saloon, Inc.	41,400	1,101,240
*	Lone Star Technologies, Inc.	6,500	294,515
	Longs Drug Stores Corp.	29,800	811,454
	Longview Fibre Co.	35,300	593,040
	Louisiana-Pacific Corp.	128,500	3,375,695
	LSI Industries, Inc.	7,950	88,881
*	LSI Logic Corp.	130,800	834,504
*	LTX Corp.	15,451	83,435
	Lubrizol Corp.	38,700	1,649,781

16

*	Luby’s, Inc.	1,900	12,901
*	Lydall, Inc.	4,800	54,480
	Lyondell Chemical Co.	80,855	2,736,942
*	M&F Worldwide Corp.	4,900	67,620
	M/I Homes, Inc.	9,700	546,110
*	Mac-Gray Corp.	2,000	16,480
*	Macromedia, Inc.	20,800	704,912
*	Madden (Steven), Ltd.	800	14,944
	MAF Bancorp, Inc.	21,000	915,390
* #	Magna Entertainment Corp.	7,000	46,060
*	Magnetek, Inc.	1,600	8,032
*	Magnum Hunter Resources, Inc.	24,600	411,558
*	Main Street Restaurant Group, Inc.	1,200	2,640
*	MAIR Holdings, Inc.	6,100	54,900
	Mandalay Resort Group	39,500	2,799,365
	Manor Care, Inc.	29,800	1,015,286
*	Manugistic Group, Inc.	13,150	26,300
	Manulife Financial Corp.	284,353	13,193,979
*	Mapinfo Corp.	6,700	87,971
	Marathon Oil Corp.	287,900	13,629,186
*	MarineMax, Inc.	7,200	246,672
	MarkWest Hydrocarbon, Inc.	726	17,279
	Martin Marietta Materials, Inc.	24,700	1,424,696
	Massey Energy Co.	34,600	1,507,868
*	Mastec, Inc.	21,500	195,435
*	Material Sciences Corp.	3,900	60,255
*	Matria Healthcare, Inc.	3,000	86,400
*	Matrix Bancorp, Inc.	500	6,300
* #	Matrix Service Co.	4,000	32,120
*	Maverick Tube Corp.	14,300	508,508
	Maxcor Financial Group, Inc.	3,700	33,300
*	Maxim Pharmaceuticals, Inc.	6,300	11,088
*	Maxtor Corp.	139,600	773,384
*	Maxwell Technologies, Inc.	700	7,623
*	Maxygen, Inc.	5,400	51,948
	May Department Stores Co.	184,600	6,370,546
	MBIA, Inc.	113,850	6,671,610
*	McAfee, Inc.	12,000	277,560
*	McDATA Corp.	8,300	32,619
	MCG Capital Corp.	13,300	231,287
	McGrath Rentcorp.	3,004	129,502
	McKesson Corp.	229,500	8,569,530
	McRae Industries, Inc. Class A	2,100	27,384
	MDC Holdings, Inc.	20,364	1,621,382
*	Meade Instruments Corp.	14,250	44,175
*	Meadowbrook Insurance Group, Inc.	2,200	11,880
	MeadWestavco Corp.	150,800	4,729,088
*	Medarex, Inc.	15,300	129,438
*	MedCath Corp.	1,400	39,746
*	Medco Health Solutions, Inc.	88,900	3,948,938
	Media General, Inc. Class A	15,600	998,244
*	Medical Staffing Network Holdings, Inc.	3,900	25,428
*	MedQuist, Inc.	8,300	107,693
*	MEDTOX Scientific, Inc.	3,650	30,441
	Mercantile Bankshares Corp.	2,381	115,740

17

*	Meridian Resource Corp.	13,000	79,560
*	Merix Corp.	6,300	63,945
	Merrill Lynch & Co., Inc.	164,200	9,618,836
*	Merrimac Industries, Inc.	1,100	10,010
*	Mesa Air Group, Inc.	12,000	89,520
*	Meta Group, Inc.	2,900	28,797
*	Metals USA, Inc.	1,000	24,370
	MetLife, Inc.	759,500	31,169,880
*	Metris Companies, Inc.	16,200	190,512
*	Metro-Goldwyn-Mayer, Inc.	186,200	2,217,642
*	Metrologic Instruments, Inc.	7,100	167,276
	MGIC Investment Corp.	111,000	6,964,140
*	MGM MIRAGE	91,900	6,816,223
	MGP Ingredients, Inc.	3,500	26,845
	Michaels Stores, Inc.	61,600	1,964,424
*	Micro Linear Corp.	4,200	20,668
*	Micromuse, Inc.	22,000	108,240
*	Micron Technology, Inc.	231,900	2,666,850
*	Microsemi Corp.	18,200	295,932
*	Microtek Medical Holdings, Inc.	600	2,274
*	Microtune, Inc.	5,600	27,440
	Middleby Corp.	500	26,950
	Midland Co.	2,000	61,780
* #	Midway Games, Inc.	3,000	31,410
*	Midwest Air Group, Inc.	400	1,020
*	Millennium Pharmaceuticals, Inc.	131,300	1,129,180
*	Miller Industries, Inc.	8,700	115,275
*	MIM Corp.	400	2,756
	Mine Safety Appliances Co.	3,900	181,389
	Minerals Technologies, Inc.	18,600	1,165,290
*	MIPS Technologies, Inc.	2,580	28,535
*	Misonix, Inc.	4,400	28,600
*	Mission Resources Corp.	5,400	36,828
*	MKS Instruments, Inc.	16,200	299,538
*	Mobile Mini, Inc.	5,900	219,716
*	Mobius Management Systems, Inc.	1,300	7,605
	Modine Manufacturing Co.	21,900	712,845
*	Modtech Holdings, Inc.	1,800	15,300
*	Moldflow Corp.	2,000	33,620
*	Molecular Devices Corp.	4,600	95,542
#	Molson Coors Brewing Co.	16,800	1,168,104
	Monaco Coach Corp.	13,200	236,412
*	Monro Muffler Brake, Inc.	900	24,129
	Monsanto Co.	118,700	6,977,186
*	Monster Worldwide, Inc.	42,200	1,217,470
*	Monterey Pasta Co.	7,500	25,500
*	Moog, Inc. Class A	5,175	230,805
	Movado Group, Inc.	11,100	206,682
	Movie Gallery, Inc.	17,300	395,132
*	MPS Group, Inc.	86,100	924,714
*	MRO Software, Inc.	33,300	449,883
*	MSC.Software Corp.	8,500	101,745
	Mueller Industries, Inc.	25,200	793,296
	Myers Industries, Inc.	22,150	289,058
*	Nabi Biopharmaceuticals	16,200	205,740

18

	NACCO Industries, Inc. Class A	7,300	811,760
* #	Nanometrics, Inc.	2,200	27,324
* #	Napco Security Systems, Inc.	480	4,829
	Nash Finch Co.	6,300	249,543
*	Nashua Corp.	400	4,160
*	NATCO Group, Inc. Class A	3,500	41,650
	National City Corp.	5,788	207,037
* #	National Patent Development Corp.	7,600	19,760
*	National RV Holdings, Inc.	1,700	17,935
	National Semiconductor Corp.	10,000	199,500
*	National Western Life Insurance Co. Class A	900	156,825
	Nationwide Financial Services, Inc.	42,000	1,545,600
*	Natrol, Inc.	900	2,700
	Nature’s Sunshine Products, Inc.	100	1,927
*	Natus Medical, Inc.	3,300	25,852
*	Navigant International, Inc.	5,200	66,768
*	Navigators Group, Inc.	1,300	39,000
*	NCI Building Systems, Inc.	14,800	553,224
*	NCO Group, Inc.	13,197	265,392
*	NCR Corp.	12,600	491,274
	NDCHealth Corp.	13,800	214,038
*	Nektar Therapeutics	21,400	371,076
*	Neoforma, Inc.	7,800	66,378
*	NEON Systems, Inc.	700	2,240
*	Neopharm, Inc.	1,610	16,792
*	Neoware Systems, Inc.	400	4,756
*	NES Rentals Holdings, Inc.	5	50
*	Net2Phone, Inc.	200	466
*	NetIQ Corp.	11,700	137,943
*	Netopia, Inc.	300	1,058
*	NetRatings, Inc.	31,000	586,830
*	Netscout System, Inc.	22,100	114,699
*	Network Engines, Inc.	1,700	3,179
*	Network Equipment Technologies, Inc.	26,700	191,172
*	Neurogen Corp.	1,300	10,595
	New Century Financial Corp.	9,800	497,056
*	New Horizons Worldwide, Inc.	607	2,458
	New Jersey Resources Corp.	5,500	244,200
	New York Community Bancorp, Inc.	189,300	3,475,548
*	Newfield Exploration Co.	25,190	1,870,358
*	NewMarket Corp.	3,900	74,139
	Newmont Mining Corp.	2,294	103,276
*	Newpark Resources, Inc.	26,000	166,140
*	Newport Corp.	15,200	214,168
*	NIC, Inc.	8,000	40,640
*	NL Industries, Inc.	14,500	317,550
*	NMT Medical, Inc.	1,500	11,310
	NN, Inc.	3,800	40,964
*	Nobel Learning Communities, Inc.	400	3,468
	Noble Energy, Inc.	18,700	1,264,868
	Nordstrom, Inc.	1,900	102,144
	Norfolk Southern Corp.	347,600	12,475,364
*	North American Scientific, Inc.	5,800	23,780
	North Fork Bancorporation, Inc.	92,970	2,678,466
	Northrop Grumman Corp.	245,224	12,972,350

19

	Northwest Bancorp, Inc.	2,200	47,190
*	Northwest Pipe Co.	500	12,110
*	Novell, Inc.	205,000	1,074,200
*	Nu Horizons Electronics Corp.	12,600	87,822
	Nucor Corp.	71,600	4,463,544
*	Nutraceutical International Corp.	2,200	35,464
*	Nuvelo, Inc.	21	163
*	NYFIX, Inc.	9,700	44,135
*	O’Charleys, Inc.	3,808	80,425
*	O.I. Corp.	200	2,202
* #	OCA, Inc.	13,500	66,960
	Occidental Petroleum Corp.	15,100	1,061,077
	OceanFirst Financial Corp.	2,400	55,800
* #	Ocwen Financial Corp.	39,300	314,793
#	Odyssey Re Holdings Corp.	51,100	1,290,786
*	Office Depot, Inc.	215,300	4,144,525
	OfficeMax, Inc.	33,700	1,063,909
*	Offshore Logistics, Inc.	15,100	496,941
*	Ohio Casualty Corp.	44,300	1,068,959
*	Oil States International, Inc.	17,700	372,408
*	Old Dominion Freight Line, Inc.	450	15,813
	Old Republic International Corp.	132,950	3,189,471
	Olin Corp.	448	11,178
* #	Olympic Steel, Inc.	2,500	63,600
*	OM Group, Inc.	9,300	296,484
*	Omega Protein Corp.	2,500	20,075
	Omnicare, Inc.	64,800	2,234,952
*	OMNOVA Solutions, Inc.	10,500	49,455
*	On Assignment, Inc.	300	1,782
* #	Oneida, Ltd.	2,600	6,760
*	Onvia, Inc.	200	1,032
*	Onyx Pharmaceuticals, Inc.	1,900	54,986
*	Opent Technologies, Inc.	23,600	177,236
*	Openwave Systems, Inc.	10,900	139,084
*	Opinion Research Corp.	5,300	36,623
	Option Care, Inc.	2,000	38,660
*	Orbital Sciences Corp.	24,113	252,463
*	Oregon Steel Mills, Inc.	5,500	160,105
*	Orleans Homebuilders, Inc.	600	11,760
*	Oscient Pharmaceutical Corp.	1,500	5,055
*	OSI Systems, Inc.	4,300	73,014
*	Osteotech, Inc.	270	1,121
*	Overland Storage, Inc.	2,800	41,440
	Overseas Shipholding Group, Inc.	31,000	2,018,720
*	Owens-Illinois, Inc.	77,200	1,921,508
	Oxford Industries, Inc.	6,200	219,232
*	OYO Geospace Corp.	2,500	51,725
*	P.A.M. Transportation Services, Inc.	400	7,216
	Paccar, Inc.	3,825	287,870
*	Pacific Mercantile Bancorp	1,000	15,020
*	PacifiCare Health Systems, Inc.	31,600	2,005,968
*	Packeteer, Inc.	7,100	112,322
*	Pactiv Corp.	1,800	40,698
*	Pain Therapeutics, Inc.	10,700	68,373
*	Palm Harbor Homes, Inc.	6,800	106,352

20

* #	PalmOne, Inc.	4,015	95,637
* #	PalmSource, Inc.	1,243	12,579
*	Panavision, Inc.	600	3,615
*	PAR Technology Corp.	600	8,820
*	Paradyne Networks Corp.	10,200	20,604
*	Parallel Petroleum Corp.	4,400	31,724
*	Parexel International Corp.	7,400	165,908
	Park Electrochemical Corp.	12,900	256,710
*	Parker Drilling Co.	27,200	160,752
	Parker Hannifin Corp.	2,600	171,080
*	Park-Ohio Holdings Corp.	2,800	75,124
*	Parlex Corp.	3,300	22,803
*	Pathmark Stores, Inc.	3,600	17,892
*	Patriot Transportation Holding, Inc.	200	10,388
*	Paxar Corp.	11,000	257,730
*	Payless ShoeSource, Inc.	17,900	209,788
*	PC Connection, Inc.	14,861	113,984
*	PC Mall, Inc.	2,300	30,245
*	PC-Tel, Inc.	4,300	32,465
*	PDI, Inc.	3,300	66,033
	Peabody Energy Corp.	34,900	3,388,790
*	Pediatric Services of America, Inc.	400	4,860
*	Pediatrix Medical Group, Inc.	5,100	349,503
* #	Pegasus Communications Corp.	3,000	42,660
*	Pegasus Solutions, Inc.	5,100	60,792
*	Pegasystems, Inc.	20,800	124,176
*	Pelican Financial, Inc.	300	2,016
*	Pemstar, Inc.	400	560
	Penn Engineering & Manufacturing Corp. Non-Voting	6,300	114,975
	Penn Virginia Corp.	2,400	117,216
	Penney (J.C.) Co., Inc.	235,200	10,464,048
	Pep Boys - Manny, Moe & Jack	62,500	1,130,000
	PepsiAmericas, Inc.	169,900	3,865,225
*	Perceptron, Inc.	100	820
*	Performance Food Group Co.	6,500	176,410
*	Performance Technologies, Inc.	1,400	13,034
*	Pericom Semiconductor Corp.	1,000	8,870
	PerkinElmer, Inc.	66,000	1,463,880
	Perrigo Co.	2,700	47,439
*	Perry Ellis International, Inc.	1,600	36,288
*	Pervasive Software, Inc.	100	440
*	Petrocorp, Inc. Escrow Shares	900	54
*	Petroleum Development Corp.	2,653	116,308
	PETsMART, Inc.	78,300	2,388,150
	PFF Bancorp, Inc.	21,000	884,100
*	Pharmacopia Drug Discovery, Inc.	7,900	38,552
*	Pharmacyclics, Inc.	2,900	23,838
	Phelps Dodge Corp.	70,800	7,536,660
*	PHH Corp.	37,938	796,698
	Phillips-Van Heusen Corp.	21,100	585,103
*	Phoenix Technologies, Ltd.	7,400	73,704
*	Photon Dynamics, Inc.	2,500	58,125
*	Photronics, Inc.	11,200	208,096
*	Pico Holdings, Inc.	9,700	213,788

21

	Pier 1 Imports, Inc.	18,600	339,450
	Pilgrim’s Pride Corp.	30,700	1,165,986
*	Pinnacle Entertainment, Inc.	5,400	83,700
*	Pinnacle Systems, Inc.	19,258	82,424
	Pioneer Natural Resources Co.	98,700	4,162,179
*	Piper Jaffray Companies, Inc.	5,500	217,525
*	Pixelworks, Inc.	10,700	101,864
*	Plains Exploration & Production Co.	20,910	711,149
*	Planar Systems, Inc.	900	7,254
*	PLATO Learning, Inc.	13,300	103,341
*	Plexus Corp.	13,500	143,100
*	PLX Technology, Inc.	3,800	45,790
*	PMA Capital Corp. Class A	6,857	62,056
	PMI Group, Inc.	117,100	4,713,275
	Pogo Producing Co.	51,500	2,503,415
*	Polycom, Inc.	41,200	667,028
	PolyMedica Corp.	10,600	364,958
*	PolyOne Corp.	1,500	13,650
*	Pomeroy IT Solutions, Inc.	10,400	154,856
	Pope & Talbot, Inc.	6,800	110,160
	Potlatch Corp.	20,500	946,075
*	Powell Industries, Inc.	1,400	25,214
*	Power-One, Inc.	22,100	128,622
*	Powerwave Technologies, Inc.	24,100	165,085
*	PRAECIS Pharmaceuticals, Inc.	14,906	21,017
	Precision Castparts Corp.	51,655	3,887,555
	Preformed Line Products Co.	300	10,167
*	Premier Financial Bancorp	400	4,684
*	Premiere Global Services, Inc.	8,400	85,512
	Presidential Life Corp.	18,548	287,679
*	Presstek, Inc.	16,700	148,129
*	PRG-Schultz International, Inc.	3,574	16,548
*	Price Communications Corp.	12,038	215,119
*	PriceSmart, Inc.	350	2,748
*	Pride International, Inc.	77,800	1,915,436
	Principal Financial Group, Inc.	308,100	12,022,062
*	ProAssurance Corp.	15,200	615,600
* #	Procom Technology, Inc.	900	1,463
*	Progenics Pharmaceuticals, Inc.	1,300	30,186
	Protective Life Corp.	55,700	2,225,772
*	Protein Design Labs, Inc.	30,500	456,890
	Providence & Worcester Railroad Co.	1,500	20,850
	Provident Financial Holdings, Inc.	675	18,981
	Provident Financial Services, Inc.	3,828	68,215
*	Providian Financial Corp.	117,300	2,011,695
*	Province Healthcare Co.	14,300	330,044
	Prudential Financial, Inc.	505,500	28,813,500
*	PSS World Medical, Inc.	63,300	769,728
	Pulitzer, Inc.	6,200	394,816
	Pulte Homes, Inc.	141,022	11,002,536
*	PW Eagle, Inc.	500	1,521
	Quaker Fabric Corp.	6,300	26,586
	Quanex Corp.	18,150	1,068,128
*	Quanta Services, Inc.	32,200	252,770
*	Quantum Corp.	28,100	81,209

22

	Questar Corp.	37,800	2,004,156
*	QuickLogic Corp.	6,100	22,387
*	Quidel Corp.	1,900	8,379
*	Quovadx, Inc.	6,364	18,519
*	Qwest Communications International, Inc.	97,900	381,810
	Radian Group, Inc.	123,704	5,978,614
*	Radio One, Inc.	7,700	105,798
*	Radiologix, Inc.	400	1,876
*	RadiSys Corp.	7,200	109,656
*	RailAmerica, Inc.	19,300	232,758
	Ralcorp Holdings, Inc.	5,100	237,405
	Range Resources Corp.	19,100	482,084
	Raytheon Co.	371,300	14,198,512
*	RC2 Corp.	3,900	120,627
*	RCM Technologies, Inc.	800	3,920
* #	RCN Corp.	11,700	234
*	RealNetworks, Inc.	43,700	273,562
*	Redhook Ale Brewery, Inc.	5,900	21,535
	Reebok International, Ltd.	27,200	1,201,152
	Regal-Beloit Corp.	16,600	511,944
*	Regent Communications, Inc.	32,400	163,296
	Regions Financial Corp.	119,637	3,859,490
*	Register.com, Inc.	5,600	34,496
	Reinsurance Group of America, Inc.	50,400	2,300,760
	Reliance Steel & Aluminum Co.	20,700	945,990
*	Reliant Energy, Inc.	129,900	1,557,501
*	Remec, Inc.	11,500	72,105
*	RemedyTemp, Inc.	3,300	31,878
*	Rent-Way, Inc.	9,500	74,195
*	Republic First Bancorp, Inc.	550	8,052
*	Res-Care, Inc.	1,610	22,041
	Resource America, Inc.	16,600	655,700
*	Respironics, Inc.	6,200	358,050
*	Restoration Hardware, Inc.	4,500	23,895
*	Retail Ventures, Inc.	3,500	25,585
*	Retek, Inc.	16,500	138,765
*	Rex Stores Corp.	4,150	58,557
	Reynolds American, Inc.	54,600	4,474,470
*	RF Monolithics, Inc.	5,299	37,093
	Richardson Electronics, Ltd.	13,800	155,526
	Riggs National Corp.	20,700	400,545
*	Riviera Holdings Corp.	300	12,525
	RLI Corp.	16,100	697,130
	Robbins & Myers, Inc.	10,200	244,800
	Rock of Ages Corp.	300	2,130
*	Rockford Corp.	3,600	9,180
	Rock-Tenn Co. Class A	22,700	323,929
*	Rocky Shoes & Boots, Inc.	300	9,372
*	Rofin-Sinar Technologies, Inc.	800	29,320
	Rohm & Haas Co.	1,000	48,170
	Rowan Companies, Inc.	77,500	2,455,200
	RPM International, Inc.	92,000	1,723,160
*	RSA Security, Inc.	24,400	398,696
*	RTI International Metals, Inc.	20,900	566,390
*	Rubio’s Restaurants, Inc.	3,400	38,794

23

	Ruddick Corp.	15,400	363,440
*	Rush Enterprises, Inc. Class A	500	7,965
*	Rush Enterprises, Inc. Class B	500	8,270
	Russ Berrie & Co., Inc.	10,400	236,704
	Russell Corp.	23,700	428,733
*	Ryan’s Restaurant Group, Inc.	43,050	578,592
	Ryder System, Inc.	83,000	3,524,180
	Ryerson Tull, Inc.	17,500	251,125
	Ryland Group, Inc.	22,000	1,530,100
	Sabre Holdings Corp.	90,100	1,899,308
	Safeco Corp.	107,900	5,145,751
*	Safeguard Scientifics, Inc.	8,000	12,720
*	SafeNet, Inc.	6,118	183,540
	Saks, Inc.	129,550	1,967,865
* #	Salton, Inc.	500	1,410
*	San Filippo (John B.) & Son, Inc.	400	10,398
	Sanders Morris Harris Group, Inc.	1,100	18,788
*	Sandisk Corp.	47,000	1,263,360
*	Sangamo BioSciences, Inc.	28,600	147,576
*	Sanmina-SCI Corp.	196,700	1,091,685
	Saucony, Inc. Class B	300	7,800
	Sauer-Danfoss, Inc.	6,000	128,400
*	Savient Pharmaceuticals, Inc.	11,289	32,399
	SBC Communications, Inc.	2,217,200	53,323,660
*	SBS Technologies, Inc.	1,200	14,544
*	ScanSoft, Inc.	12,400	53,196
*	Schein (Henry), Inc.	16,900	1,222,546
	Schnitzer Steel Industries, Inc. Class A	1,200	48,744
*	Scholastic Corp.	6,400	227,072
	Schulman (A.), Inc.	26,300	474,978
	Schweitzer-Maudoit International, Inc.	9,000	306,450
	Scientific-Atlanta, Inc.	46,700	1,443,030
*	SCM Microsystems, Inc.	7,900	30,415
*	SCS Transportation, Inc.	10,900	241,435
	Seaboard Corp.	1,100	1,177,000
*	Seabulk International, Inc.	7,641	137,462
*	Seachange International, Inc.	7,500	103,875
*	SEACOR Holdings, Inc.	12,550	790,023
*	Sealed Air Corp.	38,700	2,022,849
	Sears, Roebuck & Co.	160,700	8,023,751
*	Selectica, Inc.	29,569	94,621
	Selective Insurance Group, Inc.	22,600	1,039,826
*	Semitool, Inc.	26,400	275,616
* #	SEMX Corp.	100	14
	Sensient Technologies Corp.	27,500	600,600
*	Sequa Corp. Class A	3,300	191,268
*	Sequa Corp. Class B	900	52,875
*	Serologicals Corp.	3,550	85,804
*	Service Corp. International	178,300	1,344,382
*	SFBC International, Inc.	1,500	65,175
*	Sharper Image Corp.	2,600	40,404
*	Shaw Group, Inc.	17,400	361,920
	Sherwin-Williams Co.	3,500	155,050
*	Shiloh Industries, Inc.	4,000	65,880
*	Shoe Carnival, Inc.	3,000	48,750

24

*	ShopKo Stores, Inc.	16,100	281,911
*	Silicon Storage Technology, Inc.	32,300	149,226
*	Silicon Valley Bancshares	13,700	600,334
	Simmons First National Corp. Class A	6,211	161,486
*	SimpleTech, Inc.	7,500	29,475
	Sinclair Broadcast Group, Inc. Class A	25,300	194,810
*	Sipex Corp.	30,000	66,000
*	Sitel Corp.	2,700	4,941
*	Six Flags, Inc.	28,100	125,326
*	Skechers U.S.A., Inc. Class A	5,800	88,624
	Skyline Corp.	1,000	38,350
	Skywest, Inc.	33,900	578,673
*	Skyworks Solutions, Inc.	55,980	406,415
*	SL Industries, Inc.	400	5,360
*	Smart & Final Food, Inc.	7,800	101,400
*	Smith & Wollensky Restaurant Group, Inc.	3,700	18,204
	Smith (A.O.) Corp.	13,700	360,036
	Smith (A.O.) Corp. Convertible Class A	2,200	57,816
*	Smithfield Foods, Inc.	60,100	2,046,405
*	Smurfit-Stone Container Corp.	219,600	3,651,948
	Snap-On, Inc.	23,600	781,160
*	Sola International, Inc.	10,000	278,200
*	Solectron Corp.	370,900	1,835,955
	Sonic Automotive, Inc.	23,300	517,027
*	Sonic Innovations, Inc.	200	958
*	SonicWALL, Inc.	38,600	238,548
	Sound Federal Bancorp, Inc.	4,336	67,425
*	Source Interlink Companies, Inc.	11,400	129,960
*	SOURCECORP, Inc.	6,000	125,280
	South Financial Group, Inc.	50,808	1,559,806
	South Jersey Industries, Inc.	8,600	480,482
*	Southern Energy Homes, Inc.	3,200	17,920
*	Southern Union Co.	24,657	625,305
	Southwest Airlines Co.	546,100	7,563,485
*	Southwestern Energy Co.	10,700	652,700
	Sovereign Bancorp, Inc.	251,918	5,778,999
*	Spartan Stores, Inc.	6,700	67,871
	Spartech Corp.	19,200	421,824
*	Specialty Laboratories, Inc.	6,900	65,688
*	Spectrum Control, Inc.	3,500	26,110
*	Spherion Corp.	10,600	82,680
*	Spinnaker Exploration Co.	10,600	380,116
*	Sport Chalet, Inc.	500	6,910
	Sprint Corp.	875,888	20,741,028
	SPX Corp.	56,400	2,510,928
	SS&C Technologies, Inc.	1,650	39,798
*	Staar Surgical Co.	8,200	52,644
*	Stage Stores, Inc.	3,100	119,536
*	Stamps.com, Inc.	10,650	194,565
	StanCorp Financial Group, Inc.	23,600	2,055,324
	Standard Commercial Corp.	4,100	77,490
*	Standard Management Corp.	700	2,443
*	Standard Microsystems Corp.	7,300	127,969
	Standard Motor Products, Inc.	11,000	127,160
	Standard Pacific Corp.	21,700	1,736,000

25

	Standard Register Co.	15,000	203,850
	Starwood Hotels & Resorts Worldwide, Inc.	105,800	6,055,992
	State Auto Financial Corp.	16,300	455,259
	Steel Dynamics, Inc.	31,400	1,398,556
	Steel Technologies, Inc.	8,800	271,304
	Steelcase, Inc. Class A	42,100	601,188
*	Stein Mart, Inc.	7,998	166,438
*	Steinway Musical Instruments, Inc.	700	18,956
*	Stellent, Inc.	5,575	50,119
	Stepan Co.	1,100	26,070
*	Sterling Financial Corp.	11,259	429,193
	Stewart & Stevenson Services, Inc.	16,800	359,856
*	Stewart Enterprises, Inc.	36,500	231,410
	Stewart Information Services Corp.	12,200	487,878
*	Stifel Financial Corp.	400	8,600
*	Stillwater Mining Co.	10,200	116,076
*	Stone Energy Corp.	12,500	627,875
*	Stoneridge, Inc.	16,300	196,741
*	Storage Technology Corp.	50,100	1,593,180
*	Stratasys, Inc.	600	17,376
*	Strategic Distribution, Inc.	200	2,698
*	Stratos International, Inc.	200	904
*	Stratus Properties, Inc.	500	8,146
	Stride Rite Corp.	30,089	391,157
*	Suburban Lodges of America, Inc. Escrow Shares	900	0
	Summa Industries, Inc.	2,200	20,174
*	Sun Bancorp, Inc.	1,300	31,850
*	Sun Microsystems, Inc.	932,000	3,933,040
	Sunoco, Inc.	29,300	2,903,630
* #	Sunrise Senior Living, Inc.	10,100	478,740
	Sunrise Telecom, Inc.	14,900	41,422
#	Superior Industries International, Inc.	16,900	447,512
	Supervalu, Inc.	79,700	2,532,069
	Supreme Industries, Inc.	610	4,111
	SureWest Communications	4,650	103,881
	Susquehanna Bancshares, Inc.	13,802	340,081
*	Swift Energy Corp.	25,900	704,221
*	Swift Transportation Co., Inc.	27,120	643,286
	SWS Group, Inc.	10,800	195,048
*	Sycamore Networks, Inc.	89,400	320,946
*	Sykes Enterprises, Inc.	14,600	111,982
*	Symmetricom, Inc.	17,642	187,005
*	Syms Corp.	4,200	56,910
*	Synovis Life Technologies, Inc.	300	3,231
	Sypris Solutions, Inc.	10,125	112,489
*	Systemax, Inc.	400	2,500
*	Tag-It Pacific, Inc.	700	3,325
*	TALK America Holdings, Inc.	800	4,920
	Tasty Baking Co.	3,800	29,944
	TB Wood’s Corp.	5,400	33,858
*	TBC Corp.	9,400	281,342
*	Tech Data Corp.	21,400	877,186
*	Technitrol, Inc.	5,300	94,075
*	TechTeam Global, Inc.	5,000	54,750
	Tecumseh Products Co. Class A	8,484	348,268

26

	Tektronix, Inc.	1,766	51,073
	Teleflex, Inc.	20,300	1,022,308
	Telephone & Data Systems, Inc.	41,500	3,631,250
*	TeleTech Holdings, Inc.	25,100	287,395
*	Tellabs, Inc.	157,500	1,116,675
* #	Telular Corp.	3,400	18,632
	Temple-Inland, Inc.	38,500	3,087,700
*	Tenet Healthcare Corp.	152,950	1,668,685
*	Teradyne, Inc.	74,300	1,145,706
*	Terex Corp.	42,100	1,902,920
* #	Terra Industries, Inc.	34,300	280,574
*	Tesoro Petroleum Corp.	25,000	923,250
*	Tetra Tech, Inc.	18,600	308,388
*	TETRA Technologies, Inc.	8,400	263,004
	Texas Industries, Inc.	23,600	1,574,120
	Textron, Inc.	67,600	5,228,860
*	The Banc Corp.	4,100	40,877
	The Brink’s Co.	20,300	703,598
*	The Children’s Place Retail Stores, Inc.	8,300	331,917
*	The DIRECTV Group, Inc.	26,179	392,947
*	The Dress Barn, Inc.	12,300	232,101
*	The Geo Group, Inc.	2,000	57,420
*	The Lamson & Sessions Co.	12,800	123,264
	The Marcus Corp.	14,100	328,812
*	The Mens Warehouse, Inc.	12,700	446,659
*	The Mosaic Co.	56	922
	The Neiman Marcus Group, Inc.	13,700	989,140
	The Phoenix Companies, Inc.	66,100	847,402
*	The Sports Authority, Inc.	8,103	198,442
	The St. Joe Corp.	1,600	116,240
	The St. Paul Travelers Companies, Inc.	557,900	21,378,728
	The Topps Co., Inc.	8,700	81,867
*	The Washtenaw Group, Inc.	300	450
*	Theragenics Corp.	2,900	9,686
*	Thermo Electron Corp.	48,545	1,333,046
*	TheStreet.com, Inc.	6,700	29,480
*	Third Wave Technologies, Inc.	12,200	83,326
*	Thomas & Betts Corp.	73,600	2,287,488
	Thomas Industries, Inc.	11,200	448,896
*	Thoratec Corp.	40,962	481,304
*	THQ, Inc.	12,586	344,101
*	Three-Five Systems, Inc.	3,000	3,720
*	TIBCO Software, Inc.	72,100	703,696
	Tidewater, Inc.	45,700	1,886,039
*	Tier Technologies, Inc. Class B	9,500	63,460
	TierOne Corp.	12,100	300,201
*	Time Warner Telecom, Inc.	11,600	46,748
*	Time Warner, Inc.	1,126,800	19,414,764
	Timken Co.	43,600	1,233,880
*	Titan Corp.	12,100	200,860
	Todd Shipyards Corp.	1,100	21,175
*	Toll Brothers, Inc.	34,400	3,028,920
*	Tollgrade Communications, Inc.	4,400	39,424
	Torchmark Corp.	85,300	4,444,983
*	Toreador Resources Corp.	500	12,160

27

*	Toys R Us, Inc.	147,400	3,371,038
	Traffix, Inc.	18,100	107,514
*	Trammell Crow Co.	27,900	539,865
*	Trans World Entertainment Corp.	40,100	562,603
	Transatlantic Holdings, Inc.	48,700	3,267,770
*	Transkaryotic Therapies, Inc.	2,600	59,904
*	TransMontaigne, Inc.	11,700	89,739
*	Transport Corp. of America	500	4,550
* #	Transpro, Inc.	8,100	52,974
*	TRC Companies, Inc.	3,200	51,968
	Tredegar Industries, Inc.	26,000	449,800
*	Triad Guaranty, Inc.	5,600	294,168
*	Triad Hospitals, Inc.	31,962	1,395,781
	Triarc Companies, Inc. Class A	6,300	98,154
	Tribune Co.	269,400	10,972,662
	Trinity Industries, Inc.	34,000	979,200
*	TriPath Imaging, Inc.	19,800	148,896
*	Triquint Semiconductor, Inc.	18,800	64,860
*	Triumph Group, Inc.	5,300	197,001
*	TriZetto Group, Inc.	25,440	226,162
*	TTM Technologies, Inc.	12,400	133,548
*	Tufco Technologies, Inc.	300	2,000
*	Tweeter Home Entertainment Group, Inc.	1,500	8,685
*	Tyler Technologies, Inc.	25,700	180,928
	Tyson Foods, Inc. Class A	199,030	3,387,491
*	U.S. Concrete, Inc.	11,700	73,125
*	U.S. Xpress Enterprises, Inc. Class A	800	21,272
	UICI	45,600	1,250,352
*	Ulticom, Inc.	21,900	307,257
*	Ultratech, Inc.	5,500	87,285
	UMB Financial Corp.	13,870	781,436
	Umpqua Holdings Corp.	18,100	432,771
*	Unifi, Inc.	5,900	24,721
	Unifirst Corp.	5,900	239,422
	Union Pacific Corp.	219,400	13,920,930
	UnionBanCal Corp.	1,000	61,900
*	Unisys Corp.	68,700	527,616
*	Unit Corp.	15,300	700,434
*	United America Idemnity, Ltd.	3,722	67,927
	United Auto Group, Inc.	32,600	908,888
	United Community Financial Corp.	34,000	380,800
*	United Online, Inc.	23,700	257,145
*	United Rentals, Inc.	58,300	1,103,036
*	United States Cellular Corp.	14,100	705,000
	United States Steel Corp.	63,300	3,947,388
*	United Stationers, Inc.	9,700	426,606
*	United Therapeutics Corp.	5,800	263,494
	Unitrin, Inc.	51,500	2,414,320
	Unity Bancorp, Inc.	1,543	18,516
*	Universal American Financial Corp.	52,900	832,117
*	Universal Compression Holdings, Inc.	10,800	410,400
	Universal Corp.	14,800	742,960
	Universal Forest Products, Inc.	16,700	653,805
*	Universal Stainless & Alloy Products, Inc.	500	9,000
*	Univision Communications, Inc. Class A	96,130	2,536,871

28

*	Unova, Inc.	29,300	682,104
	UnumProvident Corp.	174,000	2,944,080
*	Urologix, Inc.	12,072	70,742
*	URS Corp.	12,600	363,384
*	USA Truck, Inc.	1,900	38,019
	USEC, Inc.	56,900	842,120
	USF Corp.	18,800	898,640
*	Vail Resorts, Inc.	10,900	265,306
	Valero Energy Corp.	216,400	15,416,336
	Valhi, Inc.	88,900	1,380,617
	Valmont Industries, Inc.	2,900	73,080
*	Valpey Fisher Corp.	100	415
*	ValueClick, Inc.	26,600	336,490
*	ValueVision Media, Inc. Class A	9,800	127,400
*	Varco International, Inc.	4,400	165,924
*	Veeco Instruments, Inc.	16,900	252,824
*	VeriSign, Inc.	96,300	2,640,546
*	Veritas DGC, Inc.	3,600	97,632
*	VERITAS Software Corp.	1	24
*	Verity, Inc.	8,400	99,540
	Verizon Communications, Inc.	235,900	8,485,323
	Vesta Insurance Group, Inc.	12,600	42,840
	Viacom, Inc. Class A	85,800	3,027,882
	Viacom, Inc. Class B	1,242,400	43,359,760
	Viad Corp.	8,400	226,800
*	Viasat, Inc.	11,300	224,644
*	Viasys Healthcare, Inc.	3,717	76,905
*	Vicon Industries, Inc.	300	1,269
	Vicor Corp.	16,500	187,275
#	Video Display Corp.	600	9,173
	Vintage Petroleum, Inc.	70,000	2,078,300
*	Virologic, Inc.	15,980	37,873
*	Vishay Intertechnology, Inc.	43,611	569,124
	Visteon Corp.	68,800	461,648
*	Vitesse Semiconductor, Inc.	49,800	151,890
*	Volt Information Sciences, Inc.	13,400	390,208
*	Vyyo, Inc.	1,400	11,508
	Wachovia Corp.	6,232	330,358
#	Walter Industries, Inc.	30,140	1,156,472
	Washington Federal, Inc.	32,780	778,525
	Washington Mutual, Inc.	583,200	24,471,072
*	Waste Connections, Inc.	14,550	495,864
	Waste Industries USA, Inc.	16,100	229,425
*	WatchGuard Technologies, Inc.	15,600	56,628
*	Water Pik Technologies, Inc.	6,100	114,863
	Watsco, Inc. Class A	23,900	912,024
*	Watson Pharmaceuticals, Inc.	58,200	1,847,268
	Watts Water Technologies, Inc.	9,300	309,225
	Wausau-Mosinee Paper Corp.	32,700	493,116
*	WCI Communities, Inc.	10,400	360,880
*	WebMD Corp.	169,600	1,278,784
	Webster Financial Corp.	38,700	1,695,060
	Weis Markets, Inc.	11,700	435,006
	Wellman, Inc.	20,200	276,740
*	WellPoint, Inc.	52,339	6,388,498

29

	Werner Enterprises, Inc.	52,332	1,119,905
	Wesbanco, Inc.	8,400	225,876
	Wesco Financial Corp.	1,110	438,450
*	WESCO International, Inc.	800	28,744
*	West Marine, Inc.	8,000	193,440
*	Westaff, Inc.	3,700	20,091
*	Westcoast Hospitality Corp.	900	6,075
	Westcorp, Inc.	13,320	602,730
* #	Wet Seal, Inc. Class A	1,700	4,964
	Weyerhaeuser Co.	199,100	13,325,763
*	WFS Financial, Inc.	9,100	457,821
*	White Electronics Designs Corp.	600	3,024
*	Whitehall Jewelers, Inc.	5,842	41,186
*	Whiting Petroleum Corp.	166	7,022
	Whitney Holding Corp.	5,850	259,155
*	Wickes, Inc.	400	0
*	Wild Oats Markets, Inc.	900	5,805
* #	William Lyon Homes, Inc.	10,200	906,168
*	Willis Lease Finance Corp.	1,200	10,140
	Willow Grove Bancorp, Inc.	3,600	61,416
*	Wilshire Enterprises, Inc.	600	5,490
*	Wilson Greatbatch Technologies, Inc.	3,900	68,367
*	Wind River Systems, Inc.	5,690	76,587
* #	Winn-Dixie Stores, Inc.	37,900	24,256
	Wintrust Financial Corp.	800	42,928
*	Wireless Facilities, Inc.	17,600	124,256
	Wireless Telecom Group, Inc.	4,700	13,113
*	Witness Systems, Inc.	4,100	76,711
* #	WMS Industries, Inc.	9,100	272,909
*	Wolverine Tube, Inc.	1,500	14,925
	Woodhead Industries, Inc.	4,500	62,820
	Woodward Governor Co.	4,800	351,312
*	World Acceptance Corp.	1,130	30,849
*	Worldwide Restaurant Concepts, Inc.	12,900	67,725
	Worthington Industries, Inc.	69,000	1,445,550
*	WQN, Inc.	800	1,784
*	Xanser Corp.	10,600	35,298
*	Xerox Corp.	158,800	2,477,280
*	Xeta Corp.	1,600	5,248
* #	XM Satellite Radio Holdings, Inc.	30,800	1,015,168
*	Yahoo!, Inc.	4,152	133,985
	Yardville National Bancorp	3,100	99,324
*	Yellow Roadway Corp.	24,791	1,431,680
	York International Corp.	8,100	313,227
*	Zapata Corp.	200	14,200
*	Zhone Technologies, Inc.	900	2,421
* #	Zoltek Companies, Inc.	16,800	228,480
*	Zomax, Inc.	14,600	62,050
*	Zoran Corp.	2,332	24,976
*	Zygo Corp.	15,000	195,450
TOTAL COMMON STOCKS (Cost $1,328,016,571)			1,896,464,179

30

RIGHTS/WARRANTS — (0.0%)
*	Chart Industries, Inc. Warrants 09/15/10	3	52
*	Chiquita Brands International, Inc. Warrants 03/19/09	1,687	10,763
*	Foster Wheelers, Ltd. Warrants 09/24/07	3,500	0
*	Timco Aviation Services, Inc. Warrants 02/27/07	229	0
*	Virologic, Inc. Contingent Value Rights	15,980	4,314
TOTAL RIGHTS/WARRANTS (Cost $49,691)			15,129

		Face Amount
		(000)
BONDS — (0.0%)
*	Timco Aviation Services, Inc. Jr. Subordinated Note
	8.000%, 01/02/07	$0	47
(Cost $0)

TEMPORARY CASH INVESTMENTS — (1.9%)

	Repurchase Agreement, Merrill Lynch Triparty Repo 2.58%, 03/01/05 (Collateralized by $20,415,000 U.S. Treasury Bills 02/15/15, valued at $13,128,887) to be repurchased at $12,871,014 (Cost $12,870,092)	12,870	12,870,092

	Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $23,256,000 FHLMC Notes 4.00%, 09/22/09, valued at $23,459,490) to be repurchased at $23,113,522 (Cost $23,112,000)	23,112	23,112,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,982,092)			35,982,092

TOTAL INVESTMENTS - (100.0%) (Cost $1,364,048,354)††			$1,932,461,447

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $1,364,774,151.

31

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

COMMON STOCKS — (98.1%)
*	1-800 CONTACTS, Inc.	600	$14,142
*	1-800-FLOWERS.COM, Inc.	1,566	11,745
	1st Source Corp.	700	16,044
	21st Century Insurance Group	3,000	42,420
*	3-D Systems Corp.	300	6,087
*	3Com Corp.	20,000	71,600
	3M Co.	41,300	3,466,722
*	4Kids Entertainment, Inc.	700	13,678
*	7-Eleven, Inc.	5,600	140,672
*	99 Cents Only Stores	3,800	59,242
*	@Road, Inc.	2,803	12,698
*	A.C. Moore Arts & Crafts, Inc.	1,195	30,495
	A.G. Edwards, Inc.	4,400	189,684
* #	aaiPharma, Inc.	650	1,495
*	AAR Corp.	1,400	15,610
	Aaron Rents, Inc.	2,500	51,150
	Abbott Laboratories	82,700	3,803,373
	Abercrombie & Fitch Co.	5,000	268,500
*	Abgenix, Inc.	4,800	39,648
*	Abiomed, Inc.	1,100	11,770
*	Able Laboratories, Inc.	1,000	21,730
	ABM Industries, Inc.	2,200	40,766
*	ABX Air, Inc.	600	4,830
*	Acacia Research-Acacia Technologies	110	646
*	Acacia Research-CombiMatrix	461	1,378
*	Accelrys, Inc.	700	3,738
*	Accredited Home Lenders Holding Co.	1,300	52,026
*	Accredo Health, Inc.	2,850	121,467
*	ACE Cash Express, Inc.	800	20,240
	Aceto Corp.	1,500	13,425
*	Acme Communications, Inc.	400	2,400
*	Actel Corp.	1,100	18,766
	Action Performance Companies, Inc.	400	5,808
*	ActivCard Corp.	1,600	10,304
*	Active Power, Inc.	1,000	3,760
*	Activision, Inc.	7,800	170,508
*	Actuant Corp.	1,400	75,670
*	Actuate Corp.	1,900	5,130
	Acxiom Corp.	5,200	117,000
*	Adaptec, Inc.	3,900	21,216
*	ADC Telecommunications, Inc.	48,100	110,630
*	ADDvantage Technologies Group, Inc.	500	2,470
	Adesa, Inc.	2,900	65,453
*	Administaff, Inc.	1,600	21,440
	Adobe Systems, Inc.	14,100	870,675

1

*	Adolor Corp.	2,200	19,360
	Adtran, Inc.	3,870	72,408
*	Advance Auto Parts, Inc.	3,900	196,482
*	Advanced Digital Information Corp.	3,460	28,753
*	Advanced Energy Industries, Inc.	1,500	13,965
*	Advanced Marketing Services, Inc.	700	5,194
*	Advanced Medical Optics, Inc.	1,822	69,145
*	Advanced Micro Devices, Inc.	22,800	397,860
*	Advanced Neuromodulation Systems, Inc.	1,250	36,875
	Advanta Corp. Class A	400	8,812
	Advanta Corp. Class B Non-Voting	600	14,532
*	Advent Software, Inc.	1,900	33,554
	Advo, Inc.	1,550	56,838
*	AEP Industries, Inc.	300	6,120
*	Aeroflex, Inc.	3,800	38,608
*	Aeropostale, Inc.	2,800	89,320
*	AES Corp.	39,200	656,208
*	Aether Systems, Inc.	1,200	4,104
*	AFC Enterprises, Inc.	500	13,200
*	Affiliated Computer Services, Inc. Class A	7,500	387,750
*	Affiliated Managers Group, Inc.	2,150	139,234
*	Affymetrix, Inc.	3,100	132,463
	AFLAC, Inc.	34,100	1,307,053
*	Aftermarket Technology Corp.	1,200	17,412
*	AGCO Corp.	5,100	99,297
*	Agere Systems, Inc. Class A	511	838
*	Agile Software Corp.	2,100	14,406
*	Agilent Technologies, Inc.	28,600	686,400
	Agilysys, Inc.	2,000	37,720
	AGL Resources, Inc.	3,600	124,632
*	Air Methods Corp.	500	3,775
	Air Products & Chemicals, Inc.	12,000	751,440
	Airgas, Inc.	4,300	107,930
*	AirGate PCS, Inc.	500	18,335
*	Airspan Networks, Inc.	1,300	5,707
*	Airtran Holdings, Inc.	4,600	36,708
*	AK Steel Holding Corp.	5,800	101,790
*	Akamai Technologies, Inc.	44,500	489,945
*	Akorn, Inc.	600	2,106
* #	Aksys, Ltd.	900	4,212
	Alabama National Bancorporation	700	43,645
*	Alaska Air Group, Inc.	1,200	34,032
	Albany International Corp. Class A	1,600	51,600
*	Albany Molecular Research, Inc.	900	8,820
	Albemarle Corp.	2,500	95,000
	Alberto-Culver Co. Class B	5,050	263,963
	Albertson’s, Inc.	15,200	340,328
	Alcoa, Inc.	46,200	1,483,944
*	Aleris International, Inc.	1,700	34,119
	Alexander & Baldwin, Inc.	2,300	104,420
*	Alexion Pharmaceuticals, Inc.	1,300	30,355
	Alfa Corp.	3,200	46,176
*	Align Technology, Inc.	2,000	15,140
*	Alkermes, Inc.	4,200	49,056
*	Allegheny Corp.	106	29,044

2

*	Allegheny Energy, Inc.	9,100	172,263
	Allegheny Technologies, Inc.	5,221	128,489
	Allergan, Inc.	8,600	646,548
	ALLETE, Inc.	800	31,744
*	Alliance Data Systems Corp.	4,500	177,525
*	Alliance Gaming Corp.	2,700	29,970
*	Alliance Imaging, Inc.	2,300	26,036
*	Alliance Semiconductor Corp.	1,000	2,690
	Alliant Energy Corp.	3,900	104,325
*	Alliant Techsystems, Inc.	2,150	148,844
*	Allied Defense Group, Inc.	200	4,600
*	Allied Healthcare International, Inc.	100	654
*	Allied Waste Industries, Inc.	18,300	150,426
*	Allmerica Financial Corp.	3,300	118,140
*	Allos Therapeutics, Inc.	800	1,808
*	Alloy, Inc.	1,000	6,080
*	Allscripts Healthcare Solutions, Inc.	1,800	24,120
	Allstate Corp.	34,557	1,855,020
	Alltel Corp.	16,100	920,920
	Alpharma, Inc. Class A	1,500	19,680
*	Altera Corp.	19,500	404,430
*	Altiris, Inc.	1,300	37,999
	Altria Group, Inc.	82,300	5,402,995
*	Amazon.com, Inc.	20,300	714,154
	AMBAC Financial Group, Inc.	7,400	575,572
	Ambassadors Group, Inc.	100	3,333
	Ambassadors International, Inc.	100	1,476
	AMCOL International Corp.	1,300	28,795
	Amcore Financial, Inc.	1,000	28,430
*	Amedisys, Inc.	1,000	31,940
	Amerada Hess Corp.	4,800	481,920
	Amerco, Inc.	100	4,461
	Ameren Corp.	7,300	375,731
*	America Services Group, Inc.	850	21,284
*	America West Holdings Corp. Class B	1,300	6,370
	American Axle & Manufacturing Holdings, Inc.	3,500	92,470
	American Capital Strategies, Ltd.	3,200	111,040
	American Eagle Outfitters, Inc.	4,000	216,520
	American Electric Power Co., Inc.	18,000	601,200
	American Express Co.	76,400	4,137,060
	American Financial Group, Inc.	3,800	115,862
	American Greetings Corp. Class A	4,000	98,520
*	American Healthways, Inc.	1,600	54,368
	American International Group, Inc.	186,400	12,451,520
	American Italian Pasta Co.	700	18,900
*	American Medical Systems Holdings, Inc.	1,700	67,320
	American National Insurance Co.	500	54,570
*	American Pacific Corp.	100	889
* #	American Pharmaceutical Partners, Inc.	3,800	198,588
*	American Physicians Capital, Inc.	500	18,245
	American Power Conversion Corp.	10,200	224,604
*	American Retirement Corp.	1,500	19,350
*	American Science & Engineering, Inc.	500	22,320
	American Standard Companies, Inc.	11,500	526,700
	American States Water Co.	500	13,600

3

*	American Superconductor Corp.	1,600	17,088
*	American Tower Corp.	14,000	256,620
*	American West Bancorporation	133	2,627
	American Woodmark Corp.	800	29,448
*	America’s Car-Mart, Inc.	700	24,822
*	AmeriCredit Corp.	10,100	237,956
*	AMERIGROUP Corp.	3,100	123,566
*	AmeriServe Financial, Inc.	700	3,850
	AmerisourceBergen Corp.	7,500	449,250
	Ameristar Casinos, Inc.	1,400	68,572
*	Ameritrade Holding Corp.	24,600	261,498
	Ameron International Corp.	200	7,024
	AmerUs Group Co.	2,200	105,886
	Ametek, Inc.	4,500	172,530
*	Amgen, Inc.	72,158	4,445,654
*	AMICAS, Inc.	1,300	5,148
*	Amkor Technology, Inc.	9,600	41,952
*	AMN Healthcare Services, Inc.	1,700	23,001
*	Amphenol Corp.	4,800	191,520
* #	AMR Corp.	7,200	61,128
	AmSouth Bancorporation	18,300	457,134
*	Amsurg Corp.	1,650	39,864
*	Amylin Pharmaceuticals, Inc.	4,800	102,816
	Anadarko Petroleum Corp.	15,400	1,183,644
* #	Anadigics, Inc.	100	237
	Analog Devices, Inc.	21,598	793,079
	Analogic Corp.	300	12,882
*	Anaren, Inc.	700	8,939
	Anchor Bancorp Wisconsin, Inc.	1,000	27,490
*	Andrew Corp.	9,832	118,967
*	Andrx Group	4,300	96,535
	Anheuser-Busch Companies, Inc.	41,700	1,978,665
	Anixter International, Inc.	2,200	82,588
*	AnnTaylor Stores Corp.	3,675	81,438
*	Ansoft Corp.	500	13,100
*	AnswerThink, Inc.	2,000	8,560
*	Ansys, Inc.	1,600	57,536
*	Anteon International Corp.	1,800	68,328
* #	Antigenics, Inc.	2,400	16,560
	AON Corp.	12,600	308,826
*	AP Pharma, Inc.	500	994
*	APAC Customer Services, Inc.	700	861
	Apache Corp.	21,598	1,358,082
* #	Aphton Corp.	1,200	1,656
	Apogee Enterprises, Inc.	1,100	15,389
* #	Apogee Technology, Inc.	500	1,535
*	Apollo Group, Inc. Class A	8,950	659,078
*	Apple Computer, Inc.	42,200	1,893,092
	Applebees International, Inc.	4,600	131,146
	Applera Corp. - Applied Biosystems Group	200	4,108
*	Applera Corp. - Celera Genomics Group	2,800	31,108
*	Applica, Inc.	900	4,653
*	Applied Films Corp.	600	13,470
	Applied Industrial Technologies, Inc.	750	21,240
*	Applied Materials, Inc.	99,500	1,741,250

4

*	Applied Micro Circuits Corp.	12,800	44,160
	Applied Signal Technologies, Inc.	500	11,665
*	Apria Healthcare Group, Inc.	2,600	84,396
	Aptargroup, Inc.	2,400	123,888
	Aqua America, Inc.	5,225	128,430
*	aQuantive, Inc.	3,400	35,938
*	Aquila, Inc.	11,000	39,270
	ARAMARK Corp.	6,600	184,998
*	Arch Capital Group, Ltd.	100	4,148
	Arch Chemicals, Inc.	1,100	31,438
	Arch Coal, Inc.	3,700	164,983
	Archer-Daniels-Midland Co.	40,800	983,280
	Arctic Cat, Inc.	800	21,680
*	Arena Pharmaceuticals, Inc.	600	3,210
*	ARGON ST, Inc.	1,000	32,580
*	Argonaut Group, Inc.	1,400	32,886
*	Argosy Gaming Corp.	1,500	69,255
*	Ariad Pharmaceuticals, Inc.	2,900	18,154
*	Ariba, Inc.	2,341	21,327
	Arkansas Best Corp.	1,400	60,508
*	Armor Holdings, Inc.	1,800	71,856
* #	Arotech Corp.	400	548
*	Arqule, Inc.	800	4,000
*	Array BioPharma, Inc.	1,800	15,156
*	Arris Group, Inc.	5,179	32,887
*	Arrow Electronics, Inc.	6,500	174,850
	Arrow International, Inc.	2,500	84,350
*	Artesyn Technologies, Inc.	1,500	15,540
*	Arthrocare Corp.	1,000	28,820
*	Asbury Automotive Group, Inc.	3,800	57,760
*	Ascential Software Corp.	1,225	19,000
	Ashland, Inc.	3,100	202,399
*	Ashworth, Inc.	600	6,618
*	Ask Jeeves, Inc.	3,141	71,803
*	Aspect Communications Corp.	2,600	28,340
*	Aspect Medical Systems, Inc.	1,200	25,896
*	Aspen Technology, Inc.	1,600	8,480
	Associated Banc-Corp	6,714	215,251
*	Astec Industries, Inc.	1,160	21,518
	Astoria Financial Corp.	3,500	131,530
*	ASV, Inc.	800	35,760
*	Asyst Technologies, Inc.	1,900	9,272
	AT&T Corp.	30,600	594,558
*	Atari, Inc.	4,600	12,282
*	AtheroGenics, Inc.	1,500	24,765
*	Atmel Corp.	26,300	82,845
*	ATMI, Inc.	1,700	46,274
	Atmos Energy Corp.	2,800	77,196
*	ATP Oil & Gas Corp.	1,300	31,369
*	ATS Medical, Inc.	300	1,143
*	Atwood Oceanics, Inc.	1,000	68,750
*	Audiovox Corp. Class A	800	11,928
*	August Technology Corp.	400	4,892
*	Authentidate Holding Corp.	800	4,032
*	autobytel.com, Inc.	2,000	11,040

5

	Autodesk, Inc.	14,200	422,024
	Automatic Data Processing, Inc.	33,800	1,452,048
*	AutoNation, Inc.	14,900	290,997
*	Autozone, Inc.	4,100	397,290
*	Avanex Corp.	7,300	12,702
*	AVANIR Pharmaceuticals Class A	4,900	11,221
*	Avant Immunotherapeutics, Inc.	566	951
*	Avatar Holdings, Inc.	100	5,087
	Avery Dennison Corp.	4,700	285,290
*	AVI BioPharma, Inc.	1,200	3,108
*	Aviall, Inc.	1,700	47,600
*	Avici Systems, Inc.	300	1,620
*	Avid Technology, Inc.	1,900	127,110
*	Avigen, Inc.	200	572
	Avista Corp.	1,200	21,888
*	Avnet, Inc.	6,800	131,920
*	Avocent Corp.	3,100	106,206
	Avon Products, Inc.	26,800	1,146,236
	AVX Corp.	8,900	109,203
*	Aware, Inc.	600	3,684
*	Axcelis Technologies, Inc.	5,300	45,580
*	AXM Pharma, Inc.	100	255
*	AXS-One, Inc.	400	1,208
*	Aztar Corp.	1,900	56,449
	Baker Hughes, Inc.	18,400	869,952
	Baldor Electric Co.	1,500	39,000
	Ball Corp.	6,400	284,160
*	Bally Total Fitness Holding Corp.	1,500	4,890
	BancorpSouth, Inc.	3,400	71,468
	Bandag, Inc.	400	17,684
	Bank of America Corp.	183,852	8,576,696
	Bank of Hawaii Corp.	2,500	113,800
	Bank of New York Co., Inc.	38,800	1,173,700
	Bank of The Ozarks, Inc.	900	31,050
	Banknorth Group, Inc.	9,500	342,855
*	BankUnited Financial Corp. Class A	1,700	48,110
	Banner Corp.	600	17,730
	Banta Corp.	1,200	52,752
	Bard (C.R.), Inc.	6,800	452,200
*	Barnes & Noble, Inc.	3,900	133,224
	Barnes Group, Inc.	900	24,012
*	Barr Laboratories, Inc.	6,525	311,503
*	Barry (R.G.) Corp.	100	395
	Bausch & Lomb, Inc.	3,400	240,686
	Baxter International, Inc.	32,700	1,166,082
	Bay View Capital Corp.	320	5,216
*	BayCorp Holdings, Ltd.	6	78
	BB&T Corp.	25,678	1,005,294
*	BE Aerospace, Inc.	2,100	25,263
*	BEA Systems, Inc.	22,900	190,070
	Bear Stearns Companies, Inc.	8,200	815,900
*	BearingPoint, Inc.	9,300	73,098
*	Beasley Broadcast Group, Inc.	405	7,006
#	Beazer Homes USA, Inc.	900	154,728
	Bebe Stores, Inc.	3,200	90,080

6

	Beckman Coulter, Inc.	3,600	253,620
	Becton Dickinson & Co.	14,500	868,115
*	Bed Bath and Beyond, Inc.	14,900	559,048
	BEI Technologies, Inc.	900	24,687
	Belden CDT, Inc.	1,600	38,432
*	Bell Microproducts, Inc.	1,100	9,823
	BellSouth Corp.	72,500	1,870,500
	Belo Corp. Class A	5,100	120,360
	Bemis Co., Inc.	5,600	167,104
*	Benchmark Electronics, Inc.	2,600	84,552
*	Bentley Pharmaceuticals, Inc.	1,000	9,850
	Berkley (W.R.) Corp.	5,525	283,764
	Berry Petroleum Corp. Class A	1,300	80,483
	Best Buy Co., Inc.	18,900	1,020,978
*	Beverly Enterprises, Inc.	5,700	68,400
*	BFC Financial Corp.	800	10,240
*	Big Lots, Inc.	5,200	60,684
*	BindView Development Corp.	1,000	3,400
*	BioCryst Pharmaceuticals, Inc.	897	5,274
*	Bioenvision, Inc.	1,400	10,710
*	Biogen Idec, Inc.	20,255	782,856
*	Bio-Imaging Technologies, Inc.	300	873
#	BioLase Technology, Inc.	1,000	10,060
*	BioMarin Pharmaceutical, Inc.	3,200	17,184
	Biomet, Inc.	16,400	692,408
*	Bio-Rad Laboratories, Inc. Class A	200	9,782
*	Bio-Reference Laboratories, Inc.	500	7,300
* #	BioSante Pharmaceuticals, Inc.	400	2,016
* #	Biosite, Inc.	800	46,352
*	Biosource International, Inc.	100	600
*	BioSphere Medical, Inc.	200	832
*	Bioveris Corp.	476	3,061
*	BISYS Group, Inc.	7,300	108,186
	BJ Services Co.	9,300	464,628
*	BJ’s Restaurants, Inc.	900	14,535
*	BJ’s Wholesale Club, Inc.	4,200	128,394
	Black & Decker Corp.	4,800	398,016
	Black Box Corp.	600	23,370
	Black Hills Corp.	300	9,510
	Blackrock, Inc.	1,000	77,610
	Blair Corp.	200	6,560
	Blockbuster, Inc. Class A	6,100	54,107
*	Blockbuster, Inc. Class B	4,200	36,162
*	Blount International, Inc.	1,400	23,982
*	Blue Coat Systems, Inc.	700	13,034
*	Bluegreen Corp.	1,600	39,488
	Blyth, Inc.	2,200	69,938
*	BMC Software, Inc.	13,000	194,350
	Bob Evans Farms, Inc.	1,100	24,915
	Boeing Co.	44,400	2,440,668
*	BOK Financial Corp.	3,729	151,286
*	Bombay Co., Inc.	1,100	6,270
*	Bone Care International, Inc.	1,100	29,766
	Bon-Ton Stores, Inc.	300	5,163
* #	Bookham, Inc.	180	385

7

	Borders Group, Inc.	4,300	110,639
	BorgWarner, Inc.	4,100	216,275
*	Borland Software Corp.	4,500	37,575
*	Boston Beer Co., Inc. Class A	700	16,590
*	Boston Communications Group, Inc.	600	4,524
	Boston Private Financial Holdings, Inc.	1,500	40,500
*	Boston Scientific Corp.	44,000	1,437,040
*	Bottomline Technologies, Inc.	700	9,135
	Bowater, Inc.	2,500	97,075
	Bowne & Co., Inc.	1,500	23,700
	Boyd Gaming Corp.	5,100	249,951
*	Boyds Collection, Ltd.	3,200	7,296
*	Bradley Pharmaceuticals, Inc.	900	8,775
	Brady Co. Class A	2,200	76,164
	Briggs & Stratton Corp.	2,600	102,492
*	Brigham Exploration Co.	2,400	22,680
*	Brightpoint, Inc.	1,350	24,327
*	Brillian Corp.	125	367
*	Brinker International, Inc.	4,700	177,942
	Bristol-Myers Squibb Co.	67,600	1,692,028
*	Broadcom Corp.	14,100	454,725
* #	BroadVision, Inc.	963	2,099
* #	Broadwing Corp.	1,200	7,080
*	Brocade Communications Systems, Inc.	16,600	102,920
	Brookline Bancorp, Inc.	1,500	22,770
*	Brooks Automation, Inc.	2,424	43,899
*	Brookstone, Inc.	1,125	16,447
*	Brooktrout, Inc.	500	6,455
	Brown & Brown, Inc.	4,500	208,800
	Brown Shoe Company, Inc.	700	23,380
	Brown-Forman Corp. Class B	3,200	162,880
*	Bruker BioSciences Corp.	4,210	15,703
	Brunswick Corp.	7,800	363,792
*	Brush Engineered Materials, Inc.	1,100	22,407
*	Buckeye Technologies, Inc.	2,000	23,940
	Buckle, Inc.	300	9,093
	Building Materials Holding Corp.	800	36,912
	Burlington Coat Factory Warehouse Corp.	1,700	47,668
	Burlington Northern Santa Fe Corp.	4,800	241,296
	Burlington Resources, Inc.	23,900	1,186,157
*	Bush Industries, Inc. Escrow	100	2
	C&D Technologies, Inc.	1,300	17,914
*	C-COR, Inc.	2,498	18,935
	C. H. Robinson Worldwide, Inc.	4,900	268,520
*	Cablevision Systems New York Group Class A	10,400	323,024
	Cabot Corp.	3,400	118,320
*	Cabot Microelectronics Corp.	1,300	42,237
	Cabot Oil & Gas Corp.	2,000	111,980
*	Cache, Inc.	665	10,414
*	CACI International, Inc. Class A	1,700	91,732
*	Cadence Design Systems, Inc	16,500	227,370
*	Caesars Entertainment, Inc.	17,200	345,032
*	Cal Dive International, Inc.	2,400	121,872
*	CalAmp Corp.	400	2,896
	Calgon Carbon Corp.	1,900	16,587

8

*	California Coastal Communities, Inc.	100	2,573
*	California Micro Devices Corp.	600	4,632
*	California Pizza Kitchen, Inc.	1,000	23,920
	California Water Service Group	800	27,360
*	Caliper Life Sciences, Inc.	900	6,516
	Callaway Golf Co.	1,600	21,472
*	Callon Petroleum Co.	400	6,388
#	Cal-Maine Foods, Inc.	1,300	12,636
* #	Calpine Corp.	33,100	109,561
	Cambrex Corp.	900	20,421
	Campbell Soup Co.	21,500	595,550
*	Candela Corp.	1,000	9,650
*	Candie’s, Inc.	800	4,144
*	Cantel Medical Corp.	750	18,450
*	Canyon Resources Corp.	500	405
	Capital One Financial Corp.	14,900	1,142,532
*	Capital Pacific Holdings, Inc.	100	442
*	Capital Senior Living Corp.	500	2,730
	Capitol Federal Financial	3,000	109,410
*	Capstone Turbine Corp.	1,400	2,366
*	Captaris, Inc.	500	2,430
*	Caraco Pharmaceutical Laboratories, Ltd.	100	871
*	Caraustar Industries, Inc.	1,500	21,435
	CARBO Ceramics, Inc.	1,100	81,378
*	Cardiac Sciences, Inc.	1,600	2,928
*	Cardinal Financial Corp.	600	6,144
	Cardinal Health, Inc.	26,682	1,562,231
*	CardioDynamics International Corp.	1,500	6,585
* #	Cardiotech International, Inc.	400	880
*	Career Education Corp.	5,700	194,655
*	Caremark Rx, Inc.	27,998	1,071,763
	Carlisle Companies, Inc.	1,800	125,172
*	CarMax, Inc.	5,699	188,067
	Carmike Cinemas, Inc.	900	31,401
	Carpenter Technology Corp.	1,500	101,430
*	Carrier Access Corp.	1,600	11,136
*	Carrizo Oil & Gas, Inc.	100	1,499
	Cascade Corp.	600	21,540
	Cascade Natural Gas Corp.	500	10,275
*	Casella Waste Systems, Inc. Class A	1,200	17,940
	Casey’s General Stores, Inc.	2,300	41,492
	Cash America International, Inc.	1,600	46,416
*	Casual Male Retail Group, Inc.	1,200	6,948
	Catalina Marketing Corp.	2,700	72,765
*	Catalyst Semiconductor, Inc.	500	2,450
*	Catapult Communications Corp.	900	21,600
	Caterpillar, Inc.	16,700	1,587,335
	Cathay General Bancorp	3,252	117,202
	Cato Corp. Class A	900	26,766
*	Cavalier Homes, Inc.	600	3,228
*	Cavco Industries, Inc.	300	8,049
	CBRL Group, Inc.	2,800	119,868
*	CCC Information Services Group, Inc.	500	10,955
	CDI Corp.	400	8,324
	CDW Corp.	4,500	258,615

9

*	CEC Entertainment, Inc.	2,300	89,010
*	Celadon Group, Inc.	500	10,870
	Celeritek, Inc.	700	532
*	Celestica, Inc.	175	2,250
*	Celgene Corp.	8,600	235,425
* #	Cell Genesys, Inc.	2,500	15,050
* #	Cell Therapeutics, Inc.	2,000	19,760
*	Cellegy Pharmaceuticals, Inc.	100	201
*	CellStar Corp.	1,000	2,940
	Cendant Corp.	59,176	1,308,973
*	Centene Corp.	2,200	73,392
*	Centennial Communications Corp.	3,200	34,016
	Center Financial Corp.	1,000	22,300
	CenterPoint Energy, Inc.	11,400	136,572
	Centex Corp.	8,000	508,720
*	Centillium Communications, Inc.	890	1,824
*	Centra Software, Inc.	600	1,572
*	Central European Distribution Corp.	850	32,742
*	Central Garden & Pet Co.	1,100	50,182
	Central Pacific Financial Corp.	1,300	46,540
	Central Parking Corp.	1,400	19,404
	Central Vermont Public Service Corp.	400	8,996
*	Century Aluminum Co.	2,200	71,522
*	Century Business Services, Inc.	3,100	12,989
* #	Cenuco, Inc.	200	1,084
*	Cenveo, Inc.	1,600	5,968
*	Cephalon, Inc.	3,400	166,838
*	Cepheid, Inc.	2,000	21,760
*	Ceradyne, Inc.	1,575	47,407
*	Ceres Group, Inc.	1,000	5,360
*	Ceridian Corp.	8,900	162,425
*	Cerner Corp.	2,400	125,040
*	Cerus Corp.	500	2,225
*	CEVA, Inc.	200	1,582
	CH Energy Group, Inc.	500	23,075
*	Champion Enterprises, Inc.	3,300	34,155
*	Champps Entertainment, Inc.	500	4,460
*	Charles and Colvard, Ltd.	500	4,650
*	Charles River Laboratories International, Inc.	3,520	162,272
*	Charlotte Russe Holding, Inc.	800	9,544
*	Charming Shoppes, Inc.	4,500	34,695
* #	Chart Industries, Inc.	2	98
* #	Charter Communications, Inc.	5,525	10,111
*	Chattem, Inc.	1,000	36,600
*	Checkers Drive-In Restaurants, Inc.	500	7,150
*	CheckFree Corp.	5,500	211,970
*	Checkpoint Systems, Inc.	1,900	31,711
*	Cheesecake Factory, Inc.	4,400	149,732
	Chemed Corp.	800	57,120
	Chemical Financial Corp.	1,076	35,723
*	Cheniere Energy, Inc.	1,700	126,480
	Chesapeake Corp.	500	10,725
	Chesapeake Energy Corp.	14,000	303,660
	ChevronTexaco Corp.	102,700	6,375,616
*	Chicos FAS, Inc.	9,800	288,610

10

	Chiquita Brands International, Inc.	1,600	36,512
*	Chiron Corp.	11,600	412,728
	Chittenden Corp.	2,075	55,153
	Choice Hotels International, Inc.	1,600	94,608
*	ChoicePoint, Inc.	5,100	205,530
*	Cholestech Corp.	400	4,452
*	Chordiant Software, Inc.	2,900	5,046
	Christopher & Banks Corp.	1,950	32,116
*	Chromcraft Revington, Inc.	100	1,305
*	Chronimed, Inc.	393	3,073
	Chubb Corp.	9,600	759,456
	Church & Dwight Co., Inc.	3,650	129,100
*	Ciber, Inc.	2,600	19,474
*	CIENA Corp.	17,700	35,046
	CIGNA Corp.	8,100	735,480
*	Cimarex Energy Co.	1,456	59,216
*	Cincinnati Bell, Inc.	8,200	36,080
	Cincinnati Financial Corp.	6,735	301,257
	Cinergy Corp.	6,800	275,060
	Cintas Corp.	10,400	455,312
*	Ciphergen Biosystems, Inc.	600	1,860
	CIRCOR International, Inc.	600	15,000
	Circuit City Stores, Inc.	10,200	159,426
*	Cirrus Logic, Inc.	4,800	22,464
*	Cisco Sytems, Inc.	345,500	6,018,610
	Citigroup, Inc.	247,916	11,830,552
	Citizens Banking Corp.	2,000	61,660
	Citizens Communications Co.	15,700	209,438
*	Citizens, Inc.	1,657	9,279
*	Citrix Systems, Inc.	9,200	207,000
	City Holding Co.	700	21,791
	City National Corp.	2,400	164,280
*	CKE Restaurants, Inc.	2,600	40,144
	Claire’s Stores, Inc.	5,300	121,953
	Clarcor, Inc.	1,500	82,905
	Clark, Inc.	900	15,723
*	Clarus Corp.	100	865
*	Clayton Williams Energy, Inc.	100	3,160
*	Clean Harbors, Inc.	200	3,562
	Clear Channel Communications, Inc.	34,435	1,145,997
	Cleco Corp.	700	14,203
	Cleveland-Cliffs, Inc.	1,200	96,420
	Clorox Co.	11,200	672,448
*	Closure Medical Corp.	800	18,112
*	CMGI, Inc.	4,200	8,106
*	CMS Energy Corp.	12,100	146,894
*	CNA Financial Corp.	15,500	445,935
*	CNA Surety Corp.	1,900	26,220
*	CNET Networks, Inc.	6,800	61,540
	CNF, Inc.	2,900	133,023
	CNS, Inc.	600	10,188
*	Coach, Inc.	10,300	571,959
	Coachmen Industries, Inc.	500	7,495
	Coca-Cola Co.	127,500	5,457,000
*	Coca-Cola Enterprises, Inc.	28,500	608,475

11

*	Coeur d’Alene Mines Corp.	11,300	45,313
	Cognex Corp.	2,700	74,790
*	Cognizant Technology Solutions Corp.	7,145	337,458
*	Coherent, Inc.	1,200	36,420
	Cohu, Inc.	1,400	25,522
*	Coinstar, Inc.	1,300	30,433
*	Coldwater Creek, Inc.	1,687	46,747
	Colgate-Palmolive Co.	27,500	1,455,300
*	Collagenex Pharmaceuticals, Inc.	400	2,020
*	Collins & Aikman Corp.	3,600	7,164
	Columbia Banking System, Inc.	855	20,349
*	Columbia Laboratories, Inc.	100	198
*	Columbia Sportswear Co.	2,400	134,520
*	Columbus McKinnon Corp.	500	6,296
*	Comcast Corp. Class A	94,524	3,076,756
*	Comcast Corp. Special Class A Non-Voting	31,600	1,006,776
	Comerica, Inc.	9,000	513,720
*	Comfort Systems USA, Inc.	1,400	10,808
#	Commerce Bancorp, Inc.	4,800	294,144
	Commerce Bancshares, Inc.	3,704	174,866
	Commerce Group, Inc.	1,700	115,923
	Commercial Capital Bancorp, Inc.	1,449	31,298
	Commercial Federal Corp.	1,100	30,063
	Commercial Metals Co.	3,600	125,280
*	Commonwealth Telephone Enterprises, Inc.	1,200	57,120
*	CommScope, Inc.	3,100	46,934
	Community Bank System, Inc.	1,200	28,152
*	Community Health Systems, Inc.	5,800	187,746
	Compass Bancshares, Inc.	6,500	295,165
*	Compex Technologies, Inc.	500	2,375
*	CompuCredit Corp.	2,700	80,784
	Computer Associates International, Inc.	35,744	968,305
*	Computer Horizons Corp.	100	374
*	Computer Network Technology Corp.	800	3,920
	Computer Programs & Systems, Inc.	400	10,332
*	Computer Sciences Corp.	10,900	503,907
*	Compuware Corp.	24,116	163,024
*	Comstock Resources, Inc.	2,100	57,750
*	Comtech Telecommunications Corp.	800	28,768
*	Comverse Technology, Inc.	11,600	269,236
	ConAgra, Inc.	20,700	565,524
*	Conceptus, Inc.	1,000	7,860
*	Concord Camera Corp.	900	1,638
*	Concord Communications, Inc.	600	6,186
*	Concur Technologies, Inc.	1,400	11,830
*	Concurrent Computer Corp.	1,700	3,536
*	Conexant Systems, Inc.	12,411	22,340
*	Conmed Corp.	1,600	47,376
*	Connetics Corp.	1,700	42,075
	ConocoPhillips	37,506	4,159,040
	CONSOL Energy, Inc.	5,100	233,784
	Consolidated Edison, Inc.	10,900	465,975
*	Consolidated Graphics, Inc.	900	46,845
*	Constellation Brands, Inc.	6,200	331,886
	Constellation Energy Group	8,100	416,907

12

*	Continental Airlines, Inc.	3,400	36,414
*	Convera Corp.	900	5,283
*	Convergys Corp.	8,000	119,920
*	Cooper Cameron Corp.	3,700	213,453
	Cooper Companies, Inc.	2,665	219,463
	Cooper Tire & Rubber Co.	3,300	63,855
*	Copart, Inc.	5,224	121,719
*	Corillian Corp.	900	2,862
*	Corinthian Colleges, Inc.	4,800	82,992
*	Corio, Inc.	600	1,674
*	Corixa Corp.	2,000	7,760
	Corn Products International, Inc.	4,400	123,068
*	Cornell Companies, Inc.	500	7,130
*	Corning, Inc.	78,100	895,807
	Corporate Executive Board Co.	2,600	162,630
*	Corrections Corporation of America	1,900	71,516
	Corus Bankshares, Inc.	1,544	76,351
*	Cost Plus, Inc.	1,200	33,756
*	CoStar Group, Inc.	1,100	40,513
	Costco Wholesale Corp.	29,000	1,351,110
	Countrywide Financial Corp.	38,798	1,348,230
*	Covance, Inc.	3,800	166,098
*	Covansys Corp.	1,000	11,800
*	Covenant Transport, Inc. Class A	600	12,378
*	Coventry Health Care, Inc.	5,905	372,605
*	Cox Radio, Inc.	2,400	38,544
	Crane Co.	3,500	104,300
*	Cray, Inc.	4,900	18,424
*	Credence Systems Corp.	2,900	25,433
*	Credit Acceptance Corp.	2,291	52,349
* #	Cree, Inc.	4,300	101,136
*	Criticare Systems, Inc.	100	317
	Crompton Corp.	5,328	72,994
*	Cross (A.T.) Co. Class A	100	535
*	Cross Country Healthcare, Inc.	1,300	19,877
*	Crown Castle International Corp.	13,400	218,956
*	Crown Holdings, Inc.	8,500	139,825
*	Crown Media Holdings, Inc.	3,400	31,042
*	CryoLife, Inc.	700	5,460
*	CSG Systems International, Inc.	2,700	46,170
*	CSK Auto Corp.	2,600	41,340
	CSS Industries, Inc.	150	4,944
	CSX Corp.	11,400	470,934
	CT Communications, Inc.	500	5,575
	CTS Corp.	1,200	15,780
	Cubic Corp.	1,200	22,488
*	Cubist Pharmaceuticals, Inc.	1,700	17,510
	Cullen Frost Bankers, Inc.	2,500	116,200
*	Culp, Inc.	400	2,480
	Cummins, Inc.	2,400	176,184
*	Cumulus Media, Inc. Class A	2,400	33,960
*	CUNO, Inc.	900	50,580
*	CuraGen Corp.	3,000	16,590
*	Curative Health Services, Inc.	800	3,488
*	Curis, Inc.	1,200	4,896

13

	Curtiss-Wright Corp.	200	11,110
	Cutter & Buck, Inc.	100	1,565
*	CV Therapeutics, Inc.	1,600	35,088
	CVB Financial Corp.	6,483	121,232
	CVS Corp.	24,500	1,220,835
*	Cyberguard Corp.	800	5,664
*	Cyberonics, Inc.	1,200	44,988
*	Cyberoptics Corp.	410	5,596
*	Cybersource Corp.	1,000	5,380
*	Cymer, Inc.	2,100	60,700
*	Cypress Bioscience, Inc.	1,600	19,104
*	Cypress Semiconductor Corp.	7,800	109,824
	Cytec Industries, Inc.	2,400	121,272
*	Cytyc Corp.	5,700	129,960
	D&K Healthcare Resources, Inc.	500	3,850
*	Dade Behring Holdings, Inc.	2,600	163,046
*	Daktronics, Inc.	1,200	26,220
	Dana Corp.	7,000	100,940
	Danaher Corp.	22,600	1,224,242
*	Danielson Holding Corp.	600	9,744
	Darden Restaurants, Inc.	9,150	245,220
*	Darling International, Inc.	3,400	14,280
*	Dataram Corp.	100	484
	Datascope Corp.	1,300	45,734
*	DaVita, Inc.	5,250	221,760
*	Dean Foods Co.	9,750	336,862
	Deb Shops, Inc.	100	2,840
*	Deckers Outdoor Corp.	100	4,101
	Deere & Co.	13,500	959,985
*	Del Monte Foods Co.	12,800	135,552
*	Dell, Inc.	123,700	4,959,133
	Delphi Corp.	24,700	169,689
	Delphi Financial Group, Inc. Class A	1,800	80,244
	Delta & Pine Land Co.	2,000	57,980
* #	Delta Air Lines, Inc.	4,500	20,880
	Delta Financial Corp.	600	4,950
*	Delta Petroleum Corp.	2,200	34,034
	Deltic Timber Corp.	1,000	45,900
	Deluxe Corp.	1,800	70,272
*	Denbury Resources, Inc.	3,500	118,895
* #	Dendreon Corp.	3,369	22,134
*	Dendrite International, Inc.	2,600	39,936
	Dentsply International, Inc.	5,350	294,089
*	Department 56, Inc.	500	8,260
*	DepoMed, Inc.	1,003	4,092
	Devon Energy Corp.	5,796	271,195
*	DeVry, Inc.	3,800	66,044
*	DHB Industries, Inc.	2,000	28,380
	Diagnostic Products Corp.	1,600	73,008
	Diamond Offshore Drilling, Inc.	7,500	371,250
*	DiamondCluster International, Inc.	1,670	28,607
	Diebold, Inc.	4,200	224,154
*	Digene Corp.	1,200	28,836
*	Digi International, Inc.	1,332	20,113
*	Digimarc Corp.	1,000	7,740

14

*	Digital Angel Corp.	1,500	6,675
*	Digital Impact, Inc.	300	600
*	Digital Insight Corp.	2,100	33,705
*	Digital River, Inc.	1,900	57,247
*	Digital Theater Systems, Inc.	200	3,692
*	Digitas, Inc.	4,100	40,590
	Dillards, Inc. Class A	4,200	97,860
	Dime Community Bancshares	1,550	24,195
	DIMON, Inc.	700	4,536
*	Dionex Corp.	1,000	57,560
*	Discovery Laboratories, Inc.	2,100	12,327
*	Discovery Partners International, Inc.	100	450
	Disney (Walt) Co.	123,100	3,439,414
*	Distributed Energy Systems Corp.	600	2,382
*	Ditech Communications Corp.	2,200	27,632
*	Diversa Corp.	2,700	17,928
*	Dixie Group, Inc.	390	7,211
*	DJ Orthopedics, Inc.	1,200	28,932
*	DocuCorp International, Inc.	400	3,488
	Dollar General Corp.	17,800	377,894
*	Dollar Thrifty Automotive Group, Inc.	1,100	33,913
*	Dollar Tree Stores, Inc.	6,700	180,565
	Dominion Resources, Inc.	15,000	1,080,450
	Donaldson Co., Inc.	14,900	475,161
	Donnelley (R.R.) & Sons Co.	10,000	332,100
*	Dot Hill Systems Corp.	1,100	6,941
*	DoubleClick, Inc.	7,100	55,309
*	DOV Pharmaceutical, Inc.	1,200	18,024
	Dover Corp.	11,500	444,705
	Dover Motorsports, Inc.	200	1,158
	Dow Chemical Co.	46,000	2,536,900
	Dow Jones & Co., Inc.	3,100	115,010
	Downey Financial Corp.	1,700	106,505
	DPL, Inc.	6,100	155,428
*	DreamWorks Animation SKG, Inc.	2,400	87,192
*	Drew Industries, Inc.	600	22,482
	Dreyer’s Grand Ice Cream Holdings, Inc. Class A	2,000	161,340
*	Dril-Quip, Inc.	1,300	40,300
*	DRS Technologies, Inc.	1,000	41,310
*	drugstore.com, Inc.	4,300	9,804
*	DSP Group, Inc.	1,600	40,280
*	DST Systems, Inc.	4,800	227,952
	DTE Energy Co.	6,200	274,164
*	Ducommun, Inc.	300	6,120
	Duke Energy Corp.	42,500	1,147,075
	DuPont (E.I.) de Nemours & Co., Inc.	52,800	2,814,240
*	DuPont Photomasks, Inc.	800	21,072
	Duquesne Light Holdings, Inc.	3,900	73,047
*	Dura Automotive Systems, Inc.	800	5,800
*	Duratek, Inc.	100	2,292
* #	Durect Corp.	1,300	4,043
*	DUSA Pharmaceuticals, Inc.	600	7,812
*	Dyax Corp.	1,400	7,280
*	Dycom Industries, Inc.	2,733	73,654
* #	Dynacq Healthcare, Inc.	500	2,375

15

*	Dynamex, Inc.	500	9,450
*	Dynamics Research Corp.	500	8,305
*	Dynegy, Inc.	17,500	72,800
*	E*TRADE Financial Corp.	21,600	286,632
*	E-Loan, Inc.	2,600	8,294
*	E.piphany, Inc.	2,600	9,022
	Eagle Materials, Inc.	1,277	106,668
	Eagle Materials, Inc. Class B	596	48,157
*	EarthLink, Inc.	8,200	71,586
	East West Bancorp, Inc.	3,400	122,264
	Eastman Chemical Co.	3,700	213,638
	Eastman Kodak Co.	15,900	540,441
	Eaton Corp.	10,000	697,500
	Eaton Vance Corp.	7,000	188,720
*	eBay, Inc.	65,000	2,784,600
*	Echelon Corp.	1,700	11,849
	EchoStar Communications Corp. Class A	11,000	327,250
	Ecolab, Inc.	15,000	475,650
*	eCollege.com	800	9,248
*	Eden Bioscience Corp.	100	75
*	Edge Petroleum Corp.	600	10,302
	Edison International	22,500	730,800
	EDO Corp.	1,100	34,980
*	Education Management Corp.	3,900	114,348
*	eFunds Corp.	2,700	60,048
*	EGL, Inc.	2,400	76,200
	El Paso Corp.	34,600	426,618
*	El Paso Electric Co.	2,600	51,922
*	Electro Rent Corp.	1,400	19,474
*	Electro Scientific Industries, Inc.	700	15,820
*	Electroglas, Inc.	400	1,652
*	Electronic Arts, Inc.	15,100	973,799
	Electronic Data Systems Corp.	29,900	636,870
*	Electronics Boutique Holdings Corp.	1,300	49,179
*	Electronics for Imaging, Inc.	2,100	34,797
*	Elizabeth Arden, Inc.	2,000	51,300
	ElkCorp	1,300	49,894
*	EMAK Worldwide, Inc.	100	990
*	Embarcadero Technologies, Inc.	800	5,400
*	Embrex, Inc.	500	5,875
*	EMC Corp.	140,112	1,773,818
*	EMCOR Group, Inc.	600	28,938
*	EMCORE Corp.	750	2,250
	Emerson Electric Co.	20,500	1,359,560
*	Emerson Radio Corp.	1,400	5,166
* #	Emisphere Technologies, Inc.	700	3,276
*	Emmis Communications Corp. Class A	2,000	37,400
	Empire District Electric Co.	100	2,274
*	EMS Technologies, Inc.	200	3,022
*	Emulex Corp.	4,400	74,360
*	Encore Acquisition Co.	1,800	76,590
*	Encore Capital Group, Inc.	1,100	22,561
*	Encore Medical Corp.	2,900	15,167
*	Encore Wire Corp.	1,500	17,985
*	Encysive Pharmaceuticals, Inc.	3,000	33,060

16

*	Endeavour International Corp.	3,400	14,586
*	Endologix, Inc.	1,100	6,842
	Energen Corp.	2,500	161,250
* #	Energy Conversion Devices, Inc.	1,200	24,444
	Energy East Corp.	5,200	133,744
*	Energy Partners, Ltd.	1,900	49,115
	EnergySouth, Inc.	98	2,828
*	Enesco Group, Inc.	500	4,090
	Engelhard Corp.	6,600	199,650
	Engineered Support Systems, Inc.	1,550	85,684
	Ennis, Inc.	900	15,372
*	EnPro Industries, Inc.	1,000	27,930
	ENSCO International, Inc.	10,191	410,493
*	Entegris, Inc.	4,000	38,640
*	Entercom Communications Corp.	2,800	96,376
	Entergy Corp.	11,100	767,232
*	Enterrasys Networks, Inc.	4,122	6,101
*	Entravision Communications Corp.	2,600	21,320
* #	Entremed, Inc.	700	2,093
*	Entrust, Inc.	2,300	9,292
*	Enzo Biochem, Inc.	1,806	29,384
	EOG Resources, Inc.	7,900	719,848
*	Eon Labs, Inc.	4,700	142,692
*	Epicor Software Corp.	2,300	35,604
*	EPIQ Systems, Inc.	1,000	12,700
*	EPIX Pharmaceuticals, Inc.	1,200	10,044
	Equifax, Inc.	8,000	243,120
*	Equinix, Inc.	1,100	48,169
	Equitable Resources, Inc.	3,200	189,920
*	eResearch Technology, Inc.	2,250	35,032
	Erie Indemnity Co.	3,157	162,049
*	ESCO Technologies, Inc.	700	56,581
*	eSpeed, Inc.	1,700	15,266
*	ESS Technology, Inc.	1,400	7,896
	Estee Lauder Companies, Inc.	7,400	325,452
*	Esterline Technologies Corp.	1,300	42,744
	Ethan Allen Interiors, Inc.	1,900	66,766
*	Euronet Worldwide, Inc.	1,710	44,306
*	Evergreen Solar, Inc.	1,100	6,512
*	Exact Sciences Corp.	900	4,185
*	Exar Corp.	2,000	28,260
*	Excel Technology, Inc.	700	16,065
*	Exelixis, Inc.	3,500	24,885
	Exelon Corp.	35,600	1,614,816
	Expeditors International of Washington, Inc.	6,100	338,611
*	Express Scripts, Inc.	4,300	323,747
*	ExpressJet Holdings, Inc.	2,600	29,120
*	Extreme Networks, Inc.	6,500	37,830
	Exxon Mobil Corp.	350,100	22,164,831
	F.N.B. Corp.	1,525	29,021
*	F5 Networks, Inc.	1,800	99,162
	Factset Research Systems, Inc.	2,550	84,124
	Fair Isaac Corp.	4,135	139,763
*	Fairchild Corp. Class A	100	331
*	Fairchild Semiconductor Corp. Class A	6,634	109,594

17

* #	FalconStor Software, Inc.	2,200	15,972
	Family Dollar Stores, Inc.	9,100	299,572
*	Famous Dave’s of America, Inc.	400	4,464
*	Fargo Electronics	500	6,905
*	Faro Technologies, Inc.	700	18,515
	Fastenal Co.	4,500	263,070
	FBL Financial Group, Inc. Class A	700	19,145
	Fedders Corp.	400	1,232
	Federal Agriculture Mortgage Corporation	300	5,784
	Federal Signal Corp.	2,000	31,480
	Federated Department Stores, Inc.	9,000	508,050
	FedEx Corp.	19,200	1,877,376
*	FEI Co.	1,900	47,025
	Ferro Corp.	2,000	39,140
* #	Fiberstars, Inc.	300	2,364
	Fidelity Bankshares, Inc.	1,500	38,610
	Fidelity National Financial, Inc.	8,366	370,112
	Fifth Third Bancorp	27,821	1,245,546
*	Filenet Corp.	2,500	58,550
	Financial Federal Corp.	1,200	40,896
*	FindWhat.com	1,600	17,600
*	Finisar Corp.	7,300	10,877
	Finish Line, Inc. Class A	4,000	81,840
*	First Acceptance Corp.	2,800	28,924
	First American Corp.	4,600	168,130
*	First Cash Financial Services, Inc.	850	20,544
	First Charter Corp.	1,200	28,320
	First Citizens BancShares, Inc.	100	14,779
	First Commonwealth Financial Corp.	2,900	41,151
	First Community Bancorp	1,000	43,190
	First Community Bancshares, Inc.	600	19,248
*	First Consulting Group, Inc.	500	3,025
	First Data Corp.	47,715	1,957,269
	First Financial Bancorp	1,900	34,447
	First Financial Holdings, Inc.	500	14,445
	First Horizon National Corp.	6,100	259,555
*	First Horizon Pharmaceutical Corp.	2,200	36,168
	First Indiana Corp.	700	17,640
	First Merchants Corp.	300	7,926
	First Midwest Bancorp, Inc.	2,100	71,673
	First Niagara Financial Group, Inc.	2,884	39,482
	First Place Financial Corp.	300	5,973
	First Republic Bank	900	47,790
	First State Bancorporation	500	17,720
*	FirstCity Financial Corp.	500	6,165
	FirstEnergy Corp.	14,900	614,476
*	FirstFed Financial Corp.	1,200	61,320
	FirstMerit Corp.	4,000	104,120
*	Fiserv, Inc.	11,600	440,104
*	Fisher Scientific International, Inc.	7,248	439,591
	Flagstar Bancorp, Inc.	2,500	51,375
*	Flanders Corp.	1,600	16,736
*	Fleetwood Enterprises, Inc.	2,900	28,043
*	Flir Systems, Inc.	3,600	112,500
	Florida East Coast Industries, Inc.	1,800	77,400

18

	Florida Rock Industries, Inc.	2,300	147,591
	Flowers Foods, Inc.	2,275	68,250
*	Flowserve Corp.	3,300	82,467
	Flushing Financial Corp.	1,000	18,000
* #	FLYi, Inc.	1,892	2,762
*	FMC Corp.	2,400	118,464
*	FMC Technologies, Inc.	3,791	130,941
	Foot Locker, Inc.	8,900	242,970
	Ford Motor Co.	86,760	1,097,514
	Forest City Enterprises, Inc. Class A	300	19,005
	Forest City Enterprises, Inc. Class B	150	9,646
*	Forest Laboratories, Inc.	20,800	888,160
*	Forest Oil Corp.	3,500	140,000
*	Forgent Networks, Inc.	600	1,297
*	FormFactor, Inc.	700	16,079
*	Forrester Research, Inc.	1,100	17,270
	Fortune Brands, Inc.	7,000	567,000
*	Forward Air Corp.	1,100	48,708
*	Fossil, Inc.	4,150	107,070
*	Foster (L.B.) Co. Class A	100	945
*	Foundry Networks, Inc.	7,887	81,788
*	Fox Entertainment Group, Inc. Class A	20,700	689,310
*	FPIC Insurance Group, Inc.	300	10,374
	FPL Group, Inc.	8,400	666,540
*	Franklin Bank Corp.	100	1,635
	Franklin Resources, Inc.	17,400	1,221,306
	Fred’s, Inc.	1,875	31,594
	Freeport-McMoRan Copper & Gold, Inc. Class B	8,300	347,106
*	Freescale Semiconductor, Inc. Class B	12,344	236,758
	Fremont General Corp.	4,600	115,644
*	Friedmans, Inc. Class A	50	82
*	Frontier Airlines, Inc.	1,200	10,140
	Frontier Oil Corp.	1,700	54,502
*	Frozen Food Express Industries, Inc.	500	5,805
*	FSI International, Inc.	1,600	7,408
*	FTI Consulting, Inc.	2,325	44,175
* #	FuelCell Energy, Inc.	2,900	31,320
	Fuller (H.B.) Co.	1,000	26,640
	Fulton Financial Corp.	5,697	122,144
	Furniture Brands International, Inc.	2,400	55,752
	G & K Services, Inc. Class A	1,200	51,492
	Gabelli Asset Management, Inc.	300	13,278
	Gallagher (Arthur J.) & Co.	4,200	125,412
*	GameStop Corp.	1,200	23,292
*	GameStop Corp. Class B	1,657	32,411
	Gannett Co., Inc.	14,500	1,141,875
	Gap, Inc.	51,000	1,087,830
*	Gardner Denver Machinery, Inc.	1,100	45,221
*	Gartner Group, Inc.	3,900	37,557
*	Gartner, Inc.	900	8,550
	Gateway Financial Holdings, Inc.	300	5,613
*	Gateway, Inc.	19,300	90,710
	GATX Corp.	1,100	32,978
*	Gaylord Entertainment Co.	2,537	108,584
*	Gemstar-TV Guide International, Inc.	23,100	103,026

19

*	Genaissance Pharmaceuticals, Inc.	65	109
	Gencorp, Inc.	2,100	39,207
*	Gene Logic, Inc.	500	1,580
*	Genecor International, Inc.	3,500	67,340
*	Genelabs Technologies, Inc.	1,300	1,053
*	Genentech, Inc.	54,400	2,567,680
*	General Cable Corp.	2,300	27,393
*	General Communications, Inc. Class A	3,000	27,990
	General Dynamics Corp.	11,600	1,222,060
	General Electric Co.	570,300	20,074,560
	General Mills, Inc.	19,400	1,015,978
	General Motors Corp.	18,900	674,163
*	Genesco, Inc.	1,200	35,364
*	Genesee & Wyoming, Inc.	1,450	34,959
*	Genesis HealthCare Corp.	950	39,121
*	Genesis Microchip, Inc.	700	10,318
*	Genlyte Group, Inc.	800	71,856
*	Genta, Inc.	200	254
	Gentex Corp.	3,700	125,467
	Genuine Parts Co.	8,300	359,224
*	Genus, Inc.	600	1,332
*	GenVec, Inc.	300	576
*	Genzyme Corp.	12,968	727,375
	Georgia Gulf Corp.	1,800	95,058
	Georgia-Pacific Corp.	12,500	447,625
*	Gerber Scientific, Inc.	300	1,923
*	Geron Corp.	2,500	17,475
*	Getty Images, Inc.	3,200	228,288
	Gevity HR, Inc.	1,500	27,240
*	Giant Industries, Inc.	500	15,830
	Gibraltar Industries, Inc.	150	3,700
*	Gilead Sciences, Inc.	22,500	777,375
	Gillette Co.	52,800	2,653,200
	Glacier Bancorp, Inc.	1,025	32,451
	Glatfelter (P.H.) Co.	1,100	16,302
*	Glenayre Technologies, Inc.	778	1,859
*	Global Imaging Systems, Inc.	1,300	46,202
*	Global Power Equipment Group, Inc.	2,600	25,506
*	Glowpoint, Inc.	1,100	2,365
	Gold Banc Corp.	1,200	17,052
	Golden West Financial Corp.	21,400	1,324,446
	Goodrich (B.F.) Co.	6,300	233,289
*	Goodrich Petroleum Corp.	1,100	24,827
* #	Goodyear Tire & Rubber Co.	12,700	183,642
	Goody’s Family Clothing, Inc.	100	939
*	GP Strategies Corp.	100	803
	Graco, Inc.	3,925	151,740
*	Graftech International, Ltd.	2,700	24,948
	Grainger (W.W.), Inc.	5,600	351,568
	Granite Construction, Inc.	2,000	53,220
*	Graphic Packaging Corp.	10,900	66,163
	Gray Television, Inc.	1,600	23,264
	Great American Financial Resources, Inc.	400	6,668
*	Great Atlantic & Pacific Tea Co., Inc.	1,400	15,568
	Great Lakes Chemical Corp.	2,300	61,410

20

	Great Plains Energy, Inc.	2,600	80,574
	Greater Bay Bancorp	2,300	58,259
*	Green Mountain Coffee, Inc.	497	12,947
*	Grey Wolf, Inc.	9,700	62,953
*	Griffon Corp.	1,600	36,800
*	Group 1 Automotive, Inc.	1,000	27,650
*	Grubb & Ellis Co.	100	460
*	GSI Commerce, Inc.	2,100	30,135
*	GTC Biotherapeutics, Inc.	400	704
	Gtech Holdings, Inc.	5,900	137,765
*	GTSI Corp.	300	2,880
*	Guess, Inc.	2,500	36,850
	Guidant Corp.	17,800	1,306,342
*	Guilford Pharmaceuticals, Inc.	1,500	6,795
*	Guitar Center, Inc.	1,200	72,696
	Gulf Island Fabrication, Inc.	700	16,849
*	Gulfmark Offshore, Inc.	700	19,047
*	Gymboree Corp.	1,600	19,184
	H&R Block, Inc.	8,500	453,050
*	Haemonetics Corp.	1,400	58,072
*	Hain Celestial Group, Inc.	1,100	20,537
	Halliburton Co.	24,900	1,094,853
	Hancock Fabrics, Inc.	500	4,300
	Hancock Holding Co.	1,500	45,990
	Handleman Co.	900	18,549
*	Hanger Orthopedic Group, Inc.	1,200	7,296
*	Hanover Compressor Co.	3,100	41,044
	Harbor Florida Bancshares, Inc.	1,000	33,940
	Harland (John H.) Co.	1,400	51,380
	Harley-Davidson, Inc.	19,200	1,188,096
	Harleysville Group, Inc.	700	14,826
	Harleysville National Corp.	1,156	27,282
	Harman International Industries, Inc.	4,600	515,982
*	Harmonic, Inc.	3,400	37,230
	Harrahs Entertainment, Inc.	5,700	373,863
	Harris Corp.	4,200	280,140
*	Harris Interactive, Inc.	3,200	16,000
	Harsco Corp.	2,400	140,184
	Harte-Hanks, Inc.	5,000	134,000
	Hartford Financial Services Group, Inc.	14,800	1,064,860
*	Hartmarx Corp.	100	832
*	Harvard Bioscience, Inc.	1,100	4,488
*	Harvest Natural Resources, Inc.	2,100	26,355
	Hasbro, Inc.	10,800	228,096
	Hawaiian Electric Industries, Inc.	2,800	74,536
*	Hawk Corp.	100	939
*	Hayes Lemmerz International, Inc.	900	6,840
	HCA, Inc.	31,194	1,472,669
	HCC Insurance Holdings, Inc.	4,200	157,500
*	Headwaters, Inc.	2,000	64,320
	Health Management Associates, Inc.	15,600	358,332
*	Health Net, Inc.	7,100	212,290
*	HealthExtras, Inc.	1,900	30,837
*	HealthTronics Surgical Services, Inc.	2,000	19,780
	Hearst-Argyle Television, Inc.	2,700	66,393

21

	Heartland Express, Inc.	4,069	83,862
	Heartland Financial USA, Inc.	500	10,220
*	Hecla Mining Co.	5,700	32,148
	Heico Corp.	600	13,578
	Heico Corp. Class A	640	11,264
*	Heidrick & Struggles International, Inc.	1,100	37,554
	Heinz (H.J.) Co.	18,100	681,284
	Helix Technology Corp.	1,100	18,942
	Helmerich & Payne, Inc.	3,000	120,120
*	Hemispherx Biopharma, Inc.	402	663
	Henry Jack & Associates, Inc.	5,100	101,235
*	Hercules, Inc.	5,600	80,304
*	Herley Industries, Inc.	600	10,854
	Herman Miller, Inc.	3,900	113,022
	Hershey Foods Corp.	10,600	667,800
* #	Hewitt Associates, Inc. Class A	720	22,133
	Hewlett-Packard Co.	166,500	3,463,200
*	Hexcel Corp.	1,400	23,282
*	Hi-Tech Pharmacal, Inc.	500	7,945
*	Hibbett Sporting Goods, Inc.	1,325	36,915
	Hibernia Corp.	7,800	200,226
	Hilb Rogal Hamilton Co.	2,300	78,913
	Hillenbrand Indutries, Inc.	3,300	186,153
	Hilton Hotels Corp.	22,700	478,062
*	Hines Horticulture, Inc.	100	408
*	HMS Holdings Corp.	700	5,110
	Hollinger International, Inc. Class A	4,300	49,450
*	Hollis-Eden Pharmaceuticals, Inc.	200	1,512
	Holly Corp.	1,000	37,700
*	Hollywood Entertainment Corp.	1,100	15,037
*	Hollywood Media Corp.	600	3,150
*	Hologic, Inc.	1,200	44,340
	Home Depot, Inc.	127,500	5,102,550
*	HomeStore, Inc.	5,800	13,804
	Honeywell International, Inc.	46,700	1,773,199
	Hooper Holmes, Inc.	2,500	11,075
	Horace Mann Educators Corp.	1,100	20,636
	Horizon Financial Corp.	100	2,100
* #	Horizon Offshore, Inc.	300	270
	Hormel Foods Corp.	7,100	221,165
	Horton (D.R.), Inc.	13,617	595,880
*	Hospira, Inc.	4,920	145,632
*	Hot Topic, Inc.	2,225	47,526
*	Houston Exploration Co.	1,600	92,640
*	Hovnanian Enterprises, Inc. Class A	3,000	165,000
	Hubbell, Inc.	2,500	134,500
	Hudson City Bancorp, Inc.	9,800	364,560
*	Hudson Highland Group, Inc.	420	7,006
	Hudson United Bancorp	1,800	63,792
	Hughes Supply, Inc.	3,600	110,340
*	Human Genome Sciences, Inc.	7,900	88,164
*	Humana, Inc.	10,800	359,316
	Hunt (J.B.) Transport Services, Inc.	4,600	217,074
	Huntington Bancshares, Inc.	11,900	267,988
*	Hutchinson Technology, Inc.	1,700	55,522

22

*	Hydril Co.	1,000	60,070
*	Hypercom Corp.	1,911	8,982
*	Hyperion Solutions Corp.	2,200	111,056
*	I-Flow Corp.	1,200	20,484
*	IAC/InterActiveCorp	35,235	792,788
	IBERIABANK Corp.	500	29,420
*	Ibis Technology Corp.	500	1,445
*	ICOS Corp.	3,200	70,784
*	ICT Group, Inc.	400	3,360
*	ICU Medical, Inc.	850	26,027
	IDACORP, Inc.	600	17,346
*	Identix, Inc.	5,100	30,498
	IDEX Corp.	3,250	128,375
*	IDEXX Laboratories, Inc.	1,900	105,355
*	IDT Corp.	800	11,744
*	IDT Corp. Class B	2,800	42,896
*	IDX Systems Corp.	2,000	68,620
*	iGATE Capital Corp.	1,100	4,521
	IHOP Corp.	1,200	56,496
*	II-VI, Inc.	900	35,109
	IKON Office Solutions, Inc.	6,400	67,520
	Illinois Tool Works, Inc.	16,400	1,471,900
*	Illumina, Inc.	1,800	14,904
*	Image Entertainment, Inc.	600	3,450
	Imation Corp.	1,400	48,146
*	ImClone Systems, Inc.	1,200	53,112
*	Immersion Corp.	300	2,037
* #	Immtech International, Inc.	500	6,950
*	Immucor, Inc.	2,237	66,450
*	ImmunoGen, Inc.	2,300	13,524
*	Immunomedics, Inc.	1,300	3,458
*	Impath, Inc.	1,000	4,350
*	Impax Laboratoroes, Inc.	2,800	47,768
*	IMPCO Technologies, Inc.	500	2,900
	Imperial Sugar Co.	100	1,442
* #	Implant Sciences Corp.	200	1,820
	IMS Health, Inc.	14,000	340,900
*	Incyte Corp.	3,788	33,069
	Independence Community Bank Corp.	3,502	139,415
	Independent Bank Corp. MA	600	17,706
	Independent Bank Corp. MI	1,000	30,280
*	Indevus Pharmaceuticals, Inc.	1,400	5,964
	IndyMac Bancorp, Inc.	3,000	107,970
	Infinity Property & Casualty Corp.	200	6,426
* #	Infinity, Inc.	400	4,960
*	Infocrossing, Inc.	1,000	18,760
*	InFocus Corp.	1,800	11,520
*	Informatica Corp.	4,900	38,073
*	Inforte Corp.	300	1,935
*	InfoSpace, Inc.	1,800	74,628
	infoUSA, Inc.	2,900	29,986
*	Ingram Micro, Inc.	9,100	163,072
*	Inhibitex, Inc.	100	840
*	Innodata Isogen, Inc.	500	2,155
*	Innovex, Inc.	200	858

23

*	Input/Output, Inc.	4,000	29,520
*	Insight Communications Co., Inc.	1,572	14,934
*	Insight Enterprises, Inc.	2,600	46,280
*	Insituform Technologies, Inc. Class A	1,500	23,790
* #	Insmed, Inc.	500	645
*	Inspire Pharmaceuticals, Inc.	2,000	15,920
*	Instinet Group, Inc.	21,400	129,363
*	Insurance Auto Auctions, Inc.	500	13,905
	Integra Bank Corp.	700	15,498
*	Integra LifeSciences Holdings	1,500	55,635
*	Integrated Biopharma, Inc.	300	2,040
*	Integrated Circuit Systems, Inc.	3,600	72,648
*	Integrated Device Technology, Inc.	4,100	51,291
*	Integrated Electrical Services, Inc.	600	2,016
*	Integrated Silicon Solution, Inc.	1,100	7,018
	Intel Corp.	366,800	8,795,864
*	Intelli-Check, Inc.	200	1,084
*	Intellisync Corp.	500	1,450
	Inter Parfums, Inc.	100	1,401
*	Interactive Data Corp.	5,900	119,357
*	Interactive Intelligence, Inc.	300	1,287
*	Interdigital Communications Corp.	2,500	43,325
*	Interface, Inc. Class A	2,700	22,491
*	Intergraph Corp.	1,900	56,563
*	Interland, Inc.	900	2,322
*	Interlink Electronics, Inc.	300	2,373
*	Intermagnetics General Corp.	1,600	42,192
*	Intermix Media, Inc.	100	812
*	InterMune, Inc.	1,700	18,768
	International Business Machines Corp.	98,200	9,091,356
	International Flavors & Fragrances, Inc.	4,400	181,676
	International Game Technology	19,100	581,786
	International Paper Co.	25,800	963,630
*	International Rectifier Corp.	4,100	180,400
	International Speedway Corp. Class A	1,700	90,610
*	Internet Security Systems, Inc.	2,800	56,224
*	Interpharm Holdings, Inc.	300	501
*	Interpublic Group of Companies, Inc.	22,900	300,906
	Intersil Corp.	8,000	134,880
*	Interstate Bakeries Corp.	1,000	5,075
	Inter-Tel, Inc.	1,200	32,988
*	Intervoice, Inc.	1,900	20,615
*	Interwoven, Inc.	1,375	12,471
*	Intevac, Inc.	100	835
* #	Introgen Therapeutics, Inc.	900	6,571
*	Intuit, Inc.	10,200	436,560
*	Intuitive Surgical, Inc.	1,800	84,870
	Invacare Corp.	2,100	98,952
*	Investment Technology Group, Inc.	2,350	44,298
*	INVESTools, Inc.	1,200	5,568
	Investors Financial Services Corp.	4,500	225,540
*	Invitrogen Corp.	3,300	230,868
*	Iomega Corp.	2,700	12,204
*	IRIS International, Inc.	600	6,420
*	Iron Mountain, Inc.	7,325	198,141

24

	Irwin Financial Corp.	1,100	24,992
*	Isis Pharmaceuticals, Inc.	1,700	6,902
*	Isle of Capri Casinos, Inc.	1,600	44,784
*	Isolagen, Inc.	1,000	7,510
*	Ista Pharmaceuticals, Inc.	400	4,232
*	Itron, Inc.	1,500	39,975
*	ITT Educational Services, Inc.	2,500	121,725
	ITT Industries, Inc.	5,200	457,340
*	IVAX Corp.	15,525	248,245
*	iVillage, Inc.	3,700	21,275
*	Ixia	2,900	52,229
*	IXYS Corp.	2,100	21,714
	J & J Snack Foods Corp.	600	28,326
*	J. Jill Group, Inc.	1,050	15,173
	J. M. Smucker Co.	2,976	146,300
*	j2 Global Communication, Inc.	1,300	49,803
*	Jabil Circuit, Inc.	12,000	308,520
*	Jack in the Box, Inc.	2,000	71,800
*	Jacobs Engineering Group, Inc.	3,200	179,136
*	Jacuzzi Brands, Inc.	4,200	43,260
*	Jakks Pacific, Inc.	1,300	25,701
	Janus Capital Group, Inc.	16,700	234,301
*	Jarden Corp.	1,550	67,441
*	JDA Software Group, Inc.	1,100	14,773
*	JDS Uniphase Corp.	79,000	150,100
	Jefferies Group, Inc.	3,600	137,376
	Jefferson-Pilot Corp.	6,000	293,760
*	JetBlue Airways Corp.	5,300	95,506
	JLG Industries, Inc.	2,700	57,780
*	Jo-Ann Stores, Inc.	900	27,054
	Johnson & Johnson	157,700	10,345,120
	Johnson Controls, Inc.	10,600	626,460
*	Johnson Outdoors, Inc.	100	2,034
	Jones Apparel Group, Inc.	7,200	228,744
*	Jones Lang LaSalle, Inc.	1,900	81,643
* #	Jos. A. Bank Clothiers, Inc.	925	25,105
*	Journal Register Co.	2,300	40,135
	Joy Global, Inc.	4,350	159,863
	JPMorgan Chase & Co.	173,452	6,339,671
*	Juniper Networks, Inc.	32,388	697,638
*	Jupitermedia Corp.	1,600	21,504
	K-Swiss, Inc. Class A	1,800	55,800
*	K-V Pharmaceutical Co. Class A	2,050	44,608
*	K2, Inc.	2,060	29,520
*	Kadant, Inc.	600	12,030
	Kaman Corp. Class A	500	5,965
*	Kansas City Southern	3,100	60,822
	Kaydon Corp.	1,500	47,100
	KB Home	2,400	299,520
*	KCS Energy, Inc.	2,300	39,491
*	Keane, Inc.	3,300	43,692
*	Keith Companies, Inc.	300	5,175
	Keithley Instruments, Inc.	600	9,936
	Kellogg Co.	21,600	950,400
	Kellwood Co.	800	22,936

25

	Kelly Services, Inc. Class A	1,000	29,550
*	Kemet Corp.	3,300	26,961
*	Kendle International, Inc.	100	1,169
	Kennametal, Inc.	2,000	98,160
*	Kennedy-Wilson, Inc.	100	840
	Kenneth Cole Productions, Inc. Class A	700	20,307
*	Kensey Nash Corp.	600	19,434
	Kerr-McGee Corp.	6,595	512,168
*	Keryx Biopharmaceuticals, Inc.	400	5,200
*	Key Energy Group, Inc.	8,400	116,088
	KeyCorp	18,800	620,400
	KeySpan Corp.	6,000	237,300
*	Keystone Automotive Industries, Inc.	800	18,264
*	Kforce, Inc.	1,900	21,660
* #	KFX, Inc.	2,700	45,900
	Kimball International, Inc. Class B	500	7,145
	Kimberly-Clark Corp.	23,900	1,576,922
	Kinder Morgan, Inc.	6,800	545,156
*	Kindred Healthcare, Inc.	2,000	65,400
*	King Pharmaceuticals, Inc.	13,400	127,970
*	Kintera, Inc.	200	1,396
*	Kirby Corp.	1,500	66,375
*	KLA-Tencor Corp.	11,000	543,510
* #	Kmart Holding Corp.	4,600	448,362
*	Knight Trading Group, Inc.	4,400	46,024
	Knight Transportation, Inc.	3,125	82,531
	Knight-Ridder, Inc.	4,600	301,300
*	Kohl’s Corp.	19,500	933,465
*	Komag, Inc.	1,600	32,240
*	Kopin Corp.	3,900	14,157
*	Korn/Ferry International	1,900	36,442
*	Kos Pharmaceuticals, Inc.	2,100	69,804
*	Kosan Biosciences, Inc.	660	3,531
	Kraft Foods, Inc.	28,900	966,705
* #	Krispy Kreme Doughnuts, Inc.	2,350	12,878
	Kronos Worldwide, Inc.	1,670	78,640
*	Kronos, Inc.	1,850	103,304
*	Kulicke & Soffa Industries, Inc.	2,800	18,144
*	KVH Industries, Inc.	400	4,060
*	Kyphon, Inc.	1,900	46,702
	L-3 Communications Holdings, Inc.	7,100	511,910
*	La Jolla Pharmceutical Co.	1,017	1,414
*	La Quinta Corp.	9,400	86,950
	La-Z-Boy, Inc.	1,600	23,920
*	LaBarge, Inc.	500	5,350
*	LabOne, Inc.	1,000	36,000
*	Labor Ready, Inc.	2,300	43,194
*	Laboratory Corp. of America Holdings	8,600	411,854
	Laclede Group, Inc.	400	12,552
*	Ladish Co., Inc.	700	8,484
	LaFarge North America, Inc.	2,900	178,176
*	Laidlaw International, Inc.	5,900	135,700
*	Lakes Entertainment, Inc.	1,400	25,004
*	Lam Research Corp.	7,400	232,656
*	Lamar Advertising Co.	5,200	204,308

26

	Lancaster Colony Corp.	1,800	76,698
	Lance, Inc.	1,200	19,116
*	Lancer Corp.	100	1,555
	LandAmerica Financial Group, Inc.	1,100	60,214
	Landauer, Inc.	500	24,055
*	Landec Corp.	900	6,201
	Landry’s Restaurants, Inc.	1,100	31,845
*	Landstar Systems, Inc.	3,000	105,240
*	Lannet Co., Inc.	850	6,358
* #	LaserCard Corp.	500	3,875
*	Laserscope	1,100	36,883
*	Lattice Semiconductor Corp.	3,100	16,368
*	Laureate Education, Inc.	2,900	125,831
*	Lawson Software, Inc.	5,702	33,072
	LCA-Vision, Inc.	1,050	30,366
*	LCC International, Inc. Class A	500	2,590
	Lear Corp.	4,500	234,675
*	Learning Tree International, Inc.	500	7,500
*	Leather Factory, Inc.	100	330
*	LeCroy Corp.	500	11,850
	Lee Enterprises, Inc.	2,400	109,440
	Legg Mason, Inc.	6,650	536,256
	Leggett & Platt, Inc.	10,400	287,768
	Lehman Brothers Holdings, Inc.	16,795	1,531,368
	Lennar Corp. Class A	7,600	462,232
	Lennar Corp. Class B	2,360	131,782
	Lennox International, Inc.	2,800	60,536
	Leucadia National Corp.	6,550	219,491
* #	Level 3 Communications, Inc.	30,800	71,764
	Levitt Corp. Class A	1,200	35,904
*	Lexar Media, Inc.	3,700	15,022
*	Lexicon Genetics, Inc.	3,400	19,380
*	Lexmark International, Inc.	6,600	528,858
	Libbey, Inc.	600	14,352
	Liberty Corp.	800	35,000
*	Liberty Media Corp. Class A	168,325	1,706,816
*	Liberty Media Corp. Class B	1,900	19,703
*	Liberty Media International, Inc. Class A	8,441	364,904
*	Liberty Media International, Inc. Class B	95	4,323
*	Lifecell Corp.	800	6,920
*	Lifecore Biomedical, Inc.	500	8,235
	Lifetime Hoan Corp.	400	6,180
*	Ligand Pharmaceuticals, Inc. Class B	3,500	34,300
*	Lightbridge, Inc.	900	5,211
	Lilly (Eli) & Co.	60,200	3,371,200
	Limited Brands, Inc.	22,660	538,855
*	Lin TV Corp.	1,400	24,682
*	Lincare Holdings, Inc.	6,172	250,460
	Lincoln Electric Holdings, Inc.	1,900	60,040
	Lincoln National Corp.	7,000	327,950
	Lindsay Manufacturer Co.	1,000	23,240
	Linear Technology Corp.	17,800	695,268
*	Linens ‘n Things, Inc.	1,800	48,402
*	Lionbridge Technologies, Inc.	2,000	11,980
*	Lipid Sciences, Inc.	600	2,406

27

	Lithia Motors, Inc. Class A	500	13,135
*	Littlefuse, Inc.	1,300	42,276
	Liz Claiborne, Inc.	6,900	291,870
	Lockheed Martin Corp.	21,700	1,285,074
*	Lodgenet Entertainment Corp.	900	15,885
	Loews Corp.	11,700	833,976
*	LogicVision, Inc.	200	536
*	LoJack Corp.	500	6,460
	Lone Star Steakhouse & Saloon, Inc.	600	15,960
*	Lone Star Technologies, Inc.	1,600	72,496
	Longs Drug Stores Corp.	800	21,784
	Longview Fibre Co.	2,700	45,360
*	LookSmart, Ltd.	1,200	1,308
	Louisiana-Pacific Corp.	5,800	152,366
	Lowe’s Companies, Inc.	44,900	2,639,222
	LSI Industries, Inc.	525	5,870
*	LSI Logic Corp.	22,400	142,912
*	LTX Corp.	2,900	15,660
	Lubrizol Corp.	3,300	140,679
*	Luby’s, Inc.	100	679
*	Lucent Technologies, Inc.	222,200	682,154
*	Luminex Corp.	1,500	11,550
*	Lydall, Inc.	500	5,675
	Lyondell Chemical Co.	10,220	345,947
*	M&F Worldwide Corp.	800	11,040
	M&T Bank Corp.	6,200	613,862
	M/I Homes, Inc.	1,300	73,190
	MacDermid, Inc.	1,600	53,760
*	Macromedia, Inc.	4,100	138,949
*	Macrovision Corp.	3,000	72,750
*	Madden (Steven), Ltd.	600	11,208
	MAF Bancorp, Inc.	1,100	47,949
*	Magellan Health Services, Inc.	200	6,836
*	Magma Design Automation, Inc.	1,700	22,355
*	Magna Entertainment Corp.	300	1,974
*	Magnetek, Inc.	700	3,514
*	Magnum Hunter Resources, Inc.	3,600	60,228
	Main Street Banks, Inc.	1,000	32,000
*	MAIR Holdings, Inc.	300	2,700
*	Management Network Group, Inc.	100	246
	Mandalay Resort Group	2,500	177,175
*	Manhattan Associates, Inc.	1,500	29,805
	Manor Care, Inc.	4,700	160,129
	Manpower, Inc.	5,487	239,782
*	Manugistic Group, Inc.	1,600	3,200
	Manulife Financial Corp.	18,253	846,939
*	MAPICS, Inc.	1,200	15,120
*	Mapinfo Corp.	1,200	15,756
	Marathon Oil Corp.	18,500	875,790
*	MarineMax, Inc.	500	17,130
*	Markel Corp.	900	321,750
	MarkWest Hydrocarbon, Inc.	121	2,880
	Marriott International, Inc. Class A	13,900	890,990
	Marsh & McLennan Companies, Inc.	26,200	855,430
	Marshall & Ilsley Corp.	11,500	465,635

28

*	Martek Biosciences Corp.	1,800	120,600
* #	Martha Stewart Living Omnimedia, Inc.	1,000	35,350
	Martin Marietta Materials, Inc.	2,600	149,968
*	Marvel Enterprises, Inc.	5,900	103,958
	Masco Corp.	23,400	789,048
	Massey Energy Co.	4,300	187,394
*	Mastec, Inc.	2,600	23,634
*	Material Sciences Corp.	800	12,360
*	Matria Healthcare, Inc.	1,200	34,560
* #	Matrix Service Co.	1,000	8,030
*	MatrixOne, Inc.	3,100	16,399
*	Matrixx Initiatives, Inc.	500	5,875
	Mattel, Inc.	27,000	564,840
	Matthews International Corp. Class A	1,600	55,648
*	Mattson Technology, Inc.	3,100	30,380
*	Maui Land & Pineapple Co., Inc.	100	4,661
*	Maverick Tube Corp.	2,500	88,900
	Maxim Integrated Products, Inc.	18,900	813,078
*	Maxim Pharmaceuticals, Inc.	873	1,536
	Maximus, Inc.	1,100	37,246
*	Maxtor Corp.	11,700	64,818
*	Maxwell Technologies, Inc.	500	5,445
*	Maxygen, Inc.	2,000	19,240
	May Department Stores Co.	13,200	455,532
#	Maytag Corp.	2,500	38,100
	MB Financial, Inc.	1,950	79,190
	MBIA, Inc.	7,100	416,060
	MBNA Corp.	63,750	1,617,338
	MBT Financial Corp.	700	14,350
*	McAfee, Inc.	8,800	203,544
	McCormick & Co., Inc.	6,900	262,131
*	McDATA Corp.	2,400	9,432
	McDonald’s Corp.	67,600	2,236,208
	MCG Capital Corp.	500	8,695
	McGrath Rentcorp.	643	27,720
	McGraw-Hill Companies, Inc.	11,200	1,028,720
	McKesson Corp.	17,600	657,184
* #	McMoran Exploration Co.	500	10,370
	MDC Holdings, Inc.	2,603	207,251
	MDU Resources Group, Inc.	5,100	137,547
	MeadWestavco Corp.	8,700	272,832
*	Medarex, Inc.	4,000	33,840
*	MedCath Corp.	800	22,712
*	Medco Health Solutions, Inc.	16,931	752,075
	Media General, Inc. Class A	1,100	70,389
*	Mediacom Communications Corp.	5,000	27,550
*	Medical Action Industries, Inc.	500	9,700
*	Medical Staffing Network Holdings, Inc.	1,400	9,128
	Medicis Pharmaceutical Corp. Class A	3,200	110,528
* #	Medifast, Inc.	100	282
*	Medimmune, Inc.	13,573	326,838
*	MedQuist, Inc.	1,600	20,760
	Medtronic, Inc.	75,400	3,929,848
	Mellon Financial Corp.	21,200	608,016
*	MEMC Electronic Materials, Inc.	10,400	134,992

29

*	Memry Corp.	200	384
	Mentor Corp.	2,000	69,240
*	Mentor Graphics Corp.	4,300	59,254
	Mercantile Bankshares Corp.	4,000	194,440
	Merck & Co., Inc.	66,900	2,120,730
*	Mercury Computer Systems, Inc.	1,200	35,316
	Mercury General Corp.	2,700	148,122
*	Mercury Interactive Corp.	4,400	201,872
	Meredith Corp.	2,400	110,136
*	Merge Technologies, Inc.	600	10,920
	Meridian Bioscience, Inc.	600	9,822
*	Meridian Resource Corp.	4,300	26,316
*	Merit Medical Systems, Inc.	1,411	18,583
*	Meritage Homes Corp.	1,400	102,522
*	Merix Corp.	400	4,060
	Merrill Lynch & Co., Inc.	59,200	3,467,936
*	Mesa Air Group, Inc.	1,300	9,698
*	Mestek, Inc.	100	2,292
	Metal Management, Inc.	1,200	35,556
*	Metals USA, Inc.	500	12,185
*	MetaSolv, Inc.	1,200	3,000
	MetLife, Inc.	48,200	1,978,128
*	Metris Companies, Inc.	2,800	32,928
*	Metro-Goldwyn-Mayer, Inc.	9,200	109,572
*	Metrologic Instruments, Inc.	1,200	28,272
*	Metropolitan Health Networks, Inc.	100	285
	MGE Energy, Inc.	800	28,648
*	MGI Pharma, Inc.	3,700	84,730
	MGIC Investment Corp.	7,000	439,180
*	MGM MIRAGE	9,200	682,364
	Michaels Stores, Inc.	6,600	210,474
*	Micrel, Inc.	4,900	46,207
*	Micro Linear Corp.	200	984
*	Micro Therapeutics, Inc.	1,500	5,895
	Microchip Technology, Inc.	11,950	328,147
	MicroFinancial, Inc.	400	1,968
*	Micromuse, Inc.	2,400	11,808
*	Micron Technology, Inc.	35,700	410,550
*	Micros Systems, Inc.	2,200	71,346
*	Microsemi Corp.	3,100	50,406
	Microsoft Corp.	598,900	15,080,302
*	MicroStrategy, Inc.	1,000	70,720
*	Microtek Medical Holdings, Inc.	1,300	4,927
*	Microtune, Inc.	1,984	9,722
* #	Microvision, Inc.	500	2,855
*	Midas, Inc.	1,000	21,390
	Middleby Corp.	600	32,340
	Midland Co.	200	6,178
	Mid-State Bancshares	1,000	26,470
* #	Midway Games, Inc.	3,900	40,833
*	Midwest Air Group, Inc.	500	1,275
	Midwest Banc Holdings, Inc.	800	16,776
*	Mikohn Gaming Corp.	1,300	15,964
*	Milacron, Inc.	1,452	4,124
*	Millennium Pharmaceuticals, Inc.	17,300	148,780

30

*	Miller Industries, Inc.	100	1,325
*	Millipore Corp.	2,700	122,202
*	MIM Corp.	405	2,790
*	Mindspeed Technologies, Inc.	3,600	10,152
	Mine Safety Appliances Co.	2,200	102,322
	Minerals Technologies, Inc.	1,300	81,445
*	MIPS Technologies, Inc.	2,100	23,226
*	Mission Resources Corp.	2,600	17,732
*	Mitcham Industries, Inc.	200	1,396
*	MKS Instruments, Inc.	2,100	38,829
*	Mobile Mini, Inc.	800	29,792
*	Mobility Electronics, Inc.	1,100	8,030
	Modine Manufacturing Co.	1,500	48,825
*	Modtech Holdings, Inc.	300	2,550
*	Mohawk Industries, Inc.	4,354	390,728
*	Moldflow Corp.	500	8,405
*	Molecular Devices Corp.	1,000	20,770
	Molex, Inc.	5,000	125,650
	Molson Coors Brewing Co.	1,800	125,154
	Monaco Coach Corp.	1,500	26,865
	MoneyGram International, Inc.	4,800	98,784
*	Monolithic System Technology, Inc.	600	3,432
	Monsanto Co.	15,635	919,025
*	Monster Worldwide, Inc.	6,000	173,100
*	Monterey Pasta Co.	500	1,700
*	Moog, Inc. Class A	150	6,690
	Morgan Stanley	60,300	3,405,141
	Motorola, Inc.	148,000	2,317,680
	Movado Group, Inc.	2,200	40,964
	Movie Gallery, Inc.	1,550	35,402
*	MPS Group, Inc.	4,100	44,034
*	MRO Software, Inc.	1,500	20,265
*	MRV Communications, Inc.	5,700	21,090
	MSC Industrial Direct Co., Inc. Class A	2,800	90,580
*	MSC.Software Corp.	900	10,773
*	MTR Gaming Group, Inc.	1,500	18,015
	MTS Systems Corp.	1,000	30,200
	Mueller Industries, Inc.	1,400	44,072
*	Multimedia Games, Inc.	1,400	13,986
	Murphy Oil Corp.	5,400	540,216
	Myers Industries, Inc.	487	6,355
*	Mykrolis Corp.	2,406	32,529
#	Mylan Laboratories, Inc.	12,525	220,440
*	Myriad Genetics, Inc.	1,500	32,505
*	Nabi Biopharmaceuticals	3,100	39,370
	NACCO Industries, Inc. Class A	300	33,360
*	Nanogen, Inc.	1,400	5,558
*	Nanometrics, Inc.	500	6,210
* #	Nanophase Technologies Corp.	500	3,500
	Nara Bancorp, Inc.	1,300	25,376
	Nash Finch Co.	1,000	39,610
*	Nassda Corp.	500	3,320
* #	Nastech Pharmaceutical Co., Inc.	500	4,915
*	NATCO Group, Inc. Class A	200	2,380
	National Beverage Corp.	400	3,500

31

	National City Corp.	30,451	1,089,232
	National Fuel Gas Co.	2,900	82,128
	National Healthcare Corp.	100	3,738
	National Instruments Corp.	4,550	129,948
*	National Medical Health Card Systems, Inc.	500	11,500
*	National Patent Development Corp.	100	260
	National Penn Bancshares, Inc.	1,575	40,572
*	National RV Holdings, Inc.	300	3,165
	National Semiconductor Corp.	20,600	410,970
*	National Western Life Insurance Co. Class A	100	17,425
*	National-Oilwell, Inc.	5,600	253,904
	Nationwide Financial Services, Inc.	2,100	77,280
	Nature’s Sunshine Products, Inc.	1,060	20,426
*	Natus Medical, Inc.	600	4,700
	Nautilus Group, Inc.	1,600	35,456
* #	Navarre Corp.	1,300	8,905
*	Navigant Consulting, Inc.	2,300	59,225
*	Navigant International, Inc.	500	6,420
*	Navigators Group, Inc.	500	15,000
*	Navistar International Corp.	3,200	126,272
	NBT Bancorp, Inc.	1,300	30,485
*	NBTY, Inc.	4,000	101,160
*	NCI Building Systems, Inc.	1,100	41,118
*	NCO Group, Inc.	1,300	26,143
*	NCR Corp.	10,600	413,294
	NDCHealth Corp.	1,600	24,816
	Neenah Paper, Inc.	615	21,623
*	NeighborCare, Inc.	1,900	57,133
	Neiman-Marcus Group, Inc.	1,100	76,615
*	Nektar Therapeutics	5,000	86,700
	Nelson (Thomas), Inc.	800	17,520
*	Neoforma, Inc.	700	5,957
*	NeoMagic Corp.	300	213
*	Neopharm, Inc.	1,101	11,483
*	Neose Technologies, Inc.	600	2,592
*	Neoware Systems, Inc.	500	5,945
*	Net2Phone, Inc.	800	1,864
* #	Netflix, Inc.	2,800	29,960
*	NetIQ Corp.	2,100	24,759
*	Netopia, Inc.	500	1,763
*	NetRatings, Inc.	2,000	37,860
*	Netscout System, Inc.	900	4,671
*	Network Appliance, Inc.	17,900	537,179
*	Network Engines, Inc.	700	1,309
*	Network Equipment Technologies, Inc.	1,000	7,160
*	Neurocrine Biosciences, Inc.	1,900	76,057
*	Neurogen Corp.	1,900	15,485
*	Nevada Gold & Casinos, Inc.	300	4,005
	New Century Financial Corp.	1,600	81,152
	New Jersey Resources Corp.	1,200	53,280
	New York Community Bancorp, Inc.	4,877	89,542
	Newell Rubbermaid, Inc.	11,800	263,022
*	Newfield Exploration Co.	4,000	297,000
*	NewMarket Corp.	800	15,208
	Newmont Mining Corp.	25,000	1,125,500

32

*	Newpark Resources, Inc.	5,000	31,950
*	Newport Corp.	1,800	25,362
*	News Corp., Inc. Class A When Issued	120,600	2,006,784
*	News Corp., Inc. Class B When Issued	55,600	956,876
*	Newtek Business Services, Inc.	900	3,609
*	Nextel Communications, Inc.	56,500	1,662,795
*	Nextel Partners, Inc.	9,600	191,136
*	NIC, Inc.	2,800	14,224
	Nicor, Inc.	1,700	63,393
*	NII Holdings, Inc.	3,700	211,714
	NIKE, Inc. Class B	10,800	939,060
*	Niku Corp.	100	2,112
	NiSource, Inc.	16,500	373,560
*	NL Industries, Inc.	2,400	52,560
*	NMS Communications Corp.	2,600	13,000
	NN, Inc.	300	3,234
	Noble Energy, Inc.	4,100	277,324
	Noble International, Ltd.	400	9,360
	Nordson Corp.	1,700	67,983
	Nordstrom, Inc.	7,800	419,328
	Norfolk Southern Corp.	24,400	875,716
*	North American Scientific, Inc.	600	2,460
	North Fork Bancorporation, Inc.	17,205	495,676
	North Pittsburgh Systems, Inc.	600	13,938
	Northeast Utilities, Inc.	4,500	84,015
	Northern Trust Corp.	11,400	481,650
* #	Northfield Laboratories, Inc.	1,200	18,816
	Northrop Grumman Corp.	17,328	916,651
*	Northwest Airlines Corp.	2,500	17,575
	Northwest Bancorp, Inc.	2,200	47,190
	Northwest Natural Gas Co.	500	18,215
*	NorthWestern Corp.	800	22,352
*	NovaMed, Inc.	700	4,144
*	Novatel Wireless, Inc.	1,300	13,988
* #	Novavax, Inc.	570	1,271
*	Novell, Inc.	23,200	121,568
*	Novellus Systems, Inc.	8,763	258,815
*	Noven Pharmaceuticals, Inc.	1,300	21,476
*	Novoste Corp.	400	360
*	NPS Pharmaceuticals, Inc.	1,800	25,812
*	NS Group, Inc.	1,200	41,052
	NSTAR	2,200	122,100
*	NTN Communications, Inc.	1,500	5,085
*	Nu Horizons Electronics Corp.	100	697
	Nu Skin Enterprises, Inc. Class A	3,700	82,621
	Nucor Corp.	8,700	542,358
*	Nutraceutical International Corp.	500	8,060
*	Nutri/System, Inc.	700	4,200
	Nuveen Investments	1,000	40,800
*	Nuvelo, Inc.	1,566	12,168
*	Nvidia Corp.	9,700	281,203
*	NVR, Inc.	400	316,900
*	NYFIX, Inc.	800	3,640
*	O’Charleys, Inc.	600	12,672
*	O’Reilly Automotive, Inc.	3,138	159,724

33

	Oakley, Inc.	3,800	51,072
* #	OCA, Inc.	2,100	10,416
	Occidental Petroleum Corp.	22,200	1,559,994
*	Oceaneering International, Inc.	1,500	59,850
	OceanFirst Financial Corp.	600	13,950
*	Ocwen Financial Corp.	3,555	28,476
*	Odyssey Healthcare, Inc.	2,050	23,063
*	Odyssey Marine Exploration, Inc.	700	1,638
#	Odyssey Re Holdings Corp.	4,000	101,040
*	Office Depot, Inc.	18,850	362,863
	OfficeMax, Inc.	5,000	157,850
*	Offshore Logistics, Inc.	1,400	46,074
	OGE Energy Corp.	3,100	80,445
*	Ohio Casualty Corp.	3,000	72,390
*	Oil States International, Inc.	2,800	58,912
*	Old Dominion Freight Line, Inc.	1,500	52,710
	Old National Bancorp	2,940	60,799
	Old Republic International Corp.	7,150	171,529
	Olin Corp.	3,000	74,850
*	Olympic Steel, Inc.	200	5,088
*	OM Group, Inc.	1,500	47,820
*	Omega Protein Corp.	700	5,621
*	OMNI Energy Services Corp.	500	675
	Omnicare, Inc.	6,500	224,185
*	Omnicell, Inc.	800	5,200
	Omnicom Group, Inc.	10,200	928,914
* #	OmniVision Technologies, Inc.	3,100	62,651
*	On Assignment, Inc.	200	1,188
*	ON Semiconductor Corp.	7,800	35,412
	Oneok, Inc.	3,600	105,480
*	Online Resources Corp.	400	3,608
*	Onyx Pharmaceuticals, Inc.	2,000	57,880
*	ONYX Software Corp.	200	600
*	Opent Technologies, Inc.	800	6,008
*	Openwave Systems, Inc.	3,533	45,081
*	Opsware, Inc.	4,500	24,975
*	Optical Communication Products, Inc.	700	1,274
	Option Care, Inc.	1,100	21,263
*	Oracle Corp.	257,750	3,327,553
*	OraSure Technologies, Inc.	2,600	17,420
*	Orbital Sciences Corp.	2,900	30,363
*	Orchid Biosciences, Inc.	900	12,024
*	Oregon Steel Mills, Inc.	1,900	55,309
*	Orleans Homebuilders, Inc.	1,300	25,480
*	Orthologic Corp.	1,200	6,852
*	Oscient Pharmaceutical Corp.	2,600	8,762
	OshKosh B’Gosh, Inc. Class A	400	12,576
	Oshkosh Truck Corp. Class B	2,200	164,230
*	OSI Pharmaceuticals, Inc.	2,600	142,038
*	OSI Systems, Inc.	600	10,188
*	Osteotech, Inc.	600	2,490
	Otter Tail Corp.	200	5,056
	Outback Steakhouse, Inc.	4,300	193,113
*	Overland Storage, Inc.	500	7,400
	Overseas Shipholding Group, Inc.	2,000	130,240

34

* #	Overstock.com, Inc.	1,000	53,695
	Owens & Minor, Inc.	1,800	50,238
*	Owens-Illinois, Inc.	9,500	236,455
	Oxford Industries, Inc.	900	31,824
*	P.A.M. Transportation Services, Inc.	500	9,020
*	P.F. Chang’s China Bistro, Inc.	1,300	71,253
	Paccar, Inc.	10,200	767,652
	Pacific Capital Bancorp	2,133	59,831
*	Pacific Sunwear of California, Inc.	3,800	97,888
*	PacifiCare Health Systems, Inc.	5,400	342,792
	Packaging Corp. of America	6,300	154,476
	Packaging Dynamics Corp.	140	1,875
*	Packeteer, Inc.	1,800	28,476
*	Pain Therapeutics, Inc.	2,100	13,419
*	PainCare Holdings, Inc.	1,400	5,600
	Pall Corp.	6,900	186,783
*	Palm Harbor Homes, Inc.	800	12,512
* #	PalmOne, Inc.	2,600	61,932
* #	PalmSource, Inc.	709	7,175
*	Palomar Medical Technologies, Inc.	800	23,088
* #	Panera Bread Co.	1,600	85,536
*	Pantry, Inc.	1,100	37,455
*	Papa John’s International, Inc.	900	30,951
*	Par Pharmaceutical Companies, Inc.	2,100	77,679
*	Paradyne Networks Corp.	1,100	2,222
*	Parallel Petroleum Corp.	1,200	8,652
*	Parametric Technology Corp.	12,750	73,313
*	Parexel International Corp.	1,700	38,114
	Park Electrochemical Corp.	800	15,920
*	Parker Drilling Co.	5,400	31,914
	Parker Hannifin Corp.	6,700	440,860
* #	Parkervision, Inc.	500	5,155
*	Park-Ohio Holdings Corp.	100	2,683
* #	Parlux Fragrances, Inc.	300	7,446
	Partners Trust Financial Group, Inc.	363	4,044
*	Party City Corp.	700	8,715
*	Pathmark Stores, Inc.	800	3,976
	Patina Oil & Gas Corp.	3,500	140,910
*	Patterson Companies, Inc.	7,000	347,340
	Patterson-UTI Energy, Inc.	9,700	242,500
*	Paxar Corp.	2,200	51,546
*	Paxson Communications Corp.	500	590
	Paychex, Inc.	20,000	638,600
*	Payless ShoeSource, Inc.	2,400	28,128
*	PC Connection, Inc.	1,100	8,437
*	PC Mall, Inc.	500	6,575
*	PC-Tel, Inc.	500	3,775
*	PDF Solutions, Inc.	1,300	17,615
*	PDI, Inc.	800	16,008
	Peabody Energy Corp.	3,800	368,980
*	PEC Solutions, Inc.	1,500	17,280
*	Pediatrix Medical Group, Inc.	1,400	95,942
*	Peet’s Coffee & Tea, Inc.	1,000	24,220
* #	Pegasus Communications Corp.	1,000	14,220
*	Pegasus Solutions, Inc.	900	10,728

35

*	Pegasystems, Inc.	1,700	10,149
*	Pemstar, Inc.	200	280
	Penn Engineering & Manufacturing Corp. Non-Voting	200	3,650
*	Penn National Gaming, Inc.	2,100	126,756
*	Penn Treaty American Corp.	500	1,065
	Penn Virginia Corp.	1,000	48,840
	Penney (J.C.) Co., Inc.	17,100	760,779
	Pentair, Inc.	6,100	252,784
*	Penwest Pharmaceuticals Co.	1,000	11,000
	Peoples Bank CT	4,950	189,090
	Peoples Energy Corp.	1,600	68,448
	Pep Boys - Manny, Moe & Jack	2,600	47,008
	Pepco Holdings, Inc.	6,900	152,076
	PepsiAmericas, Inc.	10,100	229,775
	PepsiCo, Inc.	88,100	4,745,066
*	Performance Food Group Co.	1,700	46,138
*	Performance Technologies, Inc.	400	3,724
*	Pericom Semiconductor Corp.	900	7,983
*	Perini Corp.	1,400	22,344
	PerkinElmer, Inc.	7,700	170,786
*	Perot Systems Corp.	6,800	90,168
	Perrigo Co.	3,800	66,766
*	Perry Ellis International, Inc.	600	13,608
*	Per-Se Technologies, Inc.	1,000	15,120
*	Petco Animal Supplies, Inc.	2,900	102,776
*	PetMed Express, Inc.	700	5,670
*	Petrocorp, Inc. Escrow Shares	100	6
*	Petroleum Development Corp.	1,100	48,224
	PETsMART, Inc.	8,500	259,250
	PFF Bancorp, Inc.	840	35,364
	Pfizer, Inc.	385,880	10,144,785
*	PG&E Corp.	29,900	1,051,882
*	Pharmaceutical Products Development Service, Inc.	3,300	140,745
*	Pharmacopia Drug Discovery, Inc.	400	1,952
*	Pharmacyclics, Inc.	600	4,932
	Phelps Dodge Corp.	6,100	649,345
*	PHH Corp.	2,958	62,118
*	Philadelphia Consolidated Holding Corp.	1,400	106,372
	Phillips-Van Heusen Corp.	1,900	52,687
*	Phoenix Technologies, Ltd.	800	7,968
*	Photon Dynamics, Inc.	1,100	25,575
*	Photronics, Inc.	1,600	29,728
*	Pico Holdings, Inc.	100	2,204
	Piedmont Natural Gas Co.	2,500	58,400
	Pier 1 Imports, Inc.	3,900	71,175
	Pilgrim’s Pride Corp.	4,500	170,910
*	Pinnacle Entertainment, Inc.	2,300	35,650
*	Pinnacle Financial Partners, Inc.	200	4,350
*	Pinnacle Systems, Inc.	3,700	15,836
	Pinnacle West Capital Corp.	3,100	129,425
	Pioneer Natural Resources Co.	9,007	379,825
*	Piper Jaffray Companies, Inc.	1,004	39,708
	Pitney Bowes, Inc.	10,200	467,772

36

*	Pixar, Inc.	3,082	275,623
*	Pixelworks, Inc.	1,000	9,520
*	Plains Exploration & Production Co.	3,274	111,349
*	Planar Systems, Inc.	500	4,030
	Plantronics, Inc.	2,800	102,032
*	PLATO Learning, Inc.	600	4,662
*	Playboy Enterprises, Inc. Class B	1,800	25,020
*	Playtex Products, Inc.	3,200	27,296
*	Plexus Corp.	1,500	15,900
* #	Plug Power, Inc.	3,800	27,170
*	PLX Technology, Inc.	1,400	16,870
*	PMA Capital Corp. Class A	800	7,240
*	PMC-Sierra, Inc.	9,000	89,550
	PMI Group, Inc.	6,300	253,575
	PNC Financial Services Group, Inc.	13,100	689,584
	PNM Resources, Inc.	2,250	59,040
	Pogo Producing Co.	4,200	204,162
	Polaris Industries, Inc.	2,400	167,496
	Polo Ralph Lauren Corp.	3,600	141,840
*	Polycom, Inc.	5,600	90,664
	PolyMedica Corp.	1,400	48,202
*	Pomeroy IT Solutions, Inc.	100	1,489
	Pope & Talbot, Inc.	400	6,480
*	Portal Software, Inc.	1,000	2,760
*	Portfolio Recovery Associates, Inc.	800	30,192
*	Possis Medical, Inc.	500	4,710
	Potlatch Corp.	1,400	64,610
*	Powell Industries, Inc.	400	7,204
*	Power Intergrations, Inc.	1,700	36,108
*	Power-One, Inc.	4,200	24,444
*	Powerwave Technologies, Inc.	4,000	27,400
*	Pozen, Inc.	800	5,080
	PPG Industries, Inc.	8,300	597,185
	PPL Corp.	8,000	436,320
*	PRAECIS Pharmaceuticals, Inc.	1,561	2,201
	Praxair, Inc.	17,700	793,491
	Precision Castparts Corp.	3,954	297,578
	Premcor, Inc.	5,700	312,816
*	Premiere Global Services, Inc.	3,800	38,684
#	Pre-Paid Legal Services, Inc.	1,000	35,000
	Presidential Life Corp.	800	12,408
*	Presstek, Inc.	1,800	15,966
*	PRG-Schultz International, Inc.	3,300	15,279
*	Price Communications Corp.	2,405	42,977
* #	Priceline.com, Inc.	1,900	42,693
*	Pride International, Inc.	8,400	206,808
*	PRIMEDIA, Inc.	9,800	39,298
*	Primus Telecommunications Group, Inc.	2,400	4,176
	Principal Financial Group, Inc.	19,500	760,890
*	Priority Healthcare Corp.	2,000	45,760
*	ProAssurance Corp.	1,900	76,950
	Procter & Gamble Co.	131,300	6,970,717
*	Progenics Pharmaceuticals, Inc.	800	18,576
	Progress Energy, Inc.	11,200	485,408
*	Progress Software Corp.	2,200	50,930

37

	Progressive Corp.	14,700	1,280,370
*	ProQuest Co.	1,400	51,170
	Prosperity Bancshares, Inc.	1,300	35,893
	Protective Life Corp.	3,300	131,868
*	Protein Design Labs, Inc.	5,300	79,394
	Provident Bancorp, Inc.	200	2,572
	Provident Bankshares Corp.	1,386	46,306
*	Providian Financial Corp.	19,600	336,140
*	Province Healthcare Co.	2,100	48,468
	Prudential Financial, Inc.	32,600	1,858,200
*	PSS World Medical, Inc.	3,600	43,776
*	Psychiatric Solutions, Inc.	1,000	39,820
	Public Service Enterprise Group, Inc.	10,800	589,140
	Puget Energy, Inc.	3,700	84,804
	Pulitzer, Inc.	500	31,840
	Pulte Homes, Inc.	8,200	639,764
*	PW Eagle, Inc.	100	304
	QAD, Inc.	1,500	11,730
*	QLogic Corp.	5,100	205,479
*	QLT, Inc.	1,000	13,970
*	QuadraMed Corp.	100	185
	Quaker Chemical Corp.	400	8,916
	Quaker Fabric Corp.	400	1,688
	Qualcomm, Inc.	97,200	3,509,892
	Quality Systems, Inc.	600	48,300
	Quanex Corp.	1,200	70,620
*	Quanta Services, Inc.	4,765	37,405
*	Quantum Corp.	4,700	13,583
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	1,000	5,400
	Quest Diagnostics, Inc.	6,100	606,340
*	Quest Software, Inc.	5,600	75,992
	Questar Corp.	5,100	270,402
*	QuickLogic Corp.	500	1,835
*	Quidel Corp.	900	3,969
*	Quigley Corp.	500	4,190
*	Quiksilver, Inc.	3,900	123,201
*	Quinton Cardiology Systems, Inc.	500	4,870
	Quixote Corp.	300	5,349
*	Quovadx, Inc.	439	1,277
*	Qwest Communications International, Inc.	84,500	329,550
*	R.H. Donnelley Corp.	1,600	97,600
	Radian Group, Inc.	6,500	314,145
*	Radiant Systems, Inc.	900	7,092
*	Radio One, Inc.	1,100	15,114
*	Radiologix, Inc.	400	1,876
	RadioShack Corp.	9,100	268,996
*	RadiSys Corp.	960	14,621
*	RailAmerica, Inc.	1,400	16,884
*	Raindance Communictions, Inc.	200	464
	Ralcorp Holdings, Inc.	1,800	83,790
*	Rambus, Inc.	5,000	87,850
*	Ramtron International Corp.	300	1,230
	Range Resources Corp.	3,800	95,912
*	Rare Hospitality International, Inc.	2,100	61,446

38

	Raven Industries, Inc.	648	11,683
	Raymond James Financial, Inc.	4,550	138,593
*	Rayovac Corp.	1,800	77,400
	Raytech Corp.	1,000	1,820
	Raytheon Co.	24,100	921,584
*	RC2 Corp.	1,400	43,302
*	RCN Corp.	100	2
	Reader’s Digest Association, Inc.	5,922	102,451
*	RealNetworks, Inc.	9,500	59,470
	Rebublic Services, Inc.	8,100	256,851
*	Red Hat, Inc.	9,200	105,432
*	Redback Networks, Inc.	1,800	11,970
	Reebok International, Ltd.	3,400	150,144
	Regal-Beloit Corp.	600	18,504
*	Regeneration Technologies, Inc.	1,500	16,110
*	Regeneron Pharmaceuticals, Inc.	2,400	14,664
*	Regent Communications, Inc.	854	4,304
	Regions Financial Corp.	32,459	1,047,127
	Regis Corp.	2,500	98,500
*	RehabCare Group, Inc.	1,000	28,700
	Reinsurance Group of America, Inc.	3,400	155,210
	Reliance Steel & Aluminum Co.	1,500	68,550
*	Reliant Energy, Inc.	18,899	226,599
#	Reliv International, Inc.	500	4,750
*	Remec, Inc.	3,700	23,199
*	Remington Oil & Gas Corp.	1,600	53,312
	Renaissance Learning, Inc.	1,387	23,399
*	Renal Care Group, Inc.	3,750	147,750
*	Rent-A-Center, Inc.	4,650	120,668
* #	Rentech, Inc.	1,600	2,512
*	Rentrak Corp.	500	5,550
*	Rent-Way, Inc.	900	7,029
*	Repligen Corp.	1,700	3,077
	Republic Bancorp, Inc.	3,449	50,183
*	Res-Care, Inc.	500	6,845
*	ResMed, Inc.	2,000	117,900
	Resource America, Inc.	1,100	43,450
*	Resources Connection, Inc.	1,100	54,736
*	Respironics, Inc.	2,325	134,269
*	Restoration Hardware, Inc.	1,100	5,841
*	Retail Ventures, Inc.	700	5,117
*	Retek, Inc.	2,800	23,548
*	Revlon, Inc.	11,000	26,730
*	Rewards Network, Inc.	700	3,738
*	Rex Stores Corp.	500	7,055
	Reynolds & Reynolds Co.	3,200	88,544
	Reynolds American, Inc.	6,700	549,065
*	RF Micro Devices, Inc.	10,800	59,400
*	RF Monolithics, Inc.	300	2,100
	Richardson Electronics, Ltd.	400	4,508
	Riggs National Corp.	800	15,480
*	Rita Medical Systems, Inc.	252	852
*	Rite Aid Corp.	23,500	82,250
*	Riverstone Networks, Inc.	1,800	1,782
	RLI Corp.	1,600	69,280

39

	Robbins & Myers, Inc.	700	16,800
	Robert Half International, Inc.	10,000	291,700
	Rock-Tenn Co. Class A	1,000	14,270
	Rockwell Automation, Inc.	10,600	658,790
	Rockwell Collins, Inc.	10,400	478,920
*	Rofin-Sinar Technologies, Inc.	1,000	36,650
*	Rogers Corp.	900	41,094
	Rohm & Haas Co.	11,800	568,406
	Rollins, Inc.	2,300	58,696
	Roper Industries, Inc.	2,400	155,040
	Ross Stores, Inc.	8,600	240,800
	Rowan Companies, Inc.	6,300	199,584
	Royal Gold, Inc.	1,200	21,156
	RPC, Inc.	200	5,220
	RPM International, Inc.	6,100	114,253
*	RSA Security, Inc.	3,900	63,726
*	RTI International Metals, Inc.	1,300	35,230
*	Rubio’s Restaurants, Inc.	300	3,423
	Ruby Tuesday, Inc.	3,700	89,466
	Ruddick Corp.	2,200	51,920
*	Rudolph Technologies, Inc.	800	14,672
	Russ Berrie & Co., Inc.	800	18,208
	Russell Corp.	200	3,618
*	Ryan’s Restaurant Group, Inc.	1,650	22,176
	Ryder System, Inc.	3,500	148,610
	Ryerson Tull, Inc.	800	11,480
	Ryland Group, Inc.	3,400	236,470
	S&T Bancorp, Inc.	1,517	56,357
*	S1 Corp.	4,100	31,488
	Sabre Holdings Corp.	6,900	145,452
	Safeco Corp.	6,100	290,909
*	Safeguard Scientifics, Inc.	3,800	6,042
*	SafeNet, Inc.	987	29,610
*	Safeway, Inc.	27,100	498,640
*	Saga Communications, Inc. Class A	1,125	18,034
	Saks, Inc.	7,700	116,963
*	Salem Communications Corp.	1,400	32,354
* #	Salton, Inc.	600	1,692
*	San Filippo (John B.) & Son, Inc.	400	10,398
	Sanders Morris Harris Group, Inc.	1,218	20,803
	Sanderson Farms, Inc.	1,050	47,114
*	Sandisk Corp.	9,700	260,736
	Sandy Spring Bancorp, Inc.	600	19,686
*	Sangamo BioSciences, Inc.	900	4,644
*	Sanmina-SCI Corp.	30,700	170,385
*	Sapient Corp.	6,100	44,957
	Sara Lee Corp.	41,600	931,840
*	Savient Pharmaceuticals, Inc.	2,400	6,888
*	SBA Communications Corp.	1,900	16,530
	SBC Communications, Inc.	114,100	2,744,105
*	SBS Technologies, Inc.	500	6,060
	SCANA Corp.	3,900	148,356
*	ScanSoft, Inc.	3,630	15,573
*	ScanSource, Inc.	600	37,650
	Schawk, Inc.	100	2,131

40

*	Schein (Henry), Inc.	2,500	180,850
	Schering-Plough Corp.	85,500	1,620,225
	Schnitzer Steel Industries, Inc. Class A	1,200	48,744
*	Scholastic Corp.	2,300	81,604
	Schulman (A.), Inc.	700	12,642
	Schwab (Charles) Corp.	79,000	829,500
	Schweitzer-Maudoit International, Inc.	600	20,430
*	Sciclone Pharmaceuticals, Inc.	1,500	4,650
*	Scientific Games Corp.	4,700	120,884
	Scientific-Atlanta, Inc.	9,100	281,190
*	SCM Microsystems, Inc.	400	1,540
*	Scotts Co. Class A	2,000	140,140
	SCP Pool Corp.	2,850	97,014
	Scripps (E.W.) Co.	8,000	369,280
*	SCS Transportation, Inc.	550	12,183
	Seaboard Corp.	100	107,000
*	Seachange International, Inc.	1,600	22,160
	Seacoast Banking Corp. of Florida	600	11,880
*	SEACOR Holdings, Inc.	700	44,065
*	Sealed Air Corp.	5,100	266,577
	Sears, Roebuck & Co.	8,700	434,391
*	Seattle Genetics, Inc.	2,100	10,563
*	Secure Computing Corp.	900	8,190
*	SeeBeyond Technology Corp.	4,500	17,100
	SEI Investments Co.	6,300	232,848
*	Select Comfort Corp.	1,900	39,140
*	Selectica, Inc.	700	2,240
	Selective Insurance Group, Inc.	800	36,808
	SEMCO Energy, Inc.	100	621
*	Semitool, Inc.	1,600	16,704
	Sempra Energy	12,500	500,000
*	Semtech Corp.	3,700	72,372
*	SEMX Corp.	100	14
* #	Senesco Technologies, Inc.	200	660
	Sensient Technologies Corp.	2,300	50,232
*	Sepracor, Inc.	5,000	322,350
*	Sequa Corp. Class A	100	5,796
*	Sequa Corp. Class B	100	5,875
*	Sequenom, Inc.	100	121
*	Serena Software, Inc.	2,600	60,060
*	Serologicals Corp.	1,800	43,506
*	Service Corp. International	19,000	143,260
*	SFBC International, Inc.	750	32,588
*	Sharper Image Corp.	968	15,043
*	Shaw Group, Inc.	1,500	31,200
	Sherwin-Williams Co.	7,000	310,100
*	Shiloh Industries, Inc.	1,000	16,470
*	Shoe Carnival, Inc.	500	8,125
*	ShopKo Stores, Inc.	1,200	21,012
* #	Shuffle Master, Inc.	1,925	63,063
*	Siebel Systems, Inc.	31,589	269,454
*	Siebert Financial Corp.	100	334
*	Sierra Health Services, Inc.	1,300	80,028
*	Sierra Pacific Resources	5,400	53,892
* #	Sigma Designs, Inc.	500	5,793

41

	Sigma-Aldrich Corp.	4,000	246,440
	Silgan Holdings, Inc.	1,100	73,128
* #	Silicon Graphics, Inc.	1,600	1,776
*	Silicon Image, Inc.	3,500	40,320
*	Silicon Laboratories, Inc.	2,800	98,280
*	Silicon Storage Technology, Inc.	4,900	22,638
*	Silicon Valley Bancshares	2,200	96,404
*	Siliconix, Inc.	1,500	42,555
	Simmons First National Corp. Class A	589	15,314
*	SimpleTech, Inc.	2,327	9,145
	Simpson Manufacturing Co., Inc.	3,200	110,496
	Sinclair Broadcast Group, Inc. Class A	2,100	16,170
*	Sipex Corp.	1,000	2,200
*	Sirenza Microdevices, Inc.	1,000	4,250
*	Sirna Therapeutics, Inc.	1,100	3,190
*	Sitel Corp.	2,114	3,869
*	Six Flags, Inc.	3,900	17,394
*	Skechers U.S.A., Inc. Class A	1,100	16,808
	Sky Financial Group, Inc.	4,900	136,318
	Skywest, Inc.	1,600	27,312
*	Skyworks Solutions, Inc.	8,500	61,710
*	SL Industries, Inc.	100	1,340
	SLM Corp.	24,500	1,195,600
*	SM&A	500	4,000
*	Smart & Final Food, Inc.	1,700	22,100
	Smith (A.O.) Corp.	500	13,140
*	Smith International, Inc.	5,800	372,708
*	Smithfield Foods, Inc.	7,000	238,350
*	Smurfit-Stone Container Corp.	18,500	307,655
	Snap-On, Inc.	2,900	95,990
*	Sola International, Inc.	1,500	41,730
*	Solectron Corp.	58,800	291,060
	Sonic Automotive, Inc.	1,200	26,628
*	Sonic Corp.	3,125	105,281
*	Sonic Innovations, Inc.	400	1,916
*	Sonic Solutions, Inc.	1,500	23,460
*	SonicWALL, Inc.	2,800	17,304
	Sonoco Products Co.	500	14,540
*	SonoSite, Inc.	1,500	40,920
*	Sonus Networks, Inc.	3,200	16,864
*	Sonus Pharmaceuticals, Inc.	600	2,513
*	Sotheby’s Holdings, Inc. Class A	2,300	40,986
	Sound Federal Bancorp, Inc.	100	1,555
*	Source Interlink Companies, Inc.	1,300	14,820
*	SOURCECORP, Inc.	500	10,440
	South Financial Group, Inc.	3,301	101,341
	South Jersey Industries, Inc.	100	5,587
	Southern Co.	33,400	1,072,808
*	Southern Union Co.	5,245	133,032
	Southwest Airlines Co.	48,300	668,955
	Southwest Bancorp, Inc.	700	13,615
	Southwest Bancorporation of Texas, Inc.	4,400	83,820
	Southwest Gas Corp.	300	7,524
	Southwest Water Co.	935	10,659
*	Southwestern Energy Co.	2,100	128,100

42

	Sovereign Bancorp, Inc.	24,900	571,206
*	Spanish Broadcasting System, Inc.	2,000	20,100
	Spartan Motors, Inc.	300	3,150
	Spartech Corp.	1,500	32,955
*	Specialty Laboratories, Inc.	1,100	10,472
	SpectraLink Corp.	700	10,647
*	Spectranetics Corp.	700	4,088
* #	Spectrum Pharmaceuticals, Inc.	300	1,956
	Speedway Motorsports, Inc.	2,500	93,000
*	Spherion Corp.	2,400	18,720
* #	Spherix, Inc.	300	990
*	Spinnaker Exploration Co.	1,900	68,134
*	Sportsman’s Guide, Inc.	400	9,696
	Sprint Corp.	73,450	1,739,296
*	SPSS, Inc.	600	11,640
	SPX Corp.	3,500	155,820
* #	SR Telecom, Inc.	3	2
*	SRA International, Inc.	1,100	66,913
*	SRS Labs, Inc.	600	3,012
	SS&C Technologies, Inc.	1,300	31,356
*	St. Jude Medical, Inc.	18,200	711,620
	St. Mary Land & Exploration Co.	10,800	549,504
*	Staar Surgical Co.	700	4,494
*	Stage Stores, Inc.	700	26,992
*	Stamps.com, Inc.	1,250	22,836
	StanCorp Financial Group, Inc.	2,200	191,598
*	Standard Management Corp.	100	349
*	Standard Microsystems Corp.	800	14,024
	Standard Motor Products, Inc.	600	6,936
	Standard Pacific Corp.	2,400	192,000
	Standard Register Co.	1,200	16,308
	Standex International Corp.	500	14,455
	Stanley Furniture, Inc.	100	4,687
	Staples, Inc.	28,900	910,928
* #	Star Scientific, Inc.	3,300	19,008
*	Starbucks Corp.	19,900	1,031,019
	StarTek, Inc.	600	10,830
	Starwood Hotels & Resorts Worldwide, Inc.	11,400	652,536
	State Auto Financial Corp.	2,100	58,653
	State Street Corp.	16,900	741,065
	Station Casinos, Inc.	4,000	243,760
* #	STATS ChipPAC, Ltd.	1,392	8,477
*	Steak n Shake Co.	1,600	30,608
	Steel Dynamics, Inc.	2,900	129,166
	Steel Technologies, Inc.	500	15,415
	Steelcase, Inc. Class A	3,100	44,268
*	Stein Mart, Inc.	2,100	43,701
*	Steinway Musical Instruments, Inc.	200	5,416
*	Stellent, Inc.	500	4,495
*	Stericycle, Inc.	2,500	114,950
*	Steris Corp.	4,300	106,425
	Sterling Bancorp	1,000	24,760
	Sterling Bancshares, Inc.	2,600	37,934
*	Sterling Financial Corp.	1,378	52,529
	Stewart & Stevenson Services, Inc.	1,200	25,704

43

*	Stewart Enterprises, Inc.	4,000	25,360
	Stewart Information Services Corp.	900	35,991
*	Stifel Financial Corp.	300	6,450
*	Stillwater Mining Co.	5,100	58,038
*	Stone Energy Corp.	1,600	80,368
*	Stoneridge, Inc.	1,200	14,484
*	Storage Technology Corp.	6,400	203,520
*	Stratasys, Inc.	700	20,272
*	Strategic Diagnostics, Inc.	200	608
*	Stratex Networks, Inc.	3,500	7,385
	Strayer Education, Inc.	1,100	116,347
	Stride Rite Corp.	1,500	19,500
	Stryker Corp.	25,100	1,246,466
	Student Loan Corp.	1,000	197,300
	Sturm Ruger & Co., Inc.	600	4,746
*	Sun Bancorp, Inc.	925	22,663
*	Sun Microsystems, Inc.	201,700	851,174
*	Suncoast Naturals, Inc.	21	3
*	Sungard Data Systems, Inc.	17,900	467,369
	Sunoco, Inc.	4,300	426,130
*	Sunrise Senior Living, Inc.	1,000	47,400
	SunTrust Banks, Inc.	18,217	1,319,639
*	Superconductor Technologies, Inc.	1	1
*	SuperGen, Inc.	2,200	11,044
*	Superior Energy Services, Inc.	4,100	78,638
*	Superior Essex, Inc.	100	1,750
#	Superior Industries International, Inc.	1,048	27,751
*	Supertex, Inc.	600	11,622
	Supervalu, Inc.	6,900	219,213
*	SupportSoft, Inc.	2,400	14,184
	Supreme Industries, Inc.	110	741
	SureWest Communications	400	8,936
* #	SurModics, Inc.	1,000	32,150
	Susquehanna Bancshares, Inc.	1,100	27,104
*	Swift Energy Corp.	1,400	38,066
*	Swift Transportation Co., Inc.	4,100	97,252
	SWS Group, Inc.	200	3,612
*	Sybase, Inc.	5,900	111,156
*	Sybron Dental Specialties, Inc.	2,200	78,584
*	Sycamore Networks, Inc.	11,658	41,852
*	Sykes Enterprises, Inc.	900	6,903
*	Symantec Corp.	31,700	697,717
	Symbol Technologies, Inc.	13,900	246,447
*	Symmetricom, Inc.	2,800	29,680
*	Symyx Technologies	1,700	47,413
*	Synaptics, Inc.	1,500	35,835
*	Synopsys, Inc.	8,796	159,208
*	Synovis Life Technologies, Inc.	500	5,385
	Synovus Financial Corp.	15,900	431,844
*	Synplicity, Inc.	700	4,298
	Syntel, Inc.	1,900	36,119
*	Syntroleum Corp.	2,200	25,157
	Sypris Solutions, Inc.	800	8,888
	Sysco Corp.	33,692	1,159,679
*	Systemax, Inc.	100	625

44

	T. Rowe Price Group, Inc.	8,000	491,120
*	Tag-It Pacific, Inc.	100	475
*	Take-Two Interactive Software, Inc.	2,600	95,342
	Talbots, Inc.	2,858	79,652
*	TALK America Holdings, Inc.	400	2,460
	TALX Corp.	1,500	30,825
*	Tanox, Inc.	2,600	28,938
	Target Corp.	52,100	2,647,722
*	Tarrant Apparel Group	400	664
*	TBC Corp.	1,300	38,909
	TCF Financial Corp.	6,300	174,195
*	Tech Data Corp.	3,600	147,564
*	Techne Corp.	2,233	76,123
	Technical Olympic USA, Inc.	2,700	81,864
*	Technitrol, Inc.	1,600	28,400
	TECO Energy, Inc.	7,300	115,997
	Tecumseh Products Co. Class A	300	12,315
*	Tejon Ranch Co.	100	4,925
*	Tekelec	3,600	61,128
	Tektronix, Inc.	5,145	148,793
*	TeleCommunication Systems, Inc.	700	1,785
*	Teledyne Technologies, Inc.	1,700	51,986
	Teleflex, Inc.	2,300	115,828
*	Teleglobe International Holdings, Ltd.	50	250
	Telephone & Data Systems, Inc.	2,800	245,000
*	TeleTech Holdings, Inc.	3,900	44,655
*	Telik, Inc.	2,200	41,536
* #	Telkonet, Inc.	2,200	11,660
*	Tellabs, Inc.	27,115	192,245
*	Telular Corp.	300	1,644
	Temple-Inland, Inc.	3,200	256,640
*	Tenet Healthcare Corp.	28,100	306,571
	Tennant Co.	500	19,650
*	Tenneco Automotive, Inc.	2,600	39,494
*	Teradyne, Inc.	11,500	177,330
*	Terayon Communication Systems, Inc.	2,500	8,550
*	Terex Corp.	3,000	135,600
* #	Terra Industries, Inc.	5,100	41,718
*	Tesoro Petroleum Corp.	3,800	140,334
*	Tetra Tech, Inc.	3,000	49,740
*	TETRA Technologies, Inc.	1,250	39,138
	Texas Industries, Inc.	1,200	80,040
	Texas Instruments, Inc.	105,300	2,787,291
	Texas Regional Banchshares, Inc. Class A	3,025	90,175
	Textron, Inc.	7,900	611,065
*	The Banc Corp.	500	4,985
	The Brink’s Co.	3,500	121,310
*	The Children’s Place Retail Stores, Inc.	1,400	55,986
	The Colonial BancGroup, Inc.	6,400	130,368
*	The DIRECTV Group, Inc.	83,000	1,245,830
*	The Dress Barn, Inc.	1,700	32,079
*	The Geo Group, Inc.	700	20,097
	The Goldman Sachs Group, Inc.	30,900	3,361,920
*	The Kroger Co.	43,400	780,766
*	The Lamson & Sessions Co.	1,500	14,445

45

	The Manitowoc Co., Inc.	1,600	65,920
	The Marcus Corp.	1,200	27,984
	The McClatchey Co.	1,100	79,794
*	The Medicines Co.	2,500	58,250
*	The Mens Warehouse, Inc.	2,000	70,340
*	The Mosaic Co.	2,900	47,734
	The Neiman Marcus Group, Inc.	1,600	115,520
*	The New Dun & Bradstreet Corp.	3,900	239,694
	The New York Times Co. Class A	7,800	285,948
	The Phoenix Companies, Inc.	1,500	19,230
*	The Sports Authority, Inc.	1,096	26,841
	The St. Joe Corp.	4,700	341,455
	The St. Paul Travelers Companies, Inc.	33,607	1,287,820
	The Stanley Works	3,800	175,750
	The TJX Companies, Inc.	28,200	688,644
	The Topps Co., Inc.	1,700	15,997
	The Williams Companies, Inc.	35,500	668,465
*	Theragenics Corp.	667	2,228
*	Therma-Wave, Inc.	900	2,610
*	Thermo Electron Corp.	9,700	266,362
*	TheStreet.com, Inc.	610	2,684
*	Third Wave Technologies, Inc.	1,800	12,294
*	Thomas & Betts Corp.	3,800	118,104
	Thomas Industries, Inc.	800	32,064
	Thor Industries, Inc.	3,400	121,040
*	Thoratec Corp.	3,100	36,425
*	THQ, Inc.	2,200	60,148
*	Three-Five Systems, Inc.	465	577
*	TIBCO Software, Inc.	12,400	121,024
	Tidewater, Inc.	2,900	119,683
*	Tier Technologies, Inc. Class B	500	3,340
	TierOne Corp.	900	22,329
	Tiffany & Co.	8,400	253,260
*	Timberland Co. Class A	1,800	125,352
*	Time Warner Telecom, Inc.	2,000	8,060
*	Time Warner, Inc.	273,800	4,717,574
	Timken Co.	4,700	133,010
*	Titan Corp.	4,400	73,040
*	Titan Pharmaceuticals, Inc.	900	2,160
* #	TiVo, Inc.	4,000	16,040
	Todd Shipyards Corp.	100	1,925
*	Toll Brothers, Inc.	4,600	405,030
*	Tollgrade Communications, Inc.	600	5,376
*	Too, Inc.	1,800	47,808
	Tootsie Roll Industries, Inc.	1,979	59,370
	Torchmark Corp.	6,700	349,137
	Toro Co.	1,300	112,723
*	Total Entertainment Restaurant Corp.	300	3,252
	Total System Services, Inc.	11,700	281,151
* #	Tower Automotive, Inc.	1,738	439
*	Toys R Us, Inc.	12,000	274,440
*	Tractor Supply Co.	2,000	85,180
*	Tradestation Group, Inc.	1,900	12,768
	Traffix, Inc.	100	594
*	Trammell Crow Co.	2,000	38,700

46

*	Trans World Entertainment Corp.	1,330	18,660
*	Transaction Systems Architects, Inc.	2,000	46,760
	Transatlantic Holdings, Inc.	4,250	285,175
*	Transkaryotic Therapies, Inc.	1,900	43,776
*	Transmeta Corp.	4,735	4,972
*	TransMontaigne, Inc.	1,600	12,272
* #	Transwitch Corp.	800	1,032
*	TRC Companies, Inc.	800	12,992
	Tredegar Industries, Inc.	1,100	19,030
*	Trex Co., Inc.	700	31,857
*	Triad Guaranty, Inc.	700	36,771
*	Triad Hospitals, Inc.	5,200	227,084
	Triarc Companies, Inc. Class A	1,300	20,254
	Triarc Companies, Inc. Class B	2,000	30,000
	Tribune Co.	19,400	790,162
*	Trico Marine Services, Inc.	100	30
*	Trident Microsystems, Inc.	1,400	25,886
*	Trimble Navigation, Ltd.	2,995	107,880
*	Trimeris, Inc.	1,000	12,780
	Trinity Industries, Inc.	2,400	69,120
*	TriPath Imaging, Inc.	1,800	13,536
* #	Tripath Technology, Inc.	800	944
*	Triquint Semiconductor, Inc.	5,000	17,250
*	Triton PCS Holdings, Inc.	600	2,130
*	Triumph Group, Inc.	800	29,736
* #	Tri-Valley Corp.	600	8,808
*	TriZetto Group, Inc.	2,400	21,336
* #	Tropical Sportswear International Corp.	100	3
	TrustCo Bank Corp. NY	2,100	25,221
	Trustmark Corp.	2,500	68,800
*	TTM Technologies, Inc.	2,300	24,771
*	Tuesday Morning Corp.	2,000	62,700
*	Tumbleweed Communications Corp.	1,500	3,900
	Tupperware Corp.	2,100	43,029
*	TurboChef Technologies, Inc.	300	4,947
*	Tut Systems, Inc.	500	1,900
*	Tweeter Home Entertainment Group, Inc.	700	4,053
	TXU Corp.	19,400	1,479,250
*	Tyler Technologies, Inc.	2,400	16,896
	Tyson Foods, Inc. Class A	13,600	231,472
	U.S. Bancorp	93,000	2,766,750
*	U.S. Concrete, Inc.	1,000	6,250
*	U.S. Physical Therapy, Inc.	600	8,202
*	UbiquiTel, Inc.	4,700	35,156
	UCBH Holdings, Inc.	3,000	124,170
	UGI Corp.	2,450	109,638
	UICI	2,400	65,808
*	Ulticom, Inc.	2,500	35,075
* #	Ultimate Electronics, Inc.	300	330
*	Ultimate Software Group, Inc.	1,000	13,460
*	Ultratech, Inc.	1,400	22,218
	UMB Financial Corp.	700	39,438
	Umpqua Holdings Corp.	1,845	44,114
*	Unifi, Inc.	1,300	5,447
	Unifirst Corp.	800	32,464

47

	Union Pacific Corp.	13,400	850,230
	UnionBanCal Corp.	8,000	495,200
	Unisource Energy Corp.	500	15,115
*	Unisys Corp.	19,000	145,920
*	Unit Corp.	3,100	141,918
*	United America Idemnity, Ltd.	310	5,658
	United Auto Group, Inc.	2,300	64,124
	United Bankshares, Inc.	1,900	64,752
	United Community Banks, Inc.	1,850	46,065
	United Community Financial Corp.	400	4,480
	United Defense Industries, Inc.	2,700	147,744
	United Industrial Corp.	600	19,800
*	United Natural Foods, Inc.	2,000	62,340
*	United Online, Inc.	3,250	35,263
	United Parcel Service, Inc.	31,900	2,471,931
*	United Rentals, Inc.	4,700	88,924
*	United States Cellular Corp.	3,400	170,000
	United States Steel Corp.	7,000	436,520
*	United Stationers, Inc.	1,800	79,164
*	United Surgical Partners International, Inc.	1,700	69,802
	United Technologies Corp.	28,400	2,836,592
*	United Therapeutics Corp.	1,100	49,973
*	UnitedGlobalCom, Inc.	22,800	212,040
	UnitedHealth Group, Inc.	46,782	4,264,647
	Unitrin, Inc.	3,300	154,704
*	Universal American Financial Corp.	3,100	48,763
*	Universal Compression Holdings, Inc.	1,200	45,600
	Universal Corp.	1,000	50,200
*	Universal Display Corp.	900	6,804
*	Universal Electronics, Inc.	700	11,914
	Universal Forest Products, Inc.	1,100	43,065
	Universal Health Services, Inc.	3,700	174,640
*	Univision Communications, Inc. Class A	15,205	401,260
	Unocal Corp.	14,900	806,090
*	Unova, Inc.	3,400	79,152
	UnumProvident Corp.	11,800	199,656
*	UQM Technologies, Inc.	400	1,668
*	Urban Outfitters, Inc.	4,100	170,519
*	Urologix, Inc.	300	1,758
*	URS Corp.	1,600	46,144
*	USA Mobility, Inc.	600	23,544
* #	USANA Health Services, Inc.	1,200	53,424
	USEC, Inc.	1,900	28,120
	USF Corp.	1,100	52,580
	UST, Inc.	7,000	382,550
*	VA Software Corp.	600	1,122
*	Vail Resorts, Inc.	1,000	24,340
*	Valassis Communications, Inc.	2,500	93,525
	Valeant Pharmaceuticals International	4,800	116,400
	Valero Energy Corp.	15,700	1,118,468
	Valhi, Inc.	6,000	93,180
	Valley National Bancorp	4,368	113,524
	Valmont Industries, Inc.	1,600	40,320
	Valspar Corp.	2,600	119,990
*	ValueClick, Inc.	4,200	53,130

48

*	ValueVision Media, Inc. Class A	2,032	26,416
*	Varco International, Inc.	5,900	222,489
*	Varian Medical Systems, Inc.	7,300	262,289
*	Varian Semiconductor Equipment Associates, Inc.	2,400	95,616
*	Varian, Inc.	2,000	85,300
*	Varsity Group, Inc.	200	1,430
* #	Vascular Solutions, Inc.	500	4,600
*	Vastera, Inc.	900	2,556
*	Vaxgen, Inc.	1,000	14,100
*	VCA Antech, Inc.	3,800	76,304
	Vector Group, Ltd.	100	1,670
	Vectren Corp.	2,900	78,474
*	Veeco Instruments, Inc.	1,600	23,936
*	Ventana Medical Systems, Inc.	900	60,507
*	Ventiv Health, Inc.	1,400	33,390
* #	Verilink Corp.	400	1,168
*	Verint Systems, Inc.	200	7,893
*	VeriSign, Inc.	14,000	383,880
*	Veritas DGC, Inc.	1,800	48,816
*	VERITAS Software Corp.	23,100	559,482
*	Verity, Inc.	1,500	17,775
	Verizon Communications, Inc.	110,700	3,981,879
*	Vermont Pure Holdings, Ltd.	100	250
*	Vertex Pharmaceuticals, Inc.	3,900	45,006
*	Vertrue, Inc.	500	19,445
	Vesta Insurance Group, Inc.	600	2,040
	VF Corp.	6,400	382,464
	Viacom, Inc. Class A	6,200	218,798
	Viacom, Inc. Class B	101,400	3,538,860
	Viad Corp.	1,450	39,150
*	Viasat, Inc.	1,500	29,820
*	Viasys Healthcare, Inc.	262	5,421
*	Vical, Inc.	400	2,292
	Vicor Corp.	1,600	18,160
*	Vicuron Pharmaceuticals, Inc.	3,000	52,050
*	Viewpoint Corp.	1,300	3,666
*	Vignette Corp.	2,600	3,094
*	Viisage Technology, Inc.	2,600	15,080
	Vintage Petroleum, Inc.	4,100	121,729
*	Virage Logic Corp.	1,100	14,553
*	Virbac Corp.	100	355
*	Virologic, Inc.	1,240	2,939
* #	ViroPharma, Inc.	500	1,135
*	Vishay Intertechnology, Inc.	8,800	114,840
	Visteon Corp.	4,600	30,866
*	VISX, Inc.	2,100	50,736
*	Vital Images, Inc.	400	5,892
	Vital Signs, Inc.	900	36,972
*	Vitesse Semiconductor, Inc.	11,900	36,295
*	Vitria Technology, Inc.	1,100	3,795
*	Vivus, Inc.	1,000	3,980
*	Volt Information Sciences, Inc.	1,000	29,120
	Vulcan Materials Co.	5,500	318,230
*	Vyyo, Inc.	300	2,466
*	W-H Energy Services, Inc.	1,500	39,600

49

*	Wabash National Corp.	1,400	37,758
	Wabtec Corp.	2,900	53,389
	Wachovia Corp.	76,692	4,065,443
	Waddell & Reed Financial, Inc.	40,200	836,160
	Walgreen Co.	59,900	2,565,517
	Wal-Mart Stores, Inc.	237,600	12,262,536
	Walter Industries, Inc.	2,000	76,740
*	Warnaco Group, Inc.	1,800	43,056
	Washington Federal, Inc.	3,802	90,298
*	Washington Group International, Inc.	300	13,125
	Washington Mutual, Inc.	41,500	1,741,340
	Washington Post Co.	100	89,800
	Washington Trust Bancorp, Inc.	900	25,371
*	Waste Connections, Inc.	3,000	102,240
	Waste Management, Inc.	34,100	997,084
*	WatchGuard Technologies, Inc.	900	3,267
*	Waters Corp.	6,500	317,525
	Watsco, Inc. Class A	1,200	45,792
*	Watson Pharmaceuticals, Inc.	6,700	212,658
	Watson Wyatt & Co. Holdings	1,700	46,512
	Watts Water Technologies, Inc.	1,200	39,900
	Wausau-Mosinee Paper Corp.	2,300	34,684
*	WCI Communities, Inc.	2,500	86,750
	WD-40 Co.	700	22,932
*	Webco Industries, Inc.	100	850
*	WebEx Communications, Inc.	2,100	49,077
*	WebMD Corp.	19,400	146,276
*	webMethods, Inc.	2,300	14,421
*	Websense, Inc.	1,100	65,835
	Webster Financial Corp.	2,800	122,640
*	Weight Watchers International, Inc.	5,600	240,800
	Weis Markets, Inc.	1,400	52,052
*	WellChoice, Inc.	5,300	273,745
	Wellman, Inc.	800	10,960
*	WellPoint, Inc.	20,645	2,519,929
	Wells Fargo & Co.	84,400	5,011,672
	Wendy’s International, Inc.	6,500	246,025
	Werner Enterprises, Inc.	4,641	99,317
	Wesbanco, Inc.	732	19,683
	Wesco Financial Corp.	100	39,500
*	WESCO International, Inc.	2,200	79,046
	West Bancorporation	600	10,656
	West Coast Bancorp	700	17,220
*	West Corp.	4,100	138,211
*	West Marine, Inc.	1,300	31,434
	West Pharmaceutical Services, Inc.	1,400	35,980
*	Westaff, Inc.	100	543
	Westamerica Bancorporation	1,500	78,135
	Westar Energy, Inc.	2,900	66,642
	Westcorp, Inc.	3,500	158,375
*	Westell Technologies, Inc.	3,000	18,840
*	Western Digital Corp.	11,300	127,238
	Western Gas Resources, Inc.	4,300	159,100
*	Western Wireless Corp.	4,700	184,710
*	Westmoreland Coal Co.	300	9,900

50

	Westwood Holdings Group, Inc.	125	2,438
*	Westwood One, Inc.	5,500	120,120
* #	Wet Seal, Inc. Class A	1,250	3,650
	Weyerhaeuser Co.	12,400	829,932
*	WFS Financial, Inc.	2,700	135,837
	WGL Holdings, Inc.	700	21,490
	Whirlpool Corp.	3,300	210,375
*	White Electronics Designs Corp.	400	2,016
*	Whitehall Jewelers, Inc.	458	3,229
*	Whiting Petroleum Corp.	18	761
	Whitney Holding Corp.	2,000	88,600
	Whole Foods Market, Inc.	3,600	370,152
*	Wild Oats Markets, Inc.	1,300	8,385
	Wiley (John) & Sons, Inc. Class A	3,000	104,250
*	William Lyon Homes, Inc.	1,000	88,840
*	Williams-Sonoma, Inc.	6,500	225,485
	Willow Grove Bancorp, Inc.	100	1,706
	Wilmington Trust Corp.	2,900	98,281
*	Wilshire Enterprises, Inc.	100	915
*	Wilson Greatbatch Technologies, Inc.	800	14,024
*	Wilsons The Leather Experts, Inc.	1,100	3,531
*	Wind River Systems, Inc.	4,200	56,532
* #	Winn-Dixie Stores, Inc.	4,700	3,008
	Winnebago Industries, Inc.	2,200	77,770
	Wintrust Financial Corp.	1,150	61,709
*	Wireless Facilities, Inc.	3,800	26,828
	Wireless Telecom Group, Inc.	500	1,395
	Wisconsin Energy Corp.	5,300	184,016
*	Witness Systems, Inc.	1,200	22,452
*	WJ Communications, Inc.	1,500	4,245
* #	WMS Industries, Inc.	1,600	47,984
*	Wolverine Tube, Inc.	500	4,975
	Wolverine World Wide, Inc.	3,150	70,088
	Woodhead Industries, Inc.	100	1,396
	Woodward Governor Co.	700	51,233
*	World Acceptance Corp.	1,100	30,030
	World Fuel Services Corp.	1,200	34,380
	World Wrestling Federation Entertainment, Inc.	700	8,862
*	Worldwide Restaurant Concepts, Inc.	700	3,675
	Worthington Industries, Inc.	4,500	94,275
	WPS Resources Corp.	1,300	67,756
*	Wright Medical Group, Inc.	1,800	45,882
	Wrigley (Wm.) Jr. Co.	11,300	752,128
	Wyeth	67,100	2,739,022
	X-Rite, Inc.	1,000	16,170
	Xcel Energy, Inc.	14,700	260,484
*	Xerox Corp.	52,200	814,320
	Xilinx, Inc.	20,300	613,060
*	XM Satellite Radio Holdings, Inc.	10,800	355,968
	XTO Energy, Inc.	16,000	728,320
*	Yahoo!, Inc.	68,800	2,220,176
*	Yankee Candle Co., Inc.	2,500	77,400
*	Yellow Roadway Corp.	2,897	167,302
	York International Corp.	2,000	77,340
*	Young Broadcasting, Inc. Class A	600	5,364

51

	Yum! Brands, Inc.	17,200	839,016
*	Zebra Technologies Corp. Class A	4,050	201,974
*	Zhone Technologies, Inc.	1,500	4,035
*	Zila, Inc.	1,500	6,210
*	Zimmer Holdings, Inc.	12,700	1,090,930
	Zions Bancorporation	4,600	304,060
*	Zix Corp.	977	2,902
*	Zoll Medical Corp.	700	21,182
* #	Zoltek Companies, Inc.	1,200	16,320
*	Zomax, Inc.	600	2,550
*	Zoran Corp.	1,505	16,119
*	Zygo Corp.	500	6,515
*	Zymogenetics, Inc.	3,100	61,163
TOTAL COMMON STOCKS (Cost $601,102,723)			715,031,859

RIGHTS/WARRANTS – (0.0%)
*	Chart Industries, Inc. Warrants 09/15/10	2	34
*	Magnum Hunter Resources, Inc. Warrants 03/21/05	200	368
*	Virologic, Inc. Contingent Value Rights	340	92
TOTAL RIGHTS/WARRANTS (Cost $122)			494

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS – (1.9%)

Repurchase Agreement, Merrill Lynch Triparty Repo 2.58%, 03/01/05 (Collateralized by $6,620,000 U.S. Treasury Bill 02/15/19, valued at $3,427,505) to be repurchased at $3,360,126 (Cost $3,359,885)	$3,360	3,359,885

Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collaterlized by $10,698,000 FHLMC Notes 4.00%, 09/22/09, valued at $10,791,608) to be repurchased at $10,632,700 (Cost $10,632,000)	10,632	10,632,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,991,885)		13,991,885

TOTAL INVESTMENTS - (100.0%) (Cost $615,094,730) ††		$729,024,238

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $615,522,089.

52

Organization

The DFA Investment Trust Company (the “Trust” or the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Trust’s advisor is Dimensional Fund Advisors Inc. The Trust consists of twenty-one investment portfolios, of which thirteen are included in this document.

Security Valuation

Securities held by The U.S. Large Company Series,  The U.S. Large Cap Value Series,  The U.S. Small Cap Value Series, The U.S. Small Cap Series, and The Tax-Managed U.S. Marketwide Value Series (the “Domestic Equity Portfolios”) which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Fund values it securities at the mean between the quoted bid and asked prices.

Securities held by The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series ( the “International Equity Portfolios”)  which are listed on a securities exchange are valued at the last quoted sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International

Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Trustees of the International Equity Portfolios monitors the operation of the method used to fair value price the International Equity Portfolios’ foreign investments.

Securities held by The Enhanced U.S. Large Company Series, The DFA One-Year Fixed Income Series, and The DFA Two-Year Global Fixed Income Series are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.  Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

February 28, 2005

(Unaudited)

		Shares	Value †

SOUTH AFRICA — (12.4%)
COMMON STOCKS — (12.4%)
	ABSA Group, Ltd.	1,130,544	$15,411,266
	Advtech, Ltd.	620,958	136,305
	Aeci, Ltd.	269,123	1,984,530
	Afgri, Ltd.	914,345	752,644
	African Life Assurance Co., Ltd.	418,109	1,577,432
*	Afrikander Lease, Ltd.	246,760	207,352
	AG Industries, Ltd.	356,487	195,628
	Allied Electronics Corp., Ltd.	343,114	914,971
	Anglo American PLC	234,915	5,861,545
*	Anglovaal Mining, Ltd.	557,530	2,992,615
	Argent Industrial, Ltd.	119,621	233,857
*	AST Group, Ltd.	195,883	15,452
	Aveng, Ltd.	824,377	1,696,467
	Barloworld, Ltd.	520,319	9,458,317
*	Bell Equipment, Ltd.	188,200	204,942
*	Bridgestone Firestone Maxiprest, Ltd.	113,271	15,540
*	Business Connexion Group, Ltd.	465,381	355,146
	Bytes Technology Group, Ltd.	314,654	410,096
	Capital Alliance Holdings, Ltd.	394,918	1,223,103
	Capitec Bank Holdings, Ltd.	148,874	380,403
	Caxton & CTP Publishers & Printers, Ltd.	1,227,717	2,526,492
	Corpcapital, Ltd.	579,166	20,857
*	Datatec, Ltd.	288,099	473,804
	Delta Electrical Industries, Ltd.	124,750	759,464
*	Dimension Data Holdings PLC	1,342,376	943,836
	Distell Group, Ltd.	545,688	2,348,856
	Dorbyl, Ltd.	67,373	352,390
	Ellerine Holdings, Ltd.	218,884	2,064,125
	Enviroserv Holdings, Ltd.	259,484	164,646
	Gold Reef Casino Resorts, Ltd.	344,218	796,903
	Grintek, Ltd.	210,786	65,789
	Group Five, Ltd.	158,397	400,933
	Harmony Gold Mining Co., Ltd.	981,200	8,413,290
	Highveld Steel & Vanadilum Corp., Ltd.	262,534	2,311,425
	Hudaco Industries, Ltd.	64,681	399,317
	Iliad Africa, Ltd.	76,658	134,090
	Illovo Sugar, Ltd.	698,306	1,023,883
	Imperial Holdings, Ltd.	354,239	6,439,328
	Investec, Ltd.	121,362	3,579,724
	Iscor, Ltd.	1,571,171	17,271,093
*	JCI, Ltd.	4,289,448	213,323
	Johnic Communications, Ltd.	273,017	1,755,736
	Kersaf Investments, Ltd.	151,284	1,751,197

1

	Liberty Group, Ltd.	1,019,246	11,396,328
	M Cubed Holdings, Ltd.	1,367,759	84,440
	Medi-Clinic Corp., Ltd.	957,763	2,439,062
	Metair Investment, Ltd.	14,620	501,436
*	Metorex, Ltd.	328,332	180,178
*	Metoz Holdings, Ltd.	2,159,090	999,707
	Metropolitan Holdings, Ltd.	1,470,926	2,850,412
	Murray & Roberts Holdings, Ltd.	690,667	1,806,246
	Mvelaphanda Group, Ltd.	533,601	558,194
	Nampak, Ltd.	1,538,234	4,247,043
	Nedcor, Ltd.	1,209,316	16,594,978
	New Clicks Holdings, Ltd.	1,016,221	1,446,454
	Northam Platinum, Ltd.	565,335	872,543
	Nu-World Holdings	43,045	228,835
	Oceana Group	276,431	649,450
	Old Mutual PLC	8,437,086	22,831,677
	Omnia Holdings, Ltd.	63,382	510,860
*	Palabora Mining Co., Ltd.	69,265	380,104
	Peregrine Holdings, Ltd.	427,469	249,242
*	Prism Holdings, Ltd.	458,100	33,781
	PSG Group, Ltd.	222,582	267,194
	Rainbow Chicken, Ltd.	720,394	827,720
*	Randgold & Exploration Co., Ltd.	153,471	342,143
	Redefine Income Fund, Ltd.	83,325	47,584
*	Relyant Retail, Ltd.	944,541	388,750
	Sanlam, Ltd.	6,336,985	14,507,824
	Santam, Ltd.	297,834	4,009,427
	Sappi, Ltd.	572,746	7,712,243
	Steinhoff International Holdings, Ltd.	3,125,536	7,305,647
	Tiger Wheels, Ltd.	116,729	580,517
	Tongaat-Hulett Group, Ltd.	392,522	4,040,158
	Trans Hex Group, Ltd.	222,929	680,495
*	Trencor, Ltd.	485,806	1,364,631
	UCS Group, Ltd.	376,067	83,839
	Unitrans Ltd	165,695	937,695
	Value Group, Ltd.	311,313	101,435
*	Western Areas, Ltd.	84,722	435,869
TOTAL COMMON STOCKS (Cost $149,170,041)			210,732,253

INVESTMENT IN CURRENCY — (0.0%)
*	South African Rand		15,135
(Cost $14,287)
TOTAL — SOUTH AFRICA (Cost $149,184,328)			210,747,388

SOUTH KOREA — (12.0%)
COMMON STOCKS — (12.0%)
*	Aekyung Petrochemical Co., Ltd.	10,140	183,721
*	Anam Semiconductor, Inc.	440,789	1,430,535
	Asia Cement Manufacturing Co., Ltd.	9,438	316,166

2

	AUK Corp.	24,000	104,171
	Baiksan Co., Ltd.	41,550	47,982
	Boo Kook Securities Co., Ltd.	17,385	128,938
	BYC Co., Ltd.	810	46,770
*	Byuck San Corp.	2,132	33,216
*	Byuck San Engineering and Construction Co., Ltd.	87,860	387,476
*	Capro Corp.	16,830	76,569
	Cheil Industrial, Inc.	80,314	1,431,180
*	Cho Kwang Leather Co., Ltd.	4,860	18,385
	Choil Aluminium Mfg. Co., Ltd.	5,770	36,763
	Chon Bang Co., Ltd.	2,520	82,537
*	Chong Kun Dang Pharmaceutical Corp.	11,299	151,853
	Choongwae Pharmaceutical Corp.	9,816	262,867
	Chosun Refractories Co., Ltd.	7,370	223,778
*	CKD Bio Corp.	3,109	20,427
*	D.I Corp.	65,430	188,897
	Dae Chang Industrial Co.	6,170	33,783
	Dae Dong Industrial Co., Ltd.	3,930	29,147
*	Dae Han Fire & Marine Insurance Co., Ltd.	12,610	77,455
	Dae Sang Corp.	82,740	455,502
	Dae Won Kang Up Co., Ltd.	13,100	206,053
*	Dae Young Packaging Co., Ltd.	356,210	47,873
	Daeduck Industries Co., Ltd.	28,400	330,791
	Daegu Bank Co., Ltd.	193,922	1,455,622
	Daehan Flour Mills Co., Ltd.	2,525	266,451
	Daehan Synthetic Fiber Co., Ltd.	2,000	72,076
	Daelim Industrial Co., Ltd.	66,570	4,175,122
	Daelim Trading Co., Ltd.	27,140	170,486
	Daesung Industrial Co., Ltd.	7,690	208,231
	Daewoo Engineering & Construction Co., Ltd.	819,780	6,153,451
*	Daewoo International Corp.	64,190	763,634
*	Daewoo Motor Sales Corp.	61,560	643,484
*	Daewoo Securities Co., Ltd.	471,530	3,332,865
	Daewoong Co., Ltd.	12,340	125,304
	Dahaam E-Tec Co., Ltd.	5,985	79,244
	Daishin Securities Co., Ltd.	103,481	1,802,805
	Daiyang Metal Co., Ltd.	40,000	92,583
*	Daou Technology, Inc.	60,000	123,345
*	DC Chemical Co., Ltd.	38,990	733,610
*	Dong Ah Tire Industrial Co., Ltd.	43,904	258,751
	Dong Bu Insurance Co., Ltd.	132,650	1,230,760
*	Dong Hai Pulp Co., Ltd.	14,310	38,606
*	Dong IL Rubber Belt Co., Ltd.	7,744	17,269
	Dong Wha Pharmaceutical Industries Co.	5,167	65,841
*	Dong Won Co., Ltd.	5,520	83,803
*	Dong Yang Department Store Co., Ltd.	9,000	65,406
*	Dong-A Pharmaceutical Co., Ltd.	20,320	679,720
*	Dongbu Corp.	46,410	554,425
	Dongbu Hannong Chemical Co., Ltd.	14,890	324,630
	Dongbu Securities Co., Ltd.	22,040	102,466
	Dongbu Steel Co., Ltd.	46,108	771,144
	Dong-Il Corp.	4,205	140,236
*	Dongkook Industries Co., Ltd.	1,620	7,064
	Dongkuk Steel Mill Co., Ltd.	155,862	3,956,676

3

*	Dongsu Industrial Co., Ltd.	15,408	177,932
	Dongsung Chemical Industries	3,770	29,387
	Dongwon F&B Co., Ltd.	6,666	411,441
	Dongwon Financial Holding Co., Ltd.	116,926	1,786,774
	Dongwon Industries Co., Ltd.	1,876	31,189
*	Dongyang Express & Construction Corp.	5,250	147,387
	Dongyang Mechatronics Corp.	20,680	92,643
*	Doosan Corp.	41,820	530,816
	Doosan Heavy Industries & Construction Co., Ltd.	362,030	4,613,224
*	Doosan Industrial Development Co., Ltd.	149,310	826,445
	DPI Co., Ltd.	33,340	191,842
*	Duck Yang Industry Co., Ltd.	4,000	45,197
*	Enex Co., Ltd.	5,960	44,203
	F&F Co., Ltd.	23,100	43,808
*	First Fire & Marine Insurance Co., Ltd.	40,160	81,959
*	Firstech Co., Ltd.	28,190	47,708
	Fursys, Inc.	24,120	397,398
	Global & Yuasa Battery Co., Ltd.	11,600	25,406
	Green Cross Corp.	10,540	349,410
	Gwangju Shinsegae Co., Ltd.	1,590	93,390
	Halla Engineering & Construction Corp.	7,450	107,541
	Han Kuk Carbon Co., Ltd.	25,070	66,637
	Han Wha Corp.	146,740	2,731,745
	Han Yang Securities Co., Ltd.	24,940	113,962
	Hana Securities Co., Ltd.	40,790	452,771
	Handok Pharmaceuticals Co., Ltd.	18,150	225,859
	Handsome Corp.	35,380	383,914
*	Hanil Cement Manufacturing Co., Ltd.	15,883	988,240
	Hanil E-wha Co., Ltd.	79,730	125,806
	Hanil Iron & Steel Co., Ltd.	1,815	36,137
	Hanjin Heavy Industry Co., Ltd.	145,790	1,959,348
	Hanjin Transportation Co., Ltd.	23,460	358,498
*	Hankook Core Co., Ltd.	7,001	592
	Hankook Cosmetics Co., Ltd.	30,000	44,798
	Hankook Tire Manufacturing Co., Ltd.	150,550	1,678,606
	Hankuk Electric Glass Co., Ltd.	20,520	1,127,630
*	Hankuk Glass Industries, Inc.	22,200	1,880,757
	Hankuk Paper Manufacturing Co., Ltd.	9,800	340,488
*	Hanmi Capital Co., Ltd.	28,690	199,359
	Hansae Co., Ltd.	3,260	41,866
*	Hansol Chemical Co., Ltd.	12,467	73,970
*	Hansol CSN Co., Ltd.	103,640	171,272
	Hansol Paper Co., Ltd.	92,914	1,040,600
*	Hansol Telecom Co., Ltd.	2,189	11,332
	Hanssem Co., Ltd.	12,390	95,346
	Hanwha Chemical Corp.	235,430	3,152,348
	Hanwha Securities Co., Ltd.	62,690	335,137
	Heesung Cable, Ltd.	3,660	46,456
	Histeel Co., Ltd	1,188	27,911
	Hotel Shilla, Ltd.	76,920	543,685
	HS R&A Co., Ltd.	4,980	40,653
	Huchems Fine Chemical Corp.	45,340	205,824
*	Huneed Technologoes Co., Ltd.	90,030	32,714
	Husteel Co., Ltd.	10,370	160,015

4

	Hwa Sung Industrial Co.	26,510	176,821
*	Hwashin Co., Ltd.	42,000	60,000
	Hyosung T & C Co., Ltd.	61,987	808,392
	Hyundai Cement Co., Ltd.	15,435	431,780
*	Hyundai Corp.	6,015	33,473
	Hyundai Department Store Co., Ltd.	37,908	1,792,563
	Hyundai Department Store H & S Co., Ltd.	8,362	234,752
	Hyundai Development Co.	160,560	2,853,157
	Hyundai Elevator Co., Ltd.	9,180	440,494
	Hyundai Heavy Industries Co., Ltd.	168,030	8,397,318
	Hyundai Hysco	170,820	2,848,417
	Hyundai Marine & Fire Insurance Co., Ltd.	127,340	684,556
*	Hyundai Merchant Marine Co., Ltd.	193,270	3,578,718
	Hyundai Mipo Dockyard Co., Ltd.	15,693	826,441
	Hyundai Motor Co., Ltd.	369,320	21,287,833
	Hyundai Pharmaceutical Ind Co., Ltd.	4,200	68,571
*	Hyundai Securities Co., Ltd.	249,730	1,889,445
	Il Dong Pharmaceutical Co., Ltd.	5,840	115,986
*	Il Jin Diamond Co., Ltd.	5,361	79,521
	Il Sung Pharmaceutical Co., Ltd.	3,990	99,105
	Il Yang Pharmaceutical Co., Ltd.	6,107	38,119
*	Iljin Diamond Co., Ltd.	9,368	129,632
*	IlJin Electric, Ltd.	26,530	66,820
	IlShin Spinning Co., Ltd.	3,600	143,713
	INI Steel Co., Ltd.	235,930	4,709,205
	ISU Chemical Co., Ltd.	14,350	171,429
	Je Il Pharmaceutical Co.	2,220	94,922
	Jeonbuk Bank, Ltd.	54,559	252,563
*	Jinro, Ltd.	407	18,233
	Joongang Constuction Co., Ltd.	9,880	134,750
*	KDB Capital Corp.	10,222	42,486
*	Keang Nam Enterprises Co., Ltd.	7,902	79,846
	KEC Corp.	10,630	224,346
	Keyang Electric Machinery Co., Ltd.	71,760	102,871
*	KG Chemical Corp.	11,123	78,177
	Kia Motors Corp.	697,820	9,864,653
	Kodenshi Korea Corp.	38,000	94,007
	Kolon Chemical Co., Ltd.	20,220	163,250
*	Kolon Engineering & Construction Co., Ltd.	37,850	244,923
*	Kolon Industries, Inc.	32,379	273,022
*	Kolon International	1,905	10,582
*	Kolon International Corp.	11,960	73,582
	Korea Cast Iron Pipe Co., Ltd.	44,688	186,849
*	Korea Circuit Co.	31,660	208,020
	Korea Development Co., Ltd.	23,520	503,415
*	Korea Development Leasing Corp.	6,348	197,802
	Korea Fine Chemical Co., Ltd.	7,000	83,624
	Korea Flange Co., Ltd.	10,290	162,878
	Korea Iron & Steel Co., Ltd.	25,230	728,392
	Korea Iron & Steel Works Co., Ltd.	21,294	487,568
	Korea Kolmar Co., Ltd.	35,185	215,418
*	Korea Komho Petrochemical	61,750	1,260,204
	Korea Mutual Savings Bank	14,910	104,199
	Korea Petrochemical Industry Co., Ltd.	12,300	423,673

5

	Korea Polyol Co., Ltd.	10,556	331,550
	Korea Reinsurance Co., Ltd.	111,460	610,284
	Korea Zinc Co., Ltd.	46,920	1,833,360
	Korean Air Co., Ltd.	186,478	3,824,238
	Korean Air Terminal Service Co., Ltd.	3,490	64,102
*	KP Chemical Corp.	201,976	1,284,845
*	KTB Network, Ltd.	135,720	502,617
	Kukdo Chemical Co., Ltd.	8,710	123,995
	Kukdong City Gas Co., Ltd.	12,780	263,361
	Kumgang Korea Chemical Co., Ltd.	25,170	3,883,873
*	Kumho Industrial Co., Ltd.	89,380	1,379,184
*	Kunsul Chemical Industrial Co. Ltd	12,700	140,971
	Kwang Dong Pharmaceutical Co., Ltd.	114,660	308,195
	Kyeryong Construction Industrial Co., Ltd.	17,500	358,885
	Kyobo Securities Co., Ltd.	76,680	351,911
	Kyong Dong Boiler Co., Ltd.	3,450	56,155
*	Kyungbang Co., Ltd.	1,856	100,699
	LG Cable, Ltd.	72,780	1,728,027
	LG Chemical Investment, Ltd.	109,390	3,049,199
	LG Engineering & Construction Corp.	104,882	2,928,761
	LG International Corp.	117,374	1,256,118
*	LG Investment & Securities Co., Ltd.	200,240	2,352,247
	Lotte Confectionary Co., Ltd.	1,170	838,626
	Lotte Sam Kang Co., Ltd.	2,460	296,327
	Meritz Securities Co., Ltd.	73,900	329,957
*	Midopa Co., Ltd.	88,950	575,585
	Motonic Corp.	640	11,468
	Namhae Chemical Corp.	105,810	310,214
	Namyang Dairy Products Co., Ltd.	1,320	533,519
	Nong Shim Holdings Co., Ltd.	1,750	124,390
	Oriental Fire & Marine Insurance Co., Ltd.	16,810	325,490
	Ottogi Corp.	7,320	531,966
	Pacific Industries, Inc.	12,240	162,063
*	Pantech Co., Ltd.	19,630	102,205
	PaperCorea, Inc.	19,552	64,914
*	Partsnic Co., Ltd.	11,310	26,459
	Pohang Coated Steel Co., Ltd.	12,780	318,069
	Poong Lim Industrial Co., Ltd.	32,280	138,343
*	Poong San Corp.	66,220	985,554
*	Pum Yang Construction Co., Ltd.	14,667	116,523
	Pusan Bank	200,400	1,629,933
	Pusan City Gas Co., Ltd.	21,560	391,707
	Pyung Hwa Industrial Co., Ltd.	45,370	208,670
*	Regent Securities Co., Ltd.	108,437	138,178
*	Rocket Electric Co., Ltd.	3,460	6,166
*	Saehan Industries, Inc.	95,610	202,261
*	Saehan Media Corp.	31,250	57,087
	Sam Jin Pharmaceutical Co., Ltd.	2,650	98,402
	Sam Yung Trading Co., Ltd.	13,840	31,689
*	Sambu Construction Co., Ltd.	11,398	217,871
	Samhwa Crown and Closure Co., Ltd.	3,100	39,965
	Samhwa Paints Industrial Co., Ltd.	33,600	105,868
*	Samlip Industrial Co., Ltd.	15,670	112,319
*	Samsung Climate Control Co., Ltd.	11,990	80,570

6

	Samsung Corp.	331,070	5,273,390
	Samsung Engineering Co., Ltd.	84,110	745,225
	Samsung Fine Chemicals	57,050	1,090,453
	Samsung Heavy Industries Co., Ltd.	491,740	3,965,250
	Samsung Securities Co., Ltd.	103,330	2,998,576
	Samsung Techwin Co., Ltd.	96,690	933,691
	Samwhan Corp. Co., Ltd.	17,730	179,153
	Samyang Corp.	22,135	859,398
	Samyang Genex Co., Ltd.	5,490	229,547
	Samyang Tongsang Co., Ltd.	2,820	45,900
*	Samyoung Chemical Co., Ltd.	2,820	26,530
	Samyoung Corp.	6,130	101,607
	Samyoung Electronics Co., Ltd.	39,200	305,171
	Seah Holdings Corp.	4,619	200,026
	Seah Steel Corp.	6,245	207,649
*	Segye Corp.	20,530	38,117
	Sejong Industrial Co., Ltd.	44,050	198,214
	Sejong Securities Co., Ltd.	54,071	278,833
	Sempio Foods Co.	3,610	35,040
*	Seoul Securities Co., Ltd.	109,220	451,232
*	Shin Dong-Ah Fire & Marine Insurance Co.	22,873	98,369
	Shin Heung Securities Co., Ltd.	9,130	39,174
	Shin Young Securities Co., Ltd.	18,390	334,114
	Shin Young Wacoal, Inc.	273	13,317
	Shinhan Financial Group Co., Ltd.	46,326	1,372,024
*	Shin-Ho Paper Manufacturing Co., Ltd.	38,850	166,307
	Shinmoorim Paper Manufacturing Co., Ltd.	34,120	285,664
*	Shinpoong Pharmaceutical Co., Ltd.	4,540	56,044
	Shinsegae Engineering & Construction Co., Ltd.	3,980	87,168
*	Shinsung Tongsang Co., Ltd.	21,550	41,298
	Sindo Ricoh Co., Ltd.	15,060	946,029
	SK Chemicals Co., Ltd.	37,810	496,856
	SK Gas Co., Ltd.	18,370	517,542
*	SKC Co., Ltd.	57,310	551,134
	Song Woun Industries	24,310	52,879
*	Ssang Bang Wool Co., Ltd.	52,870	173,689
*	Ssangyong Cement Industry Co., Ltd.	587,792	778,261
*	Ssangyong Fire & Marine Insurance Co.	13,190	51,145
*	Ssangyong Motor Co.	225,280	1,711,186
*	STX Corp.	24,376	380,989
*	STX Engine	8,711	87,587
	Sung Chang Enterprise Co., Ltd.	9,000	304,629
	Sung Shin Cement Co., Ltd.	40,070	837,700
*	Sungwon Corp.	20,600	43,476
	Sunjin Co., Ltd.	4,240	121,143
*	Sunkyong Securities Co., Ltd.	384,280	336,651
	Tae Kwang Industrial Co., Ltd.	2,621	1,422,046
	Tae Kyung Industrial Co., Ltd.	63,000	198,188
	Tae Young Corp.	16,270	644,645
	Taegu Department Store Co., Ltd.	19,941	170,724
	Tai Han Electric Wire Co., Ltd.	84,107	1,071,747
	Tai Lim Packaging Industries Co., Ltd.	4,380	18,880
*	The Will-Bes & Co., Ltd.	10,640	34,690
*	Tong Kook Corp.	607	944

7

*	Tong Yang Investment Bank	166,420	886,358
*	Tong Yang Major Corp.	24,960	143,622
	Tong Yang Moolsan Co., Ltd.	4,560	17,250
	Tongil Heavy Industries Co., Ltd.	160,770	149,647
	TS Corp.	3,881	76,306
	Union Steel Manufacturing Co., Ltd.	21,297	1,081,281
	Wiscom Co., Ltd.	22,000	91,220
*	Woongjin.Com Co., Ltd.	78,940	411,007
	Yoo Sung Enterprise Co., Ltd.	3,780	98,969
	Youlchon Chemical Co., Ltd.	47,300	560,348
*	Young Poong Mining & Construction Corp.	18,030	987
	Youngbo Chemical Co., Ltd.	33,000	76,874
	Youngone Corp.	108,650	389,388
	Youngpoong Corp.	2,710	243,077
	Yuhan Corp.	5,435	543,771
	Yuhwa Securities Co., Ltd.	17,000	165,515
*	Zinus, Inc.	9,330	28,561

TOTAL — SOUTH KOREA (Cost $102,808,649)			204,316,194

MEXICO — (11.9%)
COMMON STOCKS — (11.9%)
	Alfa S.A. de C.V. Series A	5,405,364	30,432,592
	Cementos de Mexico S.A. de C.V. Series B	785,300	6,281,070
*	Cintra S.A. de C.V.	85,000	63,935
*	Consorcio Hogar S.A. de C.V. Series B	540,200	199,514
	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	8,624,770
*	Corporacion Geo S.A. de C.V. Series B	1,728,500	4,351,963
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,414,805	4,071,941
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	631
	Corporativo Fragua S.A. de C.V. Series B	70	248
*	Desc S.A. de C.V. Series B	8,736,833	2,557,828
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	38,293
	El Puerto de Liverpool S.A. de C.V. Series C1	328,600	621,614
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,297
*	Empresas ICA Sociedad Controladora S.A. de C.V.	19,372,200	8,079,675
	Empresas la Moderna S.A. de C.V. Series A	3,457,285	314,551
	Fomento Economico Mexicano Series B & D	488,000	2,932,106
	Gruma S.A. de C.V. Series B	2,981,950	7,279,535
	Grupo Carso S.A. de C.V. Series A-1	3,548,624	19,144,688
	Grupo Cementos de Chihuahua, S.A. de C.V.	2,656,660	5,743,561
	Grupo Continental S.A. de C.V.	1,052,000	1,904,784
	Grupo Corvi S.A. de C.V. Series L	284,000	66,516
	Grupo Financiero del Norte S.A. Series C	650,000	4,496,266
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	74	27
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	75,724	27,353
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,095,305	12,546,299
*	Grupo Gigante S.A. de C.V. Series B	324,076	258,943
*	Grupo Herdez S.A. de C.V.	319,000	153,737
	Grupo Industrial Maseca S.A. de C.V. Series B	2,751,700	1,611,196

8

	Grupo Industrial Saltillo S.A. de C.V.	1,060,300	1,995,745
*	Grupo Iusacell S.A. de C.V.	143,500	284,386
*	Grupo Nutrisa S.A. de C.V.	428	166
	Grupo Posadas S.A. de C.V. Series L	356,000	243,724
*	Grupo Qumma S.A. de C.V. Series B	5,301	86
*	Grupo Tribasa S.A. de C.V.	152,065	0
*	Hylsamex S.A. de C.V. Series B	1,026,960	3,532,947
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	371,800	929,408
	Industrias Penoles S.A. de C.V.	1,277,400	6,955,962
*	Industrias S.A. de C.V. Series B	2,080,952	5,063,148
*	Jugos del Valle S.A. de C.V. Series B	196,600	302,840
*	Nueva Grupo Mexico S.A. de C.V. Series B	6,598,308	38,278,282
	Organizacion Soriana S.A. de C.V. Series B	4,883,100	20,225,468
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	904
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,587
*	US Commercial Corp. S.A. de C.V.	271,000	100,089
	Vitro S.A. de C.V.	2,699,100	2,696,401
TOTAL COMMON STOCKS (Cost $132,249,619)			202,422,076

INVESTMENT IN CURRENCY — (0.0%)
*	Mexican Peso		6,037
(Cost $6,375)
TOTAL — MEXICO (Cost $132,255,994)			202,428,113

TAIWAN — (11.3%)
COMMON STOCKS — (11.0%)
*	A.G.V. Products Corp.	327,000	77,331
	Ability Enterprise Co., Ltd.	271,000	151,718
	Abit Computer Co., Ltd.	835,498	61,829
*	Abocom Systems, Inc.	105,000	27,027
*	Accton Technology Corp.	855,000	407,143
	Acer, Inc.	1,544,235	2,509,133
*	Allis Electric Co., Ltd.	86,320	19,719
	Altek Corp.	36,000	39,498
*	Ambassador Hotel	522,000	335,907
	Amtran Technology Co., Ltd.	532,324	296,306
*	Apex Science & Engineering Corp.	103,000	16,338
*	Arima Computer Corp.	1,851,000	541,959
	Asia Cement Corp.	5,419,115	3,801,052
	Asia Chemical Corp.	357,000	100,507
	Asia Polymer Corp.	272,160	154,119
*	Askey Computer Co., Ltd.	723,917	433,232
	Audix Co., Ltd.	56,000	49,910
*	Aurora Corp.	344,650	201,822
	Aurora Systems Corp.	157,000	73,752
	Avision, Inc.	147,000	81,824
	Bank of Kaohsiung Co., Ltd.	966,622	737,096
*	Behavior Tech Computer Corp.	544,000	121,647

9

*	Bes Engineering Corp.	2,010,089	394,516
*	Carnival Industrial Corp.	336,000	67,568
	Cathay Chemical Works, Inc.	131,000	47,207
	Cathay Real Estate Development Co., Ltd.	1,914,421	1,139,536
*	Central Insurance Co., Ltd.	336,020	132,981
	Central Reinsurance Co., Ltd.	354,550	154,003
*	Chang Hwa Commercial Bank	10,034,459	6,941,469
*	Chang-Ho Fibre Corp.	50,000	21,396
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	21,158
	Cheng Loong Corp.	1,798,480	711,754
*	Chia Her Industrial Co., Ltd.	699,000	71,070
*	Chia Hsin Cement Corp.	1,216,000	557,529
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	812,250	95,651
	Chia-I Industrial Co., Ltd.	474,000	169,286
*	Chien Tai Cement Co., Ltd.	282,238	6,811
	China Airlines	7,362,939	4,430,082
	China Chemical & Pharmaceutical Co.	300,240	133,311
*	China Development Financial Holdong Co., Inc.	13,731,000	6,074,686
	China Electric Manufacturing Co., Ltd.	306,000	93,041
*	China General Plastics Corp.	314,000	152,555
*	China Glaze Co., Ltd.	54,000	13,639
*	China Life Insurance Co., Ltd.	698,763	454,151
*	China Man-Made Fiber Co., Ltd.	952,020	511,542
	China Motor Co., Ltd.	2,255,000	2,923,954
*	China Petrochemical Development Corp.	2,716,000	703,468
*	China Rebar Co., Ltd.	1,009,328	116,586
	China Steel Structure Co., Ltd.	173,873	93,426
*	China Synthetic Rubber Corp.	497,948	189,855
*	China United Trust & Investment Corp.	534,289	82,688
*	China Wire & Cable Co., Ltd.	379,000	68,288
	Chinatrust Financial Holdings Co., Ltd.	241,686	288,499
	Chin-Poon Industrial Co., Ltd.	397,716	259,769
*	Chun Yu Works & Co., Ltd.	230,000	84,733
	Chun Yuan Steel Industrial Co., Ltd.	756,050	535,171
	Chung Hsin Electric & Machinery Co., Ltd.	646,000	313,855
	Chung Hwa Pulp Corp.	848,419	420,388
*	Chung Shing Textile Co., Ltd.	228,600	4,634
*	Chungwa Picture Tubes Co., Ltd.	8,188,000	3,622,426
	Clevo Co.	676,848	248,265
	CMC Magnetics Corp.	6,417,000	2,993,774
	Collins Co., Ltd.	328,758	115,827
	Compal Electronics, Inc.	282,000	271,293
*	Compeq Manufacturing Co., Ltd.	1,514,000	470,080
*	Compex International Co. Ltd.	46,400	3,986
	Continental Engineering Corp.	1,840,965	941,806
*	Cosmos Bank Taiwan	3,625,000	1,702,864
	CTB Financial Holding Co., Ltd.	13,856,000	9,362,162
	CTCI Corp.	1,049,154	600,867
	Cyntec Co., Ltd.	33,600	20,216
*	Da-Cin Construction Co., Ltd.	229,000	75,154
*	Delpha Construction Co., Ltd.	228,044	34,632
	Der Pao Construction Co., Ltd.	483,000	142,196
	DFI, Inc.	64,000	33,771
	Edom Technology Co., Ltd.	68,000	50,541

10

	Elan Microelectronincs Corp.	45,000	28,089
*	Elite Material Co., Ltd.	93,000	25,434
	Elitegroup Computer Systems Co., Ltd.	1,384,250	908,581
*	Enlight Corp.	250,000	71,992
*	Entie Commercial Bank	3,763,474	1,356,207
*	ET Internet Technology Corp.	354,676	182,587
	Eten Information Systems, Ltd.	134,000	86,660
	Eternal Chemical Co., Ltd.	1,075,000	750,563
*	Eva Airways Corp.	7,899,071	4,193,522
*	Ever Fortune Industrial Co., Ltd.	409,000	4,343
*	Everest Textile Co., Ltd.	432,177	112,633
	Evergreen International Storage & Transport Corp.	2,303,000	1,059,617
	Evergreen Marine Corp., Ltd.	2,170,457	2,241,688
	Everlight Chemical Industrial Corp.	306,950	112,588
*	Everspring Industry Co., Ltd.	206,000	49,379
	Far East Department Stores, Ltd.	2,278,000	1,275,328
	Far East Textile, Ltd.	8,682,613	6,537,102
	Far Eastern International Bank	825,000	512,307
	Federal Corp.	353,000	231,699
*	FIC Global, Inc.	640,080	105,032
	First Copper Technology Co., Ltd.	322,750	141,229
*	First Financial Holding Co., Ltd.	3,071,000	2,657,976
	First Hotel	130,380	76,349
	Formosa Taffeta Co., Ltd.	4,052,706	2,099,375
*	Formosan Rubber Group, Inc.	445,000	219,064
	Formosan Union Chemical Corp.	195,247	67,846
	Fortune Electric Co., Ltd.	191,000	54,694
*	Fu I Industrial Co., Ltd.	264,000	62,857
	Fuh-Hwa Financial Holding Co., Ltd.	5,584,953	3,162,650
	Fwuson Industry Co., Ltd.	302,000	58,301
*	G.T.M. Corp.	133,000	47,500
*	Giga Storage Corp.	209,898	71,249
	Giga-Byte Technology Co., Ltd.	1,151,750	1,245,135
*	Gold Circuit Electronics, Ltd.	600,140	269,368
*	Goldsun Development & Construction Co., Ltd.	1,691,000	508,715
*	Grand Pacific Petrochemical Corp.	347,000	144,025
	Great China Metal Industry Co., Ltd.	373,000	244,826
	Great Wall Enterprise Co., Ltd.	376,980	104,312
*	Helix Co., Ltd	158,211	34,361
	Hey Song Corp.	594,000	196,853
	Ho Tung Holding Corp.	781,628	225,083
*	Hocheng Corp.	364,000	116,532
	Hong Ho Precision Textile Co., Ltd.	93,889	14,712
	Hong Tai Electric Industrial Co., Ltd.	282,000	87,104
*	Hsinchu International Bank	1,615,834	1,122,973
	Hsing Ta Cement Co., Ltd.	376,980	129,178
	Hua Eng Wire & Cable Co., Ltd.	702,035	182,963
	Hua Nan Financial Holding Co., Ltd.	80,774	69,651
*	Hualon Corp.	257,040	8,932
*	Hung Ching Development & Construction Co., Ltd.	528,000	71,521
	Hung Poo Construction Corp.	430,000	329,279
*	Hung Sheng Construction Co., Ltd.	865,000	417,471
	International Bank of Taipei	2,686,734	2,022,831
	Inventec Corp.	4,380,550	2,255,109

11

*	Jean Co., Ltd.	154,000	43,108
	Jui Li Enterprise Co., Ltd.	195,000	58,977
	Jung Shing Wire Co., Ltd.	123,000	45,709
	Kang Na Hsiung Co., Ltd.	74,271	34,531
*	Kao Hsing Chang Iron & Steel Corp.	360,000	192,278
*	Kee Tai Properties Co., Ltd.	272,000	59,949
	King Yuan Electronics Co., Ltd.	1,397,172	1,020,457
*	Kingdom Construction Co., Ltd.	464,000	150,039
	Kinpo Electronics, Inc.	2,613,240	1,147,707
	Knowledge-Yield-Excellence Systems Corp.	193,000	155,245
*	Kuoyang Construction Co., Ltd.	136,029	59,086
*	Kwong Fong Industries Corp.	230,000	33,227
	Lan Fa Textile Co., Ltd.	301,395	93,095
*	Lead Data Co., Ltd.	444,140	80,740
*	Leadtek Research, Inc.	112,000	58,739
*	Lealea Enterprise Co., Ltd.	658,000	129,144
	Lee Chang Yung Chemical Industry Corp.	750,501	369,455
*	Lee Chi Enterprises Co., Ltd.	196,000	80,405
*	Lelon Co., Ltd.	132,118	45,697
*	Leofoo Development Co., Ltd.	238,000	118,694
*	Les Enphants Co., Ltd.	126,000	57,365
*	Li Peng Enterprise Co., Ltd.	694,000	221,062
	Li Shin International Enterprise Corp.	39,900	21,953
	Lien Hwa Industrial Corp.	915,000	373,890
	Ling Sheng PrecisionIndustrial Corp.	211,320	88,390
	Long Bon Development Co., Ltd.	694,000	242,275
	Long Chen Paper Co., Ltd.	628,000	209,131
	Lucky Cement Corp.	449,000	130,742
*	Luxon Electronics Corp.	313,400	54,452
*	Macronix International Co., Ltd.	8,709,000	1,709,295
*	Megamedia Corp.	65,782	1,355
	Mercuries & Associates, Ltd.	706,980	237,707
	Mercuries Data Co., Ltd.	142,657	49,342
	Merida Industry Co., Ltd.	171,000	119,392
*	Microelectronics Technology, Inc.	489,000	204,537
	Micro-Star International Co., Ltd.	1,471,400	1,008,392
*	Microtek International, Inc.	115,062	21,102
	Mitac International Corp.	2,067,120	1,489,816
	Mitac Technology Corp.	171,000	95,183
	Mustek Systems, Inc.	82,500	28,403
*	Namchow Chemical Industrial Co., Ltd.	164,057	33,519
*	Nankang Rubber Tire Co., Ltd.	104,312	130,893
	Nantex Industry Co., Ltd.	186,430	66,582
*	New Asia Construction & Development Co., Ltd.	146,000	23,958
	Nien Hsing Textile Co., Ltd.	118,000	116,178
	Ocean Plastics Co., Ltd.	128,000	61,158
*	Opto Tech Corp.	483,000	95,574
*	Orient Semiconductor Electronics, Ltd.	648,713	69,922
*	Pacific Construction Co., Ltd.	324,256	21,388
*	Pacific Electric Wire & Cable Corp.	1,873,020	31,338
	Pan Jit International, Inc.	79,000	50,328
	Pan Overseas Electronics Co., Ltd.	187,864	49,565
*	Pan-International Industrial Corp.	198,450	183,892
	Phihong Technology Co., Ltd.	79,110	25,454

12

	Phoenix Precision Technology Corp.	602,000	397,072
*	Picvue Electronics, Ltd.	604,000	77,735
	Premier Image Technology Corp.	209,000	255,534
	Primax Electronics, Ltd.	484,744	128,672
*	Prince Housing & Development Corp.	1,327,000	369,323
*	Procomp Informatics, Ltd.	391,440	80,605
	Prodisc Technology, Inc.	1,339,157	549,365
*	Radium Life Tech Corp.	85,534	76,782
	Ralec Electronic Corp.	172,450	72,409
	Realtek Semiconductor Corp.	1,278,000	1,439,189
*	Rectron, Ltd.	78,300	13,226
	Rexon Industrial Corp., Ltd.	218,820	79,910
	Ritek Corp.	3,638,518	1,311,178
*	Ruentex Development Co., Ltd.	847,000	179,865
	Sampo Corp.	2,082,850	489,215
*	San Fang Chemical Industry Co., Ltd.	82,280	53,477
	Sanyang Industrial Co., Ltd.	1,385,000	619,418
	Sanyo Electric Co., Ltd.	351,000	191,988
*	SDI Corp.	191,483	82,249
	Sheng Yu Steel Co., Ltd.	5,000	6,918
	Shihlin Electric & Engineering Corp.	942,000	684,981
*	Shihlin Paper Corp.	305,000	250,241
	Shinkong Co., Ltd.	186,190	107,233
*	Shinkong Synthetic Fibers Co., Ltd.	2,301,000	662,611
	Shinung Corp.	290,700	74,826
	Shuttle, Inc.	103,000	66,281
*	Silicon Integrated Systems Corp.	2,443,423	1,136,019
	Siliconware Precision Industries Co., Ltd.	1,128,000	1,052,510
*	Sin Yih Ceramic Co., Ltd.	211,000	59,403
	Sincere Navigation Corp.	382,052	494,160
*	Sinkong Spinning Co., Ltd.	195,000	82,191
	SinoPac Holdings Co., Ltd.	5,176,997	3,198,145
*	Sintek Photronics Corp.	1,207,000	563,111
*	Siward Crystal Technology Co., Ltd.	40,789	23,885
*	Solomon Technology Corp.	338,000	69,601
	South East Soda Manufacturing Co., Ltd.	233,000	58,850
*	Southeast Cement Co., Ltd.	656,700	174,317
*	Space Shuttle Hi-Tech Co., Ltd.	177,000	22,438
	Standard Foods Taiwan, Ltd.	288,000	111,660
	Stark Technology, Inc.	150,000	75,772
	Sunonwealth Electric Machine Industry Co., Ltd.	21,000	9,662
	Systex Corp., Ltd.	1,541,341	575,275
	Ta Chen Stainless Pipe Co., Ltd.	81,000	59,942
*	Ta Chong Bank	2,360,000	831,467
	Ta Ya Elec Wire & Cable Co., Ltd.	621,860	224,094
	Tah Hsin Industrial Corp.	268,000	84,073
	Ta-I Technology Co., Ltd.	151,200	97,784
*	Taichung Commercial Bank	2,479,000	1,008,988
*	Tainan Business Bank	749,000	402,455
	Tainan Spinning Co., Ltd.	3,028,000	998,616
*	Taita Chemical Co., Ltd.	223,000	84,307
*	Taitung Business Bank	163,395	40,744
*	Taiwan Business Bank	9,065,120	3,558,380
	Taiwan Cement Corp.	6,551,763	4,258,224

13

	Taiwan Fire & Marine Insurance Co., Ltd.	302,077	174,948
*	Taiwan Flourescent Lamp Co., Ltd.	124,000	50,669
	Taiwan Glass Ind. Corp.	2,245,896	2,232,889
*	Taiwan Kolin Co., Ltd.	689,000	168,481
	Taiwan Mask Corp.	414,000	215,792
	Taiwan Navigation Co., Ltd.	116,354	101,080
*	Taiwan Pulp & Paper Corp.	238,000	82,703
*	Taiwan Sakura Corp.	252,900	77,302
	Taiwan Sogo Shinkong Security Co., Ltd.	478,860	297,362
*	Taiwan Tea Corp.	992,215	215,491
*	Tatung Co., Ltd.	8,538,000	3,186,641
*	Tay-Shan Enterprises Co., Ltd.	372,320	91,044
	Teapo Electronic Corp.	80,580	22,427
	Teco Electric & Machinery Co., Ltd.	3,789,834	1,213,283
	Tecom, Ltd.	307,753	149,520
	Test-Rite International Co., Ltd.	97,005	62,423
*	The Chinese Bank	2,740,000	573,037
*	The Farmers Bank of China	3,319,160	1,180,075
	The First Insurance Co., Ltd.	203,840	141,665
	Ton Yi Industrial Corp.	3,862,810	1,149,646
	Tsann Kuen Enterprise Co., Ltd.	253,870	347,152
	TSRC Corp.	986,000	498,076
	Tung Ho Steel Enterprise Corp.	722,323	618,204
*	Twinhead International Corp.	211,017	46,847
*	Tycoons Group Enterprise Co., Ltd.	401,000	131,602
	Ulead Systems, Inc.	66,000	56,274
*	Union Bank of Taiwan	3,179,000	1,196,728
*	Union Insurance Co., Ltd.	787,454	230,561
	Uni-President Enterprises Corp.	7,273,130	3,674,007
*	Unitech Printed Circuit Board Corp.	433,000	165,092
	United Epitaxy Co., Ltd.	109,978	70,417
*	United Microelectronics Corp.	11,489,000	7,688,906
*	Universal Cement Corp.	465,360	187,911
*	Universal Microelectronics Co., Ltd.	69,010	25,868
	Universal Scientific Industrial Co., Ltd.	1,117,800	431,583
	UPC Technology Corp.	1,192,840	529,639
	Usi Corp.	1,235,000	506,636
*	Ve Wong Corp.	177,000	64,638
*	Via Technologies, Inc.	2,419,402	1,401,198
*	Visual Photonics Epitacy Co., Ltd.	86,000	24,488
*	Walsin Lihwa Corp.	6,589,000	3,222,420
	Walsin Technology Corp., Ltd.	550,191	290,320
	Wan Hwa Enterprise Co., Ltd.	260,590	105,645
	Waterland Financial Holdings	4,553,000	1,911,733
*	Wei Chih Steel Industrial Co., Ltd.	211,898	59,315
*	Wei Chuan Food Corp.	167,000	61,792
	Weltrend Semiconductor, Inc.	106,000	46,384
*	Winbond Electronics Corp.	8,470,000	3,188,514
	Wintek Corp.	128,432	154,135
	Wistron Corp.	1,755,101	801,880
	World Peace Industrial Co., Ltd.	314,700	219,723
	WUS Printed Circuit Co., Ltd.	617,406	294,996
*	Yageo Corp.	3,832,840	1,473,695
	Yang Ming Marine Transport Corp.	1,078,058	1,061,408

14

*	Yi Jinn Industrial Co., Ltd.	387,000	69,107
	Yieh Phui Enterprise Co., Ltd.	1,270,478	923,835
	Yosun Industrial Corp.	208,116	158,699
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,827,926	1,492,213
	Yulon Motor Co., Ltd.	3,190,263	3,921,108
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	1,000	1,425
	Yung Shin Pharmaceutical Industrial Co., Ltd.	268,000	303,526
	Yung Tay Engineering Co., Ltd.	574,000	356,441
	Zig Sheng Industrial Co., Ltd.	477,764	169,861
TOTAL COMMON STOCKS (Cost $158,528,667)			186,321,031

INVESTMENT IN CURRENCY — (0.3%)
*	Taiwan Dollar		5,712,475
(Cost $5,629,552)

RIGHTS/WARRANTS — (0.0%)
*	Ta Chong Bank Rights 03/25/05	351,906	9,624
*	Union Bank of Taiwan Rights 03/25/05	458,577	25,083
TOTAL RIGHTS/WARRANTS (Cost $0)			34,707

TOTAL — TAIWAN (Cost $164,158,219)			192,068,213

BRAZIL — (9.9%)

PREFERRED STOCKS — (8.3%)
	Acesita SA	413,076	7,018,862
	Alpargatas-Santista Textil SA	1,480,000	229,759
	Banco Bradesco SA	251,484	7,929,588
*	Banco Bradesco SA Preferred Receipts	9,275	293,705
	Bradespar SA	2,851	113,401
	Brasil Telecom Participacoes SA	1,406,899	9,535
	Brasileira de Distribuicao Pao de Acucar	146,540,000	3,485,949
	Braskem SA	142,800,000	7,224,097
	Centrais Electricas de Santa Catarin Celesc Series B	3,081,000	1,177,907
	Companhia Brasileira de Petroleo Ipiranga SA	202,800	2,435,636
	Companhia Siderurgica Paulista	720,000	341,997
	Confab Industrial SA	1,800,000	2,140,954
	Coteminas Cia Tecidos Norte de Minas	21,607,500	2,177,856
	Distribuidora de Produtos de Petroleo Ipiranga SA	8,000	135,934
	Duratex SA	66,910,000	3,152,354
	Embraco SA	437,300	219,537
*	Embratel Participacoes SA	1,389,166	2,452
	Forjas Taurus SA	254,000	129,477
	Gerdau SA	775,552	15,274,436
	Globex Utilidades SA	34,076	131,725
*	Industrias Romi SA	4,600,000	259,355
*	Inepar SA Industria e Construcoes	78,960,001	53,362
	Investimentos Itau SA	6,952,166	13,611,694

15

	Magnesita SA Series A	132,900,000	846,824
	Marcopolo SA	370,800	916,439
	Metalurgica Gerdau SA	396,800	10,121,120
	Perdigao SA NPV	199,200	4,162,468
*	Plascar Participacoes Industriais SA	6,900,000	17,053
	Polialden Petroquimica SA	780,000	361,159
	Ripasa SA Papel e Celulose	1,495,000	2,320,873
	Sadia SA	3,838,282	7,307,484
	Sao Pau Alpargatas SA	3,780,000	540,104
	Siderurgica Belgo-Mineira	12,307,631	7,020,031
	Siderurgica de Tubarao Sid Tubarao	211,770,000	13,477,388
	Suzano Bahia Sul Papel e Celullose SA	459,431	2,306,470
	Suzano Petroquimica SA	94,000	224,337
	Tele Celular Sul Participacoes SA	2,775,366	4,501
*	Tele Leste Celular Participacoes SA	1,784,040	324
	Tele Norte Celular Participacoes SA	1,390,958	204
	Tele Norte Leste Participacoes SA	7,538	124,998
	Telemar Norte Leste SA	545,000	14,732,574
	Telemig Celular Participacoes SA	1,422,616	2,148
*	Telesp Celular Participacoes SA	1,887,379	5,153
	Tim Sul SA Preferred Series B	32,030,000	1,088,488
	Uniao des Industrias Petroquimicas SA Series B	2,153,712	3,568,034
	Unibanco-Uniao de Bancos Brasileiros SA	135,500	1,030,836
	Usinas Siderurgicas de Minas Gerais SA	41,925	1,115,517
	Vale do Rio Doce Series B	239,144	0
	Votorantim Celulose e Papel SA	231,000	3,469,237
TOTAL PREFERRED STOCKS (Cost $52,719,755)			142,313,336

COMMON STOCKS — (1.6%)
	Avipal SA Avicultura e Agropecua	12,500,000	39,583
	Brasil Telecom Participacoes SA	51,256,779	504,551
	Companhia Siderurgica Nacional SA	931,400	24,170,720
*	Embratel Participacoes SA	50,000,000	175,710
	Eternit SA	8,800	137,633
	Tele Celular Sul Participacoes SA	98,247,830	151,763
	Tele Centro Oeste Celular Participacoes SA	50,294,346	268,029
*	Tele Leste Celular Participacoes SA	64,212,621	10,167
*	Tele Norte Celular Participacoes SA	50,064,513	10,827
	Tele Norte Leste Participacoes SA	51,468	1,019,621
	Telemig Celular Participacoes SA	51,793,284	158,010
TOTAL COMMON STOCKS (Cost $9,268,957)			26,646,614

INVESTMENT IN CURRENCY — (0.0%)
*	Brazilian Real		120
(Cost $107)
TOTAL — BRAZIL (Cost $61,988,819)			168,960,070

16

TURKEY — (7.3%)
COMMON STOCKS — (7.3%)
*	Adana Cimento Sanayi Ticaret A.S.	259,762	192,341
*	Akbank T.A.S.	2,744,529	17,113,197
*	Akenerji Elektrik Uretim A.S.	216,113	1,170,682
*	Aksa	148,490	1,817,064
*	Aksigorta A.S.	401,460	1,955,670
*	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	371,441
*	Alternatifbank A.S.	92,933	99,959
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	87,865	93,823
*	Anadolu Anonim Turk Sigorta Sirketi	450,118	1,206,864
*	Anadolu Cam Sanayii A.S.	561,694	2,342,216
*	Ayen Enerji A.S.	315,768	689,127
*	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	266,756
	Bati Anabolu Cimento A.S.	255,022	683,769
*	Bolu Cimento Sanayii A.S.	485,644	772,185
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	1,011,791
*	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	360,180	640,070
*	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	682,124
*	Cimsa Cimento Sanayi Ve Ticaret A.S.	480,369	2,227,744
*	Dardanel Onentas Gida Sanayii A.S.	16,183	14,632
*	Dogan Sirketler Grubu Holding A.S.	3,007,361	8,672,826
*	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,360	105,682
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	610,719
*	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394	10,653,507
*	Finansbank	3,416,061	9,212,448
*	Goldas Kuyumculuk Sanayi A.S.	327,200	298,382
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	386,254
*	Gubre Fabrikalari Ticaret A.S.	29,241	67,918
*	Gunes Sigorta A.S.	309,093	438,464
*	Ihlas Holding A.S.	319,654	291,501
*	Izmir Demir Celik Sanayii A.S.	230,946	648,017
*	Izocam Ticaret Ve Sanayi A.S.	27,299	88,514
*	Karton Sanayi ve Ticaret A.S.	1,000	132,502
*	Kordsa Sabanci Dupont Endustriyel Iplik Kord Bezi Sanayi ve Ticaret	414,951	847,367
*	Kutahya Porselen Sanayii A.S.	7,076	153,047
*	Mardin Cimento Sinayii ve Ticaret	138,517	423,216
*	Marshall Boya ve Vernik Sanayii A.S.	11,818	229,359
*	Medyo Holding A.S.	33,508	180,207
*	Menderes Tekstil Sanayi ve Ticaret A.S.	347,650	214,063
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	48,774	55,123
*	Net Holding A.S.	123,098	139,121
*	Net Turizm Ticaret ve Sanayi A.S.	92,089	125,609
*	Nortel Networks Netas Telekomuenikasyon A.S.	24,805	715,343
*	Otobus Karoseri Sanayi A.S.	98,162	512,615
*	Pinar Entegre et ve Un Sanayii A.S.	51,591	53,481
*	Pinar Sut Mamulleri Sanayii A.S.	58,424	87,886
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	4,658
*	Sabah Yayincilik A.S.	31,938	94,594
*	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	247,799	422,977
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,121,965	1,355,453
*	Tat Konserve Sanayii A.S.	175,295	398,957
*	Tekstil Bankasi A.S.	501,024	566,239
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	303,918

17

*	Tofas Turk Otomobil Fabrikasi A.S.	544,993	1,197,880
*	Trakya Cam Sanayii A.S.	1,227,824	4,517,014
*	Turk Demir Dokum Fabrikalari A.S.	166,949	761,225
*	Turk Dis Ticaret Bankasi A.S.	1,984,958	5,724,353
*	Turk Pirelli Kablo ve Sistemleri A.S.	39,312	89,471
*	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	7,109,642
*	Turkiye Garanti Bankasi A.S.	2,762,007	12,808,996
*	Turkiye Is Bankasi	1,860,440	13,195,638
*	Ulker Gida Sanayi ve Ticaret A.S.	124,461	514,141
*	Unye Cimento Sanayi ve Ticaret A.S.	20,978	27,306
*	USAS Ucak Servisi A.S.	20,520	96,762
*	Vestel Elektronik Sanayi ve Ticaret A.S.	223,134	921,754
*	Yapi ve Kredi Bankasi A.S.	1,405,653	6,299,692
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	17,873

TOTAL — TURKEY (Cost $31,842,363)			125,123,169

MALAYSIA — (6.0%)
COMMON STOCKS — (6.0%)
*	A&M Realty Berhad	427,100	135,998
	ACP Industries Berhad	512,000	148,211
*	Advance Synergy Berhad	641,000	59,039
	Advanced Synergy Capital Berhad	153,500	21,005
	Affin Holdings Berhad	4,168,900	1,941,830
	Aluminum Co. of Malaysia	250,000	117,105
*	AMBD Berhad	1,990,900	81,208
	AMFB Holdings Berhad	749,700	1,371,162
	AMMB Holdings Berhad	938,944	790,690
	Ancom Berhad	375,000	71,053
	Ann Joo Resources Berhad	692,900	388,389
*	Antah Holding Berhad	306,000	19,326
	APM Automotive Holdings Berhad	274,200	180,395
	Apollo Food Holdings Berhad	198,400	123,217
*	Arab Malaysia Corp. Berhad	2,000,000	721,053
	Asas Dunia Berhad	524,700	117,367
*	Asia Pacific Land Berhad	1,349,000	88,750
	Asiatic Development Berhad	2,707,000	1,211,026
*	Avenue Assets Berhad	2,401,600	363,400
	Ayer Hitam Planting Syndicate Berhad	27,000	16,697
	Bandar Raya Developments Berhad	1,547,400	834,782
	Batu Kawan Berhad	871,000	1,386,724
*	Berjaya Capital Berhad	1,765,900	455,416
*	Berjaya Group Berhad	3,516,900	111,060
	Berjaya Land Berhad	2,688,000	654,316
	Bernas Padiberas Nasional Berhad	1,391,800	571,371
	Bimb Holdings Berhad	1,029,800	464,765
	Bina Darulaman Berhad	118,000	37,884
	Binaik Equity Berhad	149,800	36,859
	Bolton Properties Berhad	747,000	222,134
	Boustead Holdings Berhad	2,026,800	960,063
	Cahya Mata Sarawak Berhad	1,008,800	384,937

18

*	Camerlin Group Berhad	845,200	266,905
	Chemical Co. of Malaysia Berhad	311,000	190,692
	Chin Teck Plantations Berhad	135,000	172,658
	Choo Bee Metal Industries Berhad	235,700	173,053
	Commerce Asset Holding Berhad	1,104,000	1,353,853
*	Cosway Corp. Berhad	854,100	179,811
*	Country Heights Holdings Berhad	174,000	54,489
	Courts Mammoth Berhad	495,200	222,840
	Cycle & Carriage Bintang Berhad	249,800	197,211
*	Damansara Realty Berhad	391,000	13,891
	Datuk Keramik Holdings Berhad	127,000	2,005
	Dijaya Corp. Berhad	612,100	167,522
	Diversified Resources Berhad	3,780,400	2,138,911
	DNP Holdings Berhad	166,000	27,303
*	E&O Property Development Berhad	2,925,800	427,321
	Eastern & Oriental Berhad	325,000	65,000
	Eastern Pacific Industrial Corp. Berhad	414,400	188,661
*	Econstates Berhad	327,900	81,975
	Edaran Otomobil Nasional Berhad	906,200	1,125,596
	Esso Malaysia Berhad	633,200	439,907
	Europlus Berhad	278,100	45,008
*	Faber Group Berhad	170,300	22,856
	Far East Holdings Berhad	159,200	166,741
	Focal Aims Holdings Berhad	424,000	44,632
	Fraser & Neave Holdings Berhad	110,800	148,705
	General Corp. Berhad	564,000	72,726
	Glomac Berhad	234,200	118,333
	Gold IS Berhad	734,100	264,662
	Golden Hope Plantations Berhad	3,785,400	3,785,400
*	Golden Plus Holdings Berhad	201,000	75,111
*	Gopeng Berhad	273,900	57,303
	Grand United Holdings Berhad	451,100	59,355
*	Gula Perak Berhad	417,000	194,234
	Guthrie Ropel Berhad	191,700	187,664
	Hap Seng Consolidated Berhad	832,100	549,624
	Highlands and Lowlands Berhad	2,683,400	2,542,168
*	Ho Hup Construction Co. Berhad	175,100	41,471
*	Ho Wah Genting Berhad	369,000	34,958
	Hong Leong Credit Berhad	1,191,937	1,342,497
	Hong Leong Industries Berhad	424,600	513,989
	Hong Leong Properties Berhad	2,295,741	338,320
	Hume Industries (Malaysia) Berhad	389,967	511,062
	Hwang-DBS (Malaysia) Berhad	654,000	263,321
	IGB Corp. Berhad	4,556,600	1,654,765
	IJM Corp. Berhad	963,700	1,212,233
	IJM Plantations Berhad	204,400	57,555
*	Insas Berhad	1,680,000	168,000
	Integrated Logistics Berhad	324,000	160,721
	IOI Properties Berhad	13,600	27,916
	Island & Peninsular Berhad	522,500	632,500
	Jaya Tiasa Holdings Berhad	607,500	511,579
	Jerneh Asia Berhad	265,700	160,818
*	Johan Holdings Berhad	228,000	13,800
	Johor Port Berhad	1,078,200	567,474

19

	Johore Tenggara Oil Palm Berhad	464,000	117,221
	K & N Kenanga Holdings Berhad	1,454,300	304,255
	Keck Seng (Malaysia) Berhad	657,500	325,289
*	Kedah Cement Holdings Berhad	1,058,307	1,643,161
*	Kejora Harta Berhad	601,000	46,657
	Kian Joo Can Factory Berhad	598,200	417,166
*	KIG Glass Industrial Berhad	260,000	10,947
	Kim Hin Industry Berhad	325,900	168,953
	Kim Loong Resources Berhad	113,000	38,658
	KPJ Healthcare Berhad	478,600	195,218
	Kuala Lumpur Kepong Berhad	2,179,300	3,699,075
*	Kub Malaysia Berhad	1,251,400	181,124
	Kulim Malaysia Berhad	777,425	593,298
*	Kumpulan Emas Berhad	1,268,000	78,416
	Kwantas Corp. Berhad	123,000	161,842
*	Land & General Berhad	2,261,700	154,748
	Landmarks Berhad	1,637,000	443,713
*	Leader Universal Holdings Berhad	1,621,833	194,193
*	Leong Hup Holdings Berhad	286,000	69,995
*	Lien Hoe Corp. Berhad	654,850	50,837
	Lingui Development Berhad	1,607,500	503,401
	Lion Diversified Holdings Berhad	1,441,500	807,999
	Lion Industries Corp. Berhad	2,281,681	936,690
	Malayan Cement Berhad	67,500	14,743
	Malayawata Steel Berhad	645,100	297,086
*	Malaysia Building Society Berhad	263,000	53,292
	Malaysia Industrial Development Finance Berhad	3,609,100	1,244,190
	Malaysia Mining Corp. Berhad	4,849,600	2,628,994
	Malaysian Airlines System Berhad	80,000	84,632
	Malaysian Mosaics Berhad	1,198,400	526,665
	Malaysian National Reinsurance Berhad	377,400	355,551
	Malaysian Plantations Berhad	2,514,000	1,865,653
	Maruichi Malaysia Steel Tube Berhad	479,000	263,450
	Matrix International Berhad	316,000	117,253
	Matsushita Electric Co. (Malaysia) Berhad	160,880	436,069
	MBM Resources Berhad	349,933	197,988
*	Meda, Inc. Berhad	650,100	41,059
	Mega First Corp. Berhad	448,000	103,747
	Mentakab Rubber Co. (Malaya) Berhad	1,100	628
*	Merge Housing Berhad	57,900	23,922
	Metro Kajang Holdings Berhad	535,333	184,549
*	Metroplex Berhad	817,000	13,975
	Mieco Chipboard Berhad	228,000	138,600
*	MTD Infraperdana Berhad	3,664,900	771,558
	Muda Holdings Berhad	706,000	67,813
	Muhibbah Engineering Berhad	321,600	73,629
	MUI Properties Berhad	1,314,000	93,363
*	Mulpha International Berhad	5,006,400	823,421
*	Multi-Purpose Holdings Berhad	1,974,000	488,305
	Mutiara Goodyear Development Berhad	247,900	53,168
	MWE Holdings Berhad	360,000	68,684
*	Mycron Steel Berhad	119,750	42,858
*	Naluri Berhad	2,329,400	370,865
*	Nam Fatt Berhad	286,100	38,021

20

	Narra Industries Berhad	154,200	63,303
	NCB Holdings Berhad	1,731,200	1,275,621
	Negri Sembilan Oil Palms Berhad	167,600	101,442
*	New Straits Times Press (Malaysia) Berhad	735,600	708,499
	Nylex (Malaysia) Berhad	109,750	18,917
	Oriental Holdings Berhad	2,156,316	2,440,042
	Oriental Interest Berhad	170,000	53,684
	OSK Holdings Berhad	1,838,366	667,617
	OSK Property Holdings Berhad	186,678	50,108
	Pacific & Orient Berhad	239,300	118,391
	Pan Malaysia Cement Works Berhad	1,271,800	133,874
*	Pan Pacific Asia Berhad	100,000	2,368
*	Paracorp Berhad	252,000	13,263
	Paramount Corp. Berhad	203,900	121,267
	PBA Holdings Berhad	738,100	320,491
	Pelangi Berhad	1,655,800	261,442
*	Pernas International Holdings Berhad	2,030,200	381,998
	Petaling Garden Berhad	871,000	389,658
	Petronas Dagangan Berhad	332,800	339,806
	Phileo Allied Berhad	1,757,000	1,354,739
*	Pilecon Engineering Berhad	210,000	3,592
	PJ Development Holdings Berhad	1,043,900	124,993
	PK Resources Berhad	25,000	4,605
	PPB Group Berhad	2,249,233	4,113,729
*	Premium Nutrients Berhad	513,100	49,285
*	Prime Utilities Berhad	46,000	11,439
*	Promet Berhad	140,000	10,684
	Proton Holdings Berhad	1,305,500	2,868,665
	Pulai Springs Berhad	159,800	65,182
*	Resona Resources Berhad Preferred Series A	1,314,000	3,458
	RHB Capital Berhad	7,429,900	4,379,731
	Road Builders (Malaysia) Holdings Berhad	1,315,600	1,004,011
	Sapura Telecommunications Berhad	155,152	51,445
	Sarawak Enterprise Corp. Berhad	3,600,800	1,279,232
	Sarawak Oil Palms Berhad	93,000	53,842
	SCB Developments Berhad	343,700	329,228
	Scientex, Inc. Berhad	116,000	81,505
	Selangor Dredging Berhad	619,000	67,601
	Selangor Properties Berhad	1,164,600	677,307
	Shangri-La Hotels (Malaysia) Berhad	706,000	239,668
	Shell Refining Co. Federation of Malaysia Berhad	48,000	113,053
	SHL Consolidated Berhad	561,300	280,650
*	Silverstone Corp. Berhad	8,690	686
	Sime Darby Berhad (Malaysia)	355,980	562,074
*	Sime Engineering Services Berhad	222,000	57,837
*	South East Asia Lumber, Inc. Berhad	228,800	80,682
	Southern Acids (Malaysia) Berhad	44,000	21,074
	Southern Bank Berhad (Foreign)	1,854,950	1,747,558
	Southern Steel Berhad	443,000	226,163
	Store Corp. Berhad	124,630	83,305
	Sunrise Berhad	827,200	374,417
	Sunway City Berhad	1,225,700	658,007
	Sunway Holdings, Inc. Berhad	394,000	152,416
*	Suria Capital Holdings Berhad	1,181,600	164,802

21

*	Syahdu Pinta Preferred Series A	1,271,800	3,347
	Ta Enterprise Berhad	4,732,900	1,071,130
	Talam Corp. Berhad	139,050	40,251
*	Tamco Corp. Holdings Berhad	219,500	18,484
	Tan Chong Motor Holdings Berhad	2,220,500	1,051,816
	Tekala Corp. Berhad	337,700	103,976
*	Time Dotcom Berhad	7,402,400	847,380
	Tiong Nam Transport Holdings Berhad	171,500	49,645
	Tradewinds (Malaysia) Berhad	782,900	566,572
*	Trengganu Development & Management Berhad	534,400	125,162
	Tronoh Mines Malaysia Berhad	508,500	400,109
	UDA Holdings Berhad	875,200	476,754
*	UEM World Berhad	3,132,300	795,439
	UMW Holdings Berhad	1,756,443	2,292,620
	Unico-Desa Plantations Berhad	1,791,900	209,841
	Union Paper Holdings Berhad	1,014,100	181,471
	Uniphone Telecommunications Berhad	286,800	50,567
	United Malacca Rubber Estates Berhad	310,800	302,621
	United Plantations Berhad	470,600	619,211
*	Utama Banking Group Berhad	955,000	191,000
	VS Industry Berhad	285,500	100,676
	Warisan TC Holdings Berhad	109,850	52,034
	Worldwide Holdings Berhad	418,600	218,113
	WTK Holdings Berhad	318,000	468,632
	Yeo Hiap Seng (Malaysia) Berhad	296,100	155,842
	YTL Corp. Berhad	1,536,203	2,142,599
	Yu Neh Huat Berhad	208,300	73,453
TOTAL COMMON STOCKS (Cost $91,112,021)			102,118,125

RIGHTS/WARRANTS — (0.0%)
*	Kulim Malaysia Berhad Warrants 06/30/09	144,025	31,837
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	22,800
TOTAL RIGHTS/WARRANTS (Cost $2,000)			54,637

TOTAL — MALAYSIA (Cost $91,114,021)			102,172,762

INDONESIA — (4.9%)
COMMON STOCKS — (4.9%)
*	PT Apac Centretex Corporation Tbk	774,000	10,025
	PT Asahimas Flat Glass Co., Ltd.	5,333,500	1,410,446
	PT Astra Agro Lestari Tbk	12,738,500	4,262,437
	PT Astra Graphia Tbk	18,779,000	668,905
	PT Bank Central Asia Tbk	2,554,000	902,839
	PT Bank NISP Tbk	44,791,078	4,109,495
*	PT Bank Pan Indonesia Tbk	113,482,661	6,369,581
	PT Berlian Laju Tanker Tbk	54,456,800	4,761,186
	PT Bhakti Investama Tbk	31,933,500	878,951
*	PT Branta Mulia Tbk	180,000	15,155

22

*	PT Budi Acid Jaya Tbk	6,410,000	83,027
*	PT Charoen Pokphand Indonesia Tbk	13,979,000	671,451
*	PT Clipan Finance Indonesia Tbk	12,461,000	605,262
*	PT Davomas Adabi Tbk	71,017,500	1,303,144
	PT Dynaplast Tbk	3,040,000	541,422
*	PT Ever Shine Textile Tbk	19,347,215	156,624
*	PT Great River International	1,788,000	88,778
*	PT Hero Supermarket Tbk	220,000	71,240
	PT Indorama Synthetics Tbk	7,901,320	571,416
	PT International Nickel Indonesia Tbk	7,522,000	11,610,405
*	PT Jaya Real Property	5,189,500	1,120,298
*	PT Karwell Indonesia	1,466,500	64,900
*	PT Kawasan Industry Jababeka Tbk	534,000	7,493
	PT Komatsu Indonesia Tbk	6,049,000	2,709,628
	PT Lautan Luas Tbk	7,721,000	412,531
	PT Matahari Putra Prima Tbk Foreign	12,852,500	929,481
	PT Mayorah Indah	8,497,572	1,119,007
	PT Medco Energi International Tbk	31,249,000	8,263,808
*	PT Metrodata Electronics Tbk	18,582,000	180,515
*	PT Modern Photo Tbk	1,266,500	82,023
*	PT Mutlipolar Corporation Tbk	3,195,000	112,081
*	PT Panasia Indosyntec Tbk	403,200	21,760
*	PT Panin Insurance Tbk	27,086,000	1,242,544
	PT Rig Tenders Indonesia Tbk	2,760,000	271,099
	PT Selamat Semp Tbk	10,624,000	361,224
	PT Semen Gresik Tbk	8,421,591	16,180,508
*	PT Sinar Mas Agro Resources and Technology Tbk	1,688,580	565,017
	PT Summarecon Agung Tbk	2,250,000	218,576
*	PT Sunson Textile Manufacturer Tbk	6,012,000	77,871
*	PT Suparma Tbk	3,995,345	84,094
*	PT Surya Dumai Industri Tbk	5,145,000	208,255
	PT Surya Toto Indonesia	46,400	30,050
	PT Tempo Scan Pacific	6,466,000	5,757,947
	PT Tigaraksa Satria Tbk	68,400	27,317
	PT Timah Tbk	5,855,000	1,311,363
	PT Trias Sentosa Tbk	29,527,200	621,491
	PT Trimegah Sec Tbk	34,298,000	629,355
	PT Tunas Ridean Tbk	10,810,000	945,124
*	PT Ultrajaya Milk Industry & Trading Co.	13,717,500	562,648
	PT Unggul Indah Corp. Tbk	371,435	99,730
TOTAL COMMON STOCKS (Cost $37,309,655)			83,309,527

INVESTMENT IN CURRENCY — (0.0%)
*	Indonesia Rupiah		1,026
(Cost $1,131)
TOTAL — INDONESIA (Cost $37,310,786)			83,310,553

23

ISRAEL — (4.8%)
COMMON STOCKS — (4.8%)
*	Afcon Industries, Ltd.	2,102	7,775
	American Israeli Paper Mills, Ltd.	13,563	758,741
*	Ashtrom Properties, Ltd.	171,400	83,174
*	Azorim Investment Development & Construction Co., Ltd.	299,403	3,002,994
	Bank Hapoalim, Ltd.	3,775,700	13,756,696
	Bank Leumi Le-Israel	4,836,950	14,292,508
	Bank of Jerusalem, Ltd.	71,150	73,575
*	Baran Group, Ltd.	94,200	1,113,174
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	369,154
	CLAL Industries, Ltd.	773,796	3,801,259
	Delta Galil Industries, Ltd.	78,554	822,632
*	Discount Mortgage Bank, Ltd.	3,611	403,348
*	Elbit Medical Imaging	168,210	2,667,651
	Electra Consumer	23,400	223,222
*	Electrochemical Industries (1952), Ltd.	48,800	0
*	Elron Electronic Industries, Ltd.	202,296	3,271,130
*	Feuchtwanger Investments 1984, Ltd.	10,500	6,060
*	First International Bank of Israel	294,660	2,170,250
*	First International Bank of Israel, Ltd.	434,800	693,257
*	Formula Systems (1985), Ltd.	93,700	1,782,070
*	Formula Vision Technologies, Ltd.	1,953	2,007
	Global Trade Centre Real Estate	3,052	6,980
*	Granite Hacarmel Investments, Ltd.	142,500	227,173
	IDB Development Corp., Ltd. Series A	87,522	2,580,105
	Industrial Building Corp., Ltd.	408,034	499,376
	Israel Cold Storage & Supply Co., Ltd.	7,000	28,696
*	Israel Corp. Series A	4,000	935,053
*	Israel Land Development Co., Ltd.	234,969	958,925
	Israel Petrochemical Enterprises, Ltd.	253,817	2,034,862
*	Israel Steel Mills, Ltd.	97,000	871
*	Kardan Real Estate, Ltd.	3,052	3,461
	Knafaim-Arkia Holdings, Ltd.	117,857	1,688,867
*	Koor Industries, Ltd.	125,769	7,015,529
*	Leader Holding & Investments, Ltd.	113,800	182,913
*	Liberty Properties, Ltd.	3,457	24,283
	M.A.Industries, Ltd.	227,355	1,284,959
	Mehadrin, Ltd.	24,063	384,055
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	67,591
*	Middle East Tube Co.	46,200	46,604
	Miloumor, Ltd.	26,800	106,163
*	Minrav Holdings, Ltd.	2,000	82,819
*	Nice Systems, Ltd.	50,930	1,714,870
*	OCIF Investments and Development, Ltd.	3,380	65,405
	Otzar Hashilton Hamekomi, Ltd.	1,050	90,611
	Packer Plada, Ltd.	2,877	172,342
*	Polgat Industries, Ltd. Series A	87,600	108,945
	Property and Building Corp., Ltd.	7,261	637,470
	Scitex Corp., Ltd.	365,565	2,518,206
*	Shrem Fudim Kelner & Co., Ltd.	28,100	97,140
*	Super-Sol, Ltd. Series B	688,337	1,934,065
*	Team Computer & Systems, Ltd.	7,900	97,704
*	Union Bank of Israel, Ltd.	373,011	1,414,899
	United Mizrahi Bank, Ltd.	1,233,305	6,007,462
*	Urdan Industries, Ltd.	183,950	89,433

24

	Ytong Industries, Ltd.	174,250	139,657
TOTAL COMMON STOCKS (Cost $49,895,443)			82,548,171

INVESTMENT IN CURRENCY — (0.0%)
*	Israel Shekel		6,281
(Cost $6,027)

RIGHTS/WARRANTS — (0.0%)
*	GTC Warrants	91	0
(Cost $0)
TOTAL — ISRAEL (Cost $49,901,470)			82,554,452

THAILAND — (3.9%)
COMMON STOCKS — (3.9%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	1,753,500	403,525
*	Advance Agro Public Co., Ltd. (Foreign)	1,587,830	1,021,460
	Bangkok Bank Public Co., Ltd.	229,700	726,823
	Bangkok Expressway Public Co., Ltd. (Foreign)	4,575,300	3,469,762
	Bangkok Insurance Public Co., Ltd.	33,300	196,804
*	Bangkok Land Co., Ltd. (Foreign)	18,204,603	333,243
*	Bank of Ayudhya Public Co., Ltd. (Foreign)	12,702,400	4,417,937
	Banpu Public Co., Ltd. (Foreign)	1,172,600	5,458,232
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	676,737
	Cal-Comp Electronics (Thailand) Public Co., Ltd.	427,800	374,773
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	687,163
	Central Plaza Hotel Public Co., Ltd. (Foreign)	723,000	398,936
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	16,182,340	1,557,296
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	1,167,500	628,936
*	Eastern Star Real Estate Public Co., Ltd. (Foreign)	1,690,100	32,706
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	859,080	864,921
*	Finansa Public Co., Ltd.	47,700	33,368
*	Golden Land Property Development Public Co., Ltd. (Foreign)	232,500	63,232
	Hana Microelectronics Public Co., Ltd.	935,000	594,155
	Hermraj Land & Development Public Co., Ltd.	4,128,800	115,529
	ICC International Public Co., Ltd.	2,755,000	2,854,782
*	Jasmine International Public Co., Ltd. (Foreign)	7,213,100	133,925
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	386,049
*	Kasikornbank PCL (Foreign)	1,530,000	2,620,685
	KCE Electronics Public Co., Ltd. (Foreign)	120,000	23,692
	KGI Securities One Public Co., Ltd. (Foreign)	2,306,700	214,745
	Krung Thai Bank Public Co., Ltd. (Foreign)	7,702,100	2,014,147
*	Krungthai Card Public Co., Ltd.	248,900	161,421
	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	699,378
	Loxley Public Co., Ltd. (Foreign)	1,963,600	174,588
	MBK Development Public Co., Ltd.	226,700	311,238
*	Millennium Steel Public Co., Ltd.	2,811,400	155,862
	Modernform Group Public Co., Ltd. (Foreign)	46,000	45,411
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	920,152

25

*	Nakornthai Strip Mill Public Co., Ltd.	12,468,800	596,703
	National Finance and Securities Public Co., Ltd. (Foreign)	9,023,000	3,444,974
	National Petrochemical Public Co., Ltd. (Foreign)	2,010,600	6,414,571
*	Natural Park Public Co., Ltd. (Foreign)	2,593,500	65,787
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	46,109
*	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	636,301
	Quality Houses Public Co., Ltd. (Foreign)	8,475,900	259,331
	Regional Container Lines Public Co., Ltd.	6,950,000	6,361,140
*	Rojana Industrial Park Public Co., Ltd. (Foreign)	222,600	46,569
	Saha Pathana Inter-Holding Public Co., Ltd.	3,316,000	1,240,031
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	403,951
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,503,156
	Sansiri Public Co., Ltd.	1,055,400	107,086
	Shinawatra Satellite Public Co., Ltd. (Foreign)	282,200	129,145
	Siam Commercial Bank Public Co., Ltd. (Foreign)	1,845,700	2,582,242
	Siam Food Products Public Co., Ltd. (Foreign)	97,100	188,538
	Siam Industrial Credit Public Co., Ltd.	4,055,050	747,597
	Siam Makro Public Co., Ltd. (Foreign)	158,800	215,941
*	Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)	839	72,403
	Supalai (Forign)	456,500	32,709
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	290,000	161,532
	Thai Rayon Public Co., Ltd.	16,500	158,787
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	1,591,648
*	Tipco Asphalt Public Co., Ltd. (Foreign)	43,600	27,022
*	TPI Polene Public Co., Ltd. (Foreign)	3,890,162	3,280,798
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	99,796
*	Tycoons Worldwide Group Public Co., Ltd.	829,000	303,504
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	1,491,904
*	Vinythai Public Co., Ltd. (Foreign)	2,159,217	773,569
TOTAL COMMON STOCKS (Cost $30,862,668)			65,754,457

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Co., Ltd. (Foreign) Warrants 2006	3,987,330	0
	Eastern Water Resources Development & Management Public Co., Ltd.
*	(Foreign) Warrants 11/28/07	229,088	28,756
*	Modernform Group Public Co., Ltd. Warrants 11/30/07	4,600	421
TOTAL RIGHTS/WARRANTS (Cost $0)			29,177

INVESTMENT IN CURRENCY — (0.0%)
*	Thailand Baht		72
(Cost $62)
TOTAL — THAILAND (Cost $30,862,730)			65,783,706

26

POLAND — (3.1%)
COMMON STOCKS — (3.1%)
*	Amica Wronki SA	174,355	1,678,486
*	Bank Ochrony Srodowiska SA	4,447	74,124
	Bank Przemyslowo Handlowy Pbk	9,050	1,647,022
	Bank Zackodni Wbk SA	31,975	1,131,204
*	Big Bank Gdanski SA	4,219,477	4,923,226
*	Budimex SA	124,553	2,076,095
	Debica SA	56,689	1,523,431
*	Echo Investment SA	21,485	562,029
*	Elektrobudowa SA	6,338	60,368
*	Fabryki Mebli Forte SA	36,826	144,062
*	Huta Ferrum SA	4,233	14,183
*	Impexmetal SA	241,068	4,633,242
	Lentex SA	104,119	818,161
*	Mostostal Export SA	654,595	305,064
*	Mostostal Warszawa SA	183,300	405,296
*	Mostostal Zabrze Holding SA	140,376	37,724
*	Netia Holdings SA	1,667,928	2,536,190
	Orbis SA	561,018	4,351,196
	Polifarb Cieszyn Wroclaw SA	929,467	2,276,478
	Polski Koncern Naftowy Orlen S.A.	1,068,890	16,907,639
*	Prokom Software SA	34,197	1,657,677
	Przedsiebiorstwo Farmaceutyczne JELFA SA	139,333	2,938,615
*	Raciborska Fabryka Kotlow SA	291,972	1,167,014
*	Stalexport SA	422,172	295,838
*	Ster-Projekt SA	36,530	83,878

TOTAL — POLAND (Cost $37,157,841)			52,248,242

CZECH REPUBLIC — (2.7%)
COMMON STOCKS — (2.7%)
	Ceske Telecom A.S.	535,201	9,457,747
	CEZ A.S.	1,934,208	36,924,918

TOTAL — CZECH REPUBLIC (Cost $35,600,802)			46,382,665

HUNGARY — (2.6%)
COMMON STOCKS — (2.6%)
*	Danubius Hotel & Spa RT	172,246	5,468,628
*	Egis RT	80,537	7,582,723
*	Fotex First Hungarian-American Photo Service Co.	2,356,737	2,838,148
*	Globus Konzervipari RT	349,690	995,378
	Magyar Olay-Es Gazipari RT	183,209	16,096,191
*	Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)	100,770	706,061
*	North American Business Industries RT	121,832	223,412
*	Pannonplast P.L.C.	138,882	973,099
*	Raba Hungarian Railway Carriage & Machine Works	482,083	1,979,176
*	Synergon Information Systems Ltd., Budapest	247,161	788,769
*	Tiszai Vegyi Kombinat RT	253,242	6,924,246

TOTAL — HUNGARY (Cost $23,732,647)			44,575,831

27

CHILE — (2.2%)
COMMON STOCKS — (2.2%)
Banco de Credito e Inversiones SA Series A	54,733	1,276,072
Banmedica SA	347,000	238,478
CAP SA (Compania de Aceros del Pacifico)	199,310	1,993,967
Cementos Bio-Bio SA	62,327	162,663
Cervecerias Unidas SA	143,000	716,555
Consumidores de Gas de Santiago SA	103,000	507,160
COPEC (Cia de Petroleos de Chile)	947,488	7,813,994
Cristalerias de Chile SA	14,500	145,063
CTI SA (Cia Tecno Industrial)	4,900,000	107,080
Empresa Nacional de Electricidad SA	2,694,503	1,711,168
Empresa Nacional de Telecomunicaciones SA	86,880	691,563
Empresas CMPC SA	286,547	6,605,912
* Empresas Iansa SA	4,994,997	254,204
* Enersis SA	11,659,592	2,028,637
Industrias Forestales Inforsa SA	2,387,597	594,002
Inversiones Frimetal SA	4,900,000	0
* Madeco Manufacturera de Cobre SA	1,450,969	153,491
Maderas y Sinteticos SA	1,414,095	927,558
Minera Valparaiso SA	7,500	100,478
Parque Arauco S.A.	543,207	304,328
Sociedad Industrial Pizarreno SA	63,000	149,073
Sociedad Quimica y Minera de Chile SA Series A	43,364	301,416
Sociedad Quimica y Minera de Chile SA Series B	945,090	7,013,151
Soquimic Comercial SA	150,000	74,380
Sud Americana de Vapores SA	410,000	934,493
Telecomunicaciones de Chile SA Series A	477,600	1,412,649
Telecomunicaciones de Chile SA Series B	372,166	1,026,330
Vina de Concha y Toro SA	350,000	538,930
Vina San Pedro SA	4,500,000	48,543
Vina Sta Carolina SA Series A	163,489	113,070
TOTAL COMMON STOCKS (Cost $19,472,515)		37,944,408

INVESTMENT IN CURRENCY — (0.0%)		26,938
* Chilean Pesos
(Cost $26,429)
TOTAL — CHILE (Cost $19,498,944)		37,971,346

28

ARGENTINA — (2.0%)
COMMON STOCKS — (2.0%)
*	Acindar Industria Argentina de Aceros SA Series B	2,261,067	5,072,640
*	Alpargatas SA Industrial y Comercial	6,363	3,744
	Banco del Sud Sociedad Anonima Series B	310,563	415,634
*	Banco Frances del Rio de la Plata SA	353,379	796,223
*	Banco Suquia SA	327,868	52,464
*	Capex SA Series A	131,575	225,429
*	Celulosa Argentina SA Series B	10,843	11,988
*	Central Costanera SA Series B	261,000	369,552
*	Central Puerto SA Series B	161,000	99,928
	Cresud SA Comercial Industrial Financiera y Agropecuaria	535,252	835,731
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	62,229
*	Garovaglio y Zorraquin SA	65,800	11,699
*	Grupo Financiero Galicia SA Series B	2,067,935	1,778,196
*	IRSA Inversiones y Representaciones SA	1,257,197	2,007,666
*	Juan Minetti SA	806,693	959,660
	Ledesma S.A.A.I.	885,405	543,822
*	Metrogas SA Series B	176,000	77,377
*	Molinos Rio de la Plata SA Series B	541,214	923,770
*	Polledo SA Industrial y Constructora y Financiera	50,000	10,296
*	Renault Argentina SA	2,501,957	857,328
	Siderar S.A.I.C. Series A	645,512	4,841,204
*	Sol Petroleo SA	173,000	27,403
	Solvay Indupa S.A.I.C.	1,334,322	1,725,368
*	Telecom Argentina Stet-France SA Series B	476,600	1,249,499
	Tenaris SA	1,660,259	10,331,603
*	Transportadora de Gas del Sur SA Series B	660,500	757,988
TOTAL COMMON STOCKS (Cost $19,009,343)			34,048,441

INVESTMENT IN CURRENCY — (0.0%)
*	Argentine Peso		56,284
(Cost $55,670)
TOTAL — ARGENTINA (Cost $19,065,013)			34,104,725

PHILIPPINES — (1.9%)
COMMON STOCKS — (1.9%)
	Aboitiz Equity Ventures, Inc.	5,782,000	481,216
	Alaska Milk Corp.	7,953,000	567,344
*	Alsons Consolidated Resources, Inc.	16,904,000	185,520
	Bacnotan Consolidated Industries, Inc.	1,696,970	667,365
*	Belle Corp.	30,800,000	957,747
*	Cebu Holdings, Inc.	7,763,250	134,902
*	Digital Telecommunications (Philippines), Inc.	131,630,000	3,611,579
*	Equitable PCI Bank, Inc.	2,841,900	2,521,166
*	Fil-Estate Land, Inc.	3,196,340	45,604
*	Filinvest Development Corp.	5,283,500	144,965
*	Filinvest Land, Inc.	151,904,100	5,001,415
*	Filipina Water Bottling Corp.	5,471,786	0
*	First E-Bank Corp.	409,000	9,576
	Keppel Philippines Marine, Inc.	9,725,165	96,060
*	Kuok Philippine Properties, Inc.	4,300,000	22,023
*	Megaworld Properties & Holdings, Inc.	179,870,000	5,593,177
	Metro Bank and Trust Co.	349,020	239,405
*	Mondragon International Philippines, Inc.	2,464,000	5,634

29

	Petron Corp.	15,160,000	1,095,336
*	Philippine National Bank	3,619,900	2,118,837
*	Philippine National Construction Corp.	398,900	31,010
*	Philippine Realty & Holdings Corp.	20,930,000	114,853
	Philippine Savings Bank	1,095,390	661,201
*	Prime Orion Philippines, Inc.	14,400,000	102,725
*	RFM Corp.	2,488,200	42,327
	Robinson’s Land Corp. Series B	16,019,000	842,411
	Security Bank Corp.	2,713,200	1,563,304
	SM Development Corp.	21,996,400	764,462
*	Solid Group, Inc.	19,668,000	212,258
	Soriano (A.) Corp.	20,195,000	731,408
	Union Bank of the Philippines	547,400	285,365
	Universal Robina Corp.	16,140,300	2,952,314
*	Urban Bank, Inc.	14,950	246

TOTAL — PHILIPPINES (Cost $28,352,717)			31,802,755

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
*	Euro Currency		445
(Cost $284)

		Face
		Amount
		(000)

TEMPORARY CASH INVESTMENTS — (1.1%)

	Repurchase Agreement, PNC Capital Markets, Inc. 2.37%, 03/01/05 (Collateralized by $19,219,000 FNMA Notes 2.95%, 11/14/07, valued at $19,339,119) to be repurchased at $19,054,254	$19,053	19,053,000
(Cost $19,053,000)

TOTAL INVESTMENTS — (100.0%) (Cost $1,033,888,627)††			$1,703,603,629

†	See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $1,034,773,354.

30

Security Valuation

Securities held by Dimensional Emerging Markets Value Fund Inc. (the “Fund”) which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

The Fund will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally I 1:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrates that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund.  When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Directors of the Fund monitors the operation of the method used to fair value price the Fund’s foreign investments.

31

ITEM 2.          CONTROLS AND PROCEDURES.

(a)               Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.          EXHIBITS.

(a)               Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President, Chief Executive Officer and Chief Investment Officer

Date:	April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer DFA Investment Dimensions Group Inc.

Date:	April 25, 2005

By:	/s/ Michael T. Scardina
Michael T. Scardina
Principal Financial Officer DFA Investment Dimensions Group Inc.

Date:	April 25, 2005